Quarterly Report
September 30, 2024
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
DIVERSIFIED REITs — 2.8%
Alexander & Baldwin, Inc. REIT	123,248	$2,366,362
American Assets Trust, Inc. REIT	81,509	2,177,920
Broadstone Net Lease, Inc. REIT	323,377	6,127,994
Empire State Realty Trust, Inc. Class A REIT	230,791	2,557,164
Essential Properties Realty Trust, Inc. REIT	300,838	10,273,618
Global Net Lease, Inc. REIT	338,987	2,854,271
WP Carey, Inc. REIT	375,286	23,380,318
		49,737,647
HEALTH CARE REITs — 12.3%
American Healthcare REIT, Inc.	255,574	6,670,481
CareTrust REIT, Inc.	264,428	8,160,248
Community Healthcare Trust, Inc. REIT	42,836	777,473
Diversified Healthcare Trust REIT	371,384	1,556,099
Global Medical REIT, Inc.	105,726	1,047,745
Healthcare Realty Trust, Inc. REIT	622,811	11,304,019
Healthpeak Properties, Inc. REIT	1,206,985	27,603,747
Medical Properties Trust, Inc. REIT	1,029,053	6,019,960
National Health Investors, Inc. REIT	74,548	6,266,505
Omega Healthcare Investors, Inc. REIT	442,004	17,989,563
Universal Health Realty Income Trust REIT	21,808	997,716
Ventas, Inc. REIT	708,523	45,437,580
Welltower, Inc. REIT	673,290	86,201,319
		220,032,455
HOTEL & RESORT REITs — 3.4%
Apple Hospitality REIT, Inc.	383,984	5,702,162
Chatham Lodging Trust REIT	83,819	714,138
DiamondRock Hospitality Co. REIT	355,564	3,104,074
Host Hotels & Resorts, Inc. REIT	1,204,929	21,206,751
Park Hotels & Resorts, Inc. REIT	358,247	5,051,283
Pebblebrook Hotel Trust REIT	206,688	2,734,482
RLJ Lodging Trust REIT	263,117	2,415,414
Ryman Hospitality Properties, Inc. REIT	102,759	11,019,875
Service Properties Trust REIT	284,188	1,295,897
Summit Hotel Properties, Inc. REIT	185,693	1,273,854
Sunstone Hotel Investors, Inc. REIT	348,885	3,600,493
Xenia Hotels & Resorts, Inc. REIT	174,618	2,579,108
		60,697,531
Security Description	Shares	Value
INDUSTRIAL REITs — 14.9%
Americold Realty Trust, Inc. REIT	448,453	$12,677,766
EastGroup Properties, Inc. REIT	83,457	15,591,437
First Industrial Realty Trust, Inc. REIT	227,025	12,708,859
Innovative Industrial Properties, Inc. REIT	48,617	6,543,848
LXP Industrial Trust REIT	504,791	5,073,150
Plymouth Industrial REIT, Inc.	67,723	1,530,540
Prologis, Inc. REIT	1,348,430	170,279,740
Rexford Industrial Realty, Inc. REIT	375,651	18,899,002
STAG Industrial, Inc. REIT	312,402	12,211,794
Terreno Realty Corp. REIT	166,178	11,105,676
		266,621,812
OFFICE REITs — 6.6%
Alexandria Real Estate Equities, Inc. REIT	267,031	31,709,931
Brandywine Realty Trust REIT	294,814	1,603,788
BXP, Inc. REIT	249,181	20,049,103
COPT Defense Properties REIT	192,799	5,847,594
Cousins Properties, Inc. REIT	260,897	7,691,244
Douglas Emmett, Inc. REIT	287,145	5,045,138
Easterly Government Properties, Inc. REIT	165,931	2,253,343
Equity Commonwealth REIT (a)	184,104	3,663,670
Highwoods Properties, Inc. REIT (b)	181,738	6,090,040
Hudson Pacific Properties, Inc. REIT (b)	241,561	1,154,662
JBG SMITH Properties REIT	148,374	2,593,577
Kilroy Realty Corp. REIT	181,218	7,013,137
NET Lease Office Properties REIT	25,315	775,145
Paramount Group, Inc. REIT	312,874	1,539,340
Piedmont Office Realty Trust, Inc. Class A REIT	212,509	2,146,341
SL Green Realty Corp. REIT	111,130	7,735,759
Vornado Realty Trust REIT	284,150	11,195,510
		118,107,322
RESIDENTIAL REITs — 18.7%
American Homes 4 Rent Class A REIT	539,876	20,725,840
Apartment Investment & Management Co. Class A REIT (a)	223,578	2,021,145
AvalonBay Communities, Inc. REIT	243,583	54,867,071
Camden Property Trust REIT	182,933	22,597,713
Centerspace REIT	26,215	1,847,371
Elme Communities REIT	150,894	2,654,225
Equity LifeStyle Properties, Inc. REIT	319,923	22,823,307
Equity Residential REIT	585,088	43,565,652
Essex Property Trust, Inc. REIT	110,104	32,526,924

See accompanying notes to Schedule of Investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	385,498	$7,902,709
Invitation Homes, Inc. REIT	977,080	34,451,841
Mid-America Apartment Communities, Inc. REIT	200,448	31,851,187
NexPoint Residential Trust, Inc. REIT	37,848	1,665,690
Sun Communities, Inc. REIT	201,124	27,181,909
UDR, Inc. REIT	514,832	23,342,483
UMH Properties, Inc. REIT	117,270	2,306,701
Veris Residential, Inc. REIT	138,479	2,473,235
		334,805,003
RETAIL REITs — 17.8%
Acadia Realty Trust REIT	180,592	4,240,300
Agree Realty Corp. REIT	172,251	12,975,668
Brixmor Property Group, Inc. REIT	516,925	14,401,530
Federal Realty Investment Trust REIT	129,074	14,839,638
Getty Realty Corp. REIT	85,462	2,718,546
Kimco Realty Corp. REIT	1,156,158	26,845,989
Kite Realty Group Trust REIT	376,831	10,008,631
Macerich Co. REIT	370,491	6,757,756
NETSTREIT Corp. (b)	132,664	2,192,936
NNN REIT, Inc.	315,065	15,277,502
Phillips Edison & Co., Inc. REIT	210,248	7,928,452
Realty Income Corp. REIT	1,266,517	80,322,508
Regency Centers Corp. REIT	280,271	20,243,974
Retail Opportunity Investments Corp. REIT	218,564	3,438,012
Simon Property Group, Inc. REIT	485,378	82,038,590
SITE Centers Corp. REIT	80,815	4,889,308
Tanger, Inc. REIT	187,612	6,224,966
Urban Edge Properties REIT	208,128	4,451,858
		319,796,164
SPECIALIZED REITs — 22.4%
CubeSmart REIT	386,270	20,792,914
Digital Realty Trust, Inc. REIT	500,567	81,006,757
EPR Properties REIT	129,842	6,367,452
Equinix, Inc. REIT	153,984	136,680,818
Security Description	Shares	Value
Extra Space Storage, Inc. REIT	363,399	$65,480,866
Four Corners Property Trust, Inc. REIT	158,977	4,659,616
National Storage Affiliates Trust REIT	119,924	5,780,337
Public Storage REIT	220,660	80,291,554
		401,060,314
TOTAL COMMON STOCKS (Cost $1,915,928,439)		1,770,858,248
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	13,824,263	13,824,263
State Street Navigator Securities Lending Portfolio II (e) (f)	1,870,225	1,870,225
TOTAL SHORT-TERM INVESTMENTS (Cost $15,694,488)		15,694,488
TOTAL INVESTMENTS — 99.8% (Cost $1,931,622,927)		1,786,552,736
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		3,728,975
NET ASSETS — 100.0%		$1,790,281,711
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	452	12/20/2024	$17,880,308	$17,790,720	$(89,588)
See accompanying notes to Schedule of Investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,770,858,248	$—	$—	$1,770,858,248
Short-Term Investments	15,694,488	—	—	15,694,488
TOTAL INVESTMENTS	$1,786,552,736	$—	$—	$1,786,552,736
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(89,588)	$—	$—	$(89,588)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(89,588)	$—	$—	$(89,588)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,547,402	$10,550,566	$24,878,866	$35,429,432	$332	$(332)	—	$—	$223,834
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	41,439,314	27,615,051	—	—	13,824,263	13,824,263	63,073
State Street Navigator Securities Lending Portfolio II	3,521,807	3,521,807	50,838,782	52,490,364	—	—	1,870,225	1,870,225	3,838
Total		$14,072,373	$117,156,962	$115,534,847	$332	$(332)		$15,694,488	$290,745
See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
CAPITAL MARKETS — 1.0%
SEI Investments Co.	12,836	$888,123
COMMUNICATIONS EQUIPMENT — 0.8%
Calix, Inc. (a)	18,391	713,387
CONSUMER FINANCE — 0.9%
Upstart Holdings, Inc. (a) (b)	20,945	838,009
DIVERSIFIED CONSUMER SERVICES — 1.2%
Duolingo, Inc. (a)	3,631	1,024,015
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Advanced Energy Industries, Inc.	8,110	853,496
Arlo Technologies, Inc. (a)	82,165	995,018
Daktronics, Inc. (a)	91,480	1,181,007
PAR Technology Corp. (a) (b)	19,458	1,013,373
		4,042,894
ENTERTAINMENT — 5.5%
Electronic Arts, Inc.	5,643	809,432
Netflix, Inc. (a)	1,714	1,215,689
ROBLOX Corp. Class A (a)	18,909	836,912
Roku, Inc. (a)	7,448	556,068
Spotify Technology SA (a)	3,867	1,425,105
		4,843,206
FINANCIAL SERVICES — 2.5%
Block, Inc. (a)	11,228	753,735
Toast, Inc. Class A (a) (b)	50,367	1,425,890
		2,179,625
HEALTH CARE TECHNOLOGY — 2.6%
Doximity, Inc. Class A (a)	31,514	1,373,065
Veeva Systems, Inc. Class A (a)	4,504	945,255
		2,318,320
INTERACTIVE MEDIA & SERVICES — 3.5%
Meta Platforms, Inc. Class A	2,328	1,332,640
Pinterest, Inc. Class A (a)	22,092	715,118
ZipRecruiter, Inc. Class A (a)	57,165	543,068
ZoomInfo Technologies, Inc. (a)	49,307	508,848
		3,099,674
IT SERVICES — 9.3%
Amdocs Ltd.	8,984	785,920
Cognizant Technology Solutions Corp. Class A	11,075	854,768
DigitalOcean Holdings, Inc. (a)	24,875	1,004,701
EPAM Systems, Inc. (a)	2,894	575,993
Fastly, Inc. Class A (a) (b)	44,620	337,773
Globant SA (a) (b)	3,448	683,187
Kyndryl Holdings, Inc. (a)	42,056	966,447
MongoDB, Inc. (a)	2,048	553,677
Okta, Inc. (a)	10,737	798,189
Perficient, Inc. (a)	11,990	905,005
Twilio, Inc. Class A (a)	11,016	718,464
		8,184,124
Security Description	Shares	Value
MEDIA — 4.5%
Integral Ad Science Holding Corp. (a)	54,894	$593,404
Magnite, Inc. (a)	91,103	1,261,777
Perion Network Ltd. (a)	27,657	217,937
PubMatic, Inc. Class A (a)	45,035	669,670
Trade Desk, Inc. Class A (a)	10,937	1,199,242
		3,942,030
PROFESSIONAL SERVICES — 6.6%
Alight, Inc. Class A (a)	97,210	719,354
ASGN, Inc. (a)	8,483	790,870
Clarivate PLC (a) (b)	95,995	681,564
Concentrix Corp. (b)	8,162	418,303
Fiverr International Ltd. (a) (b)	28,920	748,160
Genpact Ltd.	22,453	880,382
SS&C Technologies Holdings, Inc.	13,500	1,001,835
Upwork, Inc. (a)	55,010	574,855
		5,815,323
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Opendoor Technologies, Inc. (a) (b)	210,572	421,144
Zillow Group, Inc. Class C (a)	16,660	1,063,741
		1,484,885
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.9%
Advanced Micro Devices, Inc. (a)	6,050	992,684
Camtek Ltd. (b)	12,433	992,775
GLOBALFOUNDRIES, Inc. (a) (b)	14,683	590,991
Impinj, Inc. (a) (b)	9,365	2,027,710
KLA Corp.	1,488	1,152,322
MaxLinear, Inc. (a)	39,945	578,403
Monolithic Power Systems, Inc.	1,384	1,279,508
NVIDIA Corp.	16,307	1,980,322
Onto Innovation, Inc. (a)	5,548	1,151,543
SiTime Corp. (a)	6,774	1,161,809
Tower Semiconductor Ltd. (a)	27,244	1,205,819
		13,113,886
SOFTWARE — 39.0%
Agilysys, Inc. (a)	9,165	998,710
Appian Corp. Class A (a) (b)	21,168	722,676
AppLovin Corp. Class A (a)	20,695	2,701,732
Asana, Inc. Class A (a)	39,677	459,856
Braze, Inc. Class A (a)	14,292	462,203
Check Point Software Technologies Ltd. (a)	5,368	1,035,004
Clearwater Analytics Holdings, Inc. Class A (a)	40,049	1,011,237
Crowdstrike Holdings, Inc. Class A (a)	3,195	896,102
CyberArk Software Ltd. (a)	3,811	1,111,326
Datadog, Inc. Class A (a)	6,776	779,647
Digital Turbine, Inc. (a) (b)	125,156	384,229
DocuSign, Inc. (a)	15,556	965,872
DoubleVerify Holdings, Inc. (a)	23,081	388,684
Dynatrace, Inc. (a)	14,266	762,803

See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Fortinet, Inc. (a)	14,817	$1,149,058
Gitlab, Inc. Class A (a)	13,025	671,309
HashiCorp, Inc. Class A (a)	37,047	1,254,411
Intapp, Inc. (a)	21,465	1,026,671
Jamf Holding Corp. (a)	45,173	783,752
Lightspeed Commerce, Inc. (a) (b)	45,255	746,255
LiveRamp Holdings, Inc. (a)	22,564	559,136
Monday.com Ltd. (a)	4,457	1,238,021
nCino, Inc. (a)	26,194	827,468
Olo, Inc. Class A (a)	134,725	668,236
PagerDuty, Inc. (a)	34,988	649,027
Pegasystems, Inc.	14,783	1,080,489
PROS Holdings, Inc. (a)	20,755	384,383
Q2 Holdings, Inc. (a)	20,296	1,619,012
Qualys, Inc. (a)	4,136	531,311
Rapid7, Inc. (a)	13,627	543,581
Riot Platforms, Inc. (a) (b)	48,624	360,790
Samsara, Inc. Class A (a)	22,870	1,100,504
SentinelOne, Inc. Class A (a)	32,098	767,784
Smartsheet, Inc. Class A (a)	17,531	970,516
SPS Commerce, Inc. (a)	4,245	824,252
Tenable Holdings, Inc. (a)	18,767	760,439
Teradata Corp. (a)	17,793	539,840
UiPath, Inc. Class A (a)	31,287	400,474
Unity Software, Inc. (a) (b)	23,600	533,832
Varonis Systems, Inc. (a)	17,668	998,242
Zscaler, Inc. (a)	3,863	660,341
		34,329,215
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Super Micro Computer, Inc. (a)	2,798	1,165,087
TOTAL COMMON STOCKS (Cost $116,115,834)		87,981,803
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	154,895	$154,895
State Street Navigator Securities Lending Portfolio II (e) (f)	5,164,484	5,164,484
TOTAL SHORT-TERM INVESTMENTS (Cost $5,319,379)		5,319,379
TOTAL INVESTMENTS — 105.9% (Cost $121,435,213)		93,301,182
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(5,188,416)
NET ASSETS — 100.0%		$88,112,766
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$87,981,803	$—	$—	$87,981,803
Short-Term Investments	5,319,379	—	—	5,319,379
TOTAL INVESTMENTS	$93,301,182	$—	$—	$93,301,182
See accompanying notes to Schedule of Investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	188,524	$188,580	$189,257	$377,837	$9	$(9)	—	$—	$1,994
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	188,214	33,319	—	—	154,895	154,895	419
State Street Navigator Securities Lending Portfolio II	4,587,265	4,587,265	23,173,958	22,596,739	—	—	5,164,484	5,164,484	2,596
Total		$4,775,845	$23,551,429	$23,007,895	$9	$(9)		$5,319,379	$5,009
See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 2.1%
BHP Group Ltd.	58,387	$1,861,655
National Australia Bank Ltd.	60,399	1,565,033
Rio Tinto PLC	24,815	1,763,803
		5,190,491
BELGIUM — 0.7%
Anheuser-Busch InBev SA	23,910	1,584,541
BRAZIL — 0.6%
Petroleo Brasileiro SA ADR	33,146	437,196
Petroleo Brasileiro SA Preference Shares	168,578	1,114,711
		1,551,907
CANADA — 1.3%
Nutrien Ltd. (a)	33,211	1,597,678
Royal Bank of Canada (a)	12,538	1,566,612
		3,164,290
CHINA — 3.0%
Alibaba Group Holding Ltd.	41,800	591,954
Alibaba Group Holding Ltd. ADR	13,072	1,387,201
China Construction Bank Corp. Class H	2,222,288	1,682,273
Industrial & Commercial Bank of China Ltd. Class H	2,869,110	1,713,894
Tencent Holdings Ltd.	32,406	1,854,870
		7,230,192
FINLAND — 0.7%
Sampo OYJ Class A	33,740	1,577,767
FRANCE — 4.6%
Air Liquide SA	8,226	1,590,636
BNP Paribas SA	22,083	1,516,945
Cie de Saint-Gobain SA	17,765	1,620,232
Engie SA	88,285	1,528,701
LVMH Moet Hennessy Louis Vuitton SE	2,303	1,769,627
TotalEnergies SE	22,928	1,496,945
Vinci SA	12,786	1,497,617
		11,020,703
GERMANY — 4.7%
Allianz SE	4,885	1,608,312
BASF SE	32,115	1,704,464
Deutsche Bank AG	95,720	1,655,625
E.ON SE	103,412	1,541,341
Mercedes-Benz Group AG	24,677	1,598,466
SAP SE	6,978	1,591,826
Siemens AG	8,534	1,727,150
		11,427,184
INDIA — 1.9%
Infosys Ltd. ADR (a)	66,999	1,492,068
Reliance Industries Ltd.	39,797	1,402,443
Reliance Industries Ltd. GDR (b)	1,963	136,625
Security Description	Shares	Value
Tata Consultancy Services Ltd.	28,805	$1,467,211
		4,498,347
IRELAND — 0.7%
Accenture PLC Class A	4,462	1,577,228
ITALY — 1.4%
Generali	55,629	1,611,100
UniCredit SpA	37,940	1,666,830
		3,277,930
JAPAN — 9.8%
Bridgestone Corp.	41,167	1,582,903
Canon, Inc. (a)	46,381	1,524,957
Honda Motor Co. Ltd.	148,315	1,563,093
Komatsu Ltd.	58,647	1,626,077
Mitsubishi Corp. (a)	77,040	1,590,189
Mitsubishi UFJ Financial Group, Inc.	150,548	1,529,792
Mitsui & Co. Ltd.	75,546	1,678,448
Mizuho Financial Group, Inc.	77,622	1,593,248
Nippon Steel Corp. (a)	72,718	1,625,784
Panasonic Holdings Corp.	181,564	1,577,769
Seven & i Holdings Co. Ltd.	101,452	1,522,773
SoftBank Group Corp.	25,956	1,529,161
Sony Group Corp.	83,180	1,615,160
Takeda Pharmaceutical Co. Ltd. (a)	52,901	1,517,427
Toyota Motor Corp.	89,000	1,581,953
		23,658,734
LUXEMBOURG — 0.7%
ArcelorMittal SA	68,202	1,791,791
MEXICO — 0.6%
America Movil SAB de CV	1,843,811	1,519,108
NETHERLANDS — 0.7%
ASML Holding NV	1,907	1,586,866
SOUTH AFRICA — 1.5%
Anglo American PLC	56,091	1,827,522
Naspers Ltd. Class N	7,839	1,908,244
		3,735,766
SOUTH KOREA — 0.6%
Samsung Electronics Co. Ltd.	12,039	566,184
Samsung Electronics Co. Ltd. GDR	799	934,031
		1,500,215
SPAIN — 2.0%
Banco Bilbao Vizcaya Argentaria SA	151,339	1,639,700
Banco Santander SA	317,828	1,631,853
Telefonica SA (a)	330,312	1,620,562
		4,892,115
SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B (a)	208,692	1,579,509

See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 2.0%
ABB Ltd.	27,985	$1,625,257
Novartis AG	13,410	1,544,403
UBS Group AG	52,532	1,622,884
		4,792,544
TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	9,478	1,646,044
UNITED KINGDOM — 3.8%
AstraZeneca PLC	9,896	1,538,190
BAE Systems PLC	88,290	1,465,543
HSBC Holdings PLC	179,206	1,608,608
National Grid PLC	113,122	1,562,882
Tesco PLC	323,848	1,558,169
Vodafone Group PLC	1,511,944	1,521,845
		9,255,237
UNITED STATES — 54.7%
3M Co.	11,694	1,598,570
Abbott Laboratories	13,336	1,520,437
AbbVie, Inc.	7,958	1,571,546
Adobe, Inc. (c)	2,855	1,478,262
Advanced Micro Devices, Inc. (c)	10,192	1,672,303
Alphabet, Inc. Class A	5,355	888,127
Alphabet, Inc. Class C	4,502	752,689
Amazon.com, Inc. (c)	8,361	1,557,905
American Express Co.	5,945	1,612,284
American International Group, Inc.	21,207	1,552,989
Amgen, Inc.	4,666	1,503,432
Apple, Inc.	7,010	1,633,330
AT&T, Inc.	71,739	1,578,258
Bank of America Corp.	40,160	1,593,549
Bank of New York Mellon Corp.	22,619	1,625,401
Baxter International, Inc.	39,068	1,483,412
Berkshire Hathaway, Inc. Class B (c)	3,408	1,568,566
Boeing Co. (c)	9,870	1,500,635
Booking Holdings, Inc.	397	1,672,212
BP PLC	292,040	1,534,397
Broadcom, Inc.	9,306	1,605,285
Carnival Corp. (c)	89,312	1,650,486
Caterpillar, Inc.	4,460	1,744,395
Chevron Corp.	11,043	1,626,303
Cisco Systems, Inc.	31,164	1,658,548
Coca-Cola Co.	21,741	1,562,308
Colgate-Palmolive Co.	14,681	1,524,035
ConocoPhillips	15,003	1,579,516
CVS Health Corp.	26,743	1,681,600
Deere & Co.	3,943	1,645,532
Duke Energy Corp.	13,219	1,524,151
DuPont de Nemours, Inc.	19,111	1,702,981
eBay, Inc.	24,525	1,596,823
Eli Lilly & Co.	1,692	1,499,010
Exxon Mobil Corp.	13,993	1,640,259
FedEx Corp.	5,411	1,480,882
Security Description	Shares	Value
General Electric Co.	8,746	$1,649,321
Gilead Sciences, Inc.	18,728	1,570,156
Goldman Sachs Group, Inc.	3,237	1,602,671
GSK PLC	72,264	1,469,963
Home Depot, Inc.	4,030	1,632,956
Honeywell International, Inc.	7,601	1,571,203
Howmet Aerospace, Inc.	16,308	1,634,877
HP, Inc.	46,732	1,676,277
Intel Corp.	78,942	1,851,979
International Business Machines Corp.	7,253	1,603,493
Johnson & Johnson	9,379	1,519,961
JPMorgan Chase & Co.	7,649	1,612,868
McDonald's Corp.	5,205	1,584,975
Medtronic PLC	17,278	1,555,538
Merck & Co., Inc.	13,398	1,521,477
Meta Platforms, Inc. Class A	2,951	1,689,270
Microsoft Corp.	3,636	1,564,571
Mondelez International, Inc. Class A	20,641	1,520,622
Nestle SA	15,029	1,513,679
Netflix, Inc. (c)	2,245	1,592,311
NextEra Energy, Inc.	18,322	1,548,759
NIKE, Inc. Class B	19,662	1,738,121
NVIDIA Corp.	13,082	1,588,678
Oracle Corp.	9,574	1,631,410
PayPal Holdings, Inc. (c)	22,061	1,721,420
PepsiCo, Inc.	8,741	1,486,407
Pfizer, Inc.	53,009	1,534,080
Philip Morris International, Inc.	12,350	1,499,290
Procter & Gamble Co.	8,916	1,544,251
Prologis, Inc. REIT	11,942	1,508,036
QUALCOMM, Inc.	9,217	1,567,351
Roche Holding AG	4,956	1,589,821
RTX Corp.	13,063	1,582,713
Salesforce, Inc.	6,074	1,662,515
Schlumberger NV	38,870	1,630,596
Shell PLC (d)	8,942	290,863
Shell PLC (d)	37,268	1,229,696
Simon Property Group, Inc. REIT	9,441	1,595,718
Starbucks Corp.	15,804	1,540,732
Tesla, Inc. (c)	6,770	1,771,235
Travelers Cos., Inc.	6,570	1,538,168
Union Pacific Corp.	6,265	1,544,197
United Parcel Service, Inc. Class B	12,180	1,660,621
UnitedHealth Group, Inc.	2,651	1,549,987
Verizon Communications, Inc.	34,923	1,568,392
Visa, Inc. Class A	5,369	1,476,207
Walmart, Inc.	19,310	1,559,282
Walt Disney Co.	17,129	1,647,638
Wells Fargo & Co.	29,458	1,664,082
		132,028,852
TOTAL COMMON STOCKS (Cost $184,664,886)		240,087,361

See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (e) (f)	641,100	$641,100
State Street Navigator Securities Lending Portfolio II (g) (h)	7,388,196	7,388,196
TOTAL SHORT-TERM INVESTMENTS (Cost $8,029,296)		8,029,296
TOTAL INVESTMENTS — 102.8% (Cost $192,694,182)		248,116,657
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(6,647,711)
NET ASSETS — 100.0%		$241,468,946
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2024.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	2	12/20/2024	$565,603	$581,425	$15,822
MSCI EAFE Index (long)	5	12/20/2024	606,761	621,950	15,189
					$31,011

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$240,087,361	$—	$—	$240,087,361
Short-Term Investments	8,029,296	—	—	8,029,296
TOTAL INVESTMENTS	$248,116,657	$—	$—	$248,116,657
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$31,011	$—	$—	$31,011
TOTAL OTHER FINANCIAL INSTRUMENTS:	$31,011	$—	$—	$31,011
See accompanying notes to Schedule of Investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Sector Breakdown as of September 30, 2024

% of Net Assets
Financials	18.0%
Information Technology	14.6
Industrials	12.6
Consumer Discretionary	12.4
Health Care	10.8
Communication Services	7.4
Consumer Staples	7.0
Materials	6.4
Energy	5.8
Utilities	3.2
Real Estate	1.3
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	138,634	$138,634	$4,051,871	$3,549,405	$—	$—	641,100	$641,100	$5,402
State Street Navigator Securities Lending Portfolio II	5,126,614	5,126,614	11,812,680	9,551,098	—	—	7,388,196	7,388,196	3,242
Total		$5,265,248	$15,864,551	$13,100,503	$—	$—		$8,029,296	$8,644
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 3.0%
Tesla, Inc. (a)	20,728	$5,423,067
BUILDING PRODUCTS — 2.0%
Gibraltar Industries, Inc. (a)	51,535	3,603,843
CONSTRUCTION & ENGINEERING — 8.4%
Ameresco, Inc. Class A (a)	144,410	5,478,915
Arcosa, Inc.	60,417	5,725,115
Valmont Industries, Inc.	13,562	3,932,302
		15,136,332
DIVERSIFIED CONSUMER SERVICES — 2.0%
ADT, Inc.	490,793	3,548,433
ELECTRIC UTILITIES — 15.9%
ALLETE, Inc.	81,200	5,212,228
Avangrid, Inc.	145,668	5,213,458
Centrais Eletricas Brasileiras SA ADR (b)	588,855	4,257,422
Constellation Energy Corp.	23,527	6,117,490
Enel Chile SA ADR	199,980	557,944
Genie Energy Ltd. Class B	72,096	1,171,560
NextEra Energy, Inc.	71,098	6,009,914
		28,540,016
ELECTRICAL EQUIPMENT — 26.8%
American Superconductor Corp. (a)	142,733	3,368,499
Array Technologies, Inc. (a) (b)	392,307	2,589,226
Ballard Power Systems, Inc. (a) (b)	1,458,875	2,625,975
Bloom Energy Corp. Class A (a) (b)	336,454	3,552,954
Fluence Energy, Inc. (a) (b)	162,142	3,682,245
GE Vernova, Inc. (a)	28,920	7,374,021
Generac Holdings, Inc. (a)	36,058	5,728,895
NEXTracker, Inc. Class A (a)	85,433	3,202,029
Plug Power, Inc. (a) (b)	1,763,823	3,986,240
Shoals Technologies Group, Inc. Class A (a)	726,018	4,072,961
Sunrun, Inc. (a)	350,730	6,334,184
TPI Composites, Inc. (a) (b)	337,229	1,534,392
		48,051,621
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Corning, Inc.	96,447	4,354,582
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 19.0%
AES Corp.	261,105	5,237,766
Altus Power, Inc. (a)	608,233	1,934,181
Atlantica Sustainable Infrastructure PLC	233,263	5,127,121
Montauk Renewables, Inc. (a) (b)	152,972	796,984
Ormat Technologies, Inc.	68,047	5,235,536
ReNew Energy Global PLC Class A (a) (b)	438,221	2,756,410
Security Description	Shares	Value
Sunnova Energy International, Inc. (a) (b)	942,765	$9,182,531
TransAlta Corp. (b)	368,290	3,815,485
		34,086,014
MACHINERY — 3.9%
Cummins, Inc.	13,429	4,348,176
Hyster-Yale, Inc.	40,492	2,582,175
		6,930,351
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.5%
Applied Materials, Inc.	15,467	3,125,107
Canadian Solar, Inc. (a) (b)	279,384	4,682,476
Daqo New Energy Corp. ADR (a) (b)	251,605	5,125,194
Enphase Energy, Inc. (a)	38,211	4,318,607
First Solar, Inc. (a)	17,069	4,257,691
JinkoSolar Holding Co. Ltd. ADR (b)	201,424	5,402,192
SolarEdge Technologies, Inc. (a) (b)	115,336	2,642,348
		29,553,615
TOTAL COMMON STOCKS (Cost $240,698,196)		179,227,874
SHORT-TERM INVESTMENTS — 8.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	128,703	128,703
State Street Navigator Securities Lending Portfolio II (e) (f)	14,560,867	14,560,867
TOTAL SHORT-TERM INVESTMENTS (Cost $14,689,570)		14,689,570
TOTAL INVESTMENTS — 108.1% (Cost $255,387,766)		193,917,444
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(14,494,678)
NET ASSETS — 100.0%		$179,422,766
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$179,227,874	$—	$—	$179,227,874
Short-Term Investments	14,689,570	—	—	14,689,570
TOTAL INVESTMENTS	$193,917,444	$—	$—	$193,917,444

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	108,981	$109,013	$1,006,270	$1,115,283	$7	$(7)	—	$—	$2,379
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	903,514	774,811	—	—	128,703	128,703	1,273
State Street Navigator Securities Lending Portfolio II	15,807,447	15,807,447	39,946,620	41,193,200	—	—	14,560,867	14,560,867	57,579
Total		$15,916,460	$41,856,404	$43,083,294	$7	$(7)		$14,689,570	$61,231
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 54.5%
Boeing Co. (a)	3,576	$543,695
BWX Technologies, Inc.	4,595	499,476
Ducommun, Inc. (a)	3,281	215,988
Elbit Systems Ltd.	923	184,692
General Dynamics Corp.	1,398	422,476
HEICO Corp.	2,897	757,508
Hexcel Corp.	10,105	624,792
Huntington Ingalls Industries, Inc.	1,691	447,067
L3Harris Technologies, Inc.	2,983	709,566
Lockheed Martin Corp.	1,423	831,829
Moog, Inc. Class A	3,886	785,050
Northrop Grumman Corp.	1,529	807,419
Rocket Lab USA, Inc. (a) (b)	140,767	1,369,663
RTX Corp.	6,118	741,257
TransDigm Group, Inc.	311	443,837
		9,384,315
COMMUNICATIONS EQUIPMENT — 2.0%
Viasat, Inc. (a)	28,846	344,421
CONTAINERS & PACKAGING — 2.4%
Ball Corp.	6,126	416,017
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
Iridium Communications, Inc.	23,734	722,700
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.6%
Amphenol Corp. Class A	5,988	390,178
Coherent Corp. (a)	5,841	519,324
Teledyne Technologies, Inc. (a)	1,644	719,513
TTM Technologies, Inc. (a)	20,441	373,048
		2,002,063
ENERGY EQUIPMENT & SERVICES — 6.8%
Oceaneering International, Inc. (a)	29,608	736,351
TechnipFMC PLC	16,506	432,952
		1,169,303
INDUSTRIAL CONGLOMERATES — 3.7%
Honeywell International, Inc.	3,133	647,623
Security Description	Shares	Value
MACHINERY — 6.5%
ESCO Technologies, Inc.	5,172	$667,084
Standex International Corp.	2,460	449,639
		1,116,723
PROFESSIONAL SERVICES — 5.8%
KBR, Inc.	6,388	416,051
Leidos Holdings, Inc.	2,845	463,735
Planet Labs PBC (a) (b)	50,671	112,996
		992,782
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Analog Devices, Inc.	1,725	397,043
TOTAL COMMON STOCKS (Cost $13,102,438)		17,192,990
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d) (Cost $31,958)	31,958	31,958
TOTAL INVESTMENTS — 100.0% (Cost $13,134,396)		17,224,948
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(3,945)
NET ASSETS — 100.0%		$17,221,003
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,192,990	$—	$—	$17,192,990
Short-Term Investment	31,958	—	—	31,958
TOTAL INVESTMENTS	$17,224,948	$—	$—	$17,224,948
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	31,281	$31,290	$19,049	$50,339	$2	$(2)	—	$—	$333
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	56,526	24,568	—	—	31,958	31,958	98
State Street Navigator Securities Lending Portfolio II	—	—	429,428	429,428	—	—	—	—	39
Total		$31,290	$505,003	$504,335	$2	$(2)		$31,958	$470
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 32.1%
AeroVironment, Inc. (a)	4,719	$946,160
Boeing Co. (a)	5,623	854,921
Ducommun, Inc. (a)	12,840	845,257
Elbit Systems Ltd.	3,611	722,561
Embraer SA ADR (a)	27,174	961,144
General Dynamics Corp.	2,733	825,913
HEICO Corp.	4,532	1,185,027
Hexcel Corp.	15,810	977,532
Huntington Ingalls Industries, Inc.	3,305	873,776
Kratos Defense & Security Solutions, Inc. (a)	49,945	1,163,719
L3Harris Technologies, Inc.	4,666	1,109,902
Leonardo DRS, Inc. (a)	32,279	910,913
Lockheed Martin Corp.	2,226	1,301,231
Mercury Systems, Inc. (a)	26,626	985,162
Moog, Inc. Class A	6,081	1,228,484
Northrop Grumman Corp.	2,394	1,264,200
Rocket Lab USA, Inc. (a) (b)	220,269	2,143,217
RTX Corp.	9,621	1,165,680
Textron, Inc.	9,299	823,705
V2X, Inc. (a)	12,997	726,012
		21,014,516
COMMUNICATIONS EQUIPMENT — 8.7%
Cisco Systems, Inc.	22,401	1,192,181
F5, Inc. (a)	6,082	1,339,256
Juniper Networks, Inc.	28,751	1,120,714
NetScout Systems, Inc. (a)	54,940	1,194,945
Viasat, Inc. (a)	72,025	859,979
		5,707,075
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Iridium Communications, Inc.	37,323	1,136,485
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.0%
908 Devices, Inc. (a)	35,778	124,150
Amphenol Corp. Class A	11,705	762,698
Coherent Corp. (a)	11,419	1,015,263
MicroVision, Inc. (a) (b)	634,526	723,360
Mirion Technologies, Inc. (a)	78,908	873,512
OSI Systems, Inc. (a)	7,363	1,117,924
Sanmina Corp. (a)	11,886	813,597
Teledyne Technologies, Inc. (a)	2,584	1,130,913
		6,561,417
ENERGY EQUIPMENT & SERVICES — 1.8%
Oceaneering International, Inc. (a)	46,321	1,152,003
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Varex Imaging Corp. (a)	51,809	617,563
INTERACTIVE MEDIA & SERVICES — 1.4%
Ziff Davis, Inc. (a)	18,444	897,485
IT SERVICES — 4.8%
Akamai Technologies, Inc. (a)	11,558	1,166,780
Cloudflare, Inc. Class A (a)	13,549	1,095,979
Security Description	Shares	Value
Okta, Inc. (a)	11,502	$855,059
		3,117,818
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Bruker Corp.	15,512	1,071,259
PROFESSIONAL SERVICES — 7.2%
CACI International, Inc. Class A (a)	1,883	950,086
KBR, Inc.	12,489	813,409
Leidos Holdings, Inc.	7,068	1,152,084
Parsons Corp. (a)	13,283	1,377,181
Planet Labs PBC (a) (b)	198,277	442,158
		4,734,918
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Broadcom, Inc.	6,830	1,178,175
SOFTWARE — 27.9%
A10 Networks, Inc.	72,843	1,051,853
BlackBerry Ltd. (a) (b)	370,793	971,478
Check Point Software Technologies Ltd. (a)	6,466	1,246,709
Crowdstrike Holdings, Inc. Class A (a)	2,638	739,880
CyberArk Software Ltd. (a)	4,097	1,194,726
Datadog, Inc. Class A (a)	8,622	992,047
Fortinet, Inc. (a)	16,945	1,314,085
N-able, Inc. (a)	70,622	922,323
OneSpan, Inc. (a)	64,027	1,067,330
Palo Alto Networks, Inc. (a)	3,194	1,091,709
Qualys, Inc. (a)	7,274	934,418
Radware Ltd. (a)	46,625	1,038,805
Rapid7, Inc. (a)	26,583	1,060,396
SentinelOne, Inc. Class A (a)	56,458	1,350,475
Tenable Holdings, Inc. (a)	24,459	991,079
Varonis Systems, Inc. (a)	24,035	1,357,978
Zscaler, Inc. (a)	5,438	929,572
		18,254,863
TOTAL COMMON STOCKS (Cost $56,942,963)		65,443,577
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	44,294	44,294
State Street Navigator Securities Lending Portfolio II (e) (f)	1,130,956	1,130,956
TOTAL SHORT-TERM INVESTMENTS (Cost $1,175,250)		1,175,250
TOTAL INVESTMENTS — 101.7% (Cost $58,118,213)		66,618,827
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(1,143,925)
NET ASSETS — 100.0%		$65,474,902

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$65,443,577	$—	$—	$65,443,577
Short-Term Investments	1,175,250	—	—	1,175,250
TOTAL INVESTMENTS	$66,618,827	$—	$—	$66,618,827

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	47,060	$47,074	$37,831	$84,905	$3	$(3)	—	$—	$542
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	94,072	49,778	—	—	44,294	44,294	120
State Street Navigator Securities Lending Portfolio II	1,256,763	1,256,763	5,966,736	6,092,543	—	—	1,130,956	1,130,956	18,942
Total		$1,303,837	$6,098,639	$6,227,226	$3	$(3)		$1,175,250	$19,604
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTO COMPONENTS — 1.4%
Gentex Corp.	5,455	$161,959
BUILDING PRODUCTS — 9.1%
Carrier Global Corp.	4,811	387,237
Johnson Controls International PLC	4,352	337,759
Resideo Technologies, Inc. (a)	15,220	306,531
		1,031,527
COMMERCIAL SERVICES & SUPPLIES — 6.0%
Tetra Tech, Inc.	7,250	341,910
Veralto Corp.	3,067	343,075
		684,985
DIVERSIFIED CONSUMER SERVICES — 2.6%
ADT, Inc.	41,463	299,777
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
BCE, Inc. (b)	5,523	192,200
ELECTRIC UTILITIES — 1.9%
NRG Energy, Inc.	2,358	214,814
ELECTRICAL EQUIPMENT — 14.5%
Acuity Brands, Inc.	737	202,962
AMETEK, Inc.	1,090	187,164
Blink Charging Co. (a) (b)	90,397	155,483
Bloom Energy Corp. Class A (a) (b)	20,143	212,710
ChargePoint Holdings, Inc. (a) (b)	171,119	234,433
Generac Holdings, Inc. (a)	2,170	344,770
Shoals Technologies Group, Inc. Class A (a)	43,808	245,763
Stem, Inc. (a) (b)	204,670	71,266
		1,654,551
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.9%
Arlo Technologies, Inc. (a)	22,782	275,890
Badger Meter, Inc.	1,638	357,756
Itron, Inc. (a)	2,862	305,690
MicroVision, Inc. (a) (b)	121,556	138,574
SmartRent, Inc. (a) (b)	48,286	83,535
TE Connectivity PLC	1,257	189,794
		1,351,239
ENERGY EQUIPMENT & SERVICES — 2.8%
Select Water Solutions, Inc.	28,761	320,110
ENTERTAINMENT — 2.2%
Roku, Inc. (a)	3,360	250,858
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.7%
Atlantica Sustainable Infrastructure PLC	8,600	189,028
INDUSTRIAL CONGLOMERATES — 1.6%
Honeywell International, Inc.	911	188,313
INTERACTIVE MEDIA & SERVICES — 1.9%
Baidu, Inc. ADR (a)	2,007	211,317
Security Description	Shares	Value
MACHINERY — 12.5%
Chart Industries, Inc. (a) (b)	1,293	$160,513
Energy Recovery, Inc. (a)	11,887	206,715
Mueller Water Products, Inc. Class A	17,295	375,302
Pentair PLC	3,875	378,936
Xylem, Inc.	2,202	297,336
		1,418,802
OIL, GAS & CONSUMABLE FUELS — 4.6%
BP PLC ADR	5,326	167,183
Shell PLC ADR	2,690	177,405
Suncor Energy, Inc.	4,976	183,714
		528,302
PROFESSIONAL SERVICES — 3.9%
NV5 Global, Inc. (a)	2,036	190,325
Parsons Corp. (a)	2,461	255,157
		445,482
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.2%
ON Semiconductor Corp. (a)	2,485	180,436
Silicon Laboratories, Inc. (a)	2,534	292,854
STMicroelectronics NV NY Reg Shrs	4,212	125,223
		598,513
SOFTWARE — 6.5%
Alarm.com Holdings, Inc. (a)	4,896	267,664
Aspen Technology, Inc. (a)	926	221,147
Rekor Systems, Inc. (a) (b)	50,953	60,125
Roper Technologies, Inc.	339	188,633
		737,569
SPECIALTY RETAIL — 3.5%
EVgo, Inc. (a)	96,554	399,734
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Core & Main, Inc. Class A (a)	3,741	166,100
WATER UTILITIES — 1.1%
Consolidated Water Co. Ltd.	4,883	123,100
WIRELESS TELECOMMUNICATION SERVICES — 1.7%
Rogers Communications, Inc. Class B (b)	4,920	197,833
TOTAL COMMON STOCKS (Cost $16,439,762)		11,366,113
SHORT-TERM INVESTMENTS — 6.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	11,109	11,109

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	716,789	$716,789
TOTAL SHORT-TERM INVESTMENTS (Cost $727,898)		727,898
TOTAL INVESTMENTS — 106.2% (Cost $17,167,660)		12,094,011
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%		(705,029)
NET ASSETS — 100.0%		$11,388,982
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,366,113	$—	$—	$11,366,113
Short-Term Investments	727,898	—	—	727,898
TOTAL INVESTMENTS	$12,094,011	$—	$—	$12,094,011

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,236	$6,238	$29,585	$35,823	$—	$—	—	$—	$181
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	50,871	39,762	—	—	11,109	11,109	59
State Street Navigator Securities Lending Portfolio II	833,420	833,420	3,610,311	3,726,942	—	—	716,789	716,789	12,429
Total		$839,658	$3,690,767	$3,802,527	$—	$—		$727,898	$12,669
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 9.5%
AeroVironment, Inc. (a)	95,821	$19,212,111
Boeing Co. (a)	50,887	7,736,860
BWX Technologies, Inc.	30,710	3,338,177
Ducommun, Inc. (a)	70,712	4,654,971
EHang Holdings Ltd. ADR (a) (b)	1,173,704	16,596,175
Embraer SA ADR (a) (b)	281,821	9,968,009
General Dynamics Corp.	28,117	8,496,957
HEICO Corp.	44,110	11,533,883
Hexcel Corp.	58,936	3,644,013
Huntington Ingalls Industries, Inc.	22,738	6,011,472
Kratos Defense & Security Solutions, Inc. (a)	838,457	19,536,048
L3Harris Technologies, Inc.	19,125	4,549,264
Leonardo DRS, Inc. (a)	340,274	9,602,532
Lockheed Martin Corp.	34,611	20,232,206
Mercury Systems, Inc. (a)	178,716	6,612,492
Moog, Inc. Class A	23,618	4,771,308
Northrop Grumman Corp.	27,391	14,464,365
Rocket Lab USA, Inc. (a) (b)	923,672	8,987,329
RTX Corp.	38,995	4,724,634
Textron, Inc.	75,039	6,646,955
TransDigm Group, Inc.	1,996	2,848,551
		194,168,312
AUTO COMPONENTS — 0.9%
American Axle & Manufacturing Holdings, Inc. (a)	183,974	1,136,959
Aptiv PLC (a)	12,097	871,105
BorgWarner, Inc.	39,012	1,415,746
Dana, Inc.	108,132	1,141,874
Garrett Motion, Inc. (a) (b)	156,846	1,283,000
Gentex Corp.	140,474	4,170,673
Gentherm, Inc. (a)	27,731	1,290,878
Lear Corp.	8,021	875,492
Luminar Technologies, Inc. (a) (b)	524,931	472,281
Mobileye Global, Inc. Class A (a) (b)	27,747	380,134
Modine Manufacturing Co. (a)	10,018	1,330,290
Visteon Corp. (a)	45,287	4,313,134
		18,681,566
AUTOMOBILES — 1.5%
Canoo, Inc. (a) (b)	613,077	602,961
Ford Motor Co.	82,803	874,400
General Motors Co.	28,695	1,286,684
Honda Motor Co. Ltd. ADR (b)	42,971	1,363,470
Li Auto, Inc. ADR (a) (b)	81,634	2,093,912
Lucid Group, Inc. (a) (b)	821,700	2,900,601
NIO, Inc. ADR (a)	538,886	3,599,759
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	1,073,996	1,847,273
Rivian Automotive, Inc. Class A (a) (b)	186,910	2,097,130
Security Description	Shares	Value
Stellantis NV (b)	213,185	$2,995,249
Tesla, Inc. (a)	18,343	4,799,079
Toyota Motor Corp. ADR (b)	7,578	1,353,204
XPeng, Inc. ADR (a)	327,924	3,994,114
		29,807,836
BANKS — 2.1%
Banco Santander SA ADR (b)	2,039,318	10,400,522
Bank of Nova Scotia (b)	124,030	6,758,395
Grupo Financiero Galicia SA ADR (a) (b)	84,378	3,551,470
ING Groep NV ADR (b)	344,139	6,249,564
Inter & Co., Inc. Class A	956,029	6,367,153
Itau Unibanco Holding SA ADR	246,810	1,641,286
Toronto-Dominion Bank (b)	107,333	6,789,886
		41,758,276
BIOTECHNOLOGY — 4.2%
4D Molecular Therapeutics, Inc. (a)	84,033	908,397
Allogene Therapeutics, Inc. (a) (b)	767,625	2,149,350
Alnylam Pharmaceuticals, Inc. (a)	13,314	3,661,749
Arcturus Therapeutics Holdings, Inc. (a)	88,867	2,062,603
Arrowhead Pharmaceuticals, Inc. (a)	75,554	1,463,481
Autolus Therapeutics PLC ADR (a) (b)	534,244	1,939,306
Avidity Biosciences, Inc. (a)	50,643	2,326,033
Beam Therapeutics, Inc. (a) (b)	78,717	1,928,566
Biogen, Inc. (a)	9,096	1,763,169
BioMarin Pharmaceutical, Inc. (a)	17,937	1,260,792
BioNTech SE ADR (a)	23,787	2,825,182
CareDx, Inc. (a)	110,422	3,447,927
CRISPR Therapeutics AG (a) (b)	32,156	1,510,689
Editas Medicine, Inc. (a) (b)	331,709	1,131,128
Fate Therapeutics, Inc. (a)	563,409	1,971,931
Grifols SA ADR (a) (b)	472,305	4,194,068
Ideaya Biosciences, Inc. (a)	35,373	1,120,617
Immatics NV (a) (b)	123,630	1,410,618
Intellia Therapeutics, Inc. (a)	68,323	1,404,038
Ionis Pharmaceuticals, Inc. (a)	37,848	1,516,191
Iovance Biotherapeutics, Inc. (a)	214,135	2,010,728
Krystal Biotech, Inc. (a)	11,291	2,055,301
Legend Biotech Corp. ADR (a) (b)	43,509	2,120,193
Merus NV (a) (b)	45,906	2,293,464
Moderna, Inc. (a)	14,226	950,723
Natera, Inc. (a)	17,131	2,174,780
Neurogene, Inc. (a) (b)	48,632	2,040,599
Novavax, Inc. (a)	134,917	1,704,002
Ocugen, Inc. (a) (b)	1,288,984	1,278,930
Recursion Pharmaceuticals, Inc. Class A (a) (b)	146,343	964,400

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	1,485	$1,561,091
REGENXBIO, Inc. (a)	151,105	1,585,091
Rocket Pharmaceuticals, Inc. (a)	89,187	1,647,284
Roivant Sciences Ltd. (a)	133,139	1,536,424
Sarepta Therapeutics, Inc. (a)	17,882	2,233,283
Twist Bioscience Corp. (a)	223,671	10,105,456
Ultragenyx Pharmaceutical, Inc. (a)	47,298	2,627,404
Vertex Pharmaceuticals, Inc. (a)	3,416	1,588,713
Verve Therapeutics, Inc. (a)	357,940	1,732,430
Vir Biotechnology, Inc. (a)	203,740	1,526,013
Xencor, Inc. (a)	96,353	1,937,659
		85,669,803
BROADLINE RETAIL — 1.0%
Alibaba Group Holding Ltd. ADR (b)	45,570	4,835,888
Jumia Technologies AG ADR (a)	481,859	2,573,127
MercadoLibre, Inc. (a)	6,114	12,545,684
		19,954,699
BUILDING PRODUCTS — 1.4%
Carrier Global Corp.	118,508	9,538,709
Gibraltar Industries, Inc. (a)	13,308	930,628
Johnson Controls International PLC	120,134	9,323,600
Resideo Technologies, Inc. (a)	391,294	7,880,661
		27,673,598
CAPITAL MARKETS — 1.3%
Charles Schwab Corp.	75,987	4,924,717
Coinbase Global, Inc. Class A (a)	87,600	15,607,692
Robinhood Markets, Inc. Class A (a)	253,290	5,932,052
		26,464,461
CHEMICALS — 1.7%
Aspen Aerogels, Inc. (a) (b)	51,888	1,436,779
Cabot Corp.	102,428	11,448,377
Corteva, Inc.	40,497	2,380,819
FMC Corp.	52,536	3,464,224
Huntsman Corp.	219,808	5,319,354
Mosaic Co.	80,265	2,149,497
Nutrien Ltd. (b)	59,373	2,853,466
Scotts Miracle-Gro Co. (b)	33,937	2,942,338
Sociedad Quimica y Minera de Chile SA ADR (b)	49,571	2,066,119
		34,060,973
COMMERCIAL SERVICES & SUPPLIES — 0.5%
MSA Safety, Inc.	28,323	5,022,801
Tetra Tech, Inc.	48,975	2,309,661
Veralto Corp.	21,130	2,363,602
		9,696,064
COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	93,975	5,001,350
F5, Inc. (a)	15,626	3,440,845
Security Description	Shares	Value
Juniper Networks, Inc.	77,602	$3,024,926
NetScout Systems, Inc. (a)	146,780	3,192,465
Viasat, Inc. (a)	356,730	4,259,356
		18,918,942
CONSTRUCTION & ENGINEERING — 0.7%
Ameresco, Inc. Class A (a) (b)	226,886	8,608,055
Arcosa, Inc.	15,150	1,435,614
Valmont Industries, Inc.	14,762	4,280,242
		14,323,911
CONSTRUCTION MATERIALS — 0.2%
Cemex SAB de CV ADR (b)	597,688	3,645,897
CONSUMER FINANCE — 3.3%
Ally Financial, Inc.	149,198	5,309,957
Green Dot Corp. Class A (a)	398,706	4,668,847
Kaspi.KZ JSC ADR	24,366	2,582,552
LendingClub Corp. (a)	1,366,634	15,620,627
Lufax Holding Ltd. ADR (b)	2,897,915	10,113,723
SoFi Technologies, Inc. (a) (b)	1,227,244	9,646,138
Upstart Holdings, Inc. (a) (b)	494,912	19,801,429
		67,743,273
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Andersons, Inc.	45,703	2,291,548
CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	13,404	2,147,187
Ball Corp.	38,951	2,645,162
		4,792,349
DIVERSIFIED CONSUMER SERVICES — 0.4%
ADT, Inc. (b)	1,178,231	8,518,610
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Bandwidth, Inc. Class A (a)	85,156	1,491,082
BCE, Inc. (b)	143,218	4,983,986
Iridium Communications, Inc.	341,401	10,395,660
		16,870,728
ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	103,427	6,638,979
Avangrid, Inc.	186,223	6,664,921
Centrais Eletricas Brasileiras SA ADR (b)	855,182	6,182,966
Constellation Energy Corp.	29,307	7,620,406
NextEra Energy, Inc.	94,397	7,979,378
NRG Energy, Inc.	64,176	5,846,434
		40,933,084
ELECTRICAL EQUIPMENT — 2.6%
Acuity Brands, Inc.	18,599	5,121,979
American Superconductor Corp. (a)	48,982	1,155,975
AMETEK, Inc.	8,078	1,387,073
Array Technologies, Inc. (a) (b)	122,721	809,959
Ballard Power Systems, Inc. (a) (b)	1,028,045	1,850,481
Blink Charging Co. (a) (b)	1,606,323	2,762,876

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Bloom Energy Corp. Class A (a) (b)	279,638	$2,952,977
ChargePoint Holdings, Inc. (a) (b)	1,126,570	1,543,401
Emerson Electric Co.	51,372	5,618,556
Fluence Energy, Inc. (a) (b)	54,068	1,227,884
GE Vernova, Inc. (a)	7,629	1,945,242
Generac Holdings, Inc. (a)	66,824	10,616,997
NEXTracker, Inc. Class A (a)	24,536	919,609
Plug Power, Inc. (a) (b)	1,110,029	2,508,666
Rockwell Automation, Inc.	20,078	5,390,140
Sensata Technologies Holding PLC	24,551	880,399
Shoals Technologies Group, Inc. Class A (a)	519,904	2,916,662
Stem, Inc. (a) (b)	1,650,676	574,765
Sunrun, Inc. (a)	104,071	1,879,522
		52,063,163
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.4%
Amphenol Corp. Class A	40,055	2,609,984
Arlo Technologies, Inc. (a)	569,618	6,898,074
Badger Meter, Inc.	11,050	2,413,431
Cognex Corp.	124,326	5,035,203
Coherent Corp. (a)	88,992	7,912,279
Corning, Inc.	24,636	1,112,315
IPG Photonics Corp. (a)	40,207	2,988,184
Itron, Inc. (a)	19,112	2,041,353
Mirion Technologies, Inc. (a)	835,091	9,244,457
Novanta, Inc. (a)	21,082	3,771,991
OSI Systems, Inc. (a)	108,662	16,498,151
Ouster, Inc. (a) (b)	716,591	4,514,523
PAR Technology Corp. (a) (b)	116,808	6,083,361
Sanmina Corp. (a)	183,707	12,574,744
TE Connectivity PLC	33,128	5,001,997
Teledyne Technologies, Inc. (a)	55,311	24,207,412
Trimble, Inc. (a)	66,789	4,146,929
TTM Technologies, Inc. (a)	147,750	2,696,438
Vontier Corp.	40,112	1,353,379
Zebra Technologies Corp. Class A (a)	23,541	8,717,703
		129,821,908
ENERGY EQUIPMENT & SERVICES — 1.7%
Helix Energy Solutions Group, Inc. (a)	316,519	3,513,361
Oceaneering International, Inc. (a)	897,733	22,326,620
Select Water Solutions, Inc.	230,416	2,564,530
TechnipFMC PLC	219,410	5,755,124
		34,159,635
ENTERTAINMENT — 1.5%
Bilibili, Inc. ADR (a) (b)	225,461	5,271,278
Electronic Arts, Inc.	23,828	3,417,888
iQIYI, Inc. ADR (a) (b)	526,921	1,506,994
NetEase, Inc. ADR	30,296	2,832,979
Security Description	Shares	Value
ROBLOX Corp. Class A (a)	72,967	$3,229,519
Roku, Inc. (a)	82,480	6,157,957
Sea Ltd. ADR (a)	35,927	3,387,198
Take-Two Interactive Software, Inc. (a)	15,959	2,453,058
Tencent Music Entertainment Group ADR	232,089	2,796,673
		31,053,544
FINANCIAL SERVICES — 5.3%
Block, Inc. (a)	56,029	3,761,227
Dlocal Ltd. (a) (b)	511,252	4,090,016
Euronet Worldwide, Inc. (a)	37,224	3,693,738
Fidelity National Information Services, Inc.	51,026	4,273,427
Fiserv, Inc. (a)	26,713	4,798,990
Flywire Corp. (a)	244,314	4,004,306
Global Payments, Inc.	40,152	4,112,368
Marqeta, Inc. Class A (a)	721,470	3,549,632
Mastercard, Inc. Class A	19,556	9,656,753
Nuvei Corp. (b)	125,805	4,195,597
Pagseguro Digital Ltd. Class A (a)	325,291	2,800,756
Paymentus Holdings, Inc. Class A (a) (b)	209,536	4,194,911
Payoneer Global, Inc. (a)	509,278	3,834,863
PayPal Holdings, Inc. (a)	62,662	4,889,516
Paysafe Ltd. (a) (b)	824,316	18,489,408
Repay Holdings Corp. (a) (b)	355,146	2,897,991
Rocket Cos., Inc. Class A (a) (b)	793,111	15,219,800
Shift4 Payments, Inc. Class A (a) (b)	55,080	4,880,088
Visa, Inc. Class A	14,737	4,051,938
		107,395,325
FOOD PRODUCTS — 0.3%
Beyond Meat, Inc. (a) (b)	466,423	3,162,348
Darling Ingredients, Inc. (a)	57,839	2,149,297
		5,311,645
GROUND TRANSPORTATION — 0.6%
Avis Budget Group, Inc. (b)	24,592	2,154,013
Grab Holdings Ltd. Class A (a)	1,237,364	4,701,983
Lyft, Inc. Class A (a)	162,893	2,076,886
Uber Technologies, Inc. (a)	38,589	2,900,349
		11,833,231
HEALTH CARE EQUIPMENT & SUPPLIES — 7.4%
Abbott Laboratories	48,734	5,556,163
Alphatec Holdings, Inc. (a)	300,075	1,668,417
Boston Scientific Corp. (a)	70,208	5,883,430
CONMED Corp.	49,623	3,568,886
Dentsply Sirona, Inc.	149,487	4,045,118
Dexcom, Inc. (a)	82,768	5,548,767
Globus Medical, Inc. Class A (a)	91,922	6,576,100
Inspire Medical Systems, Inc. (a)	60,394	12,746,154
Intuitive Surgical, Inc. (a)	27,015	13,271,659
iRhythm Technologies, Inc. (a)	138,659	10,294,044

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Koninklijke Philips NV NY Reg Shrs (a) (b)	74,225	$2,428,642
Masimo Corp. (a) (b)	109,036	14,537,770
Medtronic PLC	127,605	11,488,278
Omnicell, Inc. (a)	340,639	14,851,861
Paragon 28, Inc. (a) (b)	636,146	4,249,455
Penumbra, Inc. (a)	17,609	3,421,605
PROCEPT BioRobotics Corp. (a)	88,759	7,111,371
ResMed, Inc.	16,404	4,004,545
Smith & Nephew PLC ADR (b)	134,595	4,191,288
Stryker Corp.	17,958	6,487,507
Varex Imaging Corp. (a)	491,734	5,861,469
Zimmer Biomet Holdings, Inc.	32,046	3,459,366
		151,251,895
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Accolade, Inc. (a)	292,256	1,125,186
Cigna Group	5,996	2,077,254
CorVel Corp. (a)	7,050	2,304,574
CVS Health Corp.	34,188	2,149,741
HealthEquity, Inc. (a)	74,625	6,108,056
Hims & Hers Health, Inc. (a)	170,843	3,146,928
McKesson Corp.	6,241	3,085,675
ModivCare, Inc. (a) (b)	70,679	1,009,296
OmniAb, Inc. (a) (c)	4,014	—
Pediatrix Medical Group, Inc. (a)	274,986	3,187,088
Premier, Inc. Class A (b)	103,690	2,073,800
Privia Health Group, Inc. (a)	224,828	4,094,118
Quest Diagnostics, Inc.	14,047	2,180,797
UnitedHealth Group, Inc.	3,764	2,200,736
		34,743,249
HEALTH CARE TECHNOLOGY — 0.7%
Doximity, Inc. Class A (a)	64,996	2,831,876
Evolent Health, Inc. Class A (a)	77,806	2,200,354
GoodRx Holdings, Inc. Class A (a) (b)	454,341	3,153,126
LifeMD, Inc. (a) (b)	492,787	2,582,204
Teladoc Health, Inc. (a)	340,828	3,128,801
		13,896,361
HOUSEHOLD DURABLES — 0.9%
Garmin Ltd.	61,132	10,761,066
iRobot Corp. (a) (b)	574,898	4,995,864
Sony Group Corp. ADR (b)	29,106	2,810,766
		18,567,696
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.0%
AES Corp.	342,410	6,868,745
Altus Power, Inc. (a) (b)	1,361,067	4,328,193
Atlantica Sustainable Infrastructure PLC	352,801	7,754,566
Ormat Technologies, Inc.	108,375	8,338,372
ReNew Energy Global PLC Class A (a) (b)	724,613	4,557,816
Sunnova Energy International, Inc. (a) (b)	299,626	2,918,357
Security Description	Shares	Value
TransAlta Corp. (b)	616,317	$6,385,044
		41,151,093
INDUSTRIAL CONGLOMERATES — 0.5%
Honeywell International, Inc.	50,217	10,380,356
INSURANCE — 0.8%
Allstate Corp.	37,331	7,079,824
Progressive Corp.	29,952	7,600,619
Sun Life Financial, Inc. (b)	39,478	2,290,514
		16,970,957
INTERACTIVE MEDIA & SERVICES — 2.6%
Alphabet, Inc. Class C	20,138	3,366,872
Baidu, Inc. ADR (a) (b)	53,711	5,655,231
Bumble, Inc. Class A (a) (b)	318,544	2,032,311
Hello Group, Inc. ADR	506,468	3,854,221
JOYY, Inc. ADR (a)	96,509	3,497,486
Match Group, Inc. (a)	100,959	3,820,289
Meta Platforms, Inc. Class A	19,381	11,094,460
Rumble, Inc. (a) (b)	491,811	2,636,107
Snap, Inc. Class A (a)	585,612	6,266,048
Vimeo, Inc. (a)	749,779	3,786,384
Weibo Corp. ADR	346,086	3,488,547
Ziff Davis, Inc. (a)	50,744	2,469,203
		51,967,159
IT SERVICES — 0.7%
Akamai Technologies, Inc. (a)	27,380	2,764,011
Cloudflare, Inc. Class A (a)	33,100	2,677,459
Okta, Inc. (a)	27,252	2,025,914
Shopify, Inc. Class A (a) (b)	64,073	5,134,810
Twilio, Inc. Class A (a)	30,332	1,978,253
		14,580,447
LIFE SCIENCES TOOLS & SERVICES — 2.8%
Agilent Technologies, Inc.	22,639	3,361,439
Azenta, Inc. (a)	27,245	1,319,748
Bio-Techne Corp.	25,779	2,060,515
Bruker Corp.	297,682	20,557,919
Charles River Laboratories International, Inc. (a)	22,509	4,433,598
Danaher Corp.	25,584	7,112,864
Maravai LifeSciences Holdings, Inc. Class A (a)	213,294	1,772,473
Mettler-Toledo International, Inc. (a)	2,273	3,408,818
Revvity, Inc.	30,506	3,897,141
Stevanato Group SpA (b)	214,157	4,283,140
Thermo Fisher Scientific, Inc.	9,121	5,641,977
		57,849,632
MACHINERY — 3.5%
3D Systems Corp. (a) (b)	2,712,930	7,704,721
AGCO Corp.	30,261	2,961,341
Allison Transmission Holdings, Inc.	18,914	1,817,068
Barnes Group, Inc.	86,811	3,508,033
Blue Bird Corp. (a)	26,393	1,265,808

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Chart Industries, Inc. (a) (b)	9,586	$1,190,006
CNH Industrial NV	208,958	2,319,434
Cummins, Inc.	8,389	2,716,274
Deere & Co.	17,558	7,327,480
Dover Corp.	20,948	4,016,570
Energy Recovery, Inc. (a)	152,245	2,647,541
ESCO Technologies, Inc.	37,146	4,791,091
Hyster-Yale, Inc.	25,066	1,598,459
John Bean Technologies Corp.	62,991	6,205,243
Lincoln Electric Holdings, Inc.	16,384	3,146,056
Lindsay Corp.	26,961	3,360,419
Mueller Water Products, Inc. Class A	114,852	2,492,288
PACCAR, Inc.	9,395	927,099
Pentair PLC	25,728	2,515,941
REV Group, Inc.	41,560	1,166,174
Standex International Corp.	15,281	2,793,061
Symbotic, Inc. (a) (b)	144,841	3,532,672
Xylem, Inc.	14,878	2,008,976
		72,011,755
METALS & MINING — 1.1%
ArcelorMittal SA NY Reg Shrs	43,159	1,133,355
ATI, Inc. (a)	70,740	4,733,213
Carpenter Technology Corp.	57,007	9,097,177
Kaiser Aluminum Corp.	42,730	3,098,780
POSCO Holdings, Inc. ADR (b)	51,049	3,572,920
		21,635,445
OIL, GAS & CONSUMABLE FUELS — 0.2%
BP PLC ADR	39,500	1,239,905
Shell PLC ADR	19,935	1,314,713
Suncor Energy, Inc. (b)	38,717	1,429,432
		3,984,050
PHARMACEUTICALS — 1.2%
Bristol-Myers Squibb Co.	35,851	1,854,931
Catalent, Inc. (a)	37,437	2,267,559
Dr. Reddy's Laboratories Ltd. ADR	27,402	2,177,089
Liquidia Corp. (a) (b)	743,683	7,436,830
Novartis AG ADR (b)	14,885	1,712,072
Sanofi SA ADR	32,318	1,862,486
WaVe Life Sciences Ltd. (a)	324,844	2,663,721
Zoetis, Inc.	17,652	3,448,848
		23,423,536
PROFESSIONAL SERVICES — 3.1%
CACI International, Inc. Class A (a)	18,607	9,388,348
ExlService Holdings, Inc. (a)	64,186	2,448,696
KBR, Inc.	40,262	2,622,264
Leidos Holdings, Inc.	129,843	21,164,409
NV5 Global, Inc. (a)	15,102	1,411,735
Parsons Corp. (a)	242,832	25,176,822
		62,212,274
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Micro Devices, Inc. (a)	22,572	$3,703,614
Allegro MicroSystems, Inc. (a)	31,547	735,045
Ambarella, Inc. (a)	290,532	16,387,457
Analog Devices, Inc.	12,633	2,907,738
Applied Materials, Inc.	20,394	4,120,608
Broadcom, Inc.	17,930	3,092,925
Canadian Solar, Inc. (a) (b)	85,272	1,429,159
Daqo New Energy Corp. ADR (a) (b)	72,921	1,485,401
Enphase Energy, Inc. (a)	19,265	2,177,330
First Solar, Inc. (a)	5,383	1,342,736
indie Semiconductor, Inc. Class A (a) (b)	139,582	556,932
Intel Corp.	22,135	519,287
JinkoSolar Holding Co. Ltd. ADR (b)	60,412	1,620,250
KLA Corp.	6,525	5,053,025
Micron Technology, Inc.	24,950	2,587,564
NVIDIA Corp.	41,618	5,054,090
NXP Semiconductors NV	12,523	3,005,645
ON Semiconductor Corp. (a)	98,955	7,185,123
QUALCOMM, Inc.	4,781	813,009
Silicon Laboratories, Inc. (a)	63,349	7,321,244
SolarEdge Technologies, Inc. (a) (b)	47,688	1,092,532
STMicroelectronics NV NY Reg Shrs (b)	53,124	1,579,376
Synaptics, Inc. (a)	38,096	2,955,488
Teradyne, Inc.	40,697	5,450,549
Tower Semiconductor Ltd. (a) (b)	107,304	4,749,275
Ultra Clean Holdings, Inc. (a)	72,657	2,901,194
		89,826,596
SOFTWARE — 11.9%
A10 Networks, Inc.	186,516	2,693,291
ACI Worldwide, Inc. (a)	112,325	5,717,342
Adobe, Inc. (a)	2,436	1,261,312
Agilysys, Inc. (a)	29,111	3,172,226
Alarm.com Holdings, Inc. (a)	116,911	6,391,524
ANSYS, Inc. (a)	14,810	4,718,910
Asana, Inc. Class A (a) (b)	114,401	1,325,908
Aspen Technology, Inc. (a)	36,452	8,705,467
Atlassian Corp. Class A (a)	9,485	1,506,313
Aurora Innovation, Inc. (a) (b)	255,742	1,513,993
Autodesk, Inc. (a)	23,632	6,510,143
Bill Holdings, Inc. (a)	51,942	2,740,460
Bit Digital, Inc. (a) (b)	3,319,711	11,652,186
Bitfarms Ltd. (a) (b)	4,917,729	10,376,408
Blackbaud, Inc. (a)	76,538	6,481,238
BlackBerry Ltd. (a) (b)	938,813	2,459,690
Box, Inc. Class A (a)	67,283	2,202,173
Check Point Software Technologies Ltd. (a)	16,425	3,166,904
Cipher Mining, Inc. (a) (b)	2,014,746	7,797,067
Cleanspark, Inc. (a) (b)	504,602	4,712,983

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	6,887	$1,931,597
CyberArk Software Ltd. (a)	10,401	3,033,036
Datadog, Inc. Class A (a)	21,014	2,417,871
Dropbox, Inc. Class A (a)	77,707	1,976,089
Fortinet, Inc. (a)	43,944	3,407,857
Hive Digital Technologies Ltd. (a) (b)	3,164,152	9,903,796
Hut 8 Corp. (a) (b)	817,625	10,024,082
Lightspeed Commerce, Inc. (a) (b)	188,781	3,112,999
MARA Holdings, Inc. (a) (b)	449,174	7,285,602
Microsoft Corp.	14,169	6,096,921
Monday.com Ltd. (a)	9,208	2,557,706
N-able, Inc. (a)	194,728	2,543,148
OneSpan, Inc. (a)	672,468	11,210,041
Palo Alto Networks, Inc. (a)	8,137	2,781,227
PTC, Inc. (a)	91,687	16,564,173
Q2 Holdings, Inc. (a)	241,934	19,299,075
Qualys, Inc. (a)	17,835	2,291,084
Radware Ltd. (a)	151,020	3,364,726
Rapid7, Inc. (a)	66,145	2,638,524
RingCentral, Inc. Class A (a)	55,534	1,756,540
Riot Platforms, Inc. (a) (b)	860,812	6,387,225
Roper Technologies, Inc.	2,574	1,432,276
SentinelOne, Inc. Class A (a)	118,600	2,836,912
Smartsheet, Inc. Class A (a)	38,224	2,116,081
Tenable Holdings, Inc. (a)	59,961	2,429,620
Unity Software, Inc. (a) (b)	338,704	7,661,484
Varonis Systems, Inc. (a)	59,230	3,346,495
Workiva, Inc. (a)	22,059	1,745,308
Zoom Video Communications, Inc. Class A (a)	28,869	2,013,324
Zscaler, Inc. (a)	14,054	2,402,391
		241,672,748
SPECIALTY RETAIL — 0.2%
EVgo, Inc. (a)	1,135,654	4,701,608
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Apple, Inc.	64,911	15,124,263
Canaan, Inc. ADR (a) (b)	8,927,795	9,017,073
Eastman Kodak Co. (a) (b)	744,083	3,512,072
HP, Inc.	187,821	6,737,139
Xerox Holdings Corp. (b)	480,355	4,986,085
		39,376,632
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Applied Industrial Technologies, Inc.	50,234	11,208,712
Security Description	Shares	Value
Core & Main, Inc. Class A (a)	26,767	$1,188,455
Titan Machinery, Inc. (a) (b)	88,498	1,232,777
		13,629,944
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Rogers Communications, Inc. Class B (b)	130,127	5,232,407
SK Telecom Co. Ltd. ADR (b)	209,485	4,979,458
		10,211,865
TOTAL COMMON STOCKS (Cost $1,787,241,456)		2,031,657,679
SHORT-TERM INVESTMENTS — 8.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	740,887	740,887
State Street Navigator Securities Lending Portfolio II (f) (g)	163,589,720	163,589,720
TOTAL SHORT-TERM INVESTMENTS (Cost $164,330,607)		164,330,607
TOTAL INVESTMENTS — 108.0% (Cost $1,951,572,063)		2,195,988,286
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(162,514,604)
NET ASSETS — 100.0%		$2,033,473,682
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,031,657,679	$—	$0(a)	$2,031,657,679
Short-Term Investments	164,330,607	—	—	164,330,607
TOTAL INVESTMENTS	$2,195,988,286	$—	$0	$2,195,988,286
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,052,375	$3,053,291	$3,898,196	$6,951,487	$231	$(231)	—	$—	$22,791
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,098,089	4,357,202	—	—	740,887	740,887	6,744
State Street Navigator Securities Lending Portfolio II	118,034,139	118,034,139	262,766,945	217,211,364	—	—	163,589,720	163,589,720	1,349,550
Total		$121,087,430	$271,763,230	$228,520,053	$231	$(231)		$164,330,607	$1,379,085
See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 5.4%
EHang Holdings Ltd. ADR (a) (b)	45,908	$649,139
HEICO Corp.	2,008	525,052
Huntington Ingalls Industries, Inc.	1,860	491,747
Textron, Inc.	5,266	466,462
		2,132,400
AIRLINES — 0.7%
Blade Air Mobility, Inc. (a) (b)	100,092	294,271
AUTO COMPONENTS — 16.5%
American Axle & Manufacturing Holdings, Inc. (a)	91,448	565,149
Aptiv PLC (a)	9,089	654,499
BorgWarner, Inc.	19,983	725,183
Dana, Inc.	50,965	538,190
Garrett Motion, Inc. (a)	78,912	645,500
Gentherm, Inc. (a)	12,914	601,147
Hesai Group ADR (a) (b)	86,775	406,975
Lear Corp.	3,750	409,313
Luminar Technologies, Inc. (a) (b)	474,245	426,678
Mobileye Global, Inc. Class A (a) (b)	23,426	320,936
Modine Manufacturing Co. (a)	4,743	629,823
Visteon Corp. (a)	6,343	604,107
		6,527,500
AUTOMOBILES — 24.4%
Canoo, Inc. (a) (b)	338,648	333,060
Ford Motor Co.	37,659	397,679
General Motors Co.	14,003	627,895
Honda Motor Co. Ltd. ADR	20,918	663,728
Li Auto, Inc. ADR (a) (b)	36,074	925,298
Lucid Group, Inc. (a)	258,784	913,508
NIO, Inc. ADR (a)	153,797	1,027,364
Polestar Automotive Holding U.K. PLC Class A ADR (a) (b)	767,760	1,320,547
Rivian Automotive, Inc. Class A (a) (b)	57,993	650,682
Stellantis NV (b)	20,943	294,249
Tesla, Inc. (a)	3,861	1,010,153
Toyota Motor Corp. ADR (b)	2,214	395,354
XPeng, Inc. ADR (a)	91,500	1,114,470
		9,673,987
BANKS — 1.3%
Itau Unibanco Holding SA ADR	77,141	512,988
CHEMICALS — 1.6%
Aspen Aerogels, Inc. (a)	22,476	622,360
COMMUNICATIONS EQUIPMENT — 0.3%
Ituran Location & Control Ltd.	5,043	133,841
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Iridium Communications, Inc.	16,541	503,673
ELECTRICAL EQUIPMENT — 4.4%
Ballard Power Systems, Inc. (a) (b)	247,704	445,867
Blink Charging Co. (a) (b)	201,457	346,506
Plug Power, Inc. (a) (b)	234,185	529,258
Security Description	Shares	Value
Sensata Technologies Holding PLC	11,466	$411,171
		1,732,802
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.6%
Innoviz Technologies Ltd. (a) (b)	252,177	208,777
MicroVision, Inc. (a) (b)	428,887	488,931
Ouster, Inc. (a)	64,197	404,441
PAR Technology Corp. (a) (b)	10,034	522,571
Powerfleet, Inc. NJ (a)	95,598	477,990
Trimble, Inc. (a)	8,072	501,191
Vontier Corp.	11,692	394,488
		2,998,389
GROUND TRANSPORTATION — 5.7%
Avis Budget Group, Inc. (b)	6,128	536,752
Grab Holdings Ltd. Class A (a)	124,619	473,552
Lyft, Inc. Class A (a)	44,194	563,473
Uber Technologies, Inc. (a)	9,354	703,047
		2,276,824
INTERACTIVE MEDIA & SERVICES — 1.3%
Baidu, Inc. ADR (a)	4,818	507,287
MACHINERY — 8.5%
Allison Transmission Holdings, Inc.	9,217	885,477
Blue Bird Corp. (a)	7,903	379,028
Cummins, Inc.	2,515	814,332
Hyster-Yale, Inc.	5,999	382,556
PACCAR, Inc.	4,259	420,278
REV Group, Inc.	17,143	481,033
		3,362,704
METALS & MINING — 1.2%
ArcelorMittal SA NY Reg Shrs	18,772	492,953
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.2%
Allegro MicroSystems, Inc. (a)	23,252	541,771
Ambarella, Inc. (a)	11,914	672,009
Enphase Energy, Inc. (a)	3,384	382,460
indie Semiconductor, Inc. Class A (a) (b)	91,955	366,900
Intel Corp.	14,780	346,739
NVIDIA Corp.	5,464	663,548
NXP Semiconductors NV	1,598	383,536
ON Semiconductor Corp. (a)	8,977	651,820
QUALCOMM, Inc.	3,176	540,079
SolarEdge Technologies, Inc. (a) (b)	10,177	233,155
STMicroelectronics NV NY Reg Shrs	15,112	449,280
		5,231,297
SOFTWARE — 6.3%
ANSYS, Inc. (a)	2,097	668,167
Aurora Innovation, Inc. (a) (b)	270,644	1,602,213

See accompanying notes to Schedule of Investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Rekor Systems, Inc. (a) (b)	179,767	$212,125
		2,482,505
TOTAL COMMON STOCKS (Cost $60,744,595)		39,485,781
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	61,376	61,376
State Street Navigator Securities Lending Portfolio II (e) (f)	2,610,860	2,610,860
TOTAL SHORT-TERM INVESTMENTS (Cost $2,672,236)		2,672,236
TOTAL INVESTMENTS — 106.4% (Cost $63,416,831)		42,158,017
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(2,541,447)
NET ASSETS — 100.0%		$39,616,570

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$39,485,781	$—	$—	$39,485,781
Short-Term Investments	2,672,236	—	—	2,672,236
TOTAL INVESTMENTS	$42,158,017	$—	$—	$42,158,017

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	29,310	$29,319	$312,792	$342,111	$—	$—	—	$—	$434
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	419,324	357,948	—	—	61,376	61,376	325
State Street Navigator Securities Lending Portfolio II	4,321,780	4,321,780	6,941,639	8,652,559	—	—	2,610,860	2,610,860	67,834
Total		$4,351,099	$7,673,755	$9,352,618	$—	$—		$2,672,236	$68,593
See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.1%
Axon Enterprise, Inc. (a)	7	$2,797
AUTOMOBILES — 2.7%
Rivian Automotive, Inc. Class A (a)	742	8,325
Tesla, Inc. (a)	236	61,745
		70,070
BANKS — 1.9%
Bank of America Corp.	8	317
Bank of New York Mellon Corp.	73	5,246
JPMorgan Chase & Co.	142	29,942
M&T Bank Corp.	10	1,781
Northern Trust Corp.	23	2,071
U.S. Bancorp	67	3,064
Wells Fargo & Co.	102	5,762
		48,183
BEVERAGES — 0.4%
Brown-Forman Corp. Class B	63	3,100
Constellation Brands, Inc. Class A	3	773
Keurig Dr. Pepper, Inc.	63	2,361
Monster Beverage Corp. (a)	70	3,652
		9,886
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	89	17,576
Alnylam Pharmaceuticals, Inc. (a)	11	3,025
Amgen, Inc.	25	8,055
Biogen, Inc. (a)	9	1,745
BioMarin Pharmaceutical, Inc. (a)	21	1,476
Exact Sciences Corp. (a)	9	613
Gilead Sciences, Inc.	9	755
Incyte Corp. (a)	14	925
Moderna, Inc. (a)	4	267
Neurocrine Biosciences, Inc. (a)	8	922
Regeneron Pharmaceuticals, Inc. (a)	7	7,359
Vertex Pharmaceuticals, Inc. (a)	15	6,976
		49,694
BROADLINE RETAIL — 3.8%
Amazon.com, Inc. (a)	471	87,761
eBay, Inc.	77	5,014
MercadoLibre, Inc. (a)	3	6,156
		98,931
BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	17	1,527
Allegion PLC	46	6,704
		8,231
CAPITAL MARKETS — 3.5%
Ameriprise Financial, Inc.	2	940
BlackRock, Inc.	3	2,849
Blackstone, Inc.	35	5,360
Cboe Global Markets, Inc.	14	2,868
Charles Schwab Corp.	138	8,944
CME Group, Inc.	36	7,943
Security Description	Shares	Value
Coinbase Global, Inc. Class A (a)	2	$356
FactSet Research Systems, Inc.	6	2,759
Intercontinental Exchange, Inc.	46	7,389
KKR & Co., Inc.	32	4,179
MarketAxess Holdings, Inc.	7	1,793
Moody's Corp.	32	15,187
Nasdaq, Inc.	42	3,066
S&P Global, Inc.	40	20,665
SEI Investments Co.	34	2,353
T. Rowe Price Group, Inc.	24	2,614
Tradeweb Markets, Inc. Class A	5	618
		89,883
CHEMICALS — 1.7%
Ecolab, Inc.	16	4,085
Sherwin-Williams Co.	107	40,839
		44,924
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Cintas Corp.	24	4,941
Copart, Inc. (a)	78	4,087
Rollins, Inc.	62	3,136
Veralto Corp.	38	4,251
Waste Management, Inc.	5	1,038
		17,453
COMMUNICATIONS EQUIPMENT — 1.8%
Arista Networks, Inc. (a)	5	1,919
Cisco Systems, Inc.	387	20,596
F5, Inc. (a)	18	3,963
Juniper Networks, Inc.	216	8,420
Motorola Solutions, Inc.	28	12,590
		47,488
CONSTRUCTION & ENGINEERING — 0.5%
AECOM	137	14,148
CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	5	1,252
CONSUMER FINANCE — 0.4%
American Express Co.	36	9,763
Discover Financial Services	12	1,684
		11,447
DIVERSIFIED REITs — 0.0% (b)
WP Carey, Inc. REIT	5	311
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Verizon Communications, Inc.	72	3,234
ELECTRIC UTILITIES — 1.3%
Edison International	391	34,052
ELECTRICAL EQUIPMENT — 1.0%
AMETEK, Inc.	75	12,878
Eaton Corp. PLC	8	2,652
Rockwell Automation, Inc.	43	11,544
		27,074

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	72	$4,692
Keysight Technologies, Inc. (a)	21	3,338
Trimble, Inc. (a)	50	3,104
		11,134
ENTERTAINMENT — 1.2%
Liberty Media Corp.-Liberty Formula One Class C (a)	26	2,013
Netflix, Inc. (a)	26	18,441
Take-Two Interactive Software, Inc. (a)	4	615
Walt Disney Co.	104	10,004
		31,073
FINANCIAL SERVICES — 3.3%
Apollo Global Management, Inc.	36	4,497
Block, Inc. (a)	9	604
Fiserv, Inc. (a)	12	2,156
Mastercard, Inc. Class A	64	31,603
PayPal Holdings, Inc. (a)	61	4,760
Visa, Inc. Class A	152	41,792
		85,412
FOOD PRODUCTS — 0.3%
Hershey Co.	43	8,247
McCormick & Co., Inc.	4	329
		8,576
GROUND TRANSPORTATION — 0.6%
CSX Corp.	10	345
Old Dominion Freight Line, Inc.	24	4,767
Uber Technologies, Inc. (a)	75	5,637
Union Pacific Corp.	22	5,423
		16,172
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Align Technology, Inc. (a)	4	1,017
Baxter International, Inc.	5	190
Becton Dickinson & Co.	11	2,652
Boston Scientific Corp. (a)	85	7,123
Cooper Cos., Inc. (a)	26	2,869
Dexcom, Inc. (a)	28	1,877
Edwards Lifesciences Corp. (a)	70	4,619
Hologic, Inc. (a)	28	2,281
IDEXX Laboratories, Inc. (a)	8	4,042
Insulet Corp. (a)	5	1,164
Intuitive Surgical, Inc. (a)	19	9,334
Medtronic PLC	92	8,283
ResMed, Inc.	15	3,662
Stryker Corp.	24	8,670
Teleflex, Inc.	5	1,237
Zimmer Biomet Holdings, Inc.	17	1,835
		60,855
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Elevance Health, Inc.	14	7,280
Humana, Inc.	8	2,534
Security Description	Shares	Value
Labcorp Holdings, Inc.	2	$447
Quest Diagnostics, Inc.	5	776
UnitedHealth Group, Inc.	53	30,988
		42,025
HEALTH CARE REITs — 0.8%
Healthpeak Properties, Inc. REIT	559	12,785
Ventas, Inc. REIT	31	1,988
Welltower, Inc. REIT	40	5,121
		19,894
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	9	1,889
HOTELS, RESTAURANTS & LEISURE — 1.8%
Airbnb, Inc. Class A (a)	38	4,819
Chipotle Mexican Grill, Inc. (a)	70	4,034
Hilton Worldwide Holdings, Inc.	4	922
McDonald's Corp.	86	26,188
Starbucks Corp.	74	7,214
Yum! Brands, Inc.	30	4,191
		47,368
HOUSEHOLD DURABLES — 0.2%
Garmin Ltd.	32	5,633
HOUSEHOLD PRODUCTS — 0.2%
Church & Dwight Co., Inc.	50	5,236
INDUSTRIAL REITs — 0.8%
Prologis, Inc. REIT	172	21,720
INSURANCE — 3.7%
Aflac, Inc.	135	15,093
Allstate Corp.	19	3,603
American Financial Group, Inc.	32	4,307
Aon PLC Class A	13	4,498
Arch Capital Group Ltd. (a)	65	7,272
Arthur J Gallagher & Co.	9	2,532
Brown & Brown, Inc.	51	5,284
Chubb Ltd.	36	10,382
Cincinnati Financial Corp.	25	3,403
Erie Indemnity Co. Class A	6	3,239
Hartford Financial Services Group, Inc.	39	4,587
Markel Group, Inc. (a)	2	3,137
Marsh & McLennan Cos., Inc.	39	8,701
MetLife, Inc.	40	3,299
Progressive Corp.	37	9,389
Travelers Cos., Inc.	7	1,639
W.R. Berkley Corp.	39	2,213
Willis Towers Watson PLC	12	3,534
		96,112
INTERACTIVE MEDIA & SERVICES — 6.0%
Alphabet, Inc. Class A	179	29,687
Alphabet, Inc. Class C	346	57,848
Match Group, Inc. (a)	15	568
Meta Platforms, Inc. Class A	117	66,976
Pinterest, Inc. Class A (a)	20	647

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Snap, Inc. Class A (a)	39	$417
		156,143
IT SERVICES — 2.2%
Accenture PLC Class A	46	16,260
EPAM Systems, Inc. (a)	1	199
International Business Machines Corp.	158	34,931
MongoDB, Inc. (a)	1	270
Okta, Inc. (a)	8	595
Snowflake, Inc. Class A (a)	5	574
VeriSign, Inc. (a)	22	4,179
		57,008
LIFE SCIENCES TOOLS & SERVICES — 2.5%
Agilent Technologies, Inc.	19	2,821
Avantor, Inc. (a)	33	854
Bio-Rad Laboratories, Inc. Class A (a)	3	1,004
Bio-Techne Corp.	11	879
Danaher Corp.	57	15,847
Illumina, Inc. (a)	11	1,435
IQVIA Holdings, Inc. (a)	3	711
Mettler-Toledo International, Inc. (a)	7	10,498
Revvity, Inc.	27	3,449
Thermo Fisher Scientific, Inc.	26	16,083
Waters Corp. (a)	14	5,038
West Pharmaceutical Services, Inc.	20	6,003
		64,622
MACHINERY — 2.9%
Fortive Corp.	128	10,103
Graco, Inc.	31	2,713
IDEX Corp.	30	6,435
Illinois Tool Works, Inc.	35	9,172
Ingersoll Rand, Inc.	10	982
Pentair PLC	120	11,735
Xylem, Inc.	246	33,217
		74,357
MEDIA — 0.4%
Charter Communications, Inc. Class A (a)	9	2,917
Comcast Corp. Class A	141	5,890
Fox Corp. Class A	22	931
Fox Corp. Class B	18	698
Trade Desk, Inc. Class A (a)	11	1,206
		11,642
METALS & MINING — 0.1%
Newmont Corp.	58	3,100
OFFICE REITs — 1.0%
Alexandria Real Estate Equities, Inc. REIT	111	13,181
BXP, Inc. REIT	152	12,230
		25,411
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	13	1,296
PHARMACEUTICALS — 5.1%
Bristol-Myers Squibb Co.	165	8,537
Catalent, Inc. (a)	16	969
Security Description	Shares	Value
Eli Lilly & Co.	57	$50,499
Johnson & Johnson	159	25,767
Merck & Co., Inc.	180	20,441
Pfizer, Inc.	257	7,438
Royalty Pharma PLC Class A	118	3,338
Zoetis, Inc.	80	15,630
		132,619
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	8	2,214
Booz Allen Hamilton Holding Corp.	6	976
Equifax, Inc.	10	2,939
Paychex, Inc.	27	3,623
Paycom Software, Inc.	1	167
TransUnion	3	314
Verisk Analytics, Inc.	15	4,019
		14,252
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CoStar Group, Inc. (a)	34	2,565
RESIDENTIAL REITs — 1.0%
AvalonBay Communities, Inc. REIT	53	11,938
Equity Residential REIT	36	2,681
Essex Property Trust, Inc. REIT	39	11,521
		26,140
RETAIL REITs — 0.4%
Kimco Realty Corp. REIT	95	2,206
Realty Income Corp. REIT	87	5,518
Simon Property Group, Inc. REIT	23	3,887
		11,611
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.0%
Advanced Micro Devices, Inc. (a)	106	17,392
Analog Devices, Inc.	77	17,723
Broadcom, Inc.	260	44,850
Enphase Energy, Inc. (a)	92	10,398
First Solar, Inc. (a)	86	21,452
Intel Corp.	312	7,319
KLA Corp.	9	6,970
Marvell Technology, Inc.	92	6,635
Monolithic Power Systems, Inc.	4	3,698
NVIDIA Corp.	1,424	172,931
QUALCOMM, Inc.	71	12,074
Texas Instruments, Inc.	85	17,558
		339,000
SOFTWARE — 11.5%
Adobe, Inc. (a)	30	15,533
ANSYS, Inc. (a)	5	1,593
Autodesk, Inc. (a)	24	6,612
DocuSign, Inc. (a)	7	435
Fortinet, Inc. (a)	35	2,714
HubSpot, Inc. (a)	1	532
Intuit, Inc.	24	14,904
Microsoft Corp.	422	181,587
Oracle Corp.	116	19,766

See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Palo Alto Networks, Inc. (a)	4	$1,367
Roper Technologies, Inc.	8	4,452
Salesforce, Inc.	68	18,612
ServiceNow, Inc. (a)	24	21,465
Synopsys, Inc. (a)	11	5,570
Tyler Technologies, Inc. (a)	2	1,168
Workday, Inc. Class A (a)	8	1,955
Zoom Video Communications, Inc. Class A (a)	7	488
		298,753
SPECIALIZED REITs — 3.3%
American Tower Corp. REIT	33	7,674
Digital Realty Trust, Inc. REIT	253	40,943
Equinix, Inc. REIT	26	23,078
Extra Space Storage, Inc. REIT	9	1,622
Public Storage REIT	17	6,186
VICI Properties, Inc. REIT	207	6,895
		86,398
SPECIALTY RETAIL — 1.6%
Home Depot, Inc.	60	24,312
Lowe's Cos., Inc.	5	1,354
Ross Stores, Inc.	27	4,064
TJX Cos., Inc.	88	10,343
Ulta Beauty, Inc. (a)	5	1,946
		42,019
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.2%
Apple, Inc.	801	186,633
Super Micro Computer, Inc. (a)	1	416
		187,049
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Lululemon Athletica, Inc. (a)	8	2,171
Security Description	Shares	Value
NIKE, Inc. Class B	27	$2,387
		4,558
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	76	5,428
WW Grainger, Inc.	1	1,039
		6,467
WATER UTILITIES — 0.6%
American Water Works Co., Inc.	106	15,501
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile U.S., Inc.	6	1,238
TOTAL COMMON STOCKS (Cost $2,368,099)		2,593,906
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d) (Cost $6,784)	6,784	6,784
TOTAL INVESTMENTS — 99.9% (Cost $2,374,883)		2,600,690
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,527
NET ASSETS — 100.0%		$2,602,217
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,593,906	$—	$—	$2,593,906
Short-Term Investment	6,784	—	—	6,784
TOTAL INVESTMENTS	$2,600,690	$—	$—	$2,600,690
See accompanying notes to Schedule of Investments.

SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,745	$7,747	$28,397	$36,145	$1	$—	—	$—	$51
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	6,784	—	—	—	6,784	6,784	14
Total		$7,747	$35,181	$36,145	$1	$—		$6,784	$65
See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.8%
Axon Enterprise, Inc. (a)	116	$46,354
Boeing Co. (a)	2,361	358,966
General Dynamics Corp.	3,468	1,048,030
HEICO Corp.	170	44,452
HEICO Corp. Class A	286	58,275
Howmet Aerospace, Inc.	1,773	177,743
Huntington Ingalls Industries, Inc.	750	198,285
L3Harris Technologies, Inc.	2,457	584,447
Lockheed Martin Corp.	19,257	11,256,872
Northrop Grumman Corp.	15,836	8,362,517
RTX Corp.	21,864	2,649,042
Textron, Inc.	3,318	293,908
TransDigm Group, Inc.	108	154,130
		25,233,021
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	2,882	318,086
Expeditors International of Washington, Inc.	7,528	989,179
FedEx Corp.	5,847	1,600,207
United Parcel Service, Inc. Class B	12,166	1,658,713
		4,566,185
AIRLINES — 0.0% (b)
Delta Air Lines, Inc.	3,052	155,011
Southwest Airlines Co. (c)	2,844	84,268
		239,279
AUTO COMPONENTS — 0.0% (b)
Aptiv PLC (a)	5,355	385,614
AUTOMOBILES — 0.6%
Ford Motor Co.	209,394	2,211,201
General Motors Co.	80,097	3,591,549
Rivian Automotive, Inc. Class A (a) (c)	8,281	92,913
Tesla, Inc. (a)	12,159	3,181,159
		9,076,822
BANKS — 3.9%
Bank of America Corp.	212,027	8,413,231
Bank of New York Mellon Corp.	16,384	1,177,354
Citigroup, Inc.	92,696	5,802,770
Citizens Financial Group, Inc.	20,519	842,715
Fifth Third Bancorp	18,282	783,201
First Citizens BancShares, Inc. Class A	2,181	4,015,112
Goldman Sachs Group, Inc.	7,230	3,579,645
Huntington Bancshares, Inc.	45,108	663,088
JPMorgan Chase & Co.	61,784	13,027,774
KeyCorp	31,695	530,891
M&T Bank Corp.	5,469	974,138
Morgan Stanley	21,839	2,276,497
Northern Trust Corp.	4,409	396,942
Security Description	Shares	Value
PNC Financial Services Group, Inc.	11,524	$2,130,212
Regions Financial Corp.	31,872	743,574
State Street Corp. (d)	8,600	760,842
Truist Financial Corp.	47,554	2,033,885
U.S. Bancorp	45,935	2,100,608
Wells Fargo & Co.	95,518	5,395,812
		55,648,291
BEVERAGES — 2.5%
Brown-Forman Corp. Class B	7,572	372,542
Celsius Holdings, Inc. (a)	53	1,662
Coca-Cola Co.	187,773	13,493,368
Constellation Brands, Inc. Class A	995	256,402
Keurig Dr. Pepper, Inc.	104,892	3,931,352
Molson Coors Beverage Co. Class B	5,406	310,953
Monster Beverage Corp. (a)	31,979	1,668,345
PepsiCo, Inc.	90,542	15,396,667
		35,431,291
BIOTECHNOLOGY — 2.9%
AbbVie, Inc.	42,609	8,414,425
Alnylam Pharmaceuticals, Inc. (a)	4,451	1,224,159
Amgen, Inc.	13,711	4,417,821
Biogen, Inc. (a)	2,009	389,425
BioMarin Pharmaceutical, Inc. (a)	18,060	1,269,437
Exact Sciences Corp. (a) (c)	902	61,444
Gilead Sciences, Inc.	69,356	5,814,807
Incyte Corp. (a)	37,994	2,511,403
Moderna, Inc. (a)	4,950	330,809
Neurocrine Biosciences, Inc. (a)	13,387	1,542,450
Regeneron Pharmaceuticals, Inc. (a)	4,787	5,032,286
United Therapeutics Corp. (a)	3,950	1,415,482
Vertex Pharmaceuticals, Inc. (a)	17,594	8,182,618
		40,606,566
BROADLINE RETAIL — 0.7%
Amazon.com, Inc. (a)	48,250	8,990,423
eBay, Inc.	4,635	301,785
MercadoLibre, Inc. (a)	540	1,108,058
		10,400,266
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	5,445	489,124
Allegion PLC	3,934	573,341
Builders FirstSource, Inc. (a)	6,351	1,231,205
Carlisle Cos., Inc.	350	157,413
Carrier Global Corp.	6,818	548,781
Fortune Brands Innovations, Inc.	1,987	177,896
Johnson Controls International PLC	8,475	657,745
Lennox International, Inc.	169	102,125
Masco Corp.	2,076	174,259
Owens Corning	1,499	264,603
Trane Technologies PLC	9,178	3,567,764
		7,944,256

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
CAPITAL MARKETS — 1.9%
Ameriprise Financial, Inc.	1,004	$471,689
ARES Management Corp. Class A	704	109,711
BlackRock, Inc.	6,314	5,995,206
Blackstone, Inc.	3,664	561,068
Carlyle Group, Inc.	4,128	177,752
Cboe Global Markets, Inc.	20,605	4,221,346
Charles Schwab Corp.	12,393	803,190
CME Group, Inc.	14,279	3,150,661
Coinbase Global, Inc. Class A (a)	635	113,138
FactSet Research Systems, Inc.	1,464	673,221
Franklin Resources, Inc.	8,161	164,444
Intercontinental Exchange, Inc.	12,992	2,087,035
KKR & Co., Inc.	4,012	523,887
LPL Financial Holdings, Inc.	3,386	787,685
MarketAxess Holdings, Inc.	1,588	406,846
Moody's Corp.	6,230	2,956,696
MSCI, Inc.	229	133,491
Nasdaq, Inc.	3,235	236,187
Raymond James Financial, Inc.	3,042	372,523
Robinhood Markets, Inc. Class A (a)	2,376	55,646
S&P Global, Inc.	1,871	966,596
SEI Investments Co.	5,333	368,990
T. Rowe Price Group, Inc.	11,236	1,223,938
Tradeweb Markets, Inc. Class A	7,638	944,592
		27,505,538
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.	2,049	610,069
Albemarle Corp. (c)	2,585	244,825
Celanese Corp.	2,306	313,524
CF Industries Holdings, Inc.	4,856	416,645
Corteva, Inc.	41,382	2,432,848
Dow, Inc.	19,149	1,046,110
DuPont de Nemours, Inc.	7,060	629,117
Eastman Chemical Co.	2,449	274,165
Ecolab, Inc.	1,402	357,973
International Flavors & Fragrances, Inc.	3,156	331,159
Linde PLC	4,917	2,344,721
LyondellBasell Industries NV Class A	7,682	736,704
Mosaic Co.	17,171	459,839
PPG Industries, Inc.	2,798	370,623
RPM International, Inc.	1,222	147,862
Sherwin-Williams Co.	9,708	3,705,252
Westlake Corp.	964	144,880
		14,566,316
COMMERCIAL SERVICES & SUPPLIES — 2.2%
Cintas Corp.	15,508	3,192,787
Copart, Inc. (a)	35,296	1,849,510
Republic Services, Inc.	36,801	7,391,113
Rollins, Inc.	48,139	2,434,871
Veralto Corp.	11,305	1,264,577
Waste Connections, Inc.	41,333	7,391,167
Security Description	Shares	Value
Waste Management, Inc.	34,070	$7,072,932
		30,596,957
COMMUNICATIONS EQUIPMENT — 2.6%
Arista Networks, Inc. (a)	14,770	5,669,021
Cisco Systems, Inc.	332,272	17,683,516
F5, Inc. (a)	13,619	2,998,904
Juniper Networks, Inc.	64,708	2,522,318
Motorola Solutions, Inc.	18,420	8,282,184
		37,155,943
CONSTRUCTION & ENGINEERING — 0.1%
AECOM	1,791	184,957
EMCOR Group, Inc.	2,160	929,945
Quanta Services, Inc.	989	294,870
		1,409,772
CONSTRUCTION MATERIALS — 0.1%
CRH PLC	10,798	1,001,406
Martin Marietta Materials, Inc.	443	238,445
Vulcan Materials Co.	871	218,125
		1,457,976
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	10,252	364,869
American Express Co.	5,250	1,423,800
Capital One Financial Corp.	12,960	1,940,501
Discover Financial Services	5,949	834,585
Synchrony Financial	13,867	691,686
		5,255,441
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.8%
Albertsons Cos., Inc. Class A	20,917	386,546
Costco Wholesale Corp.	20,540	18,209,121
Dollar General Corp.	4,091	345,976
Dollar Tree, Inc. (a)	3,872	272,279
Kroger Co.	77,283	4,428,316
Sysco Corp.	8,723	680,917
Target Corp.	9,444	1,471,942
Walgreens Boots Alliance, Inc.	105,425	944,608
Walmart, Inc.	159,290	12,862,668
		39,602,373
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	24,303	275,353
Avery Dennison Corp.	734	162,038
Ball Corp.	3,727	253,101
Crown Holdings, Inc.	2,472	237,015
International Paper Co.	9,657	471,745
Packaging Corp. of America	5,188	1,117,495
Smurfit WestRock PLC	7,458	368,574
		2,885,321
DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,109	294,585
LKQ Corp.	6,296	251,336
Pool Corp.	1,753	660,531
		1,206,452

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED REITs — 0.0% (b)
WP Carey, Inc. REIT	3,151	$196,307
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	433,019	9,526,418
Verizon Communications, Inc.	276,833	12,432,570
		21,958,988
ELECTRIC UTILITIES — 2.1%
Alliant Energy Corp.	11,453	695,083
American Electric Power Co., Inc.	27,743	2,846,432
Constellation Energy Corp.	1,947	506,259
Duke Energy Corp.	76,141	8,779,057
Edison International	7,427	646,818
Entergy Corp.	4,481	589,744
Evergy, Inc.	4,874	302,237
Eversource Energy	5,928	403,400
Exelon Corp.	20,761	841,859
FirstEnergy Corp.	8,175	362,561
NextEra Energy, Inc.	17,943	1,516,722
NRG Energy, Inc.	4,244	386,628
PG&E Corp.	39,350	777,950
PPL Corp.	10,991	363,582
Southern Co.	87,100	7,854,678
Xcel Energy, Inc.	41,698	2,722,879
		29,595,889
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	1,747	299,977
Eaton Corp. PLC	1,964	650,948
Emerson Electric Co.	5,681	621,331
GE Vernova, Inc. (a)	1,955	498,486
Rockwell Automation, Inc.	5,060	1,358,408
Vertiv Holdings Co. Class A	927	92,227
		3,521,377
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.8%
Amphenol Corp. Class A	144,151	9,392,879
CDW Corp.	15,602	3,530,733
Corning, Inc.	42,887	1,936,348
Hubbell, Inc.	2,148	920,096
Jabil, Inc.	3,225	386,452
Keysight Technologies, Inc. (a)	24,729	3,930,180
TE Connectivity PLC	16,541	2,497,525
Teledyne Technologies, Inc. (a)	6,382	2,793,146
Trimble, Inc. (a)	2,677	166,215
Zebra Technologies Corp. Class A (a)	467	172,939
		25,726,513
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	13,842	500,388
Halliburton Co.	12,670	368,064
Schlumberger NV	17,015	713,779
		1,582,231
ENTERTAINMENT — 0.8%
Electronic Arts, Inc.	27,398	3,929,969
Security Description	Shares	Value
Liberty Media Corp.-Liberty Formula One Class C (a)	19,874	$1,538,844
Live Nation Entertainment, Inc. (a)	832	91,096
Netflix, Inc. (a)	2,354	1,669,622
ROBLOX Corp. Class A (a)	261	11,552
Roku, Inc. (a)	699	52,187
Take-Two Interactive Software, Inc. (a)	1,077	165,546
Walt Disney Co.	21,554	2,073,279
Warner Bros Discovery, Inc. (a)	177,646	1,465,579
		10,997,674
FINANCIAL SERVICES — 4.9%
Apollo Global Management, Inc.	2,471	308,653
Berkshire Hathaway, Inc. Class B (a)	33,392	15,369,002
Block, Inc. (a)	4,828	324,104
Corebridge Financial, Inc.	9,808	286,001
Corpay, Inc. (a)	609	190,471
Equitable Holdings, Inc.	5,709	239,949
Fidelity National Information Services, Inc.	5,523	462,551
Fiserv, Inc. (a)	20,657	3,711,030
Global Payments, Inc.	4,854	497,147
Jack Henry & Associates, Inc.	3,083	544,273
Mastercard, Inc. Class A	46,074	22,751,341
PayPal Holdings, Inc. (a)	12,698	990,825
Toast, Inc. Class A (a) (c)	430	12,173
Visa, Inc. Class A	87,705	24,114,490
		69,802,010
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	21,675	1,294,864
Bunge Global SA	7,318	707,212
Campbell Soup Co.	39,270	1,921,088
Conagra Brands, Inc.	10,812	351,606
General Mills, Inc.	57,322	4,233,230
Hershey Co.	15,017	2,879,960
Hormel Foods Corp.	37,005	1,173,058
J.M. Smucker Co.	2,139	259,033
Kellanova	51,222	4,134,128
Kraft Heinz Co.	81,719	2,869,154
Lamb Weston Holdings, Inc.	5,870	380,024
McCormick & Co., Inc.	2,383	196,121
Mondelez International, Inc. Class A	48,058	3,540,433
Tyson Foods, Inc. Class A	65,519	3,902,312
		27,842,223
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	4,003	555,256
GROUND TRANSPORTATION — 0.6%
CSX Corp.	21,001	725,165
JB Hunt Transport Services, Inc.	3,870	666,917
Knight-Swift Transportation Holdings, Inc.	9,917	535,022
Norfolk Southern Corp.	2,736	679,896

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Old Dominion Freight Line, Inc.	8,928	$1,773,458
Uber Technologies, Inc. (a)	35,095	2,637,740
U-Haul Holding Co.	1,976	142,272
Union Pacific Corp.	4,869	1,200,111
		8,360,581
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abbott Laboratories	19,084	2,175,767
ABIOMED, Inc. (a)	36	37
Align Technology, Inc. (a)	460	116,987
Baxter International, Inc.	10,131	384,674
Becton Dickinson & Co.	15,293	3,687,142
Boston Scientific Corp. (a)	6,787	568,751
Cooper Cos., Inc. (a)	2,724	300,566
Dexcom, Inc. (a)	698	46,794
Edwards Lifesciences Corp. (a)	25,941	1,711,847
GE HealthCare Technologies, Inc.	4,934	463,056
Hologic, Inc. (a)	13,029	1,061,342
IDEXX Laboratories, Inc. (a)	4,168	2,105,757
Insulet Corp. (a)	162	37,705
Intuitive Surgical, Inc. (a)	949	466,215
Medtronic PLC	24,159	2,175,035
ResMed, Inc.	5,693	1,389,775
Solventum Corp. (a)	11,773	820,814
STERIS PLC	818	198,398
Stryker Corp.	1,927	696,148
Teleflex, Inc.	579	143,198
Zimmer Biomet Holdings, Inc.	2,857	308,413
		18,858,421
HEALTH CARE PROVIDERS & SERVICES — 4.8%
Cardinal Health, Inc.	14,332	1,583,973
Cencora, Inc.	20,879	4,699,445
Centene Corp. (a)	20,693	1,557,769
Cigna Group	10,515	3,642,817
CVS Health Corp.	78,196	4,916,964
DaVita, Inc. (a)	882	144,586
Elevance Health, Inc.	10,366	5,390,320
HCA Healthcare, Inc.	2,503	1,017,294
Henry Schein, Inc. (a)	2,695	196,466
Humana, Inc.	10,099	3,198,757
Labcorp Holdings, Inc.	1,895	423,495
McKesson Corp.	14,273	7,056,857
Molina Healthcare, Inc. (a)	6,199	2,135,927
Quest Diagnostics, Inc.	5,206	808,232
UnitedHealth Group, Inc.	53,228	31,121,347
Universal Health Services, Inc. Class B	1,330	304,583
		68,198,832
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	9,244	211,410
Ventas, Inc. REIT	4,038	258,957
Welltower, Inc. REIT	3,736	478,320
		948,687
HEALTH CARE TECHNOLOGY — 0.1%
Veeva Systems, Inc. Class A (a)	5,566	1,168,136
Security Description	Shares	Value
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	8,565	$150,744
HOTELS, RESTAURANTS & LEISURE — 1.2%
Airbnb, Inc. Class A (a)	1,782	225,975
Booking Holdings, Inc.	112	471,757
Carnival Corp. (a)	8,076	149,245
Chipotle Mexican Grill, Inc. (a)	53,520	3,083,822
Darden Restaurants, Inc.	1,293	212,220
Domino's Pizza, Inc.	2,191	942,437
DoorDash, Inc. Class A (a)	800	114,184
DraftKings, Inc. Class A (a)	445	17,444
Expedia Group, Inc. (a)	1,414	209,300
Hilton Worldwide Holdings, Inc.	669	154,205
Hyatt Hotels Corp. Class A	219	33,332
Las Vegas Sands Corp.	2,234	112,460
Marriott International, Inc. Class A	1,007	250,340
McDonald's Corp.	24,382	7,424,563
MGM Resorts International (a)	3,610	141,115
Royal Caribbean Cruises Ltd.	725	128,586
Starbucks Corp.	8,741	852,160
Wynn Resorts Ltd.	438	41,995
Yum! Brands, Inc.	19,592	2,737,198
		17,302,338
HOUSEHOLD DURABLES — 0.7%
DR Horton, Inc.	16,354	3,119,853
Garmin Ltd.	14,006	2,465,476
Lennar Corp. Class A	5,277	989,332
NVR, Inc. (a)	169	1,658,194
PulteGroup, Inc.	11,841	1,699,539
		9,932,394
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	18,641	1,952,085
Clorox Co.	1,018	165,842
Colgate-Palmolive Co.	25,101	2,605,735
Kimberly-Clark Corp.	10,384	1,477,436
Procter & Gamble Co.	50,031	8,665,369
		14,866,467
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	13,217	265,133
Vistra Corp.	2,188	259,366
		524,499
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	30,368	4,151,306
General Electric Co.	8,763	1,652,526
Honeywell International, Inc.	32,748	6,769,339
		12,573,171
INDUSTRIAL REITs — 0.1%
Prologis, Inc. REIT	9,722	1,227,694
INSURANCE — 5.4%
Aflac, Inc.	27,585	3,084,003
Allstate Corp.	4,596	871,631

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
American Financial Group, Inc.	15,581	$2,097,203
American International Group, Inc.	22,425	1,642,183
Aon PLC Class A	7,863	2,720,519
Arch Capital Group Ltd. (a)	52,640	5,889,363
Arthur J Gallagher & Co.	22,098	6,217,714
Assurant, Inc.	8,130	1,616,732
Brown & Brown, Inc.	1,865	193,214
Chubb Ltd.	32,135	9,267,413
Cincinnati Financial Corp.	3,224	438,851
Erie Indemnity Co. Class A	5,864	3,165,504
Everest Group Ltd.	6,726	2,635,449
Fidelity National Financial, Inc.	4,918	305,211
Hartford Financial Services Group, Inc.	10,869	1,278,303
Loews Corp.	21,212	1,676,809
Markel Group, Inc. (a)	1,223	1,918,373
Marsh & McLennan Cos., Inc.	44,008	9,817,745
MetLife, Inc.	15,012	1,238,190
Principal Financial Group, Inc.	5,627	483,359
Progressive Corp.	36,121	9,166,065
Prudential Financial, Inc.	9,410	1,139,551
Travelers Cos., Inc.	25,741	6,026,483
W.R. Berkley Corp.	28,874	1,638,022
Willis Towers Watson PLC	7,142	2,103,533
		76,631,423
INTERACTIVE MEDIA & SERVICES — 4.7%
Alphabet, Inc. Class A	99,362	16,479,188
Alphabet, Inc. Class C	91,488	15,295,879
Match Group, Inc. (a)	2,725	103,114
Meta Platforms, Inc. Class A	59,534	34,079,643
Pinterest, Inc. Class A (a)	1,779	57,586
Snap, Inc. Class A (a)	2,946	31,522
		66,046,932
IT SERVICES — 3.2%
Accenture PLC Class A	47,416	16,760,608
Akamai Technologies, Inc. (a)	23,564	2,378,786
Cloudflare, Inc. Class A (a)	104	8,412
Cognizant Technology Solutions Corp. Class A	72,443	5,591,151
EPAM Systems, Inc. (a)	2,546	506,730
Gartner, Inc. (a)	3,505	1,776,194
GoDaddy, Inc. Class A (a)	26,181	4,104,657
International Business Machines Corp.	46,834	10,354,061
MongoDB, Inc. (a)	55	14,869
Okta, Inc. (a)	896	66,609
Snowflake, Inc. Class A (a)	386	44,336
Twilio, Inc. Class A (a)	1,904	124,179
VeriSign, Inc. (a)	17,490	3,322,400
		45,052,992
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	12,147	1,803,586
Avantor, Inc. (a)	7,529	194,775
Security Description	Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	290	$97,028
Bio-Techne Corp.	918	73,376
Charles River Laboratories International, Inc. (a)	682	134,333
Danaher Corp.	5,265	1,463,775
Illumina, Inc. (a)	860	112,153
IQVIA Holdings, Inc. (a)	1,512	358,299
Mettler-Toledo International, Inc. (a)	77	115,477
Revvity, Inc.	1,945	248,474
Thermo Fisher Scientific, Inc.	2,896	1,791,379
Waters Corp. (a)	2,642	950,829
West Pharmaceutical Services, Inc.	2,923	877,368
		8,220,852
MACHINERY — 1.6%
Caterpillar, Inc.	23,385	9,146,341
CNH Industrial NV	33,297	369,597
Cummins, Inc.	6,649	2,152,880
Deere & Co.	3,731	1,557,058
Dover Corp.	1,270	243,510
Fortive Corp.	3,461	273,177
Graco, Inc.	7,495	655,887
IDEX Corp.	2,978	638,781
Illinois Tool Works, Inc.	14,402	3,774,332
Ingersoll Rand, Inc.	2,519	247,265
Nordson Corp.	397	104,264
Otis Worldwide Corp.	5,670	589,340
PACCAR, Inc.	7,051	695,793
Parker-Hannifin Corp.	803	507,352
Pentair PLC	1,538	150,401
Snap-on, Inc.	2,545	737,312
Stanley Black & Decker, Inc.	3,711	408,692
Toro Co.	4,636	402,080
Westinghouse Air Brake Technologies Corp.	1,603	291,377
Xylem, Inc.	1,606	216,858
		23,162,297
MEDIA — 0.7%
Charter Communications, Inc. Class A (a)	3,279	1,062,658
Comcast Corp. Class A	140,136	5,853,481
Fox Corp. Class A	7,202	304,861
Fox Corp. Class B	3,685	142,978
Interpublic Group of Cos., Inc.	7,619	240,989
News Corp. Class A	5,794	154,294
Omnicom Group, Inc.	9,989	1,032,763
Paramount Global Class B	36,403	386,600
Trade Desk, Inc. Class A (a)	614	67,325
		9,245,949
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	13,884	693,089
Newmont Corp.	64,285	3,436,033
Nucor Corp.	7,008	1,053,583

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Reliance, Inc.	1,203	$347,920
Steel Dynamics, Inc.	4,188	528,023
		6,058,648
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (b)
Annaly Capital Management, Inc. REIT	8,125	163,069
MULTI-UTILITIES — 1.3%
Ameren Corp.	17,266	1,510,084
CenterPoint Energy, Inc.	9,956	292,906
CMS Energy Corp.	18,152	1,282,076
Consolidated Edison, Inc.	61,762	6,431,277
Dominion Energy, Inc.	33,636	1,943,824
DTE Energy Co.	11,322	1,453,858
NiSource, Inc.	7,389	256,029
Public Service Enterprise Group, Inc.	6,308	562,737
Sempra	9,788	818,570
WEC Energy Group, Inc.	41,974	4,037,059
		18,588,420
OFFICE REITs — 0.0% (b)
Alexandria Real Estate Equities, Inc. REIT	2,472	293,550
BXP, Inc. REIT	2,651	213,299
		506,849
OIL, GAS & CONSUMABLE FUELS — 3.2%
APA Corp.	29,614	724,359
Cheniere Energy, Inc.	3,637	654,078
Chesapeake Energy Corp.	8,456	695,506
Chevron Corp.	48,419	7,130,666
Chord Energy Corp.	1,572	204,722
ConocoPhillips	21,387	2,251,623
Coterra Energy, Inc.	18,952	453,900
Devon Energy Corp.	15,812	618,566
Diamondback Energy, Inc.	17,801	3,068,892
EOG Resources, Inc.	16,373	2,012,733
EQT Corp.	9,210	337,454
Exxon Mobil Corp.	97,211	11,395,073
Hess Corp.	2,190	297,402
HF Sinclair Corp.	7,955	354,554
Kinder Morgan, Inc.	34,876	770,411
Marathon Oil Corp.	18,093	481,817
Marathon Petroleum Corp.	29,136	4,746,546
Occidental Petroleum Corp.	28,165	1,451,624
ONEOK, Inc.	6,925	631,075
Ovintiv, Inc.	9,920	380,035
Phillips 66 Co.	15,779	2,074,150
Targa Resources Corp.	2,046	302,829
Texas Pacific Land Corp.	910	805,113
Valero Energy Corp.	14,866	2,007,356
Williams Cos., Inc.	37,030	1,690,420
		45,540,904
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	2,283	227,592
Security Description	Shares	Value
Kenvue, Inc.	24,823	$574,156
		801,748
PHARMACEUTICALS — 5.6%
Bristol-Myers Squibb Co.	87,521	4,528,336
Catalent, Inc. (a)	2,191	132,709
Eli Lilly & Co.	36,726	32,537,032
Johnson & Johnson	152,063	24,643,330
Merck & Co., Inc.	67,955	7,716,970
Pfizer, Inc.	187,574	5,428,392
Royalty Pharma PLC Class A	5,054	142,978
Viatris, Inc.	56,676	658,008
Zoetis, Inc.	19,990	3,905,646
		79,693,401
PROFESSIONAL SERVICES — 1.2%
Amentum Holdings, Inc. (a)	1,969	63,500
Automatic Data Processing, Inc.	25,690	7,109,194
Booz Allen Hamilton Holding Corp.	18,844	3,067,050
Broadridge Financial Solutions, Inc.	1,769	380,388
Dayforce, Inc. (a) (c)	617	37,791
Equifax, Inc.	790	232,149
Jacobs Solutions, Inc.	1,969	257,742
Leidos Holdings, Inc.	1,511	246,293
Paychex, Inc.	16,389	2,199,240
Paycom Software, Inc.	2,261	376,615
SS&C Technologies Holdings, Inc.	3,023	224,337
TransUnion	1,560	163,332
Verisk Analytics, Inc.	7,620	2,041,855
		16,399,486
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	5,219	649,661
CoStar Group, Inc. (a)	1,710	129,003
Zillow Group, Inc. Class C (a)	1,393	88,943
		867,607
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	3,241	124,422
AvalonBay Communities, Inc. REIT	1,269	285,842
Camden Property Trust REIT	1,141	140,948
Equity LifeStyle Properties, Inc. REIT	837	59,712
Equity Residential REIT	3,815	284,065
Essex Property Trust, Inc. REIT	532	157,163
Invitation Homes, Inc. REIT	5,531	195,023
Mid-America Apartment Communities, Inc. REIT	1,208	191,951
Sun Communities, Inc. REIT	1,342	181,371
UDR, Inc. REIT	2,694	122,146
		1,742,643
RETAIL REITs — 0.1%
Kimco Realty Corp. REIT	11,108	257,928
Realty Income Corp. REIT	10,456	663,119

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Regency Centers Corp. REIT	2,216	$160,062
Simon Property Group, Inc. REIT	2,421	409,197
		1,490,306
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.0%
Advanced Micro Devices, Inc. (a)	6,493	1,065,371
Analog Devices, Inc.	9,412	2,166,360
Applied Materials, Inc.	40,570	8,197,168
Broadcom, Inc.	50,227	8,664,157
Enphase Energy, Inc. (a)	5,754	650,317
Entegris, Inc.	839	94,413
First Solar, Inc. (a)	2,125	530,060
Intel Corp.	102,994	2,416,239
KLA Corp.	6,775	5,246,628
Lam Research Corp.	6,146	5,015,628
Marvell Technology, Inc.	3,257	234,895
Microchip Technology, Inc.	21,893	1,757,789
Micron Technology, Inc.	9,970	1,033,989
Monolithic Power Systems, Inc.	1,849	1,709,401
NVIDIA Corp.	276,697	33,602,084
NXP Semiconductors NV	1,780	427,218
ON Semiconductor Corp. (a)	4,956	359,855
Qorvo, Inc. (a)	1,627	168,069
QUALCOMM, Inc.	48,495	8,246,575
Skyworks Solutions, Inc.	8,003	790,456
Teradyne, Inc.	6,164	825,545
Texas Instruments, Inc.	74,785	15,448,337
		98,650,554
SOFTWARE — 6.8%
Adobe, Inc. (a)	20,185	10,451,389
ANSYS, Inc. (a)	406	129,364
AppLovin Corp. Class A (a)	751	98,043
Aspen Technology, Inc. (a)	4,858	1,160,188
Atlassian Corp. Class A (a)	27	4,288
Autodesk, Inc. (a)	7,418	2,043,511
Bentley Systems, Inc. Class B	553	28,098
Cadence Design Systems, Inc. (a)	14,150	3,835,075
Crowdstrike Holdings, Inc. Class A (a)	2,703	758,110
Datadog, Inc. Class A (a)	223	25,658
DocuSign, Inc. (a)	532	33,032
Dynatrace, Inc. (a)	721	38,552
Fair Isaac Corp. (a)	1,285	2,497,423
Fortinet, Inc. (a)	1,888	146,414
Gen Digital, Inc.	63,259	1,735,194
HubSpot, Inc. (a)	1,743	926,579
Intuit, Inc.	792	491,832
Manhattan Associates, Inc. (a)	3,452	971,324
Microsoft Corp.	92,627	39,857,398
MicroStrategy, Inc. Class A (a) (c)	170	28,662
Oracle Corp.	41,482	7,068,533
Palantir Technologies, Inc. Class A (a)	1,755	65,286
Palo Alto Networks, Inc. (a)	11,621	3,972,058
PTC, Inc. (a)	13,474	2,434,213
Security Description	Shares	Value
Roper Technologies, Inc.	12,032	$6,695,086
Salesforce, Inc.	5,202	1,423,839
Samsara, Inc. Class A (a)	104	5,005
ServiceNow, Inc. (a)	3,807	3,404,943
Synopsys, Inc. (a)	7,537	3,816,661
Tyler Technologies, Inc. (a)	145	84,639
Workday, Inc. Class A (a)	8,479	2,072,352
Zoom Video Communications, Inc. Class A (a)	2,585	180,278
Zscaler, Inc. (a)	29	4,957
		96,487,984
SPECIALIZED REITs — 0.4%
American Tower Corp. REIT	2,649	616,051
Crown Castle, Inc. REIT	3,457	410,104
Digital Realty Trust, Inc. REIT	2,940	475,780
Equinix, Inc. REIT	373	331,086
Extra Space Storage, Inc. REIT	2,029	365,606
Gaming & Leisure Properties, Inc. REIT	2,914	149,925
Iron Mountain, Inc. REIT	1,401	166,481
Public Storage REIT	6,047	2,200,322
SBA Communications Corp. REIT	506	121,794
VICI Properties, Inc. REIT	16,431	547,317
Weyerhaeuser Co. REIT	13,120	444,243
		5,828,709
SPECIALTY RETAIL — 2.1%
AutoZone, Inc. (a)	1,647	5,188,116
Bath & Body Works, Inc.	3,044	97,164
Best Buy Co., Inc.	14,430	1,490,619
Burlington Stores, Inc. (a)	708	186,544
CarMax, Inc. (a)	5,135	397,346
Dick's Sporting Goods, Inc.	1,025	213,918
Home Depot, Inc.	12,194	4,941,009
Lowe's Cos., Inc.	6,669	1,806,299
O'Reilly Automotive, Inc. (a)	3,045	3,506,622
Ross Stores, Inc.	2,930	440,994
TJX Cos., Inc.	66,427	7,807,830
Tractor Supply Co.	4,551	1,324,022
Ulta Beauty, Inc. (a)	3,131	1,218,335
Williams-Sonoma, Inc.	6,273	971,813
		29,590,631
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%
Apple, Inc.	205,135	47,796,455
Dell Technologies, Inc. Class C	6,463	766,124
Hewlett Packard Enterprise Co.	42,938	878,512
HP, Inc.	27,215	976,202
NetApp, Inc.	19,107	2,359,906
Pure Storage, Inc. Class A (a)	572	28,737
Seagate Technology Holdings PLC	9,697	1,062,112
Super Micro Computer, Inc. (a)	1,975	822,390
Western Digital Corp. (a)	4,022	274,662
		54,965,100

See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Deckers Outdoor Corp. (a)	7,062	$1,126,036
Lululemon Athletica, Inc. (a)	5,442	1,476,686
NIKE, Inc. Class B	52,797	4,667,255
		7,269,977
TOBACCO — 0.2%
Altria Group, Inc.	16,621	848,336
Philip Morris International, Inc.	12,585	1,527,819
		2,376,155
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	26,897	1,920,984
Ferguson Enterprises, Inc.	9,915	1,968,821
United Rentals, Inc.	688	557,094
Watsco, Inc.	1,528	751,593
WW Grainger, Inc.	2,370	2,461,980
		7,660,472
WATER UTILITIES — 0.0% (b)
American Water Works Co., Inc.	1,841	269,228
Essential Utilities, Inc.	3,772	145,486
		414,714
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
T-Mobile U.S., Inc.	47,166	9,733,176
TOTAL COMMON STOCKS (Cost $1,084,768,185)		1,410,255,110
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (e) (f)	4,895,626	4,895,626
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (g)	179,641	$179,641
TOTAL SHORT-TERM INVESTMENTS (Cost $5,075,267)		5,075,267
TOTAL INVESTMENTS — 100.0% (Cost $1,089,843,452)		1,415,330,377
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		294,626
NET ASSETS — 100.0%		$1,415,625,003
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	12	12/20/2024	$3,404,449	$3,488,550	$84,101
See accompanying notes to Schedule of Investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,410,255,073	$37	$—	$1,410,255,110
Short-Term Investments	5,075,267	—	—	5,075,267
TOTAL INVESTMENTS	$1,415,330,340	$37	$—	$1,415,330,377
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$84,101	$—	$—	$84,101
TOTAL OTHER FINANCIAL INSTRUMENTS:	$84,101	$—	$—	$84,101

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	8,430	$623,820	$17,248	$3,109	$460	$122,423	8,600	$760,842	$5,817
State Street Institutional Liquid Reserves Fund, Premier Class	3,743,694	3,744,817	3,751,802	7,496,619	274	(274)	—	—	49,893
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,998,795	103,169	—	—	4,895,626	4,895,626	10,609
State Street Navigator Securities Lending Portfolio II	74,421	74,421	4,084,081	3,978,861	—	—	179,641	179,641	139
Total		$4,443,058	$12,851,926	$11,581,758	$734	$122,149		$5,836,109	$66,458
See accompanying notes to Schedule of Investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 2.4%
Tesla, Inc. (a)	77,091	$20,169,318
BROADLINE RETAIL — 11.3%
Alibaba Group Holding Ltd. ADR	262,640	27,871,357
Amazon.com, Inc. (a)	127,301	23,719,996
MercadoLibre, Inc. (a)	11,900	24,418,324
PDD Holdings, Inc. ADR (a)	135,272	18,236,018
		94,245,695
COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.	388,535	20,677,833
ENTERTAINMENT — 3.5%
Netflix, Inc. (a)	41,401	29,364,487
GROUND TRANSPORTATION — 2.8%
Uber Technologies, Inc. (a)	304,523	22,887,949
HOTELS, RESTAURANTS & LEISURE — 4.9%
Airbnb, Inc. Class A (a)	133,557	16,936,363
Booking Holdings, Inc.	5,727	24,122,811
		41,059,174
INTERACTIVE MEDIA & SERVICES — 6.6%
Alphabet, Inc. Class A	139,042	23,060,116
Meta Platforms, Inc. Class A	56,424	32,299,354
		55,359,470
IT SERVICES — 6.9%
International Business Machines Corp.	115,918	25,627,151
Shopify, Inc. Class A (a) (b)	259,186	20,771,166
Snowflake, Inc. Class A (a)	98,589	11,323,933
		57,722,250
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 38.0%
Advanced Micro Devices, Inc. (a)	145,737	23,912,527
Analog Devices, Inc.	101,468	23,354,890
Applied Materials, Inc.	127,051	25,670,655
ASML Holding NV NY Reg Shrs	26,970	22,472,752
Broadcom, Inc.	198,860	34,303,350
Intel Corp.	440,171	10,326,412
Lam Research Corp.	26,711	21,798,313
Micron Technology, Inc.	250,443	25,973,443
NVIDIA Corp.	395,221	47,995,638
QUALCOMM, Inc.	141,291	24,026,535
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	187,011	32,478,200
Security Description	Shares	Value
Texas Instruments, Inc.	119,651	$24,716,307
		317,029,022
SOFTWARE — 18.3%
Adobe, Inc. (a)	30,800	15,947,623
Intuit, Inc.	32,747	20,335,887
Microsoft Corp.	50,173	21,589,442
Oracle Corp.	165,156	28,142,582
Palo Alto Networks, Inc. (a)	62,928	21,508,790
Salesforce, Inc.	74,950	20,514,565
ServiceNow, Inc. (a)	26,873	24,034,943
		152,073,832
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.7%
Apple, Inc.	95,946	22,355,418
TOTAL COMMON STOCKS (Cost $587,749,613)		832,944,448
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	660,591	660,591
State Street Navigator Securities Lending Portfolio II (e) (f)	6,704,532	6,704,532
TOTAL SHORT-TERM INVESTMENTS (Cost $7,365,123)		7,365,123
TOTAL INVESTMENTS — 100.8% (Cost $595,114,736)		840,309,571
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(6,717,538)
NET ASSETS — 100.0%		$833,592,033
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$832,944,448	$—	$—	$832,944,448
Short-Term Investments	7,365,123	—	—	7,365,123
TOTAL INVESTMENTS	$840,309,571	$—	$—	$840,309,571

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	373,921	$374,033	$1,397,920	$1,771,953	$21	$(21)	—	$—	$9,549
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,694,671	1,034,080	—	—	660,591	660,591	2,784
State Street Navigator Securities Lending Portfolio II	—	—	48,765,379	42,060,847	—	—	6,704,532	6,704,532	1,952
Total		$374,033	$51,857,970	$44,866,880	$21	$(21)		$7,365,123	$14,285
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
BWX Technologies, Inc.	355,913	$38,687,743
Curtiss-Wright Corp.	149,103	49,008,665
Hexcel Corp.	319,063	19,727,665
Woodward, Inc.	232,297	39,841,259
		147,265,332
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a)	464,962	24,210,571
AIRLINES — 0.3%
American Airlines Group, Inc. (a)	2,556,106	28,730,631
AUTO COMPONENTS — 0.9%
Autoliv, Inc.	284,571	26,570,394
Gentex Corp.	896,051	26,603,754
Goodyear Tire & Rubber Co. (a)	1,112,396	9,844,705
Lear Corp.	219,559	23,964,865
Visteon Corp. (a)	107,771	10,264,110
		97,247,828
AUTOMOBILES — 0.4%
Harley-Davidson, Inc. (b)	462,455	17,818,391
Thor Industries, Inc. (b)	206,983	22,745,362
		40,563,753
BANKS — 5.7%
Associated Banc-Corp.	579,621	12,485,036
Bank OZK	411,855	17,705,646
Cadence Bank	712,081	22,679,780
Columbia Banking System, Inc.	817,692	21,349,938
Commerce Bancshares, Inc.	456,582	27,120,968
Cullen/Frost Bankers, Inc. (b)	249,192	27,874,617
East West Bancorp, Inc.	539,654	44,650,972
First Financial Bankshares, Inc.	501,864	18,573,987
First Horizon Corp.	2,086,089	32,396,962
FNB Corp.	1,403,589	19,804,641
Glacier Bancorp, Inc. (b)	442,610	20,227,277
Hancock Whitney Corp.	336,976	17,243,062
Home BancShares, Inc.	724,869	19,636,701
International Bancshares Corp.	208,708	12,478,651
New York Community Bancorp, Inc. (b)	1,163,421	13,065,218
Old National Bancorp	1,244,985	23,231,420
Pinnacle Financial Partners, Inc.	297,807	29,176,152
Prosperity Bancshares, Inc.	370,721	26,717,862
SouthState Corp.	296,632	28,826,698
Synovus Financial Corp.	560,307	24,916,852
Texas Capital Bancshares, Inc. (a)	180,283	12,883,023
UMB Financial Corp. (b)	173,197	18,204,737
United Bankshares, Inc.	526,515	19,533,707
Valley National Bancorp	1,669,609	15,126,658
Webster Financial Corp.	667,239	31,100,010
Western Alliance Bancorp	424,701	36,732,389
Wintrust Financial Corp.	259,365	28,148,883
Security Description	Shares	Value
Zions Bancorp NA	574,836	$27,143,756
		649,035,603
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	34,355	9,933,405
Celsius Holdings, Inc. (a) (b)	609,567	19,116,021
Coca-Cola Consolidated, Inc.	22,929	30,183,735
		59,233,161
BIOTECHNOLOGY — 2.8%
Arrowhead Pharmaceuticals, Inc. (a)	485,219	9,398,692
BioMarin Pharmaceutical, Inc. (a)	741,284	52,104,852
Cytokinetics, Inc. (a)	457,917	24,178,018
Exelixis, Inc. (a)	1,110,287	28,811,948
Halozyme Therapeutics, Inc. (a)	493,085	28,224,185
Neurocrine Biosciences, Inc. (a)	393,175	45,301,623
Roivant Sciences Ltd. (a) (b)	1,703,083	19,653,578
Sarepta Therapeutics, Inc. (a)	371,311	46,373,031
United Therapeutics Corp. (a)	173,232	62,077,687
		316,123,614
BROADLINE RETAIL — 0.4%
Macy's, Inc.	1,078,892	16,927,815
Nordstrom, Inc.	376,841	8,475,154
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	238,918	23,222,830
		48,625,799
BUILDING PRODUCTS — 3.7%
AAON, Inc. (b)	261,691	28,220,758
Advanced Drainage Systems, Inc.	274,665	43,166,352
Carlisle Cos., Inc.	179,583	80,767,454
Fortune Brands Innovations, Inc.	483,244	43,264,835
Lennox International, Inc.	124,882	75,464,944
Owens Corning	338,523	59,756,080
Simpson Manufacturing Co., Inc.	164,131	31,393,336
Trex Co., Inc. (a)	423,110	28,170,664
UFP Industries, Inc.	237,140	31,115,139
		421,319,562
CAPITAL MARKETS — 3.3%
Affiliated Managers Group, Inc.	116,016	20,627,645
Carlyle Group, Inc.	818,529	35,245,859
Evercore, Inc. Class A	138,781	35,158,778
Federated Hermes, Inc.	307,191	11,295,413
Hamilton Lane, Inc. Class A (b)	157,746	26,562,849
Houlihan Lokey, Inc.	206,802	32,678,852
Interactive Brokers Group, Inc. Class A	423,730	59,051,013
Janus Henderson Group PLC	497,352	18,934,191
Jefferies Financial Group, Inc.	632,001	38,899,661
Morningstar, Inc.	105,050	33,523,556
SEI Investments Co.	384,201	26,582,867
Stifel Financial Corp.	399,064	37,472,110
		376,032,794

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 2.2%
Arcadium Lithium PLC (a) (b)	4,197,627	$11,963,237
Ashland, Inc.	190,615	16,577,787
Avient Corp.	356,461	17,937,118
Axalta Coating Systems Ltd. (a)	853,644	30,893,376
Cabot Corp.	213,370	23,848,365
Chemours Co.	582,642	11,839,285
NewMarket Corp.	29,955	16,531,865
Olin Corp.	457,299	21,941,206
RPM International, Inc.	501,518	60,683,678
Scotts Miracle-Gro Co.	165,709	14,366,970
Westlake Corp.	130,512	19,614,648
		246,197,535
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Brink's Co.	172,351	19,930,670
Clean Harbors, Inc. (a)	197,585	47,758,270
MSA Safety, Inc.	153,215	27,171,148
RB Global, Inc.	717,456	57,748,033
Stericycle, Inc. (a)	362,321	22,101,581
Tetra Tech, Inc.	1,041,448	49,114,688
		223,824,390
COMMUNICATIONS EQUIPMENT — 0.4%
Ciena Corp. (a)	559,440	34,455,910
Lumentum Holdings, Inc. (a) (b)	265,048	16,798,742
		51,254,652
CONSTRUCTION & ENGINEERING — 2.6%
AECOM	521,967	53,903,532
Comfort Systems USA, Inc.	138,419	54,031,857
EMCOR Group, Inc.	181,719	78,235,481
Fluor Corp. (a)	666,747	31,810,499
MasTec, Inc. (a)	239,582	29,492,544
MDU Resources Group, Inc.	795,798	21,812,823
Valmont Industries, Inc.	78,461	22,749,767
		292,036,503
CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc. (b)	130,901	37,653,673
Knife River Corp. (a)	220,918	19,747,860
		57,401,533
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	1,067,489	37,991,933
FirstCash Holdings, Inc.	151,956	17,444,549
SLM Corp.	848,891	19,414,137
		74,850,619
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.2%
BJ's Wholesale Club Holdings, Inc. (a)	516,704	42,617,746
Casey's General Stores, Inc.	144,485	54,284,460
Performance Food Group Co. (a)	606,741	47,550,292
Sprouts Farmers Market, Inc. (a)	389,830	43,041,130
U.S. Foods Holding Corp. (a)	952,278	58,565,097
		246,058,725
Security Description	Shares	Value
CONTAINERS & PACKAGING — 1.7%
AptarGroup, Inc.	258,446	$41,400,465
Berry Global Group, Inc.	446,083	30,324,722
Crown Holdings, Inc.	464,101	44,498,004
Graphic Packaging Holding Co.	1,168,264	34,568,932
Greif, Inc. Class A	100,190	6,277,905
Silgan Holdings, Inc.	316,737	16,628,692
Sonoco Products Co.	383,609	20,956,560
		194,655,280
DIVERSIFIED CONSUMER SERVICES — 1.3%
Duolingo, Inc. (a)	145,739	41,101,313
Graham Holdings Co. Class B	13,403	11,013,513
Grand Canyon Education, Inc. (a)	113,370	16,081,535
H&R Block, Inc.	543,453	34,536,438
Service Corp. International (b)	566,939	44,748,495
		147,481,294
DIVERSIFIED REITs — 0.5%
WP Carey, Inc. REIT	852,080	53,084,584
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Frontier Communications Parent, Inc. (a)	861,083	30,594,279
Iridium Communications, Inc.	462,019	14,068,479
		44,662,758
ELECTRIC UTILITIES — 0.9%
ALLETE, Inc.	225,448	14,471,507
IDACORP, Inc.	207,203	21,360,557
OGE Energy Corp.	781,925	32,074,564
Portland General Electric Co.	402,296	19,269,978
TXNM Energy, Inc.	353,067	15,453,743
		102,630,349
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	119,712	32,967,488
EnerSys	157,125	16,034,606
NEXTracker, Inc. Class A (a) (b)	559,876	20,984,152
nVent Electric PLC	647,096	45,464,965
Regal Rexnord Corp.	259,122	42,983,157
Sensata Technologies Holding PLC	589,224	21,129,573
		179,563,941
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
Arrow Electronics, Inc. (a)	206,079	27,373,474
Avnet, Inc.	343,896	18,676,992
Belden, Inc.	159,282	18,656,701
Cognex Corp.	667,491	27,033,385
Coherent Corp. (a)	596,909	53,071,179
Crane NXT Co. (b)	190,990	10,714,539
Fabrinet (a)	140,678	33,261,906
IPG Photonics Corp. (a)	107,036	7,954,916
Littelfuse, Inc.	96,722	25,655,510
Novanta, Inc. (a)	139,778	25,009,080
TD SYNNEX Corp.	296,068	35,551,845

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Vishay Intertechnology, Inc.	442,815	$8,373,632
Vontier Corp.	599,959	20,242,617
		311,575,776
ENERGY EQUIPMENT & SERVICES — 0.8%
ChampionX Corp.	743,552	22,418,093
NOV, Inc.	1,532,236	24,469,809
Valaris Ltd. (a) (b)	260,066	14,498,679
Weatherford International PLC	285,528	24,247,038
		85,633,619
ENTERTAINMENT — 0.4%
TKO Group Holdings, Inc. (a)	258,675	32,000,684
Warner Music Group Corp. Class A (b)	552,745	17,300,919
		49,301,603
FINANCIAL SERVICES — 1.8%
Equitable Holdings, Inc.	1,245,083	52,330,839
Essent Group Ltd.	413,483	26,582,822
Euronet Worldwide, Inc. (a)	164,805	16,353,600
MGIC Investment Corp.	1,008,898	25,827,789
Voya Financial, Inc.	382,717	30,318,841
Western Union Co.	1,318,437	15,728,953
WEX, Inc. (a)	159,963	33,549,040
		200,691,884
FOOD PRODUCTS — 1.0%
Darling Ingredients, Inc. (a)	620,696	23,065,063
Flowers Foods, Inc.	763,664	17,617,729
Ingredion, Inc.	253,287	34,809,232
Lancaster Colony Corp.	75,208	13,279,477
Pilgrim's Pride Corp. (a) (b)	157,355	7,246,198
Post Holdings, Inc. (a)	184,747	21,384,465
		117,402,164
GAS UTILITIES — 1.0%
National Fuel Gas Co. (b)	355,546	21,549,643
New Jersey Resources Corp.	387,101	18,271,167
ONE Gas, Inc. (b)	221,071	16,452,104
Southwest Gas Holdings, Inc.	235,036	17,336,255
Spire, Inc.	225,393	15,166,695
UGI Corp. (b)	833,593	20,856,497
		109,632,361
GROUND TRANSPORTATION — 1.6%
Avis Budget Group, Inc. (b)	66,765	5,847,946
Knight-Swift Transportation Holdings, Inc.	630,077	33,992,654
Landstar System, Inc.	137,963	26,057,072
Ryder System, Inc.	168,493	24,566,279
Saia, Inc. (a) (b)	103,568	45,286,144
XPO, Inc. (a)	453,194	48,722,887
		184,472,982
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Dentsply Sirona, Inc.	791,264	21,411,604
Enovis Corp. (a)	218,037	9,386,493
Envista Holdings Corp. (a)	671,213	13,263,169
Security Description	Shares	Value
Globus Medical, Inc. Class A (a)	439,759	$31,460,359
Haemonetics Corp. (a) (b)	199,797	16,059,683
Lantheus Holdings, Inc. (a) (b)	270,249	29,659,828
LivaNova PLC (a)	211,940	11,135,327
Masimo Corp. (a) (b)	171,882	22,917,027
Neogen Corp. (a) (b)	769,728	12,939,128
Penumbra, Inc. (a) (b)	151,247	29,388,804
		197,621,422
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Acadia Healthcare Co., Inc. (a)	362,442	22,982,447
Amedisys, Inc. (a)	127,370	12,292,479
Chemed Corp.	58,553	35,188,596
Encompass Health Corp.	391,740	37,857,754
Ensign Group, Inc.	218,800	31,467,816
HealthEquity, Inc. (a)	338,658	27,719,157
Option Care Health, Inc. (a)	667,547	20,894,221
R1 RCM, Inc. (a)	609,626	8,638,400
Tenet Healthcare Corp. (a)	373,153	62,018,029
		259,058,899
HEALTH CARE REITs — 0.7%
Healthcare Realty Trust, Inc. REIT	1,412,901	25,644,153
Omega Healthcare Investors, Inc. REIT	1,003,815	40,855,270
Sabra Health Care REIT, Inc.	914,447	17,017,859
		83,517,282
HEALTH CARE TECHNOLOGY — 0.2%
Doximity, Inc. Class A (a) (b)	486,716	21,206,216
HOTEL & RESORT REITs — 0.1%
Park Hotels & Resorts, Inc. REIT	815,516	11,498,776
HOTELS, RESTAURANTS & LEISURE — 3.3%
Aramark	1,025,616	39,722,108
Boyd Gaming Corp.	268,425	17,353,676
Choice Hotels International, Inc. (b)	88,402	11,518,781
Churchill Downs, Inc.	285,839	38,648,291
Hilton Grand Vacations, Inc. (a) (b)	249,541	9,063,329
Hyatt Hotels Corp. Class A (b)	174,886	26,617,649
Light & Wonder, Inc. (a)	345,366	31,335,057
Marriott Vacations Worldwide Corp. (b)	125,878	9,249,515
Planet Fitness, Inc. Class A (a)	329,198	26,737,462
Texas Roadhouse, Inc.	259,578	45,841,475
Travel & Leisure Co.	272,308	12,547,953
Vail Resorts, Inc.	146,452	25,525,119
Wendy's Co.	662,482	11,606,685
Wingstop, Inc.	114,141	47,491,787
Wyndham Hotels & Resorts, Inc.	307,407	24,020,783
		377,279,670
HOUSEHOLD DURABLES — 2.0%
KB Home	281,325	24,106,739
Taylor Morrison Home Corp. (a)	405,713	28,505,395

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Tempur Sealy International, Inc.	675,966	$36,907,744
Toll Brothers, Inc.	399,719	61,752,588
TopBuild Corp. (a)	116,761	47,499,543
Whirlpool Corp. (b)	213,588	22,853,916
		221,625,925
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Ormat Technologies, Inc. (b)	210,074	16,163,094
INDUSTRIAL REITs — 1.2%
EastGroup Properties, Inc. REIT	189,397	35,383,148
First Industrial Realty Trust, Inc. REIT	515,104	28,835,522
Rexford Industrial Realty, Inc. REIT	852,858	42,907,286
STAG Industrial, Inc. REIT	708,839	27,708,516
		134,834,472
INSURANCE — 4.6%
American Financial Group, Inc.	280,886	37,807,256
Brighthouse Financial, Inc. (a)	237,110	10,677,063
CNO Financial Group, Inc.	412,822	14,490,052
Fidelity National Financial, Inc.	1,011,618	62,781,013
First American Financial Corp.	400,491	26,436,411
Hanover Insurance Group, Inc.	140,435	20,799,828
Kemper Corp.	236,362	14,477,173
Kinsale Capital Group, Inc.	86,093	40,082,318
Old Republic International Corp.	925,782	32,791,198
Primerica, Inc.	131,653	34,907,793
Reinsurance Group of America, Inc.	256,474	55,877,990
RenaissanceRe Holdings Ltd.	203,036	55,307,006
RLI Corp.	161,985	25,104,435
Ryan Specialty Holdings, Inc. (b)	398,165	26,434,174
Selective Insurance Group, Inc.	237,425	22,151,753
Unum Group	665,381	39,550,247
		519,675,710
INTERACTIVE MEDIA & SERVICES — 0.1%
ZoomInfo Technologies, Inc. (a)	1,121,904	11,578,049
IT SERVICES — 0.2%
Kyndryl Holdings, Inc. (a)	902,476	20,738,898
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp. (b)	258,442	21,662,609
Mattel, Inc. (a)	1,322,821	25,199,740
Polaris, Inc.	204,522	17,024,411
YETI Holdings, Inc. (a)	330,425	13,557,338
		77,444,098
LIFE SCIENCES TOOLS & SERVICES — 2.5%
Avantor, Inc. (a)	2,647,305	68,485,780
Azenta, Inc. (a) (b)	190,930	9,248,649
Bio-Rad Laboratories, Inc. Class A (a)	74,706	24,995,134
Bruker Corp.	430,219	29,710,924
Illumina, Inc. (a)	620,379	80,903,625
Medpace Holdings, Inc. (a)	98,990	33,042,862
Security Description	Shares	Value
Repligen Corp. (a)	202,784	$30,178,315
Sotera Health Co. (a) (b)	596,830	9,967,061
		286,532,350
MACHINERY — 4.6%
AGCO Corp. (b)	241,791	23,661,667
Chart Industries, Inc. (a) (b)	163,579	20,306,697
CNH Industrial NV	3,416,742	37,925,836
Crane Co.	189,281	29,959,397
Donaldson Co., Inc.	468,716	34,544,369
Esab Corp.	221,739	23,573,073
Flowserve Corp.	511,330	26,430,648
Graco, Inc.	657,739	57,558,740
ITT, Inc.	318,087	47,557,187
Lincoln Electric Holdings, Inc.	220,619	42,363,261
Middleby Corp. (a)	209,291	29,118,657
Oshkosh Corp.	253,282	25,381,389
RBC Bearings, Inc. (a) (b)	113,066	33,849,699
Terex Corp. (b)	261,097	13,814,642
Timken Co.	249,091	20,995,881
Toro Co.	404,418	35,075,173
Watts Water Technologies, Inc. Class A	106,910	22,150,683
		524,266,999
MARINE — 0.2%
Kirby Corp. (a)	225,379	27,593,151
MEDIA — 0.5%
New York Times Co. Class A	636,244	35,419,703
Nexstar Media Group, Inc. (b)	118,396	19,576,779
		54,996,482
METALS & MINING — 1.9%
Alcoa Corp.	1,005,760	38,802,221
Cleveland-Cliffs, Inc. (a)	1,821,440	23,259,789
Commercial Metals Co.	447,561	24,597,953
Reliance, Inc.	214,211	61,951,963
Royal Gold, Inc.	255,947	35,909,364
U.S. Steel Corp. (b)	870,844	30,766,918
		215,288,208
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.6%
Annaly Capital Management, Inc. REIT (b)	1,950,545	39,147,438
Starwood Property Trust, Inc. REIT (b)	1,235,642	25,182,384
		64,329,822
MULTI-UTILITIES — 0.3%
Black Hills Corp.	272,236	16,639,065
Northwestern Energy Group, Inc.	239,265	13,690,743
		30,329,808
OFFICE REITs — 0.6%
COPT Defense Properties REIT	438,787	13,308,410
Cousins Properties, Inc. REIT	593,839	17,506,374
Kilroy Realty Corp. REIT	412,323	15,956,900

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Vornado Realty Trust REIT	644,953	$25,411,148
		72,182,832
OIL, GAS & CONSUMABLE FUELS — 4.3%
Antero Midstream Corp.	1,314,994	19,790,660
Antero Resources Corp. (a) (b)	1,137,982	32,603,184
Chesapeake Energy Corp. (b)	435,572	35,825,797
Chord Energy Corp.	240,838	31,364,333
Civitas Resources, Inc.	353,145	17,893,857
CNX Resources Corp. (a) (b)	590,280	19,225,420
DT Midstream, Inc.	378,005	29,733,873
HF Sinclair Corp.	631,267	28,135,570
Matador Resources Co.	451,719	22,323,953
Murphy Oil Corp.	553,629	18,679,443
Ovintiv, Inc.	1,028,000	39,382,680
PBF Energy, Inc. Class A	388,663	12,029,120
Permian Resources Corp.	2,470,279	33,620,497
Range Resources Corp.	942,264	28,984,041
Southwestern Energy Co. (a)	4,304,945	30,608,159
Texas Pacific Land Corp. (b)	73,384	64,925,760
Viper Energy, Inc.	395,812	17,855,079
		482,981,426
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	243,455	26,161,674
PERSONAL CARE PRODUCTS — 0.6%
BellRing Brands, Inc. (a)	503,079	30,546,957
Coty, Inc. Class A (a) (b)	1,422,704	13,359,191
elf Beauty, Inc. (a) (b)	219,470	23,928,814
		67,834,962
PHARMACEUTICALS — 0.4%
Jazz Pharmaceuticals PLC (a)	240,360	26,778,508
Perrigo Co. PLC	532,466	13,966,583
		40,745,091
PROFESSIONAL SERVICES — 2.9%
ASGN, Inc. (a)	174,906	16,306,486
CACI International, Inc. Class A (a)	86,794	43,792,780
Concentrix Corp. (b)	183,619	9,410,474
ExlService Holdings, Inc. (a)	628,139	23,963,503
Exponent, Inc.	197,440	22,760,883
FTI Consulting, Inc. (a)	137,286	31,240,802
Genpact Ltd.	638,001	25,016,019
Insperity, Inc.	139,255	12,254,440
KBR, Inc.	517,967	33,735,191
ManpowerGroup, Inc.	185,223	13,617,595
Maximus, Inc.	234,870	21,880,489
Parsons Corp. (a) (b)	182,348	18,905,841
Paylocity Holding Corp. (a)	168,731	27,835,553
Science Applications International Corp.	199,421	27,773,363
		328,493,419
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	184,798	49,860,348
Security Description	Shares	Value
RESIDENTIAL REITs — 1.0%
American Homes 4 Rent Class A REIT	1,225,041	$47,029,324
Equity LifeStyle Properties, Inc. REIT	726,229	51,809,177
Independence Realty Trust, Inc. REIT (b)	877,204	17,982,682
		116,821,183
RETAIL REITs — 1.1%
Agree Realty Corp. REIT (b)	390,811	29,439,793
Brixmor Property Group, Inc. REIT	1,172,987	32,679,418
Kite Realty Group Trust REIT	854,732	22,701,682
NNN REIT, Inc.	714,968	34,668,798
		119,489,691
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Allegro MicroSystems, Inc. (a)	606,706	14,136,250
Amkor Technology, Inc.	442,415	13,537,899
Cirrus Logic, Inc. (a)	207,874	25,820,029
Lattice Semiconductor Corp. (a)	536,275	28,460,114
MACOM Technology Solutions Holdings, Inc. (a)	225,357	25,073,220
MKS Instruments, Inc.	261,890	28,470,062
Onto Innovation, Inc. (a)	192,281	39,909,844
Power Integrations, Inc.	221,882	14,227,074
Rambus, Inc. (a) (b)	420,287	17,744,517
Silicon Laboratories, Inc. (a)	125,970	14,558,353
Synaptics, Inc. (a)	154,120	11,956,630
Universal Display Corp.	171,760	36,052,424
		269,946,416
SOFTWARE — 2.7%
Altair Engineering, Inc. Class A (a) (b)	231,957	22,154,213
Appfolio, Inc. Class A (a) (b)	89,554	21,081,012
Aspen Technology, Inc. (a) (b)	103,393	24,692,316
Blackbaud, Inc. (a)	155,810	13,193,991
CommVault Systems, Inc. (a)	170,097	26,169,423
Dolby Laboratories, Inc. Class A	232,934	17,826,439
Dropbox, Inc. Class A (a)	926,019	23,548,663
Dynatrace, Inc. (a)	1,159,977	62,023,970
Manhattan Associates, Inc. (a)	238,550	67,123,199
Qualys, Inc. (a)	143,673	18,456,234
Teradata Corp. (a)	375,046	11,378,896
		307,648,356
SPECIALIZED REITs — 1.8%
CubeSmart REIT	876,797	47,197,983
EPR Properties REIT	295,571	14,494,802
Gaming & Leisure Properties, Inc. REIT (b)	1,068,409	54,969,643
Lamar Advertising Co. Class A REIT	342,180	45,715,248
National Storage Affiliates Trust REIT	272,752	13,146,646

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
PotlatchDeltic Corp. REIT	280,299	$12,627,470
Rayonier, Inc. REIT	523,382	16,842,433
		204,994,225
SPECIALTY RETAIL — 4.2%
Abercrombie & Fitch Co. Class A (a)	198,947	27,832,685
AutoNation, Inc. (a) (b)	101,889	18,229,980
Burlington Stores, Inc. (a)	245,823	64,769,444
Dick's Sporting Goods, Inc.	225,511	47,064,146
Five Below, Inc. (a)	214,924	18,988,535
Floor & Decor Holdings, Inc. Class A (a) (b)	417,295	51,815,520
GameStop Corp. Class A (a) (b)	1,509,813	34,620,012
Gap, Inc. (b)	861,197	18,989,394
Lithia Motors, Inc.	104,095	33,064,736
Murphy USA, Inc.	72,603	35,783,841
Penske Automotive Group, Inc. (b)	72,962	11,850,488
RH (a) (b)	58,265	19,485,564
Valvoline, Inc. (a)	503,033	21,051,931
Williams-Sonoma, Inc. (b)	500,902	77,599,738
		481,146,014
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Pure Storage, Inc. Class A (a)	1,203,089	60,443,191
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Capri Holdings Ltd. (a)	459,743	19,511,493
Carter's, Inc. (b)	141,006	9,162,570
Columbia Sportswear Co. (b)	128,035	10,651,232
Crocs, Inc. (a) (b)	231,146	33,472,252
PVH Corp.	217,398	21,920,240
Skechers USA, Inc. Class A (a)	515,976	34,529,114
Under Armour, Inc. Class A (a)	737,019	6,566,839
Under Armour, Inc. Class C (a) (b)	505,415	4,225,270
		140,039,010
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Applied Industrial Technologies, Inc.	149,301	33,313,532
Core & Main, Inc. Class A (a) (b)	750,998	33,344,311
Security Description	Shares	Value
GATX Corp.	138,967	$18,406,179
MSC Industrial Direct Co., Inc. Class A (b)	175,189	15,076,765
Watsco, Inc. (b)	135,455	66,627,606
WESCO International, Inc.	173,905	29,212,562
		195,980,955
WATER UTILITIES — 0.3%
Essential Utilities, Inc.	980,201	37,806,353
TOTAL COMMON STOCKS (Cost $9,435,326,271)		11,338,955,677
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	9,154,500	9,154,500
State Street Navigator Securities Lending Portfolio II (e) (f)	436,443,398	436,443,398
TOTAL SHORT-TERM INVESTMENTS (Cost $445,597,898)		445,597,898
TOTAL INVESTMENTS — 103.8% (Cost $9,880,924,169)		11,784,553,575
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(434,993,946)
NET ASSETS — 100.0%		$11,349,559,629
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,338,955,677	$—	$—	$11,338,955,677
Short-Term Investments	445,597,898	—	—	445,597,898
TOTAL INVESTMENTS	$11,784,553,575	$—	$—	$11,784,553,575
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$32,020,852	$32,020,852	$—	$—	—	$—	$68,923
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	49,072,029	39,917,529	—	—	9,154,500	9,154,500	33,046
State Street Navigator Securities Lending Portfolio II	380,676,390	380,676,390	1,406,704,269	1,350,937,261	—	—	436,443,398	436,443,398	297,076
Total		$380,676,390	$1,487,797,150	$1,422,875,642	$—	$—		$445,597,898	$399,045
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
Axon Enterprise, Inc. (a)	68,701	$27,452,920
Boeing Co. (a)	560,345	85,194,854
General Dynamics Corp.	246,782	74,577,520
Howmet Aerospace, Inc.	390,464	39,144,016
Huntington Ingalls Industries, Inc.	37,595	9,939,366
L3Harris Technologies, Inc.	181,414	43,152,948
Lockheed Martin Corp.	203,043	118,690,816
Northrop Grumman Corp.	131,642	69,516,191
RTX Corp.	1,272,657	154,195,122
Textron, Inc.	179,363	15,887,974
TransDigm Group, Inc.	53,712	76,654,007
		714,405,734
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	112,110	12,373,581
Expeditors International of Washington, Inc.	134,845	17,718,633
FedEx Corp.	215,761	59,049,470
United Parcel Service, Inc. Class B	700,790	95,545,709
		184,687,393
AIRLINES — 0.1%
Delta Air Lines, Inc.	614,006	31,185,364
Southwest Airlines Co. (b)	571,284	16,927,145
United Airlines Holdings, Inc. (a)	315,097	17,979,435
		66,091,944
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	254,204	18,305,230
BorgWarner, Inc.	217,948	7,909,333
		26,214,563
AUTOMOBILES — 1.7%
Ford Motor Co.	3,735,676	39,448,739
General Motors Co.	1,075,312	48,216,990
Tesla, Inc. (a)	2,655,362	694,722,360
		782,388,089
BANKS — 3.9%
Bank of America Corp.	6,461,107	256,376,726
Bank of New York Mellon Corp.	705,840	50,721,662
Citigroup, Inc.	1,825,157	114,254,828
Citizens Financial Group, Inc.	428,750	17,608,763
Fifth Third Bancorp	647,454	27,736,929
Goldman Sachs Group, Inc.	302,144	149,594,516
Huntington Bancshares, Inc.	1,390,101	20,434,485
JPMorgan Chase & Co.	2,722,915	574,153,857
KeyCorp	887,776	14,870,248
M&T Bank Corp.	159,864	28,474,976
Morgan Stanley	1,191,724	124,225,310
Northern Trust Corp.	192,844	17,361,745
PNC Financial Services Group, Inc.	380,385	70,314,167
Regions Financial Corp.	875,422	20,423,595
Security Description	Shares	Value
State Street Corp. (c)	285,690	$25,274,994
Truist Financial Corp.	1,281,068	54,791,278
U.S. Bancorp	1,492,929	68,271,643
Wells Fargo & Co.	3,256,507	183,960,081
		1,818,849,803
BEVERAGES — 1.3%
Brown-Forman Corp. Class B (b)	176,959	8,706,383
Coca-Cola Co.	3,712,399	266,772,992
Constellation Brands, Inc. Class A	149,915	38,631,596
Keurig Dr. Pepper, Inc.	1,011,637	37,916,155
Molson Coors Beverage Co. Class B	167,981	9,662,267
Monster Beverage Corp. (a)	674,776	35,203,064
PepsiCo, Inc.	1,314,633	223,553,342
		620,445,799
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	1,690,491	333,838,163
Amgen, Inc.	514,018	165,621,740
Biogen, Inc. (a)	139,349	27,011,410
Gilead Sciences, Inc.	1,191,068	99,859,141
Incyte Corp. (a)	152,934	10,108,937
Moderna, Inc. (a)	323,543	21,622,379
Regeneron Pharmaceuticals, Inc. (a)	101,566	106,770,242
Vertex Pharmaceuticals, Inc. (a)	246,956	114,854,296
		879,686,308
BROADLINE RETAIL — 3.6%
Amazon.com, Inc. (a)	8,939,461	1,665,689,768
eBay, Inc.	467,881	30,463,732
		1,696,153,500
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	114,624	10,296,674
Allegion PLC	83,709	12,199,750
Builders FirstSource, Inc. (a)	111,400	21,596,004
Carrier Global Corp.	803,127	64,643,692
Johnson Controls International PLC	638,960	49,589,686
Masco Corp.	208,689	17,517,355
Trane Technologies PLC	215,961	83,950,519
		259,793,680
CAPITAL MARKETS — 2.2%
Ameriprise Financial, Inc.	93,977	44,151,334
BlackRock, Inc.	133,289	126,559,238
Blackstone, Inc.	688,938	105,497,076
Cboe Global Markets, Inc.	100,044	20,496,014
Charles Schwab Corp.	1,429,326	92,634,618
CME Group, Inc.	344,512	76,016,573
FactSet Research Systems, Inc.	36,476	16,773,489
Franklin Resources, Inc.	296,341	5,971,271
Intercontinental Exchange, Inc.	549,269	88,234,572
Invesco Ltd.	434,326	7,626,765
KKR & Co., Inc.	645,781	84,326,083

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MarketAxess Holdings, Inc.	36,209	$9,276,746
Moody's Corp.	149,851	71,117,786
MSCI, Inc.	75,296	43,892,297
Nasdaq, Inc.	395,900	28,904,659
Raymond James Financial, Inc.	177,341	21,717,179
S&P Global, Inc.	306,470	158,328,531
T. Rowe Price Group, Inc.	212,865	23,187,385
		1,024,711,616
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.	212,620	63,305,479
Albemarle Corp. (b)	112,676	10,671,544
Celanese Corp. (b)	104,716	14,237,187
CF Industries Holdings, Inc.	172,754	14,822,293
Corteva, Inc.	662,349	38,939,498
Dow, Inc.	670,783	36,644,875
DuPont de Nemours, Inc.	399,488	35,598,376
Eastman Chemical Co.	111,796	12,515,562
Ecolab, Inc.	242,395	61,890,715
FMC Corp. (b)	119,545	7,882,797
International Flavors & Fragrances, Inc.	244,655	25,671,649
Linde PLC	460,083	219,395,180
LyondellBasell Industries NV Class A	248,969	23,876,127
Mosaic Co.	304,924	8,165,865
PPG Industries, Inc.	223,240	29,570,371
Sherwin-Williams Co.	222,030	84,742,190
		687,929,708
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	327,831	67,493,846
Copart, Inc. (a)	837,918	43,906,903
Republic Services, Inc.	195,226	39,209,190
Rollins, Inc.	268,652	13,588,418
Veralto Corp.	236,387	26,442,250
Waste Management, Inc.	349,311	72,516,964
		263,157,571
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	246,497	94,610,479
Cisco Systems, Inc.	3,854,552	205,139,257
F5, Inc. (a)	55,574	12,237,395
Juniper Networks, Inc.	314,987	12,278,193
Motorola Solutions, Inc.	159,717	71,813,555
		396,078,879
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	140,860	41,997,409
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	58,426	31,447,794
Vulcan Materials Co.	126,321	31,634,568
		63,082,362
CONSUMER FINANCE — 0.5%
American Express Co.	537,327	145,723,083
Capital One Financial Corp.	365,227	54,685,439
Discover Financial Services	240,118	33,686,154
Security Description	Shares	Value
Synchrony Financial	378,073	$18,858,281
		252,952,957
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
Costco Wholesale Corp.	424,209	376,069,763
Dollar General Corp.	210,145	17,771,963
Dollar Tree, Inc. (a)	193,327	13,594,755
Kroger Co.	635,313	36,403,435
Sysco Corp.	470,439	36,722,468
Target Corp.	442,611	68,985,350
Walgreens Boots Alliance, Inc. (b)	689,549	6,178,359
Walmart, Inc.	4,157,012	335,678,719
		891,404,812
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	1,378,288	15,616,003
Avery Dennison Corp.	77,146	17,030,751
Ball Corp.	290,467	19,725,614
International Paper Co. (b)	332,362	16,235,884
Packaging Corp. of America	85,284	18,370,173
Smurfit WestRock PLC	472,123	23,332,319
		110,310,744
DISTRIBUTORS — 0.1%
Genuine Parts Co.	133,337	18,624,512
LKQ Corp.	253,253	10,109,860
Pool Corp. (b)	36,680	13,821,024
		42,555,396
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	6,859,903	150,917,866
Verizon Communications, Inc.	4,027,374	180,869,366
		331,787,232
ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	246,496	14,959,842
American Electric Power Co., Inc.	509,043	52,227,812
Constellation Energy Corp.	299,234	77,806,825
Duke Energy Corp.	738,591	85,159,542
Edison International	369,843	32,209,627
Entergy Corp.	204,511	26,915,693
Evergy, Inc.	220,441	13,669,546
Eversource Energy	342,759	23,324,750
Exelon Corp.	956,632	38,791,428
FirstEnergy Corp.	490,114	21,736,556
NextEra Energy, Inc.	1,965,561	166,148,871
NRG Energy, Inc.	197,367	17,980,134
PG&E Corp.	2,044,851	40,426,704
Pinnacle West Capital Corp. (b)	108,941	9,651,083
PPL Corp.	705,183	23,327,454
Southern Co.	1,046,072	94,334,773
Xcel Energy, Inc.	533,894	34,863,278
		773,533,918
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	221,494	38,032,735

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Eaton Corp. PLC	380,962	$126,266,045
Emerson Electric Co.	547,979	59,932,463
GE Vernova, Inc. (a)	262,903	67,035,007
Generac Holdings, Inc. (a)	57,212	9,089,843
Rockwell Automation, Inc.	108,596	29,153,682
		329,509,775
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	1,152,207	75,077,808
CDW Corp.	127,774	28,915,256
Corning, Inc.	737,518	33,298,938
Hubbell, Inc.	51,422	22,026,614
Jabil, Inc.	108,625	13,016,534
Keysight Technologies, Inc. (a)	167,176	26,569,282
TE Connectivity PLC	290,835	43,913,177
Teledyne Technologies, Inc. (a)	44,722	19,573,030
Trimble, Inc. (a)	233,768	14,514,655
Zebra Technologies Corp. Class A (a)	49,455	18,314,175
		295,219,469
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	950,261	34,351,935
Halliburton Co.	844,417	24,530,314
Schlumberger NV	1,358,328	56,981,860
		115,864,109
ENTERTAINMENT — 1.2%
Electronic Arts, Inc.	230,078	33,002,388
Live Nation Entertainment, Inc. (a)	149,856	16,407,734
Netflix, Inc. (a)	410,648	291,260,307
Take-Two Interactive Software, Inc. (a)	155,871	23,958,931
Walt Disney Co.	1,735,144	166,903,501
Warner Bros Discovery, Inc. (a)	2,137,728	17,636,256
		549,169,117
FINANCIAL SERVICES — 4.1%
Berkshire Hathaway, Inc. Class B (a)	1,753,064	806,865,237
Corpay, Inc. (a)	66,481	20,792,597
Fidelity National Information Services, Inc.	521,986	43,716,327
Fiserv, Inc. (a)	550,824	98,955,532
Global Payments, Inc.	243,535	24,942,855
Jack Henry & Associates, Inc.	69,605	12,288,067
Mastercard, Inc. Class A	789,602	389,905,467
PayPal Holdings, Inc. (a)	978,171	76,326,683
Visa, Inc. Class A	1,598,699	439,562,290
		1,913,355,055
FOOD PRODUCTS — 0.7%
Archer-Daniels-Midland Co.	457,499	27,330,990
Bunge Global SA	135,593	13,103,708
Campbell Soup Co.	188,689	9,230,666
Conagra Brands, Inc.	457,022	14,862,355
Security Description	Shares	Value
General Mills, Inc.	532,808	$39,347,871
Hershey Co.	141,273	27,093,336
Hormel Foods Corp.	277,375	8,792,787
J.M. Smucker Co.	102,071	12,360,798
Kellanova	256,809	20,727,054
Kraft Heinz Co. (b)	844,558	29,652,431
Lamb Weston Holdings, Inc.	137,840	8,923,762
McCormick & Co., Inc.	241,079	19,840,802
Mondelez International, Inc. Class A	1,278,274	94,170,446
Tyson Foods, Inc. Class A	273,532	16,291,566
		341,728,572
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp. (b)	148,593	20,611,335
GROUND TRANSPORTATION — 1.0%
CSX Corp.	1,854,855	64,048,143
JB Hunt Transport Services, Inc.	77,189	13,301,980
Norfolk Southern Corp.	216,390	53,772,915
Old Dominion Freight Line, Inc.	180,432	35,841,013
Uber Technologies, Inc. (a)	2,010,109	151,079,793
Union Pacific Corp.	582,784	143,644,600
		461,688,444
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	1,664,808	189,804,760
Align Technology, Inc. (a)	66,970	17,031,810
Baxter International, Inc.	488,824	18,560,647
Becton Dickinson & Co.	276,580	66,683,438
Boston Scientific Corp. (a)	1,409,006	118,074,703
Cooper Cos., Inc. (a)	190,319	20,999,799
Dexcom, Inc. (a)	383,510	25,710,510
Edwards Lifesciences Corp. (a)	576,496	38,042,971
GE HealthCare Technologies, Inc.	436,973	41,009,916
Hologic, Inc. (a)	222,315	18,109,780
IDEXX Laboratories, Inc. (a)	78,828	39,825,482
Insulet Corp. (a)	67,127	15,623,809
Intuitive Surgical, Inc. (a)	339,472	166,772,410
Medtronic PLC	1,227,274	110,491,478
ResMed, Inc.	140,360	34,264,683
Solventum Corp. (a)	131,965	9,200,600
STERIS PLC	94,421	22,900,869
Stryker Corp.	328,103	118,530,490
Teleflex, Inc.	45,280	11,198,650
Zimmer Biomet Holdings, Inc.	194,907	21,040,211
		1,103,877,016
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Cardinal Health, Inc.	233,323	25,786,858
Cencora, Inc.	166,878	37,560,900
Centene Corp. (a)	503,197	37,880,670
Cigna Group	267,365	92,625,931
CVS Health Corp.	1,203,534	75,678,218
DaVita, Inc. (a)	44,099	7,229,149
Elevance Health, Inc.	221,836	115,354,720
HCA Healthcare, Inc.	177,801	72,263,660

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Henry Schein, Inc. (a)	121,291	$8,842,114
Humana, Inc.	115,121	36,463,426
Labcorp Holdings, Inc.	80,373	17,961,758
McKesson Corp.	124,071	61,343,184
Molina Healthcare, Inc. (a)	56,018	19,301,562
Quest Diagnostics, Inc.	106,562	16,543,750
UnitedHealth Group, Inc.	883,747	516,709,196
Universal Health Services, Inc. Class B	56,859	13,021,280
		1,154,566,376
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	673,180	15,395,626
Ventas, Inc. REIT	395,306	25,350,974
Welltower, Inc. REIT	553,594	70,876,640
		111,623,240
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	672,077	11,828,555
HOTELS, RESTAURANTS & LEISURE — 1.9%
Airbnb, Inc. Class A (a)	420,915	53,376,231
Booking Holdings, Inc.	32,079	135,120,597
Caesars Entertainment, Inc. (a)	206,154	8,604,868
Carnival Corp. (a)	963,650	17,808,252
Chipotle Mexican Grill, Inc. (a)	1,310,332	75,501,330
Darden Restaurants, Inc.	113,339	18,602,330
Domino's Pizza, Inc.	33,358	14,348,610
Expedia Group, Inc. (a)	119,373	17,669,591
Hilton Worldwide Holdings, Inc.	235,800	54,351,900
Las Vegas Sands Corp.	338,332	17,031,633
Marriott International, Inc. Class A	223,551	55,574,779
McDonald's Corp.	686,399	209,015,359
MGM Resorts International (a) (b)	221,007	8,639,164
Norwegian Cruise Line Holdings Ltd. (a) (b)	420,670	8,627,942
Royal Caribbean Cruises Ltd. (b)	226,504	40,172,749
Starbucks Corp.	1,084,339	105,712,209
Wynn Resorts Ltd.	89,461	8,577,521
Yum! Brands, Inc.	268,963	37,576,821
		886,311,886
HOUSEHOLD DURABLES — 0.4%
DR Horton, Inc.	280,651	53,539,791
Garmin Ltd.	147,169	25,906,159
Lennar Corp. Class A	231,277	43,359,812
Mohawk Industries, Inc. (a)	50,188	8,064,208
NVR, Inc. (a)	2,942	28,866,316
PulteGroup, Inc.	198,432	28,480,945
		188,217,231
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	234,243	24,529,927
Clorox Co.	118,592	19,319,823
Colgate-Palmolive Co.	781,730	81,151,391
Kimberly-Clark Corp.	322,155	45,836,214
Security Description	Shares	Value
Procter & Gamble Co.	2,252,946	$390,210,247
		561,047,602
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	684,085	13,722,745
Vistra Corp.	328,592	38,951,296
		52,674,041
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	525,558	71,843,779
General Electric Co.	1,037,381	195,629,309
Honeywell International, Inc.	622,981	128,776,402
		396,249,490
INDUSTRIAL REITs — 0.2%
Prologis, Inc. REIT	885,816	111,860,844
INSURANCE — 2.2%
Aflac, Inc.	482,205	53,910,519
Allstate Corp.	252,542	47,894,590
American International Group, Inc.	616,149	45,120,591
Aon PLC Class A	207,829	71,906,756
Arch Capital Group Ltd. (a)	358,356	40,092,869
Arthur J Gallagher & Co.	209,566	58,965,585
Assurant, Inc.	49,631	9,869,621
Brown & Brown, Inc.	226,369	23,451,828
Chubb Ltd.	359,390	103,644,482
Cincinnati Financial Corp.	149,516	20,352,118
Erie Indemnity Co. Class A	23,923	12,914,114
Everest Group Ltd.	41,471	16,249,582
Globe Life, Inc.	85,916	9,099,364
Hartford Financial Services Group, Inc.	280,214	32,955,969
Loews Corp.	174,198	13,770,352
Marsh & McLennan Cos., Inc.	470,439	104,950,236
MetLife, Inc.	562,849	46,423,786
Principal Financial Group, Inc.	203,878	17,513,120
Progressive Corp.	560,411	142,209,895
Prudential Financial, Inc.	341,586	41,366,065
Travelers Cos., Inc.	218,113	51,064,616
W.R. Berkley Corp.	287,648	16,318,271
Willis Towers Watson PLC	97,140	28,610,644
		1,008,654,973
INTERACTIVE MEDIA & SERVICES — 6.2%
Alphabet, Inc. Class A	5,607,176	929,950,139
Alphabet, Inc. Class C	4,596,688	768,520,267
Match Group, Inc. (a)	246,796	9,338,761
Meta Platforms, Inc. Class A	2,090,806	1,196,860,987
		2,904,670,154
IT SERVICES — 1.2%
Accenture PLC Class A	599,502	211,911,967
Akamai Technologies, Inc. (a)	145,109	14,648,753
Cognizant Technology Solutions Corp. Class A	474,193	36,598,216
EPAM Systems, Inc. (a)	54,498	10,846,737

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Gartner, Inc. (a)	73,647	$37,321,354
GoDaddy, Inc. Class A (a)	134,888	21,147,741
International Business Machines Corp.	881,317	194,841,562
VeriSign, Inc. (a)	80,354	15,264,046
		542,580,376
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	126,357	9,138,138
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	279,118	41,443,441
Bio-Techne Corp.	150,824	12,055,362
Charles River Laboratories International, Inc. (a)	49,508	9,751,591
Danaher Corp.	615,072	171,002,317
IQVIA Holdings, Inc. (a)	165,701	39,266,166
Mettler-Toledo International, Inc. (a)	20,271	30,400,419
Revvity, Inc.	118,123	15,090,213
Thermo Fisher Scientific, Inc.	365,594	226,145,481
Waters Corp. (a)	56,641	20,384,529
West Pharmaceutical Services, Inc.	69,406	20,832,905
		586,372,424
MACHINERY — 1.7%
Caterpillar, Inc.	464,012	181,484,373
Cummins, Inc.	131,012	42,420,376
Deere & Co.	245,252	102,351,017
Dover Corp.	131,621	25,237,011
Fortive Corp.	335,142	26,452,758
IDEX Corp.	72,176	15,481,752
Illinois Tool Works, Inc.	258,557	67,760,033
Ingersoll Rand, Inc.	386,032	37,892,901
Nordson Corp.	52,105	13,684,336
Otis Worldwide Corp.	383,283	39,838,435
PACCAR, Inc.	501,475	49,485,553
Parker-Hannifin Corp.	122,997	77,711,965
Pentair PLC	158,257	15,475,952
Snap-on, Inc.	50,486	14,626,299
Stanley Black & Decker, Inc.	147,840	16,281,619
Westinghouse Air Brake Technologies Corp.	167,555	30,456,472
Xylem, Inc.	232,649	31,414,595
		788,055,447
MEDIA — 0.5%
Charter Communications, Inc. Class A (a) (b)	92,930	30,116,754
Comcast Corp. Class A	3,695,953	154,379,957
Fox Corp. Class A	215,021	9,101,839
Fox Corp. Class B	126,161	4,895,047
Interpublic Group of Cos., Inc.	359,174	11,360,674
News Corp. Class A	361,905	9,637,530
News Corp. Class B (b)	107,473	3,003,870
Omnicom Group, Inc.	187,234	19,358,123
Security Description	Shares	Value
Paramount Global Class B	568,868	$6,041,378
		247,895,172
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	1,374,792	68,629,617
Newmont Corp.	1,097,883	58,681,846
Nucor Corp.	226,970	34,122,670
Steel Dynamics, Inc.	137,298	17,310,532
		178,744,665
MULTI-UTILITIES — 0.7%
Ameren Corp.	255,118	22,312,620
CenterPoint Energy, Inc.	623,475	18,342,634
CMS Energy Corp.	285,706	20,179,415
Consolidated Edison, Inc.	330,552	34,420,380
Dominion Energy, Inc.	802,507	46,376,879
DTE Energy Co.	197,914	25,414,137
NiSource, Inc.	430,836	14,928,467
Public Service Enterprise Group, Inc.	476,627	42,519,895
Sempra	605,709	50,655,444
WEC Energy Group, Inc.	303,139	29,155,909
		304,305,780
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	148,983	17,691,731
BXP, Inc. REIT	139,211	11,200,917
		28,892,648
OIL, GAS & CONSUMABLE FUELS — 3.1%
APA Corp.	354,120	8,661,775
Chevron Corp.	1,627,909	239,742,158
ConocoPhillips	1,110,847	116,949,972
Coterra Energy, Inc.	706,928	16,930,926
Devon Energy Corp.	598,958	23,431,237
Diamondback Energy, Inc.	179,315	30,913,906
EOG Resources, Inc.	543,884	66,859,660
EQT Corp.	570,494	20,902,900
Exxon Mobil Corp.	4,251,968	498,415,689
Hess Corp.	264,668	35,941,914
Kinder Morgan, Inc.	1,846,893	40,797,866
Marathon Oil Corp.	535,086	14,249,340
Marathon Petroleum Corp.	320,150	52,155,637
Occidental Petroleum Corp.	644,225	33,203,357
ONEOK, Inc.	558,581	50,903,487
Phillips 66 Co.	400,433	52,636,918
Targa Resources Corp.	209,483	31,005,579
Valero Energy Corp.	306,468	41,382,374
Williams Cos., Inc.	1,165,868	53,221,874
		1,428,306,569
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	223,229	22,253,699
Kenvue, Inc.	1,833,305	42,404,345
		64,658,044

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 3.6%
Bristol-Myers Squibb Co.	1,939,753	$100,362,820
Catalent, Inc. (a)	173,181	10,489,573
Eli Lilly & Co.	754,964	668,852,806
Johnson & Johnson	2,303,870	373,365,172
Merck & Co., Inc.	2,426,013	275,498,037
Pfizer, Inc.	5,421,499	156,898,181
Viatris, Inc.	1,141,638	13,254,417
Zoetis, Inc.	433,360	84,669,877
		1,683,390,883
PROFESSIONAL SERVICES — 0.6%
Amentum Holdings, Inc. (a)	119,816	3,864,066
Automatic Data Processing, Inc.	390,045	107,937,153
Broadridge Financial Solutions, Inc.	111,603	23,997,993
Dayforce, Inc. (a) (b)	152,386	9,333,643
Equifax, Inc.	118,469	34,813,300
Jacobs Solutions, Inc.	119,816	15,683,914
Leidos Holdings, Inc.	129,057	21,036,291
Paychex, Inc.	307,080	41,207,065
Paycom Software, Inc.	46,479	7,742,007
Verisk Analytics, Inc.	136,261	36,512,498
		302,127,930
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	288,184	35,873,144
CoStar Group, Inc. (a)	392,002	29,572,631
		65,445,775
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	135,857	30,601,789
Camden Property Trust REIT	102,424	12,652,436
Equity Residential REIT	326,439	24,306,648
Essex Property Trust, Inc. REIT	61,540	18,180,147
Invitation Homes, Inc. REIT	544,857	19,211,658
Mid-America Apartment Communities, Inc. REIT	111,520	17,720,528
UDR, Inc. REIT	287,073	13,015,890
		135,689,096
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	71,870	8,262,894
Kimco Realty Corp. REIT	642,689	14,923,239
Realty Income Corp. REIT	833,005	52,829,177
Regency Centers Corp. REIT	156,911	11,333,681
Simon Property Group, Inc. REIT	293,133	49,545,340
		136,894,331
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.1%
Advanced Micro Devices, Inc. (a)	1,549,017	254,162,709
Analog Devices, Inc.	474,676	109,256,175
Applied Materials, Inc.	792,087	160,041,178
Broadcom, Inc.	4,454,847	768,461,107
Enphase Energy, Inc. (a)	129,484	14,634,282
Security Description	Shares	Value
First Solar, Inc. (a)	102,248	$25,504,741
Intel Corp.	4,082,496	95,775,356
KLA Corp.	128,665	99,639,463
Lam Research Corp.	124,733	101,792,107
Microchip Technology, Inc.	513,318	41,214,302
Micron Technology, Inc.	1,060,909	110,026,872
Monolithic Power Systems, Inc.	46,671	43,147,340
NVIDIA Corp.	23,542,283	2,858,974,848
NXP Semiconductors NV	243,807	58,516,118
ON Semiconductor Corp. (a)	409,950	29,766,470
Qorvo, Inc. (a)	90,871	9,386,974
QUALCOMM, Inc.	1,065,767	181,233,678
Skyworks Solutions, Inc.	152,510	15,063,413
Teradyne, Inc.	156,077	20,903,393
Texas Instruments, Inc.	873,478	180,434,350
		5,177,934,876
SOFTWARE — 10.3%
Adobe, Inc. (a)	424,275	219,681,109
ANSYS, Inc. (a)	83,586	26,633,007
Autodesk, Inc. (a)	206,269	56,822,984
Cadence Design Systems, Inc. (a)	262,011	71,012,841
Crowdstrike Holdings, Inc. Class A (a)	220,891	61,953,299
Fair Isaac Corp. (a)	23,526	45,723,252
Fortinet, Inc. (a)	607,403	47,104,103
Gen Digital, Inc.	518,218	14,214,720
Intuit, Inc.	267,553	166,150,413
Microsoft Corp.	7,113,434	3,060,910,650
Oracle Corp.	1,529,804	260,678,602
Palantir Technologies, Inc. Class A (a)	1,926,865	71,679,378
Palo Alto Networks, Inc. (a)	309,691	105,852,384
PTC, Inc. (a)	115,220	20,815,645
Roper Technologies, Inc.	102,620	57,101,873
Salesforce, Inc.	927,408	253,840,844
ServiceNow, Inc. (a)	197,160	176,337,932
Synopsys, Inc. (a)	146,673	74,273,740
Tyler Technologies, Inc. (a)	40,888	23,867,143
		4,814,653,919
SPECIALIZED REITs — 1.0%
American Tower Corp. REIT	446,793	103,906,180
Crown Castle, Inc. REIT	415,739	49,319,118
Digital Realty Trust, Inc. REIT	294,369	47,637,735
Equinix, Inc. REIT	90,935	80,716,634
Extra Space Storage, Inc. REIT	202,822	36,546,496
Iron Mountain, Inc. REIT	280,532	33,335,618
Public Storage REIT	150,723	54,843,578
SBA Communications Corp. REIT	102,608	24,697,746
VICI Properties, Inc. REIT	1,001,135	33,347,807
Weyerhaeuser Co. REIT	695,811	23,560,160
		487,911,072

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SPECIALTY RETAIL — 1.9%
AutoZone, Inc. (a)	16,333	$51,449,603
Bath & Body Works, Inc.	390	12,449
Best Buy Co., Inc.	187,895	19,409,553
CarMax, Inc. (a)	149,362	11,557,632
Home Depot, Inc.	949,035	384,548,982
Lowe's Cos., Inc.	545,403	147,722,402
O'Reilly Automotive, Inc. (a)	55,489	63,901,132
Ross Stores, Inc.	319,088	48,025,935
TJX Cos., Inc.	1,081,131	127,076,138
Tractor Supply Co. (b)	103,090	29,991,974
Ulta Beauty, Inc. (a)	45,515	17,710,797
		901,406,597
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.6%
Apple, Inc.	14,550,400	3,390,243,200
Dell Technologies, Inc. Class C	275,251	32,628,254
Hewlett Packard Enterprise Co.	1,242,114	25,413,652
HP, Inc.	936,073	33,576,938
NetApp, Inc.	197,166	24,351,973
Seagate Technology Holdings PLC	200,946	22,009,615
Super Micro Computer, Inc. (a)	48,072	20,017,181
Western Digital Corp. (a)	312,837	21,363,639
		3,569,604,452
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	145,967	23,274,438
Lululemon Athletica, Inc. (a)	110,047	29,861,253
NIKE, Inc. Class B	1,149,473	101,613,413
Ralph Lauren Corp.	38,380	7,440,731
Tapestry, Inc.	220,726	10,369,708
		172,559,543
TOBACCO — 0.6%
Altria Group, Inc.	1,632,315	83,313,358
Philip Morris International, Inc.	1,487,604	180,595,125
		263,908,483
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	547,941	39,133,946
United Rentals, Inc.	63,798	51,659,155
Security Description	Shares	Value
WW Grainger, Inc.	42,490	$44,139,037
		134,932,138
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	186,552	27,281,364
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	468,846	96,751,060
TOTAL COMMON STOCKS (Cost $37,470,824,622)		46,596,387,483
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (e) (f)	56,023,807	56,023,807
State Street Navigator Securities Lending Portfolio II (c) (g)	81,288,945	81,288,945
TOTAL SHORT-TERM INVESTMENTS (Cost $137,312,752)		137,312,752
TOTAL INVESTMENTS — 100.1% (Cost $37,608,137,374)		46,733,700,235
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(58,190,142)
NET ASSETS — 100.0%		$46,675,510,093
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	245	12/20/2024	$69,731,979	$71,224,563	$1,492,584
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$46,596,387,483	$—	$—	$46,596,387,483
Short-Term Investments	137,312,752	—	—	137,312,752
TOTAL INVESTMENTS	$46,733,700,235	$—	$—	$46,733,700,235
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,492,584	$—	$—	$1,492,584
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,492,584	$—	$—	$1,492,584

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	260,821	$19,300,754	$2,907,300	$900,319	$103,137	$3,864,122	285,690	$25,274,994	$179,966
State Street Institutional Liquid Reserves Fund, Premier Class	104,217,233	104,248,498	88,186,162	192,434,661	8,822	(8,821)	—	—	807,695
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	206,867,805	150,843,998	—	—	56,023,807	56,023,807	191,901
State Street Navigator Securities Lending Portfolio II	150,685,702	150,685,702	429,690,276	499,087,033	—	—	81,288,945	81,288,945	60,997
Total		$274,234,954	$727,651,543	$843,266,011	$111,959	$3,855,301		$162,587,746	$1,240,559
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.6%
Axon Enterprise, Inc. (a)	77,182	$30,841,927
Boeing Co. (a)	276,765	42,079,351
Howmet Aerospace, Inc.	255,119	25,575,680
TransDigm Group, Inc.	60,339	86,111,597
		184,608,555
AIR FREIGHT & LOGISTICS — 0.0% (b)
Expeditors International of Washington, Inc.	56,154	7,378,636
AIRLINES — 0.1%
Delta Air Lines, Inc.	385,884	19,599,048
AUTOMOBILES — 2.6%
Tesla, Inc. (a)	2,982,019	780,185,631
BEVERAGES — 0.8%
Coca-Cola Co.	1,625,377	116,799,591
Monster Beverage Corp. (a)	454,725	23,723,003
PepsiCo, Inc.	531,247	90,338,553
		230,861,147
BIOTECHNOLOGY — 1.0%
AbbVie, Inc.	702,242	138,678,750
Regeneron Pharmaceuticals, Inc. (a)	68,435	71,941,610
Vertex Pharmaceuticals, Inc. (a)	177,516	82,559,141
		293,179,501
BROADLINE RETAIL — 6.3%
Amazon.com, Inc. (a)	10,039,731	1,870,703,077
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	81,233	7,297,160
Allegion PLC	35,559	5,182,369
Builders FirstSource, Inc. (a)	125,249	24,280,771
Carrier Global Corp.	433,004	34,852,492
Masco Corp.	126,698	10,635,030
Trane Technologies PLC	167,322	65,043,081
		147,290,903
CAPITAL MARKETS — 1.4%
Ameriprise Financial, Inc.	55,905	26,264,728
Blackstone, Inc.	557,225	85,327,864
Cboe Global Markets, Inc.	71,934	14,737,119
CME Group, Inc.	139,256	30,726,836
FactSet Research Systems, Inc.	19,249	8,851,653
KKR & Co., Inc.	725,163	94,691,784
Moody's Corp.	79,045	37,513,967
MSCI, Inc.	48,203	28,098,975
S&P Global, Inc.	151,345	78,187,854
		404,400,780
CHEMICALS — 0.8%
Celanese Corp.	114,010	15,500,800
CF Industries Holdings, Inc.	104,728	8,985,662
Ecolab, Inc.	138,777	35,433,931
Linde PLC	268,635	128,101,286
Security Description	Shares	Value
Sherwin-Williams Co.	124,741	$47,609,898
		235,631,577
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	202,476	41,685,759
Copart, Inc. (a)	941,522	49,335,753
Republic Services, Inc.	125,018	25,108,615
Rollins, Inc.	129,790	6,564,778
Waste Management, Inc.	184,412	38,283,931
		160,978,836
COMMUNICATIONS EQUIPMENT — 0.5%
Arista Networks, Inc. (a)	277,018	106,325,049
Motorola Solutions, Inc.	103,989	46,756,574
		153,081,623
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	109,255	32,574,378
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	43,329	23,321,834
Vulcan Materials Co.	90,856	22,753,068
		46,074,902
CONSUMER FINANCE — 0.5%
American Express Co.	422,529	114,589,865
Discover Financial Services	145,738	20,445,584
		135,035,449
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Costco Wholesale Corp.	200,103	177,395,312
DISTRIBUTORS — 0.0% (b)
Pool Corp.	23,406	8,819,381
ELECTRIC UTILITIES — 0.1%
Constellation Energy Corp.	151,244	39,326,465
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	119,416	20,504,921
Eaton Corp. PLC	265,264	87,919,100
GE Vernova, Inc. (a)	126,926	32,363,592
Generac Holdings, Inc. (a)	39,422	6,263,367
Rockwell Automation, Inc.	58,551	15,718,602
		162,769,582
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp. Class A	724,785	47,226,991
CDW Corp.	60,306	13,647,248
Hubbell, Inc.	26,518	11,358,985
Jabil, Inc.	65,849	7,890,686
TE Connectivity PLC	127,371	19,231,747
		99,355,657
ENTERTAINMENT — 1.3%
Electronic Arts, Inc.	113,706	16,309,989
Live Nation Entertainment, Inc. (a)	168,409	18,439,101
Netflix, Inc. (a)	461,414	327,267,108

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	87,568	$13,460,077
		375,476,275
FINANCIAL SERVICES — 2.4%
Corpay, Inc. (a)	74,682	23,357,542
Fiserv, Inc. (a)	321,736	57,799,872
Mastercard, Inc. Class A	638,525	315,303,645
Visa, Inc. Class A	1,184,911	325,791,280
		722,252,339
FOOD PRODUCTS — 0.2%
Hershey Co.	60,284	11,561,265
Lamb Weston Holdings, Inc.	101,892	6,596,488
Mondelez International, Inc. Class A	602,798	44,408,129
		62,565,882
GROUND TRANSPORTATION — 1.1%
CSX Corp.	1,041,629	35,967,449
Old Dominion Freight Line, Inc.	202,189	40,162,823
Uber Technologies, Inc. (a)	2,258,932	169,781,329
Union Pacific Corp.	294,581	72,608,325
		318,519,926
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Align Technology, Inc. (a)	41,522	10,559,875
Boston Scientific Corp. (a)	870,379	72,937,760
Cooper Cos., Inc. (a)	89,877	9,917,028
Dexcom, Inc. (a)	262,722	17,612,883
Edwards Lifesciences Corp. (a)	239,484	15,803,549
IDEXX Laboratories, Inc. (a)	49,528	25,022,536
Insulet Corp. (a)	28,596	6,655,719
Intuitive Surgical, Inc. (a)	251,650	123,628,096
STERIS PLC	59,358	14,396,690
Stryker Corp.	235,816	85,190,888
		381,725,024
HEALTH CARE PROVIDERS & SERVICES — 0.9%
DaVita, Inc. (a)	27,249	4,466,929
HCA Healthcare, Inc.	95,798	38,935,181
Molina Healthcare, Inc. (a)	37,116	12,788,689
UnitedHealth Group, Inc.	377,031	220,442,485
		276,633,284
HOTEL & RESORT REITs — 0.0% (b)
Host Hotels & Resorts, Inc. REIT	452,943	7,971,797
HOTELS, RESTAURANTS & LEISURE — 2.4%
Airbnb, Inc. Class A (a)	236,375	29,974,714
Booking Holdings, Inc.	36,087	152,002,774
Caesars Entertainment, Inc. (a)	134,846	5,628,472
Carnival Corp. (a)	770,945	14,247,064
Chipotle Mexican Grill, Inc. (a)	1,472,407	84,840,091
Darden Restaurants, Inc.	66,235	10,871,150
Domino's Pizza, Inc.	15,054	6,475,328
Expedia Group, Inc. (a)	134,017	19,837,196
Hilton Worldwide Holdings, Inc.	264,999	61,082,269
Las Vegas Sands Corp.	231,731	11,665,338
Security Description	Shares	Value
Marriott International, Inc. Class A	251,216	$62,452,298
McDonald's Corp.	339,151	103,274,871
MGM Resorts International (a)	168,725	6,595,460
Norwegian Cruise Line Holdings Ltd. (a) (c)	472,714	9,695,364
Royal Caribbean Cruises Ltd.	254,624	45,160,113
Starbucks Corp.	718,526	70,049,100
Wynn Resorts Ltd.	100,537	9,639,488
Yum! Brands, Inc.	138,967	19,415,080
		722,906,170
HOUSEHOLD DURABLES — 0.6%
DR Horton, Inc.	315,468	60,181,830
Garmin Ltd.	89,282	15,716,311
Lennar Corp. Class A	145,440	27,267,091
NVR, Inc. (a)	3,307	32,447,623
PulteGroup, Inc.	223,161	32,030,298
		167,643,153
HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	121,027	12,673,947
Colgate-Palmolive Co.	342,409	35,545,478
Procter & Gamble Co.	986,493	170,860,588
		219,080,013
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	370,565	43,926,775
INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co.	500,980	94,474,808
INSURANCE — 1.0%
Aon PLC Class A	119,019	41,179,384
Arch Capital Group Ltd. (a)	402,644	45,047,811
Arthur J Gallagher & Co.	120,077	33,786,066
Brown & Brown, Inc.	198,554	20,570,194
Erie Indemnity Co. Class A	15,529	8,382,865
Marsh & McLennan Cos., Inc.	274,781	61,300,893
Progressive Corp.	314,715	79,862,078
		290,129,291
INTERACTIVE MEDIA & SERVICES — 10.9%
Alphabet, Inc. Class A	6,297,130	1,044,379,011
Alphabet, Inc. Class C	5,162,123	863,055,344
Meta Platforms, Inc. Class A	2,348,100	1,344,146,364
		3,251,580,719
IT SERVICES — 0.7%
Accenture PLC Class A	363,497	128,488,920
Akamai Technologies, Inc. (a)	76,581	7,730,852
EPAM Systems, Inc. (a)	24,444	4,865,089
Gartner, Inc. (a)	82,829	41,974,424
GoDaddy, Inc. Class A (a)	151,560	23,761,577
VeriSign, Inc. (a)	43,244	8,214,630
		215,035,492
LIFE SCIENCES TOOLS & SERVICES — 0.5%
IQVIA Holdings, Inc. (a)	70,674	16,747,618

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Mettler-Toledo International, Inc. (a)	8,683	$13,021,895
Thermo Fisher Scientific, Inc.	156,015	96,506,198
Waters Corp. (a)	23,598	8,492,684
West Pharmaceutical Services, Inc.	77,954	23,398,673
		158,167,068
MACHINERY — 1.4%
Caterpillar, Inc.	302,294	118,233,229
Deere & Co.	156,949	65,499,526
Fortive Corp.	376,731	29,735,378
Illinois Tool Works, Inc.	133,534	34,995,255
Ingersoll Rand, Inc.	333,964	32,781,906
Otis Worldwide Corp.	167,866	17,447,992
PACCAR, Inc.	411,355	40,592,511
Parker-Hannifin Corp.	107,757	68,083,028
Pentair PLC	124,469	12,171,824
Snap-on, Inc.	25,435	7,368,774
		426,909,423
MEDIA — 0.1%
Charter Communications, Inc. Class A (a)	47,964	15,544,173
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	772,006	38,538,540
Nucor Corp.	160,727	24,163,697
Steel Dynamics, Inc.	97,155	12,249,302
		74,951,539
OIL, GAS & CONSUMABLE FUELS — 1.2%
APA Corp.	397,721	9,728,256
ConocoPhillips	861,212	90,668,399
Coterra Energy, Inc.	524,424	12,559,955
Diamondback Energy, Inc.	191,785	33,063,734
EOG Resources, Inc.	403,338	49,582,340
Hess Corp.	297,133	40,350,661
Marathon Oil Corp.	318,612	8,484,638
Marathon Petroleum Corp.	197,849	32,231,581
ONEOK, Inc.	389,166	35,464,698
Targa Resources Corp.	235,530	34,860,795
Williams Cos., Inc.	510,768	23,316,559
		370,311,616
PHARMACEUTICALS — 3.1%
Eli Lilly & Co.	848,134	751,395,836
Merck & Co., Inc.	1,089,462	123,719,304
Zoetis, Inc.	267,794	52,321,592
		927,436,732
PROFESSIONAL SERVICES — 0.4%
Automatic Data Processing, Inc.	170,873	47,285,685
Broadridge Financial Solutions, Inc.	71,449	15,363,678
Dayforce, Inc. (a) (c)	93,424	5,722,220
Equifax, Inc.	51,856	15,238,404
Paychex, Inc.	137,720	18,480,647
Paycom Software, Inc.	23,501	3,914,562
Security Description	Shares	Value
Verisk Analytics, Inc.	84,204	$22,563,304
		128,568,500
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CoStar Group, Inc. (a)	189,336	14,283,508
RETAIL REITs — 0.1%
Simon Property Group, Inc. REIT	121,853	20,595,594
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.4%
Advanced Micro Devices, Inc. (a)	1,740,179	285,528,570
Analog Devices, Inc.	314,626	72,417,467
Applied Materials, Inc.	890,219	179,868,749
Broadcom, Inc.	5,002,841	862,990,073
Enphase Energy, Inc. (a)	53,857	6,086,918
KLA Corp.	144,540	111,933,221
Lam Research Corp.	140,208	114,420,945
Microchip Technology, Inc.	340,141	27,309,921
Monolithic Power Systems, Inc.	52,446	48,486,327
NVIDIA Corp.	26,440,346	3,210,915,618
NXP Semiconductors NV	205,392	49,296,134
ON Semiconductor Corp. (a)	202,525	14,705,340
QUALCOMM, Inc.	622,535	105,862,077
Texas Instruments, Inc.	363,027	74,990,487
		5,164,811,847
SOFTWARE — 17.8%
Adobe, Inc. (a)	476,739	246,845,919
ANSYS, Inc. (a)	53,516	17,051,803
Autodesk, Inc. (a)	120,354	33,155,120
Cadence Design Systems, Inc. (a)	294,433	79,800,176
Crowdstrike Holdings, Inc. Class A (a)	248,270	69,632,287
Fair Isaac Corp. (a)	26,368	51,246,735
Fortinet, Inc. (a)	682,585	52,934,467
Intuit, Inc.	300,611	186,679,431
Microsoft Corp.	7,989,156	3,437,733,827
Oracle Corp.	1,718,624	292,853,530
Palantir Technologies, Inc. Class A (a)	2,165,209	80,545,775
Palo Alto Networks, Inc. (a)	348,168	119,003,822
PTC, Inc. (a)	77,417	13,986,155
Roper Technologies, Inc.	49,564	27,579,392
Salesforce, Inc.	1,041,852	285,165,311
ServiceNow, Inc. (a)	221,487	198,095,758
Synopsys, Inc. (a)	164,688	83,396,356
Tyler Technologies, Inc. (a)	45,916	26,802,088
		5,302,507,952
SPECIALIZED REITs — 0.6%
American Tower Corp. REIT	205,806	47,862,243
Digital Realty Trust, Inc. REIT	135,548	21,935,733
Equinix, Inc. REIT	47,971	42,580,499
Iron Mountain, Inc. REIT	160,798	19,107,626
Public Storage REIT	71,058	25,855,875

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SBA Communications Corp. REIT	46,230	$11,127,561
		168,469,537
SPECIALTY RETAIL — 1.4%
AutoZone, Inc. (a)	12,645	39,832,256
Home Depot, Inc.	394,169	159,717,279
O'Reilly Automotive, Inc. (a)	45,521	52,421,984
Ross Stores, Inc.	358,677	53,984,475
TJX Cos., Inc.	789,534	92,801,826
Tractor Supply Co. (c)	48,664	14,157,817
Ulta Beauty, Inc. (a)	33,813	13,157,315
		426,072,952
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 13.0%
Apple, Inc.	16,341,628	3,807,599,324
Dell Technologies, Inc. Class C	163,851	19,422,897
NetApp, Inc.	81,712	10,092,249
Seagate Technology Holdings PLC	90,772	9,942,257
Super Micro Computer, Inc. (a)	54,189	22,564,300
		3,869,621,027
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	163,975	26,145,814
Lululemon Athletica, Inc. (a)	123,650	33,552,428
NIKE, Inc. Class B	555,083	49,069,337
Ralph Lauren Corp.	24,361	4,722,867
		113,490,446
TOBACCO — 0.3%
Philip Morris International, Inc.	618,075	75,034,305
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co.	307,685	21,974,863
United Rentals, Inc.	71,598	57,975,048
WW Grainger, Inc.	35,788	37,176,932
		117,126,843
TOTAL COMMON STOCKS (Cost $21,053,125,288)		29,713,074,450
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	10,370,961	$10,370,961
State Street Navigator Securities Lending Portfolio II (f) (g)	220,416	220,416
TOTAL SHORT-TERM INVESTMENTS (Cost $10,591,377)		10,591,377
TOTAL INVESTMENTS — 100.0% (Cost $21,063,716,665)		29,723,665,827
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		5,278,553
NET ASSETS — 100.0%		$29,728,944,380
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2024.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$29,713,074,450	$—	$—	$29,713,074,450
Short-Term Investments	10,591,377	—	—	10,591,377
TOTAL INVESTMENTS	$29,723,665,827	$—	$—	$29,723,665,827
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	9,740,165	$9,743,087	$24,815,022	$34,558,110	$403	$(402)	—	$—	$93,836
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	56,610,368	46,239,407	—	—	10,370,961	10,370,961	50,643
State Street Navigator Securities Lending Portfolio II	15,106,095	15,106,095	164,133,654	179,019,333	—	—	220,416	220,416	7,315
Total		$24,849,182	$245,559,044	$259,816,850	$403	$(402)		$10,591,377	$151,794
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AIR FREIGHT & LOGISTICS — 1.2%
United Parcel Service, Inc. Class B	604,946	$82,478,338
AUTOMOBILES — 0.9%
Ford Motor Co.	5,701,603	60,208,928
BANKS — 11.7%
Citizens Financial Group, Inc.	1,841,816	75,643,383
Fifth Third Bancorp	1,901,411	81,456,447
Huntington Bancshares, Inc.	5,211,892	76,614,813
KeyCorp	4,934,741	82,656,912
M&T Bank Corp.	452,908	80,671,973
Morgan Stanley	762,593	79,492,694
PNC Financial Services Group, Inc.	438,280	81,016,058
Regions Financial Corp.	3,524,206	82,219,726
Truist Financial Corp.	1,783,120	76,264,042
U.S. Bancorp	1,740,492	79,592,699
		795,628,747
BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	442,180	87,321,706
Gilead Sciences, Inc.	1,057,890	88,693,498
		176,015,204
CAPITAL MARKETS — 3.3%
Franklin Resources, Inc.	3,406,016	68,631,222
Invesco Ltd.	4,690,011	82,356,593
T. Rowe Price Group, Inc.	681,289	74,212,811
		225,200,626
CHEMICALS — 3.6%
Dow, Inc.	1,458,350	79,669,660
FMC Corp.	1,368,105	90,212,844
LyondellBasell Industries NV Class A	817,822	78,429,130
		248,311,634
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.9%
Walgreens Boots Alliance, Inc.	6,969,070	62,442,867
CONTAINERS & PACKAGING — 2.5%
Amcor PLC	7,713,569	87,394,737
International Paper Co.	1,683,645	82,246,058
		169,640,795
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	4,066,517	89,463,374
Verizon Communications, Inc.	1,964,080	88,206,833
		177,670,207
ELECTRIC UTILITIES — 13.9%
American Electric Power Co., Inc.	820,021	84,134,155
Duke Energy Corp.	717,483	82,725,790
Edison International	1,024,652	89,236,943
Entergy Corp.	696,522	91,669,260
Evergy, Inc.	1,385,924	85,941,147
Security Description	Shares	Value
Eversource Energy	1,236,211	$84,124,158
Exelon Corp.	2,136,451	86,633,088
FirstEnergy Corp.	1,923,576	85,310,596
Pinnacle West Capital Corp. (a)	933,053	82,659,165
Southern Co.	942,510	84,995,552
Xcel Energy, Inc.	1,382,440	90,273,332
		947,703,186
FOOD PRODUCTS — 6.6%
Conagra Brands, Inc.	2,609,426	84,858,534
General Mills, Inc.	1,189,358	87,834,088
J.M. Smucker Co.	665,803	80,628,743
Kellanova	1,361,231	109,864,954
Kraft Heinz Co.	2,357,593	82,775,090
		445,961,409
HEALTH CARE PROVIDERS & SERVICES — 1.2%
CVS Health Corp.	1,328,304	83,523,756
HEALTH CARE REITs — 2.6%
Healthpeak Properties, Inc. REIT	3,753,247	85,836,759
Ventas, Inc. REIT	1,455,483	93,340,125
		179,176,884
HOTEL & RESORT REITs — 1.2%
Host Hotels & Resorts, Inc. REIT	4,526,126	79,659,818
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 1.3%
AES Corp.	4,492,307	90,115,678
INSURANCE — 1.1%
Prudential Financial, Inc.	630,274	76,326,181
IT SERVICES — 1.4%
International Business Machines Corp.	423,387	93,602,398
LEISURE EQUIPMENT & PRODUCTS — 1.4%
Hasbro, Inc.	1,311,192	94,825,406
MACHINERY — 1.5%
Stanley Black & Decker, Inc.	901,824	99,317,877
MEDIA — 1.2%
Interpublic Group of Cos., Inc. (a)	2,635,053	83,346,726
MULTI-UTILITIES — 2.6%
Dominion Energy, Inc.	1,494,666	86,376,748
WEC Energy Group, Inc.	930,501	89,495,586
		175,872,334
OFFICE REITs — 2.6%
Alexandria Real Estate Equities, Inc. REIT	674,222	80,063,862
BXP, Inc. REIT	1,162,510	93,535,555
		173,599,417
OIL, GAS & CONSUMABLE FUELS — 4.8%
Chevron Corp.	501,461	73,850,161
Kinder Morgan, Inc.	3,693,987	81,600,173
ONEOK, Inc.	946,377	86,243,336

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Williams Cos., Inc.	1,833,817	$83,713,746
		325,407,416
PERSONAL CARE PRODUCTS — 1.5%
Kenvue, Inc.	4,287,736	99,175,334
PHARMACEUTICALS — 3.6%
Bristol-Myers Squibb Co.	1,744,618	90,266,535
Pfizer, Inc.	2,593,732	75,062,604
Viatris, Inc.	6,646,296	77,163,497
		242,492,636
RESIDENTIAL REITs — 6.2%
Camden Property Trust REIT	689,044	85,117,605
Equity Residential REIT	1,110,610	82,696,021
Essex Property Trust, Inc. REIT	272,489	80,498,700
Mid-America Apartment Communities, Inc. REIT	543,315	86,332,753
UDR, Inc. REIT	1,877,534	85,127,392
		419,772,471
RETAIL REITs — 6.3%
Federal Realty Investment Trust REIT	726,515	83,527,430
Kimco Realty Corp. REIT	3,720,104	86,380,815
Realty Income Corp. REIT	1,360,758	86,299,272
Regency Centers Corp. REIT	1,200,043	86,679,106
Simon Property Group, Inc. REIT	519,819	87,859,807
		430,746,430
SPECIALIZED REITs — 5.2%
Crown Castle, Inc. REIT	738,755	87,638,505
Extra Space Storage, Inc. REIT	480,314	86,547,780
Public Storage REIT	263,100	95,734,197
VICI Properties, Inc. REIT	2,573,670	85,728,948
		355,649,430
SPECIALTY RETAIL — 1.3%
Best Buy Co., Inc.	888,103	91,741,040
Security Description	Shares	Value
TOBACCO — 2.4%
Altria Group, Inc.	1,573,337	$80,303,121
Philip Morris International, Inc.	697,735	84,705,029
		165,008,150
TOTAL COMMON STOCKS (Cost $6,381,304,463)		6,750,621,323
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c)	48,698,377	48,698,377
State Street Navigator Securities Lending Portfolio II (d) (e)	1,073,035	1,073,035
TOTAL SHORT-TERM INVESTMENTS (Cost $49,771,412)		49,771,412
TOTAL INVESTMENTS — 99.9% (Cost $6,431,075,875)		6,800,392,735
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,470,952
NET ASSETS — 100.0%		$6,804,863,687
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	183	12/20/2024	$51,919,071	$53,200,388	$1,281,317
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,750,621,323	$—	$—	$6,750,621,323
Short-Term Investments	49,771,412	—	—	49,771,412
TOTAL INVESTMENTS	$6,800,392,735	$—	$—	$6,800,392,735
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,281,317	$—	$—	$1,281,317
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,281,317	$—	$—	$1,281,317

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45,229,163	$45,242,732	$63,346,332	$108,589,064	$466	$(466)	—	$—	$456,777
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	116,910,040	68,211,663	—	—	48,698,377	48,698,377	139,442
State Street Navigator Securities Lending Portfolio II	—	—	27,382,946	26,309,911	—	—	1,073,035	1,073,035	453
Total		$45,242,732	$207,639,318	$203,110,638	$466	$(466)		$49,771,412	$596,672
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
Boeing Co. (a)	387,788	$58,959,288
General Dynamics Corp.	305,011	92,174,324
Howmet Aerospace, Inc.	202,841	20,334,810
Huntington Ingalls Industries, Inc.	46,398	12,266,703
L3Harris Technologies, Inc.	224,376	53,372,319
Lockheed Martin Corp.	250,936	146,687,148
Northrop Grumman Corp.	162,559	85,842,531
RTX Corp.	1,573,518	190,647,441
Textron, Inc.	221,605	19,629,771
		679,914,335
AIR FREIGHT & LOGISTICS — 0.9%
CH Robinson Worldwide, Inc.	138,578	15,294,854
Expeditors International of Washington, Inc.	105,061	13,805,015
FedEx Corp.	266,554	72,950,499
United Parcel Service, Inc. Class B	866,515	118,140,655
		220,191,023
AIRLINES — 0.2%
Delta Air Lines, Inc.	333,725	16,949,893
Southwest Airlines Co. (b)	709,161	21,012,440
United Airlines Holdings, Inc. (a)	390,458	22,279,534
		60,241,867
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	314,364	22,637,352
BorgWarner, Inc.	270,081	9,801,239
		32,438,591
AUTOMOBILES — 0.4%
Ford Motor Co.	4,618,510	48,771,466
General Motors Co.	1,329,459	59,612,941
		108,384,407
BANKS — 9.0%
Bank of America Corp.	7,985,559	316,866,981
Bank of New York Mellon Corp.	872,933	62,728,965
Citigroup, Inc.	2,258,217	141,364,384
Citizens Financial Group, Inc.	530,246	21,777,203
Fifth Third Bancorp	800,541	34,295,177
Goldman Sachs Group, Inc.	373,554	184,950,321
Huntington Bancshares, Inc.	1,718,378	25,260,157
JPMorgan Chase & Co.	3,365,495	709,648,276
KeyCorp	1,097,840	18,388,820
M&T Bank Corp.	197,780	35,228,574
Morgan Stanley	1,473,614	153,609,523
Northern Trust Corp.	238,541	21,475,846
PNC Financial Services Group, Inc.	470,233	86,922,570
Regions Financial Corp.	1,082,518	25,255,145
State Street Corp. (c)	353,227	31,249,993
Truist Financial Corp.	1,586,164	67,840,234
U.S. Bancorp	1,847,735	84,496,922
Security Description	Shares	Value
Wells Fargo & Co.	4,026,274	$227,444,218
		2,248,803,309
BEVERAGES — 2.1%
Brown-Forman Corp. Class B (b)	213,073	10,483,192
Coca-Cola Co.	2,798,880	201,127,517
Constellation Brands, Inc. Class A	185,322	47,755,626
Keurig Dr. Pepper, Inc.	1,251,183	46,894,339
Molson Coors Beverage Co. Class B	207,773	11,951,103
Monster Beverage Corp. (a)	335,410	17,498,340
PepsiCo, Inc.	1,039,851	176,826,662
		512,536,779
BIOTECHNOLOGY — 3.1%
AbbVie, Inc.	1,316,345	259,951,811
Amgen, Inc.	635,809	204,864,018
Biogen, Inc. (a)	171,882	33,317,607
Gilead Sciences, Inc.	1,472,707	123,471,755
Incyte Corp. (a)	188,004	12,427,064
Moderna, Inc. (a)	400,127	26,740,487
Regeneron Pharmaceuticals, Inc. (a)	50,180	52,751,223
Vertex Pharmaceuticals, Inc. (a)	109,952	51,136,476
		764,660,441
BROADLINE RETAIL — 0.1%
eBay, Inc.	578,424	37,661,187
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	53,475	4,803,659
Allegion PLC	63,906	9,313,661
Carrier Global Corp.	516,202	41,549,099
Johnson Controls International PLC	790,212	61,328,353
Masco Corp.	118,907	9,981,054
Trane Technologies PLC	82,784	32,180,624
		159,156,450
CAPITAL MARKETS — 3.3%
Ameriprise Financial, Inc.	54,576	25,640,350
BlackRock, Inc.	164,657	156,343,468
Blackstone, Inc.	237,400	36,353,062
Cboe Global Markets, Inc.	44,545	9,125,934
Charles Schwab Corp.	1,767,565	114,555,888
CME Group, Inc.	272,959	60,228,403
FactSet Research Systems, Inc.	23,875	10,978,919
Franklin Resources, Inc.	353,846	7,129,997
Intercontinental Exchange, Inc.	679,087	109,088,536
Invesco Ltd.	533,305	9,364,836
MarketAxess Holdings, Inc.	45,003	11,529,769
Moody's Corp.	98,183	46,596,670
MSCI, Inc.	40,043	23,342,266
Nasdaq, Inc.	489,187	35,715,543
Raymond James Financial, Inc.	219,280	26,853,029
S&P Global, Inc.	212,170	109,611,265

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
T. Rowe Price Group, Inc.	264,129	$28,771,572
		821,229,507
CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	263,288	78,391,369
Albemarle Corp. (b)	138,540	13,121,123
CF Industries Holdings, Inc.	98,109	8,417,752
Corteva, Inc.	818,859	48,140,721
Dow, Inc.	829,115	45,294,553
DuPont de Nemours, Inc.	493,812	44,003,587
Eastman Chemical Co.	138,363	15,489,738
Ecolab, Inc.	146,793	37,480,657
FMC Corp.	148,236	9,774,682
International Flavors & Fragrances, Inc.	302,623	31,754,231
Linde PLC	273,161	130,259,555
LyondellBasell Industries NV Class A	307,624	29,501,142
Mosaic Co.	376,872	10,092,632
PPG Industries, Inc.	275,970	36,554,986
Sherwin-Williams Co.	137,290	52,399,474
		590,676,202
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	182,325	37,537,071
Republic Services, Inc.	103,841	20,855,426
Rollins, Inc.	189,820	9,601,096
Veralto Corp.	292,334	32,700,481
Waste Management, Inc.	229,200	47,581,920
		148,275,994
COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	4,765,632	253,626,935
F5, Inc. (a)	68,855	15,161,871
Juniper Networks, Inc.	385,813	15,038,991
Motorola Solutions, Inc.	83,075	37,353,012
		321,180,809
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	53,576	15,973,684
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	24,607	13,244,718
Vulcan Materials Co.	56,449	14,136,523
		27,381,241
CONSUMER FINANCE — 0.7%
American Express Co.	199,248	54,036,058
Capital One Financial Corp.	451,647	67,625,105
Discover Financial Services	137,015	19,221,834
Synchrony Financial	467,540	23,320,895
		164,203,892
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.6%
Costco Wholesale Corp.	304,185	269,666,086
Dollar General Corp.	259,561	21,951,074
Dollar Tree, Inc. (a)	238,950	16,802,964
Kroger Co.	785,440	45,005,712
Sysco Corp.	581,691	45,406,800
Security Description	Shares	Value
Target Corp.	547,272	$85,297,814
Walgreens Boots Alliance, Inc.	845,097	7,572,069
Walmart, Inc.	5,137,851	414,881,468
		906,583,987
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,704,064	19,307,045
Avery Dennison Corp.	95,622	21,109,513
Ball Corp.	359,119	24,387,771
International Paper Co.	412,113	20,131,720
Packaging Corp. of America	105,564	22,738,486
Smurfit WestRock PLC	583,637	28,843,340
		136,517,875
DISTRIBUTORS — 0.2%
Genuine Parts Co.	165,027	23,050,971
LKQ Corp.	311,435	12,432,485
Pool Corp.	19,412	7,314,442
		42,797,898
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	8,481,626	186,595,772
Verizon Communications, Inc.	4,979,396	223,624,674
		410,220,446
ELECTRIC UTILITIES — 3.7%
Alliant Energy Corp.	304,135	18,457,953
American Electric Power Co., Inc.	629,419	64,578,390
Constellation Energy Corp.	203,451	52,901,329
Duke Energy Corp.	913,246	105,297,264
Edison International	455,735	39,689,961
Entergy Corp.	252,435	33,222,970
Evergy, Inc.	271,398	16,829,390
Eversource Energy	422,727	28,766,572
Exelon Corp.	1,181,793	47,921,706
FirstEnergy Corp.	606,266	26,887,897
NextEra Energy, Inc.	2,430,308	205,433,935
NRG Energy, Inc.	244,154	22,242,429
PG&E Corp.	2,529,857	50,015,273
Pinnacle West Capital Corp.	134,220	11,890,550
PPL Corp.	872,005	28,845,926
Southern Co.	1,293,365	116,635,656
Xcel Energy, Inc.	656,673	42,880,747
		912,497,948
ELECTRICAL EQUIPMENT — 0.9%
AMETEK, Inc.	142,560	24,478,977
Eaton Corp. PLC	178,963	59,315,497
Emerson Electric Co.	677,124	74,057,052
GE Vernova, Inc. (a)	184,881	47,140,957
Generac Holdings, Inc. (a)	28,041	4,455,154
Rockwell Automation, Inc.	69,884	18,761,059
		228,208,696
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	626,471	40,820,850

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
CDW Corp.	91,665	$20,743,789
Corning, Inc.	911,088	41,135,623
Hubbell, Inc.	34,284	14,685,551
Jabil, Inc.	61,772	7,402,139
Keysight Technologies, Inc. (a)	207,112	32,916,310
TE Connectivity PLC	219,245	33,103,803
Teledyne Technologies, Inc. (a)	55,354	24,226,232
Trimble, Inc. (a)	288,854	17,934,945
Zebra Technologies Corp. Class A (a)	60,775	22,506,198
		255,475,440
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes Co.	1,175,078	42,479,070
Halliburton Co.	1,044,311	30,337,235
Schlumberger NV	1,679,714	70,464,002
		143,280,307
ENTERTAINMENT — 1.1%
Electronic Arts, Inc.	159,217	22,838,087
Take-Two Interactive Software, Inc. (a)	96,434	14,822,870
Walt Disney Co.	2,145,263	206,352,848
Warner Bros Discovery, Inc. (a)	2,647,709	21,843,599
		265,857,404
FINANCIAL SERVICES — 6.3%
Berkshire Hathaway, Inc. Class B (a)	2,166,848	997,313,460
Fidelity National Information Services, Inc.	645,382	54,050,742
Fiserv, Inc. (a)	326,926	58,732,256
Global Payments, Inc.	301,590	30,888,848
Jack Henry & Associates, Inc.	85,864	15,158,431
Mastercard, Inc. Class A	273,284	134,947,639
PayPal Holdings, Inc. (a)	1,209,262	94,358,714
Visa, Inc. Class A	671,822	184,717,459
		1,570,167,549
FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	565,627	33,790,557
Bunge Global SA	167,425	16,179,952
Campbell Soup Co.	232,472	11,372,530
Conagra Brands, Inc.	563,456	18,323,589
General Mills, Inc.	658,447	48,626,311
Hershey Co.	108,237	20,757,692
Hormel Foods Corp.	342,846	10,868,218
J.M. Smucker Co.	124,892	15,124,421
Kellanova	317,376	25,615,417
Kraft Heinz Co.	1,044,108	36,658,632
Lamb Weston Holdings, Inc. (b)	57,476	3,720,996
McCormick & Co., Inc.	298,639	24,577,990
Mondelez International, Inc. Class A	916,464	67,515,903
Tyson Foods, Inc. Class A	338,621	20,168,267
		353,300,475
Security Description	Shares	Value
GAS UTILITIES — 0.1%
Atmos Energy Corp.	183,590	$25,465,769
GROUND TRANSPORTATION — 0.9%
CSX Corp.	1,146,636	39,593,341
JB Hunt Transport Services, Inc.	95,860	16,519,554
Norfolk Southern Corp.	267,422	66,454,367
Union Pacific Corp.	396,297	97,679,284
		220,246,546
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	2,058,044	234,637,596
Align Technology, Inc. (a)	37,393	9,509,788
Baxter International, Inc.	604,891	22,967,711
Becton Dickinson & Co.	341,826	82,414,249
Boston Scientific Corp. (a)	784,222	65,717,804
Cooper Cos., Inc. (a)	135,998	15,006,019
Dexcom, Inc. (a)	183,417	12,296,276
Edwards Lifesciences Corp. (a)	448,938	29,625,419
GE HealthCare Technologies, Inc.	540,098	50,688,197
Hologic, Inc. (a)	275,998	22,482,797
IDEXX Laboratories, Inc. (a)	42,860	21,653,729
Insulet Corp. (a)	50,980	11,865,595
Intuitive Surgical, Inc. (a)	142,763	70,135,179
Medtronic PLC	1,517,140	136,588,114
ResMed, Inc.	173,433	42,338,464
Solventum Corp. (a)	162,340	11,318,345
STERIS PLC	50,938	12,354,503
Stryker Corp.	145,974	52,734,567
Teleflex, Inc.	55,588	13,748,024
Zimmer Biomet Holdings, Inc.	240,964	26,012,064
		944,094,440
HEALTH CARE PROVIDERS & SERVICES — 4.5%
Cardinal Health, Inc.	287,804	31,808,098
Cencora, Inc.	206,360	46,447,509
Centene Corp. (a)	622,279	46,845,163
Cigna Group	330,674	114,558,701
CVS Health Corp.	1,485,446	93,404,844
DaVita, Inc. (a)	24,616	4,035,301
Elevance Health, Inc.	274,289	142,630,280
HCA Healthcare, Inc.	114,338	46,470,393
Henry Schein, Inc. (a)	149,855	10,924,429
Humana, Inc.	142,462	45,123,414
Labcorp Holdings, Inc.	99,322	22,196,481
McKesson Corp.	153,346	75,817,329
Molina Healthcare, Inc. (a)	28,588	9,850,281
Quest Diagnostics, Inc.	131,915	20,479,804
UnitedHealth Group, Inc.	677,229	395,962,252
Universal Health Services, Inc. Class B	70,303	16,100,090
		1,122,654,369
HEALTH CARE REITs — 0.6%
Healthpeak Properties, Inc. REIT	836,438	19,129,337
Ventas, Inc. REIT	488,740	31,342,896

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Welltower, Inc. REIT	684,584	$87,647,290
		138,119,523
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	330,249	5,812,382
HOTELS, RESTAURANTS & LEISURE — 1.2%
Airbnb, Inc. Class A (a)	261,012	33,098,932
Caesars Entertainment, Inc. (a)	105,745	4,413,796
Carnival Corp. (a)	342,371	6,327,016
Darden Restaurants, Inc.	67,165	11,023,791
Domino's Pizza, Inc.	24,934	10,725,111
Las Vegas Sands Corp.	163,061	8,208,491
McDonald's Corp.	475,199	144,702,848
MGM Resorts International (a) (b)	87,364	3,415,059
Starbucks Corp.	550,018	53,621,255
Yum! Brands, Inc.	179,319	25,052,657
		300,588,956
HOUSEHOLD DURABLES — 0.2%
Garmin Ltd.	83,425	14,685,303
Lennar Corp. Class A	125,777	23,580,672
Mohawk Industries, Inc. (a)	62,239	10,000,562
		48,266,537
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	157,112	16,452,769
Clorox Co.	146,605	23,883,420
Colgate-Palmolive Co.	589,643	61,210,840
Kimberly-Clark Corp.	398,713	56,728,886
Procter & Gamble Co.	1,698,598	294,197,173
		452,473,088
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	839,613	16,842,637
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	649,826	88,831,214
General Electric Co.	731,121	137,874,798
Honeywell International, Inc.	770,276	159,223,752
		385,929,764
INDUSTRIAL REITs — 0.6%
Prologis, Inc. REIT	1,095,242	138,307,160
INSURANCE — 3.7%
Aflac, Inc.	596,172	66,652,030
Allstate Corp.	312,846	59,331,244
American International Group, Inc.	761,718	55,780,609
Aon PLC Class A	126,154	43,648,022
Arthur J Gallagher & Co.	126,795	35,676,309
Assurant, Inc.	61,585	12,246,793
Brown & Brown, Inc.	61,284	6,349,022
Chubb Ltd.	444,395	128,159,074
Cincinnati Financial Corp.	185,133	25,200,304
Erie Indemnity Co. Class A	12,347	6,665,158
Everest Group Ltd.	51,340	20,116,552
Security Description	Shares	Value
Globe Life, Inc.	106,186	$11,246,159
Hartford Financial Services Group, Inc.	346,634	40,767,625
Loews Corp.	214,514	16,957,332
Marsh & McLennan Cos., Inc.	279,262	62,300,560
MetLife, Inc.	695,833	57,392,306
Principal Financial Group, Inc.	252,037	21,649,978
Progressive Corp.	346,657	87,967,680
Prudential Financial, Inc.	422,294	51,139,803
Travelers Cos., Inc.	269,644	63,129,053
W.R. Berkley Corp.	355,663	20,176,762
Willis Towers Watson PLC	120,120	35,378,944
		927,931,319
INTERACTIVE MEDIA & SERVICES — 0.0% (d)
Match Group, Inc. (a)	305,068	11,543,773
IT SERVICES — 1.7%
Accenture PLC Class A	340,841	120,480,477
Akamai Technologies, Inc. (a)	94,786	9,568,647
Cognizant Technology Solutions Corp. Class A	586,308	45,251,251
EPAM Systems, Inc. (a)	40,640	8,088,579
International Business Machines Corp.	1,088,669	240,682,943
VeriSign, Inc. (a)	51,572	9,796,617
		433,868,514
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	154,379	11,164,689
LIFE SCIENCES TOOLS & SERVICES — 2.2%
Agilent Technologies, Inc.	345,160	51,249,357
Bio-Techne Corp.	187,417	14,980,241
Charles River Laboratories International, Inc. (a)	60,983	12,011,821
Danaher Corp.	760,376	211,399,736
IQVIA Holdings, Inc. (a)	127,012	30,098,034
Mettler-Toledo International, Inc. (a)	15,563	23,339,831
Revvity, Inc.	145,870	18,634,892
Thermo Fisher Scientific, Inc.	280,180	173,310,943
Waters Corp. (a)	44,280	15,935,929
		550,960,784
MACHINERY — 2.0%
Caterpillar, Inc.	240,906	94,223,155
Cummins, Inc.	162,107	52,488,626
Deere & Co.	130,344	54,396,462
Dover Corp.	162,251	31,110,007
IDEX Corp.	89,351	19,165,789
Illinois Tool Works, Inc.	172,539	45,217,296
Ingersoll Rand, Inc.	110,595	10,856,005
Nordson Corp.	64,053	16,822,239
Otis Worldwide Corp.	289,000	30,038,660
PACCAR, Inc.	166,683	16,448,278
Parker-Hannifin Corp.	33,635	21,251,266
Pentair PLC	57,886	5,660,672
Snap-on, Inc.	34,262	9,926,044

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Stanley Black & Decker, Inc.	182,419	$20,089,804
Westinghouse Air Brake Technologies Corp.	207,180	37,659,109
Xylem, Inc.	286,611	38,701,083
		504,054,495
MEDIA — 1.2%
Charter Communications, Inc. Class A (a) (b)	62,049	20,108,840
Comcast Corp. Class A	4,569,540	190,869,686
Fox Corp. Class A (b)	265,703	11,247,208
Fox Corp. Class B	154,793	6,005,968
Interpublic Group of Cos., Inc.	444,300	14,053,209
News Corp. Class A	449,974	11,982,808
News Corp. Class B (b)	134,039	3,746,390
Omnicom Group, Inc. (b)	231,480	23,932,717
Paramount Global Class B	703,477	7,470,926
		289,417,752
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	850,947	42,479,274
Newmont Corp.	1,357,254	72,545,226
Nucor Corp.	103,856	15,613,711
Steel Dynamics, Inc.	62,872	7,926,902
		138,565,113
MULTI-UTILITIES — 1.5%
Ameren Corp.	315,105	27,559,083
CenterPoint Energy, Inc.	770,949	22,681,320
CMS Energy Corp.	352,863	24,922,714
Consolidated Edison, Inc.	409,984	42,691,634
Dominion Energy, Inc.	992,375	57,349,351
DTE Energy Co.	245,540	31,529,791
NiSource, Inc.	529,549	18,348,873
Public Service Enterprise Group, Inc.	588,804	52,527,205
Sempra	748,913	62,631,594
WEC Energy Group, Inc.	374,792	36,047,495
		376,289,060
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	184,165	21,869,594
BXP, Inc. REIT	171,036	13,761,556
		35,631,150
OIL, GAS & CONSUMABLE FUELS — 5.4%
Chevron Corp.	2,012,030	296,311,658
ConocoPhillips	425,808	44,829,066
Coterra Energy, Inc.	297,372	7,122,059
Devon Energy Corp.	740,733	28,977,475
EOG Resources, Inc.	228,653	28,108,313
EQT Corp.	701,938	25,719,008
Exxon Mobil Corp.	5,255,363	616,033,651
Kinder Morgan, Inc.	2,283,599	50,444,702
Marathon Oil Corp.	313,041	8,336,282
Marathon Petroleum Corp.	178,107	29,015,411
Occidental Petroleum Corp.	796,534	41,053,362
Security Description	Shares	Value
ONEOK, Inc.	263,088	$23,975,210
Phillips 66 Co.	495,157	65,088,388
Valero Energy Corp.	378,950	51,169,619
Williams Cos., Inc.	881,064	40,220,572
		1,356,404,776
PERSONAL CARE PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	276,380	27,552,322
Kenvue, Inc.	2,268,261	52,464,877
		80,017,199
PHARMACEUTICALS — 4.2%
Bristol-Myers Squibb Co.	2,398,257	124,085,817
Catalent, Inc. (a)	213,391	12,925,093
Johnson & Johnson	2,847,489	461,464,067
Merck & Co., Inc.	1,799,094	204,305,115
Pfizer, Inc.	6,703,099	193,987,685
Viatris, Inc.	1,413,387	16,409,423
Zoetis, Inc.	241,152	47,116,278
		1,060,293,478
PROFESSIONAL SERVICES — 0.9%
Amentum Holdings, Inc. (a)	148,549	4,790,705
Automatic Data Processing, Inc.	294,276	81,434,997
Broadridge Financial Solutions, Inc.	59,539	12,802,671
Dayforce, Inc. (a) (b)	82,315	5,041,794
Equifax, Inc.	89,254	26,228,180
Jacobs Solutions, Inc.	148,549	19,445,064
Leidos Holdings, Inc.	159,952	26,072,176
Paychex, Inc.	226,772	30,430,535
Paycom Software, Inc.	32,289	5,378,379
Verisk Analytics, Inc.	75,832	20,319,943
		231,944,444
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	356,491	44,376,000
CoStar Group, Inc. (a)	275,084	20,752,337
		65,128,337
RESIDENTIAL REITs — 0.7%
AvalonBay Communities, Inc. REIT	168,269	37,902,592
Camden Property Trust REIT	125,830	15,543,780
Equity Residential REIT	403,598	30,051,907
Essex Property Trust, Inc. REIT	76,197	22,510,118
Invitation Homes, Inc. REIT	673,957	23,763,724
Mid-America Apartment Communities, Inc. REIT	138,787	22,053,254
UDR, Inc. REIT	357,276	16,198,894
		168,024,269
RETAIL REITs — 0.6%
Federal Realty Investment Trust REIT	88,579	10,183,928
Kimco Realty Corp. REIT	791,902	18,387,964
Realty Income Corp. REIT	1,030,157	65,332,557
Regency Centers Corp. REIT	194,383	14,040,284

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Simon Property Group, Inc. REIT	228,402	$38,604,506
		146,549,239
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Analog Devices, Inc.	240,723	55,407,213
Enphase Energy, Inc. (a)	100,756	11,387,443
First Solar, Inc. (a)	126,747	31,615,772
Intel Corp.	5,045,528	118,368,087
Microchip Technology, Inc.	260,228	20,893,706
Micron Technology, Inc.	1,312,264	136,094,899
NXP Semiconductors NV	75,304	18,073,713
ON Semiconductor Corp. (a)	283,780	20,605,266
Qorvo, Inc. (a)	112,178	11,587,987
QUALCOMM, Inc.	632,547	107,564,617
Skyworks Solutions, Inc.	189,097	18,677,111
Teradyne, Inc.	192,962	25,843,401
Texas Instruments, Inc.	680,443	140,559,111
		716,678,326
SOFTWARE — 0.5%
ANSYS, Inc. (a)	44,373	14,138,569
Autodesk, Inc. (a)	122,297	33,690,377
Gen Digital, Inc.	640,697	17,574,319
PTC, Inc. (a)	56,576	10,221,020
Roper Technologies, Inc.	72,340	40,252,870
		115,877,155
SPECIALIZED REITs — 1.7%
American Tower Corp. REIT	326,298	75,883,863
Crown Castle, Inc. REIT	514,595	61,046,405
Digital Realty Trust, Inc. REIT	214,796	34,760,437
Equinix, Inc. REIT	59,450	52,769,603
Extra Space Storage, Inc. REIT	250,928	45,214,716
Iron Mountain, Inc. REIT	170,497	20,260,158
Public Storage REIT	108,064	39,321,248
SBA Communications Corp. REIT	76,161	18,331,953
VICI Properties, Inc. REIT	1,232,610	41,058,239
Weyerhaeuser Co. REIT	862,988	29,220,774
		417,867,396
SPECIALTY RETAIL — 2.6%
AutoZone, Inc. (a)	6,296	19,832,652
Best Buy Co., Inc.	232,262	23,992,665
CarMax, Inc. (a)	185,839	14,380,222
Home Depot, Inc.	738,905	299,404,306
Lowe's Cos., Inc.	674,025	182,559,671
O'Reilly Automotive, Inc. (a)	18,492	21,295,387
TJX Cos., Inc.	467,874	54,993,910
Tractor Supply Co.	74,068	21,548,603
Ulta Beauty, Inc. (a)	19,392	7,545,815
		645,553,231
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Dell Technologies, Inc. Class C	159,899	18,954,427
Hewlett Packard Enterprise Co.	1,534,488	31,395,624
Security Description	Shares	Value
HP, Inc.	1,157,534	$41,520,745
NetApp, Inc.	153,180	18,919,262
Seagate Technology Holdings PLC	146,560	16,052,717
Western Digital Corp. (a)	385,803	26,346,487
		153,189,262
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
NIKE, Inc. Class B	810,117	71,614,343
Ralph Lauren Corp.	20,761	4,024,935
Tapestry, Inc.	270,994	12,731,298
		88,370,576
TOBACCO — 1.0%
Altria Group, Inc.	2,018,274	103,012,705
Philip Morris International, Inc.	1,159,342	140,744,119
		243,756,824
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	338,483	24,174,456
WW Grainger, Inc.	13,096	13,604,256
		37,778,712
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	230,526	33,712,122
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile U.S., Inc.	579,713	119,629,575
TOTAL COMMON STOCKS (Cost $21,681,912,546)		24,896,820,484
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (e) (f)	20,452,232	20,452,232
State Street Navigator Securities Lending Portfolio II (c) (g)	61,767,744	61,767,744
TOTAL SHORT-TERM INVESTMENTS (Cost $82,219,976)		82,219,976
TOTAL INVESTMENTS — 100.1% (Cost $21,764,132,522)		24,979,040,460
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(32,704,596)
NET ASSETS — 100.0%		$24,946,335,864
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

(f)	The rate shown is the annualized seven-day yield at September 30, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,896,820,484	$—	$—	$24,896,820,484
Short-Term Investments	82,219,976	—	—	82,219,976
TOTAL INVESTMENTS	$24,979,040,460	$—	$—	$24,979,040,460

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	331,581	$24,536,994	$2,858,018	$1,105,017	$113,731	$4,846,267	353,227	$31,249,993	$228,791
State Street Institutional Liquid Reserves Fund, Premier Class	20,686,220	20,692,426	88,844,655	109,537,081	656	(656)	—	—	165,549
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	149,133,204	128,680,972	—	—	20,452,232	20,452,232	108,993
State Street Navigator Securities Lending Portfolio II	57,581,983	57,581,983	259,353,193	255,167,432	—	—	61,767,744	61,767,744	22,905
Total		$102,811,403	$500,189,070	$494,490,502	$114,387	$4,845,611		$113,469,969	$526,238
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.3%
AAR Corp. (a) (b)	308,474	$20,161,861
AeroVironment, Inc. (a) (b)	242,816	48,684,608
Mercury Systems, Inc. (a) (b)	437,608	16,191,496
Moog, Inc. Class A	251,184	50,744,192
National Presto Industries, Inc.	43,679	3,282,040
Triumph Group, Inc. (a) (b)	694,778	8,955,688
		148,019,885
AIR FREIGHT & LOGISTICS — 0.3%
Forward Air Corp. (b)	165,615	5,862,771
Hub Group, Inc. Class A	533,860	24,263,937
		30,126,708
AIRLINES — 0.9%
Alaska Air Group, Inc. (a)	1,093,354	49,430,534
Allegiant Travel Co. (b)	125,032	6,884,262
JetBlue Airways Corp. (a) (b)	2,585,035	16,957,829
SkyWest, Inc. (a)	347,531	29,547,086
Sun Country Airlines Holdings, Inc. (a)	342,713	3,841,813
		106,661,524
AUTO COMPONENTS — 1.5%
Adient PLC (a) (b)	755,670	17,055,472
American Axle & Manufacturing Holdings, Inc. (a)	1,013,421	6,262,942
Dana, Inc.	1,118,202	11,808,213
Dorman Products, Inc. (a)	235,794	26,673,017
Fox Factory Holding Corp. (a) (b)	361,266	14,992,539
Gentherm, Inc. (a)	271,547	12,640,513
LCI Industries (b)	220,626	26,594,258
Patrick Industries, Inc.	194,171	27,644,125
Phinia, Inc. (b)	378,567	17,425,439
Standard Motor Products, Inc.	173,831	5,771,189
XPEL, Inc. (a) (b)	192,390	8,343,955
		175,211,662
AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	250,983	14,584,622
BANKS — 9.3%
Ameris Bancorp	560,554	34,972,964
Atlantic Union Bankshares Corp. (b)	778,074	29,310,048
Axos Financial, Inc. (a)	469,054	29,494,116
Banc of California, Inc.	1,193,579	17,581,419
BancFirst Corp. (b)	171,735	18,075,109
Bancorp, Inc. (a) (b)	424,347	22,702,564
Bank of Hawaii Corp. (b)	344,373	21,616,293
BankUnited, Inc.	647,859	23,607,982
Banner Corp.	298,599	17,784,556
Berkshire Hills Bancorp, Inc.	365,682	9,847,816
Brookline Bancorp, Inc.	803,424	8,106,548
Capitol Federal Financial, Inc.	1,115,613	6,515,180
Cathay General Bancorp	625,477	26,864,237
Security Description	Shares	Value
Central Pacific Financial Corp.	233,265	$6,883,650
City Holding Co. (b)	127,407	14,956,308
Comerica, Inc.	1,157,888	69,369,070
Community Financial System, Inc.	455,323	26,440,607
Customers Bancorp, Inc. (a)	257,622	11,966,542
CVB Financial Corp.	1,137,987	20,278,928
Dime Community Bancshares, Inc. (b)	316,991	9,129,341
Eagle Bancorp, Inc.	259,786	5,865,968
FB Financial Corp.	303,214	14,229,833
First BanCorp	1,411,208	29,875,273
First Bancorp/Southern Pines NC	357,737	14,878,282
First Commonwealth Financial Corp.	884,396	15,167,391
First Financial Bancorp	827,444	20,876,412
First Hawaiian, Inc.	1,108,360	25,658,534
Fulton Financial Corp.	1,576,490	28,581,764
Hanmi Financial Corp.	258,377	4,805,812
Heritage Financial Corp.	313,591	6,826,876
Hilltop Holdings, Inc.	399,659	12,853,033
Hope Bancorp, Inc.	1,046,352	13,142,181
Independent Bank Corp.	368,131	21,767,586
Independent Bank Group, Inc.	312,498	18,018,635
Lakeland Financial Corp. (b)	221,033	14,393,669
National Bank Holdings Corp. Class A	328,666	13,836,839
NBT Bancorp, Inc. (b)	408,795	18,081,003
Northwest Bancshares, Inc.	1,103,876	14,769,861
OFG Bancorp	403,566	18,128,185
Pacific Premier Bancorp, Inc.	835,641	21,024,728
Park National Corp.	125,976	21,161,448
Pathward Financial, Inc.	216,493	14,290,703
Preferred Bank (b)	111,433	8,942,498
Provident Financial Services, Inc.	1,130,834	20,988,279
Renasant Corp.	550,840	17,902,300
S&T Bancorp, Inc.	331,504	13,913,223
Seacoast Banking Corp. of Florida	732,668	19,525,602
ServisFirst Bancshares, Inc. (b)	434,785	34,978,453
Simmons First National Corp. Class A	1,088,136	23,438,449
Southside Bancshares, Inc.	245,657	8,212,314
Stellar Bancorp, Inc.	426,095	11,031,600
Tompkins Financial Corp.	107,860	6,233,229
Triumph Financial, Inc. (a) (b)	189,839	15,099,794
TrustCo Bank Corp.	163,561	5,408,962
Trustmark Corp.	530,475	16,879,715
United Community Banks, Inc.	1,033,074	30,041,792
Veritex Holdings, Inc.	471,314	12,404,984
WaFd, Inc.	703,903	24,531,020
Westamerica BanCorp	231,303	11,430,994
WSFS Financial Corp.	513,630	26,189,994
		1,100,890,496

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	121,973	$10,154,252
National Beverage Corp.	202,231	9,492,723
		19,646,975
BIOTECHNOLOGY — 2.3%
ADMA Biologics, Inc. (a)	2,020,012	40,380,040
Alkermes PLC (a)	1,427,126	39,945,257
Arcus Biosciences, Inc. (a) (b)	465,387	7,115,767
Catalyst Pharmaceuticals, Inc. (a)	966,907	19,222,111
Dynavax Technologies Corp. (a)	1,056,195	11,766,012
Ironwood Pharmaceuticals, Inc. (a)	1,284,053	5,290,298
Krystal Biotech, Inc. (a) (b)	219,144	39,890,782
Myriad Genetics, Inc. (a)	787,072	21,557,902
Protagonist Therapeutics, Inc. (a)	510,459	22,970,655
REGENXBIO, Inc. (a)	418,604	4,391,156
TG Therapeutics, Inc. (a) (b)	1,156,128	27,041,834
Tobira Therapeutics, Inc. CVR (a)	740	3,352
Vericel Corp. (a)	424,925	17,953,081
Vir Biotechnology, Inc. (a)	787,364	5,897,357
Xencor, Inc. (a)	534,895	10,756,739
		274,182,343
BROADLINE RETAIL — 0.6%
Etsy, Inc. (a)	1,002,050	55,643,836
Kohl's Corp. (b)	963,798	20,336,138
		75,979,974
BUILDING PRODUCTS — 2.7%
American Woodmark Corp. (a)	135,044	12,619,862
Apogee Enterprises, Inc.	190,051	13,306,421
Armstrong World Industries, Inc.	381,605	50,154,345
AZZ, Inc.	258,440	21,349,728
CSW Industrials, Inc. (b)	144,164	52,820,248
Gibraltar Industries, Inc. (a)	264,128	18,470,471
Griffon Corp.	354,394	24,807,580
Hayward Holdings, Inc. (a) (b)	1,230,501	18,875,885
Insteel Industries, Inc.	178,765	5,557,804
Masterbrand, Inc. (a)	1,101,215	20,416,526
Quanex Building Products Corp.	402,719	11,175,452
Resideo Technologies, Inc. (a)	1,268,852	25,554,679
Zurn Elkay Water Solutions Corp. (b)	1,244,274	44,719,208
		319,828,209
CAPITAL MARKETS — 2.6%
Artisan Partners Asset Management, Inc. Class A (b)	605,743	26,240,787
BGC Group, Inc. Class A	3,279,500	30,105,810
Security Description	Shares	Value
Brightsphere Investment Group, Inc.	240,983	$6,120,968
Cohen & Steers, Inc. (b)	232,218	22,281,317
Donnelley Financial Solutions, Inc. (a)	231,480	15,238,328
Moelis & Co. Class A	609,766	41,775,069
Piper Sandler Cos.	137,193	38,936,745
PJT Partners, Inc. Class A (b)	206,238	27,499,775
StepStone Group, Inc. Class A	545,629	31,008,096
StoneX Group, Inc. (a)	248,369	20,336,454
Virtu Financial, Inc. Class A	710,294	21,635,555
Virtus Investment Partners, Inc.	57,670	12,078,982
WisdomTree, Inc. (b)	1,048,589	10,475,404
		303,733,290
CHEMICALS — 2.1%
AdvanSix, Inc.	230,361	6,998,367
Balchem Corp.	281,211	49,493,136
Hawkins, Inc.	164,897	21,019,421
HB Fuller Co.	472,495	37,506,653
Ingevity Corp. (a)	314,979	12,284,181
Innospec, Inc.	216,173	24,447,005
Koppers Holdings, Inc.	177,784	6,494,449
Mativ Holdings, Inc.	469,055	7,969,244
Minerals Technologies, Inc.	278,743	21,527,322
Quaker Chemical Corp. (b)	119,522	20,138,262
Sensient Technologies Corp.	367,214	29,457,907
Stepan Co.	183,273	14,157,839
		251,493,786
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	543,954	28,699,013
Brady Corp. Class A	380,828	29,182,850
CoreCivic, Inc. (a)	955,642	12,088,871
Deluxe Corp.	398,144	7,759,827
Enviri Corp. (a)	691,057	7,145,529
GEO Group, Inc. (a)	1,178,395	15,142,376
Healthcare Services Group, Inc. (a)	665,585	7,434,584
HNI Corp.	408,522	21,994,825
Interface, Inc.	503,885	9,558,698
Liquidity Services, Inc. (a)	205,599	4,687,657
Matthews International Corp. Class A	277,541	6,438,951
MillerKnoll, Inc.	605,204	14,984,851
OPENLANE, Inc. (a)	941,393	15,890,714
Pitney Bowes, Inc.	1,353,486	9,650,355
UniFirst Corp.	130,229	25,869,991
Vestis Corp.	991,362	14,771,294
Viad Corp. (a)	190,969	6,842,419
		238,142,805
COMMUNICATIONS EQUIPMENT — 0.8%
Calix, Inc. (a)	507,505	19,686,119
Digi International, Inc. (a) (b)	314,541	8,659,314
Extreme Networks, Inc. (a)	1,129,534	16,976,896
Harmonic, Inc. (a)	1,008,163	14,688,935

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
NetScout Systems, Inc. (a)	618,117	$13,444,045
Viasat, Inc. (a) (b)	730,902	8,726,970
Viavi Solutions, Inc. (a)	1,923,164	17,346,939
		99,529,218
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	422,759	40,060,643
Dycom Industries, Inc. (a)	252,109	49,690,684
Granite Construction, Inc. (b)	378,575	30,013,426
MYR Group, Inc. (a)	143,087	14,627,784
		134,392,537
CONSUMER FINANCE — 0.8%
Bread Financial Holdings, Inc.	430,561	20,486,092
Encore Capital Group, Inc. (a)	204,826	9,682,125
Enova International, Inc. (a)	228,726	19,164,952
EZCORP, Inc. Class A (a)	444,858	4,986,858
Green Dot Corp. Class A (a)	465,531	5,451,368
Navient Corp. (b)	682,658	10,642,638
PRA Group, Inc. (a)	355,729	7,954,101
PROG Holdings, Inc.	366,818	17,787,005
World Acceptance Corp. (a)	31,303	3,693,128
		99,848,267
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Andersons, Inc. (b)	278,243	13,951,104
Chefs' Warehouse, Inc. (a)	300,225	12,612,452
Grocery Outlet Holding Corp. (a)	849,275	14,904,777
PriceSmart, Inc.	217,949	20,003,359
SpartanNash Co.	290,898	6,519,024
United Natural Foods, Inc. (a) (b)	513,695	8,640,350
		76,631,066
CONTAINERS & PACKAGING — 0.6%
Myers Industries, Inc.	342,644	4,735,340
O-I Glass, Inc. (a)	1,349,541	17,705,978
Sealed Air Corp.	1,262,471	45,827,697
		68,269,015
DIVERSIFIED CONSUMER SERVICES — 1.1%
Adtalem Global Education, Inc. (a)	326,624	24,653,579
Frontdoor, Inc. (a)	663,246	31,829,175
Mister Car Wash, Inc. (a) (b)	850,099	5,534,144
Perdoceo Education Corp.	534,986	11,898,089
Strategic Education, Inc.	211,252	19,551,373
Stride, Inc. (a) (b)	368,712	31,454,821
		124,921,181
DIVERSIFIED REITs — 0.8%
Alexander & Baldwin, Inc. REIT	629,428	12,085,018
American Assets Trust, Inc. REIT	411,722	11,001,212
Armada Hoffler Properties, Inc. REIT	606,288	6,566,099
Essential Properties Realty Trust, Inc. REIT (b)	1,531,117	52,287,645
Security Description	Shares	Value
Global Net Lease, Inc. REIT	1,714,309	$14,434,482
		96,374,456
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Cogent Communications Holdings, Inc. (b)	365,416	27,742,383
Consolidated Communications Holdings, Inc. (a)	689,484	3,199,206
Lumen Technologies, Inc. (a)	8,876,889	63,025,912
Shenandoah Telecommunications Co. (b)	397,220	5,604,774
		99,572,275
ELECTRIC UTILITIES — 0.5%
MGE Energy, Inc. (b)	313,513	28,670,764
Otter Tail Corp. (b)	362,533	28,335,579
		57,006,343
ELECTRICAL EQUIPMENT — 0.5%
Powell Industries, Inc. (b)	81,051	17,992,511
Sunrun, Inc. (a) (b)	1,937,337	34,988,306
Vicor Corp. (a)	204,626	8,614,755
		61,595,572
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Advanced Energy Industries, Inc. (b)	326,474	34,358,124
Arlo Technologies, Inc. (a)	888,333	10,757,713
Badger Meter, Inc.	256,758	56,078,515
Benchmark Electronics, Inc.	312,903	13,867,861
CTS Corp.	263,145	12,730,955
ePlus, Inc. (a)	230,401	22,657,634
Insight Enterprises, Inc. (a) (b)	244,732	52,712,825
Itron, Inc. (a)	389,675	41,621,187
Knowles Corp. (a) (b)	766,359	13,817,453
OSI Systems, Inc. (a)	137,397	20,860,987
PC Connection, Inc.	109,220	8,238,465
Plexus Corp. (a)	235,957	32,257,681
Rogers Corp. (a)	146,644	16,572,238
Sanmina Corp. (a)	473,588	32,417,099
ScanSource, Inc. (a)	196,975	9,460,709
TTM Technologies, Inc. (a)	883,557	16,124,915
		394,534,361
ENERGY EQUIPMENT & SERVICES — 2.0%
Archrock, Inc.	1,464,156	29,634,518
Bristow Group, Inc. (a)	218,123	7,566,687
Cactus, Inc. Class A	576,141	34,378,334
Core Laboratories, Inc. (b)	423,889	7,854,663
Helix Energy Solutions Group, Inc. (a)	1,238,684	13,749,392
Helmerich & Payne, Inc.	855,839	26,034,622
Innovex International, Inc. (a) (b)	311,031	4,565,935
Liberty Energy, Inc. (b)	1,432,873	27,353,546
Nabors Industries Ltd. (a) (b)	81,157	5,232,192
Oceaneering International, Inc. (a)	879,514	21,873,513

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Patterson-UTI Energy, Inc.	3,099,777	$23,713,294
ProPetro Holding Corp. (a) (b)	689,743	5,283,431
RPC, Inc. (b)	709,198	4,510,499
Tidewater, Inc. (a) (b)	418,539	30,046,915
		241,797,541
ENTERTAINMENT — 0.5%
Cinemark Holdings, Inc. (a) (b)	925,445	25,764,389
Madison Square Garden Sports Corp. (a)	144,731	30,141,678
		55,906,067
FINANCIAL SERVICES — 2.3%
EVERTEC, Inc. (b)	554,450	18,790,310
Jackson Financial, Inc. Class A	656,879	59,927,071
Mr. Cooper Group, Inc. (a)	563,155	51,911,628
NCR Atleos Corp. (a)	625,356	17,841,407
NMI Holdings, Inc. (a)	690,459	28,440,006
Payoneer Global, Inc. (a)	2,193,364	16,516,031
Radian Group, Inc.	1,303,579	45,221,156
Walker & Dunlop, Inc.	277,899	31,566,547
		270,214,156
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	682,208	6,058,007
Cal-Maine Foods, Inc.	352,704	26,396,367
Fresh Del Monte Produce, Inc.	289,800	8,560,692
Hain Celestial Group, Inc. (a)	774,522	6,684,125
J&J Snack Foods Corp. (b)	134,626	23,171,827
John B Sanfilippo & Son, Inc.	81,435	7,680,135
Simply Good Foods Co. (a)	789,691	27,457,556
Tootsie Roll Industries, Inc. (b)	142,912	4,425,985
TreeHouse Foods, Inc. (a) (b)	404,765	16,992,035
WK Kellogg Co. (b)	571,938	9,785,859
		137,212,588
GAS UTILITIES — 0.3%
Chesapeake Utilities Corp.	194,602	24,163,730
Northwest Natural Holding Co.	334,818	13,667,271
		37,831,001
GROUND TRANSPORTATION — 0.9%
ArcBest Corp. (b)	204,951	22,226,936
Heartland Express, Inc.	374,195	4,595,115
Hertz Global Holdings, Inc. (a) (b)	1,047,894	3,458,050
Marten Transport Ltd.	499,421	8,839,752
RXO, Inc. (a) (b)	1,195,375	33,470,500
Schneider National, Inc. Class B (b)	407,402	11,627,253
Werner Enterprises, Inc. (b)	535,641	20,670,386
		104,887,992
HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Artivion, Inc. (a)	326,730	8,697,553
Avanos Medical, Inc. (a)	397,126	9,542,938
CONMED Corp. (b)	266,918	19,196,742
Embecta Corp.	521,190	7,348,779
Security Description	Shares	Value
Glaukos Corp. (a)	479,643	$62,487,890
ICU Medical, Inc. (a)	211,686	38,573,423
Inari Medical, Inc. (a)	434,270	17,909,295
Inspire Medical Systems, Inc. (a) (b)	260,400	54,957,420
Integer Holdings Corp. (a) (b)	290,569	37,773,970
Integra LifeSciences Holdings Corp. (a) (b)	578,277	10,507,293
LeMaitre Vascular, Inc. (b)	180,589	16,774,912
Merit Medical Systems, Inc. (a) (b)	508,325	50,237,760
Omnicell, Inc. (a)	398,621	17,379,876
QuidelOrtho Corp. (a)	501,164	22,853,078
STAAR Surgical Co. (a)	426,187	15,832,847
Tandem Diabetes Care, Inc. (a) (b)	567,321	24,060,084
TransMedics Group, Inc. (a)	289,500	45,451,500
UFP Technologies, Inc. (a)	64,222	20,339,107
		479,924,467
HEALTH CARE PROVIDERS & SERVICES — 2.5%
AdaptHealth Corp. (a) (b)	915,850	10,284,996
Addus HomeCare Corp. (a)	155,093	20,632,022
AMN Healthcare Services, Inc. (a) (b)	329,304	13,959,197
Astrana Health, Inc. (a) (b)	359,996	20,858,168
CorVel Corp. (a)	78,630	25,703,361
Cross Country Healthcare, Inc. (a) (b)	295,388	3,970,015
Fulgent Genetics, Inc. (a) (b)	187,918	4,083,458
National HealthCare Corp. (b)	106,945	13,450,473
NeoGenomics, Inc. (a)	1,110,654	16,382,146
OmniAb, Inc. (a) (c)	84,362	—
Owens & Minor, Inc. (a)	639,087	10,027,275
Patterson Cos., Inc. (b)	679,825	14,847,378
Pediatrix Medical Group, Inc. (a)	748,455	8,674,593
Premier, Inc. Class A (b)	908,431	18,168,620
Privia Health Group, Inc. (a)	889,265	16,193,516
Progyny, Inc. (a)	680,632	11,407,392
RadNet, Inc. (a)	563,988	39,135,127
Select Medical Holdings Corp.	912,771	31,828,325
U.S. Physical Therapy, Inc.	130,396	11,035,413
		290,641,475
HEALTH CARE REITs — 0.8%
CareTrust REIT, Inc.	1,336,483	41,243,865
LTC Properties, Inc. REIT	376,914	13,828,975
Medical Properties Trust, Inc. REIT	5,200,397	30,422,322
Universal Health Realty Income Trust REIT	114,950	5,258,963
		90,754,125
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a) (b)	974,124	11,406,992
HealthStream, Inc.	206,876	5,966,304
Schrodinger, Inc. (a) (b)	478,396	8,874,246

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Simulations Plus, Inc. (b)	144,513	$4,627,306
		30,874,848
HOTEL & RESORT REITs — 0.9%
Apple Hospitality REIT, Inc.	1,940,339	28,814,034
DiamondRock Hospitality Co. REIT	1,796,145	15,680,346
Pebblebrook Hotel Trust REIT (b)	1,044,289	13,815,944
Service Properties Trust REIT	1,498,273	6,832,125
Summit Hotel Properties, Inc. REIT	933,700	6,405,182
Sunstone Hotel Investors, Inc. REIT	1,762,304	18,186,977
Xenia Hotels & Resorts, Inc. REIT	883,635	13,051,289
		102,785,897
HOTELS, RESTAURANTS & LEISURE — 1.9%
BJ's Restaurants, Inc. (a) (b)	199,573	6,498,097
Bloomin' Brands, Inc. (b)	655,390	10,833,597
Brinker International, Inc. (a)	385,590	29,509,203
Cheesecake Factory, Inc. (b)	405,586	16,446,512
Chuy's Holdings, Inc. (a)	155,738	5,824,601
Cracker Barrel Old Country Store, Inc. (b)	191,878	8,701,667
Dave & Buster's Entertainment, Inc. (a)	274,285	9,339,404
Golden Entertainment, Inc. (b)	184,068	5,851,522
Jack in the Box, Inc. (b)	165,036	7,680,776
Monarch Casino & Resort, Inc.	110,304	8,743,798
Papa John's International, Inc. (b)	282,769	15,232,766
Penn Entertainment, Inc. (a) (b)	1,296,408	24,450,255
Sabre Corp. (a) (b)	3,338,799	12,253,392
Shake Shack, Inc. Class A (a)	346,478	35,759,994
Six Flags Entertainment Corp. (b)	806,962	32,528,638
		229,654,222
HOUSEHOLD DURABLES — 3.3%
Cavco Industries, Inc. (a)	71,545	30,638,431
Century Communities, Inc.	238,952	24,607,277
Ethan Allen Interiors, Inc. (b)	194,867	6,214,308
Green Brick Partners, Inc. (a)	266,070	22,222,166
Helen of Troy Ltd. (a) (b)	197,660	12,225,271
Installed Building Products, Inc. (b)	201,947	49,733,488
La-Z-Boy, Inc.	364,490	15,647,556
Leggett & Platt, Inc. (b)	1,162,685	15,835,770
LGI Homes, Inc. (a)	179,210	21,239,969
M/I Homes, Inc. (a)	237,574	40,710,681
Meritage Homes Corp.	317,027	65,012,727
Newell Brands, Inc.	3,605,266	27,688,443
Sonos, Inc. (a)	1,048,719	12,888,756
Tri Pointe Homes, Inc. (a)	811,110	36,751,394
Security Description	Shares	Value
Worthington Enterprises, Inc.	276,500	$11,460,925
		392,877,162
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a) (b)	86,237	3,145,063
Central Garden & Pet Co. Class A (a)	450,688	14,151,603
Energizer Holdings, Inc.	566,185	17,982,036
WD-40 Co. (b)	117,401	30,275,370
		65,554,072
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Clearway Energy, Inc. Class A	298,986	8,512,131
Clearway Energy, Inc. Class C	717,872	22,024,313
		30,536,444
INDUSTRIAL REITs — 0.5%
Innovative Industrial Properties, Inc. REIT	245,508	33,045,377
LXP Industrial Trust REIT	2,550,867	25,636,213
		58,681,590
INSURANCE — 2.3%
Ambac Financial Group, Inc. (a)	416,382	4,667,642
AMERISAFE, Inc.	164,497	7,950,140
Assured Guaranty Ltd.	428,613	34,083,306
Employers Holdings, Inc.	215,280	10,326,982
Genworth Financial, Inc. (a)	3,744,212	25,647,852
Goosehead Insurance, Inc. Class A (a) (b)	209,782	18,733,533
HCI Group, Inc. (b)	73,170	7,833,580
Horace Mann Educators Corp.	353,318	12,348,464
Lincoln National Corp. (b)	1,475,047	46,478,731
Mercury General Corp.	230,350	14,507,443
Palomar Holdings, Inc. (a)	226,903	21,480,907
ProAssurance Corp. (a)	461,011	6,933,605
Safety Insurance Group, Inc.	128,326	10,494,500
SiriusPoint Ltd. (a)	838,691	12,026,829
Stewart Information Services Corp. (b)	239,854	17,926,688
Trupanion, Inc. (a)	288,703	12,119,752
United Fire Group, Inc.	196,117	4,104,729
		267,664,683
INTERACTIVE MEDIA & SERVICES — 1.1%
Cargurus, Inc. (a)	757,217	22,739,227
Cars.com, Inc. (a) (b)	526,365	8,821,877
IAC, Inc. (a)	612,657	32,973,200
QuinStreet, Inc. (a)	474,776	9,082,465
Shutterstock, Inc. (b)	217,073	7,677,872
TripAdvisor, Inc. (a) (b)	948,850	13,748,836
Yelp, Inc. (a)	579,879	20,342,155
Ziff Davis, Inc. (a) (b)	387,766	18,868,694
		134,254,326

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
IT SERVICES — 0.7%
DigitalOcean Holdings, Inc. (a) (b)	548,333	$22,147,170
DXC Technology Co. (a) (b)	1,566,967	32,514,565
Perficient, Inc. (a)	304,720	23,000,266
		77,662,001
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	145,173	6,050,811
Topgolf Callaway Brands Corp. (a)	1,226,617	13,468,255
Vista Outdoor, Inc. (a)	506,229	19,834,052
		39,353,118
LIFE SCIENCES TOOLS & SERVICES — 0.3%
BioLife Solutions, Inc. (a) (b)	311,841	7,808,499
Cytek Biosciences, Inc. (a) (b)	950,282	5,264,562
Fortrea Holdings, Inc. (a) (b)	776,505	15,530,100
Mesa Laboratories, Inc. (b)	47,090	6,115,107
		34,718,268
MACHINERY — 4.8%
Alamo Group, Inc.	89,888	16,191,525
Albany International Corp. Class A	270,390	24,024,152
Astec Industries, Inc.	205,802	6,573,316
Barnes Group, Inc.	396,010	16,002,764
Enerpac Tool Group Corp.	470,608	19,713,769
Enpro, Inc.	181,773	29,479,945
ESCO Technologies, Inc.	223,156	28,782,661
Federal Signal Corp.	529,895	49,523,987
Franklin Electric Co., Inc.	340,360	35,676,535
Gates Industrial Corp. PLC (a)	1,959,717	34,393,033
Greenbrier Cos., Inc. (b)	269,799	13,730,071
Hillenbrand, Inc.	608,576	16,918,413
John Bean Technologies Corp. (b)	275,992	27,187,972
Kennametal, Inc. (b)	675,160	17,506,899
Lindsay Corp. (b)	94,332	11,757,541
Mueller Industries, Inc.	988,961	73,282,010
Proto Labs, Inc. (a)	228,704	6,717,036
SPX Technologies, Inc. (a)	403,550	64,350,083
Standex International Corp.	102,722	18,775,527
Tennant Co.	163,880	15,739,035
Titan International, Inc. (a) (b)	419,604	3,411,381
Trinity Industries, Inc.	714,528	24,894,156
Wabash National Corp. (b)	381,323	7,317,588
		561,949,399
MARINE — 0.4%
Matson, Inc.	290,971	41,498,284
MEDIA — 0.8%
Cable One, Inc. (b)	39,888	13,952,423
EchoStar Corp. Class A (a) (b)	1,045,878	25,958,692
John Wiley & Sons, Inc. Class A	357,252	17,237,409
Scholastic Corp.	215,352	6,893,418
TechTarget, Inc. (a)	221,300	5,410,785
Security Description	Shares	Value
TEGNA, Inc. (b)	1,433,680	$22,623,470
Thryv Holdings, Inc. (a) (b)	287,391	4,951,747
		97,027,944
METALS & MINING — 2.5%
Alpha Metallurgical Resources, Inc.	94,758	22,379,945
Arch Resources, Inc.	156,678	21,646,633
ATI, Inc. (a)	1,086,242	72,680,452
Carpenter Technology Corp.	435,966	69,571,454
Century Aluminum Co. (a) (b)	469,206	7,615,213
Ferroglobe PLC (a) (c)	5,429	—
Haynes International, Inc.	114,750	6,832,215
Kaiser Aluminum Corp.	137,831	9,995,504
Materion Corp.	179,841	20,117,014
Metallus, Inc. (a) (b)	352,767	5,231,535
MP Materials Corp. (a) (b)	1,060,644	18,720,367
SunCoke Energy, Inc.	759,881	6,595,767
Warrior Met Coal, Inc.	453,376	28,970,726
Worthington Steel, Inc.	301,303	10,247,315
		300,604,140
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.5%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	1,103,067	10,137,186
Arbor Realty Trust, Inc. REIT (b)	1,634,077	25,426,238
ARMOUR Residential REIT, Inc. (b)	421,285	8,594,214
Blackstone Mortgage Trust, Inc. Class A REIT	1,504,644	28,603,282
Ellington Financial, Inc. REIT (b)	777,073	10,016,471
Franklin BSP Realty Trust, Inc. REIT	707,319	9,237,586
HA Sustainable Infrastructure Capital, Inc. (b)	1,009,238	34,788,434
KKR Real Estate Finance Trust, Inc. REIT	501,793	6,197,144
New York Mortgage Trust, Inc. REIT (b)	824,518	5,219,199
PennyMac Mortgage Investment Trust REIT (b)	751,327	10,713,923
Ready Capital Corp. REIT (b)	1,457,831	11,123,250
Redwood Trust, Inc. REIT (b)	1,142,316	8,830,103
Two Harbors Investment Corp. REIT	898,068	12,465,184
		181,352,214
MULTI-UTILITIES — 0.3%
Avista Corp.	682,047	26,429,321
Unitil Corp.	139,719	8,464,177
		34,893,498
OFFICE REITs — 1.1%
Brandywine Realty Trust REIT	1,487,256	8,090,673
Douglas Emmett, Inc. REIT (b)	1,450,842	25,491,294

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Easterly Government Properties, Inc. REIT	839,064	$11,394,489
Highwoods Properties, Inc. REIT	918,742	30,787,044
Hudson Pacific Properties, Inc. REIT (b)	1,222,378	5,842,967
JBG SMITH Properties REIT	756,077	13,216,226
SL Green Realty Corp. REIT	561,672	39,097,988
		133,920,681
OIL, GAS & CONSUMABLE FUELS — 2.3%
California Resources Corp. (b)	602,988	31,638,780
Comstock Resources, Inc. (b)	785,190	8,739,165
CONSOL Energy, Inc. (b)	231,782	24,255,986
CVR Energy, Inc. (b)	296,197	6,821,417
Dorian LPG Ltd.	308,366	10,613,958
Green Plains, Inc. (a)	584,116	7,908,931
Magnolia Oil & Gas Corp. Class A (b)	1,641,311	40,080,814
Northern Oil & Gas, Inc. (b)	863,957	30,592,717
Par Pacific Holdings, Inc. (a)	482,000	8,483,200
Peabody Energy Corp. (b)	1,091,123	28,958,404
REX American Resources Corp. (a)	137,759	6,376,864
SM Energy Co.	991,573	39,633,173
Talos Energy, Inc. (a) (b)	1,077,342	11,150,490
Vital Energy, Inc. (a) (b)	231,100	6,216,590
World Kinect Corp. (b)	512,180	15,831,484
		277,301,973
PERSONAL CARE PRODUCTS — 0.3%
Edgewell Personal Care Co. (b)	427,316	15,528,664
Inter Parfums, Inc.	155,373	20,117,696
USANA Health Sciences, Inc. (a)	101,845	3,861,962
		39,508,322
PAPER & FOREST PRODUCTS — 0.3%
Clearwater Paper Corp. (a)	150,757	4,302,605
Sylvamo Corp.	298,429	25,620,129
		29,922,734
PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a) (b)	328,997	15,966,224
ANI Pharmaceuticals, Inc. (a) (b)	146,478	8,738,878
Collegium Pharmaceutical, Inc. (a) (b)	279,135	10,785,776
Corcept Therapeutics, Inc. (a) (b)	805,925	37,298,209
Harmony Biosciences Holdings, Inc. (a) (b)	261,091	10,443,640
Innoviva, Inc. (a) (b)	475,811	9,187,910
Ligand Pharmaceuticals, Inc. (a) (b)	158,342	15,848,451
Organon & Co. (b)	2,231,449	42,687,619
Pacira BioSciences, Inc. (a)	420,613	6,330,226
Security Description	Shares	Value
Phibro Animal Health Corp. Class A	188,680	$4,249,074
Prestige Consumer Healthcare, Inc. (a)	429,486	30,965,941
Supernus Pharmaceuticals, Inc. (a)	477,541	14,889,728
		207,391,676
PROFESSIONAL SERVICES — 1.4%
CSG Systems International, Inc.	244,871	11,912,974
Heidrick & Struggles International, Inc.	175,188	6,807,806
Kelly Services, Inc. Class A	295,030	6,316,592
Korn Ferry	457,141	34,395,289
NV5 Global, Inc. (a)	112,642	10,529,774
Robert Half, Inc. (b)	893,126	60,205,624
Verra Mobility Corp. (a)	1,426,998	39,684,814
		169,852,873
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Cushman & Wakefield PLC (a) (b)	1,986,830	27,080,493
eXp World Holdings, Inc. (b)	732,747	10,324,405
Kennedy-Wilson Holdings, Inc. (b)	1,022,514	11,298,780
Marcus & Millichap, Inc.	207,262	8,213,793
St. Joe Co.	332,642	19,396,355
		76,313,826
RESIDENTIAL REITs — 0.4%
Centerspace REIT	134,840	9,502,175
Elme Communities REIT	762,764	13,417,019
NexPoint Residential Trust, Inc. REIT	191,561	8,430,599
Veris Residential, Inc. REIT	700,020	12,502,357
		43,852,150
RETAIL REITs — 1.8%
Acadia Realty Trust REIT	912,854	21,433,812
Getty Realty Corp. REIT (b)	431,743	13,733,745
Macerich Co. REIT	1,871,868	34,142,872
Phillips Edison & Co., Inc. REIT	1,061,664	40,035,350
Retail Opportunity Investments Corp. REIT	1,104,582	17,375,075
Saul Centers, Inc. REIT	104,531	4,386,121
SITE Centers Corp. REIT	410,570	24,839,485
Tanger, Inc. REIT	947,739	31,445,980
Urban Edge Properties REIT	1,051,531	22,492,248
Whitestone REIT	381,795	5,165,686
		215,050,374
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Alpha & Omega Semiconductor Ltd. (a)	210,148	7,800,694
Axcelis Technologies, Inc. (a)	282,642	29,635,014
CEVA, Inc. (a)	218,243	5,270,568

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Cohu, Inc. (a)	406,582	$10,449,157
Diodes, Inc. (a) (b)	401,555	25,735,660
FormFactor, Inc. (a)	670,727	30,853,442
Ichor Holdings Ltd. (a)	302,587	9,625,293
Impinj, Inc. (a) (b)	197,344	42,728,923
Kulicke & Soffa Industries, Inc.	472,425	21,320,540
MaxLinear, Inc. (a) (b)	683,230	9,893,170
PDF Solutions, Inc. (a)	277,812	8,801,084
Photronics, Inc. (a)	549,055	13,594,602
Semtech Corp. (a) (b)	650,262	29,690,963
SiTime Corp. (a)	163,934	28,116,320
SMART Global Holdings, Inc. (a) (b)	472,674	9,902,520
SolarEdge Technologies, Inc. (a) (b)	495,800	11,358,778
Ultra Clean Holdings, Inc. (a)	390,227	15,581,764
Veeco Instruments, Inc. (a) (b)	492,158	16,305,195
Wolfspeed, Inc. (a) (b)	1,090,734	10,580,120
		337,243,807
SOFTWARE — 3.9%
A10 Networks, Inc.	632,798	9,137,603
ACI Worldwide, Inc. (a)	907,065	46,169,609
Adeia, Inc.	942,220	11,221,840
Agilysys, Inc. (a)	193,153	21,047,882
Alarm.com Holdings, Inc. (a)	426,843	23,335,507
BlackLine, Inc. (a)	447,261	24,661,972
Box, Inc. Class A (a)	1,260,851	41,267,653
Clear Secure, Inc. Class A (b)	799,506	26,495,629
DoubleVerify Holdings, Inc. (a)	1,223,182	20,598,385
Envestnet, Inc. (a)	435,571	27,275,456
InterDigital, Inc. (b)	218,664	30,969,382
LiveRamp Holdings, Inc. (a)	577,320	14,305,990
MARA Holdings, Inc. (a) (b)	2,552,074	41,394,640
N-able, Inc. (a)	634,581	8,287,628
NCR Voyix Corp. (a) (b)	1,250,352	16,967,277
Progress Software Corp. (b)	370,736	24,976,484
SolarWinds Corp. (b)	472,875	6,171,019
Sprinklr, Inc. Class A (a) (b)	1,082,965	8,371,319
SPS Commerce, Inc. (a)	323,793	62,870,887
		465,526,162
SPECIALIZED REITs — 0.6%
Four Corners Property Trust, Inc. REIT (b)	803,042	23,537,161
Outfront Media, Inc. REIT	1,193,896	21,943,809
Safehold, Inc. REIT (b)	406,865	10,672,069
Uniti Group, Inc. REIT (b)	2,113,447	11,919,841
		68,072,880
SPECIALTY RETAIL — 4.0%
Academy Sports & Outdoors, Inc. (b)	625,069	36,479,027
Advance Auto Parts, Inc. (b)	516,696	20,145,977
American Eagle Outfitters, Inc.	1,549,172	34,685,961
Asbury Automotive Group, Inc. (a) (b)	173,167	41,315,915
Bath & Body Works, Inc.	1,934,500	61,749,240
Security Description	Shares	Value
Boot Barn Holdings, Inc. (a) (b)	264,397	$44,228,330
Buckle, Inc. (b)	258,786	11,378,820
Caleres, Inc. (b)	299,073	9,884,363
Foot Locker, Inc.	714,171	18,454,179
Group 1 Automotive, Inc. (b)	113,404	43,438,268
Guess?, Inc. (b)	246,511	4,962,266
Leslie's, Inc. (a) (b)	1,669,818	5,276,625
MarineMax, Inc. (a) (b)	169,200	5,967,684
Monro, Inc. (b)	270,262	7,799,761
National Vision Holdings, Inc. (a)	710,104	7,747,235
ODP Corp. (a) (b)	288,944	8,596,084
Sally Beauty Holdings, Inc. (a) (b)	889,526	12,070,868
Shoe Carnival, Inc. (b)	153,027	6,710,234
Signet Jewelers Ltd. (b)	386,549	39,868,664
Sonic Automotive, Inc. Class A (b)	125,835	7,358,831
Upbound Group, Inc.	421,753	13,491,878
Urban Outfitters, Inc. (a)	493,801	18,917,516
Victoria's Secret & Co. (a)	678,536	17,438,375
		477,966,101
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Corsair Gaming, Inc. (a) (b)	398,603	2,774,277
Xerox Holdings Corp. (b)	1,032,889	10,721,388
		13,495,665
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
G-III Apparel Group Ltd. (a) (b)	343,106	10,471,595
Hanesbrands, Inc. (a) (b)	3,047,918	22,402,197
Kontoor Brands, Inc.	434,376	35,523,269
Oxford Industries, Inc. (b)	127,446	11,057,215
Steven Madden Ltd. (b)	627,544	30,743,381
VF Corp. (b)	2,888,590	57,627,371
Wolverine World Wide, Inc. (b)	692,529	12,063,855
		179,888,883
TOBACCO — 0.2%
Universal Corp.	213,637	11,346,261
Vector Group Ltd.	1,171,579	17,479,959
		28,826,220
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Air Lease Corp. (b)	897,711	40,657,331
Boise Cascade Co.	337,255	47,546,210
DNOW, Inc. (a)	922,766	11,931,364
DXP Enterprises, Inc. (a)	110,138	5,876,964
GMS, Inc. (a)	343,636	31,123,112
Rush Enterprises, Inc. Class A	536,143	28,324,435
		165,459,416
WATER UTILITIES — 0.7%
American States Water Co.	324,586	27,034,768
California Water Service Group	509,791	27,640,868
Middlesex Water Co. (b)	154,215	10,060,987

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SJW Group	257,920	$14,987,731
		79,724,354
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	551,378	3,958,894
Telephone & Data Systems, Inc.	845,148	19,649,691
		23,608,585
TOTAL COMMON STOCKS (Cost $10,119,525,908)		11,795,214,774
SHORT-TERM INVESTMENTS — 10.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	16,101,662	16,101,662
State Street Navigator Securities Lending Portfolio II (f) (g)	1,162,200,658	1,162,200,658
TOTAL SHORT-TERM INVESTMENTS (Cost $1,178,302,320)		1,178,302,320
TOTAL INVESTMENTS — 109.7% (Cost $11,297,828,228)		12,973,517,094
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.7)%		(1,147,883,082)
NET ASSETS — 100.0%		$11,825,634,012

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	183	12/20/2024	$20,163,562	$20,580,180	$416,618

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,795,211,422	$3,352	$0(a)	$11,795,214,774
Short-Term Investments	1,178,302,320	—	—	1,178,302,320
TOTAL INVESTMENTS	$12,973,513,742	$3,352	$0	$12,973,517,094
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$416,618	$—	$—	$416,618
TOTAL OTHER FINANCIAL INSTRUMENTS:	$416,618	$—	$—	$416,618
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,698,607	$6,700,617	$43,868,139	$50,568,756	$337	$(337)	—	$—	$70,795
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	71,918,402	55,816,740	—	—	16,101,662	16,101,662	53,384
State Street Navigator Securities Lending Portfolio II	751,498,526	751,498,526	1,386,532,948	975,830,816	—	—	1,162,200,658	1,162,200,658	825,944
Total		$758,199,143	$1,502,319,489	$1,082,216,312	$337	$(337)		$1,178,302,320	$950,123
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	5,994	$391,768
AeroVironment, Inc. (a)	3,700	741,850
Axon Enterprise, Inc. (a)	12,333	4,928,267
Boeing Co. (a)	99,786	15,171,463
BWX Technologies, Inc.	16,052	1,744,852
Curtiss-Wright Corp.	6,731	2,212,412
General Dynamics Corp.	44,137	13,338,201
Hexcel Corp.	15,110	934,251
Howmet Aerospace, Inc.	68,585	6,875,646
Huntington Ingalls Industries, Inc.	7,414	1,960,113
L3Harris Technologies, Inc.	33,146	7,884,439
Lockheed Martin Corp.	36,410	21,283,830
Mercury Systems, Inc. (a)	9,403	347,911
Moog, Inc. Class A	5,166	1,043,635
National Presto Industries, Inc.	108	8,115
Northrop Grumman Corp.	23,364	12,337,828
RTX Corp.	232,170	28,129,717
Textron, Inc.	34,644	3,068,766
TransDigm Group, Inc.	9,735	13,893,111
Triumph Group, Inc. (a)	11,711	150,955
Woodward, Inc.	10,164	1,743,228
		138,190,358
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	20,430	2,254,859
Expeditors International of Washington, Inc.	25,896	3,402,734
FedEx Corp.	38,298	10,481,397
Forward Air Corp. (b)	5,046	178,628
GXO Logistics, Inc. (a) (b)	20,767	1,081,338
Hub Group, Inc. Class A	11,588	526,675
United Parcel Service, Inc. Class B	126,518	17,249,464
		35,175,095
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	21,972	993,354
Allegiant Travel Co. (b)	2,397	131,979
American Airlines Group, Inc. (a) (b)	108,578	1,220,417
Delta Air Lines, Inc.	111,304	5,653,130
JetBlue Airways Corp. (a) (b)	53,296	349,622
SkyWest, Inc. (a)	8,758	744,605
Southwest Airlines Co. (b)	101,506	3,007,623
Sun Country Airlines Holdings, Inc. (a)	1,011	11,333
United Airlines Holdings, Inc. (a)	53,305	3,041,583
		15,153,646
AUTO COMPONENTS — 0.1%
Adient PLC (a) (b)	15,630	352,769
American Axle & Manufacturing Holdings, Inc. (a)	16,715	103,299
Aptiv PLC (a)	49,476	3,562,767
Security Description	Shares	Value
Autoliv, Inc.	13,605	$1,270,299
BorgWarner, Inc.	42,212	1,531,874
Dana, Inc.	26,499	279,829
Dorman Products, Inc. (a)	5,192	587,319
Fox Factory Holding Corp. (a) (b)	6,542	271,493
Gentex Corp.	42,929	1,274,562
Gentherm, Inc. (a)	5,625	261,844
Goodyear Tire & Rubber Co. (a)	49,132	434,818
LCI Industries (b)	4,736	570,877
Lear Corp.	9,882	1,078,620
Patrick Industries, Inc.	3,325	473,380
Phinia, Inc. (b)	8,409	387,066
Standard Motor Products, Inc.	2,765	91,798
Visteon Corp. (a)	5,027	478,772
XPEL, Inc. (a)	2,400	104,088
		13,115,474
AUTOMOBILES — 1.6%
Ford Motor Co.	681,393	7,195,510
General Motors Co.	201,881	9,052,344
Harley-Davidson, Inc.	22,081	850,781
Tesla, Inc. (a)	479,736	125,513,330
Thor Industries, Inc. (b)	9,479	1,041,647
Winnebago Industries, Inc.	5,769	335,237
		143,988,849
BANKS — 4.1%
Ameris Bancorp	9,837	613,730
Associated Banc-Corp.	27,714	596,960
Atlantic Union Bankshares Corp.	13,268	499,806
Axos Financial, Inc. (a)	9,620	604,906
Banc of California, Inc.	23,263	342,664
BancFirst Corp.	3,055	321,539
Bancorp, Inc. (a)	9,207	492,574
Bank of America Corp.	1,165,401	46,243,112
Bank of Hawaii Corp.	7,315	459,163
Bank of New York Mellon Corp.	124,692	8,960,367
Bank OZK	20,969	901,457
BankUnited, Inc.	15,720	572,837
Banner Corp.	5,542	330,081
Berkshire Hills Bancorp, Inc.	7,876	212,101
Brookline Bancorp, Inc.	14,913	150,472
Cadence Bank	30,483	970,883
Capitol Federal Financial, Inc.	22,901	133,742
Cathay General Bancorp	13,080	561,786
Central Pacific Financial Corp.	5,836	172,220
Citigroup, Inc.	336,303	21,052,568
Citizens Financial Group, Inc.	81,367	3,341,743
City Holding Co.	2,944	345,596
Columbia Banking System, Inc.	33,936	886,069
Comerica, Inc.	24,311	1,456,472
Commerce Bancshares, Inc.	21,460	1,274,724
Community Financial System, Inc.	9,466	549,691
Cullen/Frost Bankers, Inc. (b)	10,202	1,141,196
Customers Bancorp, Inc. (a)	5,897	273,916
CVB Financial Corp.	21,771	387,959

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Dime Community Bancshares, Inc. (b)	5,789	$166,723
Eagle Bancorp, Inc.	5,998	135,435
East West Bancorp, Inc.	24,971	2,066,100
FB Financial Corp.	3,639	170,778
Fifth Third Bancorp	119,001	5,098,003
First BanCorp	37,463	793,092
First Bancorp/Southern Pines NC	2,007	83,471
First Commonwealth Financial Corp.	17,776	304,858
First Financial Bancorp	15,606	393,739
First Financial Bankshares, Inc.	24,391	902,711
First Hawaiian, Inc.	23,234	537,867
First Horizon Corp.	85,754	1,331,760
FNB Corp.	58,269	822,176
Fulton Financial Corp.	29,340	531,934
Glacier Bancorp, Inc. (b)	16,099	735,724
Goldman Sachs Group, Inc.	54,411	26,939,430
Hancock Whitney Corp.	16,028	820,153
Hanmi Financial Corp.	5,896	109,666
Heritage Financial Corp.	5,790	126,048
Hilltop Holdings, Inc.	10,366	333,371
Home BancShares, Inc.	28,286	766,268
Hope Bancorp, Inc.	23,370	293,527
Huntington Bancshares, Inc.	255,285	3,752,689
Independent Bank Corp.	6,641	392,682
Independent Bank Group, Inc.	6,132	353,571
International Bancshares Corp.	9,707	580,381
JPMorgan Chase & Co.	492,229	103,791,407
KeyCorp	168,388	2,820,499
Lakeland Financial Corp. (b)	4,540	295,645
M&T Bank Corp.	28,985	5,162,808
Morgan Stanley	213,608	22,266,498
National Bank Holdings Corp. Class A	6,238	262,620
NBT Bancorp, Inc.	8,655	382,811
New York Community Bancorp, Inc. (b)	39,987	449,054
Northern Trust Corp.	36,340	3,271,690
Northwest Bancshares, Inc.	19,773	264,563
OFG Bancorp	8,290	372,387
Old National Bancorp	50,375	939,997
Pacific Premier Bancorp, Inc.	17,098	430,186
Park National Corp.	2,555	429,189
Pathward Financial, Inc.	5,950	392,759
Pinnacle Financial Partners, Inc.	12,940	1,267,732
PNC Financial Services Group, Inc.	69,732	12,889,960
Preferred Bank	2,505	201,026
Prosperity Bancshares, Inc.	15,977	1,151,462
Provident Financial Services, Inc.	12,706	235,823
Regions Financial Corp.	168,711	3,936,028
Renasant Corp.	10,064	327,080
S&T Bancorp, Inc.	6,727	282,332
Security Description	Shares	Value
Seacoast Banking Corp. of Florida (b)	7,929	$211,308
ServisFirst Bancshares, Inc. (b)	8,237	662,667
Simmons First National Corp. Class A	20,275	436,723
Southside Bancshares, Inc.	5,766	192,757
SouthState Corp.	13,305	1,292,980
State Street Corp. (c)	55,663	4,924,506
Stellar Bancorp, Inc.	4,456	115,366
Synovus Financial Corp.	26,210	1,165,559
Texas Capital Bancshares, Inc. (a)	8,747	625,061
Tompkins Financial Corp.	2,227	128,698
Triumph Financial, Inc. (a)	3,455	274,811
Truist Financial Corp.	234,610	10,034,270
TrustCo Bank Corp.	3,331	110,156
Trustmark Corp.	11,541	367,235
U.S. Bancorp	272,453	12,459,276
UMB Financial Corp. (b)	6,424	675,227
United Bankshares, Inc.	20,051	743,892
United Community Banks, Inc.	14,325	416,571
Valley National Bancorp	69,455	629,262
Veritex Holdings, Inc.	6,725	177,002
WaFd, Inc.	13,393	466,746
Webster Financial Corp.	32,041	1,493,431
Wells Fargo & Co.	586,651	33,139,915
Westamerica BanCorp	3,898	192,639
Western Alliance Bancorp	16,886	1,460,470
Wintrust Financial Corp.	9,716	1,054,477
WSFS Financial Corp.	9,038	460,848
Zions Bancorp NA	27,983	1,321,357
		379,449,257
BEVERAGES — 1.3%
Boston Beer Co., Inc. Class A (a)	1,831	529,415
Brown-Forman Corp. Class B (b)	32,077	1,578,188
Celsius Holdings, Inc. (a) (b)	25,963	814,200
Coca-Cola Co.	668,824	48,061,693
Coca-Cola Consolidated, Inc.	786	1,034,690
Constellation Brands, Inc. Class A	28,261	7,282,577
Keurig Dr. Pepper, Inc.	176,176	6,603,077
MGP Ingredients, Inc. (b)	2,836	236,097
Molson Coors Beverage Co. Class B	33,413	1,921,916
Monster Beverage Corp. (a)	129,153	6,737,912
National Beverage Corp.	4,878	228,973
PepsiCo, Inc.	236,668	40,245,394
		115,274,132
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	304,837	60,199,211
ADMA Biologics, Inc. (a)	28,870	577,111
Alkermes PLC (a)	29,102	814,565
Amgen, Inc.	93,717	30,196,555
Arcus Biosciences, Inc. (a)	8,277	126,555

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Arrowhead Pharmaceuticals, Inc. (a)	17,152	$332,234
Biogen, Inc. (a)	25,423	4,927,994
BioMarin Pharmaceutical, Inc. (a)	33,107	2,327,091
Catalyst Pharmaceuticals, Inc. (a)	16,862	335,216
Cytokinetics, Inc. (a)	19,287	1,018,354
Dynavax Technologies Corp. (a)	19,899	221,675
Exelixis, Inc. (a)	54,821	1,422,605
Gilead Sciences, Inc.	218,651	18,331,700
Halozyme Therapeutics, Inc. (a)	22,729	1,301,008
Incyte Corp. (a)	32,346	2,138,071
Ironwood Pharmaceuticals, Inc. (a) (b)	23,941	98,637
Krystal Biotech, Inc. (a) (b)	4,378	796,927
Moderna, Inc. (a)	57,919	3,870,727
Myriad Genetics, Inc. (a)	14,251	390,335
Neurocrine Biosciences, Inc. (a)	16,388	1,888,225
Protagonist Therapeutics, Inc. (a)	10,248	461,160
Regeneron Pharmaceuticals, Inc. (a)	18,716	19,675,008
REGENXBIO, Inc. (a)	6,226	65,311
Roivant Sciences Ltd. (a) (b)	59,091	681,910
Sarepta Therapeutics, Inc. (a)	16,364	2,043,700
TG Therapeutics, Inc. (a) (b)	14,082	329,378
United Therapeutics Corp. (a)	7,819	2,801,939
Vericel Corp. (a) (b)	8,290	350,252
Vertex Pharmaceuticals, Inc. (a)	45,075	20,963,481
Vir Biotechnology, Inc. (a)	13,051	97,752
Xencor, Inc. (a)	10,041	201,924
		178,986,611
BROADLINE RETAIL — 3.4%
Amazon.com, Inc. (a)	1,617,794	301,443,556
eBay, Inc.	81,147	5,283,481
Etsy, Inc. (a)	21,356	1,185,899
Kohl's Corp. (b)	19,344	408,158
Macy's, Inc.	53,774	843,714
Nordstrom, Inc.	19,008	427,490
Ollie's Bargain Outlet Holdings, Inc. (a)	9,576	930,787
		310,523,085
BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	21,395	1,921,913
AAON, Inc. (b)	10,161	1,095,762
Advanced Drainage Systems, Inc.	11,195	1,759,406
Allegion PLC	15,876	2,313,768
American Woodmark Corp. (a)	2,884	269,510
Apogee Enterprises, Inc.	5,477	383,472
Armstrong World Industries, Inc.	7,746	1,018,057
AZZ, Inc.	5,486	453,199
Builders FirstSource, Inc. (a)	21,470	4,162,174
Carlisle Cos., Inc.	8,527	3,835,018
Security Description	Shares	Value
Carrier Global Corp.	146,620	$11,801,444
CSW Industrials, Inc.	2,198	805,325
Fortune Brands Innovations, Inc.	21,963	1,966,347
Gibraltar Industries, Inc. (a)	5,610	392,307
Griffon Corp.	8,529	597,030
Hayward Holdings, Inc. (a) (b)	21,910	336,099
Insteel Industries, Inc.	2,977	92,555
Johnson Controls International PLC	119,041	9,238,772
Lennox International, Inc.	5,859	3,540,535
Masco Corp.	39,343	3,302,452
Masterbrand, Inc. (a)	24,188	448,446
Owens Corning	15,690	2,769,599
Quanex Building Products Corp.	5,794	160,784
Resideo Technologies, Inc. (a)	25,834	520,297
Simpson Manufacturing Co., Inc.	7,371	1,409,851
Trane Technologies PLC	39,899	15,509,938
Trex Co., Inc. (a)	20,353	1,355,103
UFP Industries, Inc.	10,796	1,416,543
Zurn Elkay Water Solutions Corp. (b)	18,380	660,577
		73,536,283
CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc.	5,866	1,042,975
Ameriprise Financial, Inc.	16,528	7,765,020
Artisan Partners Asset Management, Inc. Class A	12,010	520,273
BGC Group, Inc. Class A	67,558	620,182
BlackRock, Inc.	24,509	23,271,541
Blackstone, Inc.	124,218	19,021,502
Brightsphere Investment Group, Inc.	4,924	125,070
Carlyle Group, Inc.	37,728	1,624,568
Cboe Global Markets, Inc.	19,059	3,904,617
Charles Schwab Corp.	260,256	16,867,191
CME Group, Inc.	62,647	13,823,061
Cohen & Steers, Inc. (b)	4,526	434,270
Donnelley Financial Solutions, Inc. (a)	5,551	365,422
Evercore, Inc. Class A	6,468	1,638,603
FactSet Research Systems, Inc.	6,637	3,052,025
Federated Hermes, Inc.	16,469	605,565
Franklin Resources, Inc.	48,802	983,360
Hamilton Lane, Inc. Class A (b)	5,894	992,491
Houlihan Lokey, Inc.	8,950	1,414,279
Interactive Brokers Group, Inc. Class A	18,735	2,610,910
Intercontinental Exchange, Inc.	100,100	16,080,064
Invesco Ltd.	67,495	1,185,212
Janus Henderson Group PLC	26,409	1,005,391
Jefferies Financial Group, Inc.	29,408	1,810,062
KKR & Co., Inc.	116,115	15,162,297
MarketAxess Holdings, Inc.	6,945	1,779,309
Moelis & Co. Class A	11,610	795,401
Moody's Corp.	27,517	13,059,293
Morningstar, Inc.	4,642	1,481,355

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MSCI, Inc.	13,798	$8,043,268
Nasdaq, Inc.	72,325	5,280,448
Piper Sandler Cos.	2,540	720,877
PJT Partners, Inc. Class A (b)	3,880	517,359
Raymond James Financial, Inc.	32,529	3,983,501
S&P Global, Inc.	55,047	28,438,381
SEI Investments Co.	17,479	1,209,372
StepStone Group, Inc. Class A (b)	9,015	512,323
Stifel Financial Corp.	18,236	1,712,360
StoneX Group, Inc. (a)	4,390	359,453
T. Rowe Price Group, Inc.	39,324	4,283,563
Virtu Financial, Inc. Class A	6,236	189,949
Virtus Investment Partners, Inc.	850	178,033
WisdomTree, Inc.	20,662	206,413
		208,676,609
CHEMICALS — 1.5%
AdvanSix, Inc.	5,749	174,655
Air Products & Chemicals, Inc.	38,699	11,522,240
Albemarle Corp. (b)	20,821	1,971,957
Arcadium Lithium PLC (a) (b)	179,357	511,167
Ashland, Inc.	9,584	833,520
Avient Corp.	14,150	712,028
Axalta Coating Systems Ltd. (a)	38,915	1,408,334
Balchem Corp.	5,586	983,136
Cabot Corp. (b)	10,047	1,122,953
Celanese Corp.	17,613	2,394,663
CF Industries Holdings, Inc.	33,754	2,896,093
Chemours Co.	28,191	572,841
Corteva, Inc.	123,040	7,233,522
Dow, Inc.	123,048	6,722,112
DuPont de Nemours, Inc.	75,035	6,686,369
Eastman Chemical Co.	20,762	2,324,306
Ecolab, Inc.	43,603	11,133,154
FMC Corp.	22,380	1,475,737
Hawkins, Inc.	3,843	489,867
HB Fuller Co.	9,368	743,632
Ingevity Corp. (a)	7,061	275,379
Innospec, Inc.	4,552	514,786
International Flavors & Fragrances, Inc.	43,107	4,523,218
Koppers Holdings, Inc.	3,055	111,599
Linde PLC	82,845	39,505,467
LyondellBasell Industries NV Class A	44,729	4,289,511
Mativ Holdings, Inc.	9,966	169,322
Minerals Technologies, Inc.	5,816	449,170
Mosaic Co.	60,249	1,613,468
NewMarket Corp.	1,135	626,395
Olin Corp.	21,349	1,024,325
PPG Industries, Inc.	41,233	5,461,723
Quaker Chemical Corp.	2,397	403,871
RPM International, Inc.	23,147	2,800,787
Scotts Miracle-Gro Co.	7,275	630,743
Sensient Technologies Corp.	7,624	611,597
Sherwin-Williams Co.	41,100	15,686,637
Security Description	Shares	Value
Stepan Co.	3,059	$236,308
Westlake Corp.	5,952	894,526
		141,741,118
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	11,392	601,042
Brady Corp. Class A	8,610	659,784
Brink's Co.	8,704	1,006,531
Cintas Corp.	60,737	12,504,534
Clean Harbors, Inc. (a)	8,632	2,086,441
Copart, Inc. (a)	152,036	7,966,686
CoreCivic, Inc. (a)	24,139	305,358
Deluxe Corp.	8,868	172,837
Enviri Corp. (a)	14,677	151,760
GEO Group, Inc. (a)	24,312	312,409
Healthcare Services Group, Inc. (a)	12,970	144,875
HNI Corp.	7,691	414,084
Interface, Inc.	11,665	221,285
Liquidity Services, Inc. (a)	4,706	107,297
Matthews International Corp. Class A	5,864	136,045
MillerKnoll, Inc.	11,372	281,571
MSA Safety, Inc.	5,948	1,054,818
OPENLANE, Inc. (a)	22,157	374,010
Pitney Bowes, Inc.	30,056	214,299
RB Global, Inc.	32,068	2,581,153
Republic Services, Inc.	36,599	7,350,543
Rollins, Inc.	49,202	2,488,637
Stericycle, Inc. (a)	15,811	964,471
Tetra Tech, Inc.	48,867	2,304,568
UniFirst Corp.	2,659	528,210
Veralto Corp.	38,404	4,295,872
Vestis Corp.	23,029	343,132
Viad Corp. (a)	3,065	109,819
Waste Management, Inc.	64,411	13,371,724
		63,053,795
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	43,794	16,809,013
Calix, Inc. (a)	9,720	377,039
Ciena Corp. (a)	26,963	1,660,651
Cisco Systems, Inc.	693,630	36,914,989
Digi International, Inc. (a)	5,401	148,689
Extreme Networks, Inc. (a)	22,425	337,048
F5, Inc. (a)	10,818	2,382,124
Harmonic, Inc. (a)	22,507	327,927
Juniper Networks, Inc.	57,389	2,237,023
Lumentum Holdings, Inc. (a) (b)	13,249	839,722
Motorola Solutions, Inc.	29,291	13,170,112
NetScout Systems, Inc. (a)	12,494	271,744
Viasat, Inc. (a) (b)	10,385	123,997
Viavi Solutions, Inc. (a)	40,335	363,822
		75,963,900
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	24,221	2,501,303

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Arcosa, Inc.	8,293	$785,845
Comfort Systems USA, Inc.	5,918	2,310,091
Dycom Industries, Inc. (a)	5,562	1,096,270
EMCOR Group, Inc.	8,244	3,549,289
Fluor Corp. (a)	29,713	1,417,607
Granite Construction, Inc. (b)	8,959	710,270
MasTec, Inc. (a)	10,126	1,246,511
MDU Resources Group, Inc.	35,896	983,909
MYR Group, Inc. (a)	2,839	290,231
Quanta Services, Inc.	24,776	7,386,964
Valmont Industries, Inc.	2,787	808,091
		23,086,381
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc. (b)	6,045	1,738,844
Knife River Corp. (a)	8,976	802,365
Martin Marietta Materials, Inc.	10,827	5,827,633
Vulcan Materials Co.	22,450	5,622,153
		13,990,995
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	47,478	1,689,742
American Express Co.	96,615	26,201,988
Bread Financial Holdings, Inc.	7,459	354,899
Capital One Financial Corp.	66,734	9,992,082
Discover Financial Services	43,711	6,132,216
Encore Capital Group, Inc. (a)	5,644	266,792
Enova International, Inc. (a)	4,816	403,533
EZCORP, Inc. Class A (a)	9,423	105,632
FirstCash Holdings, Inc.	7,278	835,514
Green Dot Corp. Class A (a)	9,195	107,674
Navient Corp. (b)	10,591	165,114
PRA Group, Inc. (a)	8,087	180,825
PROG Holdings, Inc.	4,067	197,209
SLM Corp. (b)	39,507	903,525
Synchrony Financial	73,139	3,648,173
World Acceptance Corp. (a)	478	56,394
		51,241,312
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.9%
Andersons, Inc. (b)	5,674	284,494
BJ's Wholesale Club Holdings, Inc. (a)	22,691	1,871,554
Casey's General Stores, Inc.	6,016	2,260,271
Chefs' Warehouse, Inc. (a)	3,775	158,588
Costco Wholesale Corp.	76,567	67,878,177
Dollar General Corp.	38,308	3,239,708
Dollar Tree, Inc. (a)	37,558	2,641,079
Grocery Outlet Holding Corp. (a)	13,071	229,396
Kroger Co.	115,038	6,591,677
Performance Food Group Co. (a)	27,146	2,127,432
PriceSmart, Inc.	3,584	328,939
SpartanNash Co.	6,004	134,550
Sprouts Farmers Market, Inc. (a)	20,671	2,282,285
Sysco Corp.	88,754	6,928,137
Target Corp.	80,168	12,494,984
U.S. Foods Holding Corp. (a)	36,396	2,238,354
Security Description	Shares	Value
United Natural Foods, Inc. (a)	9,696	$163,087
Walgreens Boots Alliance, Inc.	125,341	1,123,055
Walmart, Inc.	749,429	60,516,392
		173,492,159
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	252,430	2,860,032
AptarGroup, Inc.	11,179	1,790,764
Avery Dennison Corp.	14,352	3,168,347
Ball Corp.	56,609	3,844,317
Berry Global Group, Inc.	21,036	1,430,027
Crown Holdings, Inc.	21,136	2,026,520
Graphic Packaging Holding Co.	54,245	1,605,110
Greif, Inc. Class A	2,972	186,226
International Paper Co. (b)	60,410	2,951,028
Myers Industries, Inc.	5,771	79,755
O-I Glass, Inc. (a)	27,025	354,568
Packaging Corp. of America	16,464	3,546,346
Sealed Air Corp.	27,084	983,149
Silgan Holdings, Inc.	14,144	742,560
Smurfit WestRock PLC	85,760	4,238,259
Sonoco Products Co.	17,946	980,390
		30,787,398
DISTRIBUTORS — 0.1%
Genuine Parts Co.	24,921	3,480,965
LKQ Corp.	48,746	1,945,940
Pool Corp.	6,757	2,546,038
		7,972,943
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	8,693	656,148
Duolingo, Inc. (a)	6,226	1,755,856
Frontdoor, Inc. (a)	14,403	691,200
Graham Holdings Co. Class B	586	481,528
Grand Canyon Education, Inc. (a)	5,240	743,294
H&R Block, Inc.	25,075	1,593,516
Mister Car Wash, Inc. (a) (b)	13,976	90,984
Perdoceo Education Corp.	12,438	276,621
Service Corp. International (b)	25,844	2,039,867
Strategic Education, Inc.	4,349	402,500
Stride, Inc. (a) (b)	7,160	610,820
		9,342,334
DIVERSIFIED REITs — 0.0% (d)
Alexander & Baldwin, Inc. REIT	11,810	226,752
American Assets Trust, Inc. REIT	8,815	235,537
Armada Hoffler Properties, Inc. REIT	9,651	104,520
Essential Properties Realty Trust, Inc. REIT (b)	19,748	674,394
Global Net Lease, Inc. REIT	16,957	142,778
WP Carey, Inc. REIT	37,508	2,336,749
		3,720,730

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	1,241,734	$27,318,148
Cogent Communications Holdings, Inc. (b)	7,576	575,170
Consolidated Communications Holdings, Inc. (a)	12,781	59,304
Frontier Communications Parent, Inc. (a)	39,115	1,389,756
Iridium Communications, Inc.	22,778	693,590
Lumen Technologies, Inc. (a)	173,265	1,230,182
Shenandoah Telecommunications Co.	8,626	121,713
Verizon Communications, Inc.	733,607	32,946,290
		64,334,153
ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	9,320	598,251
Alliant Energy Corp.	43,835	2,660,346
American Electric Power Co., Inc.	90,357	9,270,628
Constellation Energy Corp.	53,130	13,814,863
Duke Energy Corp.	134,853	15,548,551
Edison International	65,557	5,709,359
Entergy Corp.	35,386	4,657,151
Evergy, Inc.	40,021	2,481,702
Eversource Energy	59,125	4,023,456
Exelon Corp.	170,729	6,923,061
FirstEnergy Corp.	90,189	3,999,882
IDACORP, Inc.	8,572	883,687
MGE Energy, Inc.	6,320	577,964
NextEra Energy, Inc.	358,332	30,289,804
NRG Energy, Inc.	32,948	3,001,563
OGE Energy Corp.	35,529	1,457,400
Otter Tail Corp. (b)	7,373	576,274
PG&E Corp.	366,264	7,241,039
Pinnacle West Capital Corp. (b)	20,352	1,802,984
Portland General Electric Co.	15,874	760,365
PPL Corp.	132,639	4,387,698
Southern Co.	190,924	17,217,526
TXNM Energy, Inc.	14,564	637,466
Xcel Energy, Inc.	96,686	6,313,596
		144,834,616
ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	5,410	1,489,860
AMETEK, Inc.	39,900	6,851,229
Eaton Corp. PLC	69,753	23,118,934
Emerson Electric Co.	100,014	10,938,531
EnerSys	7,609	776,498
GE Vernova, Inc. (a)	47,321	12,065,909
Generac Holdings, Inc. (a)	10,920	1,734,970
NEXTracker, Inc. Class A (a) (b)	21,410	802,447
nVent Electric PLC	28,282	1,987,093
Powell Industries, Inc. (b)	1,869	414,899
Regal Rexnord Corp.	12,206	2,024,731
Rockwell Automation, Inc.	20,404	5,477,658
Security Description	Shares	Value
Sensata Technologies Holding PLC	26,610	$954,235
Sunrun, Inc. (a) (b)	37,392	675,300
Vicor Corp. (a)	3,308	139,267
		69,451,561
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc.	6,601	694,689
Amphenol Corp. Class A	208,728	13,600,716
Arlo Technologies, Inc. (a)	13,352	161,693
Arrow Electronics, Inc. (a)	9,779	1,298,945
Avnet, Inc.	17,139	930,819
Badger Meter, Inc.	5,231	1,142,503
Belden, Inc.	7,095	831,037
Benchmark Electronics, Inc.	6,077	269,333
CDW Corp.	23,443	5,305,151
Cognex Corp.	31,045	1,257,322
Coherent Corp. (a) (b)	21,043	1,870,933
Corning, Inc.	133,115	6,010,142
Crane NXT Co. (b)	8,554	479,879
CTS Corp.	5,690	275,282
ePlus, Inc. (a)	5,422	533,199
Fabrinet (a)	6,044	1,429,043
Hubbell, Inc.	9,562	4,095,883
Insight Enterprises, Inc. (a) (b)	4,889	1,053,042
IPG Photonics Corp. (a)	5,926	440,420
Itron, Inc. (a)	7,147	763,371
Jabil, Inc.	22,300	2,672,209
Keysight Technologies, Inc. (a)	31,072	4,938,273
Knowles Corp. (a) (b)	16,452	296,630
Littelfuse, Inc.	4,547	1,206,092
Novanta, Inc. (a) (b)	6,058	1,083,897
OSI Systems, Inc. (a)	2,867	435,297
PC Connection, Inc.	2,250	169,718
Plexus Corp. (a)	5,214	712,806
Rogers Corp. (a)	2,969	335,527
Sanmina Corp. (a)	11,767	805,451
ScanSource, Inc. (a)	5,750	276,173
TD SYNNEX Corp.	13,544	1,626,364
TE Connectivity PLC	54,942	8,295,693
Teledyne Technologies, Inc. (a)	8,029	3,513,972
Trimble, Inc. (a)	44,291	2,750,028
TTM Technologies, Inc. (a)	18,001	328,518
Vishay Intertechnology, Inc.	23,639	447,013
Vontier Corp.	25,180	849,573
Zebra Technologies Corp. Class A (a)	9,350	3,462,492
		76,649,128
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	17,542	355,050
Baker Hughes Co.	176,744	6,389,296
Bristow Group, Inc. (a)	4,741	164,465
Cactus, Inc. Class A (b)	11,456	683,580
ChampionX Corp.	34,343	1,035,441
Core Laboratories, Inc. (b)	7,915	146,665

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Halliburton Co.	154,527	$4,489,009
Helix Energy Solutions Group, Inc. (a)	24,961	277,067
Helmerich & Payne, Inc. (b)	19,745	600,643
Innovex International, Inc. (a)	5,795	85,071
Liberty Energy, Inc. (b)	27,108	517,492
Nabors Industries Ltd. (a) (b)	1,401	90,322
NOV, Inc.	68,935	1,100,892
Oceaneering International, Inc. (a) (b)	18,056	449,053
Patterson-UTI Energy, Inc.	55,408	423,871
ProPetro Holding Corp. (a) (b)	14,959	114,586
RPC, Inc. (b)	12,759	81,147
Schlumberger NV	248,756	10,435,314
Tidewater, Inc. (a)	8,417	604,256
Valaris Ltd. (a) (b)	10,624	592,288
Weatherford International PLC	12,655	1,074,663
		29,710,171
ENTERTAINMENT — 1.1%
Cinemark Holdings, Inc. (a) (b)	20,017	557,273
Electronic Arts, Inc.	43,174	6,192,879
Live Nation Entertainment, Inc. (a)	25,136	2,752,141
Madison Square Garden Sports Corp. (a)	3,104	646,439
Netflix, Inc. (a)	74,036	52,511,514
Take-Two Interactive Software, Inc. (a)	27,947	4,295,733
TKO Group Holdings, Inc. (a)	8,343	1,032,113
Walt Disney Co.	311,821	29,994,062
Warner Bros Discovery, Inc. (a)	381,705	3,149,066
Warner Music Group Corp. Class A (b)	24,651	771,576
		101,902,796
FINANCIAL SERVICES — 3.9%
Berkshire Hathaway, Inc. Class B (a)	317,702	146,225,523
BM Technologies, Inc. (a)	11	37
Corpay, Inc. (a)	12,955	4,051,806
Equitable Holdings, Inc.	55,481	2,331,866
Essent Group Ltd.	18,127	1,165,385
Euronet Worldwide, Inc. (a)	8,962	889,299
EVERTEC, Inc. (b)	10,578	358,488
Fidelity National Information Services, Inc.	92,383	7,737,076
Fiserv, Inc. (a)	98,782	17,746,186
Global Payments, Inc.	45,390	4,648,844
Jack Henry & Associates, Inc.	13,414	2,368,108
Jackson Financial, Inc. Class A	10,491	957,094
Mastercard, Inc. Class A	142,578	70,405,016
MGIC Investment Corp.	48,393	1,238,861
Mr. Cooper Group, Inc. (a)	12,672	1,168,105
NCR Atleos Corp. (a)	11,535	329,094
NMI Holdings, Inc. (a)	10,863	447,447
Payoneer Global, Inc. (a)	35,350	266,186
Security Description	Shares	Value
PayPal Holdings, Inc. (a)	174,782	$13,638,240
Radian Group, Inc.	27,709	961,225
Visa, Inc. Class A	288,837	79,415,733
Voya Financial, Inc.	19,087	1,512,072
Walker & Dunlop, Inc.	5,168	587,033
Western Union Co.	71,295	850,549
WEX, Inc. (a)	7,769	1,629,392
		360,928,665
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	79,166	4,729,377
B&G Foods, Inc. (b)	7,783	69,113
Bunge Global SA	26,291	2,540,762
Cal-Maine Foods, Inc. (b)	6,383	477,704
Campbell Soup Co.	37,225	1,821,047
Conagra Brands, Inc.	84,622	2,751,907
Darling Ingredients, Inc. (a)	28,723	1,067,347
Flowers Foods, Inc.	31,633	729,773
Fresh Del Monte Produce, Inc.	5,862	173,164
General Mills, Inc.	101,440	7,491,344
Hain Celestial Group, Inc. (a)	14,794	127,672
Hershey Co.	25,812	4,950,225
Hormel Foods Corp.	49,877	1,581,101
Ingredion, Inc.	11,638	1,599,410
J&J Snack Foods Corp.	2,658	457,495
J.M. Smucker Co.	18,501	2,240,471
John B Sanfilippo & Son, Inc.	911	85,916
Kellanova	44,865	3,621,054
Kraft Heinz Co.	140,489	4,932,569
Lamb Weston Holdings, Inc.	26,033	1,685,376
Lancaster Colony Corp.	2,803	494,926
McCormick & Co., Inc.	43,575	3,586,223
Mondelez International, Inc. Class A	228,431	16,828,512
Pilgrim's Pride Corp. (a) (b)	8,743	402,615
Post Holdings, Inc. (a)	8,889	1,028,902
Simply Good Foods Co. (a)	14,930	519,116
Tootsie Roll Industries, Inc.	3,329	103,099
TreeHouse Foods, Inc. (a)	9,876	414,595
Tyson Foods, Inc. Class A	51,095	3,043,218
WK Kellogg Co. (b)	734	12,559
		69,566,592
GAS UTILITIES — 0.1%
Atmos Energy Corp.	26,029	3,610,483
Chesapeake Utilities Corp.	2,853	354,257
National Fuel Gas Co. (b)	15,457	936,849
New Jersey Resources Corp.	15,650	738,680
Northwest Natural Holding Co.	5,735	234,103
ONE Gas, Inc. (b)	9,422	701,185
Southwest Gas Holdings, Inc.	9,186	677,559
Spire, Inc.	9,110	613,012
UGI Corp.	36,314	908,576
		8,774,704
GROUND TRANSPORTATION — 1.0%
ArcBest Corp. (b)	4,994	541,599

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Avis Budget Group, Inc. (b)	3,364	$294,653
CSX Corp.	345,033	11,913,990
Heartland Express, Inc.	8,869	108,911
Hertz Global Holdings, Inc. (a) (b)	28,151	92,898
JB Hunt Transport Services, Inc.	14,872	2,562,892
Knight-Swift Transportation Holdings, Inc.	30,295	1,634,415
Landstar System, Inc.	6,654	1,256,741
Marten Transport Ltd.	9,750	172,575
Norfolk Southern Corp.	39,685	9,861,723
Old Dominion Freight Line, Inc.	31,446	6,246,433
RXO, Inc. (a)	17,065	477,820
Ryder System, Inc.	7,770	1,132,866
Saia, Inc. (a) (b)	4,752	2,077,860
Schneider National, Inc. Class B (b)	6,416	183,113
Uber Technologies, Inc. (a)	359,394	27,012,053
Union Pacific Corp.	106,676	26,293,500
Werner Enterprises, Inc. (b)	9,660	372,779
XPO, Inc. (a)	20,367	2,189,656
		94,426,477
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	303,754	34,630,994
Align Technology, Inc. (a)	12,659	3,219,437
Artivion, Inc. (a)	6,389	170,075
Avanos Medical, Inc. (a)	8,476	203,678
Baxter International, Inc.	88,852	3,373,710
Becton Dickinson & Co.	50,292	12,125,401
Boston Scientific Corp. (a)	256,312	21,478,946
CONMED Corp. (b)	5,110	367,511
Cooper Cos., Inc. (a)	33,556	3,702,569
Dentsply Sirona, Inc.	38,400	1,039,104
Dexcom, Inc. (a)	67,543	4,528,083
Edwards Lifesciences Corp. (a)	105,882	6,987,153
Embecta Corp.	10,024	141,338
Enovis Corp. (a) (b)	6,353	273,497
Envista Holdings Corp. (a) (b)	28,046	554,189
GE HealthCare Technologies, Inc.	68,457	6,424,689
Glaukos Corp. (a)	7,317	953,259
Globus Medical, Inc. Class A (a)	19,183	1,372,352
Haemonetics Corp. (a) (b)	8,606	691,750
Hologic, Inc. (a)	44,397	3,616,580
ICU Medical, Inc. (a)	2,935	534,816
IDEXX Laboratories, Inc. (a)	14,561	7,356,508
Inari Medical, Inc. (a) (b)	9,595	395,698
Inspire Medical Systems, Inc. (a) (b)	4,296	906,671
Insulet Corp. (a)	12,315	2,866,316
Integer Holdings Corp. (a)	5,624	731,120
Integra LifeSciences Holdings Corp. (a) (b)	12,616	229,233
Intuitive Surgical, Inc. (a)	61,766	30,343,783
Lantheus Holdings, Inc. (a) (b)	11,629	1,276,283
LeMaitre Vascular, Inc. (b)	2,896	269,009
Security Description	Shares	Value
LivaNova PLC (a)	9,117	$479,007
Masimo Corp. (a) (b)	8,144	1,085,840
Medtronic PLC	220,240	19,828,207
Merit Medical Systems, Inc. (a)	8,749	864,664
Neogen Corp. (a) (b)	30,986	520,875
Omnicell, Inc. (a)	6,579	286,844
Penumbra, Inc. (a)	6,122	1,189,566
QuidelOrtho Corp. (a) (b)	10,544	480,806
ResMed, Inc.	25,421	6,205,774
Solventum Corp. (a)	24,408	1,701,726
Spectrum Pharmaceuticals, Inc. (a)	22	2
STAAR Surgical Co. (a)	7,965	295,900
STERIS PLC	17,360	4,210,494
Stryker Corp.	59,071	21,339,989
Tandem Diabetes Care, Inc. (a)	10,824	459,046
Teleflex, Inc.	8,060	1,993,399
TransMedics Group, Inc. (a)	5,800	910,600
UFP Technologies, Inc. (a)	1,100	348,370
Zimmer Biomet Holdings, Inc.	36,207	3,908,546
		216,873,407
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a)	15,739	998,010
AdaptHealth Corp. (a)	16,708	187,631
Addus HomeCare Corp. (a)	2,642	351,465
Amedisys, Inc. (a)	5,240	505,712
AMN Healthcare Services, Inc. (a) (b)	7,429	314,915
Astrana Health, Inc. (a)	3,554	205,919
Cardinal Health, Inc.	43,026	4,755,234
Cencora, Inc.	29,168	6,565,133
Centene Corp. (a)	94,703	7,129,242
Chemed Corp.	2,659	1,597,979
Cigna Group	47,917	16,600,366
CorVel Corp. (a)	1,170	382,461
Cross Country Healthcare, Inc. (a) (b)	5,651	75,949
CVS Health Corp.	214,031	13,458,269
DaVita, Inc. (a)	9,502	1,557,663
Elevance Health, Inc.	39,745	20,667,400
Encompass Health Corp.	17,786	1,718,839
Ensign Group, Inc. (b)	9,159	1,317,247
Fulgent Genetics, Inc. (a) (b)	2,278	49,501
HCA Healthcare, Inc.	31,789	12,920,003
HealthEquity, Inc. (a)	13,171	1,078,046
Henry Schein, Inc. (a)	24,343	1,774,605
Humana, Inc.	21,523	6,817,195
Labcorp Holdings, Inc.	14,901	3,330,075
McKesson Corp.	23,225	11,482,905
Molina Healthcare, Inc. (a)	10,434	3,595,139
National HealthCare Corp.	2,382	299,584
NeoGenomics, Inc. (a)	21,613	318,792
OmniAb, Inc. (a) (b) (e)	1,881	—
Option Care Health, Inc. (a)	31,515	986,420
Owens & Minor, Inc. (a)	13,053	204,802
Patterson Cos., Inc. (b)	15,467	337,799

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Pediatrix Medical Group, Inc. (a)	15,276	$177,049
Premier, Inc. Class A (b)	20,829	416,580
Privia Health Group, Inc. (a)	16,417	298,954
Progyny, Inc. (a)	14,561	244,042
Quest Diagnostics, Inc.	19,695	3,057,649
R1 RCM, Inc. (a)	22,068	312,704
RadNet, Inc. (a)	6,990	485,036
Select Medical Holdings Corp.	18,870	657,997
Tenet Healthcare Corp. (a)	18,622	3,094,976
U.S. Physical Therapy, Inc.	2,486	210,390
UnitedHealth Group, Inc.	159,703	93,375,150
Universal Health Services, Inc. Class B	9,568	2,191,168
		226,105,995
HEALTH CARE REITs — 0.3%
CareTrust REIT, Inc.	17,188	530,422
Healthcare Realty Trust, Inc. REIT	58,310	1,058,326
Healthpeak Properties, Inc. REIT	115,763	2,647,500
LTC Properties, Inc. REIT	7,154	262,480
Medical Properties Trust, Inc. REIT	96,487	564,449
Omega Healthcare Investors, Inc. REIT	40,621	1,653,275
Sabra Health Care REIT, Inc.	37,660	700,853
Universal Health Realty Income Trust REIT	1,776	81,252
Ventas, Inc. REIT	66,816	4,284,910
Welltower, Inc. REIT	98,418	12,600,456
		24,383,923
HEALTH CARE TECHNOLOGY — 0.0% (d)
Certara, Inc. (a)	18,567	217,420
Doximity, Inc. Class A (a) (b)	20,936	912,181
HealthStream, Inc.	5,756	166,003
Schrodinger, Inc. (a) (b)	9,568	177,486
Simulations Plus, Inc. (b)	2,295	73,486
		1,546,576
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	37,233	552,910
DiamondRock Hospitality Co. REIT	38,985	340,339
Host Hotels & Resorts, Inc. REIT	123,125	2,167,000
Park Hotels & Resorts, Inc. REIT	41,657	587,364
Pebblebrook Hotel Trust REIT	22,702	300,347
Service Properties Trust REIT	29,241	133,339
Summit Hotel Properties, Inc. REIT	18,763	128,714
Sunstone Hotel Investors, Inc. REIT	37,492	386,917
Xenia Hotels & Resorts, Inc. REIT	20,489	302,623
		4,899,553
HOTELS, RESTAURANTS & LEISURE — 2.0%
Airbnb, Inc. Class A (a)	74,669	9,468,776
Security Description	Shares	Value
Aramark	45,997	$1,781,464
BJ's Restaurants, Inc. (a) (b)	5,162	168,075
Bloomin' Brands, Inc. (b)	15,002	247,983
Booking Holdings, Inc.	5,728	24,127,023
Boyd Gaming Corp.	13,890	897,989
Brinker International, Inc. (a)	6,964	532,955
Caesars Entertainment, Inc. (a)	36,119	1,507,607
Carnival Corp. (a)	177,165	3,274,009
Cheesecake Factory, Inc. (b)	7,400	300,070
Chipotle Mexican Grill, Inc. (a)	239,474	13,798,492
Choice Hotels International, Inc. (b)	5,174	674,172
Churchill Downs, Inc.	12,046	1,628,740
Chuy's Holdings, Inc. (a)	3,257	121,812
Cracker Barrel Old Country Store, Inc. (b)	4,250	192,738
Darden Restaurants, Inc.	20,963	3,440,657
Dave & Buster's Entertainment, Inc. (a) (b)	6,215	211,621
Domino's Pizza, Inc.	6,377	2,743,003
Expedia Group, Inc. (a)	22,604	3,345,844
Golden Entertainment, Inc. (b)	3,351	106,528
Hilton Grand Vacations, Inc. (a) (b)	13,907	505,102
Hilton Worldwide Holdings, Inc.	41,715	9,615,308
Hyatt Hotels Corp. Class A (b)	8,029	1,222,014
Jack in the Box, Inc. (b)	3,740	174,060
Las Vegas Sands Corp.	64,448	3,244,312
Light & Wonder, Inc. (a)	15,889	1,441,609
Marriott International, Inc. Class A	39,517	9,823,926
Marriott Vacations Worldwide Corp. (b)	6,348	466,451
McDonald's Corp.	123,488	37,603,331
MGM Resorts International (a)	47,715	1,865,179
Monarch Casino & Resort, Inc.	2,611	206,974
Norwegian Cruise Line Holdings Ltd. (a) (b)	74,519	1,528,385
Papa John's International, Inc. (b)	6,423	346,007
Penn Entertainment, Inc. (a) (b)	26,139	492,982
Planet Fitness, Inc. Class A (a)	15,052	1,222,523
Royal Caribbean Cruises Ltd.	39,806	7,059,992
Sabre Corp. (a)	51,815	190,161
Shake Shack, Inc. Class A (a)	6,073	626,794
Six Flags Entertainment Corp.	7,697	310,266
Starbucks Corp.	200,400	19,536,996
Texas Roadhouse, Inc.	11,598	2,048,207
Travel & Leisure Co.	15,378	708,618
Vail Resorts, Inc.	6,815	1,187,786
Wendy's Co. (b)	31,255	547,588
Wingstop, Inc.	5,292	2,201,895
Wyndham Hotels & Resorts, Inc.	14,515	1,134,202
Wynn Resorts Ltd.	17,424	1,670,613
Yum! Brands, Inc.	48,651	6,797,031
		182,347,870

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.6%
Cavco Industries, Inc. (a)	1,755	$751,561
Century Communities, Inc.	3,717	382,777
DR Horton, Inc.	49,704	9,482,032
Ethan Allen Interiors, Inc.	5,207	166,051
Garmin Ltd.	26,050	4,585,581
Green Brick Partners, Inc. (a)	4,442	370,996
Helen of Troy Ltd. (a)	4,710	291,313
Installed Building Products, Inc. (b)	3,940	970,304
KB Home	15,561	1,333,422
La-Z-Boy, Inc. (b)	8,163	350,438
Leggett & Platt, Inc.	23,180	315,712
Lennar Corp. Class A	43,666	8,186,502
LGI Homes, Inc. (a)	2,846	337,308
M/I Homes, Inc. (a)	3,838	657,680
Meritage Homes Corp.	6,231	1,277,791
Mohawk Industries, Inc. (a)	10,434	1,676,535
Newell Brands, Inc.	66,817	513,155
NVR, Inc. (a)	529	5,190,442
PulteGroup, Inc.	37,588	5,395,006
Sonos, Inc. (a) (b)	22,423	275,579
Taylor Morrison Home Corp. (a)	18,773	1,318,991
Tempur Sealy International, Inc.	32,769	1,789,187
Toll Brothers, Inc.	20,005	3,090,572
TopBuild Corp. (a)	5,678	2,309,867
Tri Pointe Homes, Inc. (a)	16,868	764,289
Whirlpool Corp. (b)	9,608	1,028,056
Worthington Enterprises, Inc. (b)	6,162	255,415
		53,066,562
HOUSEHOLD PRODUCTS — 1.1%
Central Garden & Pet Co. (a) (b)	2,418	88,184
Central Garden & Pet Co. Class A (a)	9,624	302,194
Church & Dwight Co., Inc.	42,837	4,485,891
Clorox Co.	21,616	3,521,462
Colgate-Palmolive Co.	139,369	14,467,896
Energizer Holdings, Inc.	10,221	324,619
Kimberly-Clark Corp.	59,338	8,442,611
Procter & Gamble Co.	406,539	70,412,555
WD-40 Co. (b)	2,497	643,926
		102,689,338
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	117,181	2,350,651
Clearway Energy, Inc. Class A	6,032	171,731
Clearway Energy, Inc. Class C	14,498	444,799
Ormat Technologies, Inc. (b)	8,112	624,137
Vistra Corp.	60,344	7,153,178
		10,744,496
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	97,695	13,354,906
General Electric Co.	189,348	35,707,246
Security Description	Shares	Value
Honeywell International, Inc.	111,687	$23,086,820
		72,148,972
INDUSTRIAL REITs — 0.3%
EastGroup Properties, Inc. REIT	7,247	1,353,885
First Industrial Realty Trust, Inc. REIT	23,097	1,292,970
Innovative Industrial Properties, Inc. REIT	4,241	570,839
LXP Industrial Trust REIT	46,419	466,511
Prologis, Inc. REIT	160,361	20,250,387
Rexford Industrial Realty, Inc. REIT (b)	36,213	1,821,876
STAG Industrial, Inc. REIT	31,548	1,233,211
		26,989,679
INSURANCE — 2.3%
Aflac, Inc.	85,655	9,576,229
Allstate Corp.	45,829	8,691,470
Ambac Financial Group, Inc. (a)	8,145	91,305
American Financial Group, Inc.	12,034	1,619,776
American International Group, Inc.	109,165	7,994,153
AMERISAFE, Inc.	2,999	144,942
Aon PLC Class A	37,981	13,141,046
Arch Capital Group Ltd. (a)	64,825	7,252,621
Arthur J Gallagher & Co.	37,720	10,613,276
Assurant, Inc.	9,187	1,826,927
Assured Guaranty Ltd.	9,511	756,315
Brighthouse Financial, Inc. (a)	9,336	420,400
Brown & Brown, Inc.	40,199	4,164,616
Chubb Ltd.	64,471	18,592,792
Cincinnati Financial Corp.	26,643	3,626,645
CNO Financial Group, Inc.	23,601	828,395
Employers Holdings, Inc.	5,886	282,351
Erie Indemnity Co. Class A	4,508	2,433,509
Everest Group Ltd.	7,358	2,883,085
Fidelity National Financial, Inc.	45,207	2,805,546
First American Financial Corp.	18,547	1,224,288
Genworth Financial, Inc. (a)	82,354	564,125
Globe Life, Inc.	14,957	1,584,096
Goosehead Insurance, Inc. Class A (a) (b)	4,260	380,418
Hanover Insurance Group, Inc.	6,284	930,723
Hartford Financial Services Group, Inc.	53,548	6,297,780
HCI Group, Inc. (b)	1,054	112,841
Horace Mann Educators Corp.	6,745	235,738
Kemper Corp.	9,945	609,131
Kinsale Capital Group, Inc.	3,766	1,753,337
Lincoln National Corp.	30,903	973,754
Loews Corp.	32,288	2,552,366
Marsh & McLennan Cos., Inc.	86,400	19,274,976
Mercury General Corp.	4,802	302,430
MetLife, Inc.	99,152	8,178,057
Old Republic International Corp.	49,952	1,769,300
Palomar Holdings, Inc. (a)	3,601	340,907

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Primerica, Inc.	6,051	$1,604,423
Principal Financial Group, Inc.	38,924	3,343,572
ProAssurance Corp. (a)	11,084	166,703
Progressive Corp.	102,093	25,907,120
Prudential Financial, Inc.	63,448	7,683,553
Reinsurance Group of America, Inc.	11,566	2,519,884
RenaissanceRe Holdings Ltd. (b)	8,999	2,451,328
RLI Corp.	7,285	1,129,029
Ryan Specialty Holdings, Inc. (b)	17,852	1,185,194
Safety Insurance Group, Inc.	2,887	236,099
Selective Insurance Group, Inc.	9,723	907,156
SiriusPoint Ltd. (a)	14,935	214,168
Stewart Information Services Corp. (b)	3,841	287,076
Travelers Cos., Inc.	40,017	9,368,780
Trupanion, Inc. (a)	5,322	223,418
United Fire Group, Inc.	3,055	63,941
Unum Group	31,986	1,901,248
W.R. Berkley Corp.	55,558	3,151,805
Willis Towers Watson PLC	18,051	5,316,561
		212,490,724
INTERACTIVE MEDIA & SERVICES — 5.7%
Alphabet, Inc. Class A	1,014,226	168,209,382
Alphabet, Inc. Class C	831,292	138,983,709
Cargurus, Inc. (a)	15,211	456,786
Cars.com, Inc. (a) (b)	11,112	186,237
IAC, Inc. (a)	12,240	658,757
Match Group, Inc. (a)	48,276	1,826,764
Meta Platforms, Inc. Class A	378,274	216,539,169
QuinStreet, Inc. (a)	8,260	158,014
Shutterstock, Inc. (b)	3,969	140,383
TripAdvisor, Inc. (a)	17,384	251,894
Yelp, Inc. (a)	10,241	359,254
Ziff Davis, Inc. (a)	7,219	351,277
ZoomInfo Technologies, Inc. (a)	47,862	493,936
		528,615,562
IT SERVICES — 1.1%
Accenture PLC Class A	109,657	38,761,556
Akamai Technologies, Inc. (a)	26,343	2,659,326
Cognizant Technology Solutions Corp. Class A	88,398	6,822,558
DigitalOcean Holdings, Inc. (a) (b)	8,883	358,784
DXC Technology Co. (a) (b)	33,813	701,620
EPAM Systems, Inc. (a)	9,912	1,972,785
Gartner, Inc. (a)	13,714	6,949,707
GoDaddy, Inc. Class A (a)	25,628	4,017,958
International Business Machines Corp.	159,524	35,267,566
Kyndryl Holdings, Inc. (a)	31,710	728,696
Perficient, Inc. (a)	5,655	426,839
VeriSign, Inc. (a)	15,676	2,977,813
		101,645,208
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp. (b)	12,071	$1,011,791
Hasbro, Inc.	22,888	1,655,260
Mattel, Inc. (a)	61,672	1,174,852
Polaris, Inc.	10,285	856,123
Sturm Ruger & Co., Inc. (b)	2,969	123,748
Topgolf Callaway Brands Corp. (a)	18,130	199,067
Vista Outdoor, Inc. (a)	10,408	407,786
YETI Holdings, Inc. (a)	13,650	560,060
		5,988,687
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	51,125	7,591,040
Avantor, Inc. (a)	118,705	3,070,898
Azenta, Inc. (a) (b)	10,480	507,651
BioLife Solutions, Inc. (a) (b)	5,408	135,416
Bio-Rad Laboratories, Inc. Class A (a) (b)	3,320	1,110,806
Bio-Techne Corp.	27,773	2,219,896
Bruker Corp.	17,675	1,220,635
Charles River Laboratories International, Inc. (a)	8,731	1,719,745
Cytek Biosciences, Inc. (a) (b)	14,196	78,646
Danaher Corp.	110,757	30,792,661
Fortrea Holdings, Inc. (a) (b)	16,701	334,020
Illumina, Inc. (a)	27,781	3,622,920
IQVIA Holdings, Inc. (a)	29,048	6,883,505
Medpace Holdings, Inc. (a)	4,147	1,384,269
Mesa Laboratories, Inc.	570	74,020
Mettler-Toledo International, Inc. (a)	3,701	5,550,390
Repligen Corp. (a)	8,280	1,232,230
Revvity, Inc.	22,377	2,858,662
Sotera Health Co. (a)	17,365	289,996
Thermo Fisher Scientific, Inc.	65,934	40,784,794
Waters Corp. (a)	10,309	3,710,106
West Pharmaceutical Services, Inc.	12,914	3,876,266
		119,048,572
MACHINERY — 1.9%
AGCO Corp. (b)	10,734	1,050,429
Alamo Group, Inc.	1,928	347,291
Albany International Corp. Class A	5,468	485,832
Astec Industries, Inc.	3,637	116,166
Barnes Group, Inc.	8,622	348,415
Caterpillar, Inc.	83,382	32,612,368
Chart Industries, Inc. (a) (b)	6,276	779,103
CNH Industrial NV	135,484	1,503,872
Crane Co.	8,554	1,353,927
Cummins, Inc.	23,164	7,500,272
Deere & Co.	44,644	18,631,281
Donaldson Co., Inc.	21,985	1,620,295
Dover Corp.	25,084	4,809,606
Enerpac Tool Group Corp.	11,168	467,828

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Enpro, Inc.	3,409	$552,872
Esab Corp.	9,929	1,055,552
ESCO Technologies, Inc.	4,752	612,913
Federal Signal Corp.	10,685	998,620
Flowserve Corp.	23,682	1,224,123
Fortive Corp.	59,528	4,698,545
Franklin Electric Co., Inc.	7,109	745,165
Gates Industrial Corp. PLC (a)	32,490	570,200
Graco, Inc.	29,371	2,570,256
Greenbrier Cos., Inc. (b)	5,698	289,971
Hillenbrand, Inc.	13,209	367,210
IDEX Corp.	13,330	2,859,285
Illinois Tool Works, Inc.	48,097	12,604,781
Ingersoll Rand, Inc.	70,812	6,950,906
ITT, Inc.	15,366	2,297,371
John Bean Technologies Corp.	5,528	544,563
Kennametal, Inc. (b)	14,680	380,652
Lincoln Electric Holdings, Inc.	10,474	2,011,217
Lindsay Corp.	2,087	260,124
Middleby Corp. (a)	10,064	1,400,204
Mueller Industries, Inc. (b)	19,898	1,474,442
Nordson Corp.	8,981	2,358,680
Oshkosh Corp.	11,926	1,195,104
Otis Worldwide Corp.	71,221	7,402,711
PACCAR, Inc.	90,392	8,919,883
Parker-Hannifin Corp.	22,747	14,372,010
Pentair PLC	29,255	2,860,846
Proto Labs, Inc. (a)	4,840	142,151
RBC Bearings, Inc. (a) (b)	5,142	1,539,412
Snap-on, Inc.	9,716	2,814,822
SPX Technologies, Inc. (a)	7,977	1,272,012
Standex International Corp.	2,668	487,657
Stanley Black & Decker, Inc.	27,491	3,027,584
Tennant Co.	2,959	284,182
Terex Corp.	12,839	679,311
Timken Co. (b)	11,963	1,008,361
Titan International, Inc. (a)	10,920	88,780
Toro Co.	18,784	1,629,136
Trinity Industries, Inc.	14,617	509,256
Wabash National Corp.	9,750	187,103
Watts Water Technologies, Inc. Class A	5,018	1,039,679
Westinghouse Air Brake Technologies Corp.	31,257	5,681,585
Xylem, Inc.	42,147	5,691,109
		179,287,031
MARINE — 0.0% (d)
Kirby Corp. (a)	9,704	1,188,061
Matson, Inc.	6,095	869,269
		2,057,330
MEDIA — 0.5%
Cable One, Inc. (b)	776	271,437
Charter Communications, Inc. Class A (a)	17,576	5,696,030
Comcast Corp. Class A	678,518	28,341,697
Security Description	Shares	Value
EchoStar Corp. Class A (a) (b)	15,619	$387,664
Fox Corp. Class A	44,306	1,875,473
Fox Corp. Class B	26,372	1,023,234
Interpublic Group of Cos., Inc.	68,676	2,172,222
John Wiley & Sons, Inc. Class A	7,759	374,372
New York Times Co. Class A	25,556	1,422,702
News Corp. Class A	68,793	1,831,958
News Corp. Class B	21,355	596,872
Nexstar Media Group, Inc. (b)	5,628	930,590
Omnicom Group, Inc.	34,518	3,568,816
Paramount Global Class B	84,298	895,245
Scholastic Corp.	5,842	187,002
TechTarget, Inc. (a)	4,489	109,756
TEGNA, Inc. (b)	38,555	608,398
Thryv Holdings, Inc. (a) (b)	3,198	55,101
		50,348,569
METALS & MINING — 0.5%
Alcoa Corp.	29,934	1,154,854
Alpha Metallurgical Resources, Inc.	2,136	504,480
Arch Resources, Inc.	3,160	436,585
ATI, Inc. (a)	22,868	1,530,098
Carpenter Technology Corp.	8,757	1,397,442
Century Aluminum Co. (a)	8,842	143,506
Cleveland-Cliffs, Inc. (a)	86,675	1,106,840
Commercial Metals Co.	21,151	1,162,459
Ferroglobe PLC (a) (e)	929	—
Freeport-McMoRan, Inc.	253,375	12,648,480
Haynes International, Inc.	2,844	169,332
Kaiser Aluminum Corp.	2,969	215,312
Materion Corp.	3,023	338,153
Metallus, Inc. (a)	4,058	60,180
MP Materials Corp. (a) (b)	14,046	247,912
Newmont Corp.	201,893	10,791,181
Nucor Corp.	43,520	6,542,797
Reliance, Inc.	10,040	2,903,668
Royal Gold, Inc.	11,234	1,576,130
Steel Dynamics, Inc.	27,038	3,408,951
SunCoke Energy, Inc.	6,736	58,468
U.S. Steel Corp.	37,893	1,338,760
Warrior Met Coal, Inc.	6,754	431,580
Worthington Steel, Inc.	6,166	209,706
		48,376,874
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT (b)	82,888	1,663,562
Apollo Commercial Real Estate Finance, Inc. REIT	21,634	198,817
Arbor Realty Trust, Inc. REIT (b)	31,966	497,391
ARMOUR Residential REIT, Inc. (b)	2,696	54,998
Blackstone Mortgage Trust, Inc. Class A REIT (b)	30,254	575,129
Ellington Financial, Inc. REIT (b)	8,365	107,825

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Franklin BSP Realty Trust, Inc. REIT	7,373	$96,291
HA Sustainable Infrastructure Capital, Inc. (b)	18,736	645,830
KKR Real Estate Finance Trust, Inc. REIT	7,183	88,710
New York Mortgage Trust, Inc. REIT	14,794	93,646
PennyMac Mortgage Investment Trust REIT (b)	17,547	250,220
Ready Capital Corp. REIT (b)	12,795	97,626
Redwood Trust, Inc. REIT	20,346	157,275
Two Harbors Investment Corp. REIT	12,864	178,552
Starwood Property Trust, Inc. REIT (b)	54,529	1,111,301
		5,817,173
MULTI-UTILITIES — 0.6%
Ameren Corp.	43,656	3,818,154
Avista Corp.	12,401	480,539
Black Hills Corp.	10,878	664,863
CenterPoint Energy, Inc.	113,936	3,351,997
CMS Energy Corp.	49,917	3,525,638
Consolidated Edison, Inc.	60,356	6,284,870
Dominion Energy, Inc.	142,782	8,251,372
DTE Energy Co.	36,143	4,641,123
NiSource, Inc.	68,477	2,372,728
Northwestern Energy Group, Inc.	9,406	538,211
Public Service Enterprise Group, Inc.	87,921	7,843,433
Sempra	111,000	9,282,930
Unitil Corp.	2,576	156,054
WEC Energy Group, Inc.	54,796	5,270,279
		56,482,191
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	27,298	3,241,637
Brandywine Realty Trust REIT	30,556	166,225
BXP, Inc. REIT	24,781	1,993,879
COPT Defense Properties REIT	20,802	630,925
Cousins Properties, Inc. REIT	26,315	775,766
Douglas Emmett, Inc. REIT (b)	29,007	509,653
Easterly Government Properties, Inc. REIT	11,125	151,078
Highwoods Properties, Inc. REIT	18,535	621,108
Hudson Pacific Properties, Inc. REIT (b)	26,264	125,542
JBG SMITH Properties REIT	19,023	332,522
Kilroy Realty Corp. REIT	17,732	686,228
SL Green Realty Corp. REIT (b)	12,158	846,318
Vornado Realty Trust REIT	28,312	1,115,493
		11,196,374
OIL, GAS & CONSUMABLE FUELS — 3.1%
Antero Midstream Corp.	52,599	791,615
Antero Resources Corp. (a)	49,534	1,419,149
Security Description	Shares	Value
APA Corp.	61,661	$1,508,228
California Resources Corp.	11,237	589,605
Chesapeake Energy Corp. (b)	18,954	1,558,967
Chevron Corp.	293,132	43,169,550
Chord Energy Corp.	10,787	1,404,791
Civitas Resources, Inc.	14,767	748,244
CNX Resources Corp. (a) (b)	27,702	902,254
Comstock Resources, Inc. (b)	16,002	178,102
ConocoPhillips	199,139	20,965,354
CONSOL Energy, Inc. (b)	5,873	614,610
Coterra Energy, Inc.	132,521	3,173,878
CVR Energy, Inc. (b)	5,162	118,881
Devon Energy Corp.	112,180	4,388,482
Diamondback Energy, Inc.	30,336	5,229,926
Dorian LPG Ltd.	5,933	204,214
DT Midstream, Inc.	16,602	1,305,913
EOG Resources, Inc.	101,555	12,484,156
EQT Corp.	96,803	3,546,862
Exxon Mobil Corp.	768,324	90,062,939
Green Plains, Inc. (a)	9,205	124,636
Hess Corp.	47,064	6,391,291
HF Sinclair Corp.	26,360	1,174,865
Kinder Morgan, Inc.	339,334	7,495,888
Magnolia Oil & Gas Corp. Class A (b)	32,372	790,524
Marathon Oil Corp.	102,124	2,719,562
Marathon Petroleum Corp.	56,661	9,230,644
Matador Resources Co.	18,966	937,300
Murphy Oil Corp.	26,019	877,881
Northern Oil & Gas, Inc. (b)	12,244	433,560
Occidental Petroleum Corp.	116,065	5,981,990
ONEOK, Inc.	101,976	9,293,073
Ovintiv, Inc.	44,368	1,699,738
Par Pacific Holdings, Inc. (a)	9,104	160,230
PBF Energy, Inc. Class A	20,055	620,702
Peabody Energy Corp.	19,184	509,143
Permian Resources Corp.	66,316	902,561
Phillips 66 Co.	70,840	9,311,918
Range Resources Corp.	46,386	1,426,833
REX American Resources Corp. (a)	775	35,875
SM Energy Co.	20,868	834,094
Southwestern Energy Co. (a)	173,876	1,236,258
Talos Energy, Inc. (a)	5,623	58,198
Targa Resources Corp.	39,492	5,845,211
Texas Pacific Land Corp. (b)	3,239	2,865,673
Valero Energy Corp.	53,846	7,270,825
Viper Energy, Inc. (b)	10,786	486,557
Vital Energy, Inc. (a) (b)	2,199	59,153
Williams Cos., Inc.	211,461	9,653,195
World Kinect Corp. (b)	10,948	338,403
		283,131,501
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	23,075	1,401,114
Coty, Inc. Class A (a) (b)	52,138	489,576
Edgewell Personal Care Co.	9,618	349,518

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
elf Beauty, Inc. (a) (b)	9,630	$1,049,959
Estee Lauder Cos., Inc. Class A	39,852	3,972,846
Inter Parfums, Inc.	2,947	381,577
Kenvue, Inc.	334,647	7,740,385
USANA Health Sciences, Inc. (a)	2,263	85,813
		15,470,788
PAPER & FOREST PRODUCTS — 0.0% (d)
Clearwater Paper Corp. (a)	2,878	82,138
Louisiana-Pacific Corp.	11,430	1,228,268
Sylvamo Corp. (b)	5,981	513,469
		1,823,875
PHARMACEUTICALS — 3.4%
Amphastar Pharmaceuticals, Inc. (a)	6,274	304,477
ANI Pharmaceuticals, Inc. (a)	911	54,350
Bristol-Myers Squibb Co.	355,276	18,381,980
Catalent, Inc. (a)	29,488	1,786,088
Collegium Pharmaceutical, Inc. (a)	1,500	57,960
Corcept Therapeutics, Inc. (a) (b)	17,918	829,245
Eli Lilly & Co.	136,550	120,975,107
Harmony Biosciences Holdings, Inc. (a)	4,125	165,000
Innoviva, Inc. (a) (b)	10,745	207,486
Jazz Pharmaceuticals PLC (a)	10,008	1,114,991
Johnson & Johnson	415,704	67,368,990
Ligand Pharmaceuticals, Inc. (a) (b)	2,743	274,547
Merck & Co., Inc.	442,443	50,243,827
Organon & Co. (b)	44,092	843,480
Pacira BioSciences, Inc. (a) (b)	7,794	117,300
Perrigo Co. PLC	24,245	635,947
Pfizer, Inc.	989,137	28,625,625
Phibro Animal Health Corp. Class A	3,037	68,393
Prestige Consumer Healthcare, Inc. (a)	8,978	647,314
Supernus Pharmaceuticals, Inc. (a)	9,370	292,157
Viatris, Inc.	210,014	2,438,263
Zoetis, Inc.	77,285	15,099,943
		310,532,470
PROFESSIONAL SERVICES — 0.8%
Amentum Holdings, Inc. (a)	22,940	739,815
ASGN, Inc. (a)	8,756	816,322
Automatic Data Processing, Inc.	71,993	19,922,623
Broadridge Financial Solutions, Inc.	20,299	4,364,894
CACI International, Inc. Class A (a)	3,809	1,921,869
Concentrix Corp. (b)	7,492	383,965
CSG Systems International, Inc.	5,906	287,327
Dayforce, Inc. (a) (b)	27,190	1,665,387
Equifax, Inc.	21,062	6,189,279
ExlService Holdings, Inc. (a)	29,184	1,113,370
Security Description	Shares	Value
Exponent, Inc.	8,804	$1,014,925
FTI Consulting, Inc. (a)	5,642	1,283,893
Genpact Ltd.	30,106	1,180,456
Heidrick & Struggles International, Inc.	3,181	123,614
Insperity, Inc.	5,984	526,592
Jacobs Solutions, Inc.	22,940	3,002,846
KBR, Inc.	24,789	1,614,508
Kelly Services, Inc. Class A	5,810	124,392
Korn Ferry	9,587	721,326
Leidos Holdings, Inc.	23,632	3,852,016
ManpowerGroup, Inc.	10,013	736,156
Maximus, Inc.	10,943	1,019,450
NV5 Global, Inc. (a)	2,178	203,599
Parsons Corp. (a) (b)	5,794	600,722
Paychex, Inc.	55,662	7,469,284
Paycom Software, Inc.	8,315	1,385,030
Paylocity Holding Corp. (a)	6,788	1,119,816
Robert Half, Inc.	19,847	1,337,886
Science Applications International Corp.	9,882	1,376,266
Verisk Analytics, Inc.	25,078	6,719,901
Verra Mobility Corp. (a)	24,770	688,854
		73,506,383
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	54,169	6,742,957
CoStar Group, Inc. (a)	71,719	5,410,481
Cushman & Wakefield PLC (a)	28,726	391,535
eXp World Holdings, Inc. (b)	12,903	181,803
Jones Lang LaSalle, Inc. (a)	8,797	2,373,519
Kennedy-Wilson Holdings, Inc. (b)	20,648	228,160
Marcus & Millichap, Inc. (b)	4,393	174,095
St. Joe Co.	5,441	317,265
		15,819,815
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	55,761	2,140,665
AvalonBay Communities, Inc. REIT	24,158	5,441,589
Camden Property Trust REIT	17,893	2,210,322
Centerspace REIT	1,281	90,272
Elme Communities REIT	15,556	273,630
Equity LifeStyle Properties, Inc. REIT	30,899	2,204,335
Equity Residential REIT	59,866	4,457,622
Essex Property Trust, Inc. REIT	11,084	3,274,435
Independence Realty Trust, Inc. REIT (b)	42,132	863,706
Invitation Homes, Inc. REIT	100,419	3,540,774
Mid-America Apartment Communities, Inc. REIT	20,197	3,209,303
NexPoint Residential Trust, Inc. REIT	3,362	147,962
UDR, Inc. REIT	52,300	2,371,282

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Veris Residential, Inc. REIT	16,974	$303,156
		30,529,053
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	15,611	366,546
Agree Realty Corp. REIT (b)	17,658	1,330,177
Brixmor Property Group, Inc. REIT	52,505	1,462,789
Federal Realty Investment Trust REIT	12,705	1,460,694
Getty Realty Corp. REIT	6,592	209,692
Kimco Realty Corp. REIT	117,629	2,731,345
Kite Realty Group Trust REIT	38,724	1,028,510
Macerich Co. REIT	37,581	685,477
NNN REIT, Inc.	31,019	1,504,111
Phillips Edison & Co., Inc. REIT	20,736	781,955
Realty Income Corp. REIT	142,941	9,065,318
Regency Centers Corp. REIT	29,197	2,108,899
Retail Opportunity Investments Corp. REIT	21,518	338,478
Saul Centers, Inc. REIT	3,034	127,307
Simon Property Group, Inc. REIT	51,747	8,746,278
SITE Centers Corp. REIT	6,965	421,383
Tanger, Inc. REIT	18,170	602,881
Urban Edge Properties REIT	20,488	438,238
Whitestone REIT	7,444	100,717
		33,510,795
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.4%
Advanced Micro Devices, Inc. (a)	282,906	46,419,216
Allegro MicroSystems, Inc. (a) (b)	11,560	269,348
Alpha & Omega Semiconductor Ltd. (a)	3,795	140,870
Amkor Technology, Inc.	18,441	564,295
Analog Devices, Inc.	86,994	20,023,409
Applied Materials, Inc.	142,323	28,756,362
Axcelis Technologies, Inc. (a)	5,740	601,839
Broadcom, Inc.	805,562	138,959,445
CEVA, Inc. (a)	3,875	93,581
Cirrus Logic, Inc. (a)	10,289	1,277,997
Cohu, Inc. (a)	7,162	184,063
Diodes, Inc. (a)	6,569	421,007
Enphase Energy, Inc. (a)	23,302	2,633,592
First Solar, Inc. (a)	18,718	4,669,018
FormFactor, Inc. (a)	13,484	620,264
Ichor Holdings Ltd. (a)	3,451	109,776
Impinj, Inc. (a) (b)	2,796	605,390
Intel Corp.	736,111	17,269,164
KLA Corp.	23,029	17,833,888
Kulicke & Soffa Industries, Inc. (b)	10,938	493,632
Lam Research Corp.	23,054	18,813,908
Lattice Semiconductor Corp. (a)	23,665	1,255,902
MACOM Technology Solutions Holdings, Inc. (a) (b)	8,664	963,957
Security Description	Shares	Value
MaxLinear, Inc. (a)	12,389	$179,393
Microchip Technology, Inc.	93,007	7,467,532
Micron Technology, Inc.	191,780	19,889,504
MKS Instruments, Inc.	9,466	1,029,049
Monolithic Power Systems, Inc.	8,349	7,718,650
NVIDIA Corp.	4,261,586	517,527,004
NXP Semiconductors NV	45,023	10,805,970
ON Semiconductor Corp. (a)	76,136	5,528,235
Onto Innovation, Inc. (a)	7,970	1,654,253
PDF Solutions, Inc. (a)	5,463	173,068
Photronics, Inc. (a)	11,435	283,131
Power Integrations, Inc.	9,040	579,645
Qorvo, Inc. (a)	16,963	1,752,278
QUALCOMM, Inc.	194,336	33,046,837
Rambus, Inc. (a)	20,583	869,014
Semtech Corp. (a)	11,238	513,127
Silicon Laboratories, Inc. (a)	5,584	645,343
SiTime Corp. (a) (b)	2,579	442,324
Skyworks Solutions, Inc.	28,848	2,849,317
SMART Global Holdings, Inc. (a) (b)	5,595	117,215
SolarEdge Technologies, Inc. (a) (b)	9,068	207,748
Synaptics, Inc. (a)	6,407	497,055
Teradyne, Inc.	26,728	3,579,681
Texas Instruments, Inc.	158,674	32,777,288
Ultra Clean Holdings, Inc. (a)	6,703	267,651
Universal Display Corp.	7,660	1,607,834
Veeco Instruments, Inc. (a)	8,686	287,767
Wolfspeed, Inc. (a) (b)	19,118	185,445
		955,461,281
SOFTWARE — 9.7%
A10 Networks, Inc.	10,647	153,743
ACI Worldwide, Inc. (a)	20,528	1,044,875
Adeia, Inc.	16,962	202,017
Adobe, Inc. (a)	76,351	39,533,021
Agilysys, Inc. (a)	3,076	335,192
Alarm.com Holdings, Inc. (a)	7,406	404,886
Altair Engineering, Inc. Class A (a) (b)	9,956	950,898
ANSYS, Inc. (a)	15,127	4,819,916
Appfolio, Inc. Class A (a) (b)	3,559	837,789
Aspen Technology, Inc. (a) (b)	4,969	1,186,697
Autodesk, Inc. (a)	37,335	10,285,046
Blackbaud, Inc. (a)	8,709	737,478
BlackLine, Inc. (a)	8,880	489,643
Box, Inc. Class A (a)	25,100	821,523
Cadence Design Systems, Inc. (a)	47,448	12,859,831
Clear Secure, Inc. Class A	9,088	301,176
CommVault Systems, Inc. (a)	8,542	1,314,187
Crowdstrike Holdings, Inc. Class A (a)	40,285	11,298,734
Dolby Laboratories, Inc. Class A	10,480	802,034
DoubleVerify Holdings, Inc. (a)	22,063	371,541
Dropbox, Inc. Class A (a)	47,746	1,214,181

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Dynatrace, Inc. (a)	41,593	$2,223,978
Envestnet, Inc. (a)	9,493	594,452
Fair Isaac Corp. (a)	4,418	8,586,471
Fortinet, Inc. (a)	111,335	8,634,029
Gen Digital, Inc.	102,750	2,818,432
InterDigital, Inc. (b)	5,314	752,622
Intuit, Inc.	48,924	30,381,804
LiveRamp Holdings, Inc. (a)	11,658	288,885
Manhattan Associates, Inc. (a)	10,967	3,085,894
MARA Holdings, Inc. (a) (b)	39,035	633,148
Microsoft Corp.	1,287,725	554,108,067
N-able, Inc. (a)	11,955	156,132
NCR Voyix Corp. (a) (b)	23,128	313,847
Oracle Corp.	275,560	46,955,424
Palantir Technologies, Inc. Class A (a)	344,034	12,798,065
Palo Alto Networks, Inc. (a)	56,521	19,318,878
Progress Software Corp.	8,221	553,849
PTC, Inc. (a)	20,812	3,759,896
Qualys, Inc. (a)	5,755	739,287
Roper Technologies, Inc.	18,303	10,184,521
Salesforce, Inc.	166,996	45,708,475
ServiceNow, Inc. (a)	35,812	32,029,895
SolarWinds Corp. (b)	9,137	119,238
Sprinklr, Inc. Class A (a) (b)	18,671	144,327
SPS Commerce, Inc. (a)	5,910	1,147,545
Synopsys, Inc. (a)	26,440	13,388,952
Teradata Corp. (a)	18,771	569,512
Tyler Technologies, Inc. (a)	7,123	4,157,837
		894,117,870
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	80,963	18,828,755
Crown Castle, Inc. REIT	75,302	8,933,076
CubeSmart REIT	39,530	2,127,900
Digital Realty Trust, Inc. REIT	53,132	8,598,352
EPR Properties REIT	13,046	639,776
Equinix, Inc. REIT	16,405	14,561,570
Extra Space Storage, Inc. REIT	35,935	6,475,128
Four Corners Property Trust, Inc. REIT	12,833	376,135
Gaming & Leisure Properties, Inc. REIT (b)	46,078	2,370,713
Iron Mountain, Inc. REIT	50,578	6,010,184
Lamar Advertising Co. Class A REIT	15,470	2,066,792
National Storage Affiliates Trust REIT	13,431	647,374
Outfront Media, Inc. REIT	19,292	354,587
PotlatchDeltic Corp. REIT	11,905	536,320
Public Storage REIT	27,698	10,078,471
Rayonier, Inc. REIT	24,640	792,915
Safehold, Inc. REIT (b)	5,745	150,691
SBA Communications Corp. REIT	18,986	4,569,930
Uniti Group, Inc. REIT (b)	34,310	193,509
VICI Properties, Inc. REIT	174,810	5,822,921
Security Description	Shares	Value
Weyerhaeuser Co. REIT	129,751	$4,393,369
		98,528,468
SPECIALTY RETAIL — 2.1%
Abercrombie & Fitch Co. Class A (a)	8,932	1,249,587
Academy Sports & Outdoors, Inc. (b)	15,114	882,053
Advance Auto Parts, Inc. (b)	11,607	452,557
American Eagle Outfitters, Inc.	27,853	623,629
Asbury Automotive Group, Inc. (a) (b)	3,330	794,505
AutoNation, Inc. (a)	4,780	855,238
AutoZone, Inc. (a)	3,041	9,579,272
Bath & Body Works, Inc.	41,588	1,327,489
Best Buy Co., Inc.	35,265	3,642,874
Boot Barn Holdings, Inc. (a)	3,607	603,379
Buckle, Inc.	5,105	224,467
Burlington Stores, Inc. (a)	11,344	2,988,917
Caleres, Inc.	8,376	276,827
CarMax, Inc. (a)	28,962	2,241,080
Dick's Sporting Goods, Inc.	11,240	2,345,788
Five Below, Inc. (a)	9,693	856,376
Floor & Decor Holdings, Inc. Class A (a) (b)	18,645	2,315,150
Foot Locker, Inc.	17,280	446,515
GameStop Corp. Class A (a) (b)	40,968	939,396
Gap, Inc. (b)	36,659	808,331
Group 1 Automotive, Inc. (b)	2,467	944,960
Guess?, Inc. (b)	6,401	128,852
Home Depot, Inc.	171,398	69,450,470
Leslie's, Inc. (a) (b)	26,392	83,399
Lithia Motors, Inc.	5,015	1,592,965
Lowe's Cos., Inc.	97,862	26,505,923
MarineMax, Inc. (a) (b)	3,107	109,584
Monro, Inc.	6,016	173,622
Murphy USA, Inc.	2,981	1,469,245
National Vision Holdings, Inc. (a)	14,306	156,078
ODP Corp. (a) (b)	7,633	227,082
O'Reilly Automotive, Inc. (a)	10,380	11,953,608
Penske Automotive Group, Inc. (b)	4,137	671,931
RH (a) (b)	2,740	916,338
Ross Stores, Inc.	58,350	8,782,258
Sally Beauty Holdings, Inc. (a)	22,694	307,958
Shoe Carnival, Inc. (b)	4,273	187,371
Signet Jewelers Ltd. (b)	9,005	928,776
Sonic Automotive, Inc. Class A	3,980	232,750
TJX Cos., Inc.	193,856	22,785,834
Tractor Supply Co.	18,994	5,525,924
Ulta Beauty, Inc. (a)	8,566	3,333,202
Upbound Group, Inc.	7,096	227,001
Urban Outfitters, Inc. (a)	11,579	443,591
Valvoline, Inc. (a)	24,197	1,012,644
Victoria's Secret & Co. (a) (b)	13,657	350,985
Williams-Sonoma, Inc. (b)	22,456	3,478,883
		195,434,664

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.0%
Apple, Inc.	2,634,004	$613,722,932
Corsair Gaming, Inc. (a)	5,919	41,196
Dell Technologies, Inc. Class C	48,262	5,720,978
Hewlett Packard Enterprise Co.	224,633	4,595,991
HP, Inc.	151,804	5,445,210
NetApp, Inc.	36,425	4,498,852
Pure Storage, Inc. Class A (a)	51,260	2,575,302
Seagate Technology Holdings PLC	34,821	3,813,944
Super Micro Computer, Inc. (a)	8,063	3,357,433
Western Digital Corp. (a)	54,173	3,699,474
Xerox Holdings Corp. (b)	27,249	282,845
		647,754,157
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings Ltd. (a)	20,339	863,187
Carter's, Inc. (b)	7,743	503,140
Columbia Sportswear Co. (b)	5,532	460,207
Crocs, Inc. (a)	11,609	1,681,099
Deckers Outdoor Corp. (a)	25,970	4,140,917
G-III Apparel Group Ltd. (a) (b)	8,714	265,951
Hanesbrands, Inc. (a)	60,520	444,822
Kontoor Brands, Inc.	8,207	671,168
Lululemon Athletica, Inc. (a)	20,196	5,480,185
NIKE, Inc. Class B	205,305	18,148,962
Oxford Industries, Inc. (b)	2,947	255,682
PVH Corp.	10,562	1,064,966
Ralph Lauren Corp.	6,979	1,353,019
Skechers USA, Inc. Class A (a)	22,512	1,506,503
Steven Madden Ltd.	13,600	666,264
Tapestry, Inc.	37,967	1,783,690
Under Armour, Inc. Class A (a)	34,840	310,424
Under Armour, Inc. Class C (a) (b)	34,696	290,059
VF Corp. (b)	55,987	1,116,941
Wolverine World Wide, Inc.	14,063	244,977
		41,252,163
TOBACCO — 0.5%
Altria Group, Inc.	292,014	14,904,394
Philip Morris International, Inc.	271,144	32,916,882
Universal Corp.	3,152	167,403
Vector Group Ltd.	21,591	322,138
		48,310,817
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp. (b)	18,092	819,387
Applied Industrial Technologies, Inc.	7,125	1,589,801
Boise Cascade Co.	6,752	951,897
Core & Main, Inc. Class A (a)	21,357	948,251
DNOW, Inc. (a)	12,583	162,698
DXP Enterprises, Inc. (a)	2,760	147,274
Fastenal Co.	99,905	7,135,215
GATX Corp. (b)	5,892	780,395
Security Description	Shares	Value
GMS, Inc. (a)	6,533	$591,694
MSC Industrial Direct Co., Inc. Class A	8,096	696,742
Rush Enterprises, Inc. Class A	10,704	565,492
United Rentals, Inc.	11,973	9,694,897
Watsco, Inc. (b)	5,662	2,785,025
WESCO International, Inc.	7,928	1,331,745
WW Grainger, Inc.	7,818	8,121,417
		36,321,930
WATER UTILITIES — 0.1%
American States Water Co.	6,149	512,150
American Water Works Co., Inc.	34,065	4,981,665
California Water Service Group	9,160	496,655
Essential Utilities, Inc.	39,289	1,515,377
Middlesex Water Co. (b)	2,937	191,610
SJW Group	4,744	275,674
		7,973,131
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	11,667	83,769
NII Holdings, Inc. (a) (b)	11,225	1,459
Telephone & Data Systems, Inc.	18,539	431,032
T-Mobile U.S., Inc.	84,022	17,338,780
		17,855,040
TOTAL COMMON STOCKS (Cost $6,113,627,075)		9,177,526,194
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	11,186,932	11,186,932
State Street Navigator Securities Lending Portfolio II (c) (h)	67,854,287	67,854,287
TOTAL SHORT-TERM INVESTMENTS (Cost $79,041,219)		79,041,219
TOTAL INVESTMENTS — 100.7% (Cost $6,192,668,294)		9,256,567,413
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(62,811,594)
NET ASSETS — 100.0%		$9,193,755,819
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	77	12/20/2024	$21,847,202	$22,384,862	$537,660

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,177,524,733	$1,461	$0(a)	$9,177,526,194
Short-Term Investments	79,041,219	—	—	79,041,219
TOTAL INVESTMENTS	$9,256,565,952	$1,461	$0	$9,256,567,413
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$537,660	$—	$—	$537,660
TOTAL OTHER FINANCIAL INSTRUMENTS:	$537,660	$—	$—	$537,660
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	54,943	$4,065,782	$88,202	$28,832	$2,845	$796,509	55,663	$4,924,506	$37,911
State Street Institutional Liquid Reserves Fund, Premier Class	5,175,258	5,176,810	22,788,973	27,965,783	266	(266)	—	—	95,206
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	40,555,570	29,368,638	—	—	11,186,932	11,186,932	44,973
State Street Navigator Securities Lending Portfolio II	52,623,778	52,623,778	158,321,879	143,091,370	—	—	67,854,287	67,854,287	34,356
Total		$61,866,370	$221,754,624	$200,454,623	$3,111	$796,243		$83,965,725	$212,446
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
General Dynamics Corp.	70	$21,154
Huntington Ingalls Industries, Inc.	10	2,644
L3Harris Technologies, Inc.	54	12,845
Lockheed Martin Corp.	58	33,904
Northrop Grumman Corp.	41	21,651
		92,198
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	33	3,642
FedEx Corp.	68	18,610
United Parcel Service, Inc. Class B	234	31,904
		54,156
AUTO COMPONENTS — 0.0% (a)
LCI Industries	19	2,290
BANKS — 9.4%
Associated Banc-Corp.	101	2,176
Atlantic Union Bankshares Corp.	55	2,072
Bank of Hawaii Corp.	25	1,569
Bank of New York Mellon Corp.	526	37,798
Bank OZK	72	3,095
BankUnited, Inc.	44	1,603
Banner Corp.	22	1,310
Cadence Bank	117	3,726
Cathay General Bancorp	49	2,105
Citigroup, Inc.	1,420	88,892
Citizens Financial Group, Inc.	291	11,951
Columbia Banking System, Inc.	134	3,499
Comerica, Inc.	99	5,931
Community Financial System, Inc.	32	1,858
Cullen/Frost Bankers, Inc.	43	4,810
CVB Financial Corp.	89	1,586
Fifth Third Bancorp	457	19,578
First Financial Bancorp	60	1,514
First Hawaiian, Inc.	81	1,875
First Horizon Corp.	396	6,150
FNB Corp.	248	3,499
Fulton Financial Corp.	117	2,121
Glacier Bancorp, Inc.	73	3,336
Goldman Sachs Group, Inc.	224	110,905
Huntington Bancshares, Inc.	961	14,127
Independent Bank Corp.	25	1,478
KeyCorp	637	10,670
M&T Bank Corp.	109	19,415
Morgan Stanley	891	92,878
Northern Trust Corp.	149	13,415
Old National Bancorp	205	3,825
PNC Financial Services Group, Inc.	260	48,061
Prosperity Bancshares, Inc.	61	4,396
Regions Financial Corp.	623	14,535
Simmons First National Corp. Class A	78	1,680
State Street Corp. (b)	202	17,871
Synovus Financial Corp.	96	4,269
Truist Financial Corp.	894	38,236
Security Description	Shares	Value
Trustmark Corp.	41	$1,305
U.S. Bancorp	1,038	47,468
United Bankshares, Inc.	89	3,302
United Community Banks, Inc.	76	2,210
Valley National Bancorp	286	2,591
WaFd, Inc.	42	1,464
Webster Financial Corp.	120	5,593
Zions Bancorp NA	94	4,439
		676,187
BEVERAGES — 2.5%
Coca-Cola Co.	1,357	97,514
PepsiCo, Inc.	488	82,984
		180,498
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	521	102,887
Amgen, Inc.	152	48,976
Gilead Sciences, Inc.	355	29,763
		181,626
BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	36	3,234
Allegion PLC	24	3,498
Masco Corp.	62	5,204
Owens Corning	26	4,589
		16,525
CAPITAL MARKETS — 0.5%
Federated Hermes, Inc.	57	2,096
Franklin Resources, Inc.	221	4,453
Janus Henderson Group PLC	92	3,503
Jefferies Financial Group, Inc.	116	7,140
T. Rowe Price Group, Inc.	169	18,409
		35,601
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	136	40,493
Ashland, Inc.	31	2,696
Avient Corp.	56	2,818
Cabot Corp.	33	3,688
Celanese Corp.	61	8,294
CF Industries Holdings, Inc.	116	9,953
Chemours Co.	89	1,809
Eastman Chemical Co.	74	8,284
FMC Corp.	78	5,143
LyondellBasell Industries NV Class A	159	15,248
NewMarket Corp.	4	2,208
PPG Industries, Inc.	146	19,339
RPM International, Inc.	77	9,317
Scotts Miracle-Gro Co.	26	2,254
Sensient Technologies Corp.	24	1,925
		133,469
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	18	950
Brady Corp. Class A	14	1,073
Republic Services, Inc.	60	12,050

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Waste Management, Inc.	107	$22,213
		36,286
COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	3,717	197,819
Juniper Networks, Inc.	292	11,382
		209,201
CONSUMER FINANCE — 0.1%
Ally Financial, Inc.	192	6,833
Navient Corp.	56	873
		7,706
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.6%
Sysco Corp.	182	14,207
Target Corp.	170	26,496
		40,703
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	865	9,800
Avery Dennison Corp.	51	11,259
Graphic Packaging Holding Co.	183	5,415
Packaging Corp. of America	52	11,201
Sealed Air Corp.	88	3,194
Silgan Holdings, Inc.	45	2,363
Sonoco Products Co.	61	3,332
		46,564
DISTRIBUTORS — 0.2%
Genuine Parts Co.	112	15,644
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	108	6,863
DIVERSIFIED TELECOMMUNICATION SERVICES — 8.4%
Cogent Communications Holdings, Inc.	112	8,503
Verizon Communications, Inc.	13,262	595,597
		604,100
ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	20	1,284
American Electric Power Co., Inc.	173	17,750
Duke Energy Corp.	254	29,286
Edison International	131	11,409
Entergy Corp.	72	9,476
Evergy, Inc.	77	4,775
Eversource Energy	113	7,690
Exelon Corp.	339	13,746
FirstEnergy Corp.	174	7,717
OGE Energy Corp.	70	2,871
Pinnacle West Capital Corp.	37	3,278
Portland General Electric Co.	34	1,628
Southern Co.	365	32,916
		143,826
ELECTRICAL EQUIPMENT — 1.0%
Eaton Corp. PLC	125	41,430
Emerson Electric Co.	167	18,265
nVent Electric PLC	54	3,794
Security Description	Shares	Value
Rockwell Automation, Inc.	36	$9,664
		73,153
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Avnet, Inc.	81	4,399
Corning, Inc.	620	27,993
Hubbell, Inc.	16	6,854
TE Connectivity PLC	267	40,314
Vishay Intertechnology, Inc.	109	2,061
		81,621
FINANCIAL SERVICES — 0.1%
Radian Group, Inc.	99	3,434
Western Union Co.	250	2,983
		6,417
FOOD PRODUCTS — 0.7%
Campbell Soup Co.	69	3,376
Conagra Brands, Inc.	166	5,398
Flowers Foods, Inc.	71	1,638
General Mills, Inc.	198	14,622
Hormel Foods Corp.	99	3,138
Ingredion, Inc.	23	3,161
J.M. Smucker Co.	36	4,360
Kellanova	96	7,748
Tyson Foods, Inc. Class A	99	5,897
		49,338
GAS UTILITIES — 0.1%
National Fuel Gas Co.	33	2,000
ONE Gas, Inc.	19	1,414
Southwest Gas Holdings, Inc.	21	1,549
Spire, Inc.	19	1,279
UGI Corp.	70	1,751
		7,993
GROUND TRANSPORTATION — 0.9%
Norfolk Southern Corp.	66	16,401
Ryder System, Inc.	13	1,895
Union Pacific Corp.	174	42,888
Werner Enterprises, Inc.	20	772
		61,956
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	513	58,487
Baxter International, Inc.	147	5,581
Becton Dickinson & Co.	86	20,735
Dentsply Sirona, Inc.	63	1,705
Medtronic PLC	398	35,832
		122,340
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Cardinal Health, Inc.	75	8,289
Cigna Group	83	28,755
CVS Health Corp.	385	24,209
Patterson Cos., Inc.	24	524
Quest Diagnostics, Inc.	33	5,123

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
UnitedHealth Group, Inc.	254	$148,509
		215,409
HEALTH CARE REITs — 0.2%
CareTrust REIT, Inc.	110	3,395
Omega Healthcare Investors, Inc. REIT	189	7,692
		11,087
HOTELS, RESTAURANTS & LEISURE — 3.7%
McDonald's Corp.	570	173,571
Papa John's International, Inc.	31	1,670
Starbucks Corp.	927	90,373
		265,614
HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	114	20,067
Whirlpool Corp.	45	4,815
		24,882
HOUSEHOLD PRODUCTS — 0.4%
Clorox Co.	46	7,494
Energizer Holdings, Inc.	23	730
Kimberly-Clark Corp.	120	17,074
		25,298
INDUSTRIAL CONGLOMERATES — 0.6%
Honeywell International, Inc.	195	40,309
INSURANCE — 1.8%
Cincinnati Financial Corp.	115	15,654
Fidelity National Financial, Inc.	182	11,295
First American Financial Corp.	74	4,885
Lincoln National Corp.	125	3,939
MetLife, Inc.	422	34,806
Old Republic International Corp.	184	6,517
Principal Financial Group, Inc.	152	13,057
Prudential Financial, Inc.	256	31,002
Unum Group	128	7,608
		128,763
IT SERVICES — 5.0%
Accenture PLC Class A	525	185,577
International Business Machines Corp.	782	172,885
		358,462
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc.	101	7,304
Polaris, Inc.	44	3,663
		10,967
MACHINERY — 2.5%
Barnes Group, Inc.	15	606
Caterpillar, Inc.	145	56,712
Cummins, Inc.	40	12,952
Deere & Co.	79	32,969
Donaldson Co., Inc.	35	2,580
Dover Corp.	42	8,053
Flowserve Corp.	39	2,016
Hillenbrand, Inc.	20	556
Illinois Tool Works, Inc.	81	21,228
Security Description	Shares	Value
Kennametal, Inc.	22	$570
Lincoln Electric Holdings, Inc.	17	3,264
Oshkosh Corp.	19	1,904
Parker-Hannifin Corp.	37	23,377
Snap-on, Inc.	15	4,346
Stanley Black & Decker, Inc.	42	4,626
Timken Co.	19	1,602
Toro Co.	32	2,775
Trinity Industries, Inc.	23	801
		180,937
MEDIA — 0.7%
Interpublic Group of Cos., Inc.	1,129	35,710
Nexstar Media Group, Inc.	90	14,882
		50,592
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Arbor Realty Trust, Inc. REIT	155	2,412
HA Sustainable Infrastructure Capital, Inc.	79	2,723
Starwood Property Trust, Inc. REIT	217	4,422
		9,557
MULTI-UTILITIES — 0.2%
Avista Corp.	25	969
Black Hills Corp.	23	1,406
Northwestern Energy Group, Inc.	21	1,201
WEC Energy Group, Inc.	107	10,291
		13,867
OFFICE REITs — 0.2%
BXP, Inc. REIT	108	8,690
COPT Defense Properties REIT	83	2,517
Highwoods Properties, Inc. REIT	77	2,580
Kilroy Realty Corp. REIT	78	3,019
		16,806
OIL, GAS & CONSUMABLE FUELS — 3.5%
Chevron Corp.	442	65,093
DT Midstream, Inc.	24	1,888
Exxon Mobil Corp.	1,149	134,686
Kinder Morgan, Inc.	468	10,338
ONEOK, Inc.	149	13,578
Phillips 66 Co.	111	14,591
Valero Energy Corp.	89	12,018
		252,192
PERSONAL CARE PRODUCTS — 0.2%
Kenvue, Inc.	697	16,122
PHARMACEUTICALS — 3.8%
Bristol-Myers Squibb Co.	573	29,647
Johnson & Johnson	683	110,687
Merck & Co., Inc.	755	85,738
Organon & Co.	74	1,416
Perrigo Co. PLC	40	1,049
Pfizer, Inc.	1,610	46,593
		275,130

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.9%
Automatic Data Processing, Inc.	119	$32,931
Broadridge Financial Solutions, Inc.	35	7,526
Insperity, Inc.	11	968
Korn Ferry	16	1,204
Leidos Holdings, Inc.	39	6,357
ManpowerGroup, Inc.	15	1,103
Maximus, Inc.	18	1,677
Paychex, Inc.	93	12,479
Robert Half, Inc.	32	2,157
		66,402
RESIDENTIAL REITs — 0.6%
Equity Residential REIT	278	20,700
Mid-America Apartment Communities, Inc. REIT	94	14,936
UDR, Inc. REIT	244	11,063
		46,699
RETAIL REITs — 0.8%
Agree Realty Corp. REIT	75	5,650
Federal Realty Investment Trust REIT	57	6,553
NNN REIT, Inc.	139	6,740
Realty Income Corp. REIT	653	41,413
		60,356
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.2%
Analog Devices, Inc.	456	104,958
Broadcom, Inc.	4,187	722,257
Microchip Technology, Inc.	515	41,349
QUALCOMM, Inc.	1,113	189,266
Skyworks Solutions, Inc.	136	13,433
Texas Instruments, Inc.	809	167,115
		1,238,378
SOFTWARE — 3.6%
Dolby Laboratories, Inc. Class A	54	4,133
InterDigital, Inc.	22	3,116
Oracle Corp.	1,469	250,317
		257,566
SPECIALIZED REITs — 0.7%
Crown Castle, Inc. REIT	327	38,792
CubeSmart REIT	175	9,420
Four Corners Property Trust, Inc. REIT	70	2,052
National Storage Affiliates Trust REIT	55	2,651
		52,915
SPECIALTY RETAIL — 6.6%
Best Buy Co., Inc.	147	15,185
Dick's Sporting Goods, Inc.	48	10,018
Security Description	Shares	Value
Home Depot, Inc.	766	$310,383
Lowe's Cos., Inc.	428	115,924
Tractor Supply Co.	87	25,311
		476,821
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Hewlett Packard Enterprise Co.	1,247	25,513
HP, Inc.	725	26,006
NetApp, Inc.	192	23,714
Seagate Technology Holdings PLC	168	18,401
		93,634
TOBACCO — 1.3%
Altria Group, Inc.	576	29,399
Philip Morris International, Inc.	511	62,036
		91,435
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	162	11,570
GATX Corp.	11	1,457
MSC Industrial Direct Co., Inc. Class A	14	1,205
Watsco, Inc.	9	4,427
		18,659
TOTAL COMMON STOCKS (Cost $6,072,436)		7,185,120
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d) (Cost $9,700)	9,700	9,700
TOTAL INVESTMENTS — 99.9% (Cost $6,082,136)		7,194,820
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		6,678
NET ASSETS — 100.0%		$7,201,498
(a)	Amount is less than 0.05% of net assets.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO S&P SECTOR NEUTRAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,185,120	$—	$—	$7,185,120
Short-Term Investment	9,700	—	—	9,700
TOTAL INVESTMENTS	$7,194,820	$—	$—	$7,194,820

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	206	$15,244	$1,786	$2,209	$256	$2,794	202	$17,871	$142
State Street Institutional Liquid Reserves Fund, Premier Class	10,652	10,656	24,020	34,676	1	(1)	—	—	143
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	56,297	46,597	—	—	9,700	9,700	46
Total		$25,900	$82,103	$83,482	$257	$2,793		$27,571	$331
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.1%
BWX Technologies, Inc.	9,322	$1,013,301
Curtiss-Wright Corp.	2,872	943,998
Huntington Ingalls Industries, Inc.	8,883	2,348,488
Northrop Grumman Corp.	3,942	2,081,652
Textron, Inc.	15,606	1,382,379
Woodward, Inc.	1,760	301,858
		8,071,676
AIR FREIGHT & LOGISTICS — 0.9%
CH Robinson Worldwide, Inc.	7,244	799,520
Expeditors International of Washington, Inc.	22,705	2,983,437
FedEx Corp.	6,633	1,815,320
GXO Logistics, Inc. (a)	10,545	549,078
		6,147,355
AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	10,272	464,397
Southwest Airlines Co. (b)	81,297	2,408,830
		2,873,227
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	60,248	2,186,400
Gentex Corp.	60,619	1,799,778
Lear Corp.	10,135	1,106,235
		5,092,413
AUTOMOBILES — 0.0% (c)
Harley-Davidson, Inc.	7,462	287,511
BANKS — 0.3%
Bank OZK	7,428	319,330
Commerce Bancshares, Inc.	6,939	412,177
First Citizens BancShares, Inc. Class A	532	979,385
First Hawaiian, Inc.	5,687	131,654
Prosperity Bancshares, Inc.	5,144	370,728
		2,213,274
BEVERAGES — 0.7%
Boston Beer Co., Inc. Class A (a)	821	237,384
Brown-Forman Corp. Class A	2,744	131,932
Brown-Forman Corp. Class B	9,112	448,310
Coca-Cola Consolidated, Inc.	720	947,808
Molson Coors Beverage Co. Class B	28,842	1,658,992
Monster Beverage Corp. (a)	22,870	1,193,128
		4,617,554
BIOTECHNOLOGY — 2.0%
Exelixis, Inc. (a)	38,568	1,000,839
Gilead Sciences, Inc.	68,402	5,734,824
Incyte Corp. (a)	37,660	2,489,326
Neurocrine Biosciences, Inc. (a)	6,485	747,202
United Therapeutics Corp. (a)	11,412	4,089,490
		14,061,681
Security Description	Shares	Value
BROADLINE RETAIL — 0.7%
eBay, Inc.	74,122	$4,826,083
Ollie's Bargain Outlet Holdings, Inc. (a)	2,713	263,704
		5,089,787
BUILDING PRODUCTS — 1.9%
A.O. Smith Corp.	24,691	2,217,993
AAON, Inc.	6,242	673,137
Allegion PLC	11,553	1,683,734
Armstrong World Industries, Inc.	5,216	685,539
Carlisle Cos., Inc.	3,095	1,391,976
Fortune Brands Innovations, Inc.	7,959	712,569
Lennox International, Inc.	1,929	1,165,676
Masco Corp.	29,684	2,491,675
Owens Corning	7,583	1,338,551
Simpson Manufacturing Co., Inc.	6,147	1,175,737
		13,536,587
CAPITAL MARKETS — 3.9%
Affiliated Managers Group, Inc.	8,318	1,478,941
Cboe Global Markets, Inc.	23,448	4,803,792
Evercore, Inc. Class A	3,350	848,689
FactSet Research Systems, Inc.	7,066	3,249,300
Franklin Resources, Inc.	20,915	421,437
Houlihan Lokey, Inc.	11,625	1,836,983
Interactive Brokers Group, Inc. Class A	4,615	643,146
Janus Henderson Group PLC	25,386	966,445
LPL Financial Holdings, Inc.	3,837	892,601
MarketAxess Holdings, Inc.	4,971	1,273,570
Morningstar, Inc.	1,258	401,453
MSCI, Inc.	3,755	2,188,902
Nasdaq, Inc.	16,431	1,199,627
SEI Investments Co.	25,976	1,797,280
T. Rowe Price Group, Inc.	36,358	3,960,477
Tradeweb Markets, Inc. Class A	8,981	1,110,680
Virtu Financial, Inc. Class A	6,615	201,493
		27,274,816
CHEMICALS — 1.8%
Ashland, Inc.	6,093	529,908
Axalta Coating Systems Ltd. (a)	14,670	530,907
Celanese Corp.	12,696	1,726,148
CF Industries Holdings, Inc.	16,296	1,398,197
Corteva, Inc.	19,053	1,120,126
Eastman Chemical Co.	14,888	1,666,712
Element Solutions, Inc.	14,239	386,731
FMC Corp.	5,407	356,538
Huntsman Corp.	16,527	399,953
NewMarket Corp.	1,749	965,256
PPG Industries, Inc.	12,448	1,648,862
RPM International, Inc.	12,657	1,531,497
Westlake Corp.	1,451	218,071
		12,478,906
COMMERCIAL SERVICES & SUPPLIES — 0.6%
MSA Safety, Inc.	2,090	370,641

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Republic Services, Inc.	6,244	$1,254,045
Rollins, Inc.	29,807	1,507,638
Stericycle, Inc. (a)	5,119	312,259
Tetra Tech, Inc.	11,622	548,093
Vestis Corp.	32,928	490,627
		4,483,303
COMMUNICATIONS EQUIPMENT — 1.0%
Ciena Corp. (a)	13,993	861,829
F5, Inc. (a)	15,272	3,362,895
Juniper Networks, Inc.	77,530	3,022,119
		7,246,843
CONSTRUCTION & ENGINEERING — 0.8%
AECOM	13,049	1,347,570
Comfort Systems USA, Inc.	1,980	772,893
EMCOR Group, Inc.	4,471	1,924,900
MDU Resources Group, Inc.	27,057	741,632
Valmont Industries, Inc.	2,798	811,280
WillScot Holdings Corp. (a)	7,632	286,963
		5,885,238
CONSTRUCTION MATERIALS — 0.6%
CRH PLC	20,983	1,945,963
Eagle Materials, Inc.	3,918	1,127,013
Vulcan Materials Co.	3,644	912,567
		3,985,543
CONSUMER FINANCE — 0.1%
Credit Acceptance Corp. (a) (b)	376	166,726
Synchrony Financial	16,436	819,828
		986,554
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.0%
Albertsons Cos., Inc. Class A	72,135	1,333,055
BJ's Wholesale Club Holdings, Inc. (a)	27,623	2,278,345
Casey's General Stores, Inc.	9,588	3,602,307
Dollar General Corp.	30,386	2,569,744
Dollar Tree, Inc. (a)	21,348	1,501,191
Grocery Outlet Holding Corp. (a)	25,235	442,874
Kroger Co.	69,595	3,987,794
Sysco Corp.	21,597	1,685,862
Target Corp.	22,149	3,452,143
Walgreens Boots Alliance, Inc.	43,754	392,036
		21,245,351
CONTAINERS & PACKAGING — 2.4%
Amcor PLC	246,346	2,791,100
AptarGroup, Inc.	9,397	1,505,305
Ardagh Group SA (a) (b)	1,132	10,669
Avery Dennison Corp.	6,064	1,338,689
Ball Corp.	15,339	1,041,672
Berry Global Group, Inc.	13,779	936,696
Crown Holdings, Inc.	11,797	1,131,096
Graphic Packaging Holding Co.	41,494	1,227,808
International Paper Co.	59,064	2,885,276
Packaging Corp. of America	9,683	2,085,718
Security Description	Shares	Value
Sealed Air Corp.	4,346	$157,760
Silgan Holdings, Inc.	13,470	707,175
Sonoco Products Co.	19,457	1,062,936
		16,881,900
DISTRIBUTORS — 1.2%
Genuine Parts Co.	31,638	4,419,196
LKQ Corp.	24,991	997,641
Pool Corp.	7,473	2,815,826
		8,232,663
DIVERSIFIED CONSUMER SERVICES — 0.8%
Bright Horizons Family Solutions, Inc. (a)	2,610	365,739
Grand Canyon Education, Inc. (a)	7,614	1,080,046
H&R Block, Inc.	36,344	2,309,661
Service Corp. International	25,549	2,016,583
		5,772,029
DIVERSIFIED REITs — 0.2%
WP Carey, Inc. REIT	26,823	1,671,073
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Frontier Communications Parent, Inc. (a)	21,790	774,199
GCI Liberty, Inc. (a) (d)	10,520	—
Iridium Communications, Inc.	9,307	283,398
Liberty Global Ltd. Class A (a)	33,604	709,380
Liberty Global Ltd. Class C (a)	44,777	967,631
		2,734,608
ELECTRIC UTILITIES — 3.8%
Alliant Energy Corp.	24,471	1,485,145
American Electric Power Co., Inc.	21,352	2,190,715
Avangrid, Inc.	7,453	266,743
Edison International	21,169	1,843,608
Entergy Corp.	25,657	3,376,718
Evergy, Inc.	36,478	2,262,001
Eversource Energy	15,220	1,035,721
Exelon Corp.	66,074	2,679,301
FirstEnergy Corp.	32,981	1,462,707
IDACORP, Inc.	8,387	864,616
NRG Energy, Inc.	9,936	905,169
OGE Energy Corp.	44,504	1,825,554
Pinnacle West Capital Corp. (b)	18,891	1,673,554
PPL Corp.	53,602	1,773,154
Xcel Energy, Inc.	55,067	3,595,875
		27,240,581
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	3,625	998,289
AMETEK, Inc.	7,408	1,272,028
Rockwell Automation, Inc.	6,312	1,694,519
Sensata Technologies Holding PLC	4,214	151,114
		4,115,950
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Arrow Electronics, Inc. (a)	5,084	675,308

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Cognex Corp.	6,417	$259,889
Crane NXT Co.	7,260	407,286
Hubbell, Inc.	2,010	860,983
IPG Photonics Corp. (a)	6,248	464,351
Jabil, Inc.	25,069	3,004,018
Keysight Technologies, Inc. (a)	16,301	2,590,718
Littelfuse, Inc.	1,775	470,819
TD SYNNEX Corp.	7,199	864,456
Teledyne Technologies, Inc. (a)	1,292	565,457
Vontier Corp.	19,173	646,897
		10,810,182
ENTERTAINMENT — 0.9%
Electronic Arts, Inc.	34,763	4,986,405
Liberty Media Corp.-Liberty Formula One Class C (a)	8,783	680,067
Madison Square Garden Sports Corp. (a)	3,412	710,583
		6,377,055
FINANCIAL SERVICES — 0.9%
Corpay, Inc. (a)	4,744	1,483,733
Euronet Worldwide, Inc. (a)	3,036	301,262
Jack Henry & Associates, Inc.	8,927	1,575,973
MGIC Investment Corp.	53,263	1,363,533
Voya Financial, Inc.	6,426	509,068
Western Union Co.	88,071	1,050,687
		6,284,256
FOOD PRODUCTS — 3.9%
Archer-Daniels-Midland Co.	75,362	4,502,126
Bunge Global SA	13,610	1,315,270
Campbell Soup Co.	31,815	1,556,390
Conagra Brands, Inc.	53,271	1,732,373
Flowers Foods, Inc.	39,902	920,539
General Mills, Inc.	38,953	2,876,679
Hershey Co.	10,998	2,109,196
Hormel Foods Corp.	27,700	878,090
Ingredion, Inc.	17,157	2,357,887
J.M. Smucker Co.	14,962	1,811,898
Kellanova	34,365	2,773,599
Kraft Heinz Co.	36,800	1,292,048
McCormick & Co., Inc.	17,745	1,460,413
Pilgrim's Pride Corp. (a) (b)	3,093	142,433
Post Holdings, Inc. (a)	8,370	968,828
Seaboard Corp.	65	203,905
Tyson Foods, Inc. Class A	17,179	1,023,181
		27,924,855
GAS UTILITIES — 0.9%
Atmos Energy Corp.	31,756	4,404,875
National Fuel Gas Co.	23,734	1,438,518
UGI Corp.	29,058	727,031
		6,570,424
GROUND TRANSPORTATION — 1.3%
CSX Corp.	54,083	1,867,486
JB Hunt Transport Services, Inc.	9,881	1,702,793
Security Description	Shares	Value
Knight-Swift Transportation Holdings, Inc.	21,403	$1,154,692
Landstar System, Inc.	9,134	1,725,139
Old Dominion Freight Line, Inc.	5,881	1,168,202
Ryder System, Inc.	3,624	528,379
Schneider National, Inc. Class B (b)	12,217	348,673
U-Haul Holding Co. (a) (b) (e)	1,299	100,646
U-Haul Holding Co. (e)	8,755	630,360
		9,226,370
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Baxter International, Inc.	34,813	1,321,850
Cooper Cos., Inc. (a)	10,484	1,156,805
Dentsply Sirona, Inc.	23,169	626,953
Envista Holdings Corp. (a)	12,523	247,455
GE HealthCare Technologies, Inc.	42,279	3,967,884
Hologic, Inc. (a)	19,379	1,578,613
Solventum Corp. (a)	35,781	2,494,651
STERIS PLC	6,332	1,535,763
Teleflex, Inc.	4,154	1,027,367
Zimmer Biomet Holdings, Inc.	15,207	1,641,596
		15,598,937
HEALTH CARE PROVIDERS & SERVICES — 6.7%
Amedisys, Inc. (a)	3,049	294,259
Cardinal Health, Inc.	63,574	7,026,199
Cencora, Inc.	19,550	4,400,314
Centene Corp. (a)	77,801	5,856,859
Chemed Corp.	3,886	2,335,369
CVS Health Corp.	38,349	2,411,385
DaVita, Inc. (a)	9,408	1,542,254
Encompass Health Corp.	18,457	1,783,685
Henry Schein, Inc. (a)	7,177	523,203
Humana, Inc.	19,033	6,028,512
Labcorp Holdings, Inc.	16,521	3,692,113
McKesson Corp.	8,225	4,066,605
Molina Healthcare, Inc. (a)	7,438	2,562,837
Premier, Inc. Class A (b)	31,005	620,100
Quest Diagnostics, Inc.	17,752	2,755,998
Universal Health Services, Inc. Class B	6,506	1,489,939
		47,389,631
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	67,818	1,193,597
HOTELS, RESTAURANTS & LEISURE — 0.9%
Choice Hotels International, Inc.	3,611	470,513
Domino's Pizza, Inc.	2,921	1,256,439
Texas Roadhouse, Inc.	4,384	774,214
Travel & Leisure Co.	3,136	144,507
Vail Resorts, Inc.	6,957	1,212,536
Wyndham Hotels & Resorts, Inc.	3,387	264,660
Yum! Brands, Inc.	17,372	2,427,042
		6,549,911
HOUSEHOLD DURABLES — 1.9%
DR Horton, Inc.	14,011	2,672,878

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Garmin Ltd.	17,273	$3,040,566
Leggett & Platt, Inc.	25,525	347,651
Newell Brands, Inc.	60,823	467,121
NVR, Inc. (a)	328	3,218,270
PulteGroup, Inc.	15,449	2,217,395
SharkNinja, Inc.	4,383	476,476
Whirlpool Corp.	9,743	1,042,501
		13,482,858
HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	14,040	1,470,269
Clorox Co.	13,144	2,141,289
Colgate-Palmolive Co.	19,698	2,044,850
Kimberly-Clark Corp.	22,854	3,251,667
Reynolds Consumer Products, Inc.	13,843	430,517
		9,338,592
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	21,359	428,461
Brookfield Renewable Corp. Class A (b)	6,216	203,015
Clearway Energy, Inc. Class A	4,227	120,343
Clearway Energy, Inc. Class C	9,275	284,557
Vistra Corp.	12,675	1,502,494
		2,538,870
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	5,090	950,914
First Industrial Realty Trust, Inc. REIT	23,691	1,326,222
STAG Industrial, Inc. REIT	15,934	622,860
		2,899,996
INSURANCE — 7.1%
American Financial Group, Inc.	4,117	554,148
Aon PLC Class A	10,585	3,662,304
Arch Capital Group Ltd. (a)	66,998	7,495,736
Assurant, Inc.	5,963	1,185,802
Assured Guaranty Ltd.	6,691	532,068
Axis Capital Holdings Ltd.	8,262	657,738
Brown & Brown, Inc.	21,542	2,231,751
Cincinnati Financial Corp.	33,416	4,548,586
CNA Financial Corp.	2,915	142,660
Everest Group Ltd.	11,237	4,402,994
First American Financial Corp.	4,528	298,893
Globe Life, Inc.	17,421	1,845,058
Hanover Insurance Group, Inc.	1,806	267,487
Hartford Financial Services Group, Inc.	16,320	1,919,395
Kinsale Capital Group, Inc.	2,525	1,175,564
Loews Corp.	18,704	1,478,551
Markel Group, Inc. (a)	1,944	3,049,320
Old Republic International Corp.	33,738	1,195,000
Primerica, Inc.	5,216	1,383,023
RenaissanceRe Holdings Ltd.	13,555	3,692,382
RLI Corp.	10,792	1,672,544
Travelers Cos., Inc.	9,982	2,336,986
Security Description	Shares	Value
W.R. Berkley Corp.	46,005	$2,609,864
Willis Towers Watson PLC	5,994	1,765,413
		50,103,267
IT SERVICES — 3.0%
Akamai Technologies, Inc. (a)	23,931	2,415,835
Amdocs Ltd.	29,955	2,620,463
Cognizant Technology Solutions Corp. Class A	129,880	10,024,138
GoDaddy, Inc. Class A (a)	12,301	1,928,551
VeriSign, Inc. (a)	22,649	4,302,404
		21,291,391
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	5,188	434,858
Mattel, Inc. (a)	72,111	1,373,715
Polaris, Inc.	13,150	1,094,606
		2,903,179
LIFE SCIENCES TOOLS & SERVICES — 1.4%
Agilent Technologies, Inc.	23,099	3,429,740
Bio-Techne Corp.	9,511	760,214
Bruker Corp.	10,237	706,967
Charles River Laboratories International, Inc. (a)	2,553	502,864
Fortrea Holdings, Inc. (a) (b)	17,429	348,580
Mettler-Toledo International, Inc. (a)	925	1,387,223
Qiagen NV (a)	25,412	1,158,025
West Pharmaceutical Services, Inc.	6,119	1,836,679
		10,130,292
MACHINERY — 5.1%
AGCO Corp.	10,705	1,047,591
Allison Transmission Holdings, Inc.	22,901	2,200,099
CNH Industrial NV	39,920	443,112
Crane Co.	5,158	816,408
Cummins, Inc.	14,136	4,577,095
Donaldson Co., Inc.	23,603	1,739,541
Dover Corp.	6,535	1,253,021
Esab Corp.	3,204	340,617
Flowserve Corp.	7,538	389,639
Fortive Corp.	17,328	1,367,699
Gates Industrial Corp. PLC (a)	11,915	209,108
Graco, Inc.	23,233	2,033,120
IDEX Corp.	7,190	1,542,255
Illinois Tool Works, Inc.	9,174	2,404,230
ITT, Inc.	7,966	1,190,997
Lincoln Electric Holdings, Inc.	9,827	1,886,981
Middleby Corp. (a)	2,206	306,921
Nordson Corp.	2,269	595,907
Oshkosh Corp.	10,823	1,084,573
Otis Worldwide Corp.	20,112	2,090,441
PACCAR, Inc.	30,185	2,978,656
Pentair PLC	9,468	925,876
Snap-on, Inc.	11,059	3,203,903
Timken Co.	4,420	372,562

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Toro Co.	11,583	$1,004,594
		36,004,946
MARINE — 0.1%
Kirby Corp. (a)	3,770	461,561
MEDIA — 2.4%
Charter Communications, Inc. Class A (a)	9,909	3,211,309
Fox Corp. Class A	54,621	2,312,107
Fox Corp. Class B	30,834	1,196,359
Interpublic Group of Cos., Inc.	61,932	1,958,909
Liberty Broadband Corp. Class A (a)	1,520	116,766
Liberty Broadband Corp. Class C (a)	9,148	707,049
New York Times Co. Class A	25,711	1,431,331
News Corp. Class A	30,350	808,221
News Corp. Class B	9,072	253,562
Nexstar Media Group, Inc.	2,984	493,405
Omnicom Group, Inc.	34,280	3,544,209
Sirius XM Holdings, Inc.	46,896	1,109,091
		17,142,318
METALS & MINING — 1.3%
Nucor Corp.	16,780	2,522,705
Reliance, Inc.	14,900	4,309,229
Royal Gold, Inc.	8,200	1,150,460
Steel Dynamics, Inc.	11,814	1,489,509
		9,471,903
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (c)
Rithm Capital Corp. REIT	21,518	244,229
MULTI-UTILITIES — 3.2%
Ameren Corp.	31,213	2,729,889
CenterPoint Energy, Inc.	59,281	1,744,047
CMS Energy Corp.	30,741	2,171,237
Consolidated Edison, Inc.	23,477	2,444,660
Dominion Energy, Inc.	40,233	2,325,065
DTE Energy Co.	11,713	1,504,066
NiSource, Inc.	55,014	1,906,235
Public Service Enterprise Group, Inc.	31,759	2,833,221
Sempra	29,046	2,429,117
WEC Energy Group, Inc.	26,277	2,527,322
		22,614,859
OFFICE REITs — 0.1%
Highwoods Properties, Inc. REIT	9,488	317,943
Kilroy Realty Corp. REIT	9,908	383,439
		701,382
OIL, GAS & CONSUMABLE FUELS — 0.9%
Chesapeake Energy Corp.	29,311	2,410,830
Coterra Energy, Inc.	88,563	2,121,084
DT Midstream, Inc.	15,168	1,193,115
HF Sinclair Corp.	8,562	381,608
		6,106,637
Security Description	Shares	Value
PERSONAL CARE PRODUCTS — 0.7%
BellRing Brands, Inc. (a)	8,350	$507,012
Kenvue, Inc.	174,948	4,046,547
		4,553,559
PHARMACEUTICALS — 2.4%
Bristol-Myers Squibb Co.	177,355	9,176,348
Jazz Pharmaceuticals PLC (a)	15,946	1,776,544
Organon & Co.	34,750	664,767
Perrigo Co. PLC	24,790	650,242
Royalty Pharma PLC Class A	102,313	2,894,435
Viatris, Inc.	168,035	1,950,886
		17,113,222
PROFESSIONAL SERVICES — 3.9%
Amentum Holdings, Inc. (a)	17,601	567,632
Booz Allen Hamilton Holding Corp.	10,238	1,666,337
Broadridge Financial Solutions, Inc.	14,361	3,088,046
CACI International, Inc. Class A (a)	4,617	2,329,554
Dun & Bradstreet Holdings, Inc. (b)	32,235	371,025
FTI Consulting, Inc. (a)	5,503	1,252,263
Genpact Ltd.	41,142	1,613,178
Jacobs Solutions, Inc.	17,601	2,303,971
Leidos Holdings, Inc.	23,290	3,796,270
ManpowerGroup, Inc.	10,954	805,338
Parsons Corp. (a)	10,401	1,078,376
Paychex, Inc.	16,376	2,197,495
Robert Half, Inc.	26,620	1,794,454
Science Applications International Corp.	13,304	1,852,848
SS&C Technologies Holdings, Inc.	16,547	1,227,953
Verisk Analytics, Inc.	6,563	1,758,621
		27,703,361
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. Class A (a)	16,427	2,044,833
RESIDENTIAL REITs — 1.7%
American Homes 4 Rent Class A REIT	22,491	863,429
AvalonBay Communities, Inc. REIT	8,346	1,879,937
Camden Property Trust REIT	13,154	1,624,914
Equity LifeStyle Properties, Inc. REIT	21,612	1,541,800
Equity Residential REIT	23,186	1,726,430
Essex Property Trust, Inc. REIT	3,172	937,072
Mid-America Apartment Communities, Inc. REIT	14,339	2,278,467
UDR, Inc. REIT	29,810	1,351,585
		12,203,634
RETAIL REITs — 0.2%
Agree Realty Corp. REIT	6,107	460,040
NNN REIT, Inc.	19,191	930,572
		1,390,612
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Cirrus Logic, Inc. (a)	11,003	1,366,683

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Qorvo, Inc. (a)	9,518	$983,209
Skyworks Solutions, Inc.	41,923	4,140,735
		6,490,627
SOFTWARE — 0.9%
ANSYS, Inc. (a)	6,089	1,940,138
Dolby Laboratories, Inc. Class A	15,225	1,165,169
Dropbox, Inc. Class A (a)	64,768	1,647,050
Gen Digital, Inc.	64,795	1,777,327
		6,529,684
SPECIALIZED REITs — 2.2%
CubeSmart REIT	45,435	2,445,766
Lamar Advertising Co. Class A REIT	9,826	1,312,753
National Storage Affiliates Trust REIT	10,273	495,159
Public Storage REIT	13,941	5,072,712
Rayonier, Inc. REIT	24,182	778,177
SBA Communications Corp. REIT	7,981	1,921,027
VICI Properties, Inc. REIT	61,881	2,061,256
Weyerhaeuser Co. REIT	47,603	1,611,837
		15,698,687
SPECIALTY RETAIL — 3.3%
Advance Auto Parts, Inc. (b)	10,158	396,061
AutoZone, Inc. (a)	1,594	5,021,164
Best Buy Co., Inc.	56,270	5,812,691
Five Below, Inc. (a)	3,034	268,054
Murphy USA, Inc.	3,697	1,822,140
O'Reilly Automotive, Inc. (a)	4,308	4,961,093
Penske Automotive Group, Inc.	1,120	181,910
Tractor Supply Co.	12,847	3,737,578
Valvoline, Inc. (a)	30,764	1,287,473
		23,488,164
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
Hewlett Packard Enterprise Co.	199,845	4,088,828
NetApp, Inc.	32,925	4,066,567
		8,155,395
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	9,337	606,718
Columbia Sportswear Co. (b)	8,664	720,758
Ralph Lauren Corp.	8,161	1,582,173
Skechers USA, Inc. Class A (a)	24,999	1,672,933
Under Armour, Inc. Class A (a)	9,230	82,239
Under Armour, Inc. Class C (a)	11,661	97,486
VF Corp. (b)	58,931	1,175,674
		5,937,981
TOBACCO — 0.6%
Altria Group, Inc.	77,058	3,933,040
TRADING COMPANIES & DISTRIBUTORS — 2.2%
Core & Main, Inc. Class A (a)	30,220	1,341,768
Security Description	Shares	Value
Fastenal Co.	55,072	$3,933,242
Ferguson Enterprises, Inc.	24,071	4,779,778
MSC Industrial Direct Co., Inc. Class A	11,960	1,029,278
SiteOne Landscape Supply, Inc. (a)	3,116	470,236
Watsco, Inc.	3,252	1,599,594
WW Grainger, Inc.	2,515	2,612,607
		15,766,503
WATER UTILITIES — 0.3%
American Water Works Co., Inc.	8,486	1,240,992
Essential Utilities, Inc.	24,891	960,046
		2,201,038
TOTAL COMMON STOCKS (Cost $597,339,794)		708,798,261
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	781,775	781,775
State Street Navigator Securities Lending Portfolio II (h) (i)	3,770,134	3,770,134
TOTAL SHORT-TERM INVESTMENTS (Cost $4,551,909)		4,551,909
TOTAL INVESTMENTS — 100.5% (Cost $601,891,703)		713,350,170
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(3,448,750)
NET ASSETS — 100.0%		$709,901,420
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	7	12/20/2024	$1,080,403	$1,109,920	$29,517

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$708,798,261	$—	$0(a)	$708,798,261
Short-Term Investments	4,551,909	—	—	4,551,909
TOTAL INVESTMENTS	$713,350,170	$—	$0	$713,350,170
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$29,517	$—	$—	$29,517
TOTAL OTHER FINANCIAL INSTRUMENTS:	$29,517	$—	$—	$29,517
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,216,601	$1,216,966	$1,808,912	$3,025,878	$25	$(25)	—	$—	$5,747
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,854,627	3,072,852	—	—	781,775	781,775	3,536
State Street Navigator Securities Lending Portfolio II	2,916,007	2,916,007	24,663,236	23,809,109	—	—	3,770,134	3,770,134	100,177
Total		$4,132,973	$30,326,775	$29,907,839	$25	$(25)		$4,551,909	$109,460
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
Axon Enterprise, Inc. (a)	120	$47,952
Boeing Co. (a)	16	2,433
BWX Technologies, Inc.	770	83,699
Curtiss-Wright Corp.	449	147,582
General Dynamics Corp.	529	159,864
HEICO Corp.	50	13,074
HEICO Corp. Class A	49	9,984
Hexcel Corp.	771	47,671
Howmet Aerospace, Inc.	1,333	133,633
Huntington Ingalls Industries, Inc.	693	183,215
L3Harris Technologies, Inc.	207	49,239
Lockheed Martin Corp.	131	76,577
Northrop Grumman Corp.	124	65,481
RTX Corp.	522	63,245
Spirit AeroSystems Holdings, Inc. Class A (a)	170	5,527
Textron, Inc.	2,174	192,573
TransDigm Group, Inc.	37	52,804
Woodward, Inc.	531	91,072
		1,425,625
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	178	19,646
Expeditors International of Washington, Inc.	706	92,768
FedEx Corp.	743	203,344
GXO Logistics, Inc. (a)	386	20,099
United Parcel Service, Inc. Class B	350	47,719
		383,576
AIRLINES — 0.9%
Alaska Air Group, Inc. (a)	1,844	83,367
American Airlines Group, Inc. (a) (b)	3,031	34,068
Delta Air Lines, Inc.	9,128	463,611
Southwest Airlines Co. (b)	5,652	167,469
United Airlines Holdings, Inc. (a)	1,824	104,078
		852,593
AUTO COMPONENTS — 0.4%
Aptiv PLC (a)	605	43,566
BorgWarner, Inc.	3,454	125,346
Gentex Corp.	4,948	146,906
Lear Corp.	736	80,334
		396,152
AUTOMOBILES — 0.6%
Ford Motor Co.	7,936	83,804
General Motors Co.	5,991	268,636
Harley-Davidson, Inc.	2,860	110,196
Thor Industries, Inc. (b)	984	108,132
		570,768
BANKS — 2.3%
Bank of America Corp.	390	15,475
Bank of New York Mellon Corp.	1,259	90,472
Bank OZK	1,495	64,270
Security Description	Shares	Value
BOK Financial Corp.	40	$4,185
Citigroup, Inc.	214	13,396
Citizens Financial Group, Inc.	2,116	86,904
Columbia Banking System, Inc.	1,120	29,243
Comerica, Inc.	1,136	68,058
Commerce Bancshares, Inc.	433	25,720
Cullen/Frost Bankers, Inc.	82	9,173
East West Bancorp, Inc.	1,273	105,328
Fifth Third Bancorp	2,863	122,651
First Citizens BancShares, Inc. Class A	218	401,327
First Hawaiian, Inc.	496	11,482
First Horizon Corp.	3,569	55,427
FNB Corp.	1,985	28,008
Goldman Sachs Group, Inc.	38	18,814
Huntington Bancshares, Inc.	5,498	80,821
JPMorgan Chase & Co.	55	11,597
KeyCorp	4,862	81,439
M&T Bank Corp.	575	102,419
Northern Trust Corp.	426	38,353
NU Holdings Ltd. Class A (a)	3,970	54,191
Pinnacle Financial Partners, Inc.	540	52,904
PNC Financial Services Group, Inc.	426	78,746
Popular, Inc.	459	46,024
Prosperity Bancshares, Inc.	245	17,657
Regions Financial Corp.	4,028	93,973
State Street Corp. (c)	418	36,980
Synovus Financial Corp.	1,111	49,406
Truist Financial Corp.	663	28,357
U.S. Bancorp	1,333	60,958
Webster Financial Corp.	1,116	52,017
Wells Fargo & Co.	666	37,622
Western Alliance Bancorp	496	42,899
Wintrust Financial Corp.	529	57,412
Zions Bancorp NA	1,162	54,870
		2,228,578
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	67	19,372
Brown-Forman Corp. Class B	211	10,381
Celsius Holdings, Inc. (a)	1,348	42,273
Coca-Cola Co.	318	22,852
Coca-Cola Consolidated, Inc.	175	230,370
Constellation Brands, Inc. Class A	182	46,900
Keurig Dr. Pepper, Inc.	1,055	39,541
Molson Coors Beverage Co. Class B	1,177	67,701
Monster Beverage Corp. (a)	438	22,850
PepsiCo, Inc.	134	22,787
		525,027
BIOTECHNOLOGY — 1.0%
AbbVie, Inc.	303	59,836
Amgen, Inc.	176	56,709
BioMarin Pharmaceutical, Inc. (a)	66	4,639
Exelixis, Inc. (a)	5,208	135,148
Gilead Sciences, Inc.	1,031	86,439

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Incyte Corp. (a)	280	$18,508
Neurocrine Biosciences, Inc. (a)	749	86,300
Regeneron Pharmaceuticals, Inc. (a)	120	126,149
Roivant Sciences Ltd. (a)	1,191	13,744
United Therapeutics Corp. (a)	766	274,496
Vertex Pharmaceuticals, Inc. (a)	212	98,597
Viking Therapeutics, Inc. (a)	122	7,724
		968,289
BROADLINE RETAIL — 1.1%
Amazon.com, Inc. (a)	212	39,502
Coupang, Inc. (a)	12,098	297,006
Dillard's, Inc. Class A (b)	131	50,263
eBay, Inc.	4,355	283,554
Etsy, Inc. (a)	191	10,606
Kohl's Corp. (b)	1,750	36,925
Macy's, Inc.	7,727	121,237
Nordstrom, Inc.	2,901	65,244
Ollie's Bargain Outlet Holdings, Inc. (a)	1,421	138,121
		1,042,458
BUILDING PRODUCTS — 3.0%
A.O. Smith Corp.	2,084	187,206
AAON, Inc.	1,081	116,575
Advanced Drainage Systems, Inc.	731	114,884
Allegion PLC	572	83,363
Armstrong World Industries, Inc.	768	100,938
AZEK Co., Inc. (a)	1,991	93,179
Builders FirstSource, Inc. (a)	2,479	480,579
Carlisle Cos., Inc.	447	201,038
Carrier Global Corp.	1,898	152,770
Fortune Brands Innovations, Inc.	814	72,877
Hayward Holdings, Inc. (a)	716	10,983
Johnson Controls International PLC	1,317	102,212
Lennox International, Inc.	266	160,741
Masco Corp.	2,671	224,204
Owens Corning	2,330	411,292
Simpson Manufacturing Co., Inc.	948	181,324
Trane Technologies PLC	446	173,374
Trex Co., Inc. (a)	1,244	82,826
		2,950,365
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	1,178	209,448
Ameriprise Financial, Inc.	178	83,626
ARES Management Corp. Class A	219	34,129
BlackRock, Inc.	63	59,819
Blackstone, Inc.	505	77,331
Blue Owl Capital, Inc. (b)	1,403	27,162
Cboe Global Markets, Inc.	1,553	318,163
Charles Schwab Corp.	377	24,433
CME Group, Inc.	168	37,069
Coinbase Global, Inc. Class A (a)	21	3,742
Evercore, Inc. Class A	881	223,193
FactSet Research Systems, Inc.	309	142,094
Security Description	Shares	Value
Franklin Resources, Inc.	783	$15,777
Houlihan Lokey, Inc.	1,012	159,916
Interactive Brokers Group, Inc. Class A	567	79,017
Intercontinental Exchange, Inc.	179	28,755
Invesco Ltd.	454	7,972
Janus Henderson Group PLC	3,182	121,139
Jefferies Financial Group, Inc.	137	8,432
KKR & Co., Inc.	164	21,415
LPL Financial Holdings, Inc.	1,097	255,195
MarketAxess Holdings, Inc.	120	30,744
Moody's Corp.	269	127,665
Morningstar, Inc.	106	33,827
MSCI, Inc.	178	103,762
Nasdaq, Inc.	839	61,255
Raymond James Financial, Inc.	165	20,206
S&P Global, Inc.	60	30,997
SEI Investments Co.	1,488	102,955
Stifel Financial Corp.	526	49,391
T. Rowe Price Group, Inc.	1,007	109,693
TPG, Inc.	556	32,003
Tradeweb Markets, Inc. Class A	877	108,459
Virtu Financial, Inc. Class A	968	29,485
XP, Inc. Class A	789	14,155
		2,792,424
CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	219	65,205
Albemarle Corp.	152	14,396
Ashland, Inc.	208	18,090
Axalta Coating Systems Ltd. (a)	996	36,045
Celanese Corp.	2,253	306,318
CF Industries Holdings, Inc.	2,019	173,230
Chemours Co.	2,195	44,602
Corteva, Inc.	748	43,975
Dow, Inc.	1,587	86,698
DuPont de Nemours, Inc.	1,239	110,407
Eastman Chemical Co.	1,511	169,156
Ecolab, Inc.	287	73,280
Element Solutions, Inc.	1,619	43,972
FMC Corp.	121	7,979
Huntsman Corp.	618	14,956
International Flavors & Fragrances, Inc.	366	38,404
Linde PLC	113	53,885
LyondellBasell Industries NV Class A	1,248	119,683
Mosaic Co.	1,349	36,126
NewMarket Corp.	245	135,213
Olin Corp.	1,862	89,339
PPG Industries, Inc.	365	48,348
RPM International, Inc.	915	110,715
Scotts Miracle-Gro Co.	506	43,870
Sherwin-Williams Co.	338	129,005
Westlake Corp.	362	54,405
		2,067,302

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Cintas Corp.	566	$116,528
Clean Harbors, Inc. (a)	678	163,879
Copart, Inc. (a)	1,686	88,347
MSA Safety, Inc.	123	21,813
Republic Services, Inc.	556	111,667
Rollins, Inc.	1,857	93,927
Stericycle, Inc. (a)	310	18,910
Tetra Tech, Inc.	1,477	69,655
Veralto Corp.	837	93,627
Vestis Corp.	4,776	71,162
Waste Management, Inc.	550	114,180
		963,695
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	448	171,951
Ciena Corp. (a)	1,279	78,774
Cisco Systems, Inc.	1,426	75,892
F5, Inc. (a)	1,498	329,860
Juniper Networks, Inc.	1,223	47,672
Lumentum Holdings, Inc. (a)	127	8,049
Motorola Solutions, Inc.	411	184,798
		896,996
CONSTRUCTION & ENGINEERING — 1.3%
AECOM	842	86,953
API Group Corp. (a)	2,044	67,493
Comfort Systems USA, Inc.	673	262,705
EMCOR Group, Inc.	888	382,311
MasTec, Inc. (a)	1,216	149,690
MDU Resources Group, Inc.	2,916	79,928
Quanta Services, Inc.	535	159,510
Valmont Industries, Inc.	47	13,628
WillScot Holdings Corp. (a)	682	25,643
		1,227,861
CONSTRUCTION MATERIALS — 0.9%
CRH PLC	4,546	421,596
Eagle Materials, Inc.	879	252,844
Martin Marietta Materials, Inc.	243	130,795
Vulcan Materials Co.	442	110,690
		915,925
CONSUMER FINANCE — 1.2%
Ally Financial, Inc.	1,243	44,238
American Express Co.	336	91,123
Capital One Financial Corp.	1,777	266,070
Credit Acceptance Corp. (a) (b)	35	15,520
Discover Financial Services	1,159	162,596
OneMain Holdings, Inc.	1,989	93,622
SLM Corp.	1,479	33,825
Synchrony Financial	8,538	425,876
		1,132,870
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.8%
Albertsons Cos., Inc. Class A	3,687	68,136
BJ's Wholesale Club Holdings, Inc. (a)	4,720	389,306
Security Description	Shares	Value
Casey's General Stores, Inc.	1,332	$500,446
Costco Wholesale Corp.	95	84,219
Dollar General Corp.	630	53,279
Dollar Tree, Inc. (a)	1,795	126,224
Grocery Outlet Holding Corp. (a)	2,627	46,104
Kroger Co.	6,134	351,478
Performance Food Group Co. (a)	5,385	422,022
Sysco Corp.	3,036	236,990
Target Corp.	867	135,131
U.S. Foods Holding Corp. (a)	4,797	295,015
Walmart, Inc.	349	28,182
		2,736,532
CONTAINERS & PACKAGING — 1.0%
Amcor PLC	6,628	75,095
AptarGroup, Inc.	620	99,318
Ardagh Group SA (a) (b)	1,422	13,402
Avery Dennison Corp.	454	100,225
Ball Corp.	1,072	72,799
Berry Global Group, Inc.	552	37,525
Crown Holdings, Inc.	704	67,500
Graphic Packaging Holding Co.	2,142	63,382
International Paper Co.	3,889	189,978
Packaging Corp. of America	845	182,013
Sealed Air Corp.	336	12,197
Silgan Holdings, Inc.	555	29,137
Sonoco Products Co.	625	34,144
		976,715
DISTRIBUTORS — 0.3%
Genuine Parts Co.	928	129,623
LKQ Corp.	1,245	49,700
Pool Corp.	266	100,229
		279,552
DIVERSIFIED CONSUMER SERVICES — 0.6%
ADT, Inc.	1,808	13,072
Bright Horizons Family Solutions, Inc. (a)	268	37,555
Duolingo, Inc. (a)	195	54,994
Grand Canyon Education, Inc. (a)	946	134,190
H&R Block, Inc.	5,116	325,122
Service Corp. International	706	55,724
		620,657
DIVERSIFIED REITs — 0.0% (d)
WP Carey, Inc. REIT	614	38,252
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	7,255	159,610
Frontier Communications Parent, Inc. (a)	5,750	204,298
GCI Liberty, Inc. (a) (e)	6,909	—
Liberty Global Ltd. Class A (a)	1,173	24,762
Liberty Global Ltd. Class C (a)	1,931	41,729
Verizon Communications, Inc.	2,976	133,652
		564,051

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	751	$45,578
American Electric Power Co., Inc.	1,283	131,636
Avangrid, Inc.	181	6,478
Constellation Energy Corp.	26	6,761
Duke Energy Corp.	989	114,032
Edison International	1,523	132,638
Entergy Corp.	1,815	238,872
Evergy, Inc.	1,121	69,513
Eversource Energy	364	24,770
Exelon Corp.	2,156	87,426
FirstEnergy Corp.	1,819	80,673
IDACORP, Inc.	227	23,401
NextEra Energy, Inc.	529	44,716
NRG Energy, Inc.	2,938	267,652
OGE Energy Corp.	1,920	78,758
PG&E Corp.	6,020	119,015
Pinnacle West Capital Corp.	682	60,418
PPL Corp.	3,232	106,915
Southern Co.	1,004	90,541
Xcel Energy, Inc.	1,446	94,424
		1,824,217
ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc.	874	240,691
AMETEK, Inc.	339	58,210
Eaton Corp. PLC	217	71,922
Emerson Electric Co.	104	11,374
GE Vernova, Inc. (a)	602	153,498
Generac Holdings, Inc. (a)	537	85,319
nVent Electric PLC	1,136	79,815
Regal Rexnord Corp.	134	22,228
Rockwell Automation, Inc.	469	125,908
Sensata Technologies Holding PLC	386	13,842
Vertiv Holdings Co. Class A	2,176	216,490
		1,079,297
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. Class A	3,085	201,019
Arrow Electronics, Inc. (a)	216	28,691
CDW Corp.	605	136,911
Cognex Corp.	170	6,885
Corning, Inc.	1,021	46,098
Crane NXT Co.	509	28,555
Hubbell, Inc.	211	90,382
IPG Photonics Corp. (a)	300	22,296
Jabil, Inc.	4,317	517,306
Keysight Technologies, Inc. (a)	968	153,844
Littelfuse, Inc.	128	33,952
TD SYNNEX Corp.	1,636	196,451
Teledyne Technologies, Inc. (a)	123	53,832
Trimble, Inc. (a)	420	26,078
Vontier Corp.	1,477	49,834
Zebra Technologies Corp. Class A (a)	59	21,849
		1,613,983
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.9%
Baker Hughes Co.	5,572	$201,428
Halliburton Co.	4,816	139,905
NOV, Inc.	3,782	60,399
Schlumberger NV	2,695	113,055
TechnipFMC PLC	7,814	204,961
Weatherford International PLC	1,746	148,270
		868,018
ENTERTAINMENT — 0.5%
Electronic Arts, Inc.	712	102,129
Liberty Media Corp.-Liberty Formula One Class C (a)	133	10,298
Live Nation Entertainment, Inc. (a)	1,196	130,950
Madison Square Garden Sports Corp. (a)	100	20,826
Netflix, Inc. (a)	53	37,592
Spotify Technology SA (a)	202	74,443
Walt Disney Co.	213	20,489
Warner Bros Discovery, Inc. (a)	12,865	106,136
		502,863
FINANCIAL SERVICES — 1.6%
Apollo Global Management, Inc.	727	90,810
Berkshire Hathaway, Inc. Class B (a)	114	52,470
Block, Inc. (a)	386	25,912
Corebridge Financial, Inc.	1,093	31,872
Corpay, Inc. (a)	590	184,528
Equitable Holdings, Inc.	1,047	44,005
Euronet Worldwide, Inc. (a)	753	74,720
Fidelity National Information Services, Inc.	305	25,544
Fiserv, Inc. (a)	541	97,191
Global Payments, Inc.	451	46,191
Jack Henry & Associates, Inc.	330	58,258
Mastercard, Inc. Class A	65	32,097
MGIC Investment Corp.	9,722	248,883
PayPal Holdings, Inc. (a)	2,085	162,692
Rocket Cos., Inc. Class A (a)	635	12,186
Toast, Inc. Class A (a)	4,605	130,368
Visa, Inc. Class A	78	21,446
Voya Financial, Inc.	215	17,032
Western Union Co.	11,848	141,347
WEX, Inc. (a)	383	80,327
		1,577,879
FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	5,509	329,108
Bunge Global SA	1,473	142,351
Campbell Soup Co.	1,245	60,905
Conagra Brands, Inc.	1,009	32,813
Flowers Foods, Inc.	2,235	51,561
Freshpet, Inc. (a)	287	39,253
General Mills, Inc.	925	68,311
Hershey Co.	140	26,849
Hormel Foods Corp.	526	16,674

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Ingredion, Inc.	1,752	$240,777
J.M. Smucker Co.	152	18,407
Kellanova	1,239	100,000
Kraft Heinz Co.	1,989	69,834
Lamb Weston Holdings, Inc.	198	12,819
McCormick & Co., Inc.	191	15,719
Mondelez International, Inc. Class A	790	58,199
Pilgrim's Pride Corp. (a) (b)	776	35,735
Post Holdings, Inc. (a)	618	71,534
Seaboard Corp.	3	9,411
Tyson Foods, Inc. Class A	3,931	234,130
		1,634,390
GAS UTILITIES — 0.3%
Atmos Energy Corp.	1,199	166,313
National Fuel Gas Co.	1,748	105,946
UGI Corp.	378	9,458
		281,717
GROUND TRANSPORTATION — 1.0%
CSX Corp.	1,897	65,503
JB Hunt Transport Services, Inc.	342	58,937
Knight-Swift Transportation Holdings, Inc.	225	12,139
Landstar System, Inc.	231	43,629
Norfolk Southern Corp.	177	43,985
Old Dominion Freight Line, Inc.	810	160,898
Ryder System, Inc.	1,185	172,773
Saia, Inc. (a)	403	176,216
Schneider National, Inc. Class B (b)	241	6,878
Uber Technologies, Inc. (a)	812	61,030
U-Haul Holding Co. (a) (b) (f)	66	5,114
U-Haul Holding Co. (f)	1,004	72,288
Union Pacific Corp.	178	43,873
XPO, Inc. (a)	324	34,833
		958,096
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Abbott Laboratories	191	21,776
Align Technology, Inc. (a)	303	77,059
Baxter International, Inc.	641	24,339
Becton Dickinson & Co.	105	25,315
Boston Scientific Corp. (a)	550	46,090
Cooper Cos., Inc. (a)	239	26,371
Dexcom, Inc. (a)	304	20,380
Edwards Lifesciences Corp. (a)	445	29,366
Enovis Corp. (a)	142	6,113
GE HealthCare Technologies, Inc.	1,978	185,635
Hologic, Inc. (a)	281	22,890
IDEXX Laboratories, Inc. (a)	141	71,236
Inspire Medical Systems, Inc. (a)	79	16,673
Intuitive Surgical, Inc. (a)	116	56,987
Masimo Corp. (a)	124	16,533
Medtronic PLC	454	40,874
ResMed, Inc.	200	48,824
Solventum Corp. (a)	5,166	360,174
STERIS PLC	202	48,993
Security Description	Shares	Value
Stryker Corp.	127	$45,880
Teleflex, Inc.	52	12,861
Zimmer Biomet Holdings, Inc.	236	25,476
		1,229,845
HEALTH CARE PROVIDERS & SERVICES — 4.8%
Acadia Healthcare Co., Inc. (a)	271	17,184
Amedisys, Inc. (a)	181	17,468
Cardinal Health, Inc.	5,052	558,347
Cencora, Inc.	1,526	343,472
Centene Corp. (a)	6,292	473,662
Chemed Corp.	104	62,501
Cigna Group	786	272,302
CVS Health Corp.	2,737	172,103
DaVita, Inc. (a)	1,341	219,830
Elevance Health, Inc.	384	199,680
Encompass Health Corp.	1,401	135,393
HCA Healthcare, Inc.	302	122,742
Henry Schein, Inc. (a)	126	9,185
Humana, Inc.	1,067	337,962
Labcorp Holdings, Inc.	598	133,641
McKesson Corp.	1,189	587,865
Molina Healthcare, Inc. (a)	844	290,809
Premier, Inc. Class A (b)	596	11,920
Quest Diagnostics, Inc.	611	94,858
Tenet Healthcare Corp. (a)	2,302	382,592
UnitedHealth Group, Inc.	50	29,234
Universal Health Services, Inc. Class B	1,114	255,117
		4,727,867
HEALTH CARE REITs — 0.1%
Healthpeak Properties, Inc. REIT	719	16,443
Omega Healthcare Investors, Inc. REIT	631	25,682
Ventas, Inc. REIT	137	8,786
Welltower, Inc. REIT	115	14,723
		65,634
HEALTH CARE TECHNOLOGY — 0.1%
Doximity, Inc. Class A (a)	346	15,075
Veeva Systems, Inc. Class A (a)	268	56,245
		71,320
HOTEL & RESORT REITs — 0.2%
Host Hotels & Resorts, Inc. REIT	9,354	164,630
Park Hotels & Resorts, Inc. REIT	1,426	20,107
		184,737
HOTELS, RESTAURANTS & LEISURE — 4.1%
Airbnb, Inc. Class A (a)	765	97,010
Aramark	5,919	229,243
Booking Holdings, Inc.	51	214,818
Boyd Gaming Corp.	1,004	64,909
Caesars Entertainment, Inc. (a)	225	9,391
Carnival Corp. (a)	2,480	45,830
Cava Group, Inc. (a)	221	27,371
Chipotle Mexican Grill, Inc. (a)	2,333	134,427

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Choice Hotels International, Inc.	219	$28,536
Churchill Downs, Inc.	251	33,938
Darden Restaurants, Inc.	837	137,377
Domino's Pizza, Inc.	273	117,428
DoorDash, Inc. Class A (a)	2,748	392,222
DraftKings, Inc. Class A (a)	949	37,201
Expedia Group, Inc. (a)	4,603	681,336
Hilton Worldwide Holdings, Inc.	765	176,332
Hyatt Hotels Corp. Class A (b)	338	51,444
Las Vegas Sands Corp.	497	25,019
Light & Wonder, Inc. (a)	1,175	106,608
Marriott International, Inc. Class A	704	175,014
Marriott Vacations Worldwide Corp.	51	3,747
McDonald's Corp.	86	26,188
MGM Resorts International (a)	2,074	81,073
Norwegian Cruise Line Holdings Ltd. (a) (b)	5,765	118,240
Planet Fitness, Inc. Class A (a)	227	18,437
Royal Caribbean Cruises Ltd.	1,599	283,599
Starbucks Corp.	557	54,302
Texas Roadhouse, Inc.	1,421	250,949
Travel & Leisure Co.	1,085	49,997
Vail Resorts, Inc.	111	19,346
Wendy's Co.	682	11,949
Wingstop, Inc.	279	116,086
Wyndham Hotels & Resorts, Inc.	384	30,006
Wynn Resorts Ltd.	756	72,485
Yum! Brands, Inc.	464	64,825
		3,986,683
HOUSEHOLD DURABLES — 4.2%
DR Horton, Inc.	3,619	690,397
Garmin Ltd.	1,319	232,184
Lennar Corp. Class A	3,980	746,170
Mohawk Industries, Inc. (a)	802	128,865
Newell Brands, Inc.	4,510	34,637
NVR, Inc. (a)	41	402,284
PulteGroup, Inc.	6,242	895,914
SharkNinja, Inc.	558	60,660
Tempur Sealy International, Inc.	2,024	110,510
Toll Brothers, Inc.	3,638	562,035
TopBuild Corp. (a)	613	249,375
Whirlpool Corp.	136	14,552
		4,127,583
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	1,013	106,081
Clorox Co.	204	33,234
Colgate-Palmolive Co.	1,654	171,702
Kimberly-Clark Corp.	802	114,109
Procter & Gamble Co.	142	24,594
Reynolds Consumer Products, Inc.	583	18,131
Spectrum Brands Holdings, Inc.	556	52,898
		520,749
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
AES Corp.	4,346	$87,181
Brookfield Renewable Corp. Class A (b)	371	12,117
Clearway Energy, Inc. Class C	224	6,872
Vistra Corp.	5,917	701,401
		807,571
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	402	54,953
General Electric Co.	608	114,657
Honeywell International, Inc.	166	34,314
		203,924
INDUSTRIAL REITs — 0.1%
EastGroup Properties, Inc. REIT	119	22,231
First Industrial Realty Trust, Inc. REIT	367	20,545
Prologis, Inc. REIT	145	18,311
Rexford Industrial Realty, Inc. REIT	132	6,641
STAG Industrial, Inc. REIT	395	15,440
		83,168
INSURANCE — 5.7%
Aflac, Inc.	1,890	211,302
Allstate Corp.	195	36,982
American Financial Group, Inc.	806	108,488
American International Group, Inc.	889	65,101
Aon PLC Class A	189	65,392
Arch Capital Group Ltd. (a)	6,262	700,593
Arthur J Gallagher & Co.	127	35,734
Assurant, Inc.	444	88,294
Assured Guaranty Ltd.	1,913	152,122
Axis Capital Holdings Ltd.	677	53,896
Brown & Brown, Inc.	1,344	139,238
Chubb Ltd.	667	192,356
Cincinnati Financial Corp.	2,440	332,133
CNA Financial Corp.	179	8,760
Everest Group Ltd.	811	317,774
Fidelity National Financial, Inc.	1,605	99,606
First American Financial Corp.	247	16,304
Globe Life, Inc.	1,571	166,385
Hanover Insurance Group, Inc.	126	18,662
Hartford Financial Services Group, Inc.	2,695	316,959
Kinsale Capital Group, Inc.	665	309,604
Loews Corp.	1,325	104,741
Markel Group, Inc. (a)	158	247,836
Marsh & McLennan Cos., Inc.	567	126,492
MetLife, Inc.	752	62,025
Old Republic International Corp.	2,793	98,928
Primerica, Inc.	401	106,325
Principal Financial Group, Inc.	359	30,838
Progressive Corp.	772	195,903
Prudential Financial, Inc.	564	68,300
Reinsurance Group of America, Inc.	445	96,952

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
RenaissanceRe Holdings Ltd.	1,439	$391,984
RLI Corp.	445	68,966
Ryan Specialty Holdings, Inc.	189	12,548
Travelers Cos., Inc.	625	146,325
Unum Group	1,975	117,394
W.R. Berkley Corp.	3,147	178,529
White Mountains Insurance Group Ltd.	6	10,177
Willis Towers Watson PLC	188	55,372
		5,555,320
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A	401	66,506
Alphabet, Inc. Class C	397	66,375
IAC, Inc. (a)	286	15,393
Match Group, Inc. (a)	1,706	64,555
Meta Platforms, Inc. Class A	203	116,205
Pinterest, Inc. Class A (a)	4,373	141,554
TripAdvisor, Inc. (a)	2,243	32,501
ZoomInfo Technologies, Inc. (a)	3,098	31,971
		535,060
IT SERVICES — 2.4%
Accenture PLC Class A	153	54,083
Akamai Technologies, Inc. (a)	1,460	147,387
Amdocs Ltd.	1,223	106,988
Cloudflare, Inc. Class A (a)	71	5,743
Cognizant Technology Solutions Corp. Class A	5,016	387,135
DXC Technology Co. (a)	6,612	137,199
EPAM Systems, Inc. (a)	1,175	233,860
Gartner, Inc. (a)	534	270,610
Globant SA (a)	271	53,696
GoDaddy, Inc. Class A (a)	3,696	579,459
International Business Machines Corp.	972	214,890
Kyndryl Holdings, Inc. (a)	2,733	62,804
MongoDB, Inc. (a)	52	14,058
Okta, Inc. (a)	413	30,702
Snowflake, Inc. Class A (a)	274	31,472
Twilio, Inc. Class A (a)	311	20,283
VeriSign, Inc. (a)	149	28,304
		2,378,673
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	517	43,335
Hasbro, Inc.	121	8,751
Mattel, Inc. (a)	4,394	83,706
Polaris, Inc.	126	10,488
YETI Holdings, Inc. (a)	1,789	73,402
		219,682
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Agilent Technologies, Inc.	1,188	176,394
Avantor, Inc. (a)	2,920	75,540
Azenta, Inc. (a)	270	13,079
Bio-Techne Corp.	371	29,654
Bruker Corp.	425	29,351
Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	181	$35,652
Danaher Corp.	98	27,246
Fortrea Holdings, Inc. (a) (b)	1,838	36,760
IQVIA Holdings, Inc. (a)	186	44,076
Medpace Holdings, Inc. (a)	373	124,507
Mettler-Toledo International, Inc. (a)	31	46,491
Qiagen NV (a)	444	20,233
Repligen Corp. (a)	35	5,209
Revvity, Inc.	144	18,396
Thermo Fisher Scientific, Inc.	54	33,403
Waters Corp. (a)	24	8,637
West Pharmaceutical Services, Inc.	304	91,249
		815,877
MACHINERY — 3.8%
AGCO Corp.	364	35,621
Allison Transmission Holdings, Inc.	3,229	310,210
Caterpillar, Inc.	450	176,004
CNH Industrial NV	2,071	22,988
Crane Co.	680	107,630
Cummins, Inc.	1,131	366,206
Deere & Co.	198	82,631
Donaldson Co., Inc.	1,517	111,803
Dover Corp.	575	110,250
Esab Corp.	764	81,221
Flowserve Corp.	2,169	112,116
Fortive Corp.	916	72,300
Gates Industrial Corp. PLC (a)	4,255	74,675
Graco, Inc.	664	58,107
IDEX Corp.	279	59,845
Illinois Tool Works, Inc.	262	68,662
Ingersoll Rand, Inc.	1,473	144,590
ITT, Inc.	1,633	244,150
Lincoln Electric Holdings, Inc.	588	112,908
Middleby Corp. (a)	130	18,087
Nordson Corp.	125	32,829
Oshkosh Corp.	1,770	177,372
Otis Worldwide Corp.	928	96,456
PACCAR, Inc.	3,010	297,027
Parker-Hannifin Corp.	28	17,691
Pentair PLC	1,438	140,622
RBC Bearings, Inc. (a)	203	60,774
Snap-on, Inc.	767	222,208
Stanley Black & Decker, Inc.	381	41,960
Timken Co.	619	52,175
Toro Co.	290	25,152
Westinghouse Air Brake Technologies Corp.	866	157,413
		3,691,683
MARINE — 0.1%
Kirby Corp. (a)	1,081	132,347
MEDIA — 1.1%
Charter Communications, Inc. Class A (a)	363	117,641
Comcast Corp. Class A	2,109	88,093

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Fox Corp. Class A	2,110	$89,316
Fox Corp. Class B	1,105	42,874
Interpublic Group of Cos., Inc.	1,799	56,902
Liberty Broadband Corp. Class C (a)	179	13,835
New York Times Co. Class A	2,345	130,546
News Corp. Class A	3,416	90,968
News Corp. Class B	1,113	31,108
Nexstar Media Group, Inc.	757	125,170
Omnicom Group, Inc.	1,678	173,489
Trade Desk, Inc. Class A (a)	1,250	137,063
		1,097,005
METALS & MINING — 1.5%
Alcoa Corp.	133	5,131
ATI, Inc. (a)	937	62,695
Cleveland-Cliffs, Inc. (a)	6,311	80,591
Freeport-McMoRan, Inc.	2,279	113,768
Nucor Corp.	2,608	392,087
Reliance, Inc.	760	219,799
Royal Gold, Inc.	563	78,989
Southern Copper Corp.	158	18,276
Steel Dynamics, Inc.	3,185	401,565
U.S. Steel Corp.	2,400	84,792
		1,457,693
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Rithm Capital Corp. REIT	5,630	63,900
Starwood Property Trust, Inc. REIT	636	12,962
		76,862
MULTI-UTILITIES — 1.1%
Ameren Corp.	597	52,214
CenterPoint Energy, Inc.	4,067	119,651
CMS Energy Corp.	1,360	96,057
Consolidated Edison, Inc.	1,121	116,730
Dominion Energy, Inc.	1,721	99,457
DTE Energy Co.	539	69,213
NiSource, Inc.	3,155	109,321
Public Service Enterprise Group, Inc.	2,685	239,529
Sempra	1,558	130,295
WEC Energy Group, Inc.	764	73,481
		1,105,948
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	83	9,856
BXP, Inc. REIT	309	24,862
Cousins Properties, Inc. REIT	303	8,932
Highwoods Properties, Inc. REIT	857	28,718
Kilroy Realty Corp. REIT	615	23,801
Vornado Realty Trust REIT	575	22,655
		118,824
OIL, GAS & CONSUMABLE FUELS — 4.2%
Antero Midstream Corp.	4,754	71,548
Antero Resources Corp. (a)	1,203	34,466
Security Description	Shares	Value
APA Corp.	1,315	$32,165
Cheniere Energy, Inc.	189	33,990
Chesapeake Energy Corp.	1,662	136,699
Chevron Corp.	286	42,119
Chord Energy Corp.	1,838	239,363
Civitas Resources, Inc.	858	43,475
ConocoPhillips	1,349	142,023
Coterra Energy, Inc.	6,972	166,979
Devon Energy Corp.	4,515	176,627
Diamondback Energy, Inc.	2,885	497,374
DT Midstream, Inc.	1,178	92,661
EOG Resources, Inc.	2,464	302,899
EQT Corp.	122	4,470
Exxon Mobil Corp.	249	29,188
Hess Corp.	311	42,234
HF Sinclair Corp.	3,022	134,690
Kinder Morgan, Inc.	3,867	85,422
Marathon Oil Corp.	9,574	254,955
Marathon Petroleum Corp.	1,812	295,193
Matador Resources Co.	1,905	94,145
Occidental Petroleum Corp.	1,750	90,195
Ovintiv, Inc.	1,341	51,374
Permian Resources Corp.	3,010	40,966
Phillips 66 Co.	1,115	146,567
Range Resources Corp.	930	28,607
Southwestern Energy Co. (a)	5,662	40,257
Targa Resources Corp.	278	41,147
Texas Pacific Land Corp.	177	156,599
Valero Energy Corp.	1,950	263,308
Viper Energy, Inc.	1,279	57,696
Williams Cos., Inc.	3,892	177,670
		4,047,071
PERSONAL CARE PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	2,375	144,210
Coty, Inc. Class A (a)	508	4,770
elf Beauty, Inc. (a)	116	12,648
Estee Lauder Cos., Inc. Class A	80	7,975
Kenvue, Inc.	1,549	35,828
		205,431
PAPER & FOREST PRODUCTS — 0.0% (d)
Louisiana-Pacific Corp.	317	34,065
PHARMACEUTICALS — 0.5%
Bristol-Myers Squibb Co.	574	29,699
Catalent, Inc. (a)	244	14,779
Eli Lilly & Co.	13	11,517
Jazz Pharmaceuticals PLC (a)	381	42,447
Johnson & Johnson	169	27,388
Merck & Co., Inc.	137	15,558
Organon & Co.	2,263	43,291
Perrigo Co. PLC	1,108	29,063
Royalty Pharma PLC Class A	1,077	30,468
Viatris, Inc.	13,250	153,833
Zoetis, Inc.	212	41,421
		439,464

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
PROFESSIONAL SERVICES — 2.6%
Amentum Holdings, Inc. (a)	1,208	$38,958
Automatic Data Processing, Inc.	264	73,057
Booz Allen Hamilton Holding Corp.	768	125,000
Broadridge Financial Solutions, Inc.	772	166,003
CACI International, Inc. Class A (a)	435	219,484
Clarivate PLC (a) (b)	1,837	13,043
Dayforce, Inc. (a) (b)	374	22,908
Dun & Bradstreet Holdings, Inc.	689	7,930
Equifax, Inc.	163	47,899
FTI Consulting, Inc. (a)	172	39,140
Genpact Ltd.	767	30,074
Jacobs Solutions, Inc.	1,208	158,127
KBR, Inc.	605	39,404
Leidos Holdings, Inc.	2,761	450,043
ManpowerGroup, Inc.	523	38,451
Parsons Corp. (a)	1,643	170,346
Paychex, Inc.	1,033	138,618
Paycom Software, Inc.	1,718	286,167
Paylocity Holding Corp. (a)	192	31,674
Robert Half, Inc.	1,125	75,836
Science Applications International Corp.	1,440	200,549
SS&C Technologies Holdings, Inc.	1,025	76,065
TransUnion	387	40,519
Verisk Analytics, Inc.	304	81,460
		2,570,755
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A (a)	1,580	196,678
CoStar Group, Inc. (a)	213	16,069
Jones Lang LaSalle, Inc. (a)	366	98,750
Lennar Corp. Class B	218	37,701
		349,198
RESIDENTIAL REITs — 0.3%
American Homes 4 Rent Class A REIT	606	23,265
AvalonBay Communities, Inc. REIT	265	59,691
Camden Property Trust REIT	233	28,783
Equity LifeStyle Properties, Inc. REIT	383	27,323
Equity Residential REIT	683	50,856
Essex Property Trust, Inc. REIT	159	46,972
Invitation Homes, Inc. REIT	664	23,413
Mid-America Apartment Communities, Inc. REIT	177	28,125
UDR, Inc. REIT	548	24,846
		313,274
RETAIL REITs — 0.5%
Agree Realty Corp. REIT	149	11,224
Brixmor Property Group, Inc. REIT	1,395	38,865
Federal Realty Investment Trust REIT	212	24,374
Kimco Realty Corp. REIT	1,764	40,960
NNN REIT, Inc.	931	45,144
Realty Income Corp. REIT	191	12,113
Security Description	Shares	Value
Regency Centers Corp. REIT	335	$24,197
Simon Property Group, Inc. REIT	1,679	283,785
		480,662
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Micro Devices, Inc. (a)	182	29,863
Amkor Technology, Inc.	4,127	126,286
Analog Devices, Inc.	534	122,911
Applied Materials, Inc.	1,262	254,987
Astera Labs, Inc. (a)	138	7,230
Broadcom, Inc.	210	36,225
Cirrus Logic, Inc. (a)	1,770	219,852
Entegris, Inc.	462	51,989
First Solar, Inc. (a)	225	56,124
GLOBALFOUNDRIES, Inc. (a) (b)	225	9,056
Intel Corp.	625	14,663
KLA Corp.	449	347,710
Lam Research Corp.	406	331,328
Lattice Semiconductor Corp. (a)	2,253	119,567
MACOM Technology Solutions Holdings, Inc. (a)	534	59,413
Marvell Technology, Inc.	785	56,614
Microchip Technology, Inc.	1,749	140,427
MKS Instruments, Inc.	41	4,457
Monolithic Power Systems, Inc.	289	267,181
NVIDIA Corp.	1,104	134,070
ON Semiconductor Corp. (a)	1,166	84,663
Onto Innovation, Inc. (a)	786	163,142
Qorvo, Inc. (a)	1,293	133,567
QUALCOMM, Inc.	875	148,794
Skyworks Solutions, Inc.	3,385	334,336
Teradyne, Inc.	1,324	177,323
Texas Instruments, Inc.	278	57,426
Universal Display Corp.	463	97,184
		3,586,388
SOFTWARE — 5.1%
Adobe, Inc. (a)	259	134,105
ANSYS, Inc. (a)	138	43,971
Appfolio, Inc. Class A (a)	25	5,885
AppLovin Corp. Class A (a)	3,411	445,306
Aspen Technology, Inc. (a)	199	47,525
Atlassian Corp. Class A (a)	497	78,929
Autodesk, Inc. (a)	570	157,024
Bentley Systems, Inc. Class B	457	23,220
Cadence Design Systems, Inc. (a)	565	153,132
CCC Intelligent Solutions Holdings, Inc. (a)	1,008	11,138
Crowdstrike Holdings, Inc. Class A (a)	679	190,439
Datadog, Inc. Class A (a)	721	82,958
DocuSign, Inc. (a)	1,268	78,730
Dolby Laboratories, Inc. Class A	938	71,785
DoubleVerify Holdings, Inc. (a)	2,555	43,026
Dropbox, Inc. Class A (a)	9,064	230,498
Dynatrace, Inc. (a)	1,676	89,616

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Elastic NV (a)	37	$2,840
Fair Isaac Corp. (a)	103	200,183
Fortinet, Inc. (a)	6,126	475,071
Gen Digital, Inc.	7,498	205,670
Gitlab, Inc. Class A (a)	683	35,202
Guidewire Software, Inc. (a)	294	53,784
HubSpot, Inc. (a)	97	51,565
Informatica, Inc. Class A (a)	233	5,890
Intuit, Inc.	286	177,606
Manhattan Associates, Inc. (a)	977	274,908
Microsoft Corp.	303	130,381
MicroStrategy, Inc. Class A (a) (b)	50	8,430
nCino, Inc. (a)	244	7,708
Nutanix, Inc. Class A (a)	711	42,127
Palantir Technologies, Inc. Class A (a)	1,392	51,782
Palo Alto Networks, Inc. (a)	457	156,203
Pegasystems, Inc.	127	9,282
Procore Technologies, Inc. (a)	658	40,612
PTC, Inc. (a)	275	49,682
RingCentral, Inc. Class A (a)	925	29,258
Roper Technologies, Inc.	105	58,426
Salesforce, Inc.	530	145,066
SentinelOne, Inc. Class A (a)	1,005	24,040
ServiceNow, Inc. (a)	205	183,350
Smartsheet, Inc. Class A (a)	553	30,614
Synopsys, Inc. (a)	371	187,871
Teradata Corp. (a)	3,552	107,768
Tyler Technologies, Inc. (a)	144	84,056
UiPath, Inc. Class A (a)	928	11,878
Workday, Inc. Class A (a)	508	124,160
Zoom Video Communications, Inc. Class A (a)	797	55,583
Zscaler, Inc. (a)	263	44,957
		4,953,240
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	53	12,326
Crown Castle, Inc. REIT	205	24,319
CubeSmart REIT	1,321	71,109
Digital Realty Trust, Inc. REIT	288	46,607
EPR Properties REIT	287	14,075
Equinix, Inc. REIT	27	23,966
Extra Space Storage, Inc. REIT	280	50,453
Gaming & Leisure Properties, Inc. REIT	1,083	55,720
Iron Mountain, Inc. REIT	363	43,135
Lamar Advertising Co. Class A REIT	1,186	158,450
National Storage Affiliates Trust REIT	612	29,498
Public Storage REIT	345	125,535
Rayonier, Inc. REIT	549	17,667
SBA Communications Corp. REIT	104	25,033
VICI Properties, Inc. REIT	2,834	94,401
Weyerhaeuser Co. REIT	1,695	57,393
		849,687
Security Description	Shares	Value
SPECIALTY RETAIL — 3.9%
Advance Auto Parts, Inc. (b)	1,208	$47,100
AutoNation, Inc. (a)	203	36,321
AutoZone, Inc. (a)	62	195,303
Bath & Body Works, Inc.	4,112	131,255
Best Buy Co., Inc.	2,096	216,517
Burlington Stores, Inc. (a)	507	133,584
CarMax, Inc. (a)	476	36,833
Carvana Co. (a)	606	105,511
Dick's Sporting Goods, Inc.	2,114	441,192
Five Below, Inc. (a)	235	20,762
Floor & Decor Holdings, Inc. Class A (a) (b)	1,412	175,328
Gap, Inc.	7,295	160,855
Home Depot, Inc.	135	54,702
Lithia Motors, Inc.	40	12,706
Lowe's Cos., Inc.	358	96,964
Murphy USA, Inc.	358	176,447
O'Reilly Automotive, Inc. (a)	127	146,253
Penske Automotive Group, Inc.	138	22,414
RH (a)	58	19,397
Ross Stores, Inc.	1,485	223,507
TJX Cos., Inc.	1,672	196,527
Tractor Supply Co.	922	268,237
Ulta Beauty, Inc. (a)	486	189,112
Valvoline, Inc. (a)	3,471	145,261
Wayfair, Inc. Class A (a) (b)	215	12,079
Williams-Sonoma, Inc.	3,406	527,658
		3,791,825
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Apple, Inc.	322	75,026
Dell Technologies, Inc. Class C	1,927	228,427
Hewlett Packard Enterprise Co.	10,746	219,863
HP, Inc.	4,239	152,053
NetApp, Inc.	3,505	432,903
Pure Storage, Inc. Class A (a)	3,434	172,524
Super Micro Computer, Inc. (a)	441	183,632
		1,464,428
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Amer Sports, Inc. (a) (b)	341	5,439
Carter's, Inc.	839	54,518
Columbia Sportswear Co. (b)	907	75,453
Crocs, Inc. (a)	953	138,004
Deckers Outdoor Corp. (a)	1,212	193,253
Lululemon Athletica, Inc. (a)	241	65,395
NIKE, Inc. Class B	434	38,366
PVH Corp.	2,065	208,214
Ralph Lauren Corp.	1,399	271,224
Skechers USA, Inc. Class A (a)	4,127	276,179
Tapestry, Inc.	6,088	286,014
Under Armour, Inc. Class A (a)	2,693	23,995
Under Armour, Inc. Class C (a)	4,341	36,291
VF Corp. (b)	897	17,895
		1,690,240

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.4%
Altria Group, Inc.	5,660	$288,887
Philip Morris International, Inc.	651	79,031
		367,918
TRADING COMPANIES & DISTRIBUTORS — 2.0%
Air Lease Corp.	1,565	70,879
Core & Main, Inc. Class A (a)	6,086	270,218
Fastenal Co.	2,235	159,624
Ferguson Enterprises, Inc.	2,080	413,026
MSC Industrial Direct Co., Inc. Class A	548	47,161
SiteOne Landscape Supply, Inc. (a)	378	57,044
United Rentals, Inc.	518	419,440
Watsco, Inc.	298	146,580
WESCO International, Inc.	1,035	173,859
WW Grainger, Inc.	201	208,801
		1,966,632
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	211	30,857
Essential Utilities, Inc.	849	32,746
		63,603
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile U.S., Inc.	220	45,399
TOTAL COMMON STOCKS (Cost $81,544,204)		97,310,058
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h)	92,491	92,491
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (i)	403,296	$403,296
TOTAL SHORT-TERM INVESTMENTS (Cost $495,787)		495,787
TOTAL INVESTMENTS — 100.3% (Cost $82,039,991)		97,805,845
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(328,044)
NET ASSETS — 100.0%		$97,477,801
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2024.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 1000 Index (long)	1	12/20/2024	$154,343	$158,560	$4,217
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$97,310,058	$—	$0(a)	$97,310,058
Short-Term Investments	495,787	—	—	495,787
TOTAL INVESTMENTS	$97,805,845	$—	$0	$97,805,845
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$4,217	$—	$—	$4,217
TOTAL OTHER FINANCIAL INSTRUMENTS:	$4,217	$—	$—	$4,217
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	668	$49,432	$788	$22,037	$3,558	$5,239	418	$36,980	$461
State Street Institutional Liquid Reserves Fund, Premier Class	137,550	137,591	464,456	602,048	7	(6)	—	—	1,416
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	573,297	480,806	—	—	92,491	92,491	704
State Street Navigator Securities Lending Portfolio II	370,318	370,318	5,862,996	5,830,018	—	—	403,296	403,296	317
Total		$557,341	$6,901,537	$6,934,909	$3,565	$5,233		$532,767	$2,898
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.4%
Huntington Ingalls Industries, Inc.	12,569	$3,322,992
AIR FREIGHT & LOGISTICS — 0.2%
CH Robinson Worldwide, Inc.	18,938	2,090,187
AIRLINES — 0.7%
Southwest Airlines Co. (a)	190,054	5,631,300
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	73,286	2,659,549
Gentex Corp.	47,459	1,409,058
Lear Corp.	17,910	1,954,876
		6,023,483
AUTOMOBILES — 1.5%
Ford Motor Co.	942,893	9,956,950
Harley-Davidson, Inc.	38,650	1,489,184
Thor Industries, Inc.	15,292	1,680,438
		13,126,572
BANKS — 3.7%
Bank OZK	33,749	1,450,870
Citizens Financial Group, Inc.	63,964	2,627,001
Columbia Banking System, Inc.	64,355	1,680,309
Comerica, Inc.	37,173	2,227,034
Cullen/Frost Bankers, Inc.	8,700	973,182
East West Bancorp, Inc.	23,546	1,948,196
First Hawaiian, Inc.	28,424	658,016
First Horizon Corp.	103,483	1,607,091
FNB Corp.	59,414	838,332
Huntington Bancshares, Inc.	171,011	2,513,862
KeyCorp	138,483	2,319,590
M&T Bank Corp.	17,186	3,061,170
Popular, Inc.	7,851	787,220
Prosperity Bancshares, Inc.	12,830	924,658
Regions Financial Corp.	152,949	3,568,300
Synovus Financial Corp.	31,577	1,404,229
Webster Financial Corp.	33,624	1,567,215
Zions Bancorp NA	25,981	1,226,823
		31,383,098
BEVERAGES — 0.4%
Molson Coors Beverage Co. Class B	55,499	3,192,302
BIOTECHNOLOGY — 1.4%
Gilead Sciences, Inc.	138,880	11,643,699
BROADLINE RETAIL — 1.0%
eBay, Inc.	85,281	5,552,646
Kohl's Corp. (a)	34,819	734,681
Macy's, Inc.	86,911	1,363,633
Nordstrom, Inc.	31,567	709,942
		8,360,902
BUILDING PRODUCTS — 1.3%
A.O. Smith Corp.	28,997	2,604,800
Allegion PLC	12,619	1,839,093
Fortune Brands Innovations, Inc.	13,118	1,174,455
Security Description	Shares	Value
Masco Corp.	38,122	$3,199,961
Owens Corning	12,971	2,289,641
		11,107,950
CAPITAL MARKETS — 2.4%
Evercore, Inc. Class A	5,921	1,500,026
Franklin Resources, Inc.	90,404	1,821,641
Houlihan Lokey, Inc.	8,947	1,413,805
Janus Henderson Group PLC	41,344	1,573,966
MarketAxess Holdings, Inc.	5,738	1,470,076
SEI Investments Co.	16,232	1,123,092
T. Rowe Price Group, Inc.	69,733	7,596,016
TPG, Inc.	11,148	641,679
Virtu Financial, Inc. Class A	25,990	791,655
XP, Inc. Class A	124,308	2,230,085
		20,162,041
CHEMICALS — 4.7%
Albemarle Corp. (a)	14,606	1,383,334
Celanese Corp.	25,549	3,473,642
CF Industries Holdings, Inc.	59,551	5,109,476
Chemours Co.	47,044	955,934
Dow, Inc.	105,513	5,764,175
Eastman Chemical Co.	37,295	4,175,175
FMC Corp.	18,248	1,203,273
Huntsman Corp.	51,595	1,248,599
LyondellBasell Industries NV Class A	77,645	7,446,156
Mosaic Co.	101,437	2,716,483
NewMarket Corp.	2,123	1,171,663
Olin Corp.	19,355	928,653
PPG Industries, Inc.	25,157	3,332,296
Scotts Miracle-Gro Co.	13,419	1,163,427
		40,072,286
COMMUNICATIONS EQUIPMENT — 0.5%
Juniper Networks, Inc.	102,500	3,995,450
CONSTRUCTION & ENGINEERING — 0.2%
MDU Resources Group, Inc.	64,826	1,776,881
CONSUMER FINANCE — 1.1%
Ally Financial, Inc.	33,578	1,195,041
OneMain Holdings, Inc.	36,083	1,698,427
SLM Corp.	24,594	562,465
Synchrony Financial	127,522	6,360,797
		9,816,730
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.7%
Albertsons Cos., Inc. Class A	133,099	2,459,669
Dollar General Corp.	25,703	2,173,703
Kroger Co.	105,384	6,038,503
Sysco Corp.	125,293	9,780,372
Target Corp.	56,342	8,781,464
Walgreens Boots Alliance, Inc.	227,037	2,034,252
		31,267,963
CONTAINERS & PACKAGING — 2.5%
Amcor PLC	457,508	5,183,566

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Ardagh Group SA (a) (b)	6,370	$60,037
Berry Global Group, Inc.	26,812	1,822,680
Graphic Packaging Holding Co.	39,303	1,162,976
International Paper Co.	110,190	5,382,781
Packaging Corp. of America	21,906	4,718,552
Sealed Air Corp.	17,170	623,271
Silgan Holdings, Inc.	12,343	648,008
Sonoco Products Co.	31,260	1,707,734
		21,309,605
DISTRIBUTORS — 1.3%
Genuine Parts Co.	44,225	6,177,348
LKQ Corp.	84,879	3,388,370
Pool Corp.	3,910	1,473,288
		11,039,006
DIVERSIFIED CONSUMER SERVICES — 0.5%
ADT, Inc.	61,651	445,737
H&R Block, Inc.	44,007	2,796,645
Service Corp. International	18,242	1,439,841
		4,682,223
DIVERSIFIED REITs — 0.4%
WP Carey, Inc. REIT	60,166	3,748,342
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc.	23,666	720,630
ELECTRIC UTILITIES — 5.7%
Alliant Energy Corp.	37,737	2,290,259
American Electric Power Co., Inc.	35,224	3,613,983
Avangrid, Inc.	15,551	556,570
Edison International	43,510	3,789,286
Entergy Corp.	47,547	6,257,661
Evergy, Inc.	71,006	4,403,082
Eversource Energy	31,306	2,130,373
Exelon Corp.	123,895	5,023,942
FirstEnergy Corp.	69,849	3,097,803
IDACORP, Inc.	11,892	1,225,946
NRG Energy, Inc.	15,997	1,457,327
OGE Energy Corp.	63,405	2,600,873
Pinnacle West Capital Corp.	36,221	3,208,818
PPL Corp.	84,565	2,797,410
Xcel Energy, Inc.	90,901	5,935,835
		48,389,168
ELECTRICAL EQUIPMENT — 0.4%
Rockwell Automation, Inc.	13,968	3,749,849
ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes Co.	177,929	6,432,133
Halliburton Co.	112,150	3,257,958
		9,690,091
FINANCIAL SERVICES — 0.4%
MGIC Investment Corp.	85,050	2,177,280
UWM Holdings Corp.	18,155	154,681
Western Union Co.	108,269	1,291,649
		3,623,610
Security Description	Shares	Value
FOOD PRODUCTS — 6.4%
Archer-Daniels-Midland Co.	157,067	$9,383,183
Bunge Global SA	31,952	3,087,841
Campbell Soup Co.	60,886	2,978,543
Conagra Brands, Inc.	138,304	4,497,646
Flowers Foods, Inc.	59,994	1,384,062
General Mills, Inc.	75,800	5,597,830
Hershey Co.	14,879	2,853,495
Hormel Foods Corp.	60,130	1,906,121
Ingredion, Inc.	20,869	2,868,027
J.M. Smucker Co.	32,835	3,976,318
Kellanova	74,162	5,985,615
Kraft Heinz Co.	106,309	3,732,509
McCormick & Co., Inc.	23,014	1,894,052
Tyson Foods, Inc. Class A	74,370	4,429,477
		54,574,719
GAS UTILITIES — 1.0%
Atmos Energy Corp.	36,556	5,070,683
National Fuel Gas Co.	29,129	1,765,509
UGI Corp.	66,966	1,675,489
		8,511,681
GROUND TRANSPORTATION — 0.4%
Knight-Swift Transportation Holdings, Inc.	16,140	870,753
Ryder System, Inc.	13,740	2,003,292
Schneider National, Inc. Class B	14,821	422,991
		3,297,036
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Baxter International, Inc.	69,827	2,651,331
Dentsply Sirona, Inc.	34,735	939,929
		3,591,260
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Cardinal Health, Inc.	77,431	8,557,674
CVS Health Corp.	101,911	6,408,164
Labcorp Holdings, Inc.	12,193	2,724,891
Premier, Inc. Class A (a)	37,571	751,420
Quest Diagnostics, Inc.	17,912	2,780,838
		21,222,987
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	53,561	1,224,940
Omega Healthcare Investors, Inc. REIT	40,044	1,629,791
		2,854,731
HOTEL & RESORT REITs — 0.5%
Host Hotels & Resorts, Inc. REIT	222,255	3,911,688
Park Hotels & Resorts, Inc. REIT	42,942	605,482
		4,517,170
HOTELS, RESTAURANTS & LEISURE — 2.2%
Aramark	59,485	2,303,854
Boyd Gaming Corp.	18,654	1,205,981
Darden Restaurants, Inc.	37,861	6,214,126
Marriott Vacations Worldwide Corp.	11,017	809,529

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Texas Roadhouse, Inc.	8,204	$1,448,827
Travel & Leisure Co.	21,634	996,895
Vail Resorts, Inc.	12,104	2,109,606
Wendy's Co.	54,331	951,879
Wyndham Hotels & Resorts, Inc.	20,771	1,623,046
Wynn Resorts Ltd.	13,605	1,304,447
		18,968,190
HOUSEHOLD DURABLES — 0.4%
Leggett & Platt, Inc.	41,903	570,719
Newell Brands, Inc.	130,812	1,004,636
Whirlpool Corp.	16,737	1,790,859
		3,366,214
HOUSEHOLD PRODUCTS — 1.5%
Clorox Co.	31,255	5,091,752
Kimberly-Clark Corp.	44,300	6,303,004
Reynolds Consumer Products, Inc.	17,118	532,370
Spectrum Brands Holdings, Inc.	5,459	519,369
		12,446,495
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
AES Corp.	108,601	2,178,536
Brookfield Renewable Corp. Class A	26,363	861,016
Clearway Energy, Inc. Class A	10,917	310,807
Clearway Energy, Inc. Class C	25,831	792,495
		4,142,854
INDUSTRIAL REITs — 0.4%
EastGroup Properties, Inc. REIT	6,306	1,178,087
First Industrial Realty Trust, Inc. REIT	27,689	1,550,030
STAG Industrial, Inc. REIT	25,426	993,902
		3,722,019
INSURANCE — 2.9%
American Financial Group, Inc.	14,723	1,981,716
Assured Guaranty Ltd.	16,744	1,331,483
Axis Capital Holdings Ltd.	12,010	956,116
Cincinnati Financial Corp.	48,681	6,626,458
CNA Financial Corp.	5,780	282,873
Everest Group Ltd.	13,307	5,214,082
Fidelity National Financial, Inc.	35,706	2,215,914
First American Financial Corp.	17,955	1,185,210
Old Republic International Corp.	62,346	2,208,295
Unum Group	42,551	2,529,231
		24,531,378
IT SERVICES — 1.4%
Amdocs Ltd.	36,543	3,196,782
Cognizant Technology Solutions Corp. Class A	116,170	8,966,000
		12,162,782
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Brunswick Corp.	21,429	1,796,179
Hasbro, Inc.	20,152	1,457,393
Security Description	Shares	Value
Polaris, Inc.	16,518	$1,374,958
		4,628,530
MACHINERY — 5.0%
AGCO Corp.	13,236	1,295,275
Allison Transmission Holdings, Inc.	20,074	1,928,509
CNH Industrial NV	276,815	3,072,647
Cummins, Inc.	27,800	9,001,362
Donaldson Co., Inc.	20,042	1,477,095
Flowserve Corp.	25,571	1,321,765
Lincoln Electric Holdings, Inc.	9,349	1,795,195
Oshkosh Corp.	18,705	1,874,428
PACCAR, Inc.	94,339	9,309,373
Snap-on, Inc.	16,492	4,777,897
Stanley Black & Decker, Inc.	40,718	4,484,273
Timken Co.	10,414	877,796
Toro Co.	15,185	1,316,995
		42,532,610
MEDIA — 1.8%
Fox Corp. Class A	51,487	2,179,445
Fox Corp. Class B	32,541	1,262,591
Interpublic Group of Cos., Inc.	120,137	3,799,933
Nexstar Media Group, Inc.	9,963	1,647,382
Omnicom Group, Inc.	61,561	6,364,792
Sirius XM Holdings, Inc.	19,279	455,948
		15,710,091
METALS & MINING — 0.7%
Reliance, Inc.	10,326	2,986,383
Steel Dynamics, Inc.	25,529	3,218,696
		6,205,079
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
Rithm Capital Corp. REIT	153,600	1,743,360
Starwood Property Trust, Inc. REIT	41,407	843,875
		2,587,235
MULTI-UTILITIES — 4.3%
Ameren Corp.	46,873	4,099,513
CenterPoint Energy, Inc.	108,446	3,190,481
CMS Energy Corp.	41,676	2,943,576
Consolidated Edison, Inc.	36,657	3,817,093
Dominion Energy, Inc.	82,398	4,761,780
DTE Energy Co.	20,376	2,616,482
NiSource, Inc.	88,281	3,058,937
Public Service Enterprise Group, Inc.	46,664	4,162,896
Sempra	44,382	3,711,667
WEC Energy Group, Inc.	47,179	4,537,676
		36,900,101
OFFICE REITs — 0.5%
BXP, Inc. REIT	14,119	1,136,015
Cousins Properties, Inc. REIT	15,716	463,308
Highwoods Properties, Inc. REIT	32,918	1,103,082

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Kilroy Realty Corp. REIT	30,018	$1,161,696
		3,864,101
OIL, GAS & CONSUMABLE FUELS — 6.8%
Antero Midstream Corp.	108,420	1,631,721
APA Corp.	115,435	2,823,540
Chesapeake Energy Corp.	41,879	3,444,548
Chord Energy Corp.	19,718	2,567,875
Civitas Resources, Inc.	31,864	1,614,549
Coterra Energy, Inc.	235,944	5,650,859
Devon Energy Corp.	200,047	7,825,839
Diamondback Energy, Inc.	56,635	9,763,874
DT Midstream, Inc.	30,945	2,434,134
EOG Resources, Inc.	71,269	8,761,098
HF Sinclair Corp.	51,372	2,289,650
Marathon Oil Corp.	133,877	3,565,145
Valero Energy Corp.	34,649	4,678,654
Viper Energy, Inc.	29,167	1,315,723
		58,367,209
PERSONAL CARE PRODUCTS — 0.9%
Kenvue, Inc.	327,867	7,583,564
PHARMACEUTICALS — 3.6%
Bristol-Myers Squibb Co.	387,534	20,051,009
Organon & Co.	81,644	1,561,850
Perrigo Co. PLC	43,411	1,138,671
Royalty Pharma PLC Class A	124,822	3,531,214
Viatris, Inc.	378,367	4,392,841
		30,675,585
PROFESSIONAL SERVICES — 1.3%
Genpact Ltd.	55,993	2,195,486
ManpowerGroup, Inc.	15,115	1,111,255
Paychex, Inc.	39,512	5,302,115
Robert Half, Inc.	32,586	2,196,622
		10,805,478
RESIDENTIAL REITs — 2.0%
AvalonBay Communities, Inc. REIT	11,833	2,665,383
Camden Property Trust REIT	20,030	2,474,306
Equity LifeStyle Properties, Inc. REIT	27,653	1,972,765
Equity Residential REIT	37,946	2,825,459
Essex Property Trust, Inc. REIT	5,170	1,527,321
Mid-America Apartment Communities, Inc. REIT	22,090	3,510,101
UDR, Inc. REIT	53,770	2,437,932
		17,413,267
RETAIL REITs — 2.1%
Agree Realty Corp. REIT	10,914	822,152
Brixmor Property Group, Inc. REIT	76,787	2,139,286
Federal Realty Investment Trust REIT	9,972	1,146,481
Kimco Realty Corp. REIT	124,470	2,890,193
NNN REIT, Inc.	57,730	2,799,328
Regency Centers Corp. REIT	22,179	1,601,989
Security Description	Shares	Value
Simon Property Group, Inc. REIT	40,415	$6,830,943
		18,230,372
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Amkor Technology, Inc.	18,850	576,810
Skyworks Solutions, Inc.	51,084	5,045,567
		5,622,377
SOFTWARE — 0.4%
Dolby Laboratories, Inc. Class A	12,232	936,115
Gen Digital, Inc.	98,184	2,693,187
		3,629,302
SPECIALIZED REITs — 4.1%
CubeSmart REIT	71,356	3,841,094
EPR Properties REIT	23,566	1,155,677
Gaming & Leisure Properties, Inc. REIT	83,041	4,272,460
Lamar Advertising Co. Class A REIT	27,774	3,710,606
National Storage Affiliates Trust REIT	22,972	1,107,250
Public Storage REIT	21,483	7,817,019
Rayonier, Inc. REIT	43,368	1,395,582
VICI Properties, Inc. REIT	264,405	8,807,331
Weyerhaeuser Co. REIT	80,648	2,730,741
		34,837,760
SPECIALTY RETAIL — 2.0%
Advance Auto Parts, Inc.	13,252	516,695
Bath & Body Works, Inc.	36,590	1,167,953
Best Buy Co., Inc.	68,552	7,081,421
Dick's Sporting Goods, Inc.	18,144	3,786,653
Gap, Inc.	64,085	1,413,074
Penske Automotive Group, Inc.	5,340	867,323
Williams-Sonoma, Inc.	17,229	2,669,117
		17,502,236
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Hewlett Packard Enterprise Co.	412,551	8,440,793
HP, Inc.	167,677	6,014,574
NetApp, Inc.	34,986	4,321,121
		18,776,488
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Carter's, Inc.	11,292	733,754
Columbia Sportswear Co.	10,505	873,911
Ralph Lauren Corp.	12,279	2,380,530
Tapestry, Inc.	73,066	3,432,640
VF Corp. (a)	111,582	2,226,061
		9,646,896
TOBACCO — 1.4%
Altria Group, Inc.	236,590	12,075,554
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Air Lease Corp.	24,758	1,121,290
MSC Industrial Direct Co., Inc. Class A	14,516	1,249,247

See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Watsco, Inc.	5,725	$2,816,013
		5,186,550
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	38,911	1,500,797
TOTAL COMMON STOCKS (Cost $768,744,782)		852,117,058
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	1,901,149	1,901,149
State Street Navigator Securities Lending Portfolio II (e) (f)	4,595,023	4,595,023
TOTAL SHORT-TERM INVESTMENTS (Cost $6,496,172)		6,496,172
TOTAL INVESTMENTS — 100.3% (Cost $775,240,954)		858,613,230
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(2,954,458)
NET ASSETS — 100.0%		$855,658,772

(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	8	12/20/2024	$2,269,783	$2,325,700	$55,917

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$852,117,058	$—	$—	$852,117,058
Short-Term Investments	6,496,172	—	—	6,496,172
TOTAL INVESTMENTS	$858,613,230	$—	$—	$858,613,230
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$55,917	$—	$—	$55,917
TOTAL OTHER FINANCIAL INSTRUMENTS:	$55,917	$—	$—	$55,917
See accompanying notes to Schedule of Investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$4,945,805	$4,945,805	$—	$—	—	$—	$17,287
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	8,823,517	6,922,368	—	—	1,901,149	1,901,149	5,825
State Street Navigator Securities Lending Portfolio II	652,751	652,751	12,772,822	8,830,550	—	—	4,595,023	4,595,023	125,320
Total		$652,751	$26,542,144	$20,698,723	$—	$—		$6,496,172	$148,432
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.4%
AAR Corp. (a)	82	$5,360
AeroVironment, Inc. (a)	92	18,446
Axon Enterprise, Inc. (a)	272	108,691
Boeing Co. (a)	63	9,579
BWX Technologies, Inc.	309	33,588
Curtiss-Wright Corp.	130	42,730
General Dynamics Corp.	703	212,447
Hexcel Corp.	51	3,153
Howmet Aerospace, Inc.	1,428	143,157
Huntington Ingalls Industries, Inc.	56	14,805
L3Harris Technologies, Inc.	436	103,711
Lockheed Martin Corp.	258	150,817
Mercury Systems, Inc. (a)	61	2,257
Moog, Inc. Class A	101	20,404
Northrop Grumman Corp.	106	55,975
RTX Corp.	2,767	335,250
Textron, Inc.	313	27,726
TransDigm Group, Inc.	203	289,707
Triumph Group, Inc. (a)	7	90
Woodward, Inc.	218	37,389
		1,615,282
AIR FREIGHT & LOGISTICS — 0.1%
CH Robinson Worldwide, Inc.	44	4,856
Expeditors International of Washington, Inc.	108	14,191
FedEx Corp.	421	115,219
Forward Air Corp. (b)	43	1,522
GXO Logistics, Inc. (a)	13	677
Hub Group, Inc. Class A	34	1,546
United Parcel Service, Inc. Class B	87	11,862
		149,873
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	47	2,125
Allegiant Travel Co.	5	275
American Airlines Group, Inc. (a) (b)	72	809
Delta Air Lines, Inc.	636	32,302
JetBlue Airways Corp. (a)	117	768
SkyWest, Inc. (a)	163	13,858
Southwest Airlines Co. (b)	196	5,808
United Airlines Holdings, Inc. (a)	108	6,163
		62,108
AUTO COMPONENTS — 0.0% (c)
Adient PLC (a)	10	226
American Axle & Manufacturing Holdings, Inc. (a)	69	426
Aptiv PLC (a)	34	2,448
Autoliv, Inc.	126	11,765
BorgWarner, Inc.	82	2,976
Dana, Inc.	15	158
Dorman Products, Inc. (a)	3	339
Fox Factory Holding Corp. (a)	4	166
Gentex Corp.	228	6,769
Security Description	Shares	Value
Gentherm, Inc. (a)	53	$2,467
Goodyear Tire & Rubber Co. (a)	31	274
LCI Industries	3	362
Lear Corp.	6	655
Patrick Industries, Inc.	53	7,546
Phinia, Inc.	155	7,135
Standard Motor Products, Inc.	41	1,361
Visteon Corp. (a)	3	286
XPEL, Inc. (a)	2	87
		45,446
AUTOMOBILES — 0.2%
Ford Motor Co.	3,006	31,744
General Motors Co.	2,573	115,373
Harley-Davidson, Inc.	40	1,541
Tesla, Inc. (a)	304	79,536
Thor Industries, Inc. (b)	6	659
Winnebago Industries, Inc.	3	174
		229,027
BANKS — 4.3%
Ameris Bancorp	135	8,423
Associated Banc-Corp.	334	7,194
Atlantic Union Bankshares Corp.	108	4,068
Axos Financial, Inc. (a)	88	5,533
Banc of California, Inc.	76	1,119
BancFirst Corp.	5	526
Bancorp, Inc. (a)	40	2,140
Bank of America Corp.	16,924	671,544
Bank of Hawaii Corp.	39	2,448
Bank of New York Mellon Corp.	2,172	156,080
Bank OZK	57	2,450
BankUnited, Inc.	74	2,697
Banner Corp.	3	179
Berkshire Hills Bancorp, Inc.	5	135
Brookline Bancorp, Inc.	29	293
Cadence Bank	380	12,103
Capitol Federal Financial, Inc.	53	310
Cathay General Bancorp	60	2,577
Central Pacific Financial Corp.	107	3,158
Citigroup, Inc.	6,475	405,335
Citizens Financial Group, Inc.	934	38,359
City Holding Co.	21	2,465
Columbia Banking System, Inc.	71	1,854
Comerica, Inc.	134	8,028
Commerce Bancshares, Inc.	220	13,068
Community Financial System, Inc.	36	2,091
Cullen/Frost Bankers, Inc.	65	7,271
Customers Bancorp, Inc. (a)	53	2,462
CVB Financial Corp.	73	1,301
Dime Community Bancshares, Inc.	19	547
Eagle Bancorp, Inc.	56	1,264
East West Bancorp, Inc.	289	23,912
FB Financial Corp.	71	3,332
Fifth Third Bancorp	1,723	73,813
First BanCorp	452	9,569
First Bancorp/Southern Pines NC	4	166

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
First Commonwealth Financial Corp.	61	$1,046
First Financial Bancorp	104	2,624
First Financial Bankshares, Inc.	71	2,628
First Hawaiian, Inc.	142	3,287
First Horizon Corp.	1,138	17,673
FNB Corp.	591	8,339
Fulton Financial Corp.	484	8,775
Glacier Bancorp, Inc.	224	10,237
Goldman Sachs Group, Inc.	792	392,127
Hancock Whitney Corp.	142	7,266
Hanmi Financial Corp.	16	298
Heritage Financial Corp.	3	65
Hilltop Holdings, Inc.	61	1,962
Home BancShares, Inc.	184	4,985
Hope Bancorp, Inc.	12	151
Huntington Bancshares, Inc.	2,698	39,661
Independent Bank Corp.	32	1,892
Independent Bank Group, Inc.	36	2,076
International Bancshares Corp.	145	8,670
JPMorgan Chase & Co.	7,133	1,504,064
KeyCorp	2,168	36,314
Lakeland Financial Corp.	12	781
M&T Bank Corp.	294	52,367
Morgan Stanley	1,782	185,756
National Bank Holdings Corp. Class A	87	3,663
NBT Bancorp, Inc.	78	3,450
New York Community Bancorp, Inc. (b)	29	326
Northern Trust Corp.	291	26,199
Northwest Bancshares, Inc.	13	174
OFG Bancorp	89	3,998
Old National Bancorp	311	5,803
Pacific Premier Bancorp, Inc.	10	252
Park National Corp.	36	6,047
Pathward Financial, Inc.	54	3,565
Pinnacle Financial Partners, Inc.	92	9,013
PNC Financial Services Group, Inc.	827	152,871
Preferred Bank	38	3,050
Prosperity Bancshares, Inc.	74	5,333
Provident Financial Services, Inc.	7	130
Regions Financial Corp.	903	21,067
Renasant Corp.	6	195
S&T Bancorp, Inc.	100	4,197
Seacoast Banking Corp. of Florida	8	213
ServisFirst Bancshares, Inc.	76	6,114
Simmons First National Corp. Class A	69	1,486
Southside Bancshares, Inc.	3	100
SouthState Corp.	58	5,636
State Street Corp. (d)	297	26,276
Stellar Bancorp, Inc.	5	129
Synovus Financial Corp.	338	15,031
Texas Capital Bancshares, Inc. (a)	26	1,858
Tompkins Financial Corp.	19	1,098
Triumph Financial, Inc. (a)	45	3,579
Security Description	Shares	Value
Truist Financial Corp.	2,986	$127,711
TrustCo Bank Corp.	42	1,389
Trustmark Corp.	63	2,005
U.S. Bancorp	1,538	70,333
UMB Financial Corp.	91	9,565
United Bankshares, Inc.	135	5,008
United Community Banks, Inc.	12	349
Valley National Bancorp	153	1,386
Veritex Holdings, Inc.	111	2,922
WaFd, Inc.	54	1,882
Webster Financial Corp.	94	4,381
Wells Fargo & Co.	9,275	523,945
Westamerica BanCorp	8	395
Wintrust Financial Corp.	129	14,000
WSFS Financial Corp.	86	4,385
Zions Bancorp NA	306	14,449
		4,865,816
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	5	1,446
Brown-Forman Corp. Class B	65	3,198
Celsius Holdings, Inc. (a)	310	9,721
Coca-Cola Co.	4,670	335,586
Coca-Cola Consolidated, Inc.	22	28,961
Constellation Brands, Inc. Class A	88	22,677
Keurig Dr. Pepper, Inc.	800	29,984
MGP Ingredients, Inc.	21	1,748
Molson Coors Beverage Co. Class B	19	1,093
Monster Beverage Corp. (a)	233	12,156
National Beverage Corp.	12	563
PepsiCo, Inc.	753	128,048
		575,181
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	3,658	722,382
Alkermes PLC (a)	55	1,539
Amgen, Inc.	1,704	549,046
Arcus Biosciences, Inc. (a)	5	76
Arrowhead Pharmaceuticals, Inc. (a)	11	213
Biogen, Inc. (a)	48	9,304
BioMarin Pharmaceutical, Inc. (a)	104	7,310
Catalyst Pharmaceuticals, Inc. (a)	39	775
Cytokinetics, Inc. (a)	445	23,496
Dynavax Technologies Corp. (a)	14	156
Exelixis, Inc. (a)	542	14,065
Gilead Sciences, Inc.	682	57,179
Halozyme Therapeutics, Inc. (a)	263	15,054
Incyte Corp. (a)	19	1,256
Ironwood Pharmaceuticals, Inc. (a)	87	358
Krystal Biotech, Inc. (a)	84	15,291
Moderna, Inc. (a)	256	17,109
Myriad Genetics, Inc. (a)	50	1,370
Neurocrine Biosciences, Inc. (a)	267	30,764
Regeneron Pharmaceuticals, Inc. (a)	360	378,446
REGENXBIO, Inc. (a)	4	42

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Roivant Sciences Ltd. (a)	168	$1,939
Sarepta Therapeutics, Inc. (a)	342	42,712
United Therapeutics Corp. (a)	122	43,719
Vericel Corp. (a)	113	4,774
Vertex Pharmaceuticals, Inc. (a)	707	328,812
Vir Biotechnology, Inc. (a)	9	67
Xencor, Inc. (a)	18	362
		2,267,616
BROADLINE RETAIL — 5.3%
Amazon.com, Inc. (a)	31,563	5,881,134
eBay, Inc.	1,119	72,858
Etsy, Inc. (a)	46	2,554
Kohl's Corp.	37	781
Macy's, Inc.	616	9,665
Nordstrom, Inc.	74	1,664
Ollie's Bargain Outlet Holdings, Inc. (a)	181	17,593
		5,986,249
BUILDING PRODUCTS — 0.8%
A.O. Smith Corp.	225	20,212
AAON, Inc.	154	16,607
Advanced Drainage Systems, Inc.	186	29,232
Allegion PLC	86	12,534
American Woodmark Corp. (a)	19	1,776
Apogee Enterprises, Inc.	86	6,021
Armstrong World Industries, Inc.	159	20,897
AZZ, Inc.	108	8,922
Builders FirstSource, Inc. (a)	66	12,795
Carlisle Cos., Inc.	166	74,658
Carrier Global Corp.	1,009	81,214
Fortune Brands Innovations, Inc.	69	6,178
Gibraltar Industries, Inc. (a)	44	3,077
Griffon Corp.	155	10,850
Hayward Holdings, Inc. (a)	131	2,010
Insteel Industries, Inc.	35	1,088
Johnson Controls International PLC	516	40,047
Lennox International, Inc.	116	70,098
Masco Corp.	362	30,386
Masterbrand, Inc. (a)	380	7,045
Owens Corning	199	35,127
Quanex Building Products Corp.	58	1,609
Resideo Technologies, Inc. (a)	144	2,900
Simpson Manufacturing Co., Inc.	51	9,755
Trane Technologies PLC	861	334,697
Trex Co., Inc. (a)	131	8,722
UFP Industries, Inc.	101	13,252
		861,709
CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc.	51	9,068
Ameriprise Financial, Inc.	228	107,117
Artisan Partners Asset Management, Inc. Class A	84	3,639
BGC Group, Inc. Class A	1,598	14,670
BlackRock, Inc.	198	188,003
Security Description	Shares	Value
Blackstone, Inc.	1,487	$227,704
Brightsphere Investment Group, Inc.	3	76
Carlyle Group, Inc.	449	19,334
Cboe Global Markets, Inc.	241	49,374
Charles Schwab Corp.	2,779	180,107
CME Group, Inc.	355	78,331
Donnelley Financial Solutions, Inc. (a)	78	5,135
Evercore, Inc. Class A	143	36,228
FactSet Research Systems, Inc.	20	9,197
Federated Hermes, Inc.	43	1,581
Franklin Resources, Inc.	33	665
Houlihan Lokey, Inc.	164	25,915
Interactive Brokers Group, Inc. Class A	341	47,522
Intercontinental Exchange, Inc.	1,194	191,804
Invesco Ltd.	246	4,320
Janus Henderson Group PLC	292	11,116
Jefferies Financial Group, Inc.	539	33,175
KKR & Co., Inc.	2,551	333,110
MarketAxess Holdings, Inc.	4	1,025
Moelis & Co. Class A	162	11,099
Moody's Corp.	326	154,716
Morningstar, Inc.	65	20,743
MSCI, Inc.	26	15,156
Nasdaq, Inc.	949	69,286
Piper Sandler Cos.	50	14,190
PJT Partners, Inc. Class A	57	7,600
Raymond James Financial, Inc.	348	42,616
S&P Global, Inc.	596	307,905
SEI Investments Co.	98	6,781
StepStone Group, Inc. Class A	239	13,582
Stifel Financial Corp.	252	23,663
StoneX Group, Inc. (a)	32	2,620
T. Rowe Price Group, Inc.	171	18,627
Virtu Financial, Inc. Class A	188	5,726
Virtus Investment Partners, Inc.	4	838
WisdomTree, Inc. (b)	48	480
		2,293,844
CHEMICALS — 1.0%
AdvanSix, Inc.	33	1,003
Air Products & Chemicals, Inc.	73	21,735
Albemarle Corp.	12	1,137
Arcadium Lithium PLC (a)	53	151
Ashland, Inc.	33	2,870
Avient Corp.	120	6,038
Axalta Coating Systems Ltd. (a)	290	10,495
Balchem Corp.	61	10,736
Cabot Corp.	138	15,424
Celanese Corp.	143	19,442
CF Industries Holdings, Inc.	100	8,580
Chemours Co.	51	1,036
Corteva, Inc.	381	22,399
Dow, Inc.	539	29,446
DuPont de Nemours, Inc.	412	36,713
Eastman Chemical Co.	236	26,420

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Ecolab, Inc.	695	$177,454
FMC Corp.	13	857
Hawkins, Inc.	88	11,217
HB Fuller Co.	70	5,557
Ingevity Corp. (a)	11	429
Innospec, Inc.	41	4,637
International Flavors & Fragrances, Inc.	531	55,718
Koppers Holdings, Inc.	16	584
Linde PLC	895	426,790
LyondellBasell Industries NV Class A	254	24,359
Mativ Holdings, Inc.	33	561
Minerals Technologies, Inc.	70	5,406
Mosaic Co.	43	1,152
NewMarket Corp.	14	7,726
Olin Corp.	39	1,871
PPG Industries, Inc.	78	10,332
Quaker Chemical Corp.	16	2,696
RPM International, Inc.	127	15,367
Scotts Miracle-Gro Co.	34	2,948
Sensient Technologies Corp.	47	3,770
Sherwin-Williams Co.	332	126,714
Stepan Co.	7	541
Westlake Corp.	47	7,064
		1,107,375
COMMERCIAL SERVICES & SUPPLIES — 0.8%
ABM Industries, Inc.	91	4,801
Brady Corp. Class A	91	6,973
Brink's Co.	139	16,074
Cintas Corp.	1,158	238,409
Clean Harbors, Inc. (a)	144	34,806
Copart, Inc. (a)	2,012	105,429
CoreCivic, Inc. (a)	470	5,946
Deluxe Corp.	13	253
Enviri Corp. (a)	33	341
GEO Group, Inc. (a)	502	6,451
Healthcare Services Group, Inc. (a)	104	1,162
HNI Corp.	164	8,830
Interface, Inc.	68	1,290
Liquidity Services, Inc. (a)	34	775
Matthews International Corp. Class A	33	766
MillerKnoll, Inc.	232	5,744
MSA Safety, Inc.	69	12,237
OPENLANE, Inc. (a)	64	1,080
Pitney Bowes, Inc.	17	121
RB Global, Inc.	383	30,828
Republic Services, Inc.	504	101,223
Rollins, Inc.	645	32,624
Stericycle, Inc. (a)	295	17,995
Tetra Tech, Inc.	615	29,003
UniFirst Corp.	2	397
Veralto Corp.	512	57,272
Vestis Corp.	12	179
Viad Corp. (a)	36	1,290
Security Description	Shares	Value
Waste Management, Inc.	999	$207,393
		929,692
COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	1,029	394,951
Calix, Inc. (a)	38	1,474
Ciena Corp. (a)	189	11,640
Cisco Systems, Inc.	2,217	117,989
Digi International, Inc. (a)	4	110
Extreme Networks, Inc. (a)	14	210
F5, Inc. (a)	84	18,497
Harmonic, Inc. (a)	12	175
Juniper Networks, Inc.	961	37,460
Lumentum Holdings, Inc. (a)	8	507
Motorola Solutions, Inc.	530	238,304
NetScout Systems, Inc. (a)	92	2,001
Viasat, Inc. (a)	8	96
Viavi Solutions, Inc. (a)	108	974
		824,388
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	154	15,904
Arcosa, Inc.	70	6,633
Comfort Systems USA, Inc.	136	53,088
Dycom Industries, Inc. (a)	105	20,696
EMCOR Group, Inc.	180	77,495
Fluor Corp. (a)	542	25,859
Granite Construction, Inc. (b)	108	8,562
MasTec, Inc. (a)	34	4,185
MDU Resources Group, Inc.	454	12,444
MYR Group, Inc. (a)	28	2,863
Quanta Services, Inc.	336	100,178
Valmont Industries, Inc.	2	580
		328,487
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	72	20,711
Knife River Corp. (a)	216	19,308
Martin Marietta Materials, Inc.	142	76,431
Vulcan Materials Co.	246	61,606
		178,056
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	749	26,657
American Express Co.	1,775	481,380
Bread Financial Holdings, Inc.	82	3,902
Capital One Financial Corp.	795	119,035
Discover Financial Services	576	80,807
Encore Capital Group, Inc. (a)	11	520
Enova International, Inc. (a)	49	4,106
FirstCash Holdings, Inc.	58	6,658
Green Dot Corp. Class A (a)	6	70
Navient Corp.	105	1,637
PRA Group, Inc. (a)	39	872
PROG Holdings, Inc.	14	679
SLM Corp.	601	13,745

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Synchrony Financial	1,363	$67,986
		808,054
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.3%
Andersons, Inc.	32	1,604
BJ's Wholesale Club Holdings, Inc. (a)	364	30,023
Casey's General Stores, Inc.	134	50,345
Chefs' Warehouse, Inc. (a)	4	168
Costco Wholesale Corp.	1,595	1,413,999
Dollar General Corp.	21	1,776
Dollar Tree, Inc. (a)	21	1,477
Grocery Outlet Holding Corp. (a)	53	930
Kroger Co.	660	37,818
Performance Food Group Co. (a)	256	20,063
PriceSmart, Inc.	33	3,029
SpartanNash Co.	4	90
Sprouts Farmers Market, Inc. (a)	384	42,397
Sysco Corp.	273	21,310
Target Corp.	760	118,454
U.S. Foods Holding Corp. (a)	521	32,042
United Natural Foods, Inc. (a)	120	2,018
Walgreens Boots Alliance, Inc.	90	806
Walmart, Inc.	10,889	879,287
		2,657,636
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	1,108	12,554
AptarGroup, Inc.	132	21,145
Avery Dennison Corp.	168	37,088
Ball Corp.	306	20,780
Berry Global Group, Inc.	62	4,215
Crown Holdings, Inc.	13	1,246
Graphic Packaging Holding Co.	541	16,008
Greif, Inc. Class A	13	815
International Paper Co.	692	33,804
Myers Industries, Inc.	11	152
O-I Glass, Inc. (a)	53	695
Packaging Corp. of America	205	44,157
Sealed Air Corp.	14	508
Silgan Holdings, Inc.	70	3,675
Smurfit WestRock PLC	1,775	87,721
Sonoco Products Co.	55	3,005
		287,568
DISTRIBUTORS — 0.0% (c)
Genuine Parts Co.	48	6,705
LKQ Corp.	65	2,595
Pool Corp.	4	1,507
		10,807
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	159	12,001
Duolingo, Inc. (a)	109	30,740
Frontdoor, Inc. (a)	43	2,064
Graham Holdings Co. Class B	7	5,752
Grand Canyon Education, Inc. (a)	62	8,795
H&R Block, Inc.	478	30,377
Security Description	Shares	Value
Perdoceo Education Corp.	101	$2,246
Service Corp. International	192	15,155
Strategic Education, Inc.	34	3,147
Stride, Inc. (a)	153	13,052
		123,329
DIVERSIFIED REITs — 0.0% (c)
Alexander & Baldwin, Inc. REIT	100	1,920
American Assets Trust, Inc. REIT	5	134
Armada Hoffler Properties, Inc. REIT	62	672
Essential Properties Realty Trust, Inc. REIT	236	8,059
Global Net Lease, Inc. REIT	141	1,187
		11,972
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	24,228	533,016
Cogent Communications Holdings, Inc.	29	2,202
Consolidated Communications Holdings, Inc. (a)	103	478
Frontier Communications Parent, Inc. (a)	759	26,967
Iridium Communications, Inc.	78	2,375
Lumen Technologies, Inc. (a)	111	788
Shenandoah Telecommunications Co.	103	1,453
Verizon Communications, Inc.	10,602	476,136
		1,043,415
ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	78	5,007
Alliant Energy Corp.	153	9,286
American Electric Power Co., Inc.	751	77,053
Constellation Energy Corp.	1,261	327,885
Duke Energy Corp.	1,268	146,200
Edison International	379	33,007
Entergy Corp.	304	40,009
Evergy, Inc.	80	4,961
Eversource Energy	41	2,790
Exelon Corp.	341	13,828
FirstEnergy Corp.	510	22,619
IDACORP, Inc.	44	4,536
NextEra Energy, Inc.	1,575	133,135
NRG Energy, Inc.	845	76,979
OGE Energy Corp.	169	6,932
Otter Tail Corp. (b)	69	5,393
PG&E Corp.	1,638	32,383
Pinnacle West Capital Corp.	68	6,024
Portland General Electric Co.	86	4,119
PPL Corp.	727	24,049
Southern Co.	1,796	161,963
TXNM Energy, Inc.	31	1,357
Xcel Energy, Inc.	182	11,885
		1,151,400

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	117	$32,221
AMETEK, Inc.	228	39,150
Eaton Corp. PLC	1,432	474,622
Emerson Electric Co.	1,315	143,822
EnerSys	23	2,347
GE Vernova, Inc. (a)	690	175,936
Generac Holdings, Inc. (a)	20	3,178
NEXTracker, Inc. Class A (a)	201	7,533
nVent Electric PLC	600	42,156
Powell Industries, Inc.	38	8,436
Regal Rexnord Corp.	21	3,483
Rockwell Automation, Inc.	38	10,201
Sensata Technologies Holding PLC	15	538
Sunrun, Inc. (a)	32	578
Vicor Corp. (a)	7	295
		944,496
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Advanced Energy Industries, Inc.	12	1,263
Amphenol Corp. Class A	4,332	282,273
Arlo Technologies, Inc. (a)	256	3,100
Arrow Electronics, Inc. (a)	17	2,258
Avnet, Inc.	129	7,006
Badger Meter, Inc.	54	11,794
Belden, Inc.	31	3,631
Benchmark Electronics, Inc.	58	2,571
CDW Corp.	279	63,138
Cognex Corp.	18	729
Coherent Corp. (a)	551	48,989
Corning, Inc.	1,604	72,421
Crane NXT Co. (b)	48	2,693
CTS Corp.	21	1,016
ePlus, Inc. (a)	67	6,589
Fabrinet (a)	149	35,230
Hubbell, Inc.	111	47,547
Insight Enterprises, Inc. (a)	82	17,662
IPG Photonics Corp. (a)	21	1,561
Itron, Inc. (a)	122	13,031
Jabil, Inc.	92	11,024
Keysight Technologies, Inc. (a)	57	9,059
Knowles Corp. (a)	98	1,767
Littelfuse, Inc.	8	2,122
Novanta, Inc. (a)	19	3,399
OSI Systems, Inc. (a)	30	4,555
PC Connection, Inc.	37	2,791
Plexus Corp. (a)	27	3,691
Rogers Corp. (a)	2	226
Sanmina Corp. (a)	98	6,708
ScanSource, Inc. (a)	17	816
TD SYNNEX Corp.	176	21,134
TE Connectivity PLC	369	55,715
Teledyne Technologies, Inc. (a)	37	16,193
Trimble, Inc. (a)	240	14,902
TTM Technologies, Inc. (a)	92	1,679
Vishay Intertechnology, Inc.	13	246
Security Description	Shares	Value
Vontier Corp.	403	$13,597
Zebra Technologies Corp. Class A (a)	40	14,813
		808,939
ENERGY EQUIPMENT & SERVICES — 0.1%
Archrock, Inc.	596	12,063
Baker Hughes Co.	765	27,655
Bristow Group, Inc. (a)	7	243
ChampionX Corp.	104	3,136
Core Laboratories, Inc.	5	93
Halliburton Co.	290	8,424
Helix Energy Solutions Group, Inc. (a)	432	4,795
Helmerich & Payne, Inc.	33	1,004
Innovex International, Inc. (a)	4	59
Liberty Energy, Inc.	381	7,273
Nabors Industries Ltd. (a)	3	193
NOV, Inc.	217	3,465
Oceaneering International, Inc. (a)	103	2,562
Patterson-UTI Energy, Inc.	34	260
ProPetro Holding Corp. (a)	10	77
RPC, Inc. (b)	8	51
Schlumberger NV	469	19,674
Tidewater, Inc. (a)	176	12,635
Valaris Ltd. (a)	34	1,895
Weatherford International PLC	264	22,419
		127,976
ENTERTAINMENT — 1.3%
Cinemark Holdings, Inc. (a)	231	6,431
Electronic Arts, Inc.	236	33,852
Live Nation Entertainment, Inc. (a)	172	18,832
Madison Square Garden Sports Corp. (a)	15	3,124
Netflix, Inc. (a)	1,544	1,095,113
Take-Two Interactive Software, Inc. (a)	156	23,979
TKO Group Holdings, Inc. (a)	71	8,784
Walt Disney Co.	2,965	285,203
Warner Bros Discovery, Inc. (a)	253	2,087
		1,477,405
FINANCIAL SERVICES — 3.1%
Berkshire Hathaway, Inc. Class B (a)	3,394	1,562,122
Corpay, Inc. (a)	85	26,585
Equitable Holdings, Inc.	1,144	48,082
Essent Group Ltd.	222	14,272
Euronet Worldwide, Inc. (a)	42	4,168
EVERTEC, Inc.	23	780
Fidelity National Information Services, Inc.	1,379	115,491
Fiserv, Inc. (a)	1,192	214,143
Global Payments, Inc.	84	8,603
Jack Henry & Associates, Inc.	56	9,886
Jackson Financial, Inc. Class A	293	26,730
Mastercard, Inc. Class A	1,349	666,136

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MGIC Investment Corp.	730	$18,688
Mr. Cooper Group, Inc. (a)	220	20,280
NCR Atleos Corp. (a)	85	2,425
NMI Holdings, Inc. (a)	187	7,703
Payoneer Global, Inc. (a)	224	1,687
PayPal Holdings, Inc. (a)	139	10,846
Radian Group, Inc.	357	12,384
Visa, Inc. Class A	2,731	750,889
Voya Financial, Inc.	78	6,179
Walker & Dunlop, Inc.	55	6,248
Western Union Co.	482	5,750
WEX, Inc. (a)	23	4,824
		3,544,901
FOOD PRODUCTS — 0.2%
Archer-Daniels-Midland Co.	61	3,644
B&G Foods, Inc.	182	1,616
Bunge Global SA	108	10,437
Cal-Maine Foods, Inc.	129	9,654
Campbell Soup Co.	194	9,490
Conagra Brands, Inc.	54	1,756
Darling Ingredients, Inc. (a)	17	632
Flowers Foods, Inc.	20	461
Fresh Del Monte Produce, Inc.	39	1,152
General Mills, Inc.	185	13,662
Hain Celestial Group, Inc. (a)	37	319
Hershey Co.	15	2,877
Hormel Foods Corp.	32	1,014
Ingredion, Inc.	64	8,796
J&J Snack Foods Corp.	6	1,033
J.M. Smucker Co.	11	1,332
John B Sanfilippo & Son, Inc.	10	943
Kellanova	97	7,829
Kraft Heinz Co.	489	17,169
Lamb Weston Holdings, Inc.	51	3,302
Lancaster Colony Corp.	15	2,649
McCormick & Co., Inc.	32	2,634
Mondelez International, Inc. Class A	437	32,194
Pilgrim's Pride Corp. (a) (b)	135	6,217
Post Holdings, Inc. (a)	89	10,302
Simply Good Foods Co. (a)	55	1,912
Tootsie Roll Industries, Inc.	2	62
TreeHouse Foods, Inc. (a)	34	1,427
Tyson Foods, Inc. Class A	345	20,548
WK Kellogg Co. (b)	54	924
		175,987
GAS UTILITIES — 0.0% (c)
Atmos Energy Corp.	116	16,090
Chesapeake Utilities Corp.	9	1,118
National Fuel Gas Co.	55	3,334
New Jersey Resources Corp.	86	4,059
Northwest Natural Holding Co.	11	449
ONE Gas, Inc.	48	3,572
Southwest Gas Holdings, Inc.	99	7,302
Spire, Inc.	35	2,355
Security Description	Shares	Value
UGI Corp.	32	$801
		39,080
GROUND TRANSPORTATION — 0.8%
ArcBest Corp.	13	1,410
Avis Budget Group, Inc. (b)	2	175
CSX Corp.	1,927	66,539
Heartland Express, Inc.	35	430
JB Hunt Transport Services, Inc.	9	1,551
Knight-Swift Transportation Holdings, Inc.	53	2,860
Landstar System, Inc.	24	4,533
Marten Transport Ltd.	93	1,646
Norfolk Southern Corp.	124	30,814
Old Dominion Freight Line, Inc.	58	11,521
RXO, Inc. (a)	284	7,952
Ryder System, Inc.	114	16,621
Saia, Inc. (a)	44	19,240
Uber Technologies, Inc. (a)	7,551	567,533
Union Pacific Corp.	467	115,106
Werner Enterprises, Inc.	7	270
XPO, Inc. (a)	420	45,154
		893,355
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	952	108,538
Align Technology, Inc. (a)	7	1,780
Artivion, Inc. (a)	4	106
Avanos Medical, Inc. (a)	5	120
Baxter International, Inc.	56	2,126
Becton Dickinson & Co.	101	24,351
Boston Scientific Corp. (a)	5,313	445,229
CONMED Corp.	3	216
Cooper Cos., Inc. (a)	65	7,172
Dentsply Sirona, Inc.	23	622
Dexcom, Inc. (a)	218	14,615
Edwards Lifesciences Corp. (a)	1,122	74,041
Embecta Corp.	18	254
Enovis Corp. (a)	15	646
Envista Holdings Corp. (a)	59	1,166
GE HealthCare Technologies, Inc.	348	32,660
Glaukos Corp. (a)	196	25,535
Globus Medical, Inc. Class A (a)	210	15,023
Haemonetics Corp. (a)	25	2,009
Hologic, Inc. (a)	85	6,924
ICU Medical, Inc. (a)	6	1,093
IDEXX Laboratories, Inc. (a)	28	14,146
Inari Medical, Inc. (a)	17	701
Insulet Corp. (a)	7	1,629
Integer Holdings Corp. (a)	89	11,570
Integra LifeSciences Holdings Corp. (a)	7	127
Intuitive Surgical, Inc. (a)	1,121	550,714
Lantheus Holdings, Inc. (a)	57	6,256
LeMaitre Vascular, Inc.	78	7,245
LivaNova PLC (a)	41	2,154
Masimo Corp. (a)	5	667

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Medtronic PLC	699	$62,931
Merit Medical Systems, Inc. (a)	79	7,808
Neogen Corp. (a)	111	1,866
Omnicell, Inc. (a)	19	828
Penumbra, Inc. (a)	5	972
QuidelOrtho Corp. (a)	5	228
ResMed, Inc.	48	11,718
Solventum Corp. (a)	17	1,185
STAAR Surgical Co. (a)	5	186
STERIS PLC	76	18,433
Stryker Corp.	779	281,422
Tandem Diabetes Care, Inc. (a)	6	254
Teleflex, Inc.	5	1,237
UFP Technologies, Inc. (a)	20	6,334
Zimmer Biomet Holdings, Inc.	23	2,483
		1,757,320
HEALTH CARE PROVIDERS & SERVICES — 1.6%
Acadia Healthcare Co., Inc. (a)	31	1,966
AdaptHealth Corp. (a)	8	90
Addus HomeCare Corp. (a)	21	2,794
Amedisys, Inc. (a)	25	2,413
AMN Healthcare Services, Inc. (a)	21	890
Astrana Health, Inc. (a)	4	232
Cardinal Health, Inc.	347	38,350
Cencora, Inc.	380	85,530
Centene Corp. (a)	409	30,789
Chemed Corp.	15	9,015
Cigna Group	518	179,456
CorVel Corp. (a)	21	6,865
Cross Country Healthcare, Inc. (a)	4	54
CVS Health Corp.	137	8,615
DaVita, Inc. (a)	136	22,294
Elevance Health, Inc.	484	251,680
Encompass Health Corp.	248	23,967
Ensign Group, Inc.	136	19,559
Fulgent Genetics, Inc. (a)	2	43
HCA Healthcare, Inc.	385	156,475
HealthEquity, Inc. (a)	200	16,370
Henry Schein, Inc. (a)	14	1,021
Humana, Inc.	40	12,670
Labcorp Holdings, Inc.	46	10,280
McKesson Corp.	469	231,883
Molina Healthcare, Inc. (a)	45	15,505
National HealthCare Corp.	53	6,666
NeoGenomics, Inc. (a)	14	206
Option Care Health, Inc. (a)	42	1,315
Owens & Minor, Inc. (a)	8	125
Patterson Cos., Inc.	66	1,441
Pediatrix Medical Group, Inc. (a)	35	406
Progyny, Inc. (a)	9	151
Quest Diagnostics, Inc.	109	16,922
R1 RCM, Inc. (a)	13	184
RadNet, Inc. (a)	278	19,290
Select Medical Holdings Corp.	222	7,741
Tenet Healthcare Corp. (a)	374	62,159
Security Description	Shares	Value
U.S. Physical Therapy, Inc.	8	$677
UnitedHealth Group, Inc.	907	530,305
Universal Health Services, Inc. Class B	164	37,558
		1,813,952
HEALTH CARE REITs — 0.2%
CareTrust REIT, Inc.	321	9,906
Healthcare Realty Trust, Inc. REIT	141	2,559
Healthpeak Properties, Inc. REIT	167	3,819
LTC Properties, Inc. REIT	13	477
Medical Properties Trust, Inc. REIT	226	1,322
Omega Healthcare Investors, Inc. REIT	488	19,862
Sabra Health Care REIT, Inc.	594	11,054
Universal Health Realty Income Trust REIT	34	1,555
Ventas, Inc. REIT	576	36,939
Welltower, Inc. REIT	1,451	185,772
		273,265
HEALTH CARE TECHNOLOGY — 0.0% (c)
Certara, Inc. (a)	97	1,136
Schrodinger, Inc. (a)	27	501
Simulations Plus, Inc.	2	64
		1,701
HOTEL & RESORT REITs — 0.0% (c)
Apple Hospitality REIT, Inc.	217	3,222
DiamondRock Hospitality Co. REIT	71	620
Host Hotels & Resorts, Inc. REIT	694	12,214
Park Hotels & Resorts, Inc. REIT	485	6,839
Pebblebrook Hotel Trust REIT	12	159
Service Properties Trust REIT	225	1,026
Summit Hotel Properties, Inc. REIT	218	1,495
Sunstone Hotel Investors, Inc. REIT	77	795
Xenia Hotels & Resorts, Inc. REIT	192	2,836
		29,206
HOTELS, RESTAURANTS & LEISURE — 1.5%
Airbnb, Inc. Class A (a)	339	42,989
Aramark	547	21,185
BJ's Restaurants, Inc. (a)	3	98
Bloomin' Brands, Inc.	9	149
Booking Holdings, Inc.	91	383,303
Boyd Gaming Corp.	7	453
Brinker International, Inc. (a)	180	13,775
Caesars Entertainment, Inc. (a)	24	1,002
Carnival Corp. (a)	774	14,304
Cheesecake Factory, Inc.	32	1,298
Chipotle Mexican Grill, Inc. (a)	5,224	301,007
Choice Hotels International, Inc. (b)	13	1,694
Churchill Downs, Inc.	139	18,794
Chuy's Holdings, Inc. (a)	2	75
Cracker Barrel Old Country Store, Inc.	2	91
Darden Restaurants, Inc.	65	10,668

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Dave & Buster's Entertainment, Inc. (a)	10	$340
Domino's Pizza, Inc.	95	40,863
Expedia Group, Inc. (a)	125	18,502
Golden Entertainment, Inc.	7	223
Hilton Grand Vacations, Inc. (a)	21	763
Hilton Worldwide Holdings, Inc.	833	192,006
Hyatt Hotels Corp. Class A (b)	106	16,133
Jack in the Box, Inc. (b)	6	279
Las Vegas Sands Corp.	43	2,165
Light & Wonder, Inc. (a)	319	28,943
Marriott International, Inc. Class A	535	133,001
Marriott Vacations Worldwide Corp.	4	294
McDonald's Corp.	236	71,864
MGM Resorts International (a)	75	2,932
Monarch Casino & Resort, Inc.	10	793
Norwegian Cruise Line Holdings Ltd. (a) (b)	141	2,892
Papa John's International, Inc.	10	539
Penn Entertainment, Inc. (a)	17	321
Planet Fitness, Inc. Class A (a)	125	10,152
Royal Caribbean Cruises Ltd.	856	151,820
Sabre Corp. (a)	42	154
Shake Shack, Inc. Class A (a)	79	8,154
Six Flags Entertainment Corp.	316	12,738
Starbucks Corp.	135	13,161
Texas Roadhouse, Inc.	256	45,210
Travel & Leisure Co.	178	8,202
Vail Resorts, Inc.	8	1,394
Wendy's Co.	95	1,664
Wingstop, Inc.	118	49,097
Wyndham Hotels & Resorts, Inc.	44	3,438
Wynn Resorts Ltd.	34	3,260
Yum! Brands, Inc.	216	30,177
		1,662,359
HOUSEHOLD DURABLES — 0.6%
Cavco Industries, Inc. (a)	19	8,137
Century Communities, Inc.	42	4,325
DR Horton, Inc.	487	92,905
Ethan Allen Interiors, Inc.	12	383
Garmin Ltd.	589	103,682
Green Brick Partners, Inc. (a)	37	3,090
Helen of Troy Ltd. (a)	2	124
Installed Building Products, Inc.	79	19,455
KB Home	201	17,224
La-Z-Boy, Inc.	79	3,391
Leggett & Platt, Inc.	14	191
Lennar Corp. Class A	509	95,427
LGI Homes, Inc. (a)	2	237
M/I Homes, Inc. (a)	63	10,796
Meritage Homes Corp.	68	13,945
Mohawk Industries, Inc. (a)	72	11,569
Newell Brands, Inc.	47	361
NVR, Inc. (a)	6	58,871
PulteGroup, Inc.	576	82,673
Taylor Morrison Home Corp. (a)	197	13,841
Security Description	Shares	Value
Tempur Sealy International, Inc.	209	$11,411
Toll Brothers, Inc.	354	54,689
TopBuild Corp. (a)	101	41,088
Tri Pointe Homes, Inc. (a)	197	8,926
Whirlpool Corp.	6	642
Worthington Enterprises, Inc.	48	1,990
		659,373
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. Class A (a)	82	2,575
Church & Dwight Co., Inc.	322	33,720
Clorox Co.	44	7,168
Colgate-Palmolive Co.	2,066	214,472
Energizer Holdings, Inc.	20	635
Kimberly-Clark Corp.	553	78,681
Procter & Gamble Co.	2,822	488,770
WD-40 Co.	7	1,805
		827,826
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	85	1,705
Ormat Technologies, Inc.	5	385
Vistra Corp.	1,460	173,068
		175,158
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	1,152	157,478
General Electric Co.	4,137	780,155
Honeywell International, Inc.	1,212	250,533
		1,188,166
INDUSTRIAL REITs — 0.1%
EastGroup Properties, Inc. REIT	37	6,912
First Industrial Realty Trust, Inc. REIT	98	5,486
Innovative Industrial Properties, Inc. REIT	111	14,941
LXP Industrial Trust REIT	166	1,668
Prologis, Inc. REIT	507	64,024
Rexford Industrial Realty, Inc. REIT	65	3,270
STAG Industrial, Inc. REIT	179	6,997
		103,298
INSURANCE — 2.5%
Aflac, Inc.	1,154	129,017
Allstate Corp.	961	182,254
American Financial Group, Inc.	79	10,633
American International Group, Inc.	1,474	107,941
AMERISAFE, Inc.	12	580
Aon PLC Class A	119	41,173
Arch Capital Group Ltd. (a)	942	105,391
Arthur J Gallagher & Co.	502	141,248
Assurant, Inc.	120	23,863
Assured Guaranty Ltd.	158	12,564
Brighthouse Financial, Inc. (a)	21	946
Brown & Brown, Inc.	596	61,746

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Chubb Ltd.	860	$248,015
Cincinnati Financial Corp.	279	37,977
CNO Financial Group, Inc.	235	8,249
Employers Holdings, Inc.	48	2,303
Erie Indemnity Co. Class A	95	51,283
Everest Group Ltd.	54	21,159
Fidelity National Financial, Inc.	711	44,125
First American Financial Corp.	34	2,244
Genworth Financial, Inc. (a)	541	3,706
Globe Life, Inc.	9	953
Goosehead Insurance, Inc. Class A (a) (b)	8	714
Hanover Insurance Group, Inc.	34	5,036
Hartford Financial Services Group, Inc.	990	116,434
HCI Group, Inc. (b)	7	749
Horace Mann Educators Corp.	20	699
Kemper Corp.	149	9,126
Kinsale Capital Group, Inc.	21	9,777
Lincoln National Corp.	418	13,171
Loews Corp.	377	29,802
Marsh & McLennan Cos., Inc.	917	204,574
Mercury General Corp.	106	6,676
MetLife, Inc.	1,112	91,718
Old Republic International Corp.	526	18,631
Palomar Holdings, Inc. (a)	71	6,722
Primerica, Inc.	63	16,704
Principal Financial Group, Inc.	213	18,297
ProAssurance Corp. (a)	111	1,669
Progressive Corp.	2,234	566,900
Prudential Financial, Inc.	825	99,907
Reinsurance Group of America, Inc.	237	51,635
RenaissanceRe Holdings Ltd.	110	29,964
RLI Corp.	50	7,749
Ryan Specialty Holdings, Inc.	303	20,116
Safety Insurance Group, Inc.	10	818
Selective Insurance Group, Inc.	33	3,079
SiriusPoint Ltd. (a)	232	3,327
Stewart Information Services Corp.	87	6,502
Travelers Cos., Inc.	477	111,675
Trupanion, Inc. (a)	33	1,385
United Fire Group, Inc.	42	879
Unum Group	205	12,185
W.R. Berkley Corp.	763	43,285
Willis Towers Watson PLC	235	69,215
		2,816,490
INTERACTIVE MEDIA & SERVICES — 9.2%
Alphabet, Inc. Class A	18,520	3,071,542
Alphabet, Inc. Class C	15,182	2,538,279
Cargurus, Inc. (a)	166	4,985
Cars.com, Inc. (a)	105	1,760
Match Group, Inc. (a)	45	1,703
Meta Platforms, Inc. Class A	8,335	4,771,287
QuinStreet, Inc. (a)	6	115
Shutterstock, Inc.	49	1,733
TripAdvisor, Inc. (a)	59	855
Security Description	Shares	Value
Yelp, Inc. (a)	7	$245
Ziff Davis, Inc. (a)	43	2,092
		10,394,596
IT SERVICES — 0.8%
Accenture PLC Class A	482	170,377
Akamai Technologies, Inc. (a)	84	8,480
Cognizant Technology Solutions Corp. Class A	490	37,818
DXC Technology Co. (a)	21	436
EPAM Systems, Inc. (a)	6	1,194
Gartner, Inc. (a)	179	90,710
GoDaddy, Inc. Class A (a)	511	80,114
International Business Machines Corp.	2,112	466,921
Kyndryl Holdings, Inc. (a)	868	19,947
Perficient, Inc. (a)	11	830
VeriSign, Inc. (a)	10	1,900
		878,727
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Brunswick Corp.	23	1,928
Hasbro, Inc.	45	3,254
Mattel, Inc. (a)	38	724
Polaris, Inc.	5	416
Sturm Ruger & Co., Inc.	33	1,376
Topgolf Callaway Brands Corp. (a)	51	560
Vista Outdoor, Inc. (a)	116	4,545
YETI Holdings, Inc. (a)	36	1,477
		14,280
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	353	52,413
Azenta, Inc. (a)	89	4,311
BioLife Solutions, Inc. (a)	9	225
Bio-Rad Laboratories, Inc. Class A (a)	6	2,007
Bio-Techne Corp.	19	1,519
Bruker Corp.	53	3,660
Charles River Laboratories International, Inc. (a)	40	7,879
Danaher Corp.	1,051	292,199
Fortrea Holdings, Inc. (a) (b)	10	200
Illumina, Inc. (a)	17	2,217
IQVIA Holdings, Inc. (a)	100	23,697
Medpace Holdings, Inc. (a)	90	30,042
Mettler-Toledo International, Inc. (a)	35	52,489
Repligen Corp. (a)	6	893
Revvity, Inc.	13	1,661
Sotera Health Co. (a)	81	1,353
Thermo Fisher Scientific, Inc.	293	181,241
Waters Corp. (a)	58	20,874
West Pharmaceutical Services, Inc.	24	7,204
		686,084
MACHINERY — 1.5%
AGCO Corp.	7	685
Alamo Group, Inc.	3	540

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Albany International Corp. Class A	10	$889
Astec Industries, Inc.	7	224
Barnes Group, Inc.	55	2,223
Caterpillar, Inc.	1,110	434,143
Chart Industries, Inc. (a) (b)	5	621
Crane Co.	178	28,174
Cummins, Inc.	194	62,815
Deere & Co.	85	35,473
Donaldson Co., Inc.	194	14,298
Dover Corp.	316	60,590
Enerpac Tool Group Corp.	91	3,812
Enpro, Inc.	20	3,244
Esab Corp.	180	19,136
ESCO Technologies, Inc.	26	3,353
Federal Signal Corp.	215	20,094
Flowserve Corp.	362	18,712
Fortive Corp.	192	15,155
Franklin Electric Co., Inc.	31	3,249
Graco, Inc.	130	11,376
Greenbrier Cos., Inc.	44	2,239
Hillenbrand, Inc.	8	222
IDEX Corp.	25	5,362
Illinois Tool Works, Inc.	148	38,786
Ingersoll Rand, Inc.	1,369	134,381
ITT, Inc.	225	33,640
John Bean Technologies Corp.	10	985
Kennametal, Inc.	66	1,711
Lincoln Electric Holdings, Inc.	31	5,953
Lindsay Corp.	1	125
Middleby Corp. (a)	6	835
Mueller Industries, Inc.	373	27,639
Nordson Corp.	30	7,879
Oshkosh Corp.	136	13,629
Otis Worldwide Corp.	487	50,619
PACCAR, Inc.	1,206	119,008
Parker-Hannifin Corp.	296	187,019
Pentair PLC	273	26,697
Proto Labs, Inc. (a)	33	969
RBC Bearings, Inc. (a)	62	18,562
Snap-on, Inc.	40	11,588
SPX Technologies, Inc. (a)	188	29,978
Standex International Corp.	16	2,924
Stanley Black & Decker, Inc.	50	5,506
Tennant Co.	53	5,090
Terex Corp.	37	1,958
Timken Co.	21	1,770
Titan International, Inc. (a)	16	130
Toro Co.	40	3,469
Trinity Industries, Inc.	91	3,170
Wabash National Corp.	52	998
Watts Water Technologies, Inc. Class A	25	5,180
Westinghouse Air Brake Technologies Corp.	522	94,884
Xylem, Inc.	557	75,212
		1,656,923
Security Description	Shares	Value
MARINE — 0.0% (c)
Kirby Corp. (a)	211	$25,833
Matson, Inc.	115	16,401
		42,234
MEDIA — 0.2%
Cable One, Inc.	1	350
Charter Communications, Inc. Class A (a)	10	3,241
Comcast Corp. Class A	1,286	53,716
Fox Corp. Class A	86	3,640
Fox Corp. Class B	45	1,746
Interpublic Group of Cos., Inc.	124	3,922
John Wiley & Sons, Inc. Class A	77	3,715
New York Times Co. Class A	376	20,932
News Corp. Class A	1,296	34,513
News Corp. Class B	373	10,425
Nexstar Media Group, Inc.	17	2,811
Omnicom Group, Inc.	249	25,744
Paramount Global Class B	216	2,294
Scholastic Corp.	12	384
TechTarget, Inc. (a)	66	1,614
TEGNA, Inc.	85	1,341
		170,388
METALS & MINING — 0.3%
Alcoa Corp.	395	15,239
Alpha Metallurgical Resources, Inc.	52	12,281
Arch Resources, Inc.	57	7,875
ATI, Inc. (a)	290	19,404
Carpenter Technology Corp.	201	32,076
Century Aluminum Co. (a)	225	3,652
Cleveland-Cliffs, Inc. (a)	156	1,992
Commercial Metals Co.	89	4,891
Freeport-McMoRan, Inc.	2,359	117,761
Kaiser Aluminum Corp.	11	798
Materion Corp.	11	1,230
Metallus, Inc. (a)	126	1,869
MP Materials Corp. (a) (b)	9	159
Newmont Corp.	884	47,250
Nucor Corp.	131	19,695
Reliance, Inc.	44	12,725
Royal Gold, Inc.	52	7,296
Steel Dynamics, Inc.	340	42,867
SunCoke Energy, Inc.	36	313
U.S. Steel Corp.	809	28,582
Warrior Met Coal, Inc.	178	11,374
Worthington Steel, Inc.	139	4,727
		394,056
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (c)
Annaly Capital Management, Inc. REIT (b)	768	15,414
Apollo Commercial Real Estate Finance, Inc. REIT	248	2,279
Arbor Realty Trust, Inc. REIT (b)	103	1,603

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
ARMOUR Residential REIT, Inc.	14	$286
Blackstone Mortgage Trust, Inc. Class A REIT	60	1,140
Ellington Financial, Inc. REIT (b)	91	1,173
HA Sustainable Infrastructure Capital, Inc.	152	5,239
New York Mortgage Trust, Inc. REIT	87	551
PennyMac Mortgage Investment Trust REIT	141	2,011
Ready Capital Corp. REIT (b)	54	412
Redwood Trust, Inc. REIT	183	1,414
Two Harbors Investment Corp. REIT	53	736
Starwood Property Trust, Inc. REIT	230	4,687
		36,945
MULTI-UTILITIES — 0.3%
Ameren Corp.	91	7,959
Avista Corp.	43	1,666
Black Hills Corp.	54	3,301
CenterPoint Energy, Inc.	630	18,535
CMS Energy Corp.	179	12,643
Consolidated Edison, Inc.	265	27,594
Dominion Energy, Inc.	459	26,526
DTE Energy Co.	159	20,417
NiSource, Inc.	540	18,711
Northwestern Energy Group, Inc.	51	2,918
Public Service Enterprise Group, Inc.	1,145	102,145
Sempra	624	52,185
Unitil Corp.	15	909
WEC Energy Group, Inc.	173	16,639
		312,148
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	119	14,131
Brandywine Realty Trust REIT	245	1,333
BXP, Inc. REIT	111	8,931
COPT Defense Properties REIT	66	2,002
Cousins Properties, Inc. REIT	95	2,801
Douglas Emmett, Inc. REIT	16	281
Easterly Government Properties, Inc. REIT	9	122
Highwoods Properties, Inc. REIT	206	6,903
Hudson Pacific Properties, Inc. REIT	129	617
JBG SMITH Properties REIT	44	769
Kilroy Realty Corp. REIT	87	3,367
SL Green Realty Corp. REIT	249	17,333
Vornado Realty Trust REIT	343	13,514
		72,104
OIL, GAS & CONSUMABLE FUELS — 2.3%
Antero Midstream Corp.	818	12,311
Antero Resources Corp. (a)	569	16,302
APA Corp.	57	1,394
California Resources Corp.	63	3,306
Chesapeake Energy Corp.	85	6,991
Security Description	Shares	Value
Chevron Corp.	1,298	$191,156
Chord Energy Corp.	128	16,669
Civitas Resources, Inc.	71	3,598
CNX Resources Corp. (a)	322	10,488
ConocoPhillips	897	94,436
CONSOL Energy, Inc.	98	10,256
Coterra Energy, Inc.	571	13,675
Devon Energy Corp.	379	14,826
Diamondback Energy, Inc.	633	109,129
Dorian LPG Ltd.	152	5,232
DT Midstream, Inc.	329	25,879
EOG Resources, Inc.	441	54,212
EQT Corp.	256	9,380
Exxon Mobil Corp.	7,264	851,486
Green Plains, Inc. (a)	99	1,340
Hess Corp.	212	28,790
HF Sinclair Corp.	147	6,552
Kinder Morgan, Inc.	4,017	88,736
Magnolia Oil & Gas Corp. Class A	373	9,109
Marathon Oil Corp.	927	24,686
Marathon Petroleum Corp.	912	148,574
Matador Resources Co.	166	8,204
Murphy Oil Corp.	111	3,745
Northern Oil & Gas, Inc.	94	3,329
Occidental Petroleum Corp.	656	33,810
ONEOK, Inc.	1,306	119,016
Ovintiv, Inc.	245	9,386
Par Pacific Holdings, Inc. (a)	6	106
PBF Energy, Inc. Class A	81	2,507
Permian Resources Corp.	2,144	29,180
Phillips 66 Co.	1,049	137,891
Range Resources Corp.	293	9,013
REX American Resources Corp. (a)	53	2,453
SM Energy Co.	287	11,471
Southwestern Energy Co. (a)	1,087	7,729
Talos Energy, Inc. (a)	10	103
Targa Resources Corp.	816	120,776
Texas Pacific Land Corp.	68	60,162
Valero Energy Corp.	733	98,977
Vital Energy, Inc. (a) (b)	2	54
Williams Cos., Inc.	3,069	140,100
World Kinect Corp. (b)	6	185
		2,556,710
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	501	30,421
Coty, Inc. Class A (a)	224	2,103
Edgewell Personal Care Co.	16	582
elf Beauty, Inc. (a)	213	23,223
Estee Lauder Cos., Inc. Class A	32	3,190
Inter Parfums, Inc.	8	1,036
Kenvue, Inc.	211	4,881
USANA Health Sciences, Inc. (a)	8	303
		65,739
PAPER & FOREST PRODUCTS — 0.0% (c)
Clearwater Paper Corp. (a)	5	143

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Louisiana-Pacific Corp.	104	$11,176
Sylvamo Corp.	57	4,893
		16,212
PHARMACEUTICALS — 3.3%
Amphastar Pharmaceuticals, Inc. (a)	4	194
ANI Pharmaceuticals, Inc. (a)	71	4,236
Bristol-Myers Squibb Co.	233	12,055
Catalent, Inc. (a)	376	22,774
Collegium Pharmaceutical, Inc. (a)	33	1,275
Corcept Therapeutics, Inc. (a)	118	5,461
Eli Lilly & Co.	3,181	2,818,175
Harmony Biosciences Holdings, Inc. (a)	3	120
Innoviva, Inc. (a)	169	3,263
Jazz Pharmaceuticals PLC (a)	6	668
Johnson & Johnson	791	128,190
Ligand Pharmaceuticals, Inc. (a)	18	1,802
Merck & Co., Inc.	5,249	596,076
Organon & Co.	35	670
Pacira BioSciences, Inc. (a)	4	60
Perrigo Co. PLC	50	1,312
Pfizer, Inc.	618	17,885
Phibro Animal Health Corp. Class A	2	45
Prestige Consumer Healthcare, Inc. (a)	64	4,614
Supernus Pharmaceuticals, Inc. (a)	47	1,466
Viatris, Inc.	1,173	13,619
Zoetis, Inc.	250	48,845
		3,682,805
PROFESSIONAL SERVICES — 0.5%
Amentum Holdings, Inc. (a)	206	6,644
ASGN, Inc. (a)	86	8,018
Automatic Data Processing, Inc.	314	86,893
Broadridge Financial Solutions, Inc.	245	52,682
CACI International, Inc. Class A (a)	40	20,182
Concentrix Corp. (b)	5	256
CSG Systems International, Inc.	20	973
Dayforce, Inc. (a) (b)	17	1,041
Equifax, Inc.	257	75,522
ExlService Holdings, Inc. (a)	267	10,186
Exponent, Inc.	45	5,188
FTI Consulting, Inc. (a)	81	18,432
Genpact Ltd.	17	667
Heidrick & Struggles International, Inc.	63	2,448
Insperity, Inc.	11	968
Jacobs Solutions, Inc.	206	26,965
KBR, Inc.	152	9,900
Kelly Services, Inc. Class A	34	728
Korn Ferry	102	7,674
Leidos Holdings, Inc.	519	84,597
ManpowerGroup, Inc.	54	3,970
Maximus, Inc.	52	4,844
NV5 Global, Inc. (a)	6	561
Paychex, Inc.	245	32,877
Security Description	Shares	Value
Paycom Software, Inc.	5	$833
Paylocity Holding Corp. (a)	4	660
Robert Half, Inc.	34	2,292
Science Applications International Corp.	39	5,432
Verisk Analytics, Inc.	290	77,708
Verra Mobility Corp. (a)	471	13,099
		562,240
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	363	45,186
CoStar Group, Inc. (a)	134	10,109
Cushman & Wakefield PLC (a)	207	2,822
eXp World Holdings, Inc. (b)	81	1,141
Jones Lang LaSalle, Inc. (a)	109	29,409
Marcus & Millichap, Inc.	2	79
St. Joe Co.	11	642
		89,388
RESIDENTIAL REITs — 0.2%
American Homes 4 Rent Class A REIT	317	12,170
AvalonBay Communities, Inc. REIT	264	59,466
Camden Property Trust REIT	105	12,971
Centerspace REIT	2	141
Elme Communities REIT	183	3,219
Equity LifeStyle Properties, Inc. REIT	68	4,851
Equity Residential REIT	491	36,560
Essex Property Trust, Inc. REIT	134	39,586
Independence Realty Trust, Inc. REIT	418	8,569
Invitation Homes, Inc. REIT	559	19,710
Mid-America Apartment Communities, Inc. REIT	90	14,301
UDR, Inc. REIT	196	8,887
Veris Residential, Inc. REIT	54	964
		221,395
RETAIL REITs — 0.2%
Acadia Realty Trust REIT	162	3,804
Agree Realty Corp. REIT	37	2,787
Brixmor Property Group, Inc. REIT	297	8,274
Federal Realty Investment Trust REIT	60	6,898
Getty Realty Corp. REIT	41	1,304
Kimco Realty Corp. REIT	683	15,859
Kite Realty Group Trust REIT	217	5,764
Macerich Co. REIT	569	10,379
NNN REIT, Inc.	155	7,516
Phillips Edison & Co., Inc. REIT	68	2,564
Realty Income Corp. REIT	477	30,251
Regency Centers Corp. REIT	146	10,546
Retail Opportunity Investments Corp. REIT	46	724
Saul Centers, Inc. REIT	1	42
Simon Property Group, Inc. REIT	768	129,807
SITE Centers Corp. REIT	88	5,324

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Tanger, Inc. REIT	227	$7,532
Urban Edge Properties REIT	204	4,364
		253,739
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 18.2%
Advanced Micro Devices, Inc. (a)	5,469	897,354
Allegro MicroSystems, Inc. (a)	7	163
Alpha & Omega Semiconductor Ltd. (a)	2	74
Amkor Technology, Inc.	362	11,077
Analog Devices, Inc.	1,032	237,535
Applied Materials, Inc.	3,159	638,276
Axcelis Technologies, Inc. (a)	12	1,258
Broadcom, Inc.	18,773	3,238,343
CEVA, Inc. (a)	7	169
Cirrus Logic, Inc. (a)	207	25,711
Cohu, Inc. (a)	39	1,002
Diodes, Inc. (a)	28	1,795
Enphase Energy, Inc. (a)	14	1,582
First Solar, Inc. (a)	152	37,915
FormFactor, Inc. (a)	296	13,616
Ichor Holdings Ltd. (a)	53	1,686
Intel Corp.	1,398	32,797
KLA Corp.	513	397,272
Kulicke & Soffa Industries, Inc.	18	812
Lam Research Corp.	469	382,742
Lattice Semiconductor Corp. (a)	15	796
MACOM Technology Solutions Holdings, Inc. (a)	196	21,807
MaxLinear, Inc. (a)	44	637
Microchip Technology, Inc.	414	33,240
Micron Technology, Inc.	4,487	465,347
MKS Instruments, Inc.	131	14,241
Monolithic Power Systems, Inc.	176	162,712
NVIDIA Corp.	104,494	12,689,751
NXP Semiconductors NV	588	141,126
ON Semiconductor Corp. (a)	47	3,413
Onto Innovation, Inc. (a)	189	39,229
PDF Solutions, Inc. (a)	33	1,045
Photronics, Inc. (a)	35	867
Power Integrations, Inc.	6	385
Qorvo, Inc. (a)	95	9,814
QUALCOMM, Inc.	4,007	681,390
Rambus, Inc. (a)	60	2,533
Semtech Corp. (a)	118	5,388
Silicon Laboratories, Inc. (a)	3	347
SiTime Corp. (a)	10	1,715
Skyworks Solutions, Inc.	88	8,692
SMART Global Holdings, Inc. (a)	90	1,886
SolarEdge Technologies, Inc. (a) (b)	6	137
Synaptics, Inc. (a)	20	1,552
Teradyne, Inc.	428	57,322
Texas Instruments, Inc.	1,495	308,822
Ultra Clean Holdings, Inc. (a)	160	6,389
Universal Display Corp.	158	33,164
Veeco Instruments, Inc. (a)	180	5,963
Security Description	Shares	Value
Wolfspeed, Inc. (a)	12	$116
		20,621,005
SOFTWARE — 11.9%
A10 Networks, Inc.	96	1,386
ACI Worldwide, Inc. (a)	404	20,564
Adeia, Inc.	117	1,393
Adobe, Inc. (a)	435	225,234
Agilysys, Inc. (a)	75	8,173
Alarm.com Holdings, Inc. (a)	93	5,084
Altair Engineering, Inc. Class A (a) (b)	143	13,658
ANSYS, Inc. (a)	48	15,294
Appfolio, Inc. Class A (a)	70	16,478
Aspen Technology, Inc. (a)	48	11,463
Autodesk, Inc. (a)	445	122,589
Blackbaud, Inc. (a)	47	3,980
BlackLine, Inc. (a)	16	882
Box, Inc. Class A (a)	47	1,538
Cadence Design Systems, Inc. (a)	745	201,917
CommVault Systems, Inc. (a)	156	24,001
Crowdstrike Holdings, Inc. Class A (a)	935	262,239
Dolby Laboratories, Inc. Class A	38	2,908
DoubleVerify Holdings, Inc. (a)	15	253
Dropbox, Inc. Class A (a)	80	2,034
Dynatrace, Inc. (a)	51	2,727
Envestnet, Inc. (a)	5	313
Fair Isaac Corp. (a)	95	184,634
Fortinet, Inc. (a)	70	5,429
Gen Digital, Inc.	1,385	37,991
InterDigital, Inc. (b)	66	9,348
Intuit, Inc.	701	435,321
LiveRamp Holdings, Inc. (a)	94	2,329
Manhattan Associates, Inc. (a)	155	43,614
MARA Holdings, Inc. (a) (b)	508	8,240
Microsoft Corp.	21,875	9,412,812
N-able, Inc. (a)	100	1,306
NCR Voyix Corp. (a)	138	1,873
Oracle Corp.	3,666	624,686
Palo Alto Networks, Inc. (a)	955	326,419
Progress Software Corp.	23	1,550
PTC, Inc. (a)	275	49,682
Qualys, Inc. (a)	37	4,753
Roper Technologies, Inc.	199	110,732
Salesforce, Inc.	1,796	491,583
ServiceNow, Inc. (a)	606	542,000
SPS Commerce, Inc. (a)	37	7,184
Synopsys, Inc. (a)	417	211,165
Teradata Corp. (a)	56	1,699
Tyler Technologies, Inc. (a)	97	56,621
		13,515,079
SPECIALIZED REITs — 0.6%
American Tower Corp. REIT	460	106,978
Crown Castle, Inc. REIT	238	28,234
CubeSmart REIT	320	17,226

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Digital Realty Trust, Inc. REIT	704	$113,928
EPR Properties REIT	75	3,678
Equinix, Inc. REIT	52	46,157
Extra Space Storage, Inc. REIT	394	70,995
Four Corners Property Trust, Inc. REIT	71	2,081
Gaming & Leisure Properties, Inc. REIT	268	13,789
Iron Mountain, Inc. REIT	1,068	126,910
Lamar Advertising Co. Class A REIT	201	26,854
National Storage Affiliates Trust REIT	176	8,483
PotlatchDeltic Corp. REIT	9	405
Public Storage REIT	190	69,135
Rayonier, Inc. REIT	53	1,706
Safehold, Inc. REIT	5	131
SBA Communications Corp. REIT	38	9,147
Uniti Group, Inc. REIT	27	152
VICI Properties, Inc. REIT	571	19,020
Weyerhaeuser Co. REIT	239	8,092
		673,101
SPECIALTY RETAIL — 1.5%
Abercrombie & Fitch Co. Class A (a)	218	30,498
Academy Sports & Outdoors, Inc.	37	2,159
Advance Auto Parts, Inc. (b)	38	1,482
American Eagle Outfitters, Inc.	631	14,128
Asbury Automotive Group, Inc. (a)	15	3,579
AutoNation, Inc. (a)	27	4,831
AutoZone, Inc. (a)	36	113,401
Bath & Body Works, Inc.	269	8,586
Best Buy Co., Inc.	232	23,966
Boot Barn Holdings, Inc. (a)	78	13,048
Buckle, Inc.	54	2,374
Burlington Stores, Inc. (a)	189	49,798
Caleres, Inc.	49	1,619
CarMax, Inc. (a)	52	4,024
Dick's Sporting Goods, Inc.	211	44,036
Five Below, Inc. (a)	17	1,502
Floor & Decor Holdings, Inc. Class A (a) (b)	35	4,346
Foot Locker, Inc.	8	207
GameStop Corp. Class A (a)	443	10,158
Gap, Inc.	904	19,933
Group 1 Automotive, Inc.	27	10,342
Guess?, Inc.	33	664
Home Depot, Inc.	977	395,880
Leslie's, Inc. (a)	299	945
Lithia Motors, Inc.	3	953
Lowe's Cos., Inc.	313	84,776
MarineMax, Inc. (a)	2	71
Monro, Inc.	10	289
Murphy USA, Inc.	68	33,515
National Vision Holdings, Inc. (a)	8	87
ODP Corp. (a)	56	1,666
O'Reilly Automotive, Inc. (a)	109	125,524
Penske Automotive Group, Inc.	15	2,436
Security Description	Shares	Value
RH (a)	2	$669
Ross Stores, Inc.	845	127,181
Sally Beauty Holdings, Inc. (a)	183	2,483
Shoe Carnival, Inc. (b)	87	3,815
Signet Jewelers Ltd. (b)	95	9,798
Sonic Automotive, Inc. Class A	33	1,930
TJX Cos., Inc.	2,822	331,698
Tractor Supply Co.	248	72,151
Ulta Beauty, Inc. (a)	16	6,226
Upbound Group, Inc.	25	800
Urban Outfitters, Inc. (a)	148	5,670
Valvoline, Inc. (a)	288	12,053
Victoria's Secret & Co. (a)	34	874
Williams-Sonoma, Inc.	521	80,713
		1,666,884
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.9%
Apple, Inc.	21,544	5,019,752
Hewlett Packard Enterprise Co.	2,909	59,518
HP, Inc.	1,600	57,392
NetApp, Inc.	800	98,808
Pure Storage, Inc. Class A (a)	1,171	58,831
Seagate Technology Holdings PLC	801	87,734
Super Micro Computer, Inc. (a)	205	85,362
Western Digital Corp. (a)	1,252	85,499
Xerox Holdings Corp. (b)	106	1,100
		5,553,996
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Capri Holdings Ltd. (a)	38	1,613
Carter's, Inc.	36	2,339
Columbia Sportswear Co. (b)	4	333
Crocs, Inc. (a)	179	25,921
Deckers Outdoor Corp. (a)	588	93,757
G-III Apparel Group Ltd. (a)	99	3,021
Hanesbrands, Inc. (a) (b)	248	1,823
Kontoor Brands, Inc.	153	12,512
Lululemon Athletica, Inc. (a)	12	3,256
NIKE, Inc. Class B	144	12,730
Oxford Industries, Inc.	32	2,776
PVH Corp.	134	13,511
Ralph Lauren Corp.	128	24,815
Skechers USA, Inc. Class A (a)	305	20,411
Steven Madden Ltd.	103	5,046
Tapestry, Inc.	226	10,617
Under Armour, Inc. Class A (a)	20	178
Under Armour, Inc. Class C (a)	47	393
VF Corp. (b)	41	818
Wolverine World Wide, Inc.	87	1,516
		237,386
TOBACCO — 0.3%
Altria Group, Inc.	2,822	144,035
Philip Morris International, Inc.	1,873	227,382
Universal Corp.	41	2,177

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Vector Group Ltd.	78	$1,164
		374,758
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	193	8,741
Applied Industrial Technologies, Inc.	115	25,660
Boise Cascade Co.	89	12,547
Core & Main, Inc. Class A (a)	618	27,439
DNOW, Inc. (a)	93	1,203
Fastenal Co.	941	67,206
GATX Corp.	43	5,695
GMS, Inc. (a)	56	5,072
MSC Industrial Direct Co., Inc. Class A	5	430
Rush Enterprises, Inc. Class A	47	2,483
United Rentals, Inc.	226	182,999
Watsco, Inc.	80	39,351
WESCO International, Inc.	24	4,032
WW Grainger, Inc.	100	103,881
		486,739
WATER UTILITIES — 0.0% (c)
American States Water Co.	19	1,582
American Water Works Co., Inc.	64	9,359
California Water Service Group	17	922
Essential Utilities, Inc.	33	1,273
Middlesex Water Co.	20	1,305
SJW Group	9	523
		14,964
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a)	19	136
Telephone & Data Systems, Inc.	349	8,114
T-Mobile U.S., Inc.	1,229	253,617
		261,867
TOTAL COMMON STOCKS (Cost $78,327,634)		113,247,075
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (e) (f)	42,595	$42,595
State Street Navigator Securities Lending Portfolio II (d) (g)	81,900	81,900
TOTAL SHORT-TERM INVESTMENTS (Cost $124,495)		124,495
TOTAL INVESTMENTS — 100.0% (Cost $78,452,129)		113,371,570
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(50,804)
NET ASSETS — 100.0%		$113,320,766
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$113,247,075	$—	$—	$113,247,075
Short-Term Investments	124,495	—	—	124,495
TOTAL INVESTMENTS	$113,371,570	$—	$—	$113,371,570
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	351	$25,974	$3,309	$7,857	$578	$4,272	297	$26,276	$242
State Street Institutional Liquid Reserves Fund, Premier Class	110,094	110,127	195,698	305,825	8	(8)	—	—	844
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	305,740	263,145	—	—	42,595	42,595	370
State Street Navigator Securities Lending Portfolio II	86,288	86,288	863,706	868,094	—	—	81,900	81,900	130
Total		$222,389	$1,368,453	$1,444,921	$586	$4,264		$150,771	$1,586
See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
AAR Corp. (a)	246	$16,079
AeroVironment, Inc. (a)	159	31,879
Axon Enterprise, Inc. (a)	120	47,952
Boeing Co. (a)	3,534	537,309
BWX Technologies, Inc.	320	34,784
Curtiss-Wright Corp.	231	75,927
General Dynamics Corp.	2,907	878,495
Hexcel Corp.	419	25,907
Howmet Aerospace, Inc.	1,412	141,553
Huntington Ingalls Industries, Inc.	441	116,592
L3Harris Technologies, Inc.	1,590	378,213
Lockheed Martin Corp.	2,400	1,402,944
Mercury Systems, Inc. (a)	584	21,608
Moog, Inc. Class A	306	61,818
National Presto Industries, Inc.	8	601
Northrop Grumman Corp.	1,184	625,235
RTX Corp.	14,960	1,812,554
Textron, Inc.	1,702	150,763
TransDigm Group, Inc.	76	108,462
Triumph Group, Inc. (a)	395	5,092
Woodward, Inc.	401	68,776
		6,542,543
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	2,299	253,741
Expeditors International of Washington, Inc.	1,218	160,045
FedEx Corp.	3,422	936,533
Forward Air Corp. (b)	657	23,258
GXO Logistics, Inc. (a)	1,329	69,201
Hub Group, Inc. Class A	1,236	56,176
United Parcel Service, Inc. Class B	10,915	1,488,151
		2,987,105
AIRLINES — 0.8%
Alaska Air Group, Inc. (a)	4,291	193,996
Allegiant Travel Co.	390	21,473
American Airlines Group, Inc. (a) (b)	22,303	250,686
Delta Air Lines, Inc.	22,088	1,121,850
JetBlue Airways Corp. (a) (b)	11,969	78,517
SkyWest, Inc. (a)	809	68,781
Southwest Airlines Co. (b)	20,337	602,585
Sun Country Airlines Holdings, Inc. (a)	425	4,764
United Airlines Holdings, Inc. (a)	11,177	637,760
		2,980,412
AUTO COMPONENTS — 0.3%
Adient PLC (a)	3,112	70,238
American Axle & Manufacturing Holdings, Inc. (a)	4,946	30,566
Aptiv PLC (a)	3,474	250,163
Autoliv, Inc.	934	87,208
BorgWarner, Inc.	7,828	284,078
Dana, Inc.	4,408	46,549
Security Description	Shares	Value
Dorman Products, Inc. (a)	262	$29,637
Fox Factory Holding Corp. (a)	460	19,090
Gentex Corp.	1,702	50,532
Gentherm, Inc. (a)	239	11,125
Goodyear Tire & Rubber Co. (a)	10,504	92,960
LCI Industries	380	45,805
Lear Corp.	1,941	211,860
Patrick Industries, Inc.	305	43,423
Phinia, Inc.	726	33,418
Standard Motor Products, Inc.	435	14,442
Visteon Corp. (a)	308	29,334
XPEL, Inc. (a)	43	1,865
		1,352,293
AUTOMOBILES — 1.4%
Ford Motor Co.	134,214	1,417,300
General Motors Co.	38,629	1,732,124
Harley-Davidson, Inc.	2,354	90,700
Tesla, Inc. (a)	7,770	2,032,865
Thor Industries, Inc. (b)	1,051	115,495
Winnebago Industries, Inc.	585	33,994
		5,422,478
BANKS — 9.7%
Ameris Bancorp	969	60,456
Associated Banc-Corp.	5,084	109,509
Atlantic Union Bankshares Corp.	1,772	66,751
Axos Financial, Inc. (a)	783	49,235
Banc of California, Inc.	4,718	69,496
BancFirst Corp.	681	71,675
Bancorp, Inc. (a)	548	29,318
Bank of America Corp.	134,150	5,323,072
Bank of Hawaii Corp.	594	37,285
Bank of New York Mellon Corp.	14,664	1,053,755
Bank OZK	3,585	154,119
BankUnited, Inc.	2,803	102,141
Banner Corp.	1,175	69,983
Berkshire Hills Bancorp, Inc.	1,454	39,156
Brookline Bancorp, Inc.	3,040	30,674
Cadence Bank	2,733	87,046
Capitol Federal Financial, Inc.	4,225	24,674
Cathay General Bancorp	2,478	106,430
Central Pacific Financial Corp.	995	29,362
Citigroup, Inc.	65,505	4,100,613
Citizens Financial Group, Inc.	15,408	632,807
City Holding Co.	180	21,130
Columbia Banking System, Inc.	7,111	185,668
Comerica, Inc.	4,492	269,116
Commerce Bancshares, Inc.	1,221	72,527
Community Financial System, Inc.	787	45,701
Cullen/Frost Bankers, Inc.	846	94,634
Customers Bancorp, Inc. (a)	427	19,834
CVB Financial Corp.	2,973	52,979
Dime Community Bancshares, Inc.	1,210	34,848
Eagle Bancorp, Inc.	1,168	26,373
East West Bancorp, Inc.	2,105	174,168
FB Financial Corp.	689	32,335

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Fifth Third Bancorp	10,147	$434,698
First BanCorp	2,510	53,137
First Bancorp/Southern Pines NC	453	18,840
First Commonwealth Financial Corp.	2,001	34,317
First Financial Bancorp	3,240	81,745
First Financial Bankshares, Inc.	1,115	41,266
First Hawaiian, Inc.	3,060	70,839
First Horizon Corp.	11,005	170,908
FNB Corp.	7,074	99,814
Fulton Financial Corp.	3,239	58,723
Glacier Bancorp, Inc.	1,416	64,711
Goldman Sachs Group, Inc.	3,957	1,959,150
Hancock Whitney Corp.	1,914	97,939
Hanmi Financial Corp.	933	17,354
Heritage Financial Corp.	782	17,024
Hilltop Holdings, Inc.	1,722	55,380
Home BancShares, Inc.	2,780	75,310
Hope Bancorp, Inc.	4,427	55,603
Huntington Bancshares, Inc.	28,541	419,553
Independent Bank Corp.	838	49,551
Independent Bank Group, Inc.	1,332	76,803
International Bancshares Corp.	1,247	74,558
JPMorgan Chase & Co.	24,933	5,257,372
KeyCorp	31,922	534,694
Lakeland Financial Corp.	241	15,694
M&T Bank Corp.	3,280	584,234
Morgan Stanley	18,766	1,956,168
National Bank Holdings Corp. Class A	477	20,082
NBT Bancorp, Inc.	878	38,834
New York Community Bancorp, Inc.	10,244	115,040
Northern Trust Corp.	3,061	275,582
Northwest Bancshares, Inc.	4,336	58,016
OFG Bancorp	777	34,903
Old National Bancorp	6,175	115,226
Pacific Premier Bancorp, Inc.	2,124	53,440
Park National Corp.	227	38,131
Pathward Financial, Inc.	388	25,612
Pinnacle Financial Partners, Inc.	951	93,169
PNC Financial Services Group, Inc.	7,935	1,466,785
Preferred Bank	228	18,297
Prosperity Bancshares, Inc.	1,476	106,375
Provident Financial Services, Inc.	4,385	81,386
Regions Financial Corp.	18,211	424,863
Renasant Corp.	2,150	69,875
S&T Bancorp, Inc.	951	39,913
Seacoast Banking Corp. of Florida	919	24,491
ServisFirst Bancshares, Inc.	416	33,467
Simmons First National Corp. Class A	4,263	91,825
Southside Bancshares, Inc.	1,117	37,341
SouthState Corp.	950	92,321
State Street Corp. (c)	5,946	526,043
Stellar Bancorp, Inc.	402	10,408
Synovus Financial Corp.	2,885	128,296
Texas Capital Bancshares, Inc. (a)	918	65,600
Security Description	Shares	Value
Tompkins Financial Corp.	428	$24,734
Triumph Financial, Inc. (a)	209	16,624
Truist Financial Corp.	45,798	1,958,780
TrustCo Bank Corp.	552	18,255
Trustmark Corp.	1,392	44,293
U.S. Bancorp	30,944	1,415,069
UMB Financial Corp.	650	68,322
United Bankshares, Inc.	2,278	84,514
United Community Banks, Inc.	1,706	49,611
Valley National Bancorp	15,559	140,965
Veritex Holdings, Inc.	2,032	53,482
WaFd, Inc.	2,315	80,678
Webster Financial Corp.	2,774	129,296
Wells Fargo & Co.	67,638	3,820,871
Westamerica BanCorp	257	12,701
Wintrust Financial Corp.	814	88,343
WSFS Financial Corp.	777	39,619
Zions Bancorp NA	5,049	238,414
		38,022,147
BEVERAGES — 1.2%
Boston Beer Co., Inc. Class A (a)	59	17,059
Brown-Forman Corp. Class B	2,335	114,882
Celsius Holdings, Inc. (a)	172	5,394
Coca-Cola Co.	23,431	1,683,752
Coca-Cola Consolidated, Inc.	89	117,160
Constellation Brands, Inc. Class A	818	210,790
Keurig Dr. Pepper, Inc.	12,945	485,179
MGP Ingredients, Inc. (b)	172	14,319
Molson Coors Beverage Co. Class B	6,038	347,306
Monster Beverage Corp. (a)	4,057	211,654
National Beverage Corp.	492	23,094
PepsiCo, Inc.	8,372	1,423,658
		4,654,247
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	9,023	1,781,862
Alkermes PLC (a)	1,007	28,186
Amgen, Inc.	3,249	1,046,860
Arcus Biosciences, Inc. (a)	877	13,409
Arrowhead Pharmaceuticals, Inc. (a)	265	5,133
Biogen, Inc. (a)	1,805	349,881
Catalyst Pharmaceuticals, Inc. (a)	462	9,184
Cytokinetics, Inc. (a)	167	8,817
Dynavax Technologies Corp. (a)	1,348	15,017
Exelixis, Inc. (a)	1,732	44,945
Gilead Sciences, Inc.	15,667	1,313,521
GRAIL, Inc. (a)	1	14
Halozyme Therapeutics, Inc. (a)	508	29,078
Incyte Corp. (a)	1,340	88,574
Ironwood Pharmaceuticals, Inc. (a)	2,116	8,718
Moderna, Inc. (a)	1,684	112,542
Myriad Genetics, Inc. (a)	776	21,255
Neurocrine Biosciences, Inc. (a)	285	32,838
Regeneron Pharmaceuticals, Inc. (a)	524	550,850

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
REGENXBIO, Inc. (a)	481	$5,046
Roivant Sciences Ltd. (a)	14,996	173,054
United Therapeutics Corp. (a)	397	142,265
Vericel Corp. (a)	63	2,662
Vertex Pharmaceuticals, Inc. (a)	883	410,666
Vir Biotechnology, Inc. (a)	2,804	21,002
Xencor, Inc. (a)	474	9,532
		6,224,911
BROADLINE RETAIL — 2.1%
Amazon.com, Inc. (a)	40,195	7,489,534
eBay, Inc.	5,513	358,952
Etsy, Inc. (a)	641	35,595
Kohl's Corp. (b)	3,774	79,631
Macy's, Inc.	9,334	146,451
Nordstrom, Inc.	3,661	82,336
Ollie's Bargain Outlet Holdings, Inc. (a)	452	43,934
		8,236,433
BUILDING PRODUCTS — 0.7%
A.O. Smith Corp.	777	69,798
AAON, Inc.	60	6,470
Advanced Drainage Systems, Inc.	249	39,133
Allegion PLC	430	62,668
American Woodmark Corp. (a)	237	22,148
Apogee Enterprises, Inc.	290	20,304
Armstrong World Industries, Inc.	190	24,972
AZZ, Inc.	266	21,974
Builders FirstSource, Inc. (a)	1,071	207,624
Carlisle Cos., Inc.	233	104,792
Carrier Global Corp.	4,239	341,197
Fortune Brands Innovations, Inc.	1,054	94,365
Gibraltar Industries, Inc. (a)	271	18,951
Griffon Corp.	337	23,590
Hayward Holdings, Inc. (a)	1,070	16,414
Insteel Industries, Inc.	283	8,798
Johnson Controls International PLC	7,616	591,078
Lennox International, Inc.	115	69,493
Masco Corp.	1,320	110,801
Masterbrand, Inc. (a)	4,724	87,583
Owens Corning	997	175,990
Quanex Building Products Corp.	500	13,875
Resideo Technologies, Inc. (a)	2,900	58,406
Simpson Manufacturing Co., Inc.	184	35,194
Trane Technologies PLC	785	305,153
Trex Co., Inc. (a)	415	27,631
UFP Industries, Inc.	688	90,272
		2,648,674
CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc.	507	90,145
Ameriprise Financial, Inc.	869	408,265
Artisan Partners Asset Management, Inc. Class A	852	36,909
BGC Group, Inc. Class A	4,329	39,740
BlackRock, Inc.	842	799,487
Security Description	Shares	Value
Blackstone, Inc.	3,074	$470,722
Brightsphere Investment Group, Inc.	497	12,624
Carlyle Group, Inc.	1,882	81,039
Cboe Global Markets, Inc.	583	119,439
Charles Schwab Corp.	12,938	838,512
CME Group, Inc.	1,831	404,010
Donnelley Financial Solutions, Inc. (a)	215	14,153
Evercore, Inc. Class A	286	72,455
FactSet Research Systems, Inc.	111	51,043
Federated Hermes, Inc.	1,204	44,271
Franklin Resources, Inc.	10,233	206,195
Houlihan Lokey, Inc.	319	50,408
Interactive Brokers Group, Inc. Class A	1,326	184,791
Intercontinental Exchange, Inc.	2,767	444,491
Invesco Ltd.	15,320	269,019
Janus Henderson Group PLC	4,527	172,343
Jefferies Financial Group, Inc.	3,342	205,700
MarketAxess Holdings, Inc.	164	42,017
Moelis & Co. Class A	402	27,541
Moody's Corp.	345	163,734
Morningstar, Inc.	85	27,125
MSCI, Inc.	92	53,630
Nasdaq, Inc.	3,490	254,805
Piper Sandler Cos.	131	37,179
PJT Partners, Inc. Class A	217	28,935
Raymond James Financial, Inc.	1,572	192,507
S&P Global, Inc.	952	491,822
SEI Investments Co.	834	57,705
Stifel Financial Corp.	1,267	118,971
StoneX Group, Inc. (a)	975	79,833
T. Rowe Price Group, Inc.	2,504	272,761
Virtus Investment Partners, Inc.	90	18,851
WisdomTree, Inc.	768	7,672
		6,890,849
CHEMICALS — 1.9%
AdvanSix, Inc.	915	27,798
Air Products & Chemicals, Inc.	1,861	554,094
Albemarle Corp. (b)	1,745	165,269
Arcadium Lithium PLC (a)	8,622	24,573
Ashland, Inc.	675	58,705
Avient Corp.	1,564	78,701
Axalta Coating Systems Ltd. (a)	1,660	60,075
Balchem Corp.	179	31,504
Cabot Corp.	620	69,297
Celanese Corp.	1,245	169,270
CF Industries Holdings, Inc.	2,852	244,702
Chemours Co.	2,926	59,456
Corteva, Inc.	5,870	345,097
Dow, Inc.	13,840	756,079
DuPont de Nemours, Inc.	8,288	738,544
Eastman Chemical Co.	1,744	195,241
Ecolab, Inc.	713	182,050
FMC Corp.	1,860	122,648
Hawkins, Inc.	192	24,474

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
HB Fuller Co.	544	$43,183
Ingevity Corp. (a)	532	20,748
Innospec, Inc.	259	29,290
International Flavors & Fragrances, Inc.	2,223	233,259
Koppers Holdings, Inc.	322	11,763
Linde PLC	1,667	794,926
LyondellBasell Industries NV Class A	8,885	852,072
Mativ Holdings, Inc.	1,846	31,364
Minerals Technologies, Inc.	461	35,603
Mosaic Co.	11,139	298,302
NewMarket Corp.	73	40,288
Olin Corp.	1,796	86,172
PPG Industries, Inc.	1,968	260,681
Quaker Chemical Corp.	159	26,790
RPM International, Inc.	653	79,013
Scotts Miracle-Gro Co.	625	54,188
Sensient Technologies Corp.	450	36,099
Sherwin-Williams Co.	654	249,612
Stepan Co.	265	20,471
Westlake Corp.	1,090	163,816
		7,275,217
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	2,140	112,906
Brady Corp. Class A	534	40,920
Brink's Co.	467	54,004
Cintas Corp.	752	154,822
Clean Harbors, Inc. (a)	405	97,892
Copart, Inc. (a)	2,436	127,646
CoreCivic, Inc. (a)	4,246	53,712
Deluxe Corp.	1,622	31,613
Enviri Corp. (a)	2,261	23,379
GEO Group, Inc. (a)	4,618	59,341
Healthcare Services Group, Inc. (a)	1,966	21,960
HNI Corp.	950	51,148
Interface, Inc.	746	14,152
Liquidity Services, Inc. (a)	261	5,951
Matthews International Corp. Class A	544	12,621
MillerKnoll, Inc.	2,481	61,430
MSA Safety, Inc.	114	20,217
OPENLANE, Inc. (a)	3,687	62,237
Pitney Bowes, Inc.	6,291	44,855
Republic Services, Inc.	1,709	343,236
Rollins, Inc.	797	40,312
Stericycle, Inc. (a)	806	49,166
Tetra Tech, Inc.	1,328	62,628
UniFirst Corp.	182	36,154
Veralto Corp.	611	68,346
Vestis Corp.	4,476	66,692
Viad Corp. (a)	261	9,352
Waste Management, Inc.	1,768	367,037
		2,093,729
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.7%
Arista Networks, Inc. (a)	747	$286,714
Calix, Inc. (a)	418	16,214
Ciena Corp. (a)	1,198	73,785
Cisco Systems, Inc.	35,309	1,879,145
Digi International, Inc. (a)	271	7,461
Extreme Networks, Inc. (a)	769	11,558
F5, Inc. (a)	393	86,539
Harmonic, Inc. (a)	1,213	17,673
Juniper Networks, Inc.	2,834	110,469
Lumentum Holdings, Inc. (a)	792	50,197
Motorola Solutions, Inc.	363	163,216
NetScout Systems, Inc. (a)	774	16,834
Viasat, Inc. (a)	2,560	30,566
Viavi Solutions, Inc. (a)	1,478	13,332
		2,763,703
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	1,143	118,038
Arcosa, Inc.	534	50,602
Comfort Systems USA, Inc.	100	39,035
Dycom Industries, Inc. (a)	302	59,524
EMCOR Group, Inc.	237	102,036
Fluor Corp. (a)	2,116	100,954
Granite Construction, Inc. (b)	487	38,609
MasTec, Inc. (a)	908	111,775
MDU Resources Group, Inc.	4,012	109,969
MYR Group, Inc. (a)	198	20,241
Quanta Services, Inc.	495	147,584
Valmont Industries, Inc.	183	53,061
		951,428
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	92	26,464
Knife River Corp. (a)	270	24,135
Martin Marietta Materials, Inc.	212	114,109
Vulcan Materials Co.	455	113,946
		278,654
CONSUMER FINANCE — 1.4%
Ally Financial, Inc.	9,252	329,279
American Express Co.	4,922	1,334,846
Bread Financial Holdings, Inc.	1,693	80,553
Capital One Financial Corp.	13,078	1,958,169
Discover Financial Services	3,729	523,141
Encore Capital Group, Inc. (a)	934	44,150
Enova International, Inc. (a)	937	78,511
EZCORP, Inc. Class A (a)	1,814	20,335
FirstCash Holdings, Inc.	327	37,540
Green Dot Corp. Class A (a)	1,802	21,102
Navient Corp.	3,287	51,244
PRA Group, Inc. (a)	778	17,396
PROG Holdings, Inc.	1,455	70,553
SLM Corp.	2,737	62,595
Synchrony Financial	13,584	677,570
World Acceptance Corp. (a)	197	23,242
		5,330,226

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.2%
Andersons, Inc.	1,207	$60,519
BJ's Wholesale Club Holdings, Inc. (a)	1,475	121,658
Casey's General Stores, Inc.	328	123,233
Chefs' Warehouse, Inc. (a)	535	22,475
Costco Wholesale Corp.	1,256	1,113,469
Dollar General Corp.	2,457	207,789
Dollar Tree, Inc. (a)	2,283	160,541
Grocery Outlet Holding Corp. (a)	1,171	20,551
Kroger Co.	22,913	1,312,915
Performance Food Group Co. (a)	5,300	415,361
PriceSmart, Inc.	516	47,358
SpartanNash Co.	1,469	32,920
Sprouts Farmers Market, Inc. (a)	880	97,161
Sysco Corp.	6,180	482,411
Target Corp.	5,783	901,338
U.S. Foods Holding Corp. (a)	4,860	298,890
United Natural Foods, Inc. (a)	2,168	36,466
Walgreens Boots Alliance, Inc.	24,399	218,615
Walmart, Inc.	86,312	6,969,694
		12,643,364
CONTAINERS & PACKAGING — 0.8%
Amcor PLC	21,533	243,969
AptarGroup, Inc.	339	54,304
Avery Dennison Corp.	409	90,291
Ball Corp.	2,637	179,079
Berry Global Group, Inc.	2,285	155,334
Crown Holdings, Inc.	1,486	142,478
Graphic Packaging Holding Co.	3,802	112,501
Greif, Inc. Class A	982	61,532
International Paper Co.	11,791	575,990
Myers Industries, Inc.	534	7,380
O-I Glass, Inc. (a)	5,272	69,169
Packaging Corp. of America	777	167,366
Sealed Air Corp.	1,595	57,899
Silgan Holdings, Inc.	1,599	83,947
Smurfit WestRock PLC	16,958	838,064
Sonoco Products Co.	1,928	105,327
		2,944,630
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,562	218,180
LKQ Corp.	3,327	132,814
Pool Corp.	115	43,332
		394,326
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	675	50,949
Frontdoor, Inc. (a)	639	30,666
Graham Holdings Co. Class B	127	104,358
Grand Canyon Education, Inc. (a)	268	38,016
H&R Block, Inc.	1,652	104,985
Mister Car Wash, Inc. (a) (b)	1,850	12,044
Perdoceo Education Corp.	835	18,570
Service Corp. International	1,139	89,901
Security Description	Shares	Value
Strategic Education, Inc.	257	$23,785
Stride, Inc. (a)	485	41,375
		514,649
DIVERSIFIED REITs — 0.1%
Alexander & Baldwin, Inc. REIT	1,013	19,450
American Assets Trust, Inc. REIT	792	21,162
Armada Hoffler Properties, Inc. REIT	779	8,437
Essential Properties Realty Trust, Inc. REIT	1,529	52,215
Global Net Lease, Inc. REIT	7,281	61,306
WP Carey, Inc. REIT	3,264	203,347
		365,917
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.2%
AT&T, Inc.	246,702	5,427,444
Cogent Communications Holdings, Inc. (b)	626	47,526
Consolidated Communications Holdings, Inc. (a)	3,510	16,287
Frontier Communications Parent, Inc. (a)	4,362	154,982
Iridium Communications, Inc.	418	12,728
Lumen Technologies, Inc. (a)	36,773	261,088
Shenandoah Telecommunications Co.	625	8,819
Verizon Communications, Inc.	144,807	6,503,282
		12,432,156
ELECTRIC UTILITIES — 2.6%
ALLETE, Inc.	1,128	72,406
Alliant Energy Corp.	2,749	166,837
American Electric Power Co., Inc.	6,553	672,338
Constellation Energy Corp.	689	179,154
Duke Energy Corp.	11,634	1,341,400
Edison International	4,786	416,813
Entergy Corp.	4,169	548,682
Evergy, Inc.	4,532	281,029
Eversource Energy	5,207	354,336
Exelon Corp.	19,982	810,270
FirstEnergy Corp.	6,338	281,090
IDACORP, Inc.	633	65,256
MGE Energy, Inc.	298	27,252
NextEra Energy, Inc.	17,968	1,518,835
NRG Energy, Inc.	2,348	213,903
OGE Energy Corp.	2,814	115,430
Otter Tail Corp. (b)	455	35,563
PG&E Corp.	23,849	471,495
Pinnacle West Capital Corp.	2,238	198,264
Portland General Electric Co.	1,411	67,587
PPL Corp.	10,981	363,252
Southern Co.	13,750	1,239,975
TXNM Energy, Inc.	1,691	74,015
Xcel Energy, Inc.	8,220	536,766
		10,051,948

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	185	$50,947
AMETEK, Inc.	761	130,671
Eaton Corp. PLC	1,377	456,393
Emerson Electric Co.	4,972	543,788
EnerSys	536	54,699
Generac Holdings, Inc. (a)	481	76,421
nVent Electric PLC	933	65,552
Powell Industries, Inc.	81	17,981
Regal Rexnord Corp.	400	66,352
Rockwell Automation, Inc.	558	149,801
Sensata Technologies Holding PLC	1,881	67,453
Sunrun, Inc. (a)	3,301	59,616
Vicor Corp. (a)	6	253
		1,739,927
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Advanced Energy Industries, Inc.	190	19,996
Amphenol Corp. Class A	3,529	229,950
Arrow Electronics, Inc. (a)	1,837	244,009
Avnet, Inc.	3,088	167,709
Badger Meter, Inc.	29	6,334
Belden, Inc.	400	46,852
Benchmark Electronics, Inc.	1,478	65,505
CDW Corp.	647	146,416
Cognex Corp.	650	26,325
Coherent Corp. (a)	1,102	97,979
Corning, Inc.	8,629	389,599
Crane NXT Co. (b)	267	14,979
CTS Corp.	175	8,466
ePlus, Inc. (a)	308	30,289
Fabrinet (a)	186	43,978
Hubbell, Inc.	255	109,229
Insight Enterprises, Inc. (a)	413	88,956
IPG Photonics Corp. (a)	424	31,512
Itron, Inc. (a)	388	41,442
Jabil, Inc.	1,422	170,398
Keysight Technologies, Inc. (a)	865	137,474
Knowles Corp. (a)	1,468	26,468
Littelfuse, Inc.	200	53,050
Novanta, Inc. (a)	155	27,733
OSI Systems, Inc. (a)	188	28,544
PC Connection, Inc.	534	40,280
Plexus Corp. (a)	409	55,914
Rogers Corp. (a)	159	17,969
Sanmina Corp. (a)	1,900	130,055
ScanSource, Inc. (a)	857	41,162
TD SYNNEX Corp.	2,614	313,889
TE Connectivity PLC	2,579	389,403
Teledyne Technologies, Inc. (a)	279	122,107
Trimble, Inc. (a)	1,268	78,730
TTM Technologies, Inc. (a)	2,019	36,847
Vishay Intertechnology, Inc.	2,777	52,513
Vontier Corp.	848	28,611
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	246	$91,099
		3,651,771
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	1,532	31,008
Baker Hughes Co.	11,175	403,976
Bristow Group, Inc. (a)	488	16,929
ChampionX Corp.	1,196	36,059
Core Laboratories, Inc. (b)	239	4,429
Halliburton Co.	9,946	288,931
Helix Energy Solutions Group, Inc. (a)	2,289	25,408
Helmerich & Payne, Inc.	3,368	102,455
Innovex International, Inc. (a)	536	7,868
Liberty Energy, Inc.	2,986	57,003
Nabors Industries Ltd. (a)	396	25,530
NOV, Inc.	5,870	93,744
Oceaneering International, Inc. (a)	1,125	27,979
Patterson-UTI Energy, Inc.	6,330	48,424
ProPetro Holding Corp. (a)	3,965	30,372
RPC, Inc. (b)	3,529	22,444
Schlumberger NV	12,403	520,306
Valaris Ltd. (a)	782	43,597
Weatherford International PLC	810	68,785
		1,855,247
ENTERTAINMENT — 0.8%
Cinemark Holdings, Inc. (a)	3,613	100,586
Electronic Arts, Inc.	1,193	171,124
Live Nation Entertainment, Inc. (a)	1,234	135,110
Madison Square Garden Sports Corp. (a)	95	19,785
Netflix, Inc. (a)	933	661,749
Take-Two Interactive Software, Inc. (a)	447	68,708
TKO Group Holdings, Inc. (a)	1,185	146,596
Walt Disney Co.	11,051	1,062,996
Warner Bros Discovery, Inc. (a)	75,632	623,964
		2,990,618
FINANCIAL SERVICES — 3.9%
Berkshire Hathaway, Inc. Class B (a)	20,651	9,504,829
Corpay, Inc. (a)	463	144,808
Equitable Holdings, Inc.	6,177	259,619
Essent Group Ltd.	1,321	84,927
Euronet Worldwide, Inc. (a)	546	54,180
EVERTEC, Inc.	483	16,369
Fidelity National Information Services, Inc.	4,854	406,522
Fiserv, Inc. (a)	2,947	529,428
Global Payments, Inc.	2,174	222,661
Jack Henry & Associates, Inc.	302	53,315
Jackson Financial, Inc. Class A	2,405	219,408
Mastercard, Inc. Class A	1,029	508,120
MGIC Investment Corp.	4,056	103,834
Mr. Cooper Group, Inc. (a)	2,195	202,335

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
NCR Atleos Corp. (a)	2,280	$65,048
NMI Holdings, Inc. (a)	998	41,108
Payoneer Global, Inc. (a)	950	7,153
PayPal Holdings, Inc. (a)	8,622	672,775
Radian Group, Inc.	3,014	104,556
Visa, Inc. Class A	5,787	1,591,136
Voya Financial, Inc.	2,033	161,054
Walker & Dunlop, Inc.	286	32,487
Western Union Co.	11,947	142,528
WEX, Inc. (a)	259	54,320
		15,182,520
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	16,434	981,767
B&G Foods, Inc. (b)	2,405	21,356
Bunge Global SA	4,956	478,948
Cal-Maine Foods, Inc.	1,390	104,028
Campbell Soup Co.	3,871	189,369
Conagra Brands, Inc.	9,421	306,371
Darling Ingredients, Inc. (a)	2,373	88,181
Flowers Foods, Inc.	2,867	66,142
Fresh Del Monte Produce, Inc.	1,469	43,394
General Mills, Inc.	6,346	468,652
Hain Celestial Group, Inc. (a)	3,062	26,425
Hershey Co.	1,254	240,492
Hormel Foods Corp.	9,877	313,101
Ingredion, Inc.	976	134,132
J&J Snack Foods Corp.	152	26,162
J.M. Smucker Co.	1,587	192,186
John B Sanfilippo & Son, Inc.	75	7,073
Kellanova	3,943	318,239
Kraft Heinz Co.	30,336	1,065,097
Lamb Weston Holdings, Inc.	695	44,994
Lancaster Colony Corp.	156	27,545
McCormick & Co., Inc.	2,103	173,077
Mondelez International, Inc. Class A	11,265	829,893
Pilgrim's Pride Corp. (a) (b)	1,485	68,384
Post Holdings, Inc. (a)	995	115,171
Simply Good Foods Co. (a)	678	23,574
Tootsie Roll Industries, Inc.	561	17,374
TreeHouse Foods, Inc. (a)	1,057	44,373
Tyson Foods, Inc. Class A	9,753	580,889
WK Kellogg Co. (b)	2,251	38,515
		7,034,904
GAS UTILITIES — 0.2%
Atmos Energy Corp.	1,875	260,081
Chesapeake Utilities Corp.	200	24,834
National Fuel Gas Co.	1,819	110,249
New Jersey Resources Corp.	1,224	57,773
Northwest Natural Holding Co.	1,254	51,188
ONE Gas, Inc.	1,890	140,654
Southwest Gas Holdings, Inc.	1,004	74,055
Spire, Inc.	1,082	72,808
UGI Corp.	7,142	178,693
		970,335
Security Description	Shares	Value
GROUND TRANSPORTATION — 0.8%
ArcBest Corp.	290	$31,451
Avis Budget Group, Inc. (b)	726	63,590
CSX Corp.	11,905	411,080
Heartland Express, Inc.	1,012	12,427
Hertz Global Holdings, Inc. (a) (b)	5,019	16,563
JB Hunt Transport Services, Inc.	704	121,320
Knight-Swift Transportation Holdings, Inc.	2,410	130,020
Landstar System, Inc.	263	49,673
Marten Transport Ltd.	930	16,461
Norfolk Southern Corp.	1,889	469,417
Old Dominion Freight Line, Inc.	553	109,848
RXO, Inc. (a)	1,413	39,564
Ryder System, Inc.	1,508	219,866
Saia, Inc. (a)	86	37,604
Uber Technologies, Inc. (a)	4,458	335,063
Union Pacific Corp.	3,719	916,659
Werner Enterprises, Inc.	1,246	48,083
XPO, Inc. (a)	975	104,822
		3,133,511
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	8,523	971,707
Align Technology, Inc. (a)	393	99,948
Artivion, Inc. (a)	8	213
Avanos Medical, Inc. (a)	1,092	26,241
Baxter International, Inc.	6,310	239,591
Becton Dickinson & Co.	1,467	353,694
Boston Scientific Corp. (a)	5,033	421,765
CONMED Corp.	185	13,305
Cooper Cos., Inc. (a)	680	75,031
Dentsply Sirona, Inc.	1,698	45,948
Dexcom, Inc. (a)	510	34,190
Edwards Lifesciences Corp. (a)	2,134	140,823
Embecta Corp.	283	3,990
Enovis Corp. (a)	745	32,072
Envista Holdings Corp. (a)	2,553	50,447
GE HealthCare Technologies, Inc.	1,356	127,261
Glaukos Corp. (a)	58	7,556
Globus Medical, Inc. Class A (a)	748	53,512
Haemonetics Corp. (a)	262	21,060
Hologic, Inc. (a)	1,195	97,345
ICU Medical, Inc. (a)	306	55,759
IDEXX Laboratories, Inc. (a)	182	91,950
Inari Medical, Inc. (a)	46	1,897
Insulet Corp. (a)	154	35,844
Integer Holdings Corp. (a)	281	36,530
Integra LifeSciences Holdings Corp. (a)	845	15,354
Intuitive Surgical, Inc. (a)	768	377,295
Lantheus Holdings, Inc. (a)	355	38,961
LivaNova PLC (a)	261	13,713
Masimo Corp. (a)	219	29,199
Medtronic PLC	14,460	1,301,834
Merit Medical Systems, Inc. (a)	263	25,992
Neogen Corp. (a)	1,130	18,995

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Omnicell, Inc. (a)	686	$29,910
Penumbra, Inc. (a)	44	8,550
QuidelOrtho Corp. (a)	1,685	76,836
ResMed, Inc.	410	100,089
Solventum Corp. (a)	295	20,567
STAAR Surgical Co. (a)	158	5,870
STERIS PLC	389	94,348
Stryker Corp.	936	338,139
Tandem Diabetes Care, Inc. (a)	159	6,743
Teleflex, Inc.	283	69,992
UFP Technologies, Inc. (a)	43	13,618
Zimmer Biomet Holdings, Inc.	1,744	188,265
		5,811,949
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Acadia Healthcare Co., Inc. (a)	688	43,626
AdaptHealth Corp. (a)	2,825	31,725
Addus HomeCare Corp. (a)	144	19,156
Amedisys, Inc. (a)	286	27,602
AMN Healthcare Services, Inc. (a)	754	31,962
Astrana Health, Inc. (a)	307	17,788
Cardinal Health, Inc.	8,407	929,142
Cencora, Inc.	5,996	1,349,580
Centene Corp. (a)	18,219	1,371,526
Chemed Corp.	37	22,236
Cigna Group	4,200	1,455,048
CorVel Corp. (a)	51	16,671
Cross Country Healthcare, Inc. (a)	688	9,247
CVS Health Corp.	43,055	2,707,298
DaVita, Inc. (a)	1,586	259,993
Elevance Health, Inc.	2,913	1,514,760
Encompass Health Corp.	838	80,984
Ensign Group, Inc.	265	38,112
Fulgent Genetics, Inc. (a)	725	15,754
HCA Healthcare, Inc.	2,095	851,471
HealthEquity, Inc. (a)	296	24,228
Henry Schein, Inc. (a)	1,567	114,234
Humana, Inc.	2,402	760,810
Labcorp Holdings, Inc.	954	213,200
McKesson Corp.	2,586	1,278,570
Molina Healthcare, Inc. (a)	500	172,280
National HealthCare Corp.	201	25,280
NeoGenomics, Inc. (a)	1,091	16,092
OmniAb, Inc. (a) (d)	38	—
Option Care Health, Inc. (a)	1,357	42,474
Owens & Minor, Inc. (a)	2,813	44,136
Patterson Cos., Inc.	2,806	61,283
Pediatrix Medical Group, Inc. (a)	3,249	37,656
Premier, Inc. Class A (b)	1,792	35,840
Privia Health Group, Inc. (a)	525	9,560
Progyny, Inc. (a)	252	4,224
Quest Diagnostics, Inc.	1,357	210,674
R1 RCM, Inc. (a)	1,704	24,146
RadNet, Inc. (a)	321	22,274
Select Medical Holdings Corp.	2,336	81,456
Tenet Healthcare Corp. (a)	1,511	251,128
Security Description	Shares	Value
U.S. Physical Therapy, Inc.	157	$13,287
UnitedHealth Group, Inc.	7,770	4,542,964
Universal Health Services, Inc. Class B	905	207,254
		18,986,731
HEALTH CARE REITs — 0.4%
CareTrust REIT, Inc.	1,392	42,957
Healthcare Realty Trust, Inc. REIT	5,675	103,001
Healthpeak Properties, Inc. REIT	8,853	202,468
LTC Properties, Inc. REIT	856	31,407
Medical Properties Trust, Inc. REIT	22,172	129,706
Omega Healthcare Investors, Inc. REIT	3,650	148,555
Sabra Health Care REIT, Inc.	4,560	84,862
Universal Health Realty Income Trust REIT	349	15,967
Ventas, Inc. REIT	5,002	320,778
Welltower, Inc. REIT	3,616	462,956
		1,542,657
HEALTH CARE TECHNOLOGY — 0.0% (e)
Certara, Inc. (a)	486	5,691
Doximity, Inc. Class A (a)	794	34,595
		40,286
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	7,257	107,766
DiamondRock Hospitality Co. REIT	2,655	23,178
Host Hotels & Resorts, Inc. REIT	8,768	154,317
Park Hotels & Resorts, Inc. REIT	7,156	100,900
Pebblebrook Hotel Trust REIT	4,298	56,863
Service Properties Trust REIT	5,667	25,841
Summit Hotel Properties, Inc. REIT	3,660	25,108
Sunstone Hotel Investors, Inc. REIT	2,557	26,388
Xenia Hotels & Resorts, Inc. REIT	1,458	21,535
		541,896
HOTELS, RESTAURANTS & LEISURE — 1.5%
Airbnb, Inc. Class A (a)	1,860	235,867
Aramark	5,176	200,466
BJ's Restaurants, Inc. (a)	210	6,838
Bloomin' Brands, Inc.	1,885	31,159
Booking Holdings, Inc.	96	404,364
Boyd Gaming Corp.	1,004	64,909
Brinker International, Inc. (a)	671	51,352
Caesars Entertainment, Inc. (a)	2,683	111,988
Carnival Corp. (a)	34,330	634,418
Cheesecake Factory, Inc.	926	37,549
Chipotle Mexican Grill, Inc. (a)	2,884	166,176
Choice Hotels International, Inc. (b)	164	21,369
Churchill Downs, Inc.	376	50,839
Chuy's Holdings, Inc. (a)	51	1,907
Cracker Barrel Old Country Store, Inc. (b)	761	34,511
Darden Restaurants, Inc.	1,059	173,814
Dave & Buster's Entertainment, Inc. (a)	480	16,344

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Domino's Pizza, Inc.	97	$41,724
Expedia Group, Inc. (a)	1,072	158,677
Golden Entertainment, Inc.	393	12,493
Hilton Grand Vacations, Inc. (a)	961	34,904
Hilton Worldwide Holdings, Inc.	320	73,760
Hyatt Hotels Corp. Class A (b)	554	84,319
Jack in the Box, Inc. (b)	217	10,099
Las Vegas Sands Corp.	5,500	276,870
Light & Wonder, Inc. (a)	786	71,314
Marriott International, Inc. Class A	1,295	321,937
Marriott Vacations Worldwide Corp.	650	47,762
McDonald's Corp.	2,055	625,768
MGM Resorts International (a)	4,588	179,345
Monarch Casino & Resort, Inc.	257	20,372
Norwegian Cruise Line Holdings Ltd. (a) (b)	5,284	108,375
Papa John's International, Inc.	209	11,259
Penn Entertainment, Inc. (a) (b)	5,076	95,733
Planet Fitness, Inc. Class A (a)	191	15,513
Royal Caribbean Cruises Ltd.	1,463	259,478
Sabre Corp. (a)	12,939	47,486
Shake Shack, Inc. Class A (a)	185	19,094
Six Flags Entertainment Corp.	1,365	55,023
Starbucks Corp.	5,744	559,983
Texas Roadhouse, Inc.	328	57,925
Travel & Leisure Co.	1,250	57,600
Vail Resorts, Inc.	335	58,387
Wendy's Co.	1,706	29,889
Wingstop, Inc.	28	11,650
Wyndham Hotels & Resorts, Inc.	510	39,851
Wynn Resorts Ltd.	829	79,485
Yum! Brands, Inc.	950	132,725
		5,842,670
HOUSEHOLD DURABLES — 0.9%
Cavco Industries, Inc. (a)	67	28,692
Century Communities, Inc.	421	43,355
DR Horton, Inc.	2,591	494,285
Ethan Allen Interiors, Inc.	540	17,221
Garmin Ltd.	1,279	225,142
Green Brick Partners, Inc. (a)	635	53,035
Helen of Troy Ltd. (a)	296	18,308
Installed Building Products, Inc.	133	32,754
KB Home	1,098	94,088
La-Z-Boy, Inc.	964	41,385
Leggett & Platt, Inc.	4,550	61,971
Lennar Corp. Class A	3,075	576,501
LGI Homes, Inc. (a)	291	34,489
M/I Homes, Inc. (a)	415	71,114
Meritage Homes Corp.	451	92,487
Mohawk Industries, Inc. (a)	1,806	290,188
Newell Brands, Inc.	14,294	109,778
NVR, Inc. (a)	26	255,107
PulteGroup, Inc.	1,846	264,956
Sonos, Inc. (a)	873	10,729
Taylor Morrison Home Corp. (a)	2,116	148,670
Tempur Sealy International, Inc.	484	26,426
Security Description	Shares	Value
Toll Brothers, Inc.	1,294	$199,910
TopBuild Corp. (a)	163	66,310
Tri Pointe Homes, Inc. (a)	1,911	86,588
Whirlpool Corp.	1,875	200,625
Worthington Enterprises, Inc.	1,172	48,579
		3,592,693
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a) (b)	259	9,446
Central Garden & Pet Co. Class A (a)	1,125	35,325
Church & Dwight Co., Inc.	1,103	115,506
Clorox Co.	749	122,020
Colgate-Palmolive Co.	3,934	408,388
Energizer Holdings, Inc.	842	26,742
Kimberly-Clark Corp.	2,928	416,596
Procter & Gamble Co.	11,466	1,985,911
WD-40 Co.	47	12,120
		3,132,054
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	10,636	213,358
Clearway Energy, Inc. Class A	1,184	33,708
Clearway Energy, Inc. Class C	2,804	86,027
Ormat Technologies, Inc.	448	34,469
Vistra Corp.	2,922	346,374
		713,936
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	8,350	1,141,445
General Electric Co.	6,044	1,139,778
Honeywell International, Inc.	3,971	820,845
		3,102,068
INDUSTRIAL REITs — 0.2%
EastGroup Properties, Inc. REIT	227	42,408
First Industrial Realty Trust, Inc. REIT	1,106	61,914
Innovative Industrial Properties, Inc. REIT	449	60,435
LXP Industrial Trust REIT	3,238	32,542
Prologis, Inc. REIT	4,686	591,748
Rexford Industrial Realty, Inc. REIT	1,334	67,114
STAG Industrial, Inc. REIT	1,516	59,260
		915,421
INSURANCE — 4.1%
Aflac, Inc.	7,573	846,661
Allstate Corp.	3,267	619,587
Ambac Financial Group, Inc. (a)	1,458	16,344
American Financial Group, Inc.	2,480	333,808
American International Group, Inc.	12,796	937,051
AMERISAFE, Inc.	261	12,614
Aon PLC Class A	752	260,184
Arch Capital Group Ltd. (a)	4,639	519,011
Arthur J Gallagher & Co.	750	211,028
Assurant, Inc.	777	154,514

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Assured Guaranty Ltd.	811	$64,491
Brighthouse Financial, Inc. (a)	2,184	98,346
Brown & Brown, Inc.	1,296	134,266
Chubb Ltd.	4,707	1,357,452
Cincinnati Financial Corp.	1,897	258,220
CNO Financial Group, Inc.	3,731	130,958
Employers Holdings, Inc.	531	25,472
Erie Indemnity Co. Class A	153	82,592
Everest Group Ltd.	854	334,623
Fidelity National Financial, Inc.	5,092	316,010
First American Financial Corp.	2,037	134,462
Genworth Financial, Inc. (a)	14,849	101,716
Globe Life, Inc.	1,253	132,705
Hanover Insurance Group, Inc.	538	79,683
Hartford Financial Services Group, Inc.	4,445	522,776
HCI Group, Inc. (b)	55	5,888
Horace Mann Educators Corp.	919	32,119
Kemper Corp.	898	55,003
Kinsale Capital Group, Inc.	26	12,105
Lincoln National Corp.	5,789	182,411
Loews Corp.	6,215	491,296
Marsh & McLennan Cos., Inc.	2,099	468,266
Mercury General Corp.	902	56,808
MetLife, Inc.	20,219	1,667,663
Old Republic International Corp.	4,726	167,395
Palomar Holdings, Inc. (a)	157	14,863
Primerica, Inc.	268	71,060
Principal Financial Group, Inc.	7,480	642,532
ProAssurance Corp. (a)	1,206	18,138
Progressive Corp.	2,824	716,618
Prudential Financial, Inc.	12,309	1,490,620
Reinsurance Group of America, Inc.	2,250	490,207
RenaissanceRe Holdings Ltd.	788	214,651
RLI Corp.	255	39,520
Safety Insurance Group, Inc.	258	21,099
Selective Insurance Group, Inc.	666	62,138
SiriusPoint Ltd. (a)	4,008	57,475
Stewart Information Services Corp.	408	30,494
Travelers Cos., Inc.	2,838	664,433
Trupanion, Inc. (a)	188	7,892
United Fire Group, Inc.	889	18,607
Unum Group	5,874	349,151
W.R. Berkley Corp.	3,399	192,825
Willis Towers Watson PLC	857	252,412
		16,178,263
INTERACTIVE MEDIA & SERVICES — 3.7%
Alphabet, Inc. Class A	16,742	2,776,661
Alphabet, Inc. Class C	26,625	4,451,434
Cargurus, Inc. (a)	873	26,216
Cars.com, Inc. (a)	474	7,944
Match Group, Inc. (a)	1,675	63,382
Meta Platforms, Inc. Class A	12,111	6,932,821
QuinStreet, Inc. (a)	933	17,848
Shutterstock, Inc.	195	6,897
TripAdvisor, Inc. (a)	1,182	17,127
Security Description	Shares	Value
Yelp, Inc. (a)	723	$25,363
Ziff Davis, Inc. (a)	466	22,676
ZoomInfo Technologies, Inc. (a)	1,631	16,832
		14,365,201
IT SERVICES — 1.1%
Accenture PLC Class A	3,476	1,228,696
Akamai Technologies, Inc. (a)	1,208	121,948
Cognizant Technology Solutions Corp. Class A	5,549	428,272
DXC Technology Co. (a)	6,236	129,397
EPAM Systems, Inc. (a)	260	51,748
Gartner, Inc. (a)	229	116,048
GoDaddy, Inc. Class A (a)	678	106,297
International Business Machines Corp.	8,034	1,776,157
Kyndryl Holdings, Inc. (a)	4,539	104,306
Perficient, Inc. (a)	201	15,171
VeriSign, Inc. (a)	481	91,371
		4,169,411
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	875	73,342
Hasbro, Inc.	1,624	117,448
Mattel, Inc. (a)	2,126	40,500
Polaris, Inc.	1,046	87,069
Sturm Ruger & Co., Inc.	252	10,503
Topgolf Callaway Brands Corp. (a)	2,316	25,430
Vista Outdoor, Inc. (a)	877	34,361
YETI Holdings, Inc. (a)	287	11,776
		400,429
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	1,008	149,668
Azenta, Inc. (a)	340	16,470
Bio-Rad Laboratories, Inc. Class A (a)	306	102,381
Bio-Techne Corp.	248	19,823
Bruker Corp.	305	21,063
Charles River Laboratories International, Inc. (a)	258	50,818
Danaher Corp.	1,862	517,673
Fortrea Holdings, Inc. (a) (b)	754	15,080
Illumina, Inc. (a)	772	100,677
IQVIA Holdings, Inc. (a)	880	208,534
Medpace Holdings, Inc. (a)	76	25,369
Mettler-Toledo International, Inc. (a)	59	88,482
Repligen Corp. (a)	176	26,192
Revvity, Inc.	752	96,068
Sotera Health Co. (a)	2,442	40,781
Thermo Fisher Scientific, Inc.	1,133	700,840
Waters Corp. (a)	210	75,577
West Pharmaceutical Services, Inc.	79	23,713
		2,279,209
MACHINERY — 1.6%
AGCO Corp.	1,227	120,074
Alamo Group, Inc.	65	11,708

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Albany International Corp. Class A	257	$22,834
Astec Industries, Inc.	258	8,241
Barnes Group, Inc.	704	28,449
Caterpillar, Inc.	2,494	975,453
Chart Industries, Inc. (a) (b)	219	27,187
Crane Co.	623	98,608
Cummins, Inc.	1,521	492,485
Deere & Co.	2,174	907,275
Donaldson Co., Inc.	721	53,138
Dover Corp.	706	135,368
Enerpac Tool Group Corp.	197	8,252
Enpro, Inc.	231	37,464
Esab Corp.	195	20,730
ESCO Technologies, Inc.	178	22,958
Federal Signal Corp.	267	24,954
Flowserve Corp.	1,135	58,668
Fortive Corp.	1,695	133,786
Franklin Electric Co., Inc.	271	28,406
Graco, Inc.	547	47,868
Greenbrier Cos., Inc.	1,215	61,831
Hillenbrand, Inc.	998	27,744
IDEX Corp.	247	52,982
Illinois Tool Works, Inc.	1,386	363,229
Ingersoll Rand, Inc.	875	85,890
ITT, Inc.	398	59,505
John Bean Technologies Corp.	218	21,475
Kennametal, Inc.	1,357	35,187
Lincoln Electric Holdings, Inc.	242	46,469
Lindsay Corp.	90	11,218
Middleby Corp. (a)	440	61,217
Mueller Industries, Inc.	1,461	108,260
Nordson Corp.	262	68,809
Oshkosh Corp.	814	81,571
Otis Worldwide Corp.	1,408	146,348
PACCAR, Inc.	4,377	431,922
Parker-Hannifin Corp.	552	348,765
Pentair PLC	839	82,046
Proto Labs, Inc. (a)	289	8,488
RBC Bearings, Inc. (a)	144	43,111
Snap-on, Inc.	427	123,706
SPX Technologies, Inc. (a)	133	21,208
Standex International Corp.	53	9,687
Stanley Black & Decker, Inc.	2,286	251,757
Tennant Co.	118	11,333
Terex Corp.	792	41,905
Timken Co.	779	65,662
Titan International, Inc. (a)	2,283	18,561
Toro Co.	535	46,401
Trinity Industries, Inc.	2,787	97,099
Wabash National Corp.	666	12,781
Watts Water Technologies, Inc. Class A	188	38,952
Westinghouse Air Brake Technologies Corp.	906	164,684
Xylem, Inc.	783	105,728
		6,419,437
Security Description	Shares	Value
MARINE — 0.0% (e)
Kirby Corp. (a)	666	$81,539
Matson, Inc.	515	73,449
		154,988
MEDIA — 1.4%
Cable One, Inc. (b)	158	55,267
Charter Communications, Inc. Class A (a)	3,365	1,090,529
Comcast Corp. Class A	58,043	2,424,456
EchoStar Corp. Class A (a)	4,110	102,010
Fox Corp. Class A	7,721	326,830
Fox Corp. Class B	4,493	174,328
Interpublic Group of Cos., Inc.	4,850	153,405
John Wiley & Sons, Inc. Class A	1,439	69,432
New York Times Co. Class A	753	41,920
News Corp. Class A	4,246	113,071
News Corp. Class B	1,281	35,804
Nexstar Media Group, Inc.	635	104,997
Omnicom Group, Inc.	2,463	254,650
Paramount Global Class B	20,440	217,073
Scholastic Corp.	867	27,753
TechTarget, Inc. (a)	190	4,645
TEGNA, Inc.	5,686	89,725
Thryv Holdings, Inc. (a)	629	10,838
		5,296,733
METALS & MINING — 0.8%
Alcoa Corp.	3,682	142,052
Alpha Metallurgical Resources, Inc.	232	54,794
Arch Resources, Inc.	626	86,488
ATI, Inc. (a)	1,116	74,672
Carpenter Technology Corp.	512	81,705
Century Aluminum Co. (a)	1,021	16,571
Cleveland-Cliffs, Inc. (a)	7,421	94,766
Commercial Metals Co.	2,294	126,078
Freeport-McMoRan, Inc.	7,282	363,517
Haynes International, Inc.	260	15,480
Kaiser Aluminum Corp.	355	25,745
Materion Corp.	159	17,786
Metallus, Inc. (a)	761	11,286
MP Materials Corp. (a) (b)	1,263	22,292
Newmont Corp.	12,886	688,757
Nucor Corp.	3,060	460,040
Reliance, Inc.	642	185,673
Royal Gold, Inc.	407	57,102
Steel Dynamics, Inc.	2,269	286,075
SunCoke Energy, Inc.	3,103	26,934
U.S. Steel Corp.	7,622	269,285
Warrior Met Coal, Inc.	1,900	121,410
Worthington Steel, Inc.	1,148	39,043
		3,267,551
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
Annaly Capital Management, Inc. REIT (b)	7,445	149,421

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Apollo Commercial Real Estate Finance, Inc. REIT	5,326	$48,946
Arbor Realty Trust, Inc. REIT (b)	6,429	100,035
ARMOUR Residential REIT, Inc.	2,051	41,840
Blackstone Mortgage Trust, Inc. Class A REIT	5,873	111,646
Ellington Financial, Inc. REIT (b)	1,808	23,305
Franklin BSP Realty Trust, Inc. REIT	1,248	16,299
HA Sustainable Infrastructure Capital, Inc.	970	33,436
KKR Real Estate Finance Trust, Inc. REIT	1,699	20,983
New York Mortgage Trust, Inc. REIT	3,572	22,611
PennyMac Mortgage Investment Trust REIT	3,555	50,694
Ready Capital Corp. REIT (b)	6,055	46,200
Redwood Trust, Inc. REIT	4,629	35,782
Two Harbors Investment Corp. REIT	3,763	52,231
Starwood Property Trust, Inc. REIT	10,890	221,938
		975,367
MULTI-UTILITIES — 1.2%
Ameren Corp.	3,921	342,931
Avista Corp.	1,522	58,977
Black Hills Corp.	2,317	141,615
CenterPoint Energy, Inc.	9,407	276,754
CMS Energy Corp.	3,295	232,726
Consolidated Edison, Inc.	5,136	534,812
Dominion Energy, Inc.	16,731	966,884
DTE Energy Co.	3,080	395,503
NiSource, Inc.	6,709	232,467
Northwestern Energy Group, Inc.	1,214	69,465
Public Service Enterprise Group, Inc.	6,185	551,764
Sempra	7,984	667,702
Unitil Corp.	304	18,416
WEC Energy Group, Inc.	3,923	377,314
		4,867,330
OFFICE REITs — 0.4%
Alexandria Real Estate Equities, Inc. REIT	1,811	215,056
Brandywine Realty Trust REIT	7,180	39,059
BXP, Inc. REIT	2,850	229,311
COPT Defense Properties REIT	1,461	44,312
Cousins Properties, Inc. REIT	3,427	101,028
Douglas Emmett, Inc. REIT	6,517	114,504
Easterly Government Properties, Inc. REIT	3,527	47,897
Highwoods Properties, Inc. REIT	3,920	131,359
Hudson Pacific Properties, Inc. REIT	4,860	23,231
JBG SMITH Properties REIT	3,690	64,501
Kilroy Realty Corp. REIT	3,924	151,859
SL Green Realty Corp. REIT	969	67,452
Vornado Realty Trust REIT	5,449	214,691
		1,444,260
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 7.6%
Antero Midstream Corp.	5,073	$76,349
Antero Resources Corp. (a)	5,565	159,437
APA Corp.	7,118	174,106
California Resources Corp.	1,270	66,637
Chesapeake Energy Corp.	3,789	311,645
Chevron Corp.	33,799	4,977,579
Chord Energy Corp.	2,103	273,874
Civitas Resources, Inc.	3,162	160,218
CNX Resources Corp. (a)	5,177	168,615
Comstock Resources, Inc. (b)	3,419	38,053
ConocoPhillips	14,642	1,541,510
CONSOL Energy, Inc.	904	94,604
Coterra Energy, Inc.	9,345	223,813
CVR Energy, Inc. (b)	1,101	25,356
Devon Energy Corp.	12,624	493,851
Diamondback Energy, Inc.	2,347	404,623
Dorian LPG Ltd.	1,195	41,132
DT Midstream, Inc.	1,082	85,110
EOG Resources, Inc.	7,125	875,876
EQT Corp.	11,766	431,106
Exxon Mobil Corp.	66,754	7,824,904
Green Plains, Inc. (a)	754	10,209
Hess Corp.	1,659	225,292
HF Sinclair Corp.	5,313	236,800
Kinder Morgan, Inc.	66,569	1,470,509
Magnolia Oil & Gas Corp. Class A	2,302	56,215
Marathon Oil Corp.	11,533	307,124
Marathon Petroleum Corp.	11,503	1,873,954
Matador Resources Co.	1,812	89,549
Murphy Oil Corp.	4,949	166,979
Northern Oil & Gas, Inc.	3,113	110,231
Occidental Petroleum Corp.	13,362	688,677
ONEOK, Inc.	5,061	461,209
Ovintiv, Inc.	8,612	329,926
Par Pacific Holdings, Inc. (a)	2,036	35,834
PBF Energy, Inc. Class A	3,711	114,855
Peabody Energy Corp.	3,755	99,658
Permian Resources Corp.	7,952	108,227
Phillips 66 Co.	14,386	1,891,040
Range Resources Corp.	3,594	110,551
REX American Resources Corp. (a)	308	14,257
SM Energy Co.	2,281	91,172
Southwestern Energy Co. (a)	37,538	266,895
Talos Energy, Inc. (a)	4,906	50,777
Targa Resources Corp.	1,866	276,187
Valero Energy Corp.	11,011	1,486,815
Vital Energy, Inc. (a) (b)	974	26,201
Williams Cos., Inc.	13,603	620,977
World Kinect Corp. (b)	2,054	63,489
		29,732,007
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	432	26,231
Coty, Inc. Class A (a)	7,364	69,148
Edgewell Personal Care Co.	645	23,439

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
elf Beauty, Inc. (a)	48	$5,233
Estee Lauder Cos., Inc. Class A	1,945	193,897
Inter Parfums, Inc.	149	19,293
Kenvue, Inc.	37,644	870,706
USANA Health Sciences, Inc. (a)	259	9,821
		1,217,768
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	545	15,554
Louisiana-Pacific Corp.	562	60,393
Sylvamo Corp.	693	59,494
		135,441
PHARMACEUTICALS — 2.9%
Amphastar Pharmaceuticals, Inc. (a)	273	13,249
Bristol-Myers Squibb Co.	25,278	1,307,884
Catalent, Inc. (a)	913	55,300
Collegium Pharmaceutical, Inc. (a)	279	10,781
Corcept Therapeutics, Inc. (a)	545	25,223
Eli Lilly & Co.	996	882,396
Harmony Biosciences Holdings, Inc. (a)	298	11,920
Innoviva, Inc. (a)	1,892	36,535
Jazz Pharmaceuticals PLC (a)	785	87,457
Johnson & Johnson	20,330	3,294,680
Ligand Pharmaceuticals, Inc. (a)	222	22,220
Merck & Co., Inc.	12,394	1,407,463
Organon & Co.	8,705	166,527
Pacira BioSciences, Inc. (a)	257	3,868
Perrigo Co. PLC	2,754	72,237
Pfizer, Inc.	112,776	3,263,737
Phibro Animal Health Corp. Class A	774	17,430
Prestige Consumer Healthcare, Inc. (a)	545	39,294
Supernus Pharmaceuticals, Inc. (a)	539	16,806
Viatris, Inc.	40,887	474,698
Zoetis, Inc.	998	194,989
		11,404,694
PROFESSIONAL SERVICES — 0.6%
Amentum Holdings, Inc. (a)	1,007	32,476
ASGN, Inc. (a)	552	51,463
Automatic Data Processing, Inc.	1,167	322,944
Broadridge Financial Solutions, Inc.	405	87,087
CACI International, Inc. Class A (a)	264	133,204
Concentrix Corp. (b)	1,607	82,359
CSG Systems International, Inc.	264	12,844
Dayforce, Inc. (a) (b)	477	29,216
Equifax, Inc.	264	77,579
ExlService Holdings, Inc. (a)	757	28,879
Exponent, Inc.	146	16,831
FTI Consulting, Inc. (a)	217	49,380
Genpact Ltd.	2,054	80,537
Heidrick & Struggles International, Inc.	264	10,259
Insperity, Inc.	402	35,376
Jacobs Solutions, Inc.	1,007	131,816
Security Description	Shares	Value
KBR, Inc.	868	$56,533
Kelly Services, Inc. Class A	1,465	31,366
Korn Ferry	595	44,768
Leidos Holdings, Inc.	1,146	186,798
ManpowerGroup, Inc.	1,664	122,337
Maximus, Inc.	695	64,746
NV5 Global, Inc. (a)	158	14,770
Paychex, Inc.	1,669	223,963
Paycom Software, Inc.	138	22,987
Paylocity Holding Corp. (a)	151	24,910
Robert Half, Inc.	1,175	79,207
Science Applications International Corp.	584	81,334
Verisk Analytics, Inc.	182	48,769
Verra Mobility Corp. (a)	680	18,911
		2,203,649
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	2,581	321,283
CoStar Group, Inc. (a)	1,318	99,430
Cushman & Wakefield PLC (a)	6,655	90,708
eXp World Holdings, Inc. (b)	2,615	36,845
Jones Lang LaSalle, Inc. (a)	705	190,216
Kennedy-Wilson Holdings, Inc.	4,036	44,598
Marcus & Millichap, Inc.	534	21,162
St. Joe Co.	271	15,802
		820,044
RESIDENTIAL REITs — 0.4%
American Homes 4 Rent Class A REIT	2,664	102,271
AvalonBay Communities, Inc. REIT	1,234	277,958
Camden Property Trust REIT	1,197	147,865
Centerspace REIT	257	18,111
Elme Communities REIT	1,464	25,752
Equity LifeStyle Properties, Inc. REIT	898	64,063
Equity Residential REIT	4,286	319,136
Essex Property Trust, Inc. REIT	562	166,026
Independence Realty Trust, Inc. REIT	1,799	36,880
Invitation Homes, Inc. REIT	4,836	170,517
Mid-America Apartment Communities, Inc. REIT	1,016	161,442
NexPoint Residential Trust, Inc. REIT	161	7,086
UDR, Inc. REIT	2,635	119,471
Veris Residential, Inc. REIT	1,462	26,111
		1,642,689
RETAIL REITs — 0.4%
Acadia Realty Trust REIT	1,546	36,300
Agree Realty Corp. REIT	1,118	84,219
Brixmor Property Group, Inc. REIT	3,757	104,670
Federal Realty Investment Trust REIT	511	58,750
Getty Realty Corp. REIT	776	24,684
Kimco Realty Corp. REIT	5,794	134,537

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Kite Realty Group Trust REIT	2,456	$65,231
Macerich Co. REIT	3,214	58,623
NNN REIT, Inc.	2,257	109,442
Phillips Edison & Co., Inc. REIT	1,022	38,540
Realty Income Corp. REIT	7,599	481,929
Regency Centers Corp. REIT	2,046	147,783
Retail Opportunity Investments Corp. REIT	1,887	29,682
Saul Centers, Inc. REIT	476	19,973
Simon Property Group, Inc. REIT	1,394	235,614
SITE Centers Corp. REIT	595	35,997
Tanger, Inc. REIT	782	25,947
Urban Edge Properties REIT	1,469	31,422
Whitestone REIT	657	8,889
		1,732,232
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Advanced Micro Devices, Inc. (a)	3,506	575,265
Allegro MicroSystems, Inc. (a)	1,752	40,822
Alpha & Omega Semiconductor Ltd. (a)	470	17,446
Amkor Technology, Inc.	3,554	108,752
Analog Devices, Inc.	2,406	553,789
Applied Materials, Inc.	2,454	495,831
Axcelis Technologies, Inc. (a)	175	18,349
Broadcom, Inc.	10,175	1,755,188
CEVA, Inc. (a)	260	6,279
Cirrus Logic, Inc. (a)	450	55,895
Cohu, Inc. (a)	214	5,500
Diodes, Inc. (a)	574	36,788
Enphase Energy, Inc. (a)	464	52,441
First Solar, Inc. (a)	547	136,444
FormFactor, Inc. (a)	515	23,690
Ichor Holdings Ltd. (a)	225	7,157
Intel Corp.	53,127	1,246,359
KLA Corp.	289	223,805
Kulicke & Soffa Industries, Inc.	637	28,748
Lam Research Corp.	388	316,639
Lattice Semiconductor Corp. (a)	285	15,125
MACOM Technology Solutions Holdings, Inc. (a)	286	31,820
MaxLinear, Inc. (a)	538	7,790
Microchip Technology, Inc.	2,531	203,214
Micron Technology, Inc.	5,338	553,604
MKS Instruments, Inc.	324	35,222
Monolithic Power Systems, Inc.	58	53,621
NVIDIA Corp.	10,160	1,233,830
NXP Semiconductors NV	1,247	299,292
ON Semiconductor Corp. (a)	2,571	186,680
Onto Innovation, Inc. (a)	140	29,058
Photronics, Inc. (a)	1,001	24,785
Power Integrations, Inc.	187	11,990
Qorvo, Inc. (a)	809	83,570
QUALCOMM, Inc.	5,400	918,270
Rambus, Inc. (a)	330	13,933
Semtech Corp. (a)	389	17,762
Security Description	Shares	Value
Silicon Laboratories, Inc. (a)	86	$9,939
SiTime Corp. (a)	37	6,346
Skyworks Solutions, Inc.	1,796	177,391
SMART Global Holdings, Inc. (a)	599	12,549
SolarEdge Technologies, Inc. (a) (b)	490	11,226
Synaptics, Inc. (a)	322	24,981
Teradyne, Inc.	544	72,858
Texas Instruments, Inc.	4,616	953,527
Ultra Clean Holdings, Inc. (a)	637	25,435
Universal Display Corp.	126	26,447
Veeco Instruments, Inc. (a)	349	11,562
Wolfspeed, Inc. (a) (b)	254	2,464
		10,759,478
SOFTWARE — 3.0%
ACI Worldwide, Inc. (a)	933	47,490
Adeia, Inc.	2,262	26,941
Adobe, Inc. (a)	1,328	687,612
Agilysys, Inc. (a)	27	2,942
Alarm.com Holdings, Inc. (a)	220	12,027
ANSYS, Inc. (a)	299	95,270
Aspen Technology, Inc. (a)	417	99,588
Autodesk, Inc. (a)	461	126,996
Blackbaud, Inc. (a)	160	13,549
Box, Inc. Class A (a)	496	16,234
Cadence Design Systems, Inc. (a)	343	92,963
CommVault Systems, Inc. (a)	133	20,462
Dolby Laboratories, Inc. Class A	512	39,183
DoubleVerify Holdings, Inc. (a)	465	7,831
Dropbox, Inc. Class A (a)	2,140	54,420
Dynatrace, Inc. (a)	688	36,787
Envestnet, Inc. (a)	263	16,469
Fair Isaac Corp. (a)	29	56,362
Fortinet, Inc. (a)	1,878	145,639
Gen Digital, Inc.	6,959	190,885
InterDigital, Inc. (b)	269	38,099
Intuit, Inc.	352	218,592
LiveRamp Holdings, Inc. (a)	538	13,332
Manhattan Associates, Inc. (a)	59	16,601
Microsoft Corp.	13,601	5,852,510
N-able, Inc. (a)	501	6,543
NCR Voyix Corp. (a)	4,574	62,069
Oracle Corp.	9,712	1,654,925
Palo Alto Networks, Inc. (a)	720	246,096
Progress Software Corp.	257	17,314
PTC, Inc. (a)	392	70,819
Qualys, Inc. (a)	97	12,461
Roper Technologies, Inc.	370	205,883
Salesforce, Inc.	3,382	925,687
ServiceNow, Inc. (a)	253	226,281
SPS Commerce, Inc. (a)	61	11,844
Synopsys, Inc. (a)	335	169,641
Teradata Corp. (a)	777	23,574
Tyler Technologies, Inc. (a)	129	75,300
		11,637,221

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SPECIALIZED REITs — 0.9%
American Tower Corp. REIT	2,560	$595,354
Crown Castle, Inc. REIT	3,769	447,116
CubeSmart REIT	1,881	101,254
Digital Realty Trust, Inc. REIT	911	147,427
EPR Properties REIT	962	47,177
Equinix, Inc. REIT	328	291,143
Extra Space Storage, Inc. REIT	1,071	192,984
Four Corners Property Trust, Inc. REIT	961	28,167
Gaming & Leisure Properties, Inc. REIT	3,320	170,814
Iron Mountain, Inc. REIT	1,481	175,987
Lamar Advertising Co. Class A REIT	806	107,682
National Storage Affiliates Trust REIT	929	44,778
Outfront Media, Inc. REIT	2,444	44,921
PotlatchDeltic Corp. REIT	885	39,869
Public Storage REIT	805	292,915
Rayonier, Inc. REIT	1,340	43,121
Safehold, Inc. REIT	1,523	39,948
SBA Communications Corp. REIT	323	77,746
Uniti Group, Inc. REIT	3,557	20,061
VICI Properties, Inc. REIT	11,565	385,230
Weyerhaeuser Co. REIT	8,160	276,298
		3,569,992
SPECIALTY RETAIL — 2.1%
Abercrombie & Fitch Co. Class A (a)	253	35,395
Academy Sports & Outdoors, Inc.	1,097	64,021
Advance Auto Parts, Inc. (b)	2,019	78,721
American Eagle Outfitters, Inc.	2,307	51,654
Asbury Automotive Group, Inc. (a)	695	165,820
AutoNation, Inc. (a)	882	157,807
AutoZone, Inc. (a)	83	261,453
Bath & Body Works, Inc.	2,526	80,630
Best Buy Co., Inc.	6,747	696,965
Boot Barn Holdings, Inc. (a)	217	36,300
Buckle, Inc.	578	25,415
Burlington Stores, Inc. (a)	387	101,967
Caleres, Inc.	656	21,681
CarMax, Inc. (a)	2,351	181,920
Dick's Sporting Goods, Inc.	649	135,446
Five Below, Inc. (a)	201	17,758
Floor & Decor Holdings, Inc. Class A (a)	297	36,878
Foot Locker, Inc.	2,963	76,564
GameStop Corp. Class A (a)	4,860	111,440
Gap, Inc.	7,332	161,671
Group 1 Automotive, Inc.	451	172,751
Guess?, Inc. (b)	1,004	20,211
Home Depot, Inc.	5,051	2,046,665
Leslie's, Inc. (a)	926	2,926
Lithia Motors, Inc.	933	296,358
Lowe's Cos., Inc.	3,462	937,683
MarineMax, Inc. (a)	520	18,340
Monro, Inc.	1,021	29,466
Security Description	Shares	Value
Murphy USA, Inc.	279	$137,511
National Vision Holdings, Inc. (a)	1,232	13,441
ODP Corp. (a)	1,245	37,039
O'Reilly Automotive, Inc. (a)	250	287,900
Penske Automotive Group, Inc.	663	107,684
RH (a)	132	44,145
Ross Stores, Inc.	1,623	244,278
Sally Beauty Holdings, Inc. (a)	3,509	47,617
Shoe Carnival, Inc. (b)	789	34,598
Signet Jewelers Ltd. (b)	872	89,938
Sonic Automotive, Inc. Class A	640	37,427
TJX Cos., Inc.	5,511	647,763
Tractor Supply Co.	500	145,465
Ulta Beauty, Inc. (a)	288	112,067
Upbound Group, Inc.	1,699	54,351
Urban Outfitters, Inc. (a)	2,127	81,485
Valvoline, Inc. (a)	1,450	60,682
Victoria's Secret & Co. (a)	2,640	67,848
Williams-Sonoma, Inc.	657	101,782
		8,376,927
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Apple, Inc.	42,657	9,939,081
Corsair Gaming, Inc. (a)	876	6,097
Hewlett Packard Enterprise Co.	44,313	906,644
HP, Inc.	33,633	1,206,416
NetApp, Inc.	1,242	153,399
Pure Storage, Inc. Class A (a)	873	43,859
Seagate Technology Holdings PLC	1,632	178,753
Super Micro Computer, Inc. (a)	114	47,470
Western Digital Corp. (a)	2,713	185,271
Xerox Holdings Corp. (b)	3,874	40,212
		12,707,202
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings Ltd. (a)	1,632	69,262
Carter's, Inc.	514	33,400
Columbia Sportswear Co. (b)	711	59,148
Crocs, Inc. (a)	504	72,984
Deckers Outdoor Corp. (a)	504	80,363
G-III Apparel Group Ltd. (a)	1,548	47,245
Hanesbrands, Inc. (a) (b)	12,917	94,940
Kontoor Brands, Inc.	682	55,774
Lululemon Athletica, Inc. (a)	396	107,455
NIKE, Inc. Class B	6,180	546,312
Oxford Industries, Inc.	173	15,009
PVH Corp.	746	75,219
Ralph Lauren Corp.	584	113,220
Skechers USA, Inc. Class A (a)	1,634	109,347
Steven Madden Ltd.	766	37,526
Tapestry, Inc.	2,869	134,786
Under Armour, Inc. Class A (a)	6,439	57,372
Under Armour, Inc. Class C (a)	4,451	37,210
VF Corp. (b)	11,288	225,196
Wolverine World Wide, Inc.	2,712	47,243
		2,019,011

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.9%
Altria Group, Inc.	25,694	$1,311,422
Philip Morris International, Inc.	17,492	2,123,529
Universal Corp.	1,004	53,322
Vector Group Ltd.	4,794	71,526
		3,559,799
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	3,522	159,511
Applied Industrial Technologies, Inc.	235	52,436
Boise Cascade Co.	488	68,798
Core & Main, Inc. Class A (a)	933	41,425
DNOW, Inc. (a)	1,829	23,649
DXP Enterprises, Inc. (a)	259	13,820
Fastenal Co.	1,962	140,126
GATX Corp.	410	54,304
GMS, Inc. (a)	491	44,470
MSC Industrial Direct Co., Inc. Class A	784	67,471
Rush Enterprises, Inc. Class A	1,216	64,241
United Rentals, Inc.	345	279,357
Watsco, Inc.	262	128,873
WESCO International, Inc.	864	145,135
WW Grainger, Inc.	190	197,374
		1,480,990
WATER UTILITIES — 0.1%
American States Water Co.	257	21,406
American Water Works Co., Inc.	1,631	238,518
California Water Service Group	446	24,182
Essential Utilities, Inc.	2,807	108,266
Middlesex Water Co.	56	3,653
SJW Group	219	12,726
		408,751
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a) (b)	491	3,525
Telephone & Data Systems, Inc.	3,384	78,678
T-Mobile U.S., Inc.	7,363	1,519,429
		1,601,632
TOTAL COMMON STOCKS (Cost $339,168,416)		389,610,939
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries Ltd. (expiring 06/11/26) (a) (Cost $0)	62	336
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	625,739	$625,739
State Street Navigator Securities Lending Portfolio II (c) (h)	1,225,719	1,225,719
TOTAL SHORT-TERM INVESTMENTS (Cost $1,851,458)		1,851,458
TOTAL INVESTMENTS — 100.2% (Cost $341,019,874)		391,462,733
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(939,808)
NET ASSETS — 100.0%		$390,522,925
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$389,610,939	$—	$0(a)	$389,610,939
Warrants	336	—	—	336
Short-Term Investments	1,851,458	—	—	1,851,458
TOTAL INVESTMENTS	$391,462,733	$—	$0	$391,462,733
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	5,778	$427,572	$34,141	$21,081	$3,370	$82,041	5,946	$526,043	$3,987
State Street Institutional Liquid Reserves Fund, Premier Class	674,640	674,843	1,543,483	2,218,326	59	(59)	—	—	4,144
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,619,595	1,993,856	—	—	625,739	625,739	1,579
State Street Navigator Securities Lending Portfolio II	1,228,745	1,228,745	6,187,050	6,190,076	—	—	1,225,719	1,225,719	2,046
Total		$2,331,160	$10,384,269	$10,423,339	$3,429	$81,982		$2,377,501	$11,756
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.1%
BWX Technologies, Inc.	165,493	$17,989,089
Curtiss-Wright Corp.	45,118	14,829,835
Hexcel Corp.	72,069	4,456,026
Woodward, Inc.	108,011	18,524,967
		55,799,917
AIR FREIGHT & LOGISTICS — 0.3%
GXO Logistics, Inc. (a)	135,316	7,045,904
AUTO COMPONENTS — 0.6%
Autoliv, Inc.	78,905	7,367,360
Gentex Corp.	265,011	7,868,176
Visteon Corp. (a)	22,312	2,124,995
		17,360,531
BANKS — 1.8%
Bank OZK	98,684	4,242,425
Commerce Bancshares, Inc.	86,530	5,139,882
Cullen/Frost Bankers, Inc. (b)	48,372	5,410,892
East West Bancorp, Inc.	135,699	11,227,735
First Financial Bankshares, Inc.	92,453	3,421,686
Hancock Whitney Corp.	80,779	4,133,461
International Bancshares Corp.	41,319	2,470,463
Pinnacle Financial Partners, Inc.	56,375	5,523,059
Western Alliance Bancorp	100,096	8,657,303
		50,226,906
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	7,272	2,102,626
Celsius Holdings, Inc. (a) (b)	283,190	8,880,838
Coca-Cola Consolidated, Inc.	10,644	14,011,762
		24,995,226
BIOTECHNOLOGY — 3.9%
Arrowhead Pharmaceuticals, Inc. (a)	223,584	4,330,822
BioMarin Pharmaceutical, Inc. (a)	193,151	13,576,584
Cytokinetics, Inc. (a)	95,181	5,025,557
Exelixis, Inc. (a)	516,787	13,410,623
Halozyme Therapeutics, Inc. (a)	229,475	13,135,149
Neurocrine Biosciences, Inc. (a)	182,813	21,063,714
Roivant Sciences Ltd. (a) (b)	486,465	5,613,806
Sarepta Therapeutics, Inc. (a)	138,187	17,258,174
United Therapeutics Corp. (a)	36,241	12,986,962
		106,401,391
BROADLINE RETAIL — 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	110,906	10,780,063
BUILDING PRODUCTS — 6.8%
AAON, Inc. (b)	121,854	13,140,736
Advanced Drainage Systems, Inc.	127,668	20,064,303
Carlisle Cos., Inc.	83,459	37,535,685
Fortune Brands Innovations, Inc.	89,272	7,992,522
Security Description	Shares	Value
Lennox International, Inc.	58,018	$35,059,697
Owens Corning	157,306	27,767,655
Simpson Manufacturing Co., Inc.	76,331	14,599,831
Trex Co., Inc. (a)	196,938	13,112,132
UFP Industries, Inc.	110,391	14,484,403
		183,756,964
CAPITAL MARKETS — 3.1%
Carlyle Group, Inc.	181,482	7,814,615
Evercore, Inc. Class A	44,631	11,306,818
Hamilton Lane, Inc. Class A (b)	73,448	12,367,909
Houlihan Lokey, Inc.	96,174	15,197,415
Interactive Brokers Group, Inc. Class A	116,337	16,212,724
Morningstar, Inc.	48,851	15,589,331
SEI Investments Co.	88,765	6,141,650
		84,630,462
CHEMICALS — 2.3%
Arcadium Lithium PLC (a) (b)	1,179,789	3,362,399
Axalta Coating Systems Ltd. (a)	397,228	14,375,681
Cabot Corp.	66,025	7,379,614
NewMarket Corp.	13,804	7,618,290
Olin Corp.	86,599	4,155,020
RPM International, Inc.	125,969	15,242,249
Scotts Miracle-Gro Co.	29,121	2,524,791
Westlake Corp.	60,160	9,041,446
		63,699,490
COMMERCIAL SERVICES & SUPPLIES — 3.5%
Brink's Co.	80,085	9,261,029
Clean Harbors, Inc. (a)	91,815	22,192,604
MSA Safety, Inc.	71,254	12,636,184
RB Global, Inc. (b)	333,511	26,844,300
Tetra Tech, Inc.	484,210	22,835,344
		93,769,461
COMMUNICATIONS EQUIPMENT — 0.2%
Ciena Corp. (a)	106,008	6,529,033
CONSTRUCTION & ENGINEERING — 2.7%
AECOM	111,740	11,539,390
Comfort Systems USA, Inc.	64,378	25,129,952
EMCOR Group, Inc.	84,454	36,359,981
		73,029,323
CONSTRUCTION MATERIALS — 0.9%
Eagle Materials, Inc. (b)	60,897	17,517,022
Knife River Corp. (a)	72,313	6,464,059
		23,981,081
CONSUMER FINANCE — 0.4%
FirstCash Holdings, Inc.	70,014	8,037,607
SLM Corp.	156,411	3,577,120
		11,614,727
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Casey's General Stores, Inc.	67,168	25,235,689

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Sprouts Farmers Market, Inc. (a)	74,499	$8,225,435
		33,461,124
CONTAINERS & PACKAGING — 0.8%
AptarGroup, Inc.	71,029	11,378,136
Crown Holdings, Inc.	101,608	9,742,175
		21,120,311
DIVERSIFIED CONSUMER SERVICES — 2.0%
Duolingo, Inc. (a)	67,746	19,105,727
Grand Canyon Education, Inc. (a)	52,227	7,408,400
H&R Block, Inc.	252,844	16,068,236
Service Corp. International (b)	134,572	10,621,768
		53,204,131
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Iridium Communications, Inc.	106,444	3,241,220
ELECTRIC UTILITIES — 0.1%
IDACORP, Inc.	37,362	3,851,649
ELECTRICAL EQUIPMENT — 1.5%
Acuity Brands, Inc.	28,218	7,770,955
EnerSys	31,087	3,172,428
NEXTracker, Inc. Class A (a)	259,985	9,744,238
nVent Electric PLC	300,863	21,138,635
		41,826,256
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Cognex Corp.	135,747	5,497,753
Fabrinet (a)	65,452	15,475,471
IPG Photonics Corp. (a)	22,233	1,652,357
Littelfuse, Inc.	31,217	8,280,309
Novanta, Inc. (a)	37,402	6,691,966
Vontier Corp.	278,666	9,402,191
		47,000,047
ENERGY EQUIPMENT & SERVICES — 0.9%
ChampionX Corp.	229,513	6,919,817
Valaris Ltd. (a) (b)	119,837	6,680,913
Weatherford International PLC	132,635	11,263,364
		24,864,094
ENTERTAINMENT — 0.5%
TKO Group Holdings, Inc. (a)	51,379	6,356,096
Warner Music Group Corp. Class A (b)	196,079	6,137,273
		12,493,369
FINANCIAL SERVICES — 1.6%
Equitable Holdings, Inc.	307,091	12,907,035
Euronet Worldwide, Inc. (a)	41,025	4,070,911
MGIC Investment Corp.	177,149	4,535,014
Voya Financial, Inc.	70,738	5,603,864
WEX, Inc. (a)	74,397	15,603,283
		42,720,107
FOOD PRODUCTS — 0.3%
Ingredion, Inc.	42,155	5,793,362
Security Description	Shares	Value
Lancaster Colony Corp.	16,611	$2,933,004
		8,726,366
GROUND TRANSPORTATION — 1.6%
Avis Budget Group, Inc. (b)	30,757	2,694,006
Landstar System, Inc.	43,363	8,189,970
Saia, Inc. (a) (b)	48,109	21,036,141
XPO, Inc. (a)	99,184	10,663,272
		42,583,389
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Haemonetics Corp. (a) (b)	55,249	4,440,915
Lantheus Holdings, Inc. (a) (b)	125,810	13,807,647
LivaNova PLC (a)	36,164	1,900,057
Masimo Corp. (a)	49,244	6,565,702
Penumbra, Inc. (a)	70,349	13,669,514
		40,383,835
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Acadia Healthcare Co., Inc. (a)	168,283	10,670,825
Amedisys, Inc. (a)	24,615	2,375,594
Chemed Corp.	16,290	9,789,802
Encompass Health Corp.	81,477	7,873,937
Ensign Group, Inc.	102,700	14,770,314
HealthEquity, Inc. (a)	79,839	6,534,822
Option Care Health, Inc. (a)	169,201	5,295,991
		57,311,285
HEALTH CARE REITs — 0.3%
Omega Healthcare Investors, Inc. REIT	190,154	7,739,268
HEALTH CARE TECHNOLOGY — 0.2%
Doximity, Inc. Class A (a) (b)	112,545	4,903,586
HOTEL & RESORT REITs — 0.2%
Park Hotels & Resorts, Inc. REIT	375,703	5,297,412
HOTELS, RESTAURANTS & LEISURE — 5.0%
Boyd Gaming Corp.	123,785	8,002,700
Choice Hotels International, Inc. (b)	19,985	2,604,046
Churchill Downs, Inc.	132,943	17,975,223
Hilton Grand Vacations, Inc. (a)	71,285	2,589,071
Hyatt Hotels Corp. Class A (b)	81,413	12,391,059
Light & Wonder, Inc. (a)	160,706	14,580,855
Planet Fitness, Inc. Class A (a)	153,239	12,446,072
Texas Roadhouse, Inc.	120,730	21,320,918
Travel & Leisure Co.	87,851	4,048,174
Vail Resorts, Inc.	44,678	7,786,929
Wendy's Co.	165,752	2,903,975
Wingstop, Inc.	53,052	22,073,876
Wyndham Hotels & Resorts, Inc.	93,774	7,327,500
		136,050,398
HOUSEHOLD DURABLES — 2.7%
KB Home	64,810	5,553,569
Tempur Sealy International, Inc.	314,405	17,166,513
Toll Brothers, Inc.	185,721	28,692,037

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
TopBuild Corp. (a)	54,267	$22,076,358
		73,488,477
INDUSTRIAL REITs — 1.1%
EastGroup Properties, Inc. REIT	54,692	10,217,560
First Industrial Realty Trust, Inc. REIT	114,282	6,397,506
Rexford Industrial Realty, Inc. REIT (b)	153,614	7,728,320
STAG Industrial, Inc. REIT	163,721	6,399,854
		30,743,240
INSURANCE — 2.7%
Kinsale Capital Group, Inc.	40,031	18,637,233
Primerica, Inc.	61,289	16,250,778
RenaissanceRe Holdings Ltd.	51,928	14,145,187
RLI Corp.	49,137	7,615,252
Ryan Specialty Holdings, Inc.	185,330	12,304,059
Selective Insurance Group, Inc.	60,156	5,612,555
		74,565,064
INTERACTIVE MEDIA & SERVICES — 0.1%
ZoomInfo Technologies, Inc. (a)	171,256	1,767,362
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	72,631	6,087,930
Mattel, Inc. (a)	269,002	5,124,488
YETI Holdings, Inc. (a)	97,419	3,997,102
		15,209,520
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Avantor, Inc. (a)	517,312	13,382,861
Azenta, Inc. (a) (b)	56,333	2,728,771
Bruker Corp.	119,303	8,239,065
Medpace Holdings, Inc. (a)	46,020	15,361,476
Repligen Corp. (a)	94,385	14,046,376
Sotera Health Co. (a) (b)	275,052	4,593,368
		58,351,917
MACHINERY — 6.1%
Chart Industries, Inc. (a) (b)	76,222	9,462,199
Crane Co.	88,054	13,937,187
Donaldson Co., Inc.	124,411	9,169,091
Esab Corp.	102,963	10,945,997
Flowserve Corp.	106,305	5,494,905
Graco, Inc.	305,712	26,752,857
ITT, Inc.	147,936	22,117,911
Lincoln Electric Holdings, Inc.	102,575	19,696,452
Middleby Corp. (a)	48,334	6,724,709
RBC Bearings, Inc. (a) (b)	52,580	15,741,400
Terex Corp.	67,423	3,567,351
Timken Co. (b)	44,755	3,772,399
Toro Co.	90,423	7,842,387
Watts Water Technologies, Inc. Class A	49,710	10,299,415
		165,524,260
MARINE — 0.2%
Kirby Corp. (a)	43,773	5,359,128
Security Description	Shares	Value
MEDIA — 0.6%
New York Times Co. Class A	296,047	$16,480,936
METALS & MINING — 1.4%
Reliance, Inc.	99,548	28,790,277
Royal Gold, Inc.	61,953	8,692,006
		37,482,283
OFFICE REITs — 0.1%
COPT Defense Properties REIT	78,900	2,393,037
OIL, GAS & CONSUMABLE FUELS — 4.9%
Antero Midstream Corp.	351,442	5,289,202
Chord Energy Corp.	112,081	14,596,309
Civitas Resources, Inc.	164,114	8,315,656
CNX Resources Corp. (a) (b)	274,278	8,933,234
DT Midstream, Inc.	110,078	8,658,735
Matador Resources Co.	210,371	10,396,535
Murphy Oil Corp.	109,709	3,701,582
Ovintiv, Inc.	478,057	18,314,364
Permian Resources Corp.	1,149,328	15,642,354
Range Resources Corp.	438,580	13,490,721
Texas Pacific Land Corp. (b)	22,821	20,190,652
Viper Energy, Inc.	116,731	5,265,735
		132,795,079
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	73,114	7,856,830
PERSONAL CARE PRODUCTS — 0.9%
BellRing Brands, Inc. (a)	123,178	7,479,368
Coty, Inc. Class A (a)	655,566	6,155,765
elf Beauty, Inc. (a) (b)	102,188	11,141,558
		24,776,691
PHARMACEUTICALS — 0.2%
Jazz Pharmaceuticals PLC (a)	46,659	5,198,279
PROFESSIONAL SERVICES — 2.8%
CACI International, Inc. Class A (a)	14,864	7,499,780
ExlService Holdings, Inc. (a)	165,497	6,313,710
Exponent, Inc.	46,492	5,359,598
FTI Consulting, Inc. (a)	63,872	14,534,712
Insperity, Inc.	32,075	2,822,600
KBR, Inc.	110,091	7,170,227
Maximus, Inc.	78,979	7,357,684
Parsons Corp. (a) (b)	60,515	6,274,195
Paylocity Holding Corp. (a)	78,493	12,948,990
Science Applications International Corp.	32,248	4,491,179
		74,772,675
RESIDENTIAL REITs — 1.1%
American Homes 4 Rent Class A REIT	342,037	13,130,800
Equity LifeStyle Properties, Inc. REIT	216,172	15,421,711
		28,552,511

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
RETAIL REITs — 0.5%
Brixmor Property Group, Inc. REIT	238,492	$6,644,387
NNN REIT, Inc.	122,245	5,927,660
		12,572,047
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Allegro MicroSystems, Inc. (a)	97,839	2,279,649
Cirrus Logic, Inc. (a)	54,791	6,805,590
Lattice Semiconductor Corp. (a)	249,592	13,245,847
MACOM Technology Solutions Holdings, Inc. (a)	65,400	7,276,404
MKS Instruments, Inc.	59,331	6,449,873
Onto Innovation, Inc. (a)	89,434	18,562,921
Power Integrations, Inc.	51,151	3,279,802
Rambus, Inc. (a)	193,643	8,175,607
Silicon Laboratories, Inc. (a)	58,103	6,714,964
Synaptics, Inc. (a)	29,076	2,255,716
Universal Display Corp.	79,924	16,776,048
		91,822,421
SOFTWARE — 4.7%
Altair Engineering, Inc. Class A (a) (b)	107,716	10,287,955
Appfolio, Inc. Class A (a)	41,705	9,817,357
Aspen Technology, Inc. (a) (b)	23,893	5,706,126
Blackbaud, Inc. (a)	44,497	3,768,006
CommVault Systems, Inc. (a)	47,157	7,255,105
Dolby Laboratories, Inc. Class A	61,160	4,680,575
Dropbox, Inc. Class A (a)	430,040	10,935,917
Dynatrace, Inc. (a)	539,110	28,826,212
Manhattan Associates, Inc. (a)	110,855	31,192,380
Qualys, Inc. (a)	66,807	8,582,027
Teradata Corp. (a)	172,795	5,242,600
		126,294,260
SPECIALIZED REITs — 1.7%
CubeSmart REIT	224,431	12,081,121
EPR Properties REIT	84,434	4,140,643
Gaming & Leisure Properties, Inc. REIT (b)	213,841	11,002,120
Lamar Advertising Co. Class A REIT	92,349	12,337,826
National Storage Affiliates Trust REIT	61,565	2,967,433
Rayonier, Inc. REIT	91,633	2,948,750
		45,477,893
SPECIALTY RETAIL — 5.2%
Abercrombie & Fitch Co. Class A (a)	92,571	12,950,683
Burlington Stores, Inc. (a)	68,612	18,077,890
Dick's Sporting Goods, Inc.	55,601	11,603,929
Five Below, Inc. (a)	99,908	8,826,872
Floor & Decor Holdings, Inc. Class A (a) (b)	193,959	24,083,889
Murphy USA, Inc.	33,803	16,660,484
Security Description	Shares	Value
RH (a)	12,080	$4,039,914
Valvoline, Inc. (a)	233,682	9,779,592
Williams-Sonoma, Inc.	232,723	36,053,447
		142,076,700
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Pure Storage, Inc. Class A (a)	559,194	28,093,907
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Capri Holdings Ltd. (a)	101,656	4,314,281
Columbia Sportswear Co. (b)	28,322	2,356,107
Crocs, Inc. (a)	107,578	15,578,370
Skechers USA, Inc. Class A (a)	239,996	16,060,532
		38,309,290
TRADING COMPANIES & DISTRIBUTORS — 2.3%
Applied Industrial Technologies, Inc.	69,477	15,502,403
Core & Main, Inc. Class A (a)	199,360	8,851,584
GATX Corp. (b)	23,728	3,142,774
MSC Industrial Direct Co., Inc. Class A	43,607	3,752,818
Watsco, Inc. (b)	62,974	30,975,651
		62,225,230
WATER UTILITIES — 0.3%
Essential Utilities, Inc.	219,236	8,455,933
TOTAL COMMON STOCKS (Cost $2,438,014,751)		2,711,043,296
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	1,543,758	1,543,758
State Street Navigator Securities Lending Portfolio II (e) (f)	92,625,953	92,625,953
TOTAL SHORT-TERM INVESTMENTS (Cost $94,169,711)		94,169,711
TOTAL INVESTMENTS — 103.4% (Cost $2,532,184,462)		2,805,213,007
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(92,916,822)
NET ASSETS — 100.0%		$2,712,296,185
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,711,043,296	$—	$—	$2,711,043,296
Short-Term Investments	94,169,711	—	—	94,169,711
TOTAL INVESTMENTS	$2,805,213,007	$—	$—	$2,805,213,007

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	858,551	$858,809	$6,353,899	$7,212,708	$86	$(86)	—	$—	$16,811
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	15,673,935	14,130,177	—	—	1,543,758	1,543,758	9,561
State Street Navigator Securities Lending Portfolio II	59,754,443	59,754,443	491,688,672	458,817,162	—	—	92,625,953	92,625,953	70,875
Total		$60,613,252	$513,716,506	$480,160,047	$86	$(86)		$94,169,711	$97,247
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.5%
Curtiss-Wright Corp.	25,103	$8,251,105
Hexcel Corp.	78,699	4,865,959
		13,117,064
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a)	83,439	4,344,669
AIRLINES — 0.5%
American Airlines Group, Inc. (a)	1,232,232	13,850,288
AUTO COMPONENTS — 1.1%
Autoliv, Inc.	55,174	5,151,596
Gentex Corp.	156,446	4,644,882
Goodyear Tire & Rubber Co. (a) (b)	537,982	4,761,141
Lear Corp.	105,494	11,514,670
Visteon Corp. (a)	28,662	2,729,769
		28,802,058
AUTOMOBILES — 0.7%
Harley-Davidson, Inc. (b)	222,109	8,557,860
Thor Industries, Inc. (b)	99,820	10,969,220
		19,527,080
BANKS — 9.8%
Associated Banc-Corp.	280,303	6,037,727
Bank OZK	95,610	4,110,274
Cadence Bank (b)	342,165	10,897,955
Columbia Banking System, Inc.	392,928	10,259,350
Commerce Bancshares, Inc.	129,756	7,707,506
Cullen/Frost Bankers, Inc.	69,593	7,784,673
East West Bancorp, Inc.	119,553	9,891,815
First Financial Bankshares, Inc.	145,613	5,389,137
First Horizon Corp.	1,005,582	15,616,689
FNB Corp.	674,347	9,515,036
Glacier Bancorp, Inc. (b)	212,651	9,718,151
Hancock Whitney Corp.	78,236	4,003,336
Home BancShares, Inc.	348,246	9,433,984
International Bancshares Corp.	57,548	3,440,795
New York Community Bancorp, Inc. (b)	562,601	6,318,009
Old National Bancorp	598,306	11,164,390
Pinnacle Financial Partners, Inc.	84,624	8,290,613
Prosperity Bancshares, Inc.	178,720	12,880,351
SouthState Corp.	142,949	13,891,784
Synovus Financial Corp.	270,070	12,010,013
Texas Capital Bancshares, Inc. (a)	87,204	6,231,598
UMB Financial Corp.	83,135	8,738,320
United Bankshares, Inc.	253,043	9,387,895
Valley National Bancorp	801,839	7,264,661
Webster Financial Corp.	321,693	14,994,111
Western Alliance Bancorp	100,199	8,666,212
Wintrust Financial Corp.	124,729	13,536,838
Zions Bancorp NA	277,101	13,084,709
		260,265,932
Security Description	Shares	Value
BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	8,988	$2,598,790
BIOTECHNOLOGY — 1.6%
BioMarin Pharmaceutical, Inc. (a)	157,126	11,044,386
Cytokinetics, Inc. (a)	122,156	6,449,837
Roivant Sciences Ltd. (a) (b)	312,975	3,611,731
Sarepta Therapeutics, Inc. (a)	36,049	4,502,160
United Therapeutics Corp. (a)	45,891	16,445,040
		42,053,154
BROADLINE RETAIL — 0.5%
Macy's, Inc.	518,269	8,131,641
Nordstrom, Inc.	182,258	4,098,982
		12,230,623
BUILDING PRODUCTS — 0.5%
Fortune Brands Innovations, Inc.	139,664	12,504,118
CAPITAL MARKETS — 3.5%
Affiliated Managers Group, Inc.	55,878	9,935,108
Carlyle Group, Inc.	205,088	8,831,089
Evercore, Inc. Class A	20,863	5,285,432
Federated Hermes, Inc.	148,576	5,463,140
Interactive Brokers Group, Inc. Class A	83,732	11,668,892
Janus Henderson Group PLC	238,909	9,095,266
Jefferies Financial Group, Inc.	304,639	18,750,530
SEI Investments Co.	93,174	6,446,709
Stifel Financial Corp.	192,409	18,067,205
		93,543,371
CHEMICALS — 2.0%
Arcadium Lithium PLC (a) (b)	791,693	2,256,325
Ashland, Inc.	91,578	7,964,539
Avient Corp.	171,267	8,618,155
Cabot Corp.	34,151	3,817,057
Chemours Co.	281,771	5,725,587
Olin Corp.	130,862	6,278,759
RPM International, Inc.	111,138	13,447,698
Scotts Miracle-Gro Co.	49,889	4,325,376
		52,433,496
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Stericycle, Inc. (a)	174,143	10,622,723
COMMUNICATIONS EQUIPMENT — 0.7%
Ciena Corp. (a)	159,047	9,795,705
Lumentum Holdings, Inc. (a) (b)	127,272	8,066,499
		17,862,204
CONSTRUCTION & ENGINEERING — 2.4%
AECOM	135,859	14,030,159
Fluor Corp. (a)	321,433	15,335,568
MasTec, Inc. (a)	115,467	14,213,987
MDU Resources Group, Inc.	382,470	10,483,503
Valmont Industries, Inc.	37,866	10,979,247
		65,042,464

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
CONSTRUCTION MATERIALS — 0.1%
Knife River Corp. (a)	30,991	$2,770,286
CONSUMER FINANCE — 0.9%
Ally Financial, Inc.	514,604	18,314,756
SLM Corp.	246,295	5,632,767
		23,947,523
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.2%
BJ's Wholesale Club Holdings, Inc. (a) (b)	249,109	20,546,510
Performance Food Group Co. (a)	292,463	22,920,325
Sprouts Farmers Market, Inc. (a)	110,816	12,235,195
U.S. Foods Holding Corp. (a)	459,041	28,231,022
		83,933,052
CONTAINERS & PACKAGING — 2.7%
AptarGroup, Inc.	51,080	8,182,505
Berry Global Group, Inc.	215,025	14,617,399
Crown Holdings, Inc.	118,551	11,366,670
Graphic Packaging Holding Co.	563,213	16,665,473
Greif, Inc. Class A	48,717	3,052,607
Silgan Holdings, Inc.	152,187	7,989,818
Sonoco Products Co.	184,277	10,067,053
		71,941,525
DIVERSIFIED CONSUMER SERVICES — 0.6%
Graham Holdings Co. Class B	6,486	5,329,676
Service Corp. International (b)	133,884	10,567,464
		15,897,140
DIVERSIFIED REITs — 1.0%
WP Carey, Inc. REIT	410,807	25,593,276
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Frontier Communications Parent, Inc. (a)	415,071	14,747,473
Iridium Communications, Inc.	111,734	3,402,300
		18,149,773
ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	108,219	6,946,578
IDACORP, Inc.	61,320	6,321,479
OGE Energy Corp.	376,968	15,463,227
Portland General Electric Co.	193,255	9,256,914
TXNM Energy, Inc.	169,561	7,421,685
		45,409,883
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	28,256	7,781,420
EnerSys	43,302	4,418,969
Regal Rexnord Corp.	124,906	20,719,407
Sensata Technologies Holding PLC	283,157	10,154,010
		43,073,806
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Arrow Electronics, Inc. (a)	99,340	13,195,332
Avnet, Inc.	165,225	8,973,370
Security Description	Shares	Value
Belden, Inc.	76,526	$8,963,490
Cognex Corp.	180,092	7,293,726
Coherent Corp. (a)	287,778	25,586,342
Crane NXT Co. (b)	92,739	5,202,658
IPG Photonics Corp. (a)	28,468	2,115,742
Littelfuse, Inc.	14,037	3,723,314
Novanta, Inc. (a) (b)	28,466	5,093,137
TD SYNNEX Corp.	142,774	17,144,302
Vishay Intertechnology, Inc.	214,151	4,049,595
		101,341,008
ENERGY EQUIPMENT & SERVICES — 0.6%
ChampionX Corp.	118,668	3,577,840
NOV, Inc.	738,583	11,795,171
		15,373,011
ENTERTAINMENT — 0.4%
TKO Group Holdings, Inc. (a)	70,986	8,781,678
Warner Music Group Corp. Class A (b)	61,479	1,924,293
		10,705,971
FINANCIAL SERVICES — 2.0%
Equitable Holdings, Inc.	281,989	11,851,998
Essent Group Ltd.	199,362	12,816,983
Euronet Worldwide, Inc. (a)	36,660	3,637,772
MGIC Investment Corp.	301,294	7,713,126
Voya Financial, Inc.	110,660	8,766,485
Western Union Co.	633,311	7,555,400
		52,341,764
FOOD PRODUCTS — 1.8%
Darling Ingredients, Inc. (a)	298,283	11,084,196
Flowers Foods, Inc.	367,307	8,473,772
Ingredion, Inc.	78,100	10,733,283
Lancaster Colony Corp.	18,914	3,339,645
Pilgrim's Pride Corp. (a) (b)	76,093	3,504,083
Post Holdings, Inc. (a)	88,737	10,271,308
		47,406,287
GAS UTILITIES — 2.0%
National Fuel Gas Co.	171,351	10,385,584
New Jersey Resources Corp.	185,995	8,778,964
ONE Gas, Inc. (b)	106,243	7,906,604
Southwest Gas Holdings, Inc.	112,840	8,323,079
Spire, Inc.	108,308	7,288,045
UGI Corp.	402,633	10,073,878
		52,756,154
GROUND TRANSPORTATION — 1.7%
Knight-Swift Transportation Holdings, Inc.	303,743	16,386,935
Landstar System, Inc.	21,415	4,044,651
Ryder System, Inc.	81,204	11,839,543
XPO, Inc. (a)	115,747	12,443,960
		44,715,089
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Dentsply Sirona, Inc. (b)	380,255	10,289,700

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Enovis Corp. (a) (b)	105,427	$4,538,632
Envista Holdings Corp. (a) (b)	324,573	6,413,563
Globus Medical, Inc. Class A (a)	211,962	15,163,762
Haemonetics Corp. (a) (b)	38,643	3,106,124
LivaNova PLC (a)	64,573	3,392,665
Masimo Corp. (a) (b)	31,671	4,222,695
Neogen Corp. (a) (b)	372,230	6,257,186
		53,384,327
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Amedisys, Inc. (a)	35,728	3,448,109
Chemed Corp.	11,264	6,769,326
Encompass Health Corp.	103,770	10,028,333
HealthEquity, Inc. (a)	80,481	6,587,370
Option Care Health, Inc. (a)	145,276	4,547,139
R1 RCM, Inc. (a)	294,815	4,177,528
Tenet Healthcare Corp. (a)	179,879	29,895,890
		65,453,695
HEALTH CARE REITs — 1.2%
Healthcare Realty Trust, Inc. REIT	681,076	12,361,530
Omega Healthcare Investors, Inc. REIT	285,360	11,614,152
Sabra Health Care REIT, Inc.	439,271	8,174,833
		32,150,515
HEALTH CARE TECHNOLOGY — 0.2%
Doximity, Inc. Class A (a) (b)	118,134	5,147,098
HOTELS, RESTAURANTS & LEISURE — 1.5%
Aramark	494,402	19,148,189
Choice Hotels International, Inc. (b)	21,818	2,842,885
Hilton Grand Vacations, Inc. (a) (b)	45,868	1,665,926
Marriott Vacations Worldwide Corp. (b)	60,881	4,473,536
Travel & Leisure Co.	39,506	1,820,437
Vail Resorts, Inc.	24,147	4,208,581
Wendy's Co. (b)	148,243	2,597,217
Wyndham Hotels & Resorts, Inc.	50,690	3,960,917
		40,717,688
HOUSEHOLD DURABLES — 1.2%
KB Home	68,031	5,829,576
Taylor Morrison Home Corp. (a)	195,573	13,740,959
Whirlpool Corp. (b)	103,021	11,023,247
		30,593,782
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Ormat Technologies, Inc. (b)	100,862	7,760,322
INDUSTRIAL REITs — 1.2%
EastGroup Properties, Inc. REIT	34,897	6,519,458
First Industrial Realty Trust, Inc. REIT	129,004	7,221,644
Rexford Industrial Realty, Inc. REIT	250,737	12,614,578
Security Description	Shares	Value
STAG Industrial, Inc. REIT	170,681	$6,671,920
		33,027,600
INSURANCE — 6.5%
American Financial Group, Inc.	135,408	18,225,917
Brighthouse Financial, Inc. (a)	114,686	5,164,310
CNO Financial Group, Inc.	198,248	6,958,505
Fidelity National Financial, Inc.	487,688	30,265,917
First American Financial Corp.	193,017	12,741,052
Hanover Insurance Group, Inc.	67,526	10,001,276
Kemper Corp.	113,519	6,953,039
Old Republic International Corp.	446,312	15,808,371
Reinsurance Group of America, Inc.	123,617	26,932,436
RenaissanceRe Holdings Ltd.	44,003	11,986,417
RLI Corp.	27,503	4,262,415
Selective Insurance Group, Inc.	51,674	4,821,184
Unum Group	320,722	19,063,716
		173,184,555
INTERACTIVE MEDIA & SERVICES — 0.1%
ZoomInfo Technologies, Inc. (a)	364,457	3,761,196
IT SERVICES — 0.4%
Kyndryl Holdings, Inc. (a)	433,639	9,965,024
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	48,752	4,086,393
Mattel, Inc. (a)	356,804	6,797,116
Polaris, Inc.	98,219	8,175,749
YETI Holdings, Inc. (a)	57,526	2,360,292
		21,419,550
LIFE SCIENCES TOOLS & SERVICES — 2.9%
Avantor, Inc. (a)	740,016	19,144,214
Azenta, Inc. (a) (b)	33,241	1,610,194
Bio-Rad Laboratories, Inc. Class A (a)	35,944	12,026,143
Bruker Corp.	83,448	5,762,919
Illumina, Inc. (a)	299,104	39,006,153
		77,549,623
MACHINERY — 3.0%
AGCO Corp. (b)	116,245	11,375,736
CNH Industrial NV	1,647,187	18,283,776
Donaldson Co., Inc.	97,032	7,151,258
Flowserve Corp.	135,494	7,003,685
Middleby Corp. (a)	50,350	7,005,195
Oshkosh Corp.	122,060	12,231,633
Terex Corp.	55,565	2,939,944
Timken Co. (b)	73,490	6,194,472
Toro Co.	101,261	8,782,367
		80,968,066
MARINE — 0.3%
Kirby Corp. (a)	62,991	7,711,988
MEDIA — 0.4%
Nexstar Media Group, Inc. (b)	56,839	9,398,329

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
METALS & MINING — 2.4%
Alcoa Corp.	484,857	$18,705,783
Cleveland-Cliffs, Inc. (a)	877,999	11,212,047
Commercial Metals Co.	215,765	11,858,445
Royal Gold, Inc.	59,166	8,300,990
U.S. Steel Corp. (b)	419,825	14,832,417
		64,909,682
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.2%
Annaly Capital Management, Inc. REIT (b)	940,350	18,872,825
Starwood Property Trust, Inc. REIT (b)	595,609	12,138,511
		31,011,336
MULTI-UTILITIES — 0.5%
Black Hills Corp.	130,790	7,993,885
Northwestern Energy Group, Inc.	114,914	6,575,379
		14,569,264
OFFICE REITs — 1.2%
COPT Defense Properties REIT	129,449	3,926,188
Cousins Properties, Inc. REIT	285,288	8,410,290
Kilroy Realty Corp. REIT	198,124	7,667,399
Vornado Realty Trust REIT	310,923	12,250,366
		32,254,243
OIL, GAS & CONSUMABLE FUELS — 3.6%
Antero Midstream Corp.	267,086	4,019,644
Antero Resources Corp. (a)	548,650	15,718,822
Chesapeake Energy Corp. (b)	387,632	31,882,732
DT Midstream, Inc.	67,827	5,335,272
HF Sinclair Corp.	304,367	13,565,637
Murphy Oil Corp.	152,608	5,148,994
PBF Energy, Inc. Class A	187,968	5,817,610
Texas Pacific Land Corp. (b)	11,639	10,297,489
Viper Energy, Inc.	68,943	3,110,019
		94,896,219
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	41,323	4,440,570
PERSONAL CARE PRODUCTS — 0.3%
BellRing Brands, Inc. (a)	113,863	6,913,761
PHARMACEUTICALS — 0.5%
Jazz Pharmaceuticals PLC (a)	67,110	7,476,725
Perrigo Co. PLC	257,505	6,754,356
		14,231,081
PROFESSIONAL SERVICES — 3.0%
ASGN, Inc. (a)	83,967	7,828,243
CACI International, Inc. Class A (a)	26,323	13,281,533
Concentrix Corp. (b)	88,789	4,550,436
ExlService Holdings, Inc. (a)	131,011	4,998,070
Exponent, Inc.	46,923	5,409,283
Genpact Ltd.	307,532	12,058,330
Insperity, Inc.	33,657	2,961,816
Security Description	Shares	Value
KBR, Inc.	134,722	$8,774,444
ManpowerGroup, Inc.	89,565	6,584,819
Maximus, Inc.	30,670	2,857,217
Parsons Corp. (a)	24,694	2,560,274
Science Applications International Corp.	62,459	8,698,665
		80,563,130
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
Jones Lang LaSalle, Inc. (a)	89,095	24,038,722
RESIDENTIAL REITs — 1.0%
American Homes 4 Rent Class A REIT	236,075	9,062,919
Equity LifeStyle Properties, Inc. REIT	125,949	8,985,202
Independence Realty Trust, Inc. REIT (b)	421,390	8,638,495
		26,686,616
RETAIL REITs — 1.7%
Agree Realty Corp. REIT (b)	188,417	14,193,453
Brixmor Property Group, Inc. REIT	316,448	8,816,241
Kite Realty Group Trust REIT	412,032	10,943,570
NNN REIT, Inc.	217,013	10,522,960
		44,476,224
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Allegro MicroSystems, Inc. (a) (b)	190,713	4,443,613
Amkor Technology, Inc.	213,945	6,546,717
Cirrus Logic, Inc. (a)	43,353	5,384,876
MACOM Technology Solutions Holdings, Inc. (a) (b)	40,336	4,487,783
MKS Instruments, Inc.	64,378	6,998,533
Power Integrations, Inc.	53,636	3,439,140
Synaptics, Inc. (a)	43,990	3,412,744
		34,713,406
SOFTWARE — 0.6%
Aspen Technology, Inc. (a) (b)	25,075	5,988,412
Blackbaud, Inc. (a)	28,631	2,424,473
CommVault Systems, Inc. (a)	33,006	5,077,973
Dolby Laboratories, Inc. Class A	48,440	3,707,113
		17,197,971
SPECIALIZED REITs — 1.9%
CubeSmart REIT	190,094	10,232,760
EPR Properties REIT	54,315	2,663,608
Gaming & Leisure Properties, Inc. REIT (b)	293,435	15,097,231
Lamar Advertising Co. Class A REIT	69,174	9,241,646
National Storage Affiliates Trust REIT	67,266	3,242,221
PotlatchDeltic Corp. REIT	135,554	6,106,708

See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Rayonier, Inc. REIT	156,922	$5,049,750
		51,633,924
SPECIALTY RETAIL — 3.2%
AutoNation, Inc. (a)	49,134	8,791,055
Burlington Stores, Inc. (a)	47,361	12,478,676
Dick's Sporting Goods, Inc. (b)	51,086	10,661,648
GameStop Corp. Class A (a) (b)	727,844	16,689,463
Gap, Inc.	415,018	9,151,147
Lithia Motors, Inc.	50,176	15,937,905
Penske Automotive Group, Inc.	35,291	5,731,964
RH (a) (b)	15,511	5,187,344
		84,629,202
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Capri Holdings Ltd. (a)	115,619	4,906,871
Carter's, Inc. (b)	68,206	4,432,026
Columbia Sportswear Co. (b)	32,185	2,677,470
PVH Corp.	104,741	10,561,035
Under Armour, Inc. Class A (a)	356,431	3,175,800
Under Armour, Inc. Class C (a)	244,437	2,043,493
		27,796,695
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Core & Main, Inc. Class A (a)	155,491	6,903,801
GATX Corp.	42,336	5,607,403
MSC Industrial Direct Co., Inc. Class A (b)	38,986	3,355,135
WESCO International, Inc.	83,944	14,100,913
		29,967,252
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	245,543	9,470,594
TOTAL COMMON STOCKS (Cost $2,393,336,312)		2,650,746,832
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	2,739,147	$2,739,147
State Street Navigator Securities Lending Portfolio II (e) (f)	99,387,260	99,387,260
TOTAL SHORT-TERM INVESTMENTS (Cost $102,126,407)		102,126,407
TOTAL INVESTMENTS — 103.7% (Cost $2,495,462,719)		2,752,873,239
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(97,191,266)
NET ASSETS — 100.0%		$2,655,681,973
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,650,746,832	$—	$—	$2,650,746,832
Short-Term Investments	102,126,407	—	—	102,126,407
TOTAL INVESTMENTS	$2,752,873,239	$—	$—	$2,752,873,239
See accompanying notes to Schedule of Investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$9,605,155	$9,605,155	$—	$—	—	$—	$18,961
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	14,672,374	11,933,227	—	—	2,739,147	2,739,147	8,373
State Street Navigator Securities Lending Portfolio II	39,656,620	39,656,620	417,934,584	358,203,944	—	—	99,387,260	99,387,260	68,358
Total		$39,656,620	$442,212,113	$379,742,326	$—	$—		$102,126,407	$95,692
See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.1%
Axon Enterprise, Inc. (a)	3,372	$1,347,451
AIR FREIGHT & LOGISTICS — 0.3%
CH Robinson Worldwide, Inc.	5,476	604,386
United Parcel Service, Inc. Class B	33,913	4,623,699
		5,228,085
AIRLINES — 0.1%
Delta Air Lines, Inc.	29,709	1,508,920
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	12,304	886,011
BorgWarner, Inc.	10,538	382,424
		1,268,435
AUTOMOBILES — 2.2%
General Motors Co.	52,012	2,332,218
Tesla, Inc. (a)	128,341	33,577,856
		35,910,074
BANKS — 4.9%
Bank of America Corp.	312,180	12,387,303
Bank of New York Mellon Corp.	34,183	2,456,390
Citigroup, Inc.	88,203	5,521,508
Citizens Financial Group, Inc.	20,747	852,079
Fifth Third Bancorp	31,306	1,341,149
Goldman Sachs Group, Inc.	14,630	7,243,459
Huntington Bancshares, Inc.	67,192	987,723
JPMorgan Chase & Co.	131,538	27,736,103
KeyCorp	42,879	718,223
M&T Bank Corp.	7,746	1,379,718
Morgan Stanley	57,571	6,001,201
Northern Trust Corp.	9,340	840,880
PNC Financial Services Group, Inc.	18,346	3,391,258
Regions Financial Corp.	42,290	986,626
State Street Corp. (b)	13,854	1,225,663
Truist Financial Corp.	61,935	2,648,960
U.S. Bancorp	72,147	3,299,282
		79,017,525
BEVERAGES — 1.6%
Coca-Cola Co.	179,401	12,891,756
Keurig Dr. Pepper, Inc.	48,879	1,831,985
Molson Coors Beverage Co. Class B	8,085	465,049
PepsiCo, Inc.	63,518	10,801,236
		25,990,026
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	81,730	16,140,041
Amgen, Inc.	24,816	7,995,963
Biogen, Inc. (a)	6,689	1,296,596
Gilead Sciences, Inc.	57,598	4,829,016
Incyte Corp. (a)	7,380	487,818
Moderna, Inc. (a)	15,625	1,044,219
Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	4,947	$5,200,484
		36,994,137
BROADLINE RETAIL — 0.1%
eBay, Inc.	22,619	1,472,723
BUILDING PRODUCTS — 0.7%
Allegion PLC	4,031	587,478
Carrier Global Corp.	38,786	3,121,885
Johnson Controls International PLC	30,908	2,398,770
Masco Corp.	10,116	849,137
Trane Technologies PLC	10,395	4,040,848
		10,998,118
CAPITAL MARKETS — 2.5%
Ameriprise Financial, Inc.	4,569	2,146,562
BlackRock, Inc.	6,444	6,118,642
Cboe Global Markets, Inc.	4,820	987,473
Charles Schwab Corp.	69,127	4,480,121
CME Group, Inc.	16,637	3,670,954
FactSet Research Systems, Inc.	1,739	799,679
Franklin Resources, Inc.	14,306	288,266
Intercontinental Exchange, Inc.	26,570	4,268,205
Invesco Ltd.	20,857	366,249
MarketAxess Holdings, Inc.	1,762	451,424
Moody's Corp.	7,190	3,412,302
MSCI, Inc.	3,603	2,100,297
Nasdaq, Inc.	19,121	1,396,024
Raymond James Financial, Inc.	8,560	1,048,258
S&P Global, Inc.	14,853	7,673,357
T. Rowe Price Group, Inc.	10,300	1,121,979
		40,329,792
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	10,240	3,048,857
Albemarle Corp.	5,460	517,117
CF Industries Holdings, Inc.	8,356	716,945
Corteva, Inc.	32,020	1,882,456
Dow, Inc.	32,393	1,769,629
Ecolab, Inc.	11,666	2,978,680
FMC Corp.	5,775	380,803
International Flavors & Fragrances, Inc.	11,784	1,236,495
Linde PLC	22,179	10,576,278
LyondellBasell Industries NV Class A	12,062	1,156,746
Mosaic Co.	14,789	396,049
PPG Industries, Inc.	10,795	1,429,906
Sherwin-Williams Co.	10,716	4,089,976
		30,179,937
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	15,836	3,260,316
Republic Services, Inc.	9,440	1,895,929
Waste Management, Inc.	16,888	3,505,949
		8,662,194

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.	186,251	$9,912,278
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	6,784	2,022,650
CONSUMER FINANCE — 0.8%
American Express Co.	25,915	7,028,148
Capital One Financial Corp.	17,674	2,646,328
Discover Financial Services	11,620	1,630,170
Synchrony Financial	18,231	909,362
		12,214,008
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.6%
Costco Wholesale Corp.	20,532	18,202,029
Kroger Co.	30,682	1,758,079
Sysco Corp.	22,785	1,778,597
Target Corp.	21,446	3,342,573
Walgreens Boots Alliance, Inc.	33,103	296,603
Walmart, Inc.	200,870	16,220,252
		41,598,133
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	66,875	757,694
Avery Dennison Corp.	3,672	810,631
Ball Corp.	14,060	954,815
Smurfit WestRock PLC	22,870	1,130,235
		3,653,375
DISTRIBUTORS — 0.1%
Genuine Parts Co.	6,444	900,098
LKQ Corp.	12,164	485,587
Pool Corp.	1,748	658,646
		2,044,331
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc.	331,608	7,295,376
ELECTRIC UTILITIES — 0.9%
Edison International	17,838	1,553,511
Entergy Corp.	9,880	1,300,307
Eversource Energy	16,554	1,126,500
Exelon Corp.	46,198	1,873,329
NextEra Energy, Inc.	94,985	8,029,082
		13,882,729
ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	10,716	1,840,044
Eaton Corp. PLC	18,446	6,113,742
Emerson Electric Co.	26,483	2,896,446
Rockwell Automation, Inc.	5,215	1,400,019
		12,250,251
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Hubbell, Inc.	2,448	1,048,601
TE Connectivity PLC	14,014	2,115,974
		3,164,575
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	45,940	1,660,731
Security Description	Shares	Value
Halliburton Co.	40,797	$1,185,153
Schlumberger NV	65,710	2,756,534
		5,602,418
ENTERTAINMENT — 0.7%
Electronic Arts, Inc.	11,106	1,593,045
Take-Two Interactive Software, Inc. (a)	7,562	1,162,355
Walt Disney Co.	83,915	8,071,784
		10,827,184
FINANCIAL SERVICES — 3.3%
Corpay, Inc. (a)	3,172	992,075
Fidelity National Information Services, Inc.	25,257	2,115,274
Fiserv, Inc. (a)	26,667	4,790,726
Global Payments, Inc.	11,740	1,202,411
Jack Henry & Associates, Inc.	3,372	595,293
Mastercard, Inc. Class A	38,120	18,823,656
PayPal Holdings, Inc. (a)	47,320	3,692,379
Visa, Inc. Class A	77,246	21,238,788
		53,450,602
FOOD PRODUCTS — 1.0%
Archer-Daniels-Midland Co.	22,127	1,321,867
Campbell Soup Co.	9,125	446,395
Conagra Brands, Inc.	22,120	719,342
General Mills, Inc.	25,761	1,902,450
Hershey Co.	6,797	1,303,529
Hormel Foods Corp.	13,480	427,316
J.M. Smucker Co.	4,920	595,812
Kellanova	12,400	1,000,804
Kraft Heinz Co.	40,789	1,432,102
Lamb Weston Holdings, Inc.	6,644	430,133
McCormick & Co., Inc.	11,633	957,396
Mondelez International, Inc. Class A	61,726	4,547,354
Tyson Foods, Inc. Class A	13,216	787,145
		15,871,645
GROUND TRANSPORTATION — 1.3%
CSX Corp.	89,702	3,097,410
JB Hunt Transport Services, Inc.	3,702	637,966
Norfolk Southern Corp.	10,433	2,592,600
Uber Technologies, Inc. (a)	97,154	7,302,095
Union Pacific Corp.	28,212	6,953,694
		20,583,765
HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Abbott Laboratories	80,466	9,173,929
Baxter International, Inc.	23,545	894,004
Becton Dickinson & Co.	13,341	3,216,515
Boston Scientific Corp. (a)	68,124	5,708,791
Edwards Lifesciences Corp. (a)	27,825	1,836,172
Hologic, Inc. (a)	10,766	876,998
IDEXX Laboratories, Inc. (a)	3,837	1,938,529
Medtronic PLC	59,321	5,340,670
ResMed, Inc.	6,844	1,670,757

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Stryker Corp.	15,821	$5,715,494
Teleflex, Inc.	2,174	537,674
Zimmer Biomet Holdings, Inc.	9,396	1,014,298
		37,923,831
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Cardinal Health, Inc.	11,280	1,246,666
Cencora, Inc.	8,069	1,816,170
Centene Corp. (a)	24,297	1,829,078
Cigna Group	12,955	4,488,130
CVS Health Corp.	58,150	3,656,472
DaVita, Inc. (a)	2,161	354,253
Elevance Health, Inc.	10,692	5,559,840
Humana, Inc.	5,615	1,778,495
Quest Diagnostics, Inc.	5,101	791,930
UnitedHealth Group, Inc.	42,735	24,986,300
		46,507,334
HEALTH CARE REITs — 0.3%
Healthpeak Properties, Inc. REIT	32,528	743,916
Ventas, Inc. REIT	19,118	1,226,037
Welltower, Inc. REIT	26,708	3,419,425
		5,389,378
HOTEL & RESORT REITs — 0.0% (c)
Host Hotels & Resorts, Inc. REIT	32,437	570,891
HOTELS, RESTAURANTS & LEISURE — 2.0%
Caesars Entertainment, Inc. (a)	9,977	416,440
Carnival Corp. (a)	46,719	863,367
Chipotle Mexican Grill, Inc. (a)	63,345	3,649,939
Expedia Group, Inc. (a)	5,720	846,675
Hilton Worldwide Holdings, Inc.	11,420	2,632,310
Las Vegas Sands Corp.	16,371	824,116
Marriott International, Inc. Class A	10,791	2,682,643
McDonald's Corp.	33,160	10,097,552
MGM Resorts International (a)	10,713	418,771
Norwegian Cruise Line Holdings Ltd. (a)	20,334	417,050
Royal Caribbean Cruises Ltd.	10,909	1,934,820
Starbucks Corp.	52,425	5,110,913
Wynn Resorts Ltd.	4,296	411,901
Yum! Brands, Inc.	13,047	1,822,796
		32,129,293
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	13,588	2,592,183
Mohawk Industries, Inc. (a)	2,468	396,558
PulteGroup, Inc.	9,622	1,381,046
		4,369,787
HOUSEHOLD PRODUCTS — 1.4%
Colgate-Palmolive Co.	37,774	3,921,319
Procter & Gamble Co.	108,851	18,852,993
		22,774,312
INDUSTRIAL CONGLOMERATES — 0.6%
General Electric Co.	50,102	9,448,235
Security Description	Shares	Value
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	42,787	$5,403,142
INSURANCE — 2.3%
Aflac, Inc.	23,353	2,610,865
Allstate Corp.	12,196	2,312,971
American International Group, Inc.	29,800	2,182,254
Aon PLC Class A	10,101	3,494,845
Arch Capital Group Ltd. (a)	17,342	1,940,223
Arthur J Gallagher & Co.	10,120	2,847,464
Assurant, Inc.	2,410	479,253
Chubb Ltd.	17,361	5,006,739
Everest Group Ltd.	1,974	773,472
Globe Life, Inc.	4,201	444,928
Hartford Financial Services Group, Inc.	13,519	1,589,970
Marsh & McLennan Cos., Inc.	22,780	5,081,990
MetLife, Inc.	27,232	2,246,095
Principal Financial Group, Inc.	9,883	848,950
Prudential Financial, Inc.	16,496	1,997,666
Travelers Cos., Inc.	10,581	2,477,224
Willis Towers Watson PLC	4,742	1,396,661
		37,731,570
INTERACTIVE MEDIA & SERVICES — 5.1%
Alphabet, Inc. Class A	270,903	44,929,262
Alphabet, Inc. Class C	222,146	37,140,590
		82,069,852
IT SERVICES — 0.7%
Accenture PLC Class A	29,000	10,250,920
Akamai Technologies, Inc. (a)	7,044	711,092
		10,962,012
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	6,075	439,344
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	13,523	2,007,895
Charles River Laboratories International, Inc. (a)	2,348	462,485
Danaher Corp.	29,724	8,263,866
Mettler-Toledo International, Inc. (a)	958	1,436,713
Revvity, Inc.	5,720	730,730
Waters Corp. (a)	2,776	999,055
		13,900,744
MACHINERY — 2.3%
Caterpillar, Inc.	22,444	8,778,297
Cummins, Inc.	6,279	2,033,077
Deere & Co.	11,801	4,924,911
Dover Corp.	6,409	1,228,862
Fortive Corp.	16,199	1,278,587
IDEX Corp.	3,465	743,242
Illinois Tool Works, Inc.	12,448	3,262,247
Ingersoll Rand, Inc.	18,623	1,828,034
Otis Worldwide Corp.	18,541	1,927,152
PACCAR, Inc.	24,260	2,393,977

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Parker-Hannifin Corp.	5,942	$3,754,274
Pentair PLC	7,635	746,627
Stanley Black & Decker, Inc.	7,136	785,888
Westinghouse Air Brake Technologies Corp.	8,136	1,478,881
Xylem, Inc.	11,241	1,517,872
		36,681,928
MEDIA — 0.6%
Comcast Corp. Class A	178,598	7,460,039
Interpublic Group of Cos., Inc.	17,408	550,615
News Corp. Class A	17,455	464,827
News Corp. Class B	5,134	143,495
Omnicom Group, Inc.	9,028	933,405
Paramount Global Class B	27,484	291,880
		9,844,261
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	66,472	3,318,282
Newmont Corp.	53,019	2,833,866
		6,152,148
MULTI-UTILITIES — 0.4%
Consolidated Edison, Inc.	16,036	1,669,829
Public Service Enterprise Group, Inc.	23,068	2,057,896
Sempra	29,278	2,448,519
		6,176,244
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	7,204	855,475
BXP, Inc. REIT	6,729	541,415
		1,396,890
OIL, GAS & CONSUMABLE FUELS — 3.6%
Chevron Corp.	78,611	11,577,042
Devon Energy Corp.	28,958	1,132,837
Diamondback Energy, Inc.	8,268	1,425,403
EQT Corp.	27,454	1,005,915
Exxon Mobil Corp.	205,497	24,088,358
Hess Corp.	12,784	1,736,067
Kinder Morgan, Inc.	89,282	1,972,239
Marathon Petroleum Corp.	15,463	2,519,077
Occidental Petroleum Corp.	31,133	1,604,595
ONEOK, Inc.	26,980	2,458,688
Phillips 66 Co.	19,387	2,548,421
Targa Resources Corp.	10,116	1,497,269
Valero Energy Corp.	14,852	2,005,466
Williams Cos., Inc.	56,359	2,572,788
		58,144,165
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	10,806	1,077,250
PHARMACEUTICALS — 3.9%
Bristol-Myers Squibb Co.	93,765	4,851,401
Eli Lilly & Co.	36,525	32,358,959
Merck & Co., Inc.	117,215	13,310,936
Security Description	Shares	Value
Pfizer, Inc.	262,010	$7,582,569
Zoetis, Inc.	20,985	4,100,049
		62,203,914
PROFESSIONAL SERVICES — 0.6%
Automatic Data Processing, Inc.	18,892	5,227,983
Broadridge Financial Solutions, Inc.	5,385	1,157,937
Dayforce, Inc. (a)	7,344	449,820
Paychex, Inc.	14,868	1,995,137
Verisk Analytics, Inc.	6,580	1,763,177
		10,594,054
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	13,935	1,734,629
CoStar Group, Inc. (a)	18,984	1,432,153
		3,166,782
RESIDENTIAL REITs — 0.2%
AvalonBay Communities, Inc. REIT	6,564	1,478,541
Equity Residential REIT	15,739	1,171,926
UDR, Inc. REIT	13,908	630,589
		3,281,056
RETAIL REITs — 0.1%
Federal Realty Investment Trust REIT	3,502	402,625
Kimco Realty Corp. REIT	31,174	723,860
Regency Centers Corp. REIT	7,605	549,309
		1,675,794
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.7%
Advanced Micro Devices, Inc. (a)	74,818	12,276,137
Applied Materials, Inc.	38,289	7,736,292
Intel Corp.	197,346	4,629,737
KLA Corp.	6,185	4,789,726
Lam Research Corp.	6,046	4,934,020
Micron Technology, Inc.	51,269	5,317,108
NVIDIA Corp.	1,137,609	138,151,237
ON Semiconductor Corp. (a)	19,829	1,439,784
QUALCOMM, Inc.	51,519	8,760,806
		188,034,847
SOFTWARE — 10.8%
Adobe, Inc. (a)	20,495	10,611,901
Autodesk, Inc. (a)	9,933	2,736,343
Microsoft Corp.	343,711	147,898,844
Salesforce, Inc.	44,768	12,253,449
		173,500,537
SPECIALIZED REITs — 1.2%
American Tower Corp. REIT	21,574	5,017,250
Digital Realty Trust, Inc. REIT	14,220	2,301,223
Equinix, Inc. REIT	4,356	3,866,516
Extra Space Storage, Inc. REIT	9,789	1,763,880
Iron Mountain, Inc. REIT	13,610	1,617,276
Public Storage REIT	7,244	2,635,874

See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SBA Communications Corp. REIT	4,948	$1,190,984
Weyerhaeuser Co. REIT	33,650	1,139,389
		19,532,392
SPECIALTY RETAIL — 2.4%
Best Buy Co., Inc.	9,035	933,315
CarMax, Inc. (a)	7,244	560,541
Home Depot, Inc.	45,867	18,585,308
Lowe's Cos., Inc.	26,311	7,126,334
Ross Stores, Inc.	15,412	2,319,660
TJX Cos., Inc.	52,277	6,144,639
Tractor Supply Co.	4,948	1,439,522
Ulta Beauty, Inc. (a)	2,248	874,742
		37,984,061
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.4%
Apple, Inc.	703,065	163,814,145
Hewlett Packard Enterprise Co.	60,109	1,229,830
HP, Inc.	45,206	1,621,539
Western Digital Corp. (a)	15,112	1,031,999
		167,697,513
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Deckers Outdoor Corp. (a)	7,044	1,123,166
Lululemon Athletica, Inc. (a)	5,320	1,443,582
NIKE, Inc. Class B	55,518	4,907,791
Ralph Lauren Corp.	1,818	352,455
Tapestry, Inc.	10,615	498,693
		8,325,687
TRADING COMPANIES & DISTRIBUTORS — 0.3%
United Rentals, Inc.	3,039	2,460,769
WW Grainger, Inc.	2,048	2,127,483
		4,588,252
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	9,008	$1,317,330
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile U.S., Inc.	22,686	4,681,483
TOTAL COMMON STOCKS (Cost $1,294,856,875)		1,608,957,050
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e) (Cost $996,334)	996,334	996,334
TOTAL INVESTMENTS — 99.9% (Cost $1,295,853,209)		1,609,953,384
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,011,321
NET ASSETS — 100.0%		$1,610,964,705
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 ESG Index (long)	6	12/20/2024	$1,523,285	$1,544,940	$21,655
See accompanying notes to Schedule of Investments.

SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,608,957,050	$—	$—	$1,608,957,050
Short-Term Investment	996,334	—	—	996,334
TOTAL INVESTMENTS	$1,609,953,384	$—	$—	$1,609,953,384
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$21,655	$—	$—	$21,655
TOTAL OTHER FINANCIAL INSTRUMENTS:	$21,655	$—	$—	$21,655

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	11,598	$858,252	$194,129	$12,369	$2,506	$183,145	13,854	$1,225,663	$8,003
State Street Institutional Liquid Reserves Fund, Premier Class	598,678	598,858	3,151,484	3,750,342	15	(15)	—	—	8,203
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	5,799,639	4,803,305	—	—	996,334	996,334	5,708
Total		$1,457,110	$9,145,252	$8,566,016	$2,521	$183,130		$2,221,997	$21,914
See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
Axon Enterprise, Inc. (a)	2,768	$1,106,093
Boeing Co. (a)	22,671	3,446,899
General Dynamics Corp.	10,145	3,065,819
Howmet Aerospace, Inc.	15,721	1,576,030
Huntington Ingalls Industries, Inc.	1,564	413,490
L3Harris Technologies, Inc.	7,473	1,777,602
Lockheed Martin Corp.	8,346	4,878,738
Northrop Grumman Corp.	5,409	2,856,331
RTX Corp.	52,426	6,351,934
Textron, Inc.	7,373	653,100
TransDigm Group, Inc.	2,197	3,135,405
		29,261,441
AIR FREIGHT & LOGISTICS — 0.4%
CH Robinson Worldwide, Inc.	4,622	510,130
Expeditors International of Washington, Inc.	5,552	729,533
FedEx Corp.	8,868	2,426,994
United Parcel Service, Inc. Class B	28,571	3,895,370
		7,562,027
AIRLINES — 0.1%
Delta Air Lines, Inc.	25,251	1,282,498
Southwest Airlines Co. (b)	23,121	685,075
United Airlines Holdings, Inc. (a)	12,857	733,621
		2,701,194
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	10,457	753,009
BorgWarner, Inc.	9,281	336,807
		1,089,816
AUTOMOBILES — 1.7%
Ford Motor Co.	155,228	1,639,208
General Motors Co.	44,223	1,982,959
Tesla, Inc. (a)	109,171	28,562,409
		32,184,576
BANKS — 4.0%
Bank of America Corp.	265,622	10,539,881
Bank of New York Mellon Corp.	29,037	2,086,599
Citigroup, Inc.	75,207	4,707,958
Citizens Financial Group, Inc.	17,639	724,434
Fifth Third Bancorp	26,697	1,143,699
Goldman Sachs Group, Inc.	12,426	6,152,237
Huntington Bancshares, Inc.	57,245	841,501
JPMorgan Chase & Co.	111,949	23,605,566
KeyCorp	36,889	617,891
M&T Bank Corp.	6,558	1,168,111
Morgan Stanley	49,016	5,109,428
Northern Trust Corp.	7,934	714,298
PNC Financial Services Group, Inc.	15,640	2,891,054
Regions Financial Corp.	36,007	840,043
State Street Corp. (c)	11,934	1,055,801
Security Description	Shares	Value
Truist Financial Corp.	52,689	$2,253,509
U.S. Bancorp	61,641	2,818,843
Wells Fargo & Co.	133,931	7,565,762
		74,836,615
BEVERAGES — 1.4%
Brown-Forman Corp. Class B	7,057	347,205
Coca-Cola Co.	152,620	10,967,273
Constellation Brands, Inc. Class A	6,166	1,588,917
Keurig Dr. Pepper, Inc.	41,283	1,547,287
Molson Coors Beverage Co. Class B	6,912	397,578
Monster Beverage Corp. (a)	27,749	1,447,665
PepsiCo, Inc.	54,044	9,190,182
		25,486,107
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	69,499	13,724,663
Amgen, Inc.	21,142	6,812,164
Biogen, Inc. (a)	5,673	1,099,654
Gilead Sciences, Inc.	48,986	4,106,986
Incyte Corp. (a)	6,307	416,893
Moderna, Inc. (a)	12,964	866,384
Regeneron Pharmaceuticals, Inc. (a)	4,180	4,394,183
Vertex Pharmaceuticals, Inc. (a)	10,156	4,723,352
		36,144,279
BROADLINE RETAIL — 3.7%
Amazon.com, Inc. (a)	367,524	68,480,747
eBay, Inc.	19,241	1,252,781
		69,733,528
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	4,870	437,472
Allegion PLC	3,457	503,823
Builders FirstSource, Inc. (a)	4,583	888,460
Carrier Global Corp.	32,810	2,640,877
Johnson Controls International PLC	26,284	2,039,901
Masco Corp.	8,851	742,953
Trane Technologies PLC	8,880	3,451,923
		10,705,409
CAPITAL MARKETS — 2.3%
Ameriprise Financial, Inc.	3,864	1,815,346
BlackRock, Inc.	5,478	5,201,416
Blackstone, Inc.	28,332	4,338,479
Cboe Global Markets, Inc.	4,126	845,294
Charles Schwab Corp.	58,820	3,812,124
CME Group, Inc.	14,169	3,126,390
FactSet Research Systems, Inc.	1,496	687,936
Franklin Resources, Inc.	12,610	254,092
Intercontinental Exchange, Inc.	22,665	3,640,906
Invesco Ltd.	17,829	313,077
KKR & Co., Inc.	26,495	3,459,717
MarketAxess Holdings, Inc.	1,489	381,482
Moody's Corp.	6,163	2,924,898

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MSCI, Inc.	3,093	$1,803,002
Nasdaq, Inc.	16,409	1,198,021
Raymond James Financial, Inc.	7,294	893,223
S&P Global, Inc.	12,600	6,509,412
T. Rowe Price Group, Inc.	8,837	962,614
		42,167,429
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.	8,748	2,604,630
Albemarle Corp. (b)	4,609	436,518
Celanese Corp.	3,914	532,147
CF Industries Holdings, Inc.	7,099	609,094
Corteva, Inc.	27,238	1,601,322
Dow, Inc.	27,611	1,508,389
DuPont de Nemours, Inc.	16,427	1,463,810
Eastman Chemical Co.	4,708	527,061
Ecolab, Inc.	10,016	2,557,385
FMC Corp.	5,079	334,909
International Flavors & Fragrances, Inc.	9,997	1,048,985
Linde PLC	18,913	9,018,853
LyondellBasell Industries NV Class A	10,113	969,837
Mosaic Co.	12,909	345,703
PPG Industries, Inc.	9,254	1,225,785
Sherwin-Williams Co.	9,131	3,485,029
		28,269,457
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	13,554	2,790,498
Copart, Inc. (a)	34,797	1,823,363
Republic Services, Inc.	8,130	1,632,829
Rollins, Inc.	11,104	561,640
Veralto Corp.	9,721	1,087,391
Waste Management, Inc.	14,369	2,983,004
		10,878,725
COMMUNICATIONS EQUIPMENT — 0.9%
Arista Networks, Inc. (a)	10,136	3,890,400
Cisco Systems, Inc.	158,519	8,436,381
F5, Inc. (a)	2,345	516,369
Juniper Networks, Inc.	12,846	500,737
Motorola Solutions, Inc.	6,577	2,957,216
		16,301,103
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	5,810	1,732,251
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,405	1,294,491
Vulcan Materials Co.	5,196	1,301,235
		2,595,726
CONSUMER FINANCE — 0.6%
American Express Co.	22,098	5,992,978
Capital One Financial Corp.	15,055	2,254,185
Discover Financial Services	9,864	1,383,820
Security Description	Shares	Value
Synchrony Financial	15,551	$775,684
		10,406,667
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.0%
Costco Wholesale Corp.	17,443	15,463,568
Dollar General Corp.	8,660	732,376
Dollar Tree, Inc. (a)	7,950	559,044
Kroger Co.	26,150	1,498,395
Sysco Corp.	19,349	1,510,383
Target Corp.	18,239	2,842,730
Walgreens Boots Alliance, Inc.	27,883	249,832
Walmart, Inc.	170,897	13,799,933
		36,656,261
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	57,179	647,838
Avery Dennison Corp.	3,211	708,860
Ball Corp.	11,944	811,117
International Paper Co.	14,077	687,662
Packaging Corp. of America	3,558	766,393
Smurfit WestRock PLC	19,416	959,539
		4,581,409
DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,559	776,481
LKQ Corp.	10,358	413,492
Pool Corp.	1,534	578,011
		1,767,984
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	282,462	6,214,164
Verizon Communications, Inc.	165,629	7,438,398
		13,652,562
ELECTRIC UTILITIES — 1.7%
Alliant Energy Corp.	10,417	632,208
American Electric Power Co., Inc.	20,649	2,118,587
Constellation Energy Corp.	12,304	3,199,286
Duke Energy Corp.	30,444	3,510,193
Edison International	14,971	1,303,824
Entergy Corp.	8,513	1,120,396
Evergy, Inc.	8,905	552,199
Eversource Energy	13,608	926,024
Exelon Corp.	39,332	1,594,913
FirstEnergy Corp.	20,431	906,115
NextEra Energy, Inc.	81,062	6,852,171
NRG Energy, Inc.	8,120	739,732
PG&E Corp.	84,310	1,666,809
Pinnacle West Capital Corp.	4,475	396,440
PPL Corp.	28,889	955,648
Southern Co.	43,105	3,887,209
Xcel Energy, Inc.	21,792	1,423,018
		31,784,772
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	9,228	1,584,540
Eaton Corp. PLC	15,664	5,191,676
Emerson Electric Co.	22,542	2,465,418

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
GE Vernova, Inc. (a)	10,756	$2,742,565
Generac Holdings, Inc. (a)	2,450	389,256
Rockwell Automation, Inc.	4,506	1,209,681
		13,583,136
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	47,702	3,108,262
CDW Corp.	5,352	1,211,158
Corning, Inc.	30,301	1,368,090
Hubbell, Inc.	2,140	916,669
Jabil, Inc.	4,464	534,921
Keysight Technologies, Inc. (a)	6,910	1,098,206
TE Connectivity PLC	11,958	1,805,538
Teledyne Technologies, Inc. (a)	1,868	817,549
Trimble, Inc. (a)	9,617	597,120
Zebra Technologies Corp. Class A (a)	2,077	769,155
		12,226,668
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	39,557	1,429,986
Halliburton Co.	35,164	1,021,514
Schlumberger NV	55,872	2,343,830
		4,795,330
ENTERTAINMENT — 1.2%
Electronic Arts, Inc.	9,459	1,356,799
Live Nation Entertainment, Inc. (a)	6,163	674,787
Netflix, Inc. (a)	16,886	11,976,733
Take-Two Interactive Software, Inc. (a)	6,154	945,931
Walt Disney Co.	71,358	6,863,926
Warner Bros Discovery, Inc. (a)	86,543	713,980
		22,532,156
FINANCIAL SERVICES — 4.2%
Berkshire Hathaway, Inc. Class B (a)	72,074	33,172,779
Corpay, Inc. (a)	2,732	854,460
Fidelity National Information Services, Inc.	21,467	1,797,861
Fiserv, Inc. (a)	22,654	4,069,791
Global Payments, Inc.	10,012	1,025,429
Jack Henry & Associates, Inc.	2,882	508,788
Mastercard, Inc. Class A	32,463	16,030,230
PayPal Holdings, Inc. (a)	40,227	3,138,913
Visa, Inc. Class A	65,719	18,069,439
		78,667,690
FOOD PRODUCTS — 0.8%
Archer-Daniels-Midland Co.	18,814	1,123,948
Bunge Global SA	5,573	538,575
Campbell Soup Co.	7,884	385,685
Conagra Brands, Inc.	18,623	605,620
General Mills, Inc.	21,902	1,617,463
Hershey Co.	5,886	1,128,817
Hormel Foods Corp.	11,361	360,144
Security Description	Shares	Value
J.M. Smucker Co.	4,200	$508,620
Kellanova	10,743	867,067
Kraft Heinz Co.	34,722	1,219,089
Lamb Weston Holdings, Inc.	5,593	362,091
McCormick & Co., Inc.	9,836	809,503
Mondelez International, Inc. Class A	52,558	3,871,948
Tyson Foods, Inc. Class A	11,541	687,382
		14,085,952
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	5,975	828,792
GROUND TRANSPORTATION — 1.0%
CSX Corp.	76,283	2,634,052
JB Hunt Transport Services, Inc.	3,275	564,381
Norfolk Southern Corp.	8,946	2,223,081
Old Dominion Freight Line, Inc.	7,147	1,419,680
Uber Technologies, Inc. (a)	82,822	6,224,901
Union Pacific Corp.	23,969	5,907,879
		18,973,974
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Abbott Laboratories	68,560	7,816,526
Align Technology, Inc. (a)	2,762	702,432
Baxter International, Inc.	19,778	750,971
Becton Dickinson & Co.	11,406	2,749,987
Boston Scientific Corp. (a)	57,855	4,848,249
Cooper Cos., Inc. (a)	7,814	862,197
Dexcom, Inc. (a)	15,759	1,056,483
Edwards Lifesciences Corp. (a)	23,974	1,582,044
GE HealthCare Technologies, Inc.	17,967	1,686,203
Hologic, Inc. (a)	9,277	755,704
IDEXX Laboratories, Inc. (a)	3,237	1,635,397
Insulet Corp. (a)	2,750	640,062
Intuitive Surgical, Inc. (a)	13,934	6,845,356
Medtronic PLC	50,468	4,543,634
ResMed, Inc.	5,788	1,412,967
Solventum Corp. (a)	5,458	380,532
STERIS PLC	3,944	956,578
Stryker Corp.	13,351	4,823,182
Teleflex, Inc.	1,849	457,295
Zimmer Biomet Holdings, Inc.	8,013	865,003
		45,370,802
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Cardinal Health, Inc.	9,716	1,073,812
Cencora, Inc.	6,864	1,544,949
Centene Corp. (a)	20,698	1,558,146
Cigna Group	11,000	3,810,840
CVS Health Corp.	49,722	3,126,520
DaVita, Inc. (a)	1,816	297,697
Elevance Health, Inc.	9,124	4,744,480
HCA Healthcare, Inc.	7,312	2,971,816
Henry Schein, Inc. (a)	5,131	374,050
Humana, Inc.	4,739	1,501,031
Labcorp Holdings, Inc.	3,340	746,423
McKesson Corp.	5,103	2,523,025

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Molina Healthcare, Inc. (a)	2,296	$791,110
Quest Diagnostics, Inc.	4,465	693,191
UnitedHealth Group, Inc.	36,334	21,243,763
Universal Health Services, Inc. Class B	2,405	550,769
		47,551,622
HEALTH CARE REITs — 0.2%
Healthpeak Properties, Inc. REIT	28,025	640,932
Ventas, Inc. REIT	15,683	1,005,751
Welltower, Inc. REIT	22,770	2,915,243
		4,561,926
HOTEL & RESORT REITs — 0.0% (d)
Host Hotels & Resorts, Inc. REIT	27,395	482,152
HOTELS, RESTAURANTS & LEISURE — 2.0%
Airbnb, Inc. Class A (a)	17,174	2,177,835
Booking Holdings, Inc.	1,319	5,555,786
Caesars Entertainment, Inc. (a)	8,240	343,938
Carnival Corp. (a)	39,420	728,482
Chipotle Mexican Grill, Inc. (a)	54,233	3,124,905
Darden Restaurants, Inc.	4,705	772,232
Domino's Pizza, Inc.	1,405	604,347
Expedia Group, Inc. (a)	4,906	726,186
Hilton Worldwide Holdings, Inc.	9,697	2,235,158
Las Vegas Sands Corp.	13,909	700,179
Marriott International, Inc. Class A	9,194	2,285,628
McDonald's Corp.	28,225	8,594,795
MGM Resorts International (a)	9,086	355,172
Norwegian Cruise Line Holdings Ltd. (a) (b)	16,837	345,327
Royal Caribbean Cruises Ltd.	9,310	1,651,222
Starbucks Corp.	44,740	4,361,702
Wynn Resorts Ltd.	3,761	360,605
Yum! Brands, Inc.	11,157	1,558,744
		36,482,243
HOUSEHOLD DURABLES — 0.4%
DR Horton, Inc.	11,546	2,202,630
Garmin Ltd.	6,144	1,081,528
Lennar Corp. Class A	9,509	1,782,747
Mohawk Industries, Inc. (a)	2,075	333,411
NVR, Inc. (a)	121	1,187,228
PulteGroup, Inc.	8,165	1,171,923
		7,759,467
HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	9,617	1,007,092
Clorox Co.	4,868	793,046
Colgate-Palmolive Co.	32,150	3,337,492
Kimberly-Clark Corp.	13,344	1,898,584
Procter & Gamble Co.	92,623	16,042,304
		23,078,518
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	25,914	519,835
Security Description	Shares	Value
Vistra Corp.	13,518	$1,602,424
		2,122,259
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	21,615	2,954,770
General Electric Co.	42,664	8,045,577
Honeywell International, Inc.	25,622	5,296,324
		16,296,671
INDUSTRIAL REITs — 0.3%
Prologis, Inc. REIT	36,521	4,611,872
INSURANCE — 2.2%
Aflac, Inc.	19,836	2,217,332
Allstate Corp.	10,406	1,973,498
American International Group, Inc.	25,338	1,855,502
Aon PLC Class A	8,598	2,974,822
Arch Capital Group Ltd. (a)	14,665	1,640,720
Arthur J Gallagher & Co.	8,562	2,409,090
Assurant, Inc.	2,077	413,032
Brown & Brown, Inc.	9,316	965,138
Chubb Ltd.	14,782	4,262,981
Cincinnati Financial Corp.	6,244	849,933
Everest Group Ltd.	1,702	666,895
Globe Life, Inc.	3,408	360,941
Hartford Financial Services Group, Inc.	11,530	1,356,043
Loews Corp.	7,294	576,591
Marsh & McLennan Cos., Inc.	19,435	4,335,754
MetLife, Inc.	23,147	1,909,165
Principal Financial Group, Inc.	8,382	720,014
Progressive Corp.	23,044	5,847,645
Prudential Financial, Inc.	14,047	1,701,092
Travelers Cos., Inc.	9,032	2,114,572
W.R. Berkley Corp.	12,181	691,028
Willis Towers Watson PLC	4,055	1,194,319
		41,036,107
INTERACTIVE MEDIA & SERVICES — 6.4%
Alphabet, Inc. Class A	230,530	38,233,400
Alphabet, Inc. Class C	188,988	31,596,904
Match Group, Inc. (a)	10,148	384,000
Meta Platforms, Inc. Class A	85,961	49,207,515
		119,421,819
IT SERVICES — 1.2%
Accenture PLC Class A	24,646	8,711,868
Akamai Technologies, Inc. (a)	6,033	609,031
Cognizant Technology Solutions Corp. Class A	19,503	1,505,242
EPAM Systems, Inc. (a)	2,259	449,609
Gartner, Inc. (a)	3,061	1,551,192
GoDaddy, Inc. Class A (a)	5,538	868,248
International Business Machines Corp.	36,238	8,011,497
VeriSign, Inc. (a)	3,304	627,628
		22,334,315

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	5,028	$363,625
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	11,572	1,718,211
Bio-Techne Corp.	6,012	480,539
Charles River Laboratories International, Inc. (a)	2,018	397,485
Danaher Corp.	25,292	7,031,682
IQVIA Holdings, Inc. (a)	6,814	1,614,714
Mettler-Toledo International, Inc. (a)	837	1,255,249
Revvity, Inc.	4,918	628,275
Thermo Fisher Scientific, Inc.	15,031	9,297,726
Waters Corp. (a)	2,333	839,623
West Pharmaceutical Services, Inc.	2,903	871,364
		24,134,868
MACHINERY — 1.7%
Caterpillar, Inc.	19,079	7,462,178
Cummins, Inc.	5,392	1,745,876
Deere & Co.	10,085	4,208,773
Dover Corp.	5,408	1,036,930
Fortive Corp.	13,842	1,092,549
IDEX Corp.	2,957	634,277
Illinois Tool Works, Inc.	10,630	2,785,804
Ingersoll Rand, Inc.	15,897	1,560,450
Nordson Corp.	2,116	555,725
Otis Worldwide Corp.	15,760	1,638,094
PACCAR, Inc.	20,660	2,038,729
Parker-Hannifin Corp.	5,046	3,188,164
Pentair PLC	6,484	634,070
Snap-on, Inc.	2,089	605,204
Stanley Black & Decker, Inc.	5,863	645,692
Westinghouse Air Brake Technologies Corp.	6,892	1,252,759
Xylem, Inc.	9,426	1,272,793
		32,358,067
MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	3,819	1,237,661
Comcast Corp. Class A	151,999	6,348,998
Fox Corp. Class A	8,840	374,197
Fox Corp. Class B	5,191	201,411
Interpublic Group of Cos., Inc.	15,360	485,837
News Corp. Class A	15,263	406,454
News Corp. Class B	4,808	134,384
Omnicom Group, Inc.	7,824	808,923
Paramount Global Class B	19,764	209,894
		10,207,759
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	56,655	2,828,217
Newmont Corp.	45,148	2,413,161
Nucor Corp.	9,338	1,403,875
Security Description	Shares	Value
Steel Dynamics, Inc.	5,645	$711,722
		7,356,975
MULTI-UTILITIES — 0.7%
Ameren Corp.	10,626	929,350
CenterPoint Energy, Inc.	24,897	732,470
CMS Energy Corp.	11,361	802,427
Consolidated Edison, Inc.	13,620	1,418,251
Dominion Energy, Inc.	32,798	1,895,396
DTE Energy Co.	8,149	1,046,413
NiSource, Inc.	15,917	551,524
Public Service Enterprise Group, Inc.	19,668	1,754,582
Sempra	24,654	2,061,814
WEC Energy Group, Inc.	12,297	1,182,726
		12,374,953
OFFICE REITs — 0.1%
Alexandria Real Estate Equities, Inc. REIT	6,127	727,581
BXP, Inc. REIT	5,466	439,795
		1,167,376
OIL, GAS & CONSUMABLE FUELS — 0.7%
Kinder Morgan, Inc.	76,419	1,688,096
Marathon Petroleum Corp.	13,170	2,145,525
ONEOK, Inc.	23,095	2,104,647
Phillips 66 Co.	16,469	2,164,850
Targa Resources Corp.	8,621	1,275,994
Valero Energy Corp.	12,607	1,702,323
Williams Cos., Inc.	47,790	2,181,614
		13,263,049
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	9,350	932,102
Kenvue, Inc.	75,716	1,751,311
		2,683,413
PHARMACEUTICALS — 3.7%
Bristol-Myers Squibb Co.	79,769	4,127,248
Catalent, Inc. (a)	7,080	428,836
Eli Lilly & Co.	31,039	27,498,692
Johnson & Johnson	94,717	15,349,837
Merck & Co., Inc.	99,735	11,325,906
Pfizer, Inc.	223,137	6,457,585
Viatris, Inc.	46,987	545,519
Zoetis, Inc.	17,827	3,483,039
		69,216,662
PROFESSIONAL SERVICES — 0.7%
Amentum Holdings, Inc. (a)	4,958	159,896
Automatic Data Processing, Inc.	16,044	4,439,856
Broadridge Financial Solutions, Inc.	4,606	990,428
Dayforce, Inc. (a) (b)	6,012	368,235
Equifax, Inc.	4,863	1,429,041
Jacobs Solutions, Inc.	4,958	649,002
Leidos Holdings, Inc.	5,300	863,900

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Paychex, Inc.	12,596	$1,690,258
Paycom Software, Inc.	1,939	322,979
Verisk Analytics, Inc.	5,603	1,501,380
		12,414,975
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	11,749	1,462,516
CoStar Group, Inc. (a)	16,357	1,233,972
		2,696,488
RESIDENTIAL REITs — 0.3%
AvalonBay Communities, Inc. REIT	5,614	1,264,553
Camden Property Trust REIT	4,146	512,155
Equity Residential REIT	13,423	999,477
Essex Property Trust, Inc. REIT	2,549	753,026
Invitation Homes, Inc. REIT	22,704	800,543
Mid-America Apartment Communities, Inc. REIT	4,605	731,735
UDR, Inc. REIT	11,851	537,324
		5,598,813
RETAIL REITs — 0.3%
Federal Realty Investment Trust REIT	2,870	329,964
Kimco Realty Corp. REIT	26,282	610,268
Realty Income Corp. REIT	34,526	2,189,639
Regency Centers Corp. REIT	6,188	446,959
Simon Property Group, Inc. REIT	12,060	2,038,381
		5,615,211
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.4%
Advanced Micro Devices, Inc. (a)	63,681	10,448,778
Analog Devices, Inc.	19,590	4,509,030
Applied Materials, Inc.	32,578	6,582,385
Broadcom, Inc.	183,133	31,590,443
Enphase Energy, Inc. (a)	5,303	599,345
First Solar, Inc. (a)	4,211	1,050,392
Intel Corp.	167,310	3,925,093
KLA Corp.	5,289	4,095,854
Lam Research Corp.	5,130	4,186,490
Microchip Technology, Inc.	21,364	1,715,316
Micron Technology, Inc.	43,782	4,540,631
Monolithic Power Systems, Inc.	1,934	1,787,983
NVIDIA Corp.	967,915	117,543,598
NXP Semiconductors NV	10,024	2,405,860
ON Semiconductor Corp. (a)	16,920	1,228,561
Qorvo, Inc. (a)	3,850	397,705
QUALCOMM, Inc.	43,832	7,453,632
Skyworks Solutions, Inc.	6,448	636,869
Teradyne, Inc.	6,114	818,848
Texas Instruments, Inc.	35,924	7,420,821
		212,937,634
SOFTWARE — 10.4%
Adobe, Inc. (a)	17,447	9,033,708
ANSYS, Inc. (a)	3,401	1,083,661
Security Description	Shares	Value
Autodesk, Inc. (a)	8,506	$2,343,233
Cadence Design Systems, Inc. (a)	10,760	2,916,283
Crowdstrike Holdings, Inc. Class A (a)	9,071	2,544,143
Fair Isaac Corp. (a)	974	1,892,988
Fortinet, Inc. (a)	25,175	1,952,321
Gen Digital, Inc.	21,314	584,643
Intuit, Inc.	10,998	6,829,758
Microsoft Corp.	292,462	125,846,399
Oracle Corp.	62,891	10,716,626
Palo Alto Networks, Inc. (a)	12,796	4,373,673
PTC, Inc. (a)	4,719	852,535
Roper Technologies, Inc.	4,209	2,342,056
Salesforce, Inc.	38,126	10,435,467
ServiceNow, Inc. (a)	8,123	7,265,130
Synopsys, Inc. (a)	6,033	3,055,051
Tyler Technologies, Inc. (a)	1,714	1,000,496
		195,068,171
SPECIALIZED REITs — 1.1%
American Tower Corp. REIT	18,389	4,276,546
Crown Castle, Inc. REIT	17,098	2,028,336
Digital Realty Trust, Inc. REIT	12,111	1,959,923
Equinix, Inc. REIT	3,715	3,297,546
Extra Space Storage, Inc. REIT	8,321	1,499,361
Iron Mountain, Inc. REIT	11,345	1,348,126
Public Storage REIT	6,245	2,272,368
SBA Communications Corp. REIT	4,309	1,037,176
VICI Properties, Inc. REIT	40,883	1,361,813
Weyerhaeuser Co. REIT	29,063	984,073
		20,065,268
SPECIALTY RETAIL — 2.0%
AutoZone, Inc. (a)	667	2,101,077
Best Buy Co., Inc.	7,567	781,671
CarMax, Inc. (a)	6,375	493,297
Home Depot, Inc.	39,017	15,809,688
Lowe's Cos., Inc.	22,420	6,072,457
O'Reilly Automotive, Inc. (a)	2,283	2,629,103
Ross Stores, Inc.	13,125	1,975,444
TJX Cos., Inc.	44,467	5,226,651
Tractor Supply Co.	4,244	1,234,707
Ulta Beauty, Inc. (a)	1,876	729,989
		37,054,084
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.8%
Apple, Inc.	598,175	139,374,775
Hewlett Packard Enterprise Co.	50,760	1,038,549
HP, Inc.	38,495	1,380,816
NetApp, Inc.	8,235	1,017,105
Seagate Technology Holdings PLC	7,805	854,882
Super Micro Computer, Inc. (a)	1,975	822,390
Western Digital Corp. (a)	13,053	891,389
		145,379,906
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Deckers Outdoor Corp. (a)	6,044	963,716

See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Lululemon Athletica, Inc. (a)	4,525	$1,227,859
NIKE, Inc. Class B	47,275	4,179,110
Ralph Lauren Corp.	1,560	302,437
Tapestry, Inc.	9,060	425,639
		7,098,761
TOBACCO — 0.6%
Altria Group, Inc.	67,135	3,426,570
Philip Morris International, Inc.	61,175	7,426,645
		10,853,215
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	22,531	1,609,164
United Rentals, Inc.	2,620	2,121,493
WW Grainger, Inc.	1,756	1,824,150
		5,554,807
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	7,584	1,109,084
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile U.S., Inc.	19,284	3,979,446
TOTAL COMMON STOCKS (Cost $1,351,488,197)		1,865,855,419
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (e) (f)	1,815,142	1,815,142
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (g)	945,245	$945,245
TOTAL SHORT-TERM INVESTMENTS (Cost $2,760,387)		2,760,387
TOTAL INVESTMENTS — 100.0% (Cost $1,354,248,584)		1,868,615,806
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(111,625)
NET ASSETS — 100.0%		$1,868,504,181
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2024.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	10	12/20/2024	$2,835,387	$2,907,125	$71,738

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,865,855,419	$—	$—	$1,865,855,419
Short-Term Investments	2,760,387	—	—	2,760,387
TOTAL INVESTMENTS	$1,868,615,806	$—	$—	$1,868,615,806
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$71,738	$—	$—	$71,738
TOTAL OTHER FINANCIAL INSTRUMENTS:	$71,738	$—	$—	$71,738
See accompanying notes to Schedule of Investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	12,042	$891,108	$35,238	$46,648	$7,908	$168,195	11,934	$1,055,801	$8,309
State Street Institutional Liquid Reserves Fund, Premier Class	2,895,086	2,895,954	4,089,128	6,985,083	319	(318)	—	—	42,110
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	7,459,097	5,643,955	—	—	1,815,142	1,815,142	11,810
State Street Navigator Securities Lending Portfolio II	277,755	277,755	5,558,464	4,890,974	—	—	945,245	945,245	317
Total		$4,064,817	$17,141,927	$17,566,660	$8,227	$167,877		$3,816,188	$62,546
See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.1%
Triumph Group, Inc. (a)	562	$7,244
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	152	5,381
Hub Group, Inc. Class A	448	20,361
		25,742
AIRLINES — 1.0%
Alaska Air Group, Inc. (a)	921	41,638
Allegiant Travel Co.	101	5,561
JetBlue Airways Corp. (a)	2,224	14,590
		61,789
AUTO COMPONENTS — 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	824	5,092
Dana, Inc.	926	9,779
Dorman Products, Inc. (a)	198	22,398
Gentherm, Inc. (a)	230	10,706
LCI Industries	187	22,541
Standard Motor Products, Inc.	155	5,146
		75,662
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	211	12,261
BANKS — 10.1%
Ameris Bancorp	476	29,698
Atlantic Union Bankshares Corp.	663	24,975
Banc of California, Inc.	994	14,642
BancFirst Corp.	146	15,366
Bancorp, Inc. (a)	358	19,153
Bank of Hawaii Corp.	295	18,517
BankUnited, Inc.	548	19,969
Banner Corp.	257	15,307
Berkshire Hills Bancorp, Inc.	300	8,079
Cathay General Bancorp	521	22,377
Central Pacific Financial Corp.	190	5,607
City Holding Co.	106	12,443
Community Financial System, Inc.	380	22,067
Customers Bancorp, Inc. (a)	215	9,987
Dime Community Bancshares, Inc.	264	7,603
Eagle Bancorp, Inc.	232	5,239
FB Financial Corp.	253	11,873
First BanCorp	1,206	25,531
First Commonwealth Financial Corp.	739	12,674
First Financial Bancorp	711	17,938
First Hawaiian, Inc.	939	21,738
Fulton Financial Corp.	1,317	23,877
Hanmi Financial Corp.	213	3,962
Heritage Financial Corp.	245	5,334
Hilltop Holdings, Inc.	337	10,838
Hope Bancorp, Inc.	866	10,877
Independent Bank Corp.	316	18,685
Independent Bank Group, Inc.	259	14,934
Lakeland Financial Corp.	183	11,917
Security Description	Shares	Value
National Bank Holdings Corp. Class A	271	$11,409
OFG Bancorp	337	15,138
Pacific Premier Bancorp, Inc.	718	18,065
Pathward Financial, Inc.	184	12,146
Preferred Bank	88	7,062
Provident Financial Services, Inc.	971	18,022
Renasant Corp.	467	15,177
S&T Bancorp, Inc.	277	11,626
Seacoast Banking Corp. of Florida	623	16,603
Simmons First National Corp. Class A	933	20,097
Southside Bancshares, Inc.	202	6,753
Tompkins Financial Corp.	88	5,085
Triumph Financial, Inc. (a)	161	12,806
TrustCo Bank Corp.	134	4,431
United Community Banks, Inc.	881	25,619
		641,246
BEVERAGES — 0.1%
MGP Ingredients, Inc.	104	8,658
BIOTECHNOLOGY — 1.9%
Alkermes PLC (a)	1,196	33,476
Arcus Biosciences, Inc. (a)	402	6,147
Catalyst Pharmaceuticals, Inc. (a)	804	15,983
Dynavax Technologies Corp. (a)	895	9,970
Ironwood Pharmaceuticals, Inc. (a)	1,008	4,153
Myriad Genetics, Inc. (a)	653	17,886
REGENXBIO, Inc. (a)	320	3,357
Vericel Corp. (a)	359	15,168
Vir Biotechnology, Inc. (a)	641	4,801
Xencor, Inc. (a)	444	8,929
		119,870
BROADLINE RETAIL — 0.3%
Kohl's Corp.	829	17,492
BUILDING PRODUCTS — 2.6%
American Woodmark Corp. (a)	115	10,747
Apogee Enterprises, Inc.	159	11,132
Armstrong World Industries, Inc.	322	42,321
AZZ, Inc.	222	18,339
Gibraltar Industries, Inc. (a)	219	15,315
Griffon Corp.	304	21,280
Hayward Holdings, Inc. (a)	1,019	15,631
Quanex Building Products Corp.	344	9,546
Resideo Technologies, Inc. (a)	1,059	21,328
		165,639
CAPITAL MARKETS — 2.0%
Artisan Partners Asset Management, Inc. Class A	518	22,440
Donnelley Financial Solutions, Inc. (a)	193	12,705
Piper Sandler Cos.	115	32,638
PJT Partners, Inc. Class A	176	23,468
StoneX Group, Inc. (a)	205	16,785
Virtus Investment Partners, Inc.	48	10,054
WisdomTree, Inc.	864	8,631
		126,721

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 3.0%
AdvanSix, Inc.	190	$5,772
Balchem Corp.	239	42,064
HB Fuller Co.	403	31,990
Ingevity Corp. (a)	266	10,374
Innospec, Inc.	185	20,922
Koppers Holdings, Inc.	153	5,589
Minerals Technologies, Inc.	234	18,072
Quaker Chemical Corp.	101	17,017
Sensient Technologies Corp.	307	24,628
Stepan Co.	153	11,819
		188,247
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	460	24,270
Brady Corp. Class A	320	24,521
Enviri Corp. (a)	561	5,801
GEO Group, Inc. (a)	1,019	13,094
HNI Corp.	351	18,898
Interface, Inc.	428	8,119
Matthews International Corp. Class A	216	5,011
MillerKnoll, Inc.	511	12,652
Pitney Bowes, Inc.	1,120	7,986
Viad Corp. (a)	147	5,267
		125,619
COMMUNICATIONS EQUIPMENT — 0.8%
Extreme Networks, Inc. (a)	974	14,639
Harmonic, Inc. (a)	837	12,195
NetScout Systems, Inc. (a)	521	11,332
Viavi Solutions, Inc. (a)	1,600	14,432
		52,598
CONSTRUCTION & ENGINEERING — 1.8%
Arcosa, Inc.	360	34,114
Dycom Industries, Inc. (a)	214	42,179
Granite Construction, Inc.	316	25,052
MYR Group, Inc. (a)	120	12,268
		113,613
CONSUMER FINANCE — 1.0%
Bread Financial Holdings, Inc.	370	17,605
Encore Capital Group, Inc. (a)	172	8,130
Green Dot Corp. Class A (a)	393	4,602
Navient Corp.	576	8,980
PRA Group, Inc. (a)	277	6,194
PROG Holdings, Inc.	316	15,323
World Acceptance Corp. (a)	24	2,831
		63,665
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
Andersons, Inc.	238	11,933
PriceSmart, Inc.	187	17,163
SpartanNash Co.	244	5,468
United Natural Foods, Inc. (a)	418	7,031
		41,595
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.8%
O-I Glass, Inc. (a)	1,117	$14,655
Sealed Air Corp.	1,074	38,986
		53,641
DIVERSIFIED CONSUMER SERVICES — 1.4%
Adtalem Global Education, Inc. (a)	276	20,833
Frontdoor, Inc. (a)	558	26,778
Strategic Education, Inc.	175	16,196
Stride, Inc. (a)	315	26,873
		90,680
DIVERSIFIED REITs — 0.3%
Alexander & Baldwin, Inc. REIT	527	10,118
American Assets Trust, Inc. REIT	339	9,058
		19,176
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Consolidated Communications Holdings, Inc. (a)	524	2,431
Lumen Technologies, Inc. (a)	7,481	53,115
Shenandoah Telecommunications Co.	322	4,544
		60,090
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Advanced Energy Industries, Inc.	278	29,257
Arlo Technologies, Inc. (a)	757	9,167
Badger Meter, Inc.	217	47,395
Benchmark Electronics, Inc.	259	11,479
Insight Enterprises, Inc. (a)	206	44,371
Itron, Inc. (a)	326	34,820
Knowles Corp. (a)	643	11,593
Plexus Corp. (a)	197	26,932
Rogers Corp. (a)	125	14,126
ScanSource, Inc. (a)	165	7,925
		237,065
ENERGY EQUIPMENT & SERVICES — 1.6%
Archrock, Inc.	1,238	25,057
Bristow Group, Inc. (a)	178	6,175
Core Laboratories, Inc.	341	6,319
Helix Energy Solutions Group, Inc. (a)	1,027	11,400
Helmerich & Payne, Inc.	715	21,750
Innovex International, Inc. (a)	240	3,523
Nabors Industries Ltd. (a)	63	4,062
Patterson-UTI Energy, Inc.	2,657	20,326
		98,612
FINANCIAL SERVICES — 3.4%
EVERTEC, Inc.	461	15,623
Jackson Financial, Inc. Class A	548	49,994
Mr. Cooper Group, Inc. (a)	475	43,786
NMI Holdings, Inc. (a)	578	23,808
Payoneer Global, Inc. (a)	1,827	13,757
Radian Group, Inc.	1,109	38,471
Walker & Dunlop, Inc.	234	26,580
		212,019

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 1.3%
B&G Foods, Inc.	553	$4,911
Cal-Maine Foods, Inc.	298	22,302
Fresh Del Monte Produce, Inc.	237	7,001
Hain Celestial Group, Inc. (a)	632	5,454
John B Sanfilippo & Son, Inc.	63	5,942
Simply Good Foods Co. (a)	660	22,948
TreeHouse Foods, Inc. (a)	342	14,357
		82,915
GAS UTILITIES — 0.2%
Northwest Natural Holding Co.	277	11,307
GROUND TRANSPORTATION — 0.3%
ArcBest Corp.	172	18,653
HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Artivion, Inc. (a)	285	7,587
Avanos Medical, Inc. (a)	326	7,834
CONMED Corp.	229	16,470
Embecta Corp.	405	5,710
Glaukos Corp. (a)	400	52,112
ICU Medical, Inc. (a)	179	32,617
Integer Holdings Corp. (a)	244	31,720
Merit Medical Systems, Inc. (a)	429	42,398
Omnicell, Inc. (a)	330	14,388
STAAR Surgical Co. (a)	351	13,040
Tandem Diabetes Care, Inc. (a)	474	20,102
UFP Technologies, Inc. (a)	54	17,102
		261,080
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Addus HomeCare Corp. (a)	133	17,693
AMN Healthcare Services, Inc. (a)	272	11,530
Cross Country Healthcare, Inc. (a)	232	3,118
Fulgent Genetics, Inc. (a)	142	3,086
OmniAb, Inc. (a) (b)	52	—
Owens & Minor, Inc. (a)	535	8,394
Patterson Cos., Inc.	571	12,471
Pediatrix Medical Group, Inc. (a)	629	7,290
Premier, Inc. Class A	757	15,140
Select Medical Holdings Corp.	779	27,164
U.S. Physical Therapy, Inc.	110	9,309
		115,195
HEALTH CARE REITs — 0.7%
CareTrust REIT, Inc.	1,127	34,779
LTC Properties, Inc. REIT	317	11,631
		46,410
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a)	772	9,040
Schrodinger, Inc. (a)	397	7,364
		16,404
HOTEL & RESORT REITs — 1.3%
Apple Hospitality REIT, Inc.	1,634	24,265
DiamondRock Hospitality Co. REIT	1,506	13,147
Pebblebrook Hotel Trust REIT	874	11,563
Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT	758	$5,200
Sunstone Hotel Investors, Inc. REIT	1,481	15,284
Xenia Hotels & Resorts, Inc. REIT	737	10,886
		80,345
HOTELS, RESTAURANTS & LEISURE — 2.0%
BJ's Restaurants, Inc. (a)	163	5,307
Brinker International, Inc. (a)	326	24,949
Cheesecake Factory, Inc.	335	13,584
Cracker Barrel Old Country Store, Inc.	156	7,075
Jack in the Box, Inc.	138	6,423
Papa John's International, Inc.	237	12,767
Shake Shack, Inc. Class A (a)	295	30,447
Six Flags Entertainment Corp.	674	27,169
		127,721
HOUSEHOLD DURABLES — 4.2%
Cavco Industries, Inc. (a)	60	25,694
Century Communities, Inc.	203	20,905
Installed Building Products, Inc.	172	42,358
La-Z-Boy, Inc.	315	13,523
M/I Homes, Inc. (a)	202	34,615
Meritage Homes Corp.	267	54,754
Newell Brands, Inc.	3,084	23,685
Sonos, Inc. (a)	896	11,012
Tri Pointe Homes, Inc. (a)	692	31,355
Worthington Enterprises, Inc.	223	9,243
		267,144
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. (a)	67	2,444
Central Garden & Pet Co. Class A (a)	388	12,183
Energizer Holdings, Inc.	478	15,181
WD-40 Co.	99	25,530
		55,338
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Clearway Energy, Inc. Class A	262	7,459
Clearway Energy, Inc. Class C	611	18,746
		26,205
INDUSTRIAL REITs — 0.3%
LXP Industrial Trust REIT	2,183	21,939
INSURANCE — 2.9%
Ambac Financial Group, Inc. (a)	361	4,047
AMERISAFE, Inc.	135	6,524
Assured Guaranty Ltd.	361	28,707
Employers Holdings, Inc.	181	8,683
Genworth Financial, Inc. (a)	3,131	21,447
Horace Mann Educators Corp.	298	10,415
Lincoln National Corp.	1,255	39,545
Palomar Holdings, Inc. (a)	189	17,893
ProAssurance Corp. (a)	359	5,399
Safety Insurance Group, Inc.	108	8,832
Stewart Information Services Corp.	207	15,471
Trupanion, Inc. (a)	245	10,285

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
United Fire Group, Inc.	149	$3,119
		180,367
INTERACTIVE MEDIA & SERVICES — 1.0%
Cargurus, Inc. (a)	650	19,519
Cars.com, Inc. (a)	451	7,559
QuinStreet, Inc. (a)	407	7,786
TripAdvisor, Inc. (a)	822	11,911
Yelp, Inc. (a)	490	17,189
		63,964
IT SERVICES — 0.8%
DXC Technology Co. (a)	1,338	27,764
Perficient, Inc. (a)	261	19,700
		47,464
MACHINERY — 5.9%
Alamo Group, Inc.	78	14,050
Barnes Group, Inc.	339	13,699
Enerpac Tool Group Corp.	405	16,966
Enpro, Inc.	152	24,651
Federal Signal Corp.	451	42,151
Franklin Electric Co., Inc.	290	30,398
Greenbrier Cos., Inc.	224	11,399
Hillenbrand, Inc.	509	14,150
John Bean Technologies Corp.	236	23,248
Kennametal, Inc.	572	14,832
Lindsay Corp.	81	10,096
Mueller Industries, Inc.	833	61,725
SPX Technologies, Inc. (a)	340	54,216
Tennant Co.	136	13,062
Trinity Industries, Inc.	600	20,904
Wabash National Corp.	319	6,122
		371,669
MARINE — 0.6%
Matson, Inc.	248	35,370
MEDIA — 0.3%
John Wiley & Sons, Inc. Class A	301	14,523
Thryv Holdings, Inc. (a)	264	4,549
		19,072
METALS & MINING — 1.4%
ATI, Inc. (a)	915	61,223
Century Aluminum Co. (a)	365	5,924
Haynes International, Inc.	88	5,240
Kaiser Aluminum Corp.	114	8,267
Metallus, Inc. (a)	287	4,256
SunCoke Energy, Inc.	590	5,121
		90,031
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.4%
Blackstone Mortgage Trust, Inc. Class A REIT	1,259	23,933
Franklin BSP Realty Trust, Inc. REIT	577	7,536
HA Sustainable Infrastructure Capital, Inc.	861	29,679
Security Description	Shares	Value
PennyMac Mortgage Investment Trust REIT	631	$8,998
Redwood Trust, Inc. REIT	971	7,506
Two Harbors Investment Corp. REIT	752	10,438
		88,090
MULTI-UTILITIES — 0.1%
Unitil Corp.	114	6,906
OFFICE REITs — 1.8%
Brandywine Realty Trust REIT	1,212	6,593
Douglas Emmett, Inc. REIT	1,242	21,822
Easterly Government Properties, Inc. REIT	716	9,723
Highwoods Properties, Inc. REIT	769	25,769
Hudson Pacific Properties, Inc. REIT	1,035	4,947
JBG SMITH Properties REIT	637	11,135
SL Green Realty Corp. REIT	470	32,717
		112,706
OIL, GAS & CONSUMABLE FUELS — 2.4%
California Resources Corp.	510	26,760
Comstock Resources, Inc.	681	7,579
Dorian LPG Ltd.	261	8,984
Green Plains, Inc. (a)	470	6,364
Magnolia Oil & Gas Corp. Class A	1,374	33,553
Par Pacific Holdings, Inc. (a)	415	7,304
SM Energy Co.	832	33,255
Talos Energy, Inc. (a)	933	9,656
Vital Energy, Inc. (a)	201	5,407
World Kinect Corp.	442	13,662
		152,524
PERSONAL CARE PRODUCTS — 0.3%
Edgewell Personal Care Co.	361	13,119
USANA Health Sciences, Inc. (a)	78	2,958
		16,077
PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. (a)	117	3,339
Sylvamo Corp.	251	21,549
		24,888
PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a)	273	13,249
Collegium Pharmaceutical, Inc. (a)	238	9,196
Harmony Biosciences Holdings, Inc. (a)	217	8,680
Ligand Pharmaceuticals, Inc. (a)	131	13,112
Organon & Co.	1,899	36,328
Pacira BioSciences, Inc. (a)	327	4,921
Phibro Animal Health Corp. Class A	143	3,221
Prestige Consumer Healthcare, Inc. (a)	362	26,100
		114,807
PROFESSIONAL SERVICES — 1.4%
CSG Systems International, Inc.	204	9,924
Heidrick & Struggles International, Inc.	142	5,518
Kelly Services, Inc. Class A	225	4,817
Korn Ferry	386	29,043
NV5 Global, Inc. (a)	93	8,694

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Verra Mobility Corp. (a)	1,195	$33,233
		91,229
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Cushman & Wakefield PLC (a)	1,683	22,939
Kennedy-Wilson Holdings, Inc.	892	9,857
Marcus & Millichap, Inc.	175	6,935
		39,731
RESIDENTIAL REITs — 0.5%
Centerspace REIT	112	7,893
Elme Communities REIT	640	11,257
Veris Residential, Inc. REIT	587	10,484
		29,634
RETAIL REITs — 2.6%
Acadia Realty Trust REIT	763	17,915
Macerich Co. REIT	1,564	28,527
Phillips Edison & Co., Inc. REIT	904	34,090
Retail Opportunity Investments Corp. REIT	914	14,377
SITE Centers Corp. REIT	340	20,570
Tanger, Inc. REIT	809	26,843
Urban Edge Properties REIT	879	18,802
Whitestone REIT	332	4,492
		165,616
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Axcelis Technologies, Inc. (a)	241	25,269
Cohu, Inc. (a)	344	8,841
Diodes, Inc. (a)	335	21,470
FormFactor, Inc. (a)	573	26,358
Kulicke & Soffa Industries, Inc.	396	17,872
Semtech Corp. (a)	550	25,113
SiTime Corp. (a)	139	23,840
SMART Global Holdings, Inc. (a)	375	7,856
SolarEdge Technologies, Inc. (a)	418	9,576
Veeco Instruments, Inc. (a)	424	14,047
		180,242
SOFTWARE — 4.1%
ACI Worldwide, Inc. (a)	772	39,295
Agilysys, Inc. (a)	166	18,089
BlackLine, Inc. (a)	377	20,788
Box, Inc. Class A (a)	1,074	35,152
DoubleVerify Holdings, Inc. (a)	1,037	17,463
InterDigital, Inc.	187	26,485
LiveRamp Holdings, Inc. (a)	500	12,390
NCR Voyix Corp. (a)	1,054	14,303
Progress Software Corp.	318	21,423
SPS Commerce, Inc. (a)	270	52,426
		257,814
SPECIALIZED REITs — 0.3%
Safehold, Inc. REIT	328	8,603
Uniti Group, Inc. REIT	1,776	10,017
		18,620
Security Description	Shares	Value
SPECIALTY RETAIL — 3.0%
Advance Auto Parts, Inc.	444	$17,312
American Eagle Outfitters, Inc.	1,305	29,219
Caleres, Inc.	257	8,494
Foot Locker, Inc.	614	15,866
Group 1 Automotive, Inc.	95	36,389
Guess?, Inc.	193	3,885
Leslie's, Inc. (a)	1,299	4,105
Monro, Inc.	210	6,061
National Vision Holdings, Inc. (a)	571	6,230
ODP Corp. (a)	254	7,556
Sally Beauty Holdings, Inc. (a)	736	9,987
Signet Jewelers Ltd.	329	33,933
Upbound Group, Inc.	356	11,388
		190,425
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Corsair Gaming, Inc. (a)	304	2,116
Xerox Holdings Corp.	820	8,511
		10,627
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Hanesbrands, Inc. (a)	2,615	19,220
Oxford Industries, Inc.	107	9,283
Steven Madden Ltd.	525	25,720
Wolverine World Wide, Inc.	581	10,121
		64,344
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Air Lease Corp.	764	34,602
Boise Cascade Co.	287	40,461
DNOW, Inc. (a)	765	9,891
Rush Enterprises, Inc. Class A	449	23,721
		108,675
WATER UTILITIES — 1.1%
American States Water Co.	273	22,738
California Water Service Group	436	23,640
Middlesex Water Co.	126	8,220
SJW Group	218	12,668
		67,266
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Gogo, Inc. (a)	435	3,123
Telephone & Data Systems, Inc.	706	16,415
		19,538
TOTAL COMMON STOCKS (Cost $5,939,574)		6,317,296

See accompanying notes to Schedule of Investments.

SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d) (Cost $6,908)	6,908	$6,908
TOTAL INVESTMENTS — 100.0% (Cost $5,946,482)		6,324,204
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		1,810
NET ASSETS — 100.0%		$6,326,014
(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,317,296	$—	$0(a)	$6,317,296
Short-Term Investment	6,908	—	—	6,908
TOTAL INVESTMENTS	$6,324,204	$—	$0	$6,324,204
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,618	$6,620	$38,538	$45,159	$1	$—	—	$—	$108
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	30,192	23,284	—	—	6,908	6,908	42
Total		$6,620	$68,730	$68,443	$1	$—		$6,908	$150
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.0%
AAR Corp. (a)	135,018	$8,824,776
AeroVironment, Inc. (a) (b)	150,103	30,095,652
Moog, Inc. Class A	154,182	31,147,848
National Presto Industries, Inc.	12,008	902,281
		70,970,557
AIRLINES — 0.3%
SkyWest, Inc. (a)	115,265	9,799,830
Sun Country Airlines Holdings, Inc. (a)	93,091	1,043,550
		10,843,380
AUTO COMPONENTS — 1.4%
Dorman Products, Inc. (a) (b)	99,952	11,306,570
Fox Factory Holding Corp. (a) (b)	84,310	3,498,865
Gentherm, Inc. (a)	76,705	3,570,618
LCI Industries (b)	85,377	10,291,343
Patrick Industries, Inc. (b)	120,256	17,120,847
XPEL, Inc. (a) (b)	122,799	5,325,793
		51,114,036
AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	86,347	5,017,624
BANKS — 4.3%
Axos Financial, Inc. (a)	183,415	11,533,135
BancFirst Corp. (b)	65,380	6,881,245
Bancorp, Inc. (a)	260,690	13,946,915
Bank of Hawaii Corp.	84,584	5,309,338
Berkshire Hills Bancorp, Inc.	110,045	2,963,512
Cathay General Bancorp	180,539	7,754,150
City Holding Co. (b)	46,982	5,515,217
Customers Bancorp, Inc. (a)	156,973	7,291,396
First BanCorp	874,100	18,504,697
First Commonwealth Financial Corp.	249,892	4,285,648
Lakeland Financial Corp. (b)	63,835	4,156,935
OFG Bancorp	247,908	11,136,027
Park National Corp. (b)	31,774	5,337,397
Pathward Financial, Inc.	132,972	8,777,482
Preferred Bank (b)	66,012	5,297,463
S&T Bancorp, Inc.	107,953	4,530,787
ServisFirst Bancshares, Inc. (b)	122,905	9,887,707
Southside Bancshares, Inc.	59,026	1,973,239
Triumph Financial, Inc. (a)	116,690	9,281,523
Westamerica BanCorp	86,667	4,283,083
WSFS Financial Corp.	142,003	7,240,733
		155,887,629
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	43,435	3,615,964
National Beverage Corp.	68,490	3,214,920
		6,830,884
BIOTECHNOLOGY — 3.6%
ADMA Biologics, Inc. (a)	1,249,991	24,987,320
Security Description	Shares	Value
Alkermes PLC (a)	566,121	$15,845,727
Arcus Biosciences, Inc. (a)	117,775	1,800,780
Catalyst Pharmaceuticals, Inc. (a)	593,974	11,808,203
Dynavax Technologies Corp. (a)	648,791	7,227,532
Ironwood Pharmaceuticals, Inc. (a) (b)	426,616	1,757,658
Krystal Biotech, Inc. (a) (b)	89,617	16,312,982
Myriad Genetics, Inc. (a)	236,964	6,490,444
Protagonist Therapeutics, Inc. (a)	222,624	10,018,080
REGENXBIO, Inc. (a)	107,978	1,132,689
TG Therapeutics, Inc. (a) (b)	716,346	16,755,333
Vericel Corp. (a)	260,998	11,027,165
Xencor, Inc. (a)	171,134	3,441,505
		128,605,418
BROADLINE RETAIL — 0.4%
Etsy, Inc. (a)	271,259	15,063,012
BUILDING PRODUCTS — 3.5%
American Woodmark Corp. (a)	46,518	4,347,107
Apogee Enterprises, Inc.	52,535	3,678,238
Armstrong World Industries, Inc.	234,238	30,785,900
AZZ, Inc.	158,685	13,108,968
CSW Industrials, Inc. (b)	89,158	32,666,600
Gibraltar Industries, Inc. (a)	162,286	11,348,660
Griffon Corp.	148,056	10,363,920
Insteel Industries, Inc.	67,100	2,086,139
Quanex Building Products Corp.	176,910	4,909,252
Zurn Elkay Water Solutions Corp. (b)	321,055	11,538,717
		124,833,501
CAPITAL MARKETS — 2.5%
Artisan Partners Asset Management, Inc. Class A (b)	208,415	9,028,538
BGC Group, Inc. Class A	1,168,444	10,726,316
Brightsphere Investment Group, Inc.	88,840	2,256,536
Cohen & Steers, Inc. (b)	70,569	6,771,095
Donnelley Financial Solutions, Inc. (a)	143,925	9,474,583
Moelis & Co. Class A	202,272	13,857,655
Piper Sandler Cos.	41,280	11,715,677
PJT Partners, Inc. Class A (b)	72,238	9,632,215
StepStone Group, Inc. Class A (b)	100,044	5,685,500
Virtus Investment Partners, Inc.	22,345	4,680,160
WisdomTree, Inc. (b)	633,707	6,330,733
		90,159,008
CHEMICALS — 2.0%
Balchem Corp.	97,506	17,161,056
Hawkins, Inc.	101,260	12,907,612
HB Fuller Co.	142,187	11,286,804
Innospec, Inc.	83,634	9,458,169
Koppers Holdings, Inc.	57,853	2,113,370

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Minerals Technologies, Inc.	85,657	$6,615,290
Quaker Chemical Corp.	38,174	6,431,938
Sensient Technologies Corp.	96,990	7,780,538
		73,754,777
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Brady Corp. Class A	152,086	11,654,350
HNI Corp.	150,567	8,106,527
Liquidity Services, Inc. (a)	121,754	2,775,991
Matthews International Corp. Class A	104,264	2,418,925
UniFirst Corp.	32,780	6,511,747
Vestis Corp.	322,803	4,809,765
Viad Corp. (a)	112,629	4,035,497
		40,312,802
COMMUNICATIONS EQUIPMENT — 0.5%
Calix, Inc. (a) (b)	152,744	5,924,940
Extreme Networks, Inc. (a)	416,311	6,257,154
Harmonic, Inc. (a)	334,413	4,872,397
		17,054,491
CONSTRUCTION & ENGINEERING — 0.9%
Arcosa, Inc.	154,627	14,652,454
Granite Construction, Inc. (b)	118,597	9,402,370
MYR Group, Inc. (a)	87,885	8,984,484
		33,039,308
CONSUMER FINANCE — 0.4%
PROG Holdings, Inc.	225,351	10,927,270
World Acceptance Corp. (a)	17,567	2,072,555
		12,999,825
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.1%
Andersons, Inc. (b)	90,624	4,543,887
CONTAINERS & PACKAGING — 0.3%
Myers Industries, Inc.	97,110	1,342,060
Sealed Air Corp.	310,172	11,259,244
		12,601,304
DIVERSIFIED CONSUMER SERVICES — 1.8%
Adtalem Global Education, Inc. (a)	202,441	15,280,247
Frontdoor, Inc. (a)	410,655	19,707,333
Mister Car Wash, Inc. (a) (b)	228,896	1,490,113
Perdoceo Education Corp.	184,040	4,093,050
Strategic Education, Inc.	53,246	4,927,917
Stride, Inc. (a) (b)	228,299	19,476,188
		64,974,848
DIVERSIFIED REITs — 0.5%
Armada Hoffler Properties, Inc. REIT	157,670	1,707,566
Essential Properties Realty Trust, Inc. REIT (b)	489,620	16,720,523
		18,428,089
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Cogent Communications Holdings, Inc. (b)	226,385	$17,187,149
Shenandoah Telecommunications Co.	244,006	3,442,925
		20,630,074
ELECTRIC UTILITIES — 0.7%
MGE Energy, Inc. (b)	105,959	9,689,951
Otter Tail Corp. (b)	224,544	17,550,359
		27,240,310
ELECTRICAL EQUIPMENT — 0.4%
Powell Industries, Inc. (b)	49,812	11,057,766
Vicor Corp. (a)	65,613	2,762,307
		13,820,073
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Advanced Energy Industries, Inc. (b)	124,322	13,083,647
Arlo Technologies, Inc. (a)	532,060	6,443,247
Badger Meter, Inc.	157,627	34,427,313
CTS Corp.	90,546	4,380,616
ePlus, Inc. (a) (b)	86,324	8,489,102
Insight Enterprises, Inc. (a) (b)	97,711	21,045,972
Itron, Inc. (a)	117,246	12,523,045
Knowles Corp. (a)	193,047	3,480,637
OSI Systems, Inc. (a) (b)	84,375	12,810,656
Plexus Corp. (a)	63,770	8,717,997
Rogers Corp. (a)	60,402	6,826,030
		132,228,262
ENERGY EQUIPMENT & SERVICES — 3.1%
Archrock, Inc.	906,761	18,352,843
Cactus, Inc. Class A (b)	219,451	13,094,641
Core Laboratories, Inc. (b)	112,879	2,091,648
Helix Energy Solutions Group, Inc. (a)	760,962	8,446,678
Helmerich & Payne, Inc. (b)	283,953	8,637,850
Liberty Energy, Inc. (b)	887,754	16,947,224
Oceaneering International, Inc. (a) (b)	540,251	13,436,042
Patterson-UTI Energy, Inc.	1,047,323	8,012,021
RPC, Inc. (b)	439,800	2,797,128
Tidewater, Inc. (a) (b)	259,166	18,605,527
		110,421,602
ENTERTAINMENT — 1.0%
Cinemark Holdings, Inc. (a) (b)	573,520	15,966,797
Madison Square Garden Sports Corp. (a)	89,676	18,675,924
		34,642,721
FINANCIAL SERVICES — 1.4%
EVERTEC, Inc. (b)	340,614	11,543,409
NMI Holdings, Inc. (a)	275,717	11,356,783
Payoneer Global, Inc. (a) (b)	538,944	4,058,248
Radian Group, Inc.	444,427	15,417,173

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Walker & Dunlop, Inc.	73,353	$8,332,167
		50,707,780
FOOD PRODUCTS — 1.3%
Cal-Maine Foods, Inc. (b)	218,593	16,359,500
J&J Snack Foods Corp. (b)	83,492	14,370,643
John B Sanfilippo & Son, Inc.	26,073	2,458,945
Simply Good Foods Co. (a)	305,593	10,625,468
Tootsie Roll Industries, Inc. (b)	53,571	1,659,094
		45,473,650
GAS UTILITIES — 0.2%
Chesapeake Utilities Corp.	53,822	6,683,078
GROUND TRANSPORTATION — 0.7%
ArcBest Corp. (b)	125,880	13,651,686
Heartland Express, Inc.	126,419	1,552,425
Marten Transport Ltd.	148,581	2,629,884
RXO, Inc. (a) (b)	336,089	9,410,492
		27,244,487
HEALTH CARE EQUIPMENT & SUPPLIES — 5.2%
Artivion, Inc. (a)	108,347	2,884,197
CONMED Corp. (b)	164,002	11,795,024
Glaukos Corp. (a) (b)	294,370	38,350,524
Inari Medical, Inc. (a) (b)	152,058	6,270,872
Inspire Medical Systems, Inc. (a) (b)	119,938	25,312,915
Integer Holdings Corp. (a) (b)	179,812	23,375,560
LeMaitre Vascular, Inc. (b)	108,864	10,112,377
Merit Medical Systems, Inc. (a) (b)	184,342	18,218,520
STAAR Surgical Co. (a)	159,719	5,933,561
Tandem Diabetes Care, Inc. (a) (b)	160,337	6,799,892
TransMedics Group, Inc. (a)	179,000	28,103,000
UFP Technologies, Inc. (a)	39,172	12,405,772
		189,562,214
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Addus HomeCare Corp. (a)	39,994	5,320,402
AMN Healthcare Services, Inc. (a) (b)	109,262	4,631,616
Astrana Health, Inc. (a) (b)	221,100	12,810,534
CorVel Corp. (a)	48,789	15,948,636
National HealthCare Corp. (b)	30,879	3,883,652
NeoGenomics, Inc. (a)	682,290	10,063,778
OmniAb, Inc. (a) (b) (c)	65,116	—
Privia Health Group, Inc. (a)	546,289	9,947,923
Progyny, Inc. (a) (b)	418,180	7,008,697
RadNet, Inc. (a)	348,998	24,216,971
U.S. Physical Therapy, Inc.	44,172	3,738,276
		97,570,485
HEALTH CARE REITs — 0.6%
CareTrust REIT, Inc.	521,761	16,101,544
LTC Properties, Inc. REIT	99,548	3,652,416
Security Description	Shares	Value
Universal Health Realty Income Trust REIT	32,529	$1,488,202
		21,242,162
HEALTH CARE TECHNOLOGY — 0.3%
Certara, Inc. (a)	337,817	3,955,837
HealthStream, Inc.	69,608	2,007,495
Schrodinger, Inc. (a) (b)	165,041	3,061,510
Simulations Plus, Inc. (b)	51,589	1,651,880
		10,676,722
HOTEL & RESORT REITs — 1.3%
Apple Hospitality REIT, Inc.	1,201,821	17,847,042
DiamondRock Hospitality Co. REIT	1,103,377	9,632,481
Summit Hotel Properties, Inc. REIT	294,144	2,017,828
Sunstone Hotel Investors, Inc. REIT	1,082,590	11,172,329
Xenia Hotels & Resorts, Inc. REIT	320,251	4,730,107
		45,399,787
HOTELS, RESTAURANTS & LEISURE — 2.4%
Bloomin' Brands, Inc. (b)	197,259	3,260,691
Brinker International, Inc. (a)	99,513	7,615,730
Cheesecake Factory, Inc. (b)	114,597	4,646,908
Chuy's Holdings, Inc. (a)	53,625	2,005,575
Dave & Buster's Entertainment, Inc. (a) (b)	168,482	5,736,812
Golden Entertainment, Inc.	68,987	2,193,097
Jack in the Box, Inc. (b)	101,788	4,737,213
Monarch Casino & Resort, Inc.	67,754	5,370,860
Papa John's International, Inc. (b)	81,608	4,396,223
Sabre Corp. (a)	1,108,165	4,066,966
Shake Shack, Inc. Class A (a)	214,451	22,133,488
Six Flags Entertainment Corp. (b)	499,632	20,140,166
		86,303,729
HOUSEHOLD DURABLES — 4.7%
Cavco Industries, Inc. (a)	44,318	18,978,740
Century Communities, Inc.	74,839	7,706,920
Ethan Allen Interiors, Inc. (b)	49,343	1,573,548
Green Brick Partners, Inc. (a)	163,490	13,654,685
Installed Building Products, Inc. (b)	124,853	30,747,548
La-Z-Boy, Inc.	120,911	5,190,709
LGI Homes, Inc. (a)	66,070	7,830,617
M/I Homes, Inc. (a)	146,974	25,185,465
Meritage Homes Corp.	194,558	39,898,009
Tri Pointe Homes, Inc. (a)	303,957	13,772,292
Worthington Enterprises, Inc. (b)	114,173	4,732,471
		169,271,004
HOUSEHOLD PRODUCTS — 0.7%
Energizer Holdings, Inc.	159,982	5,081,028

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
WD-40 Co. (b)	72,669	$18,739,882
		23,820,910
INDUSTRIAL REITs — 0.3%
Innovative Industrial Properties, Inc. REIT	82,954	11,165,608
INSURANCE — 1.6%
Ambac Financial Group, Inc. (a)	260,065	2,915,329
AMERISAFE, Inc.	44,997	2,174,705
Assured Guaranty Ltd.	157,984	12,562,888
Goosehead Insurance, Inc. Class A (a) (b)	128,873	11,508,359
HCI Group, Inc. (b)	44,954	4,812,775
Palomar Holdings, Inc. (a)	139,659	13,221,517
SiriusPoint Ltd. (a)	518,037	7,428,650
Trupanion, Inc. (a)	85,159	3,574,975
		58,199,198
INTERACTIVE MEDIA & SERVICES — 1.4%
Cargurus, Inc. (a)	465,139	13,968,124
Cars.com, Inc. (a) (b)	323,359	5,419,497
IAC, Inc. (a)	150,554	8,102,816
Shutterstock, Inc. (b)	67,632	2,392,144
TripAdvisor, Inc. (a)	582,851	8,445,511
Yelp, Inc. (a)	356,218	12,496,128
		50,824,220
IT SERVICES — 0.4%
DigitalOcean Holdings, Inc. (a) (b)	185,242	7,481,925
Perficient, Inc. (a)	114,138	8,615,136
		16,097,061
LIFE SCIENCES TOOLS & SERVICES — 0.1%
BioLife Solutions, Inc. (a) (b)	114,970	2,878,849
MACHINERY — 6.7%
Alamo Group, Inc.	55,252	9,952,543
Albany International Corp. Class A	79,758	7,086,498
Enerpac Tool Group Corp.	193,695	8,113,883
Enpro, Inc. (b)	50,211	8,143,220
ESCO Technologies, Inc.	138,293	17,837,031
Federal Signal Corp. (b)	327,736	30,630,207
Franklin Electric Co., Inc.	210,690	22,084,526
Gates Industrial Corp. PLC (a)	409,342	7,183,952
John Bean Technologies Corp. (b)	101,681	10,016,595
Lindsay Corp.	28,445	3,545,385
Mueller Industries, Inc.	606,938	44,974,106
Proto Labs, Inc. (a)	86,994	2,555,014
SPX Technologies, Inc. (a)	247,649	39,490,109
Standex International Corp.	63,076	11,529,031
Tennant Co.	100,616	9,663,161
Trinity Industries, Inc.	219,455	7,645,812
		240,451,073
MARINE — 0.7%
Matson, Inc.	180,088	25,684,151
Security Description	Shares	Value
MEDIA — 0.1%
TechTarget, Inc. (a)	82,494	$2,016,978
METALS & MINING — 4.2%
Alpha Metallurgical Resources, Inc.	58,214	13,748,982
Arch Resources, Inc.	66,385	9,171,751
ATI, Inc. (a)	666,592	44,601,671
Carpenter Technology Corp.	267,552	42,695,948
Haynes International, Inc.	38,872	2,314,439
Materion Corp.	110,451	12,355,049
Metallus, Inc. (a) (b)	116,020	1,720,577
MP Materials Corp. (a) (b)	260,589	4,599,396
Warrior Met Coal, Inc.	280,846	17,946,059
Worthington Steel, Inc.	127,762	4,345,186
		153,499,058
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	420,151	3,861,188
ARMOUR Residential REIT, Inc. (b)	179,099	3,653,620
Ellington Financial, Inc. REIT (b)	462,804	5,965,543
New York Mortgage Trust, Inc. REIT (b)	482,210	3,052,389
Redwood Trust, Inc. REIT (b)	703,926	5,441,348
Two Harbors Investment Corp. REIT	551,619	7,656,472
		29,630,560
MULTI-UTILITIES — 0.1%
Unitil Corp.	38,743	2,347,051
OIL, GAS & CONSUMABLE FUELS — 3.7%
California Resources Corp.	373,433	19,594,030
Comstock Resources, Inc. (b)	246,025	2,738,258
CONSOL Energy, Inc. (b)	142,431	14,905,404
CVR Energy, Inc. (b)	100,063	2,304,451
Dorian LPG Ltd.	195,853	6,741,260
Magnolia Oil & Gas Corp. Class A (b)	1,009,051	24,641,025
Northern Oil & Gas, Inc. (b)	535,073	18,946,935
Par Pacific Holdings, Inc. (a)	305,190	5,371,344
Peabody Energy Corp. (b)	301,589	8,004,172
REX American Resources Corp. (a)	81,961	3,793,975
SM Energy Co. (b)	613,552	24,523,674
Vital Energy, Inc. (a) (b)	68,420	1,840,498
		133,405,026
PERSONAL CARE PRODUCTS — 0.3%
Inter Parfums, Inc.	95,493	12,364,434
PHARMACEUTICALS — 1.5%
Amphastar Pharmaceuticals, Inc. (a) (b)	202,102	9,808,010
ANI Pharmaceuticals, Inc. (a)	88,336	5,270,126
Collegium Pharmaceutical, Inc. (a) (b)	171,476	6,625,833

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Corcept Therapeutics, Inc. (a) (b)	321,775	$14,891,747
Harmony Biosciences Holdings, Inc. (a) (b)	68,993	2,759,720
Innoviva, Inc. (a) (b)	146,565	2,830,170
Prestige Consumer Healthcare, Inc. (a)	126,654	9,131,753
Supernus Pharmaceuticals, Inc. (a)	117,393	3,660,314
		54,977,673
PROFESSIONAL SERVICES — 1.1%
CSG Systems International, Inc.	73,689	3,584,970
Korn Ferry	162,846	12,252,533
Verra Mobility Corp. (a)	883,024	24,556,897
		40,394,400
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
eXp World Holdings, Inc. (b)	450,157	6,342,712
Marcus & Millichap, Inc.	52,428	2,077,722
St. Joe Co.	202,101	11,784,509
		20,204,943
RESIDENTIAL REITs — 0.1%
Veris Residential, Inc. REIT	176,223	3,147,343
RETAIL REITs — 1.5%
Getty Realty Corp. REIT	114,093	3,629,298
Phillips Edison & Co., Inc. REIT	332,635	12,543,666
Saul Centers, Inc. REIT	31,456	1,319,894
SITE Centers Corp. REIT	119,719	7,243,000
Tanger, Inc. REIT	586,918	19,473,939
Urban Edge Properties REIT	381,133	8,152,435
Whitestone REIT	114,887	1,554,421
		53,916,653
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Axcelis Technologies, Inc. (a)	175,073	18,356,404
CEVA, Inc. (a)	54,195	1,308,809
Cohu, Inc. (a)	102,402	2,631,732
Diodes, Inc. (a)	150,431	9,641,123
FormFactor, Inc. (a)	415,350	19,106,100
Impinj, Inc. (a) (b)	84,376	18,269,092
Kulicke & Soffa Industries, Inc. (b)	182,826	8,250,937
MaxLinear, Inc. (a)	256,811	3,718,623
PDF Solutions, Inc. (a) (b)	164,981	5,226,598
Photronics, Inc. (a)	236,153	5,847,148
Semtech Corp. (a) (b)	179,707	8,205,422
SiTime Corp. (a) (b)	57,826	9,917,737
SMART Global Holdings, Inc. (a) (b)	117,319	2,457,833
SolarEdge Technologies, Inc. (a) (b)	122,367	2,803,428
Veeco Instruments, Inc. (a) (b)	302,284	10,014,669
Wolfspeed, Inc. (a) (b)	314,879	3,054,326
		128,809,981
Security Description	Shares	Value
SOFTWARE — 6.1%
A10 Networks, Inc.	190,726	$2,754,083
ACI Worldwide, Inc. (a)	354,004	18,018,804
Adeia, Inc.	231,882	2,761,715
Agilysys, Inc. (a)	118,673	12,931,797
Alarm.com Holdings, Inc. (a)	264,586	14,464,917
BlackLine, Inc. (a)	184,095	10,150,998
Box, Inc. Class A (a)	476,735	15,603,536
Clear Secure, Inc. Class A (b)	334,004	11,068,893
DoubleVerify Holdings, Inc. (a)	751,344	12,652,633
Envestnet, Inc. (a)	112,433	7,040,554
InterDigital, Inc. (b)	135,450	19,183,783
LiveRamp Holdings, Inc. (a)	354,629	8,787,707
MARA Holdings, Inc. (a) (b)	1,578,698	25,606,482
N-able, Inc. (a)	239,835	3,132,245
Progress Software Corp. (b)	229,841	15,484,388
SolarWinds Corp. (b)	130,686	1,705,452
SPS Commerce, Inc. (a)	198,676	38,576,919
		219,924,906
SPECIALIZED REITs — 0.4%
Four Corners Property Trust, Inc. REIT (b)	217,045	6,361,589
Outfront Media, Inc. REIT	308,000	5,661,040
Uniti Group, Inc. REIT (b)	678,063	3,824,275
		15,846,904
SPECIALTY RETAIL — 3.8%
American Eagle Outfitters, Inc. (b)	959,058	21,473,309
Asbury Automotive Group, Inc. (a) (b)	52,148	12,441,991
Boot Barn Holdings, Inc. (a) (b)	163,499	27,350,113
Buckle, Inc. (b)	98,727	4,341,026
Group 1 Automotive, Inc. (b)	70,140	26,866,426
Guess?, Inc. (b)	149,261	3,004,624
Signet Jewelers Ltd. (b)	239,231	24,674,285
Upbound Group, Inc.	145,147	4,643,252
Urban Outfitters, Inc. (a)	303,306	11,619,653
		136,414,679
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Kontoor Brands, Inc.	268,834	21,985,245
Oxford Industries, Inc. (b)	78,444	6,805,801
Steven Madden Ltd. (b)	389,706	19,091,697
		47,882,743
TOBACCO — 0.1%
Vector Group Ltd.	324,218	4,837,333
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Air Lease Corp. (b)	115,841	5,246,439
Boise Cascade Co.	208,623	29,411,670
GMS, Inc. (a)	212,780	19,271,485
Rush Enterprises, Inc. Class A	148,248	7,831,942
		61,761,536
WATER UTILITIES — 0.6%
American States Water Co.	105,707	8,804,336

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
California Water Service Group	125,313	$6,794,471
Middlesex Water Co. (b)	43,678	2,849,553
SJW Group	69,069	4,013,599
		22,461,959
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	156,692	1,125,048
Telephone & Data Systems, Inc.	259,555	6,034,654
		7,159,702
TOTAL COMMON STOCKS (Cost $2,902,233,263)		3,606,277,452
SHORT-TERM INVESTMENTS — 9.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	2,979,978	2,979,978
State Street Navigator Securities Lending Portfolio II (f) (g)	355,369,602	355,369,602
TOTAL SHORT-TERM INVESTMENTS (Cost $358,349,580)		358,349,580
TOTAL INVESTMENTS — 109.8% (Cost $3,260,582,843)		3,964,627,032
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(353,552,802)
NET ASSETS — 100.0%		$3,611,074,230

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,606,277,452	$—	$0(a)	$3,606,277,452
Short-Term Investments	358,349,580	—	—	358,349,580
TOTAL INVESTMENTS	$3,964,627,032	$—	$0	$3,964,627,032
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,987,519	$3,988,716	$11,198,989	$15,187,704	$308	$(309)	—	$—	$32,322
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	15,816,656	12,836,678	—	—	2,979,978	2,979,978	16,497
State Street Navigator Securities Lending Portfolio II	183,700,828	183,700,828	647,154,421	475,485,647	—	—	355,369,602	355,369,602	120,682
Total		$187,689,544	$674,170,066	$503,510,029	$308	$(309)		$358,349,580	$169,501
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.5%
AAR Corp. (a)	56,638	$3,701,859
Mercury Systems, Inc. (a) (b)	291,300	10,778,100
National Presto Industries, Inc.	16,812	1,263,254
Triumph Group, Inc. (a) (b)	455,474	5,871,060
		21,614,273
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp. (b)	112,587	3,985,580
Hub Group, Inc. Class A	356,567	16,205,970
		20,191,550
AIRLINES — 1.5%
Alaska Air Group, Inc. (a)	732,981	33,138,071
Allegiant Travel Co. (b)	85,473	4,706,143
JetBlue Airways Corp. (a) (b)	1,720,799	11,288,441
SkyWest, Inc. (a)	108,674	9,239,464
Sun Country Airlines Holdings, Inc. (a)	127,439	1,428,591
		59,800,710
AUTO COMPONENTS — 1.6%
Adient PLC (a)	503,413	11,362,031
American Axle & Manufacturing Holdings, Inc. (a)	692,595	4,280,237
Dana, Inc.	759,989	8,025,484
Dorman Products, Inc. (a)	49,716	5,623,874
Fox Factory Holding Corp. (a)	152,269	6,319,164
Gentherm, Inc. (a)	99,679	4,640,058
LCI Industries (b)	55,522	6,692,622
Phinia, Inc.	252,114	11,604,807
Standard Motor Products, Inc. (b)	121,527	4,034,696
		62,582,973
AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (b)	75,072	4,362,434
BANKS — 14.2%
Ameris Bancorp	375,175	23,407,168
Atlantic Union Bankshares Corp. (b)	520,303	19,599,814
Axos Financial, Inc. (a)	117,949	7,416,633
Banc of California, Inc.	795,058	11,711,204
BancFirst Corp. (b)	44,321	4,664,785
Bank of Hawaii Corp. (b)	140,377	8,811,464
BankUnited, Inc.	432,550	15,762,122
Banner Corp.	198,900	11,846,484
Berkshire Hills Bancorp, Inc. (b)	126,723	3,412,650
Brookline Bancorp, Inc.	523,696	5,284,093
Capitol Federal Financial, Inc.	719,308	4,200,759
Cathay General Bancorp	225,308	9,676,979
Central Pacific Financial Corp.	159,397	4,703,805
City Holding Co. (b)	34,632	4,065,450
Comerica, Inc.	771,590	46,225,957
Community Financial System, Inc.	304,289	17,670,062
Security Description	Shares	Value
CVB Financial Corp.	758,934	$13,524,204
Dime Community Bancshares, Inc. (b)	207,526	5,976,749
Eagle Bancorp, Inc.	177,719	4,012,895
FB Financial Corp.	206,080	9,671,334
First Bancorp/Southern Pines NC (b)	237,857	9,892,473
First Commonwealth Financial Corp.	324,633	5,567,456
First Financial Bancorp	551,968	13,926,153
First Hawaiian, Inc.	740,480	17,142,112
Fulton Financial Corp.	1,054,014	19,109,274
Hanmi Financial Corp.	180,085	3,349,581
Heritage Financial Corp.	203,171	4,423,033
Hilltop Holdings, Inc.	271,656	8,736,457
Hope Bancorp, Inc.	711,198	8,932,647
Independent Bank Corp.	245,701	14,528,300
Independent Bank Group, Inc.	208,098	11,998,931
Lakeland Financial Corp. (b)	79,589	5,182,836
National Bank Holdings Corp. Class A	223,339	9,402,572
NBT Bancorp, Inc.	272,300	12,043,829
Northwest Bancshares, Inc.	750,303	10,039,054
Pacific Premier Bancorp, Inc.	557,484	14,026,297
Park National Corp. (b)	50,517	8,485,846
Provident Financial Services, Inc.	754,343	14,000,606
Renasant Corp. (b)	366,913	11,924,672
S&T Bancorp, Inc.	105,904	4,444,791
Seacoast Banking Corp. of Florida	488,431	13,016,686
ServisFirst Bancshares, Inc. (b)	156,465	12,587,609
Simmons First National Corp. Class A	726,476	15,648,293
Southside Bancshares, Inc.	102,188	3,416,145
Stellar Bancorp, Inc.	280,860	7,271,465
Tompkins Financial Corp.	73,748	4,261,897
TrustCo Bank Corp.	111,973	3,702,947
Trustmark Corp.	353,147	11,237,138
United Community Banks, Inc.	690,955	20,092,971
Veritex Holdings, Inc.	320,380	8,432,402
WaFd, Inc.	470,135	16,384,205
Westamerica BanCorp	61,981	3,063,101
WSFS Financial Corp.	192,015	9,790,845
		567,707,235
BEVERAGES — 0.1%
MGP Ingredients, Inc. (b)	34,819	2,898,682
National Beverage Corp.	62,585	2,937,740
		5,836,422
BIOTECHNOLOGY — 1.1%
Alkermes PLC (a)	349,187	9,773,744
Arcus Biosciences, Inc. (a)	187,450	2,866,111
Ironwood Pharmaceuticals, Inc. (a)	368,860	1,519,703
Krystal Biotech, Inc. (a) (b)	50,585	9,207,988

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Myriad Genetics, Inc. (a)	272,862	$7,473,690
Protagonist Therapeutics, Inc. (a)	100,642	4,528,890
REGENXBIO, Inc. (a)	154,760	1,623,432
Vir Biotechnology, Inc. (a)	532,079	3,985,272
Xencor, Inc. (a)	174,811	3,515,449
		44,494,279
BROADLINE RETAIL — 0.9%
Etsy, Inc. (a)	372,584	20,689,589
Kohl's Corp. (b)	642,749	13,562,004
		34,251,593
BUILDING PRODUCTS — 2.0%
American Woodmark Corp. (a)	40,398	3,775,193
Apogee Enterprises, Inc.	71,073	4,976,176
Griffon Corp.	77,094	5,396,580
Hayward Holdings, Inc. (a) (b)	820,165	12,581,331
Insteel Industries, Inc.	44,061	1,369,856
Masterbrand, Inc. (a)	734,503	13,617,686
Quanex Building Products Corp.	83,862	2,327,170
Resideo Technologies, Inc. (a)	847,840	17,075,498
Zurn Elkay Water Solutions Corp. (b)	482,238	17,331,634
		78,451,124
CAPITAL MARKETS — 2.6%
Artisan Partners Asset Management, Inc. Class A	181,142	7,847,071
BGC Group, Inc. Class A	936,155	8,593,903
Brightsphere Investment Group, Inc.	65,547	1,664,894
Cohen & Steers, Inc. (b)	80,499	7,723,879
Moelis & Co. Class A	186,992	12,810,822
Piper Sandler Cos.	46,681	13,248,535
PJT Partners, Inc. Class A (b)	60,250	8,033,735
StepStone Group, Inc. Class A (b)	253,712	14,418,453
StoneX Group, Inc. (a)	166,052	13,596,338
Virtu Financial, Inc. Class A	474,053	14,439,654
Virtus Investment Partners, Inc.	14,542	3,045,822
		105,423,106
CHEMICALS — 2.2%
AdvanSix, Inc.	157,370	4,780,901
Balchem Corp.	82,577	14,533,552
HB Fuller Co.	160,613	12,749,460
Ingevity Corp. (a)	214,099	8,349,861
Innospec, Inc.	54,405	6,152,661
Koppers Holdings, Inc.	56,808	2,075,196
Mativ Holdings, Inc.	320,042	5,437,514
Minerals Technologies, Inc.	94,711	7,314,531
Quaker Chemical Corp.	39,017	6,573,974
Sensient Technologies Corp.	139,329	11,176,972
Stepan Co.	124,581	9,623,882
		88,768,504
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.9%
ABM Industries, Inc.	363,682	$19,187,862
Brady Corp. Class A	90,567	6,940,149
CoreCivic, Inc. (a)	649,509	8,216,289
Deluxe Corp.	260,401	5,075,215
Enviri Corp. (a)	471,882	4,879,260
GEO Group, Inc. (a)	783,763	10,071,354
Healthcare Services Group, Inc. (a)	432,270	4,828,456
HNI Corp.	111,071	5,980,063
Interface, Inc.	343,432	6,514,905
Matthews International Corp. Class A	67,513	1,566,302
MillerKnoll, Inc.	402,313	9,961,270
OPENLANE, Inc. (a)	626,302	10,571,978
Pitney Bowes, Inc.	919,929	6,559,094
UniFirst Corp.	51,051	10,141,281
Vestis Corp.	316,707	4,718,934
		115,212,412
COMMUNICATIONS EQUIPMENT — 1.2%
Calix, Inc. (a)	175,972	6,825,954
Digi International, Inc. (a) (b)	214,444	5,903,643
Extreme Networks, Inc. (a)	307,042	4,614,841
Harmonic, Inc. (a)	315,152	4,591,765
NetScout Systems, Inc. (a)	420,097	9,137,110
Viasat, Inc. (a) (b)	496,764	5,931,362
Viavi Solutions, Inc. (a)	1,280,805	11,552,861
		48,557,536
CONSTRUCTION & ENGINEERING — 1.4%
Arcosa, Inc.	115,414	10,936,631
Dycom Industries, Inc. (a)	169,062	33,322,120
Granite Construction, Inc. (b)	126,082	9,995,781
		54,254,532
CONSUMER FINANCE — 1.3%
Bread Financial Holdings, Inc.	287,128	13,661,550
Encore Capital Group, Inc. (a)	139,536	6,595,867
Enova International, Inc. (a)	152,442	12,773,115
EZCORP, Inc. Class A (a)	304,966	3,418,669
Green Dot Corp. Class A (a)	316,359	3,704,564
Navient Corp. (b)	463,998	7,233,729
PRA Group, Inc. (a)	232,211	5,192,238
		52,579,732
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.2%
Andersons, Inc. (b)	88,984	4,461,658
Chefs' Warehouse, Inc. (a)	204,061	8,572,603
Grocery Outlet Holding Corp. (a)	564,670	9,909,958
PriceSmart, Inc.	145,324	13,337,837
SpartanNash Co.	198,723	4,453,382
United Natural Foods, Inc. (a) (b)	350,300	5,892,046
		46,627,484
CONTAINERS & PACKAGING — 0.8%
Myers Industries, Inc.	115,883	1,601,503
O-I Glass, Inc. (a)	899,045	11,795,470

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Sealed Air Corp.	506,448	$18,384,063
		31,781,036
DIVERSIFIED CONSUMER SERVICES — 0.3%
Mister Car Wash, Inc. (a) (b)	305,646	1,989,756
Perdoceo Education Corp.	159,991	3,558,200
Strategic Education, Inc.	84,764	7,844,908
		13,392,864
DIVERSIFIED REITs — 1.1%
Alexander & Baldwin, Inc. REIT	427,762	8,213,030
American Assets Trust, Inc. REIT	279,843	7,477,405
Armada Hoffler Properties, Inc. REIT	232,930	2,522,632
Essential Properties Realty Trust, Inc. REIT (b)	487,279	16,640,578
Global Net Lease, Inc. REIT	1,165,659	9,814,849
		44,668,494
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Consolidated Communications Holdings, Inc. (a)	446,677	2,072,581
Lumen Technologies, Inc. (a)	5,912,568	41,979,233
		44,051,814
ELECTRIC UTILITIES — 0.2%
MGE Energy, Inc. (b)	95,882	8,768,409
ELECTRICAL EQUIPMENT — 0.7%
Sunrun, Inc. (a) (b)	1,297,077	23,425,211
Vicor Corp. (a)	64,980	2,735,658
		26,160,869
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.0%
Advanced Energy Industries, Inc. (b)	84,287	8,870,364
Benchmark Electronics, Inc.	212,675	9,425,756
CTS Corp.	78,652	3,805,184
ePlus, Inc. (a) (b)	61,027	6,001,395
Insight Enterprises, Inc. (a) (b)	56,591	12,189,136
Itron, Inc. (a)	132,560	14,158,734
Knowles Corp. (a) (b)	307,344	5,541,412
PC Connection, Inc.	72,793	5,490,776
Plexus Corp. (a)	88,044	12,036,495
Rogers Corp. (a)	32,918	3,720,063
Sanmina Corp. (a)	316,875	21,690,094
ScanSource, Inc. (a)	133,937	6,432,994
TTM Technologies, Inc. (a)	588,125	10,733,281
		120,095,684
ENERGY EQUIPMENT & SERVICES — 1.1%
Bristow Group, Inc. (a)	144,932	5,027,691
Cactus, Inc. Class A	148,784	8,877,941
Core Laboratories, Inc. (b)	154,742	2,867,369
Helmerich & Payne, Inc. (b)	267,561	8,139,206
Innovex International, Inc. (a) (b)	202,983	2,979,791
Nabors Industries Ltd. (a) (b)	52,878	3,409,045
Patterson-UTI Energy, Inc.	948,116	7,253,087
Security Description	Shares	Value
ProPetro Holding Corp. (a) (b)	472,458	$3,619,028
		42,173,158
FINANCIAL SERVICES — 3.1%
Jackson Financial, Inc. Class A	437,417	39,905,553
Mr. Cooper Group, Inc. (a)	374,697	34,539,569
NCR Atleos Corp. (a)	417,612	11,914,470
NMI Holdings, Inc. (a)	164,300	6,767,517
Payoneer Global, Inc. (a)	894,420	6,734,983
Radian Group, Inc.	391,292	13,573,920
Walker & Dunlop, Inc.	105,485	11,982,041
		125,418,053
FOOD PRODUCTS — 1.1%
B&G Foods, Inc. (b)	466,337	4,141,073
Fresh Del Monte Produce, Inc.	197,701	5,840,087
Hain Celestial Group, Inc. (a)	529,217	4,567,143
John B Sanfilippo & Son, Inc.	24,939	2,351,997
Simply Good Foods Co. (a)	198,614	6,905,809
Tootsie Roll Industries, Inc. (b)	37,837	1,171,812
TreeHouse Foods, Inc. (a) (b)	269,493	11,313,316
WK Kellogg Co. (b)	389,647	6,666,860
		42,958,097
GAS UTILITIES — 0.5%
Chesapeake Utilities Corp.	72,697	9,026,787
Northwest Natural Holding Co.	227,732	9,296,020
		18,322,807
GROUND TRANSPORTATION — 1.0%
Heartland Express, Inc.	114,476	1,405,765
Hertz Global Holdings, Inc. (a)	722,021	2,382,670
Marten Transport Ltd.	180,460	3,194,142
RXO, Inc. (a) (b)	428,003	11,984,084
Schneider National, Inc. Class B (b)	276,894	7,902,555
Werner Enterprises, Inc. (b)	357,319	13,788,940
		40,658,156
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Artivion, Inc. (a)	102,132	2,718,754
Avanos Medical, Inc. (a)	270,697	6,504,849
Embecta Corp.	339,773	4,790,799
ICU Medical, Inc. (a)	141,761	25,831,689
Inari Medical, Inc. (a) (b)	126,915	5,233,975
Inspire Medical Systems, Inc. (a) (b)	43,936	9,272,693
Integra LifeSciences Holdings Corp. (a) (b)	392,991	7,140,646
Merit Medical Systems, Inc. (a)	137,993	13,637,848
Omnicell, Inc. (a)	265,403	11,571,571
QuidelOrtho Corp. (a) (b)	334,555	15,255,708
STAAR Surgical Co. (a)	112,955	4,196,278
Tandem Diabetes Care, Inc. (a) (b)	208,228	8,830,950
		114,985,760
HEALTH CARE PROVIDERS & SERVICES — 2.2%
AdaptHealth Corp. (a)	622,490	6,990,563

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Addus HomeCare Corp. (a)	61,137	$8,133,055
AMN Healthcare Services, Inc. (a) (b)	102,994	4,365,916
Cross Country Healthcare, Inc. (a) (b)	187,167	2,515,524
Fulgent Genetics, Inc. (a) (b)	117,800	2,559,794
National HealthCare Corp. (b)	38,555	4,849,062
Owens & Minor, Inc. (a)	435,313	6,830,061
Patterson Cos., Inc. (b)	452,035	9,872,444
Pediatrix Medical Group, Inc. (a)	497,830	5,769,850
Premier, Inc. Class A (b)	605,292	12,105,840
Select Medical Holdings Corp.	610,653	21,293,470
U.S. Physical Therapy, Inc. (b)	40,001	3,385,285
		88,670,864
HEALTH CARE REITs — 0.9%
CareTrust REIT, Inc.	328,808	10,147,015
LTC Properties, Inc. REIT	146,066	5,359,162
Medical Properties Trust, Inc. REIT	3,478,939	20,351,793
Universal Health Realty Income Trust REIT	40,402	1,848,391
		37,706,361
HEALTH CARE TECHNOLOGY — 0.2%
Certara, Inc. (a) (b)	276,477	3,237,546
HealthStream, Inc.	66,530	1,918,725
Schrodinger, Inc. (a) (b)	143,431	2,660,645
Simulations Plus, Inc. (b)	39,893	1,277,374
		9,094,290
HOTEL & RESORT REITs — 0.5%
Pebblebrook Hotel Trust REIT (b)	709,812	9,390,813
Service Properties Trust REIT	977,172	4,455,904
Summit Hotel Properties, Inc. REIT	312,659	2,144,841
Xenia Hotels & Resorts, Inc. REIT	246,225	3,636,743
		19,628,301
HOTELS, RESTAURANTS & LEISURE — 1.5%
BJ's Restaurants, Inc. (a) (b)	136,345	4,439,393
Bloomin' Brands, Inc. (b)	227,221	3,755,963
Brinker International, Inc. (a)	148,907	11,395,853
Cheesecake Factory, Inc. (b)	148,829	6,035,016
Chuy's Holdings, Inc. (a)	45,282	1,693,547
Cracker Barrel Old Country Store, Inc. (b)	130,814	5,932,415
Golden Entertainment, Inc.	48,784	1,550,843
Papa John's International, Inc. (b)	101,889	5,488,760
Penn Entertainment, Inc. (a) (b)	866,138	16,335,363
Sabre Corp. (a)	1,067,736	3,918,591
		60,545,744
HOUSEHOLD DURABLES — 2.0%
Century Communities, Inc.	79,571	8,194,222
Ethan Allen Interiors, Inc. (b)	78,577	2,505,821
Security Description	Shares	Value
Helen of Troy Ltd. (a) (b)	134,422	$8,314,001
La-Z-Boy, Inc. (b)	113,945	4,891,659
Leggett & Platt, Inc.	773,912	10,540,681
LGI Homes, Inc. (a) (b)	48,729	5,775,361
Newell Brands, Inc.	2,410,114	18,509,675
Sonos, Inc. (a) (b)	712,742	8,759,599
Tri Pointe Homes, Inc. (a)	215,019	9,742,511
Worthington Enterprises, Inc. (b)	57,920	2,400,784
		79,634,314
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a) (b)	56,130	2,047,061
Central Garden & Pet Co. Class A (a)	306,322	9,618,511
Energizer Holdings, Inc.	207,771	6,598,807
		18,264,379
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Clearway Energy, Inc. Class A	203,918	5,805,546
Clearway Energy, Inc. Class C	479,071	14,697,898
		20,503,444
INDUSTRIAL REITs — 0.7%
Innovative Industrial Properties, Inc. REIT	73,425	9,883,005
LXP Industrial Trust REIT	1,704,619	17,131,421
		27,014,426
INSURANCE — 2.9%
AMERISAFE, Inc.	64,004	3,093,313
Assured Guaranty Ltd.	116,519	9,265,591
Employers Holdings, Inc.	146,333	7,019,594
Genworth Financial, Inc. (a)	2,501,547	17,135,597
Horace Mann Educators Corp.	240,107	8,391,740
Lincoln National Corp.	988,600	31,150,786
Mercury General Corp.	153,071	9,640,412
ProAssurance Corp. (a)	301,284	4,531,311
Safety Insurance Group, Inc.	87,398	7,147,408
Stewart Information Services Corp. (b)	159,756	11,940,163
Trupanion, Inc. (a)	102,066	4,284,731
United Fire Group, Inc.	125,371	2,624,015
		116,224,661
INTERACTIVE MEDIA & SERVICES — 0.9%
IAC, Inc. (a)	245,145	13,193,704
QuinStreet, Inc. (a)	320,915	6,139,104
Shutterstock, Inc. (b)	71,714	2,536,524
Ziff Davis, Inc. (a)	258,409	12,574,182
		34,443,514
IT SERVICES — 0.9%
DigitalOcean Holdings, Inc. (a) (b)	167,685	6,772,797
DXC Technology Co. (a) (b)	1,048,555	21,757,516
Perficient, Inc. (a)	80,745	6,094,633
		34,624,946

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Sturm Ruger & Co., Inc. (b)	99,311	$4,139,283
Topgolf Callaway Brands Corp. (a)	833,700	9,154,026
Vista Outdoor, Inc. (a)	337,568	13,225,914
		26,519,223
LIFE SCIENCES TOOLS & SERVICES — 0.5%
BioLife Solutions, Inc. (a) (b)	84,816	2,123,792
Cytek Biosciences, Inc. (a) (b)	627,433	3,475,979
Fortrea Holdings, Inc. (a) (b)	516,437	10,328,740
Mesa Laboratories, Inc. (b)	31,316	4,066,696
		19,995,207
MACHINERY — 2.9%
Albany International Corp. Class A	95,527	8,487,574
Astec Industries, Inc.	134,274	4,288,712
Barnes Group, Inc.	263,435	10,645,408
Enerpac Tool Group Corp.	105,532	4,420,735
Enpro, Inc.	66,547	10,792,592
Gates Industrial Corp. PLC (a)	863,556	15,155,408
Greenbrier Cos., Inc.	183,330	9,329,664
Hillenbrand, Inc.	405,191	11,264,310
John Bean Technologies Corp.	75,026	7,390,811
Kennametal, Inc. (b)	449,787	11,662,977
Lindsay Corp.	32,714	4,077,473
Proto Labs, Inc. (a)	54,107	1,589,123
Titan International, Inc. (a) (b)	289,041	2,349,903
Trinity Industries, Inc.	242,861	8,461,277
Wabash National Corp. (b)	259,126	4,972,628
		114,888,595
MEDIA — 1.6%
Cable One, Inc. (b)	27,128	9,489,103
EchoStar Corp. Class A (a) (b)	699,497	17,361,515
John Wiley & Sons, Inc. Class A (b)	237,934	11,480,315
Scholastic Corp.	147,117	4,709,215
TechTarget, Inc. (a)	63,624	1,555,607
TEGNA, Inc. (b)	957,120	15,103,354
Thryv Holdings, Inc. (a) (b)	192,729	3,320,721
		63,019,830
METALS & MINING — 0.8%
Arch Resources, Inc.	33,025	4,562,734
Century Aluminum Co. (a) (b)	306,089	4,967,824
Haynes International, Inc.	34,051	2,027,397
Kaiser Aluminum Corp. (b)	93,912	6,810,498
Metallus, Inc. (a) (b)	96,909	1,437,160
MP Materials Corp. (a) (b)	432,497	7,633,572
SunCoke Energy, Inc.	495,282	4,299,048
Worthington Steel, Inc.	58,273	1,981,865
		33,720,098
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 2.2%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	284,862	$2,617,882
Arbor Realty Trust, Inc. REIT (b)	1,091,887	16,989,762
ARMOUR Residential REIT, Inc. (b)	92,312	1,883,165
Blackstone Mortgage Trust, Inc. Class A REIT (b)	1,006,252	19,128,850
Franklin BSP Realty Trust, Inc. REIT (b)	481,960	6,294,397
HA Sustainable Infrastructure Capital, Inc. (b)	675,594	23,287,725
KKR Real Estate Finance Trust, Inc. REIT (b)	343,079	4,237,026
PennyMac Mortgage Investment Trust REIT (b)	511,638	7,295,958
Ready Capital Corp. REIT (b)	990,797	7,559,781
		89,294,546
MULTI-UTILITIES — 0.5%
Avista Corp.	455,833	17,663,529
Unitil Corp.	52,909	3,205,227
		20,868,756
OFFICE REITs — 2.3%
Brandywine Realty Trust REIT	1,014,765	5,520,322
Douglas Emmett, Inc. REIT (b)	969,385	17,032,094
Easterly Government Properties, Inc. REIT (b)	570,272	7,744,294
Highwoods Properties, Inc. REIT (b)	614,542	20,593,302
Hudson Pacific Properties, Inc. REIT (b)	830,750	3,970,985
JBG SMITH Properties REIT	497,679	8,699,429
SL Green Realty Corp. REIT (b)	376,248	26,190,623
		89,751,049
OIL, GAS & CONSUMABLE FUELS — 1.0%
Comstock Resources, Inc. (b)	261,488	2,910,361
CVR Energy, Inc. (b)	90,564	2,085,689
Green Plains, Inc. (a)	380,833	5,156,479
Peabody Energy Corp. (b)	399,202	10,594,821
Talos Energy, Inc. (a) (b)	732,226	7,578,539
Vital Energy, Inc. (a) (b)	80,951	2,177,582
World Kinect Corp. (b)	340,765	10,533,046
		41,036,517
PERSONAL CARE PRODUCTS — 0.3%
Edgewell Personal Care Co. (b)	284,254	10,329,790
USANA Health Sciences, Inc. (a)	65,063	2,467,189
		12,796,979
PAPER & FOREST PRODUCTS — 0.5%
Clearwater Paper Corp. (a)	97,993	2,796,720
Sylvamo Corp. (b)	199,418	17,120,036
		19,916,756

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 2.0%
Corcept Therapeutics, Inc. (a) (b)	191,730	$8,873,264
Harmony Biosciences Holdings, Inc. (a) (b)	101,140	4,045,600
Innoviva, Inc. (a) (b)	162,127	3,130,672
Ligand Pharmaceuticals, Inc. (a) (b)	105,295	10,538,977
Organon & Co.	1,495,074	28,600,766
Pacira BioSciences, Inc. (a) (b)	271,658	4,088,453
Phibro Animal Health Corp. Class A	119,765	2,697,108
Prestige Consumer Healthcare, Inc. (a)	148,581	10,712,690
Supernus Pharmaceuticals, Inc. (a)	194,713	6,071,151
		78,758,681
PROFESSIONAL SERVICES — 1.8%
CSG Systems International, Inc.	84,908	4,130,774
Heidrick & Struggles International, Inc.	119,623	4,648,550
Kelly Services, Inc. Class A	190,035	4,068,649
Korn Ferry	130,520	9,820,325
NV5 Global, Inc. (a)	76,683	7,168,327
Robert Half, Inc. (b)	594,690	40,088,053
		69,924,678
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
Cushman & Wakefield PLC (a) (b)	1,328,002	18,100,667
Kennedy-Wilson Holdings, Inc. (b)	696,087	7,691,761
Marcus & Millichap, Inc. (b)	83,425	3,306,133
		29,098,561
RESIDENTIAL REITs — 0.7%
Centerspace REIT	90,143	6,352,377
Elme Communities REIT	518,434	9,119,254
NexPoint Residential Trust, Inc. REIT	130,235	5,731,642
Veris Residential, Inc. REIT	285,475	5,098,584
		26,301,857
RETAIL REITs — 2.1%
Acadia Realty Trust REIT	609,020	14,299,790
Getty Realty Corp. REIT	167,326	5,322,640
Macerich Co. REIT	1,252,839	22,851,783
Phillips Edison & Co., Inc. REIT	346,782	13,077,149
Retail Opportunity Investments Corp. REIT	735,550	11,570,202
Saul Centers, Inc. REIT	36,248	1,520,966
SITE Centers Corp. REIT	145,910	8,827,555
Urban Edge Properties REIT	292,984	6,266,928
Whitestone REIT	132,372	1,790,993
		85,528,006
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Alpha & Omega Semiconductor Ltd. (a)	139,892	$5,192,791
CEVA, Inc. (a)	82,133	1,983,512
Cohu, Inc. (a) (b)	163,010	4,189,357
Diodes, Inc. (a) (b)	106,438	6,821,611
Ichor Holdings Ltd. (a)	198,420	6,311,740
Impinj, Inc. (a) (b)	41,615	9,010,480
Kulicke & Soffa Industries, Inc. (b)	118,830	5,362,798
MaxLinear, Inc. (a) (b)	171,876	2,488,764
Photronics, Inc. (a)	112,866	2,794,562
Semtech Corp. (a)	238,060	10,869,820
SiTime Corp. (a) (b)	46,364	7,951,890
SMART Global Holdings, Inc. (a) (b)	183,900	3,852,705
SolarEdge Technologies, Inc. (a) (b)	205,872	4,716,528
Ultra Clean Holdings, Inc. (a)	259,650	10,367,825
Wolfspeed, Inc. (a) (b)	392,889	3,811,023
		85,725,406
SOFTWARE — 1.8%
A10 Networks, Inc.	226,128	3,265,288
ACI Worldwide, Inc. (a)	223,416	11,371,875
Adeia, Inc.	384,848	4,583,540
BlackLine, Inc. (a)	100,295	5,530,266
Box, Inc. Class A (a)	327,231	10,710,271
Clear Secure, Inc. Class A (b)	173,923	5,763,808
Envestnet, Inc. (a)	168,060	10,523,917
N-able, Inc. (a)	154,451	2,017,130
NCR Voyix Corp. (a) (b)	839,007	11,385,325
SolarWinds Corp. (b)	174,716	2,280,044
Sprinklr, Inc. Class A (a) (b)	709,285	5,482,773
		72,914,237
SPECIALIZED REITs — 0.7%
Four Corners Property Trust, Inc. REIT	305,644	8,958,426
Outfront Media, Inc. REIT	470,704	8,651,539
Safehold, Inc. REIT (b)	269,334	7,064,631
Uniti Group, Inc. REIT (b)	690,252	3,893,021
		28,567,617
SPECIALTY RETAIL — 4.3%
Academy Sports & Outdoors, Inc. (b)	418,539	24,425,936
Advance Auto Parts, Inc. (b)	344,752	13,441,880
Asbury Automotive Group, Inc. (a) (b)	58,890	14,050,565
Bath & Body Works, Inc.	1,291,000	41,208,720
Buckle, Inc. (b)	66,916	2,942,297
Caleres, Inc. (b)	202,107	6,679,636
Foot Locker, Inc.	475,995	12,299,711
Leslie's, Inc. (a) (b)	1,088,230	3,438,807
MarineMax, Inc. (a) (b)	115,677	4,079,928
Monro, Inc. (b)	176,221	5,085,738

See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
National Vision Holdings, Inc. (a)	463,214	$5,053,665
ODP Corp. (a) (b)	195,210	5,807,497
Sally Beauty Holdings, Inc. (a)	604,610	8,204,558
Shoe Carnival, Inc. (b)	103,986	4,559,786
Sonic Automotive, Inc. Class A (b)	85,894	5,023,081
Upbound Group, Inc.	120,436	3,852,748
Victoria's Secret & Co. (a) (b)	452,045	11,617,556
		171,772,109
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Corsair Gaming, Inc. (a) (b)	258,028	1,795,875
Xerox Holdings Corp. (b)	681,063	7,069,434
		8,865,309
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
G-III Apparel Group Ltd. (a) (b)	233,192	7,117,020
Hanesbrands, Inc. (a) (b)	2,034,363	14,952,568
Movado Group, Inc.	707	13,150
VF Corp. (b)	1,922,804	38,359,940
Wolverine World Wide, Inc. (b)	471,323	8,210,447
		68,653,125
TOBACCO — 0.4%
Universal Corp.	145,445	7,724,584
Vector Group Ltd.	435,083	6,491,438
		14,216,022
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp. (b)	474,585	21,493,955
DNOW, Inc. (a)	627,175	8,109,373
DXP Enterprises, Inc. (a)	75,354	4,020,889
Rush Enterprises, Inc. Class A	196,205	10,365,510
		43,989,727
WATER UTILITIES — 0.7%
American States Water Co.	103,689	8,636,257
California Water Service Group	203,538	11,035,830
Middlesex Water Co. (b)	56,759	3,702,957
SJW Group	99,922	5,806,468
		29,181,512
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Gogo, Inc. (a) (b)	186,310	$1,337,706
Telephone & Data Systems, Inc.	287,229	6,678,074
		8,015,780
TOTAL COMMON STOCKS (Cost $3,646,957,335)		3,983,826,527
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	1,870,847	1,870,847
State Street Navigator Securities Lending Portfolio II (e) (f)	348,728,508	348,728,508
TOTAL SHORT-TERM INVESTMENTS (Cost $350,599,355)		350,599,355
TOTAL INVESTMENTS — 108.6% (Cost $3,997,556,690)		4,334,425,882
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(342,380,135)
NET ASSETS — 100.0%		$3,992,045,747
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,983,826,527	$—	$—	$3,983,826,527
Short-Term Investments	350,599,355	—	—	350,599,355
TOTAL INVESTMENTS	$4,334,425,882	$—	$—	$4,334,425,882
See accompanying notes to Schedule of Investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,286,169	$3,287,155	$15,513,506	$18,800,661	$198	$(198)	—	$—	$26,111
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	24,809,708	22,938,861	—	—	1,870,847	1,870,847	22,850
State Street Navigator Securities Lending Portfolio II	272,620,822	272,620,822	579,835,822	503,728,136	—	—	348,728,508	348,728,508	403,258
Total		$275,907,977	$620,159,036	$545,467,658	$198	$(198)		$350,599,355	$452,219
See accompanying notes to Schedule of Investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 99.8%
AAR Corp. (a)	424,234	$27,727,934
AeroVironment, Inc. (a) (b)	447,318	89,687,259
Archer Aviation, Inc. Class A (a) (b)	5,997,125	18,171,289
Astronics Corp. (a)	278,153	5,418,420
Axon Enterprise, Inc. (a)	281,966	112,673,614
Boeing Co. (a)	682,765	103,807,591
BWX Technologies, Inc.	845,435	91,898,784
Cadre Holdings, Inc. (b)	337,039	12,790,630
Curtiss-Wright Corp.	345,337	113,508,819
Ducommun, Inc. (a)	77,086	5,074,571
General Dynamics Corp.	351,172	106,124,178
General Electric Co.	600,387	113,220,980
HEICO Corp. (b)	412,713	107,916,195
Hexcel Corp.	1,510,178	93,374,306
Howmet Aerospace, Inc.	1,123,395	112,620,349
Huntington Ingalls Industries, Inc.	409,241	108,195,136
Kratos Defense & Security Solutions, Inc. (a)	1,439,803	33,547,410
L3Harris Technologies, Inc.	465,844	110,810,312
Leonardo DRS, Inc. (a)	950,890	26,834,116
Loar Holdings, Inc. (a)	277,205	20,676,721
Lockheed Martin Corp.	187,814	109,788,552
Mercury Systems, Inc. (a) (b)	846,215	31,309,955
Moog, Inc. Class A	235,219	47,518,942
National Presto Industries, Inc.	60,599	4,553,409
Northrop Grumman Corp.	205,928	108,744,399
Rocket Lab USA, Inc. (a) (b)	7,739,594	75,306,250
RTX Corp.	898,565	108,870,135
Spirit AeroSystems Holdings, Inc. Class A (a) (b)	3,217,225	104,591,985
Textron, Inc.	1,220,491	108,111,093
TransDigm Group, Inc.	78,257	111,682,912
Triumph Group, Inc. (a) (b)	1,660,790	21,407,583
Security Description	Shares	Value
V2X, Inc. (a)	132,353	$7,393,239
Woodward, Inc.	648,277	111,185,988
TOTAL COMMON STOCKS (Cost $1,770,673,933)		2,364,543,056
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	4,665,501	4,665,501
State Street Navigator Securities Lending Portfolio II (e) (f)	54,992,306	54,992,306
TOTAL SHORT-TERM INVESTMENTS (Cost $59,657,807)		59,657,807
TOTAL INVESTMENTS — 102.3% (Cost $1,830,331,740)		2,424,200,863
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(55,232,744)
NET ASSETS — 100.0%		$2,368,968,119

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,364,543,056	$—	$—	$2,364,543,056
Short-Term Investments	59,657,807	—	—	59,657,807
TOTAL INVESTMENTS	$2,424,200,863	$—	$—	$2,424,200,863
See accompanying notes to Schedule of Investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,708,743	$2,709,555	$15,124,722	$17,834,277	$212	$(212)	—	$—	$46,488
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	8,443,558	3,778,057	—	—	4,665,501	4,665,501	8,384
State Street Navigator Securities Lending Portfolio II	160,660,356	160,660,356	146,788,385	252,456,435	—	—	54,992,306	54,992,306	751,238
Total		$163,369,911	$170,356,665	$274,068,769	$212	$(212)		$59,657,807	$806,110
See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ASSET MANAGEMENT & CUSTODY BANKS — 2.4%
Bank of New York Mellon Corp.	328,289	$23,590,848
Northern Trust Corp.	255,583	23,010,137
		46,600,985
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE — 9.1%
Essent Group Ltd. (a)	353,944	22,755,060
MGIC Investment Corp.	893,211	22,866,202
Mr. Cooper Group, Inc. (a) (b)	238,588	21,993,042
NMI Holdings, Inc. (b)	549,147	22,619,365
PennyMac Financial Services, Inc.	195,704	22,304,385
Radian Group, Inc.	641,995	22,270,806
Rocket Cos., Inc. Class A (a) (b)	1,149,510	22,059,097
Walker & Dunlop, Inc.	207,746	23,597,868
		180,465,825
DIVERSIFIED BANKS — 11.8%
Bank of America Corp.	583,531	23,154,510
Citigroup, Inc.	391,079	24,481,545
Comerica, Inc.	392,307	23,503,112
Fifth Third Bancorp	536,088	22,966,010
First Citizens BancShares, Inc. Class A	12,297	22,638,162
JPMorgan Chase & Co.	110,384	23,275,570
KeyCorp	1,401,704	23,478,542
PNC Financial Services Group, Inc.	127,250	23,522,163
U.S. Bancorp	505,450	23,114,229
Wells Fargo & Co.	427,318	24,139,194
		234,273,037
OTHER DIVERSIFIED FINANCIAL SERVICES — 6.1%
Apollo Global Management, Inc.	197,159	24,627,131
Corebridge Financial, Inc.	822,820	23,993,431
Equitable Holdings, Inc.	562,146	23,626,997
Jackson Financial, Inc. Class A	269,770	24,611,117
Voya Financial, Inc.	300,306	23,790,241
		120,648,917
REGIONAL BANKS — 70.3%
Ameris Bancorp	369,546	23,055,975
Associated Banc-Corp.	1,060,343	22,839,788
Atlantic Union Bankshares Corp.	544,069	20,495,079
Axos Financial, Inc. (b)	356,857	22,439,168
Banc of California, Inc.	1,576,066	23,215,452
Bancorp, Inc. (b)	455,720	24,381,020
Bank of Hawaii Corp.	349,831	21,958,892
Bank OZK	542,540	23,323,795
Security Description	Shares	Value
BankUnited, Inc.	625,967	$22,810,237
Banner Corp.	228,060	13,583,254
BOK Financial Corp.	183,284	19,175,172
Cadence Bank	711,462	22,660,065
Cathay General Bancorp (a)	419,769	18,029,079
Citizens Financial Group, Inc.	562,571	23,104,791
Columbia Banking System, Inc.	925,458	24,163,708
Commerce Bancshares, Inc.	363,887	21,614,888
Community Financial System, Inc.	323,141	18,764,798
Cullen/Frost Bankers, Inc.	206,134	23,058,149
CVB Financial Corp.	1,009,091	17,982,002
East West Bancorp, Inc. (a)	283,687	23,472,262
Eastern Bankshares, Inc.	1,242,560	20,365,558
First BanCorp	1,114,297	23,589,667
First Financial Bancorp	472,016	11,908,964
First Financial Bankshares, Inc.	613,368	22,700,750
First Hawaiian, Inc.	731,064	16,924,132
First Horizon Corp.	1,426,522	22,153,887
First Interstate BancSystem, Inc. Class A	732,528	22,473,959
First Merchants Corp.	290,261	10,797,709
FNB Corp. (a)	1,608,656	22,698,136
Fulton Financial Corp.	1,264,916	22,932,927
Glacier Bancorp, Inc.	508,526	23,239,638
Hancock Whitney Corp.	452,882	23,173,972
Hilltop Holdings, Inc.	404,562	13,010,714
Home BancShares, Inc.	837,483	22,687,414
Huntington Bancshares, Inc.	1,568,382	23,055,215
Independent Bank Corp.	303,154	17,925,496
Independent Bank Group, Inc.	271,271	15,641,486
International Bancshares Corp.	280,078	16,745,864
Lakeland Financial Corp.	136,961	8,918,900
M&T Bank Corp.	133,548	23,787,570
New York Community Bancorp, Inc. (a)	2,127,685	23,893,903
Old National Bancorp (a)	1,202,212	22,433,276
Pacific Premier Bancorp, Inc.	632,181	15,905,674
Pinnacle Financial Partners, Inc. (a)	237,626	23,280,219
Popular, Inc.	231,154	23,177,812
Prosperity Bancshares, Inc.	311,002	22,413,914
Provident Financial Services, Inc.	1,058,070	19,637,779
Regions Financial Corp.	1,026,550	23,949,411
Renasant Corp.	495,767	16,112,427
Seacoast Banking Corp. of Florida (a)	547,748	14,597,484
ServisFirst Bancshares, Inc. (a)	213,964	17,213,404
Simmons First National Corp. Class A	584,792	12,596,420
SouthState Corp.	237,626	23,092,495
Synovus Financial Corp.	505,450	22,477,361

See accompanying notes to Schedule of Investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Texas Capital Bancshares, Inc. (b)	321,594	$22,981,107
Triumph Financial, Inc. (b)	178,915	14,230,899
Truist Financial Corp.	539,036	23,054,570
Trustmark Corp.	358,656	11,412,434
UMB Financial Corp. (a)	214,544	22,550,720
United Bankshares, Inc.	607,916	22,553,684
United Community Banks, Inc.	611,074	17,770,032
Valley National Bancorp	2,647,117	23,982,880
WaFd, Inc.	515,317	17,958,797
Webster Financial Corp.	504,659	23,522,156
WesBanco, Inc.	278,588	8,296,351
Western Alliance Bancorp	275,347	23,814,762
Wintrust Financial Corp.	214,639	23,294,771
WSFS Financial Corp.	312,327	15,925,554
Zions Bancorp NA	485,125	22,907,602
		1,389,897,430
TOTAL COMMON STOCKS (Cost $1,897,511,779)		1,971,886,194
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	1,679,104	1,679,104
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	27,147,611	$27,147,611
TOTAL SHORT-TERM INVESTMENTS (Cost $28,826,715)		28,826,715
TOTAL INVESTMENTS — 101.2% (Cost $1,926,338,494)		2,000,712,909
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(23,552,522)
NET ASSETS — 100.0%		$1,977,160,387

(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,971,886,194	$—	$—	$1,971,886,194
Short-Term Investments	28,826,715	—	—	28,826,715
TOTAL INVESTMENTS	$2,000,712,909	$—	$—	$2,000,712,909

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	982,274	$982,568	$9,251,809	$10,234,377	$41	$(41)	—	$—	$17,053
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	14,118,427	12,439,323	—	—	1,679,104	1,679,104	9,272
State Street Navigator Securities Lending Portfolio II	29,664,528	29,664,528	111,977,806	114,494,723	—	—	27,147,611	27,147,611	8,099
Total		$30,647,096	$135,348,042	$137,168,423	$41	$(41)		$28,826,715	$34,424
See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.8%
4D Molecular Therapeutics, Inc. (a)	1,017,129	$10,995,164
89bio, Inc. (a)	1,433,927	10,611,060
AbbVie, Inc.	981,551	193,836,691
ACADIA Pharmaceuticals, Inc. (a)	3,216,878	49,475,584
ADMA Biologics, Inc. (a)	4,401,257	87,981,127
Agios Pharmaceuticals, Inc. (a)	1,007,600	44,767,668
Akero Therapeutics, Inc. (a)	1,017,796	29,200,567
Alector, Inc. (a)	819,057	3,816,806
Alkermes PLC (a) (b)	2,875,939	80,497,533
Allogene Therapeutics, Inc. (a) (b)	3,568,037	9,990,504
Alnylam Pharmaceuticals, Inc. (a)	718,565	197,626,932
Altimmune, Inc. (a) (b)	1,753,895	10,768,915
Amgen, Inc.	573,335	184,734,270
Amicus Therapeutics, Inc. (a)	4,585,038	48,968,206
AnaptysBio, Inc. (a) (b)	435,610	14,592,935
Anavex Life Sciences Corp. (a) (b)	1,571,391	8,925,501
Annexon, Inc. (a)	1,990,640	11,784,589
Apellis Pharmaceuticals, Inc. (a)	2,298,192	66,279,857
Apogee Therapeutics, Inc. (a) (b)	614,262	36,081,750
Applied Therapeutics, Inc. (a)	1,792,920	15,239,820
Arbutus Biopharma Corp. (a) (b)	1,294,828	4,985,088
Arcellx, Inc. (a) (b)	627,535	52,405,448
Arcturus Therapeutics Holdings, Inc. (a) (b)	734,220	17,041,246
Arcus Biosciences, Inc. (a) (b)	947,805	14,491,938
Arcutis Biotherapeutics, Inc. (a) (b)	3,116,410	28,982,613
Ardelyx, Inc. (a) (b)	6,692,264	46,109,699
ArriVent Biopharma, Inc. (a) (b)	107,080	2,516,380
Arrowhead Pharmaceuticals, Inc. (a) (b)	2,004,252	38,822,361
ARS Pharmaceuticals, Inc. (a) (b)	915,071	13,268,530
Astria Therapeutics, Inc. (a) (b)	600,939	6,616,338
Avid Bioservices, Inc. (a) (b)	1,288,381	14,661,776
Avidity Biosciences, Inc. (a) (b)	2,244,421	103,086,257
Beam Therapeutics, Inc. (a) (b)	2,106,220	51,602,390
BioCryst Pharmaceuticals, Inc. (a) (b)	4,177,015	31,745,314
Biogen, Inc. (a)	974,460	188,889,326
Biohaven Ltd. (a)	1,548,508	77,378,945
BioMarin Pharmaceutical, Inc. (a)	2,245,296	157,821,856
Security Description	Shares	Value
Blueprint Medicines Corp. (a) (b)	1,317,430	$121,862,275
Bridgebio Pharma, Inc. (a)	2,739,346	69,743,749
C4 Therapeutics, Inc. (a) (b)	1,619,445	9,230,837
CareDx, Inc. (a)	768,202	23,987,107
Cargo Therapeutics, Inc. (a) (b)	311,301	5,743,503
Catalyst Pharmaceuticals, Inc. (a)	1,378,917	27,412,870
Celcuity, Inc. (a)	637,052	9,498,445
Celldex Therapeutics, Inc. (a) (b)	1,024,380	34,818,676
CG oncology, Inc. (a)	884,826	33,384,485
Cogent Biosciences, Inc. (a) (b)	1,279,864	13,822,531
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	383,212	7,905,664
Crinetics Pharmaceuticals, Inc. (a)	1,097,064	56,059,970
CRISPR Therapeutics AG (a) (b)	2,410,256	113,233,827
Cullinan Therapeutics, Inc. (a) (b)	1,290,914	21,609,900
Cytokinetics, Inc. (a) (b)	2,410,397	127,268,962
Day One Biopharmaceuticals, Inc. (a) (b)	1,535,929	21,395,491
Denali Therapeutics, Inc. (a)	1,324,770	38,590,550
Dianthus Therapeutics, Inc. (a)	344,964	9,445,114
Disc Medicine, Inc. (a)	413,371	20,313,051
Dynavax Technologies Corp. (a) (b)	2,953,495	32,901,934
Dyne Therapeutics, Inc. (a) (b)	1,857,130	66,708,110
Emergent BioSolutions, Inc. (a)	1,621,452	13,539,124
Erasca, Inc. (a) (b)	2,613,701	7,135,404
Exact Sciences Corp. (a) (b)	2,908,493	198,126,543
Exelixis, Inc. (a)	2,490,106	64,618,251
Fate Therapeutics, Inc. (a)	2,413,955	8,448,843
Geron Corp. (a) (b)	16,030,965	72,780,581
Gilead Sciences, Inc.	2,301,933	192,994,063
Halozyme Therapeutics, Inc. (a) (b)	2,089,634	119,610,650
Humacyte, Inc. (a) (b)	2,780,663	15,126,807
Ideaya Biosciences, Inc. (a) (b)	1,418,606	44,941,438
ImmunityBio, Inc. (a) (b)	5,130,224	19,084,433
Immunome, Inc. (a) (b)	980,353	14,332,761
Immunovant, Inc. (a) (b)	1,715,137	48,898,556
Incyte Corp. (a)	2,999,119	198,241,766
Insmed, Inc. (a)	2,553,273	186,388,929
Intellia Therapeutics, Inc. (a) (b)	2,876,926	59,120,829
Ionis Pharmaceuticals, Inc. (a)	2,237,583	89,637,575
Iovance Biotherapeutics, Inc. (a) (b)	7,350,936	69,025,289
Ironwood Pharmaceuticals, Inc. (a)	4,465,551	18,398,070

See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
iTeos Therapeutics, Inc. (a) (b)	561,082	$5,728,647
Janux Therapeutics, Inc. (a)	739,586	33,599,392
KalVista Pharmaceuticals, Inc. (a) (b)	493,436	5,713,989
Keros Therapeutics, Inc. (a)	462,834	26,876,770
Krystal Biotech, Inc. (a) (b)	516,042	93,935,125
Kura Oncology, Inc. (a)	1,032,792	20,180,756
Kymera Therapeutics, Inc. (a) (b)	736,800	34,872,744
Madrigal Pharmaceuticals, Inc. (a) (b)	502,345	106,607,656
MannKind Corp. (a) (b)	3,541,325	22,274,934
MiMedx Group, Inc. (a)	1,252,051	7,399,621
Mirum Pharmaceuticals, Inc. (a) (b)	962,025	37,518,975
Moderna, Inc. (a)	2,791,777	186,574,457
Myriad Genetics, Inc. (a)	1,243,346	34,055,247
Natera, Inc. (a)	1,506,801	191,288,387
Neurocrine Biosciences, Inc. (a)	1,559,274	179,659,550
Novavax, Inc. (a) (b)	4,226,585	53,381,769
Nurix Therapeutics, Inc. (a) (b)	1,053,615	23,674,729
Nuvalent, Inc. Class A (a) (b)	482,290	49,338,267
Ocugen, Inc. (a) (b)	8,976,283	8,906,268
Olema Pharmaceuticals, Inc. (a) (b)	1,018,589	12,161,953
ORIC Pharmaceuticals, Inc. (a) (b)	727,043	7,452,191
Perspective Therapeutics, Inc. (a) (b)	1,138,600	15,200,310
Praxis Precision Medicines, Inc. (a) (b)	398,043	22,903,394
Protagonist Therapeutics, Inc. (a) (b)	1,011,786	45,530,370
Prothena Corp. PLC (a)	700,618	11,721,339
PTC Therapeutics, Inc. (a)	1,139,999	42,293,963
Recursion Pharmaceuticals, Inc. Class A (a) (b)	7,607,849	50,135,725
Regeneron Pharmaceuticals, Inc. (a)	165,269	173,737,384
REGENXBIO, Inc. (a) (b)	862,790	9,050,667
Relay Therapeutics, Inc. (a) (b)	2,026,684	14,348,923
Replimune Group, Inc. (a)	1,139,372	12,487,517
REVOLUTION Medicines, Inc. (a) (b)	1,889,606	85,693,632
Rhythm Pharmaceuticals, Inc. (a) (b)	726,971	38,086,011
Rocket Pharmaceuticals, Inc. (a) (b)	1,449,209	26,766,890
Roivant Sciences Ltd. (a) (b)	7,389,693	85,277,057
Sage Therapeutics, Inc. (a) (b)	1,678,730	12,120,431
Sana Biotechnology, Inc. (a) (b)	3,653,522	15,198,652
Sarepta Therapeutics, Inc. (a) (b)	1,529,277	190,991,405
Savara, Inc. (a) (b)	1,892,724	8,025,150
Security Description	Shares	Value
Scholar Rock Holding Corp. (a) (b)	1,302,241	$10,430,950
Soleno Therapeutics, Inc. (a)	637,481	32,186,416
SpringWorks Therapeutics, Inc. (a) (b)	1,554,658	49,811,242
Spyre Therapeutics, Inc. (a) (b)	794,709	23,372,392
Stoke Therapeutics, Inc. (a) (b)	931,942	11,453,567
Summit Therapeutics, Inc. (a) (b)	1,219,370	26,704,203
Syndax Pharmaceuticals, Inc. (a)	1,930,902	37,169,863
Tango Therapeutics, Inc. (a) (b)	1,159,119	8,925,216
TG Therapeutics, Inc. (a) (b)	3,832,839	89,650,104
Travere Therapeutics, Inc. (a) (b)	1,033,157	14,453,866
Twist Bioscience Corp. (a) (b)	1,565,965	70,750,299
Ultragenyx Pharmaceutical, Inc. (a)	1,107,738	61,534,846
United Therapeutics Corp. (a)	562,133	201,440,361
Vaxcyte, Inc. (a) (b)	726,179	82,980,474
Vera Therapeutics, Inc. (a) (b)	888,724	39,281,601
Veracyte, Inc. (a)	1,017,909	34,649,622
Vericel Corp. (a) (b)	604,763	25,551,237
Vertex Pharmaceuticals, Inc. (a)	392,744	182,657,380
Verve Therapeutics, Inc. (a) (b)	2,374,967	11,494,840
Viking Therapeutics, Inc. (a) (b)	2,856,665	180,855,461
Vir Biotechnology, Inc. (a) (b)	1,957,169	14,659,196
Viridian Therapeutics, Inc. (a) (b)	1,020,516	23,216,739
Xencor, Inc. (a)	723,569	14,550,973
Y-mAbs Therapeutics, Inc. (a) (b)	394,868	5,192,514
		7,525,731,556
HEALTH CARE EQUIPMENT — 0.0%
OmniAb, Inc. (a) (b) (c) (d)	161,959	—
OmniAb, Inc. (a) (b) (c) (d)	161,959	—
		—
PHARMACEUTICALS — 0.1%
Scilex Holding Co. (a)	5,938,524	5,490,759
TOTAL COMMON STOCKS (Cost $7,775,996,432)		7,531,222,315
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Inhibrx, Inc. (expiring 12/31/49) (a) (b)	1,645,973	1,069,883
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (b)	1,369,552	958,686
TOTAL RIGHTS (Cost $2,028,569)		2,028,569

See accompanying notes to Schedule of Investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g)	5,687,828	$5,687,828
State Street Navigator Securities Lending Portfolio II (h) (i)	593,959,843	593,959,843
TOTAL SHORT-TERM INVESTMENTS (Cost $599,647,671)		599,647,671
TOTAL INVESTMENTS — 107.9% (Cost $8,377,672,672)		8,132,898,555
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(595,792,230)
NET ASSETS — 100.0%		$7,537,106,325

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,531,222,315	$—	$0(a)	$7,531,222,315
Rights	—	2,028,569	—	2,028,569
Short-Term Investments	599,647,671	—	—	599,647,671
TOTAL INVESTMENTS	$8,130,869,986	$2,028,569	$0	$8,132,898,555
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,275,805	$3,276,788	$105,731,498	$109,008,286	$168	$(168)	—	$—	$104,236
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	30,721,235	25,033,407	—	—	5,687,828	5,687,828	18,640
State Street Navigator Securities Lending Portfolio II	531,386,578	531,386,578	1,166,597,515	1,104,024,250	—	—	593,959,843	593,959,843	1,629,421
Total		$534,663,366	$1,303,050,248	$1,238,065,943	$168	$(168)		$599,647,671	$1,752,297
See accompanying notes to Schedule of Investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ASSET MANAGEMENT & CUSTODY BANKS — 46.4%
Affiliated Managers Group, Inc.	48,820	$8,680,196
Ameriprise Financial, Inc.	18,752	8,809,877
ARES Management Corp. Class A	56,066	8,737,325
Artisan Partners Asset Management, Inc. Class A	202,380	8,767,102
Bank of New York Mellon Corp.	120,192	8,636,997
BlackRock, Inc.	9,292	8,822,847
Blackstone, Inc.	54,676	8,372,536
Blue Owl Capital, Inc. (a)	470,972	9,118,018
Brightsphere Investment Group, Inc.	126,771	3,219,983
Carlyle Group, Inc.	206,199	8,878,929
Cohen & Steers, Inc. (a)	90,192	8,653,922
Diamond Hill Investment Group, Inc.	12,067	1,950,148
DigitalBridge Group, Inc. (a)	585,424	8,272,041
Federated Hermes, Inc.	237,464	8,731,551
Franklin Resources, Inc.	415,035	8,362,955
Hamilton Lane, Inc. Class A	54,020	9,096,428
Invesco Ltd.	515,972	9,060,468
Janus Henderson Group PLC	228,170	8,686,432
KKR & Co., Inc.	67,305	8,788,687
Northern Trust Corp.	93,597	8,426,538
P10, Inc. Class A (a)	305,600	3,272,976
SEI Investments Co.	123,594	8,551,469
State Street Corp. (b)	99,223	8,778,259
StepStone Group, Inc. Class A	159,403	9,058,872
T. Rowe Price Group, Inc.	79,020	8,607,649
TPG, Inc. (a)	146,336	8,423,100
Victory Capital Holdings, Inc. Class A	158,922	8,804,279
Virtus Investment Partners, Inc.	29,066	6,087,874
WisdomTree, Inc. (a)	815,235	8,144,198
		231,801,656
FINANCIAL EXCHANGES & DATA — 21.6%
Cboe Global Markets, Inc.	39,451	8,082,326
CME Group, Inc.	38,063	8,398,601
Coinbase Global, Inc. Class A (c)	50,642	9,022,885
Donnelley Financial Solutions, Inc. (c)	79,201	5,213,802
FactSet Research Systems, Inc.	18,571	8,539,874
Intercontinental Exchange, Inc.	51,195	8,223,965
MarketAxess Holdings, Inc.	32,129	8,231,450
Moody's Corp.	17,346	8,232,238
Morningstar, Inc.	26,561	8,476,146
MSCI, Inc.	14,675	8,554,498
Nasdaq, Inc.	113,171	8,262,615
Open Lending Corp. (c)	301,223	1,843,485
S&P Global, Inc.	15,922	8,225,624
Tradeweb Markets, Inc. Class A	70,272	8,690,538
		107,998,047
Security Description	Shares	Value
INVESTMENT BANKING & BROKERAGE — 31.9%
BGC Group, Inc. Class A	861,358	$7,907,266
Charles Schwab Corp.	133,005	8,620,054
Evercore, Inc. Class A	34,615	8,769,364
Goldman Sachs Group, Inc.	17,223	8,527,279
Houlihan Lokey, Inc.	53,569	8,464,973
Interactive Brokers Group, Inc. Class A	64,508	8,989,835
Jefferies Financial Group, Inc.	141,115	8,685,628
Lazard, Inc.	172,871	8,709,241
LPL Financial Holdings, Inc.	40,163	9,343,119
Moelis & Co. Class A	122,624	8,400,970
Morgan Stanley	84,073	8,763,769
Perella Weinberg Partners	295,789	5,711,686
Piper Sandler Cos.	30,910	8,772,567
PJT Partners, Inc. Class A	66,388	8,852,176
Raymond James Financial, Inc.	70,095	8,583,834
Robinhood Markets, Inc. Class A (c)	374,223	8,764,303
Stifel Financial Corp.	96,292	9,041,819
StoneX Group, Inc. (c)	83,020	6,797,678
Virtu Financial, Inc. Class A	257,852	7,854,172
		159,559,733
TOTAL COMMON STOCKS (Cost $435,773,064)		499,359,436
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	422,983	422,983
State Street Navigator Securities Lending Portfolio II (b) (f)	8,033,495	8,033,495
TOTAL SHORT-TERM INVESTMENTS (Cost $8,456,478)		8,456,478
TOTAL INVESTMENTS — 101.6% (Cost $444,229,542)		507,815,914
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(7,900,621)
NET ASSETS — 100.0%		$499,915,293

(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$499,359,436	$—	$—	$499,359,436
Short-Term Investments	8,456,478	—	—	8,456,478
TOTAL INVESTMENTS	$507,815,914	$—	$—	$507,815,914

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	97,623	$7,224,102	$1,059,766	$952,850	$39,057	$1,408,184	99,223	$8,778,259	$67,360
State Street Institutional Liquid Reserves Fund, Premier Class	353,565	353,671	1,723,246	2,076,917	20	(20)	—	—	6,363
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,573,356	2,150,373	—	—	422,983	422,983	1,650
State Street Navigator Securities Lending Portfolio II	2,413,402	2,413,402	72,207,717	66,587,624	—	—	8,033,495	8,033,495	147,170
Total		$9,991,175	$77,564,085	$71,767,764	$39,077	$1,408,164		$17,234,737	$222,543
See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 4.0%
General Dynamics Corp.	628,631	$189,972,288
L3Harris Technologies, Inc.	796,432	189,447,280
Lockheed Martin Corp.	478,606	279,773,923
Northrop Grumman Corp.	390,756	206,346,521
		865,540,012
AIR FREIGHT & LOGISTICS — 1.2%
CH Robinson Worldwide, Inc.	1,374,523	151,706,103
Expeditors International of Washington, Inc.	862,275	113,302,935
		265,009,038
BANKS — 1.9%
Bank OZK	1,145,350	49,238,596
Commerce Bancshares, Inc.	1,240,654	73,694,848
Community Financial System, Inc.	497,376	28,882,624
Cullen/Frost Bankers, Inc. (a)	689,274	77,102,190
Prosperity Bancshares, Inc.	989,427	71,308,004
UMB Financial Corp. (a)	459,072	48,253,058
United Bankshares, Inc.	1,420,319	52,693,835
		401,173,155
BEVERAGES — 3.3%
Brown-Forman Corp. Class B (a)	2,125,213	104,560,480
Coca-Cola Co.	4,233,681	304,232,317
PepsiCo, Inc.	1,786,269	303,755,043
		712,547,840
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	1,875,221	370,318,643
BUILDING PRODUCTS — 1.0%
A.O. Smith Corp.	1,469,809	132,032,942
Carlisle Cos., Inc.	186,022	83,663,395
		215,696,337
CAPITAL MARKETS — 2.9%
FactSet Research Systems, Inc.	231,054	106,250,182
Franklin Resources, Inc.	3,520,170	70,931,425
S&P Global, Inc.	154,888	80,018,239
SEI Investments Co.	1,171,690	81,069,231
T. Rowe Price Group, Inc.	2,705,310	294,689,418
		632,958,495
CHEMICALS — 5.5%
Air Products & Chemicals, Inc.	963,856	286,978,485
Albemarle Corp. (a)	1,484,482	140,595,290
Ecolab, Inc.	356,772	91,094,595
HB Fuller Co.	612,200	48,596,436
Linde PLC	261,064	124,490,979
PPG Industries, Inc.	1,507,486	199,681,596
RPM International, Inc.	1,408,762	170,460,202
Sherwin-Williams Co.	263,846	100,702,103
Stepan Co.	240,646	18,589,903
		1,181,189,589
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	704,665	$37,178,124
Brady Corp. Class A	500,994	38,391,170
Cintas Corp.	373,827	76,963,503
MSA Safety, Inc.	434,790	77,105,659
Republic Services, Inc.	504,148	101,253,084
Waste Management, Inc.	591,337	122,761,561
		453,653,101
CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.5%
Casey's General Stores, Inc.	128,129	48,139,347
Sysco Corp.	3,668,789	286,385,669
Target Corp.	1,888,889	294,402,240
Walmart, Inc.	1,587,199	128,166,319
		757,093,575
CONTAINERS & PACKAGING — 1.7%
Amcor PLC	16,852,089	190,934,168
AptarGroup, Inc.	738,603	118,316,815
Sonoco Products Co.	1,168,303	63,824,393
		373,075,376
DISTRIBUTORS — 1.1%
Genuine Parts Co.	1,705,824	238,269,496
ELECTRIC UTILITIES — 9.5%
Alliant Energy Corp.	2,817,512	170,994,803
Edison International	4,366,456	380,274,653
Evergy, Inc.	2,603,369	161,434,912
Eversource Energy	3,808,626	259,176,999
NextEra Energy, Inc.	3,526,542	298,098,595
Southern Co.	4,105,386	370,223,709
Xcel Energy, Inc.	6,327,765	413,203,055
		2,053,406,726
ELECTRICAL EQUIPMENT — 0.8%
Emerson Electric Co.	1,527,567	167,070,003
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc.	263,387	57,526,355
FINANCIAL SERVICES — 0.6%
Jack Henry & Associates, Inc.	721,381	127,352,602
FOOD PRODUCTS — 4.0%
Archer-Daniels-Midland Co.	4,827,467	288,392,879
Flowers Foods, Inc.	2,327,876	53,704,099
Hormel Foods Corp.	3,375,375	106,999,387
J.M. Smucker Co.	1,191,409	144,279,630
Lancaster Colony Corp.	249,863	44,118,310
McCormick & Co., Inc.	2,891,236	237,948,723
		875,443,028
GAS UTILITIES — 2.4%
Atmos Energy Corp. (a)	1,679,885	233,016,848
Chesapeake Utilities Corp. (a)	240,302	29,838,299
National Fuel Gas Co. (a)	1,047,528	63,490,672
New Jersey Resources Corp.	1,101,527	51,992,074
ONE Gas, Inc. (a)	627,813	46,721,844
Spire, Inc.	632,098	42,533,874

See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
UGI Corp.	2,366,124	$59,200,423
		526,794,034
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Abbott Laboratories	1,804,421	205,722,038
Becton Dickinson & Co.	626,230	150,984,053
Medtronic PLC	4,066,353	366,093,761
		722,799,852
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Cardinal Health, Inc.	1,944,289	214,882,820
HOTELS, RESTAURANTS & LEISURE — 1.3%
McDonald's Corp.	945,743	287,988,201
HOUSEHOLD PRODUCTS — 5.2%
Church & Dwight Co., Inc.	997,183	104,425,004
Clorox Co.	1,533,690	249,853,438
Colgate-Palmolive Co.	1,950,326	202,463,342
Kimberly-Clark Corp.	2,297,313	326,861,694
Procter & Gamble Co.	1,328,282	230,058,442
		1,113,661,920
INSURANCE — 5.4%
Aflac, Inc.	2,174,534	243,112,901
Brown & Brown, Inc.	544,983	56,460,239
Chubb Ltd.	501,675	144,678,053
Cincinnati Financial Corp.	1,851,170	251,981,261
Erie Indemnity Co. Class A (a)	283,207	152,880,803
Old Republic International Corp.	2,939,107	104,103,170
RenaissanceRe Holdings Ltd.	283,937	77,344,439
RLI Corp.	480,086	74,403,728
W.R. Berkley Corp.	1,067,880	60,580,832
		1,165,545,426
IT SERVICES — 2.0%
International Business Machines Corp.	1,918,597	424,163,425
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Polaris, Inc.	685,740	57,080,998
LIFE SCIENCES TOOLS & SERVICES — 0.1%
West Pharmaceutical Services, Inc.	68,507	20,563,061
MACHINERY — 6.8%
Caterpillar, Inc.	460,630	180,161,605
Donaldson Co., Inc.	1,433,722	105,665,311
Dover Corp.	586,032	112,365,776
Franklin Electric Co., Inc.	453,795	47,566,792
Graco, Inc.	1,450,560	126,938,506
Illinois Tool Works, Inc.	902,811	236,599,679
Lincoln Electric Holdings, Inc.	653,513	125,487,566
Nordson Corp.	454,244	119,298,102
Pentair PLC	1,308,949	128,002,123
Stanley Black & Decker, Inc.	1,710,070	188,330,009
Toro Co.	1,228,955	106,587,267
		1,477,002,736
Security Description	Shares	Value
METALS & MINING — 1.0%
Nucor Corp.	806,968	$121,319,569
Royal Gold, Inc. (a)	719,733	100,978,540
		222,298,109
MULTI-UTILITIES — 3.7%
Avista Corp.	835,989	32,394,574
Black Hills Corp.	771,235	47,137,883
Consolidated Edison, Inc.	3,539,795	368,598,853
WEC Energy Group, Inc.	3,563,638	342,750,703
		790,882,013
OIL, GAS & CONSUMABLE FUELS — 3.1%
Chevron Corp.	2,457,132	361,861,830
Exxon Mobil Corp.	2,623,632	307,542,143
		669,403,973
PERSONAL CARE PRODUCTS — 2.4%
Kenvue, Inc.	22,138,397	512,061,123
PHARMACEUTICALS — 1.7%
Johnson & Johnson	1,984,932	321,678,080
Perrigo Co. PLC	1,505,653	39,493,278
		361,171,358
PROFESSIONAL SERVICES — 1.1%
Automatic Data Processing, Inc.	867,925	240,180,885
RESIDENTIAL REITs — 1.0%
Essex Property Trust, Inc. REIT	734,438	216,967,674
RETAIL REITs — 3.7%
Federal Realty Investment Trust REIT	844,683	97,113,204
NNN REIT, Inc.	2,064,689	100,116,770
Realty Income Corp. REIT	9,538,799	604,950,633
		802,180,607
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Analog Devices, Inc.	656,105	151,015,688
Microchip Technology, Inc.	2,086,441	167,520,348
QUALCOMM, Inc.	861,754	146,541,268
Texas Instruments, Inc.	1,232,367	254,570,051
		719,647,355
SOFTWARE — 0.2%
Roper Technologies, Inc.	91,420	50,869,745
SPECIALTY RETAIL — 2.1%
Best Buy Co., Inc.	2,223,192	229,655,734
Lowe's Cos., Inc.	823,319	222,995,951
		452,651,685
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
NIKE, Inc. Class B	2,525,013	223,211,149
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Fastenal Co.	3,371,425	240,787,173
WW Grainger, Inc.	89,048	92,503,953
		333,291,126

See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
WATER UTILITIES — 0.9%
American States Water Co.	401,418	$33,434,105
California Water Service Group	642,566	34,839,929
Essential Utilities, Inc.	2,748,676	106,016,433
SJW Group	322,951	18,766,683
		193,057,150
TOTAL COMMON STOCKS (Cost $18,295,716,342)		21,545,679,796
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c)	51,300,839	51,300,839
State Street Navigator Securities Lending Portfolio II (d) (e)	174,621,347	174,621,347
TOTAL SHORT-TERM INVESTMENTS (Cost $225,922,186)		225,922,186
TOTAL INVESTMENTS — 100.7% (Cost $18,521,638,528)		21,771,601,982
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(146,966,442)
NET ASSETS — 100.0%		$21,624,635,540

(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	160	12/20/2024	$45,394,704	$46,514,000	$1,119,296

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,545,679,796	$—	$—	$21,545,679,796
Short-Term Investments	225,922,186	—	—	225,922,186
TOTAL INVESTMENTS	$21,771,601,982	$—	$—	$21,771,601,982
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,119,296	$—	$—	$1,119,296
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,119,296	$—	$—	$1,119,296
See accompanying notes to Schedule of Investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,158,892	$33,168,840	$112,450,558	$145,619,398	$21	$(21)	—	$—	$506,209
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	173,161,412	121,860,573	—	—	51,300,839	51,300,839	212,112
State Street Navigator Securities Lending Portfolio II	104,487,153	104,487,153	700,856,821	630,722,627	—	—	174,621,347	174,621,347	73,248
Total		$137,655,993	$986,468,791	$898,202,598	$21	$(21)		$225,922,186	$791,569
See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 76.0%
Abbott Laboratories	33,896	$3,864,482
Alphatec Holdings, Inc. (a) (b)	623,859	3,468,656
Artivion, Inc. (a)	73,289	1,950,953
AtriCure, Inc. (a) (b)	139,859	3,921,646
Axogen, Inc. (a)	67,624	948,088
Axonics, Inc. (a)	57,322	3,989,611
Baxter International, Inc.	99,332	3,771,636
Becton Dickinson & Co.	16,917	4,078,689
Boston Scientific Corp. (a)	47,359	3,968,684
CONMED Corp.	52,326	3,763,286
Dexcom, Inc. (a)	56,760	3,805,190
Edwards Lifesciences Corp. (a)	57,581	3,799,770
Enovis Corp. (a)	91,034	3,919,014
Envista Holdings Corp. (a)	204,104	4,033,095
GE HealthCare Technologies, Inc.	45,579	4,277,589
Glaukos Corp. (a)	31,244	4,070,468
Globus Medical, Inc. Class A (a)	56,799	4,063,400
Hologic, Inc. (a)	48,619	3,960,504
IDEXX Laboratories, Inc. (a)	7,915	3,998,816
Inari Medical, Inc. (a)	84,811	3,497,606
Inspire Medical Systems, Inc. (a) (b)	19,341	4,081,918
Insulet Corp. (a)	16,870	3,926,493
Integer Holdings Corp. (a)	31,120	4,045,600
Integra LifeSciences Holdings Corp. (a)	226,767	4,120,356
Intuitive Surgical, Inc. (a)	8,054	3,956,689
iRhythm Technologies, Inc. (a)	51,500	3,823,360
LeMaitre Vascular, Inc.	37,857	3,516,537
LivaNova PLC (a)	81,620	4,288,315
Masimo Corp. (a) (b)	35,108	4,680,950
Medtronic PLC	43,838	3,946,735
Novocure Ltd. (a)	212,462	3,320,781
Omnicell, Inc. (a)	91,414	3,985,650
Orthofix Medical, Inc. (a)	79,648	1,244,102
Penumbra, Inc. (a)	21,192	4,117,818
PROCEPT BioRobotics Corp. (a) (b)	48,643	3,897,277
QuidelOrtho Corp. (a) (b)	86,770	3,956,712
ResMed, Inc.	15,850	3,869,302
SI-BONE, Inc. (a) (b)	96,115	1,343,688
STERIS PLC	16,115	3,908,532
Stryker Corp.	10,656	3,849,587
Surmodics, Inc. (a)	71,755	2,782,659
Tactile Systems Technology, Inc. (a)	57,469	839,622
Tandem Diabetes Care, Inc. (a)	89,730	3,805,449
Teleflex, Inc.	16,035	3,965,776
TransMedics Group, Inc. (a)	26,161	4,107,277
Varex Imaging Corp. (a)	162,087	1,932,077
Zimmer Biomet Holdings, Inc.	37,283	4,024,700
Zimvie, Inc. (a)	92,939	1,474,942
		169,964,087
Security Description	Shares	Value
HEALTH CARE SUPPLIES — 23.9%
Align Technology, Inc. (a)	16,253	$4,133,463
Avanos Medical, Inc. (a)	55,581	1,335,611
Cooper Cos., Inc. (a)	35,696	3,938,697
Dentsply Sirona, Inc.	150,744	4,079,133
Embecta Corp.	89,858	1,266,998
Haemonetics Corp. (a) (b)	52,061	4,184,663
ICU Medical, Inc. (a)	22,042	4,016,493
Lantheus Holdings, Inc. (a)	37,534	4,119,357
Merit Medical Systems, Inc. (a)	41,199	4,071,697
Neogen Corp. (a) (b)	245,601	4,128,553
OraSure Technologies, Inc. (a)	239,372	1,022,119
OrthoPediatrics Corp. (a)	44,256	1,199,780
RxSight, Inc. (a)	71,787	3,548,431
Solventum Corp. (a)	56,363	3,929,628
STAAR Surgical Co. (a)	122,311	4,543,854
UFP Technologies, Inc. (a)	12,466	3,947,982
		53,466,459
TOTAL COMMON STOCKS (Cost $245,370,302)		223,430,546
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	481,212	481,212
State Street Navigator Securities Lending Portfolio II (e) (f)	7,472,528	7,472,528
TOTAL SHORT-TERM INVESTMENTS (Cost $7,953,740)		7,953,740
TOTAL INVESTMENTS — 103.5% (Cost $253,324,042)		231,384,286
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(7,737,702)
NET ASSETS — 100.0%		$223,646,584

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$223,430,546	$—	$—	$223,430,546
Short-Term Investments	7,953,740	—	—	7,953,740
TOTAL INVESTMENTS	$231,384,286	$—	$—	$231,384,286

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	399,084	$399,204	$3,161,556	$3,560,759	$23	$(24)	—	$—	$4,797
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	565,053	83,841	—	—	481,212	481,212	1,024
State Street Navigator Securities Lending Portfolio II	3,024,830	3,024,830	38,968,487	34,520,789	—	—	7,472,528	7,472,528	2,339
Total		$3,424,034	$42,695,096	$38,165,389	$23	$(24)		$7,953,740	$8,160
See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE SERVICES — 48.7%
Accolade, Inc. (a)	138,803	$534,392
Addus HomeCare Corp. (a)	12,580	1,673,517
agilon health, Inc. (a)	463,766	1,822,600
Amedisys, Inc. (a)	16,893	1,630,343
AMN Healthcare Services, Inc. (a) (b)	34,728	1,472,120
Astrana Health, Inc. (a)	18,908	1,095,530
BrightSpring Health Services, Inc. (a) (b)	79,820	1,171,758
Castle Biosciences, Inc. (a)	31,363	894,473
Chemed Corp.	2,848	1,711,563
Cigna Group	4,489	1,555,169
CorVel Corp. (a)	3,724	1,217,338
Cross Country Healthcare, Inc. (a) (b)	46,379	623,334
CVS Health Corp.	28,235	1,775,417
DaVita, Inc. (a)	10,009	1,640,775
Enhabit, Inc. (a)	62,618	494,682
Fulgent Genetics, Inc. (a) (b)	18,524	402,527
GeneDx Holdings Corp. (a)	31,459	1,335,120
Guardant Health, Inc. (a)	61,108	1,401,818
Hims & Hers Health, Inc. (a)	98,799	1,819,878
Labcorp Holdings, Inc.	7,403	1,654,422
LifeStance Health Group, Inc. (a)	134,704	942,928
ModivCare, Inc. (a) (b)	25,223	360,184
National Research Corp.	12,770	291,922
NeoGenomics, Inc. (a)	71,862	1,059,965
OPKO Health, Inc. (a)	311,333	463,886
Option Care Health, Inc. (a)	51,175	1,601,777
Pediatrix Medical Group, Inc. (a)	74,704	865,819
Pennant Group, Inc. (a)	17,526	625,678
Premier, Inc. Class A (b)	80,685	1,613,700
Privia Health Group, Inc. (a)	75,829	1,380,846
Quest Diagnostics, Inc.	10,604	1,646,271
R1 RCM, Inc. (a)	115,941	1,642,884
RadNet, Inc. (a)	24,149	1,675,699
		40,098,335
HEALTH CARE DISTRIBUTORS — 14.0%
AdaptHealth Corp. (a)	97,233	1,091,927
Cardinal Health, Inc.	14,466	1,598,782
Cencora, Inc.	6,825	1,536,171
Henry Schein, Inc. (a)	23,261	1,695,727
McKesson Corp.	3,155	1,559,895
Owens & Minor, Inc. (a)	94,434	1,481,669
Patterson Cos., Inc.	74,856	1,634,855
PetIQ, Inc. (a)	30,744	945,993
		11,545,019
HEALTH CARE FACILITIES — 22.1%
Acadia Healthcare Co., Inc. (a)	20,927	1,326,981
Brookdale Senior Living, Inc. (a)	216,676	1,471,230
Community Health Systems, Inc. (a)	123,669	750,671
Encompass Health Corp.	17,556	1,696,612
Security Description	Shares	Value
Ensign Group, Inc.	10,719	$1,541,607
HCA Healthcare, Inc.	4,148	1,685,872
National HealthCare Corp.	6,256	786,817
PACS Group, Inc. (a)	26,033	1,040,539
Select Medical Holdings Corp.	46,469	1,620,374
Surgery Partners, Inc. (a) (b)	52,809	1,702,562
Tenet Healthcare Corp. (a)	10,080	1,675,296
U.S. Physical Therapy, Inc.	14,739	1,247,361
Universal Health Services, Inc. Class B	7,039	1,612,001
		18,157,923
MANAGED HEALTH CARE — 15.2%
Alignment Healthcare, Inc. (a)	69,585	822,495
Centene Corp. (a)	21,727	1,635,609
Clover Health Investments Corp. (a) (b)	317,202	894,510
Elevance Health, Inc.	2,972	1,545,440
HealthEquity, Inc. (a)	20,927	1,712,875
Humana, Inc.	5,091	1,612,523
Molina Healthcare, Inc. (a)	4,570	1,574,639
Progyny, Inc. (a)	67,789	1,136,144
UnitedHealth Group, Inc.	2,755	1,610,793
		12,545,028
TOTAL COMMON STOCKS (Cost $83,900,312)		82,346,305
SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	58,952	58,952
State Street Navigator Securities Lending Portfolio II (e) (f)	4,735,331	4,735,331
TOTAL SHORT-TERM INVESTMENTS (Cost $4,794,283)		4,794,283
TOTAL INVESTMENTS — 105.8% (Cost $88,694,595)		87,140,588
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(4,743,659)
NET ASSETS — 100.0%		$82,396,929

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.

See accompanying notes to Schedule of Investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$82,346,305	$—	$—	$82,346,305
Short-Term Investments	4,794,283	—	—	4,794,283
TOTAL INVESTMENTS	$87,140,588	$—	$—	$87,140,588

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	41,665	$41,677	$111,788	$153,465	$2	$(2)	—	$—	$795
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	328,293	269,341	—	—	58,952	58,952	306
State Street Navigator Securities Lending Portfolio II	2,170,492	2,170,492	16,544,151	13,979,312	—	—	4,735,331	4,735,331	6,169
Total		$2,212,169	$16,984,232	$14,402,118	$2	$(2)		$4,794,283	$7,270
See accompanying notes to Schedule of Investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 37.4%
A.O. Smith Corp.	983,346	$88,333,971
Advanced Drainage Systems, Inc.	532,853	83,743,177
Allegion PLC	557,038	81,182,718
Builders FirstSource, Inc. (a)	429,021	83,170,011
Carlisle Cos., Inc.	191,326	86,048,869
Carrier Global Corp.	1,027,830	82,730,037
Johnson Controls International PLC	1,083,915	84,122,643
Lennox International, Inc.	133,093	80,426,769
Masco Corp.	980,400	82,294,776
Owens Corning	474,871	83,824,229
Trane Technologies PLC	216,038	83,980,452
		919,857,652
HOME IMPROVEMENT RETAIL — 10.3%
Floor & Decor Holdings, Inc. Class A (a) (b)	690,300	85,714,551
Home Depot, Inc.	206,945	83,854,114
Lowe's Cos., Inc.	308,107	83,450,781
		253,019,446
HOMEBUILDING — 48.8%
Beazer Homes USA, Inc. (a) (b)	549,819	18,787,315
Cavco Industries, Inc. (a)	85,979	36,819,647
Century Communities, Inc.	401,163	41,311,766
Champion Homes, Inc. (a)	536,574	50,894,044
DR Horton, Inc.	403,685	77,010,987
Dream Finders Homes, Inc. Class A (a) (b)	590,569	21,384,504
Green Brick Partners, Inc. (a) (b)	589,836	49,263,103
Hovnanian Enterprises, Inc. Class A (a)	113,709	23,238,708
Installed Building Products, Inc. (b)	352,227	86,742,943
KB Home	913,963	78,317,490
Lennar Corp. Class A	422,984	79,301,040
LGI Homes, Inc. (a)	302,564	35,859,885
M/I Homes, Inc. (a)	354,091	60,677,034
Meritage Homes Corp.	386,614	79,282,933
NVR, Inc. (a)	8,395	82,370,061
Security Description	Shares	Value
PulteGroup, Inc.	563,563	$80,888,197
Taylor Morrison Home Corp. (a)	1,145,319	80,470,113
Toll Brothers, Inc.	524,952	81,099,835
TopBuild Corp. (a)	203,593	82,823,668
Tri Pointe Homes, Inc. (a)	1,216,307	55,110,870
		1,201,654,143
HOMEFURNISHING RETAIL — 3.4%
Williams-Sonoma, Inc. (b)	544,171	84,302,972
TOTAL COMMON STOCKS (Cost $2,224,446,671)		2,458,834,213
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	1,013,580	1,013,580
State Street Navigator Securities Lending Portfolio II (e) (f)	89,161,486	89,161,486
TOTAL SHORT-TERM INVESTMENTS (Cost $90,175,066)		90,175,066
TOTAL INVESTMENTS — 103.6% (Cost $2,314,621,737)		2,549,009,279
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(89,123,041)
NET ASSETS — 100.0%		$2,459,886,238

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,458,834,213	$—	$—	$2,458,834,213
Short-Term Investments	90,175,066	—	—	90,175,066
TOTAL INVESTMENTS	$2,549,009,279	$—	$—	$2,549,009,279

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	876,149	$876,412	$4,250,338	$5,126,750	$42	$(42)	—	$—	$8,488
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,095,568	3,081,988	—	—	1,013,580	1,013,580	2,869
State Street Navigator Securities Lending Portfolio II	59,676,717	59,676,717	367,460,409	337,975,640	—	—	89,161,486	89,161,486	28,002
Total		$60,553,129	$375,806,315	$346,184,378	$42	$(42)		$90,175,066	$39,359
See accompanying notes to Schedule of Investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 15.5%
Aon PLC Class A	51,156	$17,699,465
Arthur J Gallagher & Co.	59,836	16,836,055
Baldwin Insurance Group, Inc. (a)	369,040	18,378,192
Brown & Brown, Inc.	172,552	17,876,387
Goosehead Insurance, Inc. Class A (a)	199,497	17,815,082
Marsh & McLennan Cos., Inc.	77,478	17,284,567
Ryan Specialty Holdings, Inc.	277,701	18,436,569
Willis Towers Watson PLC	61,216	18,029,949
		142,356,266
LIFE & HEALTH INSURANCE — 24.4%
Aflac, Inc.	163,876	18,321,337
Brighthouse Financial, Inc. (a)	416,748	18,766,162
CNO Financial Group, Inc.	538,431	18,898,928
Genworth Financial, Inc. (a)	2,659,960	18,220,726
Globe Life, Inc.	171,436	18,156,787
Lincoln National Corp.	604,250	19,039,917
MetLife, Inc.	233,564	19,264,359
Oscar Health, Inc. Class A (a)	823,468	17,465,756
Primerica, Inc.	69,891	18,531,599
Principal Financial Group, Inc.	218,829	18,797,411
Prudential Financial, Inc.	153,063	18,535,929
Unum Group	323,431	19,224,739
		223,223,650
MULTI-LINE INSURANCE — 1.9%
American International Group, Inc.	243,402	17,824,328
PROPERTY & CASUALTY INSURANCE — 50.1%
Allstate Corp.	94,505	17,922,873
American Financial Group, Inc.	132,534	17,839,076
Arch Capital Group Ltd. (a)	158,856	17,772,809
Assurant, Inc.	92,568	18,408,073
Assured Guaranty Ltd.	221,942	17,648,828
Axis Capital Holdings Ltd.	229,113	18,239,686
Chubb Ltd.	61,603	17,765,689
Cincinnati Financial Corp.	131,020	17,834,442
Erie Indemnity Co. Class A	34,158	18,439,172
Fidelity National Financial, Inc.	293,990	18,245,019
First American Financial Corp.	268,485	17,722,695
Hanover Insurance Group, Inc.	121,709	18,026,320
Hartford Financial Services Group, Inc.	154,258	18,142,283
Kemper Corp.	296,538	18,162,953
Security Description	Shares	Value
Kinsale Capital Group, Inc.	38,309	$17,835,521
Loews Corp.	227,154	17,956,524
Markel Group, Inc. (a)	11,423	17,917,889
Old Republic International Corp.	507,708	17,983,017
Palomar Holdings, Inc. (a)	160,003	15,147,484
Progressive Corp.	69,660	17,676,922
RLI Corp.	117,361	18,188,608
Selective Insurance Group, Inc.	195,658	18,254,892
Stewart Information Services Corp.	181,265	13,547,746
Travelers Cos., Inc.	74,824	17,517,795
W.R. Berkley Corp.	305,025	17,304,068
White Mountains Insurance Group Ltd.	10,313	17,492,911
		458,993,295
REINSURANCE — 8.0%
Enstar Group Ltd. (a)	55,458	17,834,738
Everest Group Ltd.	46,493	18,217,352
Reinsurance Group of America, Inc.	83,256	18,138,985
RenaissanceRe Holdings Ltd.	68,836	18,750,927
		72,942,002
TOTAL COMMON STOCKS (Cost $856,869,775)		915,339,541
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c) (Cost $1,439,602)	1,439,602	1,439,602
TOTAL INVESTMENTS — 100.1% (Cost $858,309,377)		916,779,143
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(756,838)
NET ASSETS — 100.0%		$916,022,305

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.

See accompanying notes to Schedule of Investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$915,339,541	$—	$—	$915,339,541
Short-Term Investment	1,439,602	—	—	1,439,602
TOTAL INVESTMENTS	$916,779,143	$—	$—	$916,779,143

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,264,532	$1,264,912	$1,542,052	$2,806,964	$56	$(56)	—	$—	$8,750
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,608,218	3,168,616	—	—	1,439,602	1,439,602	2,856
State Street Navigator Securities Lending Portfolio II	14,911,150	14,911,150	16,928,614	31,839,764	—	—	—	—	3,884
Total		$16,176,062	$23,078,884	$37,815,344	$56	$(56)		$1,439,602	$15,490
See accompanying notes to Schedule of Investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 7.5%
Alcoa Corp.	2,429,830	$93,742,842
Century Aluminum Co. (a) (b)	1,282,779	20,819,503
Kaiser Aluminum Corp.	285,145	20,678,715
		135,241,060
COAL & CONSUMABLE FUELS — 12.8%
Centrus Energy Corp. Class A (a) (b)	336,286	18,445,287
CONSOL Energy, Inc. (b)	665,443	69,638,610
Peabody Energy Corp. (b)	3,131,684	83,114,893
Uranium Energy Corp. (a) (b)	9,869,108	61,287,161
		232,485,951
COPPER — 5.1%
Freeport-McMoRan, Inc.	1,852,312	92,467,415
DIVERSIFIED METALS & MINING — 4.4%
Ivanhoe Electric, Inc. (a) (b)	1,420,312	12,015,840
Materion Corp.	181,383	20,289,502
MP Materials Corp. (a) (b)	2,682,806	47,351,526
		79,656,868
GOLD — 11.8%
Coeur Mining, Inc. (a) (b)	7,896,456	54,327,617
McEwen Mining, Inc. (a)	966,985	8,992,961
Newmont Corp.	1,471,234	78,637,457
Royal Gold, Inc.	508,315	71,316,595
		213,274,630
SILVER — 4.7%
Gatos Silver, Inc. (a)	574,596	8,664,907
Hecla Mining Co.	11,586,231	77,280,161
		85,945,068
STEEL — 53.6%
Alpha Metallurgical Resources, Inc.	291,038	68,737,355
Arch Resources, Inc.	451,561	62,387,668
ATI, Inc. (a)	1,279,223	85,592,811
Carpenter Technology Corp.	554,904	88,551,580
Cleveland-Cliffs, Inc. (a)	6,634,573	84,723,497
Commercial Metals Co.	1,523,069	83,707,872
Haynes International, Inc.	157,141	9,356,175
Metallus, Inc. (a) (b)	661,588	9,811,350
Nucor Corp.	550,286	82,729,997
Olympic Steel, Inc. (b)	190,349	7,423,611
Security Description	Shares	Value
Radius Recycling, Inc. (b)	422,013	$7,824,121
Ramaco Resources, Inc. Class A	721,186	8,437,876
Reliance, Inc.	284,349	82,236,574
Ryerson Holding Corp. (b)	699,560	13,928,240
Steel Dynamics, Inc.	700,250	88,287,520
SunCoke Energy, Inc.	1,482,709	12,869,914
U.S. Steel Corp. (b)	2,190,666	77,396,230
Warrior Met Coal, Inc.	1,364,486	87,190,656
Worthington Steel, Inc.	321,821	10,945,132
		972,138,179
TOTAL COMMON STOCKS (Cost $1,858,354,735)		1,811,209,171
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	913,755	913,755
State Street Navigator Securities Lending Portfolio II (e) (f)	56,093,587	56,093,587
TOTAL SHORT-TERM INVESTMENTS (Cost $57,007,342)		57,007,342
TOTAL INVESTMENTS — 103.1% (Cost $1,915,362,077)		1,868,216,513
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%		(55,878,095)
NET ASSETS — 100.0%		$1,812,338,418

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,811,209,171	$—	$—	$1,811,209,171
Short-Term Investments	57,007,342	—	—	57,007,342
TOTAL INVESTMENTS	$1,868,216,513	$—	$—	$1,868,216,513

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,609,623	$1,610,106	$3,366,278	$4,976,384	$81	$(81)	—	$—	$23,114
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	7,354,254	6,440,499	—	—	913,755	913,755	5,400
State Street Navigator Securities Lending Portfolio II	49,968,288	49,968,288	315,766,151	309,640,852	—	—	56,093,587	56,093,587	35,022
Total		$51,578,394	$326,486,683	$321,057,735	$81	$(81)		$57,007,342	$63,536
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 25.2%
Helmerich & Payne, Inc.	307,542	$9,355,428
Nabors Industries Ltd. (a) (b)	51,924	3,347,540
Noble Corp. PLC	269,292	9,732,213
Patterson-UTI Energy, Inc.	1,160,574	8,878,391
Transocean Ltd. (a) (b)	2,222,794	9,446,875
Valaris Ltd. (a) (b)	168,815	9,411,436
		50,171,883
OIL & GAS EQUIPMENT & SERVICES — 74.7%
Archrock, Inc.	421,615	8,533,488
Atlas Energy Solutions, Inc. (b)	263,113	5,735,863
Baker Hughes Co.	274,855	9,936,008
Bristow Group, Inc. (a)	36,653	1,271,493
Cactus, Inc. Class A	162,826	9,715,827
ChampionX Corp.	320,983	9,677,638
Core Laboratories, Inc. (b)	175,487	3,251,774
Expro Group Holdings NV (a)	356,972	6,129,209
Halliburton Co.	329,392	9,568,838
Helix Energy Solutions Group, Inc. (a)	570,795	6,335,825
Innovex International, Inc. (a)	99,790	1,464,917
Kodiak Gas Services, Inc. (b)	101,410	2,940,890
Liberty Energy, Inc.	474,180	9,052,096
Newpark Resources, Inc. (a)	223,229	1,546,977
NOV, Inc.	578,824	9,243,819
Oceaneering International, Inc. (a)	263,329	6,548,992
ProPetro Holding Corp. (a)	418,627	3,206,683
RPC, Inc. (b)	440,954	2,804,467
Schlumberger NV	229,733	9,637,299
Select Water Solutions, Inc.	313,328	3,487,341
TechnipFMC PLC	378,564	9,929,734
TETRA Technologies, Inc. (a)	398,144	1,234,246
Tidewater, Inc. (a)	128,430	9,219,990
Weatherford International PLC	100,297	8,517,221
		148,990,635
TOTAL COMMON STOCKS (Cost $230,701,446)		199,162,518
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	162,241	$162,241
State Street Navigator Securities Lending Portfolio II (e) (f)	6,869,813	6,869,813
TOTAL SHORT-TERM INVESTMENTS (Cost $7,032,054)		7,032,054
TOTAL INVESTMENTS — 103.4% (Cost $237,733,500)		206,194,572
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(6,858,392)
NET ASSETS — 100.0%		$199,336,180

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$199,162,518	$—	$—	$199,162,518
Short-Term Investments	7,032,054	—	—	7,032,054
TOTAL INVESTMENTS	$206,194,572	$—	$—	$206,194,572
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	278,300	$278,384	$7,512,896	$7,791,280	$24	$(24)	—	$—	$2,642
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,163,775	1,001,534	—	—	162,241	162,241	975
State Street Navigator Securities Lending Portfolio II	16,416,351	16,416,351	50,393,565	59,940,103	—	—	6,869,813	6,869,813	7,657
Total		$16,694,735	$59,070,236	$68,732,917	$24	$(24)		$7,032,054	$11,274
See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 8.1%
Chevron Corp.	510,623	$75,199,449
Exxon Mobil Corp.	645,888	75,710,991
Occidental Petroleum Corp.	1,406,332	72,482,351
		223,392,791
OIL & GAS EXPLORATION & PRODUCTION — 74.4%
Antero Resources Corp. (a) (b)	2,710,242	77,648,433
APA Corp.	2,998,950	73,354,317
Berry Corp.	1,451,545	7,460,941
California Resources Corp. (b)	991,955	52,047,879
Chesapeake Energy Corp. (b)	950,479	78,176,898
Chord Energy Corp.	535,588	69,749,625
Civitas Resources, Inc.	1,355,917	68,704,314
CNX Resources Corp. (a) (b)	2,626,003	85,528,918
Comstock Resources, Inc. (b)	1,975,641	21,988,884
ConocoPhillips	693,673	73,029,893
Coterra Energy, Inc.	3,151,675	75,482,616
Crescent Energy Co. Class A	3,533,808	38,695,198
Devon Energy Corp.	1,819,936	71,195,896
Diamondback Energy, Inc.	416,427	71,792,015
EOG Resources, Inc.	601,411	73,931,454
EQT Corp.	2,163,165	79,258,366
Gulfport Energy Corp. (a)	264,183	39,984,097
Hess Corp.	558,456	75,838,325
HighPeak Energy, Inc. (b)	390,709	5,423,041
Kosmos Energy Ltd. (a) (b)	8,356,591	33,677,062
Magnolia Oil & Gas Corp. Class A (b)	2,813,282	68,700,346
Marathon Oil Corp.	2,747,626	73,169,280
Matador Resources Co.	1,440,568	71,192,871
Murphy Oil Corp. (b)	2,101,112	70,891,519
Northern Oil & Gas, Inc. (b)	1,713,570	60,677,514
Ovintiv, Inc.	1,849,911	70,870,090
Permian Resources Corp.	5,322,162	72,434,625
Range Resources Corp.	2,473,131	76,073,510
Sable Offshore Corp. (a) (b)	307,496	7,266,131
SandRidge Energy, Inc.	371,239	4,540,253
Sitio Royalties Corp. Class A (b)	725,378	15,116,878
SM Energy Co. (b)	1,833,386	73,280,438
Southwestern Energy Co. (a)	347,175	2,468,414
Talos Energy, Inc. (a) (b)	2,557,622	26,471,388
Tellurian, Inc. (a)	18,556,390	17,962,586
Texas Pacific Land Corp. (b)	88,756	78,525,983
VAALCO Energy, Inc. (b)	1,434,912	8,236,395
Viper Energy, Inc. (b)	1,044,204	47,104,042
Vital Energy, Inc. (a) (b)	752,852	20,251,719
Vitesse Energy, Inc. (b)	205,904	4,945,814
		2,043,147,968
Security Description	Shares	Value
OIL & GAS REFINING & MARKETING — 17.4%
Clean Energy Fuels Corp. (a) (b)	1,833,495	$5,702,170
CVR Energy, Inc. (b)	806,306	18,569,227
Delek U.S. Holdings, Inc. (b)	1,396,329	26,181,169
Green Plains, Inc. (a)	1,475,745	19,981,587
HF Sinclair Corp.	1,588,744	70,810,320
Marathon Petroleum Corp.	438,921	71,504,620
Par Pacific Holdings, Inc. (a) (b)	1,389,473	24,454,725
PBF Energy, Inc. Class A	2,137,857	66,166,674
Phillips 66 Co.	566,703	74,493,109
REX American Resources Corp. (a)	202,381	9,368,217
Valero Energy Corp.	534,802	72,214,314
World Kinect Corp. (b)	603,187	18,644,510
		478,090,642
TOTAL COMMON STOCKS (Cost $3,255,402,270)		2,744,631,401
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	7,551,964	7,551,964
State Street Navigator Securities Lending Portfolio II (e) (f)	189,635,508	189,635,508
TOTAL SHORT-TERM INVESTMENTS (Cost $197,187,472)		197,187,472
TOTAL INVESTMENTS — 107.1% (Cost $3,452,589,742)		2,941,818,873
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(193,899,965)
NET ASSETS — 100.0%		$2,747,918,908

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	32	12/20/2024	$2,991,809	$2,970,240	$(21,569)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,744,631,401	$—	$—	$2,744,631,401
Short-Term Investments	197,187,472	—	—	197,187,472
TOTAL INVESTMENTS	$2,941,818,873	$—	$—	$2,941,818,873
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(21,569)	$—	$—	$(21,569)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(21,569)	$—	$—	$(21,569)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	7,556,518	$7,558,785	$19,445,200	$27,003,985	$431	$(431)	—	$—	$62,619
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	26,727,679	19,175,715	—	—	7,551,964	7,551,964	32,897
State Street Navigator Securities Lending Portfolio II	132,864,402	132,864,402	777,788,243	721,017,137	—	—	189,635,508	189,635,508	111,443
Total		$140,423,187	$823,961,122	$767,196,837	$431	$(431)		$197,187,472	$206,959
See accompanying notes to Schedule of Investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
Amneal Pharmaceuticals, Inc. (a)	290,933	$2,420,563
Amphastar Pharmaceuticals, Inc. (a)	88,218	4,281,220
ANI Pharmaceuticals, Inc. (a)	51,468	3,070,581
Arvinas, Inc. (a)	199,102	4,903,882
Axsome Therapeutics, Inc. (a) (b)	72,316	6,499,039
Bristol-Myers Squibb Co.	137,876	7,133,704
Cassava Sciences, Inc. (a) (b)	192,791	5,673,839
Catalent, Inc. (a)	113,617	6,881,782
Collegium Pharmaceutical, Inc. (a)	96,111	3,713,729
Corcept Therapeutics, Inc. (a)	177,745	8,226,039
Edgewise Therapeutics, Inc. (a)	204,484	5,457,678
Elanco Animal Health, Inc. (a)	468,131	6,876,844
Eli Lilly & Co.	7,333	6,496,598
Enliven Therapeutics, Inc. (a) (b)	50,510	1,290,025
Evolus, Inc. (a)	86,687	1,404,329
EyePoint Pharmaceuticals, Inc. (a)	176,710	1,411,913
Fulcrum Therapeutics, Inc. (a)	499,748	1,784,100
Harmony Biosciences Holdings, Inc. (a)	72,522	2,900,880
Harrow, Inc. (a)	53,594	2,409,586
Innoviva, Inc. (a)	99,880	1,928,683
Intra-Cellular Therapies, Inc. (a)	89,862	6,575,203
Jazz Pharmaceuticals PLC (a)	62,265	6,936,944
Johnson & Johnson	40,924	6,632,143
Ligand Pharmaceuticals, Inc. (a)	30,114	3,014,110
Liquidia Corp. (a) (b)	174,828	1,748,280
Longboard Pharmaceuticals, Inc. (a)	135,502	4,516,282
Merck & Co., Inc.	58,466	6,639,399
Mind Medicine MindMed, Inc. (a) (b)	288,064	1,639,084
Neumora Therapeutics, Inc. (a) (b)	135,103	1,784,711
Nuvation Bio, Inc. (a) (b)	411,480	942,289
Ocular Therapeutix, Inc. (a) (b)	284,563	2,475,698
Organon & Co.	330,915	6,330,404
Pacira BioSciences, Inc. (a)	229,235	3,449,987
Perrigo Co. PLC	244,102	6,402,795
Pfizer, Inc.	231,426	6,697,468
Phathom Pharmaceuticals, Inc. (a) (b)	104,733	1,893,573
Security Description	Shares	Value
Pliant Therapeutics, Inc. (a)	132,340	$1,483,531
Prestige Consumer Healthcare, Inc. (a)	59,199	4,268,248
Royalty Pharma PLC Class A	244,366	6,913,114
Supernus Pharmaceuticals, Inc. (a)	116,878	3,644,256
Tarsus Pharmaceuticals, Inc. (a) (b)	118,149	3,885,921
Viatris, Inc.	580,948	6,744,806
WaVe Life Sciences Ltd. (a)	153,184	1,256,109
Xeris Biopharma Holdings, Inc. (a)	295,080	840,978
Zoetis, Inc.	35,449	6,926,026
TOTAL COMMON STOCKS (Cost $183,805,947)		188,406,373
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	249,169	249,169
State Street Navigator Securities Lending Portfolio II (e) (f)	9,232,405	9,232,405
TOTAL SHORT-TERM INVESTMENTS (Cost $9,481,574)		9,481,574
TOTAL INVESTMENTS — 104.8% (Cost $193,287,521)		197,887,947
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(9,113,791)
NET ASSETS — 100.0%		$188,774,156

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$188,406,373	$—	$—	$188,406,373
Short-Term Investments	9,481,574	—	—	9,481,574
TOTAL INVESTMENTS	$197,887,947	$—	$—	$197,887,947

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	165,604	$165,653	$473,820	$639,473	$17	$(17)	—	$—	$2,615
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,393,013	1,143,844	—	—	249,169	249,169	1,954
State Street Navigator Securities Lending Portfolio II	11,100,091	11,100,091	30,936,020	32,803,706	—	—	9,232,405	9,232,405	365,915
Total		$11,265,744	$32,802,853	$34,587,023	$17	$(17)		$9,481,574	$370,484
See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 99.8%
Ameris Bancorp	391,697	$24,437,976
Associated Banc-Corp.	1,631,057	35,132,968
Atlantic Union Bankshares Corp. (a)	535,936	20,188,709
Axos Financial, Inc. (b)	740,021	46,532,520
Banc of California, Inc.	2,395,051	35,279,101
Bancorp, Inc. (b)	701,030	37,505,105
Bank of Hawaii Corp.	402,035	25,235,737
Bank OZK	1,938,560	83,338,694
BankUnited, Inc.	840,597	30,631,355
BOK Financial Corp.	180,577	18,891,966
Cadence Bank	1,610,648	51,299,139
Cathay General Bancorp	413,522	17,760,770
Citizens Financial Group, Inc.	4,025,733	165,336,854
Columbia Banking System, Inc.	2,488,305	64,969,644
Commerce Bancshares, Inc.	645,949	38,369,371
Community Financial System, Inc.	318,284	18,482,752
Cullen/Frost Bankers, Inc.	550,815	61,614,166
Customers Bancorp, Inc. (b)	584,189	27,135,579
CVB Financial Corp.	994,017	17,713,383
East West Bancorp, Inc.	822,168	68,026,180
Eastern Bankshares, Inc. (a)	1,224,127	20,063,441
First BanCorp	1,358,637	28,762,345
First Financial Bankshares, Inc.	774,066	28,648,183
First Horizon Corp.	7,832,519	121,639,020
First Interstate BancSystem, Inc. Class A	721,594	22,138,504
FNB Corp.	2,849,848	40,211,355
Fulton Financial Corp.	1,674,237	30,353,917
Glacier Bancorp, Inc. (a)	621,197	28,388,703
Hancock Whitney Corp.	635,615	32,524,420
Home BancShares, Inc.	1,058,195	28,666,503
Huntington Bancshares, Inc.	11,223,286	164,982,304
M&T Bank Corp.	955,718	170,232,490
New York Community Bancorp, Inc. (a)	6,089,046	68,379,987
Old National Bancorp	2,227,084	41,557,387
Pinnacle Financial Partners, Inc. (a)	522,389	51,178,450
Popular, Inc.	472,506	47,378,177
Prosperity Bancshares, Inc.	651,013	46,918,507
Provident Financial Services, Inc.	1,042,232	19,343,826
Regions Financial Corp.	7,346,028	171,382,833
Security Description	Shares	Value
SouthState Corp. (a)	615,731	$59,836,739
Synovus Financial Corp. (a)	1,685,619	74,959,477
Texas Capital Bancshares, Inc. (b)	409,750	29,280,735
Truist Financial Corp.	3,857,270	164,975,438
UMB Financial Corp. (a)	451,503	47,457,480
United Bankshares, Inc.	612,488	22,723,305
Valley National Bancorp	5,998,601	54,347,325
Webster Financial Corp.	1,654,462	77,114,474
Western Alliance Bancorp (a)	1,035,330	89,545,692
Wintrust Financial Corp.	444,426	48,233,554
Zions Bancorp NA	2,128,025	100,485,340
Other Securities		720,379,195
TOTAL COMMON STOCKS (Cost $3,563,072,078)		3,539,971,075
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c)(d)	2,275,090	2,275,090
State Street Navigator Securities Lending Portfolio II (e)(f)	22,603,032	22,603,032
TOTAL SHORT-TERM INVESTMENTS (Cost $24,878,122)		24,878,122
TOTAL INVESTMENTS — 100.5% (Cost $3,587,950,200)		3,564,849,197
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(16,435,402)
NET ASSETS — 100.0%		$3,548,413,795
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,539,971,075	$—	$—	$3,539,971,075
Short-Term Investments	24,878,122	—	—	24,878,122
TOTAL INVESTMENTS	$3,564,849,197	$—	$—	$3,564,849,197

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,432,349	$3,433,378	$18,656,339	$22,089,718	$259	$(258)	—	$—	$39,099
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	24,608,683	22,333,593	—	—	2,275,090	2,275,090	19,771
State Street Navigator Securities Lending Portfolio II	14,117,136	14,117,136	373,723,378	365,237,482	—	—	22,603,032	22,603,032	18,587
Total		$17,550,514	$416,988,400	$409,660,793	$259	$(258)		$24,878,122	$77,457
See accompanying notes to Schedule of Investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPAREL RETAIL — 21.4%
Abercrombie & Fitch Co. Class A (a)	36,236	$5,069,416
American Eagle Outfitters, Inc.	260,512	5,832,864
Boot Barn Holdings, Inc. (a)	33,338	5,576,781
Buckle, Inc.	117,164	5,151,701
Burlington Stores, Inc. (a)	18,571	4,893,087
Caleres, Inc.	162,045	5,355,587
Foot Locker, Inc.	191,272	4,942,469
Gap, Inc.	242,935	5,356,717
Genesco, Inc. (a)	72,164	1,960,696
Guess?, Inc. (b)	256,419	5,161,715
Revolve Group, Inc. (a) (b)	209,039	5,179,986
Ross Stores, Inc.	33,196	4,996,330
Shoe Carnival, Inc. (b)	108,617	4,762,855
TJX Cos., Inc.	43,002	5,054,455
Urban Outfitters, Inc. (a)	143,014	5,478,866
Victoria's Secret & Co. (a)	219,076	5,630,253
Zumiez, Inc. (a)	129,481	2,757,945
		83,161,723
AUTOMOTIVE RETAIL — 22.6%
Advance Auto Parts, Inc. (b)	124,379	4,849,537
America's Car-Mart, Inc. (a) (b)	40,710	1,706,563
Arko Corp. (b)	178,366	1,252,129
Asbury Automotive Group, Inc. (a)	23,238	5,544,355
AutoNation, Inc. (a)	30,863	5,522,008
AutoZone, Inc. (a)	1,655	5,213,316
Camping World Holdings, Inc. Class A (b)	221,061	5,354,098
CarMax, Inc. (a)	65,406	5,061,116
Carvana Co. (a)	36,306	6,321,238
EVgo, Inc. (a)	863,274	3,573,954
Group 1 Automotive, Inc. (b)	14,134	5,413,887
Lithia Motors, Inc.	18,429	5,853,788
Monro, Inc.	199,024	5,743,833
Murphy USA, Inc.	9,659	4,760,631
O'Reilly Automotive, Inc. (a)	4,576	5,269,722
Penske Automotive Group, Inc.	33,853	5,498,404
Sonic Automotive, Inc. Class A	92,080	5,384,838
Valvoline, Inc. (a)	126,287	5,285,111
		87,608,528
BROADLINE RETAIL — 11.5%
Amazon.com, Inc. (a)	27,625	5,147,366
Dillard's, Inc. Class A (b)	14,736	5,654,056
eBay, Inc.	81,228	5,288,755
Etsy, Inc. (a)	92,595	5,141,801
Groupon, Inc. (a)	248,594	2,431,249
Kohl's Corp. (b)	261,303	5,513,493
Macy's, Inc.	343,513	5,389,719
Nordstrom, Inc. (b)	230,040	5,173,600
Ollie's Bargain Outlet Holdings, Inc. (a)	52,481	5,101,153
		44,841,192
Security Description	Shares	Value
COMPUTER & ELECTRONICS RETAIL — 4.2%
Best Buy Co., Inc.	52,340	$5,406,722
GameStop Corp. Class A (a) (b)	249,530	5,721,723
Upbound Group, Inc.	166,597	5,329,438
		16,457,883
CONSUMER STAPLES MERCHANDISE RETAIL — 9.3%
BJ's Wholesale Club Holdings, Inc. (a)	63,252	5,217,025
Costco Wholesale Corp.	5,631	4,991,994
Dollar General Corp.	60,796	5,141,518
Dollar Tree, Inc. (a)	73,932	5,198,898
PriceSmart, Inc.	57,403	5,268,448
Target Corp.	34,041	5,305,630
Walmart, Inc.	63,932	5,162,509
		36,286,022
DRUG RETAIL — 1.3%
Walgreens Boots Alliance, Inc.	559,478	5,012,923
FOOD RETAIL — 8.5%
Albertsons Cos., Inc. Class A	270,345	4,995,975
Casey's General Stores, Inc.	13,505	5,073,963
Grocery Outlet Holding Corp. (a)	313,436	5,500,802
Ingles Markets, Inc. Class A	46,481	3,467,483
Kroger Co.	92,159	5,280,711
Sprouts Farmers Market, Inc. (a)	50,473	5,572,724
Weis Markets, Inc. (b)	42,818	2,951,445
		32,843,103
OTHER SPECIALTY RETAIL — 21.1%
Academy Sports & Outdoors, Inc. (b)	87,326	5,096,345
Bath & Body Works, Inc.	189,374	6,044,818
Build-A-Bear Workshop, Inc. (b)	90,033	3,094,434
Chewy, Inc. Class A (a)	161,131	4,719,527
Dick's Sporting Goods, Inc.	23,748	4,956,208
Five Below, Inc. (a)	53,369	4,715,151
Leslie's, Inc. (a)	1,581,186	4,996,548
MarineMax, Inc. (a) (b)	135,792	4,789,384
National Vision Holdings, Inc. (a)	473,604	5,167,020
ODP Corp. (a)	175,386	5,217,733
Sally Beauty Holdings, Inc. (a)	398,210	5,403,710
Signet Jewelers Ltd. (b)	56,532	5,830,710
Tractor Supply Co. (b)	18,216	5,299,581
Ulta Beauty, Inc. (a)	13,625	5,301,760
Warby Parker, Inc. Class A (a)	351,723	5,743,637
Winmark Corp.	14,194	5,435,308
		81,811,874
TOTAL COMMON STOCKS (Cost $443,782,005)		388,023,248

See accompanying notes to Schedule of Investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	390,973	$390,973
State Street Navigator Securities Lending Portfolio II (e) (f)	27,778,181	27,778,181
TOTAL SHORT-TERM INVESTMENTS (Cost $28,169,154)		28,169,154
TOTAL INVESTMENTS — 107.1% (Cost $471,951,159)		416,192,402
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(27,670,122)
NET ASSETS — 100.0%		$388,522,280

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$388,023,248	$—	$—	$388,023,248
Short-Term Investments	28,169,154	—	—	28,169,154
TOTAL INVESTMENTS	$416,192,402	$—	$—	$416,192,402

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	314,994	$315,089	$983,014	$1,298,103	$14	$(14)	—	$—	$2,445
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	1,862,965	1,471,992	—	—	390,973	390,973	1,772
State Street Navigator Securities Lending Portfolio II	37,105,442	37,105,442	87,367,789	96,695,050	—	—	27,778,181	27,778,181	11,488
Total		$37,420,531	$90,213,768	$99,465,145	$14	$(14)		$28,169,154	$15,705
See accompanying notes to Schedule of Investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	255,693	$41,954,107
Allegro MicroSystems, Inc. (a) (b)	1,735,263	40,431,628
Alpha & Omega Semiconductor Ltd. (a)	444,600	16,503,552
Ambarella, Inc. (a)	728,964	41,117,214
Analog Devices, Inc.	172,710	39,752,661
Astera Labs, Inc. (a) (b)	391,648	20,518,439
Broadcom, Inc.	232,242	40,061,745
CEVA, Inc. (a)	141,514	3,417,563
Cirrus Logic, Inc. (a)	292,451	36,325,339
Credo Technology Group Holding Ltd. (a)	1,365,882	42,069,166
Diodes, Inc. (a) (b)	405,961	26,018,040
First Solar, Inc. (a)	170,182	42,450,198
Impinj, Inc. (a) (b)	209,459	45,352,063
indie Semiconductor, Inc. Class A (a) (b)	3,361,759	13,413,418
Intel Corp.	1,980,660	46,466,284
Lattice Semiconductor Corp. (a) (b)	869,363	46,137,094
MACOM Technology Solutions Holdings, Inc. (a) (b)	383,788	42,700,253
Marvell Technology, Inc.	522,852	37,708,086
MaxLinear, Inc. (a)	1,165,377	16,874,659
Microchip Technology, Inc.	501,708	40,282,135
Micron Technology, Inc.	426,881	44,271,829
Monolithic Power Systems, Inc.	42,585	39,369,832
Navitas Semiconductor Corp. (a) (b)	2,939,667	7,202,184
NVE Corp. (b)	28,388	2,267,350
NVIDIA Corp.	326,960	39,706,022
NXP Semiconductors NV	169,364	40,649,054
ON Semiconductor Corp. (a)	542,924	39,421,712
Power Integrations, Inc. (b)	539,305	34,580,237
Qorvo, Inc. (a)	361,700	37,363,610
QUALCOMM, Inc.	232,204	39,486,290
Rambus, Inc. (a)	952,807	40,227,512
Semtech Corp. (a)	935,341	42,707,670
Silicon Laboratories, Inc. (a)	351,635	40,638,457
Security Description	Shares	Value
SiTime Corp. (a) (b)	230,221	$39,485,204
Skyworks Solutions, Inc.	380,003	37,532,896
SMART Global Holdings, Inc. (a) (b)	1,095,480	22,950,306
Synaptics, Inc. (a) (b)	392,295	30,434,246
Texas Instruments, Inc.	194,816	40,243,141
Universal Display Corp. (b)	186,171	39,077,293
Wolfspeed, Inc. (a) (b)	2,730,582	26,486,645
TOTAL COMMON STOCKS (Cost $1,328,029,352)		1,363,655,134
SHORT-TERM INVESTMENTS — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	908,167	908,167
State Street Navigator Securities Lending Portfolio II (e) (f)	101,166,195	101,166,195
TOTAL SHORT-TERM INVESTMENTS (Cost $102,074,362)		102,074,362
TOTAL INVESTMENTS — 107.4% (Cost $1,430,103,714)		1,465,729,496
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(101,334,968)
NET ASSETS — 100.0%		$1,364,394,528

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,363,655,134	$—	$—	$1,363,655,134
Short-Term Investments	102,074,362	—	—	102,074,362
TOTAL INVESTMENTS	$1,465,729,496	$—	$—	$1,465,729,496

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,211,787	$1,212,151	$1,460,841	$2,672,992	$85	$(85)	—	$—	$11,896
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	2,245,575	1,337,408	—	—	908,167	908,167	3,378
State Street Navigator Securities Lending Portfolio II	47,189,258	47,189,258	253,359,163	199,382,226	—	—	101,166,195	101,166,195	18,450
Total		$48,401,409	$257,065,579	$203,392,626	$85	$(85)		$102,074,362	$33,724
See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
APPLICATION SOFTWARE — 69.3%
ACI Worldwide, Inc. (a)	52,683	$2,681,565
Adobe, Inc. (a)	4,762	2,465,668
Agilysys, Inc. (a)	25,024	2,726,865
Alarm.com Holdings, Inc. (a)	46,275	2,529,854
Alkami Technology, Inc. (a)	84,743	2,672,794
Altair Engineering, Inc. Class A (a) (b)	29,047	2,774,279
American Software, Inc. Class A	94,144	1,053,471
Amplitude, Inc. Class A (a)	229,360	2,057,359
ANSYS, Inc. (a)	8,027	2,557,643
Appfolio, Inc. Class A (a)	11,321	2,664,963
AppLovin Corp. Class A (a)	22,710	2,964,790
Asana, Inc. Class A (a) (b)	210,950	2,444,911
Aspen Technology, Inc. (a)	11,353	2,711,323
Atlassian Corp. Class A (a)	15,614	2,479,659
Aurora Innovation, Inc. (a) (b)	506,279	2,997,172
Autodesk, Inc. (a)	9,686	2,668,299
AvePoint, Inc. (a)	214,849	2,528,773
Bentley Systems, Inc. Class B	51,578	2,620,678
Bill Holdings, Inc. (a)	49,253	2,598,588
Blackbaud, Inc. (a)	30,161	2,554,033
BlackLine, Inc. (a)	51,124	2,818,977
Blend Labs, Inc. Class A (a)	653,890	2,452,088
Box, Inc. Class A (a)	76,801	2,513,697
Braze, Inc. Class A (a)	72,778	2,353,641
C3.ai, Inc. Class A (a)	111,161	2,693,431
Cadence Design Systems, Inc. (a)	9,514	2,578,579
CCC Intelligent Solutions Holdings, Inc. (a)	234,776	2,594,275
Cipher Mining, Inc. (a) (b)	827,414	3,202,092
Cleanspark, Inc. (a) (b)	272,570	2,545,804
Clear Secure, Inc. Class A (b)	84,380	2,796,353
Clearwater Analytics Holdings, Inc. Class A (a)	106,485	2,688,746
Confluent, Inc. Class A (a)	127,073	2,589,748
Consensus Cloud Solutions, Inc. (a)	66,872	1,574,836
Daily Journal Corp. (a) (b)	5,311	2,602,921
Datadog, Inc. Class A (a)	23,400	2,692,404
Digimarc Corp. (a) (b)	53,425	1,436,064
DocuSign, Inc. (a)	45,148	2,803,239
DoubleVerify Holdings, Inc. (a)	146,769	2,471,590
Dropbox, Inc. Class A (a)	103,974	2,644,059
Dynatrace, Inc. (a)	50,388	2,694,246
E2open Parent Holdings, Inc. (a)	581,070	2,562,519
Elastic NV (a)	33,981	2,608,382
Envestnet, Inc. (a)	40,829	2,556,712
Fair Isaac Corp. (a)	1,368	2,658,735
Five9, Inc. (a)	89,741	2,578,259
Freshworks, Inc. Class A (a)	225,858	2,592,850
Guidewire Software, Inc. (a)	14,881	2,722,330
HashiCorp, Inc. Class A (a)	75,553	2,558,225
Security Description	Shares	Value
HubSpot, Inc. (a)	5,205	$2,766,978
Hut 8 Corp. (a) (b)	227,465	2,788,721
Informatica, Inc. Class A (a)	100,067	2,529,694
Instructure Holdings, Inc. (a) (b)	108,611	2,557,789
Intapp, Inc. (a) (b)	57,018	2,727,171
InterDigital, Inc. (b)	18,801	2,662,786
Intuit, Inc.	3,902	2,423,142
Jamf Holding Corp. (a)	143,555	2,490,679
Klaviyo, Inc. Class A (a) (b)	82,051	2,902,964
LiveRamp Holdings, Inc. (a)	97,547	2,417,215
Manhattan Associates, Inc. (a)	9,694	2,727,698
MARA Holdings, Inc. (a) (b)	158,605	2,572,573
Matterport, Inc. (a)	574,541	2,585,434
Meridianlink, Inc. (a)	107,155	2,204,178
MicroStrategy, Inc. Class A (a) (b)	18,072	3,046,939
Mitek Systems, Inc. (a) (b)	301,855	2,617,083
nCino, Inc. (a) (b)	86,992	2,748,077
NCR Voyix Corp. (a)	194,426	2,638,361
NextNav, Inc. (a) (b)	325,281	2,436,355
Nutanix, Inc. Class A (a)	43,290	2,564,932
Olo, Inc. Class A (a)	482,834	2,394,857
PagerDuty, Inc. (a)	143,555	2,662,945
Palantir Technologies, Inc. Class A (a)	71,838	2,672,374
Pegasystems, Inc.	37,995	2,777,055
Procore Technologies, Inc. (a)	44,081	2,720,679
PROS Holdings, Inc. (a)	143,313	2,654,157
PTC, Inc. (a)	14,845	2,681,898
Q2 Holdings, Inc. (a)	34,181	2,726,618
RingCentral, Inc. Class A (a)	87,022	2,752,506
Riot Platforms, Inc. (a) (b)	355,098	2,634,827
Roper Technologies, Inc.	4,633	2,577,987
Salesforce, Inc.	10,043	2,748,870
Samsara, Inc. Class A (a)	53,894	2,593,379
SEMrush Holdings, Inc. Class A (a)	188,270	2,957,722
Smartsheet, Inc. Class A (a)	48,960	2,710,426
SoundHound AI, Inc. Class A (a) (b)	527,156	2,456,547
Sprinklr, Inc. Class A (a) (b)	322,004	2,489,091
Sprout Social, Inc. Class A (a)	92,001	2,674,469
SPS Commerce, Inc. (a)	13,257	2,574,112
Synopsys, Inc. (a)	5,217	2,641,837
Terawulf, Inc. (a) (b)	602,997	2,822,026
Tyler Technologies, Inc. (a)	4,393	2,564,282
Unity Software, Inc. (a) (b)	128,413	2,904,702
Verint Systems, Inc. (a)	96,918	2,454,933
Vertex, Inc. Class A (a) (b)	70,549	2,716,842
Weave Communications, Inc. (a)	141,578	1,812,198
Workday, Inc. Class A (a)	10,225	2,499,092
Workiva, Inc. (a)	34,213	2,706,933
Yext, Inc. (a)	327,757	2,268,078
Zeta Global Holdings Corp. Class A (a) (b)	92,904	2,771,326

See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Zoom Video Communications, Inc. Class A (a)	37,827	$2,638,055
		256,007,081
INTERACTIVE HOME ENTERTAINMENT — 2.8%
Electronic Arts, Inc.	17,532	2,514,790
Playtika Holding Corp.	338,189	2,678,457
ROBLOX Corp. Class A (a)	55,738	2,466,964
Take-Two Interactive Software, Inc. (a)	16,801	2,582,482
		10,242,693
IT CONSULTING & OTHER SERVICES — 7.2%
Accenture PLC Class A	7,314	2,585,353
ASGN, Inc. (a)	27,575	2,570,817
Cognizant Technology Solutions Corp. Class A	33,114	2,555,739
DXC Technology Co. (a)	120,372	2,497,719
EPAM Systems, Inc. (a)	12,664	2,520,516
Gartner, Inc. (a)	5,008	2,537,854
Grid Dynamics Holdings, Inc. (a)	143,996	2,015,944
Hackett Group, Inc.	54,446	1,430,296
International Business Machines Corp.	11,903	2,631,515
Kyndryl Holdings, Inc. (a)	111,501	2,562,293
Perficient, Inc. (a)	33,864	2,556,055
		26,464,101
SYSTEMS SOFTWARE — 20.7%
A10 Networks, Inc.	188,687	2,724,640
Adeia, Inc.	213,772	2,546,025
Appian Corp. Class A (a) (b)	77,782	2,655,477
CommVault Systems, Inc. (a)	17,297	2,661,143
Crowdstrike Holdings, Inc. Class A (a)	9,867	2,767,397
Dolby Laboratories, Inc. Class A	35,658	2,728,907
Fortinet, Inc. (a)	34,085	2,643,292
Gen Digital, Inc.	96,516	2,647,434
Gitlab, Inc. Class A (a)	46,921	2,418,308
Microsoft Corp.	5,938	2,555,121
N-able, Inc. (a)	204,373	2,669,111
OneSpan, Inc. (a)	152,802	2,547,209
Oracle Corp.	15,779	2,688,742
Palo Alto Networks, Inc. (a)	7,370	2,519,066
Progress Software Corp.	44,089	2,970,276
Qualys, Inc. (a)	20,256	2,602,086
QXO, Inc.	173,926	2,742,813
Security Description	Shares	Value
Rapid7, Inc. (a)	74,736	$2,981,219
Rubrik, Inc. Class A (a)	83,827	2,695,038
SentinelOne, Inc. Class A (a) (b)	112,730	2,696,502
ServiceNow, Inc. (a)	2,909	2,601,781
SolarWinds Corp. (b)	204,700	2,671,335
Tenable Holdings, Inc. (a)	64,336	2,606,895
Teradata Corp. (a)	89,678	2,720,831
UiPath, Inc. Class A (a) (b)	204,373	2,615,974
Varonis Systems, Inc. (a)	47,567	2,687,536
Xperi, Inc. (a)	248,814	2,299,041
Zscaler, Inc. (a)	15,034	2,569,912
Zuora, Inc. Class A (a)	288,568	2,487,456
		76,720,567
TOTAL COMMON STOCKS (Cost $344,186,161)		369,434,442
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	184,979	184,979
State Street Navigator Securities Lending Portfolio II (e) (f)	19,970,864	19,970,864
TOTAL SHORT-TERM INVESTMENTS (Cost $20,155,843)		20,155,843
TOTAL INVESTMENTS — 105.4% (Cost $364,342,004)		389,590,285
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(20,019,045)
NET ASSETS — 100.0%		$369,571,240

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$369,434,442	$—	$—	$369,434,442
Short-Term Investments	20,155,843	—	—	20,155,843
TOTAL INVESTMENTS	$389,590,285	$—	$—	$389,590,285

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	184,068	$184,123	$308,686	$492,810	$19	$(18)	—	$—	$2,506
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	592,095	407,116	—	—	184,979	184,979	681
State Street Navigator Securities Lending Portfolio II	28,736,713	28,736,713	44,337,195	53,103,044	—	—	19,970,864	19,970,864	56,766
Total		$28,920,836	$45,237,976	$54,002,970	$19	$(18)		$20,155,843	$59,953
See accompanying notes to Schedule of Investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 23.0%
Anterix, Inc. (a)	19,937	$750,827
AST SpaceMobile, Inc. (a) (b)	140,839	3,682,940
Bandwidth, Inc. Class A (a)	41,226	721,867
Cogent Communications Holdings, Inc. (b)	57,630	4,375,270
Globalstar, Inc. (a) (b)	547,407	678,785
Iridium Communications, Inc.	123,031	3,746,294
Liberty Global Ltd. Class C (a)	202,478	4,375,549
Liberty Latin America Ltd. Class C (a) (b)	126,177	1,197,420
Lumen Technologies, Inc. (a)	503,594	3,575,517
		23,104,469
COMMUNICATIONS EQUIPMENT — 53.9%
ADTRAN Holdings, Inc. (a)	105,361	624,791
Applied Optoelectronics, Inc. (a) (b)	68,438	979,348
Arista Networks, Inc. (a)	11,678	4,482,250
Aviat Networks, Inc. (a)	10,838	234,426
Calix, Inc. (a)	71,099	2,757,930
Ciena Corp. (a)	74,795	4,606,624
Cisco Systems, Inc.	84,362	4,489,746
Clearfield, Inc. (a) (b)	15,580	606,997
CommScope Holding Co., Inc. (a)	196,875	1,202,906
Digi International, Inc. (a)	24,254	667,713
Extreme Networks, Inc. (a)	195,050	2,931,601
F5, Inc. (a)	19,976	4,398,715
Harmonic, Inc. (a)	121,381	1,768,521
Infinera Corp. (a) (b)	439,104	2,963,952
Juniper Networks, Inc.	108,840	4,242,583
Lumentum Holdings, Inc. (a)	75,318	4,773,655
Motorola Solutions, Inc.	9,510	4,275,981
NETGEAR, Inc. (a)	17,644	353,939
NetScout Systems, Inc. (a)	85,393	1,857,298
Ubiquiti, Inc. (b)	6,320	1,401,270
Viasat, Inc. (a) (b)	225,116	2,687,885
Viavi Solutions, Inc. (a)	194,775	1,756,871
		54,065,002
INTEGRATED TELECOMMUNICATION SERVICES — 13.4%
AT&T, Inc.	194,142	4,271,125
Frontier Communications Parent, Inc. (a)	115,292	4,096,325
IDT Corp. Class B	10,538	402,235
Security Description	Shares	Value
Shenandoah Telecommunications Co.	28,281	$399,045
Verizon Communications, Inc.	94,558	4,246,600
		13,415,330
WIRELESS TELECOMMUNICATION SERVICES — 9.6%
Gogo, Inc. (a) (b)	130,432	936,502
Telephone & Data Systems, Inc.	130,275	3,028,894
T-Mobile U.S., Inc.	20,713	4,274,334
U.S. Cellular Corp. (a)	25,109	1,372,207
		9,611,937
TOTAL COMMON STOCKS (Cost $87,520,874)		100,196,738
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	129,816	129,816
State Street Navigator Securities Lending Portfolio II (e) (f)	3,732,868	3,732,868
TOTAL SHORT-TERM INVESTMENTS (Cost $3,862,684)		3,862,684
TOTAL INVESTMENTS — 103.7% (Cost $91,383,558)		104,059,422
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(3,732,918)
NET ASSETS — 100.0%		$100,326,504

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$100,196,738	$—	$—	$100,196,738
Short-Term Investments	3,862,684	—	—	3,862,684
TOTAL INVESTMENTS	$104,059,422	$—	$—	$104,059,422

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	43,398	$43,411	$193,784	$237,195	$3	$(3)	—	$—	$589
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	332,926	203,110	—	—	129,816	129,816	332
State Street Navigator Securities Lending Portfolio II	312,572	312,572	14,176,213	10,755,917	—	—	3,732,868	3,732,868	6,167
Total		$355,983	$14,702,923	$11,196,222	$3	$(3)		$3,862,684	$7,088
See accompanying notes to Schedule of Investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 17.9%
Air Transport Services Group, Inc. (a) (b)	114,948	$1,861,008
CH Robinson Worldwide, Inc.	53,679	5,924,551
Expeditors International of Washington, Inc.	44,475	5,844,015
FedEx Corp.	18,758	5,133,690
Forward Air Corp. (b)	76,746	2,716,808
GXO Logistics, Inc. (a)	105,845	5,511,349
Hub Group, Inc. Class A	104,644	4,756,070
United Parcel Service, Inc. Class B	42,217	5,755,866
		37,503,357
AIRLINES — 24.5%
Alaska Air Group, Inc. (a)	129,001	5,832,135
Allegiant Travel Co.	65,745	3,619,920
American Airlines Group, Inc. (a) (b)	502,486	5,647,943
Delta Air Lines, Inc.	118,893	6,038,575
JetBlue Airways Corp. (a) (b)	904,304	5,932,234
Joby Aviation, Inc. (a) (b)	989,241	4,975,882
SkyWest, Inc. (a)	68,639	5,835,688
Southwest Airlines Co. (b)	187,294	5,549,521
Sun Country Airlines Holdings, Inc. (a)	173,435	1,944,206
United Airlines Holdings, Inc. (a)	106,960	6,103,138
		51,479,242
CARGO GROUND TRANSPORTATION — 31.6%
ArcBest Corp.	51,733	5,610,444
Covenant Logistics Group, Inc.	12,814	677,092
Heartland Express, Inc.	93,446	1,147,517
JB Hunt Transport Services, Inc.	31,848	5,488,366
Knight-Swift Transportation Holdings, Inc.	101,736	5,488,657
Landstar System, Inc.	29,455	5,563,166
Marten Transport Ltd.	107,625	1,904,962
Old Dominion Freight Line, Inc.	27,890	5,540,070
RXO, Inc. (a)	209,011	5,852,308
Ryder System, Inc.	38,858	5,665,496
Saia, Inc. (a)	12,421	5,431,206
Schneider National, Inc. Class B (b)	188,682	5,384,984
U-Haul Holding Co. (a) (b)	22,241	1,723,233
Werner Enterprises, Inc.	143,893	5,552,831
XPO, Inc. (a)	49,057	5,274,118
		66,304,450
MARINE — 6.9%
Genco Shipping & Trading Ltd. (b)	158,783	3,096,268
Security Description	Shares	Value
Kirby Corp. (a)	45,127	$5,524,899
Matson, Inc.	40,500	5,776,110
		14,397,277
PASSENGER GROUND TRANSPORTATION — 9.4%
Avis Budget Group, Inc. (b)	70,344	6,161,431
Hertz Global Holdings, Inc. (a) (b)	555,910	1,834,503
Lyft, Inc. Class A (a)	473,266	6,034,141
Uber Technologies, Inc. (a)	74,111	5,570,183
		19,600,258
RAILROADS — 9.6%
CSX Corp.	160,248	5,533,364
FTAI Infrastructure, Inc. (b)	413,498	3,870,341
Norfolk Southern Corp.	21,854	5,430,719
Union Pacific Corp.	21,563	5,314,848
		20,149,272
TOTAL COMMON STOCKS (Cost $227,898,679)		209,433,856
SHORT-TERM INVESTMENTS — 8.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d)	267,674	267,674
State Street Navigator Securities Lending Portfolio II (e) (f)	18,485,699	18,485,699
TOTAL SHORT-TERM INVESTMENTS (Cost $18,753,373)		18,753,373
TOTAL INVESTMENTS — 108.8% (Cost $246,652,052)		228,187,229
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(18,424,839)
NET ASSETS — 100.0%		$209,762,390

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$209,433,856	$—	$—	$209,433,856
Short-Term Investments	18,753,373	—	—	18,753,373
TOTAL INVESTMENTS	$228,187,229	$—	$—	$228,187,229

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	178,685	$178,738	$253,218	$431,956	$15	$(15)	—	$—	$1,941
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	758,057	490,383	—	—	267,674	267,674	703
State Street Navigator Securities Lending Portfolio II	7,977,082	7,977,082	36,649,386	26,140,769	—	—	18,485,699	18,485,699	110,102
Total		$8,155,820	$37,660,661	$27,063,108	$15	$(15)		$18,753,373	$112,746
See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.2%
Boeing Co. (a)	4,690	$713,068
Northrop Grumman Corp.	1,565	826,429
RTX Corp.	10,601	1,284,417
Textron, Inc.	1,517	134,376
		2,958,290
AIR FREIGHT & LOGISTICS — 0.2%
FedEx Corp.	2,034	556,665
AIRLINES — 0.0% (b)
Delta Air Lines, Inc.	1,462	74,255
Southwest Airlines Co. (c)	1,847	54,727
		128,982
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	5,185	373,372
AUTOMOBILES — 0.0% (b)
Rivian Automotive, Inc. Class A (a) (c)	8,590	96,380
BANKS — 6.0%
Bank of America Corp.	69,196	2,745,697
Bank of New York Mellon Corp.	7,190	516,673
Citigroup, Inc.	19,590	1,226,334
Fifth Third Bancorp	7,017	300,608
JPMorgan Chase & Co.	29,561	6,233,233
KeyCorp	9,720	162,810
M&T Bank Corp.	1,718	306,010
Northern Trust Corp.	1,923	173,128
PNC Financial Services Group, Inc.	4,060	750,491
Regions Financial Corp.	9,063	211,440
Truist Financial Corp.	13,547	579,405
Wells Fargo & Co.	35,316	1,995,001
		15,200,830
BEVERAGES — 1.3%
Coca-Cola Co.	41,443	2,978,094
Constellation Brands, Inc. Class A	1,282	330,359
		3,308,453
BIOTECHNOLOGY — 1.2%
Alnylam Pharmaceuticals, Inc. (a)	1,179	324,260
Biogen, Inc. (a)	1,421	275,447
Gilead Sciences, Inc.	12,010	1,006,918
Incyte Corp. (a)	1,511	99,877
Neurocrine Biosciences, Inc. (a)	913	105,196
United Therapeutics Corp. (a)	382	136,890
Vertex Pharmaceuticals, Inc. (a)	2,391	1,112,006
		3,060,594
BROADLINE RETAIL — 0.1%
eBay, Inc.	5,866	381,935
BUILDING PRODUCTS — 0.9%
Carrier Global Corp.	6,528	525,439
Fortune Brands Innovations, Inc.	1,600	143,248
Johnson Controls International PLC	7,561	586,809
Security Description	Shares	Value
Owens Corning	790	$139,451
Trane Technologies PLC	2,160	839,657
		2,234,604
CAPITAL MARKETS — 1.6%
Charles Schwab Corp.	15,958	1,034,238
FactSet Research Systems, Inc.	386	177,502
LPL Financial Holdings, Inc.	702	163,306
Moody's Corp.	1,826	866,602
S&P Global, Inc.	2,988	1,543,661
T. Rowe Price Group, Inc.	2,024	220,474
		4,005,783
CHEMICALS — 1.7%
Albemarle Corp.	902	85,428
Celanese Corp.	1,029	139,903
Dow, Inc.	6,761	369,353
DuPont de Nemours, Inc.	3,277	292,013
Ecolab, Inc.	2,107	537,980
International Flavors & Fragrances, Inc.	2,078	218,045
Linde PLC	5,131	2,446,769
LyondellBasell Industries NV Class A	2,135	204,747
RPM International, Inc.	961	116,281
		4,410,519
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Veralto Corp.	2,970	332,224
Waste Connections, Inc.	2,962	529,665
		861,889
COMMUNICATIONS EQUIPMENT — 3.8%
Cisco Systems, Inc.	180,939	9,629,574
CONSTRUCTION & ENGINEERING — 0.1%
AECOM	1,285	132,702
CONSTRUCTION MATERIALS — 0.2%
CRH PLC	4,960	459,990
CONSUMER FINANCE — 0.9%
American Express Co.	5,929	1,607,945
Capital One Financial Corp.	3,457	517,616
Synchrony Financial	3,584	178,770
		2,304,331
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.7%
Albertsons Cos., Inc. Class A	3,458	63,904
Costco Wholesale Corp.	3,205	2,841,297
Dollar General Corp.	2,350	198,739
Kroger Co.	6,752	386,890
Target Corp.	4,682	729,736
Walgreens Boots Alliance, Inc.	8,087	72,460
		4,293,026
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	16,516	187,126
Smurfit WestRock PLC	4,201	207,614
		394,740

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
AT&T, Inc.	74,120	$1,630,640
Verizon Communications, Inc.	49,735	2,233,599
		3,864,239
ELECTRIC UTILITIES — 1.1%
American Electric Power Co., Inc.	4,435	455,031
Duke Energy Corp.	6,306	727,082
Edison International	4,312	375,532
Entergy Corp.	2,014	265,062
Exelon Corp.	9,345	378,940
PPL Corp.	7,275	240,657
Xcel Energy, Inc.	4,632	302,470
		2,744,774
ELECTRICAL EQUIPMENT — 0.8%
Eaton Corp. PLC	3,644	1,207,767
Emerson Electric Co.	5,222	571,130
Rockwell Automation, Inc.	1,034	277,588
		2,056,485
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CDW Corp.	6,239	1,411,886
Hubbell, Inc.	509	218,030
		1,629,916
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	8,427	304,636
ENTERTAINMENT — 1.9%
Electronic Arts, Inc.	2,038	292,331
Netflix, Inc. (a)	5,696	4,040,002
Take-Two Interactive Software, Inc. (a)	1,331	204,588
Warner Bros Discovery, Inc. (a)	29,786	245,734
		4,782,655
FINANCIAL SERVICES — 1.9%
Block, Inc. (a)	5,318	356,997
Fidelity National Information Services, Inc.	5,189	434,579
Global Payments, Inc.	2,390	244,784
Visa, Inc. Class A	13,900	3,821,805
		4,858,165
FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	4,100	244,934
Campbell Soup Co.	1,558	76,217
General Mills, Inc.	5,309	392,070
Hershey Co.	1,454	278,848
Hormel Foods Corp.	3,530	111,901
J.M. Smucker Co.	1,082	131,030
Tyson Foods, Inc. Class A	2,311	137,643
		1,372,643
GROUND TRANSPORTATION — 0.8%
Norfolk Southern Corp.	1,808	449,288
Security Description	Shares	Value
Uber Technologies, Inc. (a)	21,224	$1,595,196
		2,044,484
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	16,545	1,886,295
IDEXX Laboratories, Inc. (a)	840	424,385
Medtronic PLC	12,558	1,130,597
Teleflex, Inc.	472	116,735
		3,558,012
HEALTH CARE PROVIDERS & SERVICES — 3.1%
Cardinal Health, Inc.	2,433	268,895
Cencora, Inc.	1,641	369,356
Centene Corp. (a)	5,415	407,641
Cigna Group	2,556	885,501
CVS Health Corp.	12,271	771,601
Labcorp Holdings, Inc.	789	176,326
McKesson Corp.	1,310	647,690
UnitedHealth Group, Inc.	7,666	4,482,157
		8,009,167
HEALTH CARE REITs — 0.1%
Ventas, Inc. REIT	4,945	317,123
HOTEL & RESORT REITs — 0.1%
Host Hotels & Resorts, Inc. REIT	8,307	146,203
HOTELS, RESTAURANTS & LEISURE — 5.0%
Airbnb, Inc. Class A (a)	7,140	905,423
Booking Holdings, Inc.	707	2,977,969
Chipotle Mexican Grill, Inc. (a)	27,893	1,607,195
Flutter Entertainment PLC (a)	3,158	749,330
Hilton Worldwide Holdings, Inc.	5,610	1,293,105
Las Vegas Sands Corp.	4,968	250,089
Marriott International, Inc. Class A	5,978	1,486,131
MGM Resorts International (a)	4,490	175,514
Royal Caribbean Cruises Ltd.	3,528	625,726
Starbucks Corp.	24,973	2,434,618
Wynn Resorts Ltd.	1,343	128,767
		12,633,867
HOUSEHOLD DURABLES — 0.3%
DR Horton, Inc.	3,586	684,101
HOUSEHOLD PRODUCTS — 2.1%
Church & Dwight Co., Inc.	1,949	204,099
Clorox Co.	1,341	218,462
Colgate-Palmolive Co.	7,553	784,077
Procter & Gamble Co.	23,994	4,155,761
		5,362,399
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Corp.	3,701	438,717
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	5,004	684,047
General Electric Co.	8,327	1,570,306
Honeywell International, Inc.	5,899	1,219,382
		3,473,735

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
INSURANCE — 2.1%
Allstate Corp.	2,480	$470,332
American International Group, Inc.	6,793	497,451
Assurant, Inc.	536	106,589
Hartford Financial Services Group, Inc.	3,405	400,462
Marsh & McLennan Cos., Inc.	5,095	1,136,644
Principal Financial Group, Inc.	2,403	206,418
Progressive Corp.	6,787	1,722,269
Prudential Financial, Inc.	4,143	501,717
Willis Towers Watson PLC	1,094	322,216
		5,364,098
INTERACTIVE MEDIA & SERVICES — 4.8%
Meta Platforms, Inc. Class A	20,959	11,997,770
Pinterest, Inc. Class A (a)	5,615	181,758
Snap, Inc. Class A (a)	12,939	138,447
		12,317,975
IT SERVICES — 5.2%
Accenture PLC Class A	31,435	11,111,644
Akamai Technologies, Inc. (a)	6,566	662,838
GoDaddy, Inc. Class A (a)	6,631	1,039,608
Twilio, Inc. Class A (a)	7,456	486,280
		13,300,370
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Charles River Laboratories International, Inc. (a)	478	94,152
Illumina, Inc. (a)	1,491	194,441
		288,593
MACHINERY — 2.3%
Caterpillar, Inc.	6,460	2,526,635
Cummins, Inc.	1,774	574,403
Deere & Co.	2,212	923,134
Fortive Corp.	3,542	279,570
Illinois Tool Works, Inc.	2,822	739,562
Pentair PLC	1,676	163,896
Stanley Black & Decker, Inc.	1,607	176,979
Westinghouse Air Brake Technologies Corp.	1,445	262,658
Xylem, Inc.	2,404	324,612
		5,971,449
MEDIA — 0.5%
Charter Communications, Inc. Class A (a)	1,168	378,526
Interpublic Group of Cos., Inc.	4,739	149,895
News Corp. Class A	2,794	74,404
Omnicom Group, Inc.	1,685	174,212
Paramount Global Class B	9,742	103,460
Trade Desk, Inc. Class A (a)	2,756	302,195
		1,182,692
METALS & MINING — 0.3%
Newmont Corp.	13,177	704,311
Security Description	Shares	Value
MULTI-UTILITIES — 1.0%
Ameren Corp.	2,252	$196,960
CenterPoint Energy, Inc.	7,369	216,796
CMS Energy Corp.	2,493	176,081
Consolidated Edison, Inc.	3,494	363,830
Dominion Energy, Inc.	10,559	610,205
DTE Energy Co.	2,533	325,262
Public Service Enterprise Group, Inc.	5,150	459,431
WEC Energy Group, Inc.	2,921	280,942
		2,629,507
OIL, GAS & CONSUMABLE FUELS — 3.3%
APA Corp.	2,835	69,344
Cheniere Energy, Inc.	2,152	387,016
Chevron Corp.	16,422	2,418,468
Diamondback Energy, Inc.	1,647	283,943
EOG Resources, Inc.	4,096	503,521
EQT Corp.	4,270	156,453
Exxon Mobil Corp.	31,758	3,722,673
Occidental Petroleum Corp.	7,230	372,634
Ovintiv, Inc.	2,548	97,614
Phillips 66 Co.	3,177	417,616
		8,429,282
PERSONAL CARE PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	2,564	255,605
PHARMACEUTICALS — 5.6%
Eli Lilly & Co.	7,588	6,722,513
Johnson & Johnson	24,409	3,955,722
Merck & Co., Inc.	23,790	2,701,592
Zoetis, Inc.	4,612	901,093
		14,280,920
PROFESSIONAL SERVICES — 0.4%
Amentum Holdings, Inc. (a)	1,228	39,603
Broadridge Financial Solutions, Inc.	1,136	244,274
Dayforce, Inc. (a) (c)	1,420	86,975
Jacobs Solutions, Inc.	1,228	160,745
Leidos Holdings, Inc.	1,353	220,539
SS&C Technologies Holdings, Inc.	2,461	182,631
TransUnion	1,622	169,823
		1,104,590
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CoStar Group, Inc. (a)	4,856	366,336
Zillow Group, Inc. Class C (a)	1,381	88,177
		454,513
RESIDENTIAL REITs — 0.4%
American Homes 4 Rent Class A REIT	3,003	115,285
AvalonBay Communities, Inc. REIT	1,208	272,102
Equity Residential REIT	3,093	230,305
Invitation Homes, Inc. REIT	6,707	236,489

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	1,160	$184,324
		1,038,505
RETAIL REITs — 0.5%
Kimco Realty Corp. REIT	7,533	174,916
Realty Income Corp. REIT	7,390	468,674
Simon Property Group, Inc. REIT	3,218	543,906
		1,187,496
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.0%
Intel Corp.	199,305	4,675,695
NVIDIA Corp.	86,758	10,535,892
		15,211,587
SOFTWARE — 11.1%
ANSYS, Inc. (a)	3,799	1,210,475
Autodesk, Inc. (a)	10,598	2,919,537
Fortinet, Inc. (a)	29,219	2,265,934
HubSpot, Inc. (a)	2,225	1,182,810
Intuit, Inc.	13,376	8,306,496
Microsoft Corp.	25,981	11,179,624
Tyler Technologies, Inc. (a)	1,893	1,104,982
		28,169,858
SPECIALIZED REITs — 1.2%
Digital Realty Trust, Inc. REIT	3,266	528,537
Equinix, Inc. REIT	742	658,622
Extra Space Storage, Inc. REIT	1,881	338,937
Iron Mountain, Inc. REIT	2,934	348,647
Public Storage REIT	1,494	543,622
VICI Properties, Inc. REIT	11,782	392,458
Weyerhaeuser Co. REIT	6,190	209,593
		3,020,416
SPECIALTY RETAIL — 3.8%
Bath & Body Works, Inc.	3,096	98,824
Best Buy Co., Inc.	2,600	268,580
Burlington Stores, Inc. (a)	1,527	402,334
CarMax, Inc. (a)	2,241	173,409
Dick's Sporting Goods, Inc.	1,106	230,822
Lowe's Cos., Inc.	9,323	2,525,134
Ross Stores, Inc.	7,834	1,179,095
TJX Cos., Inc.	26,485	3,113,047
Tractor Supply Co.	2,458	715,106
Ulta Beauty, Inc. (a)	1,114	433,480
Williams-Sonoma, Inc.	2,842	440,283
		9,580,114
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.5%
Apple, Inc.	48,739	11,356,187
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Deckers Outdoor Corp. (a)	2,040	$325,278
Lululemon Athletica, Inc. (a)	2,658	721,249
NIKE, Inc. Class B	14,368	1,270,131
		2,316,658
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Ferguson Enterprises, Inc.	1,910	379,268
WW Grainger, Inc.	375	389,554
		768,822
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,385	348,782
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile U.S., Inc.	5,742	1,184,919
TOTAL COMMON STOCKS (Cost $201,478,792)		253,541,229
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	875,211	875,211
State Street Navigator Securities Lending Portfolio II (f) (g)	91,604	91,604
TOTAL SHORT-TERM INVESTMENTS (Cost $966,815)		966,815
TOTAL INVESTMENTS — 100.0% (Cost $202,445,607)		254,508,044
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		39,635
NET ASSETS — 100.0%		$254,547,679
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2024.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI USA GENDER DIVERSITY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	3	12/20/2024	$850,136	$872,138	$22,002

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$253,541,229	$—	$—	$253,541,229
Short-Term Investments	966,815	—	—	966,815
TOTAL INVESTMENTS	$254,508,044	$—	$—	$254,508,044
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$22,002	$—	$—	$22,002
TOTAL OTHER FINANCIAL INSTRUMENTS:	$22,002	$—	$—	$22,002

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	504,048	$504,199	$1,877,283	$2,381,483	$47	$(46)	—	$—	$3,010
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	930,591	55,380	—	—	875,211	875,211	1,952
State Street Navigator Securities Lending Portfolio II	92,113	92,113	2,142,043	2,142,552	—	—	91,604	91,604	35
Total		$596,312	$4,949,917	$4,579,415	$47	$(46)		$966,815	$4,997
See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
General Dynamics Corp.	20,627	$6,233,479
Lockheed Martin Corp.	12,140	7,096,559
Northrop Grumman Corp.	11,745	6,202,182
		19,532,220
AIR FREIGHT & LOGISTICS — 0.5%
CH Robinson Worldwide, Inc.	35,095	3,873,435
AUTO COMPONENTS — 0.3%
Gentex Corp.	70,203	2,084,327
BANKS — 0.3%
Commerce Bancshares, Inc.	38,264	2,272,882
BEVERAGES — 1.3%
PepsiCo, Inc.	63,132	10,735,597
CAPITAL MARKETS — 3.7%
CME Group, Inc.	30,866	6,810,583
FactSet Research Systems, Inc.	11,632	5,348,975
Houlihan Lokey, Inc.	20,975	3,314,470
Intercontinental Exchange, Inc.	37,138	5,965,848
Nasdaq, Inc.	93,023	6,791,609
SEI Investments Co.	32,784	2,268,325
		30,499,810
CHEMICALS — 2.5%
Air Products & Chemicals, Inc.	30,660	9,128,709
Linde PLC	21,269	10,142,335
NewMarket Corp.	2,200	1,214,158
		20,485,202
COMMERCIAL SERVICES & SUPPLIES — 2.8%
Casella Waste Systems, Inc. Class A (a)	17,400	1,731,126
MSA Safety, Inc.	11,198	1,985,853
Republic Services, Inc.	41,818	8,398,727
Rollins, Inc.	79,965	4,044,630
Waste Management, Inc.	33,022	6,855,367
		23,015,703
COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	77,143	4,105,550
Motorola Solutions, Inc.	13,933	6,264,695
		10,370,245
CONSTRUCTION MATERIALS — 0.9%
Vulcan Materials Co.	30,327	7,594,791
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.7%
Casey's General Stores, Inc.	11,220	4,215,466
Costco Wholesale Corp.	6,566	5,820,890
Dollar General Corp.	22,448	1,898,428
Walmart, Inc.	130,687	10,552,975
		22,487,759
CONTAINERS & PACKAGING — 2.8%
Amcor PLC	437,758	4,959,798
AptarGroup, Inc.	19,967	3,198,514
Security Description	Shares	Value
Avery Dennison Corp.	24,125	$5,325,835
Graphic Packaging Holding Co.	91,775	2,715,622
Packaging Corp. of America	26,640	5,738,256
Sonoco Products Co.	29,481	1,610,547
		23,548,572
DIVERSIFIED CONSUMER SERVICES — 0.4%
Service Corp. International (b)	42,995	3,393,595
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	263,345	5,793,590
Verizon Communications, Inc.	180,358	8,099,878
		13,893,468
ELECTRIC UTILITIES — 3.3%
Duke Energy Corp.	81,463	9,392,684
Southern Co.	98,600	8,891,748
Xcel Energy, Inc.	147,634	9,640,500
		27,924,932
ELECTRICAL EQUIPMENT — 1.1%
AMETEK, Inc.	23,855	4,096,142
Eaton Corp. PLC	14,942	4,952,377
		9,048,519
ENTERTAINMENT — 0.6%
Electronic Arts, Inc.	35,825	5,138,738
FINANCIAL SERVICES — 2.6%
Berkshire Hathaway, Inc. Class B (a)	17,256	7,942,247
Fiserv, Inc. (a)	29,127	5,232,666
Jack Henry & Associates, Inc.	22,006	3,884,939
Visa, Inc. Class A	17,675	4,859,741
		21,919,593
FOOD PRODUCTS — 2.1%
General Mills, Inc.	139,721	10,318,396
Kellanova	87,125	7,031,859
		17,350,255
GROUND TRANSPORTATION — 0.8%
Landstar System, Inc.	10,724	2,025,442
Union Pacific Corp.	17,175	4,233,294
		6,258,736
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	46,544	5,306,481
Becton Dickinson & Co.	26,818	6,465,820
Medtronic PLC	59,040	5,315,371
Solventum Corp. (a)	11,794	822,278
		17,909,950
HEALTH CARE PROVIDERS & SERVICES — 2.4%
Cencora, Inc.	25,362	5,708,479
Chemed Corp.	4,495	2,701,360
McKesson Corp.	10,750	5,315,015
UnitedHealth Group, Inc.	11,071	6,472,992
		20,197,846

See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.7%
McDonald's Corp.	23,827	$7,255,560
Starbucks Corp.	37,949	3,699,648
Yum! Brands, Inc.	25,542	3,568,473
		14,523,681
HOUSEHOLD DURABLES — 1.1%
Garmin Ltd.	29,164	5,133,739
NVR, Inc. (a)	405	3,973,779
		9,107,518
HOUSEHOLD PRODUCTS — 2.5%
Colgate-Palmolive Co.	113,783	11,811,813
Procter & Gamble Co.	50,815	8,801,158
		20,612,971
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	47,508	6,494,344
Honeywell International, Inc.	22,326	4,615,007
		11,109,351
INDUSTRIAL REITs — 0.6%
EastGroup Properties, Inc. REIT	14,325	2,676,197
First Industrial Realty Trust, Inc. REIT	41,097	2,300,610
		4,976,807
INSURANCE — 12.2%
Aflac, Inc.	54,044	6,042,119
Allstate Corp.	34,792	6,598,303
Aon PLC Class A	15,655	5,416,473
Arthur J Gallagher & Co.	24,107	6,782,987
Assurant, Inc.	15,663	3,114,744
Brown & Brown, Inc.	64,469	6,678,988
Chubb Ltd.	21,451	6,186,254
CNA Financial Corp.	81,865	4,006,473
Globe Life, Inc.	27,828	2,947,264
Loews Corp.	55,796	4,410,674
Markel Group, Inc. (a)	3,817	5,987,270
Marsh & McLennan Cos., Inc.	33,486	7,470,392
Old Republic International Corp.	78,013	2,763,221
Progressive Corp.	32,421	8,227,153
RLI Corp.	12,281	1,903,309
Ryan Specialty Holdings, Inc.	64,178	4,260,777
Selective Insurance Group, Inc.	18,111	1,689,756
Travelers Cos., Inc.	27,976	6,549,741
W.R. Berkley Corp.	91,321	5,180,640
Willis Towers Watson PLC	19,200	5,654,976
		101,871,514
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A	25,537	4,235,311
IT SERVICES — 2.4%
Accenture PLC Class A	10,314	3,645,793
Akamai Technologies, Inc. (a)	34,537	3,486,510
Amdocs Ltd.	35,366	3,093,818
International Business Machines Corp.	24,693	5,459,128
Security Description	Shares	Value
VeriSign, Inc. (a)	22,963	$4,362,051
		20,047,300
MACHINERY — 4.4%
Donaldson Co., Inc.	36,353	2,679,216
Fortive Corp.	45,113	3,560,769
Graco, Inc.	50,563	4,424,768
IDEX Corp.	22,763	4,882,664
Illinois Tool Works, Inc.	16,206	4,247,107
Nordson Corp.	15,591	4,094,664
Otis Worldwide Corp.	56,694	5,892,774
PACCAR, Inc.	41,650	4,110,022
Toro Co.	31,429	2,725,837
		36,617,821
MEDIA — 1.0%
Comcast Corp. Class A	88,418	3,693,220
Fox Corp. Class A	108,543	4,594,625
		8,287,845
MULTI-UTILITIES — 6.3%
Ameren Corp.	80,498	7,040,355
CMS Energy Corp.	89,008	6,286,635
Consolidated Edison, Inc.	80,565	8,389,233
DTE Energy Co.	62,827	8,067,615
NiSource, Inc.	135,192	4,684,403
Public Service Enterprise Group, Inc.	106,803	9,527,896
WEC Energy Group, Inc.	85,753	8,247,724
		52,243,861
OFFICE REITs — 0.2%
COPT Defense Properties REIT	68,078	2,064,806
OIL, GAS & CONSUMABLE FUELS — 2.7%
Cheniere Energy, Inc.	16,901	3,039,476
Chesapeake Energy Corp.	32,969	2,711,700
Chevron Corp.	17,504	2,577,814
DT Midstream, Inc.	29,400	2,312,604
Exxon Mobil Corp.	22,600	2,649,172
Kinder Morgan, Inc.	249,591	5,513,465
Williams Cos., Inc.	84,404	3,853,043
		22,657,274
PHARMACEUTICALS — 2.4%
Bristol-Myers Squibb Co.	114,295	5,913,623
Johnson & Johnson	54,426	8,820,278
Merck & Co., Inc.	45,132	5,125,190
		19,859,091
PROFESSIONAL SERVICES — 4.6%
Automatic Data Processing, Inc.	20,941	5,795,003
Booz Allen Hamilton Holding Corp.	38,813	6,317,204
Broadridge Financial Solutions, Inc.	20,637	4,437,574
CACI International, Inc. Class A (a)	6,750	3,405,780
Jacobs Solutions, Inc.	37,809	4,949,198
Maximus, Inc.	18,424	1,716,380
Paychex, Inc.	39,648	5,320,365

See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Science Applications International Corp.	15,628	$2,176,512
Verisk Analytics, Inc.	17,289	4,632,760
		38,750,776
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CoStar Group, Inc. (a)	40,467	3,052,830
RESIDENTIAL REITs — 6.2%
American Homes 4 Rent Class A REIT	102,595	3,938,622
AvalonBay Communities, Inc. REIT	39,462	8,888,815
Camden Property Trust REIT	31,924	3,943,572
Equity LifeStyle Properties, Inc. REIT	56,664	4,042,410
Equity Residential REIT	116,611	8,682,855
Invitation Homes, Inc. REIT	185,248	6,531,844
Mid-America Apartment Communities, Inc. REIT	36,258	5,761,396
Sun Communities, Inc. REIT	37,337	5,046,096
UDR, Inc. REIT	99,541	4,513,189
		51,348,799
RETAIL REITs — 0.3%
Agree Realty Corp. REIT	30,397	2,289,806
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Texas Instruments, Inc.	23,538	4,862,245
SOFTWARE — 3.5%
Check Point Software Technologies Ltd. (a)	29,314	5,652,032
Dolby Laboratories, Inc. Class A	28,519	2,182,559
Microsoft Corp.	13,389	5,761,287
Oracle Corp.	31,346	5,341,358
Roper Technologies, Inc.	8,752	4,869,963
Tyler Technologies, Inc. (a)	8,950	5,224,294
		29,031,493
SPECIALIZED REITs — 2.9%
American Tower Corp. REIT	32,984	7,670,759
Equinix, Inc. REIT	8,529	7,570,596
Security Description	Shares	Value
Public Storage REIT	25,684	$9,345,637
		24,586,992
SPECIALTY RETAIL — 3.1%
AutoZone, Inc. (a)	1,336	4,208,454
Home Depot, Inc.	10,878	4,407,766
Lowe's Cos., Inc.	12,325	3,338,226
O'Reilly Automotive, Inc. (a)	3,704	4,265,526
TJX Cos., Inc.	46,004	5,407,310
Tractor Supply Co.	15,894	4,624,041
		26,251,323
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Fastenal Co.	60,473	4,318,982
TOTAL COMMON STOCKS (Cost $718,640,130)		832,244,572
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d) (Cost $932,831)	932,831	932,831
TOTAL INVESTMENTS — 99.9% (Cost $719,572,961)		833,177,403
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		989,320
NET ASSETS — 100.0%		$834,166,723
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$832,244,572	$—	$—	$832,244,572
Short-Term Investment	932,831	—	—	932,831
TOTAL INVESTMENTS	$833,177,403	$—	$—	$833,177,403
See accompanying notes to Schedule of Investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,857,526	$1,858,084	$2,540,666	$4,398,750	$12	$(12)	—	$—	$10,277
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	4,581,301	3,648,470	—	—	932,831	932,831	4,483
State Street Navigator Securities Lending Portfolio II	1,657,465	1,657,465	9,755,577	11,413,042	—	—	—	—	566
Total		$3,515,549	$16,877,544	$19,460,262	$12	$(12)		$932,831	$15,326
See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.5%
Mercury Systems, Inc. (a)	3,926	$145,262
Moog, Inc. Class A	972	196,364
National Presto Industries, Inc.	4,695	352,782
Park Aerospace Corp.	17,862	232,742
		927,150
AIR FREIGHT & LOGISTICS — 0.2%
Hub Group, Inc. Class A	4,500	204,525
Radiant Logistics, Inc. (a)	25,507	164,010
		368,535
AUTO COMPONENTS — 0.3%
Dorman Products, Inc. (a)	1,797	203,277
Gentherm, Inc. (a)	1,781	82,905
Standard Motor Products, Inc.	7,485	248,502
		534,684
AUTOMOBILES — 0.0% (b)
NWTN, Inc. Class B (a)	32,904	23,691
BANKS — 48.3%
1st Source Corp.	24,676	1,477,599
ACNB Corp.	11,493	501,899
Arrow Financial Corp.	23,420	671,217
Bank First Corp.	12,595	1,142,367
Bar Harbor Bankshares	20,801	641,503
Bridgewater Bancshares, Inc. (a)	29,544	418,639
Brookline Bancorp, Inc.	121,097	1,221,869
Burke & Herbert Financial Services Corp.	17,497	1,067,142
California BanCorp (a)	16,094	238,030
Camden National Corp.	19,687	813,467
Capital Bancorp, Inc.	12,492	321,169
Capital City Bank Group, Inc.	18,342	647,289
Capitol Federal Financial, Inc.	174,126	1,016,896
Citizens & Northern Corp.	20,619	405,988
City Holding Co.	20,357	2,389,708
CNB Financial Corp.	28,653	689,391
Community Financial System, Inc.	51,877	3,012,497
Community Trust Bancorp, Inc.	24,474	1,215,379
Enterprise Bancorp, Inc.	13,257	423,694
Enterprise Financial Services Corp.	38,873	1,992,630
Esquire Financial Holdings, Inc.	9,671	630,646
Farmers & Merchants Bancorp, Inc.	17,720	489,958
Farmers National Banc Corp.	50,121	757,830
First Bancorp, Inc.	13,286	349,688
First Bancshares, Inc.	39,815	1,279,256
First Busey Corp.	76,698	1,995,682
First Business Financial Services, Inc.	10,907	497,250
First Commonwealth Financial Corp.	116,360	1,995,574
First Community Bankshares, Inc.	22,021	950,206
First Financial Bankshares, Inc.	61,261	2,267,270
First Financial Corp.	15,772	691,602
First Mid Bancshares, Inc.	29,242	1,137,806
First of Long Island Corp.	29,264	376,628
Security Description	Shares	Value
Five Star Bancorp	15,838	$470,864
FS Bancorp, Inc.	9,239	411,043
Fulton Financial Corp.	100,161	1,815,919
German American Bancorp, Inc.	39,472	1,529,540
Glacier Bancorp, Inc.	38,487	1,758,856
Great Southern Bancorp, Inc.	12,439	712,879
Guaranty Bancshares, Inc.	11,427	392,860
HarborOne Bancorp, Inc.	55,492	720,286
Heritage Financial Corp.	48,239	1,050,163
Hingham Institution For Savings	2,188	532,362
Home Bancorp, Inc.	9,844	438,846
Home BancShares, Inc.	64,726	1,753,427
HomeTrust Bancshares, Inc.	20,300	691,824
International Bancshares Corp.	32,445	1,939,887
Kearny Financial Corp.	79,796	548,199
Lakeland Financial Corp.	23,609	1,537,418
Metrocity Bankshares, Inc.	25,250	773,155
Mid Penn Bancorp, Inc.	20,275	604,803
National Bank Holdings Corp. Class A	50,757	2,136,870
NBT Bancorp, Inc.	58,472	2,586,217
Nicolet Bankshares, Inc.	18,384	1,758,062
Northfield Bancorp, Inc.	54,867	636,457
Northwest Bancshares, Inc.	170,042	2,275,162
Old National Bancorp	139,462	2,602,361
Origin Bancorp, Inc.	39,851	1,281,608
Orrstown Financial Services, Inc.	14,055	505,418
Park National Corp.	15,725	2,641,486
Peoples Bancorp, Inc.	47,139	1,418,413
Peoples Financial Services Corp.	9,555	447,938
Primis Financial Corp.	29,079	354,182
QCR Holdings, Inc.	22,873	1,693,288
S&T Bancorp, Inc.	45,790	1,921,806
Sandy Spring Bancorp, Inc.	61,185	1,919,374
Sierra Bancorp	18,633	538,121
Simmons First National Corp. Class A	73,817	1,590,018
SmartFinancial, Inc.	19,858	578,662
South Plains Financial, Inc.	16,471	558,696
Southside Bancshares, Inc.	40,280	1,346,560
Stock Yards Bancorp, Inc.	32,360	2,005,996
Tompkins Financial Corp.	18,277	1,056,228
Towne Bank	65,114	2,152,669
TrustCo Bank Corp.	25,883	855,951
Trustmark Corp.	55,627	1,770,051
Univest Financial Corp.	40,772	1,147,324
WaFd, Inc.	53,672	1,870,469
WesBanco, Inc.	53,303	1,587,363
West BanCorp, Inc.	20,740	394,267
Westamerica BanCorp	35,789	1,768,692
		94,809,809
BIOTECHNOLOGY — 0.6%
ACADIA Pharmaceuticals, Inc. (a)	2,648	40,726
ADMA Biologics, Inc. (a)	12,975	259,370
Agios Pharmaceuticals, Inc. (a)	2,277	101,167
Alkermes PLC (a)	3,720	104,123

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Anika Therapeutics, Inc. (a)	3,479	$85,931
Immatics NV (a)	5,819	66,395
Insmed, Inc. (a)	2,425	177,025
Ironwood Pharmaceuticals, Inc. (a)	13,001	53,564
PTC Therapeutics, Inc. (a)	2,201	81,657
Ultragenyx Pharmaceutical, Inc. (a)	1,319	73,271
Xencor, Inc. (a)	4,219	84,844
		1,128,073
BUILDING PRODUCTS — 0.4%
Apogee Enterprises, Inc.	2,181	152,703
AZZ, Inc.	1,899	156,876
CSW Industrials, Inc.	988	361,993
Janus International Group, Inc. (a) (c)	8,968	90,667
		762,239
CAPITAL MARKETS — 5.7%
Diamond Hill Investment Group, Inc.	3,849	622,037
GCM Grosvenor, Inc. Class A (c)	186,898	2,115,685
Patria Investments Ltd. Class A	106,695	1,191,783
PJT Partners, Inc. Class A	25,569	3,409,371
Trinity Capital, Inc. (c)	61,170	830,077
Virtu Financial, Inc. Class A	91,790	2,795,923
WisdomTree, Inc.	29,275	292,457
		11,257,333
CHEMICALS — 0.9%
Ashland, Inc.	2,373	206,380
Ecovyst, Inc. (a) (c)	14,845	101,688
Hawkins, Inc.	2,008	255,960
HB Fuller Co.	1,593	126,452
Huntsman Corp.	5,465	132,253
Innospec, Inc.	1,417	160,248
Minerals Technologies, Inc.	2,108	162,801
Sensient Technologies Corp.	4,289	344,064
Stepan Co.	3,157	243,878
		1,733,724
COMMERCIAL SERVICES & SUPPLIES — 1.0%
ABM Industries, Inc.	3,027	159,705
Brady Corp. Class A	3,972	304,374
Ennis, Inc.	24,683	600,291
HNI Corp.	4,306	231,835
Matthews International Corp. Class A	4,452	103,286
Stericycle, Inc. (a)	3,153	192,333
UniFirst Corp.	1,400	278,110
		1,869,934
COMMUNICATIONS EQUIPMENT — 0.2%
Ituran Location & Control Ltd.	4,651	123,437
NetScout Systems, Inc. (a)	9,656	210,018
Viavi Solutions, Inc. (a)	14,041	126,650
		460,105
CONSTRUCTION & ENGINEERING — 0.9%
Arcosa, Inc.	2,624	248,650
Security Description	Shares	Value
Argan, Inc.	5,386	$546,302
Construction Partners, Inc. Class A (a)	3,253	227,059
Great Lakes Dredge & Dock Corp. (a)	15,306	161,172
MYR Group, Inc. (a)	860	87,918
Primoris Services Corp.	2,844	165,180
Valmont Industries, Inc.	808	234,280
		1,670,561
CONSUMER FINANCE — 1.8%
Nelnet, Inc. Class A	30,340	3,436,915
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
PriceSmart, Inc.	1,865	171,170
Village Super Market, Inc. Class A	10,948	348,037
		519,207
CONTAINERS & PACKAGING — 0.5%
Greif, Inc. Class A	3,750	234,975
Silgan Holdings, Inc.	7,878	413,595
TriMas Corp.	11,177	285,349
		933,919
DISTRIBUTORS — 0.1%
Weyco Group, Inc.	4,305	146,542
DIVERSIFIED CONSUMER SERVICES — 0.6%
Carriage Services, Inc.	3,559	116,842
Frontdoor, Inc. (a)	4,380	210,196
Graham Holdings Co. Class B	251	206,252
Grand Canyon Education, Inc. (a)	1,091	154,758
Laureate Education, Inc.	8,747	145,288
Perdoceo Education Corp.	6,311	140,356
Strategic Education, Inc.	1,194	110,505
		1,084,197
DIVERSIFIED REITs — 0.5%
Armada Hoffler Properties, Inc. REIT	15,475	167,594
Broadstone Net Lease, Inc. REIT	15,436	292,512
CTO Realty Growth, Inc. REIT (c)	16,226	308,619
Gladstone Commercial Corp. REIT	15,911	258,395
		1,027,120
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a)	2,843	107,067
ATN International, Inc.	5,488	177,482
Cogent Communications Holdings, Inc. (c)	2,540	192,837
Iridium Communications, Inc.	3,736	113,761
Liberty Latin America Ltd. Class C (a) (c)	17,430	165,411
Shenandoah Telecommunications Co.	6,096	86,015
		842,573
ELECTRIC UTILITIES — 0.7%
IDACORP, Inc.	4,713	485,863
MGE Energy, Inc.	4,659	426,066

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
TXNM Energy, Inc.	10,900	$477,093
		1,389,022
ELECTRICAL EQUIPMENT — 0.1%
EnerSys	1,504	153,483
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Advanced Energy Industries, Inc.	972	102,293
Avnet, Inc.	3,125	169,719
Badger Meter, Inc.	1,283	280,220
Benchmark Electronics, Inc.	4,997	221,467
Crane NXT Co. (c)	2,354	132,059
CTS Corp.	2,903	140,447
ePlus, Inc. (a)	1,571	154,492
IPG Photonics Corp. (a)	1,106	82,198
Knowles Corp. (a)	7,871	141,914
Methode Electronics, Inc.	10,910	130,484
OSI Systems, Inc. (a)	1,522	231,085
Plexus Corp. (a)	1,966	268,772
Sanmina Corp. (a)	1,984	135,805
ScanSource, Inc. (a)	2,334	112,102
TTM Technologies, Inc. (a)	7,202	131,437
Vishay Intertechnology, Inc.	6,208	117,393
Vishay Precision Group, Inc. (a)	4,398	113,908
		2,665,795
ENERGY EQUIPMENT & SERVICES — 0.3%
Archrock, Inc.	9,988	202,157
Innovex International, Inc. (a)	8,691	127,584
Ranger Energy Services, Inc.	14,657	174,565
Valaris Ltd. (a)	2,834	157,995
		662,301
ENTERTAINMENT — 0.1%
Madison Square Garden Sports Corp. (a)	946	197,014
FINANCIAL SERVICES — 4.8%
Alerus Financial Corp.	26,074	596,573
Banco Latinoamericano de Comercio Exterior SA	51,628	1,677,394
Cannae Holdings, Inc.	7,046	134,297
Cass Information Systems, Inc.	4,621	191,679
EVERTEC, Inc.	39,967	1,354,481
Federal Agricultural Mortgage Corp. Class C	8,554	1,603,105
Radian Group, Inc.	51,358	1,781,609
Waterstone Financial, Inc.	23,264	341,981
Western Union Co.	143,297	1,709,533
		9,390,652
FOOD PRODUCTS — 0.8%
Cal-Maine Foods, Inc.	3,661	273,989
Flowers Foods, Inc.	25,779	594,722
J&J Snack Foods Corp.	1,822	313,603
John B Sanfilippo & Son, Inc.	2,368	223,326
Nomad Foods Ltd.	11,073	211,051
		1,616,691
Security Description	Shares	Value
GAS UTILITIES — 1.1%
Chesapeake Utilities Corp.	3,459	$429,504
National Fuel Gas Co.	16,774	1,016,672
Northwest Natural Holding Co.	9,730	397,178
Spire, Inc.	6,161	414,574
		2,257,928
GROUND TRANSPORTATION — 0.5%
Heartland Express, Inc.	24,309	298,514
Marten Transport Ltd.	13,023	230,507
Schneider National, Inc. Class B (c)	8,887	253,635
Werner Enterprises, Inc.	7,274	280,704
		1,063,360
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Artivion, Inc. (a)	3,466	92,265
AtriCure, Inc. (a)	2,370	66,455
Avanos Medical, Inc. (a)	5,779	138,869
CONMED Corp.	1,255	90,260
Envista Holdings Corp. (a)	5,311	104,945
Glaukos Corp. (a)	755	98,361
Haemonetics Corp. (a)	1,360	109,317
ICU Medical, Inc. (a)	1,175	214,108
Inari Medical, Inc. (a)	1,883	77,655
Integer Holdings Corp. (a)	1,144	148,720
Integra LifeSciences Holdings Corp. (a)	4,064	73,843
iRadimed Corp.	2,150	108,123
LeMaitre Vascular, Inc.	2,222	206,402
LivaNova PLC (a)	1,934	101,612
Merit Medical Systems, Inc. (a)	1,263	124,822
Neogen Corp. (a) (c)	5,286	88,858
Omnicell, Inc. (a)	3,727	162,497
Orthofix Medical, Inc. (a)	6,795	106,138
OrthoPediatrics Corp. (a)	3,252	88,162
Surmodics, Inc. (a)	2,361	91,560
UFP Technologies, Inc. (a)	771	244,176
Utah Medical Products, Inc.	3,904	261,217
Varex Imaging Corp. (a)	5,351	63,784
		2,862,149
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Addus HomeCare Corp. (a)	1,606	213,646
Amedisys, Inc. (a)	1,094	105,582
AMN Healthcare Services, Inc. (a) (c)	2,139	90,672
National HealthCare Corp.	3,519	442,585
National Research Corp.	3,492	79,827
Patterson Cos., Inc.	4,684	102,298
Premier, Inc. Class A (c)	10,563	211,260
RadNet, Inc. (a)	1,510	104,779
Select Medical Holdings Corp.	3,232	112,700
U.S. Physical Therapy, Inc.	909	76,929
		1,540,278
HEALTH CARE REITs — 0.7%
CareTrust REIT, Inc.	8,073	249,133

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Community Healthcare Trust, Inc. REIT	10,079	$182,934
Global Medical REIT, Inc.	19,303	191,293
LTC Properties, Inc. REIT	7,311	268,241
National Health Investors, Inc. REIT (c)	3,242	272,522
Universal Health Realty Income Trust REIT	5,587	255,605
		1,419,728
HEALTH CARE TECHNOLOGY — 0.1%
HealthStream, Inc.	9,173	264,549
HOTEL & RESORT REITs — 0.1%
Apple Hospitality REIT, Inc.	10,406	154,529
HOTELS, RESTAURANTS & LEISURE — 0.3%
Arcos Dorados Holdings, Inc. Class A	8,456	73,736
Bowlero Corp. Class A (c)	7,513	88,203
Cracker Barrel Old Country Store, Inc.	1,408	63,853
Global Business Travel Group I (a) (c)	19,252	148,048
Papa John's International, Inc. (c)	1,822	98,151
Wendy's Co.	10,975	192,282
		664,273
HOUSEHOLD DURABLES — 0.3%
Cavco Industries, Inc. (a)	285	122,048
Ethan Allen Interiors, Inc.	3,540	112,891
Helen of Troy Ltd. (a)	1,013	62,654
La-Z-Boy, Inc.	3,859	165,667
Leggett & Platt, Inc.	6,104	83,136
Tri Pointe Homes, Inc. (a)	2,763	125,192
		671,588
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a) (c)	3,396	123,852
Spectrum Brands Holdings, Inc.	1,137	108,174
WD-40 Co.	751	193,668
		425,694
INDUSTRIAL REITs — 0.1%
LXP Industrial Trust REIT	28,600	287,430
INSURANCE — 7.6%
AMERISAFE, Inc.	26,556	1,283,451
CNO Financial Group, Inc.	62,325	2,187,608
Employers Holdings, Inc.	34,918	1,675,016
Enstar Group Ltd. (a)	7,439	2,392,308
Greenlight Capital Re Ltd. Class A (a) (c)	36,451	497,556
Hanover Insurance Group, Inc.	21,573	3,195,177
Horace Mann Educators Corp.	57,028	1,993,129
Safety Insurance Group, Inc.	19,928	1,629,712
		14,853,957
INTERACTIVE MEDIA & SERVICES — 0.1%
Ziff Davis, Inc. (a)	2,056	100,045
Security Description	Shares	Value
ZipRecruiter, Inc. Class A (a)	7,518	$71,421
		171,466
IT SERVICES — 0.2%
Hackett Group, Inc.	8,093	212,603
Squarespace, Inc. Class A (a)	3,330	154,612
		367,215
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Johnson Outdoors, Inc. Class A (c)	3,041	110,084
Sturm Ruger & Co., Inc.	3,460	144,213
		254,297
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Azenta, Inc. (a)	946	45,824
Mesa Laboratories, Inc.	1,021	132,587
		178,411
MACHINERY — 1.8%
Alamo Group, Inc.	950	171,123
Albany International Corp. Class A	1,362	121,014
Columbus McKinnon Corp.	3,289	118,404
Douglas Dynamics, Inc.	6,238	172,044
Enerpac Tool Group Corp.	3,626	151,893
ESCO Technologies, Inc.	1,792	231,132
Federal Signal Corp.	2,500	233,650
Franklin Electric Co., Inc.	2,728	285,949
Gencor Industries, Inc. (a)	12,860	268,259
Gorman-Rupp Co.	5,826	226,923
Hillenbrand, Inc.	2,382	66,220
John Bean Technologies Corp.	1,288	126,881
Kadant, Inc. (c)	487	164,606
L.B. Foster Co. Class A (a) (c)	5,362	109,546
Lindsay Corp.	1,695	211,265
Miller Industries, Inc.	3,453	210,633
Mueller Water Products, Inc. Class A	10,745	233,166
Standex International Corp.	915	167,244
Tennant Co.	1,726	165,765
		3,435,717
MEDIA — 0.4%
Cable One, Inc. (c)	328	114,731
EchoStar Corp. Class A (a) (c)	6,351	157,632
John Wiley & Sons, Inc. Class A	3,986	192,324
Scholastic Corp.	2,808	89,884
TechTarget, Inc. (a)	3,205	78,362
TEGNA, Inc. (c)	14,811	233,718
		866,651
METALS & MINING — 0.3%
Arch Resources, Inc.	795	109,837
Materion Corp.	820	91,725
SunCoke Energy, Inc.	18,194	157,924
Warrior Met Coal, Inc.	3,518	224,801
		584,287

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.3%
AFC Gamma, Inc. REIT	22,048	$225,110
KKR Real Estate Finance Trust, Inc. REIT	20,117	248,445
Sunrise Realty Trust, Inc. REIT (c)	7,176	103,263
		576,818
MULTI-UTILITIES — 0.5%
Black Hills Corp.	7,100	433,952
Northwestern Energy Group, Inc.	8,625	493,523
		927,475
OFFICE REITs — 1.5%
Cousins Properties, Inc. REIT	7,216	212,728
Douglas Emmett, Inc. REIT	11,744	206,342
Easterly Government Properties, Inc. REIT	25,898	351,695
Equity Commonwealth REIT (a)	69,270	1,378,473
Highwoods Properties, Inc. REIT	6,968	233,498
JBG SMITH Properties REIT	10,549	184,396
Postal Realty Trust, Inc. Class A REIT	23,315	341,331
		2,908,463
OIL, GAS & CONSUMABLE FUELS — 1.6%
California Resources Corp.	3,221	169,006
Delek U.S. Holdings, Inc.	5,693	106,744
Geopark Ltd. (c)	15,207	119,679
Gulfport Energy Corp. (a)	2,016	305,121
Permian Basin Royalty Trust (c)	14,348	170,598
Sabine Royalty Trust (c)	6,505	401,814
Sable Offshore Corp. (a)	70,351	1,662,394
SFL Corp. Ltd.	11,956	138,331
Sitio Royalties Corp. Class A	5,533	115,308
		3,188,995
PERSONAL CARE PRODUCTS — 0.1%
Herbalife Ltd. (a) (c)	8,551	61,482
Nature's Sunshine Products, Inc. (a)	6,699	91,240
USANA Health Sciences, Inc. (a)	2,221	84,220
		236,942
PHARMACEUTICALS — 0.8%
Amphastar Pharmaceuticals, Inc. (a)	2,016	97,836
ANI Pharmaceuticals, Inc. (a)	1,306	77,916
Corcept Therapeutics, Inc. (a)	3,111	143,977
Harmony Biosciences Holdings, Inc. (a)	2,334	93,360
Innoviva, Inc. (a)	10,539	203,508
Oculis Holding AG (a) (c)	9,098	111,587
Organon & Co.	4,189	80,136
Pacira BioSciences, Inc. (a)	4,107	61,810
Perrigo Co. PLC	4,964	130,206
Phibro Animal Health Corp. Class A	8,617	194,055
Prestige Consumer Healthcare, Inc. (a)	3,845	277,224
Supernus Pharmaceuticals, Inc. (a)	4,216	131,455
Security Description	Shares	Value
Theravance Biopharma, Inc. (a)	7,417	$59,781
		1,662,851
PROFESSIONAL SERVICES — 1.3%
ASGN, Inc. (a)	1,049	97,798
Barrett Business Services, Inc.	4,276	160,393
CBIZ, Inc. (a)	3,269	219,971
Concentrix Corp. (c)	1,802	92,352
CSG Systems International, Inc.	4,768	231,963
Dun & Bradstreet Holdings, Inc.	15,389	177,127
Exponent, Inc.	2,585	297,999
Forrester Research, Inc. (a)	7,549	135,957
Heidrick & Struggles International, Inc.	4,653	180,816
Huron Consulting Group, Inc. (a)	1,381	150,115
IBEX Holdings Ltd. (a)	6,518	130,230
ICF International, Inc.	1,807	301,389
Kforce, Inc.	2,524	155,100
Resources Connection, Inc.	20,118	195,145
		2,526,355
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Kennedy-Wilson Holdings, Inc.	19,809	218,889
Tejon Ranch Co. (a) (c)	19,092	335,065
		553,954
RESIDENTIAL REITs — 0.4%
Centerspace REIT	3,817	268,984
Elme Communities REIT	16,623	292,399
Independence Realty Trust, Inc. REIT	10,321	211,580
		772,963
RETAIL REITs — 0.6%
Getty Realty Corp. REIT	11,308	359,708
NETSTREIT Corp. (c)	15,434	255,124
Phillips Edison & Co., Inc. REIT	11,331	427,292
Saul Centers, Inc. REIT	4,892	205,268
		1,247,392
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.3%
CEVA, Inc. (a)	4,247	102,565
FormFactor, Inc. (a)	2,056	94,576
NVE Corp.	1,399	111,738
Power Integrations, Inc.	1,571	100,733
Tower Semiconductor Ltd. (a)	3,432	151,900
Veeco Instruments, Inc. (a)	2,647	87,695
		649,207
SOFTWARE — 1.2%
A10 Networks, Inc.	7,755	111,982
ACI Worldwide, Inc. (a)	3,903	198,663
Alarm.com Holdings, Inc. (a)	1,282	70,087
American Software, Inc. Class A	11,936	133,564
Blackbaud, Inc. (a)	2,126	180,030
BlackLine, Inc. (a)	1,812	99,914
Box, Inc. Class A (a)	4,203	137,564

See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
CommVault Systems, Inc. (a)	1,749	$269,084
Envestnet, Inc. (a)	2,054	128,622
Magic Software Enterprises Ltd. (c)	13,459	159,085
nCino, Inc. (a) (c)	5,120	161,741
Progress Software Corp.	3,655	246,237
Radware Ltd. (a)	8,154	181,671
Sapiens International Corp. NV	3,983	148,446
Verint Systems, Inc. (a)	3,297	83,513
Workiva, Inc. (a)	1,228	97,159
		2,407,362
SPECIALIZED REITs — 0.3%
Farmland Partners, Inc. REIT (c)	14,644	153,030
Four Corners Property Trust, Inc. REIT	9,088	266,369
PotlatchDeltic Corp. REIT	4,002	180,290
		599,689
SPECIALTY RETAIL — 0.4%
Advance Auto Parts, Inc. (c)	1,291	50,336
Arko Corp.	42,246	296,567
Group 1 Automotive, Inc.	343	131,383
Monro, Inc.	4,222	121,847
Winmark Corp.	470	179,977
		780,110
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
CompoSecure, Inc. Class A (c)	23,837	334,195
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Carter's, Inc.	1,964	127,621
Columbia Sportswear Co. (c)	3,003	249,820
Oxford Industries, Inc. (c)	902	78,257
Steven Madden Ltd.	3,024	148,146
		603,844
TRADING COMPANIES & DISTRIBUTORS — 1.3%
GATX Corp.	1,785	236,423
McGrath RentCorp	18,308	1,927,466
Rush Enterprises, Inc. Class A	3,697	195,313
Transcat, Inc. (a)	1,452	175,358
		2,534,560
Security Description	Shares	Value
WATER UTILITIES — 0.2%
Artesian Resources Corp. Class A	11,938	$443,855
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	8,835	133,055
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Oklo, Inc. (a) (c)	57,108	462,004
TOTAL COMMON STOCKS (Cost $182,975,372)		195,484,865
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	496,518	496,518
State Street Navigator Securities Lending Portfolio II (f) (g)	3,259,915	3,259,915
TOTAL SHORT-TERM INVESTMENTS (Cost $3,756,433)		3,756,433
TOTAL INVESTMENTS — 101.5% (Cost $186,731,805)		199,241,298
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(3,012,920)
NET ASSETS — 100.0%		$196,228,378
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2024.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$195,484,865	$—	$—	$195,484,865
Short-Term Investments	3,756,433	—	—	3,756,433
TOTAL INVESTMENTS	$199,241,298	$—	$—	$199,241,298
See accompanying notes to Schedule of Investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$1,885,009	$1,388,491	$—	$—	496,518	$496,518	$1,754
State Street Navigator Securities Lending Portfolio II	1,985,283	1,985,283	18,960,216	17,685,584	—	—	3,259,915	3,259,915	35,297
Total		$1,985,283	$20,845,225	$19,074,075	$—	$—		$3,756,433	$37,051
See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.2%
AUTO MANUFACTURERS — 2.8%
Ford Motor Co.:
6.20%, 6/1/2059 (a)	$383,173	$9,364,748
6.00%, 12/1/2059 (a)	408,628	9,905,143
6.50%, 8/15/2062	307,115	7,834,504
		27,104,395
BANKS — 36.8%
Associated Banc-Corp. 5 yr. CMT + 2.81% 6.63%, 3/1/2033 (b)	150,826	3,731,435
Bank of America Corp.:
Series 5, 3 mo. USD Term SOFR + 0.76%, 5.89%, 10/30/2024 (b)	77,961	1,897,571
Series 02, 3 mo. USD Term SOFR + 0.91%, 5.97%, 10/30/2024 (a) (b)	55,764	1,260,266
Series E, 3 mo. USD Term SOFR + 0.61%, 5.73%, 11/15/2024 (a) (b)	57,427	1,398,347
Series GG, 6.00%, 10/30/2024 (a)	251,791	6,337,580
Series HH, 5.88%, 10/30/2024	158,770	4,005,767
Series K, 6.45%, 12/15/2086 (a)	195,723	4,998,765
Series KK, 5.38%, 10/30/2024	257,559	6,317,922
Series LL, 5.00%, 10/30/2024 (a)	242,524	5,677,487
Series NN, 4.38%, 11/3/2025	200,472	4,217,931
Series PP, 4.13%, 2/2/2026 (a)	170,205	3,417,716
Series QQ, 4.25%, 11/17/2026 (a)	241,757	4,943,931
Series SS, 4.75%, 2/17/2027 (a)	128,057	2,920,980
Citigroup Capital XIII 3 mo. USD Term SOFR + 6.63% 11.89%, 10/30/2040 (b)	1,144,155	34,175,910
Citizens Financial Group, Inc.:
Series E, 5.00%, 1/6/2025 (a)	230,644	5,244,845
Series H, 7.38%, 7/6/2029 (a)	204,977	5,538,479
Fifth Third Bancorp:
Series I, 3 mo. USD Term SOFR + 3.97%, 9.30%, 10/30/2024 (a) (b)	227,674	5,780,643
Series K, 4.95%, 12/31/2024	125,689	2,908,443
Huntington Bancshares, Inc.:
Series H, 4.50%, 4/15/2026	256,276	5,238,281
Series J, 5 yr. CMT + 2.70%, 6.88%, 4/15/2028 (a) (b)	166,842	4,302,855
JPMorgan Chase & Co.:
Series DD, 5.75%, 12/1/2024	347,843	8,793,471
Security Description	Shares	Value
Series EE, 6.00%, 12/1/2024 (a)	$380,847	$9,696,365
Series GG, 4.75%, 12/1/2024	186,550	4,415,639
Series JJ, 4.55%, 6/1/2026 (a)	307,599	6,942,509
Series LL, 4.63%, 6/1/2026 (a)	379,372	8,687,619
Series MM, 4.20%, 9/1/2026 (a)	410,132	8,674,292
M&T Bank Corp.:
Series H, 3 mo. USD Term SOFR + 4.02%, 5.63%, 12/15/2026 (b)	125,689	3,135,941
Series J, 7.50%, 6/15/2029	383,031	10,728,698
Morgan Stanley:
Series A, 3 mo. USD Term SOFR + 0.96%, 6.26%, 10/30/2024 (a) (b)	246,259	5,622,093
Series F, 6.88%, 1/15/2025 (b)	190,284	4,825,602
Series I, 6.38%, 1/15/2025 (a) (b)	223,868	5,666,099
Series E, 7.13%, 1/15/2025 (a) (b)	193,089	4,885,152
Series K, 5.85%, 4/15/2027 (a) (b)	223,868	5,576,552
Series L, 4.88%, 1/15/2025 (a)	111,934	2,674,103
Series O, 4.25%, 1/15/2027 (a)	291,033	6,024,383
Series P, 6.50%, 10/15/2027 (a)	223,868	5,952,650
Series Q, 6.63%, 10/15/2029 (a)	223,868	6,008,617
Northern Trust Corp. Series E, 4.70%, 1/1/2025	205,212	4,709,615
Regions Financial Corp.:
Series C, 3 mo. USD Term SOFR + 3.41%, 5.70%, 5/15/2029 (b)	252,940	6,174,265
Series E, 4.45%, 6/15/2026 (a)	201,094	3,838,885
6.95%, 9/15/2029 (a)	252,905	6,648,872
State Street Corp. Series G, 5.35%, 3/15/2026 (a) (b) (c)	252,931	6,239,808
Truist Financial Corp.:
Series O, 5.25%, 6/1/2025 (a)	294,430	7,019,211
Series R, 4.75%, 9/1/2025 (a)	472,404	10,218,099
U.S. Bancorp:
Series B, 3 mo. USD Term SOFR + 0.86%, 6.16%, 10/30/2024 (a) (b)	510,591	10,982,812
Series K, 5.50%, 10/30/2024 (a)	294,386	7,250,727
Series L, 3.75%, 1/15/2026 (a)	256,491	4,668,136

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Series M, 4.00%, 4/15/2026 (a)	$383,913	$7,582,282
Series O, 4.50%, 4/15/2027 (a)	230,660	5,088,360
Wells Fargo & Co.:
Series A, 5.63%, 12/15/2024 (a)	244,598	6,107,612
Series Z, 4.75%, 3/15/2025	710,678	15,414,606
Series AA, 4.70%, 12/15/2025	413,889	8,952,419
Series CC, 4.38%, 3/15/2026	371,698	7,716,451
Series DD, Class A, 4.25%, 9/15/2026	442,189	8,963,171
		350,200,270
DIVERSIFIED FINANCIAL SERVICES — 10.6%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059	150,821	3,769,017
4.75%, 9/30/2060	138,251	2,763,638
6.75%, 3/30/2064	227,681	5,908,322
Apollo Global Management, Inc. 5 yr. CMT + 3.23% 7.63%, 9/15/2053 (a) (b)	306,696	8,351,332
Brookfield Finance, Inc. Series 50, 4.63%, 10/16/2080	205,466	4,018,915
Capital One Financial Corp.:
Series I, 5.00%, 12/1/2024 (a)	765,027	16,409,829
Series J, 4.80%, 6/1/2025 (a)	637,905	12,904,818
Series L, 4.38%, 9/1/2026 (a)	345,670	6,830,439
Series N, 4.25%, 9/1/2026 (a)	218,198	4,239,587
Carlyle Finance LLC 4.63%, 5/15/2061	256,335	5,008,786
Charles Schwab Corp.:
Series D, 5.95%, 12/1/2024 (a)	383,143	9,636,047
Series J, 4.45%, 6/1/2026 (a)	307,271	6,861,361
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061	256,255	5,225,039
TPG Operating Group II LP 6.95%, 3/15/2064	204,997	5,391,421
Voya Financial, Inc. Series B, 5 yr. CMT + 3.21% 5.35%, 9/15/2029 (a) (b)	150,826	3,800,815
		101,119,366
ELECTRIC — 14.7%
BIP Bermuda Holdings I Ltd. 5.13%, 1/21/2027 (a)	150,826	2,957,698
Brookfield BRP Holdings Canada, Inc.:
4.63%, 4/30/2026	175,957	3,061,652
4.88%, 12/9/2026 (a)	130,708	2,403,720
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	125,689	2,419,513
CMS Energy Corp.:
5.88%, 10/15/2078	140,764	3,479,686
5.88%, 3/1/2079	322,438	7,990,014
Security Description	Shares	Value
DTE Energy Co.:
Series E, 5.25%, 12/1/2077	$205,088	$5,047,216
4.38%, 12/1/2081	140,764	2,982,789
Duke Energy Corp.:
5.63%, 9/15/2078 (a)	252,923	6,285,137
Series A, 5.75%, 10/30/2024	510,361	12,764,129
Entergy Arkansas LLC 4.88%, 9/1/2066 (a)	210,286	4,817,652
Entergy Louisiana LLC 4.88%, 9/1/2066 (a)	135,743	3,096,298
Entergy Mississippi LLC 4.90%, 10/1/2066 (a)	130,708	2,976,221
Georgia Power Co. Series 2017, 5.00%, 10/1/2077	135,743	3,305,342
National Rural Utilities Cooperative Finance Corp. Series US, 5.50%, 5/15/2064 (a)	125,689	3,124,628
NextEra Energy Capital Holdings, Inc. Series N, 5.65%, 3/1/2079	351,361	8,717,266
SCE Trust III Series H, 3 mo. USD Term SOFR + 3.25% 7.84%, 10/30/2024 (b)	138,251	3,453,510
SCE Trust IV Series J, 3 mo. USD Term SOFR + 3.39% 5.38%, 9/15/2025 (a) (b)	163,391	3,965,500
SCE Trust V Series K, 3 mo. USD Term SOFR + 4.05% 5.45%, 3/15/2026 (b)	150,826	3,713,336
SCE Trust VI 5.00%, 10/30/2024	243,557	4,973,434
SCE Trust VII Series M, 7.50%, 11/22/2028	281,561	7,537,388
SCE Trust VIII Series N, 6.95%, 5/13/2029	179,532	4,793,504
Sempra 5.75%, 7/1/2079	386,993	9,578,077
Southern Co.:
5.25%, 12/1/2077	230,516	5,760,595
Series 2020, 4.95%, 1/30/2080	510,430	12,117,608
Series C, 4.20%, 10/15/2060 (a)	383,356	8,468,334
		139,790,247
GAS — 0.3%
Spire, Inc. Series A, 5.90%, 10/30/2024	125,689	3,108,289
INSURANCE — 25.9%
AEGON Funding Co. LLC 5.10%, 12/15/2049	472,380	10,510,455

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Allstate Corp.:
3 mo. USD Term SOFR + 3.43%, 8.73%, 1/15/2053 (a) (b)	$252,889	$6,590,287
Series H, 5.10%, 1/15/2025	586,717	14,427,371
Series I, 4.75%, 1/15/2025	150,826	3,580,609
Series J, 7.38%, 7/15/2028	306,671	8,494,787
Arch Capital Group Ltd.:
Series F, 5.45%, 10/30/2024	169,510	3,952,973
Series G, 4.55%, 6/11/2026	256,276	5,238,281
Assurant, Inc. 5.25%, 1/15/2061	125,689	2,824,232
Athene Holding Ltd.:
Series B, 5.63%, 10/15/2024	177,202	3,987,045
Series C, 5 yr. CMT + 5.97%, 6.38%, 6/30/2025 (a) (b)	307,139	7,660,047
Series D, 4.88%, 12/30/2025	294,545	5,714,173
Series E, 5 yr. CMT + 3.96%, 7.75%, 12/30/2027 (b)	252,892	6,714,283
Series A, 3 mo. USD Term SOFR + 4.25%, 6.35%, 6/30/2029 (b)	440,408	10,939,735
5 yr. CMT + 2.99%, 7.25%, 3/30/2064 (b)	294,357	7,553,201
Axis Capital Holdings Ltd. Series E, 5.50%, 10/30/2024	278,219	6,346,175
Brighthouse Financial, Inc.:
6.25%, 9/15/2058	192,350	4,876,072
Series A, 6.60%, 10/30/2024 (a)	217,786	5,509,986
Series B, 6.75%, 6/25/2025	206,300	5,167,815
Series C, 5.38%, 12/25/2025 (a)	290,938	6,068,967
Series D, 4.63%, 12/25/2026 (a)	175,957	3,244,647
Enstar Group Ltd. Series D, 3 mo. USD Term SOFR + 4.02% 7.00%, 9/1/2028 (b)	201,094	3,925,355
Equitable Holdings, Inc.:
Series A, 5.25%, 12/15/2024	408,700	9,469,579
Series C, 4.30%, 3/15/2026	150,826	3,043,669
F&G Annuities & Life, Inc. 7.95%, 12/15/2053	176,967	4,811,733
Globe Life, Inc. 4.25%, 6/15/2061	163,391	2,975,350
Hartford Financial Services Group, Inc. Series G, 6.00%, 10/30/2024	177,088	4,434,283
Lincoln National Corp. Series D, 9.00%, 12/1/2027	256,005	7,237,261
MetLife, Inc.:
Series A, 3 mo. USD Term SOFR + 1.26%, 6.21%, 10/30/2024 (b)	307,157	7,463,915
Series E, 5.63%, 10/30/2024	411,155	10,171,975
Series F, 4.75%, 3/15/2025 (a)	510,510	11,583,472
Security Description	Shares	Value
Prudential Financial, Inc.:
5.63%, 8/15/2058 (a)	$289,284	$7,217,636
4.13%, 9/1/2060 (a)	256,219	5,408,783
5.95%, 9/1/2062	154,091	4,029,480
Reinsurance Group of America, Inc.:
3 mo. USD Term SOFR + 4.04%, 5.75%, 6/15/2056 (a) (b)	205,052	5,155,007
5 yr. CMT + 3.46%, 7.13%, 10/15/2052 (a) (b)	357,625	9,480,639
RenaissanceRe Holdings Ltd.:
Series F, 5.75%, 10/30/2024	125,689	3,113,317
Series G, 4.20%, 7/15/2026	256,449	4,754,564
Unum Group 6.25%, 6/15/2058 (a)	150,826	3,808,356
W.R. Berkley Corp.:
5.10%, 12/30/2059	150,826	3,544,411
4.25%, 9/30/2060 (a)	125,689	2,611,817
4.13%, 3/30/2061	150,826	3,108,524
		246,750,267
REAL ESTATE INVESTMENT TRUSTS — 4.9%
Digital Realty Trust, Inc. Series L, 5.20%, 10/30/2024 (a)	177,130	4,208,609
Kimco Realty Corp. Class M, , 5.25%, 10/30/2024	131,529	3,265,865
Public Storage:
Series F, 5.15%, 10/30/2024	140,764	3,514,877
Series G, 5.05%, 10/30/2024	150,826	3,740,485
Series H, 5.60%, 10/30/2024	143,279	3,567,647
Series I, 4.88%, 10/30/2024 (a)	158,989	3,698,084
Series J, 4.70%, 11/15/2024	130,083	2,922,965
Series L, 4.63%, 6/17/2025	285,803	6,264,802
Series N, 3.88%, 10/6/2025	142,020	2,642,992
Series P, 4.00%, 6/16/2026 (a)	305,464	5,861,854
Series R, 4.00%, 11/19/2026	223,260	4,360,268
Series S, 4.10%, 1/13/2027	125,689	2,503,725
		46,552,173
SOVEREIGN — 0.3%
Tennessee Valley Authority Series D, 30 yr. CMT + 0.94% 2.13%, 6/1/2028 (b)	128,939	2,955,282
TELECOMMUNICATIONS — 2.9%
AT&T, Inc.:
5.35%, 11/1/2066	674,507	16,572,637
5.63%, 8/1/2067 (a)	421,309	10,536,938
		27,109,575
TOTAL PREFERRED STOCKS (Cost $1,012,612,209)		944,689,864

See accompanying notes to Schedule of Investments.

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	11,464,111	$11,464,111
State Street Navigator Securities Lending Portfolio II (c) (f)	39,315,231	39,315,231
TOTAL SHORT-TERM INVESTMENTS (Cost $50,779,341)		50,779,342
TOTAL INVESTMENTS — 104.5% (Cost $1,063,391,550)		995,469,206
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(43,107,302)
NET ASSETS — 100.0%		$952,361,904

(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$944,689,864	$—	$—	$944,689,864
Short-Term Investments	50,779,342	—	—	50,779,342
TOTAL INVESTMENTS	$995,469,206	$—	$—	$995,469,206

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Corp.	226,494	$5,444,916	$836,160	$181,738	$(21,372)	$161,842	252,931	$6,239,808	$81,678
State Street Institutional Liquid Reserves Fund, Premier Class	3,525,669	3,526,727	15,969,189	19,495,916	62	(62)	—	—	41,337
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	14,783,758	3,319,647	—	—	11,464,111	11,464,111	21,673
State Street Navigator Securities Lending Portfolio II	41,876,737	41,876,737	55,952,981	58,514,487	—	—	39,315,231	39,315,231	236,830
Total		$50,848,380	$87,542,088	$81,511,788	$(21,310)	$161,780		$57,019,150	$381,518
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	$23,009,567	$23,205,958
2.00%, 1/15/2026	34,897,352	34,842,144
2.38%, 1/15/2027	23,926,928	24,328,358
2.50%, 1/15/2029	25,081,484	26,174,880
3.38%, 4/15/2032	12,587,346	14,233,043
3.63%, 4/15/2028	33,696,937	36,126,802
3.88%, 4/15/2029	38,014,228	41,978,251
U.S. Treasury Inflation-Indexed Notes:
0.13%, 10/15/2025	37,323,376	36,607,526
0.13%, 4/15/2026	48,377,359	47,028,084
0.13%, 7/15/2026	48,007,238	46,813,620
0.13%, 10/15/2026	42,896,746	41,710,383
0.13%, 4/15/2027	41,428,516	39,884,656
0.13%, 1/15/2030	48,776,555	45,534,629
0.13%, 7/15/2030	46,769,656	43,515,876
0.13%, 1/15/2031	59,840,951	55,025,625
0.13%, 7/15/2031	53,950,069	49,390,656
0.13%, 1/15/2032	50,610,777	45,773,098
0.25%, 7/15/2029	51,013,172	48,430,630
0.38%, 1/15/2027	46,005,572	44,720,650
0.38%, 7/15/2027	47,035,025	45,746,155
0.50%, 1/15/2028	45,258,525	43,844,196
0.63%, 1/15/2026	59,631,926	58,508,004
0.63%, 7/15/2032	52,893,882	49,549,790
0.75%, 7/15/2028	46,549,236	45,540,064
0.88%, 1/15/2029	44,659,916	43,626,283
1.13%, 1/15/2033	51,353,121	49,567,798
Security Description	Principal Amount	Value
1.25%, 4/15/2028	$42,551,083	$42,162,140
1.38%, 7/15/2033	49,779,582	49,089,279
1.63%, 10/15/2027	45,594,486	45,908,838
1.75%, 1/15/2034	51,205,570	51,813,636
1.88%, 7/15/2034	38,106,347	39,054,540
2.13%, 4/15/2029	43,913,840	45,156,636
2.38%, 10/15/2028	43,411,916	45,106,847
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,439,314,517)		1,399,999,075
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (a) (b) (Cost $744,172)	744,172	744,172
TOTAL INVESTMENTS — 99.6% (Cost $1,440,058,689)		1,400,743,247
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		5,970,867
NET ASSETS — 100.0%		$1,406,714,114
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,399,999,075	$—	$1,399,999,075
Short-Term Investment	744,172	—	—	744,172
TOTAL INVESTMENTS	$744,172	$1,399,999,075	$—	$1,400,743,247
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	388,534	$388,534	$32,983,044	$32,627,406	$—	$—	744,172	$744,172	$29,803
State Street Navigator Securities Lending Portfolio II	—	—	49,120,456	49,120,456	—	—	—	—	119
Total		$388,534	$82,103,500	$81,747,862	$—	$—		$744,172	$29,922
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 101.0% (a)
U.S. Treasury Bills:
4.50%, 12/10/2024 (b)	$888,516,000	$880,755,524
4.51%, 12/5/2024 (b)	2,222,073,000	2,203,930,885
4.51%, 12/12/2024 (b)	2,222,073,000	2,202,207,667
4.51%, 12/17/2024 (b)	888,516,000	879,992,537
4.52%, 12/3/2024	888,516,000	881,466,940
4.53%, 12/19/2024	2,222,073,000	2,200,105,653
4.53%, 12/24/2024	838,516,000	829,697,562
4.54%, 12/26/2024 (b)	2,963,634,000	2,931,739,549
4.54%, 12/31/2024	838,516,000	828,955,492
4.72%, 11/19/2024 (b)	2,345,127,000	2,330,286,169
4.74%, 11/12/2024 (b)	2,095,127,000	2,083,737,722
4.78%, 11/26/2024 (b)	2,060,439,000	2,045,443,001
4.81%, 11/7/2024 (b)	3,179,051,000	3,163,701,779
4.92%, 11/5/2024 (b)	2,145,127,000	2,135,437,933
4.94%, 11/29/2024 (b)	2,971,696,000	2,948,848,294
4.95%, 11/21/2024	2,341,036,000	2,325,688,004
4.96%, 11/14/2024 (b) (c)	2,239,848,000	2,227,090,811
5.03%, 10/29/2024	163,772,000	163,168,227
5.06%, 10/31/2024	263,145,000	262,119,721
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,520,535,458)		33,524,373,470
Shares
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	86,504,017	86,504,017
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	1,679,427,737	$1,679,427,737
TOTAL SHORT-TERM INVESTMENTS (Cost $1,765,931,754)		1,765,931,754
TOTAL INVESTMENTS — 106.3% (Cost $35,286,467,212)		35,290,305,224
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.3)%		(2,090,874,658)
NET ASSETS — 100.0%		$33,199,430,566
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$33,524,373,470	$—	$33,524,373,470
Short-Term Investments	1,765,931,754	—	—	1,765,931,754
TOTAL INVESTMENTS	$1,765,931,754	$33,524,373,470	$—	$35,290,305,224
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,267,429	$31,267,429	$718,089,601	$662,853,013	$—	$—	86,504,017	$86,504,017	$853,909
State Street Navigator Securities Lending Portfolio II	2,659,360,250	2,659,360,250	7,021,377,763	8,001,310,276	—	—	1,679,427,737	1,679,427,737	633,867
Total		$2,690,627,679	$7,739,467,364	$8,664,163,289	$—	$—		$1,765,931,754	$1,487,776
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2% (a)
U.S. Treasury Bills:
3.99%, 9/4/2025	$94,556,000	$91,140,186
4.38%, 3/27/2025	144,322,000	141,297,411
4.40%, 3/13/2025	144,322,000	141,516,017
4.41%, 3/6/2025	144,322,000	141,620,946
4.42%, 8/7/2025	91,886,000	88,822,984
4.52%, 1/7/2025	122,415,000	120,931,354
4.52%, 1/21/2025	122,415,000	120,719,223
4.53%, 1/14/2025 (b)	122,415,000	120,822,709
4.53%, 1/28/2025 (c)	126,391,000	124,532,497
4.60%, 3/20/2025	237,156,000	232,364,311
4.76%, 2/20/2025	231,679,000	227,704,899
4.77%, 7/10/2025	95,336,000	92,416,760
4.80%, 2/27/2025	137,816,000	135,347,236
4.82%, 2/6/2025	137,816,000	135,667,491
4.82%, 2/13/2025	137,816,000	135,560,422
4.84%, 1/23/2025	237,877,000	234,549,738
5.00%, 6/12/2025	94,053,000	91,474,460
5.01%, 1/30/2025	144,067,000	141,952,462
5.02%, 1/9/2025	146,209,000	144,402,854
5.02%, 1/16/2025	145,139,000	143,215,852
5.03%, 1/2/2025 (b) (c)	148,341,000	146,632,880
5.05%, 4/17/2025 (b)	94,648,000	92,571,167
5.05%, 5/15/2025 (b)	95,022,000	92,657,455
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,133,564,775)		3,137,921,314

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e) (Cost $71,554,833)	71,554,833	$71,554,833
TOTAL INVESTMENTS — 101.5% (Cost $3,205,119,608)		3,209,476,147
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(47,593,029)
NET ASSETS — 100.0%		$3,161,883,118
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$3,137,921,314	$—	$3,137,921,314
Short-Term Investment	71,554,833	—	—	71,554,833
TOTAL INVESTMENTS	$71,554,833	$3,137,921,314	$—	$3,209,476,147

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,189,919	$8,189,919	$203,189,679	$139,824,765	$—	$—	71,554,833	$71,554,833	$147,593
State Street Navigator Securities Lending Portfolio II	221,094,019	221,094,019	1,988,743,273	2,209,837,292	—	—	—	—	226,655
Total		$229,283,938	$2,191,932,952	$2,349,662,057	$—	$—		$71,554,833	$374,248
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 30.2%
AEROSPACE & DEFENSE — 0.1%
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (a)	$6,797,000	$2,170,350
AIRLINES — 0.7%
Southwest Airlines Co. 1.25%, 5/1/2025	23,060,000	23,262,467
Spirit Airlines, Inc. 1.00%, 5/15/2026	6,855,000	2,078,230
		25,340,697
AUTO MANUFACTURERS — 2.0%
Ford Motor Co. Zero Coupon, 3/15/2026	33,736,000	33,064,316
Li Auto, Inc. 0.25%, 5/1/2028	11,578,000	13,848,793
Lucid Group, Inc. 1.25%, 12/15/2026 (a)	29,000,000	19,624,300
NIO, Inc. 0.50%, 2/1/2027	8,100,000	7,908,921
		74,446,330
BIOTECHNOLOGY — 2.3%
BioMarin Pharmaceutical, Inc. 1.25%, 5/15/2027 (b)	7,986,000	7,603,790
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	10,400,000	8,686,912
2.50%, 3/15/2027 (b)	6,745,000	6,936,423
Guardant Health, Inc. Zero Coupon, 11/15/2027	14,683,000	11,753,741
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027 (b)	13,155,000	13,181,047
Insmed, Inc. 0.75%, 6/1/2028	8,510,000	19,565,852
Ionis Pharmaceuticals, Inc. Zero Coupon, 4/1/2026	9,320,000	9,292,133
Livongo Health, Inc. 0.88%, 6/1/2025	7,465,000	7,272,702
		84,292,600
COMMERCIAL SERVICES — 1.9%
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	6,338,000	5,907,903
Block, Inc.:
Zero Coupon, 5/1/2026	9,710,000	8,960,097
0.13%, 3/1/2025 (b)	14,294,000	13,989,681
0.25%, 11/1/2027	6,413,000	5,541,602
Chegg, Inc. 0.13%, 3/15/2025	4,818,000	4,618,679
Euronet Worldwide, Inc. 0.75%, 3/15/2049	6,799,000	6,661,864
Shift4 Payments, Inc. Zero Coupon, 12/15/2025	12,137,000	14,737,352
Stride, Inc. 1.13%, 9/1/2027	5,188,000	8,741,469
		69,158,647
Security Description	Principal Amount	Value
COMPUTERS — 1.0%
Insight Enterprises, Inc. 0.75%, 2/15/2025	$4,649,000	$14,640,910
Lumentum Holdings, Inc. 0.50%, 12/15/2026	14,155,000	13,912,666
Rapid7, Inc. 0.25%, 3/15/2027	7,450,000	6,792,836
		35,346,412
DIVERSIFIED FINANCIAL SERVICES — 0.1%
SoFi Technologies, Inc. Zero Coupon, 10/15/2026 (a)	5,302,000	4,819,359
ELECTRONICS — 0.1%
Itron, Inc. Zero Coupon, 3/15/2026	5,339,000	5,580,430
ENERGY-ALTERNATE SOURCES — 0.7%
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	7,270,000	6,833,291
Zero Coupon, 3/1/2028 (b)	7,410,000	6,542,808
NextEra Energy Partners LP Zero Coupon, 11/15/2025 (a)	8,990,000	8,409,156
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025	6,055,000	5,649,254
		27,434,509
ENTERTAINMENT — 1.4%
Cinemark Holdings, Inc. 4.50%, 8/15/2025	6,155,000	12,198,533
DraftKings Holdings, Inc. Zero Coupon, 3/15/2028	18,675,000	16,300,474
Live Nation Entertainment, Inc. 2.00%, 2/15/2025	6,808,000	7,399,887
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026 (b)	7,620,000	7,088,048
Vail Resorts, Inc. Zero Coupon, 1/1/2026	7,112,000	6,686,489
		49,673,431
FOOD — 0.1%
Beyond Meat, Inc. Zero Coupon, 3/15/2027	16,770,000	2,880,080
HEALTH CARE PRODUCTS — 1.4%
Exact Sciences Corp.:
0.38%, 3/15/2027	9,990,000	9,698,492
0.38%, 3/1/2028 (b)	8,908,000	8,348,756
Haemonetics Corp. Zero Coupon, 3/1/2026	4,835,000	4,483,060
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	7,079,000	6,729,581
Novocure Ltd. Zero Coupon, 11/1/2025	7,858,000	7,397,364
NuVasive, Inc. 0.38%, 3/15/2025	5,874,000	5,728,677

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Omnicell, Inc. 0.25%, 9/15/2025	$7,795,000	$7,447,577
		49,833,507
HEALTH CARE SERVICES — 0.3%
Teladoc Health, Inc. 1.25%, 6/1/2027 (b)	12,246,000	10,580,299
HOME BUILDERS — 0.2%
LCI Industries 1.13%, 5/15/2026	6,225,000	6,334,311
HOUSEHOLD PRODUCTS — 0.2%
Beauty Health Co. 1.25%, 10/1/2026 (a)	7,559,000	6,263,614
INTERNET — 7.6%
Airbnb, Inc. Zero Coupon, 3/15/2026	28,554,000	26,629,175
Etsy, Inc.:
0.13%, 10/1/2026	8,855,000	8,787,791
0.13%, 9/1/2027 (b)	8,965,000	7,693,942
Expedia Group, Inc. Zero Coupon, 2/15/2026 (b)	15,423,000	14,714,005
Fiverr International Ltd. Zero Coupon, 11/1/2025	6,495,000	6,106,079
Lyft, Inc. 1.50%, 5/15/2025	4,050,000	3,952,274
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (a)	6,640,000	6,234,495
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (a)	7,637,000	6,857,568
Okta, Inc.:
0.13%, 9/1/2025	7,555,000	7,212,834
0.38%, 6/15/2026	7,995,000	7,417,121
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (a)	5,325,000	4,490,466
Palo Alto Networks, Inc. 0.38%, 6/1/2025	11,653,000	40,058,236
PDD Holdings, Inc. Zero Coupon, 12/1/2025	12,300,000	12,463,590
Sea Ltd. 0.25%, 9/15/2026 (b)	24,285,000	21,950,240
Shopify, Inc. 0.13%, 11/1/2025	14,051,000	13,540,387
Spotify USA, Inc. Zero Coupon, 3/15/2026	21,645,000	21,546,299
Uber Technologies, Inc. Zero Coupon, 12/15/2025 (b)	15,481,000	17,100,158
Wayfair, Inc.:
0.63%, 10/1/2025 (b)	11,658,000	11,140,268
1.00%, 8/15/2026 (b)	12,920,000	12,073,094
Wix.com Ltd. Zero Coupon, 8/15/2025	6,747,000	6,435,356
Zillow Group, Inc.:
1.38%, 9/1/2026	8,466,000	12,665,051
2.75%, 5/15/2025 (b)	5,449,000	6,087,895
		275,156,324
Security Description	Principal Amount	Value
IRON/STEEL — 0.3%
U.S. Steel Corp. 5.00%, 11/1/2026	$4,688,000	$12,511,662
LEISURE TIME — 0.3%
NCL Corp. Ltd. 5.38%, 8/1/2025	8,204,000	10,171,319
LODGING — 0.3%
H World Group Ltd. 3.00%, 5/1/2026	8,447,000	9,586,923
MACHINERY-DIVERSIFIED — 0.3%
Middleby Corp. 1.00%, 9/1/2025	11,269,000	12,977,944
MEDIA — 2.1%
Cable One, Inc. Zero Coupon, 3/15/2026	8,255,000	7,558,113
DISH Network Corp.:
Zero Coupon, 12/15/2025	27,325,000	23,580,655
3.38%, 8/15/2026	41,027,000	33,333,207
Liberty Interactive LLC:
3.75%, 2/15/2030	6,981,070	2,425,433
4.00%, 11/15/2029	7,657,000	2,737,454
Sirius XM Holdings, Inc. 2.75%, 12/1/2049 (a) (c)	7,018,521	6,787,612
		76,422,474
PHARMACEUTICALS — 0.8%
Dexcom, Inc. 0.25%, 11/15/2025 (b)	15,010,000	14,316,838
Jazz Investments I Ltd. 2.00%, 6/15/2026	13,340,000	13,299,980
		27,616,818
REAL ESTATE — 0.1%
Redfin Corp. 0.50%, 4/1/2027	7,045,000	5,153,699
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	11,290,000	10,374,155
SEMICONDUCTORS — 1.1%
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026	6,525,000	9,221,260
Microchip Technology, Inc. 0.13%, 11/15/2024	9,782,000	9,745,611
ON Semiconductor Corp. Zero Coupon, 5/1/2027 (b)	10,634,000	15,602,524
Wolfspeed, Inc. 1.75%, 5/1/2026	7,410,000	5,288,443
		39,857,838
SOFTWARE — 4.3%
Akamai Technologies, Inc.:
0.13%, 5/1/2025	17,301,000	19,271,411
0.38%, 9/1/2027 (b)	18,384,000	19,003,908
Bentley Systems, Inc. 0.13%, 1/15/2026	8,746,000	8,759,294

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Dayforce, Inc. 0.25%, 3/15/2026	$7,080,000	$6,654,350
Dropbox, Inc.:
Zero Coupon, 3/1/2026	9,544,000	9,247,277
Zero Coupon, 3/1/2028	11,635,000	11,237,316
Fastly, Inc. Zero Coupon, 3/15/2026	4,195,000	3,858,939
Five9, Inc. 0.50%, 6/1/2025	5,407,000	5,220,675
HubSpot, Inc. 0.38%, 6/1/2025	6,516,000	12,260,180
LivePerson, Inc. Zero Coupon, 12/15/2026	3,835,000	1,689,279
MicroStrategy, Inc. Zero Coupon, 2/15/2027	15,035,000	20,600,807
MongoDB, Inc. 0.25%, 1/15/2026	17,212,000	23,699,547
Pegasystems, Inc. 0.75%, 3/1/2025	8,000,000	7,841,840
RingCentral, Inc. Zero Coupon, 3/15/2026	7,297,000	6,683,541
		156,028,364
TELECOMMUNICATIONS — 0.2%
Nice Ltd. Zero Coupon, 9/15/2025	6,180,000	5,904,125
TOTAL CORPORATE BONDS & NOTES (Cost $1,142,975,763)		1,095,916,221
	Shares
COMMON STOCKS — 0.1%
ENTERTAINMENT — 0.0% (d)
Take-Two Interactive Software, Inc. (e)	558	85,707
MEDIA — 0.1%
Gannett Co., Inc. (b) (e)	1,000,000	5,620,000
TOTAL COMMON STOCKS (Cost $5,781,403)		5,705,707
CONVERTIBLE BONDS — 60.4%
AEROSPACE & DEFENSE — 0.3%
Rocket Lab USA, Inc. (a)	5,080,000	10,992,866
AIRLINES — 0.8%
American Airlines Group, Inc.	15,237,000	15,660,893
JetBlue Airways Corp. (c)	3,015,000	2,788,212
JetBlue Airways Corp. (a) (c)	7,900,000	9,959,609
		28,408,714
AUTO COMPONENTS — 1.8%
Meritage Homes Corp. (a)	8,895,000	10,152,753
NIO, Inc. (c)	8,330,000	7,683,509
NIO, Inc. (c)	8,880,000	7,822,747
Rivian Automotive, Inc. (a) (c)	24,680,000	19,608,754
Security Description	Shares	Value
Rivian Automotive, Inc. (c)	22,275,000	$20,176,249
		65,444,012
AUTOMOBILES — 0.3%
Spectrum Brands, Inc. (a)	5,686,000	5,911,450
Winnebago Industries, Inc. (a)	4,940,000	4,862,146
		10,773,596
BANKS — 0.2%
BofA Finance LLC	7,400,000	8,201,420
BIOTECHNOLOGY — 1.9%
Alnylam Pharmaceuticals, Inc.	15,716,000	18,402,179
Cytokinetics, Inc.	8,038,000	10,407,522
Halozyme Therapeutics, Inc.	9,312,000	11,082,025
Ionis Pharmaceuticals, Inc.	9,700,000	10,055,408
Sarepta Therapeutics, Inc.	17,005,000	19,326,692
		69,273,826
COMMERCIAL SERVICES & SUPPLIES — 2.3%
Affirm Holdings, Inc.	19,277,000	16,993,832
Alarm.com Holdings, Inc. (a)	7,920,000	7,537,385
Core Scientific, Inc. (a)	6,920,000	9,504,551
Global Payments, Inc. (a) (b)	29,362,000	28,049,225
MARA Holdings, Inc.	3,740,000	3,304,252
Shift4 Payments, Inc.	7,581,000	7,795,997
Tetra Tech, Inc.	6,825,000	8,953,035
		82,138,277
COMMUNICATIONS EQUIPMENT — 0.6%
Infinera Corp.	6,075,000	6,861,105
InterDigital, Inc.	7,252,000	13,453,620
		20,314,725
ENTERTAINMENT — 0.7%
Live Nation Entertainment, Inc. (b)	13,587,000	16,706,032
Marriott Vacations Worldwide Corp.	7,745,000	7,164,667
		23,870,699
FINANCIAL SERVICES — 1.8%
Coinbase Global, Inc. (b) (c)	17,237,000	16,913,289
Coinbase Global, Inc. (a) (c)	19,028,000	17,255,542
JPMorgan Chase Financial Co. LLC	6,185,000	6,243,016
SoFi Technologies, Inc. (a)	14,508,000	15,482,357
Upstart Holdings, Inc. (c)	4,043,000	3,587,192
Upstart Holdings, Inc. (a) (c)	6,930,000	7,593,617
		67,075,013
FOOD PRODUCTS — 0.3%
Post Holdings, Inc.	8,856,000	10,531,112
GAS UTILITIES — 0.3%
UGI Corp. (a)	10,346,000	10,986,107
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
CONMED Corp.	10,860,000	10,069,283
Enovis Corp. (a)	6,449,000	6,804,211
Envista Holdings Corp.	6,680,000	6,057,892

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
Exact Sciences Corp. (a) (c)	7,744,000	$8,827,540
Exact Sciences Corp. (a) (c)	7,625,000	7,710,476
Haemonetics Corp. (a)	10,062,000	10,097,619
Insulet Corp.	10,679,000	12,769,735
Integer Holdings Corp.	7,397,000	11,707,750
iRhythm Technologies, Inc. (a)	10,191,000	9,248,129
Lantheus Holdings, Inc.	8,695,000	13,521,508
Merit Medical Systems, Inc. (a)	10,301,000	13,437,139
Repligen Corp. (a)	8,612,000	9,014,266
TransMedics Group, Inc.	6,581,000	12,140,300
		131,405,848
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 9.2%
Alliant Energy Corp.	9,175,000	9,602,830
Array Technologies, Inc.	4,667,000	3,449,053
CenterPoint Energy, Inc.	12,300,000	12,475,029
CMS Energy Corp.	12,562,000	13,474,881
Duke Energy Corp.	25,494,000	27,005,284
Evergy, Inc. (a)	20,475,000	22,558,946
FirstEnergy Corp.	22,730,000	23,812,630
Fluor Corp.	7,315,000	8,940,320
Granite Construction, Inc. (b) (c)	5,043,000	9,095,000
Granite Construction, Inc. (a) (c)	5,440,000	6,658,397
NextEra Energy Capital Holdings, Inc. (a)	15,170,000	19,837,202
NextEra Energy Partners LP (a) (b)	6,575,000	6,217,320
Ormat Technologies, Inc.	5,180,000	5,406,780
PG&E Corp. (a)	32,044,000	34,747,552
Pinnacle West Capital Corp. (a)	8,153,000	8,833,694
PPL Capital Funding, Inc.	15,750,000	16,710,750
Southern Co. (c)	25,108,000	27,954,996
Southern Co. (a) (c)	21,215,000	23,231,486
Stem, Inc. (a)	5,112,000	1,493,624
Sunnova Energy International, Inc. (c)	8,199,000	6,193,197
Sunnova Energy International, Inc. (c)	7,103,000	4,583,069
Sunrun, Inc. (a)	5,900,000	7,927,122
TXNM Energy, Inc. (a)	6,899,000	7,448,574
WEC Energy Group, Inc. (a) (c)	11,369,000	12,351,850
WEC Energy Group, Inc. (a) (c)	13,640,000	15,126,896
		335,136,482
INTERACTIVE MEDIA & SERVICES — 9.0%
Alibaba Group Holding Ltd. (a) (b)	71,575,000	88,194,715
Bilibili, Inc.	6,317,000	6,253,830
Booking Holdings, Inc.	11,828,000	26,461,365
Etsy, Inc.	13,400,000	10,966,426
JD.com, Inc. (a) (b)	29,775,000	34,053,072
Lyft, Inc. (a)	7,654,000	7,401,954
Perficient, Inc.	5,410,000	5,324,955
Sea Ltd.	15,556,000	18,681,200
Snap, Inc. (b) (c)	17,168,000	14,718,470
Snap, Inc. (c)	20,125,000	16,099,396
Security Description	Shares	Value
Snap, Inc. (a) (c)	11,875,000	$10,063,469
TechTarget, Inc.	4,903,000	4,778,121
Trip.com Group Ltd. (a)	20,207,000	23,053,156
Uber Technologies, Inc. (a)	25,560,000	32,015,945
Upwork, Inc.	4,339,000	3,961,854
Wayfair, Inc. (c)	10,712,000	12,891,892
Wayfair, Inc. (c)	8,956,000	13,176,873
		328,096,693
IT SERVICES — 4.5%
CyberArk Software Ltd.	7,792,000	14,437,563
Lumentum Holdings, Inc. (c)	11,650,000	10,090,531
Lumentum Holdings, Inc. (c)	6,950,000	8,051,853
Parsons Corp. (a)	10,650,000	13,397,700
Seagate HDD Cayman	22,350,000	32,117,844
Super Micro Computer, Inc. (a)	25,275,000	20,470,475
Varonis Systems, Inc. (a)	7,970,000	8,588,950
Western Digital Corp. (a)	22,925,000	33,967,973
Zscaler, Inc.	17,213,000	21,047,712
		162,170,601
LEISURE EQUIPMENT & PRODUCTS — 2.0%
Carnival Corp.	16,575,000	26,740,779
NCL Corp. Ltd. (b) (c)	14,856,000	14,406,606
NCL Corp. Ltd. (c)	7,354,000	7,291,859
Peloton Interactive, Inc. (a)	4,940,000	6,533,446
Royal Caribbean Cruises Ltd.	4,778,000	17,113,458
		72,086,148
MACHINERY — 1.4%
Axon Enterprise, Inc.	9,665,000	17,369,745
Bloom Energy Corp. (a) (c)	5,826,000	4,942,138
Bloom Energy Corp. (c)	8,725,000	8,012,167
Greenbrier Cos., Inc.	5,216,000	5,734,210
John Bean Technologies Corp.	4,767,000	4,482,839
MP Materials Corp. (a)	9,906,000	10,908,883
		51,449,982
MEDIA — 1.7%
Liberty Broadband Corp. (a) (c)	13,725,000	13,607,240
Liberty Broadband Corp. (a) (c)	11,861,000	12,725,311
Liberty Media Corp. (a)	15,850,000	18,984,655
Liberty Media Corp.-Liberty Formula One	7,579,000	8,321,211
Sirius XM Holdings, Inc. (c)	9,109,000	9,390,559
		63,028,976
OFFICE ELECTRONICS — 1.1%
Advanced Energy Industries, Inc.	7,225,000	7,635,453
Itron, Inc. (a)	13,121,000	13,933,846
OSI Systems, Inc. (a)	4,444,000	4,636,114
Vishay Intertechnology, Inc.	11,325,000	10,404,504
Xerox Holdings Corp. (a)	6,425,000	5,052,684
		41,662,601
OIL, GAS & CONSUMABLE FUELS — 0.2%
Northern Oil & Gas, Inc.	7,629,000	8,754,125

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 1.2%
Ascendis Pharma AS (b)	9,004,000	$10,523,245
Dexcom, Inc.	18,485,000	16,358,116
Jazz Investments I Ltd. (a) (b)	14,500,000	15,126,255
		42,007,616
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
Federal Realty OP LP (a)	6,792,000	7,157,342
HAT Holdings I LLC/HAT Holdings II LLC (a)	6,914,000	9,535,097
Rexford Industrial Realty LP (a) (c)	8,887,000	9,247,457
Rexford Industrial Realty LP (a) (c)	9,087,000	9,605,141
Starwood Property Trust, Inc.	5,300,000	5,699,143
Ventas Realty LP	13,150,000	15,990,926
Welltower OP LLC (a) (c)	14,945,000	20,584,047
Welltower OP LLC (a) (b) (c)	14,809,000	17,237,972
		95,057,125
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.	5,290,000	4,643,985
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Microchip Technology, Inc. (a) (b)	18,870,000	18,766,970
MKS Instruments, Inc. (a)	20,637,000	20,643,397
ON Semiconductor Corp. (b)	22,275,000	22,549,205
Wolfspeed, Inc. (c)	9,512,000	3,794,337
Wolfspeed, Inc. (c)	27,887,000	10,454,000
		76,207,909
SOFTWARE — 8.5%
Akamai Technologies, Inc.	16,425,000	16,696,341
Bentley Systems, Inc.	10,150,000	9,365,710
Bill Holdings, Inc.	9,324,000	8,246,332
BlackLine, Inc. (a)	10,391,000	10,894,548
Box, Inc. (a)	8,465,000	8,526,202
Cloudflare, Inc.	19,650,000	18,172,320
Confluent, Inc.	14,286,000	12,658,682
CSG Systems International, Inc.	4,720,000	4,722,502
Datadog, Inc.	11,794,000	15,298,469
DigitalOcean Holdings, Inc.	20,232,000	17,986,450
Envestnet, Inc. (c)	3,540,000	3,485,519
Envestnet, Inc. (c)	7,482,000	7,932,342
Evolent Health, Inc. (a)	5,710,000	6,172,225
Five9, Inc. (a)	11,425,000	9,602,712
Guidewire Software, Inc.	5,250,000	8,429,873
Jamf Holding Corp.	4,705,000	4,238,264
MicroStrategy, Inc. (a) (c)	12,052,000	15,995,414
MicroStrategy, Inc. (a) (c)	7,257,000	7,561,721
MicroStrategy, Inc. (a) (c)	10,750,000	11,918,095
MicroStrategy, Inc. (a) (c)	15,870,000	19,161,279
Nutanix, Inc.	8,048,000	9,627,420
PagerDuty, Inc. (a)	5,435,000	5,434,022
Progress Software Corp. (c)	5,806,000	7,179,583
Security Description	Shares	Value
Progress Software Corp. (a) (c)	5,925,000	$7,122,265
Snowflake, Inc. (a) (c)	14,313,000	14,878,507
Snowflake, Inc. (a) (c)	14,319,000	14,746,852
Tyler Technologies, Inc.	8,785,000	10,760,922
Unity Software, Inc.	16,146,000	14,422,576
Workiva, Inc. (b)	8,806,000	8,370,631
		309,607,778
SPECIALTY RETAIL — 0.6%
Freshpet, Inc.	6,154,000	12,810,597
Guess?, Inc.	5,385,000	5,956,510
Vroom, Inc.	4,070,000	2,149,652
		20,916,759
TRANSPORTATION INFRASTRUCTURE — 0.8%
Air Transport Services Group, Inc.	6,900,000	6,473,097
World Kinect Corp.	4,150,000	5,048,309
ZTO Express Cayman, Inc.	15,006,000	16,054,619
		27,576,025
WATER UTILITIES — 0.5%
American Water Capital Corp.	16,150,000	16,561,502
TOTAL CONVERTIBLE BONDS (Cost $2,082,843,230)		2,194,380,522
CONVERTIBLE FOREIGN BONDS — 0.6%
BANKS — 0.3%
Barclays Bank PLC	11,300,000	11,723,750
BIOTECHNOLOGY — 0.1%
Immunocore Holdings PLC (a)	5,180,000	4,477,229
OIL, GAS & CONSUMABLE FUELS — 0.2%
Kosmos Energy Ltd. (a)	6,520,000	6,089,224
TOTAL CONVERTIBLE FOREIGN BONDS (Cost $24,285,551)		22,290,203
PREFERRED STOCKS — 5.6%
BANKS — 3.6%
Bank of America Corp. 7.25%, 12/31/2049	44,698	56,901,001
Wells Fargo & Co. 7.50%, 12/31/2049 (b)	57,499	73,725,218
		130,626,219
ELECTRIC UTILITIES — 0.7%
NextEra Energy, Inc. 6.93%, 9/1/2025 (b)	587,444	27,233,904
FINANCIAL SERVICES — 0.9%
AMG Capital Trust II 5.15%, 10/15/2037	108,648	5,872,631
Apollo Global Management, Inc. 6.75%, 7/31/2026	412,300	28,032,277
		33,904,908

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.2%
BrightSpring Health Services, Inc. 6.75%, 2/1/2027	122,000	$6,800,280
MACHINERY — 0.2%
Chart Industries, Inc. 6.75%, 12/15/2025	115,590	5,808,397
TOTAL PREFERRED STOCKS (Cost $207,368,799)		204,373,708
CONVERTIBLE PREFERRED STOCKS — 2.6%
CHEMICALS — 0.8%
Albemarle Corp. 7.25%, 3/1/2027	671,000	30,195,000
ELECTRIC — 1.2%
CenterPoint Energy, Inc. 3.37%, 9/15/2029 (e) (f)	270,171	10,197,064
NextEra Energy, Inc. 7.30%, 6/1/2027 (b)	564,000	31,273,800
		41,470,864
IT SERVICES — 0.6%
Hewlett Packard Enterprise Co. 7.63%, 9/1/2027 (e)	385,000	23,296,350
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $102,760,421)		94,962,214
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h)	2,753,487	2,753,487
State Street Navigator Securities Lending Portfolio II (i) (j)	177,674,299	177,674,299
TOTAL SHORT-TERM INVESTMENTS (Cost $180,427,786)		180,427,786
TOTAL INVESTMENTS — 104.5% (Cost $3,746,442,953)		3,798,056,361
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(164,156,817)
NET ASSETS — 100.0%		$3,633,899,544

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 29.9% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,095,916,221	$—	$1,095,916,221
Common Stocks	5,705,707	—	—	5,705,707
Convertible Bonds	—	2,194,380,522	—	2,194,380,522
Convertible Foreign Bonds	—	22,290,203	—	22,290,203
Convertible Preferred Stocks	94,962,214	—	—	94,962,214
Preferred Stocks	198,501,077	5,872,631	—	204,373,708
Short-Term Investments	180,427,786	—	—	180,427,786
TOTAL INVESTMENTS	$479,596,784	$3,318,459,577	$—	$3,798,056,361

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,806,609	$6,808,651	$73,286,052	$80,094,703	$52	$(52)	—	$—	$128,910
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	29,081,944	26,328,457	—	—	2,753,487	2,753,487	18,384
State Street Navigator Securities Lending Portfolio II	155,393,618	155,393,618	240,301,913	218,021,232	—	—	177,674,299	177,674,299	196,754
Total		$162,202,269	$342,669,909	$324,444,392	$52	$(52)		$180,427,786	$344,048
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.3%
BRAZIL — 4.5%
Brazil Government International Bonds 10.25%, 1/10/2028	BRL	1,000,000	$185,762
Brazil Letras do Tesouro Nacional:
Zero Coupon, 4/1/2025	BRL	17,000,000	2,959,167
Zero Coupon, 7/1/2025	BRL	29,500,000	4,988,370
Zero Coupon, 10/1/2025	BRL	5,000,000	819,168
Zero Coupon, 1/1/2026	BRL	66,000,000	10,483,723
Zero Coupon, 4/1/2026	BRL	26,000,000	4,011,256
Zero Coupon, 7/1/2026	BRL	132,000,000	19,780,148
Zero Coupon, 10/1/2026	BRL	20,000,000	2,907,341
Zero Coupon, 7/1/2027	BRL	60,000,000	8,007,628
Zero Coupon, 1/1/2028	BRL	26,800,000	3,365,595
Zero Coupon, 1/1/2030	BRL	43,010,000	4,259,789
Brazil Notas do Tesouro Nacional:
10.00%, 1/1/2027	BRL	39,875,000	7,007,002
10.00%, 1/1/2029	BRL	68,590,000	11,672,224
10.00%, 1/1/2031	BRL	26,000,000	4,297,417
10.00%, 1/1/2033	BRL	34,300,000	5,583,977
10.00%, 1/1/2035	BRL	11,000,000	1,758,931
			92,087,498
CHILE — 3.6%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 5/6/2027	CLP	4,000,000,000	3,921,907
2.30%, 10/1/2028 (a)	CLP	335,000,000	337,860
2.80%, 10/1/2033 (a)	CLP	1,000,000,000	930,059
4.50%, 3/1/2026	CLP	3,115,000,000	3,444,566
4.70%, 9/1/2030 (a)	CLP	9,660,000,000	10,489,045
5.00%, 10/1/2028 (a)	CLP	5,180,000,000	5,782,603
5.00%, 3/1/2035	CLP	6,075,000,000	6,741,295
5.10%, 7/15/2050	CLP	4,970,000,000	5,708,998
5.30%, 11/1/2037 (a)	CLP	6,840,000,000	7,762,093
5.80%, 10/1/2029 (a)	CLP	7,020,000,000	8,036,860
5.80%, 10/1/2034 (a)	CLP	3,250,000,000	3,703,058
6.00%, 4/1/2033 (a)	CLP	4,650,000,000	5,477,111
6.00%, 1/1/2043	CLP	6,295,000,000	7,904,628
7.00%, 5/1/2034 (a)	CLP	3,000,000,000	3,816,697
			74,056,780
Security Description		Principal Amount	Value
CHINA — 11.3%
China Development Bank:
3.80%, 1/25/2036	CNY	6,500,000	$1,056,421
4.88%, 2/9/2028	CNY	3,000,000	467,627
China Government Bonds:
1.62%, 8/15/2027	CNY	5,000,000	713,131
1.85%, 5/15/2027	CNY	10,000,000	1,433,372
1.87%, 9/15/2031	CNY	10,000,000	1,404,869
1.91%, 7/15/2029	CNY	20,000,000	2,857,784
1.99%, 3/15/2026	CNY	15,000,000	2,156,026
2.04%, 2/25/2027	CNY	13,000,000	1,871,448
2.05%, 4/15/2029	CNY	5,000,000	717,835
2.11%, 8/25/2034	CNY	6,000,000	849,917
2.12%, 6/25/2031	CNY	10,000,000	1,427,046
2.18%, 8/15/2026	CNY	34,000,000	4,897,692
2.27%, 5/25/2034	CNY	30,000,000	4,302,986
2.28%, 11/25/2025	CNY	23,000,000	3,309,172
2.28%, 3/25/2031	CNY	10,000,000	1,453,057
2.30%, 5/15/2026	CNY	20,000,000	2,886,083
2.33%, 12/15/2025	CNY	20,000,000	2,879,340
2.35%, 2/25/2034	CNY	20,000,000	2,884,400
2.37%, 1/20/2027	CNY	18,500,000	2,685,697
2.37%, 1/15/2029	CNY	10,000,000	1,456,636
2.39%, 11/15/2026	CNY	20,000,000	2,891,039
2.40%, 7/15/2028	CNY	15,000,000	2,182,938
2.44%, 10/15/2027	CNY	15,000,000	2,185,712
2.46%, 2/15/2026	CNY	3,000,000	432,391
2.48%, 4/15/2027	CNY	20,000,000	2,911,807
2.48%, 9/25/2028	CNY	15,000,000	2,192,090
2.50%, 7/25/2027	CNY	19,000,000	2,767,628
2.52%, 8/25/2033	CNY	18,000,000	2,630,258
2.54%, 12/25/2030	CNY	20,000,000	2,926,981
2.55%, 10/15/2028	CNY	15,000,000	2,195,107
2.60%, 9/15/2030	CNY	5,000,000	734,040
2.60%, 9/1/2032	CNY	20,000,000	2,938,467
2.62%, 4/15/2028	CNY	21,000,000	3,079,177
2.62%, 9/25/2029	CNY	20,000,000	2,956,718
2.62%, 6/25/2030	CNY	25,000,000	3,670,269
2.64%, 1/15/2028	CNY	21,000,000	3,078,310
2.67%, 5/25/2033	CNY	20,000,000	2,954,482
2.67%, 11/25/2033	CNY	20,000,000	2,958,108
2.68%, 5/21/2030	CNY	31,000,000	4,565,457
2.69%, 8/12/2026	CNY	29,920,000	4,351,309
2.69%, 8/15/2032	CNY	30,000,000	4,434,669
2.75%, 6/15/2029	CNY	24,000,000	3,556,605
2.75%, 2/17/2032	CNY	23,000,000	3,414,909
2.76%, 5/15/2032	CNY	15,000,000	2,229,482
2.79%, 12/15/2029	CNY	20,000,000	2,969,456
2.80%, 3/24/2029	CNY	20,000,000	2,964,852
2.80%, 3/25/2030	CNY	23,000,000	3,424,823
2.80%, 11/15/2032	CNY	15,000,000	2,240,395
2.85%, 6/4/2027	CNY	10,000,000	1,470,199
2.88%, 2/25/2033	CNY	8,000,000	1,201,825

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
2.89%, 11/18/2031	CNY	20,500,000	$3,083,859
2.90%, 5/5/2026	CNY	10,000,000	1,457,567
2.91%, 10/14/2028	CNY	30,000,000	4,456,844
3.00%, 10/15/2053	CNY	5,000,000	812,640
3.01%, 5/13/2028	CNY	8,000,000	1,189,138
3.02%, 10/22/2025	CNY	34,000,000	4,928,987
3.02%, 5/27/2031	CNY	30,000,000	4,535,666
3.03%, 3/11/2026	CNY	37,000,000	5,392,600
3.12%, 12/5/2026	CNY	27,600,000	4,068,380
3.12%, 10/25/2052	CNY	15,000,000	2,470,738
3.13%, 11/21/2029	CNY	20,000,000	3,022,575
3.22%, 12/6/2025	CNY	7,790,000	1,134,240
3.25%, 6/6/2026	CNY	29,800,000	4,371,609
3.25%, 11/22/2028	CNY	10,000,000	1,511,680
3.27%, 11/19/2030	CNY	30,000,000	4,602,822
3.27%, 8/22/2046	CNY	10,000,000	1,644,012
3.27%, 3/25/2073	CNY	5,000,000	898,978
3.28%, 12/3/2027	CNY	25,400,000	3,806,347
3.29%, 5/23/2029	CNY	24,600,000	3,738,265
3.32%, 4/15/2052	CNY	10,000,000	1,666,679
3.39%, 3/16/2050	CNY	19,000,000	3,237,438
3.40%, 7/15/2072	CNY	10,000,000	1,846,604
3.48%, 11/21/2066	CNY	6,700,000	1,247,146
3.52%, 5/4/2027	CNY	5,000,000	749,388
3.52%, 4/25/2046	CNY	5,000,000	852,425
3.53%, 10/18/2051	CNY	10,000,000	1,756,122
3.54%, 8/16/2028	CNY	10,000,000	1,529,630
3.72%, 4/12/2051	CNY	14,000,000	2,510,083
3.73%, 5/25/2070	CNY	25,000,000	4,925,665
3.74%, 9/22/2035	CNY	7,800,000	1,276,296
3.74%, 10/20/2045	CNY	3,000,000	523,345
3.76%, 3/22/2071	CNY	21,000,000	4,187,782
3.77%, 2/20/2047	CNY	8,000,000	1,405,602
3.81%, 9/14/2050	CNY	24,000,000	4,369,196
3.86%, 7/22/2049	CNY	15,000,000	2,736,057
3.96%, 7/29/2040	CNY	8,000,000	1,381,060
3.97%, 7/23/2048	CNY	10,000,000	1,836,708
4.00%, 6/24/2069	CNY	9,000,000	1,843,897
4.05%, 7/24/2047	CNY	10,000,000	1,847,859
4.08%, 3/1/2040	CNY	5,000,000	885,585
4.08%, 10/22/2048	CNY	15,300,000	2,865,094
4.09%, 4/27/2035	CNY	1,000,000	169,359
4.22%, 3/19/2048	CNY	8,000,000	1,525,215
4.28%, 10/23/2047	CNY	3,250,000	622,633
4.50%, 6/23/2041	CNY	11,000,000	2,064,679
4.63%, 8/11/2034	CNY	7,000,000	1,216,512
4.76%, 9/16/2043	CNY	2,000,000	391,792
			232,816,840
COLOMBIA — 3.9%
Colombia Government International Bonds 9.85%, 6/28/2027	COP	6,930,000,000	1,636,855
Colombia TES:
5.75%, 11/3/2027	COP	15,750,000,000	3,475,033
6.00%, 4/28/2028	COP	34,041,000,000	7,421,284
Security Description		Principal Amount	Value
6.25%, 7/9/2036	COP	11,800,000,000	$2,064,885
7.00%, 3/26/2031	COP	42,650,000,000	9,004,352
7.00%, 6/30/2032	COP	34,364,000,000	7,028,790
7.25%, 10/18/2034	COP	26,825,000,000	5,306,523
7.25%, 10/26/2050	COP	37,100,000,000	6,129,120
7.50%, 8/26/2026	COP	38,514,000,000	9,111,987
7.75%, 9/18/2030	COP	17,800,000,000	3,963,058
9.25%, 5/28/2042	COP	58,800,000,000	12,380,941
11.50%, 7/25/2046	COP	10,700,000,000	2,682,950
13.25%, 2/9/2033	COP	35,800,000,000	10,158,235
			80,364,013
CZECH REPUBLIC — 4.4%
Czech Republic Government Bonds:
Zero Coupon, 12/12/2024	CZK	25,000,000	1,097,687
0.05%, 11/29/2029	CZK	71,750,000	2,680,130
0.25%, 2/10/2027	CZK	116,930,000	4,810,463
0.95%, 5/15/2030	CZK	199,280,000	7,707,040
1.00%, 6/26/2026	CZK	117,530,000	4,992,034
1.20%, 3/13/2031	CZK	189,790,000	7,301,934
1.25%, 2/14/2025	CZK	102,390,000	4,488,343
1.50%, 4/24/2040	CZK	72,660,000	2,293,318
1.75%, 6/23/2032	CZK	142,500,000	5,542,298
1.95%, 7/30/2037	CZK	45,600,000	1,617,244
2.00%, 10/13/2033	CZK	169,350,000	6,525,514
2.50%, 8/25/2028	CZK	179,700,000	7,709,062
2.75%, 7/23/2029	CZK	154,350,000	6,643,208
3.50%, 5/30/2035	CZK	68,000,000	2,933,204
4.20%, 12/4/2036	CZK	92,180,000	4,218,216
4.50%, 11/11/2032	CZK	105,000,000	4,932,128
4.85%, 11/26/2057	CZK	22,300,000	1,069,696
4.90%, 4/14/2034	CZK	108,350,000	5,226,137
5.00%, 9/30/2030	CZK	77,270,000	3,705,045
5.50%, 12/12/2028	CZK	51,000,000	2,446,613
5.75%, 3/29/2029	CZK	27,900,000	1,356,881
6.20%, 6/16/2031	CZK	7,500,000	386,290
			89,682,485
GERMANY — 0.0% (b)
Kreditanstalt fuer Wiederaufbau Series EMTN, 2.45%, 7/6/2027	CNY	1,000,000	144,211
HUNGARY — 3.6%
Hungary Government Bonds:
1.50%, 4/22/2026	HUF	1,359,380,000	3,593,870
1.50%, 8/26/2026	HUF	1,401,000,000	3,654,005
2.00%, 5/23/2029 (c)	HUF	1,593,020,000	3,816,242
2.25%, 4/20/2033 (c)	HUF	1,371,200,000	2,902,463
2.25%, 6/22/2034 (c)	HUF	815,900,000	1,656,061
2.50%, 10/24/2024	HUF	1,726,200,000	4,840,316
2.75%, 12/22/2026 (c)	HUF	2,403,600,000	6,363,530
3.00%, 10/27/2027	HUF	1,328,170,000	3,461,357

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
3.00%, 8/21/2030 (c)	HUF	2,577,500,000	$6,262,286
3.00%, 10/27/2038	HUF	2,338,160,000	4,564,206
3.00%, 4/25/2041	HUF	671,300,000	1,233,620
3.25%, 10/22/2031	HUF	1,934,870,000	4,628,229
4.50%, 3/23/2028 (c)	HUF	866,240,000	2,344,779
4.50%, 5/27/2032 (c)	HUF	940,000,000	2,401,388
4.75%, 11/24/2032	HUF	2,287,700,000	5,902,964
6.75%, 10/22/2028	HUF	2,876,590,000	8,393,157
7.00%, 10/24/2035 (c)	HUF	720,000,000	2,148,457
9.50%, 10/21/2026	HUF	1,730,000,000	5,218,249
			73,385,179
INDONESIA — 7.2%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	60,000,000,000	3,860,053
5.50%, 4/15/2026	IDR	54,900,000,000	3,585,507
6.13%, 5/15/2028	IDR	73,750,000,000	4,853,130
6.25%, 6/15/2036	IDR	30,000,000,000	1,925,647
6.38%, 8/15/2028	IDR	50,000,000,000	3,317,305
6.38%, 4/15/2032	IDR	90,000,000,000	5,914,082
6.38%, 7/15/2037	IDR	15,000,000,000	972,102
6.38%, 4/15/2042	IDR	1,700,000,000	107,802
6.50%, 2/15/2031	IDR	96,700,000,000	6,428,698
6.63%, 5/15/2033	IDR	60,000,000,000	3,998,758
6.63%, 2/15/2034	IDR	40,000,000,000	2,673,765
6.88%, 4/15/2029	IDR	45,000,000,000	3,051,737
6.88%, 8/15/2051	IDR	35,000,000,000	2,316,403
6.88%, 7/15/2054	IDR	20,000,000,000	1,321,730
7.00%, 5/15/2027	IDR	58,000,000,000	3,899,868
7.00%, 9/15/2030	IDR	108,600,000,000	7,407,754
7.00%, 2/15/2033	IDR	75,000,000,000	5,123,382
7.13%, 6/15/2038	IDR	25,000,000,000	1,715,423
7.13%, 6/15/2042	IDR	67,000,000,000	4,595,740
7.13%, 6/15/2043	IDR	45,000,000,000	3,073,851
7.25%, 2/15/2026	IDR	18,000,000,000	1,204,490
7.38%, 5/15/2048	IDR	41,700,000,000	2,919,606
7.50%, 8/15/2032	IDR	31,300,000,000	2,190,173
7.50%, 6/15/2035	IDR	70,600,000,000	4,997,445
7.50%, 5/15/2038	IDR	46,910,000,000	3,318,185
7.50%, 4/15/2040	IDR	78,500,000,000	5,548,457
8.25%, 5/15/2029	IDR	72,150,000,000	5,142,999
8.25%, 6/15/2032	IDR	3,710,000,000	270,769
8.25%, 5/15/2036	IDR	47,090,000,000	3,523,539
8.38%, 9/15/2026	IDR	62,300,000,000	4,278,084
8.38%, 3/15/2034	IDR	92,700,000,000	6,917,600
8.38%, 4/15/2039	IDR	40,000,000,000	3,035,007
8.75%, 5/15/2031	IDR	39,050,000,000	2,890,654
8.75%, 2/15/2044	IDR	17,050,000,000	1,359,101
9.00%, 3/15/2029	IDR	55,000,000,000	4,021,030
9.50%, 5/15/2041	IDR	1,000,000,000	82,867
9.75%, 5/15/2037	IDR	1,250,000,000	104,008
11.00%, 9/15/2025	IDR	10,000,000,000	688,296
Perusahaan Penerbit SBSN Indonesia:
4.88%, 7/15/2026	IDR	50,000,000,000	3,219,914
Security Description		Principal Amount	Value
5.88%, 7/15/2028	IDR	5,571,000,000	$361,066
6.00%, 1/15/2027	IDR	25,000,000,000	1,639,605
6.10%, 2/15/2037	IDR	2,000,000,000	127,952
6.13%, 10/15/2025	IDR	33,000,000,000	2,171,020
6.38%, 3/15/2034	IDR	87,522,000,000	5,794,672
6.50%, 6/15/2039	IDR	10,000,000,000	655,022
6.63%, 9/15/2029	IDR	10,000,000,000	664,502
6.63%, 7/15/2041	IDR	2,000,000,000	131,456
6.75%, 6/15/2047	IDR	56,875,000,000	3,720,987
6.88%, 12/15/2049	IDR	1,000,000,000	65,853
7.75%, 10/15/2046	IDR	23,000,000,000	1,680,154
8.88%, 11/15/2031	IDR	64,200,000,000	4,803,412
			147,670,662
ISRAEL — 4.1%
Israel Government Bonds - Fixed:
0.50%, 2/27/2026	ILS	29,000,000	7,390,919
1.00%, 3/31/2030	ILS	40,850,000	9,083,131
1.30%, 4/30/2032	ILS	30,000,000	6,320,369
1.50%, 5/31/2037	ILS	38,260,000	6,929,992
2.00%, 3/31/2027	ILS	27,650,000	7,013,966
2.25%, 9/28/2028	ILS	37,676,000	9,302,772
2.80%, 11/29/2052	ILS	17,500,000	2,931,609
3.75%, 9/30/2027	ILS	17,500,000	4,590,004
3.75%, 2/28/2029	ILS	34,130,000	8,885,412
3.75%, 3/31/2047	ILS	29,712,000	6,326,218
4.00%, 3/30/2035	ILS	18,500,000	4,619,084
5.50%, 1/31/2042	ILS	22,310,000	6,213,791
6.25%, 10/30/2026	ILS	16,025,000	4,467,544
			84,074,811
MALAYSIA — 6.7%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	13,720,000	3,121,612
3.50%, 5/31/2027	MYR	9,970,000	2,427,061
3.52%, 4/20/2028	MYR	16,480,000	4,005,090
3.58%, 7/15/2032	MYR	10,080,000	2,420,598
3.73%, 6/15/2028	MYR	5,390,000	1,319,216
3.76%, 5/22/2040	MYR	7,650,000	1,810,263
3.83%, 7/5/2034	MYR	6,110,000	1,492,864
3.84%, 4/15/2033	MYR	7,860,000	1,918,074
3.89%, 3/15/2027	MYR	600,000	147,481
3.89%, 8/15/2029	MYR	10,305,000	2,540,651
3.90%, 11/30/2026	MYR	8,605,000	2,114,683
3.90%, 11/16/2027	MYR	5,770,000	1,420,066
3.91%, 7/15/2026	MYR	20,040,000	4,912,037
4.05%, 4/18/2039	MYR	2,000,000	492,979
4.07%, 6/15/2050	MYR	10,440,000	2,499,309
4.13%, 4/15/2032	MYR	800,000	199,073
4.25%, 5/31/2035	MYR	7,255,000	1,829,007
4.46%, 3/31/2053	MYR	11,980,000	3,026,217
4.50%, 4/30/2029	MYR	7,300,000	1,843,750
4.50%, 4/15/2030	MYR	26,000,000	6,590,490
4.64%, 11/7/2033	MYR	25,910,000	6,701,975

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
4.70%, 10/15/2042	MYR	14,440,000	$3,803,082
4.74%, 3/15/2046	MYR	9,075,000	2,405,190
4.76%, 4/7/2037	MYR	10,280,000	2,706,886
4.84%, 7/15/2025	MYR	170,000	41,771
4.89%, 6/8/2038	MYR	20,870,000	5,584,939
4.92%, 7/6/2048	MYR	9,860,000	2,676,911
4.94%, 9/30/2043	MYR	5,000,000	1,356,150
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	9,180,000	2,226,897
3.45%, 7/15/2036	MYR	10,350,000	2,421,876
3.47%, 10/15/2030	MYR	6,252,000	1,501,167
3.60%, 7/31/2028	MYR	19,660,000	4,791,520
3.73%, 3/31/2026	MYR	10,800,000	2,635,049
3.99%, 10/15/2025	MYR	11,420,000	2,790,679
4.07%, 9/30/2026	MYR	20,781,000	5,112,773
4.12%, 11/30/2034	MYR	7,000,000	1,749,284
4.13%, 7/9/2029	MYR	8,500,000	2,116,845
4.19%, 10/7/2032	MYR	11,000,000	2,747,452
4.25%, 9/30/2030	MYR	17,000,000	4,258,419
4.26%, 7/26/2027	MYR	11,480,000	2,847,869
4.28%, 3/23/2054	MYR	2,700,000	664,210
4.29%, 8/14/2043	MYR	16,580,000	4,144,656
4.37%, 10/31/2028	MYR	14,500,000	3,635,602
4.42%, 9/30/2041	MYR	9,280,000	2,366,714
4.47%, 9/15/2039	MYR	14,376,000	3,706,069
4.58%, 8/30/2033	MYR	18,400,000	4,731,934
4.64%, 11/15/2049	MYR	10,000,000	2,613,453
4.66%, 3/31/2038	MYR	10,940,000	2,867,465
4.72%, 6/15/2033	MYR	5,200,000	1,348,923
4.76%, 8/4/2037	MYR	3,300,000	872,151
4.79%, 10/31/2035	MYR	810,000	213,969
4.90%, 5/8/2047	MYR	1,750,000	479,537
5.36%, 5/15/2052	MYR	16,000,000	4,615,201
			138,867,139
MEXICO — 4.3%
Mexico Bonos:
5.50%, 3/4/2027	MXN	155,909,300	7,324,842
5.75%, 3/5/2026	MXN	117,057,200	5,666,185
7.00%, 9/3/2026	MXN	127,500,000	6,217,658
7.50%, 6/3/2027	MXN	184,650,700	9,051,389
7.50%, 5/26/2033	MXN	58,560,000	2,669,197
7.75%, 5/29/2031	MXN	62,716,800	2,969,177
7.75%, 11/23/2034	MXN	18,508,100	845,016
7.75%, 11/13/2042	MXN	274,089,600	11,646,081
8.00%, 5/24/2035	MXN	40,000,000	1,838,261
8.00%, 11/7/2047	MXN	134,550,800	5,783,721
8.00%, 7/31/2053	MXN	120,000,000	5,109,275
8.50%, 3/1/2029	MXN	82,750,000	4,116,392
8.50%, 5/31/2029	MXN	71,446,300	3,551,940
8.50%, 11/18/2038	MXN	145,030,000	6,807,428
10.00%, 11/20/2036	MXN	9,180,000	489,174
Mexico Cetes:
Zero Coupon, 1/23/2025	MXN	19,000,000	937,995
Security Description		Principal Amount	Value
Zero Coupon, 7/10/2025	MXN	75,500,000	$3,567,087
Zero Coupon, 9/4/2025	MXN	40,000,000	1,862,635
Zero Coupon, 10/30/2025	MXN	30,000,000	1,378,674
Zero Coupon, 12/24/2025	MXN	40,000,000	1,812,026
Zero Coupon, 2/19/2026	MXN	60,000,000	2,678,144
Zero Coupon, 4/16/2026	MXN	35,000,000	1,539,879
Zero Coupon, 6/11/2026	MXN	10,000,000	433,707
			88,295,883
PERU — 3.5%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	8,400,000	1,977,118
5.40%, 8/12/2034	PEN	17,000,000	4,290,533
5.94%, 2/12/2029	PEN	12,725,000	3,545,530
6.15%, 8/12/2032	PEN	38,357,000	10,458,860
6.35%, 8/12/2028	PEN	26,200,000	7,413,952
6.71%, 2/12/2055	PEN	6,500,000	1,768,780
6.85%, 2/12/2042	PEN	12,700,000	3,494,391
6.90%, 8/12/2037	PEN	54,775,000	15,155,291
6.95%, 8/12/2031	PEN	40,720,000	11,708,415
7.30%, 8/12/2033 (a)	PEN	28,350,000	8,240,163
7.60%, 8/12/2039 (a)	PEN	16,700,000	4,882,730
Peru Government International Bonds 6.71%, 2/12/2055	PEN	475,000	129,257
			73,065,020
PHILIPPINES — 4.5%
Philippines Government Bonds:
2.88%, 7/9/2030	PHP	153,500,000	2,369,752
3.38%, 4/8/2026	PHP	270,000,000	4,672,592
3.50%, 9/20/2026	PHP	22,000,000	377,976
3.63%, 9/9/2025	PHP	82,000,000	1,438,246
3.63%, 4/22/2028	PHP	120,000,000	2,008,540
3.63%, 3/21/2033	PHP	43,150,000	663,422
3.75%, 8/12/2028	PHP	460,000,000	7,700,196
4.00%, 7/22/2031	PHP	227,000,000	3,679,553
4.63%, 9/9/2040	PHP	156,500,000	2,456,611
4.75%, 5/4/2027	PHP	276,950,000	4,839,088
4.88%, 1/20/2032	PHP	300,000,000	5,093,756
5.13%, 7/15/2041	PHP	20,000,000	330,142
5.25%, 2/4/2026	PHP	30,000,000	533,105
5.25%, 5/18/2037	PHP	48,800,000	834,356
6.00%, 4/27/2030	PHP	50,000,000	907,469
6.13%, 1/18/2031	PHP	80,000,000	1,463,852
6.13%, 10/24/2037	PHP	67,000,000	1,239,395
6.25%, 2/14/2026	PHP	105,000,000	1,890,943
6.25%, 9/7/2026	PHP	25,000,000	453,187

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
6.25%, 3/22/2028	PHP	127,700,000	$2,328,760
6.25%, 1/25/2034	PHP	100,000,000	1,854,528
6.25%, 2/28/2044	PHP	90,000,000	1,666,721
6.38%, 7/27/2030	PHP	150,000,000	2,772,164
6.50%, 5/19/2029	PHP	77,000,000	1,422,857
6.50%, 2/22/2038	PHP	40,000,000	759,340
6.63%, 8/17/2033	PHP	180,000,000	3,399,177
6.75%, 9/15/2032	PHP	380,000,000	7,232,184
6.75%, 1/24/2039	PHP	117,700,000	2,297,126
6.88%, 1/10/2029	PHP	293,000,000	5,485,798
6.88%, 5/23/2044	PHP	80,000,000	1,605,109
7.00%, 10/13/2029	PHP	100,000,000	1,892,740
8.00%, 7/19/2031	PHP	274,237,338	5,546,894
8.00%, 9/30/2035	PHP	108,000,000	2,277,749
8.13%, 12/16/2035	PHP	198,800,000	4,206,504
8.13%, 11/24/2042	PHP	95,000,000	2,113,323
9.25%, 11/5/2034	PHP	100,000,000	2,246,066
			92,059,221
POLAND — 4.3%
Republic of Poland Government Bonds:
0.25%, 10/25/2026	PLN	25,173,000	5,997,018
1.25%, 10/25/2030	PLN	10,830,000	2,287,131
1.75%, 4/25/2032	PLN	58,700,000	12,151,694
2.50%, 7/25/2026	PLN	27,818,000	6,980,061
2.50%, 7/25/2027	PLN	21,440,000	5,266,032
2.75%, 4/25/2028	PLN	41,670,000	10,166,153
2.75%, 10/25/2029	PLN	15,450,000	3,646,229
3.75%, 5/25/2027	PLN	40,065,000	10,185,865
4.00%, 4/25/2047	PLN	400,000	83,747
4.75%, 7/25/2029	PLN	22,500,000	5,815,971
5.00%, 10/25/2034	PLN	7,000,000	1,789,091
5.75%, 4/25/2029	PLN	29,550,000	7,968,463
6.00%, 10/25/2033 (c)	PLN	32,110,000	8,851,556
7.50%, 7/25/2028	PLN	26,040,000	7,415,091
			88,604,102
ROMANIA — 3.9%
Romania Government Bonds:
2.50%, 10/25/2027	RON	21,100,000	4,254,827
3.25%, 6/24/2026	RON	26,450,000	5,666,789
3.50%, 11/25/2025	RON	7,600,000	1,660,004
3.65%, 7/28/2025	RON	11,100,000	2,444,591
3.65%, 9/24/2031 (c)	RON	10,650,000	2,030,437
4.15%, 1/26/2028	RON	15,750,000	3,302,682
4.15%, 10/24/2030	RON	20,930,000	4,137,664
4.25%, 4/28/2036	RON	18,600,000	3,385,497
4.75%, 10/11/2034	RON	27,050,000	5,242,606
4.85%, 4/22/2026	RON	15,725,000	3,467,591
4.85%, 7/25/2029	RON	14,500,000	3,037,809
5.00%, 2/12/2029	RON	20,585,000	4,364,570
5.80%, 7/26/2027	RON	17,810,000	3,943,175
6.30%, 4/26/2028	RON	4,000,000	896,205
6.30%, 4/25/2029	RON	11,000,000	2,453,431
Security Description		Principal Amount	Value
6.70%, 2/25/2032	RON	18,110,000	$4,077,990
7.10%, 7/31/2034	RON	5,000,000	1,153,847
7.20%, 10/28/2026	RON	3,000,000	686,924
7.20%, 5/31/2027	RON	13,000,000	2,983,259
7.20%, 10/30/2033	RON	17,500,000	4,068,208
7.35%, 4/28/2031	RON	10,500,000	2,448,037
7.90%, 2/24/2038	RON	12,200,000	3,037,084
8.00%, 4/29/2030	RON	15,060,000	3,601,713
8.25%, 9/29/2032	RON	14,925,000	3,671,495
8.75%, 10/30/2028	RON	21,700,000	5,272,842
			81,289,277
SOUTH AFRICA — 4.5%
Republic of South Africa Government Bonds:
6.25%, 3/31/2036	ZAR	13,241,000	566,410
7.00%, 2/28/2031	ZAR	104,667,000	5,437,959
8.00%, 1/31/2030	ZAR	226,125,000	12,662,318
8.25%, 3/31/2032	ZAR	189,877,000	10,317,919
8.50%, 1/31/2037	ZAR	186,727,000	9,402,394
8.75%, 1/31/2044	ZAR	231,056,000	11,228,595
8.75%, 2/28/2048	ZAR	186,885,000	9,083,007
8.88%, 2/28/2035	ZAR	205,825,000	11,054,304
9.00%, 1/31/2040	ZAR	207,340,000	10,524,462
10.50%, 12/21/2026	ZAR	165,980,000	10,119,227
11.63%, 3/31/2053	ZAR	30,000,000	1,884,961
			92,281,556
SOUTH KOREA — 12.5%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	5,450,000,000	3,235,302
1.25%, 3/10/2026	KRW	7,300,000,000	5,457,481
1.38%, 12/10/2029	KRW	10,000,000,000	7,075,773
1.38%, 6/10/2030	KRW	10,000,000,000	7,020,419
1.50%, 12/10/2026	KRW	4,344,000,000	3,229,787
1.50%, 12/10/2030	KRW	9,500,000,000	6,673,538
1.50%, 9/10/2036	KRW	6,003,000,000	3,894,377
1.50%, 9/10/2040	KRW	6,000,000,000	3,718,317
1.50%, 3/10/2050	KRW	15,730,000,000	8,985,713
1.63%, 9/10/2070	KRW	7,050,000,000	3,689,376
1.75%, 9/10/2026	KRW	5,700,000,000	4,270,543
1.88%, 6/10/2026	KRW	3,959,000,000	2,979,748
1.88%, 6/10/2029	KRW	7,280,000,000	5,330,164
1.88%, 9/10/2041	KRW	5,000,000,000	3,256,902
1.88%, 3/10/2051	KRW	18,500,000,000	11,502,958
2.00%, 6/10/2031	KRW	8,500,000,000	6,136,917
2.00%, 3/10/2046	KRW	1,370,000,000	894,870
2.00%, 3/10/2049	KRW	10,835,000,000	6,935,103
2.13%, 6/10/2027	KRW	6,282,000,000	4,717,125
2.13%, 3/10/2047	KRW	5,812,000,000	3,859,599
2.25%, 9/10/2037	KRW	3,570,000,000	2,508,222
2.38%, 3/10/2027	KRW	7,000,000,000	5,299,160
2.38%, 12/10/2027	KRW	5,600,000,000	4,222,503
2.38%, 12/10/2028	KRW	1,839,000,000	1,378,506
2.38%, 12/10/2031	KRW	8,000,000,000	5,901,774
2.38%, 9/10/2038	KRW	4,409,000,000	3,131,879

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
2.50%, 3/10/2052	KRW	11,000,000,000	$7,670,014
2.63%, 6/10/2028	KRW	2,000,000,000	1,516,851
2.63%, 9/10/2035	KRW	870,000,000	640,944
2.63%, 3/10/2048	KRW	6,754,000,000	4,891,790
2.75%, 12/10/2044	KRW	5,000,000,000	3,731,506
2.75%, 9/10/2054	KRW	4,500,000,000	3,338,297
2.88%, 9/10/2026	KRW	1,500,000,000	1,148,115
3.00%, 9/10/2029	KRW	1,000,000,000	767,838
3.00%, 12/10/2042	KRW	6,265,000,000	4,839,658
3.13%, 6/10/2026	KRW	7,500,000,000	5,762,217
3.13%, 9/10/2027	KRW	5,000,000,000	3,856,184
3.13%, 9/10/2052	KRW	7,000,000,000	5,539,662
3.25%, 3/10/2026	KRW	5,500,000,000	4,229,567
3.25%, 6/10/2027	KRW	1,000,000,000	773,038
3.25%, 3/10/2028	KRW	7,500,000,000	5,809,545
3.25%, 3/10/2029	KRW	4,000,000,000	3,104,639
3.25%, 6/10/2033	KRW	7,000,000,000	5,487,657
3.25%, 9/10/2042	KRW	5,500,000,000	4,357,902
3.25%, 3/10/2053	KRW	11,000,000,000	8,916,815
3.25%, 3/10/2054	KRW	8,000,000,000	6,461,477
3.38%, 6/10/2032	KRW	8,000,000,000	6,316,685
3.50%, 9/10/2028	KRW	7,000,000,000	5,477,758
3.50%, 6/10/2034	KRW	4,000,000,000	3,183,858
3.50%, 9/10/2072	KRW	2,500,000,000	2,245,317
3.63%, 9/10/2053	KRW	8,000,000,000	6,939,253
3.88%, 12/10/2026	KRW	6,600,000,000	5,159,733
3.88%, 9/10/2043	KRW	5,000,000,000	4,310,065
4.00%, 12/10/2031	KRW	395,000,000	324,203
4.13%, 12/10/2033	KRW	6,000,000,000	5,013,427
4.25%, 12/10/2025	KRW	7,000,000,000	5,437,873
4.25%, 12/10/2032	KRW	5,500,000,000	4,566,319
			257,124,263
SUPRANATIONAL — 1.0%
Asian Development Bank Series EMTN, 2.40%, 3/14/2027	CNY	60,000,000	8,647,539
Asian Infrastructure Investment Bank Series EMTN, 2.96%, 6/27/2034	CNY	15,000,000	2,174,285
Corp. Andina de Fomento Series EMTN, 8.50%, 3/8/2028	MXN	34,800,000	1,695,462
European Bank for Reconstruction & Development Series GMTN, 28.00%, 9/27/2027	TRY	39,430,000	1,020,834
Inter-American Investment Corp. Series EMTN, 6.60%, 6/15/2025	COP	5,691,600,000	1,334,788
Security Description		Principal Amount	Value
International Bank for Reconstruction & Development:
Series GMTN, 2.25%, 1/19/2029	CNY	20,000,000	$2,863,186
Series EMTN, 2.75%, 1/19/2027	CNY	1,000,000	144,808
Nordic Investment Bank Series EMTN, 5.00%, 3/4/2026	PLN	11,430,000	2,961,111
			20,842,013
THAILAND — 6.2%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	190,000,000	5,724,629
1.59%, 12/17/2035	THB	166,000,000	4,680,774
1.60%, 12/17/2029	THB	138,400,000	4,163,291
1.60%, 6/17/2035	THB	97,700,000	2,768,178
1.88%, 6/17/2049	THB	52,000,000	1,263,712
2.00%, 12/17/2031	THB	225,000,000	6,826,212
2.00%, 6/17/2042	THB	69,000,000	1,902,558
2.13%, 12/17/2026	THB	149,380,000	4,641,179
2.25%, 3/17/2027	THB	154,817,000	4,822,506
2.35%, 6/17/2026	THB	134,500,000	4,192,763
2.40%, 11/17/2027	THB	130,000,000	4,069,411
2.40%, 3/17/2029	THB	100,000,000	3,128,747
2.50%, 11/17/2029	THB	41,080,000	1,292,375
2.50%, 6/17/2071	THB	59,000,000	1,429,985
2.65%, 6/17/2028	THB	161,000,000	5,084,138
2.75%, 6/17/2052	THB	20,000,000	587,284
2.80%, 6/17/2034	THB	165,000,000	5,266,074
2.88%, 12/17/2028	THB	97,510,000	3,108,912
2.88%, 6/17/2046	THB	143,955,000	4,285,805
3.14%, 6/17/2047	THB	35,000,000	1,095,886
3.30%, 6/17/2038	THB	31,936,000	1,062,628
3.35%, 6/17/2033	THB	207,000,000	6,873,742
3.39%, 6/17/2037	THB	225,000,000	7,548,900
3.40%, 6/17/2036	THB	51,940,000	1,742,797
3.45%, 6/17/2043	THB	239,000,000	8,024,815
3.58%, 12/17/2027	THB	4,650,000	150,576
3.60%, 6/17/2067	THB	62,200,000	1,952,697
3.65%, 6/20/2031	THB	86,575,000	2,911,710
3.78%, 6/25/2032	THB	121,120,000	4,122,832
3.80%, 6/14/2041	THB	12,750,000	447,751
3.85%, 12/12/2025	THB	83,882,000	2,658,018
4.00%, 6/17/2055	THB	130,000,000	4,691,561
4.00%, 6/17/2066	THB	138,080,000	4,714,639
4.00%, 6/17/2072	THB	11,000,000	381,973
4.68%, 6/29/2044	THB	78,400,000	3,054,662
4.85%, 6/17/2061	THB	53,195,000	2,088,421
4.88%, 6/22/2029	THB	113,904,000	3,952,728
5.67%, 3/13/2028	THB	10,000,000	345,767
			127,060,636

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
TURKEY — 3.3%
Turkiye Government Bonds:
9.10%, 2/16/2028	TRY	110,000,000	$1,838,854
10.28%, 9/15/2027	TRY	237,735,000	4,304,469
10.40%, 10/13/2032	TRY	255,000,000	3,594,066
10.50%, 8/11/2027	TRY	155,630,000	2,840,624
10.60%, 2/11/2026	TRY	89,224,000	1,905,573
11.00%, 2/24/2027	TRY	21,938,000	437,467
12.40%, 3/8/2028	TRY	219,330,000	4,191,535
12.60%, 10/1/2025	TRY	327,000,000	7,561,204
16.90%, 9/2/2026	TRY	110,100,000	2,477,904
17.30%, 7/19/2028	TRY	255,000,000	5,415,177
17.80%, 7/13/2033	TRY	230,000,000	4,753,021
20.20%, 6/9/2027	TRY	136,500,000	3,238,492
21.50%, 4/28/2032	TRY	73,000,000	1,787,181
26.20%, 10/5/2033	TRY	321,316,380	9,257,739
31.08%, 11/8/2028	TRY	380,400,000	11,416,256
37.00%, 2/18/2026	TRY	105,650,000	3,062,520
			68,082,082
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,025,688,777)			2,001,853,671
Shares
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	8,133,944	8,133,944
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	26,070,978	$26,070,978
TOTAL SHORT-TERM INVESTMENTS (Cost $34,204,922)		34,204,922
TOTAL INVESTMENTS — 98.9% (Cost $2,059,892,833)		2,036,058,593
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		21,644,993
NET ASSETS — 100.0%		$2,057,703,586
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.9% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at September 30, 2024.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the year ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note

At September 30, 2024, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital PLC	USD22,519,566	MXN446,000,000	10/10/2024	$212,225
Barclays Capital PLC	MXN446,000,000	USD22,577,782	10/10/2024	(154,008)
Barclays Capital PLC	USD1,798,522	BRL10,000,000	11/06/2024	30,673
Barclays Capital PLC	USD2,959,791	ILS11,000,000	11/06/2024	265
Barclays Capital PLC	BRL10,000,000	USD1,829,659	11/06/2024	464
Barclays Capital PLC	ZAR20,000,000	USD1,157,073	11/06/2024	(197)
Barclays Capital PLC	MXN30,000,000	USD1,522,482	11/06/2024	(2)
Barclays Capital PLC	CZK35,000,000	USD1,549,839	11/06/2024	(367)
Deutsche Bank AG	USD24,610,851	THB830,000,000	10/10/2024	1,198,008
HSBC Bank USA	THB830,000,000	USD24,316,929	10/10/2024	(1,491,930)
HSBC Bank USA	USD716,161	CNY5,000,000	11/06/2024	257
UBS AG	USD2,860,597	CNY20,000,000	11/06/2024	5,075
Westpac Banking Corp.	USD1,553,487	CZK35,000,000	11/06/2024	(3,281)
Westpac Banking Corp.	USD1,540,987	MXN30,000,000	11/06/2024	(18,503)
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	ILS11,000,000	USD2,909,840	11/06/2024	$(50,216)
Westpac Banking Corp.	USD1,152,190	ZAR20,000,000	11/06/2024	5,079
Total				$(266,458)

BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$2,001,853,671	$—	$2,001,853,671
Short-Term Investments	34,204,922	—	—	34,204,922
TOTAL INVESTMENTS	$34,204,922	$2,001,853,671	$—	$2,036,058,593
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$1,452,046	$—	$1,452,046
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(1,718,504)	—	(1,718,504)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(266,458)	$—	$(266,458)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,698,100	$15,698,100	$179,214,326	$186,778,482	$—	$—	8,133,944	$8,133,944	$148,923
State Street Navigator Securities Lending Portfolio II	21,260,045	21,260,045	70,696,643	65,885,710	—	—	26,070,978	26,070,978	30,969
Total		$36,958,145	$249,910,969	$252,664,192	$—	$—		$34,204,922	$179,892
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$7,552,000	$7,175,004
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (a)	10,082,000	8,674,049
7.75%, 4/15/2028 (a) (b)	9,590,000	8,578,926
7.88%, 4/1/2030 (a)	6,854,000	7,173,122
9.00%, 9/15/2028 (a) (b)	5,100,000	5,421,963
CMG Media Corp. 8.88%, 12/15/2027 (a)	6,892,000	4,090,747
Lamar Media Corp.:
3.63%, 1/15/2031	4,825,000	4,410,436
3.75%, 2/15/2028	4,979,000	4,785,118
4.00%, 2/15/2030	3,045,000	2,869,608
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	4,481,000	4,267,884
4.63%, 3/15/2030 (a) (b)	2,931,000	2,787,703
Stagwell Global LLC 5.63%, 8/15/2029 (a)	9,568,000	9,265,077
		69,499,637
AEROSPACE & DEFENSE — 2.4%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	5,196,000	5,402,645
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	6,347,000	6,386,224
7.00%, 6/1/2032 (a) (b)	4,818,000	5,038,809
7.13%, 6/15/2026 (a)	147,000	149,390
7.25%, 7/1/2031 (a)	6,048,000	6,401,264
7.50%, 2/1/2029 (a)	5,687,000	6,014,742
7.88%, 4/15/2027 (a)	326,000	326,900
8.75%, 11/15/2030 (a) (b)	7,099,000	7,795,199
Moog, Inc. 4.25%, 12/15/2027 (a)	3,932,500	3,824,513
Spirit AeroSystems, Inc.:
9.38%, 11/30/2029 (a)	8,630,000	9,366,225
9.75%, 11/15/2030 (a)	9,624,000	10,734,995
TransDigm, Inc.:
4.63%, 1/15/2029	12,269,000	11,859,706
4.88%, 5/1/2029	6,145,000	5,982,649
5.50%, 11/15/2027	20,090,000	20,022,498
6.00%, 1/15/2033 (a)	13,142,000	13,328,222
6.38%, 3/1/2029 (a)	23,545,000	24,283,842
6.63%, 3/1/2032 (a)	17,549,000	18,290,445
6.75%, 8/15/2028 (a)	15,039,000	15,493,178
6.88%, 12/15/2030 (a)	12,653,000	13,250,222
7.13%, 12/1/2031 (a)	7,820,000	8,269,728
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	7,177,000	7,512,238
		199,733,634
Security Description	Principal Amount	Value
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 6.00%, 6/15/2030 (a)	$9,279,000	$9,364,552
Vector Group Ltd. 5.75%, 2/1/2029 (a)	6,530,500	6,625,519
		15,990,071
AIRLINES — 2.0%
Air Canada 3.88%, 8/15/2026 (a)	11,560,300	11,258,229
Allegiant Travel Co. 7.25%, 8/15/2027 (a) (b)	5,674,000	5,611,359
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	7,951,000	8,136,497
8.50%, 5/15/2029 (a)	7,890,000	8,365,846
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	17,035,249	16,984,995
5.75%, 4/20/2029 (a)	26,755,192	26,720,410
Avianca Midco 2 PLC 9.00%, 12/1/2028 (a)	11,620,500	11,615,336
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 11.00%, 4/15/2029 (a) (b)	9,317,893	9,353,022
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	17,438,000	18,367,446
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.:
8.00%, 9/20/2025 (a)	1,214,342	665,933
8.00%, 9/20/2025 (a) (b)	2,078,623	1,141,123
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	17,806,000	17,537,664
4.63%, 4/15/2029 (a)	17,102,000	16,523,781
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	8,193,000	7,033,936
7.88%, 5/1/2027 (a) (b)	4,850,000	4,740,002
9.50%, 6/1/2028 (a) (b)	4,444,000	4,338,988
		168,394,567
APPAREL — 0.3%
Hanesbrands, Inc. 9.00%, 2/15/2031 (a) (b)	4,568,000	4,931,522
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	3,582,000	3,244,253
S&S Holdings LLC 8.38%, 10/1/2031 (a) (c)	5,876,000	5,914,840
VF Corp.:
2.80%, 4/23/2027	1,978,000	1,875,777
2.95%, 4/23/2030	6,700,000	5,880,590
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	5,454,000	4,813,264
		26,660,246

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.4%
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	$7,659,000	$6,954,142
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	9,238,000	9,116,520
Jaguar Land Rover Automotive PLC:
5.88%, 1/15/2028 (a)	4,453,000	4,441,912
7.75%, 10/15/2025 (a) (b)	3,760,000	3,761,842
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	5,697,000	6,031,984
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	6,309,000	6,421,805
		36,728,205
AUTO PARTS & EQUIPMENT — 1.2%
Adient Global Holdings Ltd.:
7.00%, 4/15/2028 (a)	5,529,000	5,696,695
8.25%, 4/15/2031 (a) (b)	4,345,000	4,612,565
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029 (b)	5,475,000	5,012,581
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 5/15/2028 (a)	6,488,000	6,688,090
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	6,372,000	5,608,507
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	6,933,000	7,100,224
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029 (b)	8,094,000	7,435,067
5.25%, 4/30/2031 (b)	4,414,000	3,980,104
5.25%, 7/15/2031 (b)	5,329,500	4,812,006
Phinia, Inc. 6.75%, 4/15/2029 (a)	6,496,000	6,717,903
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	5,060,000	4,393,294
Tenneco, Inc. 8.00%, 11/17/2028 (a)	16,133,000	14,906,731
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (a)	6,798,000	6,859,114
6.88%, 4/14/2028 (a)	6,740,000	6,810,433
6.88%, 4/23/2032 (a)	6,050,000	6,064,641
7.13%, 4/14/2030 (a)	5,087,000	5,240,170
		101,938,125
BANKS — 0.5%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	3,799,000	3,806,781
7.63%, 5/1/2026 (a)	3,632,000	3,667,434
12.00%, 10/1/2028 (a)	6,258,000	6,840,682
12.25%, 10/1/2030 (a)	5,127,000	5,743,419
Intesa Sanpaolo SpA 1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a) (d)	8,245,000	7,367,979
Security Description	Principal Amount	Value
UniCredit SpA 5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (d)	$12,367,200	$12,188,494
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (b) (d)	5,360,000	4,933,827
		44,548,616
BEVERAGES — 0.2%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	6,247,000	5,987,937
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	6,219,000	6,210,045
		12,197,982
CHEMICALS — 2.2%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	5,754,000	2,880,625
Avient Corp.:
6.25%, 11/1/2031 (a)	4,853,000	4,975,878
7.13%, 8/1/2030 (a)	3,386,000	3,532,174
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	4,131,000	4,411,164
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	4,540,000	4,246,625
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	3,111,000	3,087,668
Cerdia Finanz GmbH:
9.38%, 10/3/2031 (a) (c)	7,877,000	8,035,328
10.50%, 2/15/2027 (a)	3,971,000	4,175,030
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	6,066,950	5,431,619
5.75%, 11/15/2028 (a)	7,591,000	7,204,542
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a)	5,259,000	4,439,806
12.00%, 2/15/2031 (a)	5,415,000	5,443,916
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	4,806,000	4,708,582
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	5,735,000	5,465,340
INEOS Finance PLC 7.50%, 4/15/2029 (a) (b)	6,138,000	6,415,990
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	397,000	386,416
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	6,107,000	5,726,778
Methanex Corp. 5.13%, 10/15/2027	7,590,000	7,508,028
OCI NV 6.70%, 3/16/2033 (a)	5,300,000	5,555,195

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a) (b)	$7,224,000	$6,895,019
7.25%, 6/15/2031 (a)	7,230,000	7,524,116
9.75%, 11/15/2028 (a)	11,722,000	12,518,041
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	258	255
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a) (b)	10,037,000	9,694,939
6.63%, 5/1/2029 (a) (b)	5,295,000	5,099,244
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	4,686,000	4,627,238
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	6,533,000	6,262,207
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	9,139,000	8,531,439
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	6,283,000	5,878,689
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	7,488,970	7,379,182
5.63%, 8/15/2029 (a) (b)	10,706,000	10,055,718
		178,096,791
COAL — 0.0% (e)
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	4,215,000	3,828,147
COMMERCIAL SERVICES — 5.3%
ADT Security Corp. 4.13%, 8/1/2029 (a)	5,723,000	5,465,808
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	4,034,000	4,049,975
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	21,010,000	21,475,792
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 6/1/2029 (a) (b)	8,550,000	7,623,351
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	17,606,000	16,526,045
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	5,878,000	5,264,043
APX Group, Inc.:
5.75%, 7/15/2029 (a)	5,424,000	5,369,435
6.75%, 2/15/2027 (a)	6,441,000	6,458,713
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	4,362,000	4,097,096
5.38%, 3/1/2029 (a) (b)	5,100,000	4,768,041
8.00%, 2/15/2031 (a) (b)	4,296,000	4,394,378
Security Description	Principal Amount	Value
8.25%, 1/15/2030 (a) (b)	$6,294,000	$6,440,398
Block, Inc.:
2.75%, 6/1/2026	7,673,000	7,436,748
3.50%, 6/1/2031 (b)	7,911,000	7,210,481
6.50%, 5/15/2032 (a) (b)	16,721,000	17,415,925
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	18,518,000	19,864,444
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	6,596,000	6,721,588
Cimpress PLC 7.38%, 9/15/2032 (a) (b)	4,454,000	4,493,997
CoreCivic, Inc. 8.25%, 4/15/2029 (b)	5,210,000	5,518,015
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	5,191,300	4,906,609
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	3,351,000	3,290,179
6.00%, 6/1/2029 (a)	3,465,000	3,329,865
8.25%, 8/1/2032 (a)	6,348,000	6,502,955
9.50%, 11/1/2027 (a)	5,496,000	5,498,253
GEO Group, Inc.:
8.63%, 4/15/2029	6,018,000	6,256,674
10.25%, 4/15/2031	5,666,000	6,047,492
Grand Canyon University 4.13%, 10/1/2024	24,000	24,000
Herc Holdings, Inc. 6.63%, 6/15/2029 (a) (b)	8,441,000	8,746,058
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	4,469,000	3,519,918
5.00%, 12/1/2029 (a) (b)	8,411,000	5,562,699
12.63%, 7/15/2029 (a) (b)	6,850,000	7,471,500
IHS Markit Ltd. 4.25%, 5/1/2029	15,000	14,449
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	4,963,000	4,768,401
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	4,301,000	4,128,229
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	9,053,000	6,530,653
5.75%, 11/1/2028 (a) (b)	8,304,571	3,822,096
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	23,762,000	23,262,285
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	7,939,000	7,315,630
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	6,687,000	6,367,562
6.25%, 1/15/2028 (a)	8,780,000	8,781,405
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	4,618,000	4,556,534
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (a)	10,616,000	10,698,274
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a) (b)	10,036,000	9,875,825
11.25%, 12/15/2027 (a) (b)	6,757,000	7,019,915

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Service Corp. International:
3.38%, 8/15/2030	$6,215,000	$5,628,366
4.00%, 5/15/2031	4,640,700	4,292,926
5.75%, 10/15/2032	7,391,000	7,438,746
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/2032 (a)	10,624,000	11,101,018
Sotheby's 7.38%, 10/15/2027 (a)	4,924,000	4,738,611
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	4,013,000	3,720,011
United Rentals North America, Inc.:
3.75%, 1/15/2032	5,468,000	4,989,878
3.88%, 11/15/2027	6,038,500	5,888,504
3.88%, 2/15/2031	7,389,000	6,872,435
4.00%, 7/15/2030	4,640,000	4,384,058
6.13%, 3/15/2034 (a)	11,153,000	11,523,503
Valvoline, Inc. 3.63%, 6/15/2031 (a)	5,438,000	4,862,496
VT Topco, Inc. 8.50%, 8/15/2030 (a)	4,895,000	5,226,881
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	7,755,000	8,166,325
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a) (b)	6,993,000	6,959,364
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	3,934,000	3,824,989
6.63%, 6/15/2029 (a)	4,275,000	4,404,233
7.38%, 10/1/2031 (a)	4,311,000	4,553,839
WW International, Inc. 4.50%, 4/15/2029 (a)	1,989,000	446,550
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	5,695,000	5,153,348
		433,067,814
COMPUTERS — 0.5%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a) (b)	5,542,000	5,339,052
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	5,747,000	5,317,929
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	17,646,000	17,217,379
NCR Voyix Corp.:
5.00%, 10/1/2028 (a) (b)	5,408,300	5,306,408
5.13%, 4/15/2029 (a) (b)	9,347,600	9,142,887
		42,323,655
CONSTRUCTION MATERIALS — 2.2%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	3,244,000	2,023,607
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	5,518,000	5,769,676
Security Description	Principal Amount	Value
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	$10,609,000	$9,802,504
5.00%, 3/1/2030 (a)	5,035,000	4,941,248
6.38%, 6/15/2032 (a)	5,714,000	5,924,447
6.38%, 3/1/2034 (a)	8,721,000	9,058,154
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	6,605,800	6,689,363
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	5,134,000	5,275,031
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	4,282,000	3,962,392
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	4,788,000	4,837,460
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	21,624,000	22,294,777
6.75%, 7/15/2031 (a)	6,364,000	6,640,261
Griffon Corp. 5.75%, 3/1/2028	8,315,500	8,201,411
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	6,508,000	6,831,838
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	6,177,000	6,403,078
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	3,578,000	3,483,863
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	4,401,000	4,301,405
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	4,540,000	4,428,089
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	8,905,000	8,952,998
8.88%, 11/15/2031 (a)	10,921,000	11,782,885
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a) (b)	6,342,000	6,580,903
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	8,603,500	7,669,762
4.38%, 7/15/2030 (a)	12,977,000	12,266,120
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	5,396,000	5,345,494
7.25%, 1/15/2031 (a)	5,370,000	5,689,515
Wilsonart LLC 11.00%, 8/15/2032 (a) (b)	4,640,000	4,640,511
		183,796,792

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
DISTRIBUTION & WHOLESALE — 0.8%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	$5,216,000	$5,020,400
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	5,652,000	5,669,747
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	4,842,000	4,838,949
Gates Corp. 6.88%, 7/1/2029 (a)	4,774,000	4,946,007
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	9,656,000	9,060,901
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	5,355,000	5,503,066
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	4,670,000	4,830,788
7.75%, 3/15/2031 (a)	6,338,000	6,762,583
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	4,202,000	4,373,736
Verde Purchaser LLC 10.50%, 11/30/2030 (a)	7,580,000	8,231,652
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	6,789,000	7,265,656
		66,503,485
DIVERSIFIED FINANCIAL SERVICES — 4.8%
AG Issuer LLC 6.25%, 3/1/2028 (a)	5,494,000	5,387,197
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	4,311,000	4,417,137
Ally Financial, Inc. 6.70%, 2/14/2033 (b)	4,003,000	4,102,715
Aretec Group, Inc. 10.00%, 8/15/2030 (a) (b)	8,311,000	8,854,789
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	9,770,000	10,330,407
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (a)	7,067,000	7,604,163
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	8,308,000	7,473,877
3.63%, 10/1/2031 (a)	6,967,000	5,908,434
Credit Acceptance Corp. 9.25%, 12/15/2028 (a) (b)	6,017,000	6,439,454
Encore Capital Group, Inc.:
8.50%, 5/15/2030 (a)	5,343,000	5,630,347
9.25%, 4/1/2029 (a)	4,824,000	5,195,979
Enova International, Inc. 9.13%, 8/1/2029 (a)	5,850,000	6,004,089
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	9,325,000	9,396,709
Freedom Mortgage Holdings LLC:
9.13%, 5/15/2031 (a)	7,645,000	7,852,103
9.25%, 2/1/2029 (a)	10,350,000	10,766,898
GGAM Finance Ltd.:
8.00%, 2/15/2027 (a)	6,459,000	6,752,432
Security Description	Principal Amount	Value
8.00%, 6/15/2028 (a)	$6,316,000	$6,774,289
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	10,357,000	10,516,084
goeasy Ltd.:
7.63%, 7/1/2029 (a)	4,600,000	4,766,658
9.25%, 12/1/2028 (a) (b)	5,410,000	5,834,306
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a) (b)	2,563,500	2,468,702
7.13%, 4/30/2031 (a)	10,486,000	11,112,853
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	8,580,000	8,164,985
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/2029 (a)	1,481,000	1,542,106
8.13%, 3/30/2029 (a)	3,696,000	3,929,328
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	9,010,000	8,738,258
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a)	4,407,000	4,385,935
5.13%, 12/15/2030 (a)	4,803,000	4,606,701
5.50%, 8/15/2028 (a)	5,001,000	4,954,541
5.75%, 11/15/2031 (a)	4,793,000	4,696,181
6.00%, 1/15/2027 (a)	4,725,000	4,724,386
6.50%, 8/1/2029 (a)	10,373,000	10,553,490
7.13%, 2/1/2032 (a)	6,516,000	6,815,345
Navient Corp.:
4.88%, 3/15/2028	5,445,000	5,264,662
5.00%, 3/15/2027	6,579,000	6,522,552
5.50%, 3/15/2029 (b)	6,893,200	6,687,507
9.38%, 7/25/2030	4,284,000	4,752,841
11.50%, 3/15/2031	4,639,000	5,299,965
OneMain Finance Corp.:
3.50%, 1/15/2027	6,506,000	6,217,134
3.88%, 9/15/2028	5,185,000	4,809,087
4.00%, 9/15/2030	6,588,800	5,865,811
5.38%, 11/15/2029 (b)	6,784,000	6,516,032
7.13%, 11/15/2031	7,551,000	7,644,632
7.50%, 5/15/2031	5,560,000	5,725,021
7.88%, 3/15/2030	6,921,000	7,238,743
9.00%, 1/15/2029	7,595,600	8,047,310
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	4,852,000	4,631,525
5.38%, 10/15/2025 (a)	5,061,000	5,055,585
5.75%, 9/15/2031 (a)	2,779,000	2,723,698
7.13%, 11/15/2030 (a)	7,320,000	7,584,398
7.88%, 12/15/2029 (a)	7,337,000	7,819,188
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	9,087,933	8,727,051
3.63%, 3/1/2029 (a)	6,590,000	6,200,465
3.88%, 3/1/2031 (a)	8,461,000	7,793,342
4.00%, 10/15/2033 (a) (b)	6,470,250	5,812,678

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SLM Corp.:
3.13%, 11/2/2026	$3,088,000	$2,968,556
4.20%, 10/29/2025	4,897,000	4,844,161
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	4,221,000	4,496,167
Synchrony Financial 7.25%, 2/2/2033 (b)	6,540,000	6,806,832
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	6,153,000	6,157,492
5.50%, 4/15/2029 (a)	5,775,000	5,624,330
5.75%, 6/15/2027 (a)	5,831,000	5,797,180
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	4,960,000	5,208,050
		395,542,873
ELECTRIC — 2.5%
AES Corp. 5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (d)	8,577,000	9,027,721
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (d)	5,802,000	5,432,297
Alpha Generation LLC 6.75%, 10/15/2032 (a)	7,095,000	7,201,070
Calpine Corp.:
3.75%, 3/1/2031 (a)	6,479,000	5,998,841
4.50%, 2/15/2028 (a)	12,592,000	12,292,814
4.63%, 2/1/2029 (a)	5,853,000	5,652,593
5.00%, 2/1/2031 (a)	6,329,000	6,129,320
5.13%, 3/15/2028 (a)	11,338,000	11,172,919
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	7,059,000	6,462,656
4.75%, 3/15/2028 (a)	7,628,000	7,486,806
Edison International 5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (d)	4,742,000	4,989,532
EUSHI Finance, Inc. 5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (a) (b) (d)	5,246,000	5,543,920
Lightning Power LLC 7.25%, 8/15/2032 (a)	13,847,600	14,539,841
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	1,957,000	1,905,785
7.25%, 1/15/2029 (a) (b)	8,087,000	8,524,183
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	4,461,000	4,159,615
3.63%, 2/15/2031 (a)	7,278,000	6,598,963
5.75%, 1/15/2028 (a)	840	846
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	5,189,000	5,015,065
Security Description	Principal Amount	Value
PG&E Corp.:
5.00%, 7/1/2028	$8,537,000	$8,467,423
5.25%, 7/1/2030	6,970,000	6,928,738
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (d)	12,973,000	13,624,245
Pike Corp. 5.50%, 9/1/2028 (a)	6,581,000	6,442,273
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	9,464,100	10,318,424
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	8,672,000	8,396,751
5.00%, 7/31/2027 (a)	1,577,000	1,566,907
6.88%, 4/15/2032 (a)	9,605,000	10,111,376
7.75%, 10/15/2031 (a)	10,336,000	11,124,740
		205,115,664
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	4,440,000	4,205,523
4.75%, 6/15/2028 (a)	4,991,000	4,848,058
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a) (b)	7,346,000	7,591,797
6.63%, 3/15/2032 (a)	7,155,000	7,449,357
7.25%, 6/15/2028 (a)	5,770,000	5,907,557
		30,002,292
ELECTRONICS — 0.8%
Coherent Corp. 5.00%, 12/15/2029 (a) (b)	7,460,000	7,293,791
EquipmentShare.com, Inc.:
8.00%, 3/15/2033 (a)	4,802,000	4,916,432
8.63%, 5/15/2032 (a)	5,480,000	5,755,151
Imola Merger Corp. 4.75%, 5/15/2029 (a)	18,628,000	18,179,252
Sensata Technologies BV:
4.00%, 4/15/2029 (a) (b)	8,924,000	8,506,178
5.88%, 9/1/2030 (a)	3,773,000	3,790,167
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	7,475,500	6,846,212
6.63%, 7/15/2032 (a)	4,018,000	4,187,359
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	3,263,000	3,093,683
		62,568,225
ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC 4.75%, 1/15/2030 (a)	6,102,000	5,837,295
ENGINEERING & CONSTRUCTION — 0.4%
Arcosa, Inc. 6.88%, 8/15/2032 (a)	5,160,000	5,399,785
Artera Services LLC 8.50%, 2/15/2031 (a)	6,175,500	6,121,712
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	12,812,000	13,712,299
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	4,008,000	3,869,644

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Signature Aviation U.S. Holdings, Inc. 4.00%, 3/1/2028 (a)	$420,000	$376,551
TopBuild Corp. 4.13%, 2/15/2032 (a)	3,840,000	3,537,638
		33,017,629
ENTERTAINMENT — 2.8%
Affinity Interactive 6.88%, 12/15/2027 (a)	6,787,000	5,829,626
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	2,918,000	1,242,339
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a) (b)	8,987,000	6,964,835
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	4,860,400	4,680,808
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	10,838,000	10,313,549
6.50%, 2/15/2032 (a)	13,957,000	14,436,004
7.00%, 2/15/2030 (a)	17,898,000	18,701,262
8.13%, 7/1/2027 (a)	9,874,000	10,082,835
Churchill Downs, Inc.:
5.75%, 4/1/2030 (a)	6,657,000	6,665,188
6.75%, 5/1/2031 (a)	5,423,000	5,607,599
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	4,041,000	3,972,909
7.00%, 8/1/2032 (a)	6,162,000	6,438,058
International Game Technology PLC:
4.13%, 4/15/2026 (a)	6,627,000	6,544,361
5.25%, 1/15/2029 (a)	6,721,000	6,692,637
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	5,133,000	4,988,609
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	4,414,600	4,448,504
7.25%, 11/15/2029 (a)	4,181,000	4,325,454
7.50%, 9/1/2031 (a)	4,748,000	4,980,320
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a) (b)	4,127,000	3,972,031
4.75%, 10/15/2027 (a) (b)	7,136,000	7,039,164
6.50%, 5/15/2027 (a)	8,462,000	8,632,171
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	6,246,000	6,263,676
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	4,721,000	4,525,692
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	11,223,500	11,100,939
13.25%, 12/15/2027 (a)	2,001,000	2,269,614
Security Description	Principal Amount	Value
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	$5,643,000	$4,236,990
5.88%, 9/1/2031 (a) (b)	6,840,000	4,669,258
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	6,276,000	6,231,503
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	5,672,000	5,533,490
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a) (b)	6,888,000	7,128,598
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63%, 5/1/2032 (a)	6,647,000	6,882,437
Vail Resorts, Inc. 6.50%, 5/15/2032 (a) (b)	5,253,000	5,489,963
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	1,464,000	1,445,920
6.25%, 3/15/2033 (a)	6,973,000	7,067,136
7.13%, 2/15/2031 (a)	8,865,000	9,595,919
		228,999,398
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc. 6.38%, 2/1/2031 (a) (b)	4,640,000	4,752,242
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	7,223,000	6,882,941
4.00%, 8/1/2028 (a)	4,243,000	4,079,220
4.38%, 8/15/2029 (a) (b)	5,254,000	5,031,703
4.75%, 6/15/2029 (a)	4,761,000	4,641,118
5.13%, 12/15/2026 (a)	3,119,000	3,111,514
6.75%, 1/15/2031 (a)	6,995,000	7,339,854
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	4,740,500	4,577,759
5.88%, 6/30/2029 (a) (b)	8,932,000	8,702,984
Reworld Holding Corp. 4.88%, 12/1/2029 (a)	5,278,000	4,969,131
Stericycle, Inc. 3.88%, 1/15/2029 (a)	2,228,000	2,218,464
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	5,040,000	5,243,818
		61,550,748
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a)	5,456,000	5,279,717
3.50%, 3/15/2029 (a)	9,887,000	9,212,904
4.63%, 1/15/2027 (a)	13,103,500	12,781,023
4.88%, 2/15/2030 (a) (b)	7,921,000	7,791,016

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 2/15/2028 (a) (b)	$6,496,000	$6,613,383
B&G Foods, Inc.:
5.25%, 9/15/2027 (b)	3,366,018	3,229,694
8.00%, 9/15/2028 (a) (b)	8,298,000	8,677,716
Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 7/1/2029 (a) (b)	3,992,000	4,192,079
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a) (b)	4,699,000	4,985,733
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	7,149,000	7,437,248
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	7,380,000	6,922,588
4.38%, 1/31/2032 (a)	5,736,000	5,318,821
4.88%, 5/15/2028 (a)	3,902,000	3,879,173
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	7,326,000	6,963,949
6.13%, 9/15/2032 (a)	5,650,000	5,778,481
Post Holdings, Inc.:
4.50%, 9/15/2031 (a) (b)	9,141,000	8,546,012
4.63%, 4/15/2030 (a)	9,373,000	8,964,899
6.25%, 2/15/2032 (a)	6,352,000	6,543,513
6.25%, 10/15/2034 (a) (c)	4,867,000	4,905,401
6.38%, 3/1/2033 (a)	10,840,000	11,020,920
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	6,336,000	6,010,710
TreeHouse Foods, Inc. 4.00%, 9/1/2028	3,214,000	2,973,689
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a) (b)	2,516,000	2,435,261
4.75%, 2/15/2029 (a)	6,051,000	5,904,445
5.75%, 4/15/2033 (a) (c)	5,015,000	5,021,219
6.88%, 9/15/2028 (a)	5,651,000	5,891,167
7.25%, 1/15/2032 (a)	3,659,000	3,872,576
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	5,214,000	4,972,905
		176,126,242
FOOD SERVICE — 0.1%
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	6,122,000	6,152,671
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	7,321,000	6,709,697
Glatfelter Corp. 4.75%, 11/15/2029 (a)	3,893,000	3,498,639
Mercer International, Inc. 5.13%, 2/1/2029	8,880,000	7,569,756
		17,778,092
Security Description	Principal Amount	Value
GAS — 0.1%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (b) (d)	$8,621,000	$8,798,937
HEALTH CARE PRODUCTS — 1.4%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	5,566,000	5,267,050
4.63%, 7/15/2028 (a)	10,999,000	10,754,272
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	13,403,000	14,176,889
Embecta Corp. 5.00%, 2/15/2030 (a) (b)	3,821,000	3,515,091
Hologic, Inc. 3.25%, 2/15/2029 (a)	5,573,000	5,194,370
Medline Borrower LP:
3.88%, 4/1/2029 (a)	38,468,000	36,418,040
5.25%, 10/1/2029 (a)	21,352,000	20,950,796
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	11,298,000	11,650,611
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	6,544,000	6,801,834
Teleflex, Inc. 4.25%, 6/1/2028 (a)	4,559,000	4,415,255
		119,144,208
HEALTH CARE SERVICES — 4.3%
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	1,948,750	1,914,939
3.50%, 4/1/2030 (a)	1,465,000	1,441,033
5.00%, 7/15/2027 (a)	1,247,000	1,240,989
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	3,426,000	3,223,935
4.00%, 3/15/2031 (a)	3,645,500	3,362,208
4.25%, 5/1/2028 (a)	5,764,000	5,601,052
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	9,750,000	8,568,398
5.25%, 5/15/2030 (a)	12,821,000	11,795,448
5.63%, 3/15/2027 (a)	16,836,000	16,558,711
6.00%, 1/15/2029 (a)	5,526,000	5,362,762
6.13%, 4/1/2030 (a)	10,703,000	9,127,411
6.88%, 4/1/2028 (a)	5,339,000	4,479,635
6.88%, 4/15/2029 (a) (b)	10,380,000	9,400,958
8.00%, 12/15/2027 (a)	5,549,000	5,564,371
10.88%, 1/15/2032 (a)	19,056,000	21,003,714
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a)	4,457,000	4,692,642
DaVita, Inc.:
3.75%, 2/15/2031 (a)	14,351,500	12,930,558
4.63%, 6/1/2030 (a)	18,741,250	17,836,985
6.88%, 9/1/2032 (a)	7,951,000	8,214,576
Encompass Health Corp. 4.50%, 2/1/2028	1,384,000	1,358,341

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	$8,573,000	$8,648,871
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a) (b)	7,254,000	7,311,307
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	3,201,000	3,095,847
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	6,343,000	6,793,226
IQVIA, Inc. 6.50%, 5/15/2030 (a)	3,683,000	3,844,094
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	4,716,000	4,624,132
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	4,197,000	3,952,399
9.88%, 8/15/2030 (a)	7,034,000	7,748,514
10.00%, 6/1/2032 (a) (b)	7,497,000	8,258,320
11.00%, 10/15/2030 (a)	9,624,000	10,882,049
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a) (b)	5,241,000	3,289,042
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	4,337,000	4,029,767
3.88%, 5/15/2032 (a)	5,402,600	4,939,597
4.38%, 6/15/2028 (a)	7,296,000	7,092,733
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	14,156,000	14,588,041
Star Parent, Inc. 9.00%, 10/1/2030 (a)	8,545,000	9,180,833
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	6,020,000	6,283,495
Tenet Healthcare Corp.:
4.25%, 6/1/2029	10,924,000	10,542,534
4.38%, 1/15/2030	12,008,000	11,526,960
4.63%, 6/15/2028	5,900,300	5,796,042
6.13%, 10/1/2028 (b)	16,080,000	16,213,303
6.13%, 6/15/2030	18,398,000	18,708,374
6.75%, 5/15/2031	12,608,500	13,151,926
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a) (b)	8,283,000	8,577,129
		352,757,201
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Benteler International AG 10.50%, 5/15/2028 (a)	6,355,000	6,719,840
Stena International SA 7.25%, 1/15/2031 (a) (b)	5,908,000	6,199,619
		12,919,459
HOME BUILDERS — 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.88%, 2/15/2030 (a)	3,766,000	3,544,371
Century Communities, Inc. 3.88%, 8/15/2029 (a)	3,993,000	3,740,962
Security Description	Principal Amount	Value
Mattamy Group Corp.:
4.63%, 3/1/2030 (a) (b)	$4,790,000	$4,586,473
5.25%, 12/15/2027 (a)	3,804,000	3,785,855
Taylor Morrison Communities, Inc. 5.13%, 8/1/2030 (a)	3,895,000	3,876,382
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	3,858,000	3,599,784
		23,133,827
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	6,927,000	6,170,433
4.00%, 4/15/2029 (a)	5,655,000	5,269,555
		11,439,988
HOUSEHOLD PRODUCTS — 0.2%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	3,673,000	3,480,461
5.50%, 6/1/2028 (a)	5,218,000	5,185,388
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	1,104,000	254,594
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	6,457,000	6,514,467
		15,434,910
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	5,899,000	5,525,475
Central Garden & Pet Co. 4.13%, 10/15/2030 (b)	3,330,000	3,096,234
Kronos Acquisition Holdings, Inc. 8.25%, 6/30/2031 (a)	5,077,000	5,097,562
		13,719,271
HOUSEWARES — 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a) (c)	6,567,000	6,571,071
Newell Brands, Inc.:
6.38%, 9/15/2027 (b)	6,691,000	6,783,403
6.63%, 9/15/2029 (b)	5,726,000	5,795,571
SWF Holdings I Corp. 6.50%, 10/1/2029 (a) (b)	21,000	13,399
		19,163,444
INSURANCE — 3.2%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	5,515,000	5,217,025
6.00%, 8/1/2029 (a)	4,352,500	4,198,378
7.50%, 11/6/2030 (a)	9,846,000	10,140,198
8.25%, 2/1/2029 (a)	8,371,000	8,639,709
8.50%, 6/15/2029 (a)	4,021,000	4,204,237

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	$4,996,000	$4,784,819
6.50%, 10/1/2031 (a)	8,164,000	8,259,356
6.75%, 10/15/2027 (a)	11,310,000	11,270,528
6.75%, 4/15/2028 (a)	12,525,000	12,725,651
7.00%, 1/15/2031 (a)	13,505,000	13,881,114
7.38%, 10/1/2032 (a) (b)	6,336,000	6,428,632
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	4,705,000	4,516,282
6.38%, 2/15/2029 (a)	6,543,000	6,699,574
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	7,840,000	8,109,382
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	8,214,000	8,500,504
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a) (b)	4,842,000	4,665,896
7.50%, 2/15/2032 (a) (b)	4,256,000	4,379,807
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	4,660,000	4,903,718
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	5,584,500	5,340,402
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (d)	6,203,000	5,969,023
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (d)	5,036,000	5,245,447
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	8,020,000	8,321,392
8.13%, 2/15/2032 (a)	4,426,000	4,544,617
HUB International Ltd.:
5.63%, 12/1/2029 (a)	4,273,000	4,191,044
7.25%, 6/15/2030 (a)	28,197,000	29,397,346
7.38%, 1/31/2032 (a)	15,443,000	15,961,267
Jones Deslauriers Insurance Management, Inc.:
8.50%, 3/15/2030 (a)	8,990,000	9,638,269
10.50%, 12/15/2030 (a)	254,000	276,497
Liberty Mutual Group, Inc. 5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (d)	4,480,200	4,246,065
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	26,240,000	27,510,016
Ryan Specialty LLC 5.88%, 8/1/2032 (a)	5,239,000	5,324,920
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	3,183,000	3,151,966
USI, Inc. 7.50%, 1/15/2032 (a)	4,233,000	4,386,573
		265,029,654
Security Description	Principal Amount	Value
INTERNET — 1.7%
Acuris Finance U.S., Inc./Acuris Finance SARL 9.00%, 8/1/2029 (a)	$4,351,000	$4,380,500
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	4,693,000	4,304,748
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a) (b)	6,355,500	5,844,899
6.13%, 12/1/2028 (a)	4,246,000	3,638,864
Cogent Communications Group LLC 3.50%, 5/1/2026 (a)	5,296,000	5,163,971
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	8,904,000	9,302,187
Gen Digital, Inc.:
6.75%, 9/30/2027 (a)	6,882,000	7,074,008
7.13%, 9/30/2030 (a) (b)	4,037,000	4,237,155
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (a)	3,941,000	3,699,101
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	3,621,000	3,360,940
ION Trading Technologies SARL 9.50%, 5/30/2029 (a)	5,232,000	5,354,167
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	6,116,000	5,479,386
4.13%, 8/1/2030 (a)	3,634,000	3,407,675
4.63%, 6/1/2028 (a)	5,376,000	5,227,031
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	4,936,000	3,094,280
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	4,622,000	3,123,871
11.75%, 10/15/2028 (a)	4,397,000	4,333,727
Rakuten Group, Inc.:
5 yr. CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (d)	3,728,000	3,552,262
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (d)	6,622,000	5,831,399
9.75%, 4/15/2029 (a)	19,911,000	21,754,360
11.25%, 2/15/2027 (a)	17,506,300	19,185,679
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	10,000	10,196
Wayfair LLC 7.25%, 10/31/2029 (a) (c)	5,822,000	5,963,009
		137,323,415
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	7,727,000	7,504,540
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029 (b)	6,337,000	5,538,221
5.25%, 5/15/2027	12,666,000	12,137,828
9.00%, 6/15/2030 (a)	7,600,000	7,649,780

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
9.75%, 1/15/2029 (a)	$4,995,000	$5,182,712
		38,013,081
IRON/STEEL — 0.7%
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	6,947,000	7,038,075
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	1,985,000	1,988,732
6.75%, 4/15/2030 (a)	8,227,000	8,365,460
7.00%, 3/15/2032 (a)	13,104,000	13,249,848
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	5,535,000	5,616,199
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	6,376,000	6,541,840
8.50%, 5/1/2030 (a) (b)	5,737,000	5,979,101
9.25%, 10/1/2028 (a)	10,321,000	10,961,521
		59,740,776
IT SERVICES — 0.7%
Amentum Escrow Corp. 7.25%, 8/1/2032 (a)	8,878,000	9,263,483
ASGN, Inc. 4.63%, 5/15/2028 (a)	5,219,000	5,072,033
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	6,965,000	7,352,115
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	3,944,000	4,121,401
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	12,792,000	14,082,969
Seagate HDD Cayman:
8.25%, 12/15/2029 (b)	4,068,000	4,416,017
8.50%, 7/15/2031	3,620,000	3,949,528
9.63%, 12/1/2032	5,662,614	6,573,049
		54,830,595
LEISURE TIME — 2.7%
Amer Sports Co. 6.75%, 2/16/2031 (a) (b)	7,008,000	7,179,135
Carnival Corp.:
5.75%, 3/1/2027 (a)	23,172,000	23,474,395
6.00%, 5/1/2029 (a) (b)	16,153,000	16,346,998
7.63%, 3/1/2026 (a)	10,448,000	10,552,062
10.50%, 6/1/2030 (a)	7,495,000	8,139,870
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	16,050,000	17,323,247
ClubCorp Holdings, Inc. 8.50%, 9/15/2025 (a)	53,000	49,517
Life Time, Inc. 5.75%, 1/15/2026 (a)	7,601,000	7,602,368
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a) (b)	3,812,000	3,712,964
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	12,914,000	12,916,454
5.88%, 2/15/2027 (a)	9,708,000	9,737,221
7.75%, 2/15/2029 (a) (b)	4,492,000	4,812,145
Security Description	Principal Amount	Value
8.13%, 1/15/2029 (a)	$7,727,000	$8,253,827
8.38%, 2/1/2028 (a)	4,895,000	5,141,365
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	2,570,000	2,620,963
Royal Caribbean Cruises Ltd.:
4.25%, 7/1/2026 (a)	6,508,000	6,432,637
5.38%, 7/15/2027 (a)	8,102,000	8,165,925
5.50%, 8/31/2026 (a)	8,555,000	8,638,925
5.50%, 4/1/2028 (a)	13,357,000	13,524,764
5.63%, 9/30/2031 (a)	6,819,000	6,907,101
6.00%, 2/1/2033 (a)	16,406,000	16,819,267
6.25%, 3/15/2032 (a) (b)	9,739,000	10,103,531
Viking Cruises Ltd.:
7.00%, 2/15/2029 (a)	4,187,000	4,238,877
9.13%, 7/15/2031 (a)	4,572,000	4,996,327
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	1,404,000	1,394,691
		219,084,576
LODGING — 2.5%
Boyd Gaming Corp.:
4.75%, 12/1/2027	3,857,000	3,820,127
4.75%, 6/15/2031 (a)	7,630,000	7,281,538
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	3,875,000	3,918,284
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	10,464,000	9,451,922
3.75%, 5/1/2029 (a) (b)	6,616,000	6,277,856
4.00%, 5/1/2031 (a)	7,860,000	7,349,414
5.75%, 5/1/2028 (a)	1,212,000	1,217,490
5.88%, 4/1/2029 (a)	4,633,000	4,752,439
5.88%, 3/15/2033 (a)	3,223,000	3,284,140
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.:
4.88%, 7/1/2031 (a)	4,425,000	4,019,670
5.00%, 6/1/2029 (a)	6,485,000	6,160,815
6.63%, 1/15/2032 (a)	9,666,000	9,793,011
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a) (b)	3,534,000	3,322,702
Melco Resorts Finance Ltd.:
5.38%, 12/4/2029 (a)	9,155,000	8,589,862
5.63%, 7/17/2027	3,007,000	2,928,788
5.75%, 7/21/2028 (a)	7,422,000	7,182,195
7.63%, 4/17/2032 (a)	6,348,000	6,543,899
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a)	6,064,000	5,895,239
7.13%, 6/26/2031 (a)	5,924,000	6,100,239
MGM Resorts International:
4.75%, 10/15/2028	5,020,300	4,919,743
6.13%, 9/15/2029 (b)	7,409,000	7,504,206
6.50%, 4/15/2032	7,344,000	7,476,559

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Station Casinos LLC:
4.50%, 2/15/2028 (a)	$5,293,000	$5,112,509
4.63%, 12/1/2031 (a) (b)	4,097,000	3,802,753
6.63%, 3/15/2032 (a)	4,952,000	5,064,559
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	9,580,000	8,803,541
6.50%, 1/15/2028 (a)	5,230,000	5,126,864
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	6,454,000	6,108,066
6.63%, 7/31/2026 (a)	5,737,000	5,843,536
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	4,718,000	4,549,709
Wynn Macau Ltd.:
5.13%, 12/15/2029 (a) (b)	10,264,000	9,636,870
5.50%, 1/15/2026 (a)	8,458,000	8,394,396
5.63%, 8/26/2028 (a)	12,965,000	12,584,348
		202,817,289
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp.:
5.00%, 5/15/2029 (a)	4,194,000	4,091,583
6.25%, 10/15/2032 (a) (c)	5,156,000	5,156,000
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	6,331,000	6,125,242
		15,372,825
MACHINERY-DIVERSIFIED — 0.7%
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	12,560,000	13,243,013
9.50%, 1/1/2031 (a) (b)	3,360,000	3,664,450
Esab Corp. 6.25%, 4/15/2029 (a)	5,184,000	5,330,966
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a) (b)	2,744,000	1,836,696
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a) (b)	8,015,000	8,335,600
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	4,620,000	4,899,233
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	5,579,000	5,855,830
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	13,665,000	13,523,977
		56,689,765
MEDIA — 7.9%
Altice Financing SA:
5.00%, 1/15/2028 (a) (b)	12,167,000	10,289,024
5.75%, 8/15/2029 (a)	19,973,000	16,097,439
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	8,365,400	6,047,766
10.25%, 1/15/2029 (a)	8,129,000	8,370,838
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	7,191,000	5,723,605
Security Description	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	$25,674,000	$22,675,534
4.25%, 1/15/2034 (a)	16,846,000	13,833,261
4.50%, 8/15/2030 (a)	22,227,000	20,119,880
4.50%, 5/1/2032	22,582,500	19,518,506
4.50%, 6/1/2033 (a) (b)	17,349,000	14,731,209
4.75%, 2/1/2032 (a)	10,479,000	9,215,128
6.38%, 9/1/2029 (a) (b)	15,156,000	15,177,067
7.38%, 3/1/2031 (a)	10,572,000	10,809,659
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	79,957
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	8,793,000	6,252,966
4.13%, 12/1/2030 (a) (b)	9,677,000	7,052,985
4.50%, 11/15/2031 (a)	10,539,000	7,663,118
4.63%, 12/1/2030 (a)	14,871,500	7,545,799
5.00%, 11/15/2031 (a)	3,418,000	1,683,126
5.75%, 1/15/2030 (a)	5,793,000	2,997,877
6.50%, 2/1/2029 (a)	2,082,000	1,722,376
11.25%, 5/15/2028 (a)	8,703,000	8,403,878
11.75%, 1/31/2029 (a)	18,054,000	17,425,540
Directv Financing LLC 8.88%, 2/1/2030 (a)	6,775,000	6,825,406
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	32,456,600	31,824,995
DISH DBS Corp.:
5.13%, 6/1/2029	13,291,000	8,910,552
5.25%, 12/1/2026 (a)	20,173,500	18,708,299
5.75%, 12/1/2028 (a) (b)	26,711,000	23,453,861
7.38%, 7/1/2028	10,073,000	7,526,948
DISH Network Corp. 11.75%, 11/15/2027 (a)	30,718,333	32,216,466
GCI LLC 4.75%, 10/15/2028 (a)	5,640,000	5,415,415
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	6,601,000	4,221,934
5.38%, 11/15/2031 (a)	10,086,000	6,298,001
10.50%, 7/15/2029 (a)	10,636,000	11,120,895
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	3,910,750	2,541,010
8.38%, 5/1/2027	387,000	205,172
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a) (b)	6,749,000	5,487,747
6.75%, 10/15/2027 (a)	11,063,000	10,110,808
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	7,090,000	7,006,905
7.38%, 9/1/2031 (a)	5,409,000	5,611,567
8.00%, 8/1/2029 (a)	4,945,000	4,965,818
Midcontinent Communications 8.00%, 8/15/2032 (a)	6,633,000	6,759,359

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
News Corp.:
3.88%, 5/15/2029 (a)	$8,737,000	$8,263,105
5.13%, 2/15/2032 (a)	3,060,000	3,007,919
Nexstar Media, Inc. 4.75%, 11/1/2028 (a) (b)	8,884,500	8,476,257
Paramount Global 5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (b) (d)	8,716,000	8,017,413
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a) (b)	5,279,000	4,504,993
6.50%, 9/15/2028 (a)	4,358,000	2,868,043
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a) (b)	4,261,000	3,174,530
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a) (b)	6,438,000	5,047,778
5.50%, 3/1/2030 (a)	21,000	15,170
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	8,500,000	8,216,440
3.88%, 9/1/2031 (a) (b)	13,823,000	12,040,248
4.00%, 7/15/2028 (a)	16,751,000	15,802,726
4.13%, 7/1/2030 (a) (b)	11,870,000	10,774,399
Sunrise FinCo I BV 4.88%, 7/15/2031 (a)	10,098,018	9,557,875
TEGNA, Inc.:
4.63%, 3/15/2028	9,019,000	8,651,205
4.75%, 3/15/2026 (a) (b)	4,985,000	4,926,925
5.00%, 9/15/2029	2,010,000	1,914,625
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	3,934,000	3,928,728
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	9,848,000	8,797,415
6.63%, 6/1/2027 (a)	13,277,000	13,317,362
7.38%, 6/30/2030 (a) (b)	7,212,000	6,973,355
8.00%, 8/15/2028 (a)	11,617,500	11,881,450
8.50%, 7/31/2031 (a) (b)	10,805,000	10,827,258
Urban One, Inc. 7.38%, 2/1/2028 (a)	6,073,000	4,336,608
Virgin Media Finance PLC 5.00%, 7/15/2030 (a) (b)	8,402,000	7,383,257
Virgin Media Secured Finance PLC 4.50%, 8/15/2030 (a)	8,487,000	7,540,615
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	4,897,000	4,718,113
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	11,495,000	10,572,986
Ziggo Bond Co. BV 5.13%, 2/28/2030 (a) (b)	6,154,000	5,675,280
Ziggo BV 4.88%, 1/15/2030 (a)	7,418,000	7,049,251
		650,909,025
Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	$2,503,000	$2,555,938
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	3,876,000	3,722,976
Vallourec SACA 7.50%, 4/15/2032 (a)	6,265,000	6,644,095
		12,923,009
MINING — 1.3%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	4,359,000	4,180,237
5.50%, 12/15/2027 (a)	497,000	498,923
7.13%, 3/15/2031 (a)	8,121,000	8,646,185
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a)	6,926,000	7,433,884
11.50%, 10/1/2031 (a)	4,288,000	4,846,684
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a) (b)	5,781,000	5,753,482
Constellium SE 3.75%, 4/15/2029 (a)	4,380,000	4,090,964
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	10,761,000	10,041,842
4.50%, 9/15/2027 (a)	2,617,000	2,568,402
5.88%, 4/15/2030 (a) (b)	7,368,000	7,448,164
6.13%, 4/15/2032 (a)	6,791,000	6,945,224
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (b)	892,000	882,581
4.50%, 4/1/2026 (a)	521,000	515,498
6.13%, 4/1/2029	4,316,000	4,379,316
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	5,181,000	4,742,687
4.63%, 3/1/2028 (a)	3,579,000	3,464,830
Novelis Corp.:
3.25%, 11/15/2026 (a)	6,535,000	6,315,685
3.88%, 8/15/2031 (a)	6,200,000	5,668,164
4.75%, 1/30/2030 (a)	12,487,000	12,090,038
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	5,121,000	5,374,746
		105,887,536
MISCELLANEOUS MANUFACTURER — 0.3%
Calderys Financing LLC 11.25%, 6/1/2028 (a)	4,441,000	4,773,586
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	6,412,000	6,401,099
Hillenbrand, Inc. 6.25%, 2/15/2029	4,558,000	4,644,192
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	3,692,000	3,604,869
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	4,185,000	4,392,911
		23,816,657

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.2%
Xerox Holdings Corp.:
5.50%, 8/15/2028 (a) (b)	$7,506,000	$6,408,698
8.88%, 11/30/2029 (a)	4,373,000	4,066,190
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	4,042,000	4,222,839
		14,697,727
OIL & GAS — 6.5%
Aethon United BR LP/Aethon United Finance Corp.:
7.50%, 10/1/2029 (a) (c)	6,344,000	6,430,849
8.25%, 2/15/2026 (a)	7,637,000	7,729,942
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 8.25%, 12/31/2028 (a)	3,949,000	4,044,013
Baytex Energy Corp.:
7.38%, 3/15/2032 (a)	5,155,000	5,132,782
8.50%, 4/30/2030 (a)	7,778,000	8,064,464
California Resources Corp. 8.25%, 6/15/2029 (a)	8,183,000	8,345,514
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	4,362,000	4,356,635
5.88%, 2/1/2029 (a)	3,115,000	3,131,416
6.75%, 4/15/2029 (a)	6,279,000	6,398,552
Civitas Resources, Inc.:
8.38%, 7/1/2028 (a)	11,842,000	12,375,956
8.63%, 11/1/2030 (a)	9,267,000	9,824,873
8.75%, 7/1/2031 (a)	11,589,000	12,284,340
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	4,531,000	4,555,966
7.38%, 1/15/2031 (a) (b)	3,746,000	3,917,230
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	8,809,000	8,238,089
6.75%, 3/1/2029 (a) (b)	10,290,000	10,058,681
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	8,083,000	7,945,508
7.63%, 4/1/2032 (a)	6,250,000	6,268,500
9.25%, 2/15/2028 (a)	6,975,000	7,283,644
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	443,000	416,234
8.50%, 1/15/2029 (a)	7,048,000	7,131,096
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	5,938,000	6,203,725
Encino Acquisition Partners Holdings LLC:
8.50%, 5/1/2028 (a)	5,771,000	5,876,148
8.75%, 5/1/2031 (a)	4,214,000	4,432,454
EQT Corp. 3.90%, 10/1/2027	300	295
Gulfport Energy Corp. 6.75%, 9/1/2029 (a)	7,129,000	7,210,128
Harbour Energy PLC 5.50%, 10/15/2026 (a)	752,000	749,609
Security Description	Principal Amount	Value
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	$4,253,000	$4,140,763
6.00%, 4/15/2030 (a)	4,876,000	4,750,882
6.00%, 2/1/2031 (a)	5,274,000	5,122,425
6.25%, 4/15/2032 (a)	4,816,000	4,689,628
6.88%, 5/15/2034 (a)	5,431,000	5,417,368
8.38%, 11/1/2033 (a)	4,342,000	4,679,721
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	360,000	356,976
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a) (b)	3,563,000	3,619,865
Kosmos Energy Ltd. 8.75%, 10/1/2031 (a) (b)	1,766,000	1,744,790
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	5,848,000	5,841,041
Matador Resources Co.:
6.25%, 4/15/2033 (a)	7,522,000	7,410,073
6.50%, 4/15/2032 (a)	7,190,000	7,175,260
6.88%, 4/15/2028 (a)	4,038,000	4,104,506
MEG Energy Corp. 5.88%, 2/1/2029 (a)	5,177,000	5,064,348
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	6,919,000	6,832,443
Murphy Oil Corp. 6.00%, 10/1/2032 (c)	5,337,000	5,262,816
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	7,365,000	7,382,602
8.88%, 8/15/2031 (a) (b)	5,578,000	5,305,626
9.13%, 1/31/2030 (a)	6,509,333	6,713,466
Noble Finance II LLC 8.00%, 4/15/2030 (a)	13,979,000	14,424,371
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a) (b)	4,797,000	4,840,365
8.75%, 6/15/2031 (a)	5,670,000	5,902,186
Parkland Corp.:
4.50%, 10/1/2029 (a)	7,541,000	7,137,406
4.63%, 5/1/2030 (a)	7,472,000	7,050,131
6.63%, 8/15/2032 (a)	2,959,000	3,003,770
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028	8,711,200	8,605,969
7.88%, 9/15/2030 (a) (b)	5,064,000	5,215,515
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	6,004,000	6,011,445
6.25%, 2/1/2033 (a)	7,214,000	7,329,424
7.00%, 1/15/2032 (a)	8,913,000	9,267,381
8.00%, 4/15/2027 (a)	5,859,000	6,032,251
9.88%, 7/15/2031 (a)	3,575,000	3,988,127
Petrofac Ltd. 9.75%, 11/15/2026 (a)	1,457,000	356,965
Puma International Financing SA 7.75%, 4/25/2029 (a)	4,296,000	4,412,293

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Range Resources Corp.:
4.75%, 2/15/2030 (a)	$5,180,000	$4,997,250
8.25%, 1/15/2029	2,749,000	2,845,710
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	5,398,000	5,334,520
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	5,895,000	6,163,989
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	4,387,000	4,588,627
SM Energy Co.:
6.75%, 8/1/2029 (a)	7,079,000	7,106,962
7.00%, 8/1/2032 (a)	7,791,000	7,824,657
Southwestern Energy Co.:
4.75%, 2/1/2032	9,013,000	8,622,286
5.38%, 2/1/2029	7,534,000	7,503,261
5.38%, 3/15/2030	7,652,000	7,626,978
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	4,531,000	4,505,853
Sunoco LP:
7.00%, 5/1/2029 (a)	7,022,000	7,340,799
7.25%, 5/1/2032 (a)	6,619,000	7,010,977
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	5,446,000	5,231,101
4.50%, 4/30/2030	5,540,000	5,305,547
7.00%, 9/15/2028 (a)	5,031,000	5,222,580
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	6,300,000	6,487,803
9.38%, 2/1/2031 (a)	6,872,000	7,063,110
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	6,732,000	6,396,140
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	5,203,000	5,360,183
Transocean, Inc.:
8.00%, 2/1/2027 (a)	5,489,000	5,486,585
8.25%, 5/15/2029 (a)	7,721,000	7,653,596
8.50%, 5/15/2031 (a) (b)	8,050,000	7,998,560
8.75%, 2/15/2030 (a)	7,294,488	7,606,837
Valaris Ltd. 8.38%, 4/30/2030 (a)	8,973,000	9,243,805
Vital Energy, Inc.:
7.88%, 4/15/2032 (a) (b)	9,151,000	8,864,574
9.75%, 10/15/2030	102,000	108,968
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	6,052,000	5,961,038
		533,061,137
OIL & GAS SERVICES — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	6,913,000	6,945,491
6.63%, 9/1/2032 (a)	5,929,000	6,086,949
Security Description	Principal Amount	Value
Enerflex Ltd. 9.00%, 10/15/2027 (a)	$5,197,000	$5,388,873
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	3,143,000	3,161,167
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	6,948,000	7,193,542
Oceaneering International, Inc. 6.00%, 2/1/2028	555,000	552,064
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/2029 (a)	9,185,000	9,459,356
Viridien 8.75%, 4/1/2027 (a) (b)	4,006,000	3,877,407
Weatherford International Ltd. 8.63%, 4/30/2030 (a) (b)	14,140,000	14,730,911
		57,395,760
PACKAGING & CONTAINERS — 2.4%
ARD Finance SA 6.50%, 6/30/2027 (a)	4,000	919
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	5,388,000	4,933,307
4.00%, 9/1/2029 (a) (b)	8,436,000	7,530,648
6.00%, 6/15/2027 (a)	5,365,000	5,402,072
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	12,656,000	11,402,929
5.25%, 8/15/2027 (a)	7,521,000	5,677,227
Ball Corp.:
2.88%, 8/15/2030	11,605,000	10,324,852
3.13%, 9/15/2031	6,936,000	6,157,781
6.00%, 6/15/2029	7,525,000	7,786,494
6.88%, 3/15/2028	4,686,000	4,845,839
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	5,375,000	5,428,266
6.88%, 1/15/2030 (a)	4,037,000	4,131,466
8.75%, 4/15/2030 (a) (b)	10,099,000	10,264,725
Crown Americas LLC 5.25%, 4/1/2030	4,116,000	4,152,920
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	4,148,000	4,107,018
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	3,866,000	3,993,810
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	5,244,000	5,211,959
LABL, Inc.:
5.88%, 11/1/2028 (a)	4,967,000	4,657,158

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
8.63%, 10/1/2031 (a) (c)	$8,366,000	$8,309,697
10.50%, 7/15/2027 (a) (b)	4,228,000	4,247,111
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	50	49
7.88%, 4/15/2027 (a)	23,095,000	23,883,925
9.25%, 4/15/2027 (a)	12,372,000	12,692,930
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a)	5,844,000	5,873,512
7.25%, 5/15/2031 (a) (b)	6,800,000	6,978,432
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	4,957,000	4,749,748
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a) (b)	8,615,000	8,290,818
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	6,808,000	6,923,736
Silgan Holdings, Inc. 4.13%, 2/1/2028	5,561,000	5,423,977
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	5,138,000	5,702,050
		199,085,375
PHARMACEUTICALS — 2.2%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	3,859,000	3,657,329
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	5,051,000	4,680,560
5.13%, 3/1/2030 (a) (b)	5,516,000	5,163,142
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	500	409
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	17,337,000	13,569,150
5.25%, 1/30/2030 (a)	6,207,000	3,475,796
6.13%, 2/1/2027 (a)	9,456,000	8,532,905
6.25%, 2/15/2029 (a)	7,469,000	4,489,616
11.00%, 9/30/2028 (a)	14,486,000	13,475,312
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	6,453,000	6,749,193
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	5,636,000	5,466,638
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (b)	10,031,000	10,750,423
Grifols SA 4.75%, 10/15/2028 (a) (b)	6,571,000	6,164,321
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	1,640,000	1,633,948
Security Description	Principal Amount	Value
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	$5,589,000	$3,537,390
12.25%, 4/15/2029 (a)	6,783,000	6,766,246
Jazz Securities DAC 4.38%, 1/15/2029 (a)	10,093,000	9,763,766
Kedrion SpA 6.50%, 9/1/2029 (a)	6,789,000	6,472,497
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	6,144,000	6,704,579
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	3,618,000	3,436,991
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	16,721,000	16,071,556
5.13%, 4/30/2031 (a) (b)	15,546,000	14,629,874
6.75%, 5/15/2034 (a) (b)	6,217,000	6,421,166
7.88%, 5/15/2034 (a) (b)	4,821,800	5,108,408
Owens & Minor, Inc. 6.63%, 4/1/2030 (a) (b)	4,475,000	4,349,655
Perrigo Finance Unlimited Co. 4.90%, 6/15/2030	6,901,000	6,722,747
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	4,729,000	4,333,372
		182,126,989
PIPELINES — 5.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	6,601,000	6,539,875
6.63%, 2/1/2032 (a)	4,242,000	4,388,179
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7.00%, 7/15/2029 (a)	3,871,000	4,026,304
7.25%, 7/15/2032 (a)	3,049,000	3,202,670
Buckeye Partners LP:
4.50%, 3/1/2028 (a)	2,965,000	2,875,902
6.88%, 7/1/2029 (a)	5,810,000	5,954,553
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	6,913,000	6,776,399
7.50%, 12/15/2033 (a)	5,438,000	5,900,121
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/2029 (a)	11,000,000	11,581,130
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	7,076,000	6,768,619
4.38%, 6/15/2031 (a)	8,980,000	8,497,774
Energy Transfer LP 5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (d)	6,786,000	7,304,043

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
EQM Midstream Partners LP:
4.50%, 1/15/2029 (a)	$8,435,000	$8,251,623
4.75%, 1/15/2031 (a)	8,218,000	7,959,544
6.38%, 4/1/2029 (a)	4,844,000	5,004,821
6.50%, 7/1/2027 (a)	7,143,000	7,354,933
7.50%, 6/1/2027 (a)	5,943,999	6,122,022
7.50%, 6/1/2030 (a)	4,763,000	5,232,489
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	3,458,000	3,691,484
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	5,294,500	5,360,681
7.88%, 5/15/2032	6,152,000	6,259,845
8.00%, 1/15/2027	5,543,000	5,665,168
8.25%, 1/15/2029	7,737,000	8,008,182
8.88%, 4/15/2030	5,412,000	5,692,179
Harvest Midstream I LP:
7.50%, 9/1/2028 (a)	5,119,000	5,235,969
7.50%, 5/15/2032 (a)	4,631,000	4,868,617
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	31,080
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	6,131,000	5,854,063
5.13%, 6/15/2028 (a)	2,739,000	2,712,185
6.50%, 6/1/2029 (a)	5,271,000	5,447,631
Holly Energy Partners LP/Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	500	501
Howard Midstream Energy Partners LLC:
7.38%, 7/15/2032 (a)	5,141,000	5,322,477
8.88%, 7/15/2028 (a)	3,117,000	3,307,293
ITT Holdings LLC 6.50%, 8/1/2029 (a)	10,681,000	10,132,317
Kinetik Holdings LP:
5.88%, 6/15/2030 (a) (b)	8,039,000	8,094,791
6.63%, 12/15/2028 (a)	7,159,666	7,436,530
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a) (b)	11,981,000	10,087,882
6.75%, 9/15/2025 (a) (b)	3,730,000	3,563,903
8.75%, 3/15/2029 (a) (b)	6,830,000	5,150,640
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	7,900,000	8,100,423
8.38%, 2/15/2032 (a)	12,307,000	12,683,840
Northriver Midstream Finance LP:
5.63%, 2/15/2026 (a)	4,375,000	4,365,069
6.75%, 7/15/2032 (a)	5,380,000	5,561,790
Security Description	Principal Amount	Value
NuStar Logistics LP:
5.75%, 10/1/2025	$4,432,000	$4,434,881
6.38%, 10/1/2030	6,090,000	6,320,324
South Bow Canadian Infrastructure Holdings Ltd. 5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (a) (d)	5,564,000	5,849,656
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	6,268,000	6,558,208
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.00%, 12/31/2030 (a)	7,427,000	7,060,106
7.38%, 2/15/2029 (a)	7,400,000	7,481,696
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 7/15/2027	500	507
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	10,937,000	10,335,793
3.88%, 11/1/2033 (a)	9,321,000	8,364,852
4.13%, 8/15/2031 (a)	9,946,000	9,249,283
6.25%, 1/15/2030 (a)	7,772,000	8,145,989
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a)	13,700,000	14,059,899
8.13%, 6/1/2028 (a)	19,891,000	20,736,367
8.38%, 6/1/2031 (a)	18,657,000	19,665,970
9.50%, 2/1/2029 (a)	26,319,000	29,590,188
9.88%, 2/1/2032 (a)	17,174,000	19,084,951
		433,314,211
REAL ESTATE — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a) (b)	5,894,000	5,473,463
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (a) (b)	5,649,000	4,711,379
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	5,052,500	5,100,398
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (f)	4,141,000	4,239,431
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	5,765,000	5,380,936
4.38%, 2/1/2031 (a)	6,776,000	6,214,337
5.38%, 8/1/2028 (a)	6,659,000	6,562,511
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	5,261,000	5,088,229
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	5,745,000	5,317,687

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 2/1/2030 (b)	$4,931,000	$4,470,642
5.00%, 3/1/2031 (b)	6,535,000	5,864,639
Newmark Group, Inc. 7.50%, 1/12/2029	29,000	31,331
		58,454,983
REAL ESTATE INVESTMENT TRUSTS — 3.1%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	5,734,000	5,134,396
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (a)	4,712,000	4,583,645
Diversified Healthcare Trust:
Zero Coupon, 1/15/2026 (a)	8,236,000	7,578,026
4.38%, 3/1/2031	4,717,300	3,889,320
9.75%, 6/15/2025	2,475,000	2,474,579
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a) (b)	4,787,000	4,464,021
Hudson Pacific Properties LP 4.65%, 4/1/2029 (b)	371,000	308,041
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	5,970,000	5,757,110
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	9,972,000	9,465,323
5.00%, 7/15/2028 (a) (b)	4,038,000	3,982,720
5.25%, 7/15/2030 (a)	12,500,000	12,340,375
5.63%, 7/15/2032 (a) (b)	3,668,000	3,658,940
7.00%, 2/15/2029 (a)	8,494,000	8,848,200
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	4,630,000	4,513,694
4.75%, 6/15/2029 (a)	6,467,000	6,319,488
7.00%, 7/15/2031 (a) (b)	3,838,000	4,068,011
MPT Operating Partnership LP/MPT Finance Corp. 3.50%, 3/15/2031 (b)	12,069,000	8,824,370
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	4,229,000	3,972,765
Office Properties Income Trust 9.00%, 9/30/2029 (a)	4,781,000	4,085,412
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	5,122,000	4,959,120
5.88%, 10/1/2028 (a)	6,449,000	6,435,973
7.00%, 2/1/2030 (a)	5,089,000	5,281,466
Security Description	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	$3,613,000	$3,495,650
4.75%, 10/15/2027	4,729,000	4,666,672
6.50%, 4/1/2032 (a)	7,769,000	8,031,592
Rithm Capital Corp. 8.00%, 4/1/2029 (a)	8,124,000	8,229,043
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	4,531,000	4,431,771
4.00%, 9/15/2029 (a)	5,473,000	5,036,419
SBA Communications Corp.:
3.13%, 2/1/2029	11,483,500	10,622,697
3.88%, 2/15/2027	9,904,500	9,649,954
Service Properties Trust:
8.38%, 6/15/2029 (b)	6,821,000	6,821,000
8.63%, 11/15/2031 (a)	5,935,000	6,454,135
8.88%, 6/15/2032	5,892,300	5,621,667
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	3,730,100	3,635,318
7.25%, 4/1/2029 (a)	5,753,000	6,033,804
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	6,400,000	5,460,800
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	6,226,000	5,775,238
6.50%, 2/15/2029 (a)	9,199,000	7,983,076
10.50%, 2/15/2028 (a)	25,616,000	27,343,799
Series MAY, 10.50%, 2/15/2028 (a)	413,000	440,130
XHR LP 4.88%, 6/1/2029 (a)	4,435,000	4,251,169
		254,928,929
RETAIL — 4.6%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a) (b)	5,473,000	5,131,704
4.00%, 10/15/2030 (a)	25,093,000	23,135,495
4.38%, 1/15/2028 (a)	7,158,000	6,967,597
5.63%, 9/15/2029 (a)	2,585,000	2,621,991
6.13%, 6/15/2029 (a)	5,853,000	6,016,825
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a) (b)	5,358,000	5,112,818
5.00%, 2/15/2032 (a) (b)	6,534,000	6,192,468
Bath & Body Works, Inc. 6.63%, 10/1/2030 (a)	7,499,000	7,640,581
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	5,365,000	5,557,335
Carvana Co.:
12.00%, 12/1/2028 (a)	900,304	944,158
13.00%, 6/1/2030 (a)	1,036	1,127
14.00%, 6/1/2031 (a)	786	926
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	6,524,000	6,480,681

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	$6,552,000	$6,928,740
eG Global Finance PLC 12.00%, 11/30/2028 (a)	8,873,000	9,894,726
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a) (b)	4,955,000	4,943,158
5.88%, 4/1/2029 (a)	9,353,000	8,751,415
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	6,942,800	6,626,555
6.75%, 1/15/2030 (a) (b)	10,469,000	9,738,578
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	4,413,500	4,261,940
5.63%, 1/1/2030 (a)	4,053,000	4,017,860
6.88%, 3/1/2032 (a)	5,035,000	5,188,215
Gap, Inc.:
3.63%, 10/1/2029 (a)	5,415,000	4,896,622
3.88%, 10/1/2031 (a)	7,331,000	6,407,880
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	5,161,000	4,992,906
8.75%, 1/15/2032 (a)	4,591,000	4,300,068
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	6,289,500	6,001,692
6.38%, 1/15/2030 (a)	3,741,800	3,803,240
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	4,247,000	3,693,828
Kohl's Corp. 4.63%, 5/1/2031 (b)	7,134,000	6,010,538
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	8,680,000	8,212,929
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	6,872,000	6,601,862
8.25%, 8/1/2031 (a)	5,091,000	5,405,318
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a) (b)	5,873,000	5,482,739
4.38%, 1/15/2031 (a) (b)	4,439,000	4,135,417
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (b)	1,488,000	1,470,605
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	8,525,000	6,255,560
7.88%, 5/1/2029 (a)	8,844,000	5,198,238
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (a)	4,748,000	4,278,043
NMG Holding Co., Inc./Neiman Marcus Group LLC 8.50%, 10/1/2028 (a)	9,191,000	9,347,615
Nordstrom, Inc. 4.38%, 4/1/2030	4,740,000	4,350,088
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	2,128,000	2,092,186
3.75%, 6/15/2029	3,124,000	2,915,567
Security Description	Principal Amount	Value
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	$9,457,000	$9,066,142
7.75%, 2/15/2029 (a)	12,171,000	12,005,840
QVC, Inc. 6.88%, 4/15/2029 (a)	5,845,350	4,851,056
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	5,371,000	5,817,384
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032 (b)	4,921,000	5,057,115
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	5,178,000	4,864,058
4.88%, 11/15/2031 (a) (b)	4,357,000	4,024,387
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	7,390,000	7,363,544
Staples, Inc.:
10.75%, 9/1/2029 (a)	20,441,000	19,841,465
12.75%, 1/15/2030 (a)	7,112,636	5,839,688
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	5,820,000	5,424,531
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	5,223,000	4,948,061
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	5,693,000	5,025,496
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a) (b)	1,125,000	1,181,273
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	5,221,000	4,231,412
8.13%, 8/15/2029 (b)	7,604,000	7,590,693
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	3,621,000	3,656,413
Yum! Brands, Inc.:
3.63%, 3/15/2031	8,859,000	8,197,410
4.63%, 1/31/2032	8,725,000	8,358,637
4.75%, 1/15/2030 (a)	3,984,000	3,935,674
5.38%, 4/1/2032	7,384,000	7,367,164
		380,655,277
SEMICONDUCTORS — 0.1%
Entegris, Inc. 5.95%, 6/15/2030 (a)	4,524,000	4,610,815
ON Semiconductor Corp. 3.88%, 9/1/2028 (a) (b)	5,105,000	4,867,771
		9,478,586
SOFTWARE — 3.3%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	20,606,000	19,809,166
Camelot Finance SA 4.50%, 11/1/2026 (a)	6,339,000	6,245,943

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	$3,393,000	$3,599,294
CDK Global II LLC 5.25%, 5/15/2029 (a)	21,000	19,192
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	7,398,000	7,697,101
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	6,155,000	6,293,672
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	7,658,000	7,340,499
4.88%, 7/1/2029 (a) (b)	7,417,000	7,137,898
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	36,793,000	36,618,601
8.25%, 6/30/2032 (a)	16,583,000	17,334,376
9.00%, 9/30/2029 (a)	32,927,000	33,512,113
Dye & Durham Ltd. 8.63%, 4/15/2029 (a) (b)	5,776,000	6,109,911
Elastic NV 4.13%, 7/15/2029 (a)	6,236,000	5,829,226
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	7,840,000	7,583,083
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 5/1/2029 (a)	5,207,000	5,320,773
Open Text Corp.:
3.88%, 2/15/2028 (a)	7,934,000	7,574,352
3.88%, 12/1/2029 (a)	8,281,000	7,702,655
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	7,561,300	7,098,927
4.13%, 12/1/2031 (a) (b)	5,738,000	5,272,476
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	4,722,000	4,332,199
PTC, Inc. 4.00%, 2/15/2028 (a)	3,948,000	3,831,771
ROBLOX Corp. 3.88%, 5/1/2030 (a)	6,642,000	6,184,831
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	4,735,000	4,504,121
9.00%, 11/28/2028 (a)	6,726,000	7,018,110
SS&C Technologies, Inc. 6.50%, 6/1/2032 (a)	6,551,000	6,771,507
Twilio, Inc.:
3.63%, 3/15/2029	4,070,000	3,786,362
3.88%, 3/15/2031	3,726,000	3,443,159
UKG, Inc. 6.88%, 2/1/2031 (a)	20,425,000	21,113,323
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a) (b)	10,963,000	10,284,171
Security Description	Principal Amount	Value
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	$4,744,000	$4,382,697
		273,751,509
TELECOMMUNICATIONS — 4.8%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	10,405,500	3,261,188
10.50%, 5/15/2027 (a)	14,667,000	5,124,063
Altice France SA:
5.13%, 7/15/2029 (a)	22,075,000	15,474,134
5.50%, 1/15/2028 (a)	8,736,000	6,368,457
5.50%, 10/15/2029 (a)	18,964,500	13,287,287
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (d)	3,825,000	3,703,977
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (d)	4,068,000	3,753,096
CommScope LLC:
4.75%, 9/1/2029 (a)	7,576,750	6,080,797
7.13%, 7/1/2028 (a)	7,434,000	6,160,630
Connect Finco SARL/Connect U.S. Finco LLC:
6.75%, 10/1/2026 (a)	15,748,000	15,748,000
9.00%, 9/15/2029 (a) (b)	17,143,000	16,572,310
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	7,713,000	7,294,801
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	10,465,000	10,374,373
5.88%, 10/15/2027 (a)	7,043,000	7,071,242
5.88%, 11/1/2029 (b)	7,281,765	7,232,249
6.00%, 1/15/2030 (a)	8,991,000	8,973,827
6.75%, 5/1/2029 (a)	8,035,000	8,093,334
8.63%, 3/15/2031 (a)	9,899,000	10,679,437
8.75%, 5/15/2030 (a)	7,126,000	7,575,793
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	6,130,900	6,194,416
7.00%, 10/15/2028 (a)	8,372,000	8,521,524
8.50%, 4/15/2031 (a)	8,150,000	8,770,297
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	25,917,000	24,903,386
Level 3 Financing, Inc.:
4.50%, 4/1/2030 (a)	5,513,997	4,317,846
4.63%, 9/15/2027 (a)	842,000	746,265
4.88%, 6/15/2029 (a)	5,623,000	4,749,186
10.00%, 10/15/2032 (a)	7,119,040	6,792,917
10.50%, 4/15/2029 (a)	5,752,000	6,294,011
10.50%, 5/15/2030 (a)	6,965,000	7,548,388
10.75%, 12/15/2030 (a)	5,960,000	6,546,702
11.00%, 11/15/2029 (a)	13,932,000	15,444,458
Lumen Technologies, Inc. 10.00%, 10/15/2032 (a)	3,315,950	3,212,061

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Optics Bidco SpA:
6.00%, 9/30/2034	$2,002,000	$2,026,663
Series 2034, 6.00%, 9/30/2034 (a)	4,263,000	4,336,878
6.38%, 11/15/2033	2,460,000	2,563,541
Series 2033, 6.38%, 11/15/2033 (a) (b)	4,034,000	4,208,834
Series 2036, 7.20%, 7/18/2036 (a)	3,882,000	4,172,063
Series 2038, 7.72%, 6/4/2038 (a)	3,807,000	4,201,481
Plantronics, Inc. 4.75%, 3/1/2029 (a)	6,000	4,879
Rogers Communications, Inc. 5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (b) (d)	6,582,000	6,448,912
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	1,295,000	617,003
T-Mobile USA, Inc.:
2.63%, 2/15/2029	500	466
3.38%, 4/15/2029	700	672
VEON Holdings BV 3.38%, 11/25/2027 (a)	1,000,000	877,500
Viasat, Inc.:
5.63%, 4/15/2027 (a)	1,519,000	1,434,771
7.50%, 5/30/2031 (a) (b)	7,051,000	4,854,472
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	11,816,000	10,479,965
4.75%, 7/15/2031 (a)	12,348,000	10,992,931
7.75%, 4/15/2032 (a)	7,235,000	7,424,340
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (b) (d)	4,812,000	4,649,210
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (d)	8,472,000	7,676,395
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (d)	559,000	589,398
Windstream Escrow LLC/Windstream Escrow Finance Corp.:
7.75%, 8/15/2028 (a)	12,489,000	12,494,495
8.25%, 10/1/2031 (a) (c)	4,932,000	5,023,193
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	12,944,000	11,554,979
6.13%, 3/1/2028 (a)	9,168,000	7,609,623
Zegona Finance PLC 8.63%, 7/15/2029 (a)	9,975,000	10,638,949
		391,752,065
TRANSPORTATION — 0.7%
Brightline East LLC 11.00%, 1/31/2030 (a)	12,446,000	10,582,212
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	5,791,000	5,552,642
Security Description	Principal Amount	Value
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	$5,617,000	$5,271,274
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	2,419,000	2,489,320
GN Bondco LLC 9.50%, 10/15/2031 (a) (b)	6,987,000	7,349,695
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	8,123,000	8,275,144
Seaspan Corp. 5.50%, 8/1/2029 (a)	6,206,000	5,890,921
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	5,637,000	5,877,023
XPO, Inc. 7.13%, 2/1/2032 (a)	5,847,000	6,145,665
		57,433,896
TRUCKING & LEASING — 0.3%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	8,698,000	8,663,817
7.00%, 5/1/2031 (a)	3,627,000	3,813,246
7.00%, 6/15/2032 (a)	6,326,000	6,639,833
7.88%, 12/1/2030 (a)	4,474,501	4,822,259
NAC Aviation 29 DAC 4.75%, 6/30/2026	3,103,443	2,969,746
		26,908,901
TOTAL CORPORATE BONDS & NOTES (Cost $8,194,884,592)		8,097,993,689
	Shares
COMMON STOCKS — 0.0% (e)
HOUSEHOLD PRODUCTS — 0.0% (e)
Cenveo Enterprises, Inc. (g) (h)	20,138	120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Gulfport Energy Corp. (h)	37	5,600
PHARMACEUTICALS — 0.0% (e)
Mallinckrodt PLC (h)	12,924	508,693
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0% (e)
Diebold Nixdorf, Inc. (h)	2,034	90,838
TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
ATD New Holdings, Inc. (b) (h)	35,050	1,086,550
TOTAL COMMON STOCKS (Cost $1,773,228)		1,812,510

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 0.1%
IT SERVICES — 0.1%
Vericast Corp. 2024 Extended Term Loan, 3 mo. USD Term SOFR + 7.75%, 12.35%, 6/16/2026 (d)	$5,637,182	$5,538,532
MEDICAL-DRUGS — 0.0% (e)
Mallinckrodt International Finance SA 2023 Second Out Term Loan, 1 mo. USD Term SOFR + 9.50%, 14.42%, 11/14/2028 (d)	999,821	1,080,746
TOTAL SENIOR FLOATING RATE LOANS (Cost $6,827,793)		6,619,278
	Shares
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (i) (j)	32,967,376	32,967,376
State Street Navigator Securities Lending Portfolio II (k) (l)	688,038,117	688,038,117
TOTAL SHORT-TERM INVESTMENTS (Cost $721,005,493)		721,005,493
TOTAL INVESTMENTS — 107.3% (Cost $8,924,491,106)		8,827,430,970
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(599,470,944)
NET ASSETS — 100.0%		$8,227,960,026

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 87.8% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	When-issued security.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Amount is less than 0.05% of net assets.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of this security is $120,829, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2024.
(k)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,097,993,689	$—	$8,097,993,689
Common Stocks	96,438	1,595,243	120,829	1,812,510
Senior Floating Rate Loans	—	6,619,278	—	6,619,278
Short-Term Investments	721,005,493	—	—	721,005,493
TOTAL INVESTMENTS	$721,101,931	$8,106,208,210	$120,829	$8,827,430,970
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,585,967	$12,589,742	$442,005,010	$454,594,752	$(1,557,216)	$1,557,216	—	$—	$406,139
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	105,844,798	72,877,422	—	—	32,967,376	32,967,376	99,154
State Street Navigator Securities Lending Portfolio II	657,455,382	657,455,382	429,519,910	398,937,175	—	—	688,038,117	688,038,117	1,639,614
Total		$670,045,124	$977,369,718	$926,409,349	$(1,557,216)	$1,557,216		$721,005,493	$2,144,907
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.1%
AUSTRALIA — 1.3%
Australia & New Zealand Banking Group Ltd.:
0.75%, 9/29/2026	EUR	300,000	$321,881
Series EMTN, 3.65%, 1/20/2026	EUR	200,000	225,326
BHP Billiton Finance Ltd. Series 12, 4.30%, 9/25/2042	GBP	200,000	233,466
Commonwealth Bank of Australia Series MTN, 4.90%, 8/17/2028	AUD	200,000	141,449
National Australia Bank Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	218,482
Series GMTN, 1.38%, 8/30/2028	EUR	300,000	316,478
Series GMTN, 2.13%, 5/24/2028	EUR	200,000	218,801
Series MTN, 2.90%, 2/25/2027	AUD	250,000	168,002
Sydney Airport Finance Co. Pty. Ltd. Series EMTN, 4.38%, 5/3/2033	EUR	150,000	177,710
Westpac Banking Corp.:
Series EMTN, 3.70%, 1/16/2026 (a)	EUR	200,000	225,121
Series MTN, 5.00%, 1/15/2029	AUD	100,000	70,959
Series MTN, 5.10%, 5/14/2029	AUD	200,000	142,636
			2,460,311
AUSTRIA — 0.2%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	174,000	187,459
Raiffeisen Bank International AG 3 mo. EUR EURIBOR + 1.95%, 4.75%, 1/26/2027 (b)	EUR	100,000	113,800
			301,259
BELGIUM — 1.9%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	200,000	214,878
Series EMTN, 1.15%, 1/22/2027	EUR	500,000	540,444
Series EMTN, 1.50%, 4/18/2030	EUR	100,000	104,679
Series EMTN, 1.65%, 3/28/2031	EUR	200,000	207,138
Series EMTN, 2.00%, 3/17/2028	EUR	220,000	240,919
Series EMTN, 2.75%, 3/17/2036	EUR	550,000	578,502
Security Description		Principal Amount	Value
Series EMTN, 2.88%, 4/2/2032	EUR	250,000	$276,683
Series EMTN, 3.45%, 9/22/2031	EUR	100,000	114,882
Series EMTN, 3.70%, 4/2/2040	EUR	550,000	610,973
Series EMTN, 3.95%, 3/22/2044	EUR	150,000	170,986
KBC Group NV:
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 4.38%, 4/19/2030 (b)	EUR	300,000	351,223
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.38%, 11/23/2027 (b)	EUR	100,000	114,901
			3,526,208
CANADA — 1.0%
Bank of Montreal Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 3.75%, 7/10/2030 (b)	EUR	200,000	227,146
Bank of Nova Scotia Series EMTN, 3.50%, 4/17/2029	EUR	100,000	113,648
Royal Bank of Canada Series EMTN, 2.13%, 4/26/2029	EUR	200,000	215,536
Toronto-Dominion Bank:
Series EMTN, 1.95%, 4/8/2030	EUR	500,000	523,434
Series EMTN, 2.55%, 8/3/2027	EUR	200,000	221,826
Series EMTN, 2.88%, 4/5/2027	GBP	200,000	256,403
Series EMTN, 3.13%, 8/3/2032 (a)	EUR	200,000	220,375
Series GMTN, 3.56%, 4/16/2031	EUR	100,000	113,559
			1,891,927
CHINA — 0.1%
Prosus NV 1.29%, 7/13/2029	EUR	200,000	199,877
DENMARK — 0.8%
Danske Bank AS:
1 yr. EUR Swap + 0.95%, 4.00%, 1/12/2027 (b)	EUR	100,000	113,092
1 yr. EUR Swap + 1.25%, 4.13%, 1/10/2031 (b)	EUR	200,000	234,680
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.70%, 4.75%, 6/21/2030 (b)	EUR	100,000	119,010
Series EMTN, 1 yr. U.K. Government Bond + 1.65%, 2.25%, 1/14/2028 (b)	GBP	200,000	252,458

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Novo Nordisk Finance Netherlands BV:
Series EMTN, 3.13%, 1/21/2029	EUR	150,000	$170,804
Series EMTN, 3.25%, 1/21/2031 (a)	EUR	200,000	228,895
Series EMTN, 3.38%, 5/21/2026	EUR	200,000	225,591
Series EMTN, 3.38%, 5/21/2034	EUR	150,000	171,853
			1,516,383
FINLAND — 1.0%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	100,000	105,804
Series EMTN, 0.50%, 11/2/2028	EUR	100,000	101,049
Series EMTN, 1.13%, 2/16/2027	EUR	200,000	214,706
Series EMTN, 2.50%, 5/23/2029	EUR	300,000	328,277
3.38%, 6/11/2029	EUR	100,000	114,170
Series EMTN, 3.63%, 3/15/2034	EUR	150,000	171,694
Series EMTN, 4.13%, 5/5/2028 (a)	EUR	350,000	406,473
OP Corporate Bank PLC:
Series EMTN, 0.10%, 11/16/2027 (a)	EUR	200,000	205,996
Series EMTN, 2.88%, 12/15/2025	EUR	100,000	111,532
			1,759,701
FRANCE — 20.4%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	100,000	107,029
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	300,000	312,952
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	107,004
Series EMTN, 2.38%, 6/9/2040	EUR	100,000	96,050
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	216,626
Series EMTN, 1.38%, 1/22/2030 (a)	EUR	200,000	207,789
Series EMTN, 1.38%, 2/21/2031	EUR	100,000	101,463
Ayvens SA:
3.88%, 2/22/2027	EUR	100,000	113,758
3.88%, 1/24/2028	EUR	100,000	113,661
Series EMTN, 4.88%, 10/6/2028	EUR	200,000	236,223
Security Description		Principal Amount	Value
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.01%, 5/11/2026	EUR	200,000	$213,417
0.25%, 7/19/2028	EUR	200,000	200,910
Series EMTN, 0.63%, 2/21/2031	EUR	200,000	187,887
Series EMTN, 0.75%, 6/8/2026	EUR	200,000	215,704
0.75%, 1/17/2030	EUR	400,000	393,290
Series EMTN, 1.13%, 1/19/2032	EUR	200,000	189,260
Series EMTN, 1.25%, 5/26/2027	EUR	400,000	429,395
1.25%, 6/3/2030	EUR	300,000	297,758
Series EMTN, 1.38%, 7/16/2028 (a)	EUR	200,000	211,599
Series EMTN, 1.75%, 3/15/2029 (a)	EUR	200,000	209,929
Series EMTN, 2.63%, 11/6/2029	EUR	300,000	325,128
Series EMTN, 3.13%, 9/14/2027	EUR	400,000	449,771
Series EMTN, 3.75%, 2/1/2033	EUR	200,000	230,964
Series EMTN, 4.13%, 3/13/2029 (a)	EUR	300,000	350,623
Series EMTN, 4.13%, 6/14/2033	EUR	100,000	118,643
Series EMTN, 4.38%, 5/2/2030	EUR	300,000	350,217
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	100,000	105,915
Series EMTN, 0.63%, 12/3/2032 (a)	EUR	300,000	270,042
Series EMTN, 1.13%, 6/11/2026	EUR	200,000	216,606
Series EMTN, 1.25%, 7/13/2031	GBP	200,000	210,905
Series EMTN, 1.38%, 5/28/2029 (a)	EUR	200,000	205,821
Series EMTN, 1.50%, 11/17/2025	EUR	100,000	109,849
Series EMTN, 1.63%, 2/23/2026 (a)	EUR	150,000	165,342
Series EMTN, 2.10%, 4/7/2032	EUR	300,000	304,755
Series EMTN, 4.10%, 2/13/2034	EUR	100,000	115,917
Series EMTN, 4.13%, 5/24/2033	EUR	100,000	119,438
Series EMTN, 5.75%, 6/13/2032	GBP	200,000	277,053
Series EMTN, 3 mo. EUR EURIBOR - 0.70%, 0.25%, 4/13/2027 (b)	EUR	100,000	106,867

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.50%, 2/19/2028 (b)	EUR	400,000	$419,881
Series EMTN, 3 mo. EUR EURIBOR - 0.83%, 0.50%, 1/19/2030 (b)	EUR	400,000	395,871
3 mo. EUR EURIBOR - 0.95%, 0.50%, 9/1/2028 (b)	EUR	400,000	414,990
Series EMTN, 3 mo. EUR EURIBOR - 1.35%, 1.13%, 4/17/2029 (a) (b)	EUR	300,000	312,927
Series EMTN, 3 mo. EUR EURIBOR + 0.78%, 3.88%, 2/23/2029 (b)	EUR	400,000	460,448
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 0.88%, 7/11/2030 (a) (b)	EUR	300,000	297,982
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.88%, 1/10/2031 (a) (b)	EUR	400,000	463,657
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 4.13%, 9/26/2032 (a) (b)	EUR	200,000	236,424
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 2.75%, 7/25/2028 (b)	EUR	400,000	441,681
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 4.25%, 4/13/2031 (b)	EUR	300,000	348,844
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.75%, 11/13/2032 (b)	EUR	100,000	119,789
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 2.13%, 1/23/2027 (b)	EUR	500,000	550,170
Series EMTN, 5 yr. U.K. Government Bond + 1.55%, 6.00%, 8/18/2029 (b)	GBP	100,000	139,574
Bouygues SA:
1.13%, 7/24/2028 (a)	EUR	200,000	210,458
1.38%, 6/7/2027	EUR	100,000	108,018
2.25%, 6/29/2029	EUR	100,000	108,156
3.88%, 7/17/2031	EUR	200,000	231,680
4.63%, 6/7/2032	EUR	400,000	483,819
5.38%, 6/30/2042	EUR	200,000	261,678
BPCE SA:
0.25%, 1/15/2026	EUR	200,000	215,771
0.25%, 1/14/2031	EUR	300,000	281,642
Series EMTN, 0.38%, 2/2/2026	EUR	300,000	323,893
Series EMTN, 0.50%, 2/24/2027 (a)	EUR	200,000	210,555
Security Description		Principal Amount	Value
Series EMTN, 0.75%, 3/3/2031	EUR	200,000	$188,966
Series EMTN, 1.00%, 1/14/2032 (a)	EUR	400,000	376,915
Series EMTN, 1.75%, 4/26/2027 (a)	EUR	300,000	325,842
Series EMTN, 3.50%, 1/25/2028	EUR	300,000	341,267
Series EMTN, 3.88%, 1/25/2036	EUR	100,000	115,641
Series EMTN, 4.00%, 11/29/2032	EUR	400,000	469,455
Series EMTN, 4.38%, 7/13/2028	EUR	100,000	116,076
Series EMTN, 4.50%, 1/13/2033	EUR	100,000	118,315
Series DMTN, 3 mo. EUR EURIBOR - 1.00%, 0.50%, 9/15/2027 (a) (b)	EUR	200,000	212,566
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.25%, 1/11/2035 (b)	EUR	200,000	233,274
Capgemini SE:
2.00%, 4/15/2029	EUR	200,000	215,691
2.38%, 4/15/2032	EUR	100,000	106,080
Carrefour SA Series EMTN, 2.63%, 12/15/2027	EUR	200,000	221,215
Cie de Saint-Gobain SA:
Series EMTN, 1.88%, 3/15/2031	EUR	400,000	412,914
Series EMTN, 3.75%, 11/29/2026	EUR	200,000	227,249
Series EMTN, 3.88%, 11/29/2030 (a)	EUR	200,000	231,101
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	200,000	209,434
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	200,000	204,093
Series EMTN, 0.38%, 4/20/2028	EUR	200,000	203,188
Series EMTN, 0.88%, 1/14/2032	EUR	100,000	93,692
Series EMTN, 1.00%, 7/3/2029	EUR	300,000	306,851
Series EMTN, 1.13%, 7/12/2032	EUR	200,000	188,690
Series EMTN, 1.25%, 4/14/2026	EUR	200,000	218,333
Series EMTN, 1.38%, 5/3/2027	EUR	100,000	107,951
Series EMTN, 1.75%, 3/5/2029	EUR	100,000	105,227
Series EMTN, 1.88%, 12/20/2026	EUR	100,000	109,265

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.50%, 8/29/2029	EUR	200,000	$218,907
Series EMTN, 3.13%, 2/5/2026	EUR	100,000	112,270
Series EMTN, 3.38%, 7/28/2027	EUR	300,000	339,716
Series EMTN, 3.88%, 4/20/2031	EUR	400,000	466,303
Series EMTN, 3.88%, 11/28/2034	EUR	400,000	469,164
Series EMTN, 4.00%, 1/18/2033 (a)	EUR	200,000	236,112
Series EMTN, 4.13%, 3/7/2030	EUR	100,000	117,635
Series EMTN, 4.13%, 2/26/2036	EUR	100,000	115,975
Series EMTN, 4.38%, 11/27/2033	EUR	200,000	237,576
4.88%, 10/23/2029	GBP	200,000	269,246
1 yr. U.K. Government Bond + 2.60%, 5.75%, 11/29/2027 (b)	GBP	200,000	271,967
Series EMTN, 3 mo. EUR EURIBOR - 0.68%, 0.50%, 9/21/2029 (b)	EUR	200,000	201,400
Series EMTN, 3 mo. EUR EURIBOR + 1.35%, 4.00%, 10/12/2026 (b)	EUR	200,000	225,189
3 mo. EUR EURIBOR + 1.45%, 4.25%, 7/11/2029 (b)	EUR	300,000	347,982
Credit Mutuel Arkea SA Series EMTN, 3.38%, 9/19/2027	EUR	100,000	113,200
Danone SA Series EMTN, Zero Coupon, 12/1/2025	EUR	300,000	324,146
Dassault Systemes SE 0.38%, 9/16/2029 (a)	EUR	300,000	297,014
Engie SA:
Series EMTN, 2.38%, 5/19/2026	EUR	100,000	110,861
Series EMTN, 3.63%, 1/11/2030	EUR	300,000	343,798
Series EMTN, 4.00%, 1/11/2035	EUR	200,000	232,199
Series EMTN, 5.00%, 10/1/2060	GBP	150,000	178,312
EssilorLuxottica SA:
Series EMTN, 0.38%, 1/5/2026	EUR	300,000	325,206
Series EMTN, 0.38%, 11/27/2027	EUR	300,000	312,952
Series EMTN, 0.50%, 6/5/2028	EUR	100,000	103,606
0.75%, 11/27/2031	EUR	200,000	194,282
Security Description		Principal Amount	Value
Holding d'Infrastructures de Transport SASU Series EMTN, 1.48%, 1/18/2031	EUR	200,000	$197,587
HSBC Continental Europe SA Series EMTN, 0.10%, 9/3/2027	EUR	300,000	311,102
Kering SA:
Series EMTN, 3.63%, 9/5/2031	EUR	100,000	114,271
Series EMTN, 3.88%, 9/5/2035	EUR	300,000	343,310
L'Oreal SA:
0.88%, 6/29/2026	EUR	200,000	216,661
Series EMTN, 2.88%, 5/19/2028	EUR	100,000	112,711
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, Zero Coupon, 2/11/2026 (a)	EUR	300,000	322,745
0.13%, 2/11/2028	EUR	500,000	514,806
0.38%, 2/11/2031	EUR	400,000	387,716
Series EMTN, 3.50%, 9/7/2033	EUR	200,000	231,536
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	100,000	92,146
Series EMTN, 0.63%, 12/16/2033	EUR	200,000	178,907
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	106,737
Series EMTN, 1.38%, 1/16/2030 (a)	EUR	200,000	208,161
Series EMTN, 1.88%, 9/12/2030	EUR	100,000	105,749
Series EMTN, 2.00%, 1/15/2029 (a)	EUR	300,000	325,383
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	121,657
Series EMTN, 8.13%, 1/28/2033	EUR	200,000	307,088
Pernod Ricard SA 1.75%, 4/8/2030	EUR	100,000	104,832
Societe Generale SA:
0.13%, 2/24/2026	EUR	100,000	107,530
Series EMTN, 0.13%, 2/18/2028	EUR	100,000	101,443
Series EMTN, 0.25%, 7/8/2027	EUR	400,000	415,215
Series EMTN, 0.75%, 1/25/2027	EUR	500,000	529,345
Series EMTN, 1.75%, 3/22/2029	EUR	300,000	311,702
Series EMTN, 2.13%, 9/27/2028	EUR	200,000	212,630
Series EMTN, 2.63%, 5/30/2029 (a)	EUR	200,000	219,531

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 4.00%, 11/16/2027	EUR	200,000	$230,345
4.13%, 6/2/2027	EUR	100,000	115,046
Series EMTN, 4.25%, 11/16/2032 (a)	EUR	200,000	238,829
3 mo. EUR EURIBOR - 0.38%, 0.13%, 11/17/2026 (b)	EUR	100,000	107,840
3 mo. EUR EURIBOR - 0.80%, 0.63%, 12/2/2027 (b)	EUR	100,000	105,469
3 mo. EUR EURIBOR - 0.95%, 0.50%, 6/12/2029 (b)	EUR	300,000	301,303
3 mo. EUR EURIBOR - 1.28%, 0.88%, 9/22/2028 (b)	EUR	200,000	207,808
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.25%, 12/6/2030 (b)	EUR	500,000	573,296
Suez SACA Series EMTN, 2.88%, 5/24/2034	EUR	200,000	210,056
TotalEnergies Capital Canada Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	400,000	432,554
TotalEnergies Capital International SA:
Series EMTN, 1.38%, 10/4/2029	EUR	200,000	209,677
Series EMTN, 1.49%, 4/8/2027	EUR	400,000	434,473
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	171,466
Series EMTN, 1.99%, 4/8/2032	EUR	100,000	104,501
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	200,000	210,829
Series EMTN, 1.38%, 12/4/2031	EUR	100,000	96,540
Vinci SA:
Series EMTN, 1.63%, 1/18/2029	EUR	100,000	106,469
Series EMTN, 1.75%, 9/26/2030	EUR	200,000	209,657
			37,324,436
GERMANY — 11.1%
Allianz Finance II BV Series 62, 4.50%, 3/13/2043	GBP	100,000	126,142
Amprion GmbH 3.97%, 9/22/2032	EUR	100,000	116,570
Aroundtown SA Series EMTN, 0.38%, 4/15/2027 (a)	EUR	200,000	204,135
Security Description		Principal Amount	Value
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	200,000	$210,309
0.88%, 11/15/2027	EUR	50,000	53,132
1.50%, 3/17/2031	EUR	300,000	305,385
Bayer AG:
0.63%, 7/12/2031	EUR	200,000	184,300
0.75%, 1/6/2027	EUR	300,000	318,041
Series EMTF, 1.38%, 7/6/2032	EUR	300,000	284,090
Series EMTN, 4.63%, 5/26/2033	EUR	150,000	177,871
Bayer Capital Corp. BV:
1.50%, 6/26/2026	EUR	300,000	327,248
2.13%, 12/15/2029	EUR	400,000	420,855
BMW Finance NV:
Series EMTN, Zero Coupon, 1/11/2026	EUR	100,000	107,746
Series EMTN, 1.50%, 2/6/2029	EUR	400,000	422,983
BMW U.S. Capital LLC:
Series EMTN, 3.00%, 11/2/2027	EUR	200,000	224,279
Series EMTN, 3.38%, 2/2/2034	EUR	150,000	166,755
Commerzbank AG:
Series EMTN, 0.50%, 12/4/2026	EUR	250,000	266,331
Series EMTN, 1.00%, 3/4/2026	EUR	50,000	54,509
Deutsche Bank AG:
Series EMTN, 1.63%, 1/20/2027	EUR	200,000	215,892
3 mo. EUR EURIBOR - 1.50%, 1.38%, 2/17/2032 (b)	EUR	400,000	387,537
Series EMTN, 3 mo. EUR EURIBOR - 2.05%, 1.75%, 11/19/2030 (b)	EUR	200,000	203,862
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 1.88%, 2/23/2028 (a) (b)	EUR	200,000	216,174
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 4/4/2030 (b)	EUR	100,000	114,412
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.50%, 7/12/2035 (b)	EUR	100,000	115,455
3 mo. EUR EURIBOR + 2.95%, 5.00%, 9/5/2030 (b)	EUR	400,000	474,063
Series EMTN, Sterling Overnight Index Average + 2.62%, 6.13%, 12/12/2030 (b)	GBP	300,000	413,394

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Deutsche Boerse AG:
3.88%, 9/28/2026	EUR	100,000	$113,997
3.88%, 9/28/2033	EUR	200,000	235,767
Deutsche Lufthansa AG Series EMTN, 3.00%, 5/29/2026	EUR	100,000	111,106
Deutsche Post AG Series EMTN, 3.50%, 3/25/2036	EUR	100,000	112,346
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	100,000	106,035
Series EMTN, 1.75%, 3/25/2031	EUR	200,000	210,668
Deutsche Telekom International Finance BV:
Series EMTN, 1.50%, 4/3/2028	EUR	250,000	269,108
Series EMTN, 2.00%, 12/1/2029	EUR	170,000	183,401
E.ON International Finance BV:
Series EMTN, 1.50%, 7/31/2029	EUR	150,000	157,802
Series EMTN, 5.88%, 10/30/2037	GBP	200,000	278,686
Series EMTN, 6.13%, 7/6/2039	GBP	150,000	212,967
Series EMTN, 6.25%, 6/3/2030	GBP	100,000	143,137
Series EMTN, 6.38%, 6/7/2032	GBP	140,000	202,868
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	149,831
E.ON SE:
Series EMTN, 0.38%, 9/29/2027	EUR	251,000	263,318
Series EMTN, 3.88%, 1/12/2035	EUR	200,000	231,065
Series EMTN, 4.13%, 3/25/2044	EUR	100,000	114,619
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	200,000	199,487
Heidelberg Materials Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	219,765
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	150,000	147,183
Series EMTN, 0.75%, 3/11/2033	EUR	200,000	183,200
Series EMTN, 1.00%, 11/15/2027	EUR	100,000	105,946
Series EMTN, 1.13%, 11/6/2031	EUR	325,000	316,318
Security Description		Principal Amount	Value
Series EMTN, 1.50%, 7/3/2029	EUR	250,000	$262,294
Series EMTN, 2.13%, 7/3/2037	EUR	100,000	96,442
Mercedes-Benz International Finance BV:
Series EMTN, 0.38%, 11/8/2026	EUR	200,000	212,026
Series EMTN, 0.63%, 5/6/2027 (a)	EUR	116,000	122,761
Series EMTN, 1.00%, 11/11/2025	EUR	124,000	135,433
Series EMTN, 1.38%, 6/26/2026	EUR	300,000	326,393
Series EMTN, 2.00%, 8/22/2026 (a)	EUR	400,000	439,061
Series EMTN, 3.25%, 11/15/2030	EUR	100,000	112,240
Series EMTN, 3.50%, 5/30/2026	EUR	128,000	144,185
Series EMTN, 3.70%, 5/30/2031	EUR	300,000	345,562
Robert Bosch GmbH:
Series EMTN, 3.63%, 6/2/2030	EUR	200,000	229,222
Series EMTN, 4.00%, 6/2/2035	EUR	100,000	115,263
Series EMTN, 4.38%, 6/2/2043	EUR	300,000	346,634
RWE AG:
Series EMTN, 2.13%, 5/24/2026 (a)	EUR	300,000	331,226
Series EMTN, 2.75%, 5/24/2030	EUR	100,000	109,394
SAP SE:
1.25%, 3/10/2028	EUR	300,000	320,234
1.63%, 3/10/2031	EUR	100,000	104,560
Siemens Financieringsmaatschappij NV:
Series EMTN, Zero Coupon, 2/20/2026	EUR	300,000	323,316
Series EMTN, 0.25%, 2/20/2029	EUR	300,000	303,365
Series EMTN, 0.38%, 6/5/2026	EUR	200,000	215,560
Series EMTN, 0.50%, 9/5/2034	EUR	400,000	353,404
Series EMTN, 1.38%, 9/6/2030	EUR	100,000	104,256
Series EMTN, 3.00%, 11/22/2028	EUR	100,000	113,278
Series EMTN, 3.00%, 9/8/2033 (a)	EUR	300,000	334,423
Series EMTN, 3.13%, 5/22/2032	EUR	100,000	113,392

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.38%, 8/24/2031	EUR	200,000	$230,040
3.38%, 2/22/2037	EUR	100,000	112,311
3.63%, 2/22/2044	EUR	200,000	223,621
Traton Finance Luxembourg SA Series EMTN, 0.75%, 3/24/2029 (a)	EUR	200,000	198,472
Volkswagen Bank GmbH Series EMTN, 4.25%, 1/7/2026	EUR	100,000	112,945
Volkswagen Financial Services Overseas AG Series EMTN, 0.88%, 1/31/2028	EUR	200,000	206,106
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	100,000	100,854
Series EMTN, 1.63%, 1/16/2030 (a)	EUR	263,000	266,007
Series 10Y, 1.88%, 3/30/2027	EUR	300,000	323,776
3.25%, 11/18/2030 (a)	EUR	300,000	328,109
Series EMTN, 3.88%, 3/29/2026	EUR	200,000	225,046
Series EMTN, 4.13%, 11/15/2025	EUR	100,000	112,752
4.13%, 11/16/2038 (a)	EUR	200,000	224,060
Volkswagen Leasing GmbH:
Series EMTN, 0.38%, 7/20/2026	EUR	250,000	265,892
Series EMTN, 3.88%, 10/11/2028	EUR	200,000	226,096
Vonovia SE:
Series EMTN, 0.25%, 9/1/2028	EUR	200,000	198,796
Series EMTN, 0.38%, 6/16/2027	EUR	200,000	208,480
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	195,032
Series EMTN, 0.75%, 9/1/2032	EUR	100,000	89,642
1.00%, 6/16/2033	EUR	200,000	177,772
Wintershall Dea Finance BV:
1.33%, 9/25/2028	EUR	100,000	102,963
1.82%, 9/25/2031	EUR	200,000	193,271
			20,316,057
IRELAND — 0.2%
AIB Group PLC Series EMTN, 1 yr. EUR Swap + 1.30%, 2.25%, 4/4/2028 (b)	EUR	100,000	109,455
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026	EUR	200,000	222,466
			331,921
Security Description		Principal Amount	Value
ITALY — 5.4%
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	300,000	$303,209
Series EMTN, 2.38%, 11/25/2033	EUR	100,000	97,487
Autostrade per l'Italia SpA 2.00%, 1/15/2030	EUR	300,000	311,499
Enel Finance International NV:
0.25%, 11/17/2025 (c)	EUR	100,000	108,544
Series EMTN, 0.25%, 5/28/2026	EUR	100,000	107,088
Series EMTN, 0.25%, 6/17/2027 (c)	EUR	200,000	209,252
Series EMTN, 0.38%, 6/17/2027	EUR	200,000	210,441
Series EMTN, 0.63%, 5/28/2029	EUR	250,000	250,206
Series EMTN, 0.75%, 6/17/2030 (a) (c)	EUR	250,000	244,837
Series EMTN, 0.88%, 9/28/2034	EUR	150,000	130,812
Series EMTN, 0.88%, 6/17/2036	EUR	200,000	164,602
Series EMTN, 1.13%, 9/16/2026	EUR	350,000	379,440
Series EMTN, 2.88%, 4/11/2029	GBP	100,000	123,850
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	338,982
Eni SpA:
Series EMTN, 0.38%, 6/14/2028	EUR	100,000	101,984
Series EMTN, 0.63%, 1/23/2030	EUR	300,000	296,195
Series EMTN, 1.25%, 5/18/2026	EUR	200,000	217,551
Series EMTN, 1.50%, 2/2/2026 (a)	EUR	200,000	218,985
Series EMTN, 2.00%, 5/18/2031	EUR	350,000	363,970
Series EMTN, 3.63%, 1/29/2029 (a)	EUR	200,000	229,992
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028 (a)	EUR	300,000	311,331
Series EMTN, 1.00%, 11/19/2026	EUR	300,000	322,351
Series EMTN, 1.75%, 3/20/2028 (a)	EUR	150,000	160,982
Series EMTN, 3.63%, 10/16/2030	EUR	100,000	113,813
Series EMTN, 4.75%, 9/6/2027	EUR	200,000	233,951
Series EMTN, 4.88%, 5/19/2030	EUR	150,000	181,568

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 5.13%, 8/29/2031 (a)	EUR	300,000	$370,096
Series EMTN, 6.63%, 5/31/2033	GBP	300,000	431,262
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 5.00%, 3/8/2028 (b)	EUR	300,000	349,843
Ryanair DAC Series EMTN, 0.88%, 5/25/2026	EUR	200,000	215,933
Snam SpA:
Series EMTN, 0.88%, 10/25/2026	EUR	200,000	214,881
Series EMTN, 3.88%, 2/19/2034	EUR	100,000	113,796
Terna - Rete Elettrica Nazionale Series EMTN, 1.38%, 7/26/2027	EUR	100,000	107,709
UniCredit SpA:
Series EMTN, 0.33%, 1/19/2026	EUR	200,000	216,090
Series EMTN, 0.85%, 1/19/2031	EUR	100,000	96,446
Series EMTN, 4.00%, 3/5/2034	EUR	200,000	230,868
4.20%, 6/11/2034	EUR	150,000	172,614
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.80%, 7/5/2029 (b)	EUR	300,000	309,334
Series EMTN, 3 mo. EUR EURIBOR - 2.55%, 2.20%, 7/22/2027 (b)	EUR	250,000	275,462
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 0.93%, 1/18/2028 (b)	EUR	200,000	213,851
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.45%, 2/16/2029 (b)	EUR	350,000	405,817
Series EMTN, 3 mo. EUR EURIBOR + 1.90%, 4.80%, 1/17/2029 (b)	EUR	200,000	235,933
Series EMTN, 3 mo. EUR EURIBOR + 2.85%, 5.85%, 11/15/2027 (b)	EUR	150,000	177,003
			9,869,860
JAPAN — 2.1%
Mizuho Financial Group, Inc.:
Series EMTN, 0.69%, 10/7/2030	EUR	300,000	288,346
3 mo. EUR EURIBOR - 0.72%, 0.47%, 9/6/2029 (b)	EUR	100,000	101,104
NTT Finance Corp.:
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	681,102
Series 26, 0.84%, 6/20/2033	JPY	100,000,000	684,992
Security Description		Principal Amount	Value
Seven & i Holdings Co. Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	$696,385
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	100,000	98,538
1.55%, 6/15/2026	EUR	300,000	327,745
Takeda Pharmaceutical Co. Ltd.:
1.38%, 7/9/2032	EUR	300,000	294,306
2.00%, 7/9/2040	EUR	200,000	177,787
3.00%, 11/21/2030	EUR	400,000	445,514
			3,795,819
MEXICO — 0.1%
America Movil SAB de CV 4.38%, 8/7/2041	GBP	100,000	117,620
NETHERLANDS — 5.2%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 9/23/2029	EUR	400,000	393,368
0.60%, 1/15/2027	EUR	100,000	106,181
Series EMTN, 1.25%, 1/20/2034	EUR	100,000	93,228
Series EMTN, 3.88%, 12/21/2026	EUR	200,000	228,870
Series EMTN, 4.00%, 1/16/2028	EUR	100,000	114,961
Series EMTN, 4.25%, 2/21/2030	EUR	300,000	352,135
4.38%, 10/20/2028 (a)	EUR	200,000	234,007
4.50%, 11/21/2034	EUR	200,000	243,477
Series EMTN, 5.25%, 5/26/2026	GBP	200,000	270,254
ASML Holding NV:
1.38%, 7/7/2026	EUR	200,000	218,393
Series EMTN, 3.50%, 12/6/2025	EUR	150,000	168,494
Cooperatieve Rabobank UA:
Series GMTN, 1.13%, 5/7/2031	EUR	300,000	296,445
Series GMTN, 1.25%, 3/23/2026	EUR	340,000	371,611
Series GMTN, 1.38%, 2/3/2027 (a)	EUR	200,000	217,862
Series GMTN, 3.91%, 11/3/2026	EUR	100,000	114,472
Series EMTN, 4.00%, 1/10/2030	EUR	200,000	233,462
Series GMTN, 3 mo. EUR EURIBOR - 0.52%, 0.38%, 12/1/2027 (b)	EUR	100,000	105,770
Series GMTN, 3 mo. EUR EURIBOR - 1.18%, 0.88%, 5/5/2028 (b)	EUR	200,000	212,148

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series GMTN, 3 mo. EUR EURIBOR + 1.15%, 4.23%, 4/25/2029 (b)	EUR	200,000	$232,268
Series GMTN, 3 mo. EUR EURIBOR + 1.55%, 4.63%, 1/27/2028 (b)	EUR	200,000	231,655
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	200,000	217,116
ING Groep NV:
Series EMTN, 2.13%, 1/10/2026	EUR	200,000	221,503
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	108,000
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	261,748
3 mo. EUR EURIBOR - 0.68%, 0.25%, 2/18/2029 (b)	EUR	300,000	304,032
3 mo. EUR EURIBOR - 0.70%, 0.25%, 2/1/2030 (b)	EUR	500,000	492,193
3 mo. EUR EURIBOR - 0.70%, 0.38%, 9/29/2028 (b)	EUR	400,000	412,764
Series GMTN, 3 mo. EUR EURIBOR + 0.85%, 1.25%, 2/16/2027 (b)	EUR	300,000	326,802
3 mo. EUR EURIBOR + 1.15%, 1.75%, 2/16/2031 (a) (b),(b)	EUR	400,000	413,328
3 mo. EUR EURIBOR + 1.60%, 4.50%, 5/23/2029 (b)	EUR	300,000	349,927
Series EMTN, 3 mo. EUR EURIBOR + 1.78%, 4.00%, 2/12/2035 (b)	EUR	300,000	347,082
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.88%, 11/14/2027 (b)	EUR	200,000	231,751
3 mo. EUR EURIBOR + 1.90%, 4.75%, 5/23/2034 (b)	EUR	200,000	243,522
3 mo. EUR EURIBOR + 2.15%, 5.25%, 11/14/2033 (a) (b)	EUR	300,000	376,235
Series EMTN, Sterling Overnight Index Average + 0.91%, 1.13%, 12/7/2028 (b)	GBP	100,000	120,125
Koninklijke KPN NV Series GMTN, 3.88%, 2/16/2036	EUR	200,000	228,299
LeasePlan Corp. NV:
Series EMTN, 0.25%, 2/23/2026	EUR	250,000	268,912
Series EMTN, 0.25%, 9/7/2026	EUR	100,000	106,204
			9,468,604
Security Description		Principal Amount	Value
NORWAY — 0.8%
DNB Bank ASA:
Series EMTN, 1 yr. U.K. Government Bond + 2.15%, 4.00%, 8/17/2027 (b)	GBP	100,000	$132,042
Series EMTN, 3 mo. EUR EURIBOR - 0.53%, 0.25%, 2/23/2029 (b)	EUR	200,000	203,393
Series EMTN, 3 mo. EUR EURIBOR + 0.32%, 0.38%, 1/18/2028 (b)	EUR	100,000	105,657
Series EMTN, 3 mo. EUR EURIBOR + 0.63%, 3.63%, 2/16/2027 (b)	EUR	100,000	112,631
Series EMTN, 3 mo. EUR EURIBOR + 0.65%, 4.00%, 3/14/2029 (b)	EUR	200,000	231,476
Series EMTN, 3 mo. EUR EURIBOR + 0.77%, 3.13%, 9/21/2027 (b)	EUR	200,000	224,542
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 4.50%, 7/19/2028 (a) (b)	EUR	200,000	232,635
SpareBank 1 SR-Bank ASA Series EMTN, 3.75%, 11/23/2027	EUR	200,000	229,082
			1,471,458
PORTUGAL — 0.1%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	200,000	211,070
SPAIN — 6.4%
Abertis Infraestructuras SA Series EMTN, 3.00%, 3/27/2031	EUR	200,000	219,974
Banco Bilbao Vizcaya Argentaria SA:
Series GMTN, 0.38%, 11/15/2026	EUR	100,000	106,391
Series GMTN, 0.50%, 1/14/2027	EUR	200,000	212,164
1.00%, 6/21/2026	EUR	200,000	216,475
Series GMTN, 1.75%, 11/26/2025	EUR	200,000	220,066
Series GMTN, 3.38%, 9/20/2027	EUR	300,000	342,025
Series EMTN, 3.88%, 1/15/2034	EUR	200,000	234,094
Series GMTN, 4.38%, 10/14/2029	EUR	200,000	238,557
Series GMTN, 3 mo. EUR EURIBOR - 0.52%, 0.13%, 3/24/2027 (a) (b)	EUR	200,000	214,603

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 0.82%, 0.88%, 1/14/2029 (b)	EUR	200,000	$208,818
3 mo. EUR EURIBOR + 1.70%, 4.63%, 1/13/2031 (a) (b)	EUR	200,000	237,741
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	100,000	102,143
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	106,343
Series EMTN, 0.50%, 2/4/2027	EUR	200,000	212,677
Series EMTN, 1.00%, 11/4/2031	EUR	100,000	96,427
Series EMTN, 1.13%, 6/23/2027	EUR	200,000	214,070
Series EMTN, 1.38%, 1/5/2026	EUR	200,000	219,438
Series EMTN, 3.75%, 1/16/2026	EUR	300,000	339,401
Series EMTN, 3.75%, 1/9/2034	EUR	200,000	230,773
Series EMTN, 3.88%, 1/16/2028	EUR	300,000	345,994
Series EMTN, 4.25%, 6/12/2030	EUR	100,000	118,687
Series EMTN, 4.88%, 10/18/2031	EUR	500,000	605,097
Series EMTN, 1 yr. EUR Swap - 0.78%, 0.63%, 6/24/2029 (b)	EUR	400,000	409,189
Series EMTN, 1 yr. EUR Swap + 1.25%, 4.63%, 10/18/2027 (b)	EUR	300,000	345,216
Series EMTN, 3 mo. EUR EURIBOR - 0.85%, 0.50%, 3/24/2027 (b)	EUR	300,000	322,691
CaixaBank SA:
Series EMTN, 1.13%, 3/27/2026	EUR	100,000	108,967
Series EMTN, 1.38%, 6/19/2026	EUR	100,000	108,876
Series EMTN, 4.25%, 9/6/2030	EUR	300,000	356,620
Series EMTN, 4.38%, 11/29/2033	EUR	100,000	120,897
Series EMTN, 3 mo. EUR EURIBOR - 0.85%, 0.38%, 11/18/2026 (b)	EUR	300,000	324,265
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.50%, 2/9/2029 (b)	EUR	200,000	204,670
Series EMTN, 3 mo. EUR EURIBOR - 1.00%, 0.75%, 5/26/2028 (b)	EUR	100,000	105,525
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.62%, 0.63%, 1/21/2028 (b)	EUR	200,000	$212,561
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 2/9/2032 (b)	EUR	200,000	231,075
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.63%, 5/16/2027 (b)	EUR	100,000	114,380
Series EMTN, 3 mo. EUR EURIBOR + 1.65%, 5.00%, 7/19/2029 (b)	EUR	100,000	118,678
Series EMTN, 3 mo. EUR EURIBOR + 2.40%, 5.38%, 11/14/2030 (a) (b)	EUR	400,000	489,102
Cellnex Finance Co. SA:
Series EMTN, 1.00%, 9/15/2027	EUR	100,000	105,399
Series EMTN, 2.00%, 2/15/2033	EUR	300,000	296,629
Series EMTN, 2.25%, 4/12/2026	EUR	100,000	110,520
Cellnex Telecom SA Series EMTN, 1.75%, 10/23/2030 (a)	EUR	200,000	203,983
Iberdrola Finanzas SA Series EMTN, 1.38%, 3/11/2032	EUR	200,000	199,503
Iberdrola International BV Series EMTN, 1.13%, 4/21/2026	EUR	200,000	217,949
Naturgy Finance Iberia SA:
Series EMTN, 1.25%, 1/15/2026	EUR	200,000	218,265
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	108,291
Santander Consumer Finance SA Series EMTN, 3.75%, 1/17/2029 (a)	EUR	200,000	229,869
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	100,000	99,364
Series EMTN, 1.20%, 8/21/2027 (a)	EUR	200,000	213,488
Series EMTN, 1.45%, 1/22/2027 (a)	EUR	200,000	216,412
Series EMTN, 1.72%, 1/12/2028 (a)	EUR	400,000	432,270
Series EMTN, 1.79%, 3/12/2029	EUR	100,000	106,499
Series EMTN, 2.59%, 5/25/2031 (a)	EUR	300,000	323,463
			11,696,574

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
SWEDEN — 2.0%
Skandinaviska Enskilda Banken AB:
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	$203,333
Series GMTN, 1.75%, 11/11/2026	EUR	400,000	438,070
Series GMTN, 3.25%, 11/24/2025	EUR	200,000	224,240
Series GMTN, 3.75%, 2/7/2028	EUR	250,000	285,995
Series EMTN, 3.88%, 5/9/2028	EUR	250,000	290,016
4.00%, 11/9/2026	EUR	200,000	227,909
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	300,000	301,818
Series EMTN, 0.13%, 11/3/2026	EUR	200,000	211,436
0.50%, 2/18/2030	EUR	200,000	195,456
Series EMTN, 1.38%, 2/23/2029	EUR	100,000	104,462
3.38%, 2/17/2028	EUR	200,000	227,848
Swedbank AB:
Series EMTN, 2.10%, 5/25/2027	EUR	300,000	330,391
Series EMTN, 3.75%, 11/14/2025 (a)	EUR	200,000	225,236
Series GMTN, 4.13%, 11/13/2028	EUR	100,000	117,313
1 yr. EUR Swap - 0.57%, 0.30%, 5/20/2027 (b)	EUR	200,000	214,020
			3,597,543
SWITZERLAND — 4.0%
Holcim Finance Luxembourg SA:
Series EMTN, 0.50%, 9/3/2030	EUR	200,000	190,622
Series EMTN, 2.25%, 5/26/2028	EUR	100,000	109,695
Lonza Finance International NV Series EMTN, 3.88%, 4/24/2036	EUR	200,000	230,091
Novartis Finance SA Zero Coupon, 9/23/2028	EUR	300,000	302,964
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	200,000	217,640
1.50%, 3/26/2030	EUR	300,000	312,851
2.00%, 3/26/2038	EUR	100,000	95,065
Sika Capital BV 3.75%, 11/3/2026	EUR	200,000	227,501
UBS AG:
Series EMTN, 0.01%, 3/31/2026	EUR	300,000	321,198
Security Description		Principal Amount	Value
Series EMTN, 0.25%, 1/5/2026	EUR	100,000	$107,880
Series EMTN, 0.50%, 3/31/2031	EUR	200,000	189,871
Series EMTN, 1.13%, 12/15/2025	GBP	100,000	128,319
Series EMTN, 1.50%, 4/10/2026	EUR	200,000	218,590
UBS Group AG:
0.25%, 2/24/2028	EUR	200,000	203,382
Series EMTN, 0.63%, 1/18/2033	EUR	263,000	233,928
0.63%, 2/24/2033	EUR	300,000	266,580
0.88%, 11/3/2031	EUR	400,000	376,907
Series EMTN, 1.25%, 9/1/2026	EUR	300,000	325,304
1 yr. EUR Swap - 0.48%, 0.25%, 11/3/2026 (b)	EUR	200,000	215,932
Series EMTN, 1 yr. EUR Swap - 0.77%, 0.25%, 11/5/2028 (b)	EUR	350,000	358,262
1 yr. EUR Swap + 1.60%, 2.13%, 10/13/2026 (b)	EUR	100,000	110,385
1 yr. EUR Swap + 1.95%, 2.88%, 4/2/2032 (b)	EUR	100,000	108,077
Series EMTN, 1 yr. EURIBOR ICE Swap - 1.05%, 1.00%, 6/24/2027 (b)	EUR	350,000	377,295
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 2.75%, 6/15/2027 (b)	EUR	200,000	222,125
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.35%, 3.13%, 6/15/2030 (b)	EUR	200,000	222,613
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.55%, 4.38%, 1/11/2031 (b)	EUR	200,000	234,758
1 yr. EURIBOR ICE Swap + 4.95%, 7.75%, 3/1/2029 (b)	EUR	500,000	638,780
Series EMTN, 1 yr. U.K. Government Bond + 2.23%, 2.25%, 6/9/2028 (b)	GBP	200,000	249,752
1 yr. U.K. Government Bond + 4.20%, 7.00%, 9/30/2027 (b)	GBP	100,000	138,888
1 yr. U.K. Government Bond + 4.55%, 7.38%, 9/7/2033 (b)	GBP	100,000	151,891

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1 yr. EURIBOR ICE Swap - 0.77%, 0.65%, 1/14/2028 (b)	EUR	250,000	$263,949
			7,351,095
UNITED KINGDOM — 8.7%
Annington Funding PLC Series EMTN, 3.94%, 7/12/2047	GBP	100,000	96,972
Barclays PLC:
Series EMTN, 3.25%, 2/12/2027	GBP	200,000	258,180
1 yr. EUR Swap - 1.26%, 0.58%, 8/9/2029 (b)	EUR	300,000	304,256
Series EMTN, 1 yr. EUR Swap + 1.75%, 4.92%, 8/8/2030 (a) (b)	EUR	150,000	179,018
Series EMTN, 1 yr. EUR Swap + 2.55%, 5.26%, 1/29/2034 (b)	EUR	400,000	493,682
1 yr. EURIBOR ICE Swap + 0.85%, 0.88%, 1/28/2028 (b)	EUR	250,000	266,172
1 yr. EURIBOR ICE Swap + 1.55%, 4.35%, 5/8/2035 (b)	EUR	200,000	232,014
1 yr. EURIBOR ICE Swap + 2.05%, 4.51%, 1/31/2033 (a) (b)	EUR	200,000	234,807
Series EMTN, 1 yr. U.K. Government Bond + 2.80%, 6.37%, 1/31/2031 (b)	GBP	250,000	350,974
Sterling Overnight Index Average + 2.06%, 5.85%, 3/21/2035 (b)	GBP	200,000	271,368
1 yr. EUR Swap + 1.00%, 1.11%, 5/12/2032 (b)	EUR	200,000	192,092
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	300,000	315,774
British Telecommunications PLC:
Series EMTN, 1.50%, 6/23/2027 (a)	EUR	250,000	269,458
Series EMTN, 1.75%, 3/10/2026	EUR	100,000	109,506
Cadent Finance PLC:
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	94,871
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	165,309
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	200,000	183,707
CK Hutchison Group Telecom Finance SA:
0.75%, 4/17/2026	EUR	300,000	322,992
Security Description		Principal Amount	Value
1.13%, 10/17/2028	EUR	100,000	$103,516
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	82,713	93,151
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	200,000	216,236
easyJet FinCo BV Series EMTN, 1.88%, 3/3/2028	EUR	200,000	214,396
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	200,000	217,993
Series EMTN, 1.25%, 10/12/2028	GBP	100,000	119,861
Series EMTN, 1.63%, 5/12/2035	GBP	100,000	98,894
Heathrow Funding Ltd.:
Series EMTN, 4.63%, 10/31/2048	GBP	100,000	115,447
Series EMTN, 5.88%, 5/13/2043	GBP	200,000	274,456
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	139,190
HSBC Holdings PLC:
1 yr. GBP SONIA Linked ICE Swap + 1.32%, 2.26%, 11/13/2026 (b)	GBP	100,000	129,900
1 yr. GBP Swap + 1.65%, 3.00%, 7/22/2028 (b)	GBP	300,000	381,615
1 yr. GBP Swap + 1.77%, 3.00%, 5/29/2030 (b)	GBP	100,000	122,716
3 mo. EUR EURIBOR - 0.78%, 0.64%, 9/24/2029 (b)	EUR	100,000	101,202
3 mo. EUR EURIBOR - 1.03%, 0.77%, 11/13/2031 (b)	EUR	200,000	192,734
3 mo. EUR EURIBOR + 0.86%, 3.76%, 5/20/2029 (b)	EUR	200,000	227,656
Series EMTN, 3 mo. EUR EURIBOR + 1.29%, 4.75%, 3/10/2028 (a) (b)	EUR	300,000	348,182
3 mo. EUR EURIBOR + 1.45%, 3.02%, 6/15/2027 (b)	EUR	200,000	223,337
Series EMTN, 3 mo. EUR EURIBOR + 1.55%, 4.79%, 3/10/2032 (b)	EUR	400,000	481,460
Series EMTN, 3 mo. EUR EURIBOR + 1.94%, 4.86%, 5/23/2033 (b)	EUR	310,000	376,577
Sterling Overnight Index Average + 1.31%, 1.75%, 7/24/2027 (b)	GBP	100,000	126,783

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Sterling Overnight Index Average + 2.12%, 6.80%, 9/14/2031 (b)	GBP	200,000	$290,309
Imperial Brands Finance Netherlands BV:
Series EMTN, 1.75%, 3/18/2033 (a)	EUR	300,000	283,474
Series EMTN, 5.25%, 2/15/2031	EUR	100,000	119,681
Lloyds Bank Corporate Markets PLC Series EMTN, 2.38%, 4/9/2026	EUR	100,000	110,932
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	140,000	214,867
Lloyds Banking Group PLC:
Series EMTN, 1 yr. EUR Swap + 1.50%, 3.13%, 8/24/2030 (b)	EUR	450,000	500,653
Series EMTN, 1 yr. EUR Swap + 1.60%, 4.75%, 9/21/2031 (b)	EUR	200,000	240,053
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.95%, 3.50%, 11/6/2030 (b)	EUR	100,000	112,859
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.18%, 3.88%, 5/14/2032 (b)	EUR	100,000	114,919
Motability Operations Group PLC:
Series EMTN, 3.88%, 1/24/2034	EUR	200,000	229,772
Series EMTN, 4.00%, 1/17/2030	EUR	100,000	115,986
Series EMTN, 4.25%, 6/17/2035	EUR	100,000	117,288
National Grid Electricity Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	138,412
National Grid PLC Series EMTN, 4.28%, 1/16/2035	EUR	200,000	234,117
Nationwide Building Society:
Series EMTN, 4.50%, 11/1/2026 (a)	EUR	300,000	346,299
Series EMTN, 6.13%, 8/21/2028	GBP	100,000	140,628
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.83%, 7/24/2032 (b)	EUR	100,000	114,471
Security Description		Principal Amount	Value
NatWest Group PLC:
Series EMTN, 1 yr. U.K. Government Bond + 2.10%, 3.62%, 3/29/2029 (b)	GBP	240,000	$308,594
3 mo. EUR EURIBOR - 0.89%, 0.67%, 9/14/2029 (b)	EUR	200,000	203,050
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.78%, 2/26/2030 (b)	EUR	400,000	402,659
Series EMTN, 3 mo. EUR EURIBOR + 1.83%, 4.77%, 2/16/2029 (b)	EUR	100,000	117,375
Series EMTN, 3 mo. EUR EURIBOR + 1.91%, 4.07%, 9/6/2028 (b)	EUR	100,000	114,995
NatWest Markets PLC:
Series EMTN, 0.13%, 11/12/2025	EUR	250,000	270,234
Series EMTN, 0.13%, 6/18/2026	EUR	100,000	106,789
Series EMTN, 1.38%, 3/2/2027	EUR	100,000	108,289
Santander U.K. Group Holdings PLC Series EMTN, 1 yr. GBP Swap + 2.87%, 7.10%, 11/16/2027 (b)	GBP	100,000	139,402
Sky Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	130,000	144,400
Standard Chartered PLC:
1 yr. EUR Swap + 1.45%, 4.20%, 3/4/2032 (b)	EUR	100,000	116,063
1 yr. EUR Swap + 1.85%, 4.87%, 5/10/2031 (b)	EUR	200,000	240,085
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2045	GBP	150,000	196,477
Unilever Finance Netherlands BV 1.75%, 3/25/2030	EUR	200,000	212,987
University of Oxford 2.54%, 12/8/2117	GBP	140,000	98,550
Vodafone Group PLC:
Series EMTN, 1.63%, 11/24/2030	EUR	200,000	207,347
Series EMTN, 2.20%, 8/25/2026	EUR	228,000	253,128
Series EMTN, 3.00%, 8/12/2056	GBP	100,000	79,702
Series EMTN, 3.38%, 8/8/2049	GBP	200,000	183,360
Wellcome Trust Ltd.:
1.50%, 7/14/2071	GBP	100,000	51,121
2.52%, 2/7/2118	GBP	100,000	69,507

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Yorkshire Water Finance PLC Series EMTN, 2.75%, 4/18/2041	GBP	130,000	$112,322
			15,807,610
UNITED STATES — 25.3%
Abbott Ireland Financing DAC 1.50%, 9/27/2026	EUR	150,000	163,804
Altria Group, Inc.:
2.20%, 6/15/2027	EUR	200,000	218,869
3.13%, 6/15/2031	EUR	100,000	108,500
American Honda Finance Corp. 0.30%, 7/7/2028	EUR	150,000	151,911
American Medical Systems Europe BV 3.50%, 3/8/2032	EUR	100,000	113,624
Amgen, Inc. 4.00%, 9/13/2029	GBP	200,000	261,251
Apple, Inc.:
Zero Coupon, 11/15/2025	EUR	250,000	270,606
0.50%, 11/15/2031	EUR	200,000	193,538
1.38%, 5/24/2029	EUR	200,000	213,574
1.63%, 11/10/2026	EUR	140,000	153,525
2.00%, 9/17/2027	EUR	200,000	220,804
AT&T, Inc.:
0.80%, 3/4/2030	EUR	160,000	158,563
1.60%, 5/19/2028	EUR	200,000	213,334
1.80%, 9/5/2026	EUR	300,000	328,671
2.35%, 9/5/2029	EUR	100,000	108,619
2.45%, 3/15/2035	EUR	200,000	202,690
2.90%, 12/4/2026	GBP	100,000	129,314
3.15%, 9/4/2036	EUR	203,000	215,761
3.50%, 12/17/2025	EUR	300,000	336,097
3.55%, 12/17/2032	EUR	250,000	284,283
3.95%, 4/30/2031	EUR	200,000	232,528
4.30%, 11/18/2034	EUR	250,000	298,487
4.38%, 9/14/2029	GBP	250,000	328,868
4.88%, 6/1/2044	GBP	150,000	179,884
Series EMTN, 7.00%, 4/30/2040	GBP	250,000	381,636
Bank of America Corp.:
Series EMTN, 1 yr. U.K. Government Bond + 1.10%, 1.67%, 6/2/2029 (b)	GBP	150,000	180,381
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.58%, 8/8/2029 (b)	EUR	100,000	101,776
Series EMTN, 3 mo. EUR EURIBOR - 0.76%, 0.58%, 8/24/2028 (b)	EUR	150,000	156,679
Series EMTN, 3 mo. EUR EURIBOR - 0.79%, 0.69%, 3/22/2031 (b)	EUR	500,000	487,893
Series EMTN, 3 mo. EUR EURIBOR - 0.94%, 0.65%, 10/26/2031 (b)	EUR	300,000	287,737
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR - 3.67%, 3.65%, 3/31/2029 (b)	EUR	380,000	$433,612
Series EMTN, 3 mo. EUR EURIBOR + 0.91%, 1.95%, 10/27/2026 (b)	EUR	200,000	220,538
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.10%, 5/24/2032 (b)	EUR	450,000	436,836
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 1.78%, 5/4/2027 (b)	EUR	350,000	383,467
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 2.82%, 4/27/2033 (b)	EUR	200,000	214,990
Becton Dickinson & Co. 3.83%, 6/7/2032	EUR	100,000	115,219
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	200,000	194,034
2.63%, 6/19/2059	GBP	100,000	78,527
Berkshire Hathaway, Inc.:
1.13%, 3/16/2027	EUR	300,000	322,488
1.63%, 3/16/2035	EUR	250,000	239,853
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	135,107
Series EMTN, 5.13%, 12/1/2025	GBP	200,000	268,657
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	100,000	109,191
4.13%, 5/12/2033	EUR	300,000	355,343
4.50%, 11/15/2031	EUR	100,000	121,165
4.75%, 11/15/2034	EUR	100,000	124,450
BorgWarner, Inc. 1.00%, 5/19/2031 (a)	EUR	170,000	161,634
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	200,000	197,761
Series EMTN, 2.52%, 4/7/2028 (a)	EUR	200,000	220,533
2.82%, 4/7/2032	EUR	100,000	108,419
Celanese U.S. Holdings LLC 4.78%, 7/19/2026	EUR	100,000	114,295
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029	EUR	200,000	206,637
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	105,841
Series EMTN, 3 mo. EUR EURIBOR - 0.96%, 0.50%, 10/8/2027 (b)	EUR	250,000	265,815
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.75%, 5/14/2032 (b)	EUR	200,000	227,922

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 1.25%, 3.71%, 9/22/2028 (b)	EUR	100,000	$114,253
3 mo. EUR EURIBOR + 1.60%, 4.11%, 9/22/2033 (b)	EUR	256,000	297,792
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	300,000	299,347
1.13%, 3/9/2027	EUR	100,000	107,613
1.63%, 3/9/2035	EUR	200,000	193,985
Comcast Corp.:
Zero Coupon, 9/14/2026	EUR	100,000	105,846
0.75%, 2/20/2032	EUR	200,000	189,217
1.88%, 2/20/2036 (a)	GBP	225,000	221,406
5.25%, 9/26/2040	GBP	150,000	200,002
DH Europe Finance II SARL:
0.20%, 3/18/2026	EUR	200,000	215,089
0.45%, 3/18/2028	EUR	200,000	206,584
0.75%, 9/18/2031	EUR	350,000	336,792
1.35%, 9/18/2039	EUR	100,000	84,314
Digital Euro Finco LLC 2.50%, 1/16/2026	EUR	300,000	331,504
Digital Intrepid Holding BV 0.63%, 7/15/2031	EUR	100,000	91,371
Dow Chemical Co. 0.50%, 3/15/2027	EUR	200,000	210,663
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	100,000	81,368
Exxon Mobil Corp.:
0.52%, 6/26/2028	EUR	150,000	154,609
0.84%, 6/26/2032	EUR	150,000	141,353
1.41%, 6/26/2039	EUR	200,000	168,065
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	217,326
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	100,000	108,082
2.00%, 5/21/2030	EUR	200,000	209,936
Ford Motor Credit Co. LLC 4.87%, 8/3/2027	EUR	200,000	230,518
Goldman Sachs Group, Inc.:
Series EMTN, 0.25%, 1/26/2028	EUR	230,000	236,357
Series EMTN, 0.75%, 3/23/2032	EUR	200,000	186,331
Series EMTN, 0.88%, 5/9/2029	EUR	350,000	354,567
Series EMTN, 0.88%, 1/21/2030	EUR	100,000	99,390
Series EMTN, 1.00%, 3/18/2033	EUR	275,000	256,612
Series EMTN, 1.25%, 2/7/2029	EUR	350,000	362,259
Series EMTN, 1.50%, 12/7/2027	GBP	100,000	121,719
Security Description		Principal Amount	Value
Series EMTN, 1.63%, 7/27/2026	EUR	300,000	$328,742
Series EMTN, 2.00%, 11/1/2028	EUR	177,000	191,006
Series EMTN, 3.00%, 2/12/2031	EUR	17,000	18,878
Series EMTN, 3.13%, 7/25/2029	GBP	200,000	251,841
Series EMTN, 4.25%, 1/29/2026	GBP	150,000	199,898
Series EMTN, 1 yr. U.K. Government Bond + 1.95%, 3.63%, 10/29/2029 (b)	GBP	100,000	128,338
Honeywell International, Inc. 4.13%, 11/2/2034	EUR	200,000	235,858
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	100,000	103,094
0.65%, 2/11/2032	EUR	300,000	282,417
Series EMTN, 0.88%, 2/9/2030	EUR	100,000	100,547
1.25%, 1/29/2027	EUR	150,000	162,030
Series EMTN, 1.25%, 2/9/2034	EUR	200,000	189,289
1.75%, 1/31/2031	EUR	250,000	259,947
Series EMTN, 2.88%, 11/7/2025	EUR	300,000	334,491
3.38%, 2/6/2027	EUR	200,000	226,488
3.63%, 2/6/2031	EUR	100,000	115,233
3.75%, 2/6/2035	EUR	100,000	116,045
4.00%, 2/6/2043	EUR	200,000	228,745
4.88%, 2/6/2038	GBP	100,000	128,654
Johnson & Johnson:
1.65%, 5/20/2035	EUR	200,000	198,846
3.55%, 6/1/2044	EUR	150,000	170,903
JPMorgan Chase & Co.:
Series EMTN, 1.50%, 10/29/2026	EUR	200,000	218,456
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.39%, 2/24/2028 (b)	EUR	350,000	368,613
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.60%, 2/17/2033 (a) (b)	EUR	300,000	278,427
Series EMTN, 3 mo. EUR EURIBOR + 0.76%, 1.09%, 3/11/2027 (b)	EUR	400,000	434,915
Series EMTN, 3 mo. EUR EURIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	400,000	432,309
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 1.00%, 7/25/2031 (b)	EUR	100,000	99,039

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.87%, 1.05%, 11/4/2032 (b)	EUR	400,000	$386,233
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.81%, 6/12/2029 (b)	EUR	300,000	321,734
Series EMTN, 3 mo. EUR EURIBOR + 0.98%, 3.76%, 3/21/2034 (b)	EUR	250,000	286,532
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 1.96%, 3/23/2030 (b)	EUR	350,000	372,450
Series EMTN, 3 mo. EUR EURIBOR + 1.28%, 4.46%, 11/13/2031 (b)	EUR	200,000	238,629
Series EMTN, Sterling Overnight Index Average + 1.13%, 1.90%, 4/28/2033 (b)	GBP	200,000	221,492
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	100,000	109,432
Medtronic Global Holdings SCA:
Zero Coupon, 10/15/2025	EUR	200,000	216,518
0.38%, 10/15/2028	EUR	200,000	203,568
1.13%, 3/7/2027	EUR	300,000	322,517
1.38%, 10/15/2040	EUR	250,000	202,899
1.50%, 7/2/2039	EUR	350,000	296,426
1.63%, 3/7/2031	EUR	200,000	206,250
1.63%, 10/15/2050	EUR	150,000	109,597
1.75%, 7/2/2049	EUR	200,000	151,239
3.00%, 10/15/2028 (a)	EUR	200,000	225,349
3.13%, 10/15/2031	EUR	150,000	168,476
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	100,000	110,031
Microsoft Corp. 3.13%, 12/6/2028	EUR	250,000	286,070
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	100,000	108,684
Series GMTN, 1.88%, 4/27/2027	EUR	184,000	200,152
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	127,625
3 mo. EUR EURIBOR - 0.70%, 0.41%, 10/29/2027 (b)	EUR	100,000	105,958
3 mo. EUR EURIBOR - 0.72%, 0.50%, 2/7/2031 (b)	EUR	300,000	289,726
3 mo. EUR EURIBOR - 0.87%, 0.50%, 10/26/2029 (b)	EUR	500,000	503,375
Series GMTN, 3 mo. EUR EURIBOR + 0.83%, 1.10%, 4/29/2033 (b)	EUR	400,000	379,825
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 1.34%, 10/23/2026 (b)	EUR	350,000	$383,471
3 mo. EUR EURIBOR + 1.04%, 3.79%, 3/21/2030 (b)	EUR	200,000	229,026
Series EMTN, 3 mo. EUR EURIBOR + 1.24%, 3.96%, 3/21/2035 (b)	EUR	200,000	229,525
Series GMTN, 3 mo. EUR EURIBOR + 1.25%, 2.95%, 5/7/2032 (b)	EUR	200,000	218,160
3 mo. EUR EURIBOR + 1.30%, 4.66%, 3/2/2029 (b)	EUR	323,000	378,804
3 mo. EUR EURIBOR + 1.76%, 4.81%, 10/25/2028 (b)	EUR	100,000	117,741
Series GMTN, 3 mo. EUR EURIBOR + 1.95%, 5.15%, 1/25/2034 (b)	EUR	300,000	374,323
Sterling Overnight Index Average + 2.25%, 5.79%, 11/18/2033 (b)	GBP	200,000	281,545
Nestle Finance International Ltd.:
Series EMTN, 1.13%, 4/1/2026	EUR	300,000	328,052
Series EMTN, 1.50%, 4/1/2030	EUR	306,000	322,079
Netflix, Inc.:
3.63%, 5/15/2027	EUR	175,000	199,257
3.63%, 6/15/2030	EUR	200,000	229,513
4.63%, 5/15/2029	EUR	300,000	358,714
PepsiCo, Inc.:
Series EMTN, 0.50%, 5/6/2028	EUR	100,000	103,682
0.75%, 10/14/2033	EUR	200,000	184,544
Pfizer, Inc. 2.74%, 6/15/2043	GBP	200,000	190,112
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	100,000	111,233
Procter & Gamble Co. 4.88%, 5/11/2027	EUR	100,000	118,000
Sanofi SA:
Series 8FXD, 1.00%, 3/21/2026	EUR	200,000	218,062
Series 12FX, 1.38%, 3/21/2030	EUR	500,000	525,492
Series EMTN, 1.50%, 4/1/2030 (a)	EUR	200,000	210,356
Series EMTN, 1.75%, 9/10/2026	EUR	200,000	219,858
Series 20FX, 1.88%, 3/21/2038	EUR	100,000	97,398

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Schlumberger Finance BV:
1.38%, 10/28/2026	EUR	100,000	$108,556
2.00%, 5/6/2032	EUR	200,000	206,113
Shell International Finance BV:
Series EMTN, 0.13%, 11/8/2027	EUR	300,000	310,524
Series EMTN, 0.50%, 11/8/2031	EUR	100,000	94,142
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	103,773
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	212,276
Series EMTN, 1.25%, 11/11/2032	EUR	300,000	290,203
Series EMTN, 1.50%, 4/7/2028	EUR	250,000	267,364
Series EMTN, 1.88%, 4/7/2032	EUR	200,000	204,871
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	111,141
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	200,000	209,624
Series EMTN, 0.75%, 1/18/2029 (a)	EUR	400,000	400,096
Series EMTN, 1.25%, 6/20/2033	EUR	100,000	89,465
2.75%, 5/15/2026	EUR	200,000	221,731
Series EMTN, 2.75%, 4/1/2032	EUR	182,000	188,638
3.88%, 1/5/2026	EUR	200,000	224,060
Series EMTN, 4.38%, 3/14/2030 (a)	EUR	300,000	347,299
Thermo Fisher Scientific Finance I BV:
0.80%, 10/18/2030	EUR	250,000	247,751
1.13%, 10/18/2033	EUR	250,000	235,905
1.63%, 10/18/2041	EUR	100,000	83,356
Thermo Fisher Scientific, Inc. Series EMTN, 1.88%, 10/1/2049	EUR	170,000	131,624
Toyota Motor Credit Corp.:
Series EMTN, 0.13%, 11/5/2027	EUR	100,000	102,789
Series EMTN, 0.25%, 7/16/2026	EUR	100,000	106,593
Series EMTN, 4.05%, 9/13/2029	EUR	300,000	348,979
Upjohn Finance BV 1.91%, 6/23/2032	EUR	200,000	194,804
Verizon Communications, Inc.:
0.38%, 3/22/2029	EUR	200,000	199,838
0.75%, 3/22/2032	EUR	200,000	186,633
1.25%, 4/8/2030	EUR	200,000	203,367
1.30%, 5/18/2033	EUR	170,000	161,117
Security Description		Principal Amount	Value
1.38%, 11/2/2028	EUR	100,000	$105,173
2.63%, 12/1/2031	EUR	200,000	215,720
Series 20Y, 2.88%, 1/15/2038	EUR	250,000	256,798
3.38%, 10/27/2036	GBP	100,000	112,275
3.50%, 6/28/2032	EUR	150,000	170,034
Series EMTN, 3.75%, 2/28/2036	EUR	150,000	171,050
4.25%, 10/31/2030	EUR	200,000	236,556
4.75%, 10/31/2034	EUR	175,000	216,566
Visa, Inc. 1.50%, 6/15/2026	EUR	350,000	383,949
Walmart, Inc.:
4.88%, 9/21/2029	EUR	151,000	187,044
5.25%, 9/28/2035	GBP	78,000	110,182
5.63%, 3/27/2034	GBP	200,000	290,037
Wells Fargo & Co.:
Series EMTN, 0.63%, 3/25/2030	EUR	300,000	291,992
0.63%, 8/14/2030	EUR	200,000	192,350
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	319,770
Series EMTN, 1.38%, 10/26/2026	EUR	200,000	216,320
Series EMTN, 1.50%, 5/24/2027	EUR	200,000	214,685
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	439,360
4.63%, 11/2/2035	GBP	50,000	65,020
Series EMTN, 3 mo. EUR EURIBOR - 1.85%, 1.74%, 5/4/2030 (b)	EUR	400,000	418,979
			46,169,086
TOTAL CORPORATE BONDS & NOTES (Cost $180,771,792)			179,184,419
	Shares
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	10,145	10,145
State Street Navigator Securities Lending Portfolio II (f) (g)	13,205,940	13,205,940
TOTAL SHORT-TERM INVESTMENTS (Cost $13,216,085)		13,216,085
TOTAL INVESTMENTS — 105.4% (Cost $193,987,856)		192,400,504
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(9,793,057)
NET ASSETS — 100.0%		$182,607,447

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$179,184,419	$—	$179,184,419
Short-Term Investments	13,216,085	—	—	13,216,085
TOTAL INVESTMENTS	$13,216,085	$179,184,419	$—	$192,400,504
Sector Breakdown as of September 30, 2024

% of Total Investments
Financial	50.8%
Consumer, Non-cyclical	12.1
Communications	7.8
Consumer, Cyclical	7.2
Industrial	4.4
Utilities	4.0
Energy	3.4
Technology	2.8
Basic Materials	0.6
Short-Term Investments	6.9
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,708	$1,708	$6,436,371	$6,427,934	$—	$—	10,145	$10,145	$2,422
State Street Navigator Securities Lending Portfolio II	8,990,962	8,990,962	45,665,626	41,450,648	—	—	13,205,940	13,205,940	17,927
Total		$8,992,670	$52,101,997	$47,878,582	$—	$—		$13,216,085	$20,349
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 4.4%
Australia Government Bonds:
0.25%, 11/21/2025	AUD	3,454,000	$2,302,378
0.50%, 9/21/2026	AUD	3,924,000	2,563,431
1.00%, 12/21/2030	AUD	3,663,000	2,157,104
1.00%, 11/21/2031	AUD	3,707,000	2,119,956
1.25%, 5/21/2032	AUD	2,913,000	1,672,048
1.50%, 6/21/2031	AUD	3,355,000	2,013,525
1.75%, 11/21/2032	AUD	1,098,000	647,332
1.75%, 6/21/2051	AUD	1,892,000	741,487
2.25%, 5/21/2028	AUD	2,932,000	1,945,553
2.50%, 5/21/2030	AUD	3,708,000	2,418,543
2.75%, 11/21/2027	AUD	3,335,000	2,260,119
2.75%, 11/21/2028	AUD	3,663,000	2,463,395
2.75%, 11/21/2029	AUD	3,528,000	2,346,907
2.75%, 6/21/2035	AUD	919,000	566,679
2.75%, 5/21/2041	AUD	1,101,000	619,350
3.00%, 11/21/2033	AUD	2,191,000	1,408,317
3.00%, 3/21/2047	AUD	1,691,000	919,606
3.25%, 4/21/2029	AUD	4,314,000	2,950,370
3.25%, 6/21/2039	AUD	1,681,000	1,041,073
3.50%, 12/21/2034	AUD	3,208,000	2,131,521
3.75%, 5/21/2034	AUD	3,262,000	2,221,600
3.75%, 4/21/2037	AUD	1,469,000	984,153
4.25%, 4/21/2026	AUD	3,665,000	2,565,376
4.25%, 6/21/2034	AUD	1,200,000	850,208
4.50%, 4/21/2033	AUD	2,744,000	1,981,605
4.75%, 4/21/2027	AUD	3,538,000	2,525,889
4.75%, 6/21/2054	AUD	450,000	320,660
			46,738,185
AUSTRIA — 2.8%
Republic of Austria Government Bonds:
Zero Coupon, 10/20/2028 (a)	EUR	1,224,000	1,249,010
Zero Coupon, 2/20/2030 (a)	EUR	1,379,000	1,358,129
Zero Coupon, 2/20/2031 (a)	EUR	1,382,000	1,322,477
Zero Coupon, 10/20/2040 (a)	EUR	604,000	423,435
0.25%, 10/20/2036 (a)	EUR	656,000	542,189
0.50%, 4/20/2027 (a)	EUR	1,062,000	1,137,371
0.50%, 2/20/2029 (a)	EUR	1,535,000	1,589,682
0.70%, 4/20/2071 (a)	EUR	515,000	268,589
0.75%, 10/20/2026 (a)	EUR	1,323,000	1,435,686
0.75%, 2/20/2028 (a)	EUR	1,322,000	1,406,646
0.75%, 3/20/2051 (a)	EUR	495,000	329,326
0.85%, 6/30/2120 (a)	EUR	400,000	207,563
0.90%, 2/20/2032 (a)	EUR	1,240,000	1,235,682
Security Description		Principal Amount	Value
1.20%, 10/20/2025 (a)	EUR	742,000	$817,236
1.50%, 2/20/2047 (a)	EUR	794,000	669,969
1.50%, 11/2/2086 (a)	EUR	317,000	218,739
1.85%, 5/23/2049 (a)	EUR	525,000	468,809
2.00%, 7/15/2026 (a)	EUR	489,000	543,828
2.10%, 9/20/2117 (a)	EUR	621,000	544,772
2.40%, 5/23/2034 (a)	EUR	929,000	1,015,966
2.50%, 10/20/2029 (a)	EUR	275,000	309,549
2.90%, 5/23/2029 (a)	EUR	600,000	688,310
2.90%, 2/20/2033 (a)	EUR	1,749,000	1,998,070
2.90%, 2/20/2034 (a)	EUR	1,261,000	1,437,715
3.15%, 6/20/2044 (a)	EUR	1,056,000	1,203,723
3.15%, 10/20/2053 (a)	EUR	423,000	479,905
3.45%, 10/20/2030 (a)	EUR	698,000	824,341
3.80%, 1/26/2062 (a)	EUR	665,000	868,388
4.15%, 3/15/2037 (a)	EUR	1,843,000	2,340,438
4.85%, 3/15/2026 (a)	EUR	946,000	1,094,066
6.25%, 7/15/2027	EUR	1,098,000	1,360,342
			29,389,951
BELGIUM — 3.8%
Kingdom of Belgium Government Bonds:
Zero Coupon, 10/22/2027 (a)	EUR	1,377,000	1,437,862
Zero Coupon, 10/22/2031 (a)	EUR	1,368,000	1,282,311
0.10%, 6/22/2030 (a)	EUR	1,346,200	1,321,823
0.65%, 6/22/2071 (a)	EUR	711,000	337,141
0.80%, 6/22/2027 (a)	EUR	988,000	1,063,253
0.80%, 6/22/2028 (a)	EUR	1,843,000	1,953,742
0.90%, 6/22/2029 (a)	EUR	1,898,000	1,987,374
1.00%, 6/22/2026 (a)	EUR	564,000	616,735
1.00%, 6/22/2031 (a)	EUR	1,754,000	1,781,795
1.25%, 4/22/2033 (a)	EUR	1,155,000	1,160,324
1.40%, 6/22/2053 (a)	EUR	1,200,000	857,475
1.45%, 6/22/2037 (a)	EUR	650,000	610,603
1.60%, 6/22/2047 (a)	EUR	1,088,000	889,598
1.70%, 6/22/2050 (a)	EUR	1,194,000	959,313
1.90%, 6/22/2038 (a)	EUR	470,000	458,919
2.15%, 6/22/2066 (a)	EUR	1,021,000	849,517
2.25%, 6/22/2057 (a)	EUR	830,000	718,184
2.70%, 10/22/2029 (a)	EUR	1,280,000	1,452,874
2.75%, 4/22/2039 (a)	EUR	567,000	610,863
2.85%, 10/22/2034 (a)	EUR	1,630,000	1,834,424
3.00%, 6/22/2033 (a)	EUR	1,964,000	2,253,643
3.00%, 6/22/2034 (a)	EUR	1,192,000	1,363,513
3.30%, 6/22/2054 (a)	EUR	1,196,000	1,305,938
3.45%, 6/22/2043 (a)	EUR	621,000	715,035
3.75%, 6/22/2045	EUR	1,093,000	1,309,540

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
4.00%, 3/28/2032	EUR	1,328,000	$1,624,949
4.25%, 3/28/2041 (a)	EUR	1,754,000	2,233,175
4.50%, 3/28/2026 (a)	EUR	899,000	1,035,813
5.00%, 3/28/2035 (a)	EUR	2,460,000	3,285,581
5.50%, 3/28/2028	EUR	2,277,000	2,817,607
			40,128,924
CANADA — 4.5%
Canada Government Bonds:
0.25%, 3/1/2026	CAD	2,423,000	1,725,469
0.50%, 9/1/2025	CAD	2,495,000	1,800,197
0.50%, 12/1/2030	CAD	2,448,000	1,580,042
1.00%, 9/1/2026	CAD	1,650,000	1,179,726
1.00%, 6/1/2027	CAD	905,000	641,334
1.25%, 3/1/2027	CAD	1,072,000	765,465
1.25%, 6/1/2030	CAD	2,981,000	2,031,877
1.50%, 6/1/2026	CAD	903,000	653,212
1.50%, 6/1/2031	CAD	2,722,000	1,854,615
1.50%, 12/1/2031	CAD	703,000	475,414
1.75%, 12/1/2053	CAD	2,414,000	1,315,884
2.00%, 6/1/2028	CAD	603,000	435,895
2.00%, 6/1/2032	CAD	1,886,000	1,313,422
2.00%, 12/1/2051	CAD	3,570,000	2,090,760
2.25%, 6/1/2029	CAD	979,000	712,617
2.25%, 12/1/2029	CAD	358,000	259,291
2.50%, 12/1/2032	CAD	1,728,000	1,244,027
2.75%, 9/1/2027	CAD	1,369,000	1,013,118
2.75%, 6/1/2033	CAD	1,163,000	851,260
2.75%, 12/1/2048	CAD	1,067,000	738,793
2.75%, 12/1/2055	CAD	1,421,000	971,533
2.75%, 12/1/2064	CAD	671,000	461,532
3.00%, 10/1/2025	CAD	660,000	487,334
3.00%, 4/1/2026	CAD	778,000	575,534
3.00%, 6/1/2034	CAD	2,075,000	1,542,161
3.25%, 11/1/2026	CAD	840,000	627,120
3.25%, 8/24/2027	CAD	1,000,000	750,124
3.25%, 9/1/2028	CAD	1,720,000	1,298,094
3.25%, 12/1/2033	CAD	2,258,000	1,714,756
3.25%, 12/1/2034	CAD	700,000	530,320
3.50%, 3/1/2028	CAD	1,000,000	758,940
3.50%, 9/1/2029	CAD	3,365,000	2,578,194
3.50%, 3/1/2034	CAD	680,000	527,279
3.50%, 12/1/2045	CAD	1,497,000	1,173,266
4.00%, 5/1/2026	CAD	1,945,000	1,461,151
4.00%, 8/1/2026	CAD	2,170,000	1,637,246
4.00%, 3/1/2029	CAD	1,875,000	1,461,277
4.00%, 6/1/2041	CAD	1,560,000	1,291,534
4.50%, 11/1/2025	CAD	1,350,000	1,012,607
4.50%, 2/1/2026	CAD	1,725,000	1,299,748
5.00%, 6/1/2037	CAD	1,020,000	910,650
5.75%, 6/1/2029	CAD	1,172,000	984,430
5.75%, 6/1/2033	CAD	1,356,000	1,218,558
8.00%, 6/1/2027	CAD	415,000	348,935
			48,304,741
Security Description		Principal Amount	Value
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 5/6/2027	CLP	500,000,000	$490,238
Zero Coupon, 4/1/2029	CLP	590,000,000	540,364
4.70%, 9/1/2030 (a)	CLP	330,000,000	358,321
5.00%, 10/1/2028 (a)	CLP	195,000,000	217,685
5.00%, 3/1/2035	CLP	365,000,000	405,033
5.10%, 7/15/2050	CLP	240,000,000	275,686
5.30%, 11/1/2037 (a)	CLP	285,000,000	323,421
5.80%, 10/1/2034 (a)	CLP	95,000,000	108,243
6.00%, 4/1/2033 (a)	CLP	415,000,000	488,817
6.00%, 1/1/2043	CLP	330,000,000	414,381
6.20%, 10/1/2040 (a)	CLP	140,000,000	181,530
7.00%, 5/1/2034 (a)	CLP	275,000,000	349,864
			4,153,583
CHINA — 4.5%
China Government Bonds:
1.62%, 8/15/2027	CNY	5,000,000	713,131
1.67%, 6/15/2026	CNY	5,900,000	844,098
1.85%, 5/15/2027	CNY	6,250,000	895,858
1.91%, 7/15/2029	CNY	4,500,000	643,001
1.99%, 3/15/2026	CNY	6,500,000	934,278
2.04%, 2/25/2027	CNY	9,220,000	1,327,289
2.05%, 4/15/2029	CNY	5,400,000	775,262
2.11%, 8/25/2034	CNY	2,000,000	283,306
2.12%, 6/25/2031	CNY	4,800,000	684,982
2.18%, 8/15/2026	CNY	7,000,000	1,008,348
2.22%, 9/25/2025	CNY	8,570,000	1,228,698
2.27%, 5/25/2034	CNY	5,900,000	846,254
2.28%, 11/25/2025	CNY	9,000,000	1,294,894
2.28%, 3/25/2031	CNY	5,000,000	726,528
2.30%, 5/15/2026	CNY	2,000,000	288,608
2.33%, 12/15/2025	CNY	5,000,000	719,835
2.35%, 2/25/2034	CNY	5,700,000	822,054
2.37%, 1/20/2027	CNY	1,400,000	203,242
2.37%, 1/15/2029	CNY	4,150,000	604,504
2.39%, 11/15/2026	CNY	4,250,000	614,346
2.40%, 7/15/2028	CNY	3,000,000	436,588
2.44%, 10/15/2027	CNY	6,050,000	881,571
2.46%, 2/15/2026	CNY	5,890,000	848,927
2.48%, 4/15/2027	CNY	6,500,000	946,337
2.48%, 9/25/2028	CNY	5,750,000	840,301
2.50%, 7/25/2027	CNY	4,500,000	655,491
2.52%, 8/25/2033	CNY	5,000,000	730,627
2.55%, 10/15/2028	CNY	4,870,000	712,678
2.60%, 9/15/2030	CNY	7,300,000	1,071,698
2.60%, 9/1/2032	CNY	7,500,000	1,101,925
2.62%, 4/15/2028	CNY	4,450,000	652,492
2.62%, 6/25/2030	CNY	7,000,000	1,027,675
2.64%, 1/15/2028	CNY	5,500,000	806,224
2.65%, 3/25/2074	CNY	3,500,000	541,331

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
2.67%, 5/25/2033	CNY	5,400,000	$797,710
2.69%, 8/15/2032	CNY	8,000,000	1,182,578
2.75%, 6/15/2029	CNY	2,550,000	377,889
2.75%, 2/17/2032	CNY	5,650,000	838,880
2.76%, 5/15/2032	CNY	2,650,000	393,875
2.79%, 12/15/2029	CNY	2,000,000	296,946
2.80%, 3/24/2029	CNY	4,000,000	592,970
2.80%, 3/25/2030	CNY	3,600,000	536,059
2.80%, 11/15/2032	CNY	7,750,000	1,157,537
2.85%, 6/4/2027	CNY	6,700,000	985,033
2.88%, 2/25/2033	CNY	3,850,000	578,378
2.89%, 11/18/2031	CNY	6,400,000	962,766
3.00%, 10/15/2053	CNY	4,500,000	731,376
3.12%, 10/25/2052	CNY	3,500,000	576,506
3.19%, 4/15/2053	CNY	5,500,000	918,017
3.25%, 6/6/2026	CNY	9,350,000	1,371,629
3.25%, 11/22/2028	CNY	6,470,000	978,057
3.27%, 11/19/2030	CNY	8,350,000	1,281,119
3.27%, 3/25/2073	CNY	3,750,000	674,233
3.32%, 4/15/2052	CNY	4,000,000	666,672
3.39%, 3/16/2050	CNY	3,550,000	604,890
3.40%, 7/15/2072	CNY	1,000,000	184,660
3.76%, 3/22/2071	CNY	2,500,000	498,545
3.81%, 9/14/2050	CNY	2,500,000	455,125
4.08%, 10/22/2048	CNY	19,330,000	3,619,756
4.63%, 8/11/2034	CNY	500,000	86,894
			48,060,481
COLOMBIA — 0.7%
Colombia TES:
5.75%, 11/3/2027	COP	5,338,000,000	1,177,760
6.00%, 4/28/2028	COP	2,664,000,000	580,779
6.25%, 7/9/2036	COP	1,000,000,000	174,990
7.00%, 3/26/2031	COP	3,132,000,000	661,234
7.00%, 6/30/2032	COP	4,245,000,000	868,270
7.25%, 10/18/2034	COP	2,024,000,000	400,388
7.25%, 10/26/2050	COP	2,162,000,000	357,174
7.50%, 8/26/2026	COP	2,284,000,000	540,369
9.25%, 5/28/2042	COP	4,880,000,000	1,027,534
11.50%, 7/25/2046	COP	1,265,000,000	317,190
13.25%, 2/9/2033	COP	3,627,400,000	1,029,273
			7,134,961
CROATIA — 0.3%
Croatia Government Bonds 2.13%, 7/15/2026	EUR	150,000	163,678
Croatia Government International Bonds:
1.13%, 6/19/2029	EUR	191,000	198,370
1.50%, 6/17/2031	EUR	150,000	153,953
2.88%, 4/22/2032	EUR	750,000	837,046
3.00%, 3/20/2027	EUR	1,000,000	1,124,421
3.38%, 3/12/2034	EUR	175,000	200,085
			2,677,553
Security Description		Principal Amount	Value
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 0.63%, 1/21/2030	EUR	199,000	$201,257
Series EMTN, 0.95%, 1/20/2032	EUR	150,000	147,875
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	82,509
Series EMTN, 1.50%, 4/16/2027	EUR	175,000	190,093
Series EMTN, 2.38%, 9/25/2028	EUR	50,000	55,344
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	109,510
Series EMTN, 2.75%, 5/3/2049	EUR	250,000	246,025
Series EMTN, 4.25%, 11/4/2025	EUR	170,000	193,213
			1,225,826
CZECH REPUBLIC — 0.9%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	8,480,000	316,760
0.25%, 2/10/2027	CZK	14,800,000	608,867
0.95%, 5/15/2030	CZK	15,330,000	592,879
1.00%, 6/26/2026	CZK	10,860,000	461,274
1.20%, 3/13/2031	CZK	14,160,000	544,788
1.50%, 4/24/2040	CZK	7,600,000	239,874
1.75%, 6/23/2032	CZK	6,100,000	237,249
1.95%, 7/30/2037	CZK	3,500,000	124,131
2.00%, 10/13/2033	CZK	19,080,000	735,204
2.50%, 8/25/2028	CZK	14,500,000	622,045
2.75%, 7/23/2029	CZK	16,150,000	695,094
3.00%, 3/3/2033	CZK	3,120,000	131,317
3.50%, 5/30/2035	CZK	9,400,000	405,472
4.20%, 12/4/2036	CZK	8,690,000	397,660
4.50%, 11/11/2032	CZK	5,000,000	234,863
4.85%, 11/26/2057	CZK	1,750,000	83,945
4.90%, 4/14/2034	CZK	6,350,000	306,285
5.00%, 9/30/2030	CZK	17,600,000	843,908
5.50%, 12/12/2028	CZK	11,400,000	546,890
5.75%, 3/29/2029	CZK	8,200,000	398,796
6.00%, 2/26/2026	CZK	10,050,000	460,962
6.20%, 6/16/2031	CZK	3,700,000	190,570
			9,178,833
DENMARK — 0.7%
Denmark Government Bonds:
Zero Coupon, 11/15/2031	DKK	9,646,000	1,263,565
0.25%, 11/15/2052	DKK	4,617,000	397,822
0.50%, 11/15/2027	DKK	7,530,000	1,082,843
0.50%, 11/15/2029	DKK	3,165,000	442,957
1.75%, 11/15/2025	DKK	6,103,000	909,946

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
2.25%, 11/15/2033	DKK	2,925,000	$446,306
4.50%, 11/15/2039	DKK	13,259,000	2,535,256
			7,078,695
ESTONIA — 0.0% (b)
Estonia Government International Bonds:
0.13%, 6/10/2030	EUR	188,000	180,800
4.00%, 10/12/2032	EUR	175,000	210,193
			390,993
FINLAND — 1.2%
Finland Government Bonds:
Zero Coupon, 9/15/2026 (a)	EUR	196,000	209,591
Zero Coupon, 9/15/2030 (a)	EUR	709,000	687,774
0.13%, 9/15/2031 (a)	EUR	646,000	615,243
0.13%, 4/15/2036 (a)	EUR	146,000	120,562
0.13%, 4/15/2052 (a)	EUR	834,000	447,671
0.25%, 9/15/2040 (a)	EUR	215,000	158,936
0.50%, 4/15/2026 (a)	EUR	574,000	623,817
0.50%, 9/15/2027 (a)	EUR	579,000	616,063
0.50%, 9/15/2028 (a)	EUR	642,000	669,752
0.50%, 9/15/2029 (a)	EUR	548,000	560,466
0.50%, 4/15/2043 (a)	EUR	458,000	333,935
0.75%, 4/15/2031 (a)	EUR	471,000	473,010
1.13%, 4/15/2034 (a)	EUR	716,000	698,384
1.38%, 4/15/2027 (a)	EUR	408,000	446,390
1.38%, 4/15/2047 (a)	EUR	665,000	552,406
1.50%, 9/15/2032 (a)	EUR	595,000	615,035
2.50%, 4/15/2030 (a)	EUR	250,000	281,305
2.63%, 7/4/2042 (a)	EUR	735,000	785,762
2.75%, 7/4/2028 (a)	EUR	695,000	791,083
2.75%, 4/15/2038 (a)	EUR	350,000	385,301
2.88%, 4/15/2029 (a)	EUR	727,000	831,969
3.00%, 9/15/2033 (a)	EUR	1,035,000	1,192,076
3.00%, 9/15/2034 (a)	EUR	595,000	683,620
			12,780,151
FRANCE — 5.0%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2026 (a)	EUR	628,000	678,468
Zero Coupon, 2/25/2027 (a)	EUR	378,000	399,446
Zero Coupon, 11/25/2029 (a)	EUR	1,320,000	1,297,904
Zero Coupon, 11/25/2030 (a)	EUR	1,458,000	1,392,809
Zero Coupon, 11/25/2031 (a)	EUR	1,352,000	1,252,194
Zero Coupon, 5/25/2032 (a)	EUR	1,124,000	1,024,000
Security Description		Principal Amount	Value
0.25%, 11/25/2026 (a)	EUR	527,000	$563,232
0.50%, 5/25/2026 (a)	EUR	1,003,000	1,087,255
0.50%, 5/25/2029 (a)	EUR	1,642,000	1,676,654
0.50%, 5/25/2040 (a)	EUR	441,000	327,992
0.50%, 6/25/2044 (a)	EUR	624,000	414,820
0.50%, 5/25/2072 (a)	EUR	510,000	206,797
0.75%, 2/25/2028 (a)	EUR	1,377,000	1,457,180
0.75%, 5/25/2028 (a)	EUR	1,782,000	1,878,053
0.75%, 11/25/2028 (a)	EUR	1,654,000	1,726,212
0.75%, 5/25/2052 (a)	EUR	763,000	446,662
0.75%, 5/25/2053 (a)	EUR	1,050,000	598,819
1.00%, 11/25/2025 (a)	EUR	866,000	950,934
1.00%, 5/25/2027 (a)	EUR	899,000	969,918
1.25%, 5/25/2034 (a)	EUR	1,534,000	1,480,239
1.25%, 5/25/2036 (a)	EUR	1,174,000	1,083,964
1.25%, 5/25/2038 (a)	EUR	315,000	277,510
1.50%, 5/25/2031 (a)	EUR	1,055,000	1,100,167
1.50%, 5/25/2050 (a)	EUR	265,000	198,539
1.75%, 6/25/2039 (a)	EUR	665,000	619,232
1.75%, 5/25/2066 (a)	EUR	450,000	318,360
2.00%, 11/25/2032 (a)	EUR	350,000	369,513
2.00%, 5/25/2048 (a)	EUR	576,000	496,471
2.50%, 9/24/2026 (a)	EUR	1,110,000	1,243,276
2.50%, 9/24/2027 (a)	EUR	329,000	368,921
2.50%, 5/25/2030 (a)	EUR	1,895,000	2,112,597
2.50%, 5/25/2043 (a)	EUR	591,000	582,851
2.75%, 10/25/2027 (a)	EUR	1,754,000	1,981,935
2.75%, 2/25/2029 (a)	EUR	1,645,000	1,857,603
2.75%, 2/25/2030 (a)	EUR	1,318,000	1,486,105
3.00%, 5/25/2033 (a)	EUR	1,782,000	2,019,825
3.00%, 11/25/2034 (a)	EUR	250,000	280,829
3.00%, 6/25/2049 (a)	EUR	250,000	259,242
3.00%, 5/25/2054 (a)	EUR	925,000	931,517
3.25%, 5/25/2045 (a)	EUR	1,191,000	1,307,776
3.50%, 4/25/2026 (a)	EUR	1,771,000	2,011,806
3.50%, 11/25/2033 (a)	EUR	1,483,000	1,742,492
4.00%, 10/25/2038 (a)	EUR	956,000	1,167,645
4.00%, 4/25/2055 (a)	EUR	906,000	1,096,336
4.00%, 4/25/2060 (a)	EUR	612,000	746,917
4.50%, 4/25/2041 (a)	EUR	1,330,000	1,718,191
4.75%, 4/25/2035 (a)	EUR	966,000	1,254,871
5.50%, 4/25/2029 (a)	EUR	1,196,000	1,506,851
5.75%, 10/25/2032 (a)	EUR	1,104,000	1,497,518
6.00%, 10/25/2025 (a)	EUR	1,470,000	1,699,836
			53,168,284
GERMANY — 4.5%
Bundesobligation:
Zero Coupon, 10/10/2025	EUR	691,000	753,164
Zero Coupon, 4/10/2026	EUR	744,000	804,641

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 10/9/2026	EUR	501,000	$537,203
1.30%, 10/15/2027	EUR	1,144,000	1,255,095
2.10%, 4/12/2029	EUR	1,168,000	1,312,206
2.20%, 4/13/2028	EUR	650,000	732,357
2.40%, 10/19/2028	EUR	1,325,000	1,505,765
2.50%, 10/11/2029	EUR	313,000	358,370
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	559,000	601,284
Zero Coupon, 11/15/2027	EUR	371,000	390,428
Zero Coupon, 11/15/2028	EUR	542,000	560,615
Zero Coupon, 8/15/2029	EUR	429,000	437,170
Zero Coupon, 2/15/2030	EUR	484,000	488,270
Zero Coupon, 8/15/2030	EUR	892,000	891,553
Zero Coupon, 2/15/2031	EUR	595,000	588,509
Zero Coupon, 8/15/2031	EUR	709,000	693,565
Zero Coupon, 2/15/2032	EUR	260,000	251,449
Zero Coupon, 5/15/2036	EUR	694,000	598,226
Zero Coupon, 8/15/2050	EUR	1,889,000	1,132,390
Zero Coupon, 8/15/2052	EUR	1,342,000	766,621
0.25%, 2/15/2027	EUR	622,000	667,738
0.25%, 8/15/2028	EUR	713,000	748,690
0.25%, 2/15/2029	EUR	120,000	124,995
0.50%, 2/15/2026	EUR	662,000	722,599
0.50%, 8/15/2027	EUR	763,000	819,554
0.50%, 2/15/2028	EUR	787,000	839,841
1.00%, 5/15/2038	EUR	593,000	558,869
1.25%, 8/15/2048	EUR	843,000	737,964
1.70%, 8/15/2032	EUR	750,000	819,895
1.80%, 8/15/2053	EUR	1,278,000	1,235,160
2.10%, 11/15/2029	EUR	977,000	1,098,411
2.20%, 2/15/2034	EUR	1,194,000	1,344,380
2.30%, 2/15/2033	EUR	2,072,000	2,360,412
2.40%, 11/15/2030	EUR	747,000	853,615
2.50%, 7/4/2044	EUR	844,000	946,568
2.50%, 8/15/2046	EUR	789,000	885,303
2.60%, 8/15/2033	EUR	1,050,000	1,222,696
3.25%, 7/4/2042	EUR	972,000	1,209,627
4.00%, 1/4/2037	EUR	1,179,000	1,554,106
4.25%, 7/4/2039	EUR	1,155,000	1,583,757
4.75%, 7/4/2028	EUR	1,082,000	1,330,748
4.75%, 7/4/2034	EUR	932,000	1,279,516
Security Description		Principal Amount	Value
4.75%, 7/4/2040	EUR	946,000	$1,376,782
5.50%, 1/4/2031	EUR	1,263,000	1,699,213
5.63%, 1/4/2028	EUR	1,319,000	1,642,794
6.25%, 1/4/2030	EUR	1,059,000	1,431,962
6.50%, 7/4/2027	EUR	1,043,000	1,304,202
Bundesschatzanweisungen:
2.50%, 3/19/2026	EUR	850,000	952,623
2.70%, 9/17/2026	EUR	500,000	564,749
2.90%, 6/18/2026	EUR	900,000	1,017,222
3.10%, 12/12/2025	EUR	600,000	675,735
			48,268,607
GREECE — 0.8%
Hellenic Republic Government Bonds:
1.50%, 6/18/2030 (a)	EUR	1,000,000	1,046,520
1.75%, 6/18/2032 (a)	EUR	300,000	309,369
1.88%, 7/23/2026 (a)	EUR	750,000	833,606
1.88%, 1/24/2052 (a)	EUR	350,000	269,315
2.00%, 4/22/2027 (a)	EUR	300,000	333,847
3.38%, 6/15/2034 (a)	EUR	550,000	627,222
3.88%, 6/15/2028 (a)	EUR	1,000,000	1,177,035
4.13%, 6/15/2054 (a)	EUR	300,000	345,595
4.25%, 6/15/2033 (a)	EUR	1,250,000	1,525,194
4.38%, 7/18/2038 (a)	EUR	1,750,000	2,140,894
			8,608,597
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	1,650,000	205,013
1.59%, 3/4/2036	HKD	200,000	22,433
1.68%, 1/21/2026	HKD	1,800,000	228,334
1.89%, 3/2/2032	HKD	800,000	97,531
1.97%, 1/17/2029	HKD	600,000	75,493
2.02%, 3/7/2034	HKD	300,000	36,122
2.13%, 7/16/2030	HKD	500,000	62,846
			727,772
HUNGARY — 0.4%
Hungary Government Bonds:
1.50%, 4/22/2026	HUF	112,700,000	297,951
1.50%, 8/26/2026	HUF	90,000,000	234,733
2.00%, 5/23/2029	HUF	50,000,000	119,780
2.25%, 4/20/2033	HUF	66,720,000	141,228
2.25%, 6/22/2034	HUF	40,000,000	81,190
2.75%, 12/22/2026	HUF	110,780,000	293,290
3.00%, 10/27/2027	HUF	145,260,000	378,564
3.00%, 8/21/2030	HUF	129,210,000	313,928
3.00%, 10/27/2038	HUF	103,500,000	202,037
3.00%, 4/25/2041	HUF	90,000,000	165,389
3.25%, 10/22/2031	HUF	135,000,000	322,921
4.50%, 3/23/2028	HUF	151,000,000	408,734
4.50%, 5/27/2032	HUF	71,000,000	181,382
4.75%, 11/24/2032	HUF	183,000,000	472,196

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
6.75%, 10/22/2028	HUF	228,870,000	$667,784
9.50%, 10/21/2026	HUF	103,650,000	312,643
			4,593,750
INDONESIA — 2.6%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	13,524,000,000	870,056
5.50%, 4/15/2026	IDR	15,509,000,000	1,012,889
6.13%, 5/15/2028	IDR	28,599,000,000	1,881,962
6.25%, 6/15/2036	IDR	5,270,000,000	338,272
6.38%, 8/15/2028	IDR	19,328,000,000	1,282,338
6.38%, 4/15/2032	IDR	18,992,000,000	1,248,003
6.38%, 7/15/2037	IDR	10,555,000,000	684,036
6.50%, 7/15/2030	IDR	1,305,000,000	87,325
6.50%, 2/15/2031	IDR	24,990,000,000	1,661,356
6.63%, 5/15/2033	IDR	40,445,000,000	2,695,496
6.63%, 2/15/2034	IDR	28,598,000,000	1,911,608
6.75%, 7/15/2035	IDR	2,723,000,000	183,035
6.88%, 4/15/2029	IDR	28,127,000,000	1,907,471
6.88%, 8/15/2051	IDR	8,315,000,000	550,311
6.88%, 7/15/2054	IDR	8,045,000,000	531,666
7.00%, 5/15/2027	IDR	44,850,000,000	3,015,674
7.00%, 9/15/2030	IDR	11,000,000,000	750,325
7.00%, 2/15/2033	IDR	16,205,000,000	1,106,992
7.13%, 6/15/2038	IDR	9,658,000,000	662,702
7.13%, 6/15/2042	IDR	18,230,000,000	1,250,453
7.13%, 6/15/2043	IDR	8,000,000,000	546,462
7.38%, 5/15/2048	IDR	10,875,000,000	761,408
7.50%, 5/15/2038	IDR	15,342,000,000	1,085,219
7.50%, 4/15/2040	IDR	12,980,000,000	917,439
Perusahaan Penerbit SBSN Indonesia:
6.50%, 6/15/2039	IDR	2,814,000,000	184,323
6.75%, 6/15/2047	IDR	4,500,000,000	294,408
6.88%, 3/15/2036	IDR	10,000,000,000	684,273
			28,105,502
IRELAND — 1.1%
Ireland Government Bonds:
Zero Coupon, 10/18/2031	EUR	980,000	933,483
0.20%, 5/15/2027	EUR	671,000	713,745
0.20%, 10/18/2030	EUR	753,000	744,231
0.35%, 10/18/2032	EUR	639,000	611,246
0.40%, 5/15/2035	EUR	369,900	331,046
0.55%, 4/22/2041	EUR	219,000	173,339
0.90%, 5/15/2028	EUR	905,000	969,278
1.00%, 5/15/2026	EUR	335,000	366,906
1.10%, 5/15/2029	EUR	980,000	1,043,118
1.30%, 5/15/2033	EUR	531,000	543,973
1.35%, 3/18/2031	EUR	687,000	725,624
1.50%, 5/15/2050	EUR	802,000	681,472
1.70%, 5/15/2037	EUR	813,000	814,312
2.00%, 2/18/2045	EUR	1,222,000	1,188,266
Security Description		Principal Amount	Value
2.40%, 5/15/2030	EUR	939,000	$1,058,311
2.60%, 10/18/2034	EUR	722,000	814,241
3.00%, 10/18/2043	EUR	400,000	460,795
			12,173,386
ISRAEL — 0.7%
Israel Government Bonds - Fixed:
0.50%, 2/27/2026	ILS	1,815,000	462,569
1.00%, 3/31/2030	ILS	3,393,000	754,445
1.30%, 4/30/2032	ILS	2,310,000	486,668
1.50%, 5/31/2037	ILS	4,178,000	756,757
2.00%, 3/31/2027	ILS	2,575,000	653,199
2.25%, 9/28/2028	ILS	2,935,000	724,696
2.80%, 11/29/2052	ILS	1,387,000	232,351
3.75%, 9/30/2027	ILS	1,915,000	502,278
3.75%, 2/28/2029	ILS	2,025,000	527,189
3.75%, 3/31/2047	ILS	3,265,000	695,177
4.00%, 3/30/2035	ILS	1,150,000	287,132
5.50%, 1/31/2042	ILS	2,948,000	821,078
6.25%, 10/30/2026	ILS	1,490,000	415,391
			7,318,930
ITALY — 4.6%
Italy Buoni Poliennali del Tesoro 3.50%, 2/15/2031 (a)	EUR	1,458,000	1,676,061
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 4/1/2026	EUR	317,000	341,155
Zero Coupon, 8/1/2026	EUR	250,000	267,100
0.60%, 8/1/2031 (a)	EUR	45,000	42,888
0.85%, 1/15/2027	EUR	348,000	375,165
0.90%, 4/1/2031	EUR	215,000	211,037
0.95%, 9/15/2027	EUR	777,000	830,681
0.95%, 8/1/2030	EUR	318,000	318,597
0.95%, 12/1/2031 (a)	EUR	265,000	256,739
0.95%, 6/1/2032	EUR	189,000	180,686
0.95%, 3/1/2037 (a)	EUR	186,000	153,854
1.25%, 12/1/2026	EUR	438,000	477,429
1.35%, 4/1/2030	EUR	767,000	793,094
1.45%, 3/1/2036 (a)	EUR	268,000	242,583
1.50%, 4/30/2045 (a)	EUR	300,000	223,760
1.60%, 6/1/2026	EUR	530,000	583,842
1.65%, 12/1/2030 (a)	EUR	519,000	537,798
1.65%, 3/1/2032 (a)	EUR	627,000	636,158
1.70%, 9/1/2051 (a)	EUR	441,000	313,880
2.00%, 12/1/2025	EUR	508,000	563,655
2.00%, 2/1/2028	EUR	763,000	838,725
2.05%, 8/1/2027	EUR	503,000	555,703
2.10%, 7/15/2026	EUR	477,000	529,488
2.15%, 9/1/2052 (a)	EUR	426,000	330,747
2.15%, 3/1/2072 (a)	EUR	190,000	133,957
2.20%, 6/1/2027	EUR	400,000	444,164

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
2.25%, 9/1/2036 (a)	EUR	395,000	$387,586
2.45%, 9/1/2033 (a)	EUR	566,000	595,666
2.45%, 9/1/2050 (a)	EUR	444,000	376,122
2.50%, 11/15/2025	EUR	493,000	550,172
2.65%, 12/1/2027	EUR	618,000	693,728
2.70%, 3/1/2047 (a)	EUR	487,000	447,059
2.80%, 12/1/2028	EUR	735,000	827,442
2.80%, 6/15/2029	EUR	633,000	709,454
2.80%, 3/1/2067 (a)	EUR	45,000	38,387
2.95%, 2/15/2027	EUR	150,000	169,299
2.95%, 9/1/2038 (a)	EUR	371,000	381,857
3.00%, 8/1/2029	EUR	972,000	1,099,342
3.10%, 3/1/2040 (a)	EUR	205,000	210,926
3.20%, 1/28/2026	EUR	275,000	309,283
3.25%, 3/1/2038 (a)	EUR	484,000	516,287
3.25%, 9/1/2046 (a)	EUR	431,000	434,727
3.35%, 7/1/2029	EUR	1,438,000	1,648,156
3.35%, 3/1/2035 (a)	EUR	1,129,000	1,255,263
3.40%, 4/1/2028	EUR	569,000	653,195
3.45%, 7/15/2031	EUR	400,000	457,924
3.45%, 3/1/2048 (a)	EUR	741,000	766,740
3.50%, 3/1/2030 (a)	EUR	886,000	1,025,901
3.70%, 6/15/2030	EUR	604,000	702,586
3.80%, 4/15/2026	EUR	600,000	682,562
3.80%, 8/1/2028	EUR	816,000	950,346
3.85%, 9/15/2026	EUR	600,000	687,341
3.85%, 7/1/2034	EUR	1,492,000	1,733,649
3.85%, 9/1/2049 (a)	EUR	683,000	747,853
4.00%, 11/15/2030	EUR	494,000	583,750
4.00%, 10/30/2031 (a)	EUR	310,000	368,407
4.00%, 4/30/2035 (a)	EUR	855,000	1,007,555
4.00%, 2/1/2037 (a)	EUR	1,219,000	1,429,933
4.10%, 2/1/2029	EUR	544,000	642,210
4.20%, 3/1/2034	EUR	674,000	806,462
4.35%, 11/1/2033	EUR	141,000	170,829
4.45%, 9/1/2043 (a)	EUR	350,000	417,872
4.50%, 3/1/2026 (a)	EUR	907,000	1,040,074
4.50%, 10/1/2053 (a)	EUR	200,000	238,787
4.75%, 9/1/2028 (a)	EUR	1,041,000	1,254,637
4.75%, 9/1/2044 (a)	EUR	781,000	972,422
5.00%, 8/1/2034 (a)	EUR	906,000	1,152,871
5.00%, 8/1/2039 (a)	EUR	753,000	958,065
5.00%, 9/1/2040 (a)	EUR	808,000	1,028,106
5.25%, 11/1/2029	EUR	895,000	1,118,743
5.75%, 2/1/2033	EUR	617,000	816,306
6.00%, 5/1/2031	EUR	1,112,000	1,468,172
6.50%, 11/1/2027	EUR	1,116,000	1,395,103
7.25%, 11/1/2026	EUR	755,000	925,553
			48,713,656
JAPAN — 22.9%
Japan Government Five Year Bonds:
0.01%, 3/20/2026	JPY	280,350,000	1,950,730
0.01%, 6/20/2026	JPY	197,450,000	1,372,101
Security Description		Principal Amount	Value
0.01%, 9/20/2026	JPY	286,400,000	$1,987,661
0.01%, 12/20/2026	JPY	281,350,000	1,950,508
0.01%, 3/20/2027	JPY	195,950,000	1,357,458
0.01%, 6/20/2027	JPY	290,000,000	2,006,969
0.10%, 12/20/2025	JPY	383,250,000	2,673,614
0.10%, 3/20/2027	JPY	119,950,000	832,891
0.10%, 9/20/2027	JPY	332,200,000	2,302,478
0.10%, 3/20/2028	JPY	258,200,000	1,785,937
0.10%, 6/20/2028	JPY	112,000,000	773,578
0.20%, 12/20/2027	JPY	238,000,000	1,653,521
0.20%, 3/20/2028	JPY	159,800,000	1,109,126
0.20%, 6/20/2028	JPY	180,500,000	1,251,411
0.20%, 12/20/2028	JPY	154,900,000	1,071,099
0.30%, 12/20/2027	JPY	184,050,000	1,282,779
0.30%, 6/20/2028	JPY	128,500,000	894,182
0.30%, 9/20/2028	JPY	130,000,000	903,811
0.30%, 12/20/2028	JPY	175,000,000	1,215,151
0.40%, 9/20/2028	JPY	209,350,000	1,461,191
0.40%, 12/20/2028	JPY	200,000,000	1,394,519
0.40%, 3/20/2029	JPY	150,000,000	1,044,809
0.40%, 6/20/2029	JPY	100,000,000	695,756
0.50%, 3/20/2029	JPY	150,000,000	1,049,402
0.60%, 3/20/2029	JPY	189,600,000	1,332,224
0.60%, 6/20/2029	JPY	100,000,000	702,104
Japan Government Forty Year Bonds:
0.40%, 3/20/2056	JPY	64,200,000	272,033
0.50%, 3/20/2059	JPY	92,000,000	382,652
0.50%, 3/20/2060	JPY	78,000,000	317,273
0.70%, 3/20/2061	JPY	117,350,000	507,360
0.80%, 3/20/2058	JPY	94,350,000	446,711
0.90%, 3/20/2057	JPY	112,750,000	560,684
1.00%, 3/20/2062	JPY	148,300,000	706,675
1.30%, 3/20/2063	JPY	177,500,000	924,281
1.40%, 3/20/2055	JPY	89,650,000	527,076
1.70%, 3/20/2054	JPY	108,850,000	696,133
1.90%, 3/20/2053	JPY	61,350,000	413,289
2.00%, 3/20/2052	JPY	62,100,000	429,238
2.20%, 3/20/2049	JPY	102,000,000	750,132
2.20%, 3/20/2050	JPY	61,600,000	450,614
2.20%, 3/20/2051	JPY	62,500,000	453,278
2.20%, 3/20/2064	JPY	178,000,000	1,200,417
2.40%, 3/20/2048	JPY	77,200,000	591,224
Japan Government Ten Year Bonds:
0.10%, 3/20/2026	JPY	285,450,000	1,988,950
0.10%, 6/20/2026	JPY	297,600,000	2,071,424
0.10%, 9/20/2026	JPY	343,400,000	2,387,691
0.10%, 12/20/2026	JPY	311,250,000	2,162,343
0.10%, 3/20/2027	JPY	311,050,000	2,159,823
0.10%, 6/20/2027	JPY	266,750,000	1,850,839
0.10%, 9/20/2027	JPY	314,000,000	2,176,333
0.10%, 12/20/2027	JPY	278,550,000	1,928,994
0.10%, 3/20/2028	JPY	380,750,000	2,633,601
0.10%, 6/20/2028	JPY	229,250,000	1,583,530

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
0.10%, 9/20/2028	JPY	268,000,000	$1,848,777
0.10%, 12/20/2028	JPY	249,350,000	1,717,001
0.10%, 3/20/2029	JPY	159,050,000	1,093,324
0.10%, 6/20/2029	JPY	292,850,000	2,009,249
0.10%, 9/20/2029	JPY	255,950,000	1,754,342
0.10%, 12/20/2029	JPY	328,500,000	2,248,172
0.10%, 3/20/2030	JPY	301,500,000	2,061,346
0.10%, 6/20/2030	JPY	330,200,000	2,254,658
0.10%, 9/20/2030	JPY	352,650,000	2,403,439
0.10%, 12/20/2030	JPY	376,400,000	2,560,015
0.10%, 3/20/2031	JPY	301,100,000	2,044,676
0.10%, 6/20/2031	JPY	395,650,000	2,680,816
0.10%, 9/20/2031	JPY	297,100,000	2,008,457
0.10%, 12/20/2031	JPY	320,000,000	2,157,584
0.20%, 3/20/2032	JPY	403,000,000	2,730,139
0.20%, 6/20/2032	JPY	374,150,000	2,528,364
0.20%, 9/20/2032	JPY	336,500,000	2,266,364
0.30%, 12/20/2025	JPY	284,500,000	1,989,531
0.40%, 6/20/2033	JPY	337,550,000	2,292,716
0.50%, 12/20/2032	JPY	323,000,000	2,224,464
0.50%, 3/20/2033	JPY	306,800,000	2,107,277
0.60%, 12/20/2033	JPY	410,550,000	2,818,341
0.70%, 12/20/2033	JPY	142,100,000	984,296
0.80%, 9/20/2033	JPY	325,000,000	2,278,658
0.80%, 3/20/2034	JPY	600,100,000	4,184,086
1.00%, 3/20/2034	JPY	85,000,000	603,441
1.10%, 6/20/2034	JPY	648,950,000	4,635,837
Japan Government Thirty Year Bonds:
0.30%, 6/20/2046	JPY	82,750,000	422,734
0.40%, 9/20/2049	JPY	45,600,000	221,344
0.40%, 12/20/2049	JPY	74,150,000	358,361
0.40%, 3/20/2050	JPY	28,800,000	138,366
0.50%, 9/20/2046	JPY	88,750,000	472,825
0.50%, 3/20/2049	JPY	52,300,000	264,279
0.60%, 12/20/2046	JPY	105,250,000	570,553
0.60%, 6/20/2050	JPY	61,650,000	311,625
0.60%, 9/20/2050	JPY	70,600,000	354,880
0.70%, 6/20/2048	JPY	57,000,000	307,758
0.70%, 12/20/2048	JPY	77,500,000	414,092
0.70%, 12/20/2050	JPY	88,550,000	455,243
0.70%, 3/20/2051	JPY	69,000,000	353,181
0.70%, 6/20/2051	JPY	90,500,000	460,643
0.70%, 9/20/2051	JPY	87,300,000	442,017
0.70%, 12/20/2051	JPY	96,150,000	484,985
0.80%, 3/20/2046	JPY	58,650,000	337,787
0.80%, 3/20/2047	JPY	105,750,000	597,402
0.80%, 6/20/2047	JPY	96,500,000	542,387
0.80%, 9/20/2047	JPY	89,650,000	501,323
0.80%, 12/20/2047	JPY	92,250,000	514,192
0.80%, 3/20/2048	JPY	111,550,000	619,670
0.90%, 9/20/2048	JPY	85,150,000	479,909
1.00%, 3/20/2052	JPY	83,500,000	455,292
1.20%, 6/20/2053	JPY	92,800,000	527,223
1.30%, 6/20/2052	JPY	158,850,000	933,710
Security Description		Principal Amount	Value
1.40%, 9/20/2045	JPY	96,100,000	$628,305
1.40%, 12/20/2045	JPY	107,550,000	701,669
1.40%, 9/20/2052	JPY	154,500,000	928,977
1.40%, 3/20/2053	JPY	182,400,000	1,091,926
1.50%, 12/20/2044	JPY	90,050,000	604,910
1.50%, 3/20/2045	JPY	82,650,000	553,750
1.60%, 6/20/2045	JPY	113,550,000	772,504
1.60%, 12/20/2052	JPY	100,000,000	629,418
1.60%, 12/20/2053	JPY	225,000,000	1,406,014
1.70%, 6/20/2033	JPY	75,250,000	568,473
1.70%, 12/20/2043	JPY	143,000,000	1,004,889
1.70%, 3/20/2044	JPY	57,550,000	403,369
1.70%, 6/20/2044	JPY	100,550,000	702,901
1.70%, 9/20/2044	JPY	105,900,000	738,427
1.80%, 3/20/2043	JPY	64,000,000	459,365
1.80%, 9/20/2043	JPY	70,000,000	500,159
1.80%, 9/20/2053	JPY	130,000,000	853,661
1.80%, 3/20/2054	JPY	222,450,000	1,455,800
1.90%, 9/20/2042	JPY	97,300,000	712,037
1.90%, 6/20/2043	JPY	79,500,000	578,265
2.00%, 12/20/2033	JPY	99,700,000	770,821
2.00%, 9/20/2040	JPY	111,950,000	841,566
2.00%, 9/20/2041	JPY	132,450,000	989,588
2.00%, 3/20/2042	JPY	136,900,000	1,019,275
2.20%, 3/20/2041	JPY	101,400,000	780,852
2.20%, 6/20/2054	JPY	160,000,000	1,144,161
2.30%, 12/20/2035	JPY	42,000,000	333,111
2.30%, 12/20/2036	JPY	76,000,000	602,937
2.30%, 3/20/2039	JPY	115,350,000	907,962
2.30%, 3/20/2040	JPY	104,650,000	820,051
2.40%, 3/20/2034	JPY	77,900,000	621,670
2.40%, 12/20/2034	JPY	51,750,000	413,819
2.40%, 3/20/2037	JPY	69,300,000	555,001
2.40%, 9/20/2038	JPY	70,750,000	564,704
2.50%, 6/20/2034	JPY	85,900,000	691,782
2.50%, 9/20/2034	JPY	22,050,000	177,581
2.50%, 9/20/2035	JPY	33,000,000	266,554
2.50%, 3/20/2036	JPY	69,400,000	561,032
2.50%, 9/20/2036	JPY	32,000,000	258,736
2.50%, 9/20/2037	JPY	71,550,000	578,863
Japan Government Twenty Year Bonds:
0.20%, 6/20/2036	JPY	156,000,000	986,135
0.30%, 6/20/2039	JPY	72,450,000	435,465
0.30%, 9/20/2039	JPY	47,750,000	285,014
0.30%, 12/20/2039	JPY	103,200,000	612,887
0.40%, 3/20/2036	JPY	113,900,000	740,788
0.40%, 3/20/2039	JPY	75,400,000	462,584
0.40%, 3/20/2040	JPY	95,150,000	570,814
0.40%, 6/20/2040	JPY	73,850,000	441,009
0.40%, 9/20/2040	JPY	102,300,000	607,385
0.40%, 6/20/2041	JPY	140,800,000	822,652
0.50%, 9/20/2036	JPY	143,550,000	936,868
0.50%, 3/20/2038	JPY	71,550,000	454,491
0.50%, 6/20/2038	JPY	49,000,000	309,850

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
0.50%, 12/20/2038	JPY	59,800,000	$374,051
0.50%, 12/20/2040	JPY	109,600,000	658,504
0.50%, 3/20/2041	JPY	93,150,000	556,679
0.50%, 9/20/2041	JPY	99,100,000	586,224
0.50%, 12/20/2041	JPY	144,050,000	848,318
0.60%, 12/20/2036	JPY	102,850,000	676,485
0.60%, 6/20/2037	JPY	116,550,000	760,158
0.60%, 9/20/2037	JPY	121,300,000	788,043
0.60%, 12/20/2037	JPY	96,000,000	620,638
0.70%, 3/20/2037	JPY	119,650,000	793,158
0.70%, 9/20/2038	JPY	104,800,000	678,013
0.80%, 3/20/2042	JPY	200,000,000	1,233,990
0.90%, 6/20/2042	JPY	136,500,000	854,232
1.00%, 12/20/2035	JPY	163,050,000	1,136,277
1.10%, 9/20/2042	JPY	210,900,000	1,358,922
1.10%, 3/20/2043	JPY	175,150,000	1,122,422
1.10%, 6/20/2043	JPY	240,000,000	1,530,688
1.20%, 12/20/2034	JPY	177,000,000	1,271,136
1.20%, 3/20/2035	JPY	173,100,000	1,240,066
1.20%, 9/20/2035	JPY	104,950,000	749,141
1.30%, 6/20/2035	JPY	210,000,000	1,515,805
1.30%, 12/20/2043	JPY	235,000,000	1,544,471
1.40%, 9/20/2034	JPY	199,900,000	1,464,578
1.40%, 12/20/2042	JPY	212,600,000	1,435,362
1.50%, 3/20/2033	JPY	86,200,000	641,583
1.50%, 3/20/2034	JPY	157,950,000	1,171,054
1.50%, 6/20/2034	JPY	205,900,000	1,524,443
1.50%, 9/20/2043	JPY	185,000,000	1,260,131
1.60%, 3/20/2032	JPY	112,600,000	843,091
1.60%, 6/20/2032	JPY	75,000,000	561,976
1.60%, 3/20/2033	JPY	29,850,000	223,858
1.60%, 12/20/2033	JPY	207,650,000	1,554,109
1.60%, 3/20/2044	JPY	261,500,000	1,800,774
1.70%, 3/20/2032	JPY	101,400,000	764,293
1.70%, 6/20/2032	JPY	50,000,000	377,223
1.70%, 9/20/2032	JPY	84,000,000	634,169
1.70%, 12/20/2032	JPY	100,000,000	755,034
1.70%, 6/20/2033	JPY	200,750,000	1,516,432
1.70%, 9/20/2033	JPY	195,250,000	1,474,517
1.80%, 9/20/2030	JPY	95,050,000	713,991
1.80%, 9/20/2031	JPY	152,100,000	1,151,256
1.80%, 12/20/2031	JPY	86,550,000	655,956
1.80%, 3/20/2032	JPY	75,000,000	569,049
1.80%, 12/20/2032	JPY	33,450,000	254,579
1.90%, 12/20/2028	JPY	79,500,000	589,286
1.90%, 3/20/2029	JPY	54,300,000	403,294
1.90%, 9/20/2030	JPY	88,200,000	666,106
1.90%, 6/20/2044	JPY	293,000,000	2,117,163
2.00%, 3/20/2027	JPY	88,050,000	640,086
2.10%, 12/20/2026	JPY	112,600,000	817,027
2.10%, 3/20/2027	JPY	146,300,000	1,066,034
2.10%, 6/20/2027	JPY	47,800,000	349,715
2.10%, 12/20/2027	JPY	92,250,000	680,047
2.10%, 9/20/2028	JPY	111,350,000	829,108
2.10%, 12/20/2028	JPY	50,000,000	373,514
Security Description		Principal Amount	Value
2.10%, 9/20/2029	JPY	170,900,000	$1,288,369
2.10%, 3/20/2030	JPY	167,550,000	1,271,361
2.20%, 9/20/2026	JPY	82,550,000	597,645
2.20%, 9/20/2027	JPY	136,800,000	1,007,389
2.20%, 3/20/2028	JPY	83,000,000	615,891
2.20%, 9/20/2028	JPY	72,200,000	539,567
2.20%, 12/20/2029	JPY	75,000,000	569,793
2.20%, 3/20/2031	JPY	56,650,000	437,358
2.30%, 6/20/2027	JPY	70,000,000	514,762
2.40%, 6/20/2028	JPY	105,800,000	793,322
Japan Government Two Year Bonds:
0.01%, 10/1/2025	JPY	71,800,000	500,888
0.01%, 12/1/2025	JPY	151,900,000	1,058,702
0.10%, 11/1/2025	JPY	216,000,000	1,507,802
0.10%, 1/1/2026	JPY	123,500,000	861,340
0.10%, 2/1/2026	JPY	191,000,000	1,331,739
0.20%, 3/1/2026	JPY	143,000,000	997,991
0.20%, 4/1/2026	JPY	100,000,000	697,756
0.30%, 5/1/2026	JPY	155,850,000	1,088,836
0.40%, 6/1/2026	JPY	111,000,000	776,635
0.40%, 7/1/2026	JPY	166,000,000	1,161,339
0.40%, 8/1/2026	JPY	113,000,000	790,408
0.40%, 9/1/2026	JPY	94,000,000	657,435
			244,358,173
LATVIA — 0.1%
Latvia Government International Bonds:
Series GMTN, 0.38%, 10/7/2026	EUR	200,000	212,641
Series GMTN, 1.38%, 5/16/2036	EUR	350,000	320,728
Series GMTN, 2.25%, 2/15/2047	EUR	100,000	87,058
Series GMTN, 3.50%, 1/17/2028	EUR	380,000	435,340
Series GMTN, 3.88%, 3/25/2027	EUR	200,000	229,409
			1,285,176
LITHUANIA — 0.1%
Lithuania Government International Bonds:
Series EMTN, 0.50%, 7/28/2050	EUR	150,000	86,019
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	148,340
Series EMTN, 0.95%, 5/26/2027	EUR	132,000	140,780
Series EMTN, 2.10%, 5/26/2047	EUR	255,000	218,084
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	110,489
Series EMTN, 2.13%, 10/22/2035	EUR	336,000	333,777

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.88%, 6/14/2033	EUR	250,000	$294,759
Series EMTN, 4.13%, 4/25/2028	EUR	150,000	174,649
			1,506,897
LUXEMBOURG — 0.1%
State of the Grand-Duchy of Luxembourg:
Zero Coupon, 11/13/2026	EUR	179,000	190,903
0.63%, 2/1/2027	EUR	188,000	202,063
1.38%, 5/25/2029	EUR	100,000	107,121
2.25%, 3/19/2028	EUR	80,000	89,263
3.00%, 3/2/2033	EUR	600,000	694,563
3.25%, 3/2/2043	EUR	250,000	288,463
			1,572,376
MALAYSIA — 2.4%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	2,500,000	568,807
3.52%, 4/20/2028	MYR	3,810,000	925,934
3.58%, 7/15/2032	MYR	2,050,000	492,284
3.73%, 6/15/2028	MYR	3,350,000	819,921
3.76%, 5/22/2040	MYR	1,000,000	236,636
3.83%, 7/5/2034	MYR	1,000,000	244,331
3.84%, 4/15/2033	MYR	3,875,000	945,616
3.89%, 8/15/2029	MYR	2,260,000	557,193
3.90%, 11/30/2026	MYR	2,000,000	491,501
3.90%, 11/16/2027	MYR	2,820,000	694,036
3.91%, 7/15/2026	MYR	2,675,000	655,674
4.05%, 4/18/2039	MYR	1,350,000	332,761
4.07%, 6/15/2050	MYR	2,175,000	520,689
4.18%, 5/16/2044	MYR	2,000,000	493,159
4.23%, 6/30/2031	MYR	1,720,000	430,349
4.25%, 5/31/2035	MYR	1,350,000	340,339
4.39%, 4/15/2026	MYR	300,000	73,971
4.46%, 3/31/2053	MYR	2,500,000	631,514
4.50%, 4/30/2029	MYR	4,375,000	1,104,987
4.70%, 10/15/2042	MYR	2,110,000	555,713
4.74%, 3/15/2046	MYR	2,670,000	707,643
4.76%, 4/7/2037	MYR	2,870,000	755,716
4.94%, 9/30/2043	MYR	1,910,000	518,049
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	2,855,000	692,570
3.45%, 7/15/2036	MYR	3,000,000	701,993
3.47%, 10/15/2030	MYR	1,800,000	432,198
3.60%, 7/31/2028	MYR	4,520,000	1,101,611
3.73%, 3/31/2026	MYR	2,200,000	536,769
3.80%, 10/8/2031	MYR	3,750,000	915,887
3.87%, 8/8/2028	MYR	1,250,000	307,468
4.07%, 9/30/2026	MYR	3,900,000	959,521
4.12%, 11/30/2034	MYR	2,275,000	568,517
Security Description		Principal Amount	Value
4.19%, 10/7/2032	MYR	2,175,000	$543,246
4.25%, 9/30/2030	MYR	1,000,000	250,495
4.26%, 7/26/2027	MYR	1,220,000	302,648
4.28%, 3/23/2054	MYR	2,125,000	522,758
4.29%, 8/14/2043	MYR	2,550,000	637,447
4.42%, 9/30/2041	MYR	1,500,000	382,551
4.47%, 9/15/2039	MYR	1,125,000	290,020
4.58%, 8/30/2033	MYR	2,978,000	765,853
4.72%, 6/15/2033	MYR	1,600,000	415,053
4.76%, 8/4/2037	MYR	2,100,000	555,005
4.79%, 10/31/2035	MYR	2,520,000	665,682
4.90%, 5/8/2047	MYR	1,530,000	419,253
4.94%, 12/6/2028	MYR	725,000	185,682
5.36%, 5/15/2052	MYR	1,650,000	475,943
			25,724,993
MEXICO — 1.8%
Mexico Bonos:
5.50%, 3/4/2027	MXN	28,070,000	1,318,769
5.75%, 3/5/2026	MXN	39,253,000	1,900,052
7.00%, 9/3/2026	MXN	28,960,000	1,412,262
7.50%, 6/3/2027	MXN	36,077,000	1,768,457
7.50%, 5/26/2033	MXN	27,672,000	1,261,305
7.75%, 5/29/2031	MXN	47,679,000	2,257,249
7.75%, 11/23/2034	MXN	6,327,000	288,869
7.75%, 11/13/2042	MXN	37,875,000	1,609,311
8.00%, 5/24/2035	MXN	2,420,000	111,215
8.00%, 11/7/2047	MXN	26,858,000	1,154,502
8.00%, 7/31/2053	MXN	21,080,000	897,529
8.50%, 3/1/2029	MXN	24,550,000	1,221,238
8.50%, 5/31/2029	MXN	32,070,000	1,594,354
8.50%, 11/18/2038	MXN	26,713,000	1,253,856
10.00%, 11/20/2036	MXN	14,530,000	774,259
			18,823,227
NETHERLANDS — 3.1%
Netherlands Government Bonds:
Zero Coupon, 1/15/2027 (a)	EUR	1,289,900	1,374,236
Zero Coupon, 1/15/2029 (a)	EUR	1,527,000	1,558,127
Zero Coupon, 7/15/2030 (a)	EUR	1,471,000	1,449,096
Zero Coupon, 7/15/2031 (a)	EUR	1,567,000	1,504,617
Zero Coupon, 1/15/2038 (a)	EUR	1,283,000	1,014,254
Zero Coupon, 1/15/2052 (a)	EUR	1,659,000	916,069
0.25%, 7/15/2029 (a)	EUR	1,313,000	1,341,641
0.50%, 7/15/2026 (a)	EUR	1,475,000	1,600,529
0.50%, 7/15/2032 (a)	EUR	998,000	972,390
0.50%, 1/15/2040 (a)	EUR	1,416,000	1,158,523
0.75%, 7/15/2027 (a)	EUR	1,487,000	1,601,606
0.75%, 7/15/2028 (a)	EUR	1,773,000	1,883,381

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
2.00%, 1/15/2054 (a)	EUR	1,270,000	$1,224,057
2.50%, 1/15/2030 (a)	EUR	1,341,000	1,520,830
2.50%, 1/15/2033 (a)	EUR	1,387,000	1,568,169
2.50%, 7/15/2033 (a)	EUR	1,299,000	1,465,116
2.50%, 7/15/2034 (a)	EUR	1,304,000	1,464,935
2.75%, 1/15/2047 (a)	EUR	2,283,000	2,578,044
3.75%, 1/15/2042 (a)	EUR	2,153,000	2,756,451
4.00%, 1/15/2037 (a)	EUR	2,210,000	2,834,851
5.50%, 1/15/2028 (a)	EUR	1,470,000	1,816,761
			33,603,683
NEW ZEALAND — 0.8%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	825,000	463,996
0.50%, 5/15/2026	NZD	775,000	467,506
1.50%, 5/15/2031	NZD	842,000	458,074
1.75%, 5/15/2041	NZD	545,000	228,273
2.00%, 5/15/2032	NZD	754,000	413,648
2.75%, 4/15/2037	NZD	1,138,000	601,342
2.75%, 5/15/2051	NZD	380,000	166,595
3.00%, 4/20/2029	NZD	1,674,000	1,030,969
3.50%, 4/14/2033	NZD	1,761,000	1,064,472
4.25%, 5/15/2034	NZD	900,000	572,378
4.25%, 5/15/2036	NZD	600,000	375,092
4.50%, 4/15/2027	NZD	1,898,000	1,231,790
4.50%, 5/15/2030	NZD	1,284,000	841,435
5.00%, 5/15/2054	NZD	700,000	454,205
			8,369,775
NORWAY — 0.4%
Norway Government Bonds:
1.25%, 9/17/2031 (a)	NOK	4,298,000	357,819
1.38%, 8/19/2030 (a)	NOK	3,313,000	283,269
1.50%, 2/19/2026 (a)	NOK	4,138,000	381,755
1.75%, 2/17/2027 (a)	NOK	5,005,000	457,828
1.75%, 9/6/2029 (a)	NOK	4,245,000	375,767
2.00%, 4/26/2028 (a)	NOK	5,309,000	482,418
2.13%, 5/18/2032 (a)	NOK	9,002,000	789,373
3.00%, 8/15/2033 (a)	NOK	5,200,000	482,863
3.50%, 10/6/2042 (a)	NOK	3,185,000	309,106
3.63%, 4/13/2034 (a)	NOK	1,400,000	135,889
			4,056,087
PERU — 0.4%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	800,000	188,297
5.40%, 8/12/2034	PEN	2,395,000	604,460
5.94%, 2/12/2029	PEN	955,000	266,089
6.15%, 8/12/2032	PEN	940,000	256,311
6.35%, 8/12/2028	PEN	1,025,000	290,050
6.90%, 8/12/2037	PEN	3,450,000	954,555
7.30%, 8/12/2033 (a)	PEN	1,150,000	334,257
7.60%, 8/12/2039 (a)	PEN	1,625,000	475,116
Security Description		Principal Amount	Value
8.20%, 8/12/2026	PEN	1,650,000	$471,498
			3,840,633
POLAND — 1.3%
Republic of Poland Government Bonds:
Zero Coupon, 10/25/2025	PLN	2,287,000	569,519
Zero Coupon, 4/25/2026	PLN	1,600,000	389,584
1.25%, 10/25/2030	PLN	2,874,000	606,945
1.75%, 4/25/2032	PLN	3,425,000	709,021
2.50%, 7/25/2026	PLN	5,560,000	1,395,109
2.50%, 7/25/2027	PLN	4,621,000	1,134,997
2.75%, 4/25/2028	PLN	4,876,000	1,189,589
2.75%, 10/25/2029	PLN	5,550,000	1,309,810
3.75%, 5/25/2027	PLN	5,706,000	1,450,656
4.00%, 4/25/2047	PLN	315,000	65,951
4.75%, 7/25/2029	PLN	5,100,000	1,318,287
5.00%, 10/25/2034	PLN	2,500,000	638,961
5.75%, 4/25/2029	PLN	885,000	238,649
6.00%, 10/25/2033	PLN	3,675,000	1,013,064
7.50%, 7/25/2028	PLN	6,327,000	1,801,662
			13,831,804
PORTUGAL — 1.6%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031 (a)	EUR	959,000	928,650
0.48%, 10/18/2030 (a)	EUR	980,000	984,630
0.70%, 10/15/2027 (a)	EUR	677,000	725,479
0.90%, 10/12/2035 (a)	EUR	454,000	416,195
1.00%, 4/12/2052 (a)	EUR	541,000	351,221
1.15%, 4/11/2042 (a)	EUR	212,000	172,791
1.65%, 7/16/2032 (a)	EUR	544,000	572,082
1.95%, 6/15/2029 (a)	EUR	945,400	1,044,114
2.13%, 10/17/2028 (a)	EUR	1,559,000	1,742,080
2.25%, 4/18/2034 (a)	EUR	858,000	926,895
2.88%, 10/15/2025 (a)	EUR	1,037,000	1,162,485
2.88%, 7/21/2026 (a)	EUR	982,000	1,110,079
2.88%, 10/20/2034 (a)	EUR	657,000	744,229
3.50%, 6/18/2038 (a)	EUR	430,000	505,442
3.63%, 6/12/2054 (a)	EUR	340,000	389,397
3.88%, 2/15/2030 (a)	EUR	1,031,000	1,244,886
4.10%, 4/15/2037 (a)	EUR	1,358,000	1,701,984
4.10%, 2/15/2045 (a)	EUR	695,000	867,027
4.13%, 4/14/2027 (a)	EUR	819,000	960,844
			16,550,510

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
ROMANIA — 0.6%
Romania Government Bonds:
2.50%, 10/25/2027	RON	1,250,000	$252,063
3.25%, 6/24/2026	RON	2,410,000	516,331
3.65%, 9/24/2031	RON	1,100,000	209,717
4.15%, 1/26/2028	RON	2,300,000	482,296
4.15%, 10/24/2030	RON	1,225,000	242,171
4.25%, 4/28/2036	RON	475,000	86,458
4.75%, 10/11/2034	RON	900,000	174,431
4.85%, 4/22/2026	RON	1,725,000	380,388
4.85%, 7/25/2029	RON	1,880,000	393,868
5.00%, 2/12/2029	RON	4,155,000	880,971
6.30%, 4/25/2029	RON	1,200,000	267,647
6.70%, 2/25/2032	RON	1,645,000	370,419
7.20%, 10/28/2026	RON	1,565,000	358,345
7.20%, 5/31/2027	RON	1,650,000	378,644
7.90%, 2/24/2038	RON	2,995,000	745,579
8.00%, 4/29/2030	RON	400,000	95,663
8.25%, 9/29/2032	RON	2,775,000	682,640
			6,517,631
SINGAPORE — 1.1%
Singapore Government Bonds:
0.50%, 11/1/2025	SGD	313,000	238,582
1.25%, 11/1/2026	SGD	577,000	439,258
1.63%, 7/1/2031	SGD	425,000	312,219
1.88%, 3/1/2050	SGD	659,000	439,558
1.88%, 10/1/2051	SGD	345,000	228,604
2.13%, 6/1/2026	SGD	875,000	678,952
2.25%, 8/1/2036	SGD	712,000	531,501
2.38%, 7/1/2039	SGD	640,000	480,464
2.63%, 5/1/2028	SGD	704,000	552,711
2.63%, 8/1/2032	SGD	975,000	761,139
2.75%, 4/1/2042	SGD	836,000	658,301
2.75%, 3/1/2046	SGD	985,000	778,296
2.88%, 9/1/2027	SGD	438,000	345,993
2.88%, 8/1/2028	SGD	475,000	376,258
2.88%, 7/1/2029	SGD	1,027,000	814,270
2.88%, 9/1/2030	SGD	1,486,000	1,181,034
3.00%, 4/1/2029	SGD	750,000	598,304
3.00%, 8/1/2072	SGD	475,000	408,106
3.25%, 6/1/2054	SGD	225,000	197,464
3.38%, 9/1/2033	SGD	1,055,000	871,980
3.38%, 5/1/2034	SGD	150,000	124,447
3.50%, 3/1/2027	SGD	730,000	583,550
			11,600,991
SLOVAKIA — 0.5%
Slovakia Government Bonds:
0.13%, 6/17/2027	EUR	225,000	235,615
0.38%, 4/21/2036	EUR	375,000	292,440
1.00%, 6/12/2028	EUR	319,000	336,649
1.00%, 10/9/2030	EUR	286,000	287,204
Security Description		Principal Amount	Value
1.00%, 5/14/2032	EUR	269,000	$260,562
1.38%, 1/21/2027	EUR	309,000	335,799
1.63%, 1/21/2031	EUR	314,000	324,709
1.88%, 3/9/2037	EUR	483,000	445,332
2.00%, 10/17/2047	EUR	380,000	309,599
2.25%, 6/12/2068	EUR	71,000	55,755
3.63%, 1/16/2029	EUR	633,000	737,926
3.63%, 6/8/2033	EUR	332,000	382,386
3.75%, 2/23/2035	EUR	100,000	114,385
4.00%, 10/19/2032	EUR	961,000	1,137,339
4.00%, 2/23/2043	EUR	275,000	317,249
4.35%, 10/14/2025	EUR	255,000	288,984
			5,861,933
SLOVENIA — 0.3%
Slovenia Government Bonds:
0.28%, 1/14/2030	EUR	200,000	200,130
1.00%, 3/6/2028	EUR	254,000	272,444
1.18%, 2/13/2062	EUR	185,000	115,974
1.19%, 3/14/2029	EUR	220,000	234,286
1.25%, 3/22/2027	EUR	262,000	285,855
1.50%, 3/25/2035	EUR	375,000	364,349
1.75%, 11/3/2040	EUR	234,000	213,304
2.25%, 3/3/2032	EUR	564,000	610,150
3.13%, 8/7/2045	EUR	498,000	537,772
5.13%, 3/30/2026	EUR	375,000	435,225
			3,269,489
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	585,000,000	347,276
1.25%, 3/10/2026	KRW	675,000,000	504,630
1.38%, 6/10/2030	KRW	1,493,000,000	1,048,149
1.50%, 12/10/2026	KRW	939,150,000	698,263
1.50%, 12/10/2030	KRW	306,000,000	214,958
1.50%, 9/10/2036	KRW	685,690,000	444,833
1.50%, 9/10/2040	KRW	250,000,000	154,930
1.50%, 3/10/2050	KRW	3,250,000,000	1,856,552
1.63%, 9/10/2070	KRW	700,000,000	366,321
1.88%, 6/10/2026	KRW	866,000,000	651,796
1.88%, 3/10/2051	KRW	3,415,000,000	2,123,384
2.00%, 6/10/2031	KRW	814,000,000	587,700
2.00%, 3/10/2046	KRW	975,000,000	636,860
2.00%, 3/10/2049	KRW	1,639,000,000	1,049,066
2.13%, 6/10/2027	KRW	657,870,000	493,992
2.13%, 3/10/2047	KRW	1,270,330,000	843,593
2.25%, 12/10/2025	KRW	921,000,000	699,138
2.25%, 9/10/2037	KRW	500,000,000	351,292
2.38%, 3/10/2027	KRW	1,200,000,000	908,427
2.50%, 3/10/2052	KRW	2,348,000,000	1,637,199
2.63%, 9/10/2035	KRW	839,210,000	618,261
2.63%, 3/10/2048	KRW	1,440,000,000	1,042,964
2.75%, 12/10/2044	KRW	1,248,000,000	931,384
3.00%, 12/10/2042	KRW	1,921,780,000	1,484,558
3.13%, 6/10/2026	KRW	1,018,500,000	782,509

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
3.13%, 9/10/2027	KRW	858,000,000	$661,721
3.13%, 9/10/2052	KRW	1,100,000,000	870,518
3.25%, 3/10/2026	KRW	1,058,000,000	813,615
3.25%, 6/10/2027	KRW	1,667,000,000	1,288,655
3.25%, 3/10/2028	KRW	1,172,000,000	907,838
3.25%, 3/10/2029	KRW	1,980,000,000	1,536,796
3.25%, 6/10/2033	KRW	1,088,000,000	852,939
3.25%, 9/10/2042	KRW	600,000,000	475,408
3.25%, 3/10/2053	KRW	2,700,000,000	2,188,673
3.25%, 3/10/2054	KRW	3,085,000,000	2,491,707
3.38%, 6/10/2032	KRW	1,579,000,000	1,246,756
3.50%, 9/10/2028	KRW	1,000,000,000	782,537
3.50%, 6/10/2034	KRW	828,000,000	659,059
3.63%, 9/10/2053	KRW	1,750,000,000	1,517,962
3.75%, 12/10/2033	KRW	1,936,250,000	1,573,505
3.88%, 12/10/2026	KRW	1,000,000,000	781,778
3.88%, 9/10/2043	KRW	950,000,000	818,912
4.00%, 12/10/2031	KRW	1,622,640,000	1,331,810
4.13%, 12/10/2033	KRW	1,005,000,000	839,749
4.25%, 12/10/2025	KRW	1,038,000,000	806,359
4.25%, 12/10/2032	KRW	1,313,000,000	1,090,105
4.75%, 12/10/2030	KRW	3,095,050,000	2,606,370
5.50%, 3/10/2028	KRW	3,337,000,000	2,771,665
			49,392,472
SPAIN — 4.5%
Spain Government Bonds:
Zero Coupon, 1/31/2027	EUR	771,000	815,568
Zero Coupon, 1/31/2028	EUR	1,202,000	1,242,085
0.10%, 4/30/2031 (a)	EUR	1,183,000	1,125,461
0.50%, 4/30/2030 (a)	EUR	993,000	995,461
0.50%, 10/31/2031 (a)	EUR	1,197,000	1,156,168
0.60%, 10/31/2029 (a)	EUR	1,050,000	1,069,678
0.70%, 4/30/2032 (a)	EUR	1,146,000	1,109,271
0.80%, 7/30/2027 (a)	EUR	498,000	533,285
0.80%, 7/30/2029	EUR	1,104,000	1,140,938
0.85%, 7/30/2037 (a)	EUR	315,000	265,990
1.00%, 7/30/2042 (a)	EUR	149,000	113,502
1.00%, 10/31/2050 (a)	EUR	971,000	618,704
1.20%, 10/31/2040 (a)	EUR	250,000	204,622
1.25%, 10/31/2030 (a)	EUR	1,258,000	1,303,773
1.30%, 10/31/2026 (a)	EUR	976,000	1,067,627
1.40%, 4/30/2028 (a)	EUR	1,162,000	1,255,740
1.40%, 7/30/2028 (a)	EUR	1,160,000	1,250,140
1.45%, 10/31/2027 (a)	EUR	1,099,000	1,195,741
1.45%, 4/30/2029 (a)	EUR	1,045,000	1,118,784
Security Description		Principal Amount	Value
1.45%, 10/31/2071 (a)	EUR	544,000	$310,669
1.50%, 4/30/2027 (a)	EUR	897,000	981,375
1.85%, 7/30/2035 (a)	EUR	1,067,000	1,067,594
1.90%, 10/31/2052 (a)	EUR	700,000	547,015
1.95%, 4/30/2026 (a)	EUR	751,000	832,873
1.95%, 7/30/2030 (a)	EUR	1,156,000	1,252,745
2.15%, 10/31/2025 (a)	EUR	808,000	898,230
2.35%, 7/30/2033 (a)	EUR	911,000	982,458
2.50%, 5/31/2027	EUR	860,000	963,822
2.55%, 10/31/2032 (a)	EUR	1,042,000	1,149,313
2.70%, 10/31/2048 (a)	EUR	665,000	641,175
2.80%, 5/31/2026	EUR	969,000	1,088,605
2.90%, 10/31/2046 (a)	EUR	706,000	715,142
3.15%, 4/30/2033 (a)	EUR	1,082,000	1,242,157
3.25%, 4/30/2034 (a)	EUR	324,000	372,602
3.45%, 7/30/2043 (a)	EUR	444,000	492,362
3.45%, 7/30/2066 (a)	EUR	692,000	728,270
3.50%, 5/31/2029	EUR	847,000	989,241
3.55%, 10/31/2033 (a)	EUR	1,303,000	1,537,060
3.90%, 7/30/2039 (a)	EUR	774,000	923,133
4.20%, 1/31/2037 (a)	EUR	1,673,000	2,075,356
4.70%, 7/30/2041 (a)	EUR	1,060,000	1,381,625
4.90%, 7/30/2040 (a)	EUR	1,237,000	1,641,186
5.15%, 10/31/2028 (a)	EUR	1,016,000	1,254,929
5.15%, 10/31/2044 (a)	EUR	1,140,000	1,577,425
5.75%, 7/30/2032	EUR	1,466,000	1,988,205
5.90%, 7/30/2026 (a)	EUR	1,604,000	1,902,617
6.00%, 1/31/2029	EUR	1,079,000	1,382,587
			48,502,309
SWEDEN — 0.4%
Sweden Government Bonds:
0.13%, 5/12/2031	SEK	6,510,000	575,256
0.50%, 11/24/2045	SEK	2,155,000	152,457
0.75%, 5/12/2028	SEK	7,090,000	677,175
0.75%, 11/12/2029	SEK	7,365,000	691,910
1.00%, 11/12/2026	SEK	7,570,000	736,552
1.38%, 6/23/2071	SEK	1,455,000	101,817
1.75%, 11/11/2033	SEK	3,825,000	371,953
2.25%, 6/1/2032	SEK	5,530,000	560,239
3.50%, 3/30/2039	SEK	4,545,000	522,994
Sweden Government International Bonds 0.13%, 9/9/2030	SEK	2,000,000	179,082
			4,569,435

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
SWITZERLAND — 0.9%
Swiss Confederation Government Bonds:
Zero Coupon, 6/22/2029	CHF	402,000	$468,469
Zero Coupon, 6/26/2034	CHF	335,000	381,992
Zero Coupon, 7/24/2039	CHF	404,000	448,684
0.25%, 6/23/2035	CHF	334,000	389,438
0.50%, 5/27/2030	CHF	327,000	390,292
0.50%, 6/27/2032	CHF	275,000	328,974
0.50%, 6/28/2045	CHF	145,000	174,191
0.50%, 5/30/2058	CHF	184,000	226,905
0.88%, 5/22/2047	CHF	100,000	130,019
1.25%, 5/28/2026	CHF	140,000	168,250
1.25%, 6/27/2037	CHF	423,000	552,910
1.25%, 6/28/2043	CHF	191,000	259,530
1.50%, 10/26/2038	CHF	235,000	319,143
1.50%, 4/30/2042	CHF	385,000	538,220
2.00%, 6/25/2064	CHF	519,000	997,079
2.25%, 6/22/2031	CHF	625,000	832,843
2.50%, 3/8/2036	CHF	385,000	562,841
3.25%, 6/27/2027	CHF	270,000	345,256
3.50%, 4/8/2033	CHF	449,000	670,895
4.00%, 4/8/2028	CHF	420,000	561,281
4.00%, 1/6/2049	CHF	275,000	594,464
			9,341,676
THAILAND — 2.0%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	12,850,000	387,166
1.59%, 12/17/2035	THB	18,000,000	507,554
1.60%, 6/17/2035	THB	6,225,000	176,376
1.88%, 6/17/2049	THB	4,500,000	109,360
2.00%, 12/17/2031	THB	28,900,000	876,789
2.00%, 6/17/2042	THB	29,100,000	802,383
2.13%, 12/17/2026	THB	21,125,000	656,346
2.25%, 3/17/2027	THB	25,500,000	794,318
2.35%, 6/17/2026	THB	11,470,000	357,554
2.40%, 11/17/2027	THB	29,450,000	921,878
2.40%, 3/17/2029	THB	29,275,000	915,941
2.50%, 11/17/2029	THB	21,000,000	660,659
2.65%, 6/17/2028	THB	23,850,000	753,147
2.80%, 6/17/2034	THB	13,000,000	414,903
2.88%, 12/17/2028	THB	21,750,000	693,455
2.88%, 6/17/2046	THB	18,350,000	546,313
3.14%, 6/17/2047	THB	13,900,000	435,223
3.30%, 6/17/2038	THB	24,300,000	808,550
3.35%, 6/17/2033	THB	26,350,000	874,991
3.39%, 6/17/2037	THB	27,100,000	909,223
3.40%, 6/17/2036	THB	17,710,000	594,242
3.45%, 6/17/2043	THB	34,000,000	1,141,605
3.60%, 6/17/2067	THB	16,750,000	525,847
3.78%, 6/25/2032	THB	25,250,000	859,491
Security Description		Principal Amount	Value
3.85%, 12/12/2025	THB	31,625,000	$1,002,120
4.00%, 6/17/2066	THB	16,920,000	577,721
4.00%, 6/17/2072	THB	9,500,000	329,886
4.26%, 12/12/2037	THB	32,100,000	1,148,749
4.68%, 6/29/2044	THB	18,340,000	714,573
4.85%, 6/17/2061	THB	19,010,000	746,327
4.88%, 6/22/2029	THB	41,255,000	1,431,642
			21,674,332
UNITED KINGDOM — 4.9%
U.K. Gilts:
0.13%, 1/31/2028	GBP	504,000	601,838
0.25%, 7/31/2031	GBP	1,109,000	1,173,065
0.38%, 10/22/2026	GBP	908,000	1,136,510
0.50%, 1/31/2029	GBP	783,000	915,235
0.50%, 10/22/2061	GBP	751,000	307,455
0.63%, 7/31/2035	GBP	893,000	842,191
0.63%, 10/22/2050	GBP	623,000	343,597
0.88%, 10/22/2029	GBP	1,202,000	1,403,611
0.88%, 7/31/2033	GBP	769,000	797,575
0.88%, 1/31/2046	GBP	550,000	373,832
1.00%, 1/31/2032	GBP	843,000	926,562
1.13%, 10/22/2073	GBP	329,000	163,900
1.25%, 7/22/2027	GBP	700,000	876,974
1.25%, 7/31/2051	GBP	606,000	400,928
1.50%, 7/22/2026	GBP	400,000	514,506
1.50%, 7/22/2047	GBP	733,000	562,690
1.50%, 7/31/2053	GBP	225,000	154,946
1.63%, 10/22/2028	GBP	854,000	1,057,733
1.63%, 10/22/2054	GBP	688,000	484,864
1.63%, 10/22/2071	GBP	635,000	393,160
1.75%, 1/22/2049	GBP	799,000	635,241
1.75%, 7/22/2057	GBP	834,000	595,476
2.50%, 7/22/2065	GBP	615,000	522,143
3.25%, 1/31/2033	GBP	1,135,000	1,449,143
3.25%, 1/22/2044	GBP	759,000	855,299
3.50%, 10/22/2025	GBP	771,000	1,024,752
3.50%, 1/22/2045	GBP	896,000	1,040,616
3.50%, 7/22/2068	GBP	515,000	563,565
3.75%, 3/7/2027	GBP	1,475,000	1,968,332
3.75%, 1/29/2038	GBP	869,000	1,113,296
3.75%, 7/22/2052	GBP	1,034,000	1,208,865
3.75%, 10/22/2053	GBP	797,000	927,188
4.00%, 1/22/2060	GBP	795,000	967,759
4.00%, 10/22/2063	GBP	400,000	484,197
4.13%, 1/29/2027	GBP	2,138,000	2,876,473
4.13%, 7/22/2029	GBP	588,000	797,373
4.25%, 12/7/2027	GBP	1,452,000	1,975,304
4.25%, 6/7/2032	GBP	1,228,000	1,691,997
4.25%, 3/7/2036	GBP	866,000	1,178,131
4.25%, 9/7/2039	GBP	745,000	993,409
4.25%, 12/7/2040	GBP	842,000	1,114,492
4.25%, 12/7/2046	GBP	1,488,000	1,914,332
4.25%, 12/7/2049	GBP	765,000	978,622
4.25%, 12/7/2055	GBP	789,000	1,002,551
4.50%, 6/7/2028	GBP	1,320,000	1,808,226

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
4.50%, 9/7/2034	GBP	2,255,000	$3,148,152
4.50%, 12/7/2042	GBP	931,000	1,258,266
4.63%, 1/31/2034	GBP	889,000	1,251,605
4.75%, 12/7/2030	GBP	1,377,000	1,943,545
4.75%, 12/7/2038	GBP	821,000	1,161,081
6.00%, 12/7/2028	GBP	624,000	910,704
			52,791,307
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,142,800,107)			1,055,966,270
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d) (Cost $773,534)	773,534	773,534
TOTAL INVESTMENTS — 99.0% (Cost $1,143,573,641)		1,056,739,804
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		11,111,351
NET ASSETS — 100.0%		$1,067,851,155
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.8% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,055,966,270	$—	$1,055,966,270
Short-Term Investment	773,534	—	—	773,534
TOTAL INVESTMENTS	$773,534	$1,055,966,270	$—	$1,056,739,804
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,458,759	$31,458,759	$165,506,908	$196,192,133	$—	$—	773,534	$773,534	$55,208
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 71.6%
AUTO MANUFACTURERS — 8.2%
American Honda Finance Corp.:
SOFR + 0.77%, 5.69%, 3/12/2027 (a)	$2,450,000	$2,453,945
SOFR + 0.92%, 6.18%, 1/12/2026 (a)	3,526,000	3,543,418
Series GMTN, SOFR + 0.71%, 5.98%, 7/9/2027 (a)	8,000,000	7,991,040
Series GMTN, SOFR + 0.71%, 5.99%, 1/9/2026 (a)	4,648,000	4,658,969
Series GMTN, SOFR + 0.72%, 5.67%, 10/5/2026 (a)	6,500,000	6,510,010
Series GMTN, SOFR + 0.79%, 6.10%, 10/3/2025 (a)	2,724,000	2,732,118
Series MTN, SOFR + 0.50%, 5.77%, 10/10/2025 (a)	969,000	969,339
BMW U.S. Capital LLC:
SOFR + 0.55%, 5.86%, 4/2/2026 (a) (b)	6,048,000	6,042,920
SOFR + 0.62%, 5.72%, 8/11/2025 (a) (b)	5,131,000	5,137,003
SOFR + 0.80%, 5.89%, 8/13/2026 (a) (b)	8,000,000	8,028,880
SOFR + 0.84%, 5.71%, 4/1/2025 (a) (b)	4,235,000	4,245,503
SOFR + 0.92%, 6.01%, 8/13/2027 (a) (b)	5,000,000	5,014,750
Daimler Truck Finance North America LLC:
SOFR + 0.75%, 5.69%, 12/13/2024 (a) (b)	2,980,000	2,982,444
SOFR + 0.96%, 5.83%, 9/25/2027 (a) (b)	5,150,000	5,145,623
Ford Motor Credit Co. LLC SOFR + 1.45%, 6.44%, 11/5/2026 (a)	4,000,000	4,004,040
General Motors Financial Co., Inc.:
SOFR + 1.04%, 6.06%, 2/26/2027 (a)	2,814,000	2,812,199
SOFR + 1.05%, 6.34%, 7/15/2027 (a)	4,458,000	4,454,166
SOFR + 1.30%, 6.60%, 4/7/2025 (a) (c)	3,025,000	3,032,895
SOFR + 1.35%, 6.46%, 5/8/2027 (a)	4,620,000	4,645,687
Hyundai Capital America:
SOFR + 1.03%, 5.90%, 9/24/2027 (a) (b)	5,000,000	5,002,850
Security Description	Principal Amount	Value
SOFR + 1.04%, 5.91%, 6/24/2027 (a) (b)	$9,000,000	$9,004,500
SOFR + 1.04%, 5.92%, 3/19/2027 (a) (b)	5,532,000	5,544,558
SOFR + 1.15%, 6.29%, 8/4/2025 (a) (b)	3,482,000	3,499,584
SOFR + 1.32%, 6.46%, 11/3/2025 (a) (b)	2,600,000	2,613,624
SOFR + 1.50%, 6.79%, 1/8/2027 (a) (b)	2,830,000	2,863,196
Mercedes-Benz Finance North America LLC:
SOFR + 0.57%, 5.74%, 8/1/2025 (a) (b)	3,926,000	3,932,282
SOFR + 0.63%, 5.81%, 7/31/2026 (a) (b)	7,250,000	7,257,757
SOFR + 0.67%, 5.97%, 1/9/2026 (a) (b)	6,615,000	6,621,681
SOFR + 0.93%, 5.80%, 3/30/2025 (a) (b)	3,975,000	3,983,228
Nissan Motor Acceptance Co. LLC SOFR + 2.05%, 6.96%, 9/13/2027 (a) (b) (c)	3,000,000	2,998,830
Toyota Motor Credit Corp.:
SOFR + 0.45%, 5.52%, 5/15/2026 (a)	6,896,000	6,893,448
SOFR + 0.56%, 5.83%, 1/10/2025 (a)	3,817,000	3,817,191
SOFR + 0.77%, 5.88%, 8/7/2026 (a)	8,405,000	8,450,807
SOFR + 0.89%, 5.95%, 5/18/2026 (a)	3,001,000	3,021,227
Series MTN, SOFR + 0.32%, 5.58%, 1/13/2025 (a)	3,492,000	3,491,127
Series MTN, SOFR + 0.65%, 5.53%, 3/19/2027 (a)	4,450,000	4,459,301
Series MTN, SOFR + 0.65%, 5.57%, 9/11/2025 (a)	3,798,000	3,804,950
Series MTN, SOFR + 0.65%, 5.95%, 1/5/2026 (a)	5,003,000	5,014,757
Volkswagen Group of America Finance LLC:
SOFR + 0.83%, 5.70%, 3/20/2026 (a) (b)	7,200,000	7,207,848
SOFR + 0.93%, 5.85%, 9/12/2025 (a) (b)	4,680,000	4,691,185
SOFR + 1.06%, 6.13%, 8/14/2026 (a) (b)	4,300,000	4,311,180
		192,890,060
BANKS — 45.2%
ABN AMRO Bank NV SOFR + 1.78%, 6.67%, 9/18/2027 (a) (b)	5,415,000	5,502,452

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Australia & New Zealand Banking Group Ltd.:
SOFR + 0.56%, 5.44%, 3/18/2026 (a) (b)	$13,050,000	$13,078,318
SOFR + 0.64%, 5.95%, 10/3/2025 (a) (b)	6,425,000	6,435,280
SOFR + 0.65%, 5.51%, 9/30/2027 (a) (b)	5,000,000	5,005,850
SOFR + 0.68%, 5.93%, 7/16/2027 (a) (b)	13,911,000	13,932,423
SOFR + 0.75%, 6.06%, 7/3/2025 (a) (b)	5,070,000	5,079,887
SOFR + 0.81%, 6.03%, 1/18/2027 (a) (b) (c)	8,050,000	8,086,386
Banco Santander SA:
SOFR + 1.12%, 6.39%, 7/15/2028 (a)	8,000,000	8,006,240
SOFR + 1.38%, 6.29%, 3/14/2028 (a)	3,925,000	3,949,610
Bank of America Corp.:
3 mo. USD Term SOFR + 1.02%, 5.97%, 9/15/2026 (a)	905,000	907,181
SOFR + 0.97%, 6.16%, 7/22/2027 (a)	6,005,000	6,025,657
SOFR + 1.35%, 6.24%, 9/15/2027 (a)	8,515,000	8,602,364
Series MTN, 3 mo. USD Term SOFR + 1.03%, 6.27%, 2/5/2026 (a)	4,805,000	4,814,898
Series MTN, SOFR + 1.05%, 6.19%, 2/4/2028 (a)	11,173,000	11,218,809
Series MTN, SOFR + 1.33%, 6.63%, 4/2/2026 (a)	7,911,000	7,946,995
Bank of America NA:
SOFR + 0.78%, 5.82%, 8/18/2025 (a)	3,695,000	3,701,060
SOFR + 1.02%, 6.08%, 8/18/2026 (a)	5,925,000	5,972,341
Bank of Montreal:
SOFR + 0.71%, 5.63%, 12/12/2024 (a)	2,300,000	2,301,932
SOFR + 0.76%, 5.74%, 6/4/2027 (a) (c)	3,875,000	3,873,450
SOFR + 0.88%, 5.82%, 9/10/2027 (a)	9,000,000	9,006,390
SOFR + 0.95%, 5.82%, 9/25/2025 (a)	2,933,000	2,947,225
SOFR + 1.16%, 6.08%, 12/11/2026 (a)	3,250,000	3,278,698
SOFR + 1.33%, 6.29%, 6/5/2026 (a)	3,692,000	3,733,203
Series MTN, SOFR + 0.47%, 5.73%, 1/10/2025 (a)	2,740,000	2,740,849
Series MTN, SOFR + 0.62%, 5.53%, 9/15/2026 (a)	4,618,000	4,614,259
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.06%, 6.01%, 6/7/2025 (a)	$3,663,000	$3,676,590
Bank of New York Mellon Series MTN, SOFR + 0.45%, 5.36%, 3/13/2026 (a)	7,935,000	7,920,876
Bank of New York Mellon Corp.:
SOFR + 0.62%, 5.81%, 4/25/2025 (a)	3,481,000	3,483,750
SOFR + 0.83%, 6.05%, 7/21/2028 (a)	2,500,000	2,502,300
Bank of New Zealand SOFR + 0.81%, 5.98%, 1/27/2027 (a) (b)	4,125,000	4,114,234
Bank of Nova Scotia:
SOFR + 0.55%, 5.53%, 3/2/2026 (a)	2,447,000	2,442,375
SOFR + 0.61%, 5.52%, 9/15/2026 (a)	2,979,000	2,972,685
SOFR + 1.00%, 5.93%, 9/8/2028 (a)	9,000,000	9,006,840
SOFR + 1.09%, 6.01%, 6/12/2025 (a)	4,795,000	4,815,187
Series GMTN, SOFR + 0.78%, 5.76%, 6/4/2027 (a)	3,500,000	3,490,690
Series GMTN, SOFR + 1.08%, 6.34%, 8/1/2029 (a) (c)	4,100,000	4,096,802
Series MTN, SOFR + 0.90%, 6.16%, 4/11/2025 (a)	3,570,000	3,579,496
Banque Federative du Credit Mutuel SA:
SOFR + 0.41%, 5.55%, 2/4/2025 (a) (b)	7,550,000	7,547,659
SOFR + 1.07%, 6.13%, 2/16/2028 (a) (b)	5,000,000	5,009,100
SOFR + 1.13%, 6.33%, 1/23/2027 (a) (b)	2,150,000	2,170,081
SOFR + 1.40%, 6.66%, 7/13/2026 (a) (b)	4,350,000	4,403,897
Barclays PLC:
SOFR + 1.49%, 6.41%, 3/12/2028 (a) (c)	5,000,000	5,042,550
SOFR + 1.88%, 6.79%, 9/13/2027 (a)	3,100,000	3,155,893
BPCE SA:
SOFR + 0.57%, 5.83%, 1/14/2025 (a) (b)	4,278,000	4,279,626
SOFR + 0.96%, 5.83%, 9/25/2025 (a) (b)	728,000	730,752
SOFR + 1.98%, 7.20%, 10/19/2027 (a) (b)	6,890,000	7,009,404
Canadian Imperial Bank of Commerce:
SOFR + 0.93%, 5.85%, 9/11/2027 (a)	4,000,000	4,005,600

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.94%, 5.81%, 6/28/2027 (a)	$3,740,000	$3,748,939
SOFR + 0.94%, 6.24%, 4/7/2025 (a)	7,955,000	7,978,865
SOFR + 1.22%, 6.53%, 10/2/2026 (a)	4,734,000	4,777,458
Citibank NA:
SOFR + 0.59%, 5.75%, 4/30/2026 (a)	10,290,000	10,289,177
SOFR + 0.71%, 5.83%, 8/6/2026 (a)	9,500,000	9,519,475
SOFR + 0.81%, 5.67%, 9/29/2025 (a)	5,975,000	5,994,897
SOFR + 1.06%, 6.04%, 12/4/2026 (a)	6,150,000	6,203,812
Citigroup, Inc.:
3 mo. USD Term SOFR + 1.51%, 6.10%, 7/1/2026 (a)	1,785,000	1,795,639
SOFR + 0.69%, 5.88%, 1/25/2026 (a) (c)	7,958,000	7,959,671
SOFR + 0.77%, 5.72%, 6/9/2027 (a)	5,689,000	5,685,188
SOFR + 1.28%, 6.28%, 2/24/2028 (a)	7,333,000	7,397,017
SOFR + 1.53%, 6.41%, 3/17/2026 (a)	6,260,000	6,285,854
Commonwealth Bank of Australia:
SOFR + 0.40%, 5.69%, 7/7/2025 (a) (b)	16,292,000	16,288,253
SOFR + 0.52%, 5.42%, 6/15/2026 (a) (b)	5,732,000	5,731,484
SOFR + 0.63%, 5.54%, 9/12/2025 (a) (b) (c)	5,651,000	5,662,076
SOFR + 0.63%, 5.90%, 1/10/2025 (a) (b)	250,000	250,140
SOFR + 0.74%, 5.64%, 3/14/2025 (a) (b)	11,507,000	11,527,022
SOFR + 0.75%, 5.65%, 3/13/2026 (a) (b)	5,051,000	5,066,001
SOFR + 0.97%, 5.87%, 3/14/2027 (a) (b)	3,340,000	3,367,822
Cooperatieve Rabobank UA:
SOFR + 0.62%, 5.62%, 8/28/2026 (a)	8,000,000	8,011,520
SOFR + 0.71%, 5.67%, 3/5/2027 (a)	6,575,000	6,588,807
SOFR + 0.71%, 5.99%, 1/9/2026 (a)	6,850,000	6,872,605
Credit Agricole SA:
SOFR + 0.87%, 5.79%, 3/11/2027 (a) (b)	5,000,000	5,015,750
SOFR + 1.21%, 6.13%, 9/11/2028 (a) (b)	6,000,000	6,026,640
SOFR + 1.29%, 6.59%, 7/5/2026 (a) (b)	5,600,000	5,656,504
Security Description	Principal Amount	Value
DBS Group Holdings Ltd.:
SOFR + 0.30%, 5.35%, 11/22/2024 (a) (b)	$3,440,000	$3,437,592
SOFR + 0.61%, 5.55%, 9/12/2025 (a) (b)	7,740,000	7,756,641
Deutsche Bank AG SOFR + 1.22%, 6.28%, 11/16/2027 (a)	3,150,000	3,134,156
Goldman Sachs Bank USA:
SOFR + 0.75%, 5.79%, 5/21/2027 (a) (c)	12,750,000	12,738,397
SOFR + 0.77%, 5.66%, 3/18/2027 (a) (c)	7,890,000	7,891,341
Goldman Sachs Group, Inc.:
3 mo. USD Term SOFR + 1.43%, 6.55%, 5/15/2026 (a)	14,286,000	14,359,430
SOFR + 0.79%, 5.74%, 12/9/2026 (a)	4,290,000	4,288,241
SOFR + 0.81%, 5.76%, 3/9/2027 (a)	6,586,000	6,588,898
SOFR + 0.82%, 5.76%, 9/10/2027 (a)	3,115,000	3,109,954
SOFR + 0.92%, 6.14%, 10/21/2027 (a)	5,822,000	5,823,223
SOFR + 1.07%, 6.16%, 8/10/2026 (a)	5,869,000	5,885,844
SOFR + 1.12%, 6.14%, 2/24/2028 (a)	2,150,000	2,161,438
SOFR + 1.85%, 6.76%, 3/15/2028 (a)	5,991,000	6,120,346
Series GMTN, 3 mo. USD Term SOFR + 2.01%, 7.28%, 10/28/2027 (a)	107,000	109,206
HSBC Holdings PLC:
3 mo. USD Term SOFR + 1.64%, 6.59%, 9/12/2026 (a)	650,000	655,558
SOFR + 1.43%, 6.39%, 3/10/2026 (a)	8,120,000	8,147,852
SOFR + 1.57%, 6.67%, 8/14/2027 (a)	10,850,000	10,986,059
HSBC USA, Inc. SOFR + 0.96%, 5.94%, 3/4/2027 (a)	6,100,000	6,130,927
ING Groep NV:
SOFR + 1.01%, 5.88%, 4/1/2027 (a)	3,318,000	3,330,243
SOFR + 1.56%, 6.48%, 9/11/2027 (a)	5,800,000	5,872,848
SOFR + 1.64%, 6.51%, 3/28/2026 (a)	5,310,000	5,339,789
JPMorgan Chase & Co.:
SOFR + 0.60%, 5.54%, 12/10/2025 (a)	3,695,000	3,696,884
SOFR + 0.77%, 5.63%, 9/22/2027 (a)	5,545,000	5,551,432

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.89%, 6.10%, 4/22/2027 (a)	$260,000	$261,443
SOFR + 0.92%, 5.94%, 2/24/2026 (a)	8,630,000	8,646,311
SOFR + 0.92%, 6.13%, 4/22/2028 (a)	9,277,000	9,291,936
SOFR + 0.93%, 6.14%, 7/22/2028 (a)	8,000,000	8,026,800
SOFR + 1.18%, 6.20%, 2/24/2028 (a)	10,136,000	10,218,102
SOFR + 1.20%, 6.40%, 1/23/2028 (a)	7,369,000	7,429,499
SOFR + 1.32%, 6.50%, 4/26/2026 (a)	4,845,000	4,865,252
JPMorgan Chase Bank NA SOFR + 1.00%, 5.95%, 12/8/2026 (a)	11,955,000	12,098,938
Lloyds Banking Group PLC:
SOFR + 1.56%, 6.70%, 8/7/2027 (a)	5,575,000	5,642,234
SOFR + 1.58%, 6.90%, 1/5/2028 (a)	2,700,000	2,729,484
Macquarie Bank Ltd.:
SOFR + 0.92%, 6.23%, 7/2/2027 (a) (b)	8,000,000	8,044,560
SOFR + 1.20%, 6.14%, 12/7/2026 (a) (b)	3,475,000	3,519,758
SOFR + 1.24%, 6.14%, 6/15/2026 (a) (b)	3,789,000	3,823,366
SOFR + 1.31%, 6.17%, 3/21/2025 (a) (b)	4,705,000	4,726,173
Macquarie Group Ltd.:
SOFR + 0.71%, 5.96%, 10/14/2025 (a) (b)	4,298,000	4,298,129
SOFR + 0.92%, 5.78%, 9/23/2027 (a) (b)	4,747,000	4,760,149
Mitsubishi UFJ Financial Group, Inc.:
SOFR + 0.94%, 6.00%, 2/20/2026 (a)	6,013,000	6,018,111
SOFR + 1.44%, 6.70%, 4/17/2026 (a)	3,025,000	3,038,976
Mizuho Financial Group, Inc. SOFR + 0.96%, 6.01%, 5/22/2026 (a)	7,656,000	7,674,987
Morgan Stanley:
Series MTN, SOFR + 0.95%, 5.99%, 2/18/2026 (a)	8,421,000	8,434,810
Series MTN, SOFR + 1.02%, 6.28%, 4/13/2028 (a)	11,749,000	11,797,993
Morgan Stanley Bank NA:
SOFR + 0.78%, 6.00%, 7/16/2025 (a)	6,558,000	6,578,199
SOFR + 0.87%, 5.89%, 5/26/2028 (a) (c)	5,750,000	5,755,577
SOFR + 0.94%, 6.19%, 7/14/2028 (a)	10,000,000	10,020,500
Security Description	Principal Amount	Value
SOFR + 1.08%, 6.34%, 1/14/2028 (a)	$5,750,000	$5,785,650
SOFR + 1.17%, 6.34%, 10/30/2026 (a)	3,700,000	3,739,664
National Australia Bank Ltd.:
SOFR + 0.38%, 5.64%, 1/12/2025 (a) (b)	7,336,000	7,333,799
SOFR + 0.55%, 5.72%, 1/29/2026 (a) (b)	4,250,000	4,253,868
SOFR + 0.62%, 5.54%, 6/11/2027 (a) (b)	10,300,000	10,291,760
SOFR + 0.65%, 5.58%, 12/10/2025 (a) (b)	4,784,000	4,796,343
SOFR + 0.65%, 5.91%, 1/12/2027 (a) (b)	5,330,000	5,337,622
SOFR + 0.76%, 5.85%, 5/13/2025 (a) (b)	7,400,000	7,415,762
National Bank of Canada SOFR + 1.03%, 6.34%, 7/2/2027 (a)	3,500,000	3,510,535
NatWest Group PLC:
SOFR + 1.25%, 6.25%, 3/1/2028 (a)	2,570,000	2,582,002
SOFR + 1.30%, 6.37%, 11/15/2028 (a) (c)	9,000,000	9,053,640
NatWest Markets PLC:
SOFR + 0.76%, 5.63%, 9/29/2026 (a) (b)	2,535,000	2,530,082
SOFR + 0.90%, 5.96%, 5/17/2027 (a) (b)	4,325,000	4,332,050
SOFR + 1.14%, 6.20%, 5/17/2029 (a) (b)	3,245,000	3,251,360
SOFR + 1.45%, 6.32%, 3/22/2025 (a) (b)	4,226,000	4,246,200
NongHyup Bank SOFR + 0.80%, 6.03%, 7/22/2027 (a)	3,000,000	3,006,300
Nordea Bank Abp:
SOFR + 0.74%, 5.62%, 3/19/2027 (a) (b)	4,826,000	4,833,818
SOFR + 0.96%, 5.91%, 6/6/2025 (a) (b)	2,805,000	2,814,986
SOFR + 1.02%, 5.96%, 9/10/2029 (a) (b)	3,000,000	3,007,200
Royal Bank of Canada:
SOFR + 0.84%, 6.10%, 4/14/2025 (a)	4,616,000	4,625,370
Series GMTN, SOFR + 0.44%, 5.66%, 1/21/2025 (a)	4,762,000	4,763,524
Series GMTN, SOFR + 0.53%, 5.74%, 1/20/2026 (a)	3,955,000	3,954,209
Series GMTN, SOFR + 0.57%, 5.75%, 4/27/2026 (a)	4,058,000	4,056,945

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.59%, 5.73%, 11/2/2026 (a)	$2,890,000	$2,887,833
Series GMTN, SOFR + 0.71%, 5.93%, 1/21/2027 (a)	3,511,000	3,511,176
Series GMTN, SOFR + 0.79%, 6.01%, 7/23/2027 (a)	5,000,000	5,008,450
Series GMTN, SOFR + 0.95%, 6.17%, 1/19/2027 (a)	5,120,000	5,149,184
Series GMTN, SOFR + 1.08%, 6.30%, 7/20/2026 (a)	4,415,000	4,454,691
Series GMTN, SOFR + 1.08%, 6.34%, 1/12/2026 (a)	2,792,000	2,810,595
Shinhan Bank Co. Ltd. 3 mo. USD Term SOFR + 1.96%, 7.25%, 4/24/2025 (a)	300,000	302,304
Skandinaviska Enskilda Banken AB:
SOFR + 0.89%, 5.85%, 3/5/2027 (a) (b)	3,870,000	3,892,020
SOFR + 0.96%, 5.91%, 6/9/2025 (a) (b)	3,780,000	3,794,515
Societe Generale SA:
SOFR + 1.05%, 6.27%, 1/21/2026 (a) (b)	8,215,000	8,224,529
SOFR + 1.66%, 6.88%, 1/19/2028 (a) (b)	3,800,000	3,829,412
Standard Chartered PLC:
SOFR + 0.93%, 5.96%, 11/23/2025 (a) (b) (c)	5,066,000	5,067,773
SOFR + 1.17%, 6.25%, 5/14/2028 (a) (b)	4,750,000	4,761,590
SOFR + 1.74%, 6.61%, 3/30/2026 (a) (b)	5,697,000	5,723,947
SOFR + 1.93%, 7.23%, 7/6/2027 (a) (b)	5,675,000	5,763,984
SOFR + 2.03%, 7.14%, 2/8/2028 (a) (b)	3,800,000	3,880,674
Sumitomo Mitsui Financial Group, Inc.:
SOFR + 0.88%, 6.15%, 1/14/2027 (a)	4,933,000	4,959,342
SOFR + 1.17%, 6.47%, 7/9/2029 (a)	6,000,000	6,051,060
SOFR + 1.30%, 6.57%, 7/13/2026 (a)	3,650,000	3,692,924
SOFR + 1.43%, 6.70%, 1/13/2026 (a)	2,900,000	2,934,394
Sumitomo Mitsui Trust Bank Ltd.:
SOFR + 0.98%, 5.91%, 9/10/2027 (a) (b) (c)	7,500,000	7,543,200
Security Description	Principal Amount	Value
SOFR + 1.12%, 6.09%, 3/9/2026 (a) (b) (c)	$5,175,000	$5,214,485
SOFR + 1.15%, 6.06%, 9/14/2026 (a) (b)	5,300,000	5,351,993
Svenska Handelsbanken AB:
SOFR + 0.66%, 5.66%, 5/28/2027 (a) (b)	3,250,000	3,250,455
SOFR + 0.91%, 5.87%, 6/10/2025 (a) (b)	3,335,000	3,344,305
SOFR + 1.25%, 6.16%, 6/15/2026 (a) (b)	6,266,000	6,342,821
Swedbank AB:
SOFR + 0.91%, 6.21%, 4/4/2025 (a) (b)	4,304,000	4,313,899
SOFR + 1.38%, 6.29%, 6/15/2026 (a) (b)	4,100,000	4,154,448
Toronto-Dominion Bank:
SOFR + 0.59%, 5.53%, 9/10/2026 (a)	3,197,000	3,192,492
SOFR + 1.02%, 5.97%, 6/6/2025 (a)	4,093,000	4,105,115
Series GMTN, SOFR + 0.48%, 5.75%, 10/10/2025 (a)	4,750,000	4,747,388
Series GMTN, SOFR + 0.73%, 6.03%, 4/5/2027 (a) (c)	4,609,000	4,609,737
Series MTN, SOFR + 0.41%, 5.68%, 1/10/2025 (a)	4,365,000	4,365,829
Series MTN, SOFR + 1.08%, 6.31%, 7/17/2026 (a)	4,433,000	4,467,489
UBS AG:
SOFR + 0.47%, 5.73%, 1/13/2025 (a) (b)	3,433,000	3,433,309
SOFR + 0.93%, 5.85%, 9/11/2025 (a)	5,078,000	5,100,445
Series FRN, SOFR + 1.26%, 6.30%, 2/21/2025 (a)	3,102,000	3,110,189
UBS Group AG SOFR + 1.58%, 6.68%, 5/12/2026 (a) (b) (c)	6,050,000	6,089,990
United Overseas Bank Ltd. SOFR + 0.70%, 6.01%, 4/7/2025 (a) (b) (c)	3,640,000	3,645,278
Wells Fargo & Co.:
Series MTN, SOFR + 1.07%, 6.28%, 4/22/2028 (a)	11,092,000	11,137,477
Series MTN, SOFR + 1.32%, 6.51%, 4/25/2026 (a)	7,707,000	7,736,518
Wells Fargo Bank NA:
SOFR + 0.71%, 5.97%, 1/15/2026 (a)	4,225,000	4,233,070
SOFR + 0.80%, 5.95%, 8/1/2025 (a)	3,185,000	3,191,911
SOFR + 1.06%, 6.17%, 8/7/2026 (a)	4,625,000	4,658,994

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.07%, 5.99%, 12/11/2026 (a)	$5,450,000	$5,506,626
Westpac Banking Corp.:
SOFR + 0.30%, 5.36%, 11/18/2024 (a)	7,018,000	7,018,070
SOFR + 0.42%, 5.66%, 4/16/2026 (a)	8,500,000	8,495,070
SOFR + 0.52%, 5.50%, 6/3/2026 (a)	4,432,000	4,432,133
SOFR + 0.72%, 5.78%, 11/17/2025 (a)	6,619,000	6,640,512
SOFR + 0.81%, 6.06%, 4/16/2029 (a) (c)	8,000,000	8,008,880
SOFR + 1.00%, 6.01%, 8/26/2025 (a)	6,029,000	6,059,085
		1,060,460,645
BEVERAGES — 0.4%
Keurig Dr. Pepper, Inc. SOFR + 0.88%, 5.79%, 3/15/2027 (a)	3,394,000	3,422,815
Pepsico Singapore Financing I Pte. Ltd. SOFR + 0.56%, 5.62%, 2/16/2027 (a)	3,000,000	2,998,500
PepsiCo, Inc. SOFR + 0.40%, 5.49%, 2/13/2026 (a)	3,699,000	3,703,143
		10,124,458
DIVERSIFIED FINANCIAL SERVICES — 2.0%
American Express Co.:
SOFR + 0.65%, 5.79%, 11/4/2026 (a)	5,091,000	5,084,891
SOFR + 0.75%, 5.95%, 4/23/2027 (a)	3,155,000	3,154,685
SOFR + 0.76%, 5.85%, 2/13/2026 (a)	2,768,000	2,775,501
SOFR + 0.93%, 5.91%, 3/4/2025 (a)	5,026,000	5,030,724
SOFR + 0.93%, 6.11%, 7/26/2028 (a) (c)	6,000,000	6,028,020
SOFR + 0.97%, 6.15%, 7/28/2027 (a)	2,949,000	2,956,137
SOFR + 1.00%, 6.06%, 2/16/2028 (a)	3,231,000	3,238,464
SOFR + 1.35%, 6.51%, 10/30/2026 (a)	3,035,000	3,056,154
Charles Schwab Corp.:
SOFR + 0.52%, 5.61%, 5/13/2026 (a)	5,420,000	5,419,512
SOFR + 1.05%, 6.03%, 3/3/2027 (a)	4,971,000	4,995,358
Nomura Holdings, Inc. SOFR + 1.25%, 6.59%, 7/2/2027 (a)	5,250,000	5,283,022
		47,022,468
Security Description	Principal Amount	Value
ELECTRIC — 0.7%
National Rural Utilities Cooperative Finance Corp.:
SOFR + 0.82%, 5.73%, 9/16/2027 (a)	$3,000,000	$3,012,000
Series GMTN, SOFR + 0.80%, 5.94%, 2/5/2027 (a)	4,790,000	4,796,658
NextEra Energy Capital Holdings, Inc. SOFR + 0.76%, 5.93%, 1/29/2026 (a)	5,935,000	5,955,238
Pinnacle West Capital Corp. SOFR + 0.82%, 5.76%, 6/10/2026 (a)	3,500,000	3,479,735
		17,243,631
HEALTH CARE PRODUCTS — 0.0% (d)
Baxter International, Inc. SOFR + 0.44%, 5.44%, 11/29/2024 (a)	251,000	250,654
HEALTH CARE SERVICES — 0.7%
Roche Holdings, Inc.:
SOFR + 0.56%, 5.50%, 3/10/2025 (a) (b)	7,968,000	7,982,661
SOFR + 0.74%, 5.83%, 11/13/2026 (a) (b) (c)	2,750,000	2,773,595
UnitedHealth Group, Inc. SOFR + 0.50%, 5.73%, 7/15/2026 (a)	5,150,000	5,163,287
		15,919,543
INSURANCE — 5.5%
Athene Global Funding:
SOFR + 0.72%, 6.01%, 1/7/2025 (a) (b)	3,720,000	3,720,930
SOFR + 0.85%, 5.96%, 5/8/2026 (a) (b)	2,410,000	2,404,602
SOFR + 1.03%, 6.04%, 8/27/2026 (a) (b)	4,500,000	4,502,970
SOFR + 1.21%, 6.08%, 3/25/2027 (a) (b)	3,750,000	3,761,363
Corebridge Global Funding SOFR + 1.30%, 6.17%, 9/25/2026 (a) (b)	1,959,000	1,977,904
GA Global Funding Trust SOFR + 1.36%, 6.62%, 4/11/2025 (a) (b)	2,930,000	2,940,841
MassMutual Global Funding II:
SOFR + 0.27%, 5.49%, 10/21/2024 (a) (b)	2,105,000	2,104,916
SOFR + 0.74%, 6.02%, 4/9/2027 (a) (b)	4,304,000	4,304,818
SOFR + 0.77%, 5.94%, 1/29/2027 (a) (b)	3,224,000	3,230,222

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.87%, 5.74%, 3/21/2025 (a) (b)	$50,000	$50,130
SOFR + 0.98%, 6.25%, 7/10/2026 (a) (b)	5,082,000	5,115,389
Metropolitan Life Global Funding I:
SOFR + 0.70%, 5.62%, 6/11/2027 (a) (b)	4,820,000	4,827,423
SOFR + 0.91%, 5.78%, 3/21/2025 (a) (b)	5,399,000	5,413,415
New York Life Global Funding:
SOFR + 0.33%, 5.59%, 1/14/2025 (a) (b)	7,170,000	7,171,219
SOFR + 0.48%, 5.43%, 6/9/2026 (a) (b)	6,824,000	6,827,071
SOFR + 0.58%, 5.83%, 1/16/2026 (a) (b)	6,750,000	6,772,072
SOFR + 0.61%, 5.83%, 4/21/2025 (a) (b)	1,755,000	1,757,211
SOFR + 0.65%, 5.79%, 5/2/2025 (a) (b)	3,512,000	3,518,251
SOFR + 0.67%, 5.98%, 4/2/2027 (a) (b)	5,000,000	5,001,800
SOFR + 0.70%, 5.61%, 6/13/2025 (a) (b)	1,135,000	1,137,088
SOFR + 0.93%, 6.24%, 4/2/2026 (a) (b)	7,825,000	7,878,523
Northwestern Mutual Global Funding SOFR + 0.70%, 5.61%, 6/13/2025 (a) (b)	2,741,000	2,745,331
Pacific Life Global Funding II:
SOFR + 0.40%, 5.58%, 1/27/2025 (a) (b)	2,880,000	2,880,720
SOFR + 0.62%, 5.60%, 6/4/2026 (a) (b)	6,184,000	6,183,938
SOFR + 0.80%, 5.67%, 3/30/2025 (a) (b)	4,412,000	4,420,427
SOFR + 0.85%, 5.99%, 2/5/2027 (a) (b)	5,000,000	5,016,950
SOFR + 0.86%, 5.77%, 6/16/2025 (a) (b)	6,865,000	6,882,368
SOFR + 1.05%, 6.23%, 7/28/2026 (a) (b)	3,342,000	3,365,127
Principal Life Global Funding II SOFR + 0.90%, 5.90%, 8/28/2025 (a) (b)	1,950,000	1,957,488
Protective Life Global Funding:
SOFR + 0.70%, 5.97%, 4/10/2026 (a) (b)	2,050,000	2,054,838
SOFR + 0.98%, 5.85%, 3/28/2025 (a) (b)	7,765,000	7,786,276
SOFR + 1.05%, 5.97%, 12/11/2024 (a) (b)	1,200,000	1,201,128
		128,912,749
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 1.0%
Caterpillar Financial Services Corp.:
SOFR + 0.69%, 5.86%, 10/16/2026 (a)	$8,000,000	$8,030,320
Series MTN, SOFR + 0.46%, 5.47%, 2/27/2026 (a)	5,392,000	5,391,245
Series MTN, SOFR + 0.46%, 5.55%, 8/11/2025 (a)	2,890,000	2,891,590
Series MTN, SOFR + 0.52%, 5.43%, 6/13/2025 (a)	4,492,000	4,496,896
Series MTN, SOFR + 0.52%, 5.60%, 5/14/2027 (a)	3,436,000	3,436,481
		24,246,532
MACHINERY-DIVERSIFIED — 1.6%
John Deere Capital Corp.:
SOFR + 0.68%, 5.80%, 7/15/2027 (a)	4,000,000	4,011,920
Series MTN, SOFR + 0.44%, 5.42%, 3/6/2026 (a)	4,794,000	4,798,554
Series MTN, SOFR + 0.48%, 5.71%, 10/22/2025 (a)	1,710,000	1,710,855
Series MTN, SOFR + 0.50%, 5.83%, 7/3/2025 (a)	4,923,000	4,933,388
Series MTN, SOFR + 0.56%, 5.54%, 3/7/2025 (a)	3,656,000	3,658,303
Series MTN, SOFR + 0.57%, 5.57%, 3/3/2026 (a)	4,762,000	4,767,381
Series MTN, SOFR + 0.60%, 5.52%, 6/11/2027 (a)	6,000,000	6,000,420
Series MTN, SOFR + 0.60%, 5.85%, 4/19/2027 (a)	3,402,000	3,412,887
Series MTN, SOFR + 0.79%, 5.77%, 6/8/2026 (a)	4,599,000	4,626,456
		37,920,164
MINING — 0.2%
Glencore Funding LLC SOFR + 1.06%, 6.36%, 4/4/2027 (a) (b)	3,681,000	3,683,098
MISCELLANEOUS MANUFACTURER — 0.4%
General Electric Co. Series MTN, 3 mo. USD Term SOFR + 0.64%, 5.88%, 5/5/2026 (a)	10,025,000	10,041,240
MULTI-NATIONAL — 4.0%
European Bank for Reconstruction & Development:
SOFR + 0.30%, 5.36%, 2/16/2029 (a)	18,500,000	18,471,880

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 0.33%, 5.40%, 2/20/2028 (a)	$18,840,000	$18,859,405
Inter-American Development Bank SOFR + 0.30%, 5.40%, 2/15/2029 (a)	22,000,000	21,982,180
International Bank for Reconstruction & Development:
SOFR + 0.28%, 5.33%, 2/23/2027 (a)	19,500,000	19,522,425
SOFR + 0.29%, 5.35%, 11/22/2028 (a)	14,000,000	13,989,500
		92,825,390
PHARMACEUTICALS — 0.2%
Bristol-Myers Squibb Co. SOFR + 0.49%, 5.54%, 2/20/2026 (a)	5,054,000	5,066,281
PIPELINES — 0.2%
TransCanada PipeLines Ltd. SOFR + 1.52%, 6.47%, 3/9/2026 (a)	3,975,000	3,977,425
REAL ESTATE INVESTMENT TRUSTS — 0.5%
Public Storage Operating Co.:
SOFR + 0.60%, 5.79%, 7/25/2025 (a) (c)	3,917,000	3,920,643
SOFR + 0.70%, 5.95%, 4/16/2027 (a)	7,316,000	7,345,483
		11,266,126
SAVINGS & LOANS — 0.2%
Nationwide Building Society SOFR + 1.29%, 6.35%, 2/16/2028 (a) (b)	3,981,000	4,002,537
TELECOMMUNICATIONS — 0.6%
Verizon Communications, Inc.:
3 mo. USD Term SOFR + 1.36%, 6.48%, 5/15/2025 (a)	3,914,000	3,931,652
SOFR + 0.79%, 5.66%, 3/20/2026 (a)	10,734,000	10,774,360
		14,706,012
TOTAL CORPORATE BONDS & NOTES (Cost $1,675,958,070)		1,680,559,013
FOREIGN GOVERNMENT OBLIGATIONS — 26.5%
ANZ New Zealand International Ltd. SOFR + 0.60%, 5.66%, 2/18/2025 (a) (b)	5,355,000	5,359,927
Security Description	Principal Amount	Value
Asian Development Bank:
Series GMTN, SOFR + 0.30%, 5.20%, 6/20/2028 (a)	$14,000,000	$14,000,280
Series GMTN, SOFR + 1.00%, 5.92%, 6/16/2026 (a)	15,310,000	15,516,532
Series GMTN, SOFR + 1.00%, 6.03%, 8/27/2026 (a)	14,050,000	14,258,361
Series GMTN, SOFR + 1.00%, 6.31%, 4/6/2027 (a)	14,750,000	15,010,927
Asian Infrastructure Investment Bank:
SOFR + 0.22%, 5.49%, 4/15/2026 (a) (b) (c)	4,500,000	4,497,345
SOFR + 0.62%, 5.71%, 8/16/2027 (a) (b)	8,750,000	8,827,788
BNG Bank NV SOFR + 1.00%, 6.15%, 8/5/2026 (a) (b)	5,000,000	5,062,512
CDP Financial, Inc. SOFR + 0.40%, 5.48%, 5/19/2025 (a) (b)	15,500,000	15,518,321
Cooperatieve Rabobank UA:
SOFR + 0.38%, 5.65%, 1/10/2025 (a)	4,024,000	4,023,115
SOFR + 0.90%, 6.20%, 10/5/2026 (a)	3,250,000	3,268,428
Series MTN, SOFR + 0.70%, 5.92%, 7/18/2025 (a)	7,675,000	7,693,881
CPPIB Capital, Inc.:
SOFR + 1.25%, 6.20%, 3/11/2026 (a) (b)	17,800,000	18,040,690
SOFR + 1.25%, 6.58%, 4/4/2025 (a) (b)	9,150,000	9,198,018
European Bank for Reconstruction & Development Series GMTN, SOFR + 0.19%, 5.45%, 4/14/2026 (a) (c)	27,230,000	27,220,742
European Investment Bank:
SOFR + 0.32%, 5.42%, 8/14/2029 (a)	15,025,000	15,043,180
SOFR + 1.00%, 6.04%, 5/21/2028 (a) (b)	10,850,000	11,112,462
SOFR + 1.00%, 6.22%, 1/21/2026 (a) (b)	11,400,000	11,520,270
Export Development Canada SOFR + 0.33%, 5.50%, 8/1/2028 (a)	11,000,000	11,007,718
Export-Import Bank of Korea SOFR + 0.82%, 5.76%, 9/11/2029 (a)	5,000,000	5,021,952

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Industrial Bank of Korea SOFR + 0.62%, 5.48%, 9/30/2027 (a) (b)	$3,000,000	$3,001,973
Inter-American Development Bank:
SOFR + 0.17%, 5.09%, 9/16/2026 (a)	19,994,000	19,985,603
SOFR + 0.28%, 5.56%, 4/12/2027 (a)	18,650,000	18,661,936
SOFR + 0.35%, 5.67%, 10/5/2028 (a)	6,500,000	6,509,425
SOFR + 0.35%, 5.68%, 10/4/2027 (a)	16,050,000	16,087,878
SOFR + 0.37%, 5.54%, 8/1/2029 (a)	14,000,000	14,012,460
Series GMTN, SOFR + 0.20%, 5.32%, 2/10/2026 (a)	19,735,000	19,736,973
Series GMTN, SOFR + 0.25%, 5.41%, 2/4/2025 (a)	9,000,000	9,002,700
Series GMTN, SOFR + 0.27%, 5.17%, 3/20/2028 (a)	16,753,000	16,729,713
International Bank for Reconstruction & Development:
SOFR + 0.18%, 5.10%, 6/15/2026 (a)	10,840,000	10,838,157
SOFR + 0.27%, 5.19%, 6/15/2027 (a)	15,275,000	15,288,442
SOFR + 0.30%, 5.40%, 5/15/2028 (a)	22,000,000	22,011,220
SOFR + 0.31%, 5.20%, 9/23/2026 (a)	26,450,000	26,513,744
SOFR + 0.31%, 5.22%, 9/18/2025 (a)	22,700,000	22,737,001
SOFR + 0.37%, 5.65%, 1/12/2027 (a)	37,035,000	37,153,882
SOFR + 0.43%, 5.51%, 8/19/2027 (a)	37,816,000	38,013,778
International Finance Corp.:
SOFR + 0.28%, 5.20%, 3/16/2026 (a)	11,794,000	11,814,286
SOFR + 0.31%, 5.33%, 8/28/2028 (a)	9,800,000	9,803,528
Kommunalbanken AS:
SOFR + 0.40%, 5.40%, 3/3/2028 (a) (b)	5,000,000	5,005,636
SOFR + 1.00%, 5.92%, 6/17/2026 (a) (b)	20,550,000	20,785,466
Korea Development Bank SOFR + 0.70%, 5.92%, 10/23/2026 (a)	3,050,000	3,059,179
Korea National Oil Corp.:
SOFR + 0.83%, 6.16%, 4/3/2027 (a)	9,000,000	9,027,662
Security Description	Principal Amount	Value
SOFR + 1.08%, 6.18%, 11/14/2026 (a)	$1,000,000	$1,008,063
National Australia Bank Ltd. SOFR + 0.86%, 5.80%, 6/9/2025 (a) (b)	5,367,000	5,378,110
Nordic Investment Bank SOFR + 1.00%, 6.12%, 5/12/2026 (a) (c)	13,650,000	13,822,945
PSP Capital, Inc. SOFR + 0.24%, 5.24%, 3/3/2025 (a) (b)	11,628,000	11,630,786
Svensk Exportkredit AB Series GMTN, SOFR + 1.00%, 6.16%, 8/3/2026 (a)	14,540,000	14,705,896
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $623,070,203)		623,528,891
	Shares
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (e) (f)	12,499,658	12,499,658
State Street Navigator Securities Lending Portfolio II (g) (h)	25,723,743	25,723,743
TOTAL SHORT-TERM INVESTMENTS (Cost $38,223,401)		38,223,401
TOTAL INVESTMENTS — 99.7% (Cost $2,337,251,674)		2,342,311,305
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		5,874,830
NET ASSETS — 100.0%		$2,348,186,135
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 31.8% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2024.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2024.

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
FRN	Floating Rate Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,680,559,013	$—	$1,680,559,013
Foreign Government Obligations	—	623,528,891	—	623,528,891
Short-Term Investments	38,223,401	—	—	38,223,401
TOTAL INVESTMENTS	$38,223,401	$2,304,087,904	$—	$2,342,311,305

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	28,231,117	$28,239,586	$131,212,142	$159,451,729	$1,165	$(1,164)	—	$—	$196,218
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	28,132,327	15,632,669	—	—	12,499,658	12,499,658	44,702
State Street Navigator Securities Lending Portfolio II	17,109,020	17,109,020	39,088,923	30,474,200	—	—	25,723,743	25,723,743	11,576
Total		$45,348,606	$198,433,392	$205,558,598	$1,165	$(1,164)		$38,223,401	$252,496
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
ADVERTISING — 1.0%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$5,462,000	$5,189,337
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	11,082,000	10,894,271
7.50%, 6/1/2029 (a)	2,896,000	2,491,574
7.75%, 4/15/2028 (a) (b)	6,372,000	5,700,200
9.00%, 9/15/2028 (a) (b)	5,092,000	5,413,458
CMG Media Corp. 8.88%, 12/15/2027 (a)	5,356,000	3,179,054
Lamar Media Corp.:
3.75%, 2/15/2028	6,486,000	6,233,435
4.88%, 1/15/2029	400,000	395,232
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	2,423,000	2,307,762
5.00%, 8/15/2027 (a) (b)	2,213,000	2,198,726
Stagwell Global LLC 5.63%, 8/15/2029 (a)	2,116,000	2,049,007
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a) (b)	4,313,000	4,261,028
		50,313,084
AEROSPACE & DEFENSE — 1.9%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a) (b)	3,221,000	3,349,099
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	5,320,000	5,352,878
7.13%, 6/15/2026 (a)	68,000	69,106
7.50%, 2/1/2029 (a) (b)	2,630,000	2,781,567
7.88%, 4/15/2027 (a)	722,000	723,993
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a) (b)	3,217,000	3,213,333
Moog, Inc. 4.25%, 12/15/2027 (a)	5,714,500	5,557,580
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	1,300,000	1,241,734
TransDigm, Inc.:
4.63%, 1/15/2029	16,024,000	15,489,439
4.88%, 5/1/2029 (b)	3,125,000	3,042,437
5.50%, 11/15/2027	12,788,000	12,745,032
6.38%, 3/1/2029 (a)	12,601,000	12,996,419
6.75%, 8/15/2028 (a)	14,841,000	15,289,198
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	9,307,000	9,741,730
		91,593,545
AGRICULTURE — 0.3%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a) (b)	4,434,500	4,411,308
Security Description	Principal Amount	Value
Vector Group Ltd.:
5.75%, 2/1/2029 (a)	$6,315,000	$6,406,883
10.50%, 11/1/2026 (a)	3,057,000	3,093,256
		13,911,447
AIRLINES — 2.3%
Air Canada 3.88%, 8/15/2026 (a)	9,779,000	9,523,475
Allegiant Travel Co. 7.25%, 8/15/2027 (a) (b)	4,906,000	4,851,838
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	8,236,000	8,151,499
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	6,589,000	6,742,721
8.50%, 5/15/2029 (a)	3,282,000	3,479,937
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	11,159,384	11,126,464
5.75%, 4/20/2029 (a)	20,683,000	20,656,112
Avianca Midco 2 PLC:
9.00%, 12/1/2028 (a) (b)	5,410,000	5,413,192
9.00%, 12/1/2028 (a)	2,919,000	2,911,702
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 11.00%, 4/15/2029 (a) (b)	6,021,146	6,043,846
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/2025 (a) (b)	5,947,615	3,262,734
United Airlines Holdings, Inc. 4.88%, 1/15/2025	6,721,000	6,702,181
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	12,335,000	12,149,112
4.63%, 4/15/2029 (a)	9,321,000	9,005,857
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
7.88%, 5/1/2027 (a) (b)	2,541,000	2,483,370
9.50%, 6/1/2028 (a) (b)	799,000	780,120
		113,284,160
APPAREL — 0.4%
Crocs, Inc. 4.25%, 3/15/2029 (a)	1,008,000	952,862
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	7,182,000	7,116,787
Under Armour, Inc. 3.25%, 6/15/2026	3,099,000	3,004,450
VF Corp.:
2.80%, 4/23/2027	1,944,000	1,843,534
2.95%, 4/23/2030	2,685,000	2,356,625
William Carter Co. 5.63%, 3/15/2027 (a)	4,217,000	4,205,909
		19,480,167

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.6%
Allison Transmission, Inc.:
4.75%, 10/1/2027 (a) (b)	$2,361,000	$2,321,500
5.88%, 6/1/2029 (a)	1,000	1,007
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a) (b)	6,900,000	6,809,265
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	1,667,000	1,631,076
5.88%, 1/15/2028 (a)	1,237,000	1,233,920
7.75%, 10/15/2025 (a) (b)	8,229,000	8,233,032
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	5,394,000	5,490,445
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,511,000	2,305,801
		28,026,046
AUTO PARTS & EQUIPMENT — 1.9%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a) (b)	6,690,000	6,624,371
7.00%, 4/15/2028 (a)	2,839,000	2,925,107
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	1,027,000	940,260
6.50%, 4/1/2027 (b)	1,442,000	1,446,773
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	6,550,000	6,550,786
6.75%, 5/15/2028 (a)	5,906,000	6,088,141
8.50%, 5/15/2027 (a)	6,926,500	6,957,946
Dana, Inc.:
5.38%, 11/15/2027	1,836,000	1,823,754
5.63%, 6/15/2028	3,850,000	3,778,082
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	5,516,000	5,391,945
5.00%, 5/31/2026 (b)	4,740,000	4,666,388
5.00%, 7/15/2029 (b)	5,609,000	5,152,371
9.50%, 5/31/2025	3,290,000	3,298,784
Phinia, Inc. 6.75%, 4/15/2029 (a)	4,931,000	5,099,443
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	5,875,000	5,100,910
Tenneco, Inc. 8.00%, 11/17/2028 (a)	12,543,000	11,589,607
Titan International, Inc. 7.00%, 4/30/2028	2,528,000	2,513,287
ZF North America Capital, Inc.:
4.75%, 4/29/2025 (a)	11,837,000	11,739,463
6.88%, 4/14/2028 (a)	150,000	151,568
		91,838,986
BANKS — 0.4%
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	2,471,000	2,476,214
7.63%, 5/1/2026 (a)	1,060,000	1,070,345
12.00%, 10/1/2028 (a)	7,315,000	7,996,100
Security Description	Principal Amount	Value
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	$6,813,000	$6,865,324
		18,407,983
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	1,997,000	1,914,184
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	4,718,000	4,711,206
		6,625,390
BIOTECHNOLOGY — 0.0% (c)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	1,896,000	1,446,212
CHEMICALS — 2.2%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	4,950,000	2,478,118
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a) (b)	4,767,000	4,458,956
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	529,000	525,033
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a) (b)	3,448,000	3,625,158
Chemours Co.:
5.38%, 5/15/2027 (b)	4,918,000	4,813,738
5.75%, 11/15/2028 (a)	2,990,000	2,837,779
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	4,049,000	3,418,287
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	459,000	437,418
Herens Holdco SARL 4.75%, 5/15/2028 (a)	2,736,000	2,392,988
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	4,170,000	4,211,366
INEOS Finance PLC:
6.75%, 5/15/2028 (a) (b)	5,279,000	5,338,653
7.50%, 4/15/2029 (a) (b)	45,000	47,038
INEOS Quattro Finance 2 PLC:
3.38%, 1/15/2026 (a)	621,000	604,444
9.63%, 3/15/2029 (a) (b)	3,452,000	3,693,605
Ingevity Corp. 3.88%, 11/1/2028 (a)	4,455,000	4,177,632
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	5,511,000	4,805,812
Mativ Holdings, Inc.:
6.88%, 10/1/2026 (a)	1,287,000	1,287,000
8.00%, 10/1/2029 (a) (d)	1,350,000	1,375,488
Methanex Corp. 5.13%, 10/15/2027	4,153,000	4,108,148
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	1,876,000	1,826,849

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Olin Corp.:
5.13%, 9/15/2027	$7,013,000	$6,971,764
5.63%, 8/1/2029	2,100,000	2,106,426
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a) (b)	6,046,000	5,770,665
9.75%, 11/15/2028 (a)	6,417,000	6,852,778
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	500,000	539,880
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	4,399,571	4,347,128
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a) (b)	6,138,000	5,928,817
6.63%, 5/1/2029 (a)	1,123,000	1,081,483
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	1,050,000	1,006,478
SNF Group SACA 3.13%, 3/15/2027 (a)	215,000	204,504
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.13%, 4/1/2029 (a)	555,000	261,227
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	7,796,000	7,277,722
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	4,753,700	4,684,011
5.63%, 8/15/2029 (a)	4,203,000	3,947,710
		107,444,103
COAL — 0.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	2,201,000	2,340,235
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a) (d)	810,000	832,486
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	7,434,000	6,751,707
		9,924,428
COMMERCIAL SERVICES — 6.0%
ADT Security Corp. 4.13%, 8/1/2029 (a)	2,803,000	2,677,033
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a) (b)	2,397,000	2,373,629
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	2,366,000	2,375,369
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	4,109,000	4,218,464
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	4,571,000	4,075,595
9.75%, 7/15/2027 (a)	7,969,000	7,982,308
Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	$16,468,000	$15,465,800
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	5,181,000	4,639,845
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a) (b)	1,568,000	1,466,676
4.63%, 10/1/2027 (a) (b)	6,978,000	6,827,205
APX Group, Inc.:
5.75%, 7/15/2029 (a) (b)	3,620,000	3,583,583
6.75%, 2/15/2027 (a) (b)	5,614,000	5,629,439
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.38%, 3/1/2029 (a) (b)	5,812,000	5,433,697
5.75%, 7/15/2027 (a)	5,606,000	5,551,622
8.25%, 1/15/2030 (a) (b)	2,150,000	2,200,009
Block, Inc. 2.75%, 6/1/2026	3,773,000	3,656,829
Brink's Co.:
4.63%, 10/15/2027 (a) (b)	4,958,000	4,885,514
6.50%, 6/15/2029 (a)	2,018,000	2,090,466
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	3,968,000	3,681,391
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	6,557,000	6,681,845
CoreCivic, Inc. 8.25%, 4/15/2029 (b)	1,989,000	2,106,590
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	4,308,000	4,071,749
Deluxe Corp. 8.00%, 6/1/2029 (a)	267,000	253,250
Garda World Security Corp.:
4.63%, 2/15/2027 (a) (b)	3,002,000	2,947,514
6.00%, 6/1/2029 (a) (b)	2,260,000	2,171,860
7.75%, 2/15/2028 (a)	113,000	117,406
9.50%, 11/1/2027 (a) (b)	2,713,154	2,714,266
GEO Group, Inc. 8.63%, 4/15/2029	5,473,000	5,690,059
Graham Holdings Co. 5.75%, 6/1/2026 (a)	3,745,000	3,748,633
Grand Canyon University 4.13%, 10/1/2024	10,403,000	10,403,000
Herc Holdings, Inc.:
5.50%, 7/15/2027 (a) (b)	4,020,000	4,015,779
6.63%, 6/15/2029 (a) (b)	7,128,000	7,385,606
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	4,109,000	3,236,372
12.63%, 7/15/2029 (a) (b)	3,652,000	3,983,346
Korn Ferry 4.63%, 12/15/2027 (a)	2,417,000	2,365,155
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	4,769,000	4,582,008

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MPH Acquisition Holdings LLC 5.50%, 9/1/2028 (a) (b)	$14,603,000	$10,534,312
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	17,860,000	17,484,404
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	5,022,000	4,627,673
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	3,466,000	3,300,429
5.75%, 4/15/2026 (a)	10,905,000	10,960,070
6.25%, 1/15/2028 (a) (b)	10,019,000	10,020,603
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	7,849,000	7,909,830
10.88%, 8/1/2029 (a)	3,350,000	3,245,413
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a) (b)	7,402,000	7,283,864
11.25%, 12/15/2027 (a) (b)	4,278,000	4,444,457
Service Corp. International:
3.38%, 8/15/2030 (b)	4,410,000	3,993,740
4.63%, 12/15/2027	1,652,000	1,628,459
5.13%, 6/1/2029 (b)	2,276,000	2,271,334
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	3,975,000	3,933,302
Sotheby's 7.38%, 10/15/2027 (a)	5,434,000	5,229,410
StoneMor, Inc. 8.50%, 5/15/2029 (a)	2,166,000	1,932,960
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	2,457,000	2,277,614
United Rentals North America, Inc.:
3.88%, 11/15/2027 (b)	3,237,000	3,156,593
4.88%, 1/15/2028 (b)	10,121,000	10,055,517
5.50%, 5/15/2027	5,435,000	5,441,522
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	250,000	246,665
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a) (b)	5,506,000	5,479,516
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	343,000	333,496
6.13%, 6/15/2025 (a)	4,535,000	4,535,454
6.63%, 6/15/2029 (a)	4,142,000	4,267,213
WW International, Inc. 4.50%, 4/15/2029 (a)	1,171,000	262,901
		290,145,663
COMPUTERS — 1.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	4,108,200	3,975,628
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	3,827,000	3,541,276
NCR Voyix Corp.:
5.00%, 10/1/2028 (a) (b)	5,692,000	5,584,763
5.13%, 4/15/2029 (a)	6,381,000	6,241,256
Security Description	Principal Amount	Value
Science Applications International Corp. 4.88%, 4/1/2028 (a)	$809,000	$792,594
Seagate HDD Cayman:
4.09%, 6/1/2029	320,000	307,190
4.75%, 1/1/2025	7,541,000	7,510,836
4.88%, 6/1/2027	4,753,000	4,740,405
Unisys Corp. 6.88%, 11/1/2027 (a)	2,846,000	2,746,390
Virtusa Corp. 7.13%, 12/15/2028 (a) (b)	1,386,000	1,313,803
Western Digital Corp. 4.75%, 2/15/2026	14,640,000	14,552,453
		51,306,594
CONSTRUCTION MATERIALS — 1.4%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	1,318,000	822,168
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	4,557,000	4,764,845
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	3,942,000	3,991,866
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	3,448,000	3,542,717
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	3,197,000	2,958,376
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	5,246,000	5,300,191
Griffon Corp. 5.75%, 3/1/2028	7,254,000	7,154,475
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,187,000	2,166,508
JELD-WEN, Inc. 4.88%, 12/15/2027 (a) (b)	6,855,000	6,710,634
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	252,000	239,466
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	2,858,000	2,793,323
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	8,815,000	8,862,513
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	5,509,000	5,396,010
5.00%, 2/15/2027 (a)	7,488,000	7,432,813
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	3,526,000	3,492,997
		65,628,902
DISTRIBUTION & WHOLESALE — 0.5%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a) (b)	6,557,000	6,311,113

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	$4,015,000	$4,027,607
Gates Corp. 6.88%, 7/1/2029 (a)	2,950,000	3,056,289
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	4,725,000	4,433,798
Ritchie Bros Holdings, Inc. 6.75%, 3/15/2028 (a)	3,742,000	3,870,837
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	2,913,000	3,032,054
		24,731,698
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AG Issuer LLC 6.25%, 3/1/2028 (a)	2,825,000	2,770,082
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	1,406,000	1,440,616
Ally Financial, Inc. 5.75%, 11/20/2025 (b)	4,403,000	4,423,870
Aretec Group, Inc.:
7.50%, 4/1/2029 (a) (b)	2,932,000	2,785,840
10.00%, 8/15/2030 (a) (b)	472,000	502,883
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a) (b)	5,856,000	6,191,900
Burford Capital Global Finance LLC 6.25%, 4/15/2028 (a)	352,000	351,472
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	1,474,000	1,480,913
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	5,636,000	5,070,146
Credit Acceptance Corp.:
6.63%, 3/15/2026 (b)	2,501,000	2,500,925
9.25%, 12/15/2028 (a)	4,875,000	5,217,274
Encore Capital Group, Inc. 9.25%, 4/1/2029 (a)	2,247,000	2,420,266
Enova International, Inc.:
9.13%, 8/1/2029 (a)	1,317,000	1,351,690
11.25%, 12/15/2028 (a)	3,067,000	3,305,613
Freedom Mortgage Holdings LLC 9.25%, 2/1/2029 (a)	6,897,000	7,174,811
GGAM Finance Ltd.:
7.75%, 5/15/2026 (a)	2,086,000	2,136,711
8.00%, 2/15/2027 (a)	4,871,000	5,092,290
8.00%, 6/15/2028 (a) (b)	4,980,000	5,341,349
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a) (b)	7,139,000	7,248,655
goeasy Ltd.:
7.63%, 7/1/2029 (a)	3,889,000	4,029,898
9.25%, 12/1/2028 (a)	6,757,000	7,286,952
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	6,099,000	5,803,991
Jefferson Capital Holdings LLC 9.50%, 2/15/2029 (a)	2,233,000	2,387,099
Security Description	Principal Amount	Value
LD Holdings Group LLC 6.13%, 4/1/2028 (a) (b)	$1,752,000	$1,545,877
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/2029 (a)	935,000	973,578
8.13%, 3/30/2029 (a)	927,000	985,522
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	6,872,000	6,664,740
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a) (b)	1,599,000	1,591,357
5.50%, 8/15/2028 (a) (b)	5,240,000	5,191,320
6.50%, 8/1/2029 (a)	8,062,000	8,202,279
Navient Corp.:
4.88%, 3/15/2028	4,223,000	4,083,134
5.00%, 3/15/2027 (b)	3,607,000	3,576,052
5.50%, 3/15/2029 (b)	4,019,000	3,899,073
5.88%, 10/25/2024	8,382,000	8,372,445
6.75%, 6/25/2025	3,460,660	3,482,877
6.75%, 6/15/2026	2,718,000	2,779,291
OneMain Finance Corp.:
3.50%, 1/15/2027	1,309,000	1,250,880
3.88%, 9/15/2028	4,587,000	4,254,442
6.63%, 1/15/2028 (b)	7,299,000	7,435,564
7.13%, 3/15/2026	11,913,000	12,170,678
9.00%, 1/15/2029	2,168,000	2,296,931
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	4,142,000	4,212,580
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	1,139,000	1,132,189
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	531,000	506,871
5.38%, 10/15/2025 (a) (b)	1,055,000	1,053,871
7.13%, 11/15/2030 (a)	4,500,000	4,662,540
PHH Mortgage Corp. 7.88%, 3/15/2026 (a) (b)	3,210,000	3,225,922
PRA Group, Inc.:
5.00%, 10/1/2029 (a) (b)	4,569,000	4,206,496
8.38%, 2/1/2028 (a) (b)	2,127,000	2,207,082
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	1,700,000	1,732,096
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	2,345,000	2,251,880
3.63%, 3/1/2029 (a)	5,143,000	4,838,997
SLM Corp. 4.20%, 10/29/2025	3,481,000	3,443,440
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	4,506,000	4,509,289
5.50%, 4/15/2029 (a)	486,000	473,320

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 6/15/2027 (a)	$5,827,000	$5,793,203
		209,321,062
ELECTRIC — 2.4%
AES Corp. 5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (b) (e)	761,000	800,991
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	2,306,000	2,286,883
Calpine Corp.:
4.50%, 2/15/2028 (a)	12,917,000	12,610,092
4.63%, 2/1/2029 (a)	1,308,000	1,263,214
5.13%, 3/15/2028 (a)	2,960,000	2,916,902
5.25%, 6/1/2026 (a)	6,265,000	6,246,581
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	8,178,000	8,026,625
DPL, Inc.:
4.13%, 7/1/2025	1,921,000	1,902,251
4.35%, 4/15/2029	5,256,000	5,004,448
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a) (b)	4,979,000	4,848,700
4.50%, 9/15/2027 (a)	4,131,000	4,036,111
7.25%, 1/15/2029 (a) (b)	5,942,000	6,263,224
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	3,049,000	2,843,010
5.75%, 1/15/2028	2,765,000	2,785,267
6.63%, 1/15/2027	3,912,000	3,913,291
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	6,116,000	5,910,992
PG&E Corp.:
5.00%, 7/1/2028	3,258,000	3,231,447
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (e)	1,000,000	1,050,200
Pike Corp. 5.50%, 9/1/2028 (a)	3,555,000	3,480,061
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	2,860,000	2,865,606
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	7,273,000	7,042,155
5.00%, 7/31/2027 (a)	7,137,000	7,091,323
5.50%, 9/1/2026 (a)	3,893,000	3,893,584
5.63%, 2/15/2027 (a)	14,495,000	14,476,301
		114,789,259
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a) (b)	1,402,000	1,327,960
4.75%, 6/15/2028 (a) (b)	3,380,000	3,283,197
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a) (b)	4,352,000	4,497,618
7.25%, 6/15/2028 (a)	7,960,000	8,149,766
		17,258,541
Security Description	Principal Amount	Value
ELECTRONICS — 0.4%
Imola Merger Corp. 4.75%, 5/15/2029 (a)	$12,696,000	$12,390,153
Sensata Technologies BV 4.00%, 4/15/2029 (a)	5,722,000	5,454,096
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	2,286,000	2,167,380
		20,011,629
ENERGY-ALTERNATE SOURCES — 0.1%
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	5,479,000	5,422,566
ENGINEERING & CONSTRUCTION — 0.4%
Abengoa Abenewco 2 SA 1.50%, 10/26/2024 (a) (f)	8,970,664	69,547
AECOM 5.13%, 3/15/2027 (b)	6,336,000	6,350,129
Arcosa, Inc. 4.38%, 4/15/2029 (a)	2,724,000	2,609,756
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,954,000	2,852,028
Fluor Corp. 4.25%, 9/15/2028	129,000	126,939
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,200,000	1,177,824
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	1,387,000	1,546,463
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	2,393,000	2,331,667
		17,064,353
ENTERTAINMENT — 2.7%
Affinity Interactive 6.88%, 12/15/2027 (a)	6,518,000	5,598,571
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	6,690,000	2,848,267
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	5,890,000	4,564,691
Banijay Entertainment SAS 8.13%, 5/1/2029 (a) (b)	4,620,000	4,804,199
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	2,676,000	2,577,122
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (a)	11,290,000	11,528,783
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 4/15/2027	3,430,000	3,417,446
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	1,866,000	1,830,135
5.50%, 4/1/2027 (a)	1,797,000	1,790,333

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	$2,192,000	$2,155,065
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	400,000	398,296
International Game Technology PLC:
4.13%, 4/15/2026 (a)	5,479,000	5,410,677
5.25%, 1/15/2029 (a)	4,476,000	4,457,111
6.25%, 1/15/2027 (a)	5,667,000	5,786,177
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	2,214,000	2,151,720
Light & Wonder International, Inc. 7.00%, 5/15/2028 (a)	1,543,000	1,554,850
Lions Gate Capital Holdings 1, Inc. 5.50%, 4/15/2029 (a)	4,557,000	4,094,920
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a) (b)	3,059,000	2,944,135
4.75%, 10/15/2027 (a)	2,623,000	2,587,406
4.88%, 11/1/2024 (a) (b)	5,183,000	5,175,692
6.50%, 5/15/2027 (a)	9,586,000	9,778,774
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	4,414,000	4,363,151
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	750,000	718,973
Mohegan Tribal Gaming Authority:
8.00%, 2/1/2026 (a)	8,082,000	7,993,745
13.25%, 12/15/2027 (a)	1,529,000	1,734,253
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	2,864,000	2,722,032
Odeon Finco PLC 12.75%, 11/1/2027 (a)	3,608,000	3,789,230
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	2,168,000	1,975,005
5.63%, 1/15/2027 (a) (b)	2,227,000	2,204,485
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	3,789,000	2,844,933
5.88%, 9/1/2031 (a)	3,000,000	2,047,920
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/1/2026 (a)	3,305,000	3,208,858
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	8,510,000	7,673,722
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	1,468,000	1,432,151
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	1,363,000	1,353,963
Security Description	Principal Amount	Value
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	$448,000	$448,394
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	3,147,000	3,095,012
		133,060,197
ENVIRONMENTAL CONTROL — 0.9%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	5,611,000	5,532,783
Enviri Corp. 5.75%, 7/31/2027 (a)	2,531,000	2,481,139
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	6,267,000	5,971,950
3.75%, 8/1/2025 (a)	5,901,000	5,852,317
4.00%, 8/1/2028 (a)	819,000	787,387
4.38%, 8/15/2029 (a)	50,000	47,884
4.75%, 6/15/2029 (a) (b)	1,756,000	1,711,784
5.13%, 12/15/2026 (a)	6,548,500	6,532,783
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	727,000	702,042
5.88%, 6/30/2029 (a)	5,380,000	5,242,057
Stericycle, Inc. 3.88%, 1/15/2029 (a)	3,030,000	3,017,031
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	3,685,000	3,672,213
		41,551,370
FOOD — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a) (b)	2,425,000	2,346,648
3.50%, 3/15/2029 (a)	8,444,000	7,868,288
4.63%, 1/15/2027 (a) (b)	13,860,000	13,518,905
5.88%, 2/15/2028 (a)	5,013,000	5,029,142
6.50%, 2/15/2028 (a) (b)	3,501,000	3,564,263
7.50%, 3/15/2026 (a)	570,000	575,865
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	102,000	101,866
5.25%, 9/15/2027 (b)	547,982	525,789
8.00%, 9/15/2028 (a)	8,644,000	9,039,549
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	1,854,000	1,578,514
Chobani LLC/Chobani Finance Corp., Inc. 4.63%, 11/15/2028 (a)	2,000,000	1,949,460
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	8,381,000	8,718,922
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	261,000	259,473
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	8,692,000	8,262,441
5.50%, 10/15/2027 (a)	5,361,000	5,343,148

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Post Holdings, Inc. 5.63%, 1/15/2028 (a) (b)	$1,706,000	$1,720,723
Sigma Holdco BV 7.88%, 5/15/2026 (a)	510,000	506,609
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	2,492,000	2,364,061
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	2,529,000	2,339,907
U.S. Foods, Inc.:
4.75%, 2/15/2029 (a)	806,000	786,479
6.88%, 9/15/2028 (a)	4,460,000	4,649,550
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	4,346,000	4,145,041
		85,194,643
FOOD SERVICE — 0.5%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	7,929,162	7,920,123
5.00%, 2/1/2028 (a) (b)	7,214,000	7,187,669
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	1,666,720	1,645,369
10.50%, 5/15/2029 (a)	5,639,000	5,667,251
		22,420,412
FOREST PRODUCTS & PAPER — 0.3%
Domtar Corp. 6.75%, 10/1/2028 (a)	7,268,000	6,661,122
Mercer International, Inc. 5.13%, 2/1/2029	8,662,000	7,383,922
		14,045,044
GAS — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	1,002,006	998,499
5.75%, 5/20/2027	4,419,798	4,338,783
5.88%, 8/20/2026 (b)	5,933,000	5,908,971
9.38%, 6/1/2028 (a)	4,355,000	4,575,494
		15,821,747
HAND & MACHINE TOOLS — 0.0% (c)
Werner FinCo LP/Werner FinCo, Inc. 11.50%, 6/15/2028 (a)	2,240,000	2,468,502
HEALTH CARE PRODUCTS — 0.9%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	10,600,000	10,364,150
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	9,414,000	9,957,564
Hologic, Inc.:
3.25%, 2/15/2029 (a)	1,474,000	1,373,856
4.63%, 2/1/2028 (a)	4,332,000	4,252,291
Medline Borrower LP 3.88%, 4/1/2029 (a)	9,150,000	8,662,397
Security Description	Principal Amount	Value
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	$5,019,000	$5,175,643
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	4,604,000	4,458,836
4.63%, 11/15/2027 (b)	1,326,000	1,307,237
		45,551,974
HEALTH CARE SERVICES — 2.7%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	454,000	432,662
5.50%, 7/1/2028 (a)	2,269,000	2,209,348
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	6,935,000	6,814,678
5.00%, 7/15/2027 (a)	1,704,000	1,695,787
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	2,295,000	2,159,641
4.25%, 5/1/2028 (a)	1,682,000	1,634,450
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a)	15,578,000	15,321,430
6.00%, 1/15/2029 (a)	8,119,000	7,879,165
6.88%, 4/1/2028 (a)	135,000	113,270
6.88%, 4/15/2029 (a) (b)	7,294,000	6,606,030
8.00%, 12/15/2027 (a)	3,643,000	3,653,091
Encompass Health Corp.:
4.50%, 2/1/2028	6,304,000	6,187,124
5.75%, 9/15/2025	1,362,000	1,358,568
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	53,000	56,762
IQVIA, Inc.:
5.00%, 10/15/2026 (a) (b)	1,076,000	1,073,299
5.00%, 5/15/2027 (a)	13,614,000	13,529,729
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	2,466,700	2,418,649
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	239,000	225,071
11.00%, 10/15/2030 (a)	2,777,000	3,140,009
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	7,838,000	7,619,633
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	7,150,000	7,368,218
Select Medical Corp. 6.25%, 8/15/2026 (a)	4,286,000	4,313,259
Tenet Healthcare Corp.:
4.25%, 6/1/2029	750,000	723,810
4.63%, 6/15/2028	8,447,000	8,297,741
5.13%, 11/1/2027	11,806,000	11,771,054
6.13%, 10/1/2028 (b)	3,664,000	3,694,375
6.25%, 2/1/2027	4,528,000	4,536,060

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	$4,564,000	$4,726,068
		129,558,981
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Benteler International AG 10.50%, 5/15/2028 (a)	4,894,000	5,174,965
HOME BUILDERS — 0.9%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	1,525,000	1,627,358
Beazer Homes USA, Inc. 5.88%, 10/15/2027	4,022,000	4,019,748
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 6.25%, 9/15/2027 (a)	6,283,000	6,269,554
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	1,900,000	1,780,072
6.75%, 6/1/2027 (b)	2,827,000	2,851,708
Empire Communities Corp. 9.75%, 5/1/2029 (a)	5,775,000	6,173,302
Forestar Group, Inc. 3.85%, 5/15/2026 (a) (b)	2,391,000	2,339,378
K Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	3,750,000	4,173,113
LGI Homes, Inc. 8.75%, 12/15/2028 (a)	3,147,000	3,369,524
M/I Homes, Inc. 4.95%, 2/1/2028	1,924,000	1,891,003
Mattamy Group Corp. 5.25%, 12/15/2027 (a)	2,004,000	1,994,441
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/2028	1,225,000	1,202,411
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	2,684,000	2,728,957
5.88%, 6/15/2027 (a)	1,794,000	1,831,907
Tri Pointe Homes, Inc. 5.70%, 6/15/2028 (b)	3,147,000	3,204,622
		45,457,098
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	4,482,000	4,176,507
HOUSEHOLD PRODUCTS — 0.1%
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	514,000	487,056
5.50%, 6/1/2028 (a)	5,773,000	5,736,919
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	62,000	14,298
		6,238,273
Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.0% (c)
ACCO Brands Corp. 4.25%, 3/15/2029 (a) (b)	$2,017,000	$1,889,284
HOUSEWARES — 0.7%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	5,515,939	5,515,994
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a) (d)	4,600,000	4,602,852
Newell Brands, Inc.:
4.88%, 6/1/2025	8,002,000	7,957,349
5.70%, 4/1/2026	11,226,500	11,254,903
6.38%, 9/15/2027 (b)	844,000	855,656
6.63%, 9/15/2029	5,562,000	5,629,578
		35,816,332
INSURANCE — 1.3%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	3,430,000	3,244,677
6.00%, 8/1/2029 (a)	3,719,000	3,587,310
8.25%, 2/1/2029 (a)	7,807,000	8,057,605
8.50%, 6/15/2029 (a)	2,391,000	2,499,958
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	2,686,000	2,572,463
6.75%, 10/15/2027 (a)	9,650,000	9,616,321
6.75%, 4/15/2028 (a)	7,661,000	7,783,729
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	4,035,000	3,873,156
6.38%, 2/15/2029 (a)	3,578,000	3,663,622
AssuredPartners, Inc. 5.63%, 1/15/2029 (a)	4,655,000	4,485,698
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	6,194,000	5,923,260
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	4,793,000	4,793,575
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (a)	791,000	783,288
		60,884,662
INTERNET — 2.7%
Acuris Finance U.S., Inc./Acuris Finance SARL:
5.00%, 5/1/2028 (a)	4,336,000	3,968,394
9.00%, 8/1/2029 (a)	3,100,000	3,121,018
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	2,088,000	1,915,260
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	4,925,000	4,529,326
6.13%, 12/1/2028 (a)	2,978,000	2,552,176
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	1,420,000	1,350,250
5.63%, 9/15/2028 (a)	2,435,000	2,285,442

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Cogent Communications Group LLC:
3.50%, 5/1/2026 (a) (b)	$2,675,000	$2,608,312
7.00%, 6/15/2027 (a)	3,037,000	3,089,236
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	6,917,000	7,226,328
Gen Digital, Inc.:
5.00%, 4/15/2025 (a)	11,344,000	11,289,549
6.75%, 9/30/2027 (a)	5,455,000	5,607,195
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	3,412,000	3,202,571
5.25%, 12/1/2027 (a)	5,337,000	5,326,966
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	3,602,000	3,343,304
ION Trading Technologies SARL:
5.75%, 5/15/2028 (a)	2,539,000	2,373,736
9.50%, 5/30/2029 (a)	4,879,000	4,992,925
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	4,459,000	4,335,441
5.00%, 12/15/2027 (a)	4,009,000	3,963,137
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	4,278,000	2,681,793
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (a)	9,391,000	9,255,864
Rakuten Group, Inc.:
9.75%, 4/15/2029 (a)	14,293,000	15,616,246
10.25%, 11/30/2024 (a)	2,112,000	2,127,903
11.25%, 2/15/2027 (a)	10,125,000	11,096,291
Uber Technologies, Inc.:
6.25%, 1/15/2028 (a)	150,000	151,653
8.00%, 11/1/2026 (a)	9,235,000	9,254,486
Wayfair LLC 7.25%, 10/31/2029 (a) (d)	4,116,000	4,215,690
		131,480,492
INVESTMENT COMPANY SECURITY — 0.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	2,923,000	2,838,847
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	8,240,000	7,201,348
5.25%, 5/15/2027	5,531,000	5,300,357
6.25%, 5/15/2026	4,358,000	4,322,962
9.00%, 6/15/2030 (a)	3,000,000	3,019,650
9.75%, 1/15/2029 (a)	4,026,000	4,177,297
		26,860,461
IRON/STEEL — 0.7%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	590,000	605,352
ATI, Inc. 5.88%, 12/1/2027	2,525,000	2,522,627
Security Description	Principal Amount	Value
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	$2,380,000	$2,134,789
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	813,000	823,658
Carpenter Technology Corp. 6.38%, 7/15/2028	878,000	883,909
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a)	2,017,000	1,905,883
5.88%, 6/1/2027 (b)	1,926,000	1,929,621
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	3,650,000	3,703,545
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	2,300,000	2,359,823
8.13%, 5/1/2027 (a)	5,021,000	5,070,959
9.25%, 10/1/2028 (a) (b)	6,958,748	7,390,608
U.S. Steel Corp. 6.88%, 3/1/2029	2,975,000	3,018,673
		32,349,447
IT SERVICES — 0.2%
ASGN, Inc. 4.63%, 5/15/2028 (a)	2,014,000	1,957,286
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	8,211,000	9,039,654
		10,996,940
LEISURE TIME — 3.2%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (f) (g)	1,771,000	—
Acushnet Co. 7.38%, 10/15/2028 (a) (b)	2,669,000	2,814,861
Carnival Corp.:
5.75%, 3/1/2027 (a)	14,207,000	14,392,401
6.00%, 5/1/2029 (a) (b)	13,362,000	13,522,478
7.63%, 3/1/2026 (a)	3,199,200	3,231,064
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a) (b)	16,714,000	18,039,922
Life Time, Inc.:
5.75%, 1/15/2026 (a)	8,938,000	8,939,609
8.00%, 4/15/2026 (a)	301,000	303,766
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	945,000	950,802
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	3,992,000	3,888,288
NCL Corp. Ltd.:
3.63%, 12/15/2024 (a) (b)	3,362,050	3,346,652
5.88%, 3/15/2026 (a)	9,214,000	9,215,751
5.88%, 2/15/2027 (a)	6,104,000	6,122,373
6.25%, 3/1/2030 (a)	3,110,000	3,106,423
7.75%, 2/15/2029 (a) (b)	700,000	749,889
8.13%, 1/15/2029 (a)	8,179,000	8,736,644
8.38%, 2/1/2028 (a)	4,597,000	4,828,367

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	$2,128,000	$2,170,198
Royal Caribbean Cruises Ltd.:
4.25%, 7/1/2026 (a)	4,699,000	4,644,586
5.38%, 7/15/2027 (a)	11,594,000	11,685,477
5.50%, 8/31/2026 (a)	5,669,000	5,724,613
5.50%, 4/1/2028 (a)	10,061,000	10,187,366
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	6,473,000	6,461,866
7.00%, 2/15/2029 (a)	2,966,000	3,002,749
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	1,396,000	1,392,398
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	49,000	48,675
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	6,715,000	6,631,801
		154,139,019
LODGING — 3.1%
Boyd Gaming Corp. 4.75%, 12/1/2027	2,124,000	2,103,695
Full House Resorts, Inc. 8.25%, 2/15/2028 (a) (b)	3,332,000	3,335,465
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	2,120,000	2,143,680
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (a)	3,040,000	2,884,626
5.38%, 5/1/2025 (a)	3,447,000	3,443,898
5.75%, 5/1/2028 (a)	1,118,000	1,123,065
5.88%, 4/1/2029 (a)	3,439,000	3,527,657
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 5.00%, 6/1/2029 (a) (b)	6,732,000	6,395,467
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	4,094,000	4,082,660
Las Vegas Sands Corp. 3.50%, 8/18/2026	500	489
Melco Resorts Finance Ltd.:
4.88%, 6/6/2025	7,404,000	7,332,403
5.25%, 4/26/2026	1,185,000	1,162,331
5.38%, 12/4/2029 (a)	3,000,000	2,814,810
5.63%, 7/17/2027	3,495,143	3,404,234
5.75%, 7/21/2028 (a)	1,455,000	1,407,989
MGM China Holdings Ltd.:
4.75%, 2/1/2027 (a) (b)	4,916,000	4,779,188
5.25%, 6/18/2025 (a)	5,285,000	5,259,209
5.88%, 5/15/2026 (a) (b)	6,149,000	6,136,026
MGM Resorts International:
4.63%, 9/1/2026	5,580,000	5,536,699
4.75%, 10/15/2028 (b)	4,146,000	4,062,956
Security Description	Principal Amount	Value
5.50%, 4/15/2027	$4,227,000	$4,239,935
5.75%, 6/15/2025	3,191,000	3,206,061
6.13%, 9/15/2029	5,554,000	5,625,369
Station Casinos LLC 4.50%, 2/15/2028 (a)	4,090,000	3,950,531
Studio City Co. Ltd. 7.00%, 2/15/2027 (a)	3,121,000	3,148,714
Studio City Finance Ltd.:
5.00%, 1/15/2029 (a)	6,454,000	5,930,903
6.00%, 7/15/2025 (a)	2,991,000	2,985,706
6.50%, 1/15/2028 (a) (b)	3,635,000	3,563,318
Travel & Leisure Co.:
6.60%, 10/1/2025	3,702,000	3,739,205
6.63%, 7/31/2026 (a)	8,337,000	8,491,818
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	939,000	905,506
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25%, 5/15/2027 (a) (b)	5,750,000	5,751,610
5.50%, 3/1/2025 (a)	3,733,039	3,735,391
Wynn Macau Ltd.:
4.88%, 10/1/2024 (a)	7,159,000	7,159,000
5.50%, 1/15/2026 (a) (b)	7,449,000	7,392,983
5.50%, 10/1/2027 (a)	3,539,000	3,466,734
5.63%, 8/26/2028 (a)	8,441,000	8,193,172
		152,422,503
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	1,276,000	1,230,932
4.13%, 4/15/2029 (a)	500	480
Terex Corp. 5.00%, 5/15/2029 (a) (b)	1,514,000	1,477,028
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	50,000	48,375
		2,756,815
MACHINERY-DIVERSIFIED — 0.8%
ATS Corp. 4.13%, 12/15/2028 (a)	2,898,000	2,726,583
Esab Corp. 6.25%, 4/15/2029 (a)	2,035,000	2,092,692
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a) (b)	6,480,000	4,337,388
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a) (b)	6,282,000	6,533,280
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	5,406,000	5,732,739
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	3,963,000	3,779,711
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	12,014,500	11,890,511
		37,092,904

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 9.0%
Altice Financing SA:
5.00%, 1/15/2028 (a) (b)	$7,355,000	$6,219,756
5.75%, 8/15/2029 (a)	15,645,000	12,609,244
9.63%, 7/15/2027 (a)	3,330,000	3,257,572
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	6,466,000	4,674,595
10.25%, 1/15/2029 (a)	5,765,000	5,936,509
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/2028 (a) (b)	17,444,000	16,973,710
5.13%, 5/1/2027 (a)	21,029,000	20,683,914
5.38%, 6/1/2029 (a)	5,512,000	5,309,213
5.50%, 5/1/2026 (a)	2,298,000	2,293,542
6.38%, 9/1/2029 (a) (b)	9,323,000	9,335,959
CSC Holdings LLC:
5.38%, 2/1/2028 (a) (b)	10,101,000	8,503,830
5.50%, 4/15/2027 (a)	7,675,000	6,735,887
6.50%, 2/1/2029 (a)	7,826,000	6,474,215
7.50%, 4/1/2028 (a)	2,632,000	1,755,096
11.25%, 5/15/2028 (a) (b)	9,260,000	8,941,734
11.75%, 1/31/2029 (a)	15,367,000	14,832,075
Cumulus Media New Holdings, Inc. 8.00%, 7/1/2029 (a)	2,000,000	812,960
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	22,585,000	22,145,496
DISH DBS Corp.:
5.13%, 6/1/2029	10,776,000	7,224,446
5.25%, 12/1/2026 (a) (b)	20,716,000	19,211,397
5.75%, 12/1/2028 (a) (b)	16,365,000	14,369,452
5.88%, 11/15/2024 (b)	12,027,000	11,947,381
7.38%, 7/1/2028	7,043,000	5,262,811
7.75%, 7/1/2026	11,894,000	10,316,380
DISH Network Corp. 11.75%, 11/15/2027 (a)	19,802,000	20,767,743
GCI LLC 4.75%, 10/15/2028 (a)	4,946,000	4,749,050
Gray Television, Inc.:
7.00%, 5/15/2027 (a) (b)	6,878,000	6,758,942
10.50%, 7/15/2029 (a) (b)	6,571,000	6,870,572
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	1,884,000	1,224,129
5.25%, 8/15/2027 (a)	3,980,000	2,713,086
6.38%, 5/1/2026	5,118,283	4,474,096
8.38%, 5/1/2027	6,484,842	3,438,004
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a) (b)	6,140,000	4,992,557
6.75%, 10/15/2027 (a)	9,006,000	8,230,853
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	6,630,000	6,552,296
8.00%, 8/1/2029 (a)	3,089,000	3,102,005
News Corp. 3.88%, 5/15/2029 (a)	1,693,000	1,601,172
Security Description	Principal Amount	Value
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	$6,447,000	$6,150,760
5.63%, 7/15/2027 (a)	11,626,000	11,517,878
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a) (b)	5,547,000	4,733,699
6.50%, 9/15/2028 (a)	6,360,000	4,185,580
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a) (b)	3,154,000	2,349,793
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	3,590,000	3,127,034
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	4,790,000	4,630,206
4.00%, 7/15/2028 (a)	14,725,000	13,891,418
5.00%, 8/1/2027 (a)	14,011,500	13,804,830
5.50%, 7/1/2029 (a) (b)	6,961,000	6,797,834
Sunrise HoldCo IV BV 5.50%, 1/15/2028 (a) (b)	1,559,000	1,552,125
TEGNA, Inc.:
4.63%, 3/15/2028	2,928,000	2,808,596
4.75%, 3/15/2026 (a)	2,295,000	2,268,263
5.00%, 9/15/2029	6,425,000	6,120,134
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	6,400,000	6,256,000
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	2,723,000	2,719,351
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	6,167,000	5,509,104
6.63%, 6/1/2027 (a)	9,641,000	9,670,309
8.00%, 8/15/2028 (a)	10,651,000	10,892,991
Urban One, Inc. 7.38%, 2/1/2028 (a)	4,397,000	3,139,810
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (a)	10,237,000	9,815,236
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a) (b)	1,717,000	1,654,278
Ziggo Bond Co. BV 6.00%, 1/15/2027 (a) (b)	454,000	453,755
		435,350,663
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	6,573,000	6,493,927
MINING — 0.7%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	2,004,000	1,921,816
5.50%, 12/15/2027 (a) (b)	1,006,000	1,009,893
6.13%, 5/15/2028 (a) (b)	2,806,000	2,843,348
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a) (b)	2,839,000	2,825,486

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Constellium SE 3.75%, 4/15/2029 (a)	$2,718,000	$2,538,639
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (a) (b)	4,341,000	4,260,388
Hecla Mining Co. 7.25%, 2/15/2028	4,046,000	4,127,851
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (b)	2,575,000	2,547,808
6.13%, 4/1/2029	112,000	113,643
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a) (b)	5,705,500	5,523,494
New Gold, Inc. 7.50%, 7/15/2027 (a)	2,325,000	2,370,500
Novelis Corp. 3.25%, 11/15/2026 (a)	1,779,000	1,719,297
Perenti Finance Pty. Ltd.:
6.50%, 10/7/2025 (a)	929,317	929,048
7.50%, 4/26/2029 (a) (b)	1,025,000	1,065,088
		33,796,299
MISCELLANEOUS MANUFACTURER — 0.7%
Amsted Industries, Inc. 5.63%, 7/1/2027 (a)	2,437,000	2,431,322
Calderys Financing LLC 11.25%, 6/1/2028 (a)	1,912,000	2,055,190
Enpro, Inc. 5.75%, 10/15/2026	3,426,000	3,414,009
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	6,217,000	6,211,360
Hillenbrand, Inc.:
5.00%, 9/15/2026 (b)	3,108,000	3,092,709
6.25%, 2/15/2029	4,785,000	4,875,484
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	6,113,000	5,968,733
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	5,115,000	5,369,113
		33,417,920
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	5,123,000	5,090,930
7.25%, 3/15/2029 (a)	28,000	27,583
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	4,181,000	4,146,130
5.50%, 8/15/2028 (a)	8,081,000	6,899,639
		16,164,282
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	4,123,000	4,051,260
OIL & GAS — 5.0%
Aethon United BR LP/Aethon United Finance Corp.:
7.50%, 10/1/2029 (a) (d)	1,923,000	1,949,326
8.25%, 2/15/2026 (a)	4,823,000	4,881,696
Security Description	Principal Amount	Value
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	$3,588,000	$3,544,944
7.00%, 11/1/2026 (a)	8,391,000	8,394,440
8.25%, 12/31/2028 (a)	1,373,000	1,406,034
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	3,751,000	3,645,334
California Resources Corp.:
7.13%, 2/1/2026 (a)	1,863,000	1,862,218
8.25%, 6/15/2029 (a)	2,696,000	2,749,543
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.75%, 7/15/2028 (a) (b)	378,000	371,521
11.00%, 4/15/2025 (a)	3,060,000	3,055,900
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	744,000	743,085
5.88%, 2/1/2029 (a)	2,894,000	2,909,251
6.75%, 4/15/2029 (a)	5,823,000	5,933,870
Chord Energy Corp. 6.38%, 6/1/2026 (a)	4,057,000	4,067,751
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	7,838,000	7,751,390
8.38%, 7/1/2028 (a)	4,908,000	5,129,302
CNX Resources Corp. 6.00%, 1/15/2029 (a)	3,092,000	3,109,037
Comstock Resources, Inc.:
6.75%, 3/1/2029 (a) (b)	3,439,000	3,361,691
6.75%, 3/1/2029 (a)	8,427,000	8,215,819
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	4,150,000	4,079,409
9.25%, 2/15/2028 (a)	4,432,000	4,628,116
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	2,984,000	2,803,707
8.50%, 1/15/2029 (a)	7,211,000	7,296,018
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	5,221,000	5,316,127
EnQuest PLC 11.63%, 11/1/2027 (a)	1,019,000	1,034,091
Gulfport Energy Corp. 6.75%, 9/1/2029 (a)	4,031,000	4,076,873
Harbour Energy PLC 5.50%, 10/15/2026 (a) (b)	818,000	815,399
HF Sinclair Corp. 5.00%, 2/1/2028	1,569,000	1,558,927
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	6,099,000	5,938,047
6.25%, 11/1/2028 (a)	2,461,000	2,458,490
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	3,299,000	3,351,652
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	4,300,000	4,294,883

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	$3,025,000	$3,013,929
Matador Resources Co. 6.88%, 4/15/2028 (a)	3,123,000	3,174,436
MEG Energy Corp. 5.88%, 2/1/2029 (a)	1,298,000	1,269,756
Murphy Oil Corp.:
5.88%, 12/1/2027 (b)	1,181,000	1,195,621
6.38%, 7/15/2028 (b)	3,434,000	3,489,184
Nabors Industries Ltd. 7.50%, 1/15/2028 (a) (b)	3,087,000	2,896,131
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	1,928,000	1,932,608
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	2,315,000	2,335,928
Parkland Corp. 5.88%, 7/15/2027 (a)	4,138,000	4,128,772
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028 (b)	3,170,000	3,131,706
Permian Resources Operating LLC:
5.88%, 7/1/2029 (a)	5,290,000	5,296,560
8.00%, 4/15/2027 (a)	4,914,000	5,059,307
Precision Drilling Corp. 6.88%, 1/15/2029 (a)	4,661,000	4,651,305
Puma International Financing SA:
5.00%, 1/24/2026 (a)	5,850,000	5,757,277
7.75%, 4/25/2029 (a)	1,962,000	2,015,111
Range Resources Corp. 4.88%, 5/15/2025	5,258,000	5,234,549
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	5,389,000	5,325,625
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	100,000	104,596
SM Energy Co.:
6.50%, 7/15/2028	5,255,000	5,255,053
6.75%, 9/15/2026	7,465,000	7,465,821
6.75%, 8/1/2029 (a)	4,630,000	4,648,289
Southwestern Energy Co.:
5.38%, 2/1/2029	7,796,000	7,764,192
5.70%, 1/23/2025	100,000	100,042
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	4,314,000	4,290,057
Sunoco LP 7.00%, 5/1/2029 (a)	2,446,000	2,557,048
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029 (b)	1,677,000	1,610,826
5.88%, 3/15/2028	8,159,000	8,203,385
6.00%, 4/15/2027	3,145,000	3,154,718
7.00%, 9/15/2028 (a)	1,142,000	1,185,487
Security Description	Principal Amount	Value
Talos Production, Inc. 9.00%, 2/1/2029 (a)	$3,364,000	$3,464,281
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	87,825	87,801
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	958,000	986,941
Transocean, Inc.:
8.00%, 2/1/2027 (a)	2,828,000	2,826,756
8.25%, 5/15/2029 (a)	3,497,000	3,466,471
Viper Energy, Inc. 5.38%, 11/1/2027 (a)	2,451,000	2,445,755
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	2,652,000	2,612,140
		242,871,355
OIL & GAS SERVICES — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a) (b)	4,351,000	4,371,450
6.88%, 4/1/2027 (a)	866,000	869,057
Enerflex Ltd. 9.00%, 10/15/2027 (a)	4,538,000	4,705,543
KCA Deutag U.K. Finance PLC 9.88%, 12/1/2025 (a)	3,172,000	3,190,334
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	4,674,000	4,839,179
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	1,475,000	1,488,703
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	5,027,000	5,072,344
7.13%, 3/15/2029 (a)	7,905,000	8,141,122
		32,677,732
PACKAGING & CONTAINERS — 3.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	2,025,000	1,854,110
4.00%, 9/1/2029 (a) (b)	4,845,000	4,325,035
6.00%, 6/15/2027 (a) (b)	5,774,000	5,813,898
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	10,356,000	9,330,653
5.25%, 8/15/2027 (a)	11,886,000	8,584,538
Ball Corp.:
2.88%, 8/15/2030	4,600,000	4,092,574
6.88%, 3/15/2028	500,000	517,055
Berry Global, Inc. 5.63%, 7/15/2027 (a) (b)	4,029,000	4,028,436

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	$2,378,000	$2,327,800
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (a)	3,764,000	3,801,301
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	1,659,000	1,634,148
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026	4,115,000	4,101,050
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	5,252,000	5,525,472
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	2,406,500	2,382,724
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	2,313,000	2,201,791
3.50%, 3/1/2029 (a)	3,702,000	3,468,515
4.75%, 7/15/2027 (a) (b)	2,500,000	2,475,725
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	3,754,000	3,731,063
LABL, Inc.:
5.88%, 11/1/2028 (a) (b)	8,705,000	8,161,982
6.75%, 7/15/2026 (a)	452,000	451,742
10.50%, 7/15/2027 (a) (b)	4,084,000	4,102,460
Mauser Packaging Solutions Holding Co.:
7.25%, 4/15/2025 (a)	447	438
7.88%, 4/15/2027 (a) (b)	16,195,000	16,748,221
9.25%, 4/15/2027 (a) (b)	8,148,000	8,359,359
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,203,000	1,209,075
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	3,159,000	3,026,922
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	3,939,000	3,790,775
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	1,635,000	1,535,608
4.00%, 12/1/2027 (a)	1,700,000	1,642,795
5.00%, 4/15/2029 (a)	3,339,000	3,289,149
5.50%, 9/15/2025 (a)	258,000	257,652
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/2028 (a)	5,247,000	5,336,199
Silgan Holdings, Inc. 4.13%, 2/1/2028	2,111,000	2,058,985
Security Description	Principal Amount	Value
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	$2,505,000	$2,779,999
TriMas Corp. 4.13%, 4/15/2029 (a)	500	479
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	7,506,000	7,467,119
8.50%, 8/15/2027 (a) (b)	3,553,000	3,559,857
		143,974,704
PHARMACEUTICALS — 2.8%
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	1,454,000	1,347,364
6.13%, 8/1/2028 (a) (b)	3,185,000	3,187,102
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	3,961,000	3,726,945
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	19,494,000	15,257,369
5.00%, 1/30/2028 (a)	3,070,000	1,989,114
5.50%, 11/1/2025 (a)	17,792,000	17,398,975
5.75%, 8/15/2027 (a)	6,328,000	5,391,140
6.13%, 2/1/2027 (a)	9,563,500	8,629,911
6.25%, 2/15/2029 (a)	664,000	399,130
9.00%, 12/15/2025 (a) (b)	250,000	240,140
11.00%, 9/30/2028 (a)	7,917,000	7,364,631
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	3,486,000	3,381,246
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	6,842,000	7,103,364
Grifols SA 4.75%, 10/15/2028 (a) (b)	4,494,000	4,215,866
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	4,712,500	2,982,635
12.25%, 4/15/2029 (a)	4,876,000	4,863,956
Jazz Securities DAC 4.38%, 1/15/2029 (a)	8,496,000	8,218,860
Kedrion SpA 6.50%, 9/1/2029 (a) (b)	4,049,000	3,860,236
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a) (b)	3,253,000	3,549,804
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028 (a)	11,871,000	11,409,930
Owens & Minor, Inc. 4.50%, 3/31/2029 (a) (b)	2,545,000	2,302,309
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	944,000	932,493
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024 (b)	7,274,000	7,246,286
4.38%, 3/15/2026	7,533,000	7,533,000

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	$1,245,000	$1,233,907
		133,765,713
PIPELINES — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	6,603,000	6,541,856
5.75%, 3/1/2027 (a) (b)	3,908,500	3,914,949
5.75%, 1/15/2028 (a) (b)	3,379,000	3,383,190
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 7/15/2029 (a)	1,445,000	1,502,973
Buckeye Partners LP:
3.95%, 12/1/2026 (b)	3,516,000	3,413,298
4.13%, 3/1/2025 (a)	4,073,000	4,039,805
4.13%, 12/1/2027 (b)	380,000	365,822
4.50%, 3/1/2028 (a)	2,946,000	2,857,473
6.88%, 7/1/2029 (a)	2,517,000	2,579,623
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	2,782,000	2,788,482
8.63%, 3/15/2029 (a)	3,927,000	4,134,463
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	6,845,000	6,547,653
EQM Midstream Partners LP:
4.13%, 12/1/2026	1,188,000	1,171,760
4.50%, 1/15/2029 (a)	5,860,000	5,732,604
5.50%, 7/15/2028	2,050,000	2,079,295
6.00%, 7/1/2025 (a)	6,124,000	6,135,023
6.38%, 4/1/2029 (a)	4,139,000	4,276,415
6.50%, 7/1/2027 (a)	8,251,000	8,495,807
7.50%, 6/1/2027 (a)	4,946,001	5,094,134
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a) (b)	2,339,000	2,496,929
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028	4,143,000	4,194,787
8.00%, 1/15/2027	4,114,000	4,204,673
8.25%, 1/15/2029	4,004,000	4,144,340
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029 (b)	221,000	221,729
7.00%, 8/1/2027	2,906,000	2,925,121
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	3,510,000	3,590,204
Hess Midstream Operations LP:
5.13%, 6/15/2028 (a)	7,011,000	6,942,362
5.63%, 2/15/2026 (a)	3,771,000	3,771,566
6.50%, 6/1/2029 (a)	2,396,000	2,476,290
Security Description	Principal Amount	Value
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (a)	$1,553,000	$1,647,811
ITT Holdings LLC 6.50%, 8/1/2029 (a)	9,723,000	9,223,529
Kinetik Holdings LP 6.63%, 12/15/2028 (a)	3,739,000	3,883,587
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a) (b)	7,002,000	5,895,614
6.75%, 9/15/2025 (a) (b)	9,121,000	8,714,842
8.75%, 3/15/2029 (a) (b)	6,581,000	4,962,864
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	6,492,000	6,656,702
Northriver Midstream Finance LP 5.63%, 2/15/2026 (a)	1,791,000	1,786,934
NuStar Logistics LP:
5.63%, 4/28/2027	2,178,000	2,187,409
5.75%, 10/1/2025	4,368,000	4,370,839
6.00%, 6/1/2026	3,799,000	3,824,377
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	3,414,000	3,527,618
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	4,555,000	4,480,617
4.95%, 7/15/2029 (a)	4,110,000	3,929,078
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.50%, 10/15/2026 (a) (h)	3,000,000	3,067,200
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	5,999,000	5,809,132
6.00%, 3/1/2027 (a)	3,605,000	3,601,900
7.38%, 2/15/2029 (a)	3,518,000	3,556,839
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	350,000	330,761
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	19,155,000	19,969,087
9.50%, 2/1/2029 (a)	16,073,000	18,070,713
		229,520,079
REAL ESTATE — 0.6%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/2029 (a) (b)	2,023,000	1,687,223
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/2028 (a)	2,507,000	2,530,766
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (h)	4,803,416	4,917,593

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	$4,608,000	$4,301,015
5.38%, 8/1/2028 (a)	2,640,000	2,601,746
Hunt Cos., Inc. 5.25%, 4/15/2029 (a) (b)	4,127,000	3,991,469
Kennedy-Wilson, Inc. 4.75%, 3/1/2029 (b)	4,275,000	3,957,026
Newmark Group, Inc. 7.50%, 1/12/2029	6,495,000	7,017,003
		31,003,841
REAL ESTATE INVESTMENT TRUSTS — 4.5%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	2,180,000	1,952,037
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a) (b)	1,984,000	1,844,227
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	1,056,000	1,007,667
8.30%, 3/15/2028 (b)	2,592,000	2,795,913
8.88%, 4/12/2029 (b)	4,517,000	4,993,137
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	3,938,000	3,830,729
5.75%, 5/15/2026 (a) (b)	7,794,000	7,754,640
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	1,659,000	1,582,951
Diversified Healthcare Trust:
4.75%, 2/15/2028	2,828,000	2,559,340
9.75%, 6/15/2025	2,967,000	2,966,496
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a) (b)	2,488,000	2,320,135
HAT Holdings I LLC/HAT Holdings II LLC 8.00%, 6/15/2027 (a) (b)	3,712,000	3,934,126
Hudson Pacific Properties LP:
3.95%, 11/1/2027	5,788,000	5,235,941
4.65%, 4/1/2029 (b)	6,332,000	5,257,460
5.95%, 2/15/2028 (b)	1,533,000	1,401,852
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	5,472,000	5,430,468
4.88%, 9/15/2029 (a)	2,417,000	2,366,726
5.00%, 7/15/2028 (a) (b)	7,466,000	7,363,791
5.25%, 3/15/2028 (a)	7,076,000	7,048,474
7.00%, 2/15/2029 (a)	2,096,000	2,183,403
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	3,562,000	3,472,523
4.75%, 6/15/2029 (a) (b)	1,373,000	1,341,682
Security Description	Principal Amount	Value
MPT Operating Partnership LP/MPT Finance Corp.:
4.63%, 8/1/2029 (b)	$6,162,000	$4,960,780
5.00%, 10/15/2027 (b)	6,882,000	6,157,807
5.25%, 8/1/2026 (b)	4,504,000	4,284,115
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	3,061,000	2,875,534
Office Properties Income Trust 9.00%, 9/30/2029 (a)	4,974,000	4,250,333
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	3,626,000	3,510,693
5.88%, 10/1/2028 (a)	2,709,000	2,703,528
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a) (d)	1,287,000	1,296,858
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	50,000	48,376
4.75%, 10/15/2027	3,196,000	3,153,877
7.25%, 7/15/2028 (a)	570,000	596,568
Rithm Capital Corp.:
6.25%, 10/15/2025 (a)	2,981,000	2,979,718
8.00%, 4/1/2029 (a) (b)	7,394,000	7,489,604
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	2,344,000	2,292,666
4.00%, 9/15/2029 (a)	1,220,000	1,122,681
SBA Communications Corp.:
3.13%, 2/1/2029	8,023,000	7,421,596
3.88%, 2/15/2027 (b)	11,740,000	11,438,282
Service Properties Trust:
3.95%, 1/15/2028 (b)	4,132,000	3,573,271
4.75%, 10/1/2026	5,425,000	5,220,532
4.95%, 2/15/2027 (b)	4,831,000	4,574,957
5.25%, 2/15/2026 (b)	923,000	906,958
5.50%, 12/15/2027	64,000	60,966
8.38%, 6/15/2029 (b)	164,000	164,000
8.88%, 6/15/2032	3,600,000	3,434,652
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	5,962,100	5,753,963
3.75%, 12/31/2024 (a)	6,499,000	6,463,970
4.38%, 1/15/2027 (a)	1,941,000	1,891,679
4.75%, 3/15/2025	619,000	615,775
7.25%, 4/1/2029 (a)	2,595,000	2,721,662
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	3,446,500	3,196,973
6.50%, 2/15/2029 (a)	6,218,000	5,396,105
10.50%, 2/15/2028 (a)	18,716,000	19,978,394

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Vornado Realty LP:
2.15%, 6/1/2026	$1,736,000	$1,652,707
3.50%, 1/15/2025	3,044,000	3,021,200
XHR LP:
4.88%, 6/1/2029 (a)	2,235,000	2,142,359
6.38%, 8/15/2025 (a)	2,730,000	2,730,437
		218,727,294
RETAIL — 5.0%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a) (b)	216,000	202,530
3.88%, 1/15/2028 (a)	13,733,000	13,200,846
4.38%, 1/15/2028 (a) (b)	11,183,000	10,885,532
5.63%, 9/15/2029 (a)	4,050,000	4,107,955
6.13%, 6/15/2029 (a)	2,056,000	2,113,547
Academy Ltd. 6.00%, 11/15/2027 (a)	4,613,000	4,626,009
Advance Auto Parts, Inc. 1.75%, 10/1/2027	4,927,000	4,396,066
Asbury Automotive Group, Inc. 4.50%, 3/1/2028 (b)	4,068,000	3,962,557
Bath & Body Works, Inc.:
5.25%, 2/1/2028 (b)	3,567,000	3,558,225
7.50%, 6/15/2029	883,000	916,775
Beacon Roofing Supply, Inc. 4.13%, 5/15/2029 (a) (b)	772,000	727,541
Brinker International, Inc. 5.00%, 10/1/2024 (a) (b)	5,707,000	5,707,000
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	5,010,000	4,976,734
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	5,103,000	5,110,144
eG Global Finance PLC 12.00%, 11/30/2028 (a) (b)	8,073,000	9,002,606
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	3,751,000	3,957,042
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a) (b)	5,733,000	5,719,298
5.88%, 4/1/2029 (a)	4,741,000	4,436,059
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a) (b)	1,690,000	1,613,021
6.75%, 1/15/2030 (a)	4,000,000	3,720,920
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	1,272,000	1,119,983
Global Auto Holdings Ltd./AAG FH U.K. Ltd. 8.38%, 1/15/2029 (a)	3,548,000	3,432,442
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a)	1,072,000	663,847
Security Description	Principal Amount	Value
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	$3,977,000	$3,795,012
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	4,563,000	3,968,669
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	2,365,000	2,251,906
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	4,352,000	4,331,415
Kohl's Corp. 4.25%, 7/17/2025 (b)	3,897,000	3,849,690
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	8,109,000	7,672,655
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	1,187,000	1,140,339
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a) (b)	5,814,000	5,427,660
4.63%, 12/15/2027 (a)	6,057,000	5,919,809
Macy's Retail Holdings LLC:
5.88%, 4/1/2029 (a) (b)	689,000	680,946
5.88%, 3/15/2030 (a) (b)	2,150,000	2,107,000
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a) (b)	8,935,000	6,556,414
7.88%, 5/1/2029 (a) (b)	3,336,000	1,960,801
Murphy Oil USA, Inc. 4.75%, 9/15/2029	2,228,000	2,165,460
NMG Holding Co., Inc./Neiman Marcus Group LLC 8.50%, 10/1/2028 (a)	6,953,000	7,071,479
Nordstrom, Inc. 4.00%, 3/15/2027 (b)	1,490,000	1,436,181
Papa John's International, Inc. 3.88%, 9/15/2029 (a) (b)	2,000,000	1,851,120
Park River Holdings, Inc. 5.63%, 2/1/2029 (a) (b)	480,000	410,064
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	923,000	877,385
Penske Automotive Group, Inc. 3.50%, 9/1/2025 (b)	7,693,000	7,563,527
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	4,649,000	4,456,857
7.75%, 2/15/2029 (a)	10,602,000	10,458,131
QVC, Inc.:
4.45%, 2/15/2025 (b)	6,252,000	6,202,234
6.88%, 4/15/2029 (a)	3,115,000	2,585,138
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	2,791,000	3,022,960
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	479,000	481,189

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	$3,230,000	$3,218,437
Staples, Inc.:
10.75%, 9/1/2029 (a)	11,689,000	11,346,162
12.75%, 1/15/2030 (a)	4,771,569	3,917,601
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.88%, 3/1/2027	2,091,000	2,091,251
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	3,659,000	3,466,390
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	1,922,000	1,696,646
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a)	3,181,000	3,340,114
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026 (b)	12,193,000	11,732,470
3.80%, 11/18/2024	2,118,000	2,112,557
8.13%, 8/15/2029 (b)	3,679,000	3,672,562
		242,994,910
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	200,000	201,530
ams-OSRAM AG 12.25%, 3/30/2029 (a)	3,095,000	3,284,538
Entegris, Inc.:
3.63%, 5/1/2029 (a)	202,000	188,850
4.38%, 4/15/2028 (a)	3,145,000	3,036,089
ON Semiconductor Corp. 3.88%, 9/1/2028 (a) (b)	885,000	843,874
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	1,276,000	1,209,316
		8,764,197
SOFTWARE — 3.2%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	508,000	507,334
Alteryx, Inc. 8.75%, 3/15/2028 (a)	4,256,000	4,354,356
Camelot Finance SA 4.50%, 11/1/2026 (a)	7,267,000	7,160,320
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	4,633,000	4,820,312
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	6,388,000	6,531,922
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	3,771,000	3,614,654
4.88%, 7/1/2029 (a)	9,649,000	9,285,908
Security Description	Principal Amount	Value
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	$25,737,000	$25,615,007
8.25%, 6/30/2032 (a)	5,000,000	5,226,550
9.00%, 9/30/2029 (a)	11,128,000	11,325,745
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a) (b)	1,560,000	1,559,360
Dye & Durham Ltd. 8.63%, 4/15/2029 (a) (b)	3,218,000	3,404,033
Elastic NV 4.13%, 7/15/2029 (a)	1,740,000	1,626,500
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	2,792,000	2,700,506
5.25%, 5/15/2026 (a) (b)	3,887,500	3,886,878
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL:
4.63%, 5/1/2028 (a)	400,000	368,912
8.75%, 5/1/2029 (a)	2,474,000	2,528,057
Open Text Corp. 3.88%, 2/15/2028 (a)	4,171,000	3,981,929
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	2,879,000	2,641,338
PTC, Inc.:
3.63%, 2/15/2025 (a)	5,885,000	5,867,227
4.00%, 2/15/2028 (a)	4,900,000	4,755,744
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	8,015,833	4,010,562
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	2,855,000	2,715,790
9.00%, 11/28/2028 (a)	4,576,000	4,774,736
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	12,846,000	12,847,541
Twilio, Inc. 3.63%, 3/15/2029	2,241,000	2,084,825
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a) (b)	10,837,000	10,165,973
West Technology Group LLC 8.50%, 4/10/2027 (a)	1,446,000	1,236,229
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	4,102,000	3,789,592
		153,387,840
TELECOMMUNICATIONS — 4.0%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	11,717,000	3,672,225
10.50%, 5/15/2027 (a)	6,112,000	2,135,288
Altice France SA:
5.13%, 1/15/2029 (a)	2,426,000	1,701,305
5.50%, 1/15/2028 (a)	11,458,000	8,352,767
8.13%, 2/1/2027 (a)	24,128,000	19,588,317
CommScope LLC:
6.00%, 3/1/2026 (a) (b)	13,343,000	12,958,988
7.13%, 7/1/2028 (a)	2,955,000	2,448,838

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
8.25%, 3/1/2027 (a)	$3,822,850	$3,438,195
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	8,189,000	6,863,528
6.00%, 6/15/2025 (a)	9,761,500	9,455,965
Connect Finco SARL/Connect U.S. Finco LLC:
6.75%, 10/1/2026 (a)	12,567,500	12,567,500
9.00%, 9/15/2029 (a) (b)	12,948,000	12,516,961
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	1,442,000	1,325,299
6.50%, 10/1/2028 (a)	2,279,000	2,155,433
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	4,056,000	4,020,875
5.88%, 10/15/2027 (a) (b)	6,995,000	7,023,050
6.75%, 5/1/2029 (a)	6,330,000	6,375,956
GoTo Group, Inc.:
5.50%, 5/1/2028 (a) (b)	1,988,837	1,533,811
5.50%, 5/1/2028 (a)	1,612,822	491,524
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	6,359,000	5,913,234
6.63%, 8/1/2026 (b)	5,011,500	4,364,816
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	8,711,000	8,801,246
7.00%, 10/15/2028 (a) (b)	5,263,000	5,356,997
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	5,255,000	3,672,089
3.75%, 7/15/2029 (a)	1,000,000	683,910
4.25%, 7/1/2028 (a)	1,836,000	1,473,115
4.88%, 6/15/2029 (a)	3,015,000	2,546,469
10.50%, 4/15/2029 (a)	1,539,130	1,684,162
RCN Corp. Zero Coupon, 4/15/2023 (g)	154,000	—
Telesat Canada/Telesat LLC 5.63%, 12/6/2026 (a)	4,273,000	2,035,871
Viasat, Inc.:
5.63%, 9/15/2025 (a) (b)	2,125,000	2,092,063
5.63%, 4/15/2027 (a) (b)	7,055,500	6,664,273
6.50%, 7/15/2028 (a) (b)	2,677,000	2,094,993
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 8/15/2028 (a) (b)	7,802,000	7,805,433
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a) (b)	16,911,000	15,096,281
Zegona Finance PLC 8.63%, 7/15/2029 (a)	3,829,000	4,083,863
		192,994,640
TRANSPORTATION — 0.1%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	328,000	314,500
Security Description	Principal Amount	Value
RXO, Inc. 7.50%, 11/15/2027 (a)	$3,451,000	$3,560,086
Seaspan Corp. 5.50%, 8/1/2029 (a)	3,357,000	3,186,565
		7,061,151
TRUCKING & LEASING — 0.3%
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	6,626,000	6,599,960
9.75%, 8/1/2027 (a)	3,189,000	3,268,342
NAC Aviation 29 DAC 4.75%, 6/30/2026	4,546,169	4,350,320
		14,218,622
TOTAL CORPORATE BONDS & NOTES (Cost $4,689,764,691)		4,746,620,819
	Shares
COMMON STOCKS — 0.0% (c)
AEROSPACE & DEFENSE — 0.0% (c)
Erickson, Inc. (i)	3,081	31
CONSTRUCTION & ENGINEERING — 0.0%
Abengoa SA Class A (g) (i)	1,017,249	—
Abengoa SA Class B (g) (i)	10,518,618	—
		—
HOUSEHOLD PRODUCTS — 0.0% (c)
Cenveo Enterprises, Inc. (g) (i)	9,870	59,220
MEDIA — 0.0% (c)
Clear Channel Outdoor Holdings, Inc. (i)	70,012	112,019
iHeartMedia, Inc. Class A (i)	29,774	55,082
		167,101
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Erickson, Inc. (i)	4,342	43
TOTAL COMMON STOCKS (Cost $12,530,353)		226,395
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (c)
IT SERVICES — 0.0% (c)
Vericast Corp. 2024 Extended Term Loan, 3 mo. USD Term SOFR + 7.75%, 12.35%, 6/16/2026 (e) (Cost $2,608,816)	$2,552,071	2,507,410

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	SHARES	VALUE
WARRANTS — 0.0%
ADVERTISING SERVICES — 0.0%
Affinion Group Holdings, Inc. (expiring 05/17/26) (b) (g) (i) (Cost $0)	11,802	$—
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (j) (k)	27,216,844	27,216,844
State Street Navigator Securities Lending Portfolio II (l) (m)	433,917,206	433,917,206
TOTAL SHORT-TERM INVESTMENTS (Cost $461,134,050)		461,134,050
TOTAL INVESTMENTS — 107.5% (Cost $5,166,037,910)		5,210,488,674
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(364,660,097)
NET ASSETS — 100.0%		$4,845,828,577
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 80.9% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Amount is less than 0.05% of net assets.
(d)	When-issued security.
(e)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $59,220, representing less than 0.05% of the Fund's net assets.
(h)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at September 30, 2024.
(l)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$44	$4,746,620,775	$0(a)	$4,746,620,819
Common Stocks	167,144	31	59,220	226,395
Senior Floating Rate Loans	—	2,507,410	—	2,507,410
Warrants	—	—	0(a)	0
Short-Term Investments	461,134,050	—	—	461,134,050
TOTAL INVESTMENTS	$461,301,238	$4,749,128,216	$59,220	$5,210,488,674
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	67,598,017	$67,618,297	$215,396,695	$283,014,992	$2,858	$(2,858)	—	$—	$298,634
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	76,318,846	49,102,002	—	—	27,216,844	27,216,844	46,074
State Street Navigator Securities Lending Portfolio II	318,371,483	318,371,483	405,077,360	289,531,637	—	—	433,917,206	433,917,206	825,198
Total		$385,989,780	$696,792,901	$621,648,631	$2,858	$(2,858)		$461,134,050	$1,169,906
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 4.6%
Australia Government Bonds:
0.25%, 11/21/2025	AUD	1,520,000	$1,013,206
0.50%, 9/21/2026	AUD	2,770,000	1,809,558
4.25%, 4/21/2026	AUD	3,675,000	2,572,376
4.75%, 4/21/2027	AUD	2,850,000	2,034,704
			7,429,844
AUSTRIA — 3.4%
Republic of Austria Government Bonds:
0.50%, 4/20/2027 (a)	EUR	1,125,000	1,204,842
0.75%, 10/20/2026 (a)	EUR	1,350,000	1,464,986
2.00%, 7/15/2026 (a)	EUR	525,000	583,864
4.85%, 3/15/2026 (a)	EUR	2,025,000	2,341,949
			5,595,641
BELGIUM — 2.3%
Kingdom of Belgium Government Bonds:
0.80%, 6/22/2027 (a)	EUR	950,000	1,022,359
1.00%, 6/22/2026 (a)	EUR	675,000	738,114
4.50%, 3/28/2026 (a)	EUR	1,670,000	1,924,146
			3,684,619
CANADA — 4.5%
Canada Government Bonds:
0.25%, 3/1/2026	CAD	1,215,000	865,227
0.50%, 9/1/2025	CAD	1,653,000	1,192,676
1.00%, 9/1/2026	CAD	800,000	571,989
1.00%, 6/1/2027	CAD	450,000	318,896
1.25%, 3/1/2027	CAD	750,000	535,540
1.50%, 6/1/2026	CAD	410,000	296,586
3.00%, 10/1/2025	CAD	650,000	479,950
3.00%, 4/1/2026	CAD	1,030,000	761,954
3.25%, 11/1/2026	CAD	190,000	141,848
4.00%, 5/1/2026	CAD	900,000	676,111
4.00%, 8/1/2026	CAD	850,000	641,317
4.50%, 11/1/2025	CAD	1,100,000	825,087
			7,307,181
CHILE — 0.2%
Bonos de la Tesoreria de la Republica en pesos 4.50%, 3/1/2026	CLP	280,000,000	309,624
CHINA — 4.6%
China Government Bonds:
1.62%, 8/15/2027	CNY	950,000	135,495
2.18%, 8/15/2026	CNY	820,000	118,121
2.28%, 11/25/2025	CNY	2,200,000	316,529
2.30%, 5/15/2026	CNY	6,250,000	901,901
2.33%, 12/15/2025	CNY	1,150,000	165,562
2.37%, 1/20/2027	CNY	2,450,000	355,673
Security Description		Principal Amount	Value
2.39%, 11/15/2026	CNY	2,500,000	$361,380
2.46%, 2/15/2026	CNY	7,550,000	1,088,183
2.48%, 4/15/2027	CNY	3,000,000	436,771
2.50%, 7/25/2027	CNY	5,720,000	833,202
2.85%, 6/4/2027	CNY	3,700,000	543,974
2.90%, 5/5/2026	CNY	1,600,000	233,211
3.02%, 10/22/2025	CNY	4,500,000	652,366
3.03%, 3/11/2026	CNY	800,000	116,597
3.25%, 6/6/2026	CNY	7,800,000	1,144,246
			7,403,211
COLOMBIA — 0.4%
Colombia TES:
6.25%, 11/26/2025	COP	476,000,000	113,054
7.50%, 8/26/2026	COP	2,544,000,000	601,882
			714,936
CROATIA — 0.2%
Croatia Government International Bonds 3.00%, 3/20/2027	EUR	350,000	393,547
CYPRUS — 0.2%
Cyprus Government International Bonds:
Series EMTN, Zero Coupon, 2/9/2026	EUR	125,000	134,960
Series EMTN, 4.25%, 11/4/2025	EUR	150,000	170,482
			305,442
CZECH REPUBLIC — 0.8%
Czech Republic Government Bonds:
0.25%, 2/10/2027	CZK	8,720,000	358,738
1.00%, 6/26/2026	CZK	7,100,000	301,569
6.00%, 2/26/2026	CZK	12,550,000	575,630
			1,235,937
DENMARK — 0.6%
Denmark Government Bonds:
1.75%, 11/15/2025	DKK	4,860,000	724,617
2.25%, 11/15/2026	DKK	1,775,000	267,843
			992,460
FINLAND — 1.0%
Finland Government Bonds:
Zero Coupon, 9/15/2026 (a)	EUR	300,000	320,803
0.50%, 4/15/2026 (a)	EUR	500,000	543,395
0.50%, 9/15/2027 (a)	EUR	475,000	505,406
1.38%, 4/15/2027 (a)	EUR	300,000	328,228
			1,697,832

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 5.1%
French Republic Government Bonds OAT:
Zero Coupon, 2/25/2026 (a)	EUR	1,000,000	$1,080,363
Zero Coupon, 2/25/2027 (a)	EUR	1,025,000	1,083,153
0.25%, 11/25/2026 (a)	EUR	800,000	855,002
0.50%, 5/25/2026 (a)	EUR	1,000,000	1,084,003
1.00%, 11/25/2025 (a)	EUR	750,000	823,557
1.00%, 5/25/2027 (a)	EUR	875,000	944,025
2.50%, 9/24/2026 (a)	EUR	1,200,000	1,344,082
2.50%, 9/24/2027 (a)	EUR	125,000	140,167
3.50%, 4/25/2026 (a)	EUR	775,000	880,378
			8,234,730
GERMANY — 4.6%
Bundesobligation:
Zero Coupon, 10/10/2025	EUR	700,000	762,953
Zero Coupon, 4/10/2026	EUR	650,000	702,979
Zero Coupon, 10/9/2026	EUR	925,000	991,841
Zero Coupon, 4/16/2027	EUR	450,000	478,464
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2026	EUR	750,000	806,732
0.25%, 2/15/2027	EUR	1,300,000	1,395,595
0.50%, 2/15/2026	EUR	830,000	905,978
0.50%, 8/15/2027	EUR	650,000	698,178
Bundesschatzanweisungen:
2.90%, 6/18/2026	EUR	300,000	339,074
3.10%, 12/12/2025	EUR	300,000	337,867
			7,419,661
GREECE — 0.5%
Hellenic Republic Government Bonds:
Zero Coupon, 2/12/2026 (a)	EUR	250,000	271,485
1.88%, 7/23/2026 (a)	EUR	300,000	333,442
2.00%, 4/22/2027 (a)	EUR	250,000	278,206
			883,133
HONG KONG — 0.2%
Hong Kong Government Bonds Programme:
1.25%, 6/29/2027	HKD	1,050,000	130,463
1.68%, 1/21/2026	HKD	1,300,000	164,908
			295,371
Security Description		Principal Amount	Value
HUNGARY — 0.6%
Hungary Government Bonds:
1.00%, 11/26/2025	HUF	58,000,000	$155,183
1.50%, 4/22/2026	HUF	86,000,000	227,363
1.50%, 8/26/2026	HUF	69,000,000	179,962
2.75%, 12/22/2026	HUF	104,000,000	275,340
9.50%, 10/21/2026	HUF	64,500,000	194,553
			1,032,401
INDONESIA — 2.2%
Indonesia Treasury Bonds:
5.13%, 4/15/2027	IDR	13,440,000,000	864,652
5.50%, 4/15/2026	IDR	7,806,000,000	509,808
7.00%, 5/15/2027	IDR	5,802,000,000	390,121
7.25%, 2/15/2026	IDR	3,080,000,000	206,102
8.38%, 9/15/2026	IDR	11,190,000,000	768,407
Perusahaan Penerbit SBSN Indonesia:
4.88%, 7/15/2026	IDR	3,670,000,000	236,342
6.00%, 1/15/2027	IDR	2,061,000,000	135,169
6.13%, 10/15/2025	IDR	6,944,000,000	456,835
			3,567,436
IRELAND — 0.9%
Ireland Government Bonds:
0.20%, 5/15/2027	EUR	525,000	558,444
1.00%, 5/15/2026	EUR	850,000	930,954
			1,489,398
ISRAEL — 1.0%
Israel Government Bonds - Fixed:
0.50%, 2/27/2026	ILS	1,325,000	337,689
2.00%, 3/31/2027	ILS	2,250,000	570,757
3.75%, 9/30/2027	ILS	1,200,000	314,743
6.25%, 10/30/2026	ILS	1,325,000	369,391
			1,592,580
ITALY — 4.9%
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 4/1/2026	EUR	500,000	538,099
Zero Coupon, 8/1/2026	EUR	350,000	373,940
0.50%, 2/1/2026	EUR	375,000	407,538
0.85%, 1/15/2027	EUR	250,000	269,515
1.10%, 4/1/2027	EUR	300,000	324,154
1.25%, 12/1/2026	EUR	400,000	436,008
1.60%, 6/1/2026	EUR	100,000	110,159
2.00%, 12/1/2025	EUR	450,000	499,301
2.05%, 8/1/2027	EUR	150,000	165,717
2.10%, 7/15/2026	EUR	460,000	510,617
2.20%, 6/1/2027	EUR	375,000	416,403
2.50%, 11/15/2025	EUR	400,000	446,387
2.95%, 2/15/2027	EUR	825,000	931,146
3.20%, 1/28/2026	EUR	325,000	365,516

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
3.45%, 7/15/2027	EUR	250,000	$286,225
3.50%, 1/15/2026	EUR	125,000	141,097
3.80%, 4/15/2026	EUR	500,000	568,802
3.85%, 9/15/2026	EUR	450,000	515,506
4.50%, 3/1/2026 (a)	EUR	575,000	659,363
			7,965,493
JAPAN — 22.9%
Japan Government Five Year Bonds:
0.01%, 3/20/2026	JPY	218,000,000	1,516,886
0.01%, 6/20/2026	JPY	226,500,000	1,573,972
0.01%, 9/20/2026	JPY	236,500,000	1,641,347
0.01%, 12/20/2026	JPY	212,000,000	1,469,727
0.01%, 3/20/2027	JPY	150,000,000	1,039,136
0.01%, 6/20/2027	JPY	250,000,000	1,730,145
0.10%, 12/20/2025	JPY	216,700,000	1,511,734
0.10%, 3/20/2027	JPY	100,000,000	694,365
0.10%, 9/20/2027	JPY	250,000,000	1,732,750
Japan Government Ten Year Bonds:
0.10%, 3/20/2026	JPY	250,000,000	1,741,943
0.10%, 6/20/2026	JPY	375,000,000	2,610,161
0.10%, 9/20/2026	JPY	275,000,000	1,912,100
0.10%, 12/20/2026	JPY	300,000,000	2,084,186
0.10%, 3/20/2027	JPY	250,000,000	1,735,913
0.10%, 6/20/2027	JPY	250,000,000	1,734,620
0.10%, 9/20/2027	JPY	250,000,000	1,732,750
0.30%, 12/20/2025	JPY	260,000,000	1,818,200
Japan Government Twenty Year Bonds:
2.10%, 6/20/2027	JPY	51,750,000	378,614
2.30%, 6/20/2027	JPY	75,000,000	551,531
Japan Government Two Year Bonds:
0.01%, 10/1/2025	JPY	41,000,000	286,023
0.01%, 12/1/2025	JPY	97,500,000	679,549
0.10%, 1/1/2026	JPY	100,000,000	697,441
0.10%, 2/1/2026	JPY	125,000,000	871,557
0.20%, 3/1/2026	JPY	245,000,000	1,709,844
0.20%, 4/1/2026	JPY	98,350,000	686,243
0.30%, 5/1/2026	JPY	100,000,000	698,644
0.40%, 6/1/2026	JPY	91,000,000	636,701
0.40%, 7/1/2026	JPY	108,000,000	755,570
0.40%, 8/1/2026	JPY	18,000,000	125,906
0.40%, 9/1/2026	JPY	125,000,000	874,248
			37,231,806
LUXEMBOURG — 0.2%
State of the Grand-Duchy of Luxembourg 0.63%, 2/1/2027	EUR	302,000	324,590
MALAYSIA — 2.3%
Malaysia Government Bonds:
3.50%, 5/31/2027	MYR	1,000,000	243,436
Security Description		Principal Amount	Value
3.91%, 7/15/2026	MYR	1,380,000	$338,254
Malaysia Government Investment Issue:
3.73%, 3/31/2026	MYR	2,950,000	719,759
3.90%, 6/15/2027	MYR	630,000	154,786
3.99%, 10/15/2025	MYR	3,260,000	796,639
4.07%, 9/30/2026	MYR	3,425,000	842,657
4.26%, 7/26/2027	MYR	2,275,000	564,364
			3,659,895
MEXICO — 3.2%
Mexico Bonos:
5.50%, 3/4/2027	MXN	27,800,000	1,306,084
5.75%, 3/5/2026	MXN	30,130,000	1,458,451
7.00%, 9/3/2026	MXN	13,180,000	642,735
7.50%, 6/3/2027	MXN	35,000,000	1,715,664
			5,122,934
NETHERLANDS — 3.1%
Netherlands Government Bonds:
Zero Coupon, 1/15/2026 (a)	EUR	1,075,000	1,165,900
Zero Coupon, 1/15/2027 (a)	EUR	1,000,000	1,065,382
0.50%, 7/15/2026 (a)	EUR	1,225,000	1,329,253
0.75%, 7/15/2027 (a)	EUR	1,300,000	1,400,194
			4,960,729
NEW ZEALAND — 0.7%
New Zealand Government Bonds:
0.50%, 5/15/2026	NZD	550,000	331,778
4.50%, 4/15/2027	NZD	1,315,000	853,427
			1,185,205
NORWAY — 0.4%
Norway Government Bonds:
1.50%, 2/19/2026 (a)	NOK	3,775,000	348,266
1.75%, 2/17/2027 (a)	NOK	4,200,000	384,191
			732,457
PERU — 0.1%
Peru Government Bonds 8.20%, 8/12/2026	PEN	300,000	85,727
POLAND — 2.1%
Republic of Poland Government Bonds:
Zero Coupon, 10/25/2025	PLN	1,383,000	344,401
Zero Coupon, 4/25/2026	PLN	350,000	85,221
0.25%, 10/25/2026	PLN	1,800,000	428,818
2.50%, 7/25/2026	PLN	4,075,000	1,022,494
2.50%, 7/25/2027	PLN	3,000,000	736,852

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
3.75%, 5/25/2027	PLN	3,350,000	$851,682
			3,469,468
PORTUGAL — 1.7%
Portugal Obrigacoes do Tesouro OT:
2.88%, 10/15/2025 (a)	EUR	875,000	980,882
2.88%, 7/21/2026 (a)	EUR	855,000	966,514
4.13%, 4/14/2027 (a)	EUR	650,000	762,575
			2,709,971
ROMANIA — 0.9%
Romania Government Bonds:
3.25%, 6/24/2026	RON	675,000	144,616
3.50%, 11/25/2025	RON	790,000	172,553
4.85%, 4/22/2026	RON	1,350,000	297,695
5.80%, 7/26/2027	RON	1,000,000	221,402
7.20%, 10/28/2026	RON	700,000	160,282
7.20%, 5/31/2027	RON	1,750,000	401,592
			1,398,140
SINGAPORE — 1.5%
Singapore Government Bonds:
0.50%, 11/1/2025	SGD	515,000	392,555
1.25%, 11/1/2026	SGD	650,000	494,832
2.13%, 6/1/2026	SGD	815,000	632,395
2.88%, 9/1/2027	SGD	350,000	276,479
3.50%, 3/1/2027	SGD	900,000	719,445
			2,515,706
SLOVAKIA — 0.6%
Slovakia Government Bonds:
0.13%, 6/17/2027	EUR	100,000	104,718
0.63%, 5/22/2026	EUR	150,000	162,219
1.38%, 1/21/2027	EUR	250,000	271,682
4.35%, 10/14/2025	EUR	350,000	396,645
			935,264
SLOVENIA — 0.3%
Slovenia Government Bonds:
Zero Coupon, 2/13/2026	EUR	230,000	248,641
1.25%, 3/22/2027	EUR	225,000	245,486
			494,127
SOUTH KOREA — 4.6%
Korea Treasury Bonds:
1.25%, 3/10/2026	KRW	1,158,000,000	865,721
1.50%, 12/10/2026	KRW	465,000,000	345,730
1.75%, 9/10/2026	KRW	798,000,000	597,876
2.13%, 6/10/2027	KRW	626,000,000	470,060
2.25%, 12/10/2025	KRW	1,500,000,000	1,138,661
2.38%, 3/10/2027	KRW	1,000,000,000	757,023
3.13%, 6/10/2026	KRW	730,000,000	560,856
Security Description		Principal Amount	Value
3.13%, 9/10/2027	KRW	777,000,000	$599,251
3.25%, 3/10/2026	KRW	1,034,000,000	795,159
3.25%, 6/10/2027	KRW	1,000,000,000	773,038
3.88%, 12/10/2026	KRW	500,000,000	390,889
5.25%, 3/10/2027	KRW	275,000,000	222,338
			7,516,602
SPAIN — 4.5%
Spain Government Bonds:
Zero Coupon, 1/31/2026	EUR	500,000	540,341
Zero Coupon, 1/31/2027	EUR	700,000	740,464
0.80%, 7/30/2027 (a)	EUR	650,000	696,054
1.30%, 10/31/2026 (a)	EUR	800,000	875,104
1.50%, 4/30/2027 (a)	EUR	700,000	765,845
1.95%, 4/30/2026 (a)	EUR	600,000	665,411
2.15%, 10/31/2025 (a)	EUR	540,000	600,302
2.50%, 5/31/2027	EUR	850,000	952,615
2.80%, 5/31/2026	EUR	750,000	842,574
5.90%, 7/30/2026 (a)	EUR	600,000	711,702
			7,390,412
SWEDEN — 0.4%
Sweden Government Bonds 1.00%, 11/12/2026	SEK	6,050,000	588,658
SWITZERLAND — 0.3%
Swiss Confederation Government Bonds:
1.25%, 5/28/2026	CHF	285,000	342,509
3.25%, 6/27/2027	CHF	175,000	223,777
			566,286
THAILAND — 1.7%
Thailand Government Bonds:
1.00%, 6/17/2027	THB	13,100,000	394,698
2.13%, 12/17/2026	THB	18,500,000	574,788
2.25%, 3/17/2027	THB	11,500,000	358,222
2.35%, 6/17/2026	THB	14,475,000	451,228
3.85%, 12/12/2025	THB	32,615,000	1,033,491
			2,812,427
UNITED KINGDOM — 4.6%
U.K. Gilts:
0.13%, 1/30/2026	GBP	1,105,000	1,413,373
0.38%, 10/22/2026	GBP	825,000	1,032,622
1.25%, 7/22/2027	GBP	1,000,000	1,252,820
1.50%, 7/22/2026	GBP	835,000	1,074,031
3.50%, 10/22/2025	GBP	450,000	598,104
3.75%, 3/7/2027	GBP	775,000	1,034,208

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
4.13%, 1/29/2027	GBP	750,000	$1,009,053
			7,414,211
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $155,255,316)			160,665,092
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c) (Cost $214,893)	214,893	214,893
TOTAL INVESTMENTS — 99.0% (Cost $155,470,209)		160,879,985
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		1,601,620
NET ASSETS — 100.0%		$162,481,605
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.6% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.

EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$160,665,092	$—	$160,665,092
Short-Term Investment	214,893	—	—	214,893
TOTAL INVESTMENTS	$214,893	$160,665,092	$—	$160,879,985

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,095	$27,095	$17,841,746	$17,653,948	$—	$—	214,893	$214,893	$5,826
See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 4.6%
Australia Government Bonds:
0.25%, 11/21/2032	AUD	2,965,746	$1,850,718
0.75%, 11/21/2027	AUD	4,357,637	2,982,067
1.00%, 2/21/2050	AUD	2,998,603	1,667,450
1.25%, 8/21/2040	AUD	4,254,749	2,709,541
2.00%, 8/21/2035	AUD	3,761,193	2,695,009
2.50%, 9/20/2030	AUD	5,296,348	3,907,460
			15,812,245
BRAZIL — 7.1%
Brazil Notas do Tesouro Nacional:
6.00%, 8/15/2026	BRL	21,296,080	3,860,758
6.00%, 5/15/2027	BRL	8,626,534	1,561,802
6.00%, 8/15/2028	BRL	14,161,353	2,543,741
6.00%, 8/15/2030	BRL	17,685,476	3,179,481
6.00%, 8/15/2032	BRL	6,053,708	1,080,959
6.00%, 5/15/2035	BRL	15,999,086	2,853,914
6.00%, 8/15/2040	BRL	8,431,951	1,498,923
6.00%, 5/15/2045	BRL	14,010,010	2,467,943
6.00%, 8/15/2050	BRL	12,799,269	2,237,690
6.00%, 5/15/2055	BRL	12,712,787	2,225,237
6.00%, 8/15/2060	BRL	4,972,689	866,983
			24,377,431
CANADA — 4.5%
Canada Government Real Return Bonds:
0.25%, 12/1/2054	CAD	841,312	444,913
0.50%, 12/1/2050	CAD	2,849,532	1,655,448
1.25%, 12/1/2047	CAD	2,930,221	2,048,015
1.50%, 12/1/2044	CAD	3,147,602	2,301,283
2.00%, 12/1/2041	CAD	2,768,832	2,179,158
3.00%, 12/1/2036	CAD	2,620,194	2,272,018
4.00%, 12/1/2031	CAD	3,015,137	2,644,950
4.25%, 12/1/2026	CAD	2,675,888	2,099,155
			15,644,940
CHILE — 5.0%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 10/1/2028	CLP	1,307,909,490	1,345,702
Zero Coupon, 10/1/2033	CLP	1,705,968,900	1,615,271
1.50%, 3/1/2026	CLP	1,762,834,530	1,963,738
1.90%, 9/1/2030	CLP	2,767,460,660	3,061,699
2.00%, 3/1/2035	CLP	2,274,625,200	2,566,436
2.10%, 7/15/2050	CLP	1,857,610,580	2,208,614
3.00%, 1/1/2044	CLP	3,392,677,383	4,525,283
			17,286,743
Security Description		Principal Amount	Value
COLOMBIA — 4.4%
Colombia TES:
2.25%, 4/18/2029	COP	8,973,182,388	$1,922,962
3.00%, 3/25/2033	COP	7,704,722,050	1,599,889
3.30%, 3/17/2027	COP	10,335,602,750	2,392,496
3.75%, 2/25/2037	COP	14,281,923,800	3,020,940
3.75%, 6/16/2049	COP	12,610,562,875	2,555,687
4.75%, 4/4/2035	COP	15,699,216,817	3,696,582
			15,188,556
FRANCE — 7.9%
French Republic Government Bonds OAT:
0.10%, 3/1/2026 (a)	EUR	1,055,993	1,163,574
0.10%, 3/1/2028 (a)	EUR	2,133,352	2,303,310
0.10%, 3/1/2029 (a)	EUR	1,781,841	1,934,136
0.10%, 7/25/2031 (a)	EUR	974,798	1,043,971
0.10%, 3/1/2032 (a)	EUR	745,368	782,455
0.10%, 3/1/2036 (a)	EUR	903,310	901,780
0.10%, 7/25/2036 (a)	EUR	1,710,799	1,720,886
0.10%, 7/25/2038 (a)	EUR	836,884	820,150
0.10%, 7/25/2047 (a)	EUR	1,625,536	1,432,113
0.10%, 7/25/2053 (a)	EUR	885,211	746,488
0.55%, 3/1/2039 (a)	EUR	317,822	327,109
0.60%, 7/25/2034 (a)	EUR	545,395	592,010
0.70%, 7/25/2030 (a)	EUR	2,396,280	2,679,183
1.80%, 7/25/2040 (a)	EUR	2,159,145	2,643,938
1.85%, 7/25/2027 (a)	EUR	2,992,790	3,457,676
3.15%, 7/25/2032 (a)	EUR	1,858,189	2,447,122
3.40%, 7/25/2029 (a)	EUR	1,796,689	2,238,200
			27,234,101
GERMANY — 4.6%
Deutsche Bundesrepublik Bonds Inflation-Linked:
0.10%, 4/15/2026	EUR	3,703,576	4,061,663
0.10%, 4/15/2033	EUR	2,000,255	2,193,207
0.10%, 4/15/2046	EUR	3,187,417	3,303,681
0.50%, 4/15/2030	EUR	5,492,614	6,185,816
			15,744,367
ISRAEL — 4.5%
Israel Government Bonds CPI-Linked:
0.10%, 7/31/2026	ILS	7,533,074	1,972,055
0.10%, 11/30/2031	ILS	7,215,588	1,697,105
0.50%, 5/31/2029	ILS	8,672,560	2,194,349
0.50%, 11/30/2051	ILS	6,343,380	1,080,100
0.75%, 10/31/2025	ILS	5,823,984	1,556,554
0.75%, 5/31/2027	ILS	5,334,628	1,401,609
1.00%, 5/31/2045	ILS	4,712,885	1,002,903
1.10%, 10/31/2028	ILS	2,297,121	600,588
1.60%, 10/31/2033	ILS	621,714	159,933
2.75%, 8/30/2041	ILS	5,311,309	1,529,646

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
4.00%, 5/30/2036	ILS	7,443,176	$2,374,294
			15,569,136
ITALY — 5.4%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2033 (a)	EUR	1,895,160	1,878,288
0.15%, 5/15/2051 (a)	EUR	921,346	671,212
0.40%, 5/15/2030 (a)	EUR	1,547,074	1,649,588
0.65%, 5/15/2026	EUR	665,806	735,419
1.25%, 9/15/2032 (a)	EUR	1,603,077	1,780,491
1.30%, 5/15/2028 (a)	EUR	1,519,784	1,711,370
1.50%, 5/15/2029	EUR	1,199,853	1,356,544
1.80%, 5/15/2036 (a)	EUR	508,740	570,034
2.35%, 9/15/2035 (a)	EUR	2,586,020	3,119,818
2.40%, 5/15/2039 (a)	EUR	622,698	735,166
2.55%, 9/15/2041 (a)	EUR	1,750,448	2,131,286
3.10%, 9/15/2026 (a)	EUR	2,100,703	2,441,318
			18,780,534
JAPAN — 4.6%
Japan Government CPI-Linked Bonds:
0.01%, 3/10/2031	JPY	136,651,250	1,006,226
0.01%, 3/10/2032	JPY	352,513,580	2,579,209
0.01%, 3/10/2033	JPY	415,496,000	3,020,102
0.10%, 3/10/2026	JPY	299,028,192	2,126,834
0.10%, 3/10/2027	JPY	232,232,265	1,675,258
0.10%, 3/10/2028	JPY	294,694,860	2,132,912
0.10%, 3/10/2029	JPY	446,346,810	3,242,692
			15,783,233
MEXICO — 4.5%
Mexico Udibonos:
2.75%, 11/27/2031	MXN	24,329,143	1,082,077
3.00%, 12/3/2026	MXN	33,730,913	1,622,647
3.25%, 11/12/2043	MXN	5,773,017	232,243
4.00%, 11/30/2028	MXN	39,833,817	1,961,067
4.00%, 11/15/2040	MXN	48,666,532	2,221,127
4.00%, 11/8/2046	MXN	39,998,760	1,781,620
4.00%, 11/3/2050	MXN	44,947,060	1,977,217
4.00%, 10/29/2054	MXN	12,370,750	539,843
4.50%, 12/4/2025	MXN	30,844,405	1,542,047
4.50%, 11/22/2035	MXN	49,400,530	2,432,224
			15,392,112
NEW ZEALAND — 2.7%
New Zealand Government Bonds Inflation-Linked:
2.50%, 9/20/2035	NZD	6,367,267	4,051,774
2.50%, 9/20/2040	NZD	4,464,884	2,750,474
3.00%, 9/20/2030	NZD	3,929,116	2,611,648
			9,413,896
Security Description		Principal Amount	Value
POLAND — 0.6%
Republic of Poland Government Bonds 2.00%, 8/25/2036	PLN	8,330,220	$1,954,278
SOUTH AFRICA — 4.6%
Republic of South Africa Government Bond CPI-Linked:
1.88%, 3/31/2029	ZAR	26,873,759	1,401,192
1.88%, 2/28/2033	ZAR	42,417,667	1,974,432
2.25%, 1/31/2038	ZAR	49,480,136	2,153,790
2.50%, 3/31/2046	ZAR	50,594,500	2,033,456
2.50%, 12/31/2050	ZAR	70,093,877	2,656,510
2.60%, 3/31/2028	ZAR	19,023,452	1,042,518
3.45%, 12/7/2033	ZAR	48,045,933	2,514,788
Republic of South Africa Government Bonds CPI-Linked:
4.25%, 1/31/2031	ZAR	14,857,016	845,636
5.13%, 1/31/2043	ZAR	15,775,108	949,038
5.13%, 1/31/2058	ZAR	2,734,352	166,098
			15,737,458
SOUTH KOREA — 1.0%
Korea Treasury Bonds Inflation-Linked:
1.00%, 6/10/2026	KRW	1,206,869,200	937,476
1.63%, 6/10/2032	KRW	1,649,004,450	1,381,182
1.75%, 6/10/2028	KRW	1,235,347,100	996,307
			3,314,965
SPAIN — 4.5%
Spain Government Bonds Inflation-Linked:
0.65%, 11/30/2027 (a)	EUR	3,983,686	4,438,525
0.70%, 11/30/2033 (a)	EUR	4,400,697	4,797,946
1.00%, 11/30/2030 (a)	EUR	4,570,366	5,172,628
2.05%, 11/30/2039 (a)	EUR	1,059,440	1,295,105
			15,704,204
SWEDEN — 4.4%
Sweden Bonds Inflation-Linked:
0.13%, 6/1/2026	SEK	35,192,294	3,409,629
0.13%, 12/1/2027	SEK	32,743,179	3,159,488
0.13%, 6/1/2030	SEK	21,165,531	2,031,099
0.13%, 6/1/2032	SEK	29,338,813	2,845,097
3.50%, 12/1/2028	SEK	33,018,843	3,639,162
			15,084,475
TURKEY — 4.5%
Turkiye Government Bonds:
Zero Coupon, 7/19/2028	TRY	55,170,052	1,339,260
Zero Coupon, 2/11/2032	TRY	48,235,519	1,058,262

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 8/4/2032	TRY	25,027,950	$538,507
Zero Coupon, 1/12/2033	TRY	12,948,585	276,078
2.70%, 1/14/2026	TRY	93,192,332	2,551,178
2.90%, 7/7/2027	TRY	89,483,334	2,488,329
2.90%, 1/12/2028	TRY	74,196,348	2,039,186
3.00%, 8/18/2027	TRY	15,556,817	432,468
3.00%, 5/28/2031	TRY	115,174,795	3,184,726
3.30%, 6/28/2028	TRY	62,293,426	1,722,527
			15,630,521
UNITED KINGDOM — 19.5%
U.K. Inflation-Linked Gilts:
0.13%, 3/22/2026	GBP	1,478,152	1,966,381
0.13%, 8/10/2028	GBP	2,130,119	2,851,834
0.13%, 3/22/2029	GBP	2,529,755	3,371,432
0.13%, 8/10/2031	GBP	1,187,811	1,577,815
0.13%, 11/22/2036	GBP	1,400,835	1,743,326
0.13%, 3/22/2039	GBP	1,632,375	1,932,747
0.13%, 8/10/2041	GBP	1,314,449	1,507,339
0.13%, 3/22/2044	GBP	2,437,590	2,642,310
0.13%, 3/22/2046	GBP	2,029,239	2,125,927
0.13%, 8/10/2048	GBP	1,537,042	1,552,962
0.13%, 3/22/2051	GBP	1,185,759	1,149,785
0.13%, 11/22/2056	GBP	1,184,933	1,095,119
0.13%, 3/22/2058	GBP	1,544,596	1,407,258
0.13%, 11/22/2065	GBP	543,073	463,993
0.13%, 3/22/2068	GBP	2,048,429	1,722,782
0.13%, 3/22/2073	GBP	628,395	551,086
0.25%, 3/22/2052	GBP	1,921,056	1,917,917
0.38%, 3/22/2062	GBP	1,971,732	1,929,447
0.50%, 3/22/2050	GBP	1,725,019	1,885,351
0.63%, 3/22/2040	GBP	2,863,392	3,617,158
0.63%, 11/22/2042	GBP	1,787,324	2,205,608
0.63%, 3/22/2045	GBP	832,611	986,154
0.75%, 11/22/2033	GBP	104,098	142,369
0.75%, 3/22/2034	GBP	3,118,576	4,243,043
0.75%, 11/22/2047	GBP	2,452,528	2,937,403
1.13%, 11/22/2037	GBP	2,624,893	3,649,410
1.25%, 11/22/2027	GBP	2,995,050	4,151,268
1.25%, 11/22/2032	GBP	3,458,555	4,946,843
1.25%, 11/22/2055	GBP	2,782,204	3,637,677
2.00%, 1/26/2035	GBP	1,426,742	2,139,698
4.13%, 7/22/2030	GBP	858,031	1,387,997
			67,439,439
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $389,847,779)			341,092,634

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (c) (d) (Cost $165,999)	165,999	$165,999
TOTAL INVESTMENTS — 98.9% (Cost $390,013,877)		341,258,633
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		3,720,417
NET ASSETS — 100.0%		$344,979,050
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.3% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2024.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

See accompanying notes to Schedule of Investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$341,092,634	$—	$341,092,634
Short-Term Investment	165,999	—	—	165,999
TOTAL INVESTMENTS	$165,999	$341,092,634	$—	$341,258,633
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	125,453	$125,453	$25,264,277	$25,223,731	$—	$—	165,999	$165,999	$11,699
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 0.4%
Alabama Federal Aid Highway Finance Authority Revenue, AL Series A, 5.00%, 9/1/2029	$525,000	$562,289
Alabama Highway Finance Corp. Revenue, AL Series A, 5.00%, 8/1/2039	580,000	632,508
Alabama Public School & College Authority Revenue, AL:
Series A, 4.00%, 11/1/2036	1,000,000	1,036,024
Series A, 4.00%, 11/1/2040	3,335,000	3,363,764
Series A, 5.00%, 11/1/2035	3,540,000	3,962,094
University of Alabama Revenue, AL Series A, 5.00%, 7/1/2025	6,415,000	6,521,514
		16,078,193
ALASKA — 0.1%
Borough of North Slope, General Obligation, AK Series A, 5.00%, 6/30/2030	2,000,000	2,253,588
State of Alaska, General Obligation, AK Series A, 5.00%, 8/1/2033	1,500,000	1,759,447
		4,013,035
ARIZONA — 1.2%
Arizona Board of Regents Revenue, AZ:
Series A, 4.00%, 7/1/2040	500,000	512,838
Series A, 5.50%, 7/1/2048	3,860,000	4,382,643
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2026	2,690,000	2,808,003
City of Bullhead Excise Taxes Revenue, AZ Series 2, 2.55%, 7/1/2046	750,000	549,805
City of Mesa Utility System Revenue, AZ:
4.00%, 7/1/2035	1,405,000	1,482,913
4.00%, 7/1/2043	500,000	505,841
City of Phoenix Civic Improvement Corp. Revenue, AZ:
5.00%, 7/1/2032	2,000,000	2,321,553
5.00%, 7/1/2033	1,500,000	1,764,479
5.00%, 7/1/2034	1,250,000	1,466,131
5.00%, 7/1/2035	1,200,000	1,402,506
City of Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2035	1,750,000	2,074,714
Maricopa County Special Health Care District, General Obligation, AZ Series D, 5.00%, 7/1/2028	2,935,000	3,190,053
Security Description	Principal Amount	Value
Maricopa County Union High School District No. 210-Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2035	$1,700,000	$1,985,447
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2031	13,000,000	14,877,823
Series B, 5.00%, 1/1/2048	3,845,000	4,271,626
University of Arizona Revenue, AZ 5.00%, 6/1/2029	420,000	436,191
		44,032,566
ARKANSAS — 0.2%
Little Rock School District, General Obligation, AR:
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 2.00%, 2/1/2039 (a)	2,000,000	1,467,319
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 2.13%, 2/1/2042 (a)	735,000	514,754
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 2.25%, 2/1/2044 (a)	1,310,000	906,216
University of Arkansas Revenue, AR Series B, 5.00%, 11/1/2036	3,000,000	3,533,909
		6,422,198
CALIFORNIA — 18.8%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2025	4,200,000	4,320,188
Series A, 5.00%, 12/1/2028	1,000,000	1,112,044
Series A, 5.00%, 12/1/2030	5,000,000	5,769,777
Alhambra Unified School District, General Obligation, CA Series B, 4.25%, 8/1/2043	3,475,000	3,675,949
Anaheim Housing & Public Improvements Authority Revenue, CA Series A, 5.00%, 10/1/2031	3,240,000	3,656,379
Bay Area Toll Authority Revenue, CA:
Series A, 2.00%, 4/1/2056 (b)	1,000,000	959,842
Series F-2, 5.00%, 4/1/2045	2,000,000	2,223,317
Series S-11, 5.00%, 4/1/2034	4,000,000	4,840,228
Bay Area Water Supply & Conservation Agency Revenue, CA Series A, 5.00%, 10/1/2025	1,000,000	1,024,147

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
California Infrastructure & Economic Development Bank Revenue, CA 4.00%, 10/1/2041	$3,000,000	$3,177,442
California State Public Works Board Revenue, CA:
Series B, 4.00%, 5/1/2046	1,000,000	1,012,786
Series C, 4.00%, 11/1/2036	2,495,000	2,642,105
Series C, 4.00%, 8/1/2037	2,000,000	2,110,637
Series A, 5.00%, 8/1/2033	1,190,000	1,361,632
Series A, 5.00%, 8/1/2034	2,240,000	2,556,040
Series A, 5.00%, 4/1/2036	1,000,000	1,180,757
Series B, 5.00%, 6/1/2028	5,225,000	5,702,337
Series D, 5.00%, 11/1/2034	5,780,000	6,827,324
California State University Revenue, CA:
Series C, 3.00%, 11/1/2035	9,005,000	8,961,554
Series A, 5.00%, 11/1/2033	10,000	10,014
Series A, 5.00%, 11/1/2037	1,500,000	1,780,264
Series A, 5.50%, 11/1/2049	2,000,000	2,356,868
California Statewide Communities Development Authority Revenue, CA Series B-1, 5.00%, 9/2/2054	1,000,000	1,049,586
Cerritos Community College District, General Obligation, CA Series D, 2.38%, 8/1/2044	500,000	372,135
Chabot-Las Positas Community College District, General Obligation, CA:
Series C, 5.00%, 8/1/2025	1,425,000	1,453,764
Series C, 5.00%, 8/1/2026	1,280,000	1,343,971
Series C, 5.00%, 8/1/2027	1,295,000	1,395,612
Series C, 5.25%, 8/1/2048	1,200,000	1,370,114
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	1,780,000	1,803,777
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series A, 5.00%, 9/1/2047	2,845,000	3,046,085
City & County of San Francisco, Certificate Participation, CA Series R1, 5.00%, 4/1/2039	3,500,000	4,083,965
City & County of San Francisco, General Obligation, CA Series R1, 5.00%, 6/15/2026	3,095,000	3,239,558
City of Concord, Certificate Participation, CA 2.13%, 4/1/2041	1,500,000	1,121,027
City of Los Angeles Department of Airports Revenue, CA:
Series A, 5.00%, 5/15/2040	10,000,000	10,964,009
Series B, 5.00%, 5/15/2030	1,025,000	1,175,716
Series B, 5.00%, 5/15/2038	1,465,000	1,665,247
Security Description	Principal Amount	Value
City of San Francisco Public Utilities Commission Water Revenue, CA:
Series C, 5.00%, 11/1/2033	$2,155,000	$2,608,619
Series C, 5.00%, 11/1/2036	2,500,000	2,978,297
Series C, 5.00%, 11/1/2037	2,500,000	2,969,325
Series C, 5.00%, 11/1/2038	1,895,000	2,238,170
Clovis Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2047	3,000,000	3,253,710
Coast Community College District, General Obligation, CA Series F, Zero Coupon, 8/1/2040	2,715,000	1,514,507
Contra Costa Community College District, General Obligation, CA Series C, 2.00%, 8/1/2039	1,000,000	767,176
Desert Community College District, General Obligation, CA 4.00%, 8/1/2043	2,000,000	2,061,019
East County Advanced Water Purification Joint Powers Authority Revenue, CA Series A-1, 3.13%, 9/1/2026	3,000,000	3,004,991
East Side Union High School District, General Obligation, CA Series A, Assured Guaranty Municipal Corp., 5.00%, 8/1/2027 (a)	2,000,000	2,152,525
Eastern Municipal Water District Financing Authority Revenue, CA Series B, 5.00%, 7/1/2032	10,000	10,426
Fremont Unified School District/Alameda County, General Obligation, CA Series D, 2.00%, 8/1/2043	1,400,000	967,440
Irvine Facilities Financing Authority Revenue, CA:
Series A, 5.00%, 5/1/2034	3,800,000	3,933,832
Series A, 5.00%, 5/1/2035	2,000,000	2,067,080
Series A, 5.00%, 5/1/2036	3,390,000	3,498,237
Kern Community College District, General Obligation, CA:
Series E, 5.00%, 8/1/2035	1,600,000	1,911,743
Series E, 5.00%, 8/1/2036	1,100,000	1,305,769
Series E, 5.00%, 8/1/2037	1,035,000	1,224,767
Series E, 5.00%, 8/1/2040	1,000,000	1,163,571
Lodi Unified School District, General Obligation, CA Series 2020, 3.00%, 8/1/2043	1,240,000	1,090,316

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Long Beach Unified School District, General Obligation, CA Series G, 4.00%, 8/1/2045	$2,165,000	$2,201,656
Los Angeles Community College District, General Obligation, CA:
Series C-1, 5.00%, 8/1/2026	2,150,000	2,259,834
Series D, 5.00%, 8/1/2029	10,665,000	12,086,697
Series D, 5.00%, 8/1/2030	7,000,000	8,075,889
Los Angeles County Facilities 2, Inc. Revenue, CA Series A, 5.25%, 6/1/2049	3,000,000	3,418,022
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 4.00%, 6/1/2035	1,525,000	1,616,157
Series A, 5.00%, 6/1/2030	3,460,000	3,953,545
Series A, 5.00%, 6/1/2034	3,325,000	3,531,691
Los Angeles County Public Works Financing Authority Revenue, CA:
Series A, 4.00%, 12/1/2038	3,390,000	3,547,504
Series A, 5.00%, 12/1/2033	2,250,000	2,562,514
Los Angeles Department of Water & Power Revenue, CA:
Series C, 4.00%, 7/1/2026	1,645,000	1,692,266
Series A, 5.00%, 7/1/2026	2,000,000	2,094,405
Series A, 5.00%, 7/1/2027	3,280,000	3,531,896
Series A, 5.00%, 7/1/2034	2,460,000	2,971,428
Series A, 5.00%, 7/1/2042	6,500,000	7,473,459
Series A, 5.00%, 7/1/2046	1,140,000	1,251,282
Series C, 5.00%, 7/1/2026	3,000,000	3,134,995
Series C, 5.00%, 7/1/2039	4,570,000	5,379,545
Series D, 5.00%, 7/1/2026	2,400,000	2,507,996
Series E, 5.00%, 7/1/2025	5,800,000	5,903,492
Series E, 5.00%, 7/1/2026	3,000,000	3,141,608
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2036	3,000,000	3,625,607
Series B, 5.00%, 7/1/2037	7,500,000	9,052,624
Series B, 5.00%, 7/1/2043	2,000,000	2,303,523
Series C, 5.00%, 7/1/2036	1,000,000	1,128,049
Los Angeles Unified School District, General Obligation, CA:
Series C, 3.00%, 7/1/2038	2,885,000	2,739,547
5.00%, 7/1/2032	4,370,000	5,144,761
5.00%, 7/1/2033	2,500,000	2,974,226
5.00%, 7/1/2034	3,000,000	3,588,057
5.00%, 7/1/2035	2,000,000	2,381,348
5.00%, 7/1/2036	2,000,000	2,369,163
5.00%, 7/1/2041	2,335,000	2,692,156
Series A, 5.00%, 7/1/2034	1,580,000	1,904,437
Series C, 5.00%, 7/1/2025	2,815,000	2,861,641
Security Description	Principal Amount	Value
Series QRR, 5.00%, 7/1/2026	$1,000,000	$1,047,026
Series QRR, 5.00%, 7/1/2028	1,000,000	1,099,911
Series QRR, 5.00%, 7/1/2034	1,250,000	1,471,265
Series QRR, 5.00%, 7/1/2038	2,000,000	2,312,507
Series QRR, 5.00%, 7/1/2041	1,500,000	1,707,641
5.25%, 7/1/2040	3,235,000	3,833,858
5.25%, 7/1/2042	4,005,000	4,691,717
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2028	1,785,000	1,835,491
Series B, 3.00%, 7/1/2029	4,000,000	4,133,580
Series A, 5.00%, 10/1/2026	1,000,000	1,058,104
Series A, 5.00%, 4/1/2036	2,000,000	2,418,414
Series A, 5.00%, 4/1/2040	1,350,000	1,566,721
Series A, 5.00%, 4/1/2048	4,000,000	4,490,823
Series B-3, 5.00%, 7/1/2037 (b)	2,500,000	2,817,654
Monterey Peninsula Unified School District, General Obligation, CA Series D, 4.00%, 8/1/2045	3,140,000	3,193,164
Mount Diablo Unified School District, General Obligation, CA Series B, 4.00%, 6/1/2037	1,625,000	1,728,365
Mount San Antonio Community College District, General Obligation, CA:
Series E, Zero Coupon, 8/1/2045	2,155,000	970,129
Series D, 4.00%, 8/1/2049	1,000,000	1,006,361
Mountain House Public Financing Authority Revenue, CA Series B, Build America Mutual Assurance Corp., 4.00%, 12/1/2043 (a)	2,715,000	2,751,698
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2028	1,700,000	1,863,930
Series A, 5.00%, 5/1/2030	1,625,000	1,849,878
Series A, 5.00%, 5/1/2032	1,000,000	1,172,934
Northern California Power Agency Revenue, CA Series A, 5.00%, 7/1/2032	1,100,000	1,299,272
Northern California Sanitation Agencies Financing Authority Revenue, CA Series A, 5.00%, 12/1/2038	2,715,000	3,298,972
Palm Springs Unified School District, General Obligation, CA Series B, 4.00%, 8/1/2049	3,000,000	3,004,498
Port of Los Angeles Revenue, CA Series B-2, 5.00%, 8/1/2042	2,000,000	2,304,552

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Riverside Unified School District, General Obligation, CA Series B, 3.00%, 8/1/2037	$1,400,000	$1,325,423
Sacramento Municipal Utility District Revenue, CA:
Series K, 5.00%, 8/15/2042	1,000,000	1,146,129
Series K, 5.00%, 8/15/2048	3,350,000	3,773,934
Sacramento Transportation Authority Sales Tax Revenue, CA:
5.00%, 10/1/2034	3,000,000	3,624,726
5.00%, 10/1/2037	2,500,000	2,968,926
San Bernardino Community College District, General Obligation, CA Series A, 3.00%, 8/1/2041	3,000,000	3,067,905
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2031	7,500,000	8,744,682
San Diego County Water Authority Revenue, CA Series A-REV, 5.00%, 5/1/2028	1,520,000	1,673,690
San Diego Public Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 8/1/2045	1,000,000	1,005,011
5.00%, 10/15/2031	345,000	352,799
Series A, 5.00%, 5/15/2034	20,000	20,753
Series A, 5.00%, 5/15/2042	1,110,000	1,289,006
Series A, 5.00%, 10/15/2049	2,000,000	2,242,174
San Diego Unified School District, General Obligation, CA:
Series D2, 2.00%, 7/1/2045	3,405,000	2,290,658
Series N2, 4.00%, 7/1/2046	2,000,000	2,022,828
Series H-2, 5.00%, 7/1/2049	1,200,000	1,353,354
Series SR-4A, 5.00%, 7/1/2039	2,000,000	2,389,797
Series ZR-5A, 5.00%, 7/1/2039	1,515,000	1,810,271
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, CA Series A, 3.00%, 7/1/2044	6,410,000	5,593,581
San Francisco City & County Public Utilities Commission Power Revenue, CA Series A, 5.00%, 11/1/2048	3,090,000	3,411,585
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series B, 4.00%, 10/1/2036	1,500,000	1,620,811
Series A, 5.00%, 10/1/2036	1,250,000	1,463,834
Series A, 5.00%, 10/1/2039	3,060,000	3,536,843
Series A, 5.00%, 10/1/2041	500,000	569,667
Series C, 5.00%, 10/1/2040	1,250,000	1,473,098
Security Description	Principal Amount	Value
San Joaquin Delta Community College District, General Obligation, CA Series A, 5.00%, 8/1/2026	$140,000	$143,160
San Jose Evergreen Community College District, General Obligation, CA:
Series B, 3.00%, 9/1/2036	700,000	696,028
Series B, 3.00%, 9/1/2037	1,635,000	1,594,205
San Juan Unified School District, General Obligation, CA:
2.13%, 8/1/2038	1,000,000	804,483
4.00%, 8/1/2049	5,000,000	5,003,147
5.00%, 8/1/2042	4,000,000	4,388,719
San Mateo Foster City Public Financing Authority Revenue, CA 4.00%, 8/1/2039	2,425,000	2,490,425
San Mateo Union High School District, General Obligation, CA Series C, 4.00%, 9/1/2043	3,945,000	4,089,790
Santa Clara County Financing Authority Revenue, CA Series A, 3.00%, 5/1/2037	550,000	538,928
Santa Clara Valley Transportation Authority Revenue, CA:
Series A, 5.00%, 4/1/2026	2,500,000	2,607,079
Series A, 5.00%, 4/1/2029	2,000,000	2,248,731
Santa Monica-Malibu Unified School District, General Obligation, CA:
Series B, 3.00%, 8/1/2044	1,500,000	1,328,045
Series E, 3.00%, 8/1/2034	635,000	624,353
Sonoma County Junior College District, General Obligation, CA:
Series C, 5.00%, 8/1/2025	1,250,000	1,274,502
Series C, 5.00%, 8/1/2026	1,450,000	1,521,130
Series C, 5.00%, 8/1/2028	1,100,000	1,214,352
Southern California Public Power Authority Revenue, CA 5.00%, 7/1/2045	3,000,000	3,421,457
State of California, General Obligation, CA:
3.00%, 10/1/2034	3,045,000	2,988,350
3.00%, 10/1/2036	2,670,000	2,536,728
3.00%, 10/1/2037	2,760,000	2,587,053
3.00%, 12/1/2046	1,000,000	846,116
4.00%, 3/1/2027	7,740,000	8,032,088
4.00%, 9/1/2028	1,800,000	1,907,412
4.00%, 9/1/2033	3,000,000	3,293,373
4.00%, 10/1/2033	1,175,000	1,261,093
4.00%, 3/1/2036	15,170,000	15,921,428
4.00%, 9/1/2037	2,310,000	2,486,804
4.00%, 11/1/2037	2,490,000	2,615,072
4.00%, 10/1/2039	2,500,000	2,568,524

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/1/2042	$5,000,000	$5,171,151
4.00%, 10/1/2042	1,115,000	1,155,614
4.00%, 8/1/2049	7,000,000	7,083,126
Series CU, 4.55%, 12/1/2037	1,000,000	1,089,437
5.00%, 10/1/2024	2,335,000	2,335,000
5.00%, 9/1/2025	4,500,000	4,597,408
5.00%, 12/1/2026	1,850,000	1,957,758
5.00%, 11/1/2027	2,070,000	2,236,159
5.00%, 4/1/2028	1,250,000	1,362,391
5.00%, 8/1/2028	1,500,000	1,646,953
5.00%, 9/1/2028	3,000,000	3,299,971
5.00%, 10/1/2028	4,245,000	4,678,048
5.00%, 11/1/2028	2,000,000	2,207,924
5.00%, 10/1/2029	10,610,000	11,938,438
5.00%, 10/1/2030	7,515,000	8,548,375
5.00%, 12/1/2030	1,000,000	1,144,935
5.00%, 4/1/2031	1,485,000	1,707,829
5.00%, 10/1/2031	4,000,000	4,452,652
5.00%, 11/1/2031	12,655,000	14,624,380
5.00%, 12/1/2031	1,000,000	1,160,340
5.00%, 9/1/2032	3,000,000	3,515,748
5.00%, 11/1/2032	5,000,000	5,873,298
5.00%, 3/1/2033	7,000,000	7,827,287
5.00%, 4/1/2033	3,000,000	3,537,696
5.00%, 4/1/2035	2,240,000	2,576,956
5.00%, 10/1/2035	4,520,000	5,268,092
5.00%, 9/1/2036	2,000,000	2,303,051
5.00%, 10/1/2036	1,860,000	2,159,356
5.00%, 8/1/2039	3,000,000	3,516,120
5.00%, 10/1/2039	1,000,000	1,151,566
5.00%, 10/1/2042	1,265,000	1,439,255
5.00%, 9/1/2043	3,000,000	3,431,974
5.00%, 9/1/2044	1,000,000	1,139,229
Series A, 5.00%, 11/1/2026	5,000,000	5,280,111
Series A, 5.00%, 11/1/2027	5,645,000	6,098,125
Series C, 5.00%, 11/1/2037	4,300,000	4,950,570
Series C, 5.00%, 11/1/2042	8,350,000	9,450,431
Temecula Valley Unified School District, General Obligation, CA Series D, 3.00%, 8/1/2044	1,975,000	1,715,620
University of California Revenue, CA:
Series BN, 5.00%, 5/15/2043	15,000,000	17,011,269
Series BQ, 5.00%, 5/15/2029	30,000,000	33,768,888
Series BV, 5.00%, 5/15/2035	2,000,000	2,405,515
Series BW, 5.00%, 5/15/2033	1,000,000	1,190,954
Series BW, 5.00%, 5/15/2035	5,000,000	6,013,788
Series BX, 5.00%, 5/15/2029	2,140,000	2,408,847
		682,332,897
Security Description	Principal Amount	Value
COLORADO — 1.6%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2024	$1,740,000	$1,744,721
Adams & Weld Counties School District No. 27J Brighton, General Obligation, CO Series A, State Aid Withholding, 5.00%, 12/1/2048	1,250,000	1,388,870
Adams County School District No. 1, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2036	35,000	36,810
Board of Water Commissioners City & County of Denver Revenue, CO Series A, 5.00%, 12/15/2047	8,000,000	8,823,810
City & County of Broomfield Water Revenue, CO 4.00%, 12/1/2046	900,000	906,325
City & County of Denver Airport System Revenue, CO Series B, 5.00%, 11/15/2047	2,500,000	2,738,248
City & County of Denver Pledged Excise Tax Revenue, CO:
Series A-2, Zero Coupon, 8/1/2039	1,500,000	795,224
Series A, 4.00%, 8/1/2038	1,010,000	1,055,141
City & County of Denver, Certificate Participation, CO 5.00%, 12/1/2028	3,000,000	3,300,051
City & County of Denver, General Obligation, CO Series B, 5.00%, 8/1/2026	1,020,000	1,067,970
City of Brighton Water Activity Revenue, CO 5.00%, 6/1/2047	1,000,000	1,093,719
City of Colorado Springs Utilities System Revenue, CO:
Series B, 4.00%, 11/15/2046	1,000,000	1,000,297
Series A, 5.00%, 11/15/2041	1,000,000	1,147,475
Series B, 5.00%, 11/15/2026	3,010,000	3,173,980
City of Westminster Water & Wastewater Utility Revenue, CO 5.00%, 12/1/2046	3,300,000	3,708,172
Eagle County School District No. Re50J, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2038	1,625,000	1,885,023
El Paso County School District No. 20 Academy, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2029	115,000	121,367

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
El Paso County School District No. 49 Falcon, Certificate Participation, CO 4.00%, 12/15/2046	$1,000,000	$987,273
Mesa County Valley School District No. 51 Grand Junction, General Obligation, CO State Aid Withholding, 5.25%, 12/1/2033	250,000	269,360
Metro Wastewater Reclamation District Revenue, CO Series A, 2.00%, 4/1/2039	535,000	406,025
Pueblo City Schools, General Obligation, CO:
State Aid Withholding, 5.00%, 12/15/2026	10,000	10,561
State Aid Withholding, 5.00%, 12/15/2031	2,340,000	2,598,470
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2033	1,000,000	1,185,745
State of Colorado, Certificate Participation, CO:
Series A, 3.00%, 12/15/2036	1,085,000	1,035,913
Series A, 4.00%, 12/15/2036	1,000,000	1,044,000
Series A, 4.00%, 12/15/2037	2,865,000	2,960,162
Series A, 5.00%, 12/15/2024	2,085,000	2,092,093
Series A, 5.00%, 12/15/2026	3,000,000	3,168,484
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2031	6,000,000	6,495,739
Series A, 4.00%, 6/1/2033	1,270,000	1,376,283
Series A, 5.00%, 6/1/2027	25,000	25,336
		57,642,647
CONNECTICUT — 2.3%
City of Hartford Revenue, CT:
5.00%, 4/1/2026	1,055,000	1,092,713
5.00%, 4/1/2031	3,400,000	3,877,904
5.00%, 4/1/2032	1,000,000	1,152,885
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series C-2 -REMK 2/1/23, 2.80%, 7/1/2057 (b)	11,015,000	11,034,342
Series X-2, 5.00%, 7/1/2037	2,500,000	2,977,840
State of Connecticut Clean Water Fund-State Revolving Fund Revenue, CT Series A, 5.00%, 2/1/2037	1,500,000	1,633,263
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2026	1,750,000	1,826,155
Series A, 5.00%, 7/1/2028	5,000,000	5,467,064
Series A, 5.00%, 7/1/2038	2,000,000	2,322,363
Series B, 5.00%, 7/1/2031	3,175,000	3,647,987
Security Description	Principal Amount	Value
Series B-TRANSPORTATION INFRA, 5.00%, 7/1/2029	$5,500,000	$6,139,390
Series B-TRANSPORTATION INFRA, 5.00%, 7/1/2031	6,000,000	6,893,834
Series A, 5.25%, 7/1/2040	1,000,000	1,153,035
State of Connecticut, General Obligation, CT:
Series 2021-A, 3.00%, 1/15/2037	615,000	595,818
Series 2021-A, 3.00%, 1/15/2039	1,000,000	926,388
Series B, 3.00%, 1/15/2040	2,000,000	1,817,776
Series A, 4.00%, 1/15/2028	2,175,000	2,285,302
Series A, 4.00%, 1/15/2030	4,850,000	5,197,894
Series A, 4.00%, 1/15/2032	2,000,000	2,154,216
Series C, 4.00%, 6/1/2031	1,555,000	1,658,440
Series B, 5.00%, 8/1/2025	2,665,000	2,714,802
Series C, 5.00%, 3/1/2031	7,000,000	8,005,848
Series D, 5.00%, 9/15/2028	1,480,000	1,625,421
Series E, 5.00%, 11/15/2028	1,605,000	1,768,839
Series E, 5.00%, 11/15/2030	4,600,000	5,238,579
University of Connecticut Revenue, CT Series A, 5.00%, 5/1/2026	1,600,000	1,663,221
		84,871,319
DELAWARE — 0.4%
State of Delaware, General Obligation, DE:
Series A, 2.00%, 1/1/2036	525,000	433,524
Series A, 5.00%, 5/1/2028	2,000,000	2,184,832
Series A, 5.00%, 5/1/2029	1,060,000	1,183,248
Series A, 5.00%, 5/1/2033	3,000,000	3,557,894
Series A, 5.00%, 5/1/2038	5,000,000	5,822,294
		13,181,792
DISTRICT OF COLUMBIA — 1.8%
District of Columbia Income Tax Revenue, DC:
Series A, 2.63%, 3/1/2045	635,000	485,811
Series A, 3.00%, 3/1/2041	2,000,000	1,817,334
Series A, 4.00%, 3/1/2037	5,000,000	5,169,156
Series A, 5.00%, 5/1/2041	835,000	945,206
Series A, 5.00%, 7/1/2041	4,225,000	4,736,166
Series A, 5.00%, 5/1/2042	2,000,000	2,256,485
Series A, 5.00%, 7/1/2047	13,000,000	14,241,669
Series C, 5.00%, 10/1/2033	1,000,000	1,184,096
Series A, 5.25%, 5/1/2048	2,185,000	2,450,736
Series A, 5.50%, 7/1/2047	3,360,000	3,820,537
District of Columbia Water & Sewer Authority Revenue, DC:
Series C1, 4.00%, 10/1/2036	2,000,000	2,106,313
Series A, 5.00%, 10/1/2037	2,000,000	2,353,893
District of Columbia, General Obligation, DC:
Series A, 5.00%, 8/1/2043 (c)	3,335,000	3,793,091

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2045	$5,000,000	$5,543,621
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 4.00%, 7/15/2034	2,900,000	3,080,885
Series A, 4.00%, 7/15/2043	1,250,000	1,261,004
Series A, 5.00%, 7/15/2038	3,000,000	3,446,946
Series A, 5.00%, 7/15/2049	5,000,000	5,505,305
		64,198,254
FLORIDA — 2.6%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2030	1,200,000	1,350,784
Central Florida Expressway Authority Revenue, FL:
Assured Guaranty Municipal Corp., 4.00%, 7/1/2038 (a)	730,000	759,844
Assured Guaranty Municipal Corp., 5.00%, 7/1/2030 (a)	2,035,000	2,303,471
Assured Guaranty Municipal Corp., 5.00%, 7/1/2033 (a)	1,055,000	1,200,011
City of Gainesville Utilities System Revenue, FL Series A, 5.00%, 10/1/2024	125,000	125,000
City of Jacksonville Revenue, FL:
Series A, 5.00%, 10/1/2025	2,000,000	2,044,484
Series A, 5.00%, 10/1/2033	1,035,000	1,135,795
Series A, 5.00%, 10/1/2034	500,000	547,518
Series B, 5.00%, 10/1/2028	500,000	524,174
City of Melbourne Water & Sewer Revenue, FL 5.00%, 11/15/2047	1,400,000	1,540,258
City of Miami Revenue, FL Series A, 5.00%, 3/1/2048	5,000,000	5,420,901
City of Port St. Lucie, Special Assessment, FL:
Build America Mutual Assurance Corp., 3.00%, 7/1/2037 (a)	410,000	383,144
Build America Mutual Assurance Corp., 3.00%, 7/1/2041 (a)	510,000	451,331
3.25%, 7/1/2045	125,000	109,538
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2037	5,000,000	5,846,954
City of Tallahassee Utility System Revenue, FL:
Series A, 5.00%, 10/1/2030	1,250,000	1,422,571
Series A, 5.00%, 10/1/2036	1,285,000	1,509,599
County of Broward Convention Center Hotel Revenue, FL 5.00%, 1/1/2040	6,200,000	6,819,378
County of Broward Tourist Development Tax Revenue, FL:
4.00%, 9/1/2037	3,160,000	3,266,147
Security Description	Principal Amount	Value
5.00%, 9/1/2025	$1,000,000	$1,015,789
County of Miami-Dade Revenue, FL Series B, 3.13%, 4/1/2037	230,000	218,794
County of Miami-Dade Transit System Revenue, FL:
3.13%, 7/1/2029	130,000	130,947
Series A, 4.00%, 7/1/2046	2,920,000	2,911,762
County of Miami-Dade Water & Sewer System Revenue, FL Series B, 5.00%, 10/1/2033	1,750,000	2,064,504
County of Miami-Dade, General Obligation, FL Series A, 5.00%, 7/1/2041	3,500,000	3,968,423
County of Sarasota Utility System Revenue, FL 5.25%, 10/1/2047	4,000,000	4,447,666
Florida Department of Environmental Protection Revenue, FL Series A, 5.00%, 7/1/2025	105,000	106,724
Florida Department of Management Services, Certificate Participation, FL:
Series A, 2.00%, 11/1/2038	725,000	553,731
Series A, 3.00%, 11/1/2035	1,000,000	958,605
Series A, 3.00%, 11/1/2037	950,000	901,030
Series A, 5.00%, 8/1/2025	170,000	173,021
Florida State Board of Governors Revenue, FL:
Series A, Build America Mutual Assurance Corp., 4.00%, 10/1/2045 (a)	1,235,000	1,241,237
Series A, Build America Mutual Assurance Corp., 4.13%, 10/1/2046 (a)	3,150,000	3,180,593
JEA Electric System Revenue, FL Series THREE 2024A, Assured Guaranty Corp., 5.00%, 10/1/2033 (a) (c)	1,000,000	1,164,107
JEA Water & Sewer System Revenue, FL:
Series A, 3.00%, 10/1/2037	500,000	474,315
Series A, 3.25%, 10/1/2035	100,000	98,140
Series A, 3.25%, 10/1/2036	250,000	243,268
Series A, 5.00%, 10/1/2035	1,000,000	1,168,347
Orange County School Board, Certificate Participation, FL Series D, 5.00%, 8/1/2032	110,000	112,033
Orlando Utilities Commission Revenue, FL:
Series A, 5.00%, 10/1/2040	1,280,000	1,453,669
Series A, 5.00%, 10/1/2041	1,800,000	2,031,082
Series A, 5.00%, 10/1/2042	4,000,000	4,494,726

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Palm Beach County School District, Certificate Participation, FL Series B, 5.25%, 8/1/2040	$2,000,000	$2,279,318
Sarasota County School Board, Certificate Participation, FL Series A, 5.00%, 7/1/2035	1,000,000	1,151,082
State of Florida Department of Transportation Turnpike System Revenue, FL:
Series B, 3.00%, 7/1/2043	725,000	639,343
Series C, 3.00%, 7/1/2046	8,870,000	7,470,107
Series A, 4.00%, 7/1/2043	4,700,000	4,794,761
State of Florida, General Obligation, FL:
Series B, 5.00%, 6/1/2028	1,815,000	1,985,070
Series B, 5.00%, 6/1/2029	5,215,000	5,819,152
Tampa Bay Water Revenue, FL Series A, 5.00%, 10/1/2046 (c)	1,000,000	1,118,332
		95,130,580
GEORGIA — 1.7%
City of Atlanta Airport Passenger Facility Charge Revenue, GA Series C, 5.00%, 7/1/2038	495,000	536,477
City of Atlanta Department of Aviation Revenue, GA Series A, 5.00%, 7/1/2047	4,000,000	4,365,992
City of Atlanta, General Obligation, GA:
Series A-1, 5.00%, 12/1/2031	3,385,000	3,919,030
Series A-1, 5.00%, 12/1/2032	2,000,000	2,346,294
County of DeKalb Water & Sewerage Revenue, GA:
5.00%, 10/1/2026	1,500,000	1,576,559
5.00%, 10/1/2030	5,000,000	5,696,573
5.00%, 10/1/2044	2,500,000	2,787,060
Georgia Ports Authority Revenue, GA 4.00%, 7/1/2046	1,235,000	1,232,971
Georgia State Road & Tollway Authority Revenue, GA Series A, 3.00%, 7/15/2048	2,000,000	1,696,237
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series A, 5.00%, 7/1/2037	1,335,000	1,567,478
Private Colleges & Universities Authority Revenue, GA:
Series B, 4.00%, 9/1/2036	2,000,000	2,081,811
Series A, 5.00%, 9/1/2029	1,245,000	1,396,473
Series B, 5.00%, 9/1/2033	3,000,000	3,554,445
Richmond County Board of Education, General Obligation, GA:
State Aid Withholding, 5.00%, 10/1/2025	3,000,000	3,067,324
State Aid Withholding, 5.00%, 10/1/2027	5,500,000	5,918,951
Security Description	Principal Amount	Value
State of Georgia, General Obligation, GA:
Series A, 4.00%, 7/1/2035	$3,275,000	$3,526,050
Series A, 5.00%, 8/1/2032	2,000,000	2,259,041
Series A-BIDDING GROUP 1, 5.00%, 7/1/2033	4,200,000	4,827,944
Series C-GRP 4, 5.00%, 7/1/2030	8,560,000	9,750,347
		62,107,057
HAWAII — 0.5%
City & County Honolulu Wastewater System Revenue, HI:
4.25%, 7/1/2042	1,000,000	1,049,806
4.50%, 7/1/2048	2,625,000	2,724,684
Series A, 5.00%, 7/1/2049	3,000,000	3,341,299
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 11/1/2029	2,750,000	3,088,430
Series D, 5.00%, 3/1/2026	2,700,000	2,794,639
County of Hawaii, General Obligation, HI:
4.00%, 9/1/2042	1,750,000	1,786,085
4.00%, 9/1/2043	1,250,000	1,269,641
State of Hawaii Airports System Revenue, HI Series D, 5.00%, 7/1/2029	1,000,000	1,110,230
State of Hawaii State Highway Fund Revenue, HI Series B, 5.00%, 1/1/2025	200,000	200,872
		17,365,686
IDAHO — 0.2%
Idaho Housing & Finance Association Revenue, ID:
Series A, 4.00%, 8/15/2049	1,000,000	999,664
Series A, 5.25%, 8/15/2048	4,445,000	4,986,986
Idaho State Building Authority Revenue, ID Series A, 5.00%, 6/1/2032 (c)	2,000,000	2,326,703
		8,313,353
ILLINOIS — 1.7%
Champaign County Community Unit School District No. 4 Champaign, General Obligation, IL Series A, 5.00%, 1/1/2034	1,160,000	1,227,531
Chicago Park District, General Obligation, IL:
Series C, Build America Mutual Assurance Corp., 4.00%, 1/1/2042 (a)	500,000	501,597
Series C, 5.00%, 1/1/2028	1,200,000	1,285,442
Series F-2, 5.00%, 1/1/2039	1,625,000	1,734,360

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Chicago Waterworks Revenue, IL:
Series B, Assured Guaranty Municipal Corp., 5.00%, 11/1/2037 (a)	$1,000,000	$1,120,777
Series B, Assured Guaranty Municipal Corp., 5.00%, 11/1/2039 (a)	3,340,000	3,715,467
County of Cook Sales Tax Revenue, IL:
5.00%, 11/15/2042	1,000,000	1,102,497
5.00%, 11/15/2043	1,000,000	1,098,468
Illinois Finance Authority Revenue, IL:
4.00%, 7/1/2025	385,000	388,344
5.00%, 7/1/2036	125,000	130,194
Series A, 5.00%, 10/1/2028	1,000,000	1,095,065
Series A, 5.00%, 4/1/2032	1,000,000	1,150,322
Series A, 5.00%, 4/1/2033	4,000,000	4,659,722
Series A, 5.00%, 10/1/2033	1,400,000	1,636,190
Series B, 5.00%, 4/1/2032	1,565,000	1,800,255
Illinois State Toll Highway Authority Revenue, IL:
Series A, 4.00%, 1/1/2046	615,000	609,701
Series A, 5.00%, 1/1/2030	1,225,000	1,365,237
Series A, 5.00%, 1/1/2032	2,875,000	3,272,765
Series A, 5.00%, 1/1/2033	2,000,000	2,311,757
Series A, 5.00%, 1/1/2034	2,765,000	3,221,683
Series A, 5.00%, 1/1/2036	1,200,000	1,404,198
Series A, 5.00%, 1/1/2037	3,000,000	3,492,932
Series A, 5.00%, 1/1/2038	1,000,000	1,160,034
Series A, 5.00%, 1/1/2041	1,000,000	1,127,449
Series A, 5.00%, 1/1/2042	1,750,000	1,957,969
Series A, 5.00%, 1/1/2043	1,275,000	1,402,219
Series B, 5.00%, 1/1/2036	215,000	222,107
Series C, 5.00%, 1/1/2036	215,000	215,969
Series A, 5.25%, 1/1/2043	1,000,000	1,133,208
Series A, 5.25%, 1/1/2045	2,705,000	3,046,837
Kendall Kane & Will Counties Community Unit School District No. 308, General Obligation, IL 4.00%, 2/1/2032	510,000	515,538
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2031	1,100,000	1,262,436
Sales Tax Securitization Corp. Revenue, IL:
Series A, 5.00%, 1/1/2030	6,500,000	7,191,542
Series A, 5.00%, 1/1/2033	2,740,000	3,126,033
Will County School District No. 86 Joliet, General Obligation, IL Build America Mutual Assurance Corp., 4.00%, 1/1/2049 (a)	2,250,000	2,181,959
		62,867,804
Security Description	Principal Amount	Value
INDIANA — 0.8%
Crown Point Multi School Building Corp. Revenue, IN State Intercept, 5.00%, 7/15/2034	$1,000,000	$1,114,414
Indiana Finance Authority Revenue, IN:
Series A, 4.00%, 2/1/2034	2,000,000	2,127,369
Series A, Build America Mutual Assurance Corp., 4.00%, 10/1/2046 (a)	500,000	502,753
Series 1, 5.00%, 10/1/2034	8,000,000	9,122,605
Series A, 5.00%, 2/1/2037	3,000,000	3,528,560
Series B, 5.00%, 2/1/2026	3,250,000	3,356,823
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series B, 5.25%, 2/1/2048	1,230,000	1,378,510
Series D, 6.00%, 2/1/2048	3,510,000	4,111,996
IPS Multi-School Building Corp. Revenue, IN:
State Intercept, 5.00%, 7/15/2033	1,100,000	1,244,744
State Intercept, 5.00%, 7/15/2035	1,250,000	1,400,876
		27,888,650
IOWA — 0.3%
Iowa Finance Authority Revenue, IA:
5.00%, 12/1/2050	2,000,000	2,340,813
Series A, 5.00%, 8/1/2034	500,000	566,423
Series A, 5.00%, 8/1/2035	2,790,000	3,270,417
Series A, 5.00%, 8/1/2047	5,000,000	5,466,409
		11,644,062
KANSAS — 0.2%
County of Johnson, General Obligation, KS Series A, 5.00%, 9/1/2029	550,000	590,290
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation, KS Series A, 3.00%, 10/1/2039	1,000,000	917,462
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2026	100,000	104,915
Series A, 5.00%, 9/1/2031	3,500,000	4,026,187
Series A, 5.00%, 9/1/2035	2,500,000	2,961,595
		8,600,449
KENTUCKY — 0.5%
Kentucky Asset Liability Commission Revenue, KY:
Series A, 5.00%, 9/1/2025	1,000,000	1,019,898
Series A, 5.00%, 9/1/2026	1,000,000	1,046,655

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Kentucky State Property & Building Commission Revenue, KY Series A, Assured Guaranty Municipal Corp., 5.00%, 11/1/2025 (a)	$3,000,000	$3,074,788
Kentucky Turnpike Authority Revenue, KY:
Series A, 5.00%, 7/1/2028	1,500,000	1,638,546
Series B, 5.00%, 7/1/2026	120,000	125,096
Louisville & Jefferson County Metropolitan Sewer District Revenue, KY:
Series A, 2.25%, 5/15/2043	700,000	501,389
Series A, 3.00%, 5/15/2044	1,000,000	841,999
Series C, 5.00%, 5/15/2026	2,550,000	2,654,595
Louisville/Jefferson County Metropolitan Government, General Obligation, KY Series A, 5.00%, 12/1/2039	4,560,000	5,261,781
University of Kentucky Revenue, KY:
Series A, State Intercept, 3.13%, 10/1/2037	360,000	343,074
Series A, State Intercept, 3.25%, 4/1/2039	255,000	240,375
		16,748,196
LOUISIANA — 0.6%
East Baton Rouge Sewerage Commission Revenue, LA Series A, 4.00%, 2/1/2038	630,000	641,926
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax Revenue, LA 5.25%, 7/15/2048	5,000,000	5,514,043
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series B, 5.00%, 5/1/2025	520,000	526,036
State of Louisiana Revenue, LA:
5.00%, 9/1/2025	3,000,000	3,060,242
Series A, 5.00%, 9/1/2027	560,000	600,046
State of Louisiana, General Obligation, LA:
Series A, 4.00%, 5/1/2041	3,500,000	3,611,104
Series A, 5.00%, 4/1/2027	2,875,000	3,058,557
Series A, 5.00%, 2/1/2028	2,000,000	2,169,321
Series E, 5.00%, 9/1/2031	1,950,000	2,245,966
		21,427,241
MAINE — 0.1%
Maine Municipal Bond Bank Revenue, ME:
Series A, 5.00%, 11/1/2034	1,000,000	1,197,283
Series A, 5.00%, 11/1/2035	2,000,000	2,384,020
		3,581,303
Security Description	Principal Amount	Value
MARYLAND — 2.6%
City of Baltimore Revenue, MD Series A, 4.00%, 7/1/2044	$2,000,000	$2,012,581
County of Baltimore, Certificate Participation, MD 5.00%, 3/1/2031	1,800,000	2,040,536
County of Baltimore, General Obligation, MD 5.00%, 3/1/2044	4,350,000	4,882,406
County of Montgomery, General Obligation, MD:
Series A, 2.00%, 8/1/2039	2,000,000	1,552,523
Series A, 3.00%, 8/1/2033	1,150,000	1,135,285
Series B, 4.00%, 11/1/2024	1,000,000	1,000,808
Series A, 5.00%, 8/1/2026	11,000,000	11,519,163
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 7/1/2027	3,500,000	3,750,452
Series A, 5.00%, 8/1/2033	4,050,000	4,806,668
Maryland Stadium Authority Revenue, MD:
Series A, 5.00%, 3/1/2035	2,000,000	2,299,702
Series A, 5.00%, 3/1/2036	2,000,000	2,289,936
Maryland State Transportation Authority Revenue, MD:
4.00%, 7/1/2045	2,525,000	2,528,318
Series A, 5.00%, 7/1/2038	2,680,000	3,124,960
Series A, 5.00%, 7/1/2039	2,445,000	2,826,015
State of Maryland Department of Transportation Revenue, MD Series A, 2.00%, 10/1/2034	5,465,000	4,651,818
State of Maryland, General Obligation, MD:
Series C, 4.00%, 3/1/2028	3,000,000	3,160,090
Series A, 5.00%, 8/1/2025	2,025,000	2,063,685
Series A, 5.00%, 3/15/2027	1,200,000	1,276,723
Series A, 5.00%, 3/15/2030	2,875,000	3,257,222
Series A, 5.00%, 8/1/2032	1,500,000	1,725,561
Series A, 5.00%, 6/1/2033	5,000,000	5,817,034
Series A, 5.00%, 6/1/2034	8,425,000	9,779,217
Series A-BIDDING GROUP 2, 5.00%, 6/1/2035	4,500,000	5,377,329
Series A-BIDDING GROUP 3, 5.00%, 6/1/2039	3,000,000	3,500,049
Series B, 5.00%, 8/1/2027	1,840,000	1,975,655
Washington Suburban Sanitary Commission Revenue, MD:
2.00%, 12/1/2044	2,000,000	1,386,602
4.00%, 6/1/2049	3,000,000	3,020,435
		92,760,773
MASSACHUSETTS — 3.8%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	4,780,000	5,199,775

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Cambridge, General Obligation, MA 5.00%, 2/15/2028	$2,285,000	$2,502,144
City of Waltham, General Obligation, MA 4.00%, 8/15/2049 (c)	1,000,000	1,000,931
Commonwealth of Massachusetts Transportation Fund Revenue, MA:
Series A, 5.00%, 6/1/2042	1,040,000	1,142,782
Series B, 5.00%, 6/1/2048	6,500,000	7,192,157
Commonwealth of Massachusetts, General Obligation, MA:
Series C, 2.00%, 9/1/2042	1,600,000	1,165,346
Series C, 2.38%, 9/1/2043	2,255,000	1,728,302
Series C, 2.38%, 9/1/2044	1,650,000	1,244,022
Series C, 2.38%, 9/1/2046	1,400,000	1,023,393
Series B, 2.50%, 3/1/2043	500,000	395,733
Series D, 3.00%, 11/1/2041	2,200,000	1,980,357
Series D, 3.00%, 11/1/2042	1,975,000	1,754,730
Series A, 5.00%, 1/1/2027	1,205,000	1,275,364
Series A, 5.00%, 10/1/2031	1,500,000	1,733,982
Series A, 5.00%, 3/1/2038	2,000,000	2,348,986
Series A, 5.00%, 1/1/2039	3,000,000	3,479,211
Series A, 5.00%, 3/1/2040	5,000,000	5,763,792
Series B, 5.00%, 10/1/2027	3,000,000	3,233,536
Series B, 5.00%, 10/1/2031	1,500,000	1,733,982
Series B, 5.00%, 11/1/2032	3,000,000	3,525,867
Series B, 5.00%, 11/1/2034	2,860,000	3,422,137
Series B, 5.00%, 11/1/2036	3,000,000	3,555,128
Series B, 5.00%, 5/1/2045	2,500,000	2,807,419
Series C, 5.00%, 8/1/2039	3,000,000	3,460,361
Series D, 5.00%, 11/1/2028	12,500,000	13,803,580
Series E, 5.00%, 11/1/2026	1,285,000	1,354,507
Series E, 5.00%, 11/1/2049	2,515,000	2,744,793
Series C, 5.25%, 10/1/2047	14,000,000	15,746,492
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
4.00%, 5/1/2025	2,260,000	2,274,780
Series A-1, 4.00%, 7/1/2048	9,000,000	8,971,452
Series A, 5.00%, 7/1/2034	1,560,000	1,877,200
Series A-1, 5.00%, 7/1/2025	1,115,000	1,134,061
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2032	3,250,000	3,811,972
5.00%, 2/1/2033	2,000,000	2,381,595
Series 25B, 5.00%, 2/1/2038	300,000	348,512
Series 25B, 5.00%, 2/1/2041	1,000,000	1,140,375
Series 25B, 5.00%, 2/1/2042	450,000	511,157
Massachusetts Development Finance Agency Revenue, MA:
Series B, 5.00%, 11/15/2032	10,000,000	11,928,812
Series FF, 5.00%, 10/1/2026	2,250,000	2,366,444
Series V, 5.00%, 7/1/2035	1,000,000	1,198,036
Security Description	Principal Amount	Value
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 2/15/2044	$1,115,000	$1,188,611
Massachusetts Water Resources Authority Revenue, MA Series B, 5.00%, 8/1/2038	1,500,000	1,669,829
Nauset Regional School District, General Obligation, MA 4.00%, 5/15/2049	1,000,000	989,625
		138,111,270
MICHIGAN — 1.2%
City of Lansing, General Obligation, MI:
Series B, Assured Guaranty Municipal Corp., 4.00%, 6/1/2038 (a)	4,375,000	4,591,377
Series B, Assured Guaranty Municipal Corp., 4.00%, 6/1/2039 (a)	2,250,000	2,334,329
Series B, Assured Guaranty Municipal Corp., 4.00%, 6/1/2040 (a)	2,500,000	2,581,995
Grand Rapids Public Schools, General Obligation, MI Assured Guaranty Municipal Corp., 5.00%, 5/1/2049 (a)	4,250,000	4,698,657
Great Lakes Water Authority Sewage Disposal System Revenue, MI Series C, 5.25%, 7/1/2048	1,400,000	1,577,566
Great Lakes Water Authority Water Supply System Revenue, MI:
Series A, 5.00%, 7/1/2038	1,180,000	1,361,737
Series B, 5.25%, 7/1/2048	1,500,000	1,690,249
Michigan State Building Authority Revenue, MI:
Series I, 4.00%, 10/15/2035	225,000	229,450
Series I, 5.00%, 10/15/2028	100,000	105,047
Series I, 5.00%, 4/15/2030	10,000	10,225
Series I, 5.00%, 10/15/2030	390,000	408,034
Series I, 5.00%, 4/15/2031	65,000	66,464
Series II, 5.00%, 10/15/2026	5,000,000	5,248,980
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2048	2,225,000	2,431,914
State of Michigan Trunk Line Revenue, MI:
Series A, 4.00%, 11/15/2041	3,500,000	3,564,913
Series A, 4.00%, 11/15/2044	1,910,000	1,923,673
Series B, 4.00%, 11/15/2038	1,615,000	1,671,329
Series B, 4.00%, 11/15/2045	6,860,000	6,873,306
State of Michigan, General Obligation, MI:
Series A, 3.00%, 5/15/2036	1,140,000	1,118,201

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 5/15/2040	$835,000	$859,588
		43,347,034
MINNESOTA — 1.5%
County of Hennepin, General Obligation, MN:
Series A, 5.00%, 12/1/2043	3,000,000	3,454,919
Series C, 5.00%, 12/15/2037	2,000,000	2,210,551
Elk River Independent School District No. 728, General Obligation, MN Series A, School District Credit Enhancement Program, 2.00%, 2/1/2034	845,000	720,628
Metropolitan Council, General Obligation, MN Series C, 5.00%, 12/1/2027	2,080,000	2,248,894
State of Minnesota, Certificate Participation, MN:
5.00%, 11/1/2038	10,000,000	11,549,834
5.00%, 11/1/2039	5,000,000	5,763,500
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 8/1/2025	1,360,000	1,385,188
Series A, 5.00%, 10/1/2028	205,000	220,955
Series A, 5.00%, 8/1/2032	5,960,000	6,988,067
Series B, 5.00%, 8/1/2027	7,425,000	7,967,947
Series B, 5.00%, 8/1/2035	2,000,000	2,393,936
Series D, 5.00%, 8/1/2026	3,000,000	3,140,547
Series D, 5.00%, 8/1/2027	2,500,000	2,682,810
University of Minnesota Revenue, MN Series A, 5.00%, 8/1/2031	1,000,000	1,151,948
White Bear Lake Independent School District No. 624, General Obligation, MN Series A, School District Credit Enhancement Program, 3.00%, 2/1/2031	1,000,000	1,003,149
		52,882,873
MISSISSIPPI — 0.1%
Mississippi Development Bank Revenue, MS Series A, 5.00%, 1/1/2031 (c)	1,000,000	1,128,274
State of Mississippi, General Obligation, MS Series A, 4.00%, 6/1/2036	1,000,000	1,041,176
		2,169,450
MISSOURI — 0.7%
City of Kansas City Sanitary Sewer System Revenue, MO Series A, 4.00%, 1/1/2049	3,500,000	3,458,108
Curators of the University of Missouri Revenue, MO:
5.00%, 11/1/2031	1,500,000	1,739,186
Series B, 5.00%, 11/1/2030	5,000,000	5,713,564
Security Description	Principal Amount	Value
Metropolitan St. Louis Sewer District Revenue, MO Series A, 5.00%, 5/1/2028	$305,000	$324,310
Missouri Highway & Transportation Commission Revenue, MO Series A, 5.00%, 5/1/2032	5,000,000	5,811,354
Missouri State Board of Public Buildings Revenue, MO:
Series B, 4.00%, 10/1/2028	1,065,000	1,125,767
Series B, 5.00%, 10/1/2027	5,670,000	6,088,263
St. Charles County Francis Howell R-III School District, General Obligation, MO 2.00%, 3/1/2040	1,500,000	1,115,031
		25,375,583
NEBRASKA — 0.3%
Omaha Public Power District Revenue, NE:
Series A, 4.00%, 2/1/2042	3,450,000	3,536,544
Series A, 5.25%, 2/1/2048	5,000,000	5,607,652
Series B, 5.25%, 2/1/2048	1,500,000	1,682,296
Omaha School District, General Obligation, NE 2.00%, 12/15/2042	2,045,000	1,412,156
		12,238,648
NEVADA — 0.7%
County of Clark Department of Aviation Revenue, NV Series A, 5.00%, 7/1/2032	3,000,000	3,470,253
County of Clark Revenue, NV 5.00%, 7/1/2026	5,000,000	5,214,063
County of Clark, General Obligation, NV:
Series C, 3.00%, 7/1/2035	800,000	781,022
Series C, 3.00%, 7/1/2039	500,000	454,669
5.00%, 6/1/2026	150,000	156,196
Series A, 5.00%, 6/1/2027	140,000	149,466
Series B, 5.00%, 11/1/2026	180,000	189,552
Las Vegas Valley Water District, General Obligation, NV:
Series A, 4.00%, 6/1/2041	1,550,000	1,597,336
Series A, 4.00%, 6/1/2042	2,230,000	2,288,081
Series A, 5.00%, 6/1/2045	2,205,000	2,446,428
State of Nevada Highway Improvement Revenue, NV 5.00%, 12/1/2026	310,000	322,438
State of Nevada, General Obligation, NV:
Series A, 5.00%, 5/1/2035	4,000,000	4,700,770
Series A, 5.00%, 5/1/2043	4,000,000	4,500,707
		26,270,981

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
NEW HAMPSHIRE — 0.1%
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series B-REMK 8/1/24, 3.30%, 6/1/2040 (b)	$1,510,000	$1,527,133
Build America Mutual Assurance Corp., 5.00%, 7/1/2028 (a)	1,700,000	1,848,855
		3,375,988
NEW JERSEY — 0.6%
Cherry Hill Township School District, General Obligation, NJ 4.00%, 8/1/2037	8,000,000	8,268,198
City of Ocean City, General Obligation, NJ 2.25%, 9/15/2033	1,500,000	1,335,400
Hudson County Improvement Authority Revenue, NJ 3.00%, 10/1/2039	1,980,000	1,840,889
New Jersey Educational Facilities Authority Revenue, NJ:
Series C, 2.00%, 3/1/2039	500,000	385,497
Series C, 2.00%, 3/1/2041	1,635,000	1,200,948
Series C, 4.00%, 3/1/2033	2,070,000	2,247,148
Series A2, 5.00%, 3/1/2041	3,000,000	3,472,513
Series C, 5.00%, 3/1/2044	2,500,000	2,859,635
		21,610,228
NEW MEXICO — 0.4%
New Mexico Finance Authority Revenue, NM Series A, 5.00%, 6/15/2027	3,750,000	4,008,245
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2025	3,765,000	3,827,669
Series A, 5.00%, 7/1/2026	2,600,000	2,715,423
Series A, 5.00%, 7/1/2031	1,910,000	2,192,791
		12,744,128
NEW YORK — 20.7%
Battery Park City Authority Revenue, NY Series B, 5.00%, 11/1/2037	1,030,000	1,218,074
City of New York, General Obligation, NY:
Series A, 3.00%, 8/1/2036	2,485,000	2,335,361
Series B-1, 3.00%, 10/1/2041	850,000	737,838
Series A-1, 4.00%, 8/1/2038	2,000,000	2,078,117
Series C, 4.00%, 8/1/2037	1,050,000	1,090,592
Series C, 4.00%, 8/1/2039	2,110,000	2,166,242
Series F1, 4.00%, 3/1/2047	1,000,000	992,087
Series 1, 5.00%, 8/1/2028	600,000	656,472
Series 1, 5.00%, 8/1/2034	1,900,000	2,216,354
Series A, 5.00%, 8/1/2030	5,000,000	5,647,471
Series A, 5.00%, 8/1/2031	5,000,000	5,720,140
Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2032	$2,000,000	$2,316,566
Series A-1, 5.00%, 8/1/2026	3,500,000	3,659,541
Series A-1, 5.00%, 9/1/2026	1,520,000	1,592,989
Series A-1, 5.00%, 8/1/2031	10,000,000	11,231,559
Series A-1, 5.00%, 8/1/2032	1,650,000	1,846,440
Series B-1, 5.00%, 8/1/2029	7,500,000	8,366,735
Series B-1, 5.00%, 8/1/2030	14,790,000	16,705,221
Series B-1, 5.00%, 8/1/2031	6,480,000	7,413,302
Series B-1, 5.00%, 10/1/2031	1,500,000	1,719,707
Series B-1, 5.00%, 8/1/2032	1,825,000	2,113,867
Series C, 5.00%, 8/1/2027	10,000,000	10,707,210
Series C, 5.00%, 8/1/2029	8,895,000	9,922,948
Series C-1, 5.00%, 8/1/2029	1,270,000	1,416,767
Series C-1, 5.00%, 9/1/2040	2,500,000	2,859,784
Series F-1, 5.00%, 8/1/2028	1,095,000	1,198,062
Series L-6, 5.00%, 4/1/2031	1,515,000	1,657,694
Series B-1, 5.25%, 10/1/2043	1,500,000	1,685,551
Series E1, 5.25%, 4/1/2044	13,530,000	15,235,834
County of Nassau, General Obligation, NY:
Series A, 5.00%, 4/1/2045	2,000,000	2,258,795
Series B, 5.00%, 4/1/2041	1,500,000	1,706,872
County of Westchester, General Obligation, NY Series A, 2.00%, 10/15/2034	6,410,000	5,323,726
Empire State Development Corp. Revenue, NY:
Series A, 3.00%, 3/15/2040	5,665,000	5,148,211
Series A, 3.00%, 3/15/2041	1,415,000	1,267,270
Series C, 3.00%, 3/15/2040	2,830,000	2,567,643
Series C, 3.00%, 3/15/2048	2,000,000	1,680,545
Series A, 4.00%, 3/15/2038	7,475,000	7,692,536
Series A, 4.00%, 3/15/2044	3,000,000	3,011,963
Series A, 4.00%, 3/15/2046	3,415,000	3,406,589
Series A, 4.00%, 3/15/2047	2,000,000	1,984,066
Series C, 4.00%, 3/15/2041	2,695,000	2,726,678
Series C, 4.00%, 3/15/2045	4,450,000	4,439,225
Series E, 4.00%, 3/15/2034	1,225,000	1,278,937
Series A, 5.00%, 3/15/2029	7,000,000	7,823,448
Series A, 5.00%, 9/15/2028	3,000,000	3,315,943
Series A, 5.00%, 3/15/2037	2,420,000	2,805,619
Series A, 5.00%, 3/15/2042	11,865,000	13,044,624
Series A, 5.00%, 3/15/2046	3,000,000	3,357,184
Series C, 5.00%, 3/15/2029	1,060,000	1,177,397
Series C, 5.00%, 3/15/2030	1,000,000	1,130,273
Series C, 5.00%, 3/15/2032	3,000,000	3,383,288
Series C, 5.00%, 3/15/2043	4,990,000	5,398,851
Series C, 5.00%, 3/15/2047	12,300,000	13,186,190
Hudson Yards Infrastructure Corp. Revenue, NY Series A, 4.00%, 2/15/2044	2,000,000	2,040,469
Metropolitan Transportation Authority Revenue, NY:
Series A, Build America Mutual Assurance Corp., 4.00%, 11/15/2048 (a)	3,075,000	3,046,252

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/15/2044	$695,000	$761,368
Series A, 5.25%, 11/15/2034	560,000	585,712
Series A, 5.25%, 11/15/2035	250,000	261,216
Monroe County Industrial Development Corp. Revenue, NY Series A, 5.00%, 7/1/2034	2,335,000	2,771,153
New York City Municipal Water Finance Authority Revenue, NY:
Series BB-1, 4.00%, 6/15/2045	5,355,000	5,377,137
Series DD, 4.13%, 6/15/2046	5,000,000	5,059,399
Series DD, 4.13%, 6/15/2047	5,000,000	5,056,299
Series AA-2-SUBORDINATE, 5.00%, 6/15/2032	1,200,000	1,371,591
Series BB, 5.00%, 6/15/2035	18,165,000	21,781,704
Series BB, 5.00%, 6/15/2036	2,985,000	3,513,714
Series CC-2, 5.00%, 6/15/2028	3,000,000	3,168,810
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2033	3,000,000	3,554,476
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2036	3,000,000	3,670,496
Series CC-SUBSERIES CC-2, 5.00%, 6/15/2046	2,000,000	2,227,829
Series DD, 5.00%, 6/15/2029	2,000,000	2,240,377
Series EE, 5.00%, 6/15/2031	1,310,000	1,509,823
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S-1-SUBSER, State Aid Withholding, 4.00%, 7/15/2037	6,430,000	6,717,707
Series S-1-SUBSER, State Aid Withholding, 5.00%, 7/15/2029	5,885,000	6,589,582
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series A, 3.00%, 11/1/2037	2,000,000	1,900,097
Series A, 3.00%, 11/1/2039	1,000,000	918,767
Series B-1, 3.00%, 8/1/2041	1,600,000	1,422,022
Series B-1, 3.00%, 8/1/2048	1,000,000	815,530
Series A-1, 4.00%, 11/1/2037	1,500,000	1,571,670
Series A-3, 4.00%, 5/1/2042	2,500,000	2,524,031
Series B-1, 4.00%, 8/1/2045	3,000,000	3,007,492
Series C, 4.00%, 2/1/2027	2,000,000	2,069,439
Series C-1, 4.00%, 2/1/2039	1,185,000	1,229,399
Series C-1, 4.00%, 5/1/2040	1,145,000	1,173,203
Series C-1, 4.00%, 5/1/2043	2,000,000	2,027,788
Series C-1, 4.00%, 5/1/2045	5,585,000	5,597,767
Series D-S, 4.00%, 11/1/2040	2,275,000	2,331,175
Series D-S, 4.00%, 11/1/2044	7,820,000	7,875,748
Series E-1, 4.00%, 2/1/2042	1,220,000	1,241,373
Series 1-REMK, 5.00%, 11/1/2028	1,065,000	1,169,476
Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2032	$2,000,000	$2,247,586
Series A-, 5.00%, 5/1/2035	3,935,000	4,558,914
Series A-, 5.00%, 5/1/2036	6,625,000	7,629,608
Series A-, 5.00%, 5/1/2038	1,000,000	1,143,401
Series A-, 5.00%, 5/1/2042	1,000,000	1,112,640
Series A-, 5.00%, 5/1/2045	2,735,000	3,006,898
Series A-, 5.00%, 5/1/2047	5,120,000	5,584,668
Series A-1, 5.00%, 11/1/2025	6,740,000	6,916,779
Series A-1, 5.00%, 8/1/2035	1,430,000	1,637,815
Series B-1, 5.00%, 8/1/2025	1,355,000	1,381,287
Series B-1, 5.00%, 11/1/2025	1,000,000	1,026,228
Series B-1, 5.00%, 11/1/2027	4,910,000	5,285,384
Series B-1, 5.00%, 8/1/2030	1,395,000	1,575,391
Series B-1, 5.00%, 8/1/2035	3,000,000	3,385,645
Series C-1, 5.00%, 11/1/2027	2,150,000	2,314,374
Series D-1, 5.00%, 11/1/2028	1,490,000	1,636,169
Series D-1, 5.00%, 11/1/2032	1,040,000	1,197,117
Series D-1, 5.00%, 11/1/2034	2,000,000	2,289,249
Series D-S, 5.00%, 11/1/2036	1,000,000	1,109,418
Series D-S, 5.00%, 11/1/2044	835,000	898,811
Series E-1, 5.00%, 11/1/2027	5,365,000	5,775,170
Series E-1, 5.00%, 11/1/2030	1,705,000	1,931,791
Series E-1, 5.00%, 11/1/2040	2,400,000	2,697,724
Series F-1, 5.00%, 11/1/2025	3,000,000	3,078,685
Series F-1, 5.00%, 2/1/2047	5,000,000	5,397,232
Series A-1, 5.25%, 8/1/2040	1,135,000	1,286,328
Series B-1, 5.25%, 11/1/2034	1,975,000	2,312,926
Series D-1, 5.25%, 11/1/2038	1,800,000	2,074,424
New York City Transitional Finance Authority Revenue, NY:
Series G-1, 4.00%, 5/1/2046	5,000,000	5,003,698
Series A-1, 5.00%, 11/1/2037	5,000,000	5,837,134
Series A-1, 5.00%, 11/1/2040	2,500,000	2,855,884
Series B, 5.00%, 5/1/2025	1,100,000	1,113,791
Series B, 5.00%, 5/1/2026	2,250,000	2,340,171
Series C, 5.00%, 5/1/2038	2,400,000	2,761,562
Series D-1, 5.00%, 11/1/2028	4,180,000	4,590,057
Series D-1, 5.00%, 11/1/2036	5,000,000	5,819,593
Series F-1, 5.00%, 2/1/2036	5,000,000	5,823,710
Series F-1, 5.00%, 2/1/2046	1,335,000	1,468,822
Series G-1, 5.00%, 5/1/2039	5,000,000	5,729,063
Series C, 5.50%, 5/1/2040	1,250,000	1,476,510
New York Liberty Development Corp. Revenue, NY Series 1WTC, 4.00%, 2/15/2043	1,500,000	1,503,809
New York Power Authority Revenue, NY:
Series A, Assured Guaranty Municipal Corp., 4.00%, 11/15/2040 (a)	3,795,000	3,954,985
Series A, 5.00%, 11/15/2032 (c)	2,000,000	2,353,945
Series A, 5.00%, 11/15/2042 (c)	1,000,000	1,150,431

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2029	$315,000	$316,293
Series A-GROUP 3, 3.00%, 3/15/2041	710,000	631,842
Series A, 3.25%, 2/15/2040	5,000	5,092
Series A, 4.00%, 3/15/2034	2,000,000	2,118,692
Series A, 4.00%, 3/15/2038	5,000,000	5,190,056
Series A, 4.00%, 7/1/2040	2,400,000	2,457,747
Series A, 4.00%, 3/15/2041	5,000,000	5,091,295
Series A, 4.00%, 3/15/2042	1,150,000	1,163,754
Series A, 4.00%, 3/15/2047	7,000,000	6,898,928
Series A-STATE PERSON, 4.00%, 3/15/2036	1,500,000	1,561,835
Series D, 4.00%, 2/15/2037	3,000,000	3,107,066
Series D, 4.00%, 2/15/2047	3,820,000	3,785,520
Series E, 4.00%, 3/15/2042	1,490,000	1,507,820
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2025 (a)	4,450,000	4,552,576
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2028 (a)	4,625,000	5,085,078
Series A, 5.00%, 3/15/2029	5,155,000	5,749,812
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2029 (a)	2,000,000	2,243,070
Series A, 5.00%, 3/15/2031	4,680,000	5,344,728
Series A, 5.00%, 7/1/2032	125,000	130,646
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2032 (a)	3,500,000	4,061,646
Series A, 5.00%, 3/15/2033	3,500,000	4,097,791
Series A, Assured Guaranty Municipal Corp., 5.00%, 10/1/2033 (a)	4,500,000	4,967,579
Series A, 5.00%, 3/15/2035	1,000,000	1,163,162
Series A, 5.00%, 3/15/2036	1,000,000	1,157,315
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2036 (a)	2,000,000	2,294,240
Series A, 5.00%, 3/15/2038	5,000,000	5,857,095
Series A, 5.00%, 3/15/2039	1,000,000	1,135,235
Series A, 5.00%, 3/15/2049	5,000,000	5,522,536
Series A-1, 5.00%, 3/15/2029	3,000,000	3,338,950
Series A-1, 5.00%, 3/15/2036	3,000,000	3,479,266
Series A-1, 5.00%, 3/15/2045	3,000,000	3,310,562
Series A-GROUP 3, 5.00%, 3/15/2043	1,245,000	1,318,462
Series B, 5.00%, 10/1/2030	260,000	270,183
Series D, 5.00%, 2/15/2030	2,660,000	2,994,185
Series E, 5.00%, 3/15/2031	1,730,000	1,975,722
Series E, 5.00%, 3/15/2032	1,285,000	1,486,606
Security Description	Principal Amount	Value
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 4.00%, 6/15/2045	$500,000	$501,559
Series A, 4.00%, 6/15/2047	2,215,000	2,238,758
Series B, 4.00%, 10/15/2045	1,500,000	1,522,228
Series B-SUB, 4.00%, 6/15/2037	2,000,000	2,078,276
Series A, 5.00%, 5/15/2032	1,450,000	1,700,832
Series A, 5.00%, 6/15/2046	5,000,000	5,617,517
Series B, 5.00%, 6/15/2026	5,000,000	5,225,831
New York State Thruway Authority Revenue, NY:
Series A-1-GROUP 3, 3.00%, 3/15/2048	2,000,000	1,636,076
Series A-1-GROUP 3, 3.00%, 3/15/2049	2,000,000	1,622,964
Series A-1-GROUP 2, 4.00%, 3/15/2039	5,000,000	5,129,019
5.00%, 3/15/2041	11,000,000	12,287,445
Series A-1- GROUP 1, 5.00%, 3/15/2030	1,950,000	2,197,659
Series A-BID GRP 1, 5.00%, 3/15/2029	2,850,000	3,156,734
Series A-BID GRP 2, 5.00%, 3/15/2039	2,000,000	2,261,666
Port Authority of New York & New Jersey Revenue, NY:
Series 230TH, 4.00%, 12/1/2028	2,000,000	2,129,299
Series 230TH, 4.00%, 12/1/2030	750,000	811,418
Series 240, 5.00%, 7/15/2041	2,000,000	2,269,868
Series 240, 5.00%, 7/15/2044	2,000,000	2,231,620
Series 241, 5.00%, 7/15/2040	1,140,000	1,302,989
Series 241, 5.00%, 7/15/2041	1,500,000	1,702,401
Series 241, 5.00%, 7/15/2048	2,000,000	2,203,260
Series 243, 5.00%, 12/1/2026	2,000,000	2,112,865
Series 243, 5.00%, 12/1/2033	3,500,000	4,144,329
Series 243, 5.00%, 12/1/2036	1,645,000	1,924,094
Series 244, 5.00%, 7/15/2038	2,310,000	2,705,530
Series 244, 5.00%, 7/15/2045	1,145,000	1,285,190
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2032	1,500,000	1,768,052
Series A, 5.00%, 3/15/2034	4,325,000	5,161,407
Triborough Bridge & Tunnel Authority Revenue, NY:
Series C-2, Zero Coupon, 5/15/2033	1,575,000	1,172,279
Series A, 4.00%, 11/15/2033	1,395,000	1,518,011
Series C, 4.00%, 11/15/2041	2,000,000	2,023,847
Series C, 4.00%, 11/15/2042	1,130,000	1,140,964
Series A, 5.00%, 11/15/2027	1,500,000	1,619,806
Series A, 5.00%, 11/15/2031	2,675,000	3,099,392
Series A-2, 5.00%, 11/15/2035	5,000,000	5,943,803
Series A-2, 5.00%, 11/15/2038	5,315,000	6,213,781

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 5/15/2027	$1,250,000	$1,334,031
Series B, 5.00%, 11/15/2028	10,865,000	11,923,221
Series B, 5.00%, 11/15/2030	5,255,000	5,973,510
Series B-2, 5.00%, 5/15/2031	4,000,000	4,581,150
Series C, 5.00%, 11/15/2030	1,570,000	1,794,092
Series C, 5.00%, 11/15/2034	3,000,000	3,605,812
Series C, 5.00%, 11/15/2038	3,000,000	3,456,061
Series C, 5.00%, 5/15/2042	1,785,000	1,977,070
Series C, 5.25%, 5/15/2041	2,140,000	2,433,215
Triborough Bridge & Tunnel Authority Sales Tax Revenue, NY:
Series A, 5.00%, 5/15/2042	2,225,000	2,480,602
Series A, 5.00%, 5/15/2046	2,000,000	2,195,839
Series A, 5.00%, 5/15/2047	1,000,000	1,093,894
Series A-1, 5.00%, 5/15/2045	3,750,000	4,189,613
Trust for Cultural Resources of The City of New York Revenue, NY Series 1E, 4.00%, 4/1/2030	400,000	413,376
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2033	1,045,000	1,204,391
Series 1, 5.00%, 12/15/2033	2,000,000	2,323,335
Series 2, 5.00%, 12/15/2038	1,000,000	1,189,385
Series 2, 5.00%, 12/15/2042	1,590,000	1,835,577
Series TE, 5.00%, 12/15/2038	3,000,000	3,489,901
Series TE, 5.00%, 12/15/2039	7,645,000	8,828,105
		751,434,650
NORTH CAROLINA — 1.4%
City of Charlotte Airport Revenue, NC:
Series A, 5.00%, 7/1/2028	1,230,000	1,345,970
Series A, 5.00%, 7/1/2041	2,000,000	2,234,358
Series A, 5.00%, 7/1/2048	2,000,000	2,200,776
City of Charlotte Storm Water Revenue, NC 4.00%, 12/1/2049	1,000,000	1,010,300
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2034	1,000,000	1,203,333
5.00%, 7/1/2037	2,250,000	2,670,763
5.00%, 7/1/2039	2,500,000	2,928,557
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2033	2,000,000	2,354,303
City of Raleigh Combined Enterprise System Revenue, NC:
4.00%, 9/1/2044	3,000,000	3,062,555
5.00%, 9/1/2033	1,000,000	1,188,892
City of Raleigh Revenue, NC 5.00%, 10/1/2033	3,250,000	3,839,765
County of Alamance, General Obligation, NC 5.00%, 5/1/2025	3,000,000	3,037,594
Security Description	Principal Amount	Value
County of Durham Revenue, NC Series A, 5.00%, 6/1/2043	$1,285,000	$1,441,427
County of Mecklenburg, General Obligation, NC 5.00%, 9/1/2030	2,000,000	2,283,017
County of Wake, General Obligation, NC:
Series A, 5.00%, 2/1/2030	1,500,000	1,696,910
Series A, 5.00%, 5/1/2037	5,000,000	5,826,197
North Carolina Turnpike Authority Revenue, NC 5.00%, 1/1/2036	2,605,000	3,066,090
State of North Carolina Revenue, NC 5.00%, 3/1/2028	2,000,000	2,167,813
State of North Carolina, General Obligation, NC Series A, 5.00%, 6/1/2028	1,210,000	1,324,460
University of North Carolina at Chapel Hill Revenue, NC Series B, 5.00%, 12/1/2038	1,500,000	1,705,815
Water & Sewer Authority of Cabarrus County Revenue, NC 4.00%, 6/1/2049	4,000,000	3,996,678
		50,585,573
NORTH DAKOTA — 0.1%
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2040	2,000,000	2,323,066
OHIO — 1.9%
City of Columbus, General Obligation, OH:
Series 1-REF, 5.00%, 2/15/2028	2,500,000	2,715,969
Series A, 5.00%, 8/15/2028	2,500,000	2,746,203
Series A, 5.00%, 8/15/2041	1,500,000	1,729,866
County of Cuyahoga Sales Tax Revenue, OH Series A, 4.00%, 1/1/2030	2,465,000	2,619,801
Cuyahoga Community College District, General Obligation, OH:
5.00%, 12/1/2027	400,000	416,694
5.00%, 12/1/2037	600,000	620,555
Ohio State University Revenue, OH:
Series A, 3.00%, 12/1/2044	2,325,000	1,999,513
Series B, 5.00%, 12/1/2033	3,750,000	4,429,252
Series C, 5.25%, 12/1/2046	5,000,000	5,670,587
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2046	5,000,000	5,417,949
Ohio Water Development Authority Revenue, OH Series A, 5.00%, 12/1/2039	7,500,000	8,726,864

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series B, 3.00%, 12/1/2033	$2,685,000	$2,674,832
Series A, 5.00%, 12/1/2030	1,375,000	1,570,814
Series B, 5.00%, 12/1/2026	3,000,000	3,168,788
Series B, 5.00%, 12/1/2036	2,000,000	2,360,016
Series B, 5.00%, 12/1/2039	1,250,000	1,434,946
Series C, 5.00%, 6/1/2030	1,750,000	1,985,113
Series C, 5.00%, 12/1/2033	2,665,000	3,149,587
Olentangy Local School District, General Obligation, OH Series A, 4.00%, 12/1/2026	3,440,000	3,555,546
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2033	1,000,000	1,124,730
Series 2024-1, 5.00%, 12/15/2035	3,000,000	3,540,833
Series C, 5.00%, 12/1/2028	230,000	242,216
State of Ohio, General Obligation, OH:
Series B, 5.00%, 8/1/2026	4,000,000	4,191,076
Series T, 5.00%, 11/1/2028	400,000	425,671
Series Y, 5.00%, 5/1/2033	1,000,000	1,181,571
Series Y, 5.00%, 5/1/2034	750,000	887,572
Series Y, 5.00%, 5/1/2035	750,000	884,489
Series Y, 5.00%, 5/1/2036	1,000,000	1,173,675
		70,644,728
OKLAHOMA — 0.4%
Creek County Educational Facilities Authority Revenue, OK Build America Mutual Assurance Corp., 4.00%, 9/1/2044 (a)	3,905,000	3,917,043
Oklahoma Capitol Improvement Authority Revenue, OK Series A, 5.00%, 7/1/2030	1,000,000	1,128,560
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	5,000,000	5,036,776
Oklahoma Industries Authority Revenue, OK:
5.00%, 4/1/2033	2,000,000	2,316,371
5.00%, 4/1/2034	1,000,000	1,171,300
Oklahoma Water Resources Board Revenue, OK 5.00%, 4/1/2049	1,100,000	1,225,318
		14,795,368
OREGON — 1.3%
City of Portland Sewer System Revenue, OR:
Series A, 2.50%, 6/15/2033	325,000	300,100
Security Description	Principal Amount	Value
Series A, 3.00%, 3/1/2035	$770,000	$754,724
Series A, 5.00%, 12/1/2040	5,000,000	5,664,857
Hillsboro School District No. 1J, General Obligation, OR:
School Bond Guaranty, 4.00%, 6/15/2035	700,000	732,171
School Bond Guaranty, 4.00%, 6/15/2036	1,020,000	1,060,935
Multnomah County School District No. 1 Portland, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2025	1,615,000	1,639,206
Oregon State Lottery Revenue, OR Series A, 5.00%, 4/1/2043	2,100,000	2,391,472
Portland Community College District, General Obligation, OR:
5.00%, 6/15/2029	500,000	521,336
5.00%, 6/15/2030	660,000	687,487
5.00%, 6/15/2032	500,000	519,801
5.00%, 6/15/2033	500,000	519,546
Salem-Keizer School District No. 24J, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,995,000	1,036,257
Series A, School Bond Guaranty, Zero Coupon, 6/15/2040	2,850,000	1,392,628
Series B, School Bond Guaranty, 5.00%, 6/15/2032 (b)	635,000	714,446
State of Oregon Department of Transportation Revenue, OR:
5.00%, 5/15/2036	2,250,000	2,642,328
Series A, 5.00%, 11/15/2034	3,000,000	3,594,647
Series A, 5.00%, 11/15/2042	7,500,000	8,460,089
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2040	8,000,000	9,158,231
Series A, 5.00%, 5/1/2029	1,000,000	1,113,555
Series A, 5.00%, 5/1/2039	2,625,000	3,021,498
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation, OR:
Series A, School Bond Guaranty, Zero Coupon, 6/15/2039	1,955,000	1,035,179
Series A, School Bond Guaranty, Zero Coupon, 6/15/2041	2,500,000	1,179,058

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, School Bond Guaranty, Zero Coupon, 6/15/2042	$2,000,000	$892,474
		49,032,025
PENNSYLVANIA — 1.7%
Commonwealth of Pennsylvania, General Obligation, PA:
Series 2020, 2.00%, 5/1/2039	1,475,000	1,093,124
Series 1ST, 4.00%, 5/15/2033	6,955,000	7,465,391
5.00%, 7/15/2025	3,000,000	3,051,949
5.00%, 10/1/2027	3,000,000	3,230,326
5.00%, 10/1/2031	1,385,000	1,597,662
Series FIRST, 5.00%, 9/1/2026	3,000,000	3,145,147
Series FIRST, 5.00%, 9/1/2028	5,000,000	5,490,632
County of Montgomery, General Obligation, PA Series A, 5.00%, 10/1/2035	5,000,000	5,696,306
Pennsylvania Economic Development Financing Authority Revenue, PA 5.00%, 8/1/2049	2,525,000	2,813,020
Pennsylvania Higher Educational Facilities Authority Revenue, PA Series AT-1, 5.00%, 6/15/2025	100,000	101,448
Pennsylvania State University Revenue, PA:
5.00%, 9/1/2042	3,000,000	3,381,591
5.25%, 9/1/2048	2,000,000	2,253,707
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Series A, 5.00%, 12/1/2046	625,000	682,305
Pennsylvania Turnpike Commission Revenue, PA:
Series C, 4.00%, 12/1/2040	1,400,000	1,431,781
Series 1ST, 5.00%, 12/1/2040	4,055,000	4,646,062
Series A, 5.00%, 12/1/2037	1,000,000	1,155,054
Series A, 5.00%, 12/1/2038	1,500,000	1,722,899
Series A, 5.00%, 12/1/2041	3,000,000	3,395,927
Series B, 5.00%, 12/1/2046	1,035,000	1,124,019
Series C, 5.00%, 12/1/2045	3,500,000	3,925,284
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 5.00%, 2/15/2034	5,000,000	5,950,417
		63,354,051
Security Description	Principal Amount	Value
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp. Revenue, RI Series D, Build America Mutual Assurance Corp., State Aid Withholding, 4.00%, 5/15/2040 (a)	$550,000	$562,960
State of Rhode Island, General Obligation, RI:
Series A, 5.00%, 12/1/2034	3,600,000	4,242,378
Series A, 5.00%, 12/1/2035	1,000,000	1,172,612
		5,977,950
SOUTH CAROLINA — 0.5%
Beaufort County School District, General Obligation, SC Series C, 4.00%, 3/1/2035	1,000,000	1,045,352
Lancaster County Public Facilities Corp. Revenue, SC 5.00%, 6/1/2042	1,250,000	1,351,387
Lexington County School District No. 2, General Obligation, SC 3.00%, 3/1/2038	125,000	116,190
Richland County School District No. 2, General Obligation, SC:
Series A, 5.00%, 3/1/2036	1,110,000	1,272,102
Series A, 5.00%, 3/1/2039	5,000,000	5,631,277
South Carolina Transportation Infrastructure Bank Revenue, SC Series B, 5.00%, 10/1/2025	5,000,000	5,116,750
State of South Carolina, General Obligation, SC Series A, 5.00%, 4/1/2025	2,500,000	2,525,746
		17,058,804
SOUTH DAKOTA — 0.0% (d)
South Dakota Conservancy District Revenue, SD Series A, 5.00%, 8/1/2046	1,000,000	1,118,530
TENNESSEE — 0.7%
City of Memphis, General Obligation, TN 4.00%, 5/1/2035	750,000	792,019
County of Shelby, General Obligation, TN Series B, 4.00%, 4/1/2039	2,000,000	2,057,482
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN 5.00%, 10/1/2035	1,125,000	1,334,030
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN:
Series A, 5.00%, 5/15/2035	1,000,000	1,184,057
Series A, 5.00%, 5/15/2036	1,000,000	1,178,044

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Government of Nashville & Davidson County, General Obligation, TN Series B, 4.00%, 1/1/2027	$5,000,000	$5,171,254
New Memphis Arena Public Building Authority Revenue, TN:
Zero Coupon, 4/1/2027 (e)	1,325,000	1,258,183
Zero Coupon, 4/1/2032	1,500,000	1,129,228
Zero Coupon, 4/1/2034	3,300,000	2,270,547
Zero Coupon, 4/1/2035	760,000	498,846
Zero Coupon, 4/1/2041	2,015,000	960,720
State of Tennessee, General Obligation, TN:
Series A, 5.00%, 5/1/2026	4,000,000	4,160,304
Series A, 5.00%, 5/1/2027	4,000,000	4,268,172
		26,262,886
TEXAS — 13.1%
Alamo Community College District, General Obligation, TX:
5.00%, 8/15/2026	125,000	130,954
5.00%, 2/15/2027	1,885,000	1,997,626
Aldine Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2030 (a)	215,000	226,722
Arlington Higher Education Finance Corp. Revenue, TX Series A, Permanent School Fund, 3.00%, 2/15/2046 (a)	1,500,000	1,220,594
Austin Independent School District, General Obligation, TX:
Permanent School Fund, 1.88%, 8/1/2038 (a)	1,450,000	1,125,744
Permanent School Fund, 4.00%, 8/1/2033 (a)	3,700,000	3,844,357
Permanent School Fund, 5.00%, 8/1/2033 (a)	1,880,000	2,204,687
Permanent School Fund, 5.00%, 8/1/2041 (a)	2,500,000	2,800,435
Barbers Hill Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (a) (c)	2,500,000	2,468,438
Bexar County Hospital District, General Obligation, TX 5.00%, 2/15/2032	2,000,000	2,273,089
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2030	1,500,000	1,700,077
Series A, 5.00%, 8/15/2032	1,530,000	1,779,811
Series A, 5.00%, 8/15/2043	8,000,000	8,838,765
Series E, 5.00%, 8/15/2026	140,000	146,471
Series E, 5.00%, 8/15/2027	100,000	107,161
Security Description	Principal Amount	Value
Cedar Hill Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2036 (a)	$2,000,000	$2,331,012
Permanent School Fund, 5.00%, 2/15/2037 (a)	2,895,000	3,348,695
Celina Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (a)	2,000,000	1,983,910
City of Austin Electric Utility Revenue, TX 5.00%, 11/15/2028	1,785,000	1,964,341
City of Austin Water & Wastewater System Revenue, TX:
5.00%, 11/15/2027	1,490,000	1,607,452
5.00%, 11/15/2047	3,185,000	3,479,737
City of Austin, General Obligation, TX:
5.00%, 9/1/2032	2,370,000	2,746,474
5.00%, 9/1/2033	2,000,000	2,344,438
5.00%, 9/1/2035	1,000,000	1,164,593
5.00%, 9/1/2039	2,000,000	2,250,198
City of Celina, General Obligation, TX 4.13%, 9/1/2048	5,220,000	5,177,072
City of Dallas Waterworks & Sewer System Revenue, TX:
Series C, 3.00%, 10/1/2046	5,110,000	4,270,829
Series C, 4.00%, 10/1/2035	1,000,000	1,046,435
Series C, 5.00%, 10/1/2032	1,500,000	1,684,202
City of Dallas, General Obligation, TX:
5.00%, 2/15/2030	1,430,000	1,598,572
Series A, 5.00%, 2/15/2028	3,000,000	3,240,174
Series B, 5.00%, 2/15/2028	1,590,000	1,717,292
City of Denton, General Obligation, TX 5.00%, 2/15/2038	3,000,000	3,456,528
City of El Paso Water & Sewer Revenue, TX Series A, 4.00%, 3/1/2041	6,500,000	6,576,412
City of Garland, General Obligation, TX 4.00%, 2/15/2044	2,750,000	2,762,279
City of Houston Combined Utility System Revenue, TX:
Series A, 3.00%, 11/15/2040	1,500,000	1,341,143
Series C, 3.00%, 11/15/2047	1,770,000	1,435,833
Series A, 5.00%, 11/15/2032	1,270,000	1,474,844
Series A, 5.00%, 11/15/2033	1,610,000	1,808,932
Series A, 5.00%, 11/15/2034	5,000,000	5,899,575
Series B, 5.00%, 11/15/2026	300,000	315,862

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2025	$365,000	$368,162
Series A, 5.00%, 3/1/2040	1,575,000	1,771,016
Series A, 5.25%, 3/1/2042	1,750,000	1,969,262
Series A, 5.25%, 3/1/2043	1,850,000	2,076,664
City of New Braunfels Utility System Revenue, TX 3.00%, 7/1/2045	885,000	743,825
City of San Antonio Electric & Gas Systems Revenue, TX:
1.75%, 2/1/2049 (b)	545,000	532,856
3.00%, 2/1/2037	2,040,000	1,917,158
4.00%, 2/1/2043	2,000,000	2,027,606
5.00%, 2/1/2025	125,000	125,747
5.00%, 2/1/2034	3,000,000	3,299,257
5.00%, 2/1/2038	1,915,000	2,137,391
Series A, 5.00%, 2/1/2033	1,000,000	1,121,446
Series A, 5.00%, 2/1/2040	1,385,000	1,572,666
Series B, 5.00%, 2/1/2033	1,000,000	1,158,930
Series B, 5.00%, 2/1/2040	2,000,000	2,270,998
Series C, 5.00%, 2/1/2032	2,500,000	2,870,694
Series C, 5.00%, 2/1/2033	2,000,000	2,317,859
Series C, 5.00%, 2/1/2034	2,000,000	2,336,459
Series C, 5.00%, 2/1/2040	1,000,000	1,135,499
City of San Antonio, General Obligation, TX:
4.00%, 8/1/2036	2,790,000	2,928,449
5.00%, 2/1/2026	3,800,000	3,924,383
5.00%, 2/1/2027	6,000,000	6,348,367
City of Waco, General Obligation, TX Series A, 5.00%, 2/1/2041	2,250,000	2,514,976
Clear Creek Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2036 (a)	3,000,000	3,512,587
Clifton Higher Education Finance Corp. Revenue, TX:
Permanent School Fund, 5.00%, 8/15/2033 (a)	1,465,000	1,661,522
Permanent School Fund, 5.00%, 8/15/2034 (a)	2,500,000	2,824,237
Collin County Community College District, General Obligation, TX:
Series A, 4.00%, 8/15/2037	1,905,000	1,966,530
Series A, 5.00%, 8/15/2029	1,865,000	2,079,530
Community Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2048 (a)	4,775,000	5,221,567
Conroe Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 3.00%, 2/15/2041 (a)	500,000	455,277
Security Description	Principal Amount	Value
Permanent School Fund, 4.00%, 2/15/2049 (a)	$1,500,000	$1,471,968
Corpus Christi Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2030 (a)	1,845,000	2,013,851
County of Collin, General Obligation, TX:
5.00%, 2/15/2031	4,000,000	4,566,430
5.00%, 2/15/2032	3,000,000	3,465,558
County of Harris Revenue, TX Series A, 5.00%, 8/15/2026	185,000	193,570
County of Harris Toll Road Revenue, TX:
Series A, 4.00%, 8/15/2049	1,130,000	1,114,879
Series A-FIRST LIEN, 5.00%, 8/15/2029	1,160,000	1,294,117
County of Harris, General Obligation, TX:
4.00%, 9/15/2049	2,120,000	2,084,844
5.00%, 9/15/2038	2,000,000	2,318,051
Series A, 5.00%, 10/1/2025	350,000	357,683
County of Travis, General Obligation, TX 5.00%, 3/1/2036	3,000,000	3,497,807
County of Williamson, General Obligation, TX:
4.00%, 2/15/2040	500,000	509,750
5.00%, 2/15/2032	1,230,000	1,345,859
5.00%, 2/15/2039	2,250,000	2,578,717
5.00%, 2/15/2040	3,360,000	3,828,441
Crowley Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/1/2048 (a)	1,400,000	1,527,410
Permanent School Fund, 5.00%, 2/1/2049 (a)	3,570,000	3,928,041
Cypress-Fairbanks Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2030 (a)	1,480,000	1,664,729
Series A, Permanent School Fund, 5.00%, 2/15/2032 (a)	1,000,000	1,135,628
Series A, Permanent School Fund, 5.00%, 2/15/2036 (a)	2,000,000	2,303,080
Series A, Permanent School Fund, 5.00%, 2/15/2039 (a)	2,000,000	2,275,998
Dallas Area Rapid Transit Revenue, TX Series A, 5.00%, 12/1/2035	225,000	231,048
Dallas College, General Obligation, TX:
5.00%, 2/15/2029	1,235,000	1,357,255
5.00%, 2/15/2035	2,000,000	2,032,915

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Dallas Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2027 (a)	$1,000,000	$1,059,986
Permanent School Fund, 5.00%, 2/15/2038 (a)	5,475,000	6,232,040
Permanent School Fund, 5.00%, 2/15/2039 (a)	4,500,000	5,113,891
Del Valle Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 6/15/2032 (a)	2,760,000	3,143,251
Permanent School Fund, 5.00%, 6/15/2036 (a)	2,655,000	2,972,148
Denton Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2034 (a)	3,500,000	4,095,329
Permanent School Fund, 5.00%, 8/15/2035 (a)	1,750,000	2,040,077
Dickinson Independent School District, General Obligation, TX Permanent School Fund, 2.00%, 2/15/2046 (a)	1,000,000	650,482
Dripping Springs Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2032 (a)	4,500,000	5,185,327
Forney Independent School District, General Obligation, TX:
Series B, Permanent School Fund, 5.00%, 8/15/2033 (a)	1,945,000	2,210,962
Series B, Permanent School Fund, 5.00%, 8/15/2035 (a)	2,700,000	3,049,318
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund, 4.00%, 8/1/2054 (a) (b)	3,335,000	3,437,139
Fort Worth Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2041 (a)	2,355,000	2,646,969
Series A, Permanent School Fund, 5.00%, 2/15/2029 (a)	2,400,000	2,651,175
Frisco Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2038 (a)	2,850,000	3,306,318
Galena Park Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 8/15/2049 (a) (c)	1,000,000	832,774
Security Description	Principal Amount	Value
Galveston Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/1/2047 (a)	$2,000,000	$1,978,200
Garland Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2039 (a)	2,000,000	2,263,399
Series A, Permanent School Fund, 5.00%, 2/15/2040 (a)	1,000,000	1,125,691
Series A, Permanent School Fund, 5.00%, 2/15/2041 (a)	1,000,000	1,119,649
Goose Creek Consolidated Independent School District, General Obligation, TX Permanent School Fund, 2.13%, 2/15/2045 (a)	1,000,000	686,830
Greater Texoma Utility Authority Revenue, TX Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2049 (a) (c)	1,780,000	1,906,386
Harris County Flood Control District, General Obligation, TX:
Series A, 3.00%, 10/1/2038	625,000	588,147
Series A, 4.00%, 9/15/2041	3,000,000	3,066,885
Series A, 5.00%, 10/1/2026	1,375,000	1,445,755
Series A, 5.00%, 9/15/2036	1,000,000	1,157,205
Series A, 5.00%, 9/15/2040	3,335,000	3,771,145
Hays Consolidated Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2029 (a)	1,400,000	1,547,131
Permanent School Fund, 5.00%, 2/15/2048 (a)	6,950,000	7,537,030
Houston Higher Education Finance Corp. Revenue, TX 5.00%, 5/15/2034	3,000,000	3,579,994
Hurst-Euless-Bedford Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2032 (a)	5,000,000	5,798,674
Series A, 5.00%, 8/15/2028	140,000	149,273
Irving Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2037 (a)	1,620,000	1,844,014
Judson Independent School District, General Obligation, TX:
Permanent School Fund, 4.00%, 2/1/2049 (a)	3,000,000	2,958,101
Permanent School Fund, 5.00%, 2/1/2025 (a)	225,000	226,357

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Katy Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2045 (a)	$1,520,000	$1,523,357
Lamar Consolidated Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 3.00%, 2/15/2036 (a)	1,300,000	1,246,775
Permanent School Fund, 4.00%, 2/15/2047 (a)	1,325,000	1,325,483
5.00%, 2/15/2035	1,065,000	1,230,344
Permanent School Fund, 5.00%, 2/15/2041 (a)	660,000	745,318
Leander Independent School District, General Obligation, TX Series A, Permanent School Fund, Zero Coupon, 8/16/2044 (a)	25,000	11,476
Lewisville Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2032 (a)	2,750,000	3,182,943
Liberty Hill Independent School District, General Obligation, TX:
Permanent School Fund, 3.00%, 2/1/2037 (a)	1,500,000	1,407,533
Permanent School Fund, 3.00%, 2/1/2039 (a)	2,425,000	2,200,527
Longview Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2049 (a)	2,000,000	1,968,675
Lower Colorado River Authority Revenue, TX Assured Guaranty Municipal Corp., 5.00%, 5/15/2038 (a)	600,000	663,922
Melissa Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/1/2049 (a)	1,340,000	1,321,285
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, TX Series A, 5.00%, 11/1/2029	300,000	315,267
Midland Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 2/15/2041 (a)	3,255,000	3,329,639
Midway Independent School District/McLennan County, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2030 (a)	705,000	786,573
Security Description	Principal Amount	Value
New Caney Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2043 (a)	$1,500,000	$1,674,593
North Texas Municipal Water District Water System Revenue, TX Series A, 3.00%, 9/1/2032	13,085,000	12,985,262
North Texas Tollway Authority Revenue, TX:
Series A, 4.00%, 1/1/2039	1,800,000	1,819,727
Series A, 5.00%, 1/1/2027	5,100,000	5,382,342
Series A, 5.00%, 1/1/2033	335,000	388,100
Series A, 5.00%, 1/1/2034	775,000	892,182
Series A, 5.00%, 1/1/2034 (c)	1,000,000	1,170,419
Series A, 5.00%, 1/1/2035	755,000	866,665
Series A, 5.00%, 1/1/2041 (c)	1,000,000	1,125,217
Northwest Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2035 (a)	2,500,000	2,890,909
Series A, Permanent School Fund, 5.00%, 2/15/2041 (a)	1,000,000	1,119,649
Pasadena Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2048 (a)	1,000,000	1,091,578
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 4.00%, 7/1/2049	3,000,000	2,979,019
Series A, 5.00%, 7/1/2040	1,760,000	1,987,987
Pflugerville Independent School District, General Obligation, TX:
Series A, 4.00%, 2/15/2043	4,915,000	4,953,936
Series A, 5.00%, 2/15/2035	3,000,000	3,405,177
Plano Independent School District, General Obligation, TX 5.00%, 2/15/2028	1,000,000	1,081,069
Port Authority of Houston of Harris County Texas Revenue, TX:
4.00%, 10/1/2046	3,000,000	2,943,499
5.00%, 10/1/2029	1,775,000	1,977,163
5.00%, 10/1/2030	3,000,000	3,380,331
Prosper Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2033 (a)	1,000,000	1,165,803
Permanent School Fund, 5.00%, 2/15/2043 (a)	2,205,000	2,484,152

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Rockwall Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2047 (a)	$1,450,000	$1,565,811
Round Rock Independent School District, General Obligation, TX 5.00%, 8/1/2026	150,000	156,779
Sabine-Neches Navigation District, General Obligation, TX 4.63%, 2/15/2047	5,715,000	5,879,561
San Antonio Independent School District, General Obligation, TX Permanent School Fund, 4.00%, 8/15/2034 (a)	1,095,000	1,136,169
San Antonio Water System Revenue, TX Series A, 5.00%, 5/15/2042	2,065,000	2,228,464
Southwest Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 2/1/2039 (a)	1,000,000	939,510
State of Texas, General Obligation, TX 5.00%, 10/1/2032 (c)	3,335,000	3,898,033
Tarrant County College District, General Obligation, TX 2.00%, 8/15/2036	1,700,000	1,376,181
Tarrant County Hospital District, General Obligation, TX:
4.00%, 8/15/2043	2,850,000	2,886,515
4.25%, 8/15/2048	2,500,000	2,516,871
5.25%, 8/15/2048	2,000,000	2,203,236
Tarrant Regional Water District Revenue, TX Series A, 2.00%, 9/1/2044	750,000	494,993
Tarrant Regional Water District Water Supply System Revenue, TX 5.00%, 3/1/2034	4,000,000	4,709,487
Texas A&M University Revenue, TX:
Series A, 3.00%, 5/15/2038	1,000,000	928,636
Series A, 5.00%, 5/15/2032	1,000,000	1,160,995
Series A, 5.00%, 5/15/2033	3,000,000	3,525,171
Texas Department of Transportation State Highway Fund Revenue, TX:
5.00%, 10/1/2033	4,000,000	4,708,391
Series A, 5.00%, 10/1/2026	275,000	289,042
Texas State University System Revenue, TX:
4.00%, 3/15/2049	1,500,000	1,479,867
Series A, 5.00%, 3/15/2029	140,000	148,095
Texas Transportation Commission, General Obligation, TX:
5.00%, 4/1/2034	1,665,000	1,956,806
5.00%, 4/1/2035	3,505,000	4,102,426
Security Description	Principal Amount	Value
Texas Water Development Board Revenue, TX:
3.00%, 10/15/2037	$5,025,000	$4,756,691
Series A, 3.00%, 10/15/2034	800,000	784,597
4.00%, 10/15/2045	5,000,000	5,011,600
Series A, 4.00%, 10/15/2042 (c)	1,000,000	1,022,076
Series A, 4.70%, 10/15/2041	1,430,000	1,550,308
5.00%, 4/15/2026	135,000	140,178
5.00%, 8/1/2026	500,000	523,425
5.00%, 10/15/2030	1,390,000	1,583,638
5.00%, 8/1/2032	2,200,000	2,505,627
5.00%, 10/15/2032	2,385,000	2,777,889
Series A, 5.00%, 10/15/2028	2,500,000	2,748,555
Series A, 5.00%, 10/15/2029	2,500,000	2,803,824
Series A, 5.00%, 10/15/2030	3,000,000	3,417,923
Series A, 5.00%, 4/15/2032 (c)	2,000,000	2,312,009
Trinity River Authority Central Regional Wastewater System Revenue, TX:
5.00%, 8/1/2025	335,000	341,260
5.00%, 8/1/2041	6,100,000	6,889,626
5.00%, 8/1/2042	3,000,000	3,373,202
University of Houston Revenue, TX:
Series A, 3.00%, 2/15/2039	500,000	465,875
Series A, 3.00%, 2/15/2041	500,000	449,850
Series A, 4.00%, 2/15/2025	265,000	265,841
Series A, 5.00%, 2/15/2025	380,000	382,598
Series A, 5.00%, 2/15/2034	2,025,000	2,296,938
University of North Texas System Revenue, TX Series A, 5.00%, 4/15/2030	120,000	126,636
Via Metropolitan Transit Revenue, TX 5.00%, 7/15/2025	180,000	183,017
Wylie Independent School District/Collin County, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2035 (a)	2,000,000	2,336,636
		477,922,120
UTAH — 0.9%
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2034	3,135,000	3,612,605
Series A, 5.00%, 7/1/2045	3,580,000	3,895,760
Series A, 5.25%, 7/1/2045	5,000,000	5,596,508
Jordan Valley Water Conservancy District Revenue, UT Series A, 5.00%, 10/1/2049	5,335,000	5,781,496
State of Utah, General Obligation, UT 5.00%, 7/1/2025	4,000,000	4,066,581
University of Utah Revenue, UT:
Series A, 4.00%, 8/1/2037	1,910,000	2,004,142

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.25%, 8/1/2048	$3,500,000	$3,948,868
Utah Transit Authority Revenue, UT:
5.00%, 6/15/2039	1,000,000	1,162,592
5.00%, 6/15/2040	1,200,000	1,386,712
		31,455,264
VERMONT — 0.1%
City of Burlington, General Obligation, VT Series A, 5.00%, 11/1/2043	2,000,000	2,235,270
VIRGINIA — 2.1%
City of Alexandria, General Obligation, VA:
State Aid Withholding, 4.00%, 12/15/2048	5,000,000	5,043,233
State Aid Withholding, 5.00%, 12/15/2040	2,700,000	3,112,632
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	3,125,000	3,341,591
County of Arlington, General Obligation, VA Series A, State Aid Withholding, 4.00%, 8/1/2038	4,190,000	4,379,853
County of Fairfax, General Obligation, VA:
Series A, State Aid Withholding, 4.00%, 10/1/2026	3,000,000	3,093,073
Series A, State Aid Withholding, 4.00%, 10/1/2037	10,000,000	10,615,067
County of Loudoun, General Obligation, VA:
Series A, State Aid Withholding, 4.00%, 12/1/2038	3,500,000	3,683,401
Series A, State Aid Withholding, 5.00%, 12/1/2025	3,550,000	3,647,628
Series A, State Aid Withholding, 5.00%, 12/1/2026	1,055,000	1,113,976
Loudoun County Economic Development Authority Revenue, VA:
Series A, 2.00%, 12/1/2038	2,000,000	1,549,834
Series A, 4.00%, 12/1/2031	4,950,000	5,242,499
Virginia College Building Authority Revenue, VA:
Series A, 3.00%, 2/1/2036	2,500,000	2,435,971
Series A, 4.00%, 2/1/2036	1,220,000	1,263,903
Series A, 4.00%, 2/1/2037	3,390,000	3,494,048
Series A, 4.00%, 2/1/2044	5,000,000	5,077,506
Series A, State Intercept, 5.00%, 9/1/2028	60,000	62,783
Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2031	$1,425,000	$1,625,558
Virginia Commonwealth Transportation Board Revenue, VA:
3.25%, 5/15/2043	1,100,000	1,005,245
5.00%, 5/15/2026	5,000,000	5,201,927
Virginia Commonwealth University Revenue, VA Series A, 5.00%, 11/1/2033	3,000,000	3,369,496
Virginia Public Building Authority Revenue, VA:
Series A, 4.00%, 8/1/2040	5,000	5,384
Series A, 4.00%, 8/1/2042	3,000,000	3,085,204
Series A, 5.00%, 8/1/2029	150,000	160,304
Series A, 5.00%, 8/1/2036	5,030,000	5,939,138
Virginia Public School Authority Revenue, VA State Aid Withholding, 5.00%, 8/1/2025	175,000	178,358
		77,727,612
WASHINGTON — 4.6%
Central Puget Sound Regional Transit Authority Revenue, WA:
Series S-1, 4.00%, 11/1/2041	2,665,000	2,735,380
Series S-1, 4.00%, 11/1/2046	1,080,000	1,082,295
Series S-1, 5.00%, 11/1/2027	1,095,000	1,180,822
City of Seattle Municipal Light & Power Revenue, WA Series A, 4.00%, 7/1/2047	1,320,000	1,320,228
City of Seattle Water System Revenue, WA 5.00%, 8/1/2030	1,200,000	1,346,395
City of Seattle, General Obligation, WA Series A, 5.00%, 12/1/2029	2,000,000	2,255,177
Clark County Public Utility District No. 1 Electric Revenue, WA 5.00%, 1/1/2033 (c)	1,000,000	1,154,472
Clark County School District No. 114 Evergreen, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2032	1,000,000	1,123,403
County of King Sewer Revenue, WA:
Series B, 0.88%, 1/1/2042 (b)	850,000	825,084
Series A, 5.00%, 1/1/2038	3,000,000	3,503,227
Energy Northwest Revenue, WA:
Series A, 4.00%, 7/1/2042	3,090,000	3,140,849
Series A, 5.00%, 7/1/2025	385,000	391,034
Series A, 5.00%, 7/1/2027	640,000	666,988
Series A, 5.00%, 7/1/2033	2,845,000	3,249,235
Series A, 5.00%, 7/1/2039	1,345,000	1,537,115
Series A, 5.00%, 7/1/2040	7,960,000	8,817,411
Series B, 5.00%, 7/1/2032	3,000,000	3,482,329

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Franklin County School District No. 1 Pasco, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2030	$535,000	$574,757
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA Series B, 5.00%, 1/1/2039	1,000,000	1,149,578
King & Snohomish Counties School District No. 417 Northshore, General Obligation, WA:
School Bond Guaranty, 4.00%, 12/1/2032	2,705,000	2,948,954
School Bond Guaranty, 4.00%, 12/1/2033	5,000,000	5,465,379
King County School District No. 401 Highline, General Obligation, WA:
School Bond Guaranty, 5.00%, 12/1/2040	3,250,000	3,655,432
School Bond Guaranty, 5.00%, 12/1/2041	4,000,000	4,478,416
King County School District No. 405 Bellevue, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2029	300,000	316,379
King County School District No. 411 Issaquah, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2031	100,000	107,273
Kitsap County School District No. 100-C Bremerton, General Obligation, WA Series C, School Bond Guaranty, 5.00%, 12/1/2043	750,000	842,991
North Thurston Public Schools, General Obligation, WA:
School Bond Guaranty, 4.00%, 12/1/2034	1,045,000	1,096,457
School Bond Guaranty, 5.00%, 12/1/2030 (c)	3,350,000	3,817,991
Pierce County School District No. 10 Tacoma, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2027	120,000	123,258
Pierce County School District No. 403 Bethel, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2043	2,725,000	3,065,475
Port of Seattle Revenue, WA Series A, 5.00%, 3/1/2034	500,000	585,980
Security Description	Principal Amount	Value
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	$1,000,000	$1,113,287
Port of Tacoma, General Obligation, WA Series A, 5.00%, 12/1/2032	360,000	377,952
Spokane County School District No. 81 Spokane, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2038	3,000,000	3,403,543
State of Washington, General Obligation, WA:
Series R-2022C, 4.00%, 7/1/2036	1,000,000	1,059,728
Series R-2022C- BID GROUP 1, 4.00%, 7/1/2026	2,000,000	2,058,547
5.00%, 6/1/2030	1,240,000	1,406,299
5.00%, 6/1/2040	2,280,000	2,494,866
Series 2020-A, 5.00%, 8/1/2036	585,000	639,708
Series 2024-A, 5.00%, 8/1/2029	3,000,000	3,360,464
Series 2024-A, 5.00%, 8/1/2037	5,000,000	5,780,363
Series 2025A, 5.00%, 8/1/2035	5,000,000	5,923,163
Series A, 5.00%, 8/1/2027	110,000	118,044
Series A, 5.00%, 8/1/2029	2,590,000	2,901,201
Series A, 5.00%, 8/1/2040	4,450,000	4,915,978
Series A-3, 5.00%, 8/1/2044	14,000,000	15,442,958
Series A-3, 5.00%, 8/1/2046	6,000,000	6,592,726
Series B, 5.00%, 6/1/2039	1,015,000	1,098,126
Series C, 5.00%, 2/1/2040	1,855,000	2,020,296
Series C, 5.00%, 2/1/2041	2,650,000	3,014,726
Series C, 5.00%, 2/1/2045	5,000,000	5,583,117
Series E, 5.00%, 6/1/2045	3,000,000	3,261,901
Series F, 5.00%, 6/1/2039	3,225,000	3,585,799
Series F, 5.00%, 6/1/2044	3,190,000	3,476,728
Series R-2021B, 5.00%, 1/1/2025	1,000,000	1,004,236
Series R-2023A, 5.00%, 8/1/2030	1,050,000	1,193,566
Series R-2024A, 5.00%, 2/1/2028	6,000,000	6,509,761
Series R-2024C, 5.00%, 8/1/2038	5,000,000	5,824,592
Series R-2025A, 5.00%, 7/1/2031	3,000,000	3,453,356
University of Washington Revenue, WA:
Series B, 5.00%, 7/1/2041	3,750,000	4,257,102
Series C, 5.00%, 4/1/2034	745,000	832,003
		168,743,900

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV Series A, 5.00%, 6/1/2026	$130,000	$135,457
West Virginia Parkways Authority Revenue, WV 5.00%, 6/1/2047	4,510,000	4,844,592
		4,980,049
WISCONSIN — 1.2%
City of Madison, General Obligation, WI:
Series A, 4.00%, 10/1/2025	690,000	698,108
Series A, 4.00%, 10/1/2032	5,925,000	6,286,448
Public Finance Authority Revenue, WI Series 1, VRN, 4.00%, 8/1/2059 (b)	1,000,000	999,241
Racine Unified School District, General Obligation, WI Build America Mutual Assurance Corp., 5.00%, 4/1/2039 (a)	1,015,000	1,130,673
State of Wisconsin Revenue, WI Series B, 5.00%, 5/1/2033	115,000	119,455
State of Wisconsin, General Obligation, WI:
Series A, 4.00%, 5/1/2038	1,300,000	1,325,064
Series A, 4.00%, 5/1/2040	2,000,000	2,024,224
Series A, 4.00%, 5/1/2041	1,000,000	996,164
Series 1, 5.00%, 5/1/2025	85,000	86,076
Series 1, 5.00%, 11/1/2028	205,000	218,388
Series 1, 5.00%, 5/1/2031	2,650,000	2,989,852
Series 1-REF, 5.00%, 5/1/2035	2,500,000	2,981,268
Series 4, 5.00%, 5/1/2036	6,000,000	6,902,320
Series B, 5.00%, 5/1/2026	5,900,000	6,135,512
Series B, 5.00%, 5/1/2028	3,000,000	3,273,665
Series B, 5.00%, 5/1/2031	2,500,000	2,759,591
Series B, 5.00%, 5/1/2037	605,000	660,022
Wisconsin Department of Transportation Revenue, WI:
Series A, 3.00%, 7/1/2041	805,000	730,013
Series 1, 5.00%, 7/1/2027	1,000,000	1,070,576
Series 1, 5.00%, 7/1/2030	3,000,000	3,405,555
		44,792,215
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,549,666,104)		3,599,778,299

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (f) (g) (Cost $30,516,168)	30,516,168	$30,516,168
TOTAL INVESTMENTS — 99.9% (Cost $3,580,182,272)		3,630,294,467
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,738,049
NET ASSETS — 100.0%		$3,635,032,516
(a)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.3%
Assured Guaranty Municipal Corp.	1.4%
Build America Mutual Assurance Company	0.9%
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,599,778,299	$—	$3,599,778,299
Short-Term Investment	30,516,168	—	—	30,516,168
TOTAL INVESTMENTS	$30,516,168	$3,599,778,299	$—	$3,630,294,467

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,308,625	$18,308,625	$199,241,194	$187,033,651	$—	$—	30,516,168	$30,516,168	$292,345
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.9%
ALABAMA — 2.1%
Alabama Special Care Facilities Financing Authority-Birmingham Revenue, AL Series 2015-1, 5.75%, 6/1/2045	$1,635,000	$1,586,421
Black Belt Energy Gas District Revenue, AL:
Series A, VRN, 4.00%, 12/1/2052 (a)	5,000,000	5,038,683
Series A, 5.25%, 5/1/2055 (a)	1,110,000	1,223,006
County of Jefferson Sewer Revenue, AL:
5.00%, 10/1/2038	3,710,000	4,140,555
5.00%, 10/1/2039	3,285,000	3,644,073
5.25%, 10/1/2040	3,620,000	4,062,452
5.25%, 10/1/2049	5,000,000	5,444,151
Health Care Authority of the City of Huntsville Revenue, AL Series B1, 4.00%, 6/1/2039	500,000	506,379
Homewood Educational Building Authority Revenue, AL:
Series A, 5.50%, 10/1/2049	3,000,000	3,246,612
Series A, 5.50%, 10/1/2054	1,450,000	1,557,123
Series C, 5.50%, 10/1/2049	1,000,000	1,082,204
Series C, 5.50%, 10/1/2054	1,375,000	1,476,582
Hoover Industrial Development Board Revenue, AL:
AMT, 5.75%, 10/1/2049	2,440,000	2,573,067
AMT, VRN, 6.38%, 11/1/2050 (a)	785,000	904,458
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, AL:
Series A, 3.00%, 2/1/2029	105,000	103,556
Series A, 3.00%, 2/1/2030	200,000	196,051
Jefferson County Board of Education, Special Tax Revenue, AL 4.00%, 2/1/2042	525,000	526,070
Lower Alabama Gas District Revenue, AL Series A, 5.00%, 9/1/2029	1,715,000	1,843,796
Mobile County Industrial Development Authority Revenue, AL Series A, AMT, 5.00%, 6/1/2054	2,700,000	2,801,363
Southeast Alabama Gas Supply District Revenue, AL 5.00%, 6/1/2049 (a)	3,000,000	3,296,521
Security Description	Principal Amount	Value
Southeast Energy Authority A Cooperative District Revenue, AL Series A, VRN, 5.25%, 1/1/2054 (a)	$2,000,000	$2,155,075
Spring Hill College Educational Building Authority of Mobile Revenue, AL 5.88%, 4/15/2045	1,600,000	1,203,946
Tuscaloosa County Industrial Development Authority Revenue, AL Series A, 5.25%, 5/1/2044 (b)	10,665,000	10,935,176
		59,547,320
ALASKA — 0.1%
Borough of Matanuska-Susitna Revenue, AK 5.25%, 9/1/2027	120,000	122,591
Northern Tobacco Securitization Corp. Revenue, AK:
Series B-2-CLASS, Zero Coupon, 6/1/2066	800,000	112,213
Series A-CLASS 1, 4.00%, 6/1/2050	1,200,000	1,115,462
State of Alaska International Airports System Revenue, AK Series B, 5.00%, 10/1/2035	545,000	553,435
		1,903,701
AMERICAN SAMOA — 0.0% (c)
American Samoa Economic Development Authority Revenue, AS Series A, 6.63%, 9/1/2035	1,000,000	1,023,290
ARIZONA — 2.0%
Arizona Industrial Development Authority Revenue, AZ:
Series 2019-2, 3.63%, 5/20/2033	909,722	891,630
Series A, 4.00%, 7/15/2030 (b)	110,000	110,256
Series A, 4.00%, 7/1/2032	1,000,000	993,500
Series A, 4.00%, 12/15/2041 (b)	105,000	96,832
Series A, 4.00%, 12/15/2051 (b)	165,000	140,139
Series B-SUSTAINA, 4.00%, 7/1/2061	2,610,000	2,387,635
Series A, 4.50%, 1/1/2049	655,000	400,991
Series A, 4.75%, 7/1/2029 (b)	125,000	127,360
5.00%, 6/1/2031 (b)	310,000	317,623
5.00%, 7/1/2039 (b)	365,000	372,014
5.00%, 7/1/2049 (b)	1,000,000	1,004,066
5.00%, 7/1/2054 (b)	500,000	478,687
Series A, 5.00%, 7/1/2049 (b)	500,000	494,278
Series A, 5.00%, 7/15/2049	500,000	501,763
Series A, 5.00%, 7/1/2051 (b)	2,000,000	1,895,097

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2054 (b)	$500,000	$489,261
Series B, 5.00%, 3/1/2037 (b)	75,000	75,697
Series B, 5.00%, 3/1/2042 (b)	70,000	70,069
Series B, 5.00%, 1/1/2049 (d)	860,000	397,750
Series D, 5.00%, 7/1/2051 (b)	185,000	185,640
Series G, 5.00%, 7/1/2047 (b)	100,000	100,515
Series B, 5.35%, 10/1/2028 (a) (b) (e)	2,230,000	2,093,270
Series A, 6.38%, 6/1/2039 (b)	1,000,000	1,053,877
Chandler Industrial Development Authority Revenue, AZ Series 2022-2, AMT, 5.00%, 9/1/2052 (a)	2,000,000	2,057,521
Glendale Industrial Development Authority Revenue, AZ:
5.00%, 11/15/2045	1,070,000	935,570
Series A, 5.00%, 5/15/2056	500,000	485,136
5.25%, 11/15/2046	1,010,000	888,423
Industrial Development Authority of the City of Phoenix Arizona Revenue, AZ:
4.00%, 10/1/2041	30,000	29,550
Series A, 4.00%, 12/1/2051 (b)	5,000,000	3,852,933
5.00%, 7/1/2045 (b)	4,285,000	4,292,515
Series A, 5.00%, 7/1/2041 (b)	5,685,000	5,743,219
Industrial Development Authority of the County of Pima Revenue, AZ:
Series 2022, 4.00%, 6/15/2041 (b)	2,500,000	2,320,268
Series A, 4.00%, 4/1/2046	650,000	617,449
5.00%, 6/15/2034 (b)	100,000	100,569
5.25%, 7/1/2036	315,000	318,572
6.75%, 2/1/2050 (b)	310,000	321,518
Maricopa County Industrial Development Authority Revenue, AZ:
AMT, 4.00%, 10/15/2047 (b)	2,080,000	1,906,804
Series A, 6.00%, 7/1/2052 (b)	1,000,000	1,034,713
Series A, 6.25%, 7/1/2053 (b)	1,900,000	1,962,060
Series A, 6.50%, 7/1/2054 (b)	2,500,000	2,626,015
Maricopa County Pollution Control Corp. Revenue, AZ:
Series 2000-B, 2.40%, 6/1/2035	500,000	430,084
Series A, 3.60%, 2/1/2040	600,000	558,542
Salt Verde Financial Corp. Revenue, AZ:
5.00%, 12/1/2032	4,000,000	4,380,147
5.25%, 12/1/2027	265,000	280,988
5.25%, 12/1/2028	105,000	112,491
Sierra Vista Industrial Development Authority Revenue, AZ:
5.00%, 6/15/2054 (b) (f)	1,000,000	1,008,889
5.75%, 6/15/2053 (b)	1,000,000	1,050,854
Security Description	Principal Amount	Value
Tempe Industrial Development Authority Revenue, AZ:
Series A, 4.00%, 12/1/2038	$1,260,000	$1,224,815
Series A, 4.00%, 12/1/2046	1,005,000	907,175
Series B, 4.00%, 12/1/2056	2,135,000	1,815,604
Series A, 6.13%, 10/1/2052 (b)	500,000	310,902
		56,251,276
ARKANSAS — 1.3%
Arkansas Development Finance Authority Revenue, AR:
AMT, 4.50%, 9/1/2049 (b)	11,830,000	11,743,353
AMT, 4.75%, 9/1/2049 (b)	4,660,000	4,662,510
AMT, 5.45%, 9/1/2052	6,270,000	6,569,782
AMT, 5.70%, 5/1/2053	2,910,000	3,098,772
Series A, AMT, 6.88%, 7/1/2048 (b)	7,500,000	8,308,516
Series B, AMT, 7.38%, 7/1/2048 (b)	1,250,000	1,392,083
County of Baxter Revenue, AR Series A, 3.00%, 9/1/2028	100,000	95,434
		35,870,450
CALIFORNIA — 12.2%
Alameda Corridor Transportation Authority Revenue, CA Series A, Assured Guaranty Municipal Corp., Zero Coupon, 10/1/2051 (e) (g)	1,930,000	1,130,101
Antelope Valley Healthcare District Revenue, CA:
Series A, 5.00%, 3/1/2026	325,000	326,500
Series A, 5.00%, 3/1/2041	665,000	665,269
Brentwood Infrastructure Financing Authority, Special Assessment, CA Series B, 4.00%, 9/2/2030	145,000	145,026
California Community Choice Financing Authority Revenue, CA:
Series A-1, 5.00%, 5/1/2054 (a)	3,000,000	3,299,842
Series B-1, 5.00%, 7/1/2053 (a)	1,340,000	1,437,756
Series C, 5.25%, 1/1/2054 (a)	2,000,000	2,160,765
Series D, 5.50%, 5/1/2054 (a)	5,000,000	5,396,963
California Community Housing Agency Revenue, CA:
Series A-1, 3.00%, 8/1/2056 (b)	2,415,000	1,847,816
Series A-1, 3.00%, 2/1/2057 (b)	3,500,000	2,307,141
Series A, 4.00%, 2/1/2056 (b)	2,820,000	1,931,046
Series A-1, 4.00%, 2/1/2056 (b)	9,500,000	8,466,940
Series A-2, 4.00%, 8/1/2047 (b)	1,270,000	1,067,016

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A-2, 4.00%, 2/1/2050 (b)	$2,000,000	$1,598,442
Series A-2, 4.00%, 8/1/2051 (b)	2,000,000	903,798
Series A, 5.00%, 8/1/2049 (b)	2,500,000	2,437,517
Series A, 5.00%, 2/1/2050 (b)	5,000,000	3,955,409
Series A, 5.00%, 8/1/2050 (b)	965,000	957,462
California County Tobacco Securitization Agency Revenue, CA:
Series A, Zero Coupon, 6/1/2046	10,000,000	2,787,876
Series B-2, Zero Coupon, 6/1/2055	1,230,000	244,746
Series C, Zero Coupon, 6/1/2057	5,000,000	784,912
Series A, 4.00%, 6/1/2049	1,000,000	945,372
Series B-1, 5.00%, 6/1/2049	615,000	631,942
California Health Facilities Financing Authority Revenue, CA:
Series A, 4.00%, 3/1/2039	340,000	334,913
Series A, 4.00%, 4/1/2045	3,935,000	3,914,984
Series A, 4.00%, 8/15/2049	475,000	447,926
Series A, 5.00%, 12/1/2039	6,800,000	7,519,345
Series A, 5.00%, 8/15/2047	1,000,000	1,024,483
California Housing Finance Agency Revenue, CA:
Series 2, 4.00%, 3/20/2033	8,290,851	8,511,716
Series 1, 4.38%, 9/20/2036	2,609,681	2,772,984
California Municipal Finance Authority Revenue, CA:
Build America Mutual Assurance Corp., 3.00%, 5/15/2051 (g)	1,250,000	1,026,554
Series A-P3, Assured Guaranty Municipal Corp., 3.25%, 12/31/2032 (g)	625,000	602,544
Series A-P3, AMT, Assured Guaranty Municipal Corp., 3.50%, 12/31/2035 (g)	3,810,000	3,665,109
AMT, 4.00%, 7/15/2029	6,000,000	6,047,419
Build America Mutual Assurance Corp., 4.00%, 5/15/2041 (g)	355,000	361,995
Build America Mutual Assurance Corp., 4.00%, 5/15/2046 (g)	1,000,000	1,006,010
Series A-P3, AMT, 4.00%, 12/31/2047	2,000,000	1,883,091
5.00%, 5/15/2049	1,000,000	1,044,400
5.00%, 5/15/2052	500,000	520,742
Series A, 5.00%, 7/1/2034	280,000	289,485
Series A, 5.00%, 10/1/2039 (b)	150,000	150,905
Series A, 5.00%, 7/1/2047	185,000	186,754
Series A, 5.00%, 7/1/2049 (b)	1,250,000	1,257,065
Security Description	Principal Amount	Value
Series A-P3, AMT, 5.00%, 6/30/2027	$205,000	$213,203
Series A-P3, AMT, 5.00%, 6/30/2028	100,000	105,266
Series A-P3, AMT, 5.00%, 12/31/2031	2,300,000	2,403,879
Series A-P3, AMT, 5.00%, 12/31/2043	500,000	512,202
Series A-P3, AMT, 5.00%, 12/31/2047	600,000	611,361
Series B, AMT, 5.00%, 6/1/2048	600,000	610,431
5.25%, 1/1/2045	1,000,000	825,891
Series A, 5.25%, 11/1/2041	1,000,000	1,004,315
Series A, 5.90%, 6/15/2044 (b)	460,000	498,246
Series A, 6.20%, 6/15/2054 (b)	600,000	650,015
California Municipal Finance Authority, Special Tax Revenue, CA:
5.00%, 9/1/2044 (f)	750,000	806,300
5.00%, 9/1/2049 (f)	1,250,000	1,327,697
5.00%, 9/1/2052	2,000,000	2,092,179
5.00%, 9/1/2054 (f)	1,375,000	1,454,336
California Pollution Control Financing Authority Revenue, CA:
Series A3, AMT, 4.30%, 7/1/2040	665,000	669,609
AMT, 5.00%, 11/21/2045 (b)	500,000	500,750
California Public Finance Authority Revenue, CA:
5.00%, 10/15/2037	500,000	509,037
Series A, 5.00%, 11/15/2046 (b)	900,000	884,344
Series A, 5.00%, 11/15/2051 (b)	600,000	577,392
Series A, 5.00%, 11/15/2056 (b)	415,000	394,512
California School Finance Authority Revenue, CA:
Series A, 4.00%, 6/1/2061 (b)	2,000,000	1,662,045
5.00%, 6/1/2054 (b)	250,000	246,136
Series A, 5.00%, 8/1/2032 (b)	675,000	712,247
Series A, 5.00%, 7/1/2042 (b)	2,215,000	2,256,709
Series A, 5.00%, 7/1/2047 (b)	250,000	251,632
Series A, 5.00%, 6/1/2050 (b)	605,000	471,084
Series A, 5.00%, 6/1/2054 (b)	900,000	914,202
Series A, 5.00%, 7/1/2058 (b)	1,000,000	1,003,713
Series A, 5.00%, 6/1/2059 (b)	3,895,000	2,907,631
Series A, 5.75%, 6/1/2053 (b)	2,000,000	2,045,188
Series A, 6.25%, 6/1/2042 (b)	1,120,000	1,201,499
Series A, 6.38%, 6/1/2052 (b)	1,250,000	1,329,127

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
California Statewide Communities Development Authority Revenue, CA:
Series A, 1.75%, 9/1/2029	$800,000	$727,553
Build America Mutual Assurance Corp., 3.00%, 5/15/2054 (g)	3,500,000	2,710,361
Series A, 3.00%, 8/15/2036	205,000	187,348
Series A, 3.00%, 4/1/2037	835,000	757,804
Series A, 3.50%, 11/1/2027 (b)	2,645,000	2,619,538
Series A, 4.00%, 4/1/2042	130,000	128,219
4.25%, 1/1/2043	480,000	486,724
5.00%, 5/15/2033	240,000	246,157
Series A, 5.00%, 12/1/2025 (b)	2,700,000	2,735,369
Series A, 5.00%, 12/1/2028 (b)	100,000	102,661
Series A, 5.00%, 6/1/2036 (b)	2,210,000	2,246,451
Series A, 5.00%, 12/1/2041 (b)	5,000,000	5,070,945
Series A, 5.00%, 12/1/2046 (b)	1,000,000	1,011,373
Series A, 5.00%, 3/1/2048	2,800,000	2,872,731
Series A, 5.00%, 5/15/2050	1,565,000	1,590,682
5.25%, 7/1/2039 (b)	2,000,000	2,062,416
Series A, 5.25%, 12/1/2034	1,940,000	1,944,354
Series A, 5.25%, 8/15/2037	605,000	628,425
Series A, 5.25%, 12/1/2038 (b)	1,475,000	1,548,523
Series A, 5.25%, 12/1/2043 (b)	875,000	910,177
Series A, 5.25%, 11/1/2044 (b)	300,000	300,012
Series A, 5.25%, 12/1/2044	8,045,000	8,044,984
Series A, 5.25%, 12/1/2048 (b)	705,000	727,199
Series A, 5.50%, 7/1/2039 (d)	5,448	5,121
Series A, 5.50%, 12/1/2054	2,500,000	2,502,787
Series A, 5.75%, 7/1/2030 (d)	4,659	4,379
Series A, 5.75%, 7/1/2035 (d)	493	463
California Statewide Communities Development Authority, Special Assessment, CA:
Series C, 4.00%, 9/2/2050	990,000	911,489
Series A, 5.00%, 9/2/2039	945,000	998,359
California Statewide Communities Development Authority, Special Tax Revenue, CA 5.50%, 9/1/2052	1,335,000	1,401,608
California Statewide Financing Authority Revenue, CA Zero Coupon, 6/1/2055 (b)	15,750,000	880,324
Capistrano Unified School District Community Facilities District, Special Tax Revenue, CA National Public Finance Guarantee Corp., Zero Coupon, 9/1/2032 (g)	400,000	300,123
Security Description	Principal Amount	Value
City & County of San Francisco Community Facilities District No., Special Tax Revenue, CA Series 2021, 4.00%, 9/1/2046	$1,710,000	$1,626,113
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series A, 5.75%, 9/1/2050 (b)	850,000	933,461
City of Dublin, Special Tax Revenue, CA:
4.00%, 9/1/2045	990,000	970,504
4.00%, 9/1/2051	335,000	317,808
City of Irvine, Special Tax Revenue, CA 4.00%, 9/1/2049	1,000,000	947,900
City of Oroville Revenue, CA 5.25%, 4/1/2049	1,000,000	759,455
City of Roseville, Special Tax Revenue, CA:
5.00%, 9/1/2031	955,000	978,959
5.00%, 9/1/2044	255,000	255,144
5.00%, 9/1/2047 (b)	1,000,000	1,018,854
Series 2024, 5.00%, 9/1/2049	1,125,000	1,181,119
City of Sacramento Transient Occupancy Tax Revenue, CA Series A, 5.00%, 6/1/2035	670,000	718,651
CMFA Special Finance Agency I Revenue, CA Series A, 4.00%, 4/1/2056 (b)	5,130,000	4,186,640
CMFA Special Finance Agency Revenue, CA Series A-1-SENIOR, 4.00%, 8/1/2056 (b)	2,000,000	1,843,004
CMFA Special Finance Agency VII Revenue, CA:
Series A1, 3.00%, 8/1/2056 (b)	3,500,000	2,560,842
Series A-2, 4.00%, 8/1/2047 (b)	720,000	646,894
CMFA Special Finance Agency VIII Revenue, CA Series A-1, 3.00%, 8/1/2056 (b)	4,500,000	3,306,212
CMFA Special Finance Agency XII Revenue, CA Series A, 3.25%, 2/1/2057 (b)	3,500,000	2,726,415
Compton Public Finance Authority Revenue, CA 4.50%, 9/1/2032 (b)	1,000,000	1,000,291
County of Sacramento, Special Tax Revenue, CA:
5.00%, 9/1/2040	990,000	1,009,023
5.00%, 9/1/2042	1,000,000	1,062,239
5.00%, 9/1/2045	100,000	101,526
CSCDA Community Improvement Authority Revenue, CA:
Zero Coupon, 9/1/2062 (b) (e)	1,645,000	1,140,033

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 2.80%, 3/1/2047 (b)	$965,000	$764,721
Series A-1, 3.00%, 6/1/2047 (b)	8,000,000	5,840,885
Series A-2, 3.00%, 12/1/2056 (b)	1,900,000	1,370,891
Series A-2, 3.00%, 3/1/2057 (b)	1,245,000	927,355
Series A-SENIOR L, 3.00%, 9/1/2056 (b)	1,375,000	1,013,526
Series A-1-SUSTAI, 3.10%, 7/1/2045 (b)	5,000,000	4,431,728
Series A-2, 3.13%, 7/1/2056 (b)	5,000,000	3,575,474
Series A-2, 3.13%, 8/1/2056 (b)	1,500,000	1,182,917
Series A2, 3.25%, 5/1/2057 (b)	5,000,000	3,648,413
Series A-2, 3.25%, 7/1/2056 (b)	500,000	363,726
Series A-1, 3.50%, 10/1/2046 (b)	4,655,000	3,931,651
Series A, 4.00%, 8/1/2056 (b)	2,940,000	2,661,276
Series A, 4.00%, 10/1/2056 (b)	6,470,000	5,889,490
Series A-2, 4.00%, 7/1/2056 (b)	6,870,000	5,529,686
Series A-2, 4.00%, 9/1/2056 (b)	2,000,000	1,626,993
Series A-2, 4.00%, 10/1/2056 (b)	1,500,000	1,221,998
Series B, 4.00%, 12/1/2059 (b)	1,535,000	1,045,109
Series A-2, 4.30%, 7/1/2059 (b)	5,000,000	4,475,297
Series A, 5.00%, 1/1/2054 (b)	2,470,000	2,249,841
Elk Grove Finance Authority, Special Tax Revenue, CA 5.00%, 9/1/2046	800,000	809,152
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series B-1, 3.95%, 1/15/2053	3,130,000	2,993,244
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B-2, Zero Coupon, 6/1/2066	91,200,000	10,850,693
Series A-1, 5.00%, 6/1/2051	390,000	411,250
Inland Empire Tobacco Securitization Corp. Revenue, CA:
Zero Coupon, 6/1/2057	34,000,000	2,863,225
Zero Coupon, 6/1/2057 (b)	15,000,000	998,171
Series C-1, Zero Coupon, 6/1/2036	3,500,000	1,620,931
Series C-2, Zero Coupon, 6/1/2047	9,410,000	1,927,009
Security Description	Principal Amount	Value
Lake Elsinore Public Financing Authority, Special Tax Revenue, CA 5.00%, 9/1/2035	$920,000	$930,063
Long Beach Bond Finance Authority Revenue, CA:
Series A, 5.00%, 11/15/2029	100,000	107,382
Series A, 5.50%, 11/15/2030	270,000	299,520
Long Beach Bond Finance Authority, Special Obligation, CA Series C, American Municipal Bond Assurance Corp., 5.50%, 8/1/2031 (g)	345,000	389,599
M-S-R Energy Authority Revenue, CA:
Series C, 6.13%, 11/1/2029	245,000	262,867
Series A, 6.50%, 11/1/2039	775,000	1,013,917
Series B, 6.50%, 11/1/2039	2,000,000	2,613,851
Series B, 7.00%, 11/1/2034	400,000	507,125
Norman Y Mineta San Jose International Airport SJC Revenue, CA Series A, AMT, 5.00%, 3/1/2032	500,000	552,596
Oakland Unified School District/Alameda County, General Obligation, CA Series A, 5.00%, 8/1/2033	65,000	66,315
Orange County Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 8/15/2042	500,000	517,171
Series A, 5.00%, 8/15/2046	550,000	558,220
Series A, 5.50%, 8/15/2048	1,550,000	1,689,624
Series A, 5.50%, 8/15/2053	2,000,000	2,170,349
Pajaro Valley Health Care District, General Obligation, CA:
Series A, 5.00%, 9/1/2046	1,635,000	1,777,619
Series A, 5.00%, 9/1/2054	2,040,000	2,163,085
Palomar Health Revenue, CA:
5.00%, 11/1/2036	500,000	502,340
5.00%, 11/1/2042	2,000,000	1,922,534
Peralta Community College District, General Obligation, CA Series A, 4.00%, 8/1/2031	975,000	975,695
Rancho Mirage Community Facilities District, Special Tax Revenue, CA:
Series A, 5.00%, 9/1/2044	1,000,000	1,056,822
Series A, 5.00%, 9/1/2049	500,000	525,764
River Islands Public Financing Authority, Special Tax Revenue, CA:
4.00%, 9/1/2051	4,080,000	3,713,357

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/2048	$1,260,000	$1,301,881
Series B-2, 5.00%, 9/1/2052	1,245,000	1,274,679
Series B-2, 5.25%, 9/1/2047	1,330,000	1,398,128
Riverside County Public Financing Authority Revenue, CA 5.25%, 11/1/2040	100,000	103,025
Riverside County Transportation Commission Revenue, CA Series B1, 3.00%, 6/1/2049	6,210,000	5,053,240
San Diego County Regional Airport Authority Revenue, CA Series A, 4.00%, 7/1/2046	1,100,000	1,101,285
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA:
Series SER 2020, AMT, 4.00%, 5/1/2039	2,485,000	2,487,365
Series A, AMT, 5.00%, 1/1/2025	555,000	556,645
Series A, AMT, 5.00%, 5/1/2035	560,000	614,143
Series A, AMT, 5.00%, 5/1/2036	770,000	841,389
Series E, AMT, 5.00%, 5/1/2045	600,000	621,791
San Joaquin Hills Transportation Corridor Agency Revenue, CA:
Series A, 4.00%, 1/15/2044	5,518,000	5,630,311
Series B, 5.25%, 1/15/2044	11,000,000	11,048,454
Silicon Valley Tobacco Securitization Authority Revenue, CA:
Series A, Zero Coupon, 6/1/2036	7,000,000	3,711,315
Series C, Zero Coupon, 6/1/2056	5,250,000	588,788
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 11/1/2033	790,000	844,616
Sulphur Springs Union School District, Special Tax Revenue, CA 5.00%, 9/1/2043	75,000	76,968
Tejon Ranch Public Facilities Finance Authority, Special Tax Revenue, CA Series 2024-A, 5.00%, 9/1/2054	3,165,000	3,332,317
Temecula Public Financing Authority, Special Tax Revenue, CA 6.25%, 9/1/2047 (b)	100,000	105,053
Tobacco Securitization Authority of Southern California Revenue, CA:
Zero Coupon, 6/1/2046	5,950,000	1,260,192
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2035	$500,000	$541,407
Series B-1, 5.00%, 6/1/2048	2,045,000	2,080,839
Tracy Community Facilities District, Special Tax Revenue, CA 5.00%, 9/1/2038	2,315,000	2,403,753
Tustin Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 9/1/2037	105,000	106,234
Washington Township Health Care District Revenue, CA:
Series A, 5.75%, 7/1/2048	480,000	530,690
Series A, 5.75%, 7/1/2053	245,000	267,539
		342,028,519
COLORADO — 3.4%
Aerotropolis Regional Transportation Authority Revenue, CO:
4.38%, 12/1/2052	2,000,000	1,834,870
5.00%, 12/1/2051	1,965,000	1,966,956
Berthoud-Heritage Metropolitan District No. 1 Revenue, CO 5.63%, 12/1/2048	1,500,000	1,509,165
Broadway Park North Metropolitan District No. 2, General Obligation, CO:
5.00%, 12/1/2040 (b)	500,000	496,813
5.00%, 12/1/2049 (b)	1,300,000	1,273,142
Buffalo Highlands Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2038	1,000,000	1,003,543
Centerra Metropolitan District No. 1 Revenue, CO 6.50%, 12/1/2053	500,000	521,023
Centerra Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2051	2,405,000	2,322,495
Centerra Metropolitan District No. 1, Special Obligation, CO 5.00%, 12/1/2029 (b)	1,917,000	1,928,168
City & County of Denver Airport System Revenue, CO:
Series A, AMT, 5.00%, 12/1/2029	525,000	559,566
Series A, AMT, 5.00%, 12/1/2043	2,500,000	2,581,738
City & County of Denver Revenue, CO AMT, 5.00%, 10/1/2032	3,585,000	3,586,036
Clear Creek Transit Metropolitan District No. 2, General Obligation, CO Series A, 5.00%, 12/1/2050	1,000,000	809,669

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Colorado Crossing Metropolitan District No. 2, General Obligation, CO Series A-1, 5.00%, 12/1/2047	$1,000,000	$1,000,326
Colorado Educational & Cultural Facilities Authority Revenue, CO:
4.13%, 11/15/2044	225,000	213,685
5.00%, 10/1/2039 (b)	1,595,000	1,613,847
5.00%, 10/1/2049 (b)	540,000	540,429
Colorado Health Facilities Authority Revenue, CO:
Series A-1, 4.00%, 8/1/2039	2,000,000	2,007,389
Series A-2, 4.00%, 8/1/2049	510,000	485,705
5.00%, 1/1/2031	105,000	105,934
5.00%, 1/1/2037	2,750,000	2,769,196
5.00%, 1/1/2038	200,000	203,860
5.00%, 12/1/2054 (b)	1,250,000	876,336
Series B-1, 5.00%, 7/1/2057 (a) (e)	1,042,165	825,863
Series A, 5.30%, 7/1/2037	100,000	84,888
Colorado High Performance Transportation Enterprise Revenue, CO 5.00%, 12/31/2056	1,685,000	1,685,880
Colorado International Center Metropolitan District No. 14, General Obligation, CO 5.88%, 12/1/2046	500,000	503,892
Dawson Trails Metropolitan District No. 1, General Obligation, CO Zero Coupon, 12/1/2031	6,530,000	3,711,429
Denver Health & Hospital Authority Revenue, CO:
Series A, 4.00%, 12/1/2039	500,000	479,228
Series A, 5.00%, 12/1/2039	40,000	40,012
Series A, 5.25%, 12/1/2045	370,000	370,218
Denver Urban Renewal Authority, Special Obligation, CO Series A, 5.25%, 12/1/2039 (b)	100,000	101,234
E-470 Public Highway Authority Revenue, CO Series B, National Public Finance Guarantee Corp., Zero Coupon, 9/1/2037 (g)	475,000	254,195
Fiddlers Business Improvement District, General Obligation, CO 5.55%, 12/1/2047 (b)	400,000	415,834
Foothills Metropolitan District, Special Assessment, CO 6.00%, 12/1/2038	1,500,000	1,485,524
Fourth North Business Improvement District, Special Tax Revenue, CO:
Series A, 5.25%, 12/1/2032	1,945,000	1,983,646
Security Description	Principal Amount	Value
Series A, 5.75%, 12/1/2052	$535,000	$546,857
Heritage Todd Creek Metropolitan District, General Obligation, CO 6.13%, 12/1/2044	1,000,000	1,001,038
Hess Ranch Metropolitan District No. 5, Special Assessment, CO 5.50%, 12/1/2044 (b)	2,430,000	2,442,780
Hogback Metropolitan District, General Obligation, CO Series A, 5.00%, 12/1/2041	725,000	688,602
Jefferson Center Metropolitan District No. 1 Revenue, CO Series B, 5.75%, 12/15/2050	500,000	507,867
Kinston Metropolitan District No. 5, General Obligation, CO Series A, 5.13%, 12/1/2050	750,000	756,359
Kremmling Memorial Hospital District, Certificate Participation, CO:
6.13%, 12/1/2044 (b)	3,270,000	3,218,009
6.63%, 12/1/2056 (b)	2,575,000	2,545,331
Lanterns Metropolitan District No. 1, General Obligation, CO Series A, 5.00%, 12/1/2039	1,375,000	1,382,292
North Range Metropolitan District No. 3, General Obligation, CO:
Series A, 5.00%, 12/1/2040	1,000,000	1,012,771
Series A, 5.25%, 12/1/2050	2,000,000	2,030,037
Painted Prairie Public Improvement Authority Revenue, CO 5.00%, 12/1/2049	1,740,000	1,645,420
Peak Metropolitan District No. 3, General Obligation, CO Series A-1, 7.50%, 12/1/2052	2,210,000	2,267,663
Pioneer Community Authority Board Revenue, CO 6.50%, 12/1/2034	2,689,000	2,641,117
Plaza Metropolitan District No. 1, Special Obligation, CO 4.50%, 12/1/2030 (b)	1,000,000	1,000,097
Prairie Center Metropolitan District No. 3 Revenue, CO Series A, 5.00%, 12/15/2041 (b)	2,990,000	3,017,999
Public Authority for Colorado Energy Revenue, CO 6.50%, 11/15/2038	885,000	1,109,573
Pueblo Urban Renewal Authority, Special Obligation, CO Series A, 4.75%, 12/1/2045 (b)	1,825,000	1,271,116
Raindance Metropolitan District No. 1 Non-Potable Water System Revenue, CO 5.00%, 12/1/2040	2,675,000	2,691,044

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Rampart Range Metropolitan District No. 5 Revenue, CO 4.00%, 12/1/2051	$500,000	$428,924
Regional Transportation District Revenue, CO Series A, 4.00%, 7/15/2039	950,000	964,808
Rocky Mountain Rail Park Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2041 (b)	1,000,000	877,734
Series A, 5.00%, 12/1/2051 (b)	1,000,000	857,467
Sagebrush Farm Metropolitan District No. 1, General Obligation, CO Series A, 6.75%, 12/1/2052	3,000,000	3,081,089
Southglenn Metropolitan District, General Obligation, CO 5.00%, 12/1/2030	1,000,000	1,000,430
St. Vrain Lakes Metropolitan District No. 4, General Obligation, CO Series A, Zero Coupon, 9/20/2054 (b) (e)	1,000,000	725,841
Sterling Ranch Community Authority Board, Special Assessment, CO 5.63%, 12/1/2043	350,000	365,972
Talon Pointe Metropolitan District, General Obligation, CO Series A, 5.25%, 12/1/2039	500,000	419,587
Transport Metropolitan District No. 3, General Obligation, CO:
Series 2021-A-1, 4.13%, 12/1/2031	1,000,000	924,547
Series 2021-A-1, 5.00%, 12/1/2041	2,700,000	2,393,437
Velocity Metropolitan District No. 3, General Obligation, CO 5.38%, 12/1/2039	1,000,000	1,004,249
Verve Metropolitan District No. 1, General Obligation, CO:
5.00%, 12/1/2051	500,000	408,265
6.50%, 12/1/2043	2,000,000	2,004,974
6.75%, 12/1/2052	1,430,000	1,434,780
Village Metropolitan District, General Obligation, CO 5.00%, 12/1/2049	1,750,000	1,767,116
Willow Bend Metropolitan District, General Obligation, CO:
Series A, 5.00%, 12/1/2039	600,000	600,273
Series A, 5.00%, 12/1/2049	1,000,000	965,659
Windler Public Improvement Authority Revenue, CO:
Series A-1, 4.00%, 12/1/2031	530,000	510,495
Security Description	Principal Amount	Value
Series A-1, 4.13%, 12/1/2051	$2,550,000	$2,016,735
		96,680,088
CONNECTICUT — 0.7%
City of Hartford, General Obligation, CT Series C, Assured Guaranty Municipal Corp., 3.00%, 7/15/2027 (g)	100,000	100,177
Connecticut State Development Authority Revenue, CT 7.95%, 4/1/2026	300,000	300,155
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series R, 3.25%, 7/1/2035	500,000	488,954
Series R, 3.38%, 7/1/2037	190,000	184,547
Series F, 3.50%, 7/1/2026	5,000	4,932
Series A, 4.00%, 7/1/2038	745,000	745,655
Series A, 4.00%, 7/1/2049	1,000,000	938,826
Series F, 4.00%, 7/1/2030	1,100,000	1,093,447
Series L, 4.00%, 7/1/2034	250,000	251,528
Series L-1, 4.00%, 7/1/2029	490,000	512,385
Series L, 4.13%, 7/1/2041	500,000	500,820
Series A, 5.00%, 1/1/2045 (b)	1,800,000	1,694,521
Series A, 5.00%, 9/1/2046 (b)	110,000	110,071
Series A, 5.00%, 9/1/2053 (b)	500,000	489,351
Series F, 5.00%, 7/1/2037	1,175,000	1,188,563
Series F, 5.00%, 7/1/2045	1,040,000	1,042,866
Series G-1, 5.00%, 7/1/2044 (b)	275,000	268,106
Series G-1, 5.00%, 7/1/2050 (b)	500,000	474,549
Great Pond Improvement District, Special Obligation, CT 5.75%, 10/1/2052 (b)	1,000,000	1,046,492
Harbor Point Infrastructure Improvement District, Special Obligation, CT 5.00%, 4/1/2039 (b)	2,500,000	2,534,145
State of Connecticut Bradley International Airport CFC Revenue, CT Series A, AMT, 5.00%, 7/1/2049	1,910,000	1,955,705
Steel Point Infrastructure Improvement District, Special Obligation, CT:
4.00%, 4/1/2051 (b)	3,120,000	2,696,240
5.63%, 4/1/2044 (b)	250,000	266,227
Town of Hamden Revenue, CT 5.00%, 1/1/2050	1,000,000	975,825
		19,864,087
DELAWARE — 0.3%
County of Kent Revenue, DE:
Series A, 5.00%, 7/1/2040	750,000	765,661
Series A, 5.00%, 7/1/2048	1,000,000	1,009,442

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Delaware State Economic Development Authority Revenue, DE:
Series A, VRN, 1.25%, 10/1/2045 (a)	$3,000,000	$2,920,085
Series B, VRN, 1.25%, 10/1/2040 (a)	1,000,000	973,362
Series A, 3.25%, 6/1/2026	330,000	324,334
Series A, 4.00%, 6/1/2042	160,000	145,718
Series A, 4.00%, 6/1/2052	70,000	59,185
Series A, 5.00%, 6/1/2036	500,000	506,068
Series A, 5.00%, 6/1/2046	700,000	701,824
Town of Bridgeville, Special Tax Revenue, DE 5.63%, 7/1/2053 (b)	800,000	851,086
		8,256,765
DISTRICT OF COLUMBIA — 1.0%
District of Columbia Revenue, DC:
5.00%, 4/1/2033	500,000	519,169
5.00%, 12/1/2034	500,000	543,952
5.00%, 10/1/2035	2,630,000	2,630,284
5.00%, 6/1/2050	2,590,000	2,600,126
Series A, 5.00%, 7/1/2032	150,000	152,973
Series A, 5.00%, 6/1/2041 (b)	250,000	253,807
Series A, 5.00%, 7/1/2052	290,000	281,010
Series A, 5.63%, 6/1/2044	400,000	421,378
Series A, 6.00%, 6/1/2058	1,000,000	1,057,694
District of Columbia Tobacco Settlement Financing Corp. Revenue, DC:
Series A, Zero Coupon, 6/15/2046	25,000,000	5,843,535
Series C, Zero Coupon, 6/15/2055	45,000,000	4,818,762
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC:
Assured Guaranty Corp., Zero Coupon, 10/1/2035 (g)	220,000	147,839
Series A, Assured Guaranty Municipal Corp., 4.00%, 10/1/2052 (g)	4,710,000	4,610,419
Series B, 4.00%, 10/1/2044	650,000	643,077
Series B, 4.00%, 10/1/2049	1,625,000	1,569,486
Series B, Assured Guaranty Municipal Corp., 4.00%, 10/1/2053 (g)	3,125,000	3,001,013
		29,094,524
FLORIDA — 6.4%
Alachua County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 12/1/2044	325,000	320,683
5.00%, 11/15/2024 (d)	30,000	29,744
Security Description	Principal Amount	Value
Avenir Community Development District, Special Assessment, FL 5.38%, 5/1/2043	$990,000	$1,019,277
Bexley Community Development District, Special Assessment, FL 4.70%, 5/1/2036	100,000	100,472
Cape Coral Health Facilities Authority Revenue, FL 6.00%, 7/1/2045 (b)	1,000,000	757,066
Capital Trust Agency, Inc. Revenue, FL:
4.00%, 6/15/2041 (b)	1,500,000	1,319,153
4.00%, 6/15/2051 (b)	1,500,000	1,197,973
Series A, 4.00%, 7/1/2056 (b)	885,000	721,768
5.00%, 12/15/2040 (b)	190,000	187,662
5.00%, 7/1/2046 (b)	750,000	587,667
Series A, 5.00%, 6/15/2039 (b)	390,000	390,577
Series A, 5.00%, 6/15/2049 (b)	2,425,000	2,387,219
Series A, 5.00%, 7/1/2050	600,000	400,489
Series A, 5.00%, 6/15/2055 (b)	290,000	274,705
Series A, 5.00%, 8/1/2055	700,000	703,319
Series A-1, 5.00%, 1/1/2055 (b)	250,000	250,337
Series A-1, 5.00%, 7/1/2056 (b)	3,850,000	3,812,668
Series A, 5.13%, 6/15/2037 (b)	450,000	454,042
Series A, 5.38%, 6/15/2038 (b)	105,000	106,046
5.63%, 8/1/2037 (b)	115,000	98,735
5.88%, 8/1/2052 (b)	610,000	480,009
6.10%, 8/15/2038 (b)	215,000	224,817
Capital Trust Authority Revenue, FL:
Series A, 5.00%, 6/1/2054 (b)	2,000,000	2,025,120
Series A, 5.63%, 6/15/2044 (b)	405,000	425,714
5.75%, 8/15/2049 (b)	1,355,000	1,366,962
6.00%, 8/15/2063 (b)	1,450,000	1,462,643
Series A, 6.00%, 6/15/2054 (b)	110,000	116,296
Series A, 6.13%, 6/15/2060 (b)	285,000	301,699
Series A, 6.38%, 6/15/2058 (b)	1,000,000	1,057,717
Series A, 6.50%, 12/15/2053 (b)	1,320,000	1,353,544
Celebration Pointe Community Development District No. 1, Special Assessment, FL 4.00%, 5/1/2053	2,585,000	2,193,932

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Central Florida Expressway Authority Revenue, FL Build America Mutual Assurance Corp., 3.25%, 7/1/2039 (g)	$100,000	$96,583
Charlotte County Industrial Development Authority Revenue, FL Series A, AMT, 4.00%, 10/1/2051 (b)	1,720,000	1,484,509
City of Jacksonville Revenue, FL 4.00%, 11/1/2040	415,000	401,347
City of Orlando Tourist Development Tax Revenue, FL:
Series A, Assured Guaranty Municipal Corp., 5.00%, 11/1/2028 (g)	500,000	529,615
Series A, Assured Guaranty Municipal Corp., 5.00%, 11/1/2036 (g)	200,000	208,743
City of Pompano Beach Revenue, FL 4.00%, 9/1/2050	500,000	445,654
City of South Miami Health Facilities Authority, Inc. Revenue, FL 4.00%, 8/15/2047	1,000,000	979,319
City of Tallahassee Revenue, FL Series A, 5.00%, 12/1/2055	440,000	440,112
City of Tampa Revenue, FL:
5.00%, 4/1/2040	500,000	502,766
Series B, 5.00%, 7/1/2050	3,000,000	3,151,175
Collier County Industrial Development Authority Revenue, FL:
Series A, 8.13%, 5/15/2044 (b) (d)	298,278	8,053
Series A, 8.25%, 5/15/2049 (b) (d)	74,569	2,013
Corkscrew Farms Community Development District, Special Assessment, FL 5.00%, 11/1/2038 (b)	140,000	144,131
County of Bay Water & Sewer System Revenue, FL 4.00%, 9/1/2045	215,000	212,867
County of Broward Airport System Revenue, FL:
Series Q-1, 4.00%, 10/1/2042	140,000	139,257
Series A, AMT, 5.00%, 10/1/2036	300,000	319,130
County of Escambia Revenue, FL Series B, VRN, 2.00%, 11/1/2033 (a)	775,000	775,000
County of Escambia Sales Tax Revenue, FL 5.00%, 10/1/2046	550,000	571,218
Security Description	Principal Amount	Value
County of Miami-Dade Aviation Revenue, FL:
Series A, AMT, 4.25%, 10/1/2036	$100,000	$100,102
AMT, 5.00%, 10/1/2028	500,000	500,555
AMT, 5.00%, 10/1/2030	650,000	650,722
5.00%, 10/1/2033	505,000	521,664
5.00%, 10/1/2036	765,000	787,052
County of Miami-Dade Revenue, FL:
Series C, Assured Guaranty Corp., Zero Coupon, 10/1/2048 (g)	595,000	217,148
5.00%, 10/1/2027	240,000	250,789
Series A, Assured Guaranty Corp., 6.88%, 10/1/2034 (a) (g)	145,000	171,929
County of Miami-Dade Seaport Department Revenue, FL Series A-1, Assured Guaranty Municipal Corp., 4.00%, 10/1/2045 (g)	2,590,000	2,509,953
County of Osceola Transportation Revenue, FL:
Series A-2, Zero Coupon, 10/1/2041	3,125,000	1,435,180
Series A-1, 5.00%, 10/1/2049	500,000	519,671
County of Palm Beach Revenue, FL Series A, 5.00%, 4/1/2051 (b)	110,000	108,395
Crosswinds East Community Development District, Special Assessment, FL:
5.50%, 5/1/2044	295,000	304,957
5.75%, 5/1/2054	500,000	515,407
Edgewater East Community Development District, Special Assessment, FL 4.00%, 5/1/2052	1,995,000	1,685,881
Escambia County Health Facilities Authority Revenue, FL:
Series A, 4.00%, 8/15/2045	1,000,000	929,475
Series A, 5.00%, 8/15/2031	155,000	165,945
Series A, 5.00%, 8/15/2033	1,595,000	1,700,962
Florida Development Finance Corp. Revenue, FL:
4.00%, 11/15/2039	500,000	510,713
Series A, 4.00%, 6/1/2041 (b)	2,070,000	1,824,372
Series A, 4.00%, 7/1/2045	600,000	557,651
Series A, 4.00%, 7/1/2051 (b)	750,000	663,070
Series A, 4.00%, 6/1/2055 (b)	1,000,000	770,113
Series A, 4.00%, 6/30/2056 (b)	1,490,000	1,059,306
Series A, 4.75%, 7/15/2036 (b)	500,000	501,117
AMT, 5.00%, 5/1/2029 (b)	3,060,000	3,125,480

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
AMT, 5.00%, 7/1/2041	$5,200,000	$5,356,716
5.00%, 6/1/2051 (b)	2,000,000	2,007,512
Series A, 5.00%, 6/15/2035	2,425,000	2,494,336
Series A, 5.00%, 2/1/2052	2,000,000	2,010,053
Series C, 5.00%, 9/15/2040 (b)	100,000	98,038
5.25%, 6/15/2029 (b)	2,200,000	2,235,794
AMT, 5.25%, 8/1/2029 (b)	2,000,000	2,085,826
AMT, 5.25%, 7/1/2047	1,430,000	1,476,521
Series A, 5.25%, 6/1/2050 (b)	1,000,000	999,644
Series A, 5.25%, 6/1/2055 (b)	1,000,000	986,120
Series A1, 5.25%, 6/1/2054 (b)	1,000,000	1,031,989
AMT, 5.50%, 7/1/2053	4,600,000	4,816,418
Series A, 5.50%, 6/1/2054 (b)	1,400,000	1,436,730
Series A, 5.50%, 6/1/2059 (b)	1,505,000	1,534,923
Series A, 6.00%, 6/15/2035 (b)	505,000	510,251
AMT, 6.13%, 7/1/2032 (a) (b)	1,350,000	1,387,352
Series A, 6.13%, 6/15/2044 (b)	555,000	555,444
Series A, 6.13%, 6/15/2046 (b)	100,000	100,702
Series A, 6.50%, 7/1/2044	925,000	925,826
Series A, 6.75%, 6/15/2053 (b)	2,000,000	2,218,941
Series A, AMT, 8.25%, 7/1/2057 (a) (b)	9,980,000	10,278,570
AMT, 12.00%, 7/15/2032 (a) (b)	6,465,000	6,893,050
Florida Higher Educational Facilities Financial Authority Revenue, FL:
5.00%, 3/1/2047	1,000,000	1,008,780
Series A-1, 5.00%, 6/1/2048 (b)	1,000,000	988,172
FRERC Community Development District, Special Assessment, FL 5.50%, 11/1/2050 (d)	100,000	89,463
Golden Gem Community Development District, Special Assessment, FL:
5.70%, 5/1/2044	1,160,000	1,190,146
6.00%, 5/1/2055	1,840,000	1,894,011
Greater Orlando Aviation Authority Revenue, FL:
5.00%, 11/15/2036	2,850,000	2,851,717
Series A, AMT, 5.00%, 10/1/2026	235,000	243,889
Series A, AMT, 5.00%, 10/1/2027	170,000	178,926
Series A, AMT, 5.00%, 10/1/2042	250,000	256,776
Security Description	Principal Amount	Value
Grove Resort Community Development District, Special Assessment, FL Series A, 5.88%, 11/1/2047	$545,000	$585,567
Halifax Hospital Medical Center Revenue, FL 4.00%, 6/1/2046	125,000	120,067
Heights Community Development District, Special Obligation, FL 5.00%, 1/1/2038	995,000	1,002,114
Hernando County School District, Certificate Participation, FL Series A, Assured Guaranty Municipal Corp., 3.00%, 7/1/2035 (g)	115,000	109,505
Highlands County Health Facilities Authority Revenue, FL:
Series A, 6.00%, 4/1/2038 (d)	401,671	28,117
Series A, 6.25%, 4/1/2049 (d)	401,671	28,117
Hillsborough County Aviation Authority Revenue, FL Series A, AMT, 5.00%, 10/1/2048	1,740,000	1,785,693
Hillsborough County Industrial Development Authority Revenue, FL Series A, 3.50%, 8/1/2055	5,000,000	4,111,214
Hillsborough County School Board, Certificate Participation, FL 5.00%, 7/1/2027	600,000	637,122
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.88%, 5/1/2055	1,000,000	1,043,682
JEA Electric System Revenue, FL Series B, 5.00%, 10/1/2028	325,000	347,648
Lakewood Ranch Stewardship District, Special Assessment, FL:
4.00%, 5/1/2050 (b)	1,250,000	1,098,793
6.13%, 5/1/2043	1,200,000	1,292,329
6.30%, 5/1/2054	1,080,000	1,154,117
Lee County Industrial Development Authority Revenue, FL:
Series C, 5.00%, 11/15/2054 (f)	2,020,000	2,126,147
Series A, 5.25%, 10/1/2057	550,000	518,662
5.75%, 6/15/2042 (b)	500,000	500,186
LT Ranch Community Development District, Special Assessment, FL 4.00%, 5/1/2040	725,000	692,890
Miami Beach Redevelopment Agency, Special Obligation, FL Series A, 5.00%, 2/1/2033	680,000	682,159

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Miami World Center Community Development District, Special Assessment, FL 5.13%, 11/1/2039	$1,000,000	$1,025,969
Miami-Dade County Expressway Authority Revenue, FL:
Series A, 5.00%, 7/1/2027	400,000	400,372
Series A, 5.00%, 7/1/2028	325,000	336,137
Series A, 5.00%, 7/1/2031	200,000	200,177
Miami-Dade County Health Facilities Authority Revenue, FL 5.00%, 8/1/2047	245,000	250,040
Miami-Dade County Industrial Development Authority Revenue, FL Series A, 5.50%, 7/1/2061 (b)	1,000,000	1,031,638
Middleton Community Development District A, Special Assessment, FL 4.75%, 5/1/2055 (b) (f)	1,450,000	1,458,148
Midtown Miami Community Development District, Special Assessment, FL:
Series A, 5.00%, 5/1/2037	1,430,000	1,430,399
Series B, 5.00%, 5/1/2037	925,000	925,258
Mirada Community Development District, Special Assessment, FL:
4.75%, 5/1/2031	280,000	282,870
5.63%, 5/1/2044	700,000	714,023
Mirada II Community Development District, Special Assessment, FL 4.00%, 5/1/2051	990,000	851,755
North-1 Pasco Community Development District, Special Assessment, FL Series A, 6.00%, 5/1/2054	1,515,000	1,562,294
Northern Palm Beach County Improvement District, Special Assessment, FL 5.35%, 8/1/2035	360,000	367,329
Palm Beach County Health Facilities Authority Revenue, FL:
4.00%, 6/1/2041	4,920,000	4,671,162
Series B, 4.00%, 5/15/2053	500,000	428,237
Parrish Lakes Community Development District, Special Assessment, FL 5.50%, 5/1/2044	650,000	659,915
Pinellas County Industrial Development Authority Revenue, FL:
5.00%, 7/1/2029	130,000	133,454
5.00%, 7/1/2039	410,000	417,631
Security Description	Principal Amount	Value
Reunion East Community Development District, Special Assessment, FL:
Series 2021, 3.15%, 5/1/2041	$60,000	$50,098
Series 2021, 4.00%, 5/1/2051	135,000	116,607
Saltleaf Community Development District, Special Assessment, FL:
5.63%, 5/1/2044	340,000	347,321
6.00%, 5/1/2056	1,000,000	1,029,044
Sawyers Landing Community Development District, Special Assessment, FL 4.25%, 5/1/2053	3,300,000	2,873,819
School Board of Miami-Dade County, Certificate Participation, FL Series C, 3.25%, 2/1/2032	100,000	100,002
Seminole County Industrial Development Authority Revenue, FL:
Series A, 5.25%, 11/15/2039	1,400,000	1,414,176
Series A, 5.50%, 11/15/2049	1,515,000	1,519,450
St. Johns County Industrial Development Authority Revenue, FL:
Series A, 4.00%, 12/15/2036	1,000,000	935,902
Series A, 4.00%, 12/15/2041	750,000	663,928
Series A, 4.00%, 12/15/2046	750,000	628,575
Series A, 4.00%, 12/15/2050	1,000,000	808,203
Tolomato Community Development District, Special Assessment, FL:
Series 2015-2 EXCHA, Zero Coupon, 5/1/2040 (e)	180,000	179,752
Series A-2, 4.25%, 5/1/2037	1,100,000	1,089,564
Series 2015-3 EXCHA, 6.61%, 5/1/2040 (d) (h)	195,000	—
Town of Davie Revenue, FL 5.00%, 4/1/2038	560,000	588,105
USF Financing Corp., Certificate Participation, FL Series A-REMK 5/6/15, 5.00%, 7/1/2034	550,000	556,977
Village Community Development District No. 12, Special Assessment, FL 4.25%, 5/1/2043	1,795,000	1,795,665
Village Community Development District No. 13, Special Assessment, FL 3.70%, 5/1/2050	1,905,000	1,675,760
Village Community Development District No. 14, Special Assessment, FL 5.50%, 5/1/2053	2,930,000	3,073,854

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Village Community Development District No. 15, Special Assessment, FL:
4.55%, 5/1/2044 (b) (f)	$1,000,000	$1,014,791
5.00%, 5/1/2043 (b)	1,250,000	1,302,830
5.25%, 5/1/2054 (b)	1,550,000	1,616,279
Volusia County Educational Facility Authority Revenue, FL 5.00%, 6/1/2045	130,000	130,137
West Palm Beach Community Redevelopment Agency, Special Obligation, FL 5.00%, 3/1/2036	100,000	107,506
West Villages Improvement District, Special Assessment, FL 4.75%, 5/1/2039	1,000,000	995,071
Westside Haines City Community Development District, Special Assessment, FL 6.00%, 5/1/2054	1,000,000	1,031,997
Westview South Community Development District, Special Assessment, FL 5.38%, 5/1/2043	630,000	650,514
Wiregrass Community Development District, Special Assessment, FL 5.63%, 5/1/2045	670,000	673,248
		180,749,904
GEORGIA — 1.3%
Atlanta Development Authority Revenue, GA:
Series 1, Zero Coupon, 12/15/2048 (b) (e)	1,890,000	1,604,741
Series A1, 6.50%, 1/1/2029 (d)	350,000	157,500
Series A1, 6.75%, 1/1/2035 (d)	1,705,000	767,250
Series A1, 7.00%, 1/1/2040 (d)	500,000	225,000
Atlanta Development Authority, Special Obligation, GA:
Series A, 5.00%, 4/1/2034 (b)	2,950,000	3,035,973
Series A, 5.50%, 4/1/2039 (b)	1,350,000	1,396,252
Augusta Development Authority Revenue, GA:
4.00%, 7/1/2037	105,000	106,454
5.00%, 7/1/2025	785,000	793,935
Development Authority of Burke County Revenue, GA:
Series C, 4.13%, 11/1/2045	3,495,000	3,386,587
Series D, 4.13%, 11/1/2045	435,000	421,507
Development Authority of Cobb County Revenue, GA Series A, 6.40%, 6/15/2053 (b)	1,250,000	1,293,780
Security Description	Principal Amount	Value
Development Authority of The City of Marietta Revenue, GA Series A, 5.00%, 11/1/2047 (b)	$2,500,000	$2,507,962
Development Authority of White County Revenue, GA:
Series A, 5.13%, 10/1/2039	790,000	743,847
Series A, 5.25%, 10/1/2049	115,000	103,275
Fulton County Residential Care Facilities for the Elderly Authority Revenue, GA:
Series A, 4.00%, 4/1/2051 (b)	6,350,000	5,539,398
5.00%, 7/1/2042	1,000,000	1,007,552
Gainesville & Hall County Hospital Authority Revenue, GA Series A, 4.00%, 2/15/2051	1,330,000	1,267,804
George L Smith II Congress Center Authority Revenue, GA:
Series B, 3.63%, 1/1/2031 (b)	1,850,000	1,770,104
Series A, 4.00%, 1/1/2054	750,000	682,766
Series B, 5.00%, 1/1/2054 (b)	1,500,000	1,446,849
Georgia Local Government, Certificate Participation, GA Series A, National Public Finance Guarantee Corp., 4.75%, 6/1/2028 (g)	629,000	649,964
Macon-Bibb County Urban Development Authority Revenue, GA Series A, 5.75%, 6/15/2037 (b)	250,000	259,314
Main Street Natural Gas, Inc. Revenue, GA:
Series C, 4.00%, 8/1/2052 (a) (b)	1,000,000	998,461
Series A, 5.00%, 5/15/2049	3,980,000	4,412,487
Series A, 5.50%, 9/15/2026	205,000	213,532
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 5.00%, 7/1/2060	635,000	636,549
Series B, 5.00%, 1/1/2048	850,000	869,570
Series A, 5.50%, 7/1/2060	170,000	171,408
		36,469,821
GUAM — 0.8%
Guam Government Waterworks Authority Revenue, GU:
5.00%, 1/1/2046	3,780,000	3,842,626
Series A, 5.00%, 7/1/2044	1,000,000	1,086,084
Series A, 5.00%, 7/1/2045	1,250,000	1,353,308
Guam Power Authority Revenue, GU:
Series A, 5.00%, 10/1/2040	450,000	497,559
Series A, 5.00%, 10/1/2041	425,000	466,280
Series A, 5.00%, 10/1/2044	375,000	406,368

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Territory of Guam Revenue, GU:
Series D-REF, 4.00%, 11/15/2039	$500,000	$490,118
Series A, 5.00%, 12/1/2025	2,500,000	2,548,367
Series A, 5.00%, 12/1/2046	2,750,000	2,770,204
Series D-REF, 5.00%, 11/15/2027	355,000	361,623
Series D-REF, 5.00%, 11/15/2028	110,000	112,017
Series D-REF, 5.00%, 11/15/2029	525,000	534,518
Series D-REF, 5.00%, 11/15/2034	250,000	253,217
Series D-REF, 5.00%, 11/15/2035	100,000	101,194
Series D-REF, 5.00%, 11/15/2039	6,370,000	6,407,807
Territory of Guam, General Obligation, GU AMT, 5.00%, 11/15/2031	165,000	170,084
		21,401,374
HAWAII — 0.1%
State of Hawaii Department of Budget & Finance Revenue, HI:
5.00%, 7/1/2039 (b)	1,000,000	1,016,133
Series A, 5.00%, 1/1/2045 (b)	750,000	680,979
6.00%, 7/1/2028 (b)	355,000	366,997
		2,064,109
IDAHO — 0.2%
Avimor Community Infrastructure District No. 1, Special Assessment, ID 5.88%, 9/1/2053 (b)	260,000	273,558
Idaho Falls Auditorium District, Certificate Participation, ID 5.25%, 5/15/2051 (b)	1,000,000	1,010,518
Idaho Health Facilities Authority Revenue, ID 3.50%, 9/1/2033	670,000	603,884
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID:
3.75%, 9/1/2051 (b)	3,000,000	2,885,536
6.25%, 9/1/2053 (b)	1,740,000	1,858,144
		6,631,640
ILLINOIS — 7.2%
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, IL:
5.75%, 4/1/2035	250,000	262,824
6.00%, 4/1/2046	350,000	365,708
6.10%, 4/1/2036	45,000	47,706
Security Description	Principal Amount	Value
Chicago Board of Education, General Obligation, IL:
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (g)	$225,000	$200,864
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (g)	100,000	85,640
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2031 (g)	1,060,000	791,599
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2028 (g)	830,000	711,974
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2029 (g)	620,000	508,146
Series B-1, National Public Finance Guarantee Corp., Zero Coupon, 12/1/2030 (g)	220,000	172,328
Series A, 4.00%, 12/1/2047	6,750,000	5,987,399
Series B, 4.00%, 12/1/2035	200,000	196,777
Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2028 (g)	150,000	160,533
Series A, 5.00%, 12/1/2030	4,020,000	4,204,426
Series A, 5.00%, 12/1/2031	600,000	623,075
Series A, 5.00%, 12/1/2033	6,000,000	6,459,099
Series A, 5.00%, 12/1/2034	3,315,000	3,490,282
Series A, 5.00%, 12/1/2035	1,500,000	1,545,906
Series A, 5.00%, 12/1/2036	3,550,000	3,713,309
Series A, 5.00%, 12/1/2037	150,000	156,516
Series A, 5.00%, 12/1/2039	910,000	942,927
Series A, 5.00%, 12/1/2042	1,330,000	1,329,911
Series A, 5.00%, 12/1/2047	1,875,000	1,914,151
Series B, 5.00%, 12/1/2029	100,000	106,074
Series B, 5.00%, 12/1/2031	8,250,000	8,761,181
Series B, 5.00%, 12/1/2033	340,000	355,193
Series B, 5.00%, 12/1/2034	410,000	410,278
Series C, 5.00%, 12/1/2030	3,780,000	3,897,700
Series C, 5.00%, 12/1/2034	5,080,000	5,206,461
Series D, 5.00%, 12/1/2027	2,400,000	2,492,051
Series D, 5.00%, 12/1/2046	6,200,000	6,250,352
Series G, 5.00%, 12/1/2034	2,400,000	2,459,745
Series H, 5.00%, 12/1/2036	3,100,000	3,165,325
Series H, 5.00%, 12/1/2046	1,500,000	1,511,891
Series E, 5.13%, 12/1/2032	765,000	765,942
Series C, 5.25%, 12/1/2035	2,140,000	2,142,534
Series C, 5.25%, 12/1/2039	7,865,000	7,870,619
Series A, National Public Finance Guarantee Corp., 5.50%, 12/1/2026 (g)	885,000	913,393
Series A, American Municipal Bond Assurance Corp., 5.50%, 12/1/2031 (g)	620,000	664,830
Series A, 5.88%, 12/1/2047	5,225,000	5,770,901
Series A, 6.00%, 12/1/2049	3,100,000	3,442,610

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 7.00%, 12/1/2026	$1,100,000	$1,138,826
Series A, 7.00%, 12/1/2044	3,405,000	3,498,106
Series A, 7.00%, 12/1/2046 (b)	2,125,000	2,298,037
Chicago Midway International Airport Revenue, IL Series A, AMT, 5.00%, 1/1/2026	100,000	102,082
Chicago O'Hare International Airport Revenue, IL:
Series A, 4.00%, 1/1/2038	1,505,000	1,529,809
Series B, Assured Guaranty Municipal Corp., 4.00%, 1/1/2053 (g)	300,000	295,133
AMT, 5.00%, 7/1/2048	800,000	810,864
Series A, AMT, 5.00%, 1/1/2048	1,000,000	1,026,910
Series B, 5.00%, 1/1/2029	315,000	316,372
Series C, 5.00%, 1/1/2032	500,000	509,890
Series A, AMT, 5.50%, 1/1/2053	2,500,000	2,779,802
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL 5.00%, 12/1/2046	520,000	528,037
City of Chicago Waterworks Revenue, IL:
4.00%, 11/1/2037	30,000	30,040
Series A, 5.00%, 11/1/2044	2,000,000	2,206,568
City of Chicago, General Obligation, IL:
Series C, Zero Coupon, 1/1/2026	200,000	192,368
Series A, 4.00%, 1/1/2036	2,055,000	2,053,076
Series B-EXCHANGE, 4.00%, 1/1/2038	6,209,000	6,143,824
Series A, National Public Finance Guaranty Corp., 5.00%, 1/1/2044	2,400,000	2,471,446
Series C, 5.00%, 1/1/2026	470,000	480,437
Series C, 5.00%, 1/1/2027	195,000	197,891
Series C, 5.00%, 1/1/2035	700,000	706,105
Series C, 5.00%, 1/1/2038	1,615,000	1,625,522
Series 2007G-REMK 6/8/15, 5.50%, 1/1/2042	780,000	781,462
Series A, 5.50%, 1/1/2035	1,840,000	1,975,372
Series A, 5.50%, 1/1/2039	2,800,000	3,089,768
Series A, 5.50%, 1/1/2040	2,720,000	2,987,950
Series A, 5.50%, 1/1/2041	2,000,000	2,141,251
Series A, 5.50%, 1/1/2049	1,000,000	1,043,337
Series A, 5.75%, 1/1/2033	510,000	532,718
Illinois Finance Authority Revenue, IL:
4.00%, 10/1/2034 (b)	440,000	434,476
4.00%, 12/1/2040	250,000	245,564
Series C, 4.25%, 8/1/2042	1,050,000	1,025,744
Series A, 4.50%, 8/1/2033 (b)	1,275,000	1,340,637
Security Description	Principal Amount	Value
5.00%, 2/15/2032	$100,000	$102,018
5.00%, 5/15/2033	2,040,000	1,933,482
5.00%, 5/15/2040	3,550,000	1,420,000
Series A, 5.00%, 8/1/2042	580,000	590,093
Series A, 5.00%, 2/15/2047	1,385,000	1,389,288
Series A, 5.00%, 11/1/2049	600,000	393,380
Series A, 5.00%, 2/15/2050	1,950,000	1,951,383
Series A, 5.00%, 7/1/2051 (b)	1,000,000	774,268
5.25%, 2/15/2047	100,000	101,010
Series A, 5.25%, 5/1/2038	1,030,000	1,039,846
Series A, 5.25%, 8/1/2038 (b)	300,000	330,705
5.50%, 4/1/2032	500,000	499,973
Series A, 6.00%, 4/1/2038 (b)	1,175,000	1,194,859
Series A, 6.13%, 4/1/2049 (b)	500,000	503,880
Series A, 6.13%, 4/1/2058 (b)	1,390,000	1,391,986
Series B, AMT, 7.38%, 9/1/2042 (a) (b)	1,000,000	1,181,474
Illinois Sports Facilities Authority Revenue, IL:
American Municipal Bond Assurance Corp., Zero Coupon, 6/15/2025 (g)	680,000	662,805
5.00%, 6/15/2032	220,000	234,579
Metropolitan Pier & Exposition Authority Revenue, IL:
Assured Guaranty Municipal Corp., Zero Coupon, 6/15/2027 (g)	125,000	115,257
Assured Guaranty Municipal Corp., Zero Coupon, 6/15/2047 (g)	11,000,000	4,196,467
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2029 (g)	105,000	90,494
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2031 (g)	215,000	170,960
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2034 (g)	190,000	134,353
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2034 (g)	220,000	152,476
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2035 (g)	140,000	93,024
Series A, National Public Finance Guarantee Corp., Zero Coupon, 6/15/2037 (g)	650,000	404,649
Series A, National Public Finance Guarantee Corp., Zero Coupon, 12/15/2039 (g)	200,000	110,763
Series A, Zero Coupon, 6/15/2041	500,000	250,932

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series B, Zero Coupon, 12/15/2041	$395,000	$194,188
Series B, Zero Coupon, 12/15/2051	2,200,000	667,927
Series A, 4.00%, 12/15/2042	15,500,000	15,477,300
Series A, 5.00%, 6/15/2053	2,000,000	2,014,128
Series B, 5.00%, 12/15/2040	25,000	25,317
Series B, 5.00%, 6/15/2042	205,000	218,113
Series B, 5.00%, 6/15/2052	2,395,000	2,412,505
Series B, 5.00%, 6/15/2053	1,000,000	1,083,885
Series B, National Public Finance Guarantee Corp., 5.50%, 6/15/2029 (g)	3,650,000	3,826,680
Northeastern Illinois University, Certificate Participation, IL 4.10%, 10/1/2041	245,000	208,470
Northern Illinois Municipal Power Agency Revenue, IL Series A, 5.00%, 12/1/2027	105,000	110,121
Northern Illinois University Revenue, IL Series B, Build America Mutual Assurance Corp., 5.00%, 4/1/2027 (g)	630,000	659,105
State of Illinois Sales Tax Revenue, IL:
Series A, 3.00%, 6/15/2033	500,000	473,021
Series D, 3.00%, 6/15/2031	710,000	686,580
Series A, 5.00%, 6/15/2027	250,000	256,106
State of Illinois, General Obligation, IL:
3.50%, 6/1/2029	140,000	140,429
4.00%, 6/1/2032	1,820,000	1,832,654
Series B, 4.25%, 5/1/2046	5,750,000	5,754,212
5.00%, 1/1/2029	1,000,000	1,023,925
5.00%, 5/1/2032	3,000,000	3,013,244
5.00%, 11/1/2034	120,000	123,393
5.00%, 5/1/2035	140,000	140,618
5.00%, 5/1/2036	125,000	125,552
5.00%, 5/1/2039	380,000	381,678
Series A, 5.00%, 10/1/2024	150,000	150,000
Series A, 5.00%, 5/1/2035	1,000,000	1,049,097
Series C, 5.00%, 12/1/2045	1,000,000	1,080,745
Village of Bridgeview, General Obligation, IL:
5.00%, 12/1/2042	260,000	248,020
Series A, 5.50%, 12/1/2043	115,000	114,992
Village of Rosemont, General Obligation, IL Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2040 (g)	190,000	197,914
Security Description	Principal Amount	Value
Will County Community High School District No. 210 Lincoln-Way, General Obligation, IL Series B, Zero Coupon, 1/1/2033	$340,000	$250,989
		201,952,916
INDIANA — 0.3%
City of Terre Haute Revenue, IN Series A, AMT, 7.25%, 12/1/2028 (d)	702,727	7
City of Valparaiso Revenue, IN:
AMT, 4.50%, 1/1/2034 (b)	485,000	501,561
AMT, 4.88%, 1/1/2044 (b)	350,000	367,407
AMT, 5.00%, 1/1/2054 (b)	2,500,000	2,611,033
County of Allen Revenue, IN 6.00%, 2/1/2039	100,000	100,799
Indiana Finance Authority Revenue, IN:
3.75%, 10/1/2037	200,000	169,786
Series 2, 4.00%, 10/1/2036	640,000	666,366
Series A, 4.50%, 7/1/2053	250,000	170,744
5.00%, 10/1/2042	1,170,000	1,092,665
Series A, AMT, 6.75%, 5/1/2039	275,000	319,103
AMT, 7.00%, 3/1/2039 (b)	500,000	247,550
Indianapolis Local Public Improvement Bond Bank Revenue, IN:
Series E, 6.00%, 3/1/2053	1,000,000	1,112,473
Series F, 7.75%, 3/1/2067	1,725,000	1,893,708
		9,253,202
IOWA — 0.7%
Iowa Finance Authority Revenue, IA:
4.75%, 8/1/2042	4,000,000	4,004,398
VRN, 5.00%, 12/1/2050 (a)	5,000,000	5,852,033
Series A, 5.00%, 5/15/2036	1,250,000	1,263,210
Series A, 5.00%, 5/15/2041	545,000	548,071
Series A, 5.00%, 5/15/2043	935,000	942,207
Series A, 5.00%, 5/15/2047	415,000	416,245
Iowa Higher Education Loan Authority Revenue, IA 4.00%, 10/1/2025	210,000	207,908
Iowa Tobacco Settlement Authority Revenue, IA:
Series B-2, Zero Coupon, 6/1/2065	5,265,000	851,662
Series A-2 CLASS 1, 4.00%, 6/1/2049	4,175,000	4,024,605
Series B-1 CLA, 4.00%, 6/1/2049	180,000	181,424
PEFA, Inc. Revenue, IA VRN, 5.00%, 9/1/2049 (a)	500,000	514,235
		18,805,998

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
KANSAS — 0.2%
City of Hutchinson Revenue, KS 5.00%, 12/1/2041	$610,000	$546,981
City of Overland Park Sales Tax Revenue, KS 6.00%, 12/15/2032 (d)	200,000	64,000
City of Wichita Revenue, KS:
5.00%, 5/15/2050	750,000	656,682
Series I, 5.00%, 5/15/2033	350,000	349,825
Series IV-A, 5.63%, 5/15/2044	1,185,000	1,186,930
5.75%, 5/15/2045 (f)	1,500,000	1,510,679
Wyandotte County-Kansas City Unified Government Revenue, KS National Public Finance Guarantee Corp., Zero Coupon, 12/1/2027 (g)	230,000	203,226
		4,518,323
KENTUCKY — 1.0%
City of Henderson Revenue, KY:
Series A, AMT, 4.45%, 1/1/2042 (b)	2,875,000	2,888,917
Series A, AMT, 4.70%, 1/1/2052 (b)	3,940,000	3,949,528
City of Murray Revenue, KY 4.00%, 8/1/2034	220,000	213,511
Floyd County School District Finance Corp. Revenue, KY State Intercept, 3.50%, 8/1/2033	235,000	231,135
Kentucky Economic Development Finance Authority Revenue, KY:
Series A, Assured Guaranty Municipal Corp., 4.00%, 12/1/2041 (g)	500,000	500,781
Series A, 5.00%, 6/1/2037	1,520,000	1,557,987
Series A, 5.00%, 6/1/2045	2,500,000	2,525,687
Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2045 (g)	550,000	570,313
Series A, 5.25%, 6/1/2050	100,000	100,210
5.50%, 11/15/2035	105,000	104,106
Kentucky Housing Corp. Revenue, KY Series A-2, Housing and Urban Development, 4.65%, 5/1/2025 (b)	3,000,000	3,000,736
Kentucky Municipal Power Agency Revenue, KY:
Series A, National Public Finance Guarantee Corp., 4.00%, 9/1/2039 (g)	140,000	139,776
Series A, National Public Finance Guarantee Corp., 5.00%, 9/1/2025 (g)	425,000	431,638
Security Description	Principal Amount	Value
Series A, National Public Finance Guarantee Corp., 5.00%, 9/1/2026 (g)	$160,000	$162,590
Series A, National Public Finance Guarantee Corp., 5.00%, 9/1/2042 (g)	125,000	125,882
Kentucky Public Energy Authority Revenue, KY:
Series A, VRN, 4.00%, 12/1/2050 (a)	500,000	504,812
Series A-1, 5.00%, 5/1/2055 (a)	5,500,000	5,916,187
Louisville/Jefferson County Metropolitan Government Revenue, KY:
Series A, Assured Guaranty Municipal Corp., 5.00%, 5/15/2047 (g)	3,500,000	3,709,408
Series D, VRN, 5.00%, 10/1/2047 (a)	500,000	545,413
		27,178,617
LOUISIANA — 1.9%
Calcasieu Parish Memorial Hospital Service District Revenue, LA 5.00%, 12/1/2034	2,000,000	2,010,852
City of Shreveport Water & Sewer Revenue, LA:
Series B, Assured Guaranty Municipal Corp., 3.00%, 12/1/2035 (g)	200,000	190,455
Series B, Assured Guaranty Municipal Corp., 4.00%, 12/1/2041 (g)	480,000	480,338
Series C, Build America Mutual Assurance Corp., 4.00%, 12/1/2033 (g)	365,000	372,028
5.00%, 12/1/2040	250,000	253,843
Series A, Assured Guaranty Municipal Corp., 5.00%, 12/1/2036 (g)	260,000	270,607
Jefferson Parish Economic Development & Port District Revenue, LA Series A, 5.50%, 6/15/2038 (b)	1,175,000	1,198,766
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
3.50%, 11/1/2032	4,275,000	4,205,164
4.00%, 11/1/2046 (b)	950,000	912,532
Series A, 5.00%, 1/1/2049	1,500,000	1,172,079
Louisiana Public Facilities Authority Revenue, LA:
4.00%, 5/15/2041	5,000	5,099
5.00%, 7/1/2047	300,000	306,298

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
AMT, 5.00%, 9/1/2066	$3,445,000	$3,575,298
Series A, 5.00%, 6/1/2039 (b)	1,300,000	1,306,867
Series A, 5.00%, 6/1/2041 (b)	2,350,000	2,166,741
Series A, 5.00%, 12/15/2043 (b) (f)	1,350,000	1,372,576
Series A, 5.00%, 7/1/2046	500,000	506,002
Series A, 5.00%, 7/1/2047	2,000,000	2,046,306
Series A, 5.00%, 7/1/2051	385,000	388,553
5.25%, 10/1/2046 (a)	2,590,000	2,766,937
AMT, 5.50%, 9/1/2054	1,400,000	1,543,099
AMT, 5.50%, 9/1/2059	4,405,000	4,827,200
5.63%, 6/1/2037 (b)	420,000	439,191
AMT, 5.75%, 9/1/2064	3,820,000	4,247,883
Series R-2, AMT, 6.50%, 10/1/2053 (a) (b)	1,000,000	1,079,090
Louisiana Stadium & Exposition District Revenue, LA Series A, 5.00%, 7/1/2048	2,000,000	2,192,320
Parish of St. James Revenue, LA:
Series 2010-B, 6.10%, 12/1/2040 (a) (b)	4,395,000	4,927,031
Series 2, 6.35%, 10/1/2040 (b)	2,000,000	2,224,244
Parish of St. John the Baptist Revenue, LA Series A-3, VRN, 2.20%, 6/1/2037 (a)	3,980,000	3,898,469
Plaquemines Port Harbor & Terminal District Revenue, LA Series A, 9.00%, 12/1/2044 (b)	1,000,000	1,033,545
St. Tammany Parish Finance Authority Revenue, LA 5.25%, 11/15/2037	250,000	249,976
		52,169,389
MAINE — 0.1%
Maine Health & Higher Educational Facilities Authority Revenue, ME:
Series A, 4.00%, 7/1/2041	100,000	89,687
Series A, 4.00%, 7/1/2046	310,000	262,346
Series A, 5.00%, 7/1/2046	2,045,000	2,046,470
Town of Rumford Revenue, ME 6.88%, 10/1/2026	525,000	526,242
		2,924,745
MARYLAND — 1.2%
Anne Arundel County Consolidated Special Taxing District, Special Tax Revenue, MD 5.25%, 7/1/2044	310,000	310,081
City of Baltimore Revenue, MD:
Series A, 4.50%, 9/1/2033	1,325,000	1,333,217
5.00%, 9/1/2027	305,000	312,334
5.00%, 9/1/2028	750,000	766,905
5.00%, 9/1/2031	500,000	507,032
Security Description	Principal Amount	Value
5.00%, 9/1/2039	$1,250,000	$1,255,387
5.00%, 9/1/2046	250,000	250,467
5.00%, 6/1/2051	550,000	556,906
City of Brunswick, Special Tax Revenue, MD:
4.00%, 7/1/2029	1,470,000	1,473,463
5.00%, 7/1/2036	474,000	485,879
City of Rockville Revenue, MD:
Series A-2, 5.00%, 11/1/2035	500,000	507,603
Series B, 5.00%, 11/1/2042	2,105,000	2,109,555
County of Frederick Revenue, MD Series A, 5.00%, 9/1/2037 (b)	1,500,000	1,509,619
County of Frederick, Special Obligation, MD 3.75%, 7/1/2039	875,000	811,528
County of Frederick, Special Tax Revenue, MD Series C, 4.00%, 7/1/2050 (b)	985,000	923,513
County of Prince George's, Special Obligation, MD 5.13%, 7/1/2039 (b)	1,600,000	1,625,886
Maryland Economic Development Corp. Revenue, MD:
Series A-P3, AMT, 5.00%, 11/12/2028	1,000,000	1,024,532
Series B, AMT, 5.00%, 6/30/2040	3,250,000	3,438,800
Series B, AMT, 5.25%, 6/30/2052	785,000	824,425
Series A, 5.63%, 7/1/2043	1,500,000	1,665,929
5.75%, 9/1/2025	525,000	529,178
Maryland Economic Development Corp., Special Obligation, MD:
3.25%, 9/1/2030	535,000	524,693
4.00%, 9/1/2040	325,000	309,157
4.00%, 9/1/2050	2,520,000	2,225,986
4.38%, 7/1/2036	1,155,000	1,143,310
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series A, 3.00%, 7/1/2046	545,000	454,675
5.00%, 7/1/2040	1,000,000	1,008,906
5.00%, 7/1/2045	90,000	90,512
Series A, 5.00%, 7/1/2038	100,000	101,584
Series A, 5.00%, 5/15/2045	2,690,000	2,760,219
Series A, 5.50%, 1/1/2031	100,000	103,906
Series A, 5.50%, 1/1/2036	3,500,000	3,610,036
		34,555,223
MASSACHUSETTS — 0.7%
Collegiate Charter School of Lowell Revenue, MA:
5.00%, 6/15/2039	100,000	101,012
5.00%, 6/15/2054	500,000	501,086

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts Development Finance Agency Revenue, MA:
Series A, 4.00%, 7/1/2044	$2,500,000	$2,272,064
Series B, 4.00%, 6/1/2035	2,275,000	2,208,991
Series D, 4.00%, 7/1/2045	350,000	341,514
4.13%, 10/1/2042 (b)	500,000	480,499
5.00%, 7/1/2026	500,000	513,701
5.00%, 1/1/2041	240,000	240,274
5.00%, 10/1/2043	950,000	960,939
5.00%, 1/1/2045	300,000	300,271
5.00%, 7/1/2047	870,000	793,810
5.00%, 7/1/2051 (b)	750,000	654,955
5.00%, 10/1/2057 (b)	2,420,000	2,435,926
Series A, 5.00%, 7/1/2044 (b)	470,000	493,234
Series A, 5.00%, 7/1/2060 (b)	550,000	563,570
Series D, 5.00%, 7/1/2044	1,515,000	1,520,718
Series G, 5.00%, 7/1/2044	1,000,000	996,937
Series I, 5.00%, 7/1/2029	560,000	579,019
Series L, 5.00%, 7/1/2044	500,000	508,924
Series A, 5.25%, 7/1/2034	10,000	9,806
Series G, 5.25%, 7/1/2052	2,500,000	2,742,927
Series A, 5.50%, 7/1/2044	325,000	320,886
Series F, 5.63%, 7/15/2036	120,000	120,132
		19,661,195
MICHIGAN — 1.4%
City of Detroit Sewage Disposal System Revenue, MI Series B, National Public Finance Guarantee Corp., 5.50%, 7/1/2029 (g)	130,000	139,067
City of Detroit, General Obligation, MI:
Series A, 4.00%, 4/1/2040	1,440,000	1,441,138
5.00%, 4/1/2031	500,000	527,509
Series A, 5.00%, 4/1/2046	250,000	262,742
Series A, 5.00%, 4/1/2050	1,000,000	1,045,557
5.50%, 4/1/2050	135,000	143,186
Detroit Downtown Development Authority, Special Obligation, MI 5.00%, 7/1/2048	1,615,000	1,719,265
Grand Rapids Economic Development Corp. Revenue, MI:
Series A, 5.00%, 11/1/2047	1,000,000	991,571
Series A, 5.50%, 4/1/2039	3,000,000	2,736,252
Kalamazoo Economic Development Corp. Revenue, MI Series A, 5.00%, 5/15/2055	3,000,000	2,786,389
Michigan Finance Authority Revenue, MI:
Series A, 4.00%, 2/15/2044	2,840,000	2,833,636
Series A-CLASS 1, 4.00%, 6/1/2049	6,000,000	5,565,173
4.40%, 4/1/2031 (b)	100,000	90,365
Security Description	Principal Amount	Value
4.90%, 4/1/2041 (b)	$260,000	$211,858
Series A, 5.00%, 11/15/2048	2,350,000	2,464,503
Series B, 5.00%, 7/1/2026	225,000	225,276
Series B, 5.00%, 7/1/2028	100,000	100,131
Series B, 5.00%, 7/1/2033	100,000	100,107
Series B, 5.00%, 7/1/2044	2,575,000	2,576,393
Series D-2, 5.00%, 7/1/2034	400,000	404,749
5.25%, 2/1/2027	315,000	319,343
5.50%, 2/28/2057	2,590,000	2,911,733
Michigan Strategic Fund Revenue, MI:
AMT, VRN, 4.00%, 10/1/2061 (a)	1,000,000	1,005,364
Assured Guaranty Municipal Corp., 4.25%, 12/31/2038 (g)	5,000,000	5,043,123
AMT, 5.00%, 6/30/2030	35,000	36,873
AMT, 5.00%, 6/30/2031	665,000	699,268
AMT, 5.00%, 12/31/2032	550,000	576,738
Michigan Tobacco Settlement Finance Authority Revenue, MI:
Series B, Zero Coupon, 6/1/2052	715,000	97,572
Series C, Zero Coupon, 6/1/2058	20,900,000	654,939
Saline Economic Development Corp. Revenue, MI 5.50%, 6/1/2047	1,000,000	828,496
Wayne County Airport Authority Revenue, MI:
Series B, Build America Mutual Assurance Corp., 5.00%, 12/1/2039 (g)	700,000	701,058
Series C, AMT, 5.00%, 12/1/2039	550,000	550,498
Series C, AMT, 5.00%, 12/1/2044	285,000	285,147
		40,075,019
MINNESOTA — 0.6%
City of Anoka Revenue, MN 4.75%, 11/1/2035	150,000	144,909
City of Brooklyn Park Revenue, MN:
Series A, 4.75%, 7/1/2025	20,000	19,822
Series A, 5.00%, 3/1/2039	500,000	495,723
Series A, 5.50%, 7/1/2035	150,000	143,935
City of Forest Lake Revenue, MN:
Series A, 5.00%, 7/1/2041	365,000	351,269
Series A, 5.00%, 7/1/2056	2,125,000	1,927,473
Series A, 5.38%, 8/1/2050	1,000,000	1,020,531
City of Maple Grove Revenue, MN 3.50%, 5/1/2034	100,000	95,342

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Minneapolis Revenue, MN Series A, 5.00%, 12/1/2047 (b)	$300,000	$300,752
City of Rochester Revenue, MN:
Series A, 4.50%, 8/1/2042	1,100,000	938,814
Series A, 5.00%, 8/1/2048	1,050,000	910,280
City of St. Cloud Revenue, MN Series A, 5.00%, 4/1/2046	150,000	129,558
City of St. Paul Park Revenue, MN 5.00%, 9/1/2042	145,000	145,040
Cuyuna Range Hospital, Inc. Revenue, MN 5.75%, 5/1/2053	2,500,000	2,616,512
Duluth Economic Development Authority Revenue, MN Series A, 4.25%, 2/15/2048	1,000,000	973,858
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue, MN:
Series A, 4.63%, 3/1/2043	235,000	213,346
Series A, 5.00%, 12/1/2041	500,000	507,221
Series A, 5.00%, 9/1/2043	1,315,000	1,337,028
Series A, 5.00%, 11/15/2047	995,000	1,011,720
5.25%, 3/1/2043 (b)	1,205,000	1,233,588
Series A, 5.30%, 7/1/2045	500,000	501,521
5.50%, 3/1/2053 (b)	1,765,000	1,832,165
St. Paul Port Authority Revenue, MN Series 7, 4.50%, 10/1/2037 (b)	255,000	253,159
Woodbury Housing & Redevelopment Authority Revenue, MN 5.00%, 12/1/2029	225,000	225,224
		17,328,790
MISSISSIPPI — 0.3%
County of Warren Revenue, MS Series C, VRN, 1.38%, 8/1/2027 (a)	1,100,000	1,080,028
Mississippi Business Finance Corp. Revenue, MS 4.55%, 12/1/2028	320,000	320,105
Mississippi Development Bank Revenue, MS:
Assured Guaranty Municipal Corp., 3.50%, 9/1/2034 (g)	300,000	297,044
4.00%, 10/1/2035 (b)	500,000	465,055
4.00%, 10/1/2041 (b)	1,000,000	854,684
Mississippi Hospital Equipment & Facilities Authority Revenue, MS:
Series A, 5.00%, 9/1/2041	3,100,000	3,128,782
Series A, 5.00%, 9/1/2046	400,000	402,363
State of Mississippi Gaming Tax Revenue, MS:
Series A, 5.00%, 10/15/2032	605,000	645,333
Security Description	Principal Amount	Value
Series A, 5.00%, 10/15/2036	$500,000	$526,689
		7,720,083
MISSOURI — 1.0%
Cape Girardeau County Industrial Development Authority Revenue, MO:
3.00%, 3/1/2046	370,000	293,347
4.00%, 3/1/2041	120,000	120,910
4.00%, 3/1/2046	100,000	97,607
Cape Girardeau County Industrial Development Authority, Special Obligation, MO 5.75%, 5/1/2054 (b)	3,000,000	2,937,600
City of Jennings Revenue, MO 5.00%, 11/1/2023 (d)	107,019	19,263
City of St. Ann, Special Obligation, MO Series A, 4.63%, 11/1/2030 (b)	85,000	84,642
City of St. Louis Airport Revenue, MO National Public Finance Guarantee Corp., 5.50%, 7/1/2031 (g)	245,000	285,462
County of Boone Revenue, MO:
4.00%, 8/1/2038	150,000	109,314
5.00%, 8/1/2029	70,000	65,443
5.00%, 8/1/2030	530,000	487,381
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
3.00%, 6/1/2053	2,475,000	1,837,814
4.00%, 6/1/2053	450,000	433,523
Series C, 4.00%, 11/15/2049	3,000,000	2,877,555
4.25%, 8/1/2035	280,000	278,417
4.25%, 12/1/2042 (b)	450,000	436,294
Series A, 5.00%, 2/1/2036	650,000	661,157
Series A, 5.00%, 2/1/2042	115,000	118,651
Series A, 5.25%, 2/1/2048	1,070,000	1,155,778
Series A, 5.25%, 2/1/2054	640,000	686,706
I-470 Western Gateway Transportation Development District Revenue, MO Series A, 5.25%, 12/1/2048 (b)	1,000,000	1,006,375
Industrial Development Authority of St. Joseph Missouri Revenue, MO Series A, 4.63%, 1/1/2045	830,000	647,308
Industrial Development Authority of the City of St. Louis Missouri Revenue, MO:
Series A, 4.75%, 11/15/2047	1,625,000	1,404,939
Series A, 5.50%, 6/15/2042 (b)	500,000	492,074
Series A, 5.63%, 6/15/2053 (b)	400,000	392,908
Series A, 5.75%, 6/15/2054	500,000	516,223

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Kansas City Industrial Development Authority Revenue, MO:
Series D, 2.00%, 11/15/2046	$200,616	$9,423
Series A, 5.00%, 6/1/2046 (b)	1,950,000	1,980,303
Series B, AMT, 5.00%, 3/1/2033	760,000	803,564
Series B, 5.00%, 11/15/2046	449,515	327,539
Kirkwood Industrial Development Authority Revenue, MO Series A, 5.25%, 5/15/2050	3,000,000	2,706,512
Lees Summit Industrial Development Authority Revenue, MO:
Series A, 5.00%, 8/15/2032	730,000	746,800
Series A, 5.00%, 8/15/2051	1,000,000	924,645
Lees Summit Industrial Development Authority, Special Assessment, MO 6.00%, 5/1/2042	435,000	413,376
Missouri Development Finance Board Revenue, MO Series C, 3.50%, 3/1/2031	265,000	259,227
St. Louis County Industrial Development Authority Revenue, MO:
5.00%, 9/1/2042	150,000	150,049
Series A, 5.00%, 12/1/2025	85,000	85,134
Series A, 5.00%, 9/1/2038	350,000	359,441
Series A, 5.25%, 9/1/2045 (b)	3,000,000	3,000,101
St. Louis Land Clearance for Redevelopment Authority Revenue, MO 5.00%, 6/1/2040	210,000	211,812
		29,424,617
MONTANA — 0.2%
City of Forsyth Revenue, MT:
Series B, 3.88%, 3/1/2034	4,150,000	4,223,816
Series A, VRN, 3.90%, 3/1/2031 (a)	680,000	678,980
City of Kalispell Revenue, MT Series A, 5.25%, 5/15/2047	100,000	88,609
City of Missoula Water System Revenue, MT Series A, 4.00%, 7/1/2044	210,000	210,450
Montana Facility Finance Authority Revenue, MT Series B, 5.00%, 7/1/2048	325,000	329,928
		5,531,783
NEBRASKA — 0.1%
Central Plains Energy Project Revenue, NE:
Series A, 5.00%, 9/1/2028	700,000	740,614
Series A, 5.00%, 9/1/2036	1,140,000	1,252,273
Security Description	Principal Amount	Value
Nebraska Public Power District Revenue, NE Series C, 5.00%, 1/1/2030	$580,000	$649,784
Public Power Generation Agency Revenue, NE Series A, 5.00%, 1/1/2026	600,000	602,459
		3,245,130
NEVADA — 0.3%
Carson City Revenue, NV Series A, 5.00%, 9/1/2047	250,000	253,692
City of Las Vegas Special Improvement District No. 816, Special Assessment, NV 3.13%, 6/1/2051	210,000	155,685
City of Las Vegas Special Improvement District No. 817 Summerlin Village 29, Special Assessment, NV 6.00%, 6/1/2053	1,000,000	1,053,748
City of Sparks Revenue, NV Series A, 2.75%, 6/15/2028 (b)	90,000	88,008
Clark County School District, General Obligation, NV:
Series C, 3.00%, 6/15/2030	120,000	119,633
Series A, 4.00%, 6/15/2035	500,000	509,209
County of Clark Revenue, NV 2.10%, 6/1/2031	395,000	352,065
State of Nevada Department of Business & Industry Revenue, NV:
Series A, 4.50%, 12/15/2029 (b)	555,000	558,688
Series A, 5.00%, 12/15/2038 (b)	750,000	754,441
AMT, 5.75%, 2/15/2038 (b) (d)	1,007,459	4,131
5.88%, 12/15/2027 (b) (d)	496,259	34,738
6.25%, 12/15/2037 (b) (d)	2,192,377	153,466
AMT, 6.95%, 2/15/2038 (b) (d)	900,865	3,694
Tahoe-Douglas Visitors Authority Revenue, NV 5.00%, 7/1/2040	3,475,000	3,625,212
		7,666,410
NEW HAMPSHIRE — 1.1%
New Hampshire Business Finance Authority Revenue, NH:
Series B, AMT, VRN, 3.75%, 7/1/2045 (a) (b)	4,950,000	4,276,158
4.00%, 1/1/2051	1,330,000	1,148,542
Series 1-A, 4.13%, 1/20/2034	5,579,419	5,663,821
Series C, AMT, 4.88%, 11/1/2042 (b)	1,855,000	1,838,338
5.00%, 7/1/2031 (b)	915,000	914,598
5.00%, 7/1/2041 (b)	1,855,000	1,738,341
Series C, 5.25%, 7/1/2054	8,500,000	8,964,279

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
4.00%, 7/1/2037 (b)	$4,000,000	$3,700,736
5.00%, 10/1/2038	3,000,000	3,057,776
		31,302,589
NEW JERSEY — 2.3%
Bayonne Redevelopment Agency Revenue, NJ Series A, 5.38%, 11/1/2035	395,000	352,141
Casino Reinvestment Development Authority, Inc. Revenue, NJ 5.25%, 11/1/2044	500,000	500,720
City of Atlantic City, General Obligation, NJ 5.00%, 12/1/2025	120,000	119,993
Industrial Pollution Control Financing Authority of Gloucester County Revenue, NJ Series A, AMT, 5.00%, 12/1/2024	90,000	90,219
New Jersey Economic Development Authority Revenue, NJ:
Series B, Assured Guaranty Corp., Zero Coupon, 7/1/2027 (g)	160,000	146,145
Series A, 3.38%, 7/1/2030	555,000	547,569
Series A, 4.00%, 11/1/2027	525,000	547,032
Series C, 4.00%, 6/15/2047	155,000	153,642
Series MMM, 4.00%, 6/15/2036	335,000	342,502
Series QQQ, 4.00%, 6/15/2050	210,000	206,671
Series A, 4.13%, 7/1/2030	110,000	107,297
Series AAA, 4.13%, 6/15/2025	365,000	368,048
Series XX, 4.38%, 6/15/2027	175,000	176,448
AMT, 5.00%, 10/1/2037	100,000	103,566
AMT, 5.00%, 10/1/2047	3,745,000	3,818,304
Series A, 5.00%, 6/1/2036	490,000	492,509
Series A, 5.00%, 11/1/2044	500,000	527,345
Series A, 5.00%, 6/15/2047	510,000	524,721
Series C, 5.00%, 6/15/2047	365,000	375,535
Series DDD, 5.00%, 6/15/2027	500,000	531,355
Series PP, 5.00%, 6/15/2025	100,000	100,091
Series WW, 5.00%, 6/15/2035	500,000	507,458
Series WW, 5.00%, 6/15/2036	240,000	243,580
Series WW, 5.00%, 6/15/2037	390,000	395,817
Assured Guaranty Municipal Corp., 5.13%, 1/1/2039 (g)	720,000	720,795
5.25%, 9/15/2029	45,000	45,052
5.25%, 1/1/2044	750,000	749,959
Security Description	Principal Amount	Value
Series B, AMT, 5.63%, 11/15/2030	$2,500,000	$2,516,691
New Jersey Economic Development, NJ Zero Coupon, 11/1/2031 (h)	1,000,000	—
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 3.00%, 7/1/2050	655,000	508,681
3.50%, 6/15/2027	125,000	125,066
Series G, 3.50%, 7/1/2031	215,000	215,228
Series B, 5.00%, 9/1/2036	300,000	308,048
Series B, 5.50%, 9/1/2032	150,000	156,182
New Jersey Health Care Facilities Financing Authority Revenue, NJ:
4.00%, 7/1/2039	520,000	530,219
4.00%, 7/1/2048	175,000	162,479
5.00%, 10/1/2026	500,000	522,296
5.00%, 10/1/2028	100,000	107,443
5.00%, 7/1/2041	1,000,000	1,006,800
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series A, Zero Coupon, 12/15/2025	230,000	221,659
Series A, Zero Coupon, 12/15/2028	100,000	88,098
Series A, Zero Coupon, 12/15/2030	265,000	217,179
Series A, Zero Coupon, 12/15/2033	285,000	208,323
Series A, Zero Coupon, 12/15/2035	615,000	415,443
Series A, Zero Coupon, 12/15/2038	570,000	335,011
Series -A, Zero Coupon, 12/15/2038	140,000	82,283
Series C, American Municipal Bond Assurance Corp., Zero Coupon, 12/15/2028 (g)	125,000	110,122
Series AA, 3.75%, 6/15/2033	500,000	505,346
Series AA, 4.00%, 6/15/2036	400,000	412,756
Series AA, 4.00%, 6/15/2037	250,000	257,034
Series AA, 4.00%, 6/15/2040	2,660,000	2,710,353
Series AA, 4.00%, 6/15/2045	5,210,000	5,229,723
Series BB, 4.00%, 6/15/2036	200,000	204,622
Series BB, 4.00%, 6/15/2044	4,140,000	4,157,326
Series AA, 4.75%, 6/15/2035	260,000	262,401
Series AA, 4.75%, 6/15/2038	185,000	186,449
Series A, 5.00%, 12/15/2024	270,000	270,851
Series A, 5.00%, 12/15/2025	250,000	256,768
Series A, 5.00%, 12/15/2028	100,000	109,653
Series A, 5.00%, 6/15/2029	175,000	180,866
Series A, 5.00%, 12/15/2029	350,000	381,830
Series AA, 5.00%, 6/15/2026	350,000	350,443
Series AA, 5.00%, 6/15/2038	440,000	440,903
Series BB, 5.00%, 6/15/2046	4,250,000	4,670,793

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series BB, 5.00%, 6/15/2050	$500,000	$519,148
Series CC, 5.00%, 6/15/2048	1,000,000	1,083,953
Series D, 5.00%, 12/15/2024	645,000	647,100
Series AA, 5.25%, 6/15/2029	90,000	91,433
Series AA, 5.25%, 6/15/2041	200,000	202,165
Series AA, 5.25%, 6/15/2043	500,000	534,071
Series C-REMK 11/25/14, 5.25%, 6/15/2032	500,000	503,296
New Jersey Turnpike Authority Revenue, NJ:
Series A, 4.00%, 1/1/2042	2,000,000	2,043,336
Series E, 5.00%, 1/1/2034	300,000	301,079
Series E, 5.00%, 1/1/2045	500,000	501,798
Series B, 5.25%, 1/1/2049	5,000,000	5,688,427
Newark Housing Authority Revenue, NJ National Public Finance Guarantee Corp., 5.00%, 1/1/2032 (g)	435,000	472,240
South Jersey Port Corp. Revenue, NJ:
Series B, AMT, 5.00%, 1/1/2036	150,000	156,501
Series B, AMT, 5.00%, 1/1/2048	500,000	511,244
South Jersey Transportation Authority Revenue, NJ Series A, 5.00%, 11/1/2039	2,000,000	2,001,200
Tobacco Settlement Financing Corp. Revenue, NJ:
Series A, 5.00%, 6/1/2029	175,000	186,264
Series A, 5.00%, 6/1/2046	780,000	800,864
Series B, 5.00%, 6/1/2046	5,135,000	5,179,551
Series A, 5.25%, 6/1/2046	1,905,000	1,978,539
		64,622,091
NEW MEXICO — 0.3%
City of Farmington Revenue, NM Series B, 2.15%, 4/1/2033	3,135,000	2,608,010
City of Santa Fe Revenue, NM Series A, 5.00%, 5/15/2044	330,000	335,395
Mariposa East Public Improvement District, Special Assessment, NM Series C, 5.90%, 9/1/2032	135,000	130,776
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 5.00%, 7/1/2049	500,000	499,116
Winrock Town Center Tax Increment Development District No. 1, Special Obligation, NM 4.25%, 5/1/2040 (b)	4,000,000	3,843,674
		7,416,971
Security Description	Principal Amount	Value
NEW YORK — 9.0%
Babylon L D Corp. II Revenue, NY Series A, 6.65%, 2/1/2053	$250,000	$260,156
Brookhaven Local Development Corp. Revenue, NY Series A, 5.00%, 10/1/2050	2,410,000	2,556,776
Brooklyn Arena Local Development Corp. Revenue, NY:
Zero Coupon, 7/15/2047	440,000	159,240
Series A, 5.00%, 7/15/2042	4,250,000	4,336,347
Buffalo & Erie County Industrial Land Development Corp. Revenue, NY 5.25%, 7/1/2035	500,000	500,595
Build NYC Resource Corp. Revenue, NY:
AMT, 5.00%, 1/1/2035 (b)	265,000	265,753
5.00%, 11/1/2039	250,000	150,000
5.00%, 8/1/2047	1,040,000	1,051,138
Series A, 5.00%, 6/1/2047 (b)	150,000	150,840
Series A, 5.00%, 6/15/2051 (b)	1,500,000	1,502,767
Series B-1, 5.00%, 6/1/2055 (b)	1,215,000	1,080,906
5.25%, 11/1/2034	250,000	150,000
Series A, 5.25%, 6/15/2043 (b)	1,050,000	1,094,460
Series A1, 5.25%, 6/1/2040 (b)	720,000	722,506
5.50%, 11/1/2044	895,000	537,000
Series A1, 5.50%, 6/1/2055 (b)	610,000	586,289
5.75%, 6/1/2042 (b)	1,000,000	1,083,043
Series B, 7.00%, 4/15/2053 (b)	2,000,000	2,291,470
City of Poughkeepsie, General Obligation, NY 5.00%, 6/1/2031	600,000	609,224
County of Sullivan, Special Assessment, NY Series A-2, 5.35%, 11/1/2049 (b)	2,000,000	2,023,240
Dutchess County Local Development Corp. Revenue, NY:
Series B, 4.00%, 7/1/2037	2,140,000	2,151,625
Series B, 4.00%, 7/1/2044	400,000	388,057
Series B, 4.00%, 7/1/2049	400,000	388,452
Series A, 5.00%, 7/1/2045	725,000	730,315
Series A, 5.00%, 7/1/2051	800,000	821,618
Series B, 5.00%, 7/1/2027	770,000	789,557
Erie Tobacco Asset Securitization Corp. Revenue, NY:
Series C, Zero Coupon, 6/1/2050 (b)	20,250,000	2,625,360

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2038	$175,000	$169,512
Series A, 5.00%, 6/1/2045	3,635,000	3,376,569
Glen Cove Local Economic Assistance Corp. Revenue, NY:
Series B, Zero Coupon, 1/1/2045	1,865,000	530,465
Series A, 5.00%, 1/1/2056	3,500,000	3,031,398
Series C, 5.63%, 1/1/2055 (a)	620,000	586,223
Hempstead Town Local Development Corp. Revenue, NY Series A, 5.53%, 2/1/2040	850,000	841,119
Jefferson County Civic Facility Development Corp. Revenue, NY Series A, 5.00%, 11/1/2037	2,800,000	2,761,322
Long Island Power Authority Revenue, NY:
Series A, 3.00%, 9/1/2040	540,000	476,143
Series A, 5.00%, 9/1/2037	540,000	600,951
Series A, 5.00%, 9/1/2038	485,000	537,181
Metropolitan Transportation Authority Revenue, NY:
Series C-2, Zero Coupon, 11/15/2027	715,000	650,614
Series C-2, Zero Coupon, 11/15/2032	300,000	225,430
Series D, 3.00%, 11/15/2032	215,000	204,130
Series C-1, 3.25%, 11/15/2036	290,000	265,767
Series A-1-GROUP, Assured Guaranty Municipal Corp., 4.00%, 11/15/2041 (g)	10,000	10,019
Series D, 4.00%, 11/15/2042	2,440,000	2,421,503
Series E, 4.00%, 11/15/2045	1,500,000	1,484,787
Series A-1, 5.00%, 11/15/2040	560,000	564,125
Series A-1-GROUP, 5.00%, 11/15/2047	520,000	547,156
Series B, 5.00%, 11/15/2026	115,000	120,592
Series B, 5.00%, 11/15/2037	625,000	645,883
Series C, 5.00%, 11/15/2032	550,000	550,817
Series C1, 5.00%, 11/15/2031	425,000	433,803
Series D1, 5.00%, 11/15/2039	585,000	585,782
Monroe County Industrial Development Corp. Revenue, NY:
5.00%, 1/1/2040	590,000	578,728
5.00%, 1/1/2050	500,000	459,542
Series A, 5.00%, 7/1/2054 (b)	2,000,000	2,058,733
Series A, 5.00%, 7/1/2059 (b)	1,000,000	1,024,628
MTA Hudson Rail Yards Trust Obligations Revenue, NY Series A, 5.00%, 11/15/2051	4,000,000	4,006,460
Nassau County Local Economic Assistance Corp. Revenue, NY:
Series A, 4.00%, 7/1/2033	750,000	765,447
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2043	$1,240,000	$1,304,247
Nassau County Tobacco Settlement Corp. Revenue, NY:
Series A3, 5.00%, 6/1/2035	2,385,000	2,249,258
Series A3, 5.13%, 6/1/2046	1,380,000	1,264,306
Series A-2, 5.25%, 6/1/2026 (a)	1,214,867	1,191,567
New York City Housing Development Corp. Revenue, NY Series D, 3.00%, 2/15/2048	100,000	99,696
New York City Industrial Development Agency Revenue, NY:
Assured Guaranty Corp., Zero Coupon, 3/1/2033 (g)	530,000	389,339
Assured Guaranty Corp., Zero Coupon, 3/1/2036 (g)	340,000	218,107
Assured Guaranty Corp., Zero Coupon, 3/1/2045 (g)	575,000	229,158
Series A, Assured Guaranty Municipal Corp., 5.00%, 1/1/2028 (g)	500,000	535,320
5.75%, 10/1/2037 (d)	1,000,000	662,500
New York Convention Center Development Corp. Revenue, NY:
Series B, Zero Coupon, 11/15/2045	700,000	258,782
5.00%, 11/15/2026	700,000	714,958
5.00%, 11/15/2045	2,170,000	2,188,730
New York Counties Tobacco Trust IV Revenue, NY:
Series A, 5.00%, 6/1/2042	1,545,000	1,478,511
Series A, 5.00%, 6/1/2045	1,000,000	933,550
New York Counties Tobacco Trust V Revenue, NY Zero Coupon, 6/1/2055	10,000,000	918,276
New York Counties Tobacco Trust VI Revenue, NY:
Series C, 2.45%, 6/1/2042	270,000	269,924
Series C, 3.75%, 6/1/2045	225,000	182,645
Series A-2B, 5.00%, 6/1/2045	1,000,000	962,100
New York Liberty Development Corp. Revenue, NY:
5.00%, 11/15/2044 (b)	15,300,000	15,309,471
5.15%, 11/15/2034 (b)	4,145,000	4,150,389
7.25%, 11/15/2044 (b)	2,815,000	2,820,580
New York State Dormitory Authority Revenue, NY:
Series A, 3.00%, 7/1/2031	1,800,000	1,590,526
Series A, 3.00%, 7/1/2033	2,150,000	1,808,225
Series A, 4.00%, 9/1/2040	1,870,000	1,826,505
Series A, 4.00%, 9/1/2045	1,500,000	1,423,295
Series A, 4.00%, 9/1/2050	565,000	520,682
Series A, 4.25%, 5/1/2042	285,000	285,327

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2032	$130,000	$134,739
Series A, 5.00%, 7/1/2036	500,000	517,738
Series A, 5.00%, 7/1/2040	1,305,000	1,309,440
Series A, 5.00%, 7/1/2046	850,000	863,471
National Public Finance Guarantee Corp., 5.25%, 7/1/2031 (g)	265,000	275,912
American Municipal Bond Assurance Corp., 5.50%, 7/1/2035 (g)	235,000	256,714
Series A, 5.50%, 5/1/2056	3,000,000	3,306,413
New York State Environmental Facilities Corp. Revenue, NY:
Series R-1, AMT, VRN, 2.75%, 9/1/2050 (a)	3,475,000	3,430,588
Series R-2, AMT, 5.13%, 9/1/2050 (a) (b)	570,000	599,587
New York State Thruway Authority Revenue, NY:
Series N, 3.00%, 1/1/2049	510,000	401,072
Series L, 5.00%, 1/1/2033	610,000	654,541
New York Transportation Development Corp. Revenue, NY:
AMT, 2.25%, 8/1/2026	165,000	160,880
AMT, 3.00%, 8/1/2031	1,030,000	972,054
AMT, 4.00%, 1/1/2036	910,000	910,061
AMT, 4.00%, 4/30/2053	5,005,000	4,417,186
Series A, AMT, 4.00%, 12/1/2042	1,505,000	1,452,211
Series A-P3, AMT, 4.00%, 7/1/2031	2,100,000	2,100,170
Series A-P3, Assured Guaranty Municipal Corp., 4.00%, 7/1/2037 (g)	100,000	99,974
Series A-P3, AMT, 4.00%, 7/1/2041	5,030,000	4,878,643
Series C, 4.00%, 12/1/2040	1,625,000	1,626,265
Series C, 4.00%, 12/1/2042	2,000,000	1,989,853
AMT, 4.38%, 10/1/2045	5,000,000	4,892,783
AMT, 5.00%, 8/1/2026	1,200,000	1,202,222
AMT, 5.00%, 1/1/2027	350,000	360,559
AMT, 5.00%, 1/1/2028	275,000	286,670
AMT, 5.00%, 1/1/2029	120,000	125,027
AMT, 5.00%, 1/1/2030	365,000	379,713
AMT, 5.00%, 8/1/2031	3,930,000	3,935,456
AMT, 5.00%, 10/1/2035	3,875,000	4,090,697
AMT, 5.00%, 1/1/2036	2,910,000	2,996,124
AMT, 5.00%, 10/1/2040	12,875,000	13,355,992
AMT, 5.00%, 12/1/2040	2,000,000	2,114,521
Series A, AMT, 5.00%, 12/1/2032	1,250,000	1,337,608
Series A, AMT, 5.00%, 12/1/2035	2,210,000	2,348,900
Series A-P3, AMT, 5.00%, 7/1/2030	170,000	170,245
Security Description	Principal Amount	Value
Series A-P3, AMT, 5.00%, 7/1/2041	$515,000	$514,997
Series C, 5.00%, 12/1/2033	1,000,000	1,094,814
AMT, 5.25%, 8/1/2031	3,770,000	4,035,681
AMT, 5.25%, 6/30/2049	1,085,000	1,151,955
AMT, Assured Guaranty Municipal Corp., 5.25%, 6/30/2060 (g)	5,750,000	6,137,649
Series A-P3, AMT, 5.25%, 1/1/2050	3,675,000	3,675,167
AMT, 5.38%, 8/1/2036	3,050,000	3,270,605
AMT, 5.38%, 6/30/2060	6,985,000	7,297,283
AMT, 5.50%, 6/30/2054	1,300,000	1,398,355
AMT, 5.50%, 6/30/2060	2,000,000	2,137,856
AMT, 5.63%, 4/1/2040	13,025,000	14,153,634
AMT, 6.00%, 4/1/2035	2,000,000	2,261,325
AMT, 6.00%, 6/30/2054	2,160,000	2,360,289
Oneida Indian Nation of New York Revenue, NY Series B, 6.00%, 9/1/2043 (b)	250,000	277,644
Onondaga Civic Development Corp. Revenue, NY Series A, 5.38%, 8/1/2054	470,000	486,938
Port Authority of New York & New Jersey Revenue, NY:
AMT, 4.00%, 11/1/2059	610,000	576,251
Series 194, 5.00%, 10/15/2033	515,000	525,539
Ramapo Local Development Corp. Revenue, NY 5.00%, 3/15/2041	385,000	379,484
Suffolk Regional Off-Track Betting Co. Revenue, NY:
5.75%, 12/1/2044	2,500,000	2,624,727
6.00%, 12/1/2053	1,500,000	1,581,599
Suffolk Tobacco Asset Securitization Corp. Revenue, NY Series A2, 4.00%, 6/1/2050	500,000	472,079
Syracuse Industrial Development Agency Revenue, NY:
Series A, AMT, 5.00%, 1/1/2030	150,000	116,530
Series A, AMT, 5.00%, 1/1/2031	2,070,000	1,603,792
Series A, AMT, 5.00%, 1/1/2032	100,000	77,262
Series A, AMT, 5.00%, 1/1/2033	150,000	115,778
TSASC, Inc. Revenue, NY:
Series A, 5.00%, 6/1/2029	535,000	556,685
Series B, 5.00%, 6/1/2045	3,000,000	2,720,457
Series B, 5.00%, 6/1/2048	5,950,000	5,367,445
Westchester County Healthcare Corp. Revenue, NY Series A, 5.00%, 11/1/2044	333,000	316,621

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Westchester County Industrial Development Agency Revenue, NY Series A, AMT, 7.00%, 6/1/2046 (b)	$700,000	$733,058
Westchester County Local Development Corp. Revenue, NY:
3.75%, 11/1/2037	275,000	239,005
Series A, 4.50%, 7/1/2056 (b)	3,000,000	2,834,292
5.00%, 11/1/2046	2,665,000	2,577,283
Series A, 5.00%, 7/1/2036 (b)	3,015,000	3,163,377
6.25%, 11/1/2052	1,585,000	1,818,376
Westchester Tobacco Asset Securitization Corp. Revenue, NY Series C, 5.13%, 6/1/2051	165,000	163,602
		252,079,000
NORTH CAROLINA — 0.7%
North Carolina Department of Transportation Revenue, NC:
AMT, 5.00%, 12/31/2037	250,000	251,841
AMT, 5.00%, 6/30/2054	575,000	576,184
North Carolina Medical Care Commission Revenue, NC:
Series A, 4.00%, 7/1/2044	500,000	438,704
Series A, 4.00%, 3/1/2051	1,500,000	1,308,768
Series A, 4.00%, 11/1/2052	2,555,000	2,501,204
5.00%, 7/1/2045	500,000	408,199
Series A, 5.00%, 7/1/2044	500,000	502,437
Series B, 5.00%, 9/1/2054 (f)	1,340,000	1,377,729
5.25%, 12/1/2049	1,500,000	1,637,980
5.25%, 12/1/2054	1,500,000	1,625,016
North Carolina Turnpike Authority Revenue, NC:
5.00%, 1/1/2049	3,000,000	3,133,023
Series A, 5.00%, 7/1/2047	1,300,000	1,320,312
Series A, Assured Guaranty Municipal Corp., 5.00%, 1/1/2058 (g)	5,535,000	5,969,627
		21,051,024
NORTH DAKOTA — 0.4%
City of Grand Forks Revenue, ND:
4.00%, 12/1/2037	1,600,000	1,547,016
4.00%, 12/1/2038	2,300,000	2,199,731
County of Ward Revenue, ND Series C, 5.00%, 6/1/2053	6,750,000	6,587,656
University of North Dakota, Certificate Participation, ND Series A, Assured Guaranty Municipal Corp., 2.50%, 6/1/2054 (g)	500,000	323,176
Security Description	Principal Amount	Value
Williston Parks & Recreation District Revenue, ND Series A, 4.00%, 3/1/2032	$75,000	$68,714
		10,726,293
OHIO — 4.6%
Akron Bath Copley Joint Township Hospital District Revenue, OH 4.00%, 11/15/2038	600,000	586,431
Buckeye Tobacco Settlement Financing Authority Revenue, OH:
Series B-3, Zero Coupon, 6/1/2057	20,000,000	1,903,074
Series A-2-CLASS 1, 3.00%, 6/1/2048	3,000,000	2,326,818
Series A-2-CLASS 1, 5.00%, 6/1/2035	540,000	581,161
Series B-2, 5.00%, 6/1/2055	48,325,000	45,450,639
City of Centerville Revenue, OH 5.25%, 11/1/2047	3,190,000	3,122,192
City of Chillicothe Revenue, OH 5.00%, 12/1/2037	285,000	295,896
City of Cleveland Revenue, OH 5.38%, 9/15/2027	1,320,000	1,320,795
Cleveland-Cuyahoga County Port Authority, Special Obligation, OH Series B, 4.50%, 12/1/2055 (b)	1,100,000	980,585
County of Allen Hospital Facilities Revenue, OH Series A, 4.00%, 11/1/2044	690,000	674,639
County of Butler Revenue, OH 5.00%, 11/15/2045	2,000,000	2,006,103
County of Cuyahoga Revenue, OH:
5.00%, 2/15/2057	200,000	201,991
5.25%, 2/15/2047	2,000,000	2,041,128
5.50%, 2/15/2052	3,000,000	3,070,109
County of Franklin Revenue, OH:
5.25%, 7/1/2041	1,000,000	1,057,982
5.50%, 7/1/2041	1,500,000	1,618,589
County of Hamilton Revenue, OH:
Series A, 3.75%, 8/15/2050	750,000	671,655
5.00%, 1/1/2051	750,000	744,305
County of Lucas Revenue, OH:
Series A, Assured Guaranty Municipal Corp., 4.13%, 11/15/2042 (g)	600,000	600,519
Series A, 5.25%, 11/15/2048	4,585,000	4,683,324
County of Miami Revenue, OH 5.00%, 8/1/2045	2,000,000	2,053,343
County of Montgomery Revenue, OH:
Series A, 5.00%, 11/15/2034	3,460,000	3,625,812

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 9/1/2049	$1,100,000	$1,185,089
Series A, 6.25%, 4/1/2049 (b) (d)	401,671	28,117
County of Muskingum Revenue, OH:
5.00%, 2/15/2033	1,000,000	1,000,183
5.00%, 2/15/2044	200,000	199,993
5.00%, 2/15/2048	4,390,000	4,370,127
County of Washington Revenue, OH 6.38%, 12/1/2037	2,000,000	2,197,366
Franklin County Convention Facilities Authority Revenue, OH:
5.00%, 12/1/2044	670,000	675,121
5.00%, 12/1/2051	2,060,000	2,072,533
Jefferson County Port Authority Revenue, OH:
AMT, 3.50%, 12/1/2051 (b)	1,250,000	999,998
5.00%, 12/1/2053 (a) (b)	6,365,000	6,528,717
Lake County Port & Economic Development Authority Revenue, OH Series A, 6.75%, 12/1/2052 (b) (d)	550,000	22,000
Ohio Air Quality Development Authority Revenue, OH:
Series B, AMT, VRN, 2.10%, 7/1/2028 (a)	2,800,000	2,800,000
Series B, AMT, VRN, 2.60%, 6/1/2041 (a)	200,000	189,505
Series A, 3.25%, 9/1/2029	3,000,000	2,980,307
AMT, 4.25%, 1/15/2038 (b)	215,000	217,064
Series A, AMT, VRN, 4.25%, 11/1/2039 (a)	3,990,000	4,061,717
AMT, 4.50%, 1/15/2048 (b)	1,000,000	1,004,516
AMT, 5.00%, 7/1/2049 (b)	8,255,000	8,254,639
Ohio Higher Educational Facility Commission Revenue, OH:
3.25%, 12/1/2036	100,000	97,798
4.00%, 10/1/2050	1,000,000	919,692
Series A, 5.00%, 12/1/2050	1,000,000	1,001,403
Port of Greater Cincinnati Development Authority Revenue, OH Series B, 5.00%, 12/1/2046	240,000	237,298
Southeastern Ohio Port Authority Revenue, OH:
5.00%, 12/1/2043	2,465,000	2,319,785
5.50%, 12/1/2043	400,000	399,671
Summit County Development Finance Authority Revenue, OH:
5.63%, 12/1/2048	2,000,000	2,180,274
6.00%, 12/1/2058	3,000,000	3,325,809
		128,885,812
Security Description	Principal Amount	Value
OKLAHOMA — 0.6%
Norman Regional Hospital Authority Revenue, OK 3.25%, 9/1/2039	$555,000	$418,783
Oklahoma Development Finance Authority Revenue, OK:
5.00%, 7/1/2035	580,000	580,779
Series B, 5.00%, 8/15/2028	400,000	420,978
Series B, 5.00%, 8/15/2033	3,000,000	3,125,279
Series B, 5.00%, 8/15/2038	350,000	361,180
Series B, 5.25%, 8/15/2043	5,000,000	5,166,219
Series B, 5.50%, 8/15/2057	2,500,000	2,579,750
Payne County Economic Development Authority Revenue, OK:
Series B2, 4.75%, 11/1/2023 (d)	199,640	409
Series A, 6.88%, 11/1/2046 (d)	33,274	68
Tulsa Airports Improvement Trust Revenue, OK:
AMT, VRN, 5.00%, 6/1/2035 (a)	1,000,000	1,007,602
Series B-REMK-06/11/13, AMT, 5.50%, 12/1/2035	700,000	701,330
Series C-REMK-06/11/13, AMT, 5.50%, 12/1/2035	1,500,000	1,502,849
		15,865,226
OREGON — 0.4%
Astoria Hospital Facilities Authority Revenue, OR 5.25%, 8/1/2049	1,050,000	1,131,492
Hospital Facilities Authority of Multnomah County Oregon Revenue, OR:
Series A, 4.00%, 12/1/2051	1,155,000	914,536
Series A, 4.00%, 12/1/2056	2,500,000	1,927,187
Oregon State Facilities Authority Revenue, OR Series A, 5.00%, 6/1/2046	1,000,000	1,008,877
Polk County Hospital Facility Authority Revenue, OR Series A, 5.38%, 7/1/2045	1,630,000	1,635,239
Port of Portland Airport Revenue, OR Series 27-A, AMT, 5.00%, 7/1/2038	605,000	643,474
Salem Hospital Facility Authority Revenue, OR:
4.00%, 5/15/2040	710,000	661,218
4.00%, 5/15/2057	1,500,000	1,228,336
Yamhill County Hospital Authority Revenue, OR:
Series A, 5.00%, 11/15/2036	300,000	292,131
Series A, 5.00%, 11/15/2046	640,000	572,061
Series A, 5.00%, 11/15/2051	2,200,000	1,922,336

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/15/2056	$500,000	$430,244
		12,367,131
PENNSYLVANIA — 3.6%
Allegheny County Airport Authority Revenue, PA Series A, AMT, 5.00%, 1/1/2051	625,000	651,695
Allegheny County Industrial Development Authority Revenue, PA 4.88%, 11/1/2024	2,025,000	2,027,028
Allegheny County Sanitary Authority Revenue, PA 5.00%, 12/1/2045	950,000	962,523
Allentown Neighborhood Improvement Zone Development Authority Revenue, PA:
5.00%, 5/1/2042 (b)	12,355,000	12,507,801
Series A, 5.25%, 5/1/2042 (b)	400,000	413,461
6.25%, 5/1/2042 (b)	1,000,000	1,020,071
Berks County Municipal Authority Revenue, PA:
Series B-1, Zero Coupon, 6/30/2044 (e)	3,866,000	2,464,804
Series A-3, 5.00%, 6/30/2039	7,828,000	7,749,729
Series A, 6.00%, 6/30/2034	28,000	30,425
Series A-2A, 6.00%, 6/30/2034	554,000	601,973
Bucks County Industrial Development Authority Revenue, PA:
5.00%, 7/1/2037	2,565,000	2,634,012
5.00%, 7/1/2039	2,850,000	2,900,557
Centre County Hospital Authority Revenue, PA Series A, 3.75%, 11/15/2041	385,000	356,734
Chambersburg Area Municipal Authority Revenue, PA 6.00%, 10/1/2048	500,000	500,024
Chester County Health & Education Facilities Authority Revenue, PA 5.00%, 12/1/2051	975,000	636,371
Chester County Industrial Development Authority Revenue, PA 5.00%, 10/1/2044	1,945,000	1,944,971
City of Philadelphia Water & Wastewater Revenue, PA:
Series A, 5.00%, 11/1/2045	500,000	536,350
Series A, 5.00%, 10/1/2047	545,000	562,806
City of Philadelphia, General Obligation, PA:
Series B, 5.00%, 8/1/2033	110,000	111,432
Series B, 5.00%, 2/1/2037	775,000	841,538
Security Description	Principal Amount	Value
County of Lehigh Revenue, PA:
Series A, 4.00%, 7/1/2049	$2,000,000	$1,881,801
Series A, 5.00%, 7/1/2027	155,000	162,867
Cumberland County Municipal Authority Revenue, PA 5.00%, 1/1/2038	295,000	295,786
Dauphin County General Authority Revenue, PA:
5.00%, 10/15/2027 (b)	465,000	436,061
6.25%, 10/15/2053 (b)	2,800,000	2,191,888
Delaware County Authority Revenue, PA:
4.00%, 8/1/2040	100,000	100,266
4.00%, 8/1/2045	170,000	168,259
5.25%, 10/1/2032	115,000	115,022
Delaware County Industrial Development Authority Revenue, PA Series A, 5.13%, 6/1/2046 (b)	995,000	995,302
Delaware River Joint Toll Bridge Commission Revenue, PA 5.00%, 7/1/2042	500,000	519,499
Delaware Valley Regional Finance Authority Revenue, PA 5.75%, 7/1/2032	995,000	1,166,106
Doylestown Hospital Authority Revenue, PA:
Series A, 5.00%, 7/1/2046	110,000	111,779
Series A, 5.00%, 7/1/2049	2,375,000	2,461,014
Fulton County Industrial Development Authority Revenue, PA 4.00%, 7/1/2028	695,000	670,386
Geisinger Authority Revenue, PA Series A, 4.00%, 4/1/2050	2,500,000	2,414,901
Hazleton Area School District, General Obligation, PA Series B, National Public Finance Guarantee Corp., State Aid Withholding, Zero Coupon, 3/1/2025 (g)	160,000	157,601
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, PA:
5.00%, 7/1/2026	325,000	332,403
5.00%, 7/1/2031	845,000	864,599
Lancaster County Hospital Authority Revenue, PA:
5.00%, 3/1/2045	390,000	351,978
Series A, 5.00%, 12/1/2047	100,000	86,753
5.13%, 7/1/2037	390,000	393,458
5.25%, 7/1/2041	180,000	181,073
Lancaster Municipal Authority Revenue, PA Series A, 5.00%, 5/1/2049	900,000	948,879

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Lehigh County General Purpose Authority Revenue, PA:
3.25%, 11/1/2041	$140,000	$117,654
4.00%, 11/1/2041	250,000	245,022
Monroe County Industrial Development Authority, Special Obligation, PA 6.88%, 7/1/2033 (b)	170,000	169,998
Montgomery County Higher Education & Health Authority Revenue, PA:
5.00%, 9/1/2028	500,000	534,970
5.00%, 12/1/2032	250,000	257,530
Series A, 5.00%, 10/1/2026	110,000	110,058
Series A, 5.00%, 9/1/2031	325,000	345,024
Series A, 5.00%, 9/1/2035	300,000	316,562
Montgomery County Industrial Development Authority Revenue, PA:
5.00%, 1/1/2030	1,040,000	1,040,733
5.00%, 11/15/2036	100,000	102,697
5.25%, 1/1/2040	205,000	205,000
Moon Industrial Development Authority Revenue, PA 6.00%, 7/1/2045	1,060,000	754,787
Northampton County General Purpose Authority Revenue, PA:
Series A, 5.00%, 8/15/2046	635,000	640,700
Series A, 5.00%, 8/15/2048	630,000	646,754
Penn Hills School District, General Obligation, PA Build America Mutual Assurance Corp., State Aid Withholding, 3.00%, 10/1/2037 (g)	900,000	849,012
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series A-1, 4.00%, 4/15/2050	3,350,000	3,215,389
5.00%, 12/31/2028	360,000	369,395
5.00%, 12/31/2038	3,820,000	3,883,238
Series C, 5.25%, 12/1/2037 (a)	1,000,000	1,019,028
AMT, 5.75%, 6/30/2048	8,270,000	9,221,296
Series A1, 10.00%, 12/1/2040 (b) (d)	345,000	189,750
Series A2, AMT, 10.00%, 12/1/2040 (b) (d)	345,000	189,750
Pennsylvania Higher Educational Facilities Authority Revenue, PA:
Series AT1, 3.00%, 6/15/2045	615,000	506,092
5.00%, 5/1/2035	150,000	152,487
5.00%, 5/1/2037	2,000,000	1,700,144
5.00%, 5/1/2042	500,000	402,084
Series A, 5.00%, 11/1/2036	980,000	984,585
Security Description	Principal Amount	Value
Series A, Assured Guaranty Municipal Corp., 5.00%, 5/1/2038 (g)	$555,000	$600,554
Series A, Assured Guaranty Municipal Corp., 5.00%, 5/1/2039 (g)	495,000	533,440
Series A, 5.00%, 9/1/2045	280,000	280,856
Pennsylvania Housing Finance Agency Revenue, PA Series A, 4.25%, 10/1/2035	100,000	80,000
Pennsylvania Turnpike Commission Revenue, PA:
Series A, 4.00%, 12/1/2051	775,000	761,211
Series B, 4.00%, 12/1/2046	500,000	496,145
Series C, 4.00%, 12/1/2038	500,000	517,434
Series 2ND, 5.00%, 12/1/2038	600,000	627,899
Series A, 5.00%, 12/1/2044	500,000	536,350
Series A-1, 5.00%, 12/1/2037	380,000	402,097
Series A-2, 5.00%, 12/1/2028 (a)	500,000	526,215
Series B, 5.00%, 12/1/2036	600,000	611,189
Series B, 5.00%, 12/1/2040	855,000	866,703
Series B-1, 5.25%, 6/1/2047	550,000	567,920
Philadelphia Authority for Industrial Development Revenue, PA:
Series A, 4.00%, 11/1/2045	2,930,000	2,804,730
5.00%, 6/15/2050	500,000	473,513
Series A, 5.00%, 7/1/2037	290,000	293,361
Series A, 5.00%, 9/1/2037	575,000	592,523
Series A, 5.00%, 7/1/2042	2,000,000	2,005,344
Series A, 5.38%, 6/15/2050 (b)	570,000	557,812
Redevelopment Authority of The County of Washington, Special Obligation, PA 5.00%, 7/1/2028	310,000	313,363
School District of Philadelphia, General Obligation, PA Series F, State Aid Withholding, 5.00%, 9/1/2038	860,000	880,645
Scranton Redevelopment Authority Revenue, PA Series A, 5.00%, 11/15/2028	145,000	145,082
State Public School Building Authority Revenue, PA Series A, State Aid Withholding, 5.00%, 6/1/2027	880,000	918,003
West Shore Area Authority Revenue, PA Series A, 5.00%, 7/1/2030	150,000	150,739
		101,174,853
PUERTO RICO — 11.3%
Children's Trust Fund Revenue, PR:
Series A, Zero Coupon, 5/15/2050	8,000,000	1,553,246

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, Zero Coupon, 5/15/2057	$175,000,000	$12,120,587
Series B, Zero Coupon, 5/15/2057	13,200,000	835,972
5.50%, 5/15/2039	535,000	538,107
5.63%, 5/15/2043	3,790,000	3,839,174
Commonwealth of Puerto Rico, General Obligation, PR:
Series A1, 4.00%, 7/1/2033	7,000,000	7,005,982
Series A1, 4.00%, 7/1/2035	10,384,000	10,361,315
Series A1, 4.00%, 7/1/2037	9,287,000	9,215,480
Series A1, 4.00%, 7/1/2041	21,607,000	20,875,050
Series A1, 4.00%, 7/1/2046	18,113,000	17,086,154
Series A1, 5.63%, 7/1/2027	1,500,000	1,566,065
Series A1, 5.63%, 7/1/2029	5,000,000	5,398,930
Series A1, 5.75%, 7/1/2031	10,000,000	11,119,364
PRIFA Custodial Trust, PR Zero Coupon, 3/15/2049	100,000	37,872
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, PR:
Series A, 4.00%, 7/1/2042 (b)	2,400,000	2,300,876
Series B, 4.00%, 7/1/2042 (b)	7,305,000	7,003,292
Series B, 4.00%, 7/1/2047 (b)	2,585,000	2,418,119
Series A, 5.00%, 7/1/2033 (b)	275,000	291,296
Series A, 5.00%, 7/1/2047 (b)	8,465,000	8,662,152
Series B, 5.00%, 7/1/2025 (b)	990,000	996,771
Series B, 5.00%, 7/1/2029 (b)	1,090,000	1,148,510
Series B, 5.00%, 7/1/2033 (b)	8,615,000	9,125,525
Series B, 5.00%, 7/1/2037 (b)	3,035,000	3,202,027
Puerto Rico Electric Power Authority Revenue, PR:
Series RR, XL Capital Insurance, Inc., 5.00%, 7/1/2026 (g)	140,000	139,563
Series V V, Assured Guaranty Municipal Corp., 5.25%, 7/1/2027 (g)	920,000	922,811
Series VV-NATIONAL NON COMMU, National Public Finance Guarantee Corp., 5.25%, 7/1/2025 (g)	710,000	707,634
Series VV-NATIONAL NON COMMU, National Public Finance Guarantee Corp., 5.25%, 7/1/2026 (g)	795,000	788,907
Series VV-NATIONAL NON COMMU, National Public Finance Guarantee Corp., 5.25%, 7/1/2034 (g)	770,000	765,620
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, PR:
5.00%, 10/1/2042	515,000	516,177
Security Description	Principal Amount	Value
Series A, National Public Finance Guarantee Corp., 5.00%, 7/1/2033 (g)	$400,000	$400,174
Series 2023-A-2, AMT, 6.50%, 1/1/2042	500,000	594,189
Series 2023-A-1, AMT, 6.75%, 1/1/2045	1,500,000	1,793,750
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PR:
Series A-1, Zero Coupon, 7/1/2027	669,000	604,821
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,909,483
Series A-1, Zero Coupon, 7/1/2031	10,356,000	7,986,955
Series A-1, Zero Coupon, 7/1/2033	6,703,000	4,742,608
Series A-1, Zero Coupon, 7/1/2046	19,655,000	6,634,148
Series A-2, 4.33%, 7/1/2040	11,059,000	11,036,026
Series A-2-, 4.33%, 7/1/2040	10,741,000	10,718,687
Series A-2, 4.54%, 7/1/2053	3,058,000	3,026,003
Series A-1, 4.55%, 7/1/2040	5,290,330	5,317,735
Series A-2, 4.55%, 7/1/2040	100,000	86,575
Series A-1, 4.75%, 7/1/2053	24,225,000	24,287,997
Series B-1, 4.75%, 7/1/2053	2,996,000	3,003,791
Series A-2, 4.78%, 7/1/2058	35,165,000	35,242,054
Series A-1, 5.00%, 7/1/2058	59,413,000	59,999,721
		317,927,295
RHODE ISLAND — 0.4%
Rhode Island Health & Educational Building Corp. Revenue, RI 5.25%, 5/15/2054	750,000	809,449
Tobacco Settlement Financing Corp. Revenue, RI:
Series A, Zero Coupon, 6/1/2052	29,210,000	5,379,229
Series B, Zero Coupon, 6/1/2052	5,000,000	865,705
Series B, 4.50%, 6/1/2045	2,970,000	2,981,014
Series A, 5.00%, 6/1/2040	1,000,000	1,006,601
		11,041,998
SOUTH CAROLINA — 0.7%
Lexington County Health Services District, Inc. Revenue, SC 5.00%, 11/1/2041	1,000,000	1,015,096
South Carolina Jobs-Economic Development Authority Revenue, SC:
Series A, 4.00%, 6/1/2046 (b)	600,000	470,746
5.00%, 11/1/2037	500,000	503,966
5.00%, 1/1/2055 (b)	3,000,000	2,744,473
Series A, 5.00%, 5/1/2043	2,440,000	2,507,117

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.13%, 6/15/2042 (b)	$1,000,000	$997,972
5.25%, 11/15/2047	1,750,000	1,770,359
Series A, 5.25%, 8/15/2033	100,000	102,412
Series B-1, 5.75%, 11/15/2029	2,000,000	1,989,804
Series A, 7.00%, 11/1/2033 (b)	270,000	270,683
Series A, 7.13%, 6/15/2053 (b)	1,000,000	1,059,227
Series A, 7.25%, 6/15/2058 (b)	1,325,000	1,403,073
South Carolina Ports Authority Revenue, SC AMT, 4.00%, 7/1/2040	245,000	243,313
South Carolina Public Service Authority Revenue, SC:
Series A, 4.00%, 12/1/2034	410,000	420,387
Series A, 4.00%, 12/1/2052	2,000,000	1,913,870
Series B, 4.00%, 12/1/2038	2,365,000	2,403,438
Series B, 4.00%, 12/1/2056	360,000	340,927
Spartanburg Regional Health Services District Revenue, SC Series A, 3.63%, 4/15/2039	195,000	191,646
		20,348,509
SOUTH DAKOTA — 0.1%
County of Lincoln Revenue, SD Series A, 4.00%, 8/1/2041	250,000	233,055
South Dakota Health & Educational Facilities Authority Revenue, SD:
5.00%, 9/1/2028	100,000	105,982
5.00%, 9/1/2032	215,000	225,569
5.00%, 7/1/2046	1,000,000	1,021,097
		1,585,703
TENNESSEE — 0.7%
Bristol Industrial Development Board Revenue, TN:
Series B, Zero Coupon, 12/1/2031 (b)	3,350,000	2,315,913
Series A, 5.13%, 12/1/2042 (b)	400,000	396,936
Chattanooga-Hamilton County Hospital Authority Revenue, TN Series A, 5.00%, 10/1/2044	1,750,000	1,753,987
Greeneville Health & Educational Facilities Board Revenue, TN Series A, 4.00%, 7/1/2040	650,000	639,032
Knox County Health Educational & Housing Facility Board Revenue, TN:
5.00%, 4/1/2030	500,000	514,893
5.00%, 4/1/2031	240,000	246,347
Memphis-Shelby County Industrial Development Board, Special Obligation, TN Series A, 5.50%, 7/1/2037	100,000	76,571
Security Description	Principal Amount	Value
Metropolitan Government Nashville & Davidson County Industrial Development Board, Special Assessment, TN Series A, 4.00%, 6/1/2051 (b)	$1,150,000	$1,008,187
Metropolitan Nashville Airport Authority Revenue, TN Series A, 4.00%, 7/1/2054	500,000	488,237
Nashville Metropolitan Development & Housing Agency, Special Obligation, TN 5.13%, 6/1/2036 (b)	430,000	440,729
Shelby County Health & Educational Facilities Board Revenue, TN:
Series A1, 5.00%, 6/1/2044 (b)	415,000	432,053
Series A1, 5.25%, 6/1/2056 (b)	400,000	417,192
Shelby County Health Educational & Housing Facilities Board Revenue, TN:
Series A, 5.00%, 5/1/2029	535,000	559,330
Series A, 5.50%, 9/1/2047	400,000	340,028
Tennergy Corp. Revenue, TN Series A, VRN, 5.50%, 10/1/2053 (a)	4,000,000	4,363,312
Tennessee Energy Acquisition Corp. Revenue, TN:
Series C, 5.00%, 2/1/2027	945,000	973,555
Series B, 5.63%, 9/1/2026	3,405,000	3,547,262
		18,513,564
TEXAS — 4.6%
Abilene Convention Center Hotel Development Corp. Revenue, TX Series B, 3.75%, 10/1/2031 (b)	1,500,000	1,385,831
Arlington Higher Education Finance Corp. Revenue, TX:
Series A, 4.00%, 8/15/2041	610,000	552,529
Series A, 4.00%, 8/15/2046	860,000	750,385
VRN, 4.50%, 6/15/2056 (a) (b)	500,000	500,183
4.88%, 6/15/2059 (b)	1,000,000	1,002,285
5.00%, 6/15/2064 (b)	1,200,000	1,203,485
Series A, 5.00%, 8/15/2048	15,000	14,914
Series A, 5.00%, 6/15/2051	3,500,000	3,297,661
Series A, 6.00%, 2/15/2043 (b)	1,035,000	1,076,399
Series A, 6.13%, 2/15/2053 (b)	1,000,000	1,033,615
6.25%, 6/1/2052 (b)	2,500,000	2,637,193
Austin Convention Enterprises, Inc. Revenue, TX:
Series A, 5.00%, 1/1/2034	400,000	405,643
Series B, 5.00%, 1/1/2032	1,840,000	1,845,423
Series B, 5.00%, 1/1/2034	300,000	300,406

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Central Texas Regional Mobility Authority Revenue, TX Series B, 4.00%, 1/1/2041	$200,000	$202,160
Central Texas Turnpike System Revenue, TX:
Series C, 5.00%, 8/15/2034	500,000	500,703
Series C, 5.00%, 8/15/2037	500,000	500,703
City of Dallas Housing Finance Corp. Revenue, TX Series A, 6.00%, 12/1/2062	1,000,000	1,003,063
City of Denton Utility System Revenue, TX 5.00%, 12/1/2027	630,000	658,248
City of Houston Airport System Revenue, TX:
Series B-1, AMT, 4.00%, 7/15/2041	2,965,000	2,913,528
Series A, AMT, 5.00%, 7/1/2027	2,360,000	2,417,105
Series B-1, AMT, 5.00%, 7/15/2035	3,905,000	3,923,131
Series B-2, AMT, 5.00%, 7/15/2027	2,500,000	2,561,458
Series C, AMT, 5.00%, 7/15/2027	4,500,000	4,610,624
Series D, 5.00%, 7/1/2029	115,000	124,916
Series A, AMT, 6.50%, 7/15/2030	300,000	303,029
City of Lavon, Special Assessment, TX 4.00%, 9/15/2042 (b)	1,000,000	912,498
City of Mesquite, Special Assessment, TX 5.50%, 9/1/2043 (b)	750,000	766,360
Clifton Higher Education Finance Corp. Revenue, TX:
Series A, 3.95%, 12/1/2032	105,000	104,380
Series A, 4.35%, 12/1/2042	290,000	280,136
Series D, 5.25%, 8/15/2027	530,000	539,330
Series D, 5.25%, 8/15/2028	1,000,000	1,017,322
Series A, 6.00%, 6/15/2043 (b)	2,000,000	2,058,427
Series D, 6.13%, 8/15/2048	3,010,000	3,061,916
Dallas County Flood Control District No. 1, General Obligation, TX 5.00%, 4/1/2028 (b)	500,000	500,178
Dallas Fort Worth International Airport Revenue, TX Series 2024, 4.00%, 11/1/2045	2,500,000	2,485,320
El Paso County Hospital District, General Obligation, TX:
4.00%, 8/15/2036	200,000	194,141
4.00%, 8/15/2038	885,000	845,103
5.00%, 8/15/2037	200,000	204,452
5.00%, 8/15/2039	690,000	691,518
Security Description	Principal Amount	Value
Greater Texas Cultural Education Facilities Finance Corp. Revenue, TX Series A, 5.25%, 6/1/2049	$2,500,000	$2,668,970
Gulf Coast Industrial Development Authority Revenue, TX AMT, 4.88%, 5/1/2025	650,000	650,253
Harris County Improvement District No. 18, General Obligation, TX 3.38%, 9/1/2041	120,000	104,277
Harris County Industrial Development Corp. Revenue, TX 4.05%, 11/1/2050 (a)	1,100,000	1,130,870
Harris County-Houston Sports Authority Revenue, TX:
Series H, National Public Finance Guarantee Corp., Zero Coupon, 11/15/2024 (g)	1,000,000	994,950
Series H, National Public Finance Guarantee Corp., Zero Coupon, 11/15/2036 (g)	105,000	57,315
Series H, National Public Finance Guarantee Corp., Zero Coupon, 11/15/2040 (g)	5,165,000	2,139,279
Series A, Assured Guaranty Municipal Corp., 3.13%, 11/15/2056 (g)	510,000	395,667
Lower Colorado River Authority Revenue, TX:
5.00%, 5/15/2031	595,000	650,910
5.00%, 5/15/2037	550,000	602,432
Matagorda County Navigation District No. 1 Revenue, TX:
Series B-1, 4.00%, 6/1/2030	3,000,000	3,001,484
Series A, American Municipal Bond Assurance Corp., 4.40%, 5/1/2030 (g)	495,000	523,840
Mesquite Health Facilities Development Corp. Revenue, TX 5.13%, 2/15/2042 (d)	541,434	5,414
Mission Economic Development Corp. Revenue, TX AMT, 4.63%, 10/1/2031 (b)	4,830,000	4,850,047
New Hope Cultural Education Facilities Finance Corp. Revenue, TX:
Series B, Zero Coupon, 11/15/2061 (a)	1,275,924	473,840
5.00%, 11/15/2031	850,000	868,205
5.00%, 1/1/2047	500,000	500,678
Series A, 5.00%, 7/1/2047	1,000,000	1,000,000

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2050 (b)	$1,900,000	$1,898,738
Series A1, 5.25%, 1/1/2042	2,500,000	2,499,225
Series A, 5.38%, 11/15/2036	500,000	464,552
5.50%, 1/1/2049	1,000,000	927,779
Series A, 5.50%, 7/1/2045	250,000	204,962
Series A, 5.50%, 7/1/2054	100,000	76,957
Series A1, 5.50%, 1/1/2057	4,375,000	4,366,716
Series A-1, 7.50%, 11/15/2037	45,000	37,461
Newark Higher Education Finance Corp. Revenue, TX Series A, 5.13%, 8/15/2047	1,375,000	1,355,567
North Fort Bend Water Authority Revenue, TX Series A, 4.00%, 12/15/2038	880,000	898,436
North Parkway Municipal Management District No. 1, Special Assessment, TX 5.00%, 9/15/2051 (b)	1,000,000	1,004,460
North Texas Tollway Authority Revenue, TX:
Series D, Assured Guaranty Corp., Zero Coupon, 1/1/2029 (g)	315,000	277,477
Series D, Assured Guaranty Corp., Zero Coupon, 1/1/2036 (g)	510,000	347,298
Series D, Assured Guaranty Corp., Zero Coupon, 1/1/2038 (g)	590,000	369,415
Series A, 3.00%, 1/1/2037	500,000	475,341
4.00%, 1/1/2037	500,000	505,194
Series B, 4.00%, 1/1/2040	450,000	450,753
Series B, 4.00%, 1/1/2041	500,000	499,302
Series I, Assured Guaranty Corp., 6.20%, 1/1/2042 (a) (g)	180,000	181,255
Olney Hamilton Hospital District, General Obligation, TX 6.25%, 9/15/2054 (b)	1,000,000	1,071,010
Port of Beaumont Navigation District Revenue, TX:
Series A, AMT, 3.00%, 1/1/2050 (b)	1,500,000	1,098,807
Series A, AMT, 4.00%, 1/1/2050 (b)	3,275,000	2,873,028
Series A, AMT, 5.25%, 1/1/2054 (b)	1,250,000	1,306,000
Pottsboro Higher Education Finance Corp. Revenue, TX Series A, 5.00%, 8/15/2036	300,000	300,808
Red River Education Finance Corp. Revenue, TX 5.00%, 6/1/2046	10,000	9,966
Security Description	Principal Amount	Value
Red River Health Facilities Development Corp. Revenue, TX:
Series A, 7.50%, 11/15/2034	$1,000,000	$1,004,444
Series A, 8.00%, 11/15/2049	385,000	386,918
SA Energy Acquisition Public Facility Corp. Revenue, TX:
5.50%, 8/1/2025	205,000	208,166
5.50%, 8/1/2027	150,000	156,937
Tarrant County Cultural Education Facilities Finance Corp. Revenue, TX:
4.00%, 5/15/2027	310,000	305,669
Series B, 4.00%, 11/15/2025 (d)	192,271	5,191
Series B, 4.50%, 11/15/2036 (d)	155,453	4,197
5.00%, 5/15/2045	625,000	610,655
Series A, 5.00%, 11/15/2037	445,000	449,325
Series A-1, 5.00%, 10/1/2044	200,000	200,000
Series B, 5.00%, 11/15/2046	200,000	200,033
5.25%, 11/15/2047 (d)	88,205	2,382
Series A, 6.38%, 2/15/2041 (d)	450,000	247,500
Series A, 6.75%, 11/15/2047	1,400,000	1,454,114
Series A, 6.75%, 11/15/2052	300,000	310,629
Texas Municipal Gas Acquisition & Supply Corp. I Revenue, TX Series D, 6.25%, 12/15/2026	120,000	124,097
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, TX:
5.00%, 12/15/2026	4,000,000	4,138,248
5.00%, 12/15/2030	2,000,000	2,159,525
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX:
Series A, 4.00%, 6/30/2037	2,880,000	2,938,472
AMT, 5.00%, 12/31/2040	780,000	780,028
AMT, 5.00%, 12/31/2055	2,695,000	2,695,124
AMT, 5.00%, 6/30/2058	7,615,000	7,794,556
AMT, 5.13%, 12/31/2035	1,440,000	1,564,881
AMT, 5.25%, 6/30/2036	2,175,000	2,368,953
AMT, 5.50%, 12/31/2058	2,710,000	2,978,353
Town of Westlake, Special Assessment, TX:
6.13%, 9/1/2035	395,000	396,354
6.25%, 9/1/2040	370,000	371,117
6.38%, 9/1/2045	505,000	506,642
		127,867,149
U. S. VIRGIN ISLANDS — 0.7%
Matching Fund Special Purpose Securitization Corp. Revenue, VI:
Series A, 5.00%, 10/1/2030	1,565,000	1,679,183
Series A, 5.00%, 10/1/2039	13,010,000	13,614,461

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Virgin Islands Public Finance Authority Revenue, VI Series C, 5.00%, 10/1/2039 (b)	$2,000,000	$1,924,215
Virgin Islands Water & Power Authority - Electric System Revenue, VI Series A, 5.00%, 7/1/2031	1,435,000	1,364,262
		18,582,121
UTAH — 0.9%
Black Desert Public Infrastructure District, General Obligation, UT Series A, 4.00%, 3/1/2051 (b)	4,500,000	3,908,679
Black Desert Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (b)	595,000	620,695
City of Salt Lake City Airport Revenue, UT:
Series A, AMT, 4.00%, 7/1/2051	2,360,000	2,271,850
Series A, AMT, 5.00%, 7/1/2028	150,000	156,816
County of Box Elder Revenue, UT Series A, AMT, 8.00%, 12/1/2039 (b)	315,000	314,930
Firefly Public Infrastructure District No. 1 Assessment Area No. 1, Special Assessment, UT Series A-2, 5.63%, 12/1/2043 (b)	1,000,000	1,044,984
Jordanelle Ridge Public Infrastructure District No. 2, General Obligation, UT Series A, 7.75%, 3/1/2054 (b)	2,130,000	2,185,309
Military Installation Development Authority Revenue, UT:
Series A-1, 4.00%, 6/1/2052	1,000,000	867,319
Series A2, 4.00%, 6/1/2041	1,600,000	1,467,764
Series A2, 4.00%, 6/1/2052	2,500,000	2,168,296
UIPA Crossroads Public Infrastructure District, Special Obligation, UT 4.38%, 6/1/2052 (b)	3,000,000	2,964,909
Utah Charter School Finance Authority Revenue, UT 4.00%, 10/15/2051 (b)	3,940,000	2,959,811
Utah Infrastructure Agency Revenue, UT Series A, 5.00%, 10/15/2034	1,600,000	1,646,583
Wohali Public Infrastructure District No. 1, Special Assessment, UT 7.00%, 12/1/2042 (b)	2,535,000	2,590,426
Security Description	Principal Amount	Value
Wood Ranch Public Infrastructure District, Special Assessment, UT 5.63%, 12/1/2053 (b)	$200,000	$207,679
		25,376,050
VERMONT — 0.0% (c)
Vermont Economic Development Authority Revenue, VT Series A, 5.00%, 5/1/2047	1,000,000	1,006,163
VIRGINIA — 1.6%
Amherst Industrial Development Authority Revenue, VA 5.00%, 9/1/2026	35,000	34,672
Arlington County Industrial Development Authority Revenue, VA 5.00%, 7/1/2031	500,000	556,457
Cherry Hill Community Development Authority, Special Assessment, VA 5.40%, 3/1/2045 (b)	1,335,000	1,338,390
Chesapeake Bay Bridge & Tunnel District Revenue, VA 5.00%, 7/1/2046	4,000,000	4,040,560
City of Chesapeake Chesapeake Expressway Toll Road Revenue, VA Series A, 5.00%, 7/15/2047	50,000	50,020
City of Hopewell Sewer System Revenue, VA Series A, 5.00%, 7/15/2042	300,000	300,015
Danville Industrial Development Authority Revenue, VA Series A, 5.00%, 10/1/2047	385,000	317,909
Farms New Kent Community Development Authority, Special Assessment, VA Series B, Zero Coupon, 3/1/2036 (b)	1,945,000	1,034,065
Farmville Industrial Development Authority Revenue, VA Series A, 5.00%, 1/1/2059	1,000,000	986,245
James City County Economic Development Authority Revenue, VA Series A, 6.88%, 12/1/2058	725,000	809,385
Lexington Industrial Development Authority Revenue, VA 4.00%, 1/1/2031	10,000	10,112
Lower Magnolia Green Community Development Authority, Special Assessment, VA 5.00%, 3/1/2035 (b)	915,000	916,095

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Norfolk Redevelopment & Housing Authority Revenue, VA:
Series B, 4.00%, 1/1/2025	$1,135,000	$1,133,442
5.38%, 1/1/2035	250,000	250,450
Peninsula Town Center Community Development Authority, Special Assessment, VA 5.00%, 9/1/2037 (b)	1,950,000	1,965,768
Tobacco Settlement Financing Corp. Revenue, VA:
Series C-1ST SUB, Zero Coupon, 6/1/2047	3,060,000	861,719
Series B1, 5.00%, 6/1/2047	11,040,000	10,727,904
Virginia Beach Development Authority Revenue, VA Series A, 7.00%, 9/1/2059	2,340,000	2,703,792
Virginia College Building Authority Revenue, VA Series A, 5.00%, 7/1/2030 (b)	875,000	863,689
Virginia Small Business Financing Authority Revenue, VA:
AMT, 4.00%, 1/1/2031	1,000,000	1,015,831
AMT, 4.00%, 1/1/2039	1,000,000	978,637
AMT, 4.00%, 1/1/2040	1,000,000	968,204
AMT, 4.00%, 1/1/2048	4,075,000	3,806,807
AMT, 5.00%, 6/30/2042	1,000,000	1,076,159
AMT, 5.00%, 12/31/2047	3,490,000	3,558,602
AMT, 5.00%, 12/31/2052	335,000	340,368
AMT, 5.00%, 12/31/2056	2,975,000	3,016,518
Series C, 5.00%, 6/1/2047	1,000,000	1,004,978
Series A, 5.50%, 7/1/2049 (b)	1,660,000	1,453,190
		46,119,983
WASHINGTON — 1.8%
Grays Harbor County Public Hospital District No. 1 Revenue, WA:
6.88%, 12/1/2049	1,000,000	1,136,114
6.88%, 12/1/2053	1,000,000	1,134,302
Jefferson County Public Hospital District No. 2 Revenue, WA Series A, 6.88%, 12/1/2053	3,000,000	3,064,556
Klickitat County Public Utility District No. 1 Revenue, WA Series A, 5.00%, 12/1/2032	400,000	405,397
Pend Oreille County Public Utility District No. 1 Box Canyon Revenue, WA 5.00%, 1/1/2044	215,000	220,229
Port of Seattle Industrial Development Corp. Revenue, WA AMT, 5.00%, 4/1/2030	3,000,000	3,001,180
Security Description	Principal Amount	Value
Port of Seattle Revenue, WA:
Series C, AMT, 4.00%, 8/1/2035	$550,000	$562,833
Series C, AMT, 5.00%, 5/1/2031	130,000	135,016
Tacoma Consolidated Local Improvement Districts, Special Assessment, WA 5.75%, 4/1/2043	165,000	164,943
Washington Economic Development Finance Authority Revenue, WA:
AMT, 7.25%, 1/1/2032 (b) (d)	100,000	10
Series A, AMT, 7.50%, 1/1/2032 (b) (d)	755,000	76
Series A, AMT, 12.00%, 1/1/2033 (a) (b)	160,000	16
Washington Health Care Facilities Authority Revenue, WA:
4.00%, 7/1/2036	630,000	630,555
Series A, 4.00%, 7/1/2042	200,000	184,711
5.00%, 8/15/2034	2,695,000	2,766,895
Series D, 5.00%, 10/1/2041	1,000,000	1,000,264
Washington State Convention Center Public Facilities District Revenue, WA:
Series B, 3.00%, 7/1/2034	1,000,000	920,557
Series B, 3.00%, 7/1/2058	4,810,000	3,352,898
4.00%, 7/1/2058	605,000	565,903
Series B, 4.00%, 7/1/2034	320,000	322,793
Series B, 4.00%, 7/1/2048	1,010,000	936,955
Series B, 4.00%, 7/1/2058	1,080,000	968,145
5.00%, 7/1/2058	170,000	172,087
Washington State Housing Finance Commission Revenue, WA:
Series A-1, 3.50%, 12/20/2035	2,375,049	2,268,442
Series A, 4.00%, 1/1/2057 (b)	1,000,000	747,774
5.00%, 7/1/2046 (b)	1,520,000	1,344,632
5.00%, 1/1/2048 (b)	3,815,000	3,603,353
5.00%, 7/1/2051 (b)	1,250,000	1,076,693
Series A, 5.00%, 1/1/2031 (b)	100,000	100,274
Series A, 5.00%, 1/1/2044 (b)	605,000	574,675
Series A, 5.00%, 1/1/2046 (b)	1,000,000	936,279
Series A, 5.00%, 1/1/2051 (b)	3,820,000	3,562,845
Series A, 5.00%, 7/1/2051 (b)	1,000,000	931,359
Series A, 5.00%, 1/1/2055 (b)	2,200,000	1,987,162
Series A, 5.00%, 1/1/2056 (b)	1,285,000	1,173,126
5.50%, 7/1/2044	2,500,000	2,776,977
5.50%, 7/1/2049	2,000,000	2,191,453
6.13%, 7/1/2053 (b)	2,500,000	2,765,249
6.25%, 7/1/2059 (b)	2,500,000	2,771,376
Series A, 7.00%, 7/1/2050 (b)	500,000	512,613
		50,970,717

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
WEST VIRGINIA — 0.5%
County of Monongalia, Special Obligation, WV Series A, 5.00%, 6/1/2033 (b)	$475,000	$501,866
County of Ohio, Special Obligation, WV 5.25%, 6/1/2044	1,250,000	1,324,040
Glenville State College Revenue, WV 5.25%, 6/1/2047	750,000	704,932
Monongalia County Building Commission Revenue, WV 4.00%, 7/1/2035	390,000	354,275
Monongalia County Commission Excise Tax District Revenue, WV:
Series A, 4.13%, 6/1/2043 (b)	4,325,000	3,939,062
Series A, 5.50%, 6/1/2037 (b)	225,000	230,768
Series A, 7.00%, 6/1/2043 (b)	150,000	162,015
Ohio County Development Authority Revenue, WV 5.00%, 9/1/2048	1,000,000	804,983
West Virginia Commissioner of Highways Revenue, WV Series A, 5.00%, 9/1/2029	120,000	127,770
West Virginia Economic Development Authority Revenue, WV AMT, VRN, 5.00%, 7/1/2045 (a)	2,250,000	2,255,465
West Virginia Hospital Finance Authority Revenue, WV Series B, 6.00%, 9/1/2048	2,000,000	2,300,891
		12,706,067
WISCONSIN — 3.5%
Public Finance Authority Revenue, WI:
Series B, Zero Coupon, 1/1/2060 (b)	4,000,000	339,873
Series B, Zero Coupon, 1/1/2067 (b)	920,000	8,021
Series B, VRN, 3.75%, 7/1/2051 (a) (b) (d)	2,075,993	1,518,594
AMT, 4.00%, 8/1/2035	940,000	927,315
4.00%, 4/1/2042 (b)	1,000,000	953,064
AMT, 4.00%, 9/30/2051	1,000,000	886,405
Series A, 4.00%, 6/1/2035	500,000	505,299
Series A, 4.00%, 9/1/2041 (b)	2,565,000	2,166,407
Series A, 4.00%, 12/1/2051 (b)	1,000,000	890,592
Series A, 4.00%, 6/1/2056 (b)	2,100,000	1,693,464
AMT, 4.25%, 7/1/2054	3,000,000	2,580,639
Series A, 4.25%, 6/15/2034	830,000	844,927
Series C, AMT, 4.30%, 11/1/2030	3,000,000	3,013,305
Series A, 4.50%, 6/1/2056 (b)	2,750,000	2,297,395
5.00%, 3/1/2037 (b)	625,000	631,533
Security Description	Principal Amount	Value
5.00%, 9/1/2039 (b)	$770,000	$761,833
Series A, 5.00%, 11/15/2024 (b)	110,000	110,139
Series A, 5.00%, 9/1/2030 (b)	400,000	400,265
Series A, 5.00%, 10/1/2034 (b)	1,355,000	1,402,752
Series A, 5.00%, 6/15/2037 (b)	425,000	422,038
Series A, 5.00%, 10/1/2039 (b)	3,250,000	3,322,038
Series A, 5.00%, 1/1/2042 (b)	100,000	97,489
Series A, 5.00%, 6/15/2046 (b)	1,000,000	828,604
Series A, 5.00%, 6/15/2049 (b)	310,000	283,652
Series A, 5.00%, 12/1/2055 (b)	2,000,000	1,893,906
Series A, 5.00%, 1/1/2056 (b)	265,000	243,052
Series A, 5.00%, 6/15/2057 (b)	2,105,000	2,107,350
Series A, 5.00%, 2/1/2062	1,000,000	1,027,260
Series B, AMT, 5.00%, 7/1/2042	1,000,000	1,000,250
5.13%, 4/1/2052	2,310,000	2,352,086
Series A, 5.13%, 6/1/2048 (b)	350,000	350,390
5.25%, 3/1/2035 (b)	750,000	753,605
Series A, 5.25%, 3/1/2045 (b)	1,000,000	1,003,598
Series A, 5.25%, 5/15/2052 (b)	1,300,000	1,302,061
Series A, 5.25%, 3/1/2055 (b)	1,810,000	1,761,147
Series A, 5.35%, 12/1/2045	1,000,000	1,016,682
Series A, 5.38%, 7/15/2047 (b)	500,000	507,367
Series B, 5.63%, 2/1/2046 (b)	1,665,000	1,745,926
Series A, 5.75%, 10/1/2043 (b)	1,180,000	1,240,124
Series A, 5.75%, 7/1/2063 (b)	2,000,000	2,175,294
5.88%, 4/1/2045	530,000	534,227
5.88%, 6/15/2047 (b)	800,000	775,922
Series A, 6.00%, 7/15/2042	250,000	250,227
Series B, 6.00%, 2/1/2062 (b)	2,000,000	2,129,254
Series A, 6.25%, 10/1/2031 (b) (d)	200,000	20,000
Series A, 6.25%, 1/1/2038 (b)	500,000	225,000
Series A, 6.25%, 10/1/2053 (b)	2,220,000	2,352,489
Series A, 6.38%, 1/1/2048 (b)	925,000	416,250
Series A, 6.50%, 9/1/2048 (b)	480,000	288,000
6.63%, 7/1/2043 (b)	465,000	489,459
6.75%, 12/1/2042 (b)	2,100,000	2,150,619
Series A, 6.75%, 8/1/2031 (b)	980,000	879,550
6.88%, 7/1/2053 (b)	1,650,000	1,737,028
7.00%, 12/1/2050 (b)	8,750,000	8,965,826
7.00%, 7/1/2058 (b)	1,850,000	1,946,757
Series A, 7.00%, 1/1/2050 (b)	3,000,000	3,244,878

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Public Finance Authority, Special Obligation, WI:
Series A, 5.00%, 6/1/2041 (b)	$2,625,000	$2,694,521
Series B, 8.00%, 6/15/2042 (b)	1,000,000	1,014,607
Wisconsin Health & Educational Facilities Authority Revenue, WI:
Series B-1, 2.83%, 11/1/2028	10,000	9,690
3.13%, 12/15/2049	850,000	671,923
3.50%, 7/1/2040	100,000	90,562
4.00%, 1/1/2047	600,000	534,619
4.00%, 1/1/2057	1,000,000	843,145
4.00%, 7/1/2046	335,000	314,411
Series A, 4.00%, 7/1/2048	425,000	350,723
Series A, 4.13%, 7/1/2053	595,000	486,927
Series B, 4.25%, 7/1/2033	1,250,000	1,133,101
5.00%, 11/15/2025	795,000	796,579
5.00%, 11/15/2026	565,000	566,227
5.00%, 8/1/2032	50,000	42,488
5.00%, 8/1/2037	150,000	115,553
5.00%, 8/1/2039	1,100,000	815,306
Series A, 5.00%, 7/1/2038	500,000	501,921
Series A, 5.00%, 11/1/2039	1,000,000	1,012,394
Series A, 5.00%, 2/15/2042	4,580,000	4,605,438
Series A, 5.00%, 11/1/2046	1,250,000	1,231,542
Series B, 5.00%, 7/1/2048	790,000	666,666
Series B, 5.00%, 7/1/2053	1,000,000	818,930
Series A, 5.25%, 8/1/2048	100,000	85,140
5.50%, 5/1/2034	350,000	345,067
Series A, 5.75%, 8/15/2054	1,000,000	1,091,862
Series A, 5.75%, 8/15/2059	1,445,000	1,571,754
6.00%, 10/1/2044	300,000	318,243
6.00%, 10/1/2054	500,000	519,346
		97,019,912
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,785,736,310)		2,774,404,529
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (i) (j) (Cost $8,234,817)	8,234,817	8,234,817
TOTAL INVESTMENTS — 99.2% (Cost $2,793,971,127)		2,782,639,346
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		23,563,027
NET ASSETS — 100.0%		$2,806,202,373

(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 25.0% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	1.8%
National Public Finance Guaranty Corp.	0.6%
Build America Mutual Assurance Company	0.3%
Assured Guaranty Corp.	0.1%
Ambac Financial Group	0.1%
XL Capital Assurance Inc.	0.0% (c)
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at September 30, 2024.
AMT	Alternative Minimum Tax
CFC	Cooperative Finance Corporation
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$2,774,404,529	$0(a)	$2,774,404,529
Short-Term Investment	8,234,817	—	—	8,234,817
TOTAL INVESTMENTS	$8,234,817	$2,774,404,529	$0	$2,782,639,346
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,048,247	$10,048,247	$166,685,641	$168,499,071	$—	$—	8,234,817	$8,234,817	$308,990
See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.7%
ALABAMA — 0.2%
Alabama Public School & College Authority Revenue, AL:
Series A, 5.00%, 11/1/2026	$4,980,000	$5,243,712
Series A, 5.00%, 11/1/2028	2,145,000	2,361,286
		7,604,998
ALASKA — 0.2%
Borough of North Slope, General Obligation, AK:
Series A, 5.00%, 6/30/2027	1,550,000	1,656,056
Series A, 5.00%, 6/30/2028	2,885,000	3,149,115
State of Alaska, General Obligation, AK Series A, 5.00%, 8/1/2029	1,220,000	1,357,736
		6,162,907
ARIZONA — 1.1%
Arizona Board of Regents Revenue, AZ Series B, 5.00%, 7/1/2028	3,750,000	4,098,040
Arizona Department of Transportation State Highway Fund Revenue, AZ 5.00%, 7/1/2028	6,200,000	6,780,629
City of Chandler, General Obligation, AZ 5.00%, 7/1/2029	2,850,000	3,185,681
City of Phoenix Civic Improvement Corp. Revenue, AZ 5.00%, 7/1/2028	1,250,000	1,368,004
City of Phoenix, General Obligation, AZ 5.00%, 7/1/2028	1,540,000	1,687,122
Gilbert Water Resource Municipal Property Corp. Revenue, AZ 5.00%, 7/15/2026	4,750,000	4,962,896
Maricopa County Unified School District No. 4 Mesa, General Obligation, AZ Series E, 5.00%, 7/1/2027	3,750,000	4,012,010
Maricopa County Union High School District No. 210-Phoenix, General Obligation, AZ Series A, 5.00%, 7/1/2028	3,200,000	3,498,475
Salt River Project Agricultural Improvement & Power District Revenue, AZ:
Series A, 5.00%, 1/1/2025	2,000,000	2,009,329
Series A, 5.00%, 1/1/2029 (a)	3,275,000	3,620,781
State of Arizona, Certificate Participation, AZ Series A, 5.00%, 10/1/2027	3,000,000	3,235,455
		38,458,422
Security Description	Principal Amount	Value
ARKANSAS — 0.0% (b)
Arkansas Development Finance Authority Revenue, AR 5.00%, 6/1/2028	$1,250,000	$1,363,398
CALIFORNIA — 21.2%
Alameda County Joint Powers Authority Revenue, CA:
Series A, 5.00%, 12/1/2027	4,500,000	4,888,537
Series A, 5.00%, 12/1/2028	3,000,000	3,336,132
Anaheim Housing & Public Improvements Authority Revenue, CA Series A, 5.00%, 10/1/2025	2,275,000	2,333,575
Bay Area Toll Authority Revenue, CA:
Series A, 2.63%, 4/1/2045 (c)	425,000	422,157
Series F-1, 5.00%, 4/1/2026	1,660,000	1,724,344
Series F-1, 5.00%, 4/1/2027	9,000,000	9,635,548
Series F-1, 5.00%, 4/1/2028	1,120,000	1,229,998
Series S-11, 5.00%, 4/1/2026	5,750,000	5,973,742
Series S-11, 5.00%, 4/1/2027	6,000,000	6,423,698
California Infrastructure & Economic Development Bank Revenue, CA:
Series B-2, 3.00%, 10/1/2047 (c)	5,640,000	5,656,185
5.00%, 10/1/2025	6,100,000	6,260,194
5.00%, 10/1/2028	7,595,000	8,441,567
California State Public Works Board Revenue, CA:
Series A, 5.00%, 8/1/2025	3,065,000	3,122,560
Series A, 5.00%, 8/1/2028	3,000,000	3,285,819
Series B, 5.00%, 5/1/2026	2,100,000	2,180,535
Series B, 5.00%, 12/1/2027	12,000,000	12,957,403
Series B, 5.00%, 12/1/2028	4,500,000	4,963,418
Series C, 5.00%, 11/1/2026	5,000,000	5,280,111
Series C, 5.00%, 9/1/2028	4,350,000	4,772,977
Series C, 5.00%, 11/1/2028	2,500,000	2,752,726
Series C, 5.00%, 9/1/2029 (a)	5,000,000	5,605,964
California State University Revenue, CA:
Series B-2-REMK 7/, 0.55%, 11/1/2049 (c)	4,000,000	3,716,605
Series A, 5.00%, 11/1/2029	875,000	993,704
Chino Basin Regional Financing Authority Revenue, CA Series B, 4.00%, 11/1/2025	19,000,000	19,253,804
City & County of San Francisco, Certificate Participation, CA:
Series R1, 5.00%, 4/1/2026	1,680,000	1,745,372
Series R1, 5.00%, 4/1/2027	1,010,000	1,079,283
City & County of San Francisco, General Obligation, CA:
Series R1, 5.00%, 6/15/2026	12,375,000	12,952,997
Series R1, 5.00%, 6/15/2027	3,125,000	3,365,315

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Los Angeles Department of Airports Revenue, CA Series A, 5.00%, 5/15/2026	$1,080,000	$1,127,916
City of Los Angeles Solid Waste Resources Revenue, CA:
Series A, 5.00%, 2/1/2027	1,475,000	1,569,404
Series A, 5.00%, 2/1/2028	1,780,000	1,941,997
City of Riverside Electric Revenue, CA Series A, 5.00%, 10/1/2028	2,000,000	2,211,667
City of San Francisco Public Utilities Commission Water Revenue, CA Series C, 5.00%, 11/1/2028	1,000,000	1,111,997
East County Advanced Water Purification Joint Powers Authority Revenue, CA Series A-1, 3.13%, 9/1/2026	10,000,000	10,016,637
East Side Union High School District, General Obligation, CA:
Series C, 2.00%, 8/1/2025	5,000,000	4,939,793
Series A, Assured Guaranty Municipal Corp., 5.00%, 8/1/2026 (d)	1,700,000	1,784,648
Series A, Assured Guaranty Municipal Corp., 5.00%, 8/1/2028 (d)	3,880,000	4,275,828
Foothill-De Anza Community College District, General Obligation, CA Series C, 5.00%, 8/1/2025	5,000,000	5,103,430
Los Angeles Community College District, General Obligation, CA:
5.00%, 8/1/2026	5,020,000	5,276,451
Series A-1, 5.00%, 8/1/2027	10,000,000	10,813,903
Series C-1, 5.00%, 8/1/2026	3,000,000	3,153,257
Series D, 5.00%, 8/1/2028	8,250,000	9,149,047
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, CA:
Series A, 5.00%, 6/1/2025	6,900,000	7,009,452
Series A, 5.00%, 7/1/2025	4,080,000	4,156,172
Series A, 5.00%, 6/1/2026	1,000,000	1,046,496
Series A, 5.00%, 6/1/2027	5,375,000	5,775,317
Los Angeles County Public Works Financing Authority Revenue, CA:
Series H, 5.00%, 12/1/2026	2,500,000	2,650,232
Series H, 5.00%, 12/1/2028	3,000,000	3,334,734
Series H, 5.00%, 12/1/2029	1,200,000	1,364,735
Los Angeles Department of Water & Power Revenue, CA:
Series A, 5.00%, 7/1/2026	10,665,000	11,168,415
Series A, 5.00%, 7/1/2027	7,085,000	7,629,112
Series A, 5.00%, 7/1/2028	10,000,000	11,037,079
Security Description	Principal Amount	Value
Series C, 5.00%, 7/1/2026	$5,500,000	$5,759,614
Series C, 5.00%, 7/1/2027	1,080,000	1,162,942
Series D, 5.00%, 7/1/2026	4,000,000	4,179,993
Series D, 5.00%, 7/1/2027	3,250,000	3,499,593
Series D, 5.00%, 7/1/2028	2,505,000	2,764,788
Series E, 5.00%, 7/1/2027	1,875,000	2,018,996
Series E, 5.00%, 7/1/2028	1,500,000	1,655,562
Los Angeles Department of Water & Power Water System Revenue, CA:
Series B, 5.00%, 7/1/2025	3,000,000	3,053,530
Series B, 5.00%, 7/1/2026	2,395,000	2,508,050
Series B, 5.00%, 7/1/2027	1,500,000	1,616,032
Series B, 5.00%, 7/1/2028	2,800,000	3,092,513
Series B, 5.00%, 7/1/2029	1,050,000	1,186,780
Los Angeles Unified School District, General Obligation, CA:
5.00%, 7/1/2028	7,000,000	7,699,377
Series A, 5.00%, 7/1/2025	2,500,000	2,541,421
Series A, 5.00%, 7/1/2026	15,315,000	16,035,209
Series C, 5.00%, 7/1/2027	3,075,000	3,300,054
Series QRR, 5.00%, 7/1/2027	4,000,000	4,292,753
Series QRR, 5.00%, 7/1/2028 (a)	4,790,000	5,266,193
Series QRR, 5.00%, 7/1/2029 (a)	7,385,000	8,304,284
Series RYRR, 5.00%, 7/1/2025	6,480,000	6,587,365
Series RYRR, 5.00%, 7/1/2026	2,820,000	2,952,614
Metropolitan Water District of Southern California Revenue, CA:
Series B, 3.00%, 7/1/2026	4,000,000	4,049,556
Series B, 3.00%, 7/1/2027	6,735,000	6,877,744
Series A, 5.00%, 10/1/2027	1,250,000	1,358,508
Series B-2, 5.00%, 7/1/2037 (c)	4,000,000	4,336,492
Municipal Improvement Corp. of Los Angeles Revenue, CA:
Series A, 5.00%, 5/1/2025	1,100,000	1,114,110
Series A, 5.00%, 5/1/2026	1,400,000	1,457,213
Series A, 5.00%, 5/1/2027	1,550,000	1,660,237
Series A, 5.00%, 5/1/2029	1,625,000	1,819,277
Series C, 5.00%, 11/1/2026	3,000,000	3,175,910
Northern California Sanitation Agencies Financing Authority Revenue, CA:
Series A, 5.00%, 12/1/2025	4,485,000	4,615,718
Series A, 5.00%, 12/1/2026	2,000,000	2,120,623
Series A, 5.00%, 12/1/2027	1,500,000	1,631,862
Palm Springs Unified School District, General Obligation, CA Series B, 5.00%, 8/1/2025	1,500,000	1,531,029

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Sacramento Transportation Authority Sales Tax Revenue, CA 5.00%, 10/1/2028	$8,285,000	$9,205,111
San Diego County Regional Transportation Commission Revenue, CA Series A, 5.00%, 4/1/2028	4,125,000	4,528,506
San Diego Unified School District, General Obligation, CA:
Series G, 5.00%, 7/1/2028	8,000,000	8,820,538
Series R-7A, 5.00%, 7/1/2028	2,500,000	2,756,418
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA:
Series A, 5.00%, 10/1/2027	7,000,000	7,584,463
Series A, 5.00%, 10/1/2028	7,000,000	7,769,175
Series B, 5.00%, 10/1/2028	11,000,000	12,208,703
San Francisco Unified School District, General Obligation, CA 5.00%, 6/15/2027	5,000,000	5,354,605
San Juan Unified School District, General Obligation, CA:
3.00%, 8/1/2025	2,500,000	2,508,702
5.00%, 8/1/2028	4,000,000	4,415,826
Sonoma County Junior College District, General Obligation, CA Series C, 5.00%, 8/1/2027	1,250,000	1,347,116
Southern California Public Power Authority Revenue, CA Series A, 5.00%, 7/1/2029	5,000,000	5,634,448
State of California, General Obligation, CA:
4.00%, 9/1/2026	8,800,000	9,075,476
4.00%, 3/1/2027	8,995,000	9,334,449
4.00%, 3/1/2028	8,000,000	8,419,962
5.00%, 11/1/2025	13,750,000	14,112,291
5.00%, 12/1/2025	13,000,000	13,371,496
5.00%, 8/1/2026	5,000,000	5,237,105
5.00%, 9/1/2026	16,150,000	16,956,554
5.00%, 11/1/2026	3,050,000	3,220,868
5.00%, 12/1/2026	6,000,000	6,349,486
5.00%, 10/1/2027	42,090,000	45,382,006
5.00%, 11/1/2027	3,500,000	3,780,945
5.00%, 12/1/2027	3,000,000	3,246,989
5.00%, 9/1/2028	46,000,000	50,599,549
5.00%, 10/1/2028	7,660,000	8,441,424
5.00%, 8/1/2029	13,000,000	14,577,962
5.00%, 9/1/2029	3,000,000	3,369,898
5.00%, 10/1/2029	11,945,000	13,440,588
Series A, 5.00%, 11/1/2026	2,910,000	3,073,025
Series A, 5.00%, 11/1/2027	5,645,000	6,098,125
Series B, 5.00%, 10/1/2026	7,000,000	7,367,415
Security Description	Principal Amount	Value
University of California Revenue, CA:
Series BN, 5.00%, 5/15/2028	$20,000,000	$22,007,034
Series BS, 5.00%, 5/15/2029	20,630,000	23,221,739
Series BX, 5.00%, 5/15/2026	10,000,000	10,436,589
Series BX, 5.00%, 5/15/2027	13,755,000	14,762,471
		775,244,988
COLORADO — 1.3%
Adams & Arapahoe Joint School District 28J Aurora, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2027	1,505,000	1,625,768
City & County of Denver Airport System Revenue, CO:
Series C, 5.00%, 11/15/2025	3,000,000	3,080,604
Series C, 5.00%, 11/15/2028	1,325,000	1,461,526
City & County of Denver, Certificate Participation, CO:
5.00%, 12/1/2025	7,000,000	7,189,316
5.00%, 12/1/2026	4,700,000	4,959,323
City of Colorado Springs Utilities System Revenue, CO:
Series B, 5.00%, 11/15/2027	2,500,000	2,698,281
Series B, 5.00%, 11/15/2028	2,000,000	2,206,337
Series C, 5.00%, 11/15/2027	1,000,000	1,079,312
Douglas County School District No. Re-1 Douglas & Elbert Counties, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2027	4,010,000	4,341,994
Pueblo City Schools, General Obligation, CO State Aid Withholding, 5.00%, 12/15/2025	2,000,000	2,055,621
Regional Transportation District Sales Tax Revenue, CO Series A, 5.00%, 11/1/2027	4,500,000	4,852,695
State of Colorado, Certificate Participation, CO Series A, 5.00%, 12/15/2027	1,750,000	1,888,375
University of Colorado Revenue, CO:
Series A, 4.00%, 6/1/2027	3,000,000	3,118,507
Series A, 4.00%, 6/1/2028	3,500,000	3,688,329
Weld County School District No. 6 Greeley, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2027	3,070,000	3,316,351
Weld County School District No. RE-4, General Obligation, CO State Aid Withholding, 5.00%, 12/1/2028	1,325,000	1,460,053
		49,022,392

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CONNECTICUT — 3.9%
City of Hartford Revenue, CT:
5.00%, 4/1/2027	$2,000,000	$2,124,520
5.00%, 4/1/2028	2,850,000	3,096,505
Connecticut State Health & Educational Facilities Authority Revenue, CT:
Series U-1, 1.10%, 7/1/2033 (c)	2,815,000	2,785,682
Series A-REMK 2/7/23, 2.80%, 7/1/2048 (c)	23,560,000	23,594,242
State of Connecticut Special Tax Revenue, CT:
Series A, 5.00%, 7/1/2026	1,000,000	1,043,517
Series A, 5.00%, 7/1/2027	2,500,000	2,673,832
Series A, 5.00%, 7/1/2028	10,000,000	10,934,128
Series B, 5.00%, 7/1/2026	7,445,000	7,768,983
Series B, 5.00%, 10/1/2028	1,300,000	1,429,100
Series B-TRANSPORTATION INFRA, 5.00%, 7/1/2025	4,925,000	5,005,133
Series B-TRANSPORTATION INFRA, 5.00%, 7/1/2026	2,580,000	2,692,274
Series B-TRANSPORTATION INFRA, 5.00%, 7/1/2027	3,500,000	3,743,364
State of Connecticut, General Obligation, CT:
Series C, 4.00%, 6/1/2028	3,840,000	4,055,753
Series A, 5.00%, 1/15/2028	3,365,000	3,642,571
Series A, 5.00%, 1/15/2029	1,355,000	1,498,456
Series B, 5.00%, 8/1/2028	1,500,000	1,643,063
Series C, 5.00%, 3/1/2028	4,770,000	5,178,058
Series C, 5.00%, 3/1/2029	2,500,000	2,771,960
Series D, 5.00%, 9/15/2026	2,500,000	2,624,848
Series D, 5.00%, 7/15/2027	13,000,000	13,916,704
Series D, 5.00%, 9/15/2027	3,680,000	3,955,054
Series E, 5.00%, 11/15/2025	7,000,000	7,186,153
Series E, 5.00%, 11/15/2026	5,510,000	5,805,883
Series E, 5.00%, 11/15/2027	3,925,000	4,234,259
Series G, 5.00%, 11/15/2024	10,000,000	10,019,285
Town of Greenwich, General Obligation, CT 5.00%, 1/15/2025	2,000,000	2,011,853
University of Connecticut Revenue, CT:
Series A, 5.00%, 2/15/2026	2,670,000	2,759,764
Series A, 5.00%, 8/15/2028	3,300,000	3,608,033
		141,802,977
DELAWARE — 0.6%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2029	1,100,000	1,227,933
State of Delaware, General Obligation, DE:
5.00%, 2/1/2028	1,500,000	1,629,399
Series A, 5.00%, 5/1/2026	4,000,000	4,159,035
Series A, 5.00%, 5/1/2028	2,000,000	2,184,832
Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2029	$8,000,000	$8,867,595
Series A, 5.00%, 5/1/2029	2,000,000	2,232,543
University of Delaware Revenue, DE 5.00%, 11/1/2025	555,000	569,343
		20,870,680
DISTRICT OF COLUMBIA — 1.8%
District of Columbia Income Tax Revenue, DC:
Series A, 5.00%, 3/1/2026	3,000,000	3,104,691
Series B, 5.00%, 10/1/2029	6,980,000	7,841,212
Series C, 5.00%, 12/1/2026	3,845,000	4,057,524
Series C, 5.00%, 12/1/2027	7,250,000	7,833,825
District of Columbia Water & Sewer Authority Revenue, DC:
Series C, VRN, 1.75%, 10/1/2054 (c)	8,250,000	8,250,000
Series A, 5.00%, 10/1/2026	2,500,000	2,629,604
District of Columbia, General Obligation, DC:
Series A, 5.00%, 1/1/2028	2,300,000	2,491,417
Series A, 5.00%, 8/1/2028 (a)	5,000,000	5,486,363
Series B, 5.00%, 6/1/2028	6,000,000	6,560,003
Series B, 5.00%, 8/1/2028 (a)	3,650,000	4,005,045
Series C, 5.00%, 12/1/2028 (a)	1,350,000	1,491,969
Series E, 5.00%, 2/1/2025	525,000	528,269
Series E, 5.00%, 2/1/2028	2,235,000	2,425,556
Metropolitan Washington Airports Authority Aviation Revenue, DC Series B, 5.00%, 10/1/2024	2,000,000	2,000,000
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC:
Series A, 5.00%, 7/15/2025	1,000,000	1,017,080
Series A, 5.00%, 7/15/2027	4,500,000	4,817,459
Series A, 5.00%, 7/15/2028	2,255,000	2,465,229
		67,005,246
FLORIDA — 2.4%
Brevard County School District, Certificate Participation, FL Series A, 5.00%, 7/1/2026	2,370,000	2,470,599
City of Jacksonville Revenue, FL:
5.00%, 10/1/2028	1,400,000	1,534,045
5.00%, 10/1/2029	1,600,000	1,787,807
Series A, 5.00%, 10/1/2028	1,000,000	1,095,746
City of Tallahassee Energy System Revenue, FL 5.00%, 10/1/2029	3,000,000	3,361,129
City of Tallahassee Utility System Revenue, FL Series A, 5.00%, 10/1/2028	1,095,000	1,206,427

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
County of Broward Half-Cent Sales Tax Revenue, FL 5.00%, 10/1/2028	$1,475,000	$1,610,931
County of Miami-Dade Water & Sewer System Revenue, FL:
Series B, 5.00%, 10/1/2027	2,350,000	2,524,844
Series B, 5.00%, 10/1/2028	2,000,000	2,195,493
Florida State Board of Governors Revenue, FL Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2029 (d)	5,000,000	5,577,735
JEA Electric System Revenue, FL Series THREE 2024A, Assured Guaranty Corp., 5.00%, 10/1/2028 (a) (d)	2,215,000	2,427,964
JEA Water & Sewer System Revenue, FL:
Series A, 5.00%, 10/1/2026	1,270,000	1,331,769
Series A, 5.00%, 10/1/2028	1,130,000	1,238,193
Series A, 5.00%, 10/1/2029	1,000,000	1,117,379
Okaloosa County School Board, Certificate Participation, FL Series A, 5.00%, 10/1/2026	1,750,000	1,833,716
Orlando Utilities Commission Revenue, FL Series A, 5.00%, 10/1/2026	1,525,000	1,601,002
Palm Beach County School District, Certificate Participation, FL Series B, 5.00%, 8/1/2027	1,800,000	1,926,450
Sarasota County School Board, Certificate Participation, FL:
Series A, 5.00%, 7/1/2028	1,500,000	1,635,108
Series A, 5.00%, 7/1/2029	2,120,000	2,354,481
State of Florida Department of Transportation Revenue, FL 5.00%, 7/1/2027	1,800,000	1,923,228
State of Florida Department of Transportation Turnpike System Revenue, FL Series A, 5.00%, 7/1/2028	12,130,000	13,259,014
State of Florida, General Obligation, FL:
Series A, 5.00%, 6/1/2025	1,116,000	1,132,514
Series A, 5.00%, 6/1/2028	5,000,000	5,468,513
Series A, 5.00%, 6/1/2029	5,000,000	5,581,588
Series B, 5.00%, 6/1/2027	7,000,000	7,483,494
Series B, 5.00%, 6/1/2028	12,980,000	14,196,258
		87,875,427
GEORGIA — 2.1%
Cherokee County Board of Education, General Obligation, GA State Aid Withholding, 5.00%, 8/1/2028	6,000,000	6,584,042
Security Description	Principal Amount	Value
City of Atlanta Department of Aviation Revenue, GA Series A, 5.00%, 7/1/2026	$5,735,000	$5,981,002
City of Atlanta, General Obligation, GA Series A-1, 5.00%, 12/1/2027	1,050,000	1,134,220
City of Columbus, General Obligation, GA 5.00%, 1/1/2025	2,900,000	2,912,496
County of DeKalb Water & Sewerage Revenue, GA 5.00%, 10/1/2027	10,000,000	10,762,392
Georgia Ports Authority Revenue, GA:
5.00%, 7/1/2026	3,140,000	3,276,643
5.00%, 7/1/2027	1,035,000	1,108,141
Georgia State Road & Tollway Authority Revenue, GA 5.00%, 6/1/2029	2,035,000	2,272,570
Henry County School District, General Obligation, GA State Aid Withholding, 4.00%, 8/1/2028	2,630,000	2,781,187
Metropolitan Atlanta Rapid Transit Authority Revenue, GA Series B, 5.00%, 7/1/2028	5,965,000	6,533,677
Private Colleges & Universities Authority Revenue, GA Series B, 5.00%, 9/1/2025	4,000,000	4,079,391
State of Georgia, General Obligation, GA:
Series C-GRP 4, 4.00%, 7/1/2027	18,000,000	18,807,314
Series A, 5.00%, 7/1/2027	5,000,000	5,359,476
Series A-1, 5.00%, 7/1/2026	4,000,000	4,187,416
		75,779,967
HAWAII — 0.7%
City & County of Honolulu, General Obligation, HI:
Series A, 5.00%, 11/1/2026	3,950,000	4,159,623
Series D, 5.00%, 8/1/2025	4,825,000	4,914,757
Series E, 5.00%, 3/1/2027	2,500,000	2,653,851
Series E, 5.00%, 3/1/2028	10,125,000	10,989,877
State of Hawaii Airports System Revenue, HI Series D, 5.00%, 7/1/2029	1,785,000	1,981,761
		24,699,869
IDAHO — 0.3%
Idaho Housing & Finance Association Revenue, ID:
Series A, 5.00%, 8/15/2027	1,750,000	1,875,693
Series A, 5.00%, 8/15/2028	1,650,000	1,807,094
Idaho State Building Authority Revenue, ID Series A, 5.00%, 6/1/2029 (a)	5,000,000	5,574,882
		9,257,669

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
ILLINOIS — 1.5%
Chicago Park District, General Obligation, IL Series C, 5.00%, 1/1/2028	$1,300,000	$1,392,562
County of Cook Sales Tax Revenue, IL 5.00%, 11/15/2029	1,000,000	1,112,068
Illinois Finance Authority Revenue, IL:
5.00%, 7/1/2025	4,995,000	5,075,150
5.00%, 7/1/2027	4,400,000	4,705,677
Series A, 5.00%, 10/1/2025	5,500,000	5,629,770
Series A, 5.00%, 10/1/2028	2,280,000	2,496,748
Illinois State Toll Highway Authority Revenue, IL:
Series A, 5.00%, 1/1/2027	5,565,000	5,870,165
Series A, 5.00%, 1/1/2028	4,490,000	4,839,818
Series A, 5.00%, 1/1/2029	1,670,000	1,830,301
Series B, 5.00%, 1/1/2026	2,040,000	2,101,107
Series B, 5.00%, 1/1/2028	1,830,000	1,972,576
Series C, 5.00%, 1/1/2028	3,245,000	3,497,819
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL Series C, 5.00%, 12/1/2024	3,075,000	3,083,656
Sales Tax Securitization Corp. Revenue, IL:
Series A, 5.00%, 1/1/2028	6,450,000	6,912,099
Series A, 5.00%, 1/1/2029	2,795,000	3,048,346
University of Illinois Revenue, IL Series A, 5.00%, 4/1/2028	1,700,000	1,843,109
		55,410,971
INDIANA — 0.2%
Indiana Finance Authority Revenue, IN:
Series A, 5.00%, 2/1/2026	1,000,000	1,030,603
Series A, 5.00%, 2/1/2027	4,200,000	4,440,364
Series A, 5.00%, 2/1/2029	2,515,000	2,785,253
		8,256,220
IOWA — 0.1%
Iowa Finance Authority Revenue, IA Series A, 5.00%, 8/1/2027	1,750,000	1,877,858
KANSAS — 0.3%
Kansas Development Finance Authority Revenue, KS Series B, 5.00%, 5/1/2025	2,000,000	2,022,337
State of Kansas Department of Transportation Revenue, KS:
Series A, 5.00%, 9/1/2026	3,500,000	3,672,028
Series A, 5.00%, 9/1/2028	4,000,000	4,391,263
		10,085,628
Security Description	Principal Amount	Value
KENTUCKY — 0.2%
Kentucky Asset Liability Commission Revenue, KY:
Series A, 5.00%, 9/1/2025	$2,445,000	$2,493,651
Series A, 5.00%, 9/1/2026	2,425,000	2,538,139
Kentucky State Property & Building Commission Revenue, KY Series A, Assured Guaranty Municipal Corp., 5.00%, 11/1/2025 (d)	2,000,000	2,049,859
Kentucky Turnpike Authority Revenue, KY Series A, 5.00%, 7/1/2026	2,000,000	2,084,932
		9,166,581
LOUISIANA — 0.7%
State of Louisiana Revenue, LA:
5.00%, 9/1/2027	6,040,000	6,471,928
5.00%, 9/1/2028	3,305,000	3,611,574
State of Louisiana, General Obligation, LA:
Series A, 5.00%, 5/1/2026	4,380,000	4,547,898
Series A, 5.00%, 2/1/2028	2,000,000	2,169,321
Series A, 5.00%, 4/1/2028	6,000,000	6,536,478
Series A, 5.00%, 2/1/2029	2,000,000	2,216,654
		25,553,853
MAINE — 0.1%
Maine Governmental Facilities Authority Revenue, ME Series A, 5.00%, 10/1/2026	1,000,000	1,048,459
State of Maine, General Obligation, ME:
Series B, 5.00%, 6/1/2025	2,000,000	2,027,332
Series B, 5.00%, 6/1/2026	1,990,000	2,072,870
		5,148,661
MARYLAND — 3.6%
County of Baltimore, General Obligation, MD 5.00%, 2/1/2028	4,000,000	4,341,322
County of Montgomery, General Obligation, MD:
Series A, 5.00%, 8/1/2027	10,000,000	10,737,253
Series A, 5.00%, 8/1/2028	11,775,000	12,935,761
Series A, 5.00%, 8/1/2029 (a)	3,000,000	3,363,200
County of Prince George's, General Obligation, MD:
Series A, 5.00%, 8/1/2027	7,790,000	8,364,320
Series B, 5.00%, 9/1/2026	7,985,000	8,381,907
Maryland Stadium Authority Revenue, MD Series A, 5.00%, 3/1/2027	1,300,000	1,376,054
Maryland State Transportation Authority Revenue, MD:
Series A, 5.00%, 7/1/2028	3,530,000	3,862,544
Series A, 5.00%, 7/1/2029	4,460,000	4,982,960

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
State of Maryland Department of Transportation Revenue, MD:
5.00%, 10/1/2027	$1,865,000	$2,008,810
Series 2022B, 5.00%, 12/1/2027	3,700,000	4,000,306
Series A, 5.00%, 10/1/2028	1,175,000	1,294,096
Series B, 5.00%, 12/1/2026	12,000,000	12,673,715
State of Maryland, General Obligation, MD:
Series C, 4.00%, 3/1/2029	9,245,000	9,862,672
Series A, 5.00%, 3/1/2026	7,000,000	7,246,373
Series A, 5.00%, 8/1/2026	8,515,000	8,917,052
Series A, 5.00%, 8/1/2027	2,000,000	2,147,451
Series A, 5.00%, 6/1/2028	1,110,000	1,214,915
Series A, 5.00%, 8/1/2028	1,200,000	1,318,294
Series A, 5.00%, 3/15/2029	8,370,000	9,315,340
Series A, 5.00%, 6/1/2029	1,500,000	1,676,736
Series C, 5.00%, 3/1/2026	11,540,000	11,946,164
		131,967,245
MASSACHUSETTS — 2.6%
City of Boston, General Obligation, MA Series A, 5.00%, 11/1/2027	5,000,000	5,439,096
Commonwealth of Massachusetts, General Obligation, MA:
Series A, 5.00%, 1/1/2026	1,050,000	1,082,503
Series A, 5.00%, 3/1/2028	4,345,000	4,727,923
Series A, 5.00%, 5/1/2028	2,000,000	2,184,414
Series A, 5.00%, 3/1/2029	13,000,000	14,457,599
Series B, 5.00%, 5/1/2026	1,320,000	1,373,319
Series B, 5.00%, 5/1/2027	1,595,000	1,701,933
Series B, 5.00%, 10/1/2027	7,835,000	8,444,919
Series B, 5.00%, 5/1/2028	2,450,000	2,675,907
Series B, 5.00%, 5/1/2029	1,450,000	1,618,205
Series D, 5.00%, 11/1/2028	5,000,000	5,521,432
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA:
4.00%, 5/1/2025	5,000,000	5,032,699
Series B-1, 5.00%, 7/1/2025	2,500,000	2,542,737
Massachusetts Clean Water Trust Revenue, MA:
5.00%, 2/1/2025	3,500,000	3,523,331
5.00%, 2/1/2026	3,530,000	3,650,742
5.00%, 2/1/2027	1,000,000	1,063,036
5.00%, 2/1/2028	3,875,000	4,222,303
5.00%, 2/1/2029	2,300,000	2,564,010
Massachusetts Development Finance Agency Revenue, MA:
Series A, 5.00%, 10/15/2025	5,900,000	6,052,449
Series A, 5.00%, 10/15/2027	1,670,000	1,808,714
Series FF, 5.00%, 10/1/2027	2,145,000	2,311,924
Series FF, 5.00%, 10/1/2028	1,000,000	1,102,281
Security Description	Principal Amount	Value
Massachusetts School Building Authority Revenue, MA Series A, 5.00%, 2/15/2049	$5,000,000	$5,170,844
Massachusetts State College Building Authority Revenue, MA Series A, 5.00%, 11/1/2029	1,400,000	1,577,861
Massachusetts Water Resources Authority Revenue, MA:
Series B, 5.00%, 8/1/2025	175,000	178,235
Series C, 5.00%, 8/1/2027	5,500,000	5,911,418
		95,939,834
MICHIGAN — 0.9%
Birmingham City School District, General Obligation, MI:
5.00%, 5/1/2027	1,675,000	1,780,456
5.00%, 5/1/2028	1,250,000	1,358,637
Great Lakes Water Authority Sewage Disposal System Revenue, MI Series A, 5.00%, 7/1/2026	1,500,000	1,562,358
Great Lakes Water Authority Water Supply System Revenue, MI Series A, 5.00%, 7/1/2026	2,500,000	2,603,930
Michigan State Building Authority Revenue, MI:
Series I, 5.00%, 4/15/2026	1,000,000	1,037,128
Series II, 5.00%, 10/15/2025	3,000,000	3,069,905
Series II, 5.00%, 10/15/2026	5,000,000	5,248,980
Series II, 5.00%, 10/15/2027	3,500,000	3,758,977
Series II, 5.00%, 10/15/2028	2,800,000	3,071,234
Michigan State University Revenue, MI:
Series A, 5.00%, 2/15/2028	2,400,000	2,600,643
Series A, 5.00%, 8/15/2028	1,000,000	1,095,282
State of Michigan Trunk Line Revenue, MI:
5.00%, 11/15/2026	3,000,000	3,164,151
5.00%, 11/15/2028	3,500,000	3,861,322
		34,213,003
MINNESOTA — 2.3%
City of Minneapolis, General Obligation, MN 3.00%, 12/1/2025	6,740,000	6,756,854
Osseo Independent School District No. 279, General Obligation, MN Series A, School District Credit Enhancement Program, 5.00%, 2/1/2028	6,830,000	7,398,850
State of Minnesota Revenue, MN Series A, 5.00%, 3/1/2028	5,150,000	5,592,702
State of Minnesota, General Obligation, MN:
Series A, 5.00%, 8/1/2028	12,365,000	13,573,882

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2029	$10,000,000	$11,211,264
Series B, 5.00%, 9/1/2026	2,000,000	2,098,686
Series D, 5.00%, 8/1/2026	6,410,000	6,710,302
Series D, 5.00%, 8/1/2027	11,110,000	11,922,409
Series E, 5.00%, 8/1/2026	5,000,000	5,234,245
Stillwater Independent School District No. 834, General Obligation, MN:
Series A, School District Credit Enhancement Program, 5.00%, 2/1/2028	3,000,000	3,250,864
Series A, School District Credit Enhancement Program, 5.00%, 2/1/2029	8,745,000	9,669,111
		83,419,169
MISSISSIPPI — 0.0% (b)
Mississippi Development Bank Revenue, MS Series A, 5.00%, 1/1/2029 (a)	1,000,000	1,098,575
MISSOURI — 0.9%
Curators of the University of Missouri Revenue, MO 5.00%, 11/1/2028	2,000,000	2,206,826
Jackson County School District No. R-IV Blue Springs, General Obligation, MO:
4.00%, 3/1/2028	6,635,000	6,979,436
5.00%, 3/1/2029	1,500,000	1,660,522
Missouri Highway & Transportation Commission Revenue, MO:
Series A, 5.00%, 5/1/2025	10,000,000	10,119,558
Series A, 5.00%, 5/1/2026	10,000,000	10,396,001
		31,362,343
NEBRASKA — 0.1%
Omaha Public Power District Revenue, NE:
Series B, 5.00%, 2/1/2026	1,500,000	1,549,281
Series B, 5.00%, 2/1/2027	3,000,000	3,178,471
		4,727,752
NEVADA — 1.0%
County of Clark Department of Aviation Revenue, NV:
Series A, 5.00%, 7/1/2026	3,750,000	3,906,262
Series A, 5.00%, 7/1/2028	5,000,000	5,471,421
Series A, 5.00%, 7/1/2029	5,000,000	5,558,256
County of Clark Revenue, NV:
5.00%, 7/1/2026	4,490,000	4,682,229
5.00%, 7/1/2028	5,000,000	5,453,220
Las Vegas Valley Water District, General Obligation, NV:
Series B, 5.00%, 6/1/2025	1,010,000	1,023,801
Series C, 5.00%, 6/1/2026	10,000,000	10,414,731
		36,509,920
Security Description	Principal Amount	Value
NEW HAMPSHIRE — 0.2%
New Hampshire Health & Education Facilities Authority Act Revenue, NH:
Series C-REMK 8/1/24, 3.30%, 6/1/2038 (c)	$5,000,000	$5,057,979
Build America Mutual Assurance Corp., 5.00%, 7/1/2027 (d)	2,370,000	2,529,219
		7,587,198
NEW JERSEY — 0.8%
Cherry Hill Township School District, General Obligation, NJ 3.00%, 8/1/2027	4,500,000	4,547,585
New Jersey Educational Facilities Authority Revenue, NJ:
Series A, 5.00%, 3/1/2027	12,500,000	13,299,016
Series C, 5.00%, 3/1/2028	4,000,000	4,360,604
Series C, 5.00%, 3/1/2029	4,500,000	5,024,405
New Jersey Turnpike Authority Revenue, NJ Series D, 5.00%, 1/1/2028	1,000,000	1,033,035
		28,264,645
NEW MEXICO — 0.9%
New Mexico Finance Authority Revenue, NM:
Series A, 5.00%, 6/15/2026	5,215,000	5,435,373
Series A, 5.00%, 6/15/2027	5,000,000	5,344,327
State of New Mexico Severance Tax Permanent Fund Revenue, NM:
Series A, 5.00%, 7/1/2027	11,935,000	12,763,753
Series B, 5.00%, 7/1/2029	5,000,000	5,575,623
State of New Mexico, General Obligation, NM 5.50%, 3/1/2028	5,000,000	5,513,849
		34,632,925
NEW YORK — 17.9%
Battery Park City Authority Revenue, NY:
Series B, 5.00%, 11/1/2027	8,145,000	8,825,813
Series B, 5.00%, 11/1/2028	4,000,000	4,436,750
City of New York, General Obligation, NY:
Series 1, 5.00%, 8/1/2028	2,400,000	2,625,888
Series A, 5.00%, 8/1/2025	13,500,000	13,738,931
Series A, 5.00%, 8/1/2026	11,500,000	12,024,204
Series A, 5.00%, 8/1/2027	3,725,000	3,988,436
Series A, 5.00%, 8/1/2029	7,500,000	8,366,735
Series A-1, 5.00%, 9/1/2027	7,000,000	7,509,657
Series A-1, 5.00%, 8/1/2028	1,065,000	1,165,238
Series B-1, 5.00%, 10/1/2028	1,305,000	1,432,889
Series B-3, 5.00%, 9/1/2027	12,000,000	12,873,698
Series C, 5.00%, 3/1/2026	5,000,000	5,169,683
Series C, 5.00%, 8/1/2026	6,860,000	7,172,699

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 8/1/2027	$30,305,000	$32,448,200
Series C, 5.00%, 3/1/2028	2,510,000	2,721,915
Series C, 5.00%, 3/1/2029	5,000,000	5,532,275
Series C-1, 5.00%, 8/1/2026	3,065,000	3,204,712
Series E, 5.00%, 8/1/2026	5,000,000	5,227,915
Series E, 5.00%, 8/1/2028	7,340,000	8,030,842
Series F-1, 5.00%, 8/1/2027	3,740,000	4,004,497
Series F-1, 5.00%, 8/1/2028	1,600,000	1,750,592
County of Westchester, General Obligation, NY:
Series A, 5.00%, 10/15/2025	5,700,000	5,849,320
Series A, 5.00%, 10/15/2026	3,000,000	3,167,738
Empire State Development Corp. Revenue, NY:
Series A, 5.00%, 3/15/2026	5,000,000	5,186,607
Series B, 5.00%, 3/15/2029	6,205,000	6,892,215
Metropolitan Transportation Authority, Special Tax Revenue, NY Series A, 5.00%, 11/15/2029	700,000	787,412
Monroe County Industrial Development Corp. Revenue, NY Series A, 5.00%, 7/1/2025	1,000,000	1,017,129
New York City Municipal Water Finance Authority Revenue, NY:
Series AA-2-SUBORDINATE, 5.00%, 6/15/2028	500,000	528,135
Series BB, 5.00%, 6/15/2028	9,385,000	10,288,298
Series BB, 5.00%, 6/15/2029	7,000,000	7,841,319
Series CC-2, 5.00%, 6/15/2025	8,905,000	9,046,640
Series CC-2, 5.00%, 6/15/2026	2,000,000	2,009,534
Series CC-2, 5.00%, 6/15/2027	1,750,000	1,797,207
Series DD, 5.00%, 6/15/2026	25,000,000	26,103,460
New York City Transitional Finance Authority Building Aid Revenue, NY:
Series S1A, State Aid Withholding, 5.00%, 7/15/2026	1,300,000	1,360,604
Series S1A, State Aid Withholding, 5.00%, 7/15/2027	1,000,000	1,071,759
New York City Transitional Finance Authority Future Tax Secured Revenue, NY:
Series 1-REMK, 5.00%, 11/1/2027	17,235,000	18,552,667
Series A-, 5.00%, 5/1/2027	4,370,000	4,650,395
Series A-1, 5.00%, 11/1/2026	9,075,000	9,550,499
Series A-1, 5.00%, 11/1/2028	5,000,000	5,490,498
Series B-1, 5.00%, 11/1/2025	1,095,000	1,123,720
Series B-1, 5.00%, 11/1/2028	8,020,000	8,806,760
Security Description	Principal Amount	Value
Series C, 5.00%, 2/1/2028	$1,140,000	$1,232,362
Series C-1, 5.00%, 11/1/2027	2,895,000	3,116,331
Series D-1, 5.00%, 11/1/2026	2,490,000	2,620,468
Series D-S, 5.00%, 11/1/2026	3,375,000	3,551,839
Series E-1, 5.00%, 11/1/2027	8,050,000	8,665,447
Series E-1, 5.00%, 11/1/2028	2,725,000	2,992,322
Series F-1, 5.00%, 2/1/2025	1,015,000	1,021,426
Series F-1, 5.00%, 11/1/2025	9,500,000	9,749,169
New York City Transitional Finance Authority Revenue, NY:
Series A, 5.00%, 11/1/2025	6,295,000	6,458,938
Series A-1, 5.00%, 11/1/2025	1,000,000	1,026,228
Series A-1, 5.00%, 11/1/2026	11,750,000	12,365,660
Series B, 5.00%, 5/1/2027	2,570,000	2,734,900
Series B, 5.00%, 5/1/2028	4,000,000	4,347,109
Series C-S, 5.00%, 5/1/2029 (a)	9,335,000	10,348,821
Series D-1, 5.00%, 11/1/2028	3,820,000	4,194,741
Series D-1, 5.00%, 11/1/2029	6,000,000	6,713,368
Series G-1, 5.00%, 5/1/2026	8,750,000	9,100,664
Series G-1, 5.00%, 5/1/2029	8,290,000	9,190,330
New York State Dormitory Authority Revenue, NY:
Series A, 5.00%, 9/15/2025	5,000,000	5,116,460
Series A, Assured Guaranty Municipal Corp., 5.00%, 10/1/2025 (d)	5,220,000	5,340,325
Series A, 5.00%, 3/15/2026	1,300,000	1,348,518
Series A, 5.00%, 7/1/2026	2,635,000	2,755,679
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2026 (d)	2,500,000	2,627,152
Series A, 5.00%, 3/15/2027	6,465,000	6,876,794
Series A, Build America Mutual Assurance Corp., 5.00%, 10/1/2027 (d)	3,600,000	3,874,700
Series A, 5.00%, 3/15/2028	7,365,000	8,002,987
Series A, 5.00%, 7/1/2028	3,000,000	3,232,003
Series A, Assured Guaranty Municipal Corp., State Aid Withholding, 5.00%, 10/1/2028 (d)	16,440,000	18,075,390
Series A, 5.00%, 3/15/2029	6,000,000	6,653,786
Series A-1, 5.00%, 3/15/2028	7,725,000	8,418,316
Series E, 5.00%, 3/15/2026	4,120,000	4,273,764
New York State Environmental Facilities Corp. Revenue, NY:
Series A, 5.00%, 6/15/2027	3,750,000	4,016,179
Series A, 5.00%, 6/15/2028	5,000,000	5,483,113
Series B, 5.00%, 6/15/2027	6,000,000	6,425,886
Series B, 5.00%, 5/15/2028	1,500,000	1,641,854
Series B, 5.00%, 6/15/2028	2,455,000	2,692,208
Series B, 5.00%, 5/15/2029	1,000,000	1,118,245

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
New York State Thruway Authority Revenue, NY:
Series A-BID GRP 1, 5.00%, 3/15/2026	$20,175,000	$20,927,957
Series A-BID GRP 1, 5.00%, 3/15/2027	15,955,000	16,991,764
Port Authority of New York & New Jersey Revenue, NY:
Series 230TH, 4.00%, 12/1/2027	3,750,000	3,939,756
Series 243, 5.00%, 12/1/2026	10,430,000	11,018,590
Series 243, 5.00%, 12/1/2028	6,820,000	7,541,417
State of New York, General Obligation, NY:
Series A, 5.00%, 3/15/2028	1,500,000	1,638,531
Series B, 5.00%, 3/15/2028	1,525,000	1,665,839
Triborough Bridge & Tunnel Authority Revenue, NY:
Series B, 4.00%, 5/15/2027	27,725,000	28,866,216
Series A, 5.00%, 11/15/2026	1,000,000	1,055,071
Series A, 5.00%, 11/15/2027	14,500,000	15,662,363
Series A, 5.00%, 11/15/2028	9,750,000	10,763,226
Series A-2, 5.00%, 11/15/2025	2,760,000	2,834,326
Series A-2, 5.00%, 11/15/2026	900,000	949,564
Series A-2, 5.00%, 11/15/2029	1,040,000	1,169,615
Series B, 5.00%, 5/15/2027	10,000,000	10,672,250
Series B, 5.00%, 11/15/2028	13,335,000	14,633,792
Series B-2, 5.00%, 11/15/2043 (c)	8,350,000	8,558,004
Series E-2B, 5.00%, 11/15/2027	2,800,000	3,008,738
Series F-REMK 10/27/21, 5.00%, 11/1/2026	2,425,000	2,556,116
Utility Debt Securitization Authority Revenue, NY:
Series 1, 5.00%, 6/15/2028	5,000,000	5,223,968
Series 1, 5.00%, 12/15/2028	3,970,000	4,211,566
		654,665,636
NORTH CAROLINA — 1.9%
City of Charlotte Airport Revenue, NC Series A, 5.00%, 7/1/2027	2,065,000	2,209,343
City of Charlotte Water & Sewer System Revenue, NC:
5.00%, 7/1/2026	1,680,000	1,756,319
5.00%, 7/1/2027	1,500,000	1,607,245
City of Charlotte, Certificate Participation, NC Series B, 5.00%, 6/1/2028	1,000,000	1,091,125
City of Charlotte, General Obligation, NC Series B, 5.00%, 7/1/2028	3,300,000	3,618,342
City of Raleigh Combined Enterprise System Revenue, NC:
5.00%, 9/1/2025	1,280,000	1,306,627
Security Description	Principal Amount	Value
5.00%, 9/1/2026	$2,070,000	$2,170,107
5.00%, 9/1/2027	1,300,000	1,397,825
5.00%, 9/1/2028	1,675,000	1,842,728
City of Raleigh Revenue, NC:
5.00%, 10/1/2025	5,000,000	5,116,196
5.00%, 10/1/2026	5,000,000	5,257,201
County of Alamance, General Obligation, NC 5.00%, 5/1/2028	3,000,000	3,273,892
County of Durham Revenue, NC:
Series A, 5.00%, 6/1/2027	525,000	560,981
Series A, 5.00%, 6/1/2028	1,255,000	1,371,671
County of Guilford, General Obligation, NC 5.00%, 3/1/2028	5,000,000	5,439,926
County of Mecklenburg, General Obligation, NC 5.00%, 9/1/2027	7,000,000	7,530,853
County of Wake Revenue, NC 5.00%, 5/1/2026	3,975,000	4,132,341
County of Wake, General Obligation, NC Series A, 5.00%, 5/1/2028	5,000,000	5,460,278
North Carolina Turnpike Authority Revenue, NC 5.00%, 1/1/2026	1,500,000	1,545,682
State of North Carolina Revenue, NC Series A, 5.00%, 5/1/2028	9,800,000	10,691,554
State of North Carolina, General Obligation, NC Series B, 5.00%, 6/1/2025	1,215,000	1,233,060
		68,613,296
NORTH DAKOTA — 0.2%
Cass County Joint Water Resource District Revenue, ND Series A, 3.45%, 4/1/2027	1,635,000	1,646,279
North Dakota Public Finance Authority Revenue, ND Series A, 5.00%, 10/1/2029	5,000,000	5,610,707
		7,256,986
OHIO — 2.0%
City of Akron Income Tax Revenue, OH 4.00%, 12/1/2025	3,285,000	3,326,483
City of Columbus, General Obligation, OH:
Series 1-REF, 5.00%, 2/15/2026	5,000,000	5,168,399
Series A, 5.00%, 8/15/2026	6,585,000	6,898,568
Series A, 5.00%, 4/1/2028	1,095,000	1,193,029
Series A, 5.00%, 8/15/2028	6,865,000	7,541,072
County of Cuyahoga Revenue, OH Series D, 5.00%, 12/1/2025	1,000,000	1,024,012

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ohio State University Revenue, OH:
Series A, 5.00%, 12/1/2025	$8,500,000	$8,748,203
Series A, 5.00%, 12/1/2028	1,000,000	1,104,933
Ohio Turnpike & Infrastructure Commission Revenue, OH Series A, 5.00%, 2/15/2027	1,000,000	1,058,085
Ohio Water Development Authority Revenue, OH 5.00%, 12/1/2025	670,000	689,138
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue, OH:
Series A, 5.00%, 6/1/2028	1,000,000	1,092,422
Series A, 5.00%, 12/1/2028	3,000,000	3,312,577
State of Ohio Revenue, OH:
Series 2022-1, 5.00%, 12/15/2027	1,000,000	1,080,109
Series 2022-1, 5.00%, 12/15/2028	1,000,000	1,103,088
Series 2024-1, 5.00%, 12/15/2025	3,250,000	3,345,483
Series A, 5.00%, 2/1/2029	3,000,000	3,316,609
State of Ohio, General Obligation, OH:
Series A, 5.00%, 9/1/2028	4,000,000	4,397,062
Series A, 5.00%, 3/15/2029	1,365,000	1,517,688
Series A, 5.00%, 9/1/2029	3,200,000	3,591,648
Series B, 5.00%, 8/1/2025	1,010,000	1,028,706
Series B, 5.00%, 3/1/2028	1,020,000	1,108,971
Series B, 5.00%, 9/15/2028	5,000,000	5,501,007
Series Y, 5.00%, 5/1/2025	750,000	759,054
Series Y, 5.00%, 5/1/2026	2,500,000	2,600,983
Series Y, 5.00%, 5/1/2027	750,000	799,764
Series Y, 5.00%, 5/1/2028	1,000,000	1,091,259
		72,398,352
OKLAHOMA — 0.7%
City of Tulsa, General Obligation, OK Series C, 3.00%, 10/1/2028 (a)	2,000,000	2,004,476
Oklahoma Capitol Improvement Authority Revenue, OK:
Series A, 5.00%, 7/1/2026	2,000,000	2,082,483
Series A, 5.00%, 7/1/2027	1,250,000	1,333,548
Series A, 5.00%, 7/1/2028	2,250,000	2,454,439
Oklahoma County Independent School District No. 89 Oklahoma City, General Obligation, OK Series A, 3.00%, 7/1/2027	8,500,000	8,562,520
Oklahoma Industries Authority Revenue, OK 5.00%, 4/1/2028	5,000,000	5,403,125
Security Description	Principal Amount	Value
Oklahoma Turnpike Authority Revenue, OK Series A, 5.00%, 1/1/2026	$2,750,000	$2,833,407
Oklahoma Water Resources Board Revenue, OK 5.00%, 4/1/2028	2,210,000	2,402,087
		27,076,085
OREGON — 1.1%
City of Portland Sewer System Revenue, OR Series A, 5.00%, 12/1/2028	14,615,000	16,137,770
City of Portland Water System Revenue, OR Series A, 5.00%, 5/1/2029	3,000,000	3,341,246
Multnomah County School District No. 1 Portland, General Obligation, OR School Bond Guaranty, 5.00%, 6/15/2027	6,955,000	7,440,687
Oregon State Lottery Revenue, OR Series C, 5.00%, 4/1/2026	4,550,000	4,716,117
State of Oregon Department of Transportation Revenue, OR 5.00%, 5/15/2029	750,000	834,924
State of Oregon, General Obligation, OR:
Series A, 5.00%, 5/1/2028	1,000,000	1,090,293
Series A, 5.00%, 5/1/2027	2,050,000	2,184,604
Series A, 5.00%, 5/1/2029	4,550,000	5,066,676
		40,812,317
PENNSYLVANIA — 1.8%
Commonwealth of Pennsylvania, General Obligation, PA:
5.00%, 10/1/2025	3,135,000	3,207,889
5.00%, 10/1/2026	2,000,000	2,101,721
5.00%, 10/1/2027	4,000,000	4,307,101
Series FIRST, 5.00%, 9/1/2026	19,265,000	20,186,037
Series FIRST, 5.00%, 9/1/2027	5,000,000	5,373,157
Series FIRST, 5.00%, 9/1/2028	6,000,000	6,588,758
Series FIRST, 5.00%, 9/1/2029	4,340,000	4,862,829
Pennsylvania Turnpike Commission Revenue, PA:
Series 1ST, 5.00%, 12/1/2028	1,650,000	1,813,908
Series A, 5.00%, 12/1/2027	1,000,000	1,077,001
Series A, 5.00%, 12/1/2028	1,100,000	1,209,272
Series A, 5.00%, 12/1/2029	1,660,000	1,859,244
Series B, 5.00%, 12/1/2029	1,715,000	1,920,846
Port Authority of Allegheny County Revenue, PA 5.00%, 3/1/2029	3,685,000	4,066,339

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA 5.00%, 2/15/2029	$6,815,000	$7,540,959
		66,115,061
SOUTH CAROLINA — 1.1%
Charleston Educational Excellence Finance Corp. Revenue, SC 5.00%, 12/1/2028	4,040,000	4,448,414
County of Charleston, General Obligation, SC Series A, 5.00%, 11/1/2027	2,895,000	3,126,789
County of Richland, General Obligation, SC:
Series A, State Aid Withholding, 5.00%, 3/1/2025	2,900,000	2,925,596
Series A, State Aid Withholding, 5.00%, 3/1/2027	1,000,000	1,062,863
Greenville County School District Revenue, SC 5.00%, 12/1/2028	4,250,000	4,679,643
Horry County School District, General Obligation, SC 5.00%, 3/1/2026	5,000,000	5,179,449
Richland County School District No. 2, General Obligation, SC Series A, 5.00%, 3/1/2027	10,000,000	10,626,201
South Carolina Transportation Infrastructure Bank Revenue, SC:
Series B, 5.00%, 10/1/2027	5,000,000	5,379,691
Series B, 5.00%, 10/1/2029	1,060,000	1,186,595
		38,615,241
TENNESSEE — 0.7%
City of Memphis Electric System Revenue, TN 5.00%, 12/1/2029	1,250,000	1,402,746
Metropolitan Government of Nashville & Davidson County Electric Revenue, TN:
Series B, 5.00%, 5/15/2028	3,000,000	3,273,640
Series B, 5.00%, 5/15/2029	2,250,000	2,503,292
Metropolitan Government of Nashville & Davidson County, General Obligation, TN Series B, 4.00%, 1/1/2028	8,000,000	8,396,048
State of Tennessee, General Obligation, TN Series A, 5.00%, 5/1/2028	10,000,000	10,922,071
		26,497,797
Security Description	Principal Amount	Value
TEXAS — 10.4%
Alamo Community College District, General Obligation, TX 5.00%, 2/15/2028	$4,890,000	$5,299,630
Alvin Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (d)	750,000	827,837
Arlington Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2028 (d)	2,015,000	2,181,752
Austin Independent School District, General Obligation, TX:
5.00%, 8/1/2027	1,000,000	1,072,176
5.00%, 8/1/2028	1,000,000	1,094,566
Permanent School Fund, 5.00%, 8/1/2028 (d)	3,300,000	3,609,532
Bexar County Hospital District, General Obligation, TX 5.00%, 2/15/2027	1,080,000	1,141,451
Board of Regents of the University of Texas System Revenue, TX:
Series A, 5.00%, 8/15/2026	5,000,000	5,231,116
Series A, 5.00%, 8/15/2027	5,000,000	5,358,039
Series A, 5.00%, 8/15/2028	5,000,000	5,476,408
Brazosport Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2025 (d)	2,000,000	2,014,683
City of Austin Water & Wastewater System Revenue, TX 5.00%, 11/15/2026	3,200,000	3,372,593
City of Austin, General Obligation, TX:
5.00%, 9/1/2026	1,500,000	1,572,279
5.00%, 9/1/2028	3,000,000	3,283,659
City of Corpus Christi Utility System Revenue, TX 5.00%, 7/15/2027	2,055,000	2,195,378
City of Dallas, General Obligation, TX:
Series A, 5.00%, 2/15/2028	11,565,000	12,490,870
Series B, 5.00%, 2/15/2028	10,000,000	10,800,579
Series B, 5.00%, 2/15/2029	5,000,000	5,503,656
City of Denton, General Obligation, TX 5.00%, 2/15/2026	9,345,000	9,648,314
City of Fort Worth Water & Sewer System Revenue, TX Series A, 5.00%, 2/15/2028	4,905,000	5,309,607
City of Fort Worth, General Obligation, TX 5.00%, 3/1/2028	5,130,000	5,551,120

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
City of Houston Combined Utility System Revenue, TX:
Series A, 5.00%, 11/15/2025	$2,500,000	$2,566,197
Series A, 5.00%, 11/15/2026	2,000,000	2,105,744
Series C, 5.00%, 11/15/2026	1,115,000	1,173,952
City of Houston, General Obligation, TX:
Series A, 5.00%, 3/1/2025	850,000	857,364
Series A, 5.00%, 3/1/2026	1,000,000	1,034,343
Series A, 5.00%, 3/1/2028	1,045,000	1,130,784
Series B, 5.00%, 3/1/2026	1,435,000	1,484,282
City of San Antonio Electric & Gas Systems Revenue, TX:
4.00%, 2/1/2026	1,040,000	1,060,492
5.00%, 2/1/2027	3,650,000	3,855,293
5.00%, 2/1/2028	1,500,000	1,619,872
Series A, 5.00%, 2/1/2026	1,000,000	1,032,732
Series A, 5.00%, 2/1/2029	1,000,000	1,100,865
Series B, 5.00%, 2/1/2026	1,000,000	1,032,732
Series B, 5.00%, 2/1/2027	1,000,000	1,057,645
Series C, 5.00%, 2/1/2029	1,390,000	1,530,202
Series D, 5.00%, 2/1/2029	2,100,000	2,311,817
City of San Antonio, General Obligation, TX:
5.00%, 2/1/2026	2,200,000	2,267,321
5.00%, 2/1/2028	1,000,000	1,081,512
5.00%, 2/1/2029	1,125,000	1,242,265
City of Waco, General Obligation, TX 5.00%, 2/1/2026	2,000,000	2,061,733
Collin County Community College District, General Obligation, TX Series A, 5.00%, 8/15/2026	4,840,000	5,058,762
Conroe Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2028 (d)	1,430,000	1,547,857
County of Collin, General Obligation, TX:
5.00%, 2/15/2028	1,450,000	1,570,485
5.00%, 2/15/2029	1,000,000	1,105,968
County of Harris Toll Road Revenue, TX:
5.00%, 8/15/2028	2,680,000	2,935,049
Series A, 5.00%, 8/15/2026	3,335,000	3,492,613
Series A, 5.00%, 8/15/2027	2,225,000	2,384,099
Series A, 5.00%, 8/15/2028	9,100,000	9,966,024
County of Harris, General Obligation, TX:
Series A, 5.00%, 9/15/2025	4,000,000	4,084,764
Series A, 5.00%, 10/1/2025	1,000,000	1,021,952
Series A, 5.00%, 9/15/2026	1,750,000	1,837,387
Series A, 5.00%, 9/15/2029	2,000,000	2,236,607
County of Williamson, General Obligation, TX 5.00%, 2/15/2029	16,295,000	18,036,023
Security Description	Principal Amount	Value
Cypress-Fairbanks Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2028 (d)	$8,855,000	$9,581,820
Dallas College, General Obligation, TX:
5.00%, 2/15/2027	3,030,000	3,202,405
5.00%, 2/15/2028	2,500,000	2,696,781
Dallas Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 4.00%, 2/15/2026 (d)	14,660,000	14,949,460
Permanent School Fund, 5.00%, 2/15/2028 (d)	2,075,000	2,248,119
Permanent School Fund, 5.00%, 2/15/2029 (d)	1,700,000	1,879,402
Del Valle Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 6/15/2027 (d)	2,500,000	2,668,927
Denton Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2027 (d)	2,250,000	2,410,097
Dripping Springs Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 2/15/2028 (d)	1,250,000	1,353,866
Permanent School Fund, 5.00%, 2/15/2029 (d)	1,250,000	1,380,820
Ector County Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 8/15/2026 (d)	3,250,000	3,398,721
Series A, Permanent School Fund, 5.00%, 8/15/2027 (d)	2,135,000	2,285,686
Fort Bend Independent School District, General Obligation, TX:
Series B, Permanent School Fund, 0.72%, 8/1/2051 (c) (d)	2,470,000	2,333,890
Series B, Permanent School Fund, 4.00%, 8/1/2054 (c) (d)	6,665,000	6,869,126
Series A, Permanent School Fund, 5.00%, 8/15/2027 (d)	2,100,000	2,248,215
Fort Worth Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (d)	1,400,000	1,546,519

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Frisco Independent School District, General Obligation, TX Permanent School Fund, 3.00%, 2/15/2026 (d)	$1,500,000	$1,505,084
Garland Independent School District, General Obligation, TX:
Series A, Permanent School Fund, 5.00%, 2/15/2028 (d)	2,100,000	2,274,495
Series A, Permanent School Fund, 5.00%, 2/15/2029 (d)	3,000,000	3,313,969
Grand Parkway Transportation Corp. Revenue, TX 5.00%, 10/1/2052 (c)	1,000,000	1,071,611
Hays Consolidated Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2028 (d)	1,255,000	1,358,858
Hurst-Euless-Bedford Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2029 (d)	2,550,000	2,844,566
Irving Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2027 (d)	1,615,000	1,711,110
Katy Independent School District, General Obligation, TX:
Series B, Permanent School Fund, 5.00%, 2/15/2025 (d)	1,260,000	1,269,485
Series B, Permanent School Fund, 5.00%, 2/15/2026 (d)	1,445,000	1,494,876
Lewisville Independent School District, General Obligation, TX:
Permanent School Fund, 5.00%, 8/15/2025 (d)	2,500,000	2,548,963
Permanent School Fund, 5.00%, 8/15/2029 (d)	5,000,000	5,580,014
North Texas Tollway Authority Revenue, TX:
Series A, 5.00%, 1/1/2026	9,510,000	9,796,033
Series A, 5.00%, 1/1/2027	4,460,000	4,706,911
Series A, 5.00%, 1/1/2028	1,230,000	1,325,956
Series A, 5.00%, 1/1/2029	1,335,000	1,468,407
Series A, 5.00%, 1/1/2029 (a)	2,000,000	2,198,994
Permanent University Fund - Texas A&M University System Revenue, TX:
5.00%, 7/1/2027	8,000,000	8,559,498
5.00%, 7/1/2028	3,540,000	3,869,881
Permanent University Fund - University of Texas System Revenue, TX:
Series A, 5.00%, 7/1/2028	3,500,000	3,823,521
Series A, 5.00%, 7/1/2029	2,500,000	2,787,570
Security Description	Principal Amount	Value
Pflugerville Independent School District, General Obligation, TX Series A, 5.00%, 2/15/2026	$1,500,000	$1,549,097
Plano Independent School District, General Obligation, TX 5.00%, 2/15/2028	2,350,000	2,540,511
Port Authority of Houston of Harris County Texas Revenue, TX 5.00%, 10/1/2028	2,350,000	2,571,251
Port Authority of Houston of Harris County Texas, General Obligation, TX:
Series A-2, 5.00%, 10/1/2025	2,000,000	2,046,497
Series A-2, 5.00%, 10/1/2026	2,900,000	3,045,741
Series A-2, 5.00%, 10/1/2027	3,155,000	3,386,686
Richardson Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2026 (d)	1,400,000	1,445,632
Round Rock Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 8/1/2025 (d)	3,480,000	3,541,843
San Antonio Water System Revenue, TX Series A, 5.00%, 5/15/2029	5,000,000	5,546,451
Spring Branch Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/1/2026 (d)	3,000,000	3,093,798
State of Texas, General Obligation, TX 5.00%, 10/1/2028 (a)	7,500,000	8,245,125
Tarrant County College District, General Obligation, TX 5.00%, 8/15/2027	3,250,000	3,478,447
Tarrant Regional Water District Water Supply System Revenue, TX:
5.00%, 3/1/2028	1,500,000	1,626,319
5.00%, 3/1/2029	1,000,000	1,106,177
Texas A&M University Revenue, TX:
5.00%, 5/15/2027	2,020,000	2,155,808
5.00%, 5/15/2028	1,540,000	1,679,455
Texas State University System Revenue, TX:
Series A, 5.00%, 3/15/2028	1,500,000	1,625,253
Series A, 5.00%, 3/15/2029	1,855,000	2,033,284
Texas Tech University System Revenue, TX Series A, 5.00%, 2/15/2029	1,500,000	1,656,678
Texas Transportation Commission, General Obligation, TX 5.00%, 4/1/2027	5,000,000	5,313,666

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Texas Water Development Board Revenue, TX:
5.00%, 8/1/2027	$1,050,000	$1,125,552
Series A, 5.00%, 10/15/2028 (a)	3,750,000	4,120,658
Series A, 5.00%, 10/15/2029 (a)	7,285,000	8,166,258
University of Houston Revenue, TX Series A, 5.00%, 2/15/2028	2,870,000	3,094,461
Wylie Independent School District/Collin County, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2028 (d)	1,000,000	1,094,310
		379,772,596
UTAH — 0.7%
Intermountain Power Agency Revenue, UT:
Series A, 5.00%, 7/1/2027	6,095,000	6,521,595
Series A, 5.00%, 7/1/2028	3,750,000	4,104,011
Nebo School District, General Obligation, UT School Bond Guaranty, 5.00%, 7/1/2027	5,000,000	5,342,451
State of Utah, General Obligation, UT:
5.00%, 7/1/2026	2,000,000	2,088,787
Series B, 5.00%, 7/1/2025	8,315,000	8,453,404
		26,510,248
VIRGINIA — 2.4%
Commonwealth of Virginia, General Obligation, VA Series B, 5.00%, 6/1/2027	3,000,000	3,207,928
County of Fairfax, General Obligation, VA:
Series A, State Aid Withholding, 4.00%, 10/1/2025	6,045,000	6,128,000
Series A, State Aid Withholding, 4.00%, 10/1/2026	8,090,000	8,340,987
County of Loudoun, General Obligation, VA:
Series A, State Aid Withholding, 5.00%, 12/1/2026	9,295,000	9,814,604
Series A, State Aid Withholding, 5.00%, 12/1/2027	5,000,000	5,407,236
Hampton Roads Sanitation District Revenue, VA Series A, 5.00%, 11/1/2025	4,500,000	4,616,511
Security Description	Principal Amount	Value
Hampton Roads Transportation Accountability Commission Revenue, VA Series A, 5.00%, 7/1/2027	$5,265,000	$5,622,381
Virginia College Building Authority Revenue, VA:
Series A, 5.00%, 2/1/2026	1,000,000	1,032,795
Series A, 5.00%, 2/1/2027	10,000,000	10,598,338
Series B, 5.00%, 2/1/2029	6,580,000	7,278,806
Virginia Commonwealth Transportation Board Revenue, VA:
5.00%, 5/15/2026	5,000,000	5,201,927
5.00%, 5/15/2028	7,000,000	7,635,414
Virginia Public Building Authority Revenue, VA Series A, 5.00%, 8/1/2027	11,880,000	12,744,590
		87,629,517
WASHINGTON — 4.7%
Central Puget Sound Regional Transit Authority Revenue, WA Series S-1, 5.00%, 11/1/2027	1,600,000	1,725,403
City of Seattle Drainage & Wastewater Revenue, WA 5.00%, 9/1/2026	8,000,000	8,396,253
City of Seattle, General Obligation, WA:
Series A, 5.00%, 12/1/2025	5,035,000	5,171,172
Series A, 5.00%, 11/1/2028	1,595,000	1,761,406
County of King Sewer Revenue, WA:
Series A, 5.00%, 1/1/2026	1,750,000	1,804,387
Series A, 5.00%, 1/1/2027	1,000,000	1,057,289
Series A, 5.00%, 1/1/2028	3,250,000	3,512,554
Energy Northwest Revenue, WA:
Series A, 5.00%, 7/1/2026	4,000,000	4,176,171
Series B, 5.00%, 7/1/2026	7,275,000	7,595,411
Series B, 5.00%, 7/1/2028	5,000,000	5,462,608
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Revenue, WA:
Series A, 5.00%, 1/1/2028	1,000,000	1,080,649
Series B, 5.00%, 1/1/2027	2,000,000	2,113,477
Series B, 5.00%, 1/1/2029	1,750,000	1,931,648
King County School District No. 412 Shoreline, General Obligation, WA Series A, School Bond Guaranty, 4.00%, 12/1/2026	3,645,000	3,768,816
North Thurston Public Schools, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2028 (a)	1,415,000	1,560,459
Port of Seattle Revenue, WA Series A, 5.00%, 3/1/2029	1,485,000	1,638,089

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Port of Seattle, General Obligation, WA Series A, 5.00%, 6/1/2029	$1,000,000	$1,113,287
Snohomish County School District No. 6 Mukilteo, General Obligation, WA School Bond Guaranty, 5.00%, 12/1/2026	9,000,000	9,485,942
State of Washington, General Obligation, WA:
Series R-2022C, 4.00%, 7/1/2027	1,375,000	1,432,809
Series R-2022D GROUP 1, 4.00%, 7/1/2026	3,500,000	3,602,457
Series R-2025A, 4.00%, 7/1/2026	10,000,000	10,292,733
Series A, 5.00%, 8/1/2028	3,555,000	3,899,819
Series B, 5.00%, 2/1/2025	3,270,000	3,289,280
Series B, 5.00%, 2/1/2026	13,930,000	14,404,606
Series B, 5.00%, 2/1/2027	3,500,000	3,710,857
Series B, 5.00%, 2/1/2028	4,000,000	4,339,841
Series C, 5.00%, 2/1/2028	9,000,000	9,764,642
Series R-2024A, 5.00%, 2/1/2026	7,575,000	7,833,086
Series R-2024B, 5.00%, 6/1/2026	3,000,000	3,131,450
Series R-2024B, 5.00%, 6/1/2028	9,755,000	10,662,254
Series R-2024C, 5.00%, 8/1/2028	14,500,000	15,906,436
Series R-2025A, 5.00%, 7/1/2028	5,000,000	5,474,991
University of Washington Revenue, WA:
Series A, 5.00%, 4/1/2028	3,000,000	3,256,744
Series A, 5.00%, 4/1/2029	7,275,000	8,055,426
		172,412,452
WEST VIRGINIA — 0.1%
State of West Virginia, General Obligation, WV Series A, 5.00%, 12/1/2024	5,430,000	5,445,101
WISCONSIN — 1.8%
City of Madison, General Obligation, WI Series B, 5.00%, 10/1/2029	7,745,000	8,691,607
County of Dane, General Obligation, WI Series A, 4.00%, 6/1/2027	8,325,000	8,669,879
Public Finance Authority Revenue, WI:
Series 1, VRN, 4.00%, 8/1/2059 (c)	3,500,000	3,497,342
Series 2024-2, VRN, 4.00%, 8/1/2059 (c)	2,500,000	2,497,740
Security Description	Principal Amount	Value
State of Wisconsin, General Obligation, WI:
Series 1, 5.00%, 5/1/2027	$10,000,000	$10,660,647
Series 1, 5.00%, 5/1/2028	1,095,000	1,194,888
Series 2021-2, 5.00%, 5/1/2026	2,250,000	2,339,814
Series 2024-2, 5.00%, 5/1/2026	1,000,000	1,039,917
Series 2024-2, 5.00%, 5/1/2029	2,500,000	2,786,857
Series B, 5.00%, 5/1/2026	5,900,000	6,135,512
Series B, 5.00%, 5/1/2027	6,070,000	6,471,013
Series B, 5.00%, 5/1/2028	5,565,000	6,072,648
Wisconsin Department of Transportation Revenue, WI Series 1, 5.00%, 7/1/2028	4,485,000	4,908,667
		64,966,531
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,626,180,624)		3,649,158,537
	Shares
SHORT-TERM INVESTMENT — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (e) (f) (Cost $50,374,934)	50,374,934	50,374,934
TOTAL INVESTMENTS — 101.1% (Cost $3,676,555,558)		3,699,533,471
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(41,300,719)
NET ASSETS — 100.0%		$3,658,232,752
(a)	When-issued security.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	2.9%
Assured Guaranty Municipal Corp.	1.0%
Build America Assurance Company	0.3%
Build America Mutual Assurance Company	0.1%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2024.
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,649,158,537	$—	$3,649,158,537
Short-Term Investment	50,374,934	—	—	50,374,934
TOTAL INVESTMENTS	$50,374,934	$3,649,158,537	$—	$3,699,533,471

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	40,670,999	$40,670,999	$227,460,394	$217,756,459	$—	$—	50,374,934	$50,374,934	$299,954
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.1%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$200,000	$155,592
4.65%, 10/1/2028 (b)	172,000	173,849
4.75%, 3/30/2030	100,000	101,589
5.38%, 6/15/2033	380,000	388,387
Omnicom Group, Inc.:
2.45%, 4/30/2030	336,000	302,628
4.20%, 6/1/2030	275,000	272,957
5.30%, 11/1/2034 (b)	250,000	259,762
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	492,000	486,603
		2,141,367
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,284,000	1,237,160
2.25%, 6/15/2026 (b)	314,000	299,704
2.70%, 2/1/2027	593,000	562,247
2.75%, 2/1/2026	446,000	433,030
2.80%, 3/1/2027	200,000	189,638
2.95%, 2/1/2030	1,073,000	959,380
3.10%, 5/1/2026	38,000	36,805
3.20%, 3/1/2029	164,000	151,793
3.25%, 2/1/2028	429,000	406,580
3.25%, 2/1/2035	450,000	366,295
3.50%, 3/1/2039	200,000	152,282
3.55%, 3/1/2038	428,000	334,165
3.60%, 5/1/2034 (b)	425,000	362,780
3.63%, 2/1/2031	822,000	752,886
3.63%, 3/1/2048	825,000	570,240
3.75%, 2/1/2050 (b)	572,000	401,698
3.83%, 3/1/2059	377,000	255,139
3.85%, 11/1/2048	540,000	384,955
3.90%, 5/1/2049	327,000	237,052
3.95%, 8/1/2059	415,000	283,445
5.04%, 5/1/2027	531,000	532,620
5.15%, 5/1/2030	1,523,000	1,526,396
5.71%, 5/1/2040	577,000	563,504
5.81%, 5/1/2050	1,209,000	1,168,087
5.93%, 5/1/2060	1,399,000	1,342,746
6.26%, 5/1/2027 (c)	90,000	92,979
6.30%, 5/1/2029 (b) (c)	375,000	394,459
6.53%, 5/1/2034 (c)	340,000	364,772
6.86%, 5/1/2054 (c)	359,000	393,737
7.01%, 5/1/2064 (c)	200,000	220,378
General Dynamics Corp.:
2.13%, 8/15/2026 (b)	343,000	332,058
3.63%, 4/1/2030 (b)	246,000	240,443
3.75%, 5/15/2028 (b)	357,000	354,287
4.25%, 4/1/2040	560,000	524,076
4.25%, 4/1/2050	352,000	317,578
Security Description	Principal Amount	Value
Howmet Aerospace, Inc.:
4.85%, 10/15/2031	$200,000	$204,402
5.90%, 2/1/2027 (b)	234,000	242,677
5.95%, 2/1/2037 (b)	110,000	120,319
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	441,500	376,017
2.90%, 12/15/2029 (b)	620,000	577,784
3.85%, 12/15/2026	404,000	401,321
4.40%, 6/15/2028	524,000	526,098
5.35%, 6/1/2034	753,000	783,963
5.40%, 7/31/2033	500,000	521,970
5.50%, 8/15/2054	300,000	312,687
6.15%, 12/15/2040	168,000	185,531
Lockheed Martin Corp.:
2.80%, 6/15/2050	258,000	178,908
3.55%, 1/15/2026	302,000	299,925
3.80%, 3/1/2045	342,500	294,529
4.07%, 12/15/2042	338,000	306,586
4.09%, 9/15/2052	160,000	139,626
4.15%, 6/15/2053	521,000	458,876
4.45%, 5/15/2028 (b)	180,000	182,774
4.50%, 5/15/2036	300,000	299,499
4.70%, 5/15/2046	850,000	830,484
4.75%, 2/15/2034 (b)	500,000	512,580
4.95%, 10/15/2025	250,000	251,780
5.10%, 11/15/2027	125,000	129,371
5.20%, 2/15/2055 (b)	225,000	232,929
5.25%, 1/15/2033	301,000	320,267
5.70%, 11/15/2054 (b)	305,000	340,545
5.90%, 11/15/2063	230,000	265,848
Series B, 6.15%, 9/1/2036	400,000	459,152
Northrop Grumman Corp.:
3.20%, 2/1/2027	257,000	251,842
3.25%, 1/15/2028	803,000	780,355
3.85%, 4/15/2045	286,000	241,516
4.03%, 10/15/2047	379,000	326,050
4.40%, 5/1/2030	505,000	507,924
4.75%, 6/1/2043	484,000	466,494
4.90%, 6/1/2034	500,000	511,095
4.95%, 3/15/2053	288,000	281,759
5.20%, 6/1/2054 (b)	500,000	509,205
RTX Corp.:
1.90%, 9/1/2031 (b)	452,000	384,272
2.25%, 7/1/2030	889,000	798,091
2.38%, 3/15/2032	1,011,000	877,295
2.82%, 9/1/2051	461,000	308,372
3.03%, 3/15/2052	560,000	391,188
3.13%, 5/4/2027	418,000	407,843
3.13%, 7/1/2050	183,000	131,032
3.50%, 3/15/2027	447,000	440,313
3.75%, 11/1/2046	342,000	279,486
4.13%, 11/16/2028	139,000	138,576
4.15%, 5/15/2045	390,000	340,365
4.35%, 4/15/2047	446,000	396,030
4.45%, 11/16/2038	728,000	693,631

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 6/1/2042	$540,000	$502,756
4.63%, 11/16/2048	414,000	382,702
4.80%, 12/15/2043	850,000	809,336
5.15%, 2/27/2033	255,000	264,968
5.38%, 2/27/2053	175,000	179,902
5.40%, 5/1/2035 (b)	340,000	359,210
5.75%, 11/8/2026	160,000	165,010
6.10%, 3/15/2034	360,000	397,282
6.40%, 3/15/2054	550,000	649,033
7.50%, 9/15/2029	133,000	151,708
		39,826,483
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	679,000	579,201
3.40%, 5/6/2030	278,000	262,507
3.40%, 2/4/2041	395,000	307,788
3.70%, 2/4/2051	707,000	521,596
3.88%, 9/16/2046	529,000	412,832
4.00%, 2/4/2061 (b)	135,000	102,929
4.25%, 8/9/2042	242,000	207,849
4.40%, 2/14/2026	317,000	316,753
4.45%, 5/6/2050	276,000	231,213
4.50%, 5/2/2043	268,000	236,676
4.80%, 2/14/2029	107,000	108,295
5.38%, 1/31/2044 (b)	404,000	406,917
5.80%, 2/14/2039	173,000	181,828
5.95%, 2/14/2049 (b)	980,000	1,028,314
6.20%, 11/1/2028	480,000	511,210
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (b)	529,000	514,601
2.90%, 3/1/2032 (b)	227,000	205,535
4.02%, 4/16/2043	100,000	86,957
4.50%, 8/15/2033	130,000	130,585
4.54%, 3/26/2042	200,000	189,208
5.38%, 9/15/2035	200,000	213,410
5.94%, 10/1/2032	243,000	267,635
BAT Capital Corp.:
2.26%, 3/25/2028	199,000	185,056
2.73%, 3/25/2031 (b)	395,000	352,695
3.22%, 9/6/2026	257,000	251,539
3.46%, 9/6/2029	440,000	419,214
3.56%, 8/15/2027	1,191,000	1,166,644
3.98%, 9/25/2050	309,000	236,054
4.39%, 8/15/2037	907,000	824,953
4.54%, 8/15/2047	1,174,000	991,819
4.70%, 4/2/2027	225,000	226,942
4.76%, 9/6/2049	466,000	401,398
4.91%, 4/2/2030	295,000	299,298
5.65%, 3/16/2052	100,000	97,501
6.34%, 8/2/2030	370,000	400,588
6.42%, 8/2/2033	570,000	625,569
7.08%, 8/2/2043	100,000	114,564
7.08%, 8/2/2053	645,000	748,980
BAT International Finance PLC:
1.67%, 3/25/2026	210,000	201,762
Security Description	Principal Amount	Value
4.45%, 3/16/2028	$150,000	$150,051
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (b)	818,000	737,607
3.25%, 8/15/2026 (b)	172,000	169,300
4.10%, 1/7/2028 (b)	200,000	199,830
4.20%, 9/17/2029	200,000	199,426
4.65%, 9/17/2034 (b)	135,000	134,710
Philip Morris International, Inc.:
0.88%, 5/1/2026	268,000	254,772
1.75%, 11/1/2030	225,000	193,867
2.10%, 5/1/2030	250,000	223,155
2.75%, 2/25/2026	407,000	399,125
3.13%, 3/2/2028	113,300	109,476
3.38%, 8/15/2029 (b)	202,000	194,455
4.13%, 3/4/2043	285,000	249,207
4.25%, 11/10/2044	285,000	251,798
4.38%, 11/15/2041	245,000	223,117
4.88%, 2/13/2026	399,000	403,014
4.88%, 2/13/2029	775,000	794,530
4.88%, 11/15/2043	575,000	558,515
5.00%, 11/17/2025	400,000	403,024
5.13%, 11/17/2027	360,000	370,652
5.25%, 9/7/2028	700,000	725,221
5.25%, 2/13/2034	750,000	778,867
5.38%, 2/15/2033 (b)	1,058,000	1,106,181
5.63%, 11/17/2029	354,000	375,679
5.63%, 9/7/2033	463,000	492,933
5.75%, 11/17/2032	636,000	683,089
6.38%, 5/16/2038	256,000	292,416
Reynolds American, Inc.:
5.70%, 8/15/2035	225,000	234,128
5.85%, 8/15/2045	1,165,000	1,165,210
		26,641,770
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	357,101	311,153
Series 2019-1, Class AA, 3.15%, 8/15/2033	20,561	19,127
Series 2016-2, Class AA, 3.20%, 12/15/2029	266,016	252,191
Series 2017-2, Class AA, 3.35%, 4/15/2031	162,064	152,901
Series 2015-1, Class A, 3.38%, 11/1/2028	164,978	156,881
Series 2016-1, Class AA, 3.58%, 7/15/2029	48,219	46,527
Series 2014-1, Class A, 3.70%, 4/1/2028	126,281	121,871
Delta Air Lines, Inc. 4.38%, 4/19/2028 (b)	700,000	692,846
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	77,097	73,511

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Southwest Airlines Co.:
2.63%, 2/10/2030 (b)	$250,000	$226,353
3.00%, 11/15/2026	180,000	174,789
5.13%, 6/15/2027	663,000	674,390
Spirit Airlines Pass-Through Trust Series 2015-1A, Class A, 4.10%, 10/1/2029	195,690	182,324
United Airlines Pass-Through Trust:
Series 2016-2, Class AA, 2.88%, 4/7/2030	203,264	189,981
Series 2018-1, Class AA, 3.50%, 9/1/2031	290,661	274,451
Series 2014-2, Class A, 3.75%, 3/3/2028	89,840	87,832
Series 2014-1, Class A, 4.00%, 10/11/2027	107,269	105,295
Series 2019-1, Class AA, 4.15%, 2/25/2033	143,096	137,515
Series 2024-1, Class AA, 5.45%, 8/15/2038	520,000	541,445
Series 2023-1, Class A, 5.80%, 7/15/2037	410,616	431,414
Series 2020-1, Class A, 5.88%, 4/15/2029	221,799	226,495
		5,079,292
APPAREL — 0.0% (a)
NIKE, Inc.:
2.75%, 3/27/2027 (b)	500,000	487,230
2.85%, 3/27/2030 (b)	562,000	529,230
3.25%, 3/27/2040	338,000	283,589
3.38%, 3/27/2050	394,000	310,074
3.63%, 5/1/2043	411,000	351,002
3.88%, 11/1/2045 (b)	468,000	408,068
Ralph Lauren Corp. 2.95%, 6/15/2030 (b)	200,000	186,926
Tapestry, Inc.:
3.05%, 3/15/2032 (b)	240,000	205,229
4.13%, 7/15/2027 (b)	156,000	153,465
7.00%, 11/27/2026 (b)	175,000	181,205
7.35%, 11/27/2028 (b)	485,000	509,662
7.85%, 11/27/2033 (b)	743,000	804,023
		4,409,703
AUTO MANUFACTURERS — 0.6%
American Honda Finance Corp.:
Series MTN, 1.80%, 1/13/2031 (b)	180,000	154,400
Series MTN, 2.25%, 1/12/2029	218,000	201,541
Series MTN, 2.35%, 1/8/2027	297,000	285,738
Series GMTN, 3.50%, 2/15/2028 (b)	269,000	263,711
Security Description	Principal Amount	Value
Series GMTN, 4.40%, 10/5/2026	$200,000	$201,322
Series GMTN, 4.40%, 9/5/2029	200,000	200,822
4.60%, 4/17/2030 (b)	1,070,000	1,084,712
4.70%, 1/12/2028	315,000	320,705
4.90%, 3/13/2029 (b)	404,000	414,314
Series GMTN, 4.90%, 7/9/2027 (b)	70,000	71,515
Series GMTN, 4.90%, 1/10/2034 (b)	320,000	325,498
Series GMTN, 5.05%, 7/10/2031	250,000	257,400
Series GMTN, 5.13%, 7/7/2028	488,000	504,094
5.65%, 11/15/2028	500,000	528,335
Series GMTN, 5.85%, 10/4/2030 (b)	355,000	382,601
Cummins, Inc.:
1.50%, 9/1/2030 (b)	195,000	168,872
2.60%, 9/1/2050	1,087,000	706,898
5.15%, 2/20/2034 (b)	215,000	226,079
Ford Motor Co.:
3.25%, 2/12/2032	206,000	175,500
4.75%, 1/15/2043	346,000	286,713
6.10%, 8/19/2032	1,592,000	1,630,463
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	186,000	178,765
3.38%, 11/13/2025	600,000	588,444
4.00%, 11/13/2030	329,000	303,644
Series GMTN, 4.39%, 1/8/2026	200,000	198,330
4.95%, 5/28/2027	500,000	498,575
5.13%, 11/5/2026	200,000	200,888
5.30%, 9/6/2029	200,000	198,938
5.80%, 3/8/2029	750,000	762,862
6.05%, 3/5/2031 (b)	740,000	759,381
6.13%, 3/8/2034	1,480,000	1,498,145
6.80%, 11/7/2028	320,000	337,888
6.95%, 6/10/2026	3,612,000	3,717,940
7.12%, 11/7/2033	295,000	318,506
7.20%, 6/10/2030	1,950,000	2,100,871
7.35%, 11/4/2027	200,000	212,318
General Motors Co.:
4.20%, 10/1/2027	337,000	333,977
5.00%, 10/1/2028	382,400	387,042
5.00%, 4/1/2035 (b)	175,000	169,498
5.20%, 4/1/2045	490,000	446,150
5.40%, 10/15/2029	395,000	404,567
5.40%, 4/1/2048 (b)	438,000	403,915
5.60%, 10/15/2032 (b)	469,000	484,674
5.95%, 4/1/2049	1,174,000	1,162,906
6.13%, 10/1/2025	721,000	727,929
6.25%, 10/2/2043	432,000	443,025
6.60%, 4/1/2036	441,000	475,376
6.75%, 4/1/2046 (b)	651,000	705,424

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.80%, 10/1/2027	$477,000	$504,971
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	444,000	426,071
1.50%, 6/10/2026	223,000	212,191
2.35%, 2/26/2027	327,000	311,196
2.35%, 1/8/2031	518,000	442,688
2.40%, 4/10/2028	475,000	440,301
2.70%, 8/20/2027	145,000	138,031
2.70%, 6/10/2031	347,000	298,927
3.10%, 1/12/2032 (b)	238,000	207,964
3.60%, 6/21/2030	556,000	518,704
4.00%, 10/6/2026	187,000	185,461
4.35%, 1/17/2027	540,000	538,434
4.90%, 10/6/2029	250,000	250,138
5.00%, 4/9/2027	318,000	321,422
5.25%, 3/1/2026	417,000	419,919
5.35%, 7/15/2027	335,000	342,581
5.40%, 4/6/2026	300,000	303,765
5.40%, 5/8/2027	485,000	495,549
5.55%, 7/15/2029 (b)	100,000	103,072
5.60%, 6/18/2031	155,000	158,948
5.75%, 2/8/2031	340,000	351,543
5.80%, 1/7/2029	570,000	592,258
5.85%, 4/6/2030 (b)	295,000	307,358
6.00%, 1/9/2028 (b)	230,000	239,605
6.05%, 10/10/2025	255,000	258,187
6.10%, 1/7/2034	530,000	551,332
Honda Motor Co. Ltd. 2.53%, 3/10/2027	261,000	252,079
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	418,000	506,557
PACCAR Financial Corp.:
4.00%, 9/26/2029	100,000	99,744
4.45%, 8/6/2027	165,000	167,551
4.60%, 1/10/2028	297,000	302,260
Series MTN, 4.60%, 1/31/2029	250,000	256,458
Series MTN, 4.95%, 8/10/2028	447,000	462,426
Series MTN, 5.00%, 3/22/2034 (b)	500,000	522,260
Toyota Motor Corp.:
1.34%, 3/25/2026	364,000	349,749
5.12%, 7/13/2028 (b)	750,000	778,890
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	560,000	540,820
Series MTN, 0.80%, 1/9/2026 (b)	172,000	165,043
Series MTN, 1.13%, 6/18/2026	285,000	271,685
1.90%, 9/12/2031	400,000	341,904
Series MTN, 1.90%, 4/6/2028	268,000	249,395
Security Description	Principal Amount	Value
Series MTN, 3.05%, 3/22/2027 (b)	$595,000	$583,171
Series MTN, 3.38%, 4/1/2030	345,000	330,820
3.65%, 1/8/2029	341,000	335,749
4.45%, 5/18/2026	425,000	428,251
4.55%, 8/7/2026 (b)	85,000	85,910
4.55%, 8/9/2029	115,000	116,788
Series MTN, 4.55%, 9/20/2027 (b)	364,000	369,849
4.63%, 1/12/2028 (b)	411,000	418,571
Series MTN, 4.65%, 1/5/2029 (b)	585,000	597,285
4.70%, 1/12/2033	125,000	127,414
Series B, 5.00%, 3/19/2027	195,000	199,863
5.05%, 5/16/2029	508,000	527,091
5.10%, 3/21/2031	430,000	447,931
5.20%, 5/15/2026 (b)	500,000	509,495
Series MTN, 5.25%, 9/11/2028 (b)	500,000	520,485
5.40%, 11/10/2025	445,000	451,092
5.40%, 11/20/2026	500,000	514,375
5.45%, 11/10/2027	504,000	525,072
		47,687,860
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC 3.10%, 12/1/2051 (b)	270,000	170,780
Aptiv PLC/Aptiv Corp.:
3.25%, 3/1/2032 (b)	460,000	411,553
4.15%, 5/1/2052 (b)	416,000	322,483
Aptiv PLC/Aptiv Global Financing DAC:
4.65%, 9/13/2029	200,000	199,176
5.15%, 9/13/2034	200,000	196,900
5.75%, 9/13/2054	200,000	192,888
BorgWarner, Inc.:
2.65%, 7/1/2027 (b)	257,000	246,975
4.95%, 8/15/2029	100,000	101,694
5.40%, 8/15/2034 (b)	75,000	76,551
Lear Corp.:
3.50%, 5/30/2030	168,000	157,493
3.80%, 9/15/2027	267,000	262,440
4.25%, 5/15/2029	381,000	375,384
5.25%, 5/15/2049 (b)	210,000	196,459
Magna International, Inc.:
4.15%, 10/1/2025	309,000	308,138
5.05%, 3/14/2029 (b)	615,000	633,136
5.98%, 3/21/2026 (b)	250,000	249,773
		4,101,823
BANKS — 5.3%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (d)	165,000	169,300

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	$200,000	$199,636
4.75%, 1/18/2027	430,000	436,837
4.90%, 7/16/2027 (b)	500,000	512,480
5.00%, 3/18/2026	255,000	258,282
5.67%, 10/3/2025	936,000	949,375
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029 (b)	500,000	519,300
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (b) (d)	325,000	339,762
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (d)	750,000	860,542
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (d)	400,000	378,876
1.85%, 3/25/2026	310,000	298,009
2.75%, 12/3/2030	200,000	176,642
2.96%, 3/25/2031 (b)	295,000	267,300
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (d)	205,000	181,370
3.31%, 6/27/2029 (b)	293,500	280,624
3.49%, 5/28/2030 (b)	745,000	703,101
3.80%, 2/23/2028	375,000	366,623
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (d)	395,000	391,398
4.25%, 4/11/2027	400,000	398,192
4.38%, 4/12/2028 (b)	400,000	398,196
5.18%, 11/19/2025	465,000	466,056
5.29%, 8/18/2027	465,000	475,737
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (d)	405,000	414,481
5.44%, 7/15/2031	500,000	523,590
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (d)	215,000	222,420
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (d)	400,000	408,740
5.59%, 8/8/2028	600,000	624,978
6.35%, 3/14/2034 (b)	630,000	674,339
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (d)	400,000	417,484
6.61%, 11/7/2028	535,000	580,261
6.92%, 8/8/2033	295,000	326,066
6.94%, 11/7/2033	500,000	579,310
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (d)	120,000	115,882
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (d)	984,000	945,713
SOFR + 0.96%, 1.73%, 7/22/2027 (d)	1,604,000	1,531,467
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (d)	345,400	299,621
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (d)	609,300	525,375
Security Description	Principal Amount	Value
SOFR + 1.22%, 2.30%, 7/21/2032 (d)	$1,358,000	$1,175,444
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (d)	1,443,250	1,218,074
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (d)	943,000	854,037
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (d)	680,000	653,249
SOFR + 1.21%, 2.57%, 10/20/2032 (d)	250,000	219,118
SOFR + 2.15%, 2.59%, 4/29/2031 (d)	866,000	785,921
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b) (d)	444,000	396,252
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	1,791,000	1,347,154
SOFR + 1.32%, 2.69%, 4/22/2032 (d)	1,278,000	1,139,465
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (d)	150,000	103,647
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (b) (d)	958,500	890,945
SOFR + 1.56%, 2.97%, 7/21/2052 (b) (d)	119,000	84,514
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (d)	697,000	624,428
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (d)	1,349,000	1,277,220
Series MTN, 3.25%, 10/21/2027 (b)	565,000	552,242
SOFR + 1.58%, 3.31%, 4/22/2042 (d)	1,068,000	868,765
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (d)	2,216,000	2,156,412
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (b) (d)	337,000	264,306
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (d)	750,400	741,320
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (d)	509,000	499,568
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (d)	646,000	636,536
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (d)	873,000	863,083
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (d)	386,000	356,494
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (b) (d)	557,000	475,283

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (d)	$1,557,000	$1,538,518
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (d)	836,500	821,585
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (d)	733,000	669,090
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (d)	1,507,000	1,308,995
Series L, 4.18%, 11/25/2027	1,146,000	1,142,734
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (d)	738,800	699,592
Series MTN, 4.25%, 10/22/2026	757,000	756,122
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (d)	646,300	644,393
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (d)	683,000	619,440
SOFR + 1.58%, 4.38%, 4/27/2028 (d)	678,000	678,942
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (d)	233,000	214,810
Series MTN, 4.45%, 3/3/2026	1,920,000	1,922,400
SOFR + 1.83%, 4.57%, 4/27/2033 (d)	1,367,000	1,359,167
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (d)	468,000	476,120
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b) (d)	1,738,000	1,782,197
SOFR + 1.29%, 5.08%, 1/20/2027 (d)	900,000	907,542
SOFR + 1.63%, 5.20%, 4/25/2029 (d)	1,220,000	1,254,367
SOFR + 1.91%, 5.29%, 4/25/2034 (d)	965,000	1,001,959
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (d)	750,000	769,680
SOFR + 1.65%, 5.47%, 1/23/2035 (b) (d)	1,601,000	1,683,788
SOFR + 1.57%, 5.82%, 9/15/2029 (d)	820,000	863,009
SOFR + 1.84%, 5.87%, 9/15/2034 (d)	1,075,000	1,160,269
Series MTN, 5.88%, 2/7/2042	523,000	584,160
SOFR + 1.34%, 5.93%, 9/15/2027 (d)	750,000	772,320
6.11%, 1/29/2037	1,147,000	1,267,366
7.75%, 5/14/2038	1,099,000	1,388,389
Security Description	Principal Amount	Value
Bank of America NA:
5.53%, 8/18/2026	$785,000	$805,944
6.00%, 10/15/2036	350,000	387,016
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (d)	318,000	303,894
Series MTN, 1.25%, 9/15/2026 (b)	330,000	312,490
Series MTN, 2.65%, 3/8/2027	426,000	411,895
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (d)	440,000	380,772
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (b) (d)	200,000	201,530
SOFR + 1.25%, 4.64%, 9/10/2030 (b) (d)	400,000	404,248
Series H, 4.70%, 9/14/2027 (b)	250,000	254,328
5.20%, 2/1/2028	750,000	773,212
5.30%, 6/5/2026	352,000	358,628
5.51%, 6/4/2031	500,000	526,485
5.72%, 9/25/2028 (b)	1,050,000	1,106,784
Bank of New York Mellon Corp.:
Series J, 1.90%, 1/25/2029	978,000	897,002
Series MTN, 2.05%, 1/26/2027	202,000	193,457
Series MTN, 3.25%, 5/16/2027	309,000	303,175
Series MTN, 3.30%, 8/23/2029	938,000	897,657
Series MTN, 3.40%, 1/29/2028 (b)	601,400	588,548
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (d)	295,000	290,357
Series MTN, 3.85%, 4/28/2028 (b)	175,000	173,943
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (b) (d)	140,000	139,338
SOFR + 1.76%, 4.60%, 7/26/2030 (d)	238,000	241,387
SOFR + 1.51%, 4.71%, 2/1/2034 (d)	170,000	170,920
SOFR + 0.84%, 4.89%, 7/21/2028 (d)	200,000	203,688
SOFR + 1.03%, 4.95%, 4/26/2027 (d)	140,000	141,338
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (d)	477,000	488,367
SOFR + 1.23%, 5.06%, 7/22/2032 (d)	210,000	217,373
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (d)	500,000	519,160
SOFR + 1.77%, 5.61%, 7/21/2039 (d)	65,000	68,283

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (d)	$455,000	$476,958
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (d)	745,000	806,872
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (d)	70,000	75,293
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (d)	800,000	903,776
Bank of Nova Scotia:
1.05%, 3/2/2026 (b)	250,000	239,453
1.30%, 9/15/2026 (b)	829,000	785,486
1.35%, 6/24/2026 (b)	309,000	295,203
1.95%, 2/2/2027	470,000	447,346
2.70%, 8/3/2026	976,000	951,541
SOFR + 1.00%, 4.40%, 9/8/2028 (b) (d)	190,000	190,720
4.50%, 12/16/2025	479,000	477,865
SOFR + 1.44%, 4.74%, 11/10/2032 (b) (d)	250,000	250,915
4.75%, 2/2/2026	325,000	327,116
4.85%, 2/1/2030 (b)	125,000	127,891
Series GMTN, 5.40%, 6/4/2027	250,000	257,788
Series GMTN, 5.45%, 8/1/2029	295,000	308,673
5.65%, 2/1/2034	550,000	588,857
BankUnited, Inc. 5.13%, 6/11/2030 (b)	68,000	66,648
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (d)	336,000	320,453
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (d)	990,000	868,101
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (d)	413,000	317,552
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (d)	213,000	193,623
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (b) (d)	200,000	165,012
4.34%, 1/10/2028	250,000	248,305
4.38%, 1/12/2026	755,000	753,769
SOFR + 1.34%, 4.84%, 9/10/2028 (d)	205,000	206,767
SOFR + 1.56%, 4.94%, 9/10/2030 (d)	285,000	287,579
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (d)	783,800	792,579
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (d)	535,000	536,546
5.25%, 8/17/2045 (b)	945,000	956,803
SOFR + 1.91%, 5.34%, 9/10/2035 (b) (d)	460,000	465,249
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (d)	589,000	604,196
Security Description	Principal Amount	Value
SOFR + 1.49%, 5.67%, 3/12/2028 (b) (d)	$225,000	$231,131
SOFR + 1.74%, 5.69%, 3/12/2030 (d)	660,000	686,591
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (d)	300,000	313,494
SOFR + 2.98%, 6.22%, 5/9/2034 (d)	1,413,000	1,521,278
SOFR + 1.88%, 6.50%, 9/13/2027 (d)	380,000	393,718
SOFR + 2.62%, 6.69%, 9/13/2034 (b) (d)	440,000	489,447
SOFR + 3.57%, 7.12%, 6/27/2034 (b) (d)	855,000	952,188
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (d)	472,000	484,470
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (d)	704,000	760,341
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (d)	477,000	550,739
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	413,000	398,718
1.25%, 6/22/2026	100,000	95,296
3.60%, 4/7/2032	344,000	321,891
SOFR + 0.93%, 4.51%, 9/11/2027 (d)	375,000	376,935
SOFR + 1.34%, 4.63%, 9/11/2030 (d)	315,000	317,129
5.00%, 4/28/2028	588,000	602,083
5.24%, 6/28/2027	500,000	513,685
5.99%, 10/3/2028 (b)	210,000	223,096
6.09%, 10/3/2033	535,000	584,364
Citibank NA:
4.84%, 8/6/2029	455,000	465,565
4.93%, 8/6/2026	375,000	380,561
5.49%, 12/4/2026	607,000	624,500
5.57%, 4/30/2034	400,000	426,660
5.80%, 9/29/2028	1,430,000	1,513,626
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (d)	180,000	172,210
SOFR + 0.77%, 1.46%, 6/9/2027 (d)	1,124,000	1,071,194
SOFR + 1.18%, 2.52%, 11/3/2032 (d)	526,000	456,095
SOFR + 1.17%, 2.56%, 5/1/2032 (d)	841,000	739,374
SOFR + 2.11%, 2.57%, 6/3/2031 (d)	599,000	538,549
SOFR + 1.15%, 2.67%, 1/29/2031 (d)	953,000	868,154
SOFR + 1.38%, 2.90%, 11/3/2042 (b) (d)	474,000	356,804
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	339,000	315,111

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.35%, 3.06%, 1/25/2033 (d)	$1,991,000	$1,777,983
SOFR + 1.28%, 3.07%, 2/24/2028 (d)	680,000	660,878
3.20%, 10/21/2026	1,663,000	1,628,559
3.40%, 5/1/2026	688,000	679,324
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (d)	552,000	538,780
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (d)	1,018,000	999,859
3.70%, 1/12/2026	1,110,000	1,102,741
SOFR + 1.94%, 3.79%, 3/17/2033 (b) (d)	935,000	875,534
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (d)	644,000	574,757
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (d)	721,000	713,696
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (d)	1,141,000	1,117,575
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (d)	708,000	700,955
4.13%, 7/25/2028	672,000	666,060
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (b) (d)	473,000	419,532
4.30%, 11/20/2026	524,000	523,424
SOFR + 3.91%, 4.41%, 3/31/2031 (d)	614,000	609,499
4.45%, 9/29/2027	1,201,500	1,202,473
SOFR + 1.34%, 4.54%, 9/19/2030 (b) (d)	600,000	600,780
4.60%, 3/9/2026	370,000	370,932
4.65%, 7/30/2045	442,000	418,326
4.65%, 7/23/2048 (b)	616,000	581,405
4.75%, 5/18/2046	40,000	37,516
SOFR + 2.09%, 4.91%, 5/24/2033 (d)	751,000	756,302
SOFR + 1.36%, 5.17%, 2/13/2030 (d)	455,000	467,067
5.30%, 5/6/2044	300,000	304,692
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (d)	400,000	398,740
SOFR + 1.45%, 5.45%, 6/11/2035 (d)	750,000	782,692
SOFR + 2.06%, 5.83%, 2/13/2035 (d)	765,000	798,277
5.88%, 1/30/2042 (b)	257,600	282,871
6.00%, 10/31/2033 (b)	530,000	571,128
SOFR + 2.66%, 6.17%, 5/25/2034 (d)	1,284,000	1,370,195
Security Description	Principal Amount	Value
SOFR + 2.34%, 6.27%, 11/17/2033 (d)	$585,000	$642,482
6.68%, 9/13/2043 (b)	306,000	360,428
8.13%, 7/15/2039	492,000	652,953
Citizens Bank NA:
3.75%, 2/18/2026	150,000	148,052
SOFR + 2.00%, 4.58%, 8/9/2028 (d)	274,000	273,762
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	100,000	88,863
2.64%, 9/30/2032 (b)	568,000	469,157
3.25%, 4/30/2030	318,000	295,079
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (d)	300,000	297,603
SOFR + 1.91%, 5.72%, 7/23/2032 (d)	700,000	727,069
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (b) (d)	295,000	282,864
Comerica, Inc.:
4.00%, 2/1/2029 (b)	335,000	324,196
SOFR + 2.16%, 5.98%, 1/30/2030 (d)	150,000	154,599
Commonwealth Bank of Australia 5.32%, 3/13/2026	254,000	258,653
Cooperatieve Rabobank UA:
4.33%, 8/28/2026	265,000	266,905
4.80%, 1/9/2029	475,000	486,984
5.04%, 3/5/2027 (b)	740,000	757,020
5.50%, 10/5/2026	425,000	437,113
5.75%, 12/1/2043	513,000	549,043
Deutsche Bank AG:
SOFR + 1.87%, 2.13%, 11/24/2026 (d)	772,000	747,767
SOFR + 1.32%, 2.55%, 1/7/2028 (d)	638,000	607,995
SOFR + 1.72%, 3.04%, 5/28/2032 (b) (d)	441,000	392,653
SOFR + 3.04%, 3.55%, 9/18/2031 (d)	638,300	594,404
SOFR + 2.76%, 3.73%, 1/14/2032 (d)	485,000	435,676
SOFR + 2.26%, 3.74%, 1/7/2033 (d)	539,000	471,797
4.10%, 1/13/2026	685,000	678,760
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (d)	267,000	263,430
SOFR + 1.70%, 5.00%, 9/11/2030 (d)	220,000	221,250
SOFR + 2.05%, 5.40%, 9/11/2035 (d)	310,000	312,210
SOFR + 1.59%, 5.71%, 2/8/2028 (d)	270,000	275,767
SOFR + 3.18%, 6.72%, 1/18/2029 (d)	479,000	506,926

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.51%, 6.82%, 11/20/2029 (d)	$367,000	$394,686
SOFR + 3.65%, 7.08%, 2/10/2034 (b) (d)	359,000	387,203
SOFR + 2.52%, 7.15%, 7/13/2027 (d)	700,000	728,854
Discover Bank:
2.70%, 2/6/2030	199,300	179,318
3.45%, 7/27/2026	561,000	549,354
4.65%, 9/13/2028	240,000	239,875
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (d)	269,000	254,509
2.55%, 5/5/2027 (b)	230,000	220,432
SOFR + 1.66%, 4.34%, 4/25/2033 (d)	275,000	264,025
SOFR + 2.13%, 4.77%, 7/28/2030 (d)	360,000	362,725
SOFR + 1.49%, 4.90%, 9/6/2030 (d)	180,000	182,169
SOFR + 1.84%, 5.63%, 1/29/2032 (d)	245,000	255,814
SOFR + 2.34%, 6.34%, 7/27/2029 (d)	355,000	377,251
SOFR + 2.19%, 6.36%, 10/27/2028 (d)	387,000	407,662
8.25%, 3/1/2038	220,000	277,101
First Horizon Bank 5.75%, 5/1/2030 (b)	295,000	299,708
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	239,000	250,130
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (d)	1,203,000	1,218,651
SOFR + 0.75%, 5.41%, 5/21/2027 (d)	505,000	513,201
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 1.09%, 12/9/2026 (d)	645,000	618,781
SOFR + 0.80%, 1.43%, 3/9/2027 (d)	574,000	549,209
SOFR + 0.82%, 1.54%, 9/10/2027 (d)	724,000	686,236
SOFR + 0.91%, 1.95%, 10/21/2027 (d)	1,271,000	1,211,708
SOFR + 1.09%, 1.99%, 1/27/2032 (d)	822,000	702,818
SOFR + 1.25%, 2.38%, 7/21/2032 (d)	1,532,000	1,328,259
2.60%, 2/7/2030	541,500	496,870
SOFR + 1.28%, 2.62%, 4/22/2032 (d)	1,338,000	1,181,668
SOFR + 1.11%, 2.64%, 2/24/2028 (d)	1,043,000	1,002,281
SOFR + 1.26%, 2.65%, 10/21/2032 (d)	1,199,000	1,052,998
Security Description	Principal Amount	Value
SOFR + 1.41%, 3.10%, 2/24/2033 (d)	$1,463,000	$1,316,042
SOFR + 1.51%, 3.21%, 4/22/2042 (d)	812,000	646,035
SOFR + 1.63%, 3.44%, 2/24/2043 (d)	473,000	385,046
3.50%, 11/16/2026	1,470,000	1,447,847
SOFR + 1.85%, 3.62%, 3/15/2028 (d)	318,000	312,871
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (d)	466,000	458,605
3.75%, 2/25/2026	741,000	736,183
3.80%, 3/15/2030	567,000	551,442
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (d)	800,000	784,264
3.85%, 1/26/2027	1,128,000	1,117,668
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (d)	1,180,000	1,070,012
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (d)	1,019,500	1,013,424
4.25%, 10/21/2025	724,000	721,452
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (d)	390,000	367,583
SOFR + 1.73%, 4.48%, 8/23/2028 (d)	664,000	667,506
Series MTN, 4.80%, 7/8/2044 (b)	775,000	756,245
SOFR + 1.21%, 5.05%, 7/23/2030 (d)	630,000	646,323
5.15%, 5/22/2045 (b)	570,000	569,367
SOFR + 1.55%, 5.33%, 7/23/2035 (d)	1,540,000	1,595,794
5.95%, 1/15/2027	321,000	332,614
6.13%, 2/15/2033 (b)	360,000	401,825
6.25%, 2/1/2041	949,000	1,078,975
6.45%, 5/1/2036	380,000	426,812
SOFR + 1.77%, 6.48%, 10/24/2029 (d)	770,000	829,228
SOFR + 1.95%, 6.56%, 10/24/2034 (b) (d)	820,000	925,591
HSBC Holdings PLC:
SOFR + 1.29%, 2.21%, 8/17/2029 (d)	686,000	628,815
SOFR + 1.19%, 2.80%, 5/24/2032 (d)	1,248,000	1,103,893
SOFR + 2.39%, 2.85%, 6/4/2031 (d)	339,300	308,892
SOFR + 1.41%, 2.87%, 11/22/2032 (d)	512,000	450,140
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (d)	892,000	869,316

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (d)	$1,536,000	$1,519,657
4.38%, 11/23/2026 (b)	424,000	422,160
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (d)	1,072,000	1,072,611
SOFR + 2.11%, 4.76%, 6/9/2028 (d)	502,000	505,509
4.95%, 3/31/2030	878,000	899,871
SOFR + 2.61%, 5.21%, 8/11/2028 (b) (d)	745,000	760,146
5.25%, 3/14/2044 (b)	865,000	859,161
SOFR + 2.87%, 5.40%, 8/11/2033 (d)	448,000	464,101
SOFR + 1.46%, 5.55%, 3/4/2030 (d)	900,000	934,317
SOFR + 1.78%, 5.72%, 3/4/2035 (b) (d)	500,000	531,495
SOFR + 1.52%, 5.73%, 5/17/2032 (d)	855,000	900,871
SOFR + 1.57%, 5.89%, 8/14/2027 (d)	735,000	755,139
SOFR + 1.97%, 6.16%, 3/9/2029 (d)	366,000	385,211
SOFR + 2.39%, 6.25%, 3/9/2034 (d)	1,000,000	1,091,930
SOFR + 2.65%, 6.33%, 3/9/2044 (d)	900,000	1,016,379
6.50%, 5/2/2036	695,000	768,142
6.50%, 9/15/2037	1,341,000	1,480,430
SOFR + 2.98%, 6.55%, 6/20/2034 (b) (d)	750,000	821,310
SOFR + 3.03%, 7.34%, 11/3/2026 (d)	920,000	946,395
SOFR + 3.35%, 7.39%, 11/3/2028 (b) (d)	1,215,000	1,315,152
SOFR + 3.02%, 7.40%, 11/13/2034 (d)	350,000	401,975
7.63%, 5/17/2032	100,000	113,959
SOFR + 4.25%, 8.11%, 11/3/2033 (d)	580,000	690,519
HSBC USA, Inc. 5.29%, 3/4/2027	970,000	994,221
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (d)	215,000	174,741
SOFR + 1.87%, 5.71%, 2/2/2035 (d)	674,000	702,268
SOFR + 2.02%, 6.21%, 8/21/2029 (d)	500,000	528,910
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (b) (d)	244,000	244,144
5.65%, 1/10/2030 (b)	300,000	313,656
Security Description	Principal Amount	Value
Industrial & Commercial Bank of China Ltd. 3.54%, 11/8/2027 (b)	$224,000	$220,783
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (b) (d)	507,000	486,553
SOFR + 1.32%, 2.73%, 4/1/2032 (b) (d)	219,000	195,260
3.95%, 3/29/2027	860,000	852,991
SOFR + 1.83%, 4.02%, 3/28/2028 (b) (d)	888,000	881,233
4.05%, 4/9/2029	193,000	190,755
SOFR + 2.07%, 4.25%, 3/28/2033 (b) (d)	336,000	326,152
4.55%, 10/2/2028	300,000	302,133
SOFR + 1.77%, 5.55%, 3/19/2035 (d)	500,000	524,105
SOFR + 1.56%, 6.08%, 9/11/2027 (b) (d)	220,000	226,853
SOFR + 2.09%, 6.11%, 9/11/2034 (d)	420,000	458,048
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (d)	980,000	936,762
SOFR + 0.80%, 1.05%, 11/19/2026 (d)	1,596,000	1,534,187
SOFR + 0.77%, 1.47%, 9/22/2027 (d)	1,355,000	1,283,944
SOFR + 0.89%, 1.58%, 4/22/2027 (d)	290,000	277,948
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (d)	375,000	322,519
SOFR + 1.07%, 1.95%, 2/4/2032 (d)	1,006,000	863,943
SOFR + 1.02%, 2.07%, 6/1/2029 (d)	610,000	564,384
SOFR + 1.89%, 2.18%, 6/1/2028 (d)	419,000	397,325
SOFR + 2.04%, 2.52%, 4/22/2031 (d)	731,000	664,252
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (d)	941,000	694,477
SOFR + 1.18%, 2.55%, 11/8/2032 (d)	746,000	656,152
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (b) (d)	1,078,000	961,285
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (d)	1,015,000	940,722
2.95%, 10/1/2026	898,000	879,672
SOFR + 1.17%, 2.95%, 2/24/2028 (d)	307,000	297,738

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (d)	$141,000	$129,765
SOFR + 1.26%, 2.96%, 1/25/2033 (d)	1,375,000	1,236,386
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (d)	590,000	475,263
SOFR + 2.44%, 3.11%, 4/22/2051 (b) (d)	841,000	621,221
SOFR + 1.46%, 3.16%, 4/22/2042 (d)	447,000	358,512
3.20%, 6/15/2026 (b)	651,000	641,730
3.30%, 4/1/2026	649,000	641,043
SOFR + 1.58%, 3.33%, 4/22/2052 (b) (d)	454,000	350,493
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (d)	1,200,000	1,171,668
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (d)	782,000	767,955
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (d)	942,000	916,302
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (d)	703,000	695,309
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (d)	836,000	763,878
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (d)	1,111,000	948,405
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (d)	711,000	706,883
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (d)	1,129,000	974,903
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (b) (d)	757,000	748,824
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (d)	544,000	474,852
4.13%, 12/15/2026	903,000	902,603
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (d)	803,000	799,916
4.25%, 10/1/2027 (b)	825,000	830,387
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (b) (d)	200,000	181,370
SOFR + 1.56%, 4.32%, 4/26/2028 (d)	305,000	305,616
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (d)	$738,000	$741,291
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (d)	847,000	851,726
SOFR + 1.75%, 4.57%, 6/14/2030 (d)	833,000	839,497
SOFR + 1.80%, 4.59%, 4/26/2033 (d)	610,000	610,006
4.85%, 2/1/2044 (b)	120,000	119,358
SOFR + 1.99%, 4.85%, 7/25/2028 (d)	666,000	678,188
SOFR + 2.08%, 4.91%, 7/25/2033 (d)	1,994,000	2,036,951
SOFR + 0.93%, 4.98%, 7/22/2028 (d)	1,285,000	1,309,749
SOFR + 1.13%, 5.00%, 7/22/2030 (d)	600,000	616,524
SOFR + 1.31%, 5.01%, 1/23/2030 (d)	400,000	410,248
SOFR + 1.19%, 5.04%, 1/23/2028 (d)	530,000	538,952
SOFR + 1.46%, 5.29%, 7/22/2035 (d)	1,145,000	1,194,521
SOFR + 1.45%, 5.30%, 7/24/2029 (d)	765,000	791,408
SOFR + 1.62%, 5.34%, 1/23/2035 (d)	295,000	308,443
SOFR + 1.85%, 5.35%, 6/1/2034 (d)	1,330,000	1,391,725
5.40%, 1/6/2042 (b)	728,000	775,386
5.50%, 10/15/2040	248,000	265,400
SOFR + 0.93%, 5.57%, 4/22/2028 (d)	315,000	324,787
SOFR + 1.16%, 5.58%, 4/22/2030 (d)	215,000	225,718
5.60%, 7/15/2041 (b)	636,000	691,287
SOFR + 2.58%, 5.72%, 9/14/2033 (b) (d)	1,295,000	1,369,929
SOFR + 1.49%, 5.77%, 4/22/2035 (d)	240,000	258,430
SOFR + 1.33%, 6.07%, 10/22/2027 (d)	657,000	680,751
SOFR + 1.57%, 6.09%, 10/23/2029 (d)	725,000	772,299
SOFR + 1.81%, 6.25%, 10/23/2034 (d)	872,000	969,786
6.40%, 5/15/2038	772,000	910,203
7.63%, 10/15/2026	742,000	792,115
8.00%, 4/29/2027	802,000	879,281
JPMorgan Chase Bank NA 5.11%, 12/8/2026	1,000,000	1,022,170
KeyBank NA:
4.70%, 1/26/2026	427,000	427,465
4.90%, 8/8/2032 (b)	361,000	350,993
5.00%, 1/26/2033	489,000	484,535

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (b)	$277,000	$262,277
Series MTN, 2.55%, 10/1/2029 (b)	274,500	248,763
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (b) (d)	348,000	340,758
SOFR + 2.42%, 6.40%, 3/6/2035 (d)	754,000	819,342
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	1,579,000	1,496,971
3.00%, 5/20/2027 (b)	1,332,000	1,310,715
3.63%, 4/1/2026	1,665,000	1,659,505
3.75%, 2/15/2028	1,175,000	1,179,665
3.88%, 6/15/2028	635,000	640,715
4.00%, 3/15/2029 (b)	510,000	517,803
4.13%, 7/15/2033	921,000	938,711
4.38%, 3/1/2027 (b)	925,000	940,697
4.38%, 2/28/2034	2,525,000	2,625,217
4.63%, 8/7/2026	1,020,000	1,035,759
4.75%, 10/29/2030 (b)	615,000	650,941
Landwirtschaftliche Rentenbank:
Series GMTN, 1.75%, 7/27/2026	457,000	440,658
3.88%, 9/28/2027 (b)	365,000	367,354
Series 44, 3.88%, 6/14/2028	360,000	362,822
Series MTN, 5.00%, 10/24/2033 (b)	1,185,000	1,282,857
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (d)	163,000	155,760
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (d)	900,000	671,049
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (d)	790,000	769,507
3.75%, 1/11/2027 (b)	564,000	557,841
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (d)	1,000,000	984,810
4.34%, 1/9/2048 (b)	418,000	354,932
4.38%, 3/22/2028	339,000	338,559
4.55%, 8/16/2028 (b)	354,000	355,936
4.58%, 12/10/2025	440,908	439,391
4.65%, 3/24/2026	170,000	169,658
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (b) (d)	505,000	509,348
5.30%, 12/1/2045 (b)	225,000	222,773
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (d)	652,000	686,465
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (d)	487,000	510,357
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (b) (d)	325,000	333,658
Security Description	Principal Amount	Value
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (d)	$430,000	$426,250
SOFR + 2.26%, 6.08%, 3/13/2032 (b) (d)	305,000	322,547
SOFR + 2.80%, 7.41%, 10/30/2029 (b) (d)	367,000	401,931
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	105,000	102,022
4.65%, 1/27/2026 (b)	690,000	689,289
5.40%, 11/21/2025	196,000	197,221
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (d)	791,000	753,095
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (d)	260,000	246,412
2.05%, 7/17/2030	230,000	202,352
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (b) (d)	632,000	547,167
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (d)	1,354,000	1,295,169
2.56%, 2/25/2030	174,000	158,530
2.76%, 9/13/2026 (b)	248,000	241,376
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (d)	1,242,000	1,103,356
3.20%, 7/18/2029	679,000	646,802
3.29%, 7/25/2027 (b)	380,000	372,347
3.74%, 3/7/2029 (b)	505,000	496,673
3.75%, 7/18/2039	471,000	421,192
3.85%, 3/1/2026	834,000	828,746
3.96%, 3/2/2028	133,000	132,154
4.15%, 3/7/2039 (b)	443,000	415,924
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (d)	553,000	563,894
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (d)	315,000	324,620
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (d)	500,000	517,240
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (d)	494,000	508,825
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (b) (d)	265,000	278,852
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (b) (d)	375,000	387,728
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (d)	500,000	525,750
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (d)	200,000	190,022
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (d)	279,000	265,558
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (d)	552,500	477,250

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (d)	$508,300	$446,450
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (d)	184,800	158,250
2.56%, 9/13/2031	64,300	55,037
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (d)	172,000	154,822
2.84%, 9/13/2026 (b)	224,000	218,512
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (d)	315,000	296,333
3.17%, 9/11/2027 (b)	272,000	263,992
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (b) (d)	347,000	344,023
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (b) (d)	210,000	217,747
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (d)	395,000	407,383
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (b) (d)	200,000	211,124
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (d)	290,000	306,002
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (d)	265,000	275,836
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (d)	200,000	211,842
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (b) (d)	400,000	421,892
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (b) (d)	590,000	628,905
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (d)	570,000	607,438
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (d)	1,004,000	1,049,732
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (d)	787,000	754,040
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (d)	1,027,000	976,626
SOFR + 0.88%, 1.59%, 5/4/2027 (d)	1,155,000	1,105,497
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (d)	205,000	173,477
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (d)	798,300	686,865
SOFR + 1.00%, 2.48%, 1/21/2028 (d)	570,000	547,251
SOFR + 1.36%, 2.48%, 9/16/2036 (d)	1,338,000	1,119,812
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (d)	1,056,000	921,994
Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	$1,085,000	$994,044
SOFR + 1.29%, 2.94%, 1/21/2033 (d)	1,060,000	946,834
Series MTN, 3.13%, 7/27/2026 (b)	1,204,000	1,182,701
SOFR + 1.49%, 3.22%, 4/22/2042 (d)	550,000	443,498
3.59%, 7/22/2028 (d)	1,460,000	1,430,128
3.63%, 1/20/2027	2,685,000	2,659,466
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (d)	1,278,000	1,256,363
3.95%, 4/23/2027	1,274,000	1,260,903
3.97%, 7/22/2038 (d)	500,000	453,975
SOFR + 1.61%, 4.21%, 4/20/2028 (d)	720,000	718,603
4.30%, 1/27/2045	535,000	492,965
Series GMTN, 4.35%, 9/8/2026 (b)	923,000	925,068
Series MTN, 4.38%, 1/22/2047	264,000	243,477
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (d)	636,300	637,763
SOFR + 2.08%, 4.89%, 7/20/2033 (b) (d)	293,000	296,704
5.00%, 11/24/2025	726,000	729,666
SOFR + 1.22%, 5.04%, 7/19/2030 (d)	720,000	739,678
SOFR + 1.30%, 5.05%, 1/28/2027 (d)	605,000	610,784
SOFR + 1.73%, 5.12%, 2/1/2029 (d)	360,000	368,914
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (d)	687,000	706,051
SOFR + 1.45%, 5.17%, 1/16/2030 (d)	430,000	443,223
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (d)	923,000	953,477
SOFR + 2.62%, 5.30%, 4/20/2037 (d)	458,000	461,339
SOFR + 1.56%, 5.32%, 7/19/2035 (d)	465,000	483,126
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (d)	654,000	682,639
SOFR + 1.63%, 5.45%, 7/20/2029 (d)	817,000	848,504
SOFR + 1.73%, 5.47%, 1/18/2035 (d)	355,000	371,174
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (d)	185,000	191,007
SOFR + 1.26%, 5.66%, 4/18/2030 (d)	400,000	420,800
SOFR + 1.58%, 5.83%, 4/19/2035 (d)	455,000	488,552

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (d)	$535,000	$561,269
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (d)	577,000	605,423
Series MTN, 6.25%, 8/9/2026	683,000	708,257
SOFR + 2.24%, 6.30%, 10/18/2028 (d)	860,000	909,502
SOFR + 2.56%, 6.34%, 10/18/2033 (b) (d)	2,413,000	2,682,629
6.38%, 7/24/2042	350,000	412,895
SOFR + 1.83%, 6.41%, 11/1/2029 (d)	645,000	693,162
SOFR + 2.05%, 6.63%, 11/1/2034 (d)	1,177,000	1,331,940
7.25%, 4/1/2032 (b)	982,000	1,166,479
Morgan Stanley Bank NA:
SOFR + 1.08%, 4.95%, 1/14/2028 (d)	460,000	466,790
SOFR + 0.93%, 4.97%, 7/14/2028 (d)	450,000	459,657
SOFR + 0.87%, 5.50%, 5/26/2028 (d)	415,000	428,039
5.88%, 10/30/2026	640,000	662,963
National Australia Bank Ltd.:
2.50%, 7/12/2026 (b)	329,000	320,673
3.38%, 1/14/2026	190,000	188,355
4.75%, 12/10/2025 (b)	460,000	462,769
4.79%, 1/10/2029 (b)	500,000	513,225
4.90%, 6/13/2028 (b)	565,000	579,905
4.94%, 1/12/2028 (b)	161,000	165,054
4.97%, 1/12/2026 (b)	422,000	426,410
5.09%, 6/11/2027	340,000	349,370
National Bank of Canada:
5.60%, 12/18/2028	325,000	339,814
SOFR + 1.04%, 5.60%, 7/2/2027 (d)	250,000	255,088
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (d)	607,000	578,629
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (d)	250,000	222,558
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (d)	328,000	316,966
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (d)	439,000	435,866
4.80%, 4/5/2026	631,000	634,142
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (d)	615,000	621,279
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (d)	350,000	355,313
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (d)	631,000	642,711
Security Description	Principal Amount	Value
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (d)	$570,000	$584,621
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (d)	620,000	659,513
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (b) (d)	505,000	528,578
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (d)	405,000	412,254
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	52,000	46,315
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b) (d)	446,000	434,359
3.65%, 8/3/2028 (b)	117,000	115,684
3.95%, 10/30/2025 (b)	305,000	303,792
4.00%, 5/10/2027 (b)	551,000	551,501
6.13%, 11/2/2032 (b)	156,000	172,215
Oesterreichische Kontrollbank AG:
4.13%, 1/20/2026	180,000	180,295
Series MTN, 4.13%, 1/18/2029	425,000	431,983
4.63%, 11/3/2025	455,000	457,530
5.00%, 10/23/2026	275,000	281,589
PNC Bank NA:
3.10%, 10/25/2027	320,000	310,384
3.25%, 1/22/2028 (b)	100,000	96,806
4.05%, 7/26/2028 (b)	416,000	413,150
4.20%, 11/1/2025 (b)	200,000	199,184
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (b) (d)	101,000	88,047
2.55%, 1/22/2030	656,300	601,899
2.60%, 7/23/2026 (b)	100,000	97,296
3.15%, 5/19/2027 (b)	1,497,000	1,459,620
3.45%, 4/23/2029 (b)	581,000	564,174
SOFR + 1.85%, 4.63%, 6/6/2033 (b) (d)	150,000	147,783
SOFR + 1.09%, 4.76%, 1/26/2027 (d)	220,000	220,878
SOFR + 1.93%, 5.07%, 1/24/2034 (b) (d)	589,000	598,289
SOFR + 0.80%, 5.10%, 7/23/2027 (d)	110,000	111,574
SOFR + 1.62%, 5.35%, 12/2/2028 (d)	276,000	285,224
SOFR + 1.60%, 5.40%, 7/23/2035 (b) (d)	120,000	125,171
SOFR + 1.20%, 5.49%, 5/14/2030 (d)	250,000	261,230
SOFR + 1.84%, 5.58%, 6/12/2029 (d)	920,000	957,426
SOFR + 1.90%, 5.68%, 1/22/2035 (b) (d)	1,130,000	1,198,444
SOFR + 1.95%, 5.94%, 8/18/2034 (d)	294,000	316,903

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.14%, 6.04%, 10/28/2033 (d)	$504,000	$544,386
SOFR + 1.73%, 6.62%, 10/20/2027 (d)	398,000	415,942
SOFR + 2.28%, 6.88%, 10/20/2034 (d)	507,000	580,743
Regions Bank 6.45%, 6/26/2037	100,000	107,487
Regions Financial Corp.:
1.80%, 8/12/2028	301,500	272,206
SOFR + 2.06%, 5.50%, 9/6/2035 (d)	115,000	117,023
SOFR + 1.49%, 5.72%, 6/6/2030 (d)	350,000	362,600
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026	727,000	697,571
1.20%, 4/27/2026	551,000	527,621
Series GMTN, 1.40%, 11/2/2026	531,000	503,383
Series GMTN, 2.30%, 11/3/2031 (b)	395,000	345,518
3.63%, 5/4/2027	315,000	311,945
3.88%, 5/4/2032 (b)	100,000	96,546
Series GMTN, 4.24%, 8/3/2027	330,000	332,016
Series GMTN, 4.65%, 1/27/2026	544,000	545,137
Series GMTN, 4.88%, 1/12/2026	390,000	393,978
Series GMTN, 4.90%, 1/12/2028	375,000	383,603
Series GMTN, 4.95%, 2/1/2029 (b)	630,000	649,228
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (d)	780,000	800,413
Series GMTN, 5.00%, 2/1/2033	250,000	258,500
Series GMTN, 5.00%, 5/2/2033	154,000	159,242
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (d)	380,000	385,901
Series GMTN, 5.20%, 8/1/2028 (b)	529,000	549,282
Series MTN, 6.00%, 11/1/2027 (b)	670,000	706,991
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (d)	319,000	302,450
3.24%, 10/5/2026	299,000	290,888
SOFR + 1.94%, 5.35%, 9/6/2030 (b) (d)	500,000	505,510
SOFR + 2.50%, 6.17%, 1/9/2030 (b) (d)	500,000	521,685
Security Description	Principal Amount	Value
SOFR + 2.14%, 6.34%, 5/31/2035 (d)	$500,000	$524,575
SOFR + 2.36%, 6.50%, 3/9/2029 (b) (d)	455,000	476,249
SOFR + 2.70%, 6.57%, 6/12/2029 (d)	250,000	262,315
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (d)	687,000	654,106
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (d)	327,000	319,813
SOFR + 1.55%, 4.86%, 9/11/2030 (b) (d)	250,000	252,035
SOFR + 2.60%, 6.53%, 1/10/2029 (d)	550,000	582,852
SOFR + 2.75%, 6.83%, 11/21/2026 (d)	325,000	331,975
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	665,000	636,884
1.40%, 9/17/2026	465,000	440,690
1.71%, 1/12/2031	200,000	168,876
1.90%, 9/17/2028	615,000	560,732
2.13%, 7/8/2030 (b)	576,000	507,830
2.14%, 9/23/2030	300	263
2.17%, 1/14/2027	184,000	175,713
2.63%, 7/14/2026	476,000	463,191
2.72%, 9/27/2029	262,000	241,931
2.75%, 1/15/2030 (b)	367,000	337,156
3.01%, 10/19/2026	312,000	304,440
3.04%, 7/16/2029	944,000	888,729
3.36%, 7/12/2027 (b)	134,000	131,116
3.78%, 3/9/2026	325,000	322,732
5.32%, 7/9/2029 (b)	1,105,000	1,149,664
5.42%, 7/9/2031 (b)	250,000	262,198
5.46%, 1/13/2026 (b)	1,320,000	1,338,150
5.52%, 1/13/2028 (b)	903,000	935,969
5.56%, 7/9/2034	330,000	350,381
5.71%, 1/13/2030 (b)	460,000	487,080
5.77%, 1/13/2033 (b)	360,000	387,061
5.78%, 7/13/2033	425,000	457,755
5.81%, 9/14/2033 (b)	200,000	216,498
5.84%, 7/9/2044	1,090,000	1,173,712
6.18%, 7/13/2043 (b)	655,000	748,364
SVB Financial Group 3.13%, 6/5/2030 (e)	500	290
Synchrony Bank 5.63%, 8/23/2027	445,000	452,890
Synovus Bank 5.63%, 2/15/2028	250,000	251,305
Toronto-Dominion Bank:
Series MTN, 0.75%, 1/6/2026	481,000	460,962

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.20%, 6/3/2026	$541,000	$515,800
Series MTN, 1.25%, 9/10/2026	593,000	562,721
1.95%, 1/12/2027 (b)	528,000	506,040
Series MTN, 2.00%, 9/10/2031 (b)	311,000	269,413
Series GMTN, 2.45%, 1/12/2032	503,000	440,502
Series MTN, 3.20%, 3/10/2032	397,000	363,465
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (d)	243,000	238,505
4.46%, 6/8/2032	200,000	198,680
Series MTN, 4.69%, 9/15/2027	552,000	560,804
Series GMTN, 4.98%, 4/5/2027 (b)	350,000	357,165
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (b) (d)	375,000	379,414
5.16%, 1/10/2028 (b)	390,000	401,673
5.26%, 12/11/2026	130,000	133,216
Series MTN, 5.52%, 7/17/2028 (b)	669,000	699,707
Truist Bank:
2.25%, 3/11/2030	500,000	440,680
3.30%, 5/15/2026	386,000	379,094
4.05%, 11/3/2025	255,000	254,171
Truist Financial Corp.:
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (d)	322,000	307,017
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (b) (d)	301,000	275,141
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (d)	299,000	302,154
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (d)	456,000	447,113
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (d)	552,000	558,022
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (d)	500,000	511,925
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (d)	280,000	289,853
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (d)	256,000	269,765
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (d)	1,457,000	1,549,519
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (d)	302,000	305,938
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (d)	575,000	590,099
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (d)	283,000	305,227
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (d)	570,000	625,125
Security Description	Principal Amount	Value
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (b)	$319,000	$272,378
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b) (d)	362,000	345,623
Series V, 2.38%, 7/22/2026	360,000	350,262
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (d)	340,000	286,977
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (d)	252,000	220,608
Series DMTN, 3.00%, 7/30/2029	403,000	378,530
Series MTN, 3.10%, 4/27/2026	377,000	370,176
Series X, 3.15%, 4/27/2027 (b)	400,000	392,116
Series MTN, 3.90%, 4/26/2028 (b)	130,000	128,756
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (d)	1,072,000	1,079,965
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (d)	399,000	402,695
SOFR + 1.60%, 4.84%, 2/1/2034 (d)	704,000	703,690
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (d)	254,000	253,502
SOFR + 1.25%, 5.10%, 7/23/2030 (d)	935,000	962,124
SOFR + 1.86%, 5.68%, 1/23/2035 (d)	500,000	530,000
SOFR + 1.43%, 5.73%, 10/21/2026 (d)	799,000	808,995
SOFR + 2.02%, 5.78%, 6/12/2029 (b) (d)	310,000	324,824
SOFR + 2.26%, 5.84%, 6/12/2034 (d)	556,000	593,335
SOFR + 1.88%, 6.79%, 10/26/2027 (d)	505,000	530,331
UBS AG:
1.25%, 8/7/2026	297,000	281,933
5.00%, 7/9/2027	650,000	664,072
5.65%, 9/11/2028	1,270,000	1,332,484
7.50%, 2/15/2028	805,000	884,075
UBS Group AG 4.55%, 4/17/2026	412,000	413,030
Wachovia Corp. 5.50%, 8/1/2035 (b)	1,055,000	1,098,192
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (d)	969,000	921,325
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (d)	965,000	876,365
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (d)	600,000	556,566
3.00%, 4/22/2026 (b)	2,609,000	2,562,925

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 10/23/2026	$998,000	$975,325
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	978,700	772,028
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (d)	583,000	571,981
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (d)	1,216,000	1,111,923
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (d)	1,315,000	1,289,581
3.90%, 5/1/2045	735,000	628,712
Series MTN, 4.10%, 6/3/2026	533,400	531,522
Series MTN, 4.15%, 1/24/2029	807,000	804,038
Series GMTN, 4.30%, 7/22/2027	554,000	554,931
Series MTN, 4.40%, 6/14/2046	701,000	612,401
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (d)	464,500	465,192
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (d)	902,000	835,640
Series MTN, 4.65%, 11/4/2044	256,000	233,792
Series GMTN, 4.90%, 11/17/2045	989,000	928,048
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (d)	1,389,000	1,362,553
SOFR + 1.50%, 5.20%, 1/23/2030 (d)	485,000	499,991
5.38%, 11/2/2043	1,504,000	1,511,746
SOFR + 2.02%, 5.39%, 4/24/2034 (d)	1,586,000	1,645,237
SOFR + 1.78%, 5.50%, 1/23/2035 (d)	745,000	781,118
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (d)	1,050,000	1,101,544
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (d)	1,290,000	1,341,987
5.61%, 1/15/2044	1,942,300	2,000,647
SOFR + 1.79%, 6.30%, 10/23/2029 (d)	725,000	775,250
SOFR + 2.06%, 6.49%, 10/23/2034 (d)	945,000	1,056,387
Series B, 7.95%, 11/15/2029	770,000	885,192
Wells Fargo Bank NA:
4.81%, 1/15/2026	550,000	554,131
5.25%, 12/11/2026	520,000	532,964
5.45%, 8/7/2026	707,000	723,911
5.85%, 2/1/2037	454,000	489,762
5.95%, 8/26/2036	250,000	272,885
6.60%, 1/15/2038	318,000	367,395
Security Description	Principal Amount	Value
Westpac Banking Corp.:
1.15%, 6/3/2026	$981,000	$935,099
2.15%, 6/3/2031 (b)	310,000	272,121
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (d)	1,050,000	915,925
2.70%, 8/19/2026 (b)	230,000	224,804
2.85%, 5/13/2026 (b)	173,000	169,844
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (b) (d)	474,000	411,546
3.13%, 11/18/2041 (b)	253,000	193,550
3.40%, 1/25/2028	712,000	697,710
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (d)	100,000	96,657
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (d)	404,000	401,095
5.05%, 4/16/2029	750,000	779,227
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (b) (d)	169,000	173,054
5.46%, 11/18/2027	476,000	495,592
5.51%, 11/17/2025	680,000	690,146
6.82%, 11/17/2033 (b)	570,000	644,847
Zions Bancorp NA 3.25%, 10/29/2029	335,000	298,937
		455,594,293
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	2,250,000	2,258,145
4.90%, 2/1/2046	3,797,000	3,738,260
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	150,000	143,656
4.70%, 2/1/2036	338,000	339,420
4.90%, 2/1/2046	365,000	358,656
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	585,000	567,690
3.75%, 7/15/2042	150,000	130,397
4.00%, 4/13/2028 (b)	901,000	902,937
4.35%, 6/1/2040	189,000	178,509
4.38%, 4/15/2038	474,000	456,353
4.44%, 10/6/2048	638,000	590,622
4.60%, 4/15/2048	520,500	494,454
4.75%, 1/23/2029	1,208,000	1,239,807
4.75%, 4/15/2058	140,000	134,473
4.90%, 1/23/2031	473,000	491,877
4.95%, 1/15/2042	425,000	424,821
5.45%, 1/23/2039	312,000	333,672
5.55%, 1/23/2049	1,210,000	1,304,477
5.80%, 1/23/2059	330,000	371,933
8.20%, 1/15/2039	280,000	376,580
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	466,511	425,878

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 3/15/2031 (b)	$342,000	$289,954
1.45%, 6/1/2027 (b)	606,000	571,694
1.65%, 6/1/2030	776,000	683,159
2.00%, 3/5/2031	251,000	221,816
2.13%, 9/6/2029 (b)	378,000	348,535
2.25%, 1/5/2032 (b)	353,000	313,856
2.50%, 6/1/2040	478,000	361,545
2.50%, 3/15/2051 (b)	410,000	268,985
2.60%, 6/1/2050 (b)	506,000	342,041
2.88%, 5/5/2041	443,000	349,988
3.38%, 3/25/2027 (b)	837,000	829,542
3.45%, 3/25/2030	734,000	715,489
4.65%, 8/14/2034	195,000	199,508
5.20%, 1/14/2055	175,000	183,543
5.40%, 5/13/2064	145,000	154,624
Coca-Cola Consolidated, Inc.:
5.25%, 6/1/2029	300,000	312,186
5.45%, 6/1/2034	249,000	262,416
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	138,232
2.88%, 5/1/2030	338,000	311,646
3.15%, 8/1/2029	421,200	399,622
3.60%, 2/15/2028 (b)	545,000	532,585
3.75%, 5/1/2050	373,000	294,584
4.10%, 2/15/2048 (b)	100,000	84,471
4.35%, 5/9/2027 (b)	128,000	128,342
4.50%, 5/9/2047	251,000	226,405
4.65%, 11/15/2028	126,000	127,530
4.75%, 12/1/2025	200,000	200,750
5.00%, 2/2/2026	369,000	368,856
5.25%, 11/15/2048 (b)	469,000	467,143
Diageo Capital PLC:
2.00%, 4/29/2030	379,400	338,201
2.13%, 4/29/2032	498,000	426,283
3.88%, 5/18/2028	135,000	134,189
5.20%, 10/24/2025	410,000	414,395
5.30%, 10/24/2027	390,000	404,461
5.50%, 1/24/2033	250,000	266,170
5.63%, 10/5/2033	250,000	269,382
Diageo Investment Corp. 7.45%, 4/15/2035	101,000	123,267
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	221,000	173,679
4.38%, 5/10/2043	1,000	904
Keurig Dr. Pepper, Inc.:
2.55%, 9/15/2026 (b)	122,000	118,364
3.20%, 5/1/2030 (b)	378,000	356,719
3.35%, 3/15/2051	325,000	240,900
3.40%, 11/15/2025	460,000	455,064
4.05%, 4/15/2032	495,000	482,590
4.42%, 12/15/2046	362,000	325,282
4.50%, 11/15/2045	288,000	262,714
4.60%, 5/25/2028	390,000	394,898
5.05%, 3/15/2029	435,000	448,737
Security Description	Principal Amount	Value
5.09%, 5/25/2048	$207,000	$203,450
5.30%, 3/15/2034	500,000	523,425
Molson Coors Beverage Co.:
3.00%, 7/15/2026	775,000	761,019
4.20%, 7/15/2046	450,000	389,043
5.00%, 5/1/2042 (b)	414,000	405,145
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	490,000	499,775
4.65%, 2/16/2027 (b)	500,000	508,205
4.70%, 2/16/2034	500,000	510,450
PepsiCo, Inc.:
1.40%, 2/25/2031 (b)	122,500	103,820
1.63%, 5/1/2030	534,000	469,717
1.95%, 10/21/2031 (b)	479,000	415,882
2.38%, 10/6/2026	515,000	500,714
2.63%, 10/21/2041	748,000	558,936
2.75%, 10/21/2051 (b)	471,000	323,130
3.00%, 10/15/2027 (b)	589,000	575,541
3.45%, 10/6/2046	671,000	541,873
3.60%, 2/18/2028	645,000	640,208
3.63%, 3/19/2050	265,000	216,945
3.90%, 7/18/2032 (b)	360,000	354,006
4.20%, 7/18/2052	650,000	583,921
4.45%, 2/15/2033 (b)	185,000	193,035
4.45%, 4/14/2046	124,000	116,672
4.55%, 2/13/2026 (b)	131,000	132,064
4.65%, 2/15/2053 (b)	368,000	355,966
4.80%, 7/17/2034	225,000	232,351
5.25%, 7/17/2054	200,000	211,576
7.00%, 3/1/2029 (b)	166,000	186,552
		41,101,284
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	870,000	791,970
2.00%, 1/15/2032	150,000	127,295
2.20%, 2/21/2027	740,000	708,402
2.45%, 2/21/2030	475,000	433,827
2.60%, 8/19/2026	339,000	329,722
2.77%, 9/1/2053	546,000	354,660
2.80%, 8/15/2041	240,000	181,692
3.15%, 2/21/2040	293,000	233,676
3.20%, 11/2/2027	697,000	678,620
3.35%, 2/22/2032	650,000	605,117
3.38%, 2/21/2050	536,000	408,014
4.05%, 8/18/2029	350,000	347,064
4.20%, 3/1/2033	255,000	247,615
4.20%, 2/22/2052	690,000	586,597
4.40%, 5/1/2045	670,000	601,446
4.40%, 2/22/2062	422,000	360,004
4.56%, 6/15/2048	524,000	474,220
4.66%, 6/15/2051 (b)	657,000	600,728
4.95%, 10/1/2041	68,000	66,409
5.15%, 3/2/2028	1,091,000	1,123,850
5.15%, 11/15/2041	422,000	422,443

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 3/2/2033	$1,100,000	$1,144,968
5.51%, 3/2/2026	318,000	318,010
5.60%, 3/2/2043	2,214,000	2,320,493
5.65%, 6/15/2042 (b)	218,000	227,758
5.65%, 3/2/2053	1,072,000	1,128,076
5.75%, 3/2/2063	440,000	463,993
6.40%, 2/1/2039	247,000	278,307
Baxalta, Inc. 5.25%, 6/23/2045	100,000	99,964
Biogen, Inc.:
2.25%, 5/1/2030 (b)	661,000	590,207
3.25%, 2/15/2051	200,000	140,306
5.20%, 9/15/2045	303,000	294,495
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	200,000	194,938
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (b)	566,000	521,778
1.65%, 10/1/2030 (b)	403,000	347,914
2.60%, 10/1/2040	312,000	233,435
2.80%, 10/1/2050 (b)	316,000	214,779
2.95%, 3/1/2027	473,000	461,251
3.65%, 3/1/2026	852,000	845,210
4.00%, 9/1/2036	318,000	299,092
4.15%, 3/1/2047	450,000	394,330
4.60%, 9/1/2035	300,000	300,294
4.75%, 3/1/2046	712,000	681,391
4.80%, 4/1/2044	707,000	683,195
5.25%, 10/15/2033 (b)	200,000	210,908
5.55%, 10/15/2053 (b)	400,000	429,160
Illumina, Inc.:
2.55%, 3/23/2031 (b)	176,000	153,065
4.65%, 9/9/2026	140,000	140,871
5.75%, 12/13/2027	306,000	317,836
5.80%, 12/12/2025	100,000	101,295
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	406,000	350,646
Royalty Pharma PLC:
1.75%, 9/2/2027	133,000	123,929
2.15%, 9/2/2031 (b)	221,000	188,250
2.20%, 9/2/2030	163,000	142,737
3.35%, 9/2/2051	187,000	128,690
5.40%, 9/2/2034	500,000	512,815
5.90%, 9/2/2054 (b)	415,000	429,264
		25,097,021
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	130,000	126,507
1.85%, 5/15/2027	328,000	311,682
2.70%, 5/15/2040	552,000	423,296
2.80%, 5/15/2050 (b)	210,000	145,202
4.60%, 2/8/2029 (b)	500,000	512,225
4.85%, 2/8/2034 (b)	500,000	515,525
Albemarle Corp.:
5.05%, 6/1/2032	200,000	200,178
Security Description	Principal Amount	Value
5.45%, 12/1/2044	$260,000	$246,522
Cabot Corp.:
4.00%, 7/1/2029 (b)	130,000	128,920
5.00%, 6/30/2032	138,000	139,864
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027 (b)	348,000	360,740
6.33%, 7/15/2029	498,000	528,154
6.35%, 11/15/2028	430,000	454,321
6.55%, 11/15/2030	250,000	269,625
6.70%, 11/15/2033 (b)	770,000	842,164
CF Industries, Inc.:
4.95%, 6/1/2043	400,000	376,420
5.15%, 3/15/2034	292,000	295,305
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	303,000	269,252
3.60%, 11/15/2050	200,000	150,646
4.38%, 11/15/2042	588,000	519,104
4.63%, 10/1/2044	265,000	239,804
4.80%, 11/30/2028 (b)	204,000	208,298
5.15%, 2/15/2034 (b)	500,000	513,440
5.25%, 11/15/2041	769,000	762,033
5.55%, 11/30/2048 (b)	100,000	100,974
6.30%, 3/15/2033 (b)	240,000	264,950
7.38%, 11/1/2029 (b)	628,000	714,105
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	880,000	878,170
4.73%, 11/15/2028	691,000	704,481
5.32%, 11/15/2038	288,000	313,906
5.42%, 11/15/2048 (b)	346,000	382,617
Eastman Chemical Co.:
4.50%, 12/1/2028 (b)	200,000	201,130
4.65%, 10/15/2044	100,000	90,673
4.80%, 9/1/2042 (b)	760,000	706,868
5.00%, 8/1/2029	65,000	66,470
Ecolab, Inc.:
1.30%, 1/30/2031 (b)	190,000	159,532
2.70%, 11/1/2026	200,000	194,920
2.70%, 12/15/2051	171,000	114,888
4.80%, 3/24/2030	363,000	374,696
5.25%, 1/15/2028	755,000	785,472
EIDP, Inc.:
2.30%, 7/15/2030 (b)	188,000	169,736
4.80%, 5/15/2033 (b)	510,000	517,471
FMC Corp.:
4.50%, 10/1/2049	157,000	129,812
5.65%, 5/18/2033 (b)	680,000	702,977
6.38%, 5/18/2053	125,000	133,887
Huntsman International LLC:
2.95%, 6/15/2031	150,000	129,652
4.50%, 5/1/2029	516,000	506,903
5.70%, 10/15/2034	105,000	104,140
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	300,000	275,976

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Linde, Inc.:
1.10%, 8/10/2030	$250	$213
2.00%, 8/10/2050	105,000	61,531
3.55%, 11/7/2042	466,000	394,460
Lubrizol Corp. 6.50%, 10/1/2034 (b)	187,000	218,809
LYB International Finance BV 4.88%, 3/15/2044 (b)	289,000	268,542
LYB International Finance III LLC:
1.25%, 10/1/2025	144,429	139,581
3.38%, 10/1/2040	342,000	270,136
3.63%, 4/1/2051 (b)	274,000	203,911
3.80%, 10/1/2060	150,000	110,477
4.20%, 10/15/2049 (b)	248,000	203,390
4.20%, 5/1/2050	319,000	261,564
5.50%, 3/1/2034	290,000	301,899
5.63%, 5/15/2033 (b)	500,000	532,035
LyondellBasell Industries NV 4.63%, 2/26/2055 (b)	332,000	288,913
Mosaic Co.:
4.05%, 11/15/2027	256,000	253,455
4.88%, 11/15/2041	179,000	166,234
5.38%, 11/15/2028	105,000	108,804
5.45%, 11/15/2033 (b)	228,000	235,606
5.63%, 11/15/2043	100,000	100,833
NewMarket Corp. 2.70%, 3/18/2031	315,000	276,394
Nutrien Ltd.:
2.95%, 5/13/2030	225,000	209,275
3.95%, 5/13/2050	350,000	281,827
4.00%, 12/15/2026	628,000	623,566
4.13%, 3/15/2035	260,000	242,388
4.90%, 3/27/2028 (b)	125,000	127,527
4.90%, 6/1/2043	140,000	131,795
5.20%, 6/21/2027 (b)	150,000	153,814
5.40%, 6/21/2034 (b)	350,000	362,316
5.88%, 12/1/2036	125,000	134,474
5.95%, 11/7/2025	137,000	139,147
PPG Industries, Inc.:
1.20%, 3/15/2026	280,000	267,641
3.75%, 3/15/2028	458,000	450,878
RPM International, Inc. 3.75%, 3/15/2027	376,000	370,619
Sherwin-Williams Co.:
2.20%, 3/15/2032 (b)	247,000	213,252
2.30%, 5/15/2030	165,000	148,553
2.90%, 3/15/2052 (b)	107,000	71,865
2.95%, 8/15/2029	464,000	436,392
3.45%, 6/1/2027	739,000	726,947
4.50%, 6/1/2047	305,000	278,419
4.55%, 3/1/2028 (b)	250,000	253,077
4.80%, 9/1/2031	105,000	107,070
Westlake Corp.:
3.13%, 8/15/2051 (b)	341,000	230,581
3.38%, 6/15/2030 (b)	305,000	288,268
Security Description	Principal Amount	Value
3.60%, 8/15/2026	$202,000	$199,253
4.38%, 11/15/2047	200,000	172,288
5.00%, 8/15/2046 (b)	215,000	203,403
		28,485,055
COMMERCIAL SERVICES — 0.3%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	317,000	271,694
1.70%, 5/15/2028 (b)	200,000	185,700
Block Financial LLC 3.88%, 8/15/2030 (b)	287,000	274,599
California Institute of Technology 4.32%, 8/1/2045 (b)	289,000	271,151
Cintas Corp. No. 2 3.70%, 4/1/2027	355,000	352,614
Claremont Mckenna College 3.78%, 1/1/2122	125,000	90,735
Cornell University 4.84%, 6/15/2034 (b)	200,000	206,702
Duke University:
Series 2020, 2.68%, 10/1/2044	333,000	254,409
Series 2020, 2.83%, 10/1/2055	138,000	96,570
Emory University:
Series 2020, 2.14%, 9/1/2030	154,000	138,603
Series 2020, 2.97%, 9/1/2050 (b)	236,000	172,278
Equifax, Inc.:
2.35%, 9/15/2031 (b)	283,000	245,729
2.60%, 12/15/2025	328,000	320,856
3.10%, 5/15/2030 (b)	150,000	140,348
4.80%, 9/15/2029	250,000	252,847
5.10%, 12/15/2027	525,000	536,539
Ford Foundation Series 2020, 2.82%, 6/1/2070	260,000	165,922
George Washington University:
Series 2014, 4.30%, 9/15/2044	130,000	119,291
Series 2015, 4.87%, 9/15/2045	262,000	260,475
Georgetown University:
Series B, 4.32%, 4/1/2049	135,000	123,401
Series A, 5.22%, 10/1/2118	200,000	197,298
Global Payments, Inc.:
1.20%, 3/1/2026	524,000	500,960
2.15%, 1/15/2027	300,000	286,023
2.90%, 5/15/2030	312,000	284,291
2.90%, 11/15/2031 (b)	326,000	287,089
4.15%, 8/15/2049 (b)	200,000	161,222
4.80%, 4/1/2026	160,000	160,315
4.95%, 8/15/2027	222,000	225,725
5.30%, 8/15/2029 (b)	253,000	260,221

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 8/15/2052 (b)	$344,000	$354,337
GXO Logistics, Inc.:
1.65%, 7/15/2026	485,000	461,308
2.65%, 7/15/2031	447,000	380,956
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	161,000	145,201
Series A, 4.71%, 7/1/2032	147,000	151,028
Leland Stanford Junior University:
2.41%, 6/1/2050	447,000	296,464
3.65%, 5/1/2048	285,000	243,045
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	173,000	130,034
3.07%, 4/1/2052	200,000	150,518
3.89%, 7/1/2116 (b)	257,000	203,313
4.68%, 7/1/2114 (b)	330,000	314,790
5.60%, 7/1/2111 (b)	147,000	164,921
Moody's Corp.:
2.00%, 8/19/2031 (b)	179,000	154,291
2.75%, 8/19/2041	250,000	185,232
3.25%, 5/20/2050	700,000	510,132
3.75%, 2/25/2052 (b)	209,000	168,015
4.25%, 8/8/2032	441,000	434,464
5.00%, 8/5/2034	35,000	35,824
5.25%, 7/15/2044	144,000	146,271
Northwestern University 4.64%, 12/1/2044	336,000	332,069
PayPal Holdings, Inc.:
2.30%, 6/1/2030	305,000	276,312
2.65%, 10/1/2026 (b)	538,000	524,216
2.85%, 10/1/2029	489,000	459,919
3.25%, 6/1/2050 (b)	311,000	230,364
3.90%, 6/1/2027 (b)	100,000	100,005
4.40%, 6/1/2032 (b)	364,000	365,048
5.05%, 6/1/2052 (b)	363,000	361,991
5.15%, 6/1/2034 (b)	350,000	365,057
President & Fellows of Harvard College:
3.15%, 7/15/2046	200,000	157,774
3.30%, 7/15/2056	372,500	288,743
3.75%, 11/15/2052	300,000	256,788
4.61%, 2/15/2035	105,000	107,631
Quanta Services, Inc.:
2.35%, 1/15/2032	100,000	85,727
2.90%, 10/1/2030 (b)	250,000	230,077
3.05%, 10/1/2041	294,000	223,072
4.75%, 8/9/2027	85,000	85,904
5.25%, 8/9/2034	175,000	178,825
RELX Capital, Inc.:
3.00%, 5/22/2030 (b)	348,000	325,693
4.00%, 3/18/2029	300,000	297,285
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	250,000	167,510
Security Description	Principal Amount	Value
S&P Global, Inc.:
1.25%, 8/15/2030 (b)	$214,000	$182,452
2.45%, 3/1/2027	419,000	404,017
2.90%, 3/1/2032 (b)	405,000	368,352
3.70%, 3/1/2052	520,000	424,398
4.25%, 5/1/2029	806,000	810,127
4.75%, 8/1/2028	455,000	465,142
5.25%, 9/15/2033	161,000	170,697
Thomas Jefferson University 3.85%, 11/1/2057	200,000	154,854
Trustees of Boston College 3.13%, 7/1/2052	199,000	149,055
Trustees of Boston University Series CC, 4.06%, 10/1/2048	300,000	265,212
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	309,000	216,631
4.20%, 3/1/2052 (b)	200,000	186,086
Trustees of the University of Pennsylvania:
Series 2020, 2.40%, 10/1/2050	205,000	132,012
3.61%, 2/15/2119 (b)	180,000	130,147
UL Solutions, Inc. 6.50%, 10/20/2028 (c)	150,000	160,472
University of Chicago Series 20B, 2.76%, 4/1/2045	300,000	241,848
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	240,000	203,537
University of Southern California:
2.81%, 10/1/2050	428,000	301,967
Series 21A, 2.95%, 10/1/2051	320,000	232,438
3.03%, 10/1/2039	254,000	216,235
Series 2017, 3.84%, 10/1/2047	147,000	128,191
Verisk Analytics, Inc.:
3.63%, 5/15/2050	150,000	114,398
4.13%, 3/15/2029	385,000	382,948
5.25%, 6/5/2034	210,000	216,831
Washington University:
Series 2022, 3.52%, 4/15/2054	144,000	115,812
4.35%, 4/15/2122	250,000	215,545
William Marsh Rice University 3.77%, 5/15/2055	145,000	126,151
Yale University Series 2020, 1.48%, 4/15/2030	315,000	275,584
		23,884,900

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 0.4%
Amdocs Ltd. 2.54%, 6/15/2030	$200,000	$178,430
Apple, Inc.:
0.70%, 2/8/2026	787,000	754,670
1.20%, 2/8/2028 (b)	578,000	532,309
1.40%, 8/5/2028 (b)	342,000	313,761
1.65%, 5/11/2030 (b)	469,000	415,876
1.65%, 2/8/2031 (b)	685,000	598,916
1.70%, 8/5/2031 (b)	307,000	266,105
2.05%, 9/11/2026	606,200	586,614
2.20%, 9/11/2029 (b)	797,000	738,604
2.38%, 2/8/2041	244,000	183,078
2.40%, 8/20/2050 (b)	399,000	264,166
2.45%, 8/4/2026 (b)	813,000	793,577
2.55%, 8/20/2060 (b)	159,000	104,708
2.65%, 5/11/2050	811,000	561,261
2.65%, 2/8/2051	912,000	626,207
2.70%, 8/5/2051	585,000	404,077
2.80%, 2/8/2061	558,000	372,911
2.90%, 9/12/2027	318,000	310,848
2.95%, 9/11/2049	549,000	405,826
3.00%, 6/20/2027 (b)	555,000	545,110
3.00%, 11/13/2027	444,000	434,978
3.20%, 5/11/2027	644,000	635,325
3.25%, 2/23/2026 (b)	1,172,000	1,161,440
3.35%, 2/9/2027	845,000	837,260
3.35%, 8/8/2032 (b)	491,000	468,900
3.45%, 2/9/2045	680,000	569,473
3.75%, 9/12/2047	560,000	482,457
3.75%, 11/13/2047	402,000	346,858
3.85%, 5/4/2043	1,205,000	1,084,259
3.85%, 8/4/2046	698,000	614,408
3.95%, 8/8/2052 (b)	649,000	570,633
4.10%, 8/8/2062 (b)	395,000	349,911
4.25%, 2/9/2047 (b)	282,000	265,196
4.38%, 5/13/2045	722,000	693,409
4.45%, 5/6/2044 (b)	272,000	270,047
4.50%, 2/23/2036 (b)	547,000	566,003
4.65%, 2/23/2046	812,000	806,032
CGI, Inc. 1.45%, 9/14/2026	120,000	113,567
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	513,000	518,556
5.25%, 2/1/2028	315,000	325,329
5.30%, 10/1/2029 (b)	547,500	569,652
5.75%, 2/1/2033 (b)	710,000	761,865
6.02%, 6/15/2026	829,000	849,178
8.10%, 7/15/2036	118,000	146,765
DXC Technology Co. 1.80%, 9/15/2026	125,000	118,489
Fortinet, Inc.:
1.00%, 3/15/2026	295,000	281,400
2.20%, 3/15/2031	345,000	299,705
Security Description	Principal Amount	Value
Hewlett Packard Enterprise Co.:
1.75%, 4/1/2026	$215,000	$206,768
6.20%, 10/15/2035	300,000	327,039
HP, Inc.:
1.45%, 6/17/2026	290,000	276,503
3.00%, 6/17/2027	489,000	473,836
4.00%, 4/15/2029 (b)	200,000	196,788
4.20%, 4/15/2032 (b)	270,000	261,573
4.75%, 1/15/2028	130,000	132,289
5.50%, 1/15/2033 (b)	555,000	583,516
6.00%, 9/15/2041 (b)	516,000	554,891
International Business Machines Corp.:
1.95%, 5/15/2030	405,000	358,348
2.95%, 5/15/2050 (b)	645,000	446,030
3.30%, 5/15/2026	1,457,000	1,438,146
3.30%, 1/27/2027	500,000	492,065
3.43%, 2/9/2052	200,000	149,462
3.45%, 2/19/2026	401,000	397,038
3.50%, 5/15/2029	1,033,000	1,003,291
4.00%, 6/20/2042	183,000	161,172
4.15%, 5/15/2039	649,000	597,002
4.25%, 5/15/2049	1,254,000	1,099,043
4.50%, 2/6/2026	423,000	425,128
4.50%, 2/6/2028 (b)	270,000	273,756
4.90%, 7/27/2052	407,000	391,241
5.10%, 2/6/2053 (b)	200,000	201,652
5.60%, 11/30/2039	300,000	322,923
7.00%, 10/30/2025	100,000	102,924
Kyndryl Holdings, Inc.:
2.70%, 10/15/2028	473,000	437,359
3.15%, 10/15/2031	300,000	263,793
Leidos, Inc.:
2.30%, 2/15/2031	390,000	338,734
4.38%, 5/15/2030	326,000	320,702
5.75%, 3/15/2033	150,000	157,876
NetApp, Inc. 2.70%, 6/22/2030	358,000	325,107
Western Digital Corp. 2.85%, 2/1/2029	227,000	206,718
		36,020,862
CONSTRUCTION MATERIALS — 0.1%
Carrier Global Corp.:
2.49%, 2/15/2027	160,800	155,363
2.72%, 2/15/2030	782,000	722,333
3.38%, 4/5/2040	428,000	353,652
3.58%, 4/5/2050	622,000	490,826
5.90%, 3/15/2034	282,000	307,690
6.20%, 3/15/2054	180,000	208,006
CRH America Finance, Inc. 5.40%, 5/21/2034	500,000	521,035
Eagle Materials, Inc. 2.50%, 7/1/2031 (b)	130,000	115,079

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	$251,000	$237,075
5.88%, 6/1/2033	354,000	379,739
Johnson Controls International PLC:
3.90%, 2/14/2026	124,000	123,120
4.50%, 2/15/2047	438,000	392,093
4.95%, 7/2/2064 (f)	221,000	206,553
6.00%, 1/15/2036	250,000	273,457
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
4.90%, 12/1/2032	100,000	102,163
5.50%, 4/19/2029	250,000	261,787
Lennox International, Inc. 5.50%, 9/15/2028	424,000	441,465
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	115,000	100,523
Series CB, 2.50%, 3/15/2030 (b)	267,000	243,443
3.20%, 7/15/2051	295,000	212,014
3.50%, 12/15/2027 (b)	451,000	442,030
4.25%, 12/15/2047	257,000	222,053
Masco Corp.:
1.50%, 2/15/2028	138,000	125,678
2.00%, 2/15/2031	275,000	237,251
3.13%, 2/15/2051	309,000	213,723
3.50%, 11/15/2027 (b)	120,000	117,240
Mohawk Industries, Inc. 5.85%, 9/18/2028	275,000	289,946
Owens Corning:
3.50%, 2/15/2030	362,000	343,893
3.88%, 6/1/2030	211,000	204,001
3.95%, 8/15/2029 (b)	198,000	193,630
4.30%, 7/15/2047 (b)	326,000	276,298
4.40%, 1/30/2048	159,000	135,241
5.70%, 6/15/2034 (b)	290,000	307,884
7.00%, 12/1/2036	220,000	255,911
Trane Technologies Financing Ltd. 5.10%, 6/13/2034	250,000	260,370
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	260,000	280,810
Vulcan Materials Co.:
3.50%, 6/1/2030	702,000	671,638
3.90%, 4/1/2027	145,000	144,577
		10,569,590
COSMETICS/PERSONAL CARE — 0.0% (a)
Kenvue, Inc.:
4.90%, 3/22/2033	750,000	776,145
5.05%, 3/22/2053	337,000	345,685
5.10%, 3/22/2043	399,000	412,438
Security Description	Principal Amount	Value
Unilever Capital Corp.:
4.88%, 9/8/2028	$400,000	$412,140
5.00%, 12/8/2033	450,000	473,148
		2,419,556
DISTRIBUTION & WHOLESALE — 0.0% (a)
LKQ Corp.:
5.75%, 6/15/2028 (b)	400,000	415,076
6.25%, 6/15/2033 (b)	140,000	148,506
WW Grainger, Inc.:
4.20%, 5/15/2047	610,000	542,851
4.45%, 9/15/2034	145,000	144,754
4.60%, 6/15/2045	125,000	118,479
		1,369,666
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	319,000	307,436
2.45%, 10/29/2026	1,120,000	1,075,928
3.00%, 10/29/2028	1,445,000	1,364,976
3.30%, 1/30/2032	1,407,000	1,268,045
3.40%, 10/29/2033	557,000	493,736
3.65%, 7/21/2027	617,000	605,147
3.85%, 10/29/2041	205,000	172,009
3.88%, 1/23/2028 (b)	150,000	147,486
4.45%, 10/1/2025	308,000	307,304
4.45%, 4/3/2026	778,000	776,405
4.63%, 9/10/2029	295,000	295,257
4.95%, 9/10/2034	335,000	333,359
5.10%, 1/19/2029	260,000	266,162
6.15%, 9/30/2030 (b)	456,000	490,870
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	401,000	372,272
5.50%, 8/20/2034	250,000	253,013
Air Lease Corp.:
1.88%, 8/15/2026	300,000	286,620
2.20%, 1/15/2027	193,000	183,794
Series MTN, 2.88%, 1/15/2026 (b)	513,000	502,422
Series MTN, 2.88%, 1/15/2032 (b)	297,000	261,595
Series MTN, 3.00%, 2/1/2030	314,000	289,364
3.13%, 12/1/2030 (b)	417,000	381,426
4.63%, 10/1/2028 (b)	625,000	627,344
5.10%, 3/1/2029 (b)	200,000	204,700
Series MTN, 5.20%, 7/15/2031	125,000	127,835
5.30%, 2/1/2028 (b)	250,000	256,730
Series MTN, 5.30%, 6/25/2026 (b)	85,000	86,421
5.85%, 12/15/2027	290,000	302,511
Aircastle Ltd. 4.25%, 6/15/2026 (b)	108,000	107,206

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ally Financial, Inc.:
2.20%, 11/2/2028 (b)	$481,000	$432,664
4.75%, 6/9/2027 (b)	225,000	224,786
SOFR + 2.29%, 6.18%, 7/26/2035 (d)	450,000	460,530
SOFR + 2.82%, 6.85%, 1/3/2030 (d)	150,000	158,420
SOFR + 3.26%, 6.99%, 6/13/2029 (d)	510,000	539,126
7.10%, 11/15/2027	400,000	424,016
8.00%, 11/1/2031	286,000	323,786
American Express Co.:
1.65%, 11/4/2026	350,000	332,819
2.55%, 3/4/2027 (b)	965,000	931,466
3.13%, 5/20/2026	313,000	307,867
3.30%, 5/3/2027	649,000	636,487
4.05%, 5/3/2029	870,000	871,549
4.05%, 12/3/2042 (b)	285,000	259,877
4.20%, 11/6/2025 (b)	600,000	600,306
SOFR + 1.76%, 4.42%, 8/3/2033 (d)	260,000	257,683
4.90%, 2/13/2026 (b)	191,000	192,635
SOFR + 2.26%, 4.99%, 5/26/2033 (d)	650,000	657,104
SOFR + 0.93%, 5.04%, 7/26/2028 (b) (d)	150,000	153,311
SOFR + 1.84%, 5.04%, 5/1/2034 (d)	180,000	184,525
SOFR + 1.00%, 5.10%, 2/16/2028 (d)	462,000	470,857
SOFR + 1.28%, 5.28%, 7/27/2029 (b) (d)	289,000	299,271
SOFR + 1.42%, 5.28%, 7/26/2035 (d)	240,000	249,917
SOFR + 1.09%, 5.53%, 4/25/2030 (d)	286,000	299,722
SOFR + 1.93%, 5.63%, 7/28/2034 (d)	360,000	376,506
5.85%, 11/5/2027	466,000	489,430
SOFR + 1.33%, 6.34%, 10/30/2026 (d)	495,000	504,875
SOFR + 1.94%, 6.49%, 10/30/2031 (d)	410,000	453,062
Ameriprise Financial, Inc.:
2.88%, 9/15/2026 (b)	110,000	107,515
4.50%, 5/13/2032 (b)	200,000	201,702
5.15%, 5/15/2033	88,000	91,657
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	120,000	110,930
Apollo Global Management, Inc.:
5.80%, 5/21/2054	165,000	175,799
6.38%, 11/15/2033	250,000	278,348
BGC Group, Inc. 6.60%, 6/10/2029	200,000	206,888
Security Description	Principal Amount	Value
BlackRock Funding, Inc.:
4.60%, 7/26/2027	$115,000	$117,617
4.90%, 1/8/2035	90,000	92,842
5.00%, 3/14/2034	428,000	445,955
5.25%, 3/14/2054	354,000	366,447
5.35%, 1/8/2055	75,000	78,829
BlackRock, Inc.:
1.90%, 1/28/2031	150,000	130,947
3.25%, 4/30/2029 (b)	239,000	231,983
4.75%, 5/25/2033	1,845,000	1,898,265
Blue Owl Finance LLC 6.25%, 4/18/2034 (c)	315,000	329,821
Brookfield Finance, Inc.:
2.72%, 4/15/2031	100,000	89,679
3.90%, 1/25/2028 (b)	351,000	346,191
4.35%, 4/15/2030	175,000	173,481
4.85%, 3/29/2029	682,000	694,583
5.68%, 1/15/2035	250,000	262,175
5.97%, 3/4/2054	560,000	608,205
6.35%, 1/5/2034	490,000	539,240
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (d)	252,000	239,435
SOFR + 1.34%, 2.36%, 7/29/2032 (d)	143,000	117,044
SOFR + 1.79%, 3.27%, 3/1/2030 (d)	729,000	685,362
3.65%, 5/11/2027 (b)	266,600	262,100
3.75%, 3/9/2027	737,200	727,845
3.80%, 1/31/2028	462,300	452,541
4.20%, 10/29/2025	416,760	413,788
SOFR + 2.06%, 4.93%, 5/10/2028 (b) (d)	446,000	451,200
SOFR + 2.60%, 5.25%, 7/26/2030 (d)	345,000	351,103
SOFR + 2.37%, 5.27%, 5/10/2033 (d)	200,000	201,850
SOFR + 1.56%, 5.46%, 7/26/2030 (d)	200,000	205,246
SOFR + 2.08%, 5.47%, 2/1/2029 (d)	105,000	107,665
SOFR + 1.91%, 5.70%, 2/1/2030 (b) (d)	90,000	93,265
SOFR + 2.60%, 5.82%, 2/1/2034 (d)	870,000	905,566
SOFR + 1.99%, 5.88%, 7/26/2035 (d)	200,000	209,290
SOFR + 2.64%, 6.31%, 6/8/2029 (d)	245,000	257,941
SOFR + 2.86%, 6.38%, 6/8/2034 (d)	748,000	808,229
SOFR + 2.44%, 7.15%, 10/29/2027 (b) (d)	258,000	271,924
SOFR + 3.07%, 7.62%, 10/30/2031 (d)	805,000	915,285
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (b)	500,000	429,725

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Charles Schwab Corp.:
0.90%, 3/11/2026	$425,000	$404,936
1.95%, 12/1/2031 (b)	219,000	186,505
2.00%, 3/20/2028 (b)	389,000	362,167
2.30%, 5/13/2031 (b)	235,000	207,543
2.45%, 3/3/2027 (b)	576,000	553,133
2.75%, 10/1/2029	269,000	250,700
2.90%, 3/3/2032 (b)	334,000	299,919
3.20%, 3/2/2027 (b)	227,000	221,863
3.25%, 5/22/2029	418,000	401,740
3.30%, 4/1/2027	317,000	310,574
3.45%, 2/13/2026	213,000	210,610
4.00%, 2/1/2029 (b)	311,000	309,656
4.63%, 3/22/2030 (b)	315,000	321,924
SOFR + 2.21%, 5.64%, 5/19/2029 (d)	865,000	903,345
SOFR + 2.50%, 5.85%, 5/19/2034 (d)	319,000	341,582
SOFR + 2.01%, 6.14%, 8/24/2034 (d)	600,000	655,986
CI Financial Corp. 3.20%, 12/17/2030	362,000	306,849
CME Group, Inc.:
2.65%, 3/15/2032	582,000	526,041
3.75%, 6/15/2028 (b)	333,000	331,079
5.30%, 9/15/2043	407,000	437,081
Credit Suisse USA LLC 7.13%, 7/15/2032	397,000	458,305
Discover Financial Services:
4.10%, 2/9/2027	349,000	345,894
6.70%, 11/29/2032	260,000	285,646
SOFR + 3.37%, 7.96%, 11/2/2034 (d)	363,000	426,285
Eaton Vance Corp. 3.50%, 4/6/2027	200,000	196,798
Enact Holdings, Inc. 6.25%, 5/28/2029	500,000	519,560
Franklin Resources, Inc. 1.60%, 10/30/2030 (b)	390,000	330,880
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	658,000	545,482
2.10%, 6/15/2030	598,000	533,093
3.00%, 6/15/2050	571,000	407,900
3.00%, 9/15/2060	400,000	267,188
3.10%, 9/15/2027	400,000	389,568
3.75%, 9/21/2028 (b)	307,000	302,856
4.00%, 9/15/2027 (b)	548,000	548,795
4.25%, 9/21/2048	377,000	334,508
4.35%, 6/15/2029 (b)	500,000	503,835
4.60%, 3/15/2033 (b)	171,000	172,891
4.95%, 6/15/2052 (b)	491,000	489,674
5.20%, 6/15/2062	365,000	372,603
Invesco Finance PLC 3.75%, 1/15/2026 (b)	419,000	415,644
Security Description	Principal Amount	Value
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034 (c)	$250,000	$248,845
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	495,000	429,378
2.75%, 10/15/2032	193,000	164,677
4.15%, 1/23/2030	409,000	399,204
4.85%, 1/15/2027	314,000	317,771
5.88%, 7/21/2028	339,000	353,828
6.20%, 4/14/2034	375,000	401,494
6.45%, 6/8/2027	100,000	104,981
Lazard Group LLC:
3.63%, 3/1/2027	126,000	123,407
4.50%, 9/19/2028	281,000	279,491
6.00%, 3/15/2031	225,000	237,267
Legg Mason, Inc. 5.63%, 1/15/2044 (b)	286,000	298,441
LPL Holdings, Inc.:
5.70%, 5/20/2027	200,000	204,496
6.00%, 5/20/2034 (b)	500,000	522,390
6.75%, 11/17/2028	200,000	215,026
Mastercard, Inc.:
1.90%, 3/15/2031 (b)	183,000	160,432
2.00%, 3/3/2025	200	198
2.00%, 11/18/2031 (b)	275,000	237,639
2.95%, 11/21/2026	370,000	362,951
2.95%, 3/15/2051	549,000	390,976
3.30%, 3/26/2027	590,000	581,705
3.35%, 3/26/2030	499,000	482,059
3.65%, 6/1/2049	151,000	123,748
3.80%, 11/21/2046	197,000	167,838
3.85%, 3/26/2050	200,000	169,004
4.10%, 1/15/2028 (b)	110,000	110,787
4.35%, 1/15/2032 (b)	200,000	200,962
4.55%, 1/15/2035	90,000	90,424
4.88%, 3/9/2028	600,000	619,596
Nasdaq, Inc.:
2.50%, 12/21/2040	544,000	386,545
3.25%, 4/28/2050	524,000	379,104
3.85%, 6/30/2026	278,000	276,218
3.95%, 3/7/2052	375,000	301,849
5.55%, 2/15/2034 (b)	435,000	458,703
5.95%, 8/15/2053	220,000	239,584
Nomura Holdings, Inc.:
1.65%, 7/14/2026	479,000	455,577
2.17%, 7/14/2028	574,000	526,002
2.33%, 1/22/2027	647,000	615,685
2.61%, 7/14/2031	230,000	199,698
2.68%, 7/16/2030 (b)	276,000	246,923
3.00%, 1/22/2032	436,000	383,218
3.10%, 1/16/2030	448,000	413,741
5.71%, 1/9/2026 (b)	267,000	270,468
6.07%, 7/12/2028 (b)	570,000	599,281
6.09%, 7/12/2033 (b)	440,000	473,524

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
ORIX Corp.:
2.25%, 3/9/2031	$200,000	$172,606
3.70%, 7/18/2027 (b)	268,000	263,404
4.65%, 9/10/2029	250,000	251,280
5.00%, 9/13/2027 (b)	336,000	341,756
5.20%, 9/13/2032	313,000	321,125
Private Export Funding Corp.:
Series PP, 1.40%, 7/15/2028	309,000	282,775
3.90%, 10/15/2027	750,000	751,267
Radian Group, Inc.:
4.88%, 3/15/2027 (b)	170,000	170,396
6.20%, 5/15/2029	120,000	125,442
Raymond James Financial, Inc.:
3.75%, 4/1/2051	256,000	201,070
4.95%, 7/15/2046 (b)	250,000	241,490
Stifel Financial Corp. 4.00%, 5/15/2030 (b)	189,000	181,665
Synchrony Financial:
3.70%, 8/4/2026	198,000	194,345
3.95%, 12/1/2027	479,250	465,395
SOFR + 2.13%, 5.94%, 8/2/2030 (b) (d)	270,000	277,549
TPG Operating Group II LP 5.88%, 3/5/2034 (b)	570,000	608,167
Visa, Inc.:
0.75%, 8/15/2027 (b)	150,000	138,344
1.10%, 2/15/2031	353,000	295,825
1.90%, 4/15/2027	850,000	811,962
2.00%, 8/15/2050 (b)	437,000	264,420
2.05%, 4/15/2030	451,000	408,299
2.70%, 4/15/2040	225,000	176,906
3.15%, 12/14/2025	1,036,000	1,024,842
4.15%, 12/14/2035 (b)	654,000	643,961
4.30%, 12/14/2045	1,136,000	1,057,468
Voya Financial, Inc.:
3.65%, 6/15/2026	159,000	157,071
4.80%, 6/15/2046	192,000	173,948
5.00%, 9/20/2034	110,000	109,403
Western Union Co. 6.20%, 11/17/2036 (b)	375,000	398,910
		79,052,337
ELECTRIC — 2.2%
AEP Texas, Inc.:
3.45%, 5/15/2051 (b)	298,000	213,165
3.80%, 10/1/2047	250,000	193,203
3.95%, 6/1/2028	223,000	220,018
4.70%, 5/15/2032	159,000	159,496
5.25%, 5/15/2052	180,000	175,484
5.45%, 5/15/2029	500,000	521,510
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	218,000	144,222
3.10%, 12/1/2026	146,000	142,794
Series M, 3.65%, 4/1/2050	358,000	282,154
Security Description	Principal Amount	Value
3.80%, 6/15/2049	$254,000	$203,591
4.00%, 12/1/2046	477,000	407,458
AES Corp.:
1.38%, 1/15/2026	498,000	477,871
2.45%, 1/15/2031 (b)	418,000	361,950
5.45%, 6/1/2028 (b)	365,000	375,888
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	325,000	278,372
3.00%, 3/15/2052	199,000	139,867
3.13%, 7/15/2051	135,000	95,882
3.45%, 10/1/2049	475,000	364,748
Series B, 3.70%, 12/1/2047	100,000	80,982
3.75%, 9/1/2027 (b)	185,000	184,175
3.75%, 3/1/2045	180,000	149,823
3.94%, 9/1/2032	260,000	251,849
4.30%, 1/2/2046	737,000	656,026
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (f)	565,000	572,057
Ameren Corp.:
1.75%, 3/15/2028	275,000	252,794
1.95%, 3/15/2027 (b)	568,000	538,294
3.50%, 1/15/2031 (b)	234,000	221,451
3.65%, 2/15/2026	456,000	451,221
5.70%, 12/1/2026	110,000	113,099
Ameren Illinois Co.:
1.55%, 11/15/2030 (b)	299,000	255,765
2.90%, 6/15/2051	243,000	165,937
3.80%, 5/15/2028	147,000	145,330
5.55%, 7/1/2054	250,000	268,615
5.90%, 12/1/2052	346,000	385,212
American Electric Power Co., Inc.:
2.30%, 3/1/2030 (b)	385,000	345,722
3.20%, 11/13/2027 (b)	243,000	235,375
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (d)	200,000	188,596
Series J, 4.30%, 12/1/2028 (b)	347,000	346,879
5.20%, 1/15/2029	468,000	483,224
5.75%, 11/1/2027 (b)	553,000	578,145
5.95%, 11/1/2032	225,000	243,952
Appalachian Power Co.:
Series BB, 4.50%, 8/1/2032 (b)	575,000	567,226
7.00%, 4/1/2038	379,000	448,296
Arizona Public Service Co.:
2.20%, 12/15/2031	450,000	381,618
3.50%, 12/1/2049	312,000	228,877
4.20%, 8/15/2048	310,000	259,702
4.25%, 3/1/2049	325,000	272,977
5.05%, 9/1/2041	150,000	147,401
6.35%, 12/15/2032	300,000	329,538
Atlantic City Electric Co. 2.30%, 3/15/2031	521,000	458,084

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Avangrid, Inc. 3.80%, 6/1/2029 (b)	$371,000	$360,783
Avista Corp. 4.35%, 6/1/2048	261,000	229,059
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	134,000	105,112
3.75%, 8/15/2047	590,000	478,254
5.30%, 6/1/2034	550,000	575,982
5.40%, 6/1/2053 (b)	357,000	370,348
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	293,000	198,091
3.25%, 4/15/2028	423,000	411,676
3.70%, 7/15/2030	587,000	574,086
3.80%, 7/15/2048	624,000	496,979
4.25%, 10/15/2050	340,000	290,336
4.60%, 5/1/2053	200,000	180,436
5.15%, 11/15/2043	217,000	218,886
Black Hills Corp.:
3.05%, 10/15/2029	301,000	280,478
3.15%, 1/15/2027	225,000	218,705
3.88%, 10/15/2049	100,000	77,891
3.95%, 1/15/2026	160,000	158,685
4.35%, 5/1/2033	226,000	216,594
6.00%, 1/15/2035	100,000	106,561
6.15%, 5/15/2034	200,000	215,906
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	227,000	199,801
Series Z, 2.40%, 9/1/2026	225,000	217,663
Series AD, 2.90%, 7/1/2050	150,000	102,231
Series AA, 3.00%, 2/1/2027	424,000	413,307
Series AF, 3.35%, 4/1/2051	145,000	108,003
Series AI, 4.45%, 10/1/2032	270,000	268,501
Series AJ, 4.85%, 10/1/2052	200,000	189,782
4.95%, 4/1/2033	300,000	306,165
5.15%, 3/1/2034	423,000	438,393
Series K2, 6.95%, 3/15/2033	106,000	121,864
CenterPoint Energy, Inc.:
2.65%, 6/1/2031 (b)	565,000	501,149
2.95%, 3/1/2030	149,000	137,587
Cleco Corporate Holdings LLC:
3.74%, 5/1/2026	209,000	205,646
4.97%, 5/1/2046	161,000	142,962
CMS Energy Corp.:
3.00%, 5/15/2026	145,000	141,566
3.45%, 8/15/2027	194,000	190,112
Commonwealth Edison Co.:
2.55%, 6/15/2026	253,000	246,635
Series 131, 2.75%, 9/1/2051	215,000	142,395
Series 122, 2.95%, 8/15/2027 (b)	205,000	199,326
Security Description	Principal Amount	Value
Series 127, 3.20%, 11/15/2049	$315,000	$226,939
3.65%, 6/15/2046	497,000	403,981
3.70%, 8/15/2028	200,000	197,182
Series 123, 3.75%, 8/15/2047	690,000	561,826
Series 133, 3.85%, 3/15/2052	195,000	158,634
4.90%, 2/1/2033 (b)	366,000	375,132
5.30%, 2/1/2053	251,000	257,395
Series 103, 5.90%, 3/15/2036	185,000	203,494
Connecticut Light & Power Co.:
4.00%, 4/1/2048	308,000	263,143
5.25%, 1/15/2053	412,000	423,243
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	478,000	464,611
3.20%, 12/1/2051	263,000	187,864
Series 20A, 3.35%, 4/1/2030	282,000	271,608
3.60%, 6/15/2061 (b)	220,000	164,428
Series 2017, 3.88%, 6/15/2047	430,000	353,228
3.95%, 3/1/2043	190,000	163,172
Series 20B, 3.95%, 4/1/2050	575,000	492,637
Series D, 4.00%, 12/1/2028 (b)	143,000	142,708
Series A, 4.13%, 5/15/2049	200,000	170,938
Series 12-A, 4.20%, 3/15/2042	125,000	111,833
Series C, 4.30%, 12/1/2056	525,000	460,236
4.45%, 3/15/2044	284,000	261,135
4.50%, 12/1/2045	317,000	290,553
4.50%, 5/15/2058	379,000	333,330
4.63%, 12/1/2054	248,000	229,683
Series E, 4.65%, 12/1/2048	190,000	175,399
5.50%, 3/15/2034	551,000	589,603
Series 09-C, 5.50%, 12/1/2039	150,000	156,786
5.70%, 6/15/2040	310,000	330,742
Series 06-A, 5.85%, 3/15/2036 (b)	366,000	398,299
6.15%, 11/15/2052	180,000	205,688
Constellation Energy Generation LLC:
5.60%, 3/1/2028	150,000	156,596
5.75%, 3/15/2054	200,000	211,642
5.80%, 3/1/2033	205,000	219,901
6.13%, 1/15/2034 (b)	330,000	362,677
6.25%, 10/1/2039	254,000	284,325
6.50%, 10/1/2053	647,000	748,482
Consumers Energy Co.:
3.10%, 8/15/2050 (b)	300,000	224,838

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 8/1/2051	$260,000	$209,986
4.05%, 5/15/2048 (b)	255,000	220,843
4.20%, 9/1/2052	200,000	176,580
4.35%, 4/15/2049	125,000	113,000
4.60%, 5/30/2029	280,000	285,589
4.63%, 5/15/2033 (b)	300,000	303,792
4.65%, 3/1/2028	566,000	575,520
4.70%, 1/15/2030	115,000	117,844
4.90%, 2/15/2029 (b)	350,000	361,004
Dayton Power & Light Co. 3.95%, 6/15/2049	217,000	171,193
Dominion Energy South Carolina, Inc.:
6.05%, 1/15/2038	169,000	187,014
6.25%, 10/15/2053	247,000	288,261
6.63%, 2/1/2032	153,000	172,154
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	371,000	355,403
Series D, 2.85%, 8/15/2026	246,000	239,624
Series B, 3.30%, 4/15/2041	254,000	196,652
Series C, 3.38%, 4/1/2030	783,000	742,229
Series B, 3.60%, 3/15/2027	211,000	207,654
3.90%, 10/1/2025	214,300	212,980
4.25%, 6/1/2028	314,000	314,214
Series A, 4.60%, 3/15/2049	200,000	176,248
4.70%, 12/1/2044	288,000	259,883
Series B, 4.85%, 8/15/2052	100,000	92,652
Series C, 4.90%, 8/1/2041	300,000	283,623
Series F, 5.25%, 8/1/2033	161,000	166,022
5.38%, 11/15/2032	292,000	305,657
Series B, 5.95%, 6/15/2035	472,000	510,562
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	276,000	256,669
2.25%, 3/1/2030 (b)	412,000	374,908
2.95%, 3/1/2050	113,000	79,902
Series A, 3.00%, 3/1/2032	415,000	379,127
Series B, 3.25%, 4/1/2051	250,000	185,883
3.70%, 3/15/2045	200,000	166,184
3.75%, 8/15/2047	220,000	179,322
3.95%, 3/1/2049	363,000	307,697
Series A, 4.05%, 5/15/2048	200,000	172,998
5.20%, 3/1/2034	375,000	392,824
5.40%, 4/1/2053 (b)	275,000	289,206
DTE Energy Co.:
2.85%, 10/1/2026	413,000	402,031
Series C, 3.40%, 6/15/2029	339,000	324,209
4.88%, 6/1/2028	110,000	112,349
4.95%, 7/1/2027	65,000	66,122
5.10%, 3/1/2029 (b)	655,000	674,499
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	290,000	268,836
2.45%, 2/1/2030	200,000	183,190
2.85%, 3/15/2032	169,000	152,501
3.70%, 12/1/2047	255,000	204,592
3.75%, 6/1/2045	361,000	298,092
Security Description	Principal Amount	Value
3.88%, 3/15/2046	$562,000	$467,162
4.00%, 9/30/2042	266,000	232,319
4.25%, 12/15/2041	212,000	192,267
4.95%, 1/15/2033	810,000	835,312
5.30%, 2/15/2040	325,000	338,601
5.40%, 1/15/2054	500,000	520,815
6.05%, 4/15/2038 (b)	439,000	489,595
6.10%, 6/1/2037	108,000	118,865
Duke Energy Corp.:
2.45%, 6/1/2030	736,000	664,152
2.55%, 6/15/2031	332,000	293,451
2.65%, 9/1/2026	422,000	410,581
3.15%, 8/15/2027	100,000	97,216
3.30%, 6/15/2041	100,000	78,845
3.50%, 6/15/2051	663,000	490,660
3.95%, 8/15/2047	266,000	215,681
4.30%, 3/15/2028	451,000	451,546
4.50%, 8/15/2032 (b)	649,000	641,997
4.80%, 12/15/2045	250,000	231,960
4.85%, 1/5/2029 (b)	353,000	360,364
5.00%, 12/8/2025	654,000	658,656
5.00%, 12/8/2027	135,000	138,309
5.00%, 8/15/2052	360,000	340,830
5.45%, 6/15/2034 (b)	195,000	203,648
5.80%, 6/15/2054	125,000	131,760
6.10%, 9/15/2053	217,000	238,153
Duke Energy Florida LLC:
1.75%, 6/15/2030	279,500	244,230
2.40%, 12/15/2031	161,000	141,257
3.80%, 7/15/2028	164,000	162,537
3.85%, 11/15/2042	220,000	186,688
5.65%, 4/1/2040	225,000	239,242
5.88%, 11/15/2033	205,000	224,377
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	336,738	321,692
Duke Energy Indiana LLC:
2.75%, 4/1/2050	255,000	167,377
Series YYY, 3.25%, 10/1/2049	333,000	243,266
5.40%, 4/1/2053	828,000	852,558
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (b)	478,000	426,591
3.65%, 2/1/2029	515,000	504,185
4.30%, 2/1/2049	240,000	207,514
5.25%, 4/1/2033	325,000	339,391
5.65%, 4/1/2053	269,000	284,944
Duke Energy Progress LLC:
2.90%, 8/15/2051	400,000	272,644
3.60%, 9/15/2047	319,000	251,822
3.70%, 9/1/2028	198,000	195,396
3.70%, 10/15/2046	169,000	135,905
4.15%, 12/1/2044	255,000	224,033
4.20%, 8/15/2045	401,000	352,904

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 3/15/2034 (b)	$168,000	$175,479
5.35%, 3/15/2053	395,000	408,462
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2039	150,000	127,460
Edison International:
5.45%, 6/15/2029 (b)	250,000	259,660
5.75%, 6/15/2027	493,000	508,889
Emera U.S. Finance LP 4.75%, 6/15/2046	438,000	390,372
Enel Chile SA 4.88%, 6/12/2028	181,000	181,529
Entergy Arkansas LLC:
2.65%, 6/15/2051	166,000	106,539
3.35%, 6/15/2052	350,000	256,746
3.50%, 4/1/2026 (b)	275,000	272,569
4.20%, 4/1/2049	250,000	213,093
5.15%, 1/15/2033	183,000	190,327
Entergy Corp.:
1.90%, 6/15/2028	163,000	149,616
2.40%, 6/15/2031	329,000	286,536
2.80%, 6/15/2030	520,000	475,379
2.95%, 9/1/2026	157,000	153,285
Entergy Louisiana LLC:
1.60%, 12/15/2030	176,000	149,649
2.35%, 6/15/2032	330,000	284,302
2.90%, 3/15/2051	250,000	166,768
3.05%, 6/1/2031 (b)	370,000	340,748
3.12%, 9/1/2027	515,700	503,607
4.00%, 3/15/2033	577,000	552,143
4.20%, 9/1/2048	625,000	537,119
4.20%, 4/1/2050	338,000	286,678
4.95%, 1/15/2045	357,000	342,467
5.15%, 9/15/2034	155,000	159,845
5.35%, 3/15/2034	250,000	261,537
5.70%, 3/15/2054	265,000	282,559
Entergy Mississippi LLC:
3.50%, 6/1/2051	10,000	7,456
3.85%, 6/1/2049	290,000	232,023
Entergy Texas, Inc.:
3.55%, 9/30/2049	125,000	95,093
5.55%, 9/15/2054	125,000	129,368
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	297,000	214,223
4.13%, 3/1/2042	250,000	218,578
4.25%, 12/1/2045	325,000	284,388
5.70%, 3/15/2053	138,000	145,774
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	298,000	250,091
4.20%, 6/15/2047	145,000	123,565
5.30%, 10/1/2041	331,000	335,369
5.40%, 4/1/2034	200,000	208,942
Evergy, Inc. 2.90%, 9/15/2029	398,000	369,698
Security Description	Principal Amount	Value
Eversource Energy:
Series R, 1.65%, 8/15/2030 (b)	$384,000	$328,316
2.90%, 3/1/2027	249,000	241,034
Series M, 3.30%, 1/15/2028	180,000	173,722
3.38%, 3/1/2032	450,000	410,035
3.45%, 1/15/2050	490,000	365,422
4.60%, 7/1/2027	333,000	335,038
5.13%, 5/15/2033	401,000	408,423
5.45%, 3/1/2028	1,165,000	1,207,802
Exelon Corp.:
2.75%, 3/15/2027	95,000	91,950
3.40%, 4/15/2026	354,000	349,688
4.05%, 4/15/2030 (b)	441,000	434,292
4.45%, 4/15/2046	125,000	111,351
4.70%, 4/15/2050	239,000	219,490
4.95%, 6/15/2035	550,000	550,753
5.10%, 6/15/2045	321,000	313,989
5.15%, 3/15/2029 (b)	250,000	259,102
5.45%, 3/15/2034 (b)	277,000	290,695
5.60%, 3/15/2053	354,000	368,900
5.63%, 6/15/2035	194,000	205,890
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	740,000	544,455
Series B, 3.90%, 7/15/2027	450,000	445,000
Florida Power & Light Co.:
2.45%, 2/3/2032	450,000	397,899
2.88%, 12/4/2051	317,000	219,503
3.15%, 10/1/2049	215,000	157,943
3.70%, 12/1/2047	409,000	334,161
3.95%, 3/1/2048	310,000	266,327
4.05%, 10/1/2044	500,000	442,745
4.40%, 5/15/2028	825,000	834,512
5.05%, 4/1/2028	1,049,000	1,083,009
5.15%, 6/15/2029	250,000	260,907
5.30%, 6/15/2034	280,000	297,203
5.30%, 4/1/2053 (b)	884,000	924,593
5.60%, 6/15/2054	180,000	196,407
5.65%, 2/1/2037	362,000	390,978
5.95%, 2/1/2038	127,000	140,415
Georgia Power Co.:
3.25%, 4/1/2026 (b)	153,000	151,029
3.25%, 3/30/2027	260,000	254,904
Series B, 3.70%, 1/30/2050	143,000	113,782
4.30%, 3/15/2042	445,600	405,790
4.30%, 3/15/2043	425,000	382,190
4.65%, 5/16/2028	570,000	580,585
4.95%, 5/17/2033	418,000	429,804
5.13%, 5/15/2052 (b)	342,000	343,118
5.25%, 3/15/2034	602,000	630,884
Idaho Power Co.:
5.20%, 8/15/2034 (b)	180,000	186,390
Series MTN, 5.50%, 3/15/2053	406,000	420,064

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Indiana Michigan Power Co.:
4.25%, 8/15/2048	$26,000	$22,061
Series K, 4.55%, 3/15/2046	128,000	115,899
5.63%, 4/1/2053	25,000	26,495
Interstate Power & Light Co.:
2.30%, 6/1/2030	84,000	74,973
3.50%, 9/30/2049 (b)	350,000	261,922
3.60%, 4/1/2029	200,000	194,246
3.70%, 9/15/2046	210,000	167,034
4.95%, 9/30/2034	85,000	86,323
5.45%, 9/30/2054	55,000	56,913
6.25%, 7/15/2039 (b)	135,000	150,080
ITC Holdings Corp.:
3.25%, 6/30/2026	267,000	262,055
3.35%, 11/15/2027 (b)	316,000	307,933
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	136,063	133,778
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054 (g)	250,000	252,570
Kentucky Utilities Co.:
3.30%, 6/1/2050	277,000	203,252
4.38%, 10/1/2045	452,000	403,604
5.13%, 11/1/2040	502,000	504,455
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	685,000	721,997
MidAmerican Energy Co.:
3.10%, 5/1/2027	448,000	438,870
3.15%, 4/15/2050	161,000	118,048
3.65%, 8/1/2048	338,000	272,066
3.95%, 8/1/2047	325,000	274,895
4.25%, 7/15/2049	200,000	176,720
4.40%, 10/15/2044	257,000	233,916
4.80%, 9/15/2043	216,000	208,252
5.30%, 2/1/2055	145,000	150,029
5.35%, 1/15/2034 (b)	470,000	499,356
Series MTN, 5.75%, 11/1/2035	150,000	163,868
5.85%, 9/15/2054	250,000	278,435
Mississippi Power Co.:
3.95%, 3/30/2028	70,000	69,208
Series 12-A, 4.25%, 3/15/2042	171,000	150,935
National Grid PLC:
5.42%, 1/11/2034 (b)	555,000	578,549
5.81%, 6/12/2033	100,000	106,921
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	190,000	180,120
Series MTN, 1.65%, 6/15/2031	150,000	125,192
2.40%, 3/15/2030	451,000	409,350
Security Description	Principal Amount	Value
2.75%, 4/15/2032	$586,000	$524,499
3.40%, 2/7/2028	167,000	163,331
3.70%, 3/15/2029	157,000	154,080
4.12%, 9/16/2027	115,000	115,795
4.30%, 3/15/2049	234,000	203,952
4.40%, 11/1/2048 (b)	226,000	197,983
4.80%, 3/15/2028 (b)	457,000	467,150
Series GMTN, 4.85%, 2/7/2029	500,000	513,205
Series MTN, 5.05%, 9/15/2028 (b)	270,000	278,861
Series MTN, 5.60%, 11/13/2026	180,000	185,321
5.80%, 1/15/2033	141,000	152,981
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (d)	292,000	306,623
Series MTN, 8.00%, 3/1/2032	200,000	242,788
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	125,000	113,484
Series CC, 3.70%, 5/1/2029	227,000	222,467
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	736,000	698,935
2.25%, 6/1/2030	1,325,000	1,185,080
2.44%, 1/15/2032 (b)	1,192,000	1,034,227
2.75%, 11/1/2029	426,000	397,454
3.55%, 5/1/2027	398,000	392,404
4.63%, 7/15/2027	630,000	639,639
4.95%, 1/29/2026	135,000	136,362
5.00%, 7/15/2032	656,000	675,365
5.25%, 3/15/2034	250,000	259,545
5.25%, 2/28/2053 (b)	675,000	677,653
5.55%, 3/15/2054	300,000	313,104
Northern States Power Co.:
2.25%, 4/1/2031	100,000	88,216
2.90%, 3/1/2050 (b)	437,500	306,005
3.20%, 4/1/2052	395,000	288,563
3.40%, 8/15/2042	350,000	286,370
3.60%, 5/15/2046	290,000	234,129
4.50%, 6/1/2052	360,000	330,437
5.10%, 5/15/2053 (b)	388,000	392,055
5.40%, 3/15/2054	295,000	311,856
5.65%, 6/15/2054	250,000	270,625
6.20%, 7/1/2037	239,000	269,862
NorthWestern Corp. 4.18%, 11/15/2044	150,000	129,083
NSTAR Electric Co.:
3.10%, 6/1/2051 (b)	150,000	105,728
3.20%, 5/15/2027	400,700	391,913
3.95%, 4/1/2030 (b)	250,000	246,962
4.40%, 3/1/2044	140,000	126,970
4.55%, 6/1/2052	535,000	491,836
4.95%, 9/15/2052	360,000	351,360
5.50%, 3/15/2040	155,000	161,403

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
OGE Energy Corp. 5.45%, 5/15/2029	$280,000	$291,847
Oglethorpe Power Corp.:
4.50%, 4/1/2047	365,000	320,339
5.05%, 10/1/2048	280,000	264,897
5.38%, 11/1/2040	232,000	228,474
5.80%, 6/1/2054 (b) (c)	50,000	52,615
6.20%, 12/1/2053	225,000	246,112
Ohio Edison Co. 6.88%, 7/15/2036	232,000	270,853
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	144,000	120,864
Series R, 2.90%, 10/1/2051	547,000	359,718
4.00%, 6/1/2049	227,000	186,090
4.15%, 4/1/2048	297,000	247,909
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	95,000	89,905
3.85%, 8/15/2047	241,000	195,694
4.15%, 4/1/2047	225,000	190,780
5.60%, 4/1/2053	500,000	526,600
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	563,000	543,537
2.75%, 5/15/2030 (b)	475,000	437,689
3.10%, 9/15/2049	394,000	282,975
3.70%, 11/15/2028 (b)	270,000	265,923
3.70%, 5/15/2050	200,000	158,550
3.80%, 9/30/2047	201,000	165,208
3.80%, 6/1/2049	207,000	168,219
4.10%, 11/15/2048	232,000	197,328
4.30%, 5/15/2028 (b)	440,000	442,477
4.55%, 9/15/2032	293,000	294,409
4.95%, 9/15/2052	111,000	108,287
5.25%, 9/30/2040	280,000	286,815
5.30%, 6/1/2042	260,000	265,728
5.75%, 3/15/2029	100,000	106,026
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	546,000	511,935
2.50%, 2/1/2031	895,000	784,441
2.95%, 3/1/2026 (b)	104,000	101,516
3.00%, 6/15/2028	165,000	157,032
3.15%, 1/1/2026	456,000	447,477
3.25%, 6/1/2031	553,000	504,048
3.30%, 8/1/2040	312,000	242,599
3.50%, 8/1/2050 (b)	595,000	430,863
3.75%, 7/1/2028	220,000	214,051
3.75%, 8/15/2042	5,000	3,960
4.00%, 12/1/2046	168,000	133,647
4.20%, 3/1/2029	205,000	201,948
4.20%, 6/1/2041	648,000	548,908
4.40%, 3/1/2032 (b)	246,000	238,910
4.50%, 7/1/2040	678,600	611,161
4.55%, 7/1/2030 (b)	533,000	529,146
4.95%, 7/1/2050	987,000	898,841
5.80%, 5/15/2034 (b)	155,000	163,880
Security Description	Principal Amount	Value
5.90%, 6/15/2032	$400,000	$423,548
5.90%, 10/1/2054	115,000	119,131
6.10%, 1/15/2029	605,000	639,055
6.15%, 1/15/2033	350,000	376,141
6.40%, 6/15/2033	433,000	473,321
6.70%, 4/1/2053	320,000	365,920
6.75%, 1/15/2053	634,000	723,781
6.95%, 3/15/2034 (b)	445,000	506,499
PacifiCorp:
2.70%, 9/15/2030	175,000	158,891
2.90%, 6/15/2052	664,000	429,688
3.30%, 3/15/2051	543,000	383,613
4.15%, 2/15/2050	590,000	489,670
5.10%, 2/15/2029	268,000	276,788
5.35%, 12/1/2053	995,000	984,523
5.45%, 2/15/2034 (b)	650,000	675,727
5.50%, 5/15/2054	245,000	246,151
5.80%, 1/15/2055	610,000	640,280
6.00%, 1/15/2039	165,000	178,406
6.25%, 10/15/2037	220,000	243,551
6.35%, 7/15/2038	140,000	154,721
PECO Energy Co.:
2.85%, 9/15/2051	216,000	146,390
3.05%, 3/15/2051	168,000	119,398
3.70%, 9/15/2047	227,000	183,464
3.90%, 3/1/2048	140,000	117,331
4.38%, 8/15/2052	322,000	289,974
4.60%, 5/15/2052	203,000	188,465
5.25%, 9/15/2054	415,000	428,500
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2033	326,328	298,923
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	76,411	75,226
Series A-1, 4.02%, 6/1/2033	128,071	127,373
Series A-2, 4.26%, 6/1/2038	280,000	272,728
Series A-3, 4.38%, 6/3/2041	425,000	414,039
Series A-4, 4.45%, 12/1/2049	560,000	519,456
Series A-5, 4.67%, 12/1/2053	284,000	269,527
Series A-2, 4.72%, 6/1/2039	200,000	202,564
Series A-3, 5.08%, 6/1/2043	325,000	340,285
Series A-5, 5.10%, 6/1/2054	214,000	216,422
Series A-4, 5.21%, 12/1/2049	615,000	626,064
Potomac Electric Power Co. 4.15%, 3/15/2043	228,000	202,480
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	116,000	113,572
5.25%, 9/1/2034	115,000	118,386
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	220,000	157,465
3.95%, 6/1/2047	160,000	136,118

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 6/15/2044	$180,000	$160,114
4.85%, 2/15/2034	285,000	292,048
Progress Energy, Inc.:
6.00%, 12/1/2039	300,000	324,150
7.75%, 3/1/2031 (b)	641,000	751,335
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	236,800	204,029
3.60%, 9/15/2042	322,000	262,993
3.70%, 6/15/2028	226,000	222,578
3.80%, 6/15/2047	250,000	199,800
4.05%, 9/15/2049	384,000	318,013
Series 39, 4.50%, 6/1/2052	250,000	224,005
Series 17, 6.25%, 9/1/2037	229,000	256,750
6.50%, 8/1/2038	154,000	177,229
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	216,000	188,086
Public Service Co. of Oklahoma:
Series K, 3.15%, 8/15/2051 (b)	154,000	107,022
5.25%, 1/15/2033	150,000	154,454
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026 (b)	248,000	236,845
Series MTN, 2.05%, 8/1/2050	200,000	117,060
Series MTN, 2.25%, 9/15/2026 (b)	302,000	291,901
Series MTN, 2.45%, 1/15/2030	204,000	187,029
Series MTN, 2.70%, 5/1/2050	193,000	129,916
Series MTN, 3.00%, 3/1/2051	295,000	209,562
Series MTN, 3.10%, 3/15/2032	368,000	338,137
Series MTN, 3.15%, 1/1/2050	172,000	126,286
Series MTN, 3.20%, 5/15/2029	108,000	103,757
Series MTN, 3.60%, 12/1/2047	457,000	365,851
Series MTN, 4.05%, 5/1/2048	300,000	258,171
Series MTN, 4.65%, 3/15/2033	200,000	202,690
4.85%, 8/1/2034	250,000	255,585
Series MTN, 4.90%, 12/15/2032	125,000	129,290
Series MTN, 5.20%, 3/1/2034	276,000	289,582
5.30%, 8/1/2054	190,000	199,069
Series MTN, 5.45%, 3/1/2054 (b)	250,000	265,350
Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	$310,000	$264,997
2.45%, 11/15/2031	199,000	174,340
5.85%, 11/15/2027	334,000	349,848
5.88%, 10/15/2028	492,000	519,050
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	331,000	238,052
4.22%, 6/15/2048	165,000	141,040
5.33%, 6/15/2034	215,000	225,305
5.45%, 6/1/2053	750,000	776,527
5.69%, 6/15/2054	85,000	91,297
6.27%, 3/15/2037	156,000	174,077
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	295,500	255,746
Series WWW, 2.95%, 8/15/2051	538,000	377,703
Series RRR, 3.75%, 6/1/2047	257,000	209,288
4.95%, 8/15/2028	389,000	399,799
5.55%, 4/15/2054	250,000	264,287
SCE Recovery Funding LLC:
Series A-1, 4.70%, 6/15/2042	47,170	47,316
Series A-2, 5.11%, 12/14/2049	410,000	414,518
Sempra:
3.40%, 2/1/2028	541,000	524,813
3.70%, 4/1/2029	263,000	255,060
3.80%, 2/1/2038	361,000	315,474
4.00%, 2/1/2048	200,000	162,276
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (d)	306,089	291,691
5.40%, 8/1/2026	200,000	203,810
5.50%, 8/1/2033	318,000	333,948
6.00%, 10/15/2039	558,000	596,848
Sierra Pacific Power Co. 2.60%, 5/1/2026	724,000	706,081
Southern California Edison Co.:
2.25%, 6/1/2030	430,500	384,837
Series G, 2.50%, 6/1/2031	145,000	128,341
2.75%, 2/1/2032	130,000	115,657
3.45%, 2/1/2052	355,000	264,092
3.65%, 2/1/2050	404,000	314,704
Series H, 3.65%, 6/1/2051	325,000	248,134
Series 2013-A, 3.90%, 3/15/2043	428,000	358,467
4.00%, 4/1/2047	638,000	533,783
4.05%, 3/15/2042	309,000	266,454
Series C, 4.13%, 3/1/2048	396,000	334,850
4.40%, 9/6/2026 (b)	500,000	503,805
4.50%, 9/1/2040	590,000	550,529
4.65%, 10/1/2043	373,000	348,158
Series D, 4.70%, 6/1/2027	194,000	196,702
4.88%, 2/1/2027	500,000	507,990

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.88%, 3/1/2049	$423,000	$401,901
5.15%, 6/1/2029	200,000	207,508
Series 2005-E, 5.35%, 7/15/2035	210,000	219,202
Series 2006-E, 5.55%, 1/15/2037	118,000	124,885
Series 2006-A, 5.63%, 2/1/2036	195,000	206,164
5.65%, 10/1/2028	255,000	268,135
Series 2004-G, 5.75%, 4/1/2035	280,000	300,362
5.85%, 11/1/2027	356,000	374,039
5.88%, 12/1/2053	210,000	227,743
5.95%, 11/1/2032 (b)	202,000	219,867
Southern Co.:
3.25%, 7/1/2026	562,000	552,626
Series A, 3.70%, 4/30/2030	100,000	96,672
4.40%, 7/1/2046	593,000	532,757
4.85%, 6/15/2028 (b)	500,000	512,180
4.85%, 3/15/2035	250,000	252,037
5.11%, 8/1/2027	122,000	124,819
5.15%, 10/6/2025	302,000	304,153
5.20%, 6/15/2033	490,000	507,885
5.70%, 10/15/2032	255,000	273,383
Southern Power Co. 4.15%, 12/1/2025	589,000	586,891
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	295,000	284,522
Series K, 2.75%, 10/1/2026	441,000	427,294
Series L, 3.85%, 2/1/2048	225,000	175,070
5.30%, 4/1/2033	211,000	217,647
6.20%, 3/15/2040	375,000	408,251
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	225,000	157,212
3.40%, 8/15/2046	195,000	145,189
4.50%, 8/15/2041	200,000	182,354
6.00%, 6/1/2054	180,000	197,129
Tampa Electric Co.:
2.40%, 3/15/2031 (b)	271,000	237,943
3.45%, 3/15/2051	150,000	112,581
4.10%, 6/15/2042	150,000	132,180
4.30%, 6/15/2048	200,000	173,950
Toledo Edison Co. 6.15%, 5/15/2037 (b)	139,000	155,200
Tucson Electric Power Co.:
1.50%, 8/1/2030	473,000	403,895
3.25%, 5/1/2051 (b)	10,000	7,137
4.00%, 6/15/2050	240,000	194,827
4.85%, 12/1/2048 (b)	150,000	139,836
5.20%, 9/15/2034	145,000	148,400
Union Electric Co.:
2.15%, 3/15/2032	217,000	185,880
2.63%, 3/15/2051	200,000	129,558
2.95%, 6/15/2027	400,000	388,764
Security Description	Principal Amount	Value
3.25%, 10/1/2049	$200,000	$146,926
3.65%, 4/15/2045	250,000	201,610
3.90%, 9/15/2042	335,000	288,117
5.13%, 3/15/2055 (g)	145,000	146,151
5.25%, 1/15/2054	390,000	396,025
Virginia Electric & Power Co.:
2.30%, 11/15/2031	345,000	300,802
2.40%, 3/30/2032 (b)	267,000	232,779
3.30%, 12/1/2049	826,000	604,194
Series B, 3.75%, 5/15/2027	523,000	519,083
Series A, 3.80%, 4/1/2028 (b)	150,000	148,581
Series B, 4.20%, 5/15/2045	395,000	341,912
4.45%, 2/15/2044	367,000	334,183
Series C, 4.63%, 5/15/2052	236,000	216,438
Series D, 4.65%, 8/15/2043	287,000	270,268
5.05%, 8/15/2034	105,000	107,847
5.30%, 8/15/2033	600,000	625,920
5.35%, 1/15/2054	143,000	146,541
5.45%, 4/1/2053	349,000	362,684
5.55%, 8/15/2054	85,000	89,392
5.70%, 8/15/2053	125,000	133,908
Series B, 6.00%, 1/15/2036	294,000	322,012
8.88%, 11/15/2038	206,000	284,445
Virginia Power Fuel Securitization LLC:
Series A-2, 4.88%, 5/1/2033	175,000	180,422
Series A-1, 5.09%, 5/1/2029	300,000	303,975
WEC Energy Group, Inc.:
1.38%, 10/15/2027	360,000	331,204
1.80%, 10/15/2030 (b)	141,000	121,866
2.20%, 12/15/2028 (b)	638,000	588,791
4.75%, 1/9/2026	239,000	240,056
4.75%, 1/15/2028 (b)	185,000	187,962
5.15%, 10/1/2027	550,000	564,745
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	185,000	175,841
3.05%, 10/15/2027	141,000	136,919
3.65%, 4/1/2050	200,000	154,900
4.95%, 4/1/2033	250,000	255,245
Xcel Energy, Inc.:
2.60%, 12/1/2029	264,200	241,600
3.35%, 12/1/2026	188,000	184,231
3.40%, 6/1/2030	164,000	155,564
4.60%, 6/1/2032	464,000	459,782
5.50%, 3/15/2034 (b)	235,000	244,475
6.50%, 7/1/2036	5,000	5,534
		185,993,910
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	101,000	88,473
Emerson Electric Co.:
0.88%, 10/15/2026	583,000	549,174
1.80%, 10/15/2027	458,000	429,824
1.95%, 10/15/2030 (b)	163,000	144,542

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.20%, 12/21/2031	$262,000	$229,992
2.80%, 12/21/2051	225,000	154,460
		1,596,465
ELECTRONICS — 0.2%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	333,000	294,835
2.30%, 3/12/2031	351,000	307,852
Allegion U.S. Holding Co., Inc.:
5.41%, 7/1/2032	220,000	229,222
5.60%, 5/29/2034	500,000	523,015
Amphenol Corp.:
2.20%, 9/15/2031 (b)	107,000	92,500
2.80%, 2/15/2030	491,000	454,489
4.35%, 6/1/2029 (b)	263,000	264,909
5.05%, 4/5/2029	300,000	309,594
5.25%, 4/5/2034	200,000	209,004
Arrow Electronics, Inc.:
3.88%, 1/12/2028	197,000	192,463
5.15%, 8/21/2029	160,000	162,365
5.88%, 4/10/2034	315,000	326,781
Avnet, Inc. 4.63%, 4/15/2026	181,000	180,853
Flex Ltd.:
3.75%, 2/1/2026	247,000	244,261
4.88%, 6/15/2029	282,000	282,265
5.25%, 1/15/2032 (b)	235,000	237,127
6.00%, 1/15/2028	70,000	72,582
Fortive Corp.:
3.15%, 6/15/2026	341,000	334,340
4.30%, 6/15/2046	200,000	175,804
Honeywell International, Inc.:
1.10%, 3/1/2027	191,000	178,917
1.75%, 9/1/2031 (b)	290,000	248,852
1.95%, 6/1/2030	343,000	306,635
2.50%, 11/1/2026	219,000	213,238
2.70%, 8/15/2029 (b)	394,000	372,113
4.50%, 1/15/2034 (b)	650,000	655,389
4.65%, 7/30/2027	200,000	204,012
4.70%, 2/1/2030	200,000	205,528
4.75%, 2/1/2032	200,000	205,796
4.88%, 9/1/2029	360,000	373,111
4.95%, 2/15/2028 (b)	280,000	289,884
4.95%, 9/1/2031	250,000	261,488
5.00%, 2/15/2033 (b)	764,000	798,479
5.00%, 3/1/2035	495,000	514,914
5.25%, 3/1/2054	350,000	364,973
5.35%, 3/1/2064	250,000	263,968
5.70%, 3/15/2037	412,000	453,414
Hubbell, Inc.:
2.30%, 3/15/2031	419,000	367,459
3.35%, 3/1/2026	155,000	152,722
3.50%, 2/15/2028	100,000	97,584
Jabil, Inc.:
3.00%, 1/15/2031	247,000	221,591
3.60%, 1/15/2030	355,000	334,971
Security Description	Principal Amount	Value
Keysight Technologies, Inc.:
3.00%, 10/30/2029	$150,000	$140,073
4.60%, 4/6/2027 (b)	270,000	271,655
TD SYNNEX Corp.:
1.75%, 8/9/2026	101,000	96,000
2.38%, 8/9/2028	140,000	129,058
6.10%, 4/12/2034	125,000	132,446
Trimble, Inc.:
4.90%, 6/15/2028	272,000	275,966
6.10%, 3/15/2033	465,000	502,088
Tyco Electronics Group SA:
3.13%, 8/15/2027	277,000	270,277
3.70%, 2/15/2026	219,000	217,401
4.50%, 2/13/2026 (b)	241,000	242,285
4.63%, 2/1/2030 (b)	250,000	254,668
Vontier Corp.:
2.40%, 4/1/2028	367,000	337,570
2.95%, 4/1/2031	289,000	251,736
		15,100,522
ENGINEERING & CONSTRUCTION — 0.0% (a)
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	150,000	157,334
6.35%, 8/18/2028	400,000	425,620
MasTec, Inc. 5.90%, 6/15/2029 (b)	335,000	348,946
		931,900
ENTERTAINMENT — 0.1%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	1,844,000	1,783,037
4.05%, 3/15/2029	870,000	824,221
4.28%, 3/15/2032 (b)	1,261,000	1,119,945
5.05%, 3/15/2042	1,331,000	1,087,187
5.14%, 3/15/2052	200,000	154,190
		4,968,580
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
0.88%, 11/15/2025	215,000	206,787
1.45%, 2/15/2031	432,000	361,973
1.75%, 2/15/2032 (b)	126,000	104,788
2.90%, 7/1/2026	133,000	130,293
3.05%, 3/1/2050	471,000	339,426
3.38%, 11/15/2027	524,500	513,884
3.95%, 5/15/2028 (b)	297,000	295,438
5.00%, 12/15/2033	125,000	128,866
5.20%, 11/15/2034 (b)	400,000	417,648
Veralto Corp.:
5.45%, 9/18/2033	400,000	419,152
5.50%, 9/18/2026	200,000	204,374
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	98,774
2.60%, 2/1/2030	222,000	205,110
2.95%, 1/15/2052	229,000	157,087

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 6/1/2032	$261,000	$238,541
3.50%, 5/1/2029 (b)	244,000	237,541
4.25%, 12/1/2028	361,000	362,209
5.00%, 3/1/2034 (b)	260,000	266,708
Waste Management, Inc.:
0.75%, 11/15/2025 (b)	115,000	110,665
1.15%, 3/15/2028 (b)	214,000	194,267
1.50%, 3/15/2031 (b)	329,000	278,436
2.00%, 6/1/2029 (b)	204,000	186,556
2.50%, 11/15/2050	165,000	107,788
2.95%, 6/1/2041	145,000	113,116
3.15%, 11/15/2027	257,000	251,117
4.15%, 4/15/2032	460,000	456,049
4.15%, 7/15/2049 (b)	100,000	88,909
4.63%, 2/15/2030	370,000	378,880
4.63%, 2/15/2033 (b)	224,000	227,911
4.88%, 2/15/2034 (b)	500,000	515,615
4.95%, 7/3/2027 (b)	145,000	148,906
4.95%, 7/3/2031	110,000	114,429
		7,861,243
FOOD — 0.4%
Campbell Soup Co.:
2.38%, 4/24/2030 (b)	100,000	90,280
4.15%, 3/15/2028 (b)	228,000	228,046
4.75%, 3/23/2035 (g)	415,000	414,900
4.80%, 3/15/2048 (b)	671,000	626,660
5.25%, 10/13/2054 (g)	320,000	321,462
Conagra Brands, Inc.:
1.38%, 11/1/2027	175,000	160,134
4.60%, 11/1/2025	364,000	364,084
4.85%, 11/1/2028 (b)	356,000	361,329
5.30%, 10/1/2026	518,000	528,023
5.30%, 11/1/2038	377,000	378,421
5.40%, 11/1/2048	425,000	420,019
Flowers Foods, Inc.:
2.40%, 3/15/2031	110,000	95,950
3.50%, 10/1/2026	200,000	196,504
General Mills, Inc.:
2.25%, 10/14/2031 (b)	238,000	207,205
2.88%, 4/15/2030	940,000	873,824
3.00%, 2/1/2051 (b)	200,000	138,162
4.20%, 4/17/2028 (b)	475,000	475,361
4.70%, 1/30/2027	200,000	202,318
5.24%, 11/18/2025 (b)	300,000	299,982
5.40%, 6/15/2040	150,000	153,750
Hershey Co.:
1.70%, 6/1/2030	189,000	166,381
2.30%, 8/15/2026 (b)	20,000	19,422
3.13%, 11/15/2049	189,000	138,320
3.38%, 8/15/2046	129,000	102,027
4.25%, 5/4/2028 (b)	232,000	235,248
Hormel Foods Corp.:
1.70%, 6/3/2028	320,000	294,717
1.80%, 6/11/2030 (b)	200,000	176,032
3.05%, 6/3/2051	274,000	196,028
Security Description	Principal Amount	Value
Ingredion, Inc.:
2.90%, 6/1/2030	$355,000	$329,344
3.90%, 6/1/2050	125,000	99,315
J.M. Smucker Co.:
2.38%, 3/15/2030 (b)	365,000	330,781
3.38%, 12/15/2027 (b)	210,000	205,336
4.25%, 3/15/2035	411,000	393,816
6.20%, 11/15/2033 (b)	450,000	497,912
6.50%, 11/15/2043	260,000	293,628
6.50%, 11/15/2053 (b)	200,000	231,420
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
2.50%, 1/15/2027	365,000	349,061
3.63%, 1/15/2032 (b)	290,000	264,845
4.38%, 2/2/2052	305,000	241,926
5.13%, 2/1/2028	400,000	405,280
5.50%, 1/15/2030	547,000	554,111
5.75%, 4/1/2033	266,000	275,427
6.75%, 3/15/2034 (c)	576,000	638,029
7.25%, 11/15/2053 (c)	1,000,000	1,162,120
Kellanova:
2.10%, 6/1/2030 (b)	196,000	175,710
3.25%, 4/1/2026 (b)	303,000	298,197
3.40%, 11/15/2027	546,000	533,824
4.50%, 4/1/2046 (b)	203,000	184,941
5.75%, 5/16/2054	300,000	325,041
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	166,000	171,870
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	1,463,000	1,433,623
3.75%, 4/1/2030 (b)	336,000	327,862
4.25%, 3/1/2031 (b)	379,000	377,920
4.38%, 6/1/2046	719,000	636,351
4.63%, 10/1/2039	469,000	447,886
4.88%, 10/1/2049 (b)	685,000	644,962
5.00%, 6/4/2042	573,000	559,609
6.75%, 3/15/2032	176,000	199,364
Kroger Co.:
1.70%, 1/15/2031	247,000	209,058
2.20%, 5/1/2030	571,000	508,521
2.65%, 10/15/2026	318,000	308,619
3.70%, 8/1/2027	353,000	348,711
3.88%, 10/15/2046	536,000	430,740
4.45%, 2/1/2047	322,400	283,419
4.60%, 8/15/2027	185,000	186,595
4.65%, 9/15/2029	280,000	281,588
4.70%, 8/15/2026	190,000	191,362
4.90%, 9/15/2031	415,000	417,677
5.00%, 9/15/2034	340,000	342,978
5.40%, 1/15/2049	197,000	197,428
5.50%, 9/15/2054	180,000	181,087
5.65%, 9/15/2064	330,000	331,818
6.90%, 4/15/2038	268,000	314,077

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
McCormick & Co., Inc.:
2.50%, 4/15/2030 (b)	$830,000	$754,487
3.40%, 8/15/2027 (b)	315,000	308,577
4.20%, 8/15/2047	200,000	178,910
Mondelez International, Inc.:
1.50%, 2/4/2031 (b)	146,000	123,237
2.63%, 9/4/2050 (b)	479,000	311,546
2.75%, 4/13/2030	252,000	233,697
3.00%, 3/17/2032 (b)	100,000	90,986
4.75%, 2/20/2029 (b)	500,000	510,920
4.75%, 8/28/2034	250,000	251,843
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	273,000	242,503
4.25%, 4/15/2031	300,000	285,042
6.25%, 7/1/2033	556,000	589,927
6.88%, 5/15/2034	440,000	488,787
Sysco Corp.:
2.40%, 2/15/2030	287,000	260,197
3.15%, 12/14/2051	200,000	139,926
3.25%, 7/15/2027	299,000	291,316
3.30%, 7/15/2026 (b)	310,000	304,901
3.30%, 2/15/2050	250,000	183,165
3.75%, 10/1/2025	323,000	320,736
4.50%, 4/1/2046	178,000	158,582
5.75%, 1/17/2029	473,000	499,923
5.95%, 4/1/2030	347,000	372,605
6.60%, 4/1/2050	297,078	348,312
Tyson Foods, Inc.:
3.55%, 6/2/2027	660,000	647,605
4.00%, 3/1/2026	436,000	433,637
4.35%, 3/1/2029	289,000	287,749
4.55%, 6/2/2047 (b)	419,000	365,816
4.88%, 8/15/2034 (b)	383,000	381,388
5.40%, 3/15/2029	295,000	306,299
5.70%, 3/15/2034 (b)	105,000	110,580
		34,770,977
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	241,000	233,968
Georgia-Pacific LLC:
7.75%, 11/15/2029	184,000	213,902
8.88%, 5/15/2031	125,000	156,370
International Paper Co.:
4.35%, 8/15/2048 (b)	299,000	260,375
4.80%, 6/15/2044	599,000	565,576
5.00%, 9/15/2035 (b)	150,000	153,255
6.00%, 11/15/2041	499,000	544,254
Suzano Austria GmbH:
3.13%, 1/15/2032	368,000	320,031
3.75%, 1/15/2031	916,500	844,518
6.00%, 1/15/2029	200,000	206,888
Security Description	Principal Amount	Value
Suzano International Finance BV 5.50%, 1/17/2027	$251,000	$255,174
		3,754,311
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	229,000	194,277
2.63%, 9/15/2029 (b)	320,000	298,787
2.85%, 2/15/2052	260,000	175,734
3.00%, 6/15/2027	246,000	239,562
3.38%, 9/15/2049	461,000	349,207
4.13%, 10/15/2044	150,000	132,732
4.13%, 3/15/2049	303,000	259,762
5.00%, 12/15/2054 (g)	90,000	87,954
5.75%, 10/15/2052	300,000	327,819
5.90%, 11/15/2033 (b)	105,000	115,436
6.20%, 11/15/2053	200,000	230,656
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	561,000	482,449
4.10%, 9/1/2047	200,000	166,532
4.40%, 7/1/2032	350,000	344,837
5.25%, 3/1/2028	550,000	568,315
National Fuel Gas Co. 2.95%, 3/1/2031	221,000	194,991
NiSource, Inc.:
1.70%, 2/15/2031	250,000	211,068
3.49%, 5/15/2027	469,000	461,022
4.38%, 5/15/2047	489,000	429,758
4.80%, 2/15/2044	380,000	356,782
5.00%, 6/15/2052	519,000	499,242
5.20%, 7/1/2029	175,000	181,227
5.25%, 3/30/2028	472,000	486,207
5.40%, 6/30/2033	179,000	186,407
5.65%, 2/1/2045	170,000	176,339
5.95%, 6/15/2041	137,000	145,854
ONE Gas, Inc. 5.10%, 4/1/2029 (b)	527,000	546,462
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	281,000	247,769
5.10%, 2/15/2035	180,000	182,540
5.40%, 6/15/2033	100,000	104,672
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030	285,000	261,456
3.75%, 9/15/2042	350,000	292,033
Series VV, 4.30%, 1/15/2049	510,000	441,803
5.05%, 9/1/2034	95,000	97,965
5.75%, 6/1/2053	687,000	733,867
6.35%, 11/15/2052 (b)	379,000	438,169
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	146,000	123,953

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 10/1/2046	$280,000	$230,535
4.40%, 5/30/2047	498,000	431,811
4.95%, 9/15/2034	250,000	252,537
5.75%, 9/15/2033	315,000	338,345
Southwest Gas Corp.:
2.20%, 6/15/2030	234,000	207,605
3.18%, 8/15/2051	130,000	87,113
4.05%, 3/15/2032	207,000	196,909
5.45%, 3/23/2028 (b)	381,000	393,028
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034 (b)	315,000	327,326
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	200,000	156,120
Series K, 3.80%, 9/15/2046	125,000	101,739
		13,496,713
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 2.80%, 3/1/2031	116,000	103,710
Regal Rexnord Corp.:
6.05%, 2/15/2026	960,000	976,262
6.40%, 4/15/2033	385,000	411,484
Snap-on, Inc. 4.10%, 3/1/2048	362,000	315,211
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (b)	354,000	316,239
2.75%, 11/15/2050 (b)	446,000	280,686
3.40%, 3/1/2026	481,000	474,670
5.20%, 9/1/2040	137,000	137,500
		3,015,762
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028	233,000	214,013
1.40%, 6/30/2030 (b)	385,000	336,405
3.75%, 11/30/2026	434,000	433,688
4.75%, 11/30/2036	515,000	527,942
4.75%, 4/15/2043 (b)	275,000	278,438
4.90%, 11/30/2046	937,000	954,597
6.00%, 4/1/2039 (b)	183,000	211,156
6.15%, 11/30/2037	294,000	339,779
Agilent Technologies, Inc.:
4.20%, 9/9/2027	250,000	250,643
4.75%, 9/9/2034	250,000	249,490
Baxter International, Inc.:
1.92%, 2/1/2027	557,000	527,429
2.27%, 12/1/2028	375,000	345,049
2.54%, 2/1/2032 (b)	420,000	364,056
3.13%, 12/1/2051	476,000	324,327
3.95%, 4/1/2030 (b)	284,000	277,721
Boston Scientific Corp.:
2.65%, 6/1/2030	357,000	328,144
4.55%, 3/1/2039	346,000	338,831
4.70%, 3/1/2049 (b)	266,000	253,642
Security Description	Principal Amount	Value
Danaher Corp. 2.80%, 12/10/2051	$481,000	$329,774
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (b)	238,000	218,510
DH Europe Finance II SARL:
2.60%, 11/15/2029 (b)	142,000	132,255
3.25%, 11/15/2039	793,000	669,435
GE HealthCare Technologies, Inc.:
4.80%, 8/14/2029 (b)	115,000	117,165
5.60%, 11/15/2025	215,000	217,318
5.65%, 11/15/2027	435,000	452,209
5.86%, 3/15/2030	550,000	588,692
5.91%, 11/22/2032 (b)	530,000	573,873
6.38%, 11/22/2052	401,000	468,749
Koninklijke Philips NV 6.88%, 3/11/2038	246,000	284,059
Medtronic Global Holdings SCA 4.50%, 3/30/2033	625,000	628,537
Medtronic, Inc.:
4.38%, 3/15/2035	812,000	806,941
4.63%, 3/15/2045 (b)	419,000	402,072
Revvity, Inc.:
1.90%, 9/15/2028	155,000	141,174
2.25%, 9/15/2031	296,000	252,843
3.30%, 9/15/2029 (b)	323,000	305,028
Smith & Nephew PLC:
2.03%, 10/14/2030	375,000	325,871
5.15%, 3/20/2027	200,000	203,500
5.40%, 3/20/2034	135,000	140,366
Solventum Corp.:
5.40%, 3/1/2029 (c)	550,000	565,834
5.45%, 2/25/2027 (c)	225,000	229,664
5.45%, 3/13/2031 (c)	520,000	536,130
5.60%, 3/23/2034 (c)	500,000	517,920
5.90%, 4/30/2054 (b) (c)	260,000	269,807
STERIS Irish FinCo UnLtd Co.:
2.70%, 3/15/2031	245,000	218,219
3.75%, 3/15/2051	220,000	168,830
Stryker Corp.:
1.95%, 6/15/2030	158,000	139,252
3.38%, 11/1/2025 (b)	290,396	287,745
3.50%, 3/15/2026	479,000	474,138
4.10%, 4/1/2043	200,000	175,674
4.25%, 9/11/2029	250,000	250,465
4.38%, 5/15/2044	380,000	344,120
4.63%, 9/11/2034	250,000	251,025
4.63%, 3/15/2046 (b)	307,000	289,372
4.85%, 12/8/2028	250,000	256,370
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (b)	233,000	213,708
2.00%, 10/15/2031 (b)	270,000	233,782
2.60%, 10/1/2029	448,000	418,329
2.80%, 10/15/2041	366,000	279,075
4.10%, 8/15/2047 (b)	135,000	119,911

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 11/21/2027	$200,000	$205,046
4.95%, 11/21/2032	125,000	130,143
5.00%, 1/31/2029 (b)	335,000	347,227
5.09%, 8/10/2033	816,000	853,071
5.20%, 1/31/2034 (b)	270,000	284,931
5.30%, 2/1/2044	125,000	129,330
5.40%, 8/10/2043 (b)	160,000	170,208
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	101,000	99,384
5.20%, 9/15/2034 (b)	700,000	712,579
		22,985,010
HEALTH CARE SERVICES — 0.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	100,000	68,995
Adventist Health System:
2.95%, 3/1/2029 (b)	183,000	169,840
5.76%, 12/1/2034	150,000	156,173
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	139,000	110,591
4.27%, 8/15/2048	200,000	181,432
Aetna, Inc.:
3.88%, 8/15/2047	458,000	357,730
4.13%, 11/15/2042	200,000	166,478
4.50%, 5/15/2042	331,000	294,203
6.63%, 6/15/2036	210,000	237,638
AHS Hospital Corp. 5.02%, 7/1/2045	220,000	222,222
Allina Health System Series 2019, 3.89%, 4/15/2049	100,000	83,024
Ascension Health:
Series B, 2.53%, 11/15/2029	137,000	127,258
Series B, 3.11%, 11/15/2039	213,000	177,054
3.95%, 11/15/2046	298,000	260,082
Banner Health:
1.90%, 1/1/2031	200,000	173,536
2.91%, 1/1/2042	100,000	77,106
2.91%, 1/1/2051	177,000	126,300
Series 2020, 3.18%, 1/1/2050	150,000	112,218
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	325,000	228,303
4.19%, 11/15/2045	100,000	90,392
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	255,000	186,686
3.46%, 6/1/2030	212,000	204,020
Centene Corp.:
2.45%, 7/15/2028	310,000	285,535
2.50%, 3/1/2031	577,000	496,133
Security Description	Principal Amount	Value
2.63%, 8/1/2031	$308,000	$264,165
3.00%, 10/15/2030	215,000	192,436
3.38%, 2/15/2030	751,000	692,054
4.25%, 12/15/2027	1,138,000	1,118,278
4.63%, 12/15/2029	1,331,000	1,303,089
Children's Health System of Texas 2.51%, 8/15/2050	200,000	131,054
Children's Hospital Series 2020, 2.93%, 7/15/2050	238,000	164,836
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	150,000	138,810
Cigna Group 5.69%, 3/15/2026	300,000	300,003
Cigna Holding Co. 5.38%, 2/15/2042	115,000	108,791
City of Hope:
Series 2018, 4.38%, 8/15/2048	125,000	107,290
Series 2013, 5.62%, 11/15/2043	135,000	138,249
Cleveland Clinic Foundation 4.86%, 1/1/2114 (b)	250,000	240,403
CommonSpirit Health:
2.78%, 10/1/2030	290,000	263,572
3.35%, 10/1/2029	375,000	357,161
3.91%, 10/1/2050	367,000	294,323
4.35%, 11/1/2042	300,000	269,175
5.32%, 12/1/2034	435,000	448,994
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (b)	655,000	463,956
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	250,000	197,318
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	200,000	153,090
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	186,000	153,154
Dignity Health:
4.50%, 11/1/2042	230,000	208,642
5.27%, 11/1/2064 (b)	789,000	777,528
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	310,000	265,686
Elevance Health, Inc.:
1.50%, 3/15/2026	376,000	361,659
2.25%, 5/15/2030	266,000	238,051
2.55%, 3/15/2031 (b)	416,000	372,520

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 9/15/2029 (b)	$653,000	$612,723
3.13%, 5/15/2050	599,000	424,230
3.60%, 3/15/2051	360,000	276,894
3.65%, 12/1/2027	611,000	602,348
3.70%, 9/15/2049	152,000	119,589
4.10%, 3/1/2028 (b)	444,700	442,846
4.55%, 3/1/2048	437,000	393,444
4.55%, 5/15/2052	324,000	288,930
4.63%, 5/15/2042	181,000	169,646
4.65%, 8/15/2044	429,000	401,278
4.90%, 2/8/2026	260,000	260,010
5.10%, 1/15/2044	492,000	486,017
5.13%, 2/15/2053 (b)	222,000	217,669
5.35%, 10/15/2025	145,000	146,214
5.38%, 6/15/2034	350,000	367,783
5.50%, 10/15/2032 (b)	359,000	381,398
6.38%, 6/15/2037	227,000	257,118
Hackensack Meridian Health, Inc. 4.21%, 7/1/2048 (b)	430,000	385,095
HCA, Inc.:
2.38%, 7/15/2031	119,000	102,864
3.13%, 3/15/2027	365,000	354,649
3.50%, 9/1/2030	960,000	904,627
3.50%, 7/15/2051	327,000	235,411
3.63%, 3/15/2032 (b)	703,000	650,219
4.13%, 6/15/2029	574,000	565,149
4.50%, 2/15/2027	500,700	501,396
4.63%, 3/15/2052	321,000	278,532
5.13%, 6/15/2039	306,000	301,220
5.20%, 6/1/2028 (b)	651,000	667,620
5.25%, 6/15/2026	280,700	282,743
5.25%, 6/15/2049	978,000	929,579
5.38%, 9/1/2026 (b)	199,000	201,223
5.45%, 4/1/2031	190,000	197,915
5.45%, 9/15/2034	65,000	66,892
5.50%, 6/1/2033	488,000	506,627
5.50%, 6/15/2047	839,000	833,186
5.60%, 4/1/2034	500,000	521,055
5.63%, 9/1/2028 (b)	528,000	548,244
5.88%, 2/1/2029	350,000	366,761
5.90%, 6/1/2053	375,000	391,309
5.95%, 9/15/2054	125,000	131,248
6.00%, 4/1/2054	435,000	459,865
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	75,000	62,152
Humana, Inc.:
1.35%, 2/3/2027	361,000	337,452
2.15%, 2/3/2032 (b)	585,000	490,967
3.13%, 8/15/2029	440,000	415,395
3.70%, 3/23/2029 (b)	311,000	302,634
3.95%, 8/15/2049	200,000	158,208
4.63%, 12/1/2042	249,000	223,111
4.80%, 3/15/2047	235,000	212,308
Security Description	Principal Amount	Value
4.88%, 4/1/2030	$150,000	$152,670
5.38%, 4/15/2031	385,000	398,529
5.50%, 3/15/2053	340,000	335,403
5.75%, 3/1/2028	270,000	281,723
5.75%, 12/1/2028 (b)	150,000	157,707
5.88%, 3/1/2033	250,000	265,283
Icon Investments Six DAC 6.00%, 5/8/2034	200,000	212,660
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	477,000	412,381
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	111,000	87,668
IQVIA, Inc.:
5.70%, 5/15/2028	300,000	311,763
6.25%, 2/1/2029	335,000	356,169
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	305,000	261,321
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	575,000	412,269
Series 2019, 3.27%, 11/1/2049	555,000	422,538
4.15%, 5/1/2047	621,000	557,012
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	229,000	218,720
2.70%, 6/1/2031 (b)	534,000	476,841
4.35%, 4/1/2030	250,000	247,858
4.55%, 4/1/2032	250,000	247,203
4.70%, 2/1/2045 (b)	205,000	188,321
4.80%, 10/1/2034	250,000	246,918
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (b)	300,000	225,981
Series 2020, 3.34%, 7/1/2060	175,000	127,129
Series 2017, 3.77%, 7/1/2048	134,000	112,426
Mayo Clinic Series 2021, 3.20%, 11/15/2061	475,000	343,301
Memorial Health Services 3.45%, 11/1/2049	100,000	79,152
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052 (b)	174,000	153,842
Series 2015, 4.20%, 7/1/2055	595,000	531,692
5.00%, 7/1/2042	150,000	151,841
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	120,000	97,514

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Mount Sinai Hospital Series 2019, 3.74%, 7/1/2049	$215,000	$147,481
New York & Presbyterian Hospital Series 2019, 3.95%, 8/1/2119 (b)	525,000	411,547
Northwell Healthcare, Inc.:
3.98%, 11/1/2046 (b)	200,000	166,064
4.26%, 11/1/2047	151,000	130,544
Novant Health, Inc.:
2.64%, 11/1/2036	200,000	161,544
3.17%, 11/1/2051	359,000	258,947
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	210,000	156,629
4.78%, 7/1/2044	328,000	321,440
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	150,000	116,493
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	75,000	55,592
Orlando Health Obligated Group:
3.33%, 10/1/2050	150,000	114,351
4.09%, 10/1/2048 (b)	100,000	87,050
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	251,000	233,668
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	365,000	251,744
Presbyterian Healthcare Services 4.88%, 8/1/2052	200,000	199,380
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	108,000	99,079
Series I, 3.74%, 10/1/2047	175,000	141,699
Series A, 3.93%, 10/1/2048	634,000	517,065
5.40%, 10/1/2033	86,000	89,366
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (b)	251,000	226,239
2.95%, 6/30/2030	250,000	231,590
3.45%, 6/1/2026	217,000	214,131
4.20%, 6/30/2029	145,000	144,182
4.60%, 12/15/2027 (b)	85,000	86,119
4.63%, 12/15/2029	250,000	253,053
5.00%, 12/15/2034	250,000	253,158
6.40%, 11/30/2033	195,000	217,981
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	160,000	108,606
Security Description	Principal Amount	Value
Stanford Health Care Series 2018, 3.80%, 11/15/2048	$300,000	$253,737
Summa Health AGM, 3.51%, 11/15/2051 (h)	150,000	117,149
Sutter Health:
Series 20A, 2.29%, 8/15/2030	310,000	277,537
Series 20A, 3.36%, 8/15/2050 (b)	278,000	212,620
Series 2018, 4.09%, 8/15/2048	312,000	271,059
Texas Health Resources 2.33%, 11/15/2050	129,000	80,550
Toledo Hospital AGM, 5.75%, 11/15/2038 (h)	340,000	346,868
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	115,000	86,533
4.13%, 12/1/2045	230,000	205,006
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	214,000	204,593
1.25%, 1/15/2026	278,000	268,323
2.00%, 5/15/2030	261,700	233,308
2.30%, 5/15/2031 (b)	100,000	88,654
2.75%, 5/15/2040	325,000	248,736
2.88%, 8/15/2029	580,000	550,130
2.90%, 5/15/2050	246,000	172,168
2.95%, 10/15/2027	439,000	427,331
3.05%, 5/15/2041	250,000	197,288
3.25%, 5/15/2051	642,000	475,074
3.38%, 4/15/2027	567,000	559,431
3.45%, 1/15/2027	750,400	742,701
3.50%, 8/15/2039	741,600	638,658
3.75%, 10/15/2047	414,000	339,882
3.85%, 6/15/2028	626,000	623,145
3.88%, 12/15/2028	312,000	310,066
3.88%, 8/15/2059	401,000	318,502
4.00%, 5/15/2029	400,000	399,164
4.20%, 5/15/2032	400,000	396,792
4.20%, 1/15/2047	193,000	170,861
4.25%, 4/15/2047	287,000	253,682
4.25%, 6/15/2048	250,000	220,788
4.45%, 12/15/2048	400,000	363,156
4.50%, 4/15/2033	750,000	753,315
4.60%, 4/15/2027 (b)	500,000	509,080
4.63%, 7/15/2035 (b)	601,000	607,256
4.70%, 4/15/2029	404,000	414,128
4.75%, 7/15/2026 (b)	150,000	152,222
4.75%, 5/15/2052	558,000	531,573
4.80%, 1/15/2030	500,000	514,860
4.90%, 4/15/2031	500,000	517,150
4.95%, 1/15/2032	350,000	361,686
4.95%, 5/15/2062	100,000	96,610

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/15/2034	$504,000	$520,178
5.05%, 4/15/2053 (b)	543,000	539,009
5.15%, 10/15/2025	407,000	411,204
5.15%, 7/15/2034	450,000	469,516
5.20%, 4/15/2063	100,000	99,971
5.25%, 2/15/2028	359,000	373,414
5.30%, 2/15/2030	339,000	357,526
5.35%, 2/15/2033	775,000	822,593
5.38%, 4/15/2054	295,000	306,154
5.50%, 7/15/2044	500,000	528,940
5.50%, 4/15/2064	500,000	522,650
5.63%, 7/15/2054 (b)	450,000	482,508
5.70%, 10/15/2040	258,000	277,040
5.75%, 7/15/2064	245,000	264,480
5.88%, 2/15/2053	670,000	741,268
6.05%, 2/15/2063	985,000	1,112,489
6.50%, 6/15/2037	250,000	290,022
6.63%, 11/15/2037	321,000	377,775
6.88%, 2/15/2038 (b)	221,600	268,327
Universal Health Services, Inc.:
1.65%, 9/1/2026	106,000	100,387
2.65%, 10/15/2030 (b)	315,000	281,131
4.63%, 10/15/2029	175,000	173,966
5.05%, 10/15/2034	175,000	171,794
WakeMed Series A, 3.29%, 10/1/2052 (b)	168,000	129,185
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	73,684
		70,426,189
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
1.30%, 10/15/2026 (b)	190,000	179,706
1.40%, 10/15/2027	280,000	259,288
5.00%, 10/15/2034	105,000	106,324
Lennar Corp.:
4.75%, 11/29/2027 (b)	458,000	463,936
5.00%, 6/15/2027 (b)	124,000	125,978
5.25%, 6/1/2026	350,000	353,104
MDC Holdings, Inc. 6.00%, 1/15/2043	445,000	473,284
Meritage Homes Corp. 5.13%, 6/6/2027	340,000	342,985
NVR, Inc. 3.00%, 5/15/2030	300,000	277,989
PulteGroup, Inc. 5.00%, 1/15/2027	185,000	187,533
Toll Brothers Finance Corp. 4.35%, 2/15/2028	280,000	278,589
		3,048,716
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (b)	352,000	338,547
Security Description	Principal Amount	Value
4.40%, 3/15/2029 (b)	$500,000	$481,115
Whirlpool Corp.:
4.60%, 5/15/2050	250,000	209,122
4.70%, 5/14/2032 (b)	200,000	198,106
5.50%, 3/1/2033 (b)	307,000	313,315
5.75%, 3/1/2034 (b)	340,000	348,497
		1,888,702
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
3.10%, 8/15/2027 (b)	500,000	492,515
Series MTN, 4.00%, 8/15/2045 (b)	230,000	209,146
4.60%, 3/1/2028 (b)	280,000	287,325
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	290,000	251,790
2.38%, 12/1/2029	290,000	266,223
2.60%, 4/15/2030 (b)	550,000	507,342
3.13%, 12/1/2049	570,000	415,644
4.15%, 3/15/2047	342,000	298,402
4.38%, 5/15/2028 (b)	70,000	70,816
4.65%, 5/15/2033	300,000	303,561
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	761,000	747,469
3.63%, 3/24/2032	925,000	869,241
4.00%, 3/24/2052 (b)	261,000	221,521
Kenvue, Inc. 5.20%, 3/22/2063	529,000	542,437
Procter & Gamble Co.:
1.20%, 10/29/2030 (b)	400,000	342,136
1.95%, 4/23/2031 (b)	195,000	174,051
2.45%, 11/3/2026	534,000	520,356
2.80%, 3/25/2027	226,000	220,755
2.85%, 8/11/2027	153,000	149,319
3.00%, 3/25/2030 (b)	1,765,000	1,689,281
3.55%, 3/25/2040	100,000	89,782
3.60%, 3/25/2050	132,000	111,977
3.95%, 1/26/2028 (b)	468,000	470,934
4.05%, 1/26/2033 (b)	558,000	558,508
4.35%, 1/29/2029 (b)	504,000	516,539
5.55%, 3/5/2037	100,000	111,861
Unilever Capital Corp.:
1.75%, 8/12/2031 (b)	289,000	248,263
2.00%, 7/28/2026 (b)	325,000	314,636
2.90%, 5/5/2027	451,000	440,135
3.50%, 3/22/2028	378,000	372,145
4.25%, 8/12/2027	100,000	101,010
4.63%, 8/12/2034	110,000	111,501
		12,026,621
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp.:
4.88%, 12/6/2028	230,000	234,358
5.75%, 3/15/2033	260,000	278,694
Church & Dwight Co., Inc.:
3.15%, 8/1/2027	358,000	349,898

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 8/1/2047	$100,000	$83,544
5.00%, 6/15/2052 (b)	190,000	186,540
5.60%, 11/15/2032	130,000	139,824
Clorox Co.:
1.80%, 5/15/2030 (b)	955,000	835,768
4.60%, 5/1/2032 (b)	306,000	309,871
Kimberly-Clark Corp.:
1.05%, 9/15/2027	416,000	382,995
2.75%, 2/15/2026 (b)	171,000	168,023
2.88%, 2/7/2050 (b)	180,000	129,388
3.90%, 5/4/2047	257,000	219,314
3.95%, 11/1/2028 (b)	125,000	125,011
6.63%, 8/1/2037	645,000	773,903
		4,217,131
INSURANCE — 0.7%
Aflac, Inc.:
1.13%, 3/15/2026	655,000	626,376
4.00%, 10/15/2046	143,000	121,034
4.75%, 1/15/2049	428,000	402,543
Alleghany Corp.:
3.25%, 8/15/2051	540,000	391,846
3.63%, 5/15/2030	253,000	245,443
Allstate Corp.:
0.75%, 12/15/2025	261,000	250,179
1.45%, 12/15/2030	404,000	338,891
3.28%, 12/15/2026	134,000	131,706
3.85%, 8/10/2049 (b)	293,000	240,017
5.05%, 6/24/2029	200,000	206,140
5.25%, 3/30/2033 (b)	390,000	406,676
American Financial Group, Inc. 4.50%, 6/15/2047	257,000	228,177
American International Group, Inc.:
3.40%, 6/30/2030 (b)	343,000	324,715
3.90%, 4/1/2026	900	892
4.50%, 7/16/2044	200,000	182,964
4.75%, 4/1/2048	300,000	284,313
4.80%, 7/10/2045	463,000	442,313
5.13%, 3/27/2033 (b)	888,000	915,759
American National Group, Inc.:
5.00%, 6/15/2027 (b)	250,000	251,507
5.75%, 10/1/2029 (g)	125,000	125,663
Aon Corp.:
2.80%, 5/15/2030	717,000	660,156
3.75%, 5/2/2029	340,000	331,935
6.25%, 9/30/2040	200,000	220,052
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031 (b)	242,000	206,925
2.85%, 5/28/2027 (b)	170,000	164,980
2.90%, 8/23/2051	244,000	161,723
5.00%, 9/12/2032	335,000	343,479
Aon Global Ltd. 3.88%, 12/15/2025	210,000	209,213
Security Description	Principal Amount	Value
Aon North America, Inc.:
5.13%, 3/1/2027	$190,000	$194,419
5.15%, 3/1/2029	500,000	516,435
5.30%, 3/1/2031	490,000	511,192
5.45%, 3/1/2034	500,000	525,015
5.75%, 3/1/2054	500,000	529,305
Arch Capital Finance LLC 4.01%, 12/15/2026	391,000	388,904
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	365,000	356,572
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	160,000	137,162
3.05%, 3/9/2052	125,000	82,909
3.50%, 5/20/2051	530,000	392,407
5.45%, 7/15/2034	500,000	520,935
6.50%, 2/15/2034 (b)	160,000	178,606
Assurant, Inc.:
3.70%, 2/22/2030	239,000	226,629
4.90%, 3/27/2028	175,000	176,444
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031 (b)	185,000	167,479
6.13%, 9/15/2028	165,000	175,105
Athene Holding Ltd.:
3.95%, 5/25/2051	214,000	164,380
4.13%, 1/12/2028	515,000	508,238
5.88%, 1/15/2034	285,000	298,093
6.65%, 2/1/2033	433,000	476,105
AXIS Specialty Finance LLC 3.90%, 7/15/2029 (b)	200,000	194,390
AXIS Specialty Finance PLC 4.00%, 12/6/2027	139,000	136,868
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (b)	228,000	204,151
2.30%, 3/15/2027	500,000	484,170
2.85%, 10/15/2050	766,000	537,655
2.88%, 3/15/2032	280,000	258,546
3.85%, 3/15/2052	791,000	667,446
4.20%, 8/15/2048	642,000	590,120
4.25%, 1/15/2049	890,000	825,297
4.40%, 5/15/2042 (b)	125,000	122,663
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026 (b)	554,000	547,485
4.50%, 2/11/2043 (b)	545,500	544,987
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	349,000	341,416
3.85%, 12/22/2051 (b)	406,000	281,090
5.63%, 5/15/2030 (b)	444,000	460,384
Brown & Brown, Inc.:
2.38%, 3/15/2031 (b)	622,000	538,385
4.20%, 3/17/2032	300,000	287,604
5.65%, 6/11/2034	125,000	131,089
Chubb Corp.:
6.00%, 5/11/2037	211,400	236,595
Series 1, 6.50%, 5/15/2038	276,000	323,820

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Chubb INA Holdings LLC:
2.85%, 12/15/2051	$150,000	$104,499
3.05%, 12/15/2061	272,000	185,550
3.35%, 5/3/2026	938,000	926,960
4.15%, 3/13/2043	105,000	94,390
4.35%, 11/3/2045	440,000	405,935
4.65%, 8/15/2029 (b)	100,000	102,283
5.00%, 3/15/2034	715,000	742,284
Cincinnati Financial Corp. 6.13%, 11/1/2034	242,000	262,819
CNA Financial Corp.:
2.05%, 8/15/2030	180,000	157,840
3.45%, 8/15/2027	181,000	177,087
3.90%, 5/1/2029	320,000	313,962
5.13%, 2/15/2034	105,000	107,370
CNO Financial Group, Inc. 5.25%, 5/30/2029	150,000	151,791
Corebridge Financial, Inc.:
3.65%, 4/5/2027	1,810,000	1,780,587
3.90%, 4/5/2032 (b)	275,000	257,862
6.05%, 9/15/2033	165,000	176,047
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (d)	268,000	277,265
Enstar Group Ltd. 3.10%, 9/1/2031 (b)	641,000	553,920
Equitable Holdings, Inc.:
4.35%, 4/20/2028	881,000	877,740
5.59%, 1/11/2033	254,000	266,113
Essent Group Ltd. 6.25%, 7/1/2029	250,000	260,752
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	402,000	268,745
3.50%, 10/15/2050	395,000	287,256
F&G Annuities & Life, Inc. 7.40%, 1/13/2028 (b)	230,000	242,882
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	150,000	137,130
4.85%, 4/17/2028	270,000	273,116
6.00%, 12/7/2033 (c)	689,000	726,316
6.10%, 3/15/2055 (c)	300,000	312,510
6.35%, 3/22/2054 (c)	200,000	214,022
Fidelity National Financial, Inc.:
3.20%, 9/17/2051 (b)	115,000	76,960
3.40%, 6/15/2030	256,000	238,490
First American Financial Corp.:
4.00%, 5/15/2030	262,000	249,078
5.45%, 9/30/2034	100,000	99,535
Globe Life, Inc.:
2.15%, 8/15/2030	222,000	191,362
4.55%, 9/15/2028 (b)	150,000	150,024
5.85%, 9/15/2034 (b)	75,000	77,480
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	391,000	343,083
Security Description	Principal Amount	Value
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	$800,000	$540,792
3.60%, 8/19/2049	150,000	117,357
4.30%, 4/15/2043	109,000	97,640
4.40%, 3/15/2048	310,000	276,901
Jackson Financial, Inc.:
3.13%, 11/23/2031 (b)	475,000	415,848
5.67%, 6/8/2032	200,000	207,792
Kemper Corp.:
2.40%, 9/30/2030	150,000	130,044
3.80%, 2/23/2032 (b)	245,000	222,805
Lincoln National Corp.:
3.05%, 1/15/2030 (b)	224,000	207,899
3.80%, 3/1/2028 (b)	290,000	284,620
7.00%, 6/15/2040 (b)	1,075,000	1,237,067
Loews Corp.:
3.20%, 5/15/2030	129,000	121,724
4.13%, 5/15/2043	348,000	307,538
Manulife Financial Corp.:
2.48%, 5/19/2027	100,000	96,072
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (b) (d)	690,000	680,154
4.15%, 3/4/2026	335,000	334,276
Markel Group, Inc.:
3.35%, 9/17/2029	235,000	223,069
4.15%, 9/17/2050	200,000	162,616
4.30%, 11/1/2047	200,000	168,228
5.00%, 4/5/2046	200,000	186,068
6.00%, 5/16/2054	205,000	217,929
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	183,000	163,750
2.38%, 12/15/2031	66,000	57,875
3.75%, 3/14/2026	394,000	391,636
4.20%, 3/1/2048	153,000	133,872
4.35%, 1/30/2047	304,000	272,129
4.38%, 3/15/2029	393,000	397,272
4.75%, 3/15/2039	156,000	154,101
4.90%, 3/15/2049	621,000	595,384
5.15%, 3/15/2034 (b)	356,000	372,938
5.40%, 9/15/2033	500,000	533,680
5.75%, 11/1/2032	116,000	126,309
6.25%, 11/1/2052	150,000	174,596
MetLife, Inc.:
3.60%, 11/13/2025	212,000	210,457
4.05%, 3/1/2045	433,500	378,402
4.13%, 8/13/2042	367,000	328,186
4.55%, 3/23/2030 (b)	635,000	649,770
4.72%, 12/15/2044	388,000	368,006
4.88%, 11/13/2043	177,000	173,910
5.00%, 7/15/2052 (b)	689,000	681,269
5.25%, 1/15/2054 (b)	470,000	484,420
5.30%, 12/15/2034	70,000	73,519
5.38%, 7/15/2033 (b)	287,000	305,101

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 6/15/2035 (b)	$325,000	$354,107
5.88%, 2/6/2041	222,000	242,133
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	188,000	192,459
NMI Holdings, Inc. 6.00%, 8/15/2029	295,000	303,602
Old Republic International Corp.:
3.85%, 6/11/2051	215,000	163,127
3.88%, 8/26/2026 (b)	246,000	243,579
PartnerRe Finance B LLC 3.70%, 7/2/2029	166,000	161,068
Primerica, Inc. 2.80%, 11/19/2031	176,000	154,778
Principal Financial Group, Inc.:
3.70%, 5/15/2029 (b)	434,000	423,263
4.63%, 9/15/2042	180,000	168,689
5.38%, 3/15/2033	108,000	112,962
6.05%, 10/15/2036	140,000	154,126
Progressive Corp.:
2.50%, 3/15/2027	224,000	216,046
3.20%, 3/26/2030	709,000	675,528
3.70%, 3/15/2052	145,000	116,695
4.13%, 4/15/2047	223,000	196,760
4.20%, 3/15/2048	455,000	402,275
4.35%, 4/25/2044	238,000	217,277
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026	129,000	124,451
Series MTN, 2.10%, 3/10/2030 (b)	391,000	352,862
Series MTN, 3.70%, 3/13/2051	434,000	343,355
3.91%, 12/7/2047	437,000	363,178
3.94%, 12/7/2049	1,505,000	1,243,506
Series MTN, 4.35%, 2/25/2050	244,000	216,587
Series MTN, 4.42%, 3/27/2048	517,000	459,773
Series MTN, 4.60%, 5/15/2044	395,000	373,492
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (d)	117,000	115,919
Series MTN, 5.70%, 12/14/2036 (b)	744,000	811,027
Series MTN, 6.63%, 12/1/2037	132,000	153,835
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (d)	116,000	125,710
Prudential Funding Asia PLC 3.13%, 4/14/2030 (b)	350,000	329,626
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030 (b)	341,000	317,768
3.90%, 5/15/2029	108,000	105,541
Security Description	Principal Amount	Value
6.00%, 9/15/2033	$125,000	$134,038
RenaissanceRe Holdings Ltd.:
3.60%, 4/15/2029	200,000	193,950
5.75%, 6/5/2033 (b)	165,000	173,111
Travelers Cos., Inc.:
3.05%, 6/8/2051	250,000	180,113
4.00%, 5/30/2047	158,000	136,706
4.05%, 3/7/2048	485,000	418,933
4.30%, 8/25/2045	369,000	334,410
5.35%, 11/1/2040	374,000	392,457
Series MTN, 6.25%, 6/15/2037	196,000	223,714
6.75%, 6/20/2036	554,000	653,820
Travelers Property Casualty Corp. 6.38%, 3/15/2033	140,000	159,001
Unum Group:
4.00%, 6/15/2029	150,000	146,964
4.13%, 6/15/2051	218,000	172,203
4.50%, 12/15/2049	100,000	85,183
5.75%, 8/15/2042	126,000	128,787
6.00%, 6/15/2054	105,000	109,339
W.R. Berkley Corp.:
4.00%, 5/12/2050	250,000	204,413
4.75%, 8/1/2044	235,000	219,582
Willis North America, Inc.:
2.95%, 9/15/2029	148,000	137,406
4.50%, 9/15/2028	429,500	429,728
4.65%, 6/15/2027	177,000	178,499
5.05%, 9/15/2048	250,000	234,378
5.35%, 5/15/2033	196,000	201,627
5.90%, 3/5/2054	500,000	523,425
XL Group Ltd. 5.25%, 12/15/2043 (b)	265,000	261,976
		63,959,045
INTERNET — 0.4%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (b)	100,000	74,040
3.15%, 2/9/2051 (b)	338,000	241,903
3.25%, 2/9/2061 (b)	390,000	268,995
3.40%, 12/6/2027 (b)	625,000	610,463
4.00%, 12/6/2037	275,000	253,498
4.20%, 12/6/2047 (b)	463,000	403,680
4.40%, 12/6/2057 (b)	229,000	202,319
4.50%, 11/28/2034	380,000	373,586
Alphabet, Inc.:
0.80%, 8/15/2027 (b)	309,000	286,199
1.10%, 8/15/2030 (b)	628,500	541,088
1.90%, 8/15/2040	495,000	353,242
2.00%, 8/15/2026 (b)	813,000	788,073
2.05%, 8/15/2050 (b)	786,000	489,450
2.25%, 8/15/2060 (b)	370,000	227,028
Amazon.com, Inc.:
1.00%, 5/12/2026	496,000	474,360
1.20%, 6/3/2027	529,000	494,271

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 6/3/2030 (b)	$511,000	$447,033
1.65%, 5/12/2028	397,000	367,594
2.10%, 5/12/2031	560,000	495,802
2.50%, 6/3/2050	288,000	190,345
2.70%, 6/3/2060 (b)	723,000	464,470
2.88%, 5/12/2041	710,000	564,947
3.10%, 5/12/2051	1,091,000	810,482
3.15%, 8/22/2027	1,026,000	1,007,193
3.25%, 5/12/2061	550,000	398,255
3.30%, 4/13/2027	1,070,000	1,056,261
3.45%, 4/13/2029 (b)	692,000	681,842
3.60%, 4/13/2032	306,000	295,669
3.88%, 8/22/2037	995,000	937,121
3.95%, 4/13/2052 (b)	315,000	274,261
4.05%, 8/22/2047	1,079,000	969,611
4.10%, 4/13/2062	497,000	428,658
4.25%, 8/22/2057 (b)	664,000	600,163
4.55%, 12/1/2027	500,000	510,485
4.60%, 12/1/2025	318,000	320,102
4.65%, 12/1/2029	974,000	1,006,288
4.70%, 12/1/2032	379,000	393,864
4.80%, 12/5/2034	801,000	837,590
4.95%, 12/5/2044 (b)	534,000	554,484
Ameritrade Holding LLC 3.30%, 4/1/2027	5,000	4,760
Baidu, Inc.:
1.63%, 2/23/2027 (b)	211,000	198,456
2.38%, 10/9/2030	100,000	89,363
2.38%, 8/23/2031 (b)	433,000	376,606
4.38%, 3/29/2028	520,000	520,530
4.88%, 11/14/2028	150,000	152,852
Booking Holdings, Inc.:
3.55%, 3/15/2028 (b)	293,000	288,593
4.63%, 4/13/2030	556,000	568,955
eBay, Inc.:
1.40%, 5/10/2026	113,000	108,143
2.60%, 5/10/2031 (b)	160,000	143,038
2.70%, 3/11/2030 (b)	260,000	239,957
3.60%, 6/5/2027	292,000	288,630
3.65%, 5/10/2051 (b)	335,000	257,541
5.90%, 11/22/2025	283,000	287,200
6.30%, 11/22/2032 (b)	220,000	244,455
Expedia Group, Inc.:
2.95%, 3/15/2031 (b)	200,000	181,978
3.25%, 2/15/2030 (b)	502,000	473,642
3.80%, 2/15/2028	378,000	370,969
4.63%, 8/1/2027	115,000	115,880
5.00%, 2/15/2026 (b)	228,000	229,281
JD.com, Inc. 3.38%, 1/14/2030	373,000	354,559
Meta Platforms, Inc.:
3.50%, 8/15/2027	675,000	669,445
3.85%, 8/15/2032	800,000	777,720
4.30%, 8/15/2029 (b)	295,000	299,543
4.45%, 8/15/2052	650,000	599,463
Security Description	Principal Amount	Value
4.55%, 8/15/2031	$175,000	$178,903
4.60%, 5/15/2028	550,000	564,031
4.65%, 8/15/2062	428,000	397,912
4.75%, 8/15/2034	410,000	418,450
4.95%, 5/15/2033 (b)	870,000	911,595
5.40%, 8/15/2054	315,000	329,852
5.55%, 8/15/2064	355,000	376,346
5.60%, 5/15/2053	1,045,000	1,133,000
5.75%, 5/15/2063	542,000	592,861
Netflix, Inc.:
4.88%, 4/15/2028 (b)	940,000	962,494
4.90%, 8/15/2034 (b)	235,000	243,018
5.40%, 8/15/2054	155,000	163,756
Tencent Music Entertainment Group 2.00%, 9/3/2030	190,000	165,180
Uber Technologies, Inc.:
4.30%, 1/15/2030	200,000	199,286
4.80%, 9/15/2034	250,000	249,715
5.35%, 9/15/2054	250,000	247,975
VeriSign, Inc.:
2.70%, 6/15/2031	449,000	392,704
4.75%, 7/15/2027	164,000	164,290
Weibo Corp. 3.38%, 7/8/2030 (b)	441,000	405,050
		35,632,692
INVESTMENT COMPANY SECURITY — 0.2%
Apollo Debt Solutions BDC:
6.70%, 7/29/2031 (b) (c)	200,000	205,800
6.90%, 4/13/2029 (b) (c)	395,000	410,591
ARES Capital Corp.:
2.15%, 7/15/2026	283,000	269,184
2.88%, 6/15/2028	160,000	147,597
3.88%, 1/15/2026 (b)	489,000	481,968
5.88%, 3/1/2029	300,000	307,179
5.95%, 7/15/2029	600,000	616,056
7.00%, 1/15/2027	515,000	536,012
Ares Strategic Income Fund 5.60%, 2/15/2030 (c) (g)	250,000	247,935
ARES Strategic Income Fund 6.35%, 8/15/2029 (c)	500,000	510,630
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	5,000	4,731
2.95%, 3/10/2026	279,000	268,914
Barings BDC, Inc. 7.00%, 2/15/2029	263,000	275,256
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (b)	515,000	524,898
Blackstone Private Credit Fund:
2.63%, 12/15/2026	501,000	473,680
3.25%, 3/15/2027	443,000	422,064
4.00%, 1/15/2029 (b)	324,000	308,506
4.95%, 9/26/2027 (b) (c)	110,000	109,011

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 4/1/2030 (b) (c)	$250,000	$246,295
7.30%, 11/27/2028 (b) (c)	300,000	319,344
Blackstone Secured Lending Fund:
2.75%, 9/16/2026 (b)	405,000	387,237
2.85%, 9/30/2028	225,000	205,274
3.63%, 1/15/2026 (b)	256,000	250,865
Blue Owl Capital Corp.:
2.63%, 1/15/2027	119,000	112,310
3.13%, 4/13/2027	140,000	132,433
3.40%, 7/15/2026	263,000	254,605
4.25%, 1/15/2026	188,000	185,815
5.95%, 3/15/2029 (b)	480,000	490,099
Blue Owl Credit Income Corp.:
4.70%, 2/8/2027	100,000	98,127
5.80%, 3/15/2030 (c)	200,000	198,130
6.65%, 3/15/2031 (b)	225,000	230,038
7.75%, 9/16/2027	357,000	375,935
7.75%, 1/15/2029	350,000	373,478
7.95%, 6/13/2028	299,000	319,610
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	105,000	97,861
Blue Owl Technology Finance Corp. II 6.75%, 4/4/2029 (c)	400,000	401,788
Franklin BSP Capital Corp. 7.20%, 6/15/2029 (c)	300,000	307,611
FS KKR Capital Corp.:
2.63%, 1/15/2027	320,000	301,101
3.40%, 1/15/2026	348,000	339,283
6.88%, 8/15/2029	250,000	260,157
7.88%, 1/15/2029 (b)	260,000	279,477
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027 (b)	425,000	438,396
Golub Capital BDC, Inc.:
6.00%, 7/15/2029 (b)	143,000	145,382
7.05%, 12/5/2028	379,000	399,686
Golub Capital Private Credit Fund 5.80%, 9/12/2029 (c)	300,000	298,923
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/2034 (c)	450,000	461,047
HPS Corporate Lending Fund 6.75%, 1/30/2029 (b) (c)	255,000	263,981
Main Street Capital Corp. 6.50%, 6/4/2027	125,000	127,803
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029 (b) (c)	265,000	268,381
New Mountain Finance Corp. 6.88%, 2/1/2029 (b)	200,000	202,482
North Haven Private Income Fund LLC 5.75%, 2/1/2030 (c) (g)	250,000	246,963
Security Description	Principal Amount	Value
Oaktree Strategic Credit Fund 6.50%, 7/23/2029 (c)	$180,000	$182,740
Prospect Capital Corp. 3.71%, 1/22/2026 (b)	226,000	219,073
Sixth Street Lending Partners:
5.75%, 1/15/2030 (c)	200,000	199,312
6.50%, 3/11/2029 (c)	265,000	271,720
Sixth Street Specialty Lending, Inc.:
6.13%, 3/1/2029 (b)	100,000	102,732
6.95%, 8/14/2028	210,000	221,456
		16,336,962
IRON/STEEL — 0.1%
ArcelorMittal SA:
4.55%, 3/11/2026	310,000	309,771
6.00%, 6/17/2034 (b)	165,000	175,106
6.55%, 11/29/2027	478,000	507,268
6.75%, 3/1/2041	140,000	153,741
6.80%, 11/29/2032 (b)	325,000	362,495
7.00%, 10/15/2039	135,000	153,272
Nucor Corp.:
2.70%, 6/1/2030	80,000	73,882
3.13%, 4/1/2032 (b)	441,000	404,304
3.85%, 4/1/2052	456,000	369,880
3.95%, 5/1/2028 (b)	435,000	433,182
4.30%, 5/23/2027 (b)	165,000	166,269
Steel Dynamics, Inc.:
3.25%, 1/15/2031	160,000	147,960
3.45%, 4/15/2030 (b)	449,000	425,374
5.38%, 8/15/2034 (b)	105,000	108,322
Vale Overseas Ltd.:
3.75%, 7/8/2030	403,000	384,111
6.13%, 6/12/2033 (b)	575,000	608,695
6.40%, 6/28/2054	135,000	141,927
6.88%, 11/21/2036	502,000	559,629
6.88%, 11/10/2039	365,000	404,767
		5,889,955
IT SERVICES — 0.1%
Apple, Inc.:
4.00%, 5/10/2028 (b)	385,000	389,243
4.30%, 5/10/2033 (b)	520,000	536,635
4.42%, 5/8/2026 (b)	472,000	472,094
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	252,000	269,471
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	446,000	351,252
3.45%, 12/15/2051 (b)	488,000	357,597
5.40%, 4/15/2034 (b)	585,000	609,886
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	130,000	135,950
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027 (b)	180,000	180,155

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 9/25/2026	$180,000	$180,378
4.55%, 10/15/2029	400,000	398,724
4.85%, 10/15/2031	400,000	398,920
5.00%, 10/15/2034	285,000	282,210
5.25%, 7/1/2028	775,000	799,203
5.60%, 10/15/2054	200,000	196,306
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	525,000	531,242
4.60%, 2/5/2029	500,000	508,550
4.70%, 2/5/2026	250,000	251,398
4.90%, 2/5/2034 (b)	525,000	537,778
5.25%, 2/5/2044	250,000	254,637
5.30%, 2/5/2054 (b)	125,000	126,405
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (b)	225,000	240,500
		8,008,534
LEISURE TIME — 0.0% (a)
Brunswick Corp.:
4.40%, 9/15/2032 (b)	340,000	320,365
5.85%, 3/18/2029 (b)	245,000	252,835
		573,200
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029 (b)	289,000	273,625
3.70%, 1/15/2031	155,000	143,310
Hyatt Hotels Corp.:
4.38%, 9/15/2028	191,000	190,179
5.25%, 6/30/2029	458,000	468,891
5.50%, 6/30/2034 (b)	180,000	183,708
5.75%, 1/30/2027	360,000	368,856
Las Vegas Sands Corp.:
3.90%, 8/8/2029	200,000	190,668
6.20%, 8/15/2034	445,000	465,724
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033 (b)	500,000	427,275
Series HH, 2.85%, 4/15/2031	414,000	372,484
Series R, 3.13%, 6/15/2026 (b)	524,000	514,049
Series X, 4.00%, 4/15/2028	148,000	146,408
Series FF, 4.63%, 6/15/2030	334,000	337,110
4.80%, 3/15/2030	200,000	202,728
5.00%, 10/15/2027 (b)	333,000	339,843
5.35%, 3/15/2035	200,000	204,882
5.55%, 10/15/2028	540,000	565,083
Sands China Ltd.:
2.30%, 3/8/2027 (b)	325,000	304,138
3.25%, 8/8/2031 (b)	200,000	175,766
3.80%, 1/8/2026	100,000	98,185
4.38%, 6/18/2030 (b)	329,000	315,159
Security Description	Principal Amount	Value
5.40%, 8/8/2028	$656,000	$662,179
		6,950,250
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025 (b)	497,000	479,302
0.90%, 3/2/2026	304,000	291,563
Series MTN, 1.10%, 9/14/2027	623,000	575,851
Series MTN, 1.15%, 9/14/2026	135,000	128,098
Series MTN, 3.60%, 8/12/2027 (b)	489,000	485,729
Series DMTN, 4.35%, 5/15/2026 (b)	300,000	301,896
4.38%, 8/16/2029 (b)	195,000	197,898
4.40%, 10/15/2027	250,000	253,275
4.45%, 10/16/2026 (b)	180,000	182,131
4.80%, 1/6/2026	333,000	336,110
4.85%, 2/27/2029 (b)	580,000	599,389
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	135,000	126,425
3.25%, 9/19/2049	353,000	270,405
3.80%, 8/15/2042	554,000	486,318
4.75%, 5/15/2064	410,000	389,713
5.20%, 5/27/2041	200,000	209,080
5.30%, 9/15/2035	300,000	323,856
Oshkosh Corp. 4.60%, 5/15/2028	201,000	201,995
		5,839,034
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp.:
5.45%, 3/21/2027	60,000	61,204
5.80%, 3/21/2034 (b)	365,000	381,735
CNH Industrial Capital LLC:
1.88%, 1/15/2026	605,000	585,253
5.10%, 4/20/2029	300,000	308,922
5.50%, 1/12/2029	290,000	302,316
Deere & Co.:
2.88%, 9/7/2049 (b)	200,000	144,676
3.75%, 4/15/2050	200,000	170,162
Dover Corp. 5.38%, 10/15/2035	170,000	180,821
Flowserve Corp.:
2.80%, 1/15/2032	281,000	243,183
3.50%, 10/1/2030	141,000	131,388
IDEX Corp.:
2.63%, 6/15/2031	100,000	88,447
3.00%, 5/1/2030	465,000	430,734
4.95%, 9/1/2029	85,000	86,904
Ingersoll Rand, Inc.:
5.40%, 8/14/2028	350,000	364,459
5.45%, 6/15/2034 (b)	460,000	483,869
5.70%, 8/14/2033	473,000	506,749

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	$247,000	$236,833
Series MTN, 1.05%, 6/17/2026 (b)	161,000	153,433
1.45%, 1/15/2031 (b)	320,000	273,082
Series MTN, 1.50%, 3/6/2028	291,000	268,145
Series MTN, 1.70%, 1/11/2027	221,000	210,133
Series MTN, 2.25%, 9/14/2026	165,000	159,979
Series MTN, 2.65%, 6/10/2026	247,000	241,751
Series MTN, 2.80%, 7/18/2029	310,000	293,443
Series MTN, 3.45%, 3/7/2029 (b)	458,000	447,452
Series MTN, 4.15%, 9/15/2027	310,000	312,297
4.20%, 7/15/2027	125,000	126,038
4.40%, 9/8/2031	250,000	251,835
4.50%, 1/16/2029	848,000	863,900
Series MTN, 4.70%, 6/10/2030	650,000	669,266
Series MTN, 4.75%, 6/8/2026 (b)	435,000	441,047
Series MTN, 4.75%, 1/20/2028 (b)	292,000	298,982
Series MTN, 4.80%, 1/9/2026 (b)	305,000	307,876
Series MTN, 4.85%, 3/5/2027	750,000	765,352
Series MTN, 4.85%, 6/11/2029	500,000	516,360
Series MTN, 4.85%, 10/11/2029	255,000	264,042
Series MTN, 4.95%, 7/14/2028	370,000	381,910
Series MTN, 5.05%, 6/12/2034	500,000	521,935
Series MTN, 5.10%, 4/11/2034	1,000,000	1,046,860
Series I, 5.15%, 9/8/2033	300,000	316,764
Nordson Corp. 4.50%, 12/15/2029 (b)	500,000	501,860
nVent Finance SARL:
2.75%, 11/15/2031 (b)	200,000	173,074
5.65%, 5/15/2033	400,000	415,636
Otis Worldwide Corp.:
3.11%, 2/15/2040	278,000	223,370
3.36%, 2/15/2050 (b)	360,000	272,340
5.25%, 8/16/2028	480,000	497,040
Rockwell Automation, Inc.:
2.80%, 8/15/2061	195,000	121,815
4.20%, 3/1/2049 (b)	505,000	448,718
Security Description	Principal Amount	Value
Westinghouse Air Brake Technologies Corp.:
3.45%, 11/15/2026	$289,000	$283,992
4.70%, 9/15/2028	600,151	607,755
5.61%, 3/11/2034 (b)	652,000	688,838
Xylem, Inc.:
1.95%, 1/30/2028 (b)	180,000	167,090
3.25%, 11/1/2026	130,000	127,371
4.38%, 11/1/2046	240,000	214,898
		18,583,334
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	786,000	699,414
2.30%, 2/1/2032	215,000	173,290
2.80%, 4/1/2031	963,000	823,692
3.50%, 6/1/2041	588,000	412,700
3.50%, 3/1/2042	720,000	500,371
3.70%, 4/1/2051	1,363,000	868,763
3.75%, 2/15/2028	648,000	621,808
3.90%, 6/1/2052	578,000	378,700
3.95%, 6/30/2062	1,165,000	721,706
4.20%, 3/15/2028	101,000	98,258
4.40%, 12/1/2061	278,000	189,071
4.80%, 3/1/2050	888,000	677,944
5.05%, 3/30/2029	461,000	458,718
5.13%, 7/1/2049	576,000	462,148
5.25%, 4/1/2053	450,000	367,371
5.38%, 5/1/2047	200,000	167,486
5.75%, 4/1/2048	834,000	726,698
6.10%, 6/1/2029	100,000	103,521
6.38%, 10/23/2035	875,000	893,244
6.48%, 10/23/2045	897,000	864,206
6.55%, 6/1/2034	455,000	472,649
6.65%, 2/1/2034	550,000	575,003
Comcast Corp.:
1.50%, 2/15/2031 (b)	407,000	343,256
1.95%, 1/15/2031 (b)	943,000	818,383
2.35%, 1/15/2027	515,000	496,439
2.65%, 2/1/2030	609,000	563,526
2.80%, 1/15/2051	810,000	537,378
2.89%, 11/1/2051	1,088,000	730,342
2.94%, 11/1/2056	1,810,000	1,182,437
2.99%, 11/1/2063	775,000	491,125
3.15%, 3/1/2026	925,000	912,235
3.15%, 2/15/2028 (b)	544,000	528,028
3.20%, 7/15/2036	248,000	213,020
3.25%, 11/1/2039	860,000	702,594
3.30%, 2/1/2027 (b)	561,000	552,147
3.40%, 7/15/2046	798,000	617,628
3.45%, 2/1/2050	377,000	284,816
3.55%, 5/1/2028	36,000	35,317
3.90%, 3/1/2038	516,000	465,917

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 10/15/2025	$581,000	$579,350
3.97%, 11/1/2047	610,000	509,539
4.00%, 8/15/2047	390,000	328,103
4.00%, 3/1/2048	705,000	590,889
4.00%, 11/1/2049	487,000	406,450
4.05%, 11/1/2052	482,000	400,682
4.15%, 10/15/2028	1,340,000	1,341,903
4.20%, 8/15/2034	175,000	169,230
4.25%, 10/15/2030	393,000	392,108
4.25%, 1/15/2033	414,000	406,643
4.40%, 8/15/2035	90,000	87,767
4.55%, 1/15/2029 (b)	491,000	499,047
4.60%, 10/15/2038 (b)	419,000	407,402
4.65%, 2/15/2033 (b)	440,000	446,362
4.65%, 7/15/2042	218,000	205,437
4.80%, 5/15/2033	550,000	560,813
4.95%, 10/15/2058	295,000	283,179
5.25%, 11/7/2025	315,000	318,263
5.30%, 6/1/2034 (b)	540,000	568,199
5.35%, 11/15/2027 (b)	310,000	322,462
5.35%, 5/15/2053	469,000	479,665
5.50%, 11/15/2032	1,043,000	1,116,208
5.50%, 5/15/2064	550,000	567,858
5.65%, 6/15/2035	376,000	404,294
5.65%, 6/1/2054 (b)	275,000	293,290
7.05%, 3/15/2033	461,000	538,734
Discovery Communications LLC:
3.63%, 5/15/2030	300,000	270,000
3.95%, 3/20/2028	638,000	608,390
4.00%, 9/15/2055	380,000	255,273
4.13%, 5/15/2029	563,000	532,210
4.65%, 5/15/2050	797,420	595,338
4.90%, 3/11/2026 (b)	243,000	242,830
5.00%, 9/20/2037	1,032,000	895,766
5.20%, 9/20/2047	300,000	243,876
FactSet Research Systems, Inc. 2.90%, 3/1/2027	120,000	116,062
Fox Corp.:
4.71%, 1/25/2029 (b)	375,000	379,736
5.48%, 1/25/2039	713,000	719,581
5.58%, 1/25/2049 (b)	578,000	568,804
6.50%, 10/13/2033	350,000	382,868
Grupo Televisa SAB:
5.00%, 5/13/2045	400,000	326,308
6.13%, 1/31/2046 (b)	282,000	271,084
6.63%, 1/15/2040 (b)	381,000	377,982
NBCUniversal Media LLC:
4.45%, 1/15/2043	290,000	266,432
6.40%, 4/30/2040	625,000	708,331
Paramount Global:
3.70%, 6/1/2028	300,000	284,559
4.00%, 1/15/2026	319,000	315,057
4.20%, 6/1/2029 (b)	150,000	142,398
Security Description	Principal Amount	Value
4.20%, 5/19/2032 (b)	$264,000	$234,337
4.38%, 3/15/2043	481,000	356,185
4.60%, 1/15/2045	550,000	407,748
4.85%, 7/1/2042	231,000	183,631
4.90%, 8/15/2044 (b)	451,000	347,590
4.95%, 1/15/2031	279,000	263,680
4.95%, 5/19/2050	250,000	192,170
5.50%, 5/15/2033	557,000	519,519
5.85%, 9/1/2043	485,000	422,522
TCI Communications, Inc. 7.88%, 2/15/2026	195,000	204,202
Thomson Reuters Corp. 5.50%, 8/15/2035	325,000	341,932
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	184,000	211,210
Time Warner Cable LLC:
4.50%, 9/15/2042	580,000	444,564
5.50%, 9/1/2041	348,500	302,714
6.55%, 5/1/2037	440,000	435,807
6.75%, 6/15/2039	873,000	873,061
7.30%, 7/1/2038	500,000	528,380
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	288,000	277,448
Series MTN, 2.95%, 6/15/2027 (b)	382,000	372,133
3.00%, 2/13/2026 (b)	547,000	538,986
Series MTN, 3.70%, 12/1/2042	190,000	160,569
Series GMTN, 4.13%, 6/1/2044	543,000	479,806
Series MTN, 7.00%, 3/1/2032	150,000	175,703
Walt Disney Co.:
1.75%, 1/13/2026	365,000	354,678
2.00%, 9/1/2029 (b)	390,000	354,596
2.20%, 1/13/2028 (b)	523,538	496,906
2.65%, 1/13/2031 (b)	900,000	821,484
2.75%, 9/1/2049 (b)	917,000	624,193
3.38%, 11/15/2026 (b)	449,000	443,266
3.60%, 1/13/2051	1,088,000	869,334
3.70%, 10/15/2025	460,000	458,178
3.80%, 5/13/2060	425,000	337,968
4.75%, 11/15/2046 (b)	307,000	294,005
4.95%, 10/15/2045	202,000	198,457
5.40%, 10/1/2043	351,000	368,031
6.15%, 3/1/2037 (b)	200,000	225,068
6.40%, 12/15/2035	514,000	590,067
6.55%, 3/15/2033	230,000	263,932
6.65%, 11/15/2037	369,000	435,907
7.75%, 12/1/2045	150,000	200,976
		57,069,054

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 4.38%, 6/15/2045	$129,000	$118,917
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	190,000	179,029
Barrick North America Finance LLC:
5.70%, 5/30/2041	637,000	671,933
5.75%, 5/1/2043 (b)	193,000	204,956
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	375,000	403,965
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	325,000	293,768
4.75%, 2/28/2028	500,000	510,155
5.00%, 9/30/2043	948,000	948,123
5.10%, 9/8/2028	500,000	517,080
5.25%, 9/8/2026	386,000	394,457
5.25%, 9/8/2033	350,000	366,643
5.50%, 9/8/2053	195,000	207,882
6.42%, 3/1/2026	200,000	205,824
Freeport-McMoRan, Inc.:
4.25%, 3/1/2030	344,000	336,862
4.38%, 8/1/2028	178,000	176,681
5.00%, 9/1/2027	77,000	77,396
5.40%, 11/14/2034	232,000	240,275
5.45%, 3/15/2043	622,000	624,345
Kinross Gold Corp. 4.50%, 7/15/2027	275,000	275,800
Newmont Corp.:
2.25%, 10/1/2030 (b)	624,000	558,973
2.60%, 7/15/2032 (b)	350,000	310,265
4.88%, 3/15/2042 (b)	537,000	530,894
6.25%, 10/1/2039	246,000	279,328
Newmont Corp./Newcrest Finance Pty. Ltd.:
5.30%, 3/15/2026	580,000	587,331
5.35%, 3/15/2034	350,000	367,066
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033 (b)	205,000	228,616
7.25%, 3/15/2031	261,000	299,993
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	416,000	280,908
Rio Tinto Finance USA PLC:
4.75%, 3/22/2042	150,000	147,203
5.00%, 3/9/2033	252,000	263,882
5.13%, 3/9/2053	1,000,000	1,014,910
Southern Copper Corp.:
5.25%, 11/8/2042	535,000	521,459
5.88%, 4/23/2045	230,000	240,585
6.75%, 4/16/2040	884,000	1,008,962
Security Description	Principal Amount	Value
Yamana Gold, Inc. 2.63%, 8/15/2031	$200,000	$172,988
		13,448,537
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.00%, 2/14/2025	333	329
2.38%, 8/26/2029	471,000	433,306
2.88%, 10/15/2027	379,000	365,523
3.05%, 4/15/2030 (b)	167,000	158,353
3.25%, 8/26/2049 (b)	372,000	278,487
Series MTN, 3.38%, 3/1/2029	515,000	498,345
Series MTN, 3.63%, 10/15/2047	348,000	277,276
Series MTN, 5.70%, 3/15/2037	270,000	300,267
Carlisle Cos., Inc.:
2.75%, 3/1/2030	231,000	212,428
3.75%, 12/1/2027	424,000	416,911
Eaton Corp.:
3.10%, 9/15/2027	196,000	191,412
4.00%, 11/2/2032	148,000	145,445
4.15%, 3/15/2033	440,000	434,421
4.15%, 11/2/2042	252,000	230,837
4.35%, 5/18/2028	130,000	131,631
4.70%, 8/23/2052	518,000	500,088
GE Capital Funding LLC 4.55%, 5/15/2032	475,000	475,161
GE Capital International Funding Co. Unlimited Co.:
3.37%, 11/15/2025	255,000	251,769
4.42%, 11/15/2035	695,000	679,453
General Electric Co.:
Series MTN, 5.88%, 1/14/2038	156,000	171,109
Series MTN, 6.75%, 3/15/2032 (b)	175,000	200,858
Illinois Tool Works, Inc.:
2.65%, 11/15/2026 (b)	610,000	596,049
3.90%, 9/1/2042	305,000	268,684
Parker-Hannifin Corp.:
3.25%, 3/1/2027	214,000	209,489
3.25%, 6/14/2029	352,000	338,011
4.00%, 6/14/2049 (b)	467,000	397,431
4.10%, 3/1/2047 (c)	150,000	129,747
Series MTN, 4.20%, 11/21/2034	493,000	478,742
Series MTN, 4.45%, 11/21/2044	219,000	199,960
Pentair Finance SARL 5.90%, 7/15/2032	117,000	125,344
Teledyne Technologies, Inc.:
2.25%, 4/1/2028 (b)	194,000	181,037
2.75%, 4/1/2031 (b)	204,000	183,437

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Textron, Inc.:
2.45%, 3/15/2031	$350,000	$306,358
3.90%, 9/17/2029	645,000	629,352
4.00%, 3/15/2026 (b)	140,000	139,387
Trane Technologies Global Holding Co. Ltd.:
3.75%, 8/21/2028 (b)	373,000	367,894
4.30%, 2/21/2048	370,000	327,258
		11,231,589
MULTI-NATIONAL — 0.3%
African Development Bank:
4.13%, 2/25/2027	450,000	454,235
Series GMTN, 4.38%, 11/3/2027	915,000	934,178
4.63%, 1/4/2027	450,000	458,780
5 yr. CMT + 1.58%, 5.75%, 5/7/2034 (d)	255,000	253,406
Asian Development Bank:
Series GMTN, 3.75%, 4/25/2028	1,456,000	1,461,183
Series GMTN, 4.13%, 1/12/2027	935,000	944,509
Series GMTN, 4.13%, 1/12/2034	750,000	763,830
Series GMTN, 4.38%, 3/6/2029	1,340,000	1,380,240
Series GMTN, 4.50%, 8/25/2028	2,248,000	2,316,699
Corp. Andina de Fomento:
4.75%, 4/1/2026	136,000	136,983
5.00%, 1/24/2029	555,000	573,959
5.25%, 11/21/2025	460,000	464,425
6.00%, 4/26/2027	310,000	324,620
Council of Europe Development Bank 4.13%, 1/24/2029	910,000	926,298
European Bank for Reconstruction & Development:
4.13%, 1/25/2029 (b)	670,000	681,993
Series MTN, 4.25%, 3/13/2034	600,000	615,906
European Investment Bank:
3.63%, 7/15/2030	755,000	753,203
4.00%, 2/15/2029	1,025,000	1,040,150
4.13%, 2/13/2034 (b)	892,000	908,654
4.38%, 3/19/2027	1,245,000	1,266,763
4.50%, 10/16/2028 (b)	1,635,000	1,689,135
Inter-American Development Bank:
3.13%, 9/18/2028	100,000	98,169
4.13%, 2/15/2029	810,000	825,722
4.38%, 2/1/2027	1,600,000	1,624,464
Series GMTN, 4.50%, 5/15/2026	100,000	101,055
Security Description	Principal Amount	Value
Series GMTN, 4.50%, 9/13/2033	$830,000	$868,238
Inter-American Investment Corp. 4.25%, 2/14/2029	300,000	306,105
International Bank for Reconstruction & Development:
3.50%, 7/12/2028	3,250,000	3,235,797
4.00%, 7/25/2030	1,410,000	1,432,828
4.00%, 1/10/2031	1,225,000	1,242,909
International Finance Corp. Series GMTN, 4.50%, 7/13/2028	674,000	695,521
Nordic Investment Bank:
3.38%, 9/8/2027 (b)	179,000	177,589
4.25%, 2/28/2029	875,000	895,204
		29,852,750
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	550,000	529,683
3.25%, 2/15/2029	222,000	209,455
3.28%, 12/1/2028 (b)	101,000	95,742
3.57%, 12/1/2031	297,000	271,814
5.10%, 3/1/2030	125,000	126,956
5.55%, 8/22/2034	175,000	178,945
		1,412,595
OIL & GAS — 0.9%
Apache Corp.:
4.75%, 4/15/2043 (b)	538,000	444,340
5.10%, 9/1/2040	450,000	399,748
5.25%, 2/1/2042	200,000	178,354
6.00%, 1/15/2037 (b)	270,000	280,638
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	348,000	303,606
2.72%, 1/12/2032 (b)	637,000	567,586
2.77%, 11/10/2050 (b)	245,000	161,080
2.94%, 6/4/2051 (b)	1,353,000	918,795
3.00%, 2/24/2050	892,000	618,281
3.00%, 3/17/2052 (b)	256,000	175,570
3.02%, 1/16/2027	203,000	198,441
3.06%, 6/17/2041	200,000	155,310
3.07%, 3/30/2050	200,000	185,258
3.12%, 5/4/2026	391,000	385,201
3.38%, 2/8/2061	553,000	389,312
3.41%, 2/11/2026	758,000	751,724
3.59%, 4/14/2027	157,000	155,234
4.23%, 11/6/2028	739,000	741,734
4.70%, 4/10/2029 (b)	750,000	765,982
4.81%, 2/13/2033	298,000	301,940
4.89%, 9/11/2033	580,000	590,080
4.97%, 10/17/2029	500,000	516,030
5.23%, 11/17/2034	620,000	645,513

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
BP Capital Markets PLC 3.28%, 9/19/2027	$715,000	$700,536
Burlington Resources LLC 7.20%, 8/15/2031	200,000	230,860
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030	787,000	719,294
Series GMTN, 4.95%, 6/1/2047 (b)	500,000	459,835
6.25%, 3/15/2038	350,000	376,173
6.45%, 6/30/2033	106,000	115,494
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (b)	564,000	415,420
5.40%, 6/15/2047	433,000	419,166
Chevron Corp.:
2.00%, 5/11/2027	178,000	170,040
2.24%, 5/11/2030	856,000	777,214
2.95%, 5/16/2026	587,000	578,371
3.08%, 5/11/2050 (b)	269,000	197,021
3.33%, 11/17/2025	170,000	168,584
Chevron USA, Inc.:
1.02%, 8/12/2027 (b)	464,000	429,158
3.25%, 10/15/2029	618,000	598,230
CNOOC Finance 2013 Ltd.:
2.88%, 9/30/2029	212,000	201,661
4.25%, 5/9/2043	381,000	357,915
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	105,000	106,894
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	1,104,000	1,117,623
ConocoPhillips:
5.90%, 10/15/2032	480,000	527,909
5.90%, 5/15/2038	136,000	149,246
6.50%, 2/1/2039	360,000	415,638
ConocoPhillips Co.:
3.80%, 3/15/2052	365,000	292,474
4.03%, 3/15/2062	569,000	459,399
4.30%, 11/15/2044 (b)	701,000	623,729
5.05%, 9/15/2033 (b)	538,000	556,792
5.30%, 5/15/2053	790,000	798,319
5.70%, 9/15/2063	250,000	267,508
Continental Resources, Inc. 4.90%, 6/1/2044	235,000	200,636
Coterra Energy, Inc.:
3.90%, 5/15/2027	339,000	334,030
5.60%, 3/15/2034	250,000	258,770
Devon Energy Corp.:
4.75%, 5/15/2042	711,000	628,680
5.00%, 6/15/2045	645,000	576,404
5.20%, 9/15/2034 (b)	500,000	497,905
5.60%, 7/15/2041 (b)	628,000	615,886
5.75%, 9/15/2054	500,000	486,115
Diamondback Energy, Inc.:
3.13%, 3/24/2031	259,000	236,037
3.50%, 12/1/2029	538,000	512,176
Security Description	Principal Amount	Value
4.25%, 3/15/2052 (b)	$428,000	$346,941
4.40%, 3/24/2051 (b)	192,000	159,805
5.20%, 4/18/2027	130,000	132,639
5.40%, 4/18/2034 (b)	568,000	579,769
5.75%, 4/18/2054	235,000	236,765
5.90%, 4/18/2064	205,000	207,183
6.25%, 3/15/2033	524,000	565,165
EOG Resources, Inc.:
3.90%, 4/1/2035	577,000	540,770
4.15%, 1/15/2026	190,000	190,030
4.38%, 4/15/2030 (b)	218,000	219,563
4.95%, 4/15/2050 (b)	225,000	216,758
EQT Corp.:
3.90%, 10/1/2027 (b)	232,000	227,986
5.00%, 1/15/2029	189,000	191,017
5.70%, 4/1/2028	165,000	170,584
7.00%, 2/1/2030 (b)	609,000	665,387
Equinor ASA:
2.38%, 5/22/2030	456,000	416,310
3.13%, 4/6/2030	381,000	361,950
3.25%, 11/18/2049	537,000	402,943
3.63%, 4/6/2040	59,000	50,890
3.70%, 4/6/2050	388,000	314,986
3.95%, 5/15/2043	247,000	216,268
4.80%, 11/8/2043 (b)	1,106,000	1,096,477
5.10%, 8/17/2040 (b)	375,000	384,311
Exxon Mobil Corp.:
2.28%, 8/16/2026 (b)	272,000	264,447
2.44%, 8/16/2029 (b)	679,000	635,171
2.61%, 10/15/2030	1,207,000	1,112,323
3.04%, 3/1/2026 (b)	819,000	808,967
3.29%, 3/19/2027 (b)	170,000	168,932
3.45%, 4/15/2051	921,000	714,263
3.48%, 3/19/2030	548,000	532,327
4.11%, 3/1/2046	1,041,000	927,791
4.23%, 3/19/2040	557,000	521,619
4.33%, 3/19/2050	961,000	870,224
Helmerich & Payne, Inc.:
4.65%, 12/1/2027 (b) (c)	200,000	200,392
4.85%, 12/1/2029 (b) (c)	200,000	197,224
5.50%, 12/1/2034 (b) (c)	200,000	194,826
Hess Corp.:
5.60%, 2/15/2041 (b)	616,000	640,751
5.80%, 4/1/2047 (b)	307,000	323,956
6.00%, 1/15/2040	175,000	188,753
7.13%, 3/15/2033	98,000	112,934
7.30%, 8/15/2031	387,000	443,564
7.88%, 10/1/2029	146,000	167,150
HF Sinclair Corp.:
4.50%, 10/1/2030	130,000	126,668
5.88%, 4/1/2026 (b)	355,000	359,803
6.38%, 4/15/2027	350,000	355,964
Marathon Oil Corp.:
4.40%, 7/15/2027	210,000	210,307
5.20%, 6/1/2045	270,000	265,737

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 4/1/2029	$400,000	$414,892
6.60%, 10/1/2037	173,000	197,772
6.80%, 3/15/2032	265,000	299,559
Marathon Petroleum Corp.:
4.75%, 9/15/2044	345,000	307,547
5.00%, 9/15/2054	140,000	124,384
5.13%, 12/15/2026	595,000	604,347
6.50%, 3/1/2041	298,000	324,501
Occidental Petroleum Corp.:
4.40%, 4/15/2046	400,000	326,640
5.00%, 8/1/2027	120,000	121,654
5.20%, 8/1/2029	225,000	228,692
5.38%, 1/1/2032	225,000	228,436
5.55%, 3/15/2026	757,000	766,160
5.55%, 10/1/2034	205,000	208,178
6.05%, 10/1/2054	175,000	177,739
6.38%, 9/1/2028	380,000	399,783
6.45%, 9/15/2036	907,000	979,315
6.60%, 3/15/2046 (b)	462,000	496,632
6.63%, 9/1/2030	1,101,000	1,187,373
7.50%, 5/1/2031	300,000	340,512
Ovintiv, Inc.:
5.38%, 1/1/2026	240,000	241,553
6.25%, 7/15/2033 (b)	340,000	359,567
6.50%, 8/15/2034 (b)	360,000	388,879
6.50%, 2/1/2038	152,000	162,620
6.63%, 8/15/2037	405,000	435,849
7.10%, 7/15/2053 (b)	250,000	281,428
Patterson-UTI Energy, Inc.:
5.15%, 11/15/2029 (b)	140,000	138,309
7.15%, 10/1/2033 (b)	425,000	457,665
Phillips 66 Co.:
1.30%, 2/15/2026	273,000	262,353
2.15%, 12/15/2030	611,500	536,298
3.15%, 12/15/2029	518,000	490,365
3.30%, 3/15/2052	1,001,000	694,214
3.75%, 3/1/2028 (b)	791,000	778,953
4.88%, 11/15/2044	660,000	615,193
4.90%, 10/1/2046	200,000	184,218
4.95%, 3/15/2035	200,000	197,838
5.50%, 3/15/2055	200,000	196,088
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	177,000	170,207
1.90%, 8/15/2030	216,000	189,339
2.15%, 1/15/2031	830,000	729,338
Shell International Finance BV:
2.38%, 11/7/2029 (b)	683,000	631,454
2.50%, 9/12/2026	455,000	441,828
2.75%, 4/6/2030	891,000	829,521
2.88%, 5/10/2026	1,083,000	1,062,596
3.00%, 11/26/2051 (b)	1,050,000	733,729
3.13%, 11/7/2049	345,000	248,690
3.25%, 4/6/2050	592,000	437,198
3.75%, 9/12/2046	486,000	397,810
Security Description	Principal Amount	Value
4.00%, 5/10/2046	$282,000	$241,826
4.13%, 5/11/2035	446,000	432,647
4.38%, 5/11/2045	194,000	176,199
4.55%, 8/12/2043	302,000	285,031
6.38%, 12/15/2038	936,000	1,087,426
Suncor Energy, Inc.:
3.75%, 3/4/2051	161,000	121,529
4.00%, 11/15/2047	345,000	274,375
6.50%, 6/15/2038 (b)	500,000	559,350
6.80%, 5/15/2038 (b)	566,000	646,763
TotalEnergies Capital International SA:
2.83%, 1/10/2030	629,700	591,905
2.99%, 6/29/2041	200,000	155,178
3.13%, 5/29/2050	1,131,000	816,763
3.39%, 6/29/2060	122,000	87,323
3.46%, 7/12/2049	200,000	153,538
TotalEnergies Capital SA:
3.88%, 10/11/2028	420,000	417,606
4.72%, 9/10/2034	250,000	251,248
5.15%, 4/5/2034	226,000	235,153
5.28%, 9/10/2054	500,000	501,135
5.43%, 9/10/2064	500,000	502,930
5.49%, 4/5/2054	280,000	289,498
5.64%, 4/5/2064	300,000	313,236
Valero Energy Corp.:
2.15%, 9/15/2027 (b)	200,000	188,760
2.80%, 12/1/2031	200,000	176,192
3.65%, 12/1/2051 (b)	300,000	218,508
4.00%, 6/1/2052	200,000	155,054
6.63%, 6/15/2037	992,000	1,109,423
Woodside Finance Ltd.:
5.10%, 9/12/2034	500,000	496,540
5.70%, 9/12/2054	500,000	497,175
		75,655,016
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (b)	375,000	359,393
3.14%, 11/7/2029 (b)	312,000	295,695
3.34%, 12/15/2027	171,000	166,848
4.08%, 12/15/2047	278,500	235,951
4.49%, 5/1/2030 (b)	645,000	650,676
Halliburton Co.:
2.92%, 3/1/2030	254,000	236,027
4.50%, 11/15/2041	145,000	132,911
4.75%, 8/1/2043	100,000	93,318
4.85%, 11/15/2035	816,000	814,760
5.00%, 11/15/2045 (b)	840,000	806,367
6.70%, 9/15/2038	458,000	527,025
NOV, Inc.:
3.60%, 12/1/2029	260,000	246,802
3.95%, 12/1/2042	235,000	186,216

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Schlumberger Investment SA:
4.50%, 5/15/2028 (b)	$500,000	$507,300
5.00%, 6/1/2034	250,000	256,755
		5,516,044
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033 (b)	350,000	368,981
Amcor Flexibles North America, Inc. 2.63%, 6/19/2030	434,000	390,474
Berry Global, Inc.:
1.57%, 1/15/2026	470,000	452,375
1.65%, 1/15/2027	100,000	93,891
5.65%, 1/15/2034 (c)	105,000	107,840
5.80%, 6/15/2031 (c)	535,000	556,346
Packaging Corp. of America:
3.00%, 12/15/2029	330,000	310,698
3.05%, 10/1/2051	105,000	73,513
3.40%, 12/15/2027	250,000	243,953
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030 (c)	200,000	206,414
5.44%, 4/3/2034 (c)	100,000	104,249
Sonoco Products Co.:
2.25%, 2/1/2027	225,000	214,517
3.13%, 5/1/2030 (b)	199,000	185,426
4.45%, 9/1/2026	75,000	75,022
4.60%, 9/1/2029	125,000	124,414
5.00%, 9/1/2034	145,000	143,028
WRKCo, Inc.:
3.00%, 6/15/2033	389,000	341,787
3.90%, 6/1/2028	269,000	263,870
4.00%, 3/15/2028	423,000	417,907
4.65%, 3/15/2026	406,000	406,471
4.90%, 3/15/2029	228,500	232,695
		5,313,871
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
2.95%, 11/21/2026	1,447,000	1,416,671
3.20%, 5/14/2026	652,000	643,654
3.20%, 11/21/2029	1,609,000	1,538,349
4.05%, 11/21/2039	1,450,000	1,339,350
4.25%, 11/14/2028 (b)	797,000	805,337
4.25%, 11/21/2049	1,369,000	1,225,091
4.30%, 5/14/2036 (b)	277,000	269,479
4.45%, 5/14/2046	465,000	433,943
4.50%, 5/14/2035	939,000	935,770
4.55%, 3/15/2035	1,171,000	1,171,433
4.70%, 5/14/2045	546,000	527,873
4.75%, 3/15/2045	602,000	585,806
4.80%, 3/15/2027	550,000	560,615
4.80%, 3/15/2029 (b)	830,000	854,012
4.85%, 6/15/2044	519,000	512,606
4.88%, 11/14/2048	501,000	492,854
4.95%, 3/15/2031	205,000	213,040
Security Description	Principal Amount	Value
5.05%, 3/15/2034	$685,000	$715,448
5.35%, 3/15/2044	435,000	459,034
5.40%, 3/15/2054	390,000	413,579
5.50%, 3/15/2064	185,000	197,449
Astrazeneca Finance LLC:
1.20%, 5/28/2026 (b)	525,000	502,656
1.75%, 5/28/2028	265,500	245,147
4.80%, 2/26/2027	355,000	361,912
4.85%, 2/26/2029	335,000	345,375
4.88%, 3/3/2033	1,150,000	1,194,390
4.90%, 2/26/2031	280,000	291,206
5.00%, 2/26/2034	470,000	490,577
AstraZeneca PLC:
0.70%, 4/8/2026	209,000	199,054
1.38%, 8/6/2030 (b)	325,000	279,425
2.13%, 8/6/2050	287,000	173,397
3.00%, 5/28/2051	424,000	308,973
3.13%, 6/12/2027 (b)	285,000	279,297
3.38%, 11/16/2025	663,000	657,709
4.00%, 9/18/2042	402,000	361,129
4.38%, 11/16/2045	340,000	317,608
6.45%, 9/15/2037	622,000	727,361
Becton Dickinson & Co.:
1.96%, 2/11/2031	594,000	512,616
2.82%, 5/20/2030	147,000	135,549
3.70%, 6/6/2027	570,000	563,035
4.67%, 6/6/2047	679,000	630,689
4.87%, 2/8/2029	350,000	357,374
5.08%, 6/7/2029	140,000	144,609
5.11%, 2/8/2034	400,000	411,468
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (b)	223,500	205,294
1.45%, 11/13/2030 (b)	482,000	412,476
2.35%, 11/13/2040	291,000	208,359
2.55%, 11/13/2050	328,000	208,916
2.95%, 3/15/2032	570,000	519,504
3.20%, 6/15/2026	815,000	804,568
3.25%, 2/27/2027	278,000	273,730
3.40%, 7/26/2029	590,000	573,091
3.45%, 11/15/2027	407,800	402,609
3.70%, 3/15/2052	908,000	720,444
3.90%, 2/20/2028 (b)	646,000	643,422
3.90%, 3/15/2062	252,000	200,385
4.13%, 6/15/2039	792,000	733,432
4.25%, 10/26/2049	897,000	787,736
4.35%, 11/15/2047	578,000	517,160
4.55%, 2/20/2048	305,000	280,972
4.63%, 5/15/2044	200,000	190,804
4.90%, 2/22/2029 (b)	340,000	351,421
4.95%, 2/20/2026 (b)	329,000	333,221
5.10%, 2/22/2031	525,000	549,764
5.20%, 2/22/2034 (b)	765,000	806,172
5.50%, 2/22/2044 (b)	324,000	343,187
5.55%, 2/22/2054	455,000	482,491
5.65%, 2/22/2064 (b)	355,000	376,261

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 2/1/2031	$540,000	$584,372
5.90%, 11/15/2033 (b)	385,000	425,475
6.25%, 11/15/2053 (b)	300,000	347,397
6.40%, 11/15/2063	365,000	429,163
Cardinal Health, Inc.:
4.37%, 6/15/2047	394,000	341,492
4.50%, 11/15/2044	480,000	428,227
5.13%, 2/15/2029	506,000	520,598
Cencora, Inc.:
2.70%, 3/15/2031	276,000	247,939
2.80%, 5/15/2030 (b)	150,000	137,861
4.25%, 3/1/2045	318,000	281,204
4.30%, 12/15/2047 (b)	255,000	225,581
5.13%, 2/15/2034 (b)	255,000	262,670
Cigna Group:
1.25%, 3/15/2026	189,000	180,875
2.38%, 3/15/2031	573,000	504,939
2.40%, 3/15/2030	753,000	681,578
3.40%, 3/1/2027	347,000	340,650
3.40%, 3/15/2050	213,000	156,455
3.40%, 3/15/2051	449,000	327,923
3.88%, 10/15/2047	665,000	537,440
4.13%, 11/15/2025	766,000	763,878
4.38%, 10/15/2028	1,007,000	1,010,847
4.50%, 2/25/2026	428,000	429,061
4.80%, 8/15/2038	640,000	622,816
4.80%, 7/15/2046	320,000	299,402
4.90%, 12/15/2048	131,000	123,337
5.00%, 5/15/2029 (b)	520,000	535,085
5.25%, 2/15/2034	500,000	517,750
5.40%, 3/15/2033	705,000	739,580
5.60%, 2/15/2054	263,000	271,750
CVS Health Corp.:
1.30%, 8/21/2027	593,000	544,949
1.75%, 8/21/2030	457,000	389,327
1.88%, 2/28/2031 (b)	823,000	693,402
2.13%, 9/15/2031	277,000	233,993
2.70%, 8/21/2040	300,000	213,042
2.88%, 6/1/2026	784,000	765,552
3.00%, 8/15/2026	313,000	305,782
3.25%, 8/15/2029	358,000	338,213
4.25%, 4/1/2050	448,000	362,410
4.30%, 3/25/2028	1,605,435	1,600,522
4.78%, 3/25/2038	1,263,000	1,192,562
4.88%, 7/20/2035	384,000	375,955
5.00%, 2/20/2026	442,000	445,006
5.00%, 1/30/2029	401,000	409,429
5.05%, 3/25/2048	2,330,000	2,126,148
5.13%, 7/20/2045	1,101,000	1,026,176
5.25%, 2/21/2033 (b)	620,000	633,392
5.30%, 6/1/2033	266,000	271,772
5.30%, 12/5/2043	209,000	201,560
5.63%, 2/21/2053 (b)	630,000	621,602
5.70%, 6/1/2034 (b)	500,000	521,470
5.88%, 6/1/2053 (b)	936,000	951,846
Security Description	Principal Amount	Value
6.00%, 6/1/2044	$600,000	$620,676
6.00%, 6/1/2063	533,000	544,444
6.13%, 9/15/2039	413,000	435,285
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	437,000	275,004
2.50%, 9/15/2060	193,000	116,879
3.10%, 5/15/2027	275,000	270,171
3.38%, 3/15/2029 (b)	587,000	573,886
3.70%, 3/1/2045	435,000	372,282
4.15%, 8/14/2027 (b)	250,000	252,347
4.20%, 8/14/2029	455,000	459,177
4.50%, 2/9/2027	450,000	456,169
4.50%, 2/9/2029	341,000	349,123
4.60%, 8/14/2034	250,000	253,515
4.70%, 2/27/2033	604,000	621,099
4.70%, 2/9/2034	500,000	511,220
4.88%, 2/27/2053	386,000	385,815
4.95%, 2/27/2063	310,000	309,113
5.00%, 2/9/2054	260,000	264,313
5.05%, 8/14/2054	175,000	179,144
5.20%, 8/14/2064	160,000	165,238
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029 (b)	232,000	225,272
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	658,000	654,861
6.38%, 5/15/2038	1,157,000	1,345,255
Johnson & Johnson:
0.95%, 9/1/2027	413,000	382,768
1.30%, 9/1/2030	384,000	333,769
2.10%, 9/1/2040 (b)	390,000	282,754
2.25%, 9/1/2050 (b)	406,000	262,816
2.45%, 9/1/2060 (b)	360,000	225,238
2.90%, 1/15/2028 (b)	681,000	664,486
2.95%, 3/3/2027 (b)	428,500	421,031
3.40%, 1/15/2038	782,000	701,337
3.63%, 3/3/2037	641,000	595,143
3.70%, 3/1/2046	809,000	705,343
3.75%, 3/3/2047	270,000	234,622
4.80%, 6/1/2029	515,000	536,069
4.85%, 5/15/2041	100,000	103,660
4.90%, 6/1/2031	315,000	330,964
4.95%, 6/1/2034	255,000	270,323
5.25%, 6/1/2054 (b)	220,000	238,251
5.85%, 7/15/2038	322,000	368,671
5.95%, 8/15/2037	442,000	510,377
6.95%, 9/1/2029	253,000	290,049
McKesson Corp.:
1.30%, 8/15/2026 (b)	325,000	309,062
4.25%, 9/15/2029	250,000	250,563
4.90%, 7/15/2028 (b)	600,000	617,484
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	250,000	230,858
5.90%, 11/1/2039	355,000	387,426
Merck & Co., Inc.:
0.75%, 2/24/2026	197,000	188,596

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.45%, 6/24/2030 (b)	$325,000	$281,762
1.70%, 6/10/2027 (b)	785,000	743,717
1.90%, 12/10/2028	673,000	620,533
2.15%, 12/10/2031	337,000	295,000
2.35%, 6/24/2040	397,000	290,703
2.45%, 6/24/2050 (b)	504,000	324,163
3.40%, 3/7/2029	732,000	715,047
3.70%, 2/10/2045	1,086,000	915,216
3.90%, 3/7/2039	300,000	274,275
4.00%, 3/7/2049	934,000	809,619
4.05%, 5/17/2028 (b)	150,000	151,322
4.15%, 5/18/2043	381,000	347,899
4.50%, 5/17/2033 (b)	295,000	299,717
4.90%, 5/17/2044	295,000	296,558
5.00%, 5/17/2053 (b)	560,000	564,206
5.15%, 5/17/2063	342,000	349,021
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	294,000	316,026
Mylan, Inc.:
4.55%, 4/15/2028 (b)	325,000	324,178
5.20%, 4/15/2048	742,000	641,659
Novartis Capital Corp.:
1.75%, 2/14/2025	791	782
2.00%, 2/14/2027 (b)	964,000	925,276
2.20%, 8/14/2030	301,000	273,203
3.00%, 11/20/2025	720,000	711,590
3.80%, 9/18/2029	115,000	114,143
4.00%, 9/18/2031	160,000	158,704
4.20%, 9/18/2034	125,000	123,093
4.40%, 5/6/2044	1,189,000	1,131,738
4.70%, 9/18/2054	135,000	132,293
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	487,000	490,058
4.45%, 5/19/2028	2,200,000	2,232,560
4.65%, 5/19/2030	1,465,000	1,500,409
4.75%, 5/19/2033	961,000	980,979
5.11%, 5/19/2043	704,000	715,700
5.30%, 5/19/2053	1,942,000	2,008,416
5.34%, 5/19/2063	1,380,000	1,415,949
Pfizer, Inc.:
0.80%, 5/28/2025	300	293
1.70%, 5/28/2030 (b)	880,000	776,248
1.75%, 8/18/2031 (b)	242,500	207,939
2.55%, 5/28/2040	100,000	74,796
2.75%, 6/3/2026 (b)	2,031,000	1,991,416
3.00%, 12/15/2026	363,000	356,056
3.45%, 3/15/2029 (b)	541,000	529,899
3.90%, 3/15/2039	530,000	483,365
4.00%, 3/15/2049	177,000	153,533
4.20%, 9/15/2048	200,000	177,666
4.30%, 6/15/2043	160,000	147,947
4.40%, 5/15/2044 (b)	181,000	172,129
7.20%, 3/15/2039	709,000	886,257
Security Description	Principal Amount	Value
Pharmacia LLC 6.60%, 12/1/2028	$300,000	$327,540
Sanofi SA 3.63%, 6/19/2028 (b)	341,000	338,020
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	442,000	435,131
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	865,000	768,431
3.03%, 7/9/2040	556,000	432,284
3.38%, 7/9/2060	500,000	349,920
5.00%, 11/26/2028 (b)	451,000	462,365
5.30%, 7/5/2034	300,000	312,993
5.65%, 7/5/2054	250,000	262,095
5.80%, 7/5/2064	250,000	262,352
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	121,000	119,788
5.25%, 6/15/2046	901,000	789,267
Viatris, Inc.:
2.30%, 6/22/2027	187,000	176,257
2.70%, 6/22/2030	255,000	226,568
3.85%, 6/22/2040	477,000	371,459
4.00%, 6/22/2050	577,000	413,963
Wyeth LLC:
5.95%, 4/1/2037	430,000	476,191
6.50%, 2/1/2034	374,000	430,407
Zoetis, Inc.:
2.00%, 5/15/2030	276,000	243,923
3.90%, 8/20/2028	133,000	132,052
4.50%, 11/13/2025	100,000	100,071
4.70%, 2/1/2043	668,000	636,711
5.40%, 11/14/2025	233,000	235,197
5.60%, 11/16/2032	185,000	198,107
		117,242,921
PIPELINES — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,775
Boardwalk Pipelines LP:
4.45%, 7/15/2027 (b)	430,000	430,761
4.80%, 5/3/2029 (b)	190,000	190,853
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	190,000	182,649
5.13%, 6/30/2027	693,000	704,601
Cheniere Energy Partners LP:
3.25%, 1/31/2032 (b)	455,000	406,579
4.50%, 10/1/2029 (b)	518,000	509,463
5.75%, 8/15/2034 (b) (c)	500,000	521,460
5.95%, 6/30/2033	775,000	820,159
Cheniere Energy, Inc.:
4.63%, 10/15/2028	771,000	766,374
5.65%, 4/15/2034 (c)	170,000	176,035

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
DCP Midstream Operating LP:
5.60%, 4/1/2044	$280,000	$278,782
5.63%, 7/15/2027 (b)	530,000	545,285
Enbridge Energy Partners LP:
5.50%, 9/15/2040	175,000	175,968
Series B, 7.50%, 4/15/2038	180,000	217,442
Enbridge, Inc.:
1.60%, 10/4/2026	365,000	346,432
2.50%, 8/1/2033	414,000	347,367
3.40%, 8/1/2051 (b)	685,000	494,145
3.70%, 7/15/2027	204,000	201,140
4.25%, 12/1/2026	630,000	629,263
4.50%, 6/10/2044	205,000	181,651
5.25%, 4/5/2027 (b)	355,000	363,513
5.30%, 4/5/2029	500,000	518,075
5.63%, 4/5/2034 (b)	515,000	541,028
5.70%, 3/8/2033	500,000	527,160
5.95%, 4/5/2054 (b)	285,000	301,818
6.00%, 11/15/2028 (b)	500,000	531,175
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (d)	200,000	210,612
Energy Transfer LP:
3.75%, 5/15/2030	369,000	352,591
4.00%, 10/1/2027	233,000	230,698
4.15%, 9/15/2029	124,000	122,113
4.20%, 4/15/2027 (b)	287,000	286,122
4.40%, 3/15/2027	268,000	268,456
4.75%, 1/15/2026	742,000	742,994
4.95%, 6/15/2028	303,000	308,166
4.95%, 1/15/2043	240,000	219,931
5.00%, 5/15/2050	445,000	402,035
5.15%, 2/1/2043	398,000	372,635
5.15%, 3/15/2045	302,000	281,491
5.25%, 4/15/2029 (b)	530,000	545,094
5.25%, 7/1/2029	335,000	345,335
5.30%, 4/15/2047	370,000	348,370
5.35%, 5/15/2045	547,000	520,930
5.50%, 6/1/2027	418,000	428,747
5.55%, 2/15/2028	440,000	454,986
5.55%, 5/15/2034	175,000	181,153
5.60%, 9/1/2034 (b)	500,000	519,510
5.75%, 2/15/2033	390,000	408,798
6.00%, 6/15/2048	340,000	347,800
6.05%, 12/1/2026	290,000	300,083
6.05%, 6/1/2041	299,000	309,061
6.05%, 9/1/2054	500,000	517,260
6.10%, 2/15/2042	105,000	109,044
6.13%, 12/15/2045	539,000	561,697
6.25%, 4/15/2049	682,000	717,587
6.40%, 12/1/2030	340,000	370,124
6.50%, 2/1/2042	273,000	298,012
6.55%, 12/1/2033	790,000	872,452
7.50%, 7/1/2038	100,000	119,320
EnLink Midstream LLC 5.65%, 9/1/2034	250,000	258,362
Security Description	Principal Amount	Value
EnLink Midstream Partners LP 5.45%, 6/1/2047	$650,000	$614,399
Enterprise Products Operating LLC:
3.13%, 7/31/2029	579,000	552,893
3.20%, 2/15/2052	184,000	130,408
3.30%, 2/15/2053	536,000	383,503
3.70%, 2/15/2026 (b)	461,000	458,621
3.70%, 1/31/2051	220,000	171,464
3.95%, 2/15/2027	145,000	144,610
3.95%, 1/31/2060	218,000	170,777
4.15%, 10/16/2028	286,700	286,568
4.20%, 1/31/2050	383,000	326,596
4.25%, 2/15/2048	319,000	275,485
4.45%, 2/15/2043	271,000	246,480
4.80%, 2/1/2049	748,000	699,477
4.85%, 1/31/2034 (b)	413,000	418,939
4.85%, 8/15/2042	240,000	230,054
4.85%, 3/15/2044	849,000	809,038
4.90%, 5/15/2046	349,000	333,476
4.95%, 2/15/2035	195,000	197,937
4.95%, 10/15/2054	370,000	352,181
5.10%, 2/15/2045	846,000	833,674
5.35%, 1/31/2033 (b)	209,000	219,410
5.55%, 2/16/2055	175,000	180,798
5.70%, 2/15/2042	141,000	148,379
5.95%, 2/1/2041	255,000	276,190
Series D, 6.88%, 3/1/2033	152,000	174,610
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	500,000	445,165
5.00%, 3/1/2043	330,000	303,587
5.50%, 3/1/2044	525,842	516,603
5.80%, 3/15/2035	425,000	446,938
6.55%, 9/15/2040	540,000	586,861
Series MTN, 6.95%, 1/15/2038	809,000	919,501
Kinder Morgan, Inc.:
1.75%, 11/15/2026	70,000	66,531
2.00%, 2/15/2031 (b)	514,000	441,577
3.25%, 8/1/2050	211,000	143,619
3.60%, 2/15/2051 (b)	222,000	160,792
4.30%, 3/1/2028 (b)	312,000	312,636
4.80%, 2/1/2033	377,000	374,022
5.00%, 2/1/2029	506,000	516,343
5.10%, 8/1/2029	235,000	241,181
5.20%, 6/1/2033	305,000	308,849
5.30%, 12/1/2034	328,000	333,097
5.40%, 2/1/2034	535,000	548,343
5.45%, 8/1/2052	585,000	568,912
5.55%, 6/1/2045	320,000	315,907
5.95%, 8/1/2054	555,000	576,179
MPLX LP:
1.75%, 3/1/2026	419,000	403,526
2.65%, 8/15/2030	720,000	647,993

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 3/15/2028	$616,000	$607,709
4.13%, 3/1/2027	566,000	562,932
4.25%, 12/1/2027	226,000	225,148
4.50%, 4/15/2038	698,000	644,917
4.70%, 4/15/2048	434,000	378,635
4.80%, 2/15/2029	320,000	324,909
4.95%, 3/14/2052	334,000	299,765
5.20%, 3/1/2047	530,000	502,594
5.50%, 6/1/2034	280,000	287,879
5.50%, 2/15/2049	370,000	359,884
5.65%, 3/1/2053	200,000	198,806
ONEOK, Inc.:
3.10%, 3/15/2030	340,000	316,533
3.25%, 6/1/2030	475,000	445,217
3.95%, 3/1/2050	456,000	350,140
4.20%, 10/3/2047	115,000	92,166
4.25%, 9/24/2027	225,000	225,216
4.35%, 3/15/2029	328,000	326,229
4.40%, 10/15/2029	200,000	199,334
4.55%, 7/15/2028 (b)	273,000	274,373
4.75%, 10/15/2031	200,000	200,028
4.85%, 2/1/2049	110,000	97,781
4.95%, 7/13/2047	455,000	411,670
5.05%, 11/1/2034	400,000	398,176
5.15%, 10/15/2043	244,000	231,888
5.55%, 11/1/2026	265,000	271,026
5.65%, 11/1/2028	405,000	423,399
5.70%, 11/1/2054 (b)	400,000	397,920
5.85%, 1/15/2026	173,000	175,638
5.85%, 11/1/2064	400,000	397,356
6.00%, 6/15/2035	328,000	350,153
6.10%, 11/15/2032	228,000	245,841
6.63%, 9/1/2053	625,000	693,687
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	800,000	760,832
4.65%, 10/15/2025	207,000	206,789
4.90%, 2/15/2045	200,000	180,428
5.15%, 6/1/2042	335,000	316,002
5.70%, 9/15/2034	500,000	519,580
6.65%, 1/15/2037	160,000	177,130
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028 (b)	236,000	234,714
5.00%, 3/15/2027 (b)	924,000	936,169
5.88%, 6/30/2026	511,000	519,488
5.90%, 9/15/2037	302,000	319,721
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027 (c)	125,000	125,958
5.03%, 10/1/2029 (c)	250,000	250,788
5.58%, 10/1/2034 (c)	250,000	252,575
6.18%, 10/1/2054 (c)	250,000	252,827
Spectra Energy Partners LP:
3.38%, 10/15/2026	315,000	309,478
Security Description	Principal Amount	Value
5.95%, 9/25/2043	$143,000	$148,794
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	94,660
4.95%, 4/15/2052	392,000	353,008
5.50%, 2/15/2035	195,000	200,825
6.13%, 3/15/2033	517,000	555,165
6.25%, 7/1/2052	686,000	738,294
6.50%, 2/15/2053 (b)	209,000	232,168
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	100,000	93,996
5.00%, 1/15/2028	285,000	285,180
5.50%, 3/1/2030	495,000	504,365
6.50%, 7/15/2027	803,000	814,258
TC PipeLines LP 3.90%, 5/25/2027	250,000	246,058
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	100,000	109,002
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031 (b)	303,000	268,088
4.10%, 4/15/2030 (b)	262,000	257,667
4.25%, 5/15/2028 (b)	300,000	299,079
4.63%, 3/1/2034	537,000	529,589
4.75%, 5/15/2038	239,000	230,198
4.88%, 1/15/2026	236,500	237,515
4.88%, 5/15/2048	200,000	186,894
5.00%, 10/16/2043	221,000	211,809
5.85%, 3/15/2036	94,000	99,715
6.10%, 6/1/2040	315,000	339,557
6.20%, 10/15/2037	828,000	909,558
7.25%, 8/15/2038	120,000	143,442
7.63%, 1/15/2039	488,000	599,981
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	537,000	503,003
4.00%, 3/15/2028	150,000	147,927
4.60%, 3/15/2048	198,000	174,074
7.85%, 2/1/2026	569,000	588,511
Valero Energy Partners LP 4.50%, 3/15/2028	432,000	433,162
Western Midstream Operating LP:
4.50%, 3/1/2028	203,000	201,086
4.65%, 7/1/2026	218,000	217,991
5.25%, 2/1/2050 (b)	430,000	390,466
5.30%, 3/1/2048	280,000	254,276
5.45%, 11/15/2034	500,000	501,430
6.15%, 4/1/2033	450,000	475,690
Williams Cos., Inc.:
2.60%, 3/15/2031	591,000	522,320
3.50%, 11/15/2030 (b)	366,000	345,914
3.50%, 10/15/2051	100,000	72,644
3.75%, 6/15/2027	173,000	170,481

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 11/15/2029	$85,000	$86,278
4.85%, 3/1/2048	420,000	382,376
4.90%, 3/15/2029	400,000	406,520
4.90%, 1/15/2045	125,000	115,709
5.10%, 9/15/2045	657,000	625,714
5.15%, 3/15/2034	570,000	576,390
5.30%, 8/15/2028	562,000	580,524
5.40%, 3/4/2044	186,000	183,630
5.75%, 6/24/2044	230,000	235,989
5.80%, 11/15/2054 (b)	200,000	206,648
6.30%, 4/15/2040	666,000	726,386
8.75%, 3/15/2032	160,000	195,800
		75,348,883
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
2.50%, 4/1/2031	327,000	285,827
4.88%, 3/1/2026	198,000	198,883
5.50%, 4/1/2029	175,000	182,529
		667,239
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.90%, 10/1/2030	254,000	230,429
4.80%, 10/1/2032	190,000	188,410
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033 (b)	415,000	333,154
2.00%, 5/18/2032	431,000	356,760
2.95%, 3/15/2034	85,000	73,475
3.00%, 5/18/2051	893,000	595,283
3.38%, 8/15/2031	261,000	242,902
3.55%, 3/15/2052	365,000	267,753
3.95%, 1/15/2027	156,000	154,350
4.00%, 2/1/2050	265,000	211,287
4.70%, 7/1/2030	306,000	308,010
5.15%, 4/15/2053	162,000	154,806
5.25%, 5/15/2036	325,000	330,912
American Assets Trust LP 6.15%, 10/1/2034	200,000	202,234
American Homes 4 Rent LP:
3.63%, 4/15/2032 (b)	100,000	92,382
4.25%, 2/15/2028	158,500	157,026
4.90%, 2/15/2029	903,500	912,689
American Tower Corp.:
1.45%, 9/15/2026	348,000	329,539
1.50%, 1/31/2028	131,000	119,400
1.60%, 4/15/2026	385,000	369,111
2.10%, 6/15/2030	191,000	168,248
2.30%, 9/15/2031	305,000	262,486
2.70%, 4/15/2031	160,000	142,875
2.75%, 1/15/2027	318,000	307,271
2.90%, 1/15/2030	274,000	253,609
2.95%, 1/15/2051 (b)	301,000	203,810
3.10%, 6/15/2050 (b)	464,000	323,380
3.13%, 1/15/2027	119,000	115,877
Security Description	Principal Amount	Value
3.38%, 10/15/2026 (b)	$246,000	$241,673
3.55%, 7/15/2027	251,000	245,865
3.70%, 10/15/2049	150,000	116,547
3.80%, 8/15/2029	260,000	252,876
3.95%, 3/15/2029	447,000	438,100
4.05%, 3/15/2032 (b)	228,000	218,948
5.20%, 2/15/2029	203,000	209,214
5.45%, 2/15/2034 (b)	318,000	332,320
5.55%, 7/15/2033	450,000	471,834
5.65%, 3/15/2033	401,000	423,272
5.80%, 11/15/2028	289,000	303,814
5.90%, 11/15/2033	322,000	346,208
Americold Realty Operating Partnership LP 5.41%, 9/12/2034	190,000	190,602
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	300,000	274,101
2.05%, 1/15/2032 (b)	362,000	311,103
Series MTN, 2.45%, 1/15/2031 (b)	266,000	237,131
Series GMTN, 2.95%, 5/11/2026	267,000	261,898
Series MTN, 3.20%, 1/15/2028	401,000	388,509
Series MTN, 3.30%, 6/1/2029	139,000	133,665
Series MTN, 4.35%, 4/15/2048	50,000	44,453
5.30%, 12/7/2033	215,000	224,163
Boston Properties LP:
2.45%, 10/1/2033 (b)	365,000	292,186
2.75%, 10/1/2026	589,000	567,725
2.90%, 3/15/2030 (b)	219,000	196,708
3.25%, 1/30/2031 (b)	470,000	423,305
3.40%, 6/21/2029 (b)	337,000	315,146
3.65%, 2/1/2026	339,000	334,068
4.50%, 12/1/2028	500,000	493,120
5.75%, 1/15/2035	250,000	254,982
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	200,000	184,442
2.50%, 8/16/2031	169,000	146,760
4.05%, 7/1/2030 (b)	210,000	203,847
4.13%, 5/15/2029	130,000	127,260
5.50%, 2/15/2034	355,000	365,178
5.75%, 2/15/2035	240,000	252,372
Camden Property Trust:
3.15%, 7/1/2029	316,000	301,233
3.35%, 11/1/2049 (b)	95,000	69,586
4.90%, 1/15/2034	451,000	453,589
CBRE Services, Inc. 5.95%, 8/15/2034	250,000	268,377
COPT Defense Properties LP:
2.25%, 3/15/2026	206,000	198,930
2.75%, 4/15/2031	200,000	174,938
2.90%, 12/1/2033	166,000	139,063

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Cousins Properties LP 5.88%, 10/1/2034	$250,000	$256,545
Crown Castle, Inc.:
1.05%, 7/15/2026	327,000	308,528
2.10%, 4/1/2031	360,000	307,904
2.25%, 1/15/2031	276,000	239,322
2.90%, 3/15/2027	275,000	266,076
3.10%, 11/15/2029	150,000	140,215
3.25%, 1/15/2051 (b)	310,000	220,859
3.30%, 7/1/2030	526,000	492,005
3.65%, 9/1/2027	627,000	614,786
3.70%, 6/15/2026	204,000	201,576
3.80%, 2/15/2028	615,000	603,586
4.15%, 7/1/2050	107,000	88,709
4.30%, 2/15/2029	255,000	252,743
4.90%, 9/1/2029	105,000	106,764
5.00%, 1/11/2028	230,000	233,972
5.10%, 5/1/2033 (b)	488,000	494,129
5.20%, 9/1/2034 (b)	250,000	253,307
5.60%, 6/1/2029	270,000	282,172
CubeSmart LP:
2.50%, 2/15/2032	189,000	163,638
3.00%, 2/15/2030	225,000	208,561
3.13%, 9/1/2026	150,000	146,400
4.38%, 2/15/2029	15,000	14,912
Digital Realty Trust LP:
3.60%, 7/1/2029 (b)	380,000	367,297
3.70%, 8/15/2027	274,000	270,079
5.55%, 1/15/2028	639,000	661,199
DOC Dr. LLC 3.95%, 1/15/2028	215,000	211,719
EPR Properties:
3.60%, 11/15/2031 (b)	217,000	193,581
3.75%, 8/15/2029 (b)	131,000	122,526
4.50%, 6/1/2027	200,000	197,194
4.95%, 4/15/2028	176,000	174,481
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034 (b)	140,000	147,049
Equinix, Inc.:
1.45%, 5/15/2026 (b)	151,000	144,312
1.55%, 3/15/2028	490,000	446,890
1.80%, 7/15/2027 (b)	155,000	145,401
2.00%, 5/15/2028	100,000	92,205
2.15%, 7/15/2030 (b)	569,000	502,768
2.50%, 5/15/2031	136,000	120,132
2.90%, 11/18/2026	275,000	267,729
2.95%, 9/15/2051	670,000	444,585
ERP Operating LP:
2.50%, 2/15/2030	526,000	480,585
2.85%, 11/1/2026	136,000	132,604
3.00%, 7/1/2029	100,000	94,501
3.25%, 8/1/2027	200,000	195,292
4.15%, 12/1/2028	332,000	331,293
4.65%, 9/15/2034 (b)	215,000	213,983
Security Description	Principal Amount	Value
Essex Portfolio LP:
1.65%, 1/15/2031	$196,000	$163,903
1.70%, 3/1/2028	170,000	155,681
2.55%, 6/15/2031	128,000	112,069
3.00%, 1/15/2030	377,000	350,538
4.00%, 3/1/2029	180,000	176,778
5.50%, 4/1/2034	400,000	415,544
Extra Space Storage LP:
2.35%, 3/15/2032	200,000	168,832
3.50%, 7/1/2026	297,000	293,178
3.88%, 12/15/2027	382,000	376,942
4.00%, 6/15/2029	168,000	164,803
5.35%, 1/15/2035	95,000	97,119
5.40%, 2/1/2034	245,000	252,740
5.90%, 1/15/2031	225,000	238,756
Federal Realty OP LP:
3.25%, 7/15/2027 (b)	150,000	145,494
3.50%, 6/1/2030	277,000	261,219
4.50%, 12/1/2044	570,000	500,762
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	125,000	110,575
4.00%, 1/15/2030	470,000	447,792
4.00%, 1/15/2031	296,000	277,355
5.38%, 4/15/2026	203,000	203,887
5.63%, 9/15/2034	250,000	255,537
5.75%, 6/1/2028	347,000	356,220
6.25%, 9/15/2054	180,000	189,815
Healthcare Realty Holdings LP:
2.00%, 3/15/2031	370,000	309,782
3.50%, 8/1/2026	117,000	115,041
3.63%, 1/15/2028	308,000	295,948
Healthpeak OP LLC:
3.00%, 1/15/2030 (b)	339,000	315,904
3.25%, 7/15/2026	315,000	309,544
3.50%, 7/15/2029	251,000	241,045
5.25%, 12/15/2032 (b)	315,000	324,343
6.75%, 2/1/2041	300,000	340,614
Highwoods Realty LP:
3.05%, 2/15/2030	216,000	194,331
3.88%, 3/1/2027	175,000	171,012
4.13%, 3/15/2028	189,000	183,496
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	460,000	428,637
Series I, 3.50%, 9/15/2030	217,000	201,033
Series F, 4.50%, 2/1/2026	110,000	109,713
5.50%, 4/15/2035 (b)	350,000	354,532
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	305,000	255,846
2.30%, 11/15/2028	225,000	206,116
4.15%, 4/15/2032 (b)	350,000	334,134
4.88%, 2/1/2035	40,000	39,481
5.45%, 8/15/2030	100,000	104,197

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Kilroy Realty LP:
2.50%, 11/15/2032 (b)	$404,000	$323,830
2.65%, 11/15/2033	145,000	113,476
3.05%, 2/15/2030	300,000	268,173
4.38%, 10/1/2025	50,000	49,735
4.75%, 12/15/2028 (b)	500,000	496,385
Kimco Realty OP LLC:
1.90%, 3/1/2028	150,000	138,341
2.25%, 12/1/2031	143,000	121,965
2.70%, 10/1/2030	239,000	217,131
3.70%, 10/1/2049	200,000	154,892
4.45%, 9/1/2047 (b)	275,000	237,721
4.60%, 2/1/2033 (b)	350,000	347,291
4.85%, 3/1/2035	45,000	44,649
6.40%, 3/1/2034 (b)	322,000	358,380
Kite Realty Group LP:
4.00%, 10/1/2026	238,000	234,823
4.95%, 12/15/2031	350,000	350,311
Life Storage LP 4.00%, 6/15/2029	500	478
LXP Industrial Trust:
2.70%, 9/15/2030	110,000	97,779
6.75%, 11/15/2028	114,000	121,956
Mid-America Apartments LP:
1.70%, 2/15/2031	269,000	227,816
2.75%, 3/15/2030	75,000	69,325
2.88%, 9/15/2051	137,000	92,298
3.60%, 6/1/2027 (b)	166,000	163,736
3.95%, 3/15/2029 (b)	333,000	329,360
5.00%, 3/15/2034 (b)	60,000	61,180
5.30%, 2/15/2032	500,000	519,915
National Health Investors, Inc. 3.00%, 2/1/2031	187,000	163,373
NNN REIT, Inc.:
3.00%, 4/15/2052	200,000	132,258
3.10%, 4/15/2050	196,000	133,345
3.50%, 4/15/2051	137,000	100,795
5.50%, 6/15/2034	334,000	347,300
5.60%, 10/15/2033	200,000	209,340
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	161,000	138,326
3.38%, 2/1/2031	153,000	139,206
4.50%, 4/1/2027	150,000	149,271
4.75%, 1/15/2028	140,000	139,647
5.25%, 1/15/2026	198,000	198,782
Phillips Edison Grocery Center Operating Partnership I LP 4.95%, 1/15/2035	200,000	196,440
Piedmont Operating Partnership LP:
3.15%, 8/15/2030 (b)	312,000	271,924
9.25%, 7/20/2028	195,000	218,154
Prologis LP:
1.75%, 7/1/2030	360,400	314,409
1.75%, 2/1/2031	323,000	277,486
Security Description	Principal Amount	Value
2.13%, 10/15/2050	$307,000	$175,061
2.25%, 4/15/2030	181,000	163,427
2.25%, 1/15/2032	393,000	337,842
3.00%, 4/15/2050	450,000	314,775
3.05%, 3/1/2050	250,000	174,400
3.25%, 6/30/2026	384,000	378,812
3.38%, 12/15/2027 (b)	125,000	122,463
4.00%, 9/15/2028	120,000	119,446
4.38%, 2/1/2029 (b)	220,000	221,775
4.63%, 1/15/2033	801,000	804,989
4.88%, 6/15/2028 (b)	181,000	185,565
5.00%, 3/15/2034	225,000	230,704
5.00%, 1/31/2035 (b)	70,000	71,670
5.13%, 1/15/2034 (b)	300,000	310,215
5.25%, 3/15/2054	100,000	101,581
Public Storage Operating Co.:
1.50%, 11/9/2026	390,000	370,067
1.85%, 5/1/2028	254,000	235,168
2.25%, 11/9/2031	150,000	130,394
2.30%, 5/1/2031	90,000	79,974
3.09%, 9/15/2027	275,000	268,218
3.39%, 5/1/2029 (b)	266,000	258,488
5.10%, 8/1/2033	95,000	98,535
5.35%, 8/1/2053	556,000	574,559
Realty Income Corp.:
0.75%, 3/15/2026	273,000	258,971
2.85%, 12/15/2032	140,000	122,423
3.10%, 12/15/2029	217,000	204,664
3.25%, 1/15/2031	246,000	229,508
3.40%, 1/15/2030	263,000	250,210
3.65%, 1/15/2028	205,000	201,248
3.95%, 8/15/2027	482,000	479,219
4.00%, 7/15/2029	172,000	169,191
4.13%, 10/15/2026	239,500	239,215
4.75%, 2/15/2029	474,000	482,831
4.85%, 3/15/2030	155,000	158,720
4.90%, 7/15/2033	500,000	504,975
5.05%, 1/13/2026	655,000	655,314
5.38%, 9/1/2054	80,000	81,407
5.63%, 10/13/2032	331,000	351,532
Regency Centers LP:
2.95%, 9/15/2029	500,000	467,885
3.70%, 6/15/2030	525,000	505,066
5.10%, 1/15/2035	160,000	162,806
5.25%, 1/15/2034	125,000	128,958
Rexford Industrial Realty LP:
2.15%, 9/1/2031	235,000	198,025
5.00%, 6/15/2028	155,000	157,441
Sabra Health Care LP 5.13%, 8/15/2026	550,000	553,591
Safehold GL Holdings LLC:
2.80%, 6/15/2031	125,000	109,668
6.10%, 4/1/2034	250,000	264,067
Simon Property Group LP:
1.38%, 1/15/2027 (b)	343,000	322,722

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.75%, 2/1/2028	$285,000	$263,941
2.20%, 2/1/2031 (b)	397,000	348,157
2.25%, 1/15/2032	216,000	186,060
2.45%, 9/13/2029	308,000	282,843
2.65%, 7/15/2030	286,000	262,122
3.25%, 11/30/2026 (b)	102,000	100,226
3.25%, 9/13/2049 (b)	721,000	524,470
3.30%, 1/15/2026	529,000	522,874
3.38%, 12/1/2027 (b)	574,000	562,807
4.75%, 9/26/2034 (b)	200,000	198,314
5.50%, 3/8/2033	140,000	147,871
5.85%, 3/8/2053	350,000	375,942
Store Capital LLC 4.63%, 3/15/2029 (b)	449,000	439,854
Sun Communities Operating LP:
2.70%, 7/15/2031	325,250	284,077
5.70%, 1/15/2033	495,000	510,746
Tanger Properties LP 2.75%, 9/1/2031 (b)	353,000	303,989
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	115,000	91,065
Series MTN, 2.10%, 8/1/2032 (b)	115,000	94,801
Series MTN, 2.10%, 6/15/2033	50,000	40,074
Series MTN, 4.40%, 1/26/2029	421,000	419,493
5.13%, 9/1/2034	440,000	444,550
Ventas Realty LP:
2.50%, 9/1/2031	127,000	110,240
3.25%, 10/15/2026	431,000	421,152
4.75%, 11/15/2030	350,000	353,213
4.88%, 4/15/2049	210,000	195,653
5.00%, 1/15/2035	375,000	375,521
5.63%, 7/1/2034	205,000	215,603
VICI Properties LP:
4.75%, 2/15/2028	550,000	552,332
5.63%, 5/15/2052	558,000	546,064
5.75%, 4/1/2034 (b)	370,000	387,838
Welltower OP LLC:
2.05%, 1/15/2029 (b)	283,000	258,065
2.75%, 1/15/2031	252,000	228,055
2.80%, 6/1/2031	378,000	341,047
4.13%, 3/15/2029	438,000	434,846
4.25%, 4/1/2026	35,000	34,961
4.25%, 4/15/2028 (b)	309,000	309,232
4.95%, 9/1/2048	207,000	200,132
Weyerhaeuser Co.:
3.38%, 3/9/2033	132,000	120,442
4.00%, 11/15/2029	468,000	458,748
4.00%, 3/9/2052	340,000	275,941
4.75%, 5/15/2026	525,000	528,538
WP Carey, Inc.:
2.40%, 2/1/2031	45,000	39,222
Security Description	Principal Amount	Value
3.85%, 7/15/2029 (b)	$687,000	$667,709
5.38%, 6/30/2034	200,000	204,378
		76,162,976
RETAIL — 0.7%
AutoNation, Inc.:
3.85%, 3/1/2032 (b)	375,000	345,844
4.75%, 6/1/2030 (b)	290,000	288,956
AutoZone, Inc.:
3.75%, 6/1/2027 (b)	200,000	197,744
3.75%, 4/18/2029	514,000	502,147
4.00%, 4/15/2030	362,000	355,343
4.75%, 8/1/2032	549,000	551,597
4.75%, 2/1/2033	155,000	155,133
5.05%, 7/15/2026	170,000	172,613
5.20%, 8/1/2033	270,000	277,247
5.40%, 7/15/2034	355,000	367,957
Best Buy Co., Inc. 4.45%, 10/1/2028	355,000	356,534
Costco Wholesale Corp.:
1.38%, 6/20/2027	450,000	421,938
1.60%, 4/20/2030	413,000	364,671
1.75%, 4/20/2032 (b)	209,000	177,982
3.00%, 5/18/2027 (b)	438,000	430,261
Darden Restaurants, Inc.:
4.35%, 10/15/2027 (g)	75,000	75,000
4.55%, 10/15/2029 (g)	180,000	180,266
6.30%, 10/10/2033 (b)	245,000	267,033
Dick's Sporting Goods, Inc.:
3.15%, 1/15/2032 (b)	129,000	116,215
4.10%, 1/15/2052	363,000	277,259
Dollar General Corp.:
3.50%, 4/3/2030	496,000	466,924
3.88%, 4/15/2027 (b)	589,000	581,155
4.63%, 11/1/2027	141,000	141,525
5.00%, 11/1/2032	325,000	323,186
5.20%, 7/5/2028 (b)	225,000	229,909
5.45%, 7/5/2033 (b)	268,000	273,028
Dollar Tree, Inc.:
3.38%, 12/1/2051 (b)	300,000	204,870
4.20%, 5/15/2028	481,000	474,766
Genuine Parts Co.:
2.75%, 2/1/2032	309,000	270,115
4.95%, 8/15/2029	250,000	254,157
Home Depot, Inc.:
0.90%, 3/15/2028 (b)	209,766	189,794
1.38%, 3/15/2031	297,000	249,994
1.50%, 9/15/2028	356,000	324,722
1.88%, 9/15/2031 (b)	324,000	279,003
2.13%, 9/15/2026	776,000	750,501
2.38%, 3/15/2051	394,000	247,247
2.50%, 4/15/2027	412,000	398,169
2.70%, 4/15/2030	814,000	757,207
2.80%, 9/14/2027 (b)	220,000	213,730
3.00%, 4/1/2026	418,000	412,106
3.13%, 12/15/2049	525,000	387,455

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 4/15/2032	$220,000	$205,825
3.30%, 4/15/2040	250,000	208,890
3.35%, 4/15/2050	526,000	403,605
3.63%, 4/15/2052	675,000	541,991
3.90%, 12/6/2028 (b)	323,000	322,096
3.90%, 6/15/2047	345,000	294,861
4.20%, 4/1/2043	473,000	431,939
4.25%, 4/1/2046	698,000	634,894
4.40%, 3/15/2045	246,000	229,149
4.50%, 9/15/2032 (b)	245,000	250,508
4.50%, 12/6/2048	410,000	383,284
4.75%, 6/25/2029	225,000	232,009
4.85%, 6/25/2031	310,000	321,265
4.88%, 6/25/2027 (b)	170,000	174,354
4.88%, 2/15/2044	1,200,000	1,192,800
4.95%, 9/30/2026	514,000	524,650
4.95%, 6/25/2034	310,000	322,121
4.95%, 9/15/2052 (b)	320,000	319,258
5.10%, 12/24/2025 (b)	270,000	273,553
5.15%, 6/25/2026	115,000	117,349
5.30%, 6/25/2054	105,000	110,367
5.40%, 9/15/2040	350,000	370,989
5.40%, 6/25/2064	350,000	370,492
5.88%, 12/16/2036	878,000	983,325
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (b)	893,000	810,630
1.70%, 9/15/2028	393,000	358,133
1.70%, 10/15/2030	1,046,000	899,581
2.50%, 4/15/2026	445,000	434,765
2.63%, 4/1/2031 (b)	620,800	557,876
2.80%, 9/15/2041	400,000	293,612
3.00%, 10/15/2050	349,000	237,268
3.10%, 5/3/2027	512,000	499,261
3.65%, 4/5/2029	458,000	446,871
3.75%, 4/1/2032	785,000	748,992
4.25%, 4/1/2052	666,000	563,309
4.45%, 4/1/2062	250,000	211,790
4.50%, 4/15/2030 (b)	404,000	409,078
4.80%, 4/1/2026	300,000	302,457
5.00%, 4/15/2033 (b)	230,000	236,997
5.15%, 7/1/2033 (b)	560,000	583,548
5.63%, 4/15/2053 (b)	410,000	426,638
5.75%, 7/1/2053	580,000	612,387
5.80%, 9/15/2062 (b)	220,000	230,201
6.50%, 3/15/2029	263,000	287,988
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	310,000	279,170
Series MTN, 2.63%, 9/1/2029 (b)	626,000	586,562
Series MTN, 3.50%, 3/1/2027 (b)	502,000	495,861
Series MTN, 3.50%, 7/1/2027	475,000	468,345
Series MTN, 3.60%, 7/1/2030 (b)	150,000	145,593
Security Description	Principal Amount	Value
Series MTN, 3.63%, 9/1/2049 (b)	$330,000	$259,911
Series MTN, 3.70%, 1/30/2026	505,000	501,990
Series MTN, 3.70%, 2/15/2042	170,000	142,956
Series MTN, 4.20%, 4/1/2050	150,000	129,658
Series MTN, 4.45%, 3/1/2047	480,000	438,096
Series MTN, 4.45%, 9/1/2048	383,000	347,875
Series MTN, 4.60%, 9/9/2032 (b)	415,000	422,134
Series MTN, 4.70%, 12/9/2035	543,000	548,810
Series MTN, 4.88%, 7/15/2040	93,000	91,791
Series MTN, 5.15%, 9/9/2052 (b)	350,000	350,693
Series MTN, 5.70%, 2/1/2039	384,000	417,696
Series MTN, 6.30%, 10/15/2037	393,000	448,126
Series MTN, 6.30%, 3/1/2038	327,000	372,800
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	260,000	220,189
3.55%, 3/15/2026	519,000	513,452
3.60%, 9/1/2027 (b)	259,000	255,030
4.20%, 4/1/2030 (b)	414,500	411,528
4.35%, 6/1/2028	100,000	100,247
4.70%, 6/15/2032 (b)	75,000	75,587
5.00%, 8/19/2034	250,000	252,940
Ross Stores, Inc. 0.88%, 4/15/2026 (b)	374,000	355,120
Starbucks Corp.:
2.00%, 3/12/2027 (b)	631,000	601,507
2.55%, 11/15/2030	231,500	209,450
3.00%, 2/14/2032 (b)	110,000	100,171
3.35%, 3/12/2050	202,000	148,312
3.50%, 3/1/2028	324,000	318,243
3.50%, 11/15/2050	405,400	308,530
3.55%, 8/15/2029 (b)	251,000	244,770
3.75%, 12/1/2047	446,000	357,134
4.00%, 11/15/2028 (b)	291,000	289,888
4.30%, 6/15/2045	300,000	264,144
4.50%, 11/15/2048	827,000	744,474
5.00%, 2/15/2034	500,000	514,335
Target Corp.:
1.95%, 1/15/2027 (b)	280,000	268,932
2.35%, 2/15/2030	295,000	270,890
2.50%, 4/15/2026 (b)	314,000	308,810
2.65%, 9/15/2030	221,000	205,515
2.95%, 1/15/2052 (b)	550,000	389,642
3.38%, 4/15/2029 (b)	451,000	440,654

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2042 (b)	$275,000	$249,331
4.40%, 1/15/2033 (b)	237,000	238,936
4.50%, 9/15/2032 (b)	548,000	555,787
4.50%, 9/15/2034	145,000	144,967
4.80%, 1/15/2053 (b)	195,000	191,753
6.50%, 10/15/2037	180,000	211,165
TJX Cos., Inc.:
1.15%, 5/15/2028	131,000	118,672
2.25%, 9/15/2026	427,000	413,712
3.88%, 4/15/2030	100,000	98,766
4.50%, 4/15/2050	270,000	255,172
Tractor Supply Co. 1.75%, 11/1/2030 (b)	287,000	247,294
Walmart, Inc.:
1.05%, 9/17/2026 (b)	368,000	349,652
1.50%, 9/22/2028	531,000	487,872
2.50%, 9/22/2041	423,000	316,683
2.65%, 9/22/2051	705,000	484,462
2.95%, 9/24/2049	962,000	710,629
3.25%, 7/8/2029 (b)	331,000	325,317
3.63%, 12/15/2047	300,000	251,268
3.70%, 6/26/2028 (b)	234,000	233,923
3.90%, 4/15/2028	310,000	311,429
3.95%, 9/9/2027 (b)	634,000	638,495
3.95%, 6/28/2038	1,093,000	1,050,045
4.00%, 4/15/2030 (b)	164,000	165,889
4.05%, 6/29/2048 (b)	247,000	222,465
4.10%, 4/15/2033 (b)	400,000	401,196
4.15%, 9/9/2032 (b)	232,000	234,703
4.30%, 4/22/2044	150,000	142,705
4.50%, 9/9/2052	492,000	477,137
4.50%, 4/15/2053 (b)	370,000	357,043
5.63%, 4/1/2040	200,000	223,004
6.20%, 4/15/2038	438,000	515,014
6.50%, 8/15/2037	100,000	120,537
		57,044,843
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	134,000	130,629
Analog Devices, Inc.:
1.70%, 10/1/2028	677,000	621,885
2.10%, 10/1/2031	274,000	238,555
2.80%, 10/1/2041	255,000	193,425
3.45%, 6/15/2027	179,000	176,517
3.50%, 12/5/2026	472,000	468,205
Applied Materials, Inc.:
1.75%, 6/1/2030	540,000	474,244
2.75%, 6/1/2050	250,000	174,570
3.90%, 10/1/2025	461,000	459,603
4.35%, 4/1/2047	854,000	796,577
4.80%, 6/15/2029	65,000	66,981
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	995,000	988,254
Security Description	Principal Amount	Value
Broadcom, Inc.:
1.95%, 2/15/2028 (c)	$269,000	$249,643
2.45%, 2/15/2031 (c)	656,000	581,091
2.60%, 2/15/2033 (c)	250,000	214,070
3.14%, 11/15/2035 (c)	644,000	550,594
3.15%, 11/15/2025	489,000	482,262
3.19%, 11/15/2036 (c)	906,000	767,418
3.42%, 4/15/2033 (c)	1,678,000	1,524,379
3.47%, 4/15/2034 (c)	1,319,000	1,188,630
3.50%, 2/15/2041 (c)	569,000	468,025
3.75%, 2/15/2051 (c)	200,000	158,774
4.11%, 9/15/2028 (b)	718,000	715,853
4.15%, 2/15/2028 (g)	155,000	154,842
4.15%, 11/15/2030	566,000	556,836
4.15%, 4/15/2032 (c)	867,000	840,687
4.30%, 11/15/2032	127,000	124,830
4.35%, 2/15/2030 (g)	175,000	174,683
4.55%, 2/15/2032 (g)	250,000	249,673
4.75%, 4/15/2029	428,000	434,647
4.80%, 10/15/2034 (g)	605,000	604,480
4.93%, 5/15/2037 (c)	681,000	679,801
5.00%, 4/15/2030	973,000	1,007,396
5.05%, 7/12/2027	250,000	255,435
5.05%, 7/12/2029	220,000	226,492
5.15%, 11/15/2031	270,000	279,887
Intel Corp.:
1.60%, 8/12/2028	364,000	325,463
2.00%, 8/12/2031 (b)	529,000	442,212
2.45%, 11/15/2029	1,255,000	1,128,471
2.80%, 8/12/2041	150,000	104,282
3.10%, 2/15/2060	440,000	267,573
3.15%, 5/11/2027	573,000	553,959
3.25%, 11/15/2049	784,000	527,757
3.73%, 12/8/2047	723,000	532,699
3.75%, 3/25/2027	482,000	473,507
3.90%, 3/25/2030 (b)	635,000	610,197
4.00%, 8/5/2029	275,000	268,524
4.10%, 5/19/2046	210,000	166,914
4.10%, 5/11/2047	800,000	629,736
4.25%, 12/15/2042	450,000	376,353
4.60%, 3/25/2040	173,000	156,198
4.75%, 3/25/2050	1,173,000	1,011,595
4.88%, 2/10/2026	500,000	502,450
4.88%, 2/10/2028	575,000	580,733
4.90%, 8/5/2052	589,000	516,088
5.05%, 8/5/2062	350,000	307,492
5.15%, 2/21/2034 (b)	440,000	444,629
5.20%, 2/10/2033 (b)	310,000	313,928
5.63%, 2/10/2043	300,000	298,233
5.70%, 2/10/2053	1,568,000	1,540,168
5.90%, 2/10/2063	323,000	323,423
KLA Corp.:
3.30%, 3/1/2050	330,000	249,361
4.10%, 3/15/2029	209,000	210,043
4.70%, 2/1/2034 (b)	502,000	511,899

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 7/15/2052 (b)	$530,000	$526,566
5.00%, 3/15/2049	164,000	163,009
5.25%, 7/15/2062	263,000	270,298
Lam Research Corp.:
2.88%, 6/15/2050 (b)	207,000	144,590
3.75%, 3/15/2026 (b)	354,000	352,209
4.00%, 3/15/2029 (b)	204,000	203,820
4.88%, 3/15/2049	471,000	461,020
Marvell Technology, Inc.:
2.95%, 4/15/2031 (b)	365,000	329,631
4.88%, 6/22/2028	170,000	171,554
5.95%, 9/15/2033 (b)	715,000	767,495
Microchip Technology, Inc. 5.05%, 3/15/2029	630,000	646,966
Micron Technology, Inc.:
4.19%, 2/15/2027	329,000	328,059
4.66%, 2/15/2030	300,000	301,722
5.33%, 2/6/2029	285,000	294,357
5.38%, 4/15/2028	740,000	762,415
5.88%, 9/15/2033 (b)	860,000	919,804
NVIDIA Corp.:
2.00%, 6/15/2031 (b)	250,000	221,073
2.85%, 4/1/2030	774,000	732,212
3.20%, 9/16/2026	670,000	663,065
3.50%, 4/1/2040	482,000	425,611
3.50%, 4/1/2050 (b)	357,000	292,972
NXP BV/NXP Funding LLC 5.55%, 12/1/2028 (b)	428,000	444,281
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	389,000	337,792
3.13%, 2/15/2042	200,000	149,776
3.25%, 5/11/2041	345,000	269,021
3.25%, 11/30/2051 (b)	125,000	87,719
4.30%, 6/18/2029 (b)	274,000	272,682
4.40%, 6/1/2027	531,000	532,227
5.00%, 1/15/2033 (b)	342,000	346,046
Qorvo, Inc. 4.38%, 10/15/2029	190,000	184,203
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	435,000	395,841
1.65%, 5/20/2032	321,000	266,590
3.25%, 5/20/2027	636,000	625,811
4.25%, 5/20/2032 (b)	245,000	244,684
4.30%, 5/20/2047	522,000	472,864
4.50%, 5/20/2052 (b)	915,000	842,157
4.65%, 5/20/2035 (b)	311,000	317,127
4.80%, 5/20/2045	250,000	244,950
5.40%, 5/20/2033 (b)	250,000	269,472
6.00%, 5/20/2053	315,000	356,791
Skyworks Solutions, Inc. 1.80%, 6/1/2026	334,000	319,357
Texas Instruments, Inc.:
1.13%, 9/15/2026 (b)	227,000	215,328
1.75%, 5/4/2030	320,000	282,512
1.90%, 9/15/2031 (b)	135,000	117,582
Security Description	Principal Amount	Value
2.25%, 9/4/2029	$202,000	$186,171
2.70%, 9/15/2051	273,000	185,452
2.90%, 11/3/2027 (b)	397,000	385,285
3.88%, 3/15/2039	138,000	127,987
4.15%, 5/15/2048	418,000	372,292
4.60%, 2/15/2028	115,000	117,433
4.85%, 2/8/2034	225,000	233,960
4.90%, 3/14/2033 (b)	227,000	237,810
5.00%, 3/14/2053	910,000	916,716
5.05%, 5/18/2063	150,000	150,258
5.15%, 2/8/2054	250,000	256,733
TSMC Arizona Corp.:
1.75%, 10/25/2026	316,000	300,399
2.50%, 10/25/2031	589,000	519,922
3.13%, 10/25/2041	429,000	351,771
3.25%, 10/25/2051 (b)	200,000	157,012
3.88%, 4/22/2027	125,000	123,926
4.25%, 4/22/2032	250,000	248,598
Xilinx, Inc. 2.38%, 6/1/2030	356,000	323,220
		52,421,966
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	350,000	321,412
3.48%, 12/1/2027	301,500	293,565
		614,977
SOFTWARE — 0.6%
Adobe, Inc.:
2.15%, 2/1/2027	632,000	607,826
2.30%, 2/1/2030	519,000	476,862
4.80%, 4/4/2029 (b)	300,000	309,870
4.95%, 4/4/2034	200,000	208,408
Atlassian Corp. 5.25%, 5/15/2029	500,000	517,055
Autodesk, Inc.:
2.40%, 12/15/2031	302,000	264,380
2.85%, 1/15/2030	39,000	36,236
3.50%, 6/15/2027	316,000	310,691
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	403,000	355,708
3.40%, 6/27/2026	333,000	327,875
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	85,000	85,429
4.30%, 9/10/2029	250,000	250,750
4.70%, 9/10/2034	155,000	155,849
Concentrix Corp.:
6.60%, 8/2/2028 (b)	300,000	312,699
6.85%, 8/2/2033 (b)	575,000	595,545
Electronic Arts, Inc. 1.85%, 2/15/2031 (b)	451,000	387,193

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	$200,000	$191,242
1.65%, 3/1/2028 (b)	714,000	653,053
3.10%, 3/1/2041	170,000	131,213
5.10%, 7/15/2032 (b)	331,000	343,161
Fiserv, Inc.:
2.25%, 6/1/2027 (b)	539,600	513,446
2.65%, 6/1/2030	460,500	419,667
3.20%, 7/1/2026	655,000	643,636
3.50%, 7/1/2029 (b)	741,000	715,791
4.40%, 7/1/2049	207,000	182,996
4.75%, 3/15/2030	350,000	356,450
5.15%, 8/12/2034	350,000	358,596
5.45%, 3/15/2034	605,000	632,606
5.63%, 8/21/2033	570,000	603,345
Intuit, Inc.:
1.35%, 7/15/2027	228,000	212,610
1.65%, 7/15/2030	135,000	117,609
5.20%, 9/15/2033 (b)	500,000	527,440
5.50%, 9/15/2053 (b)	525,000	564,207
Microsoft Corp.:
2.40%, 8/8/2026	1,030,000	1,004,600
2.50%, 9/15/2050	580,000	392,834
2.53%, 6/1/2050	1,680,000	1,152,900
2.68%, 6/1/2060	885,000	583,808
2.92%, 3/17/2052	2,636,000	1,934,956
3.04%, 3/17/2062	572,000	410,542
3.13%, 11/3/2025	894,000	885,641
3.30%, 2/6/2027	1,288,000	1,276,189
3.40%, 9/15/2026	393,000	390,390
3.45%, 8/8/2036	425,000	396,253
3.50%, 2/12/2035 (b)	584,000	557,761
3.70%, 8/8/2046	767,000	680,007
3.95%, 8/8/2056	110,000	96,897
4.10%, 2/6/2037	324,000	321,479
4.20%, 11/3/2035	249,000	252,282
4.25%, 2/6/2047 (b)	270,000	267,948
4.45%, 11/3/2045	340,000	343,822
4.50%, 2/6/2057 (b)	265,000	263,124
Oracle Corp.:
1.65%, 3/25/2026	928,000	892,077
2.30%, 3/25/2028	581,000	545,315
2.65%, 7/15/2026	1,258,000	1,223,418
2.80%, 4/1/2027 (b)	603,000	583,716
2.88%, 3/25/2031	1,054,000	958,729
2.95%, 4/1/2030	987,000	918,216
3.25%, 11/15/2027	978,000	952,103
3.25%, 5/15/2030 (b)	205,000	193,473
3.60%, 4/1/2040	845,000	702,786
3.60%, 4/1/2050	2,679,000	2,038,585
3.65%, 3/25/2041	483,000	398,871
3.80%, 11/15/2037	601,900	532,477
3.85%, 7/15/2036	348,000	314,498
3.85%, 4/1/2060	665,000	500,725
Security Description	Principal Amount	Value
3.90%, 5/15/2035	$467,000	$431,583
3.95%, 3/25/2051	625,000	503,175
4.00%, 7/15/2046	1,148,000	952,197
4.00%, 11/15/2047	318,000	261,444
4.13%, 5/15/2045	599,000	507,886
4.20%, 9/27/2029 (b)	220,000	219,547
4.30%, 7/8/2034	544,000	526,538
4.38%, 5/15/2055	204,000	173,924
4.70%, 9/27/2034 (b)	750,000	748,245
5.38%, 7/15/2040	646,000	658,461
5.38%, 9/27/2054 (b)	750,000	750,802
5.50%, 9/27/2064 (b)	500,000	498,015
5.55%, 2/6/2053 (b)	545,000	557,557
5.80%, 11/10/2025	80,000	81,251
6.13%, 7/8/2039	388,000	428,771
6.15%, 11/9/2029	313,000	338,566
6.25%, 11/9/2032	508,000	561,960
6.50%, 4/15/2038	833,700	947,842
6.90%, 11/9/2052	690,000	830,581
Roper Technologies, Inc.:
1.40%, 9/15/2027	304,000	281,474
1.75%, 2/15/2031	962,000	814,054
2.00%, 6/30/2030	194,000	170,439
3.80%, 12/15/2026	362,000	359,777
4.50%, 10/15/2029 (b)	200,000	201,208
4.75%, 2/15/2032	165,000	166,856
4.90%, 10/15/2034	200,000	201,334
Salesforce, Inc.:
1.50%, 7/15/2028 (b)	201,000	184,249
1.95%, 7/15/2031	424,000	368,015
2.70%, 7/15/2041	275,000	208,005
2.90%, 7/15/2051	591,000	412,559
3.05%, 7/15/2061	200,000	134,148
3.70%, 4/11/2028 (b)	513,000	510,122
ServiceNow, Inc. 1.40%, 9/1/2030	349,000	299,442
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	169,000	166,786
4.00%, 4/14/2032 (b)	100,000	95,831
4.95%, 3/28/2028	250,000	255,018
5.00%, 3/28/2026	329,000	332,188
5.40%, 6/12/2029	295,000	305,767
VMware LLC:
1.40%, 8/15/2026	536,000	508,187
1.80%, 8/15/2028 (b)	520,000	472,950
2.20%, 8/15/2031	280,000	240,542
3.90%, 8/21/2027	415,000	410,713
4.70%, 5/15/2030	300,000	302,367
Workday, Inc.:
3.50%, 4/1/2027	45,000	44,294
3.80%, 4/1/2032 (b)	990,000	938,381
		52,698,917

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
2.88%, 5/7/2030	$336,000	$309,960
4.38%, 7/16/2042	220,000	199,135
4.38%, 4/22/2049 (b)	228,000	203,659
4.70%, 7/21/2032	350,000	350,158
6.13%, 11/15/2037	581,000	637,427
6.13%, 3/30/2040 (b)	450,000	489,020
6.38%, 3/1/2035 (b)	395,000	442,471
AT&T, Inc.:
1.65%, 2/1/2028	599,500	552,601
1.70%, 3/25/2026	1,547,000	1,490,565
2.25%, 2/1/2032	743,000	637,561
2.30%, 6/1/2027	892,000	851,922
2.55%, 12/1/2033	1,192,000	1,004,856
2.75%, 6/1/2031	1,233,000	1,114,558
3.50%, 6/1/2041	806,000	660,291
3.50%, 9/15/2053	2,359,000	1,732,450
3.50%, 2/1/2061	200,000	141,618
3.55%, 9/15/2055	2,887,000	2,109,358
3.65%, 6/1/2051	784,000	601,367
3.65%, 9/15/2059	2,019,000	1,463,331
3.80%, 2/15/2027	365,000	362,014
3.80%, 12/1/2057	2,298,000	1,739,678
3.85%, 6/1/2060 (b)	449,000	339,929
3.88%, 1/15/2026	400,000	397,648
4.10%, 2/15/2028 (b)	389,000	388,241
4.25%, 3/1/2027	1,007,000	1,009,940
4.30%, 2/15/2030	1,167,250	1,165,849
4.35%, 3/1/2029 (b)	837,000	841,788
4.50%, 5/15/2035	911,000	887,268
4.55%, 3/9/2049	293,000	263,143
4.75%, 5/15/2046	875,000	819,009
4.85%, 3/1/2039	443,000	434,038
5.15%, 11/15/2046	350,000	344,327
5.40%, 2/15/2034	1,149,000	1,205,473
5.54%, 2/20/2026	285,000	284,977
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (b)	116,000	98,228
4.46%, 4/1/2048 (b)	92,000	81,717
5.10%, 5/11/2033 (b)	789,000	805,869
5.20%, 2/15/2034 (b)	750,000	770,730
British Telecommunications PLC 9.63%, 12/15/2030	1,266,500	1,599,007
Cisco Systems, Inc.:
2.50%, 9/20/2026	180,000	175,819
2.95%, 2/28/2026 (b)	307,000	302,969
4.80%, 2/26/2027 (b)	670,000	684,787
4.85%, 2/26/2029	370,000	382,536
5.05%, 2/26/2034 (b)	820,000	860,557
5.30%, 2/26/2054	500,000	530,255
5.35%, 2/26/2064	1,390,000	1,474,873
Security Description	Principal Amount	Value
5.50%, 1/15/2040	$956,000	$1,035,099
5.90%, 2/15/2039	824,000	928,088
Corning, Inc.:
4.38%, 11/15/2057	150,000	127,871
4.70%, 3/15/2037	245,000	239,755
5.45%, 11/15/2079	797,000	789,221
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	1,084,000	1,309,017
9.25%, 6/1/2032	100,000	127,991
Juniper Networks, Inc.:
2.00%, 12/10/2030	533,000	457,053
3.75%, 8/15/2029 (b)	234,000	225,681
5.95%, 3/15/2041	205,000	211,542
Motorola Solutions, Inc.:
2.30%, 11/15/2030	354,000	312,409
2.75%, 5/24/2031	110,000	98,350
4.60%, 2/23/2028 (b)	586,000	591,819
5.00%, 4/15/2029	550,000	564,514
5.50%, 9/1/2044	97,000	99,292
Nokia OYJ 6.63%, 5/15/2039	400,000	425,104
Orange SA:
5.38%, 1/13/2042	989,000	1,003,459
9.00%, 3/1/2031	586,000	724,864
Rogers Communications, Inc.:
3.20%, 3/15/2027	560,000	545,322
3.63%, 12/15/2025	380,000	375,721
3.80%, 3/15/2032	924,000	857,518
4.30%, 2/15/2048 (b)	200,000	167,524
4.50%, 3/15/2042	448,000	402,689
4.50%, 3/15/2043	189,000	166,796
5.00%, 2/15/2029 (b)	426,000	434,818
5.45%, 10/1/2043 (b)	167,000	166,021
7.50%, 8/15/2038	444,000	533,604
Sprint Capital Corp.:
6.88%, 11/15/2028	726,000	792,356
8.75%, 3/15/2032	875,000	1,087,056
Sprint LLC 7.63%, 3/1/2026	469,000	484,125
Telefonica Emisiones SA:
4.90%, 3/6/2048	660,000	599,874
5.21%, 3/8/2047	702,000	665,349
5.52%, 3/1/2049 (b)	226,000	223,636
7.05%, 6/20/2036	1,207,000	1,391,876
Telefonica Europe BV 8.25%, 9/15/2030	558,000	657,218
TELUS Corp.:
3.40%, 5/13/2032 (b)	525,000	480,417
3.70%, 9/15/2027	88,000	86,422
4.30%, 6/15/2049	286,000	238,447
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (b)	503,000	483,795
2.05%, 2/15/2028	386,000	359,401
2.25%, 11/15/2031	228,000	196,675

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.55%, 2/15/2031	$851,000	$758,258
2.63%, 4/15/2026	768,000	748,524
2.70%, 3/15/2032	219,000	193,062
3.00%, 2/15/2041	405,000	310,902
3.30%, 2/15/2051	283,000	204,946
3.38%, 4/15/2029	855,000	820,740
3.40%, 10/15/2052	885,000	647,652
3.50%, 4/15/2025	100	99
3.50%, 4/15/2031	852,000	802,601
3.75%, 4/15/2027	387,000	382,302
3.88%, 4/15/2030	3,873,000	3,766,415
4.20%, 10/1/2029	105,000	104,518
4.38%, 4/15/2040	444,000	409,439
4.50%, 4/15/2050	782,000	694,823
4.70%, 1/15/2035	200,000	199,358
4.75%, 2/1/2028 (b)	435,000	435,735
4.80%, 7/15/2028	465,000	473,719
4.85%, 1/15/2029	406,000	414,583
5.05%, 7/15/2033	1,168,000	1,197,212
5.15%, 4/15/2034	195,000	200,815
5.25%, 6/15/2055 (b)	200,000	198,922
5.50%, 1/15/2055	420,000	434,692
5.65%, 1/15/2053	325,000	341,468
5.75%, 1/15/2034	665,000	714,124
5.75%, 1/15/2054 (b)	790,000	839,580
6.00%, 6/15/2054	428,000	471,198
Verizon Communications, Inc.:
0.85%, 11/20/2025 (b)	1,060,000	1,018,893
1.45%, 3/20/2026	678,000	650,426
1.50%, 9/18/2030 (b)	145,000	124,420
1.75%, 1/20/2031	1,037,000	884,385
2.10%, 3/22/2028	789,000	736,074
2.36%, 3/15/2032	1,074,000	925,111
2.55%, 3/21/2031	1,399,000	1,249,671
2.65%, 11/20/2040	409,000	300,860
2.85%, 9/3/2041	390,000	293,288
2.88%, 11/20/2050 (b)	708,000	479,493
2.99%, 10/30/2056 (b)	3,887,000	2,550,183
3.00%, 3/22/2027	698,250	680,689
3.00%, 11/20/2060 (b)	459,000	295,431
3.15%, 3/22/2030 (b)	277,000	261,081
3.40%, 3/22/2041	968,000	791,108
3.55%, 3/22/2051	2,383,000	1,846,873
3.70%, 3/22/2061	500,000	378,265
3.88%, 2/8/2029 (b)	776,000	765,384
3.88%, 3/1/2052 (b)	310,000	254,085
4.00%, 3/22/2050	454,000	378,059
4.02%, 12/3/2029 (b)	484,000	476,774
4.13%, 3/16/2027	658,000	656,868
4.13%, 8/15/2046	113,000	97,273
4.27%, 1/15/2036	1,068,000	1,020,122
4.33%, 9/21/2028	796,000	799,606
4.40%, 11/1/2034	273,000	266,582
4.50%, 8/10/2033	633,500	625,398
4.81%, 3/15/2039	600,000	590,196
Security Description	Principal Amount	Value
4.86%, 8/21/2046 (b)	$650,000	$631,735
5.05%, 5/9/2033	214,000	220,848
5.25%, 3/16/2037	610,000	634,504
5.50%, 2/23/2054	175,000	183,202
6.55%, 9/15/2043 (b)	875,000	1,024,642
7.75%, 12/1/2030	135,000	159,837
Vodafone Group PLC:
4.25%, 9/17/2050	355,000	296,013
4.38%, 2/19/2043	1,488,000	1,373,796
4.88%, 6/19/2049	886,000	811,558
5.75%, 6/28/2054	500,000	517,260
5.88%, 6/28/2064	500,000	515,585
6.15%, 2/27/2037	687,000	757,314
		96,199,345
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.55%, 11/19/2026	235,000	230,387
3.90%, 11/19/2029 (b)	547,000	527,264
6.05%, 5/14/2034	200,000	210,448
Mattel, Inc. 5.45%, 11/1/2041	128,000	122,403
		1,090,502
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	175,000	120,593
3.25%, 6/15/2027	480,000	472,330
3.30%, 9/15/2051	320,000	241,907
3.90%, 8/1/2046	197,000	167,876
4.05%, 6/15/2048	215,000	187,054
4.13%, 6/15/2047	130,000	114,518
4.15%, 12/15/2048	636,000	558,510
4.40%, 3/15/2042	571,000	534,564
4.45%, 3/15/2043	518,000	486,314
4.55%, 9/1/2044	230,000	217,237
4.70%, 9/1/2045	260,000	249,504
4.90%, 4/1/2044	235,000	233,028
4.95%, 9/15/2041	100,000	100,011
5.20%, 4/15/2054	910,000	940,376
5.40%, 6/1/2041	66,000	69,361
5.50%, 3/15/2055	215,000	231,914
6.15%, 5/1/2037 (b)	450,000	513,054
7.00%, 12/15/2025	200,000	206,632
Canadian National Railway Co.:
2.45%, 5/1/2050	232,000	149,408
2.75%, 3/1/2026	199,000	195,490
3.20%, 8/2/2046	238,000	182,984
3.65%, 2/3/2048	996,000	821,242
4.38%, 9/18/2034 (b)	175,000	173,691
5.85%, 11/1/2033 (b)	250,000	275,537
6.13%, 11/1/2053	100,000	118,624
6.90%, 7/15/2028	171,000	188,037

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	$240,000	$228,358
2.05%, 3/5/2030 (b)	210,000	187,755
2.45%, 12/2/2031	340,000	299,526
3.00%, 12/2/2041	199,000	154,163
3.10%, 12/2/2051	544,000	388,764
3.50%, 5/1/2050	160,000	124,192
4.20%, 11/15/2069	478,000	386,611
4.80%, 9/15/2035	200,000	200,034
4.80%, 8/1/2045	100,000	95,825
6.13%, 9/15/2115	450,000	495,175
7.13%, 10/15/2031 (b)	397,000	459,567
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	372,000	369,775
CSX Corp.:
2.40%, 2/15/2030 (b)	149,000	136,432
2.60%, 11/1/2026	156,000	151,729
3.25%, 6/1/2027 (b)	571,000	560,653
3.35%, 9/15/2049	191,000	145,445
3.80%, 3/1/2028	297,360	295,192
4.10%, 11/15/2032	1,070,000	1,052,730
4.25%, 3/15/2029	542,000	546,163
4.25%, 11/1/2066	450,000	380,803
4.30%, 3/1/2048	351,000	314,636
4.50%, 11/15/2052	415,000	384,136
4.50%, 8/1/2054	135,000	124,326
4.65%, 3/1/2068	125,000	114,845
4.90%, 3/15/2055	105,000	103,197
5.20%, 11/15/2033 (b)	420,000	442,903
6.15%, 5/1/2037	200,000	225,794
FedEx Corp.:
2.40%, 5/15/2031 (b)	356,000	314,850
3.10%, 8/5/2029 (b)	910,000	865,073
3.25%, 4/1/2026	792,000	780,754
3.40%, 2/15/2028	193,000	188,374
4.05%, 2/15/2048	376,000	310,835
4.25%, 5/15/2030 (b)	379,000	378,886
4.40%, 1/15/2047	330,000	287,595
4.55%, 4/1/2046	300,000	267,417
4.90%, 1/15/2034 (b)	752,000	767,198
5.25%, 5/15/2050 (b)	285,000	281,229
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	236,000	234,643
Kirby Corp. 4.20%, 3/1/2028 (b)	441,000	436,127
Norfolk Southern Corp.:
2.30%, 5/15/2031 (b)	282,000	249,852
2.55%, 11/1/2029	346,000	320,278
2.90%, 6/15/2026	550,000	538,791
2.90%, 8/25/2051	290,000	195,454
3.05%, 5/15/2050	475,000	334,158
3.16%, 5/15/2055	274,000	190,504
3.40%, 11/1/2049	252,000	189,587
3.70%, 3/15/2053	618,000	484,500
Security Description	Principal Amount	Value
3.80%, 8/1/2028	$205,000	$203,274
4.10%, 5/15/2121	510,000	387,212
4.15%, 2/28/2048	345,000	297,525
4.45%, 3/1/2033	248,000	247,348
4.55%, 6/1/2053	430,000	389,795
7.80%, 5/15/2027	150,000	163,562
Ryder System, Inc.:
Series MTN, 2.85%, 3/1/2027	145,000	140,183
Series MTN, 4.30%, 6/15/2027 (b)	250,000	250,002
Series GMTN, 4.95%, 9/1/2029	400,000	407,448
Series MTN, 5.25%, 6/1/2028	355,000	366,076
Series MTN, 5.65%, 3/1/2028	378,000	393,918
Union Pacific Corp.:
2.15%, 2/5/2027	270,000	258,895
2.38%, 5/20/2031 (b)	455,000	408,099
2.40%, 2/5/2030	601,000	551,646
2.75%, 3/1/2026	224,000	219,867
2.80%, 2/14/2032 (b)	335,000	304,746
2.89%, 4/6/2036	249,000	214,138
2.95%, 3/10/2052 (b)	391,000	274,670
3.00%, 4/15/2027	285,000	278,297
3.25%, 2/5/2050	430,000	324,431
3.38%, 2/14/2042	234,000	191,974
3.50%, 2/14/2053	821,000	639,444
3.60%, 9/15/2037	75,000	67,301
3.70%, 3/1/2029	691,000	683,247
3.80%, 10/1/2051	424,000	349,253
3.84%, 3/20/2060	680,000	545,414
3.88%, 2/1/2055 (b)	197,000	162,586
3.95%, 9/10/2028	1,038,000	1,037,118
4.00%, 4/15/2047	300,000	257,154
4.50%, 1/20/2033 (b)	100,000	101,101
4.75%, 2/21/2026	250,000	251,957
5.15%, 1/20/2063 (b)	275,000	277,843
United Parcel Service, Inc.:
2.40%, 11/15/2026	175,000	169,432
2.50%, 9/1/2029	302,000	281,524
3.05%, 11/15/2027	389,000	378,400
3.40%, 3/15/2029 (b)	478,000	466,600
3.40%, 11/15/2046	300,000	238,113
3.63%, 10/1/2042	199,000	166,440
3.75%, 11/15/2047	252,000	207,051
4.25%, 3/15/2049	250,000	221,110
4.45%, 4/1/2030 (b)	189,500	193,292
4.88%, 3/3/2033 (b)	426,000	440,671
5.15%, 5/22/2034 (b)	415,000	436,078
5.30%, 4/1/2050 (b)	315,000	327,427
5.50%, 5/22/2054 (b)	470,000	502,035
6.20%, 1/15/2038	433,000	494,845
		38,903,172

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.25%, 9/15/2026 (b)	$416,000	$406,919
3.50%, 6/1/2032	431,000	395,261
3.85%, 3/30/2027 (b)	223,000	219,829
4.00%, 6/30/2030 (b)	184,000	178,566
4.55%, 11/7/2028	119,000	119,655
5.40%, 3/15/2027	210,000	215,397
6.05%, 3/15/2034 (b)	228,000	245,554
		1,781,181
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 2.63%, 9/16/2026	125,000	118,216
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	570,000	500,865
2.95%, 9/1/2027 (b)	420,000	407,820
3.25%, 6/1/2051	250,000	183,513
3.45%, 6/1/2029	289,500	279,909
3.75%, 9/1/2047	596,000	486,485
4.15%, 6/1/2049	379,000	326,274
4.20%, 9/1/2048	290,000	253,028
4.45%, 6/1/2032	100,000	100,402
5.15%, 3/1/2034 (b)	335,000	349,706
5.45%, 3/1/2054	200,000	210,306
Essential Utilities, Inc.:
2.40%, 5/1/2031 (b)	330,000	289,456
3.57%, 5/1/2029	254,000	245,704
4.28%, 5/1/2049	245,000	209,877
4.80%, 8/15/2027	200,000	202,702
5.30%, 5/1/2052 (b)	100,000	99,383
United Utilities PLC 6.88%, 8/15/2028	255,000	276,343
		4,421,773
TOTAL CORPORATE BONDS & NOTES (Cost $2,189,005,194)		2,155,673,904
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust:
Series 2024-1, Class A3, 5.08%, 12/15/2028	350,000	354,187
Series 2023-1, Class A3, 5.46%, 5/15/2028	209,000	211,620
AmeriCredit Automobile Receivables Trust:
Series 2023-1, Class A3, 5.62%, 11/18/2027	161,000	162,717
Series 2023-2, Class A3, 5.81%, 5/18/2028	750,000	765,975
BMW Vehicle Lease Trust Series 2024-1, Class A3, 4.98%, 3/25/2027	700,000	705,924
Security Description	Principal Amount	Value
BMW Vehicle Owner Trust Series 2023-A, Class A3, 5.47%, 2/25/2028	$89,000	$90,076
Capital One Prime Auto Receivables Trust:
Series 2022-1, Class A4, 3.32%, 9/15/2027	800,000	788,309
Series 2023-1, Class A3, 4.87%, 2/15/2028	250,000	251,241
CarMax Auto Owner Trust:
Series 2024-1, Class A3, 4.92%, 10/16/2028	1,000,000	1,011,673
Series 2023-3, Class A3, 5.28%, 5/15/2028	36,000	36,438
Series 2024-2, Class A3, 5.50%, 1/16/2029	750,000	770,630
Series 2023-4, Class A3, 6.00%, 7/17/2028	255,000	261,405
Carvana Auto Receivables Trust Series 2021-P4, Class A4, 1.64%, 12/10/2027	150,000	144,237
Drive Auto Receivables Trust Series 2024-2, Class A3, 4.50%, 9/15/2028	375,000	374,680
Exeter Automobile Receivables Trust Series 2024-3A, Class B, 5.57%, 9/15/2028	250,000	253,747
Ford Credit Auto Owner Trust:
Series 2023-A, Class A3, 4.65%, 2/15/2028	133,000	133,380
Series 2024-B, Class A3, 5.10%, 4/15/2029	750,000	764,395
Series 2023-B, Class A3, 5.23%, 5/15/2028	150,000	151,807
Series 2024-C, Class A3, 4.07%, 7/15/2029	475,000	474,428
GM Financial Automobile Leasing Trust Series 2024-1, Class A3, 5.09%, 3/22/2027	273,000	275,669
GM Financial Consumer Automobile Receivables Trust:
Series 2021-2, Class A4, 0.82%, 10/16/2026	1,000,000	979,819
Series 2023-2, Class A3, 4.47%, 2/16/2028	500,000	500,641
Series 2023-1, Class A3, 4.66%, 2/16/2028	75,000	75,212
Series 2023-4, Class A3, 5.78%, 8/16/2028	214,000	218,973
Harley-Davidson Motorcycle Trust Series 2024-A, Class A3, 5.37%, 3/15/2029	500,000	510,714

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Honda Auto Receivables Owner Trust:
Series 2024-3, Class A3, 4.57%, 3/21/2029	$364,000	$367,582
Series 2023-2, Class A3, 4.93%, 11/15/2027	162,000	163,264
Series 2024-1, Class A3, 5.21%, 8/15/2028	500,000	508,855
Series 2023-3, Class A3, 5.41%, 2/18/2028	519,000	526,353
Series 2023-4, Class A3, 5.67%, 6/21/2028	167,000	170,697
Hyundai Auto Receivables Trust:
Series 2024-A, Class A3, 4.99%, 2/15/2029	450,000	457,515
Series 2023-B, Class A3, 5.48%, 4/17/2028	111,000	112,690
Mercedes-Benz Auto Lease Trust:
Series 2024-A, Class A3, 5.32%, 1/18/2028	214,000	218,071
Series 2024-B, Class A3, 4.23%, 2/15/2028	290,000	289,737
Mercedes-Benz Auto Receivables Trust Series 2023-2, Class A3, 5.95%, 11/15/2028	550,000	564,523
Nissan Auto Lease Trust Series 2024-A, Class A3, 4.91%, 4/15/2027	192,000	193,840
Nissan Auto Receivables Owner Trust:
Series 2023-A, Class A3, 4.91%, 11/15/2027	500,000	502,366
Series 2023-B, Class A3, 5.93%, 3/15/2028	140,000	142,907
Santander Drive Auto Receivables Trust:
Series 2024-2, Class A3, 5.63%, 11/15/2028	625,000	634,952
Series 2024-3, Class A3, 5.63%, 1/16/2029	484,000	492,178
Toyota Auto Receivables Owner Trust:
Series 2023-B, Class A3, 4.71%, 2/15/2028	100,000	100,498
Series 2023-C, Class A3, 5.16%, 4/17/2028	111,000	112,307
Series 2024-B, Class A3, 5.33%, 1/16/2029	300,000	306,630
Series 2023-D, Class A3, 5.54%, 8/15/2028	268,000	274,239
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	208,000	211,334
Security Description	Principal Amount	Value
Volkswagen Auto Loan Enhanced Trust:
Series 2023-1, Class A3, 5.02%, 6/20/2028	$140,000	$141,504
Series 2023-2, Class A3, 5.48%, 12/20/2028	750,000	768,675
World Omni Auto Receivables Trust Series 2024-C, Class A3, 4.43%, 12/17/2029	225,000	225,981
		17,754,595
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	500,000	509,209
Series 2023-1, Class A, 4.87%, 5/15/2028	491,000	496,549
Series 2023-3, Class A, 5.23%, 9/15/2028	400,000	408,849
Series 2024-1, Class A, 5.23%, 4/15/2029	703,000	723,930
BA Credit Card Trust:
Series 2024-A1, Class A, 4.93%, 5/15/2029	750,000	768,199
Series 2023-A2, Class A2, 4.98%, 11/15/2028	482,000	491,418
Series 2022-A2, Class A2, 5.00%, 4/15/2028	1,000,000	1,007,573
Barclays Dryrock Issuance Trust Series 2023-1, Class A, 4.72%, 2/15/2029	300,000	302,148
Capital One Multi-Asset Execution Trust:
Series 2023-A1, Class A, 4.42%, 5/15/2028	477,000	478,851
Series 2024-A1, Class A, 3.92%, 9/17/2029	2,000,000	1,996,491
Chase Issuance Trust:
Series 2024-A1, Class A, 4.60%, 1/16/2029	438,000	443,624
Series 2023-A1, Class A, 5.16%, 9/15/2028	500,000	510,572
Citibank Credit Card Issuance Trust:
Series 2023-A1, Class A1, 5.23%, 12/8/2027	112,000	113,186
Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	273,610
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	625,000	588,956
Series 2023-A2, Class A, 4.93%, 6/15/2028	362,000	366,432

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2022-A4, Class A, 5.03%, 10/15/2027	$286,000	$287,883
Synchrony Card Funding LLC Series 2023-A2, Class A, 5.74%, 10/15/2029	650,000	668,924
		10,436,404
OTHER ABS — 0.1%
CNH Equipment Trust:
Series 2024-A, Class A3, 4.77%, 6/15/2029	300,000	303,431
Series 2023-A, Class A3, 4.81%, 8/15/2028	750,000	754,578
John Deere Owner Trust:
Series 2022-A, Class A4, 2.49%, 1/16/2029	485,000	475,966
Series 2024-A, Class A3, 4.96%, 11/15/2028	91,000	92,504
Series 2023-B, Class A3, 5.18%, 3/15/2028	167,000	168,811
Series 2024-B, Class A3, 5.20%, 3/15/2029	250,000	256,106
Verizon Master Trust:
Series 2023-4, Class A1A, 5.16%, 6/20/2029	410,000	416,105
Series 2024-4, Class A1A, 5.21%, 6/20/2029	500,000	507,947
Series 2024-3, Class A1A, 5.34%, 4/22/2030	1,250,000	1,286,724
		4,262,172
TOTAL ASSET-BACKED SECURITIES (Cost $32,035,794)		32,453,171
FOREIGN GOVERNMENT OBLIGATIONS — 2.6%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
3.63%, 09/09/2027	506,000	504,927
3.75%, 09/05/2029	785,000	787,991
4.25%, 03/01/2028	215,000	218,945
Series GMTN, 0.50%, 02/02/2026	874,000	834,478
		2,346,341
CANADA — 0.4%
Canada Government International Bonds:
0.75%, 05/19/2026	1,670,000	1,590,111
3.75%, 04/26/2028	1,373,000	1,380,169
4.63%, 04/30/2029	230,000	239,519
Export Development Canada:
3.00%, 05/25/2027	225,000	221,228
3.75%, 09/07/2027	1,000,000	1,003,005
3.88%, 02/14/2028	400,000	402,753
4.13%, 02/13/2029	1,200,000	1,221,960
Security Description	Principal Amount	Value
4.38%, 06/29/2026	$2,145,000	$2,164,195
4.75%, 06/05/2034	415,000	443,371
Province of Alberta:
1.30%, 07/22/2030	492,000	426,373
3.30%, 03/15/2028	470,000	463,187
4.50%, 06/26/2029	500,000	514,762
4.50%, 01/24/2034	430,000	440,779
Province of British Columbia:
2.25%, 06/02/2026	605,000	588,750
4.75%, 06/12/2034	700,000	731,699
4.80%, 11/15/2028	1,060,000	1,102,490
4.90%, 04/24/2029	1,475,000	1,541,806
7.25%, 09/01/2036	250,000	316,221
Province of Manitoba:
4.30%, 07/27/2033	800,000	807,513
4.90%, 05/31/2034	225,000	237,773
Province of New Brunswick 3.63%, 2/24/2028	266,000	263,315
Province of Ontario:
0.63%, 01/21/2026	100,000	95,671
1.05%, 04/14/2026	862,000	825,424
1.13%, 10/07/2030	3,334,000	2,845,574
1.80%, 10/14/2031	775,000	672,384
2.00%, 10/02/2029	302,000	277,182
2.30%, 06/15/2026	260,000	253,057
2.50%, 04/27/2026	893,000	873,780
3.10%, 05/19/2027	423,000	416,007
3.70%, 09/17/2029	400,000	398,091
5.05%, 04/24/2034	800,000	855,055
Province of Quebec:
1.35%, 05/28/2030	402,000	350,900
2.50%, 04/20/2026	792,000	775,028
2.75%, 04/12/2027	750,000	731,982
3.63%, 04/13/2028	240,000	239,018
4.25%, 09/05/2034	1,000,000	1,005,951
4.50%, 04/03/2029	1,585,000	1,630,319
4.50%, 09/08/2033	1,010,000	1,037,331
7.50%, 09/15/2029	280,000	325,348
		29,709,081
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	450,000	401,813
2.55%, 01/27/2032	355,000	313,615
2.55%, 07/27/2033	360,000	308,793
2.75%, 01/31/2027	349,000	337,019
3.10%, 05/07/2041	1,510,000	1,182,200
3.10%, 01/22/2061	730,000	486,281
3.24%, 02/06/2028	581,000	562,527
3.25%, 09/21/2071	247,000	165,128
3.50%, 01/31/2034	487,000	447,287
3.50%, 01/25/2050	734,000	565,482
3.50%, 04/15/2053	200,000	151,033
4.00%, 01/31/2052	695,000	575,557
4.34%, 03/07/2042	368,000	336,798

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 01/22/2029	$650,000	$664,194
4.95%, 01/05/2036	720,000	729,788
5.33%, 01/05/2054	285,000	288,855
		7,516,370
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	225,000	141,876
0.63%, 01/22/2026	1,530,000	1,466,168
1.75%, 09/14/2029	258,000	236,142
2.88%, 04/03/2028 (b)	1,007,000	982,480
3.50%, 08/27/2027 (g)	440,000	438,596
5.00%, 03/16/2026	2,300,000	2,336,731
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	612,000	585,097
4.63%, 04/17/2029	300,000	311,937
Series 37, 2.50%, 11/15/2027 (b)	287,000	277,299
		6,776,326
HONG KONG — 0.0% (a)
Hong Kong Government International Bonds Series GMTN, 1.75%, 11/24/2031	450,000	390,461
HUNGARY — 0.0% (a)
Hungary Government International Bonds 7.63%, 3/29/2041	779,600	928,267
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	294,000	252,947
2.15%, 07/28/2031	250,000	216,697
2.85%, 02/14/2030	531,000	494,614
3.05%, 03/12/2051	624,000	454,935
3.20%, 09/23/2061	234,000	163,483
3.35%, 03/12/2071	275,000	193,259
3.40%, 09/18/2029	200,000	192,811
3.50%, 02/14/2050	192,000	153,009
3.55%, 03/31/2032	400,000	376,317
3.70%, 10/30/2049	352,000	290,508
3.85%, 10/15/2030	210,000	204,877
4.10%, 04/24/2028	765,000	766,130
4.15%, 09/20/2027	219,000	219,766
4.20%, 10/15/2050	510,000	456,537
4.35%, 01/11/2048	415,000	383,236
4.45%, 04/15/2070	425,000	378,241
4.55%, 01/11/2028	335,000	339,361
4.65%, 09/20/2032	340,000	343,278
4.70%, 02/10/2034	230,000	231,911
4.75%, 02/11/2029	175,000	179,242
4.75%, 09/10/2034	500,000	504,936
4.85%, 01/11/2033	600,000	612,427
Security Description	Principal Amount	Value
5.10%, 02/10/2054	$265,000	$268,379
5.15%, 09/10/2054	630,000	641,058
5.35%, 02/11/2049	367,000	388,188
5.45%, 09/20/2052	175,500	185,828
5.65%, 01/11/2053	250,000	271,304
		9,163,279
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	631,000	552,405
2.88%, 03/16/2026	390,000	377,349
3.88%, 07/03/2050	1,190,000	869,646
4.13%, 01/17/2048	370,000	286,523
4.50%, 01/17/2033	335,000	314,360
4.50%, 01/30/2043	222,000	188,370
4.50%, 04/03/2120	203,000	149,052
5.38%, 03/12/2029	480,000	487,112
5.50%, 03/12/2034	795,000	792,917
5.75%, 03/12/2054	950,000	903,546
State of Israel:
2.50%, 01/15/2030	325,000	284,840
3.38%, 01/15/2050	745,000	505,380
		5,711,500
ITALY — 0.0% (a)
Republic of Italy Government International Bonds:
1.25%, 02/17/2026	75,000	71,930
2.88%, 10/17/2029	700,000	649,099
3.88%, 05/06/2051	1,377,000	1,012,061
4.00%, 10/17/2049	570,000	438,116
5.38%, 06/15/2033	150,000	154,472
		2,325,678
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031	351,000	298,699
1.88%, 07/21/2026	355,000	342,193
1.88%, 04/15/2031	759,000	668,769
2.00%, 10/17/2029	240,000	219,563
2.13%, 02/16/2029	324,000	301,508
2.25%, 11/04/2026	817,000	789,646
2.38%, 04/20/2026	160,000	155,957
2.75%, 01/21/2026	585,000	574,720
2.75%, 11/16/2027	910,000	880,629
2.88%, 06/01/2027	1,182,000	1,152,344
2.88%, 07/21/2027	622,000	605,674
3.25%, 07/20/2028	345,000	338,201
4.25%, 01/26/2026	420,000	420,614
4.38%, 10/05/2027	170,000	172,605
4.38%, 01/24/2031	330,000	338,036
4.63%, 07/22/2027	300,000	306,305
4.63%, 07/19/2028	450,000	463,009
4.63%, 04/17/2034	214,000	223,822

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Japan International Cooperation Agency:
1.00%, 07/22/2030	$200,000	$169,615
2.13%, 10/20/2026	200,000	192,711
2.75%, 04/27/2027	324,000	314,708
3.25%, 05/25/2027	215,000	211,304
3.38%, 06/12/2028	366,000	359,608
4.75%, 05/21/2029	200,000	207,234
		9,707,474
MEXICO — 0.2%
Mexico Government International Bonds:
2.66%, 05/24/2031	1,321,000	1,135,612
3.25%, 04/16/2030	846,000	776,476
3.50%, 02/12/2034	1,055,000	898,818
3.75%, 01/11/2028	937,000	913,224
3.77%, 05/24/2061	870,000	568,523
4.13%, 01/21/2026	303,100	301,610
4.15%, 03/28/2027	1,048,000	1,041,271
4.28%, 08/14/2041	776,000	635,901
4.35%, 01/15/2047	495,000	390,337
4.40%, 02/12/2052	695,000	534,769
4.50%, 04/22/2029	926,000	915,494
4.50%, 01/31/2050	731,000	581,965
4.60%, 01/23/2046	1,521,000	1,240,102
4.60%, 02/10/2048	883,600	711,888
4.75%, 04/27/2032	254,000	244,612
5.00%, 05/07/2029	500,000	503,246
5.00%, 04/27/2051	860,000	726,499
5.55%, 01/21/2045	394,000	376,078
6.00%, 05/07/2036	425,000	433,450
6.05%, 01/11/2040	620,000	628,561
6.34%, 05/04/2053	780,000	775,622
6.35%, 02/09/2035	760,000	797,720
6.40%, 05/07/2054	975,000	977,546
11.50%, 05/15/2026	250,000	281,682
Series GMTN, 5.75%, 10/12/2110	855,000	743,854
Series MTN, 4.75%, 03/08/2044	2,258,000	1,911,986
Series MTN, 6.75%, 09/27/2034	300,000	324,251
		19,371,097
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	668,000	517,720
3.16%, 01/23/2030	702,000	628,256
3.87%, 07/23/2060	857,000	539,309
3.88%, 03/17/2028	512,000	493,761
4.30%, 04/29/2053	440,000	311,993
4.50%, 04/16/2050	245,000	180,239
4.50%, 04/01/2056	698,000	502,528
4.50%, 01/19/2063	286,000	200,586
Security Description	Principal Amount	Value
6.40%, 02/14/2035	$410,000	$419,609
6.70%, 01/26/2036	440,000	459,425
6.85%, 03/28/2054	180,000	182,543
6.88%, 01/31/2036	475,000	498,846
7.13%, 01/29/2026	1,141,000	1,172,990
7.50%, 03/01/2031	200,000	219,027
7.88%, 03/01/2057	200,000	226,345
8.00%, 03/01/2038	280,000	316,161
8.88%, 09/30/2027	620,000	688,412
9.38%, 04/01/2029	294,000	341,474
		7,899,224
PERU — 0.1%
Peru Government International Bonds:
1.86%, 12/01/2032	285,000	228,858
2.39%, 01/23/2026	160,000	155,109
2.78%, 01/23/2031	1,549,000	1,382,723
2.78%, 12/01/2060	1,325,000	799,816
2.84%, 06/20/2030	50,700	46,232
3.00%, 01/15/2034	382,000	327,818
3.23%, 07/28/2121	395,000	235,710
3.55%, 03/10/2051	300,000	227,548
3.60%, 01/15/2072	180,000	123,536
5.38%, 02/08/2035	1,085,000	1,112,943
5.63%, 11/18/2050	507,800	522,973
5.88%, 08/08/2054	145,000	152,416
6.55%, 03/14/2037	638,000	714,852
		6,030,534
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	438,000	369,810
1.95%, 01/06/2032	360,000	304,914
2.46%, 05/05/2030	258,000	234,286
2.65%, 12/10/2045	645,000	454,164
2.95%, 05/05/2045	558,000	412,402
3.00%, 02/01/2028	501,000	482,312
3.20%, 07/06/2046	645,000	490,924
3.56%, 09/29/2032	225,000	210,838
3.70%, 03/01/2041	350,000	304,044
3.70%, 02/02/2042	405,000	349,634
3.75%, 01/14/2029	747,000	733,868
3.95%, 01/20/2040	371,000	335,646
4.38%, 03/05/2030	500,000	501,603
4.63%, 07/17/2028	175,000	177,465
4.75%, 03/05/2035	500,000	504,480
5.00%, 07/17/2033	565,000	581,973
5.00%, 01/13/2037	312,000	321,931
5.17%, 10/13/2027	25,000	25,721
5.18%, 09/05/2049	500,000	508,722
5.25%, 05/14/2034	300,000	313,900
5.50%, 03/30/2026	481,000	489,428
5.50%, 01/17/2048	700,000	746,069
5.60%, 05/14/2049	500,000	539,353

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.61%, 04/13/2033	$200,000	$214,026
5.95%, 10/13/2047	420,000	473,203
6.38%, 10/23/2034	656,000	746,593
7.75%, 01/14/2031	510,000	602,768
9.50%, 02/02/2030	831,000	1,033,452
		12,463,529
POLAND — 0.1%
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	565,000	557,979
4.63%, 03/18/2029	750,000	766,838
4.88%, 10/04/2033	770,000	782,949
5.13%, 09/18/2034	925,000	951,247
5.50%, 04/04/2053	1,189,000	1,217,750
5.50%, 03/18/2054	771,000	787,871
5.75%, 11/16/2032	902,000	968,277
		6,032,911
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
0.63%, 02/09/2026	160,000	152,588
1.25%, 09/21/2030	375,000	317,668
1.63%, 01/18/2027	330,000	313,021
2.13%, 01/18/2032	150,000	128,571
2.38%, 04/21/2027	295,000	283,671
2.50%, 06/29/2041	192,000	142,279
2.63%, 05/26/2026	600,000	585,187
4.25%, 09/15/2027	301,000	303,308
4.50%, 01/11/2029	395,000	401,751
4.50%, 09/15/2032	50,000	50,138
5.00%, 01/11/2028	1,278,000	1,313,554
5.13%, 01/11/2033	200,000	209,284
5.13%, 09/18/2033	345,000	362,097
Korea Development Bank:
0.80%, 04/27/2026	60,000	56,991
0.80%, 07/19/2026	465,000	438,543
1.00%, 09/09/2026	1,017,000	958,923
1.38%, 04/25/2027	350,000	328,035
1.63%, 01/19/2031	335,000	283,592
2.00%, 10/25/2031	100,000	85,244
2.25%, 02/24/2027	350,000	336,506
4.38%, 02/15/2028	180,000	181,663
4.38%, 02/15/2033	780,000	774,959
4.50%, 02/15/2029	250,000	254,509
4.63%, 02/15/2027	217,000	220,277
5.63%, 10/23/2033	370,000	401,714
Korea International Bonds:
1.00%, 09/16/2030	525,000	447,393
2.75%, 01/19/2027	759,000	742,556
4.13%, 06/10/2044	200,000	188,163
4.50%, 07/03/2029	200,000	206,635
		10,468,820
Security Description	Principal Amount	Value
SUPRANATIONAL — 0.9%
African Development Bank:
0.88%, 03/23/2026	$795,000	$761,125
0.88%, 07/22/2026	895,000	849,847
3.50%, 09/18/2029	600,000	595,566
4.38%, 03/14/2028	200,000	204,684
Asian Development Bank:
4.25%, 01/09/2026	1,270,000	1,275,016
5.82%, 06/16/2028	1,516,000	1,622,105
Series GMTN, 0.50%, 02/04/2026	1,315,000	1,257,140
Series GMTN, 0.75%, 10/08/2030	475,000	400,511
Series GMTN, 1.00%, 04/14/2026	2,031,000	1,946,023
Series GMTN, 1.50%, 01/20/2027	1,136,000	1,082,097
Series GMTN, 1.75%, 09/19/2029	363,000	331,905
Series GMTN, 1.88%, 01/24/2030	97,000	88,698
Series GMTN, 2.00%, 04/24/2026	275,000	267,385
Series GMTN, 2.50%, 11/02/2027	568,000	549,171
Series GMTN, 2.63%, 01/12/2027	300,000	293,118
Series GMTN, 2.75%, 01/19/2028	355,000	345,287
Series GMTN, 3.13%, 08/20/2027	1,263,000	1,245,760
Series GMTN, 3.13%, 09/26/2028	364,000	357,710
Series GMTN, 3.63%, 08/28/2029	1,000,000	999,580
Series GMTN, 3.88%, 09/28/2032	175,000	176,370
Series GMTN, 3.88%, 06/14/2033	540,000	540,427
Series GMTN, 4.00%, 01/12/2033	655,000	661,458
Asian Infrastructure Investment Bank:
0.50%, 01/27/2026	786,000	751,267
3.75%, 09/14/2027	350,000	350,753
4.00%, 01/18/2028 (b)	2,070,000	2,092,666
4.88%, 09/14/2026 (b)	1,100,000	1,123,210
Corp. Andina de Fomento 4.13%, 1/7/2028	315,000	316,474
Council of Europe Development Bank:
3.63%, 01/26/2028	150,000	149,816
3.75%, 05/25/2026	470,000	469,648
4.63%, 06/11/2027	240,000	245,916

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
European Bank for Reconstruction & Development:
Series GMTN, 0.50%, 01/28/2026	$543,000	$519,021
Series GMTN, 4.38%, 03/09/2028	1,200,000	1,228,392
European Investment Bank:
0.38%, 12/15/2025	985,000	943,837
0.38%, 03/26/2026	1,212,000	1,151,376
0.63%, 10/21/2027	125,000	114,309
0.75%, 10/26/2026	1,119,000	1,053,706
0.75%, 09/23/2030	195,000	164,861
0.88%, 05/17/2030	620,000	532,673
1.25%, 02/14/2031	741,000	638,712
1.63%, 10/09/2029	302,000	274,364
1.63%, 05/13/2031	285,000	250,549
1.75%, 03/15/2029	300,000	276,960
2.13%, 04/13/2026 (b)	450,000	438,660
2.38%, 05/24/2027	119,000	115,241
3.25%, 11/15/2027	1,445,000	1,429,596
3.75%, 02/14/2033 (b)	2,975,000	2,954,472
3.88%, 03/15/2028	607,000	611,935
4.38%, 10/10/2031 (b)	1,500,000	1,558,335
4.75%, 06/15/2029	3,750,000	3,928,762
Series GMTN, 1.38%, 03/15/2027	1,335,000	1,264,445
Inter-American Development Bank:
0.63%, 09/16/2027	322,000	295,029
1.13%, 07/20/2028	1,517,000	1,383,155
1.50%, 01/13/2027	580,000	552,624
2.00%, 07/23/2026	269,000	260,669
2.38%, 07/07/2027	926,000	894,942
3.50%, 09/14/2029	959,000	952,373
4.00%, 01/12/2028	889,000	898,841
4.38%, 07/17/2034	750,000	777,368
Series GMTN, 0.88%, 04/20/2026	1,535,000	1,466,892
Series GMTN, 1.13%, 01/13/2031	395,000	337,776
Series GMTN, 3.50%, 04/12/2033	2,362,000	2,297,919
Series GMTN, 3.63%, 09/17/2031	600,000	594,654
Series GMTN, 3.88%, 10/28/2041	465,000	437,784
Inter-American Investment Corp.:
3.63%, 02/17/2027	50,000	49,893
4.75%, 09/19/2028	950,000	985,577
International Bank for Reconstruction & Development:
0.50%, 10/28/2025	2,425,000	2,334,669
0.65%, 02/10/2026	228,000	216,279
Security Description	Principal Amount	Value
0.75%, 11/24/2027	$1,525,000	$1,396,580
0.75%, 08/26/2030	763,000	645,078
0.88%, 05/14/2030	751,000	644,981
1.13%, 09/13/2028	2,844,000	2,584,371
1.25%, 02/10/2031	905,000	778,472
1.38%, 04/20/2028	1,265,000	1,171,251
1.63%, 11/03/2031	1,509,000	1,310,038
1.75%, 10/23/2029	636,000	580,611
1.88%, 10/27/2026	209,000	201,401
2.50%, 03/29/2032	730,000	671,359
3.13%, 11/20/2025 (b)	427,000	422,858
3.13%, 06/15/2027	1,835,000	1,811,310
3.63%, 09/21/2029	1,350,000	1,348,528
3.88%, 02/14/2030	1,115,000	1,125,894
3.88%, 08/28/2034	554,000	551,934
4.00%, 08/27/2026	244,000	245,315
4.50%, 04/10/2031	909,000	948,587
4.63%, 08/01/2028	1,470,000	1,521,876
4.75%, 04/10/2026	485,000	491,630
5.10%, 04/05/2034	1,000,000	1,021,180
International Finance Corp.:
Series GMTN, 0.75%, 10/08/2026	1,522,000	1,434,957
Series GMTN, 2.13%, 04/07/2026	305,000	297,265
Series GMTN, 4.25%, 07/02/2029	750,000	769,343
Nordic Investment Bank:
4.38%, 03/14/2028	945,000	966,641
5.00%, 10/15/2025	350,000	353,332
Series GMTN, 0.50%, 01/21/2026	500,000	478,110
		79,310,285
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
4.13%, 06/14/2028	940,000	952,945
Series GMTN, 2.25%, 03/22/2027	250,000	240,854
Series GMTN, 3.75%, 09/13/2027	560,000	561,127
Series GMTN, 4.25%, 02/01/2029	150,000	152,835
Series GMTN, 4.38%, 02/13/2026	375,000	376,473
Series GMTN, 4.63%, 11/28/2025	410,000	412,183
Series GMTN, 4.88%, 09/14/2026	545,000	555,318
		3,251,735
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	955,000	897,433

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Israel Government AID Bonds 5.50%, 9/18/2033	$720,000	$795,473
		1,692,906
URUGUAY — 0.1%
Oriental Republic of Uruguay 5.25%, 9/10/2060	335,000	335,077
Uruguay Government International Bonds:
4.13%, 11/20/2045	183,000	168,579
4.38%, 10/27/2027	1,056,000	1,063,382
4.38%, 01/23/2031	805,000	808,379
4.98%, 04/20/2055	891,000	865,179
5.10%, 06/18/2050	1,325,000	1,321,928
7.63%, 03/21/2036	303,000	376,645
		4,939,169
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $233,213,284)		226,034,987
U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.5%
Federal Farm Credit Banks Funding Corp.:
2.02%, 4/1/2031	524,000	461,413
4.38%, 6/23/2026	8,042,000	8,126,722
4.50%, 8/14/2026 (b)	1,000,000	1,013,983
5.13%, 10/10/2025	2,000,000	2,022,044
5.13%, 10/20/2025 (b)	1,960,000	1,979,378
Federal Home Loan Banks:
1.00%, 3/23/2026	394,875	377,921
1.10%, 8/20/2026	315,000	298,966
1.25%, 12/21/2026	300,000	284,400
1.88%, 9/11/2026	325,000	313,673
3.25%, 11/16/2028 (b)	3,100,000	3,059,473
3.63%, 9/4/2026 (b)	5,000,000	4,994,032
4.00%, 6/30/2028 (b)	2,765,000	2,804,665
4.13%, 1/15/2027	300,000	302,997
4.25%, 12/10/2027	235,000	239,234
4.63%, 9/11/2026	340,000	345,946
4.63%, 11/17/2026	355,000	361,882
4.75%, 4/9/2027 (b)	3,315,000	3,406,228
4.75%, 3/10/2034	4,875,000	5,106,839
Federal Home Loan Mortgage Corp.:
0.60%, 10/15/2025	150,000	144,342
0.80%, 10/27/2026	151,000	141,786
0.80%, 10/28/2026	348,000	327,392
1.50%, 2/1/2037	7,654,401	6,833,286
1.50%, 4/1/2037	4,690,252	4,185,457
1.50%, 5/1/2041	3,826,099	3,230,921
1.50%, 2/1/2051	5,514,516	4,357,904
1.50%, 6/1/2051	227,367	179,471
1.50%, 10/1/2051	5,850,629	4,616,351
1.50%, 11/1/2051	5,246,453	4,139,228
Security Description	Principal Amount	Value
2.00%, 7/1/2035	$2,826,555	$2,607,645
2.00%, 2/1/2036	2,766,140	2,534,952
2.00%, 6/1/2036	9,629,289	8,847,008
2.00%, 1/1/2037	7,438,309	6,815,687
2.00%, 2/1/2037	3,395,611	3,114,523
2.00%, 4/1/2037	2,372,229	2,169,941
2.00%, 6/1/2037	956,764	881,780
2.00%, 3/1/2042	1,494,340	1,299,635
2.00%, 6/1/2050	198,816	166,515
2.00%, 8/1/2050	19,443,960	16,323,132
2.00%, 9/1/2050	505,449	420,884
2.00%, 10/1/2050	8,778,617	7,307,523
2.00%, 11/1/2050	26,565,698	22,106,694
2.00%, 1/1/2051	19,045,385	15,838,320
2.00%, 2/1/2051	29,461,216	24,492,232
2.00%, 4/1/2051	6,139,197	5,071,313
2.00%, 9/1/2051	18,151,284	15,040,170
2.00%, 11/1/2051	22,190,061	18,372,944
2.00%, 12/1/2051	2,644,714	2,218,336
2.00%, 2/1/2052	17,030,990	14,085,490
2.00%, 3/1/2052	6,791,963	5,616,320
2.00%, 5/1/2052	3,700,862	3,099,629
2.00%, 8/1/2052	8,166,011	6,752,529
2.50%, 7/1/2028	24,408	23,853
2.50%, 9/1/2028	40,688	39,714
2.50%, 10/1/2029	111,323	108,106
2.50%, 1/1/2031	162,572	156,917
2.50%, 5/1/2031	489,368	470,915
2.50%, 6/1/2031	192,614	185,284
2.50%, 11/1/2032	437,932	419,074
2.50%, 12/1/2032	361,345	345,649
2.50%, 2/1/2033	647,978	619,566
2.50%, 3/1/2033	1,197,422	1,143,547
2.50%, 8/1/2035	2,103,627	1,983,426
2.50%, 9/1/2035	1,443,570	1,360,640
2.50%, 4/1/2037	697,824	655,107
2.50%, 9/1/2046	567,317	503,214
2.50%, 8/1/2050	12,428,443	10,819,141
2.50%, 9/1/2050	282,792	246,087
2.50%, 10/1/2050	7,143,207	6,213,841
2.50%, 11/1/2050	5,542,199	4,819,415
2.50%, 12/1/2050	9,099,723	7,910,167
2.50%, 1/1/2051	12,292,032	10,695,939
2.50%, 5/1/2051	240,868	210,958
2.50%, 6/1/2051	15,875,374	13,694,833
2.50%, 7/1/2051	1,175,118	1,019,146
2.50%, 9/1/2051	15,112,143	13,121,277
2.50%, 10/1/2051	12,673,706	10,980,897
2.50%, 11/1/2051	15,333,630	13,279,428
2.50%, 12/1/2051	12,981,260	11,238,177
2.50%, 1/1/2052	9,618,978	8,412,642
2.50%, 3/1/2052	7,727,408	6,678,295
2.50%, 4/1/2052	25,219,468	21,995,376
2.50%, 5/1/2052	110,345	95,264
3.00%, 11/1/2027	281,788	277,977

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/1/2029	$88,812	$87,277
3.00%, 7/1/2029	75,389	73,954
3.00%, 9/1/2029	117,652	115,378
3.00%, 4/1/2030	121,741	119,101
3.00%, 7/1/2030	64,459	63,061
3.00%, 12/1/2030	406,920	397,367
3.00%, 2/1/2031	739,325	720,166
3.00%, 3/1/2031	35,886	34,979
3.00%, 5/1/2031	287,182	279,845
3.00%, 6/1/2031	14,970	14,584
3.00%, 9/1/2032	717,204	696,935
3.00%, 4/1/2033	1,966,331	1,927,280
3.00%, 5/1/2033	1,459,109	1,418,072
3.00%, 7/1/2035	160,276	153,685
3.00%, 4/1/2036	308,349	295,323
3.00%, 8/1/2036	535,669	516,339
3.00%, 5/1/2037	2,199,456	2,127,286
3.00%, 2/1/2043	241,253	224,312
3.00%, 3/1/2043	562,533	520,736
3.00%, 4/1/2043	602,991	557,526
3.00%, 7/1/2043	222,075	205,331
3.00%, 8/1/2043	101,501	93,848
3.00%, 9/1/2043	148,937	137,707
3.00%, 10/1/2043	111,346	102,951
3.00%, 6/1/2045	348,534	319,952
3.00%, 8/1/2045	1,111,013	1,023,639
3.00%, 4/1/2046	508,693	466,148
3.00%, 9/1/2046	377,450	345,882
3.00%, 10/1/2046	2,081,599	1,907,503
3.00%, 11/1/2046	631,294	578,495
3.00%, 12/1/2046	1,337,752	1,225,868
3.00%, 2/1/2047	1,223,261	1,120,952
3.00%, 7/1/2047	2,712,632	2,482,974
3.00%, 12/1/2047	2,247,991	2,058,853
3.00%, 1/1/2048	611,946	560,460
3.00%, 2/1/2048	1,269,616	1,162,796
3.00%, 3/1/2048	63,719	58,358
3.00%, 11/1/2048	1,558,515	1,426,568
3.00%, 10/1/2049	1,460,093	1,326,409
3.00%, 12/1/2049	1,102,802	1,001,831
3.00%, 1/1/2050	3,125,252	2,839,109
3.00%, 2/1/2050	3,414,011	3,101,429
3.00%, 4/1/2050	5,700,061	5,174,212
3.00%, 5/1/2050	130,825	119,708
3.00%, 3/1/2052	10,926,289	9,829,100
3.00%, 4/1/2052	5,841,443	5,276,921
3.00%, 8/1/2052	1,360,961	1,224,297
3.50%, 3/1/2026	7,360	7,298
3.50%, 5/1/2026	71,720	71,088
3.50%, 1/1/2029	26,007	25,761
3.50%, 11/1/2029	91,059	90,140
3.50%, 2/1/2030	74,834	74,070
3.50%, 3/1/2032	104,253	102,721
3.50%, 6/1/2033	231,310	228,188
3.50%, 1/1/2034	568,983	560,976
Security Description	Principal Amount	Value
3.50%, 10/1/2037	$3,007,112	$2,946,143
3.50%, 3/1/2038	585,200	569,103
3.50%, 7/1/2038	1,605,778	1,573,221
3.50%, 10/1/2041	101,484	96,789
3.50%, 11/1/2041	1,691	1,626
3.50%, 12/1/2041	95,899	91,529
3.50%, 4/1/2043	247,418	236,021
3.50%, 5/1/2043	231,587	220,915
3.50%, 8/1/2043	402,868	384,296
3.50%, 6/1/2044	77,757	73,989
3.50%, 8/1/2044	158,639	150,951
3.50%, 9/1/2044	54,385	51,860
3.50%, 10/1/2044	91,108	86,693
3.50%, 11/1/2044	142,824	135,902
3.50%, 12/1/2044	116,414	110,852
3.50%, 1/1/2045	152,287	144,906
3.50%, 2/1/2045	211,475	201,226
3.50%, 3/1/2045	77,290	73,447
3.50%, 7/1/2045	2,734,935	2,606,473
3.50%, 8/1/2045	74,990	71,261
3.50%, 10/1/2045	190,730	181,245
3.50%, 11/1/2045	66,590	63,279
3.50%, 12/1/2045	368,482	350,564
3.50%, 1/1/2046	29,978	28,488
3.50%, 2/1/2046	8,314	7,901
3.50%, 3/1/2046	479,836	454,720
3.50%, 4/1/2046	13,305	12,607
3.50%, 5/1/2046	198,737	188,311
3.50%, 7/1/2046	37,817	35,828
3.50%, 8/1/2046	1,104,958	1,049,924
3.50%, 9/1/2046	2,295,500	2,175,112
3.50%, 11/1/2046	19,831	18,790
3.50%, 12/1/2046	297,351	281,751
3.50%, 4/1/2047	33,627	31,790
3.50%, 9/1/2047	1,547,197	1,462,673
3.50%, 10/1/2047	219,054	207,087
3.50%, 11/1/2047	119,644	113,108
3.50%, 12/1/2047	310,051	293,113
3.50%, 1/1/2048	566,603	535,649
3.50%, 2/1/2048	1,518,456	1,435,502
3.50%, 7/1/2048	304,920	288,039
3.50%, 11/1/2048	823,324	777,741
3.50%, 6/1/2049	1,051,250	988,991
3.50%, 7/1/2049	635,046	597,436
3.50%, 8/1/2049	49,721	46,776
3.50%, 9/1/2049	4,853,289	4,597,253
3.50%, 3/1/2050	2,610,033	2,455,458
3.50%, 5/1/2051	4,028,620	3,790,032
3.50%, 9/1/2052	12,270,773	11,432,118
3.50%, 11/1/2052	2,571,569	2,395,414
4.00%, 5/1/2025	1,216	1,210
4.00%, 6/1/2025	2,877	2,863
4.00%, 8/1/2025	659	655
4.00%, 9/1/2025	1,003	997
4.00%, 6/1/2026	15,400	15,317

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2029	$314,185	$312,175
4.00%, 8/1/2039	54,952	54,098
4.00%, 10/1/2040	67,080	66,104
4.00%, 12/1/2040	144,050	142,251
4.00%, 8/1/2041	9,291	9,161
4.00%, 12/1/2041	200,198	197,401
4.00%, 4/1/2042	137,034	135,120
4.00%, 6/1/2042	396,160	390,474
4.00%, 12/1/2043	70,071	68,848
4.00%, 5/1/2044	151,049	148,061
4.00%, 7/1/2044	226,028	221,561
4.00%, 12/1/2044	83,325	81,679
4.00%, 4/1/2045	161,480	158,196
4.00%, 5/1/2045	896,074	883,557
4.00%, 6/1/2045	55,456	54,324
4.00%, 8/1/2045	22,040	21,592
4.00%, 10/1/2045	274,567	268,984
4.00%, 11/1/2045	1,212,175	1,186,196
4.00%, 12/1/2045	52,462	51,394
4.00%, 1/1/2046	189,871	186,010
4.00%, 3/1/2046	158,088	154,875
4.00%, 4/1/2046	23,538	22,993
4.00%, 5/1/2046	15,626	15,264
4.00%, 1/1/2047	2,950,989	2,879,421
4.00%, 9/1/2047	121,453	118,372
4.00%, 11/1/2047	725,120	706,724
4.00%, 12/1/2047	291,473	284,078
4.00%, 1/1/2048	427,150	416,313
4.00%, 4/1/2048	642,886	625,774
4.00%, 5/1/2048	1,003,932	977,210
4.00%, 7/1/2048	687,954	669,641
4.00%, 8/1/2048	36,009	35,050
4.00%, 10/1/2048	1,204,121	1,172,070
4.00%, 12/1/2048	587,487	571,849
4.00%, 9/1/2049	621,973	604,367
4.00%, 6/1/2050	849,420	824,004
4.00%, 2/1/2051	1,354,159	1,315,827
4.00%, 10/1/2052	1,723,802	1,658,942
4.00%, 1/1/2053	3,567,825	3,426,141
4.00%, 5/1/2053	2,966,974	2,848,880
4.50%, 2/1/2039	982	990
4.50%, 6/1/2039	57,809	58,303
4.50%, 9/1/2039	45,576	45,965
4.50%, 12/1/2039	28,940	29,187
4.50%, 2/1/2040	18,163	18,314
4.50%, 3/1/2040	13,991	14,108
4.50%, 6/1/2040	464	468
4.50%, 12/1/2040	173,435	174,878
4.50%, 4/1/2041	3,037	3,060
4.50%, 7/1/2041	100,344	101,086
4.50%, 8/1/2041	8,317	8,378
4.50%, 9/1/2041	34,610	34,866
4.50%, 10/1/2041	279,844	282,174
4.50%, 5/1/2042	15,124	15,250
4.50%, 10/1/2043	4,098	4,137
Security Description	Principal Amount	Value
4.50%, 8/1/2044	$5,244	$5,265
4.50%, 9/1/2044	137,092	137,638
4.50%, 1/1/2045	6,217	6,255
4.50%, 4/1/2047	39,308	39,355
4.50%, 10/1/2047	39,161	39,208
4.50%, 12/1/2047	121,522	121,667
4.50%, 1/1/2048	383,056	383,514
4.50%, 5/1/2048	460,119	458,754
4.50%, 6/1/2048	155,141	154,681
4.50%, 7/1/2048	417,074	416,289
4.50%, 11/1/2048	41,729	41,651
4.50%, 12/1/2048	266,076	265,575
4.50%, 3/1/2049	379,927	379,212
4.50%, 7/1/2049	2,510,297	2,499,760
4.50%, 6/1/2052	2,341,783	2,306,211
4.50%, 10/1/2052	1,409,483	1,387,406
4.50%, 11/1/2052	96,405	94,880
4.50%, 12/1/2052	5,835,596	5,793,407
4.50%, 1/1/2053	953,016	937,794
4.50%, 5/1/2053	9,132,365	8,977,789
5.00%, 10/1/2033	3,853	3,944
5.00%, 11/1/2035	5,829	5,977
5.00%, 4/1/2036	13,689	14,037
5.00%, 12/1/2036	1,082	1,111
5.00%, 2/1/2038	96,060	98,895
5.00%, 3/1/2038	56,880	58,523
5.00%, 6/1/2038	16,316	16,812
5.00%, 11/1/2038	135,603	139,541
5.00%, 1/1/2039	20,186	20,800
5.00%, 2/1/2039	43,540	44,864
5.00%, 3/1/2039	133,926	137,974
5.00%, 10/1/2039	12,538	12,919
5.00%, 2/1/2040	31,075	31,980
5.00%, 7/1/2048	523,150	531,291
5.00%, 9/1/2048	114,226	115,932
5.00%, 11/1/2048	466,246	472,696
5.00%, 3/1/2049	209,246	212,502
5.00%, 3/1/2050	571,376	580,084
5.00%, 9/1/2052	4,244,953	4,250,536
5.00%, 10/1/2052	2,272,484	2,288,552
5.00%, 12/1/2052	3,875,263	3,910,998
5.00%, 2/1/2053	13,886,926	13,883,708
5.00%, 7/1/2053	16,902,991	16,891,763
5.50%, 11/1/2026	5,611	5,650
5.50%, 6/1/2027	2,081	2,104
5.50%, 4/1/2028	3,280	3,330
5.50%, 7/1/2028	5,980	6,084
5.50%, 7/1/2033	515	535
5.50%, 1/1/2037	33,171	34,509
5.50%, 9/1/2037	271	284
5.50%, 11/1/2037	2,374	2,489
5.50%, 1/1/2038	101,254	106,142
5.50%, 4/1/2038	80,773	84,745
5.50%, 7/1/2038	102,413	107,450
5.50%, 10/1/2038	2,142	2,247

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 4/1/2039	$28,894	$30,312
5.50%, 12/1/2052	1,213,224	1,245,840
5.50%, 2/1/2053	3,009,723	3,049,126
5.50%, 7/1/2053	12,480,159	12,634,591
5.50%, 3/1/2054	11,302,390	11,435,381
6.00%, 2/1/2028	68	69
6.00%, 11/1/2029	450	465
6.00%, 8/1/2031	2,150	2,243
6.00%, 10/1/2032	2,143	2,263
6.00%, 11/1/2032	2,131	2,250
6.00%, 12/1/2032	1,053	1,112
6.00%, 1/1/2033	2,805	2,962
6.00%, 2/1/2033	1,840	1,927
6.00%, 3/1/2033	2,223	2,348
6.00%, 6/1/2033	2,977	3,144
6.00%, 3/1/2036	3,761	4,018
6.00%, 8/1/2036	21,151	22,599
6.00%, 1/1/2037	2,391	2,555
6.00%, 6/1/2037	66,838	71,443
6.00%, 11/1/2037	42,522	45,451
6.00%, 12/1/2037	1,874	2,002
6.00%, 10/1/2038	1,579	1,687
6.00%, 3/1/2040	1,244	1,330
6.00%, 5/1/2040	208,052	222,327
6.00%, 6/1/2053	1,842,999	1,904,061
6.00%, 9/1/2053	3,771,875	3,912,108
6.00%, 11/1/2053	17,029,791	17,405,009
6.00%, 12/1/2053	3,529,344	3,607,107
6.00%, 8/1/2054	13,847,954	14,152,630
6.25%, 7/15/2032 (b)	2,578,000	3,006,126
6.50%, 12/1/2030	199	208
6.50%, 8/1/2031	1,645	1,727
6.50%, 12/1/2031	1,281	1,344
6.50%, 7/1/2032	350	370
6.50%, 11/1/2037	17,910	19,408
6.50%, 2/1/2038	4,328	4,691
6.50%, 9/1/2038	53,003	57,438
6.50%, 9/1/2039	26,731	28,884
6.50%, 2/1/2053	1,563,893	1,612,354
6.50%, 10/1/2053	5,887,288	6,068,596
6.50%, 11/1/2053	1,148,749	1,184,127
6.50%, 12/1/2053	8,649,111	9,053,384
6.75%, 9/15/2029	150,000	171,115
6.75%, 3/15/2031	1,701,000	1,989,126
7.00%, 7/1/2029	13,070	13,744
7.00%, 1/1/2030	197	208
7.00%, 4/1/2030	49	52
7.00%, 2/1/2031	218	231
7.00%, 9/1/2031	2,221	2,353
7.00%, 1/1/2054	4,049,849	4,204,209
7.50%, 3/1/2028	2,479	2,555
Series 1, Zero Coupon, 11/15/2038	406,000	217,191
Series MTN, Zero Coupon, 12/14/2029	200,000	164,307
Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K053, Class A2, 3.00%, 12/25/2025	$350,000	$344,858
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	978,929
Series K064, Class A2, 3.22%, 3/25/2027	800,000	786,362
Series K067, Class AM, 3.28%, 8/25/2027	500,000	489,649
Series K069, Class A2, 3.19%, 9/25/2027 (d)	1,494,734	1,463,419
Series K070, Class A2, 3.30%, 11/25/2027 (d)	1,500,000	1,472,464
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	1,979,404
Series K076, Class A2, 3.90%, 4/25/2028	100,000	99,766
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,148,288
Series K083, Class A2, 4.05%, 9/25/2028 (d)	525,000	526,569
Series K085, Class A2, 4.06%, 10/25/2028 (d)	2,200,000	2,204,315
Series K086, Class A2, 3.86%, 11/25/2028 (d)	799,999	796,846
Series K087, Class A2, 3.77%, 12/25/2028	270,000	268,045
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,461,372
Series K092, Class A2, 3.30%, 4/25/2029	500,000	486,387
Series K093, Class A2, 2.98%, 5/25/2029	500,000	480,097
Series K094, Class A2, 2.90%, 6/25/2029	531,291	507,613
Series K101, Class A2, 2.52%, 10/25/2029	500,000	467,360
Series K105, Class A2, 1.87%, 1/25/2030	58,333	52,520
Series K108, Class A2, 1.52%, 3/25/2030	888,889	784,373
Series K109, Class A2, 1.56%, 4/25/2030	640,000	564,053
Series K110, Class A2, 1.48%, 4/25/2030	230,357	202,387
Series K114, Class A2, 1.37%, 6/25/2030	250,000	216,589
Series K115, Class A2, 1.38%, 6/25/2030	500,000	433,655
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,039,570
Series K121, Class A2, 1.55%, 10/25/2030	340,000	295,020
Series K123, Class A2, 1.62%, 12/25/2030	233,333	202,965

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series K128, Class A2, 2.02%, 3/25/2031	$650,000	$577,193
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	872,167
Series K140, Class A2, 2.25%, 1/25/2032	1,500,000	1,325,709
Series K-151, Class A2, 3.80%, 10/25/2032 (d)	825,000	805,100
Series K-1520, Class A2, 2.44%, 2/25/2036	650,000	538,593
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	405,727
Series K-162, Class A2, 5.15%, 12/25/2033	100,000	106,801
Series K520, Class A2, 5.18%, 3/25/2029 (d)	1,308,412	1,366,354
Series K528, Class A2, 4.51%, 7/25/2029	342,466	349,280
Series K735, Class A2, 2.86%, 5/25/2026	484,070	474,594
Series K737, Class A2, 2.53%, 10/25/2026	1,250,000	1,214,817
Series K743, Class A2, 1.77%, 5/25/2028	500,000	463,436
Series K748, Class A2, 2.26%, 1/25/2029 (d)	1,500,000	1,400,161
Series K755, Class A2, 5.20%, 2/25/2031	1,350,000	1,428,711
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (d)	220,000	196,320
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (d)	1,616,667	1,586,440
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (d)	433,333	402,133
Federal National Mortgage Association:
0.50%, 11/7/2025	1,437,000	1,384,764
0.75%, 10/8/2027 (b)	6,408,000	5,889,825
0.88%, 12/18/2026	193,000	180,318
0.88%, 8/5/2030	2,475,000	2,108,871
1.50%, 4/1/2036	98,257	87,921
1.50%, 7/1/2036	10,470,331	9,364,107
1.50%, 3/1/2037	13,693,887	12,220,063
1.50%, 4/1/2037	3,554,009	3,171,503
1.50%, 8/1/2037	4,551,452	4,066,362
1.50%, 11/1/2041	1,880,112	1,587,647
1.50%, 1/1/2042	3,333,762	2,815,170
1.50%, 11/1/2050	151,508	120,042
1.50%, 3/1/2051	274,850	217,015
1.50%, 7/1/2051	1,181,449	932,571
1.50%, 10/1/2051	12,041,641	9,501,277
1.50%, 11/1/2051	15,134,276	11,940,300
1.88%, 9/24/2026	541,000	522,483
2.00%, 9/1/2035	4,642,995	4,280,547
Security Description	Principal Amount	Value
2.00%, 10/1/2035	$156,296	$144,302
2.00%, 11/1/2035	4,615,252	4,252,126
2.00%, 12/1/2035	2,845,209	2,619,596
2.00%, 1/1/2036	184,470	169,842
2.00%, 2/1/2036	4,702,668	4,328,317
2.00%, 4/1/2036	457,169	419,415
2.00%, 6/1/2036	9,771,250	8,964,368
2.00%, 10/1/2036	1,426,446	1,307,706
2.00%, 11/1/2036	159,173	146,049
2.00%, 12/1/2036	10,974,935	10,057,973
2.00%, 4/1/2037	784,955	718,019
2.00%, 5/1/2037	2,863,074	2,618,929
2.00%, 8/1/2040	546,042	476,068
2.00%, 10/1/2040	1,229,388	1,076,899
2.00%, 11/1/2040	3,135,798	2,733,952
2.00%, 12/1/2040	2,575,012	2,245,030
2.00%, 2/1/2041	1,374,546	1,198,401
2.00%, 10/1/2041	5,397,404	4,697,010
2.00%, 11/1/2041	6,261,448	5,448,930
2.00%, 1/1/2042	404,000	351,575
2.00%, 2/1/2042	3,394,389	2,953,916
2.00%, 5/1/2042	1,966,107	1,709,932
2.00%, 8/1/2042	1,644,274	1,430,905
2.00%, 6/1/2050	570,571	475,575
2.00%, 7/1/2050	287,342	239,424
2.00%, 8/1/2050	12,694,420	10,570,835
2.00%, 9/1/2050	3,356,961	2,825,851
2.00%, 10/1/2050	21,056,463	17,527,885
2.00%, 11/1/2050	256,695	216,252
2.00%, 12/1/2050	18,149,907	15,099,473
2.00%, 1/1/2051	9,567,569	7,938,028
2.00%, 2/1/2051	10,036,308	8,345,273
2.00%, 3/1/2051	8,454,374	7,021,816
2.00%, 4/1/2051	19,055,051	15,825,414
2.00%, 5/1/2051	12,846,801	10,662,141
2.00%, 6/1/2051	788,265	658,289
2.00%, 7/1/2051	17,785,718	14,751,878
2.00%, 9/1/2051	3,019,628	2,503,493
2.00%, 11/1/2051	39,148,528	32,457,274
2.00%, 12/1/2051	209,865	175,932
2.00%, 1/1/2052	14,366,353	11,888,969
2.00%, 2/1/2052	2,622,902	2,170,899
2.00%, 3/1/2052	17,763,780	14,743,149
2.13%, 4/24/2026	1,118,000	1,090,897
2.50%, 3/1/2028	103,745	101,329
2.50%, 7/1/2028	120,629	117,691
2.50%, 8/1/2028	328,231	320,194
2.50%, 9/1/2028	33,711	32,896
2.50%, 10/1/2028	83,830	81,817
2.50%, 3/1/2029	280,672	274,407
2.50%, 2/1/2030	155,364	150,516
2.50%, 5/1/2030	259,974	251,387
2.50%, 7/1/2030	1,071,511	1,045,049
2.50%, 2/1/2031	312,961	301,813
2.50%, 6/1/2032	4,570,075	4,396,489

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 12/1/2032	$533,298	$509,409
2.50%, 1/1/2033	833,349	796,179
2.50%, 12/1/2033	1,466,093	1,413,630
2.50%, 2/1/2035	3,947,162	3,753,120
2.50%, 8/1/2035	1,463,573	1,380,395
2.50%, 2/1/2036	677,735	638,929
2.50%, 3/1/2036	182,228	172,360
2.50%, 5/1/2036	1,177,259	1,107,005
2.50%, 2/1/2037	1,426,824	1,341,238
2.50%, 3/1/2037	3,133,351	2,943,108
2.50%, 4/1/2038	758,313	712,490
2.50%, 2/1/2040	374,848	339,257
2.50%, 5/1/2040	1,218,561	1,099,863
2.50%, 6/1/2040	78,578	70,924
2.50%, 8/1/2040	91,300	82,406
2.50%, 7/1/2041	4,523,264	4,073,075
2.50%, 4/1/2042	3,329,952	2,992,546
2.50%, 10/1/2042	162,505	145,620
2.50%, 11/1/2049	6,695,130	5,841,885
2.50%, 1/1/2050	2,163,945	1,888,166
2.50%, 6/1/2050	3,824,167	3,330,178
2.50%, 7/1/2050	5,745,041	5,002,922
2.50%, 8/1/2050	6,635,178	5,776,020
2.50%, 10/1/2050	14,254,235	12,399,690
2.50%, 11/1/2050	489,298	425,486
2.50%, 4/1/2051	12,589,624	10,941,634
2.50%, 5/1/2051	160,325	140,363
2.50%, 7/1/2051	14,506,303	12,580,909
2.50%, 8/1/2051	12,298,514	10,684,429
2.50%, 9/1/2051	9,344,315	8,115,051
2.50%, 10/1/2051	31,502,926	27,325,087
2.50%, 12/1/2051	155,377	135,659
2.50%, 1/1/2052	201,181	175,157
2.50%, 3/1/2052	17,443,449	15,059,397
3.00%, 8/1/2027	44,122	43,463
3.00%, 11/1/2028	144,953	142,383
3.00%, 6/1/2029	49,526	48,546
3.00%, 8/1/2029	204,095	199,999
3.00%, 9/1/2029	75,082	73,538
3.00%, 4/1/2030	14,197	13,875
3.00%, 6/1/2030	106,495	104,118
3.00%, 8/1/2030	15,889	15,500
3.00%, 9/1/2030	38,234	37,333
3.00%, 11/1/2030	63,253	61,743
3.00%, 12/1/2030	216,965	211,742
3.00%, 3/1/2031	19,040	18,548
3.00%, 4/1/2031	115,370	112,447
3.00%, 2/1/2032	16,991	16,524
3.00%, 6/1/2032	1,056,044	1,026,114
3.00%, 8/1/2032	14,553	14,128
3.00%, 10/1/2032	305,604	296,616
3.00%, 1/1/2033	222,941	216,222
3.00%, 2/1/2033	482,831	468,003
3.00%, 5/1/2033	92,841	89,687
3.00%, 2/1/2034	510,149	494,881
Security Description	Principal Amount	Value
3.00%, 8/1/2034	$2,782,340	$2,692,802
3.00%, 2/1/2035	102,492	98,456
3.00%, 3/1/2035	83,078	79,756
3.00%, 6/1/2035	618,489	598,585
3.00%, 12/1/2035	56,264	53,973
3.00%, 2/1/2036	226,240	216,398
3.00%, 9/1/2036	68,237	65,165
3.00%, 11/1/2036	2,542,684	2,426,396
3.00%, 1/1/2037	659,190	628,587
3.00%, 9/1/2037	509,858	482,020
3.00%, 1/1/2038	930,152	877,741
3.00%, 2/1/2038	2,045,868	1,961,559
3.00%, 5/1/2040	886,138	827,299
3.00%, 6/1/2042	3,980,266	3,684,166
3.00%, 12/1/2042	173,099	159,789
3.00%, 1/1/2043	735,329	680,080
3.00%, 2/1/2043	7,263	6,705
3.00%, 3/1/2043	597,817	552,082
3.00%, 4/1/2043	153,417	141,690
3.00%, 5/1/2043	1,121,217	1,035,993
3.00%, 6/1/2043	793,296	732,835
3.00%, 7/1/2043	800,588	739,389
3.00%, 8/1/2043	438,457	406,999
3.00%, 2/1/2044	2,874,268	2,654,556
3.00%, 5/1/2045	2,859,649	2,641,054
3.00%, 6/1/2045	26,883	24,649
3.00%, 8/1/2045	4,141,494	3,824,913
3.00%, 9/1/2045	265,061	243,032
3.00%, 11/1/2045	572,655	525,059
3.00%, 5/1/2046	654,628	599,205
3.00%, 8/1/2046	571,040	522,695
3.00%, 9/1/2046	587,382	537,653
3.00%, 10/1/2046	223,233	204,334
3.00%, 11/1/2046	2,654,486	2,445,068
3.00%, 1/1/2047	2,106,972	1,928,590
3.00%, 3/1/2047	2,158,697	1,978,983
3.00%, 5/1/2047	154,077	140,954
3.00%, 7/1/2047	1,846,693	1,690,348
3.00%, 10/1/2047	2,358,402	2,158,636
3.00%, 12/1/2047	3,309,274	3,029,103
3.00%, 2/1/2048	2,277,779	2,084,079
3.00%, 12/1/2049	8,561,765	7,778,291
3.00%, 1/1/2050	11,545,582	10,488,485
3.00%, 7/1/2050	3,496,093	3,170,311
3.00%, 9/1/2050	11,724,071	10,637,217
3.00%, 1/1/2051	10,433,327	9,517,693
3.00%, 9/1/2051	6,642,357	6,000,258
3.00%, 1/1/2052	10,646,083	9,603,777
3.00%, 2/1/2052	11,172,921	10,099,970
3.00%, 4/1/2052	3,061,921	2,754,451
3.00%, 5/1/2052	8,330,076	7,476,831
3.00%, 6/1/2052	5,000,529	4,490,113
3.50%, 10/1/2025	6,005	5,954
3.50%, 11/1/2025	9,121	9,043
3.50%, 3/1/2026	6,788	6,725

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 1/1/2027	$33,690	$33,367
3.50%, 1/1/2029	1,976	1,956
3.50%, 5/1/2029	39,326	38,884
3.50%, 12/1/2029	8,881	8,781
3.50%, 1/1/2030	52,801	52,223
3.50%, 10/1/2030	12,208	12,058
3.50%, 11/1/2030	5,658	5,583
3.50%, 3/1/2031	239,574	236,383
3.50%, 6/1/2033	476,178	469,245
3.50%, 6/1/2034	211,915	207,406
3.50%, 7/1/2034	388,218	380,001
3.50%, 11/1/2034	1,331,259	1,302,103
3.50%, 2/1/2037	189,483	184,509
3.50%, 2/1/2038	130,437	126,787
3.50%, 4/1/2038	593,691	573,438
3.50%, 5/1/2038	217,383	209,967
3.50%, 12/1/2040	219,788	209,602
3.50%, 6/1/2041	53,640	51,154
3.50%, 11/1/2041	50,649	48,290
3.50%, 12/1/2041	7,679	7,322
3.50%, 1/1/2042	84,491	81,386
3.50%, 2/1/2042	16,105	15,355
3.50%, 3/1/2042	159,859	153,349
3.50%, 4/1/2042	20,867	19,893
3.50%, 5/1/2042	466,261	444,497
3.50%, 8/1/2042	188,222	179,436
3.50%, 10/1/2042	290,087	276,526
3.50%, 11/1/2042	45,642	43,511
3.50%, 12/1/2042	51,431	49,030
3.50%, 1/1/2043	83,427	79,533
3.50%, 4/1/2043	46,751	44,547
3.50%, 5/1/2043	63,425	60,435
3.50%, 7/1/2043	252,877	240,954
3.50%, 10/1/2043	86,643	82,599
3.50%, 12/1/2043	54,116	51,565
3.50%, 1/1/2044	8,321,610	7,933,075
3.50%, 10/1/2044	141,859	134,832
3.50%, 1/1/2045	221,412	210,443
3.50%, 2/1/2045	5,968,169	5,689,592
3.50%, 4/1/2045	251,502	238,725
3.50%, 5/1/2045	29,850	28,333
3.50%, 6/1/2045	46,590	44,223
3.50%, 7/1/2045	16,650	15,839
3.50%, 8/1/2045	528,745	502,078
3.50%, 11/1/2045	1,478,087	1,402,994
3.50%, 12/1/2045	1,380,427	1,310,296
3.50%, 1/1/2046	414,908	393,829
3.50%, 2/1/2046	2,402,738	2,279,702
3.50%, 3/1/2046	9,043	8,583
3.50%, 4/1/2046	124,602	117,934
3.50%, 5/1/2046	23,414	22,161
3.50%, 6/1/2046	4,705	4,454
3.50%, 7/1/2046	3,933	3,722
3.50%, 10/1/2046	620,856	587,635
3.50%, 11/1/2046	33,498	31,705
Security Description	Principal Amount	Value
3.50%, 2/1/2047	$162,887	$154,168
3.50%, 5/1/2047	2,785,016	2,639,014
3.50%, 7/1/2047	1,359,339	1,295,735
3.50%, 10/1/2047	6,558,763	6,193,348
3.50%, 11/1/2047	7,205,722	6,814,084
3.50%, 12/1/2047	7,731,935	7,346,717
3.50%, 1/1/2048	1,904,227	1,798,135
3.50%, 2/1/2048	2,450,824	2,314,755
3.50%, 6/1/2048	881,058	831,325
3.50%, 8/1/2048	112,827	106,458
3.50%, 9/1/2048	300,414	283,472
3.50%, 11/1/2048	736,958	697,125
3.50%, 3/1/2049	71,461	67,480
3.50%, 7/1/2049	1,460,083	1,373,612
3.50%, 8/1/2049	1,088,848	1,024,363
3.50%, 2/1/2050	5,343,754	5,062,125
3.50%, 6/1/2050	1,506,233	1,417,119
3.50%, 12/1/2051	5,175,975	4,847,199
3.50%, 4/1/2052	788,126	741,451
3.50%, 5/1/2052	2,586,321	2,439,361
3.50%, 6/1/2052	7,634,454	7,113,854
4.00%, 1/1/2025	557	554
4.00%, 1/1/2026	3,508	3,485
4.00%, 2/1/2026	6,779	6,735
4.00%, 3/1/2026	4,049	4,023
4.00%, 4/1/2026	6,794	6,750
4.00%, 12/1/2034	116,272	115,620
4.00%, 3/1/2037	278,216	276,017
4.00%, 1/1/2038	808,836	804,087
4.00%, 3/1/2038	319,550	314,814
4.00%, 6/1/2038	191,017	188,186
4.00%, 8/1/2039	158,477	155,844
4.00%, 9/1/2039	56,718	55,776
4.00%, 9/1/2040	1,515,309	1,491,653
4.00%, 12/1/2040	324,552	319,485
4.00%, 1/1/2041	80,955	79,692
4.00%, 3/1/2041	203,396	200,339
4.00%, 10/1/2041	177,636	175,209
4.00%, 12/1/2041	193,662	190,753
4.00%, 1/1/2042	94,039	92,754
4.00%, 2/1/2042	36,324	35,760
4.00%, 9/1/2043	37,063	36,365
4.00%, 10/1/2043	186,881	183,365
4.00%, 12/1/2043	25,748	25,263
4.00%, 5/1/2044	541,964	533,503
4.00%, 6/1/2044	124,169	121,583
4.00%, 7/1/2044	851,974	835,716
4.00%, 9/1/2044	88,921	87,069
4.00%, 10/1/2044	183,435	179,634
4.00%, 12/1/2044	130,396	127,680
4.00%, 1/1/2045	423,780	417,200
4.00%, 2/1/2045	169,432	167,119
4.00%, 3/1/2045	159,608	156,188
4.00%, 5/1/2045	249,974	244,619
4.00%, 6/1/2045	328,251	321,413

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2045	$181,519	$177,629
4.00%, 8/1/2045	70,549	69,232
4.00%, 9/1/2045	292,106	285,846
4.00%, 12/1/2045	142,156	139,110
4.00%, 1/1/2046	28,976	28,355
4.00%, 2/1/2046	52,378	51,256
4.00%, 3/1/2046	7,816	7,627
4.00%, 4/1/2046	159,364	155,499
4.00%, 5/1/2046	171,804	167,638
4.00%, 8/1/2046	16,880	16,487
4.00%, 9/1/2046	4,495	4,386
4.00%, 10/1/2046	972,007	957,398
4.00%, 11/1/2046	215,850	210,628
4.00%, 4/1/2047	2,280,569	2,221,762
4.00%, 7/1/2047	62,921	61,258
4.00%, 8/1/2047	243,353	236,922
4.00%, 9/1/2047	1,312,518	1,277,831
4.00%, 12/1/2047	2,607,475	2,538,564
4.00%, 1/1/2048	996,805	970,462
4.00%, 2/1/2048	418,515	407,454
4.00%, 5/1/2048	51,826	50,391
4.00%, 6/1/2048	1,973,981	1,919,350
4.00%, 7/1/2048	416,795	405,259
4.00%, 8/1/2048	626,193	608,863
4.00%, 9/1/2048	917,742	892,343
4.00%, 10/1/2048	2,491,756	2,438,354
4.00%, 11/1/2048	2,096,450	2,040,352
4.00%, 1/1/2049	1,663,001	1,637,182
4.00%, 3/1/2049	203,499	197,738
4.00%, 5/1/2049	600,069	583,083
4.00%, 6/1/2049	4,708,426	4,594,236
4.00%, 7/1/2049	691,500	671,926
4.00%, 8/1/2049	1,186,614	1,153,773
4.00%, 2/1/2050	518,388	503,715
4.00%, 7/1/2050	840,550	817,287
4.00%, 3/1/2051	5,187,481	5,040,643
4.00%, 7/1/2052	3,180,048	3,080,345
4.00%, 8/1/2052	9,394,392	9,063,956
4.00%, 10/1/2052	15,855,242	15,230,515
4.00%, 5/1/2053	6,203,173	5,956,269
4.50%, 4/1/2031	57,357	57,812
4.50%, 10/1/2033	20,749	20,892
4.50%, 4/1/2039	141,811	142,870
4.50%, 7/1/2039	8,672	8,747
4.50%, 9/1/2039	31,254	31,488
4.50%, 12/1/2039	5,874	5,918
4.50%, 4/1/2040	154,325	155,445
4.50%, 10/1/2040	116,166	117,033
4.50%, 11/1/2040	163,768	164,956
4.50%, 2/1/2041	178,119	179,241
4.50%, 5/1/2041	90,648	91,305
4.50%, 1/1/2042	345,004	347,179
4.50%, 9/1/2043	75,787	76,184
4.50%, 12/1/2043	222,820	223,988
4.50%, 1/1/2044	30,088	30,246
Security Description	Principal Amount	Value
4.50%, 2/1/2044	$77,575	$77,982
4.50%, 6/1/2044	179,321	180,037
4.50%, 3/1/2046	409,712	412,577
4.50%, 9/1/2047	75,143	75,151
4.50%, 11/1/2047	628,631	628,696
4.50%, 1/1/2048	72,792	72,800
4.50%, 2/1/2048	1,962,652	1,962,838
4.50%, 4/1/2048	3,325,913	3,347,269
4.50%, 6/1/2048	2,060,800	2,061,016
4.50%, 8/1/2048	1,318,256	1,314,345
4.50%, 11/1/2048	1,083,825	1,080,610
4.50%, 12/1/2048	354,326	353,275
4.50%, 1/1/2049	717,801	715,597
4.50%, 5/1/2049	615,822	613,995
4.50%, 9/1/2049	52,731	52,510
4.50%, 3/1/2050	1,670,314	1,663,299
4.50%, 9/1/2050	3,056,082	3,047,016
4.50%, 8/1/2052	14,839,738	14,594,069
4.50%, 12/1/2052	786,545	774,103
4.50%, 2/1/2053	5,570,653	5,486,436
5.00%, 11/1/2033	633	647
5.00%, 5/1/2034	19,907	20,369
5.00%, 7/1/2034	2,932	3,000
5.00%, 2/1/2035	11,934	12,210
5.00%, 7/1/2035	152,456	155,991
5.00%, 12/1/2039	24,862	25,585
5.00%, 1/1/2040	2,866	2,950
5.00%, 6/1/2040	12,240	12,583
5.00%, 7/1/2040	63,594	65,376
5.00%, 2/1/2041	2,172	2,233
5.00%, 5/1/2041	25,906	26,632
5.00%, 1/1/2042	249,046	256,027
5.00%, 3/1/2042	187,214	192,462
5.00%, 12/1/2043	45,482	46,813
5.00%, 7/1/2044	204,209	208,220
5.00%, 6/1/2048	259,250	262,748
5.00%, 9/1/2048	662,673	671,841
5.00%, 8/1/2049	467,549	474,313
5.00%, 10/1/2049	534,088	541,863
5.00%, 10/1/2052	1,567,273	1,573,989
5.00%, 2/1/2053	199,593	199,547
5.00%, 4/1/2053	929,605	936,880
5.00%, 6/1/2053	8,101,635	8,096,253
5.00%, 10/1/2053	3,037,012	3,034,994
5.00%, 5/1/2054	3,360,623	3,358,244
5.50%, 10/1/2034	18,142	18,873
5.50%, 2/1/2035	36,420	37,886
5.50%, 7/1/2035	67,186	69,986
5.50%, 12/1/2035	27,800	28,958
5.50%, 4/1/2036	32,789	34,155
5.50%, 9/1/2036	28,725	29,840
5.50%, 5/1/2037	12,017	12,575
5.50%, 6/1/2037	43,186	44,985
5.50%, 8/1/2037	214,953	223,609
5.50%, 4/1/2038	44,987	47,150

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 6/1/2038	$23,421	$24,543
5.50%, 12/1/2038	86,506	90,593
5.50%, 12/1/2039	116,474	122,069
5.50%, 9/1/2040	9,804	10,275
5.50%, 7/1/2041	123,441	129,218
5.50%, 5/1/2044	1,563,682	1,628,836
5.50%, 12/1/2052	1,625,726	1,661,295
5.50%, 2/1/2053	5,553,102	5,642,969
5.50%, 5/1/2053	7,128,452	7,217,545
5.50%, 7/1/2053	1,938,604	1,982,654
5.50%, 9/1/2053	11,486,354	11,627,066
5.50%, 10/1/2053	8,899,689	9,008,162
5.50%, 11/1/2053	1,322,155	1,338,270
5.50%, 8/1/2054	8,007,904	8,102,131
5.63%, 7/15/2037	995,000	1,143,730
6.00%, 7/1/2029	1,419	1,461
6.00%, 8/1/2029	189	195
6.00%, 3/1/2034	124,701	131,561
6.00%, 3/1/2035	35,804	38,013
6.00%, 5/1/2035	16,043	17,022
6.00%, 6/1/2035	43,829	46,506
6.00%, 2/1/2037	63,083	67,313
6.00%, 6/1/2037	35,545	37,949
6.00%, 8/1/2037	275,555	294,197
6.00%, 10/1/2039	98,819	105,504
6.00%, 4/1/2040	124,452	132,856
6.00%, 1/1/2053	2,247,660	2,297,267
6.00%, 2/1/2053	4,551,090	4,651,535
6.00%, 5/1/2053	3,919,443	4,005,801
6.00%, 7/1/2053	3,408,374	3,516,927
6.00%, 8/1/2053	2,253,427	2,303,077
6.00%, 5/1/2054	8,259,945	8,441,676
6.25%, 5/15/2029	576,000	640,827
6.50%, 9/1/2031	6,588	6,906
6.50%, 7/1/2032	1,904	2,010
6.50%, 7/1/2036	6,636	7,163
6.50%, 10/1/2037	7,214	7,807
6.50%, 7/1/2053	2,140,900	2,206,832
6.50%, 11/1/2053	43,743	45,091
6.50%, 12/1/2053	2,289,778	2,360,295
6.50%, 6/1/2054	8,418,971	8,679,943
6.50%, 8/1/2054	9,710,364	10,011,430
6.63%, 11/15/2030	1,197,000	1,384,778
7.00%, 9/1/2029	5,610	5,889
7.00%, 9/1/2031	38	40
7.00%, 10/1/2031	58	61
7.00%, 10/1/2032	564	601
7.00%, 11/1/2053	2,470,334	2,564,491
7.00%, 2/1/2054	2,248,614	2,334,320
7.13%, 1/15/2030	708,000	824,279
7.25%, 5/15/2030 (b)	777,000	916,308
7.50%, 3/1/2031	96	103
7.50%, 7/1/2031	79	79
2.00%, 10/1/2051	19,632,368	16,261,311
Security Description	Principal Amount	Value
Federal National Mortgage Association-ACES:
Series 2016-M4, Class AL, 3.27%, 1/25/2039	$62,588	$61,744
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (d)	157,324	153,942
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (d)	337,411	328,696
Series 2017-M14, Class A2, 2.91%, 11/25/2027 (d)	439,780	426,139
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	456,819	447,053
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	665,836	647,246
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (d)	721,807	712,782
Series 2019-M18, Class A2, 2.47%, 8/25/2029	1,883,020	1,768,520
Series 2019-M22, Class A2, 2.52%, 8/25/2029	532,487	500,941
Series 2019-M5, Class A2, 3.27%, 2/25/2029	476,887	465,191
Series 2019-M9, Class A2, 2.94%, 6/25/2029	615,106	592,067
Series 2020-M14, Class A2, 1.78%, 5/25/2030	484,443	432,344
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,323,717
Series 2020-M42, Class A2, 1.27%, 7/25/2030	280,000	240,744
Series 2020-M8, Class A2, 1.82%, 2/25/2030	927,543	833,700
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (d)	1,600,000	1,365,734
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (d)	350,000	300,674
Series 2022-M1, Class A2, 1.72%, 10/25/2031 (d)	100,000	85,169
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (d)	800,000	682,642
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (d)	2,700,000	2,820,499
Series 2017-M15, Class ATS2, VRN, 3.21%, 11/25/2027 (d)	574,827	562,827
Series 2018-M1, Class A2, VRN, 3.09%, 12/25/2027 (d)	84,323	82,183
Series 2020-M53, Class A2, VRN, 1.75%, 11/25/2032 (d)	750,000	629,489
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (d)	61,250	52,580
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (d)	3,500,000	3,020,619

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association:
2.00%, 10/20/2050	$1,491,581	$1,265,646
2.00%, 12/20/2050	4,653,171	3,946,901
2.00%, 1/20/2051	14,633,056	12,409,750
2.00%, 2/20/2051	166,885	141,589
2.00%, 4/20/2051	9,284,934	7,876,155
2.00%, 5/20/2051	9,791,265	8,304,905
2.00%, 6/20/2051	15,633,073	13,258,690
2.00%, 9/20/2051	9,697,996	8,222,795
2.00%, 12/20/2051	10,867,420	9,211,812
2.00%, 1/20/2052	10,182,866	8,630,760
2.00%, 4/20/2052	6,993,248	5,923,948
2.00%, 5/20/2052	2,405,201	2,037,434
2.50%, 2/20/2043	899,943	804,451
2.50%, 12/20/2049	548,111	484,836
2.50%, 7/20/2050	2,481,040	2,188,966
2.50%, 8/20/2050	4,371,321	3,855,367
2.50%, 10/20/2050	6,656,256	5,866,493
2.50%, 1/20/2051	2,133,688	1,878,548
2.50%, 3/20/2051	139,263	122,704
2.50%, 4/20/2051	9,818,712	8,649,688
2.50%, 6/20/2051	176,024	155,012
2.50%, 7/20/2051	11,243,733	9,899,830
2.50%, 8/20/2051	14,469,661	12,737,944
2.50%, 9/20/2051	13,292,137	11,699,290
2.50%, 10/20/2051	11,817,485	10,399,524
2.50%, 11/20/2051	12,961,839	11,404,565
2.50%, 12/20/2051	179,367	157,818
2.50%, 3/20/2052	1,749,019	1,537,774
2.50%, 4/20/2052	5,107,926	4,494,835
2.50%, 5/20/2052	4,194,924	3,688,263
3.00%, 10/15/2042	195,133	180,499
3.00%, 10/20/2042	1,843,903	1,717,276
3.00%, 12/15/2042	301,398	278,812
3.00%, 12/20/2042	487,061	453,602
3.00%, 2/20/2043	518,866	483,212
3.00%, 3/15/2043	57,264	52,967
3.00%, 4/15/2043	111,307	102,954
3.00%, 4/20/2043	393,890	365,047
3.00%, 6/20/2043	267,055	247,499
3.00%, 11/20/2044	261,315	241,839
3.00%, 12/20/2044	98,664	91,311
3.00%, 3/20/2045	102,432	94,736
3.00%, 4/20/2045	164,716	152,339
3.00%, 6/15/2045	43,646	40,176
3.00%, 8/15/2045	56,206	51,737
3.00%, 8/20/2045	280,907	259,799
3.00%, 11/20/2045	60,289	55,759
3.00%, 12/20/2045	100,767	93,195
3.00%, 1/20/2046	138,540	128,130
3.00%, 2/20/2046	2,139,237	1,982,588
3.00%, 4/20/2046	244,756	225,070
3.00%, 5/20/2046	554,226	509,650
3.00%, 6/20/2046	1,573,929	1,447,337
Security Description	Principal Amount	Value
3.00%, 9/20/2046	$498,100	$458,037
3.00%, 10/20/2046	1,784,531	1,640,999
3.00%, 11/20/2046	285,687	262,709
3.00%, 1/20/2047	505,068	464,445
3.00%, 2/20/2047	186,546	171,542
3.00%, 6/20/2047	168,237	154,631
3.00%, 7/20/2047	1,422,078	1,307,075
3.00%, 10/20/2047	971,244	892,700
3.00%, 11/20/2047	628,813	577,961
3.00%, 12/20/2047	584,383	537,124
3.00%, 1/20/2048	523,688	482,110
3.00%, 2/20/2048	598,791	550,989
3.00%, 3/20/2048	2,259,502	2,076,776
3.00%, 11/20/2049	3,701,856	3,387,297
3.00%, 12/20/2049	1,124,200	1,028,673
3.00%, 2/20/2050	972,386	889,219
3.00%, 6/20/2050	6,839,246	6,247,854
3.00%, 7/20/2050	7,183,379	6,560,455
3.00%, 12/20/2050	4,584,155	4,183,229
3.00%, 8/20/2051	7,603,100	6,925,015
3.00%, 9/20/2051	4,358,197	3,968,836
3.00%, 12/20/2051	9,468,830	8,618,498
3.00%, 3/20/2052	2,202,923	2,004,388
3.00%, 4/20/2052	5,258,334	4,784,436
3.00%, 6/20/2052	141,607	128,845
3.50%, 12/20/2041	427,579	410,919
3.50%, 2/15/2042	230,883	220,962
3.50%, 3/15/2042	25,119	24,040
3.50%, 6/20/2042	232,190	222,751
3.50%, 10/20/2042	54,560	52,342
3.50%, 1/20/2043	1,006,408	965,494
3.50%, 4/15/2043	62,024	59,267
3.50%, 4/20/2043	242,080	232,238
3.50%, 7/20/2043	668,694	639,536
3.50%, 10/20/2043	113,057	108,128
3.50%, 11/20/2043	152,726	146,067
3.50%, 12/20/2043	44,900	42,942
3.50%, 1/15/2044	43,894	41,940
3.50%, 1/20/2044	90,877	86,914
3.50%, 3/20/2044	88,208	84,362
3.50%, 6/20/2044	3,452,357	3,294,778
3.50%, 9/20/2044	1,269,238	1,211,305
3.50%, 10/20/2044	153,292	146,296
3.50%, 12/20/2044	111,951	106,841
3.50%, 2/20/2045	84,473	80,618
3.50%, 3/20/2045	118,097	112,390
3.50%, 4/20/2045	633,561	602,926
3.50%, 5/20/2045	5,468	5,203
3.50%, 6/20/2045	582,196	554,060
3.50%, 9/20/2045	54,504	51,868
3.50%, 10/20/2045	2,444,533	2,326,395
3.50%, 11/20/2045	143,572	136,634
3.50%, 12/20/2045	74,911	71,291
3.50%, 1/20/2046	743,033	707,124
3.50%, 3/20/2046	484,038	460,646

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 4/20/2046	$2,658,643	$2,533,385
3.50%, 5/20/2046	453,537	430,528
3.50%, 6/20/2046	41,124	39,119
3.50%, 7/20/2046	55,142	52,437
3.50%, 8/20/2046	41,882	39,757
3.50%, 10/20/2046	255,819	242,841
3.50%, 11/20/2046	1,574,080	1,494,222
3.50%, 2/20/2047	1,172,468	1,112,985
3.50%, 3/20/2047	238,094	225,463
3.50%, 5/20/2047	353,690	335,798
3.50%, 6/20/2047	140,080	132,929
3.50%, 8/20/2047	208,520	197,458
3.50%, 9/20/2047	210,453	199,288
3.50%, 10/20/2047	176,979	167,590
3.50%, 11/20/2047	715,225	677,280
3.50%, 12/20/2047	2,723,392	2,578,909
3.50%, 1/20/2048	3,281,232	3,107,154
3.50%, 2/20/2048	857,716	812,212
3.50%, 3/20/2048	1,459,398	1,381,973
3.50%, 4/20/2048	864,570	818,702
3.50%, 6/20/2048	513,623	486,374
3.50%, 2/20/2049	208,472	197,363
3.50%, 5/20/2049	142,189	134,235
3.50%, 7/20/2049	47,135	44,498
3.50%, 8/20/2049	42,922	40,521
3.50%, 9/20/2049	693,387	654,598
3.50%, 12/20/2049	294,950	278,450
3.50%, 3/20/2050	1,995,837	1,884,186
3.50%, 10/20/2050	1,258,179	1,187,794
3.50%, 2/20/2051	1,637,499	1,545,894
3.50%, 3/20/2051	321,147	303,181
3.50%, 6/20/2052	4,271,236	4,008,735
3.50%, 7/20/2052	2,889,139	2,711,132
3.50%, 10/20/2052	4,181,961	3,923,330
3.50%, 12/20/2052	5,760,129	5,405,234
4.00%, 4/15/2040	210,370	208,979
4.00%, 6/15/2040	12,893	12,808
4.00%, 7/15/2040	1,642	1,631
4.00%, 10/15/2040	11,973	11,894
4.00%, 11/15/2040	81,742	81,201
4.00%, 12/20/2040	131,888	131,218
4.00%, 8/15/2041	292,102	290,139
4.00%, 11/15/2041	45,430	45,125
4.00%, 3/20/2044	31,732	31,296
4.00%, 4/20/2044	164,458	162,195
4.00%, 6/20/2044	155,638	153,497
4.00%, 8/20/2044	164,475	162,213
4.00%, 9/20/2044	134,727	132,873
4.00%, 10/20/2044	193,625	190,961
4.00%, 12/20/2044	171,603	169,242
4.00%, 2/20/2045	123,687	121,986
4.00%, 5/15/2045	90,223	88,292
4.00%, 7/20/2045	781,248	768,855
4.00%, 8/20/2045	97,587	96,039
4.00%, 9/20/2045	1,813,677	1,784,907
Security Description	Principal Amount	Value
4.00%, 10/20/2045	$141,146	$138,907
4.00%, 11/20/2045	596,642	587,177
4.00%, 1/20/2046	4,728	4,653
4.00%, 4/20/2046	86,920	85,541
4.00%, 5/20/2046	32,372	31,858
4.00%, 6/20/2046	11,489	11,237
4.00%, 9/20/2046	16,027	15,675
4.00%, 10/20/2046	61,445	60,094
4.00%, 2/20/2047	21,967	21,484
4.00%, 3/20/2047	243,225	237,879
4.00%, 4/20/2047	93,268	91,135
4.00%, 6/20/2047	682,285	666,679
4.00%, 7/20/2047	181,162	177,019
4.00%, 8/20/2047	307,207	300,296
4.00%, 9/20/2047	123,546	120,720
4.00%, 2/20/2048	904,474	883,786
4.00%, 3/20/2048	691,210	675,399
4.00%, 4/20/2048	2,425,562	2,366,006
4.00%, 6/20/2048	314,438	306,717
4.00%, 7/20/2048	200,196	195,607
4.00%, 8/20/2048	1,278,897	1,249,185
4.00%, 9/20/2048	339,427	331,093
4.00%, 5/20/2049	484,192	471,804
4.00%, 7/20/2049	2,051,861	1,999,366
4.00%, 5/20/2050	959,118	934,994
4.00%, 9/20/2052	3,979,894	3,848,875
4.00%, 10/20/2052	10,544,627	10,197,496
4.00%, 11/20/2052	3,193,861	3,088,719
4.50%, 3/15/2038	333	338
4.50%, 4/15/2039	1,188	1,205
4.50%, 6/15/2039	45,436	46,079
4.50%, 7/15/2039	36,603	37,121
4.50%, 2/15/2040	23,638	23,973
4.50%, 4/15/2040	168,527	170,986
4.50%, 5/20/2040	86,747	87,956
4.50%, 6/15/2040	92,572	93,923
4.50%, 8/15/2040	1,470	1,492
4.50%, 2/15/2041	16,076	16,313
4.50%, 3/15/2041	55,810	56,624
4.50%, 6/15/2041	44,570	45,226
4.50%, 9/20/2041	52,289	53,085
4.50%, 12/15/2041	25,012	25,380
4.50%, 1/15/2042	37,249	37,777
4.50%, 10/20/2043	30,375	30,625
4.50%, 4/20/2044	80,653	81,319
4.50%, 6/20/2044	70,029	70,607
4.50%, 11/20/2044	168,617	169,483
4.50%, 12/20/2044	54,103	54,381
4.50%, 7/20/2045	989,705	994,790
4.50%, 8/20/2045	83,019	83,446
4.50%, 9/20/2045	41,068	41,279
4.50%, 10/20/2045	154,398	155,192
4.50%, 4/20/2046	84,176	84,608
4.50%, 9/20/2047	61,383	61,361
4.50%, 11/20/2047	277,563	277,464

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 12/20/2047	$236,547	$236,462
4.50%, 1/20/2048	203,718	203,645
4.50%, 6/20/2048	489,431	488,764
4.50%, 7/20/2048	276,882	276,505
4.50%, 8/20/2048	822,053	820,933
4.50%, 9/20/2048	52,446	52,374
4.50%, 10/20/2048	403,971	403,421
4.50%, 12/20/2048	38,363	38,310
4.50%, 1/20/2049	802,633	801,539
4.50%, 7/20/2049	739,932	738,924
4.50%, 10/20/2052	4,157,328	4,106,540
4.50%, 12/20/2052	7,245,328	7,156,816
4.50%, 1/20/2053	6,028,837	5,955,187
4.50%, 3/20/2053	3,239,735	3,200,157
4.50%, 6/20/2053	3,096,425	3,056,275
4.50%, 2/20/2054	2,493,613	2,461,280
5.00%, 12/15/2038	54,852	57,128
5.00%, 4/15/2039	117,194	120,663
5.00%, 5/15/2039	20,658	21,269
5.00%, 8/15/2041	397,245	409,006
5.00%, 11/20/2041	308,766	317,925
5.00%, 5/20/2044	56,985	58,675
5.00%, 11/20/2044	54,530	56,160
5.00%, 1/20/2048	277,512	283,616
5.00%, 5/20/2048	302,617	306,187
5.00%, 7/20/2048	39,190	39,652
5.00%, 9/20/2048	215,214	217,763
5.00%, 11/20/2048	208,240	210,706
5.00%, 1/20/2049	496,399	502,278
5.00%, 7/20/2049	95,844	96,974
5.00%, 1/20/2053	140,835	141,242
5.00%, 5/20/2053	10,383,564	10,406,054
5.00%, 7/20/2053	13,610,551	13,640,030
5.00%, 5/20/2054	2,988,151	2,993,650
5.00%, 7/20/2054	1,270,085	1,272,423
5.50%, 6/15/2033	9,786	10,053
5.50%, 4/15/2037	665	702
5.50%, 6/15/2038	125,683	132,702
5.50%, 7/15/2038	65,598	69,839
5.50%, 8/15/2038	12,458	13,265
5.50%, 2/15/2039	17,673	18,827
5.50%, 5/20/2044	83,494	87,216
5.50%, 5/20/2053	5,450,523	5,510,766
5.50%, 7/20/2053	4,903,000	4,952,574
5.50%, 8/20/2053	5,747,643	5,805,757
5.50%, 5/20/2054	7,968,984	8,046,545
5.50%, 8/20/2054	4,994,743	5,043,356
5.50%, 9/20/2054	5,600,000	5,654,504
6.00%, 10/15/2032	12,748	13,170
6.00%, 11/15/2032	4,211	4,340
6.00%, 9/15/2034	10,584	10,919
6.00%, 10/15/2036	140	150
6.00%, 8/15/2037	10,731	11,599
6.00%, 1/15/2038	8,252	8,781
6.00%, 4/15/2038	26,128	28,375
Security Description	Principal Amount	Value
6.00%, 6/15/2041	$42,271	$45,623
6.00%, 12/20/2052	1,958,294	1,991,163
6.00%, 1/20/2053	1,158,273	1,177,714
6.00%, 9/20/2053	3,555,561	3,618,860
6.00%, 2/20/2054	6,829,448	6,944,750
6.00%, 6/20/2054	4,977,322	5,063,320
6.50%, 7/15/2031	15,811	16,652
6.50%, 8/15/2031	2,075	2,126
6.50%, 1/20/2054	4,736,403	4,840,188
6.50%, 6/20/2054	9,961,620	10,197,303
7.00%, 2/15/2028	547	557
7.00%, 6/15/2028	1,463	1,466
7.50%, 1/15/2027	615	616
7.50%, 3/15/2027	11	11
7.50%, 4/15/2027	2,477	2,489
7.50%, 7/15/2027	4,781	4,811
7.50%, 12/15/2027	1,207	1,212
7.50%, 10/15/2029	449	459
9.00%, 2/15/2025	16	16
Government National Mortgage Association, TBA:
TBA, 2.50%, 10/20/2054 (i)	4,075,000	3,583,571
TBA, 3.00%, 10/20/2054 (i)	2,050,000	1,865,549
TBA, 3.50%, 10/20/2054 (i)	2,700,000	2,533,491
TBA, 4.00%, 10/20/2054 (i)	4,425,000	4,277,139
TBA, 4.50%, 10/20/2054 (i)	2,575,000	2,540,997
TBA, 5.00%, 10/20/2054 (i)	6,350,000	6,360,477
TBA, 5.50%, 10/20/2054 (i)	4,250,000	4,290,587
TBA, 6.00%, 10/20/2054 (i)	12,750,000	12,962,670
TBA, 6.50%, 10/20/2054 (i)	6,675,000	6,827,056
Tennessee Valley Authority:
3.88%, 3/15/2028	280,000	282,444
4.25%, 9/15/2052	200,000	185,715
5.25%, 9/15/2039	1,986,000	2,163,686
5.88%, 4/1/2036	128,000	147,769
7.13%, 5/1/2030	314,000	366,214
Series A, 2.88%, 2/1/2027	400,000	392,554
Series B, 4.70%, 7/15/2033	1,769,000	1,860,211
Uniform Mortgage-Backed Security, TBA:
TBA, 2.00%, 10/1/2039 (i)	3,300,000	3,019,622
TBA, 2.00%, 10/1/2054 (i)	8,225,000	6,793,850
TBA, 2.50%, 10/1/2054 (i)	8,675,000	7,484,061
TBA, 3.00%, 10/1/2054 (i)	1,300,000	1,166,442
TBA, 3.50%, 10/1/2054 (i)	900,000	838,141
TBA, 4.00%, 10/1/2039 (i)	1,300,000	1,291,870
TBA, 4.00%, 10/1/2054 (i)	2,200,000	2,112,873
TBA, 4.50%, 10/1/2039 (i)	2,000,000	2,007,520
TBA, 4.50%, 10/1/2054 (i)	6,175,000	6,071,575
TBA, 5.00%, 10/1/2039 (i)	2,625,000	2,660,621
TBA, 5.00%, 10/1/2054 (i)	8,400,000	8,394,884
TBA, 5.50%, 10/1/2039 (i)	3,025,000	3,093,183
TBA, 5.50%, 10/1/2054 (i)	10,275,000	10,396,039
TBA, 6.00%, 10/1/2054 (i)	16,125,000	16,479,911
TBA, 6.50%, 10/1/2054 (i)	11,925,000	12,293,840

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
TBA, 7.00%, 10/1/2054 (i)	$2,225,000	$2,311,575
TBA, TBA, 2.50%, 10/1/2039 (i)	1,625,000	1,524,273
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,433,368,226)		2,274,603,205
U.S. TREASURY OBLIGATIONS — 42.9%
U.S. Treasury Bonds:
1.13%, 5/15/2040	9,900,000	6,540,188
1.13%, 8/15/2040	13,150,000	8,611,195
1.38%, 11/15/2040	16,092,200	10,920,066
1.38%, 8/15/2050	13,301,200	7,328,130
1.63%, 11/15/2050	15,575,600	9,157,966
1.75%, 8/15/2041	24,398,700	17,296,391
1.88%, 2/15/2041	19,924,300	14,610,116
1.88%, 2/15/2051	17,956,000	11,253,362
1.88%, 11/15/2051	22,142,800	13,794,272
2.00%, 11/15/2041	18,050,000	13,275,211
2.00%, 2/15/2050	10,921,900	7,118,007
2.00%, 8/15/2051	17,427,100	11,224,142
2.25%, 5/15/2041	36,395,400	28,212,122
2.25%, 2/15/2052	19,240,900	13,122,895
2.38%, 2/15/2042	9,500,000	7,399,609
2.38%, 5/15/2051	19,722,600	13,916,760
2.50%, 2/15/2045	3,699,000	2,827,423
2.50%, 2/15/2046	3,681,800	2,783,211
2.75%, 11/15/2042	15,508,800	12,717,216
2.75%, 11/15/2047	6,863,400	5,344,873
2.88%, 8/15/2045	3,740,000	3,040,503
2.88%, 11/15/2046	5,109,700	4,107,720
2.88%, 5/15/2049	12,792,200	10,097,843
2.88%, 5/15/2052	16,315,500	12,779,625
3.00%, 11/15/2045	2,920,200	2,422,397
3.00%, 2/15/2047	1,127,300	923,858
3.00%, 5/15/2047	10,795,000	8,831,659
3.00%, 2/15/2048	5,774,900	4,696,618
3.00%, 8/15/2048	16,375,000	13,279,102
3.00%, 2/15/2049	11,486,100	9,298,357
3.00%, 8/15/2052	19,068,000	15,325,905
3.13%, 11/15/2041	2,518,000	2,224,102
3.13%, 2/15/2043	1,279,400	1,107,281
3.13%, 8/15/2044	2,078,000	1,771,820
3.13%, 5/15/2048	18,150,000	15,075,844
3.25%, 5/15/2042	24,997,000	22,227,801
3.38%, 8/15/2042	25,745,000	23,238,885
3.38%, 5/15/2044	2,759,200	2,452,239
3.38%, 11/15/2048	2,970,200	2,573,864
3.63%, 2/15/2053	31,405,000	28,558,922
3.63%, 5/15/2053	24,235,000	22,061,423
3.75%, 11/15/2043	3,790,600	3,566,718
3.88%, 2/15/2043	38,796,000	37,438,140
3.88%, 5/15/2043	22,176,000	21,354,795
4.00%, 11/15/2042	19,701,900	19,390,979
4.00%, 11/15/2052	24,564,100	23,907,778
Security Description	Principal Amount	Value
4.13%, 8/15/2053	$29,458,000	$29,342,930
4.25%, 11/15/2040	975,000	1,003,336
4.25%, 2/15/2054	21,639,000	22,058,256
4.25%, 8/15/2054	9,000,000	9,192,656
4.38%, 8/15/2043	25,974,000	26,712,636
4.50%, 2/15/2044	31,100,000	32,450,906
4.63%, 2/15/2040	34,170,000	36,706,055
4.63%, 5/15/2044	28,150,000	29,843,398
4.63%, 5/15/2054	23,200,000	25,168,375
4.75%, 2/15/2037	546,000	596,078
4.75%, 11/15/2043	20,496,100	22,116,573
4.75%, 11/15/2053	25,500,000	28,173,516
5.25%, 11/15/2028	262,000	278,539
5.25%, 2/15/2029	250,000	267,305
5.50%, 8/15/2028	452,000	484,170
6.50%, 11/15/2026 (b)	1,054,000	1,118,969
U.S. Treasury Notes:
0.38%, 11/30/2025	6,850,000	6,579,211
0.38%, 12/31/2025	17,731,000	16,984,359
0.38%, 1/31/2026	16,150,000	15,431,451
0.38%, 9/30/2027	18,950,000	17,244,500
0.50%, 4/30/2027	5,322,000	4,919,940
0.50%, 6/30/2027	15,750,000	14,490,000
0.50%, 8/31/2027	925,000	846,881
0.50%, 10/31/2027	9,100,000	8,288,820
0.63%, 7/31/2026	15,600,000	14,762,719
0.63%, 12/31/2027	3,900,000	3,550,219
0.63%, 8/15/2030	20,407,000	17,197,680
0.75%, 3/31/2026	24,301,000	23,240,679
0.75%, 4/30/2026	22,500,000	21,471,680
0.75%, 5/31/2026	13,000,000	12,381,992
0.75%, 8/31/2026	26,450,000	25,035,545
0.75%, 1/31/2028	20,225,000	18,442,672
0.88%, 6/30/2026	17,720,000	16,882,453
0.88%, 9/30/2026	750,000	710,391
1.13%, 10/31/2026	10,500,000	9,973,359
1.13%, 2/28/2027	9,225,000	8,700,328
1.13%, 2/29/2028	12,350,000	11,384,191
1.13%, 8/31/2028	35,198,000	32,060,428
1.13%, 2/15/2031	29,436,000	25,317,260
1.25%, 12/31/2026	17,250,000	16,379,414
1.25%, 3/31/2028	20,200,000	18,666,062
1.25%, 4/30/2028	14,000,000	12,911,719
1.25%, 5/31/2028	7,750,000	7,133,027
1.25%, 6/30/2028	14,733,000	13,535,944
1.25%, 9/30/2028	5,000,000	4,569,141
1.25%, 8/15/2031	16,900,000	14,433,656
1.38%, 8/31/2026	3,000,000	2,874,023
1.38%, 10/31/2028	1,000,000	916,797
1.38%, 12/31/2028	2,350,000	2,147,863
1.50%, 8/15/2026	3,222,000	3,095,889
1.50%, 1/31/2027	13,400,000	12,771,875
1.63%, 5/15/2026	1,300,000	1,257,039
1.63%, 10/31/2026	11,125,000	10,677,393
1.63%, 11/30/2026	11,700,000	11,213,719

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.63%, 8/15/2029	$12,327,000	$11,275,353
1.63%, 5/15/2031	26,006,000	22,929,978
1.75%, 12/31/2026	8,150,000	7,825,910
1.75%, 1/31/2029	21,050,000	19,515,652
1.88%, 6/30/2026	10,500,000	10,177,617
1.88%, 2/28/2027	22,052,000	21,178,534
1.88%, 2/15/2032	28,600,000	25,257,375
2.00%, 11/15/2026	4,188,100	4,048,715
2.13%, 5/31/2026	11,415,000	11,122,936
2.25%, 3/31/2026	550,000	537,883
2.25%, 2/15/2027	150,000	145,383
2.25%, 8/15/2027	8,174,800	7,879,102
2.25%, 11/15/2027	19,050,000	18,305,859
2.38%, 4/30/2026	13,300,000	13,023,090
2.38%, 5/15/2027	14,780,000	14,330,827
2.38%, 3/31/2029	12,720,000	12,084,000
2.38%, 5/15/2029	8,750,000	8,303,613
2.50%, 2/28/2026	14,438,000	14,180,823
2.50%, 3/31/2027	15,900,000	15,492,562
2.63%, 12/31/2025	10,640,000	10,479,569
2.63%, 5/31/2027	13,709,000	13,375,914
2.63%, 7/31/2029	12,881,300	12,336,864
2.75%, 4/30/2027	16,100,000	15,769,195
2.75%, 7/31/2027	17,601,600	17,209,689
2.75%, 2/15/2028	2,726,000	2,654,017
2.75%, 5/31/2029	18,875,000	18,201,104
2.75%, 8/15/2032	28,405,000	26,549,798
2.88%, 11/30/2025	6,230,200	6,157,433
2.88%, 5/15/2028	500,000	488,047
2.88%, 8/15/2028	1,497,600	1,459,341
2.88%, 5/15/2032	27,165,000	25,687,903
3.13%, 8/31/2027	21,025,000	20,767,115
3.13%, 11/15/2028	6,500,000	6,386,758
3.13%, 8/31/2029	10,000,000	9,792,969
3.25%, 6/30/2027	17,500,000	17,352,344
3.25%, 6/30/2029	10,250,000	10,101,856
3.38%, 5/15/2033	28,062,000	27,290,295
3.50%, 1/31/2028	25,320,000	25,264,612
3.50%, 4/30/2028	21,900,000	21,846,961
3.50%, 1/31/2030	10,100,000	10,051,078
3.50%, 4/30/2030	14,525,000	14,446,701
3.50%, 2/15/2033	26,780,000	26,319,719
3.63%, 5/15/2026	12,094,000	12,076,048
3.63%, 3/31/2028	37,043,000	37,121,138
3.63%, 5/31/2028	16,250,000	16,275,391
3.63%, 3/31/2030	10,395,000	10,403,121
3.75%, 4/15/2026	17,261,000	17,259,652
3.75%, 8/31/2026	50,000,000	50,072,265
3.75%, 8/15/2027	13,400,000	13,464,906
3.75%, 12/31/2028	2,500,000	2,516,992
3.75%, 5/31/2030	18,900,000	19,026,984
3.75%, 6/30/2030	15,725,000	15,828,195
3.75%, 12/31/2030	33,650,000	33,852,426
3.75%, 8/31/2031	3,500,000	3,519,141
3.88%, 1/15/2026	22,476,000	22,487,414
Security Description	Principal Amount	Value
3.88%, 11/30/2027	$19,870,700	$20,044,569
3.88%, 12/31/2027	22,300,000	22,514,289
3.88%, 9/30/2029	15,750,000	15,951,797
3.88%, 11/30/2029	17,015,000	17,239,651
3.88%, 12/31/2029	19,600,000	19,857,250
3.88%, 8/15/2033	9,057,000	9,132,003
3.88%, 8/15/2034	53,800,000	54,186,687
4.00%, 12/15/2025	15,475,000	15,498,575
4.00%, 2/15/2026	10,705,000	10,733,017
4.00%, 1/15/2027	20,430,000	20,600,782
4.00%, 2/29/2028	32,725,000	33,174,969
4.00%, 6/30/2028	16,645,000	16,894,675
4.00%, 1/31/2029	4,869,000	4,951,925
4.00%, 7/31/2029	7,100,000	7,235,344
4.00%, 10/31/2029	17,500,000	17,826,758
4.00%, 2/28/2030	17,950,000	18,294,977
4.00%, 7/31/2030	21,397,500	21,817,092
4.00%, 1/31/2031	38,100,000	38,853,070
4.00%, 2/15/2034	30,155,000	30,678,001
4.13%, 6/15/2026	14,537,000	14,635,238
4.13%, 2/15/2027	17,750,000	17,955,234
4.13%, 9/30/2027	17,650,000	17,934,055
4.13%, 10/31/2027	16,672,800	16,938,523
4.13%, 7/31/2028	19,550,000	19,933,363
4.13%, 3/31/2029	9,350,000	9,564,027
4.13%, 8/31/2030	17,412,000	17,869,065
4.13%, 3/31/2031	29,750,000	30,563,477
4.13%, 7/31/2031	101,100,000	103,943,437
4.13%, 11/15/2032	15,074,000	15,507,377
4.25%, 10/15/2025	13,800,000	13,840,969
4.25%, 12/31/2025	27,200,000	27,324,312
4.25%, 1/31/2026	25,263,000	25,397,210
4.25%, 3/15/2027	14,700,000	14,928,539
4.25%, 2/28/2029	18,550,000	19,067,371
4.25%, 6/30/2029	66,300,000	68,247,562
4.25%, 2/28/2031	20,000,000	20,685,938
4.25%, 6/30/2031	6,500,000	6,730,547
4.38%, 7/31/2026	41,550,000	42,053,145
4.38%, 8/15/2026	16,650,000	16,860,076
4.38%, 12/15/2026	15,265,000	15,508,286
4.38%, 7/15/2027	48,500,000	49,519,258
4.38%, 8/31/2028	21,450,000	22,070,039
4.38%, 11/30/2028	41,400,000	42,671,110
4.38%, 11/30/2030	1,000,000	1,040,391
4.38%, 5/15/2034	4,020,000	4,210,950
4.50%, 11/15/2025	14,966,000	15,061,876
4.50%, 3/31/2026	27,000,000	27,283,711
4.50%, 7/15/2026	11,900,000	12,065,020
4.50%, 4/15/2027	63,800,000	65,190,641
4.50%, 5/15/2027	15,000,000	15,338,672
4.50%, 5/31/2029	1,300,000	1,352,102
4.50%, 11/15/2033	24,380,800	25,752,220
4.63%, 2/28/2026	34,232,000	34,614,436
4.63%, 3/15/2026	20,366,000	20,611,028
4.63%, 6/30/2026	22,100,000	22,440,133

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 9/15/2026	$16,856,000	$17,158,881
4.63%, 10/15/2026	17,500,000	17,832,227
4.63%, 11/15/2026	16,450,000	16,777,715
4.63%, 6/15/2027	2,600,000	2,670,281
4.63%, 9/30/2028	23,646,300	24,564,442
4.63%, 4/30/2029	10,000,000	10,443,750
4.63%, 9/30/2030	19,800,000	20,854,969
4.63%, 4/30/2031	11,000,000	11,622,188
4.63%, 5/31/2031	44,851,800	47,395,738
4.88%, 11/30/2025	16,000,000	16,175,625
4.88%, 4/30/2026	21,175,000	21,537,291
4.88%, 5/31/2026	19,950,000	20,317,828
4.88%, 10/31/2028	23,250,000	24,388,887
4.88%, 10/31/2030	21,950,000	23,428,195
5.00%, 10/31/2025	24,525,000	24,795,158
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,801,939,911)		3,674,867,461
MUNICIPAL BONDS & NOTES — 0.5%
ARIZONA — 0.0% (a)
Salt River Project Agricultural Improvement & Power District Revenue, AZ 4.84%, 1/1/2041	200,000	195,670
CALIFORNIA — 0.2%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	735,000	531,019
Series F-2, 6.26%, 4/1/2049	235,000	267,639
Series S1-SUB, 7.04%, 4/1/2050	280,000	345,416
California State University Revenue, CA:
Series B, 2.72%, 11/1/2052	175,000	124,871
Series B, 2.94%, 11/1/2052	625,000	448,911
Series B, 2.98%, 11/1/2051	285,000	211,901
Series B, 3.90%, 11/1/2047	100,000	89,351
City of Los Angeles Department of Airports Customer Facility Charge Revenue, CA Series A, Assured Guaranty Municipal Corp., 4.24%, 5/15/2048 (h)	250,000	226,325
City of Riverside Revenue, CA Series A, 3.86%, 6/1/2045	245,000	218,993
County of Riverside Revenue, CA 3.82%, 2/15/2038	250,000	236,530
Foothill-Eastern Transportation Corridor Agency Revenue, CA Series A, 4.09%, 1/15/2049	241,000	209,346
Golden State Tobacco Securitization Corp. Revenue, CA:
Series B, 2.75%, 6/1/2034	250,000	218,498
Series A, 3.12%, 6/1/2038	650,000	550,642
Security Description	Principal Amount	Value
Series A-1, 4.21%, 6/1/2050	$200,000	$155,701
Los Angeles Department of Water & Power Revenue, CA:
6.57%, 7/1/2045	150,000	175,286
6.60%, 7/1/2050	280,000	331,344
Regents of the University of California Medical Center Pooled Revenue, CA:
Series N, 3.01%, 5/15/2050	175,000	126,230
Series N, 3.26%, 5/15/2060	150,000	108,137
Series N, 3.71%, 5/15/2120	150,000	105,877
Series H, 6.55%, 5/15/2048	310,000	356,083
San Diego County Regional Transportation Commission Revenue, CA 5.91%, 4/1/2048	330,000	359,224
San Diego County Water Authority Revenue, CA Series B, 6.14%, 5/1/2049	280,000	306,921
San Joaquin Hills Transportation Corridor Agency Revenue, CA Series B, Assured Guaranty Municipal Corp., 3.49%, 1/15/2050 (h)	200,000	160,045
State of California, General Obligation, CA:
1.75%, 11/1/2030	335,000	296,376
2.50%, 10/1/2029	200,000	188,108
Series B, 2.65%, 4/1/2026	370,000	363,161
Series A, 3.05%, 4/1/2029	265,000	256,970
3.50%, 4/1/2028	400,000	396,765
4.50%, 4/1/2033	315,000	317,567
4.60%, 4/1/2038	540,000	530,336
5.13%, 3/1/2038	100,000	102,624
5.75%, 10/1/2031	500,000	552,125
5.88%, 10/1/2041	1,000,000	1,074,933
7.35%, 11/1/2039	120,000	145,149
7.50%, 4/1/2034	320,000	383,614
7.55%, 4/1/2039	302,000	379,581
7.63%, 3/1/2040	160,000	200,213
University of California Revenue, CA:
Series BG, 1.32%, 5/15/2027	365,000	341,674
Series BG, 1.61%, 5/15/2030	390,000	343,336
Series BD, 3.35%, 7/1/2029	680,000	666,668
Series AQ, 4.77%, 5/15/2115	75,000	69,002
Series AD, 4.86%, 5/15/2112	650,000	608,217
		13,080,709
COLORADO — 0.0% (a)
Regional Transportation District Sales Tax Revenue, CO Series B, 5.84%, 11/1/2050	50,000	55,028
CONNECTICUT — 0.0% (a)
State of Connecticut, General Obligation, CT Series D, 5.09%, 10/1/2030	100,000	101,211

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
DISTRICT OF COLUMBIA — 0.0% (a)
District of Columbia Income Tax Revenue, DC Series E, 5.59%, 12/1/2034	$250,000	$259,746
FLORIDA — 0.0% (a)
County of Broward Airport System Revenue, FL Series C, 3.48%, 10/1/2043	345,000	296,343
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	625,000	586,541
County of Miami-Dade Seaport Department Revenue, FL 6.22%, 11/1/2055	100,000	108,117
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	685,000	640,689
Series A, 2.15%, 7/1/2030	150,000	133,237
Series A, 5.53%, 7/1/2034	500,000	527,223
		2,292,150
GEORGIA — 0.0% (a)
City of Atlanta Water & Wastewater Revenue, GA 2.26%, 11/1/2035	250,000	209,097
Municipal Electric Authority of Georgia Revenue, GA:
Series A, 6.64%, 4/1/2057	164,000	187,260
6.66%, 4/1/2057	210,000	240,265
Series B, 7.06%, 4/1/2057	409,000	482,253
		1,118,875
IDAHO — 0.0% (a)
Idaho Energy Resources Authority Revenue, ID 2.86%, 9/1/2046	85,000	64,190
ILLINOIS — 0.1%
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	500,000	472,983
Series B, 6.40%, 1/1/2040	400,000	456,688
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL Series B, 6.90%, 12/1/2040	344,458	392,882
Chicago Transit Authority Sales Tax Receipts Fund Revenue, IL Series B, 6.20%, 12/1/2040	160,000	171,441
Metropolitan Water Reclamation District of Greater Chicago, General Obligation, IL 5.72%, 12/1/2038	335,000	358,760
Sales Tax Securitization Corp. Revenue, IL:
Series B, 3.24%, 1/1/2042	385,000	321,542
Security Description	Principal Amount	Value
Series B, 3.59%, 1/1/2043	$275,000	$240,314
Series B, 3.82%, 1/1/2048	100,000	84,823
Series A, 4.64%, 1/1/2040	95,000	93,740
Series A, 4.79%, 1/1/2048	100,000	97,228
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	1,035,294	1,051,545
Series 3, 6.73%, 4/1/2035	169,231	181,652
7.35%, 7/1/2035	715,000	785,519
		4,709,117
INDIANA — 0.0% (a)
Indiana Finance Authority Revenue, IN 3.05%, 1/1/2051	125,000	97,051
KANSAS — 0.0% (a)
Kansas Development Finance Authority Revenue, KS:
Series K, Build America Mutual Assurance Corp., 2.77%, 5/1/2051 (h)	100,000	73,242
Series H, 4.93%, 4/15/2045	90,000	90,795
		164,037
LOUISIANA — 0.0% (a)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA:
Series 2022-ELL, Class A1, 3.62%, 2/1/2029	206,406	203,507
Series 2022-ELL, Class A4, 4.48%, 8/1/2039	165,000	162,680
Series 2023-ELL, Class A2, 5.05%, 12/1/2034	250,000	258,925
Series 2023-ELL, Class A1, 5.08%, 6/1/2031	171,839	175,078
State of Louisiana Gasoline & Fuels Tax Revenue, LA Series A, 2.95%, 5/1/2041	330,000	265,802
		1,065,992
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority Revenue, MD:
Series D, 3.05%, 7/1/2040	365,000	288,518
Series D, 3.20%, 7/1/2050	276,000	203,462
		491,980
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Transportation Fund Revenue, MA 5.73%, 6/1/2040	125,000	131,930

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Commonwealth of Massachusetts, General Obligation, MA:
Series H, 2.90%, 9/1/2049	$75,000	$55,608
4.91%, 5/1/2029	135,000	137,260
Series E, 5.46%, 12/1/2039	410,000	434,111
Massachusetts School Building Authority Revenue, MA:
Series B, 1.75%, 8/15/2030	300,000	269,940
Series C, 2.95%, 5/15/2043	400,000	318,411
Series B, 3.40%, 10/15/2040	145,000	124,961
		1,472,221
MICHIGAN — 0.0% (a)
Michigan Finance Authority Revenue, MI Series T, 3.38%, 12/1/2040	140,000	118,476
Michigan State University Revenue, MI Series A, 4.17%, 8/15/2122	250,000	205,474
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	35,000	28,184
University of Michigan Revenue, MI:
Series B, 2.44%, 4/1/2040	600,000	465,657
Series B, 2.56%, 4/1/2050	500,000	340,746
Series C, 3.60%, 4/1/2047	395,000	346,644
		1,505,181
MINNESOTA — 0.0% (a)
University of Minnesota Revenue, MN 4.05%, 4/1/2052	275,000	245,243
MISSISSIPPI — 0.0% (a)
State of Mississippi, General Obligation, MS Series F, 5.25%, 11/1/2034	100,000	103,063
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO Series A, 3.65%, 8/15/2057	285,000	230,893
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Revenue, NE Series A, 3.04%, 10/1/2049	145,000	112,021
NEVADA — 0.0% (a)
County of Clark Department of Aviation Revenue, NV Series C-BUILD AMER, 6.82%, 7/1/2045	115,000	137,078
Security Description	Principal Amount	Value
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Business Finance Authority Revenue, NH 3.30%, 4/1/2032	$200,000	$163,621
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority Revenue, NJ Series A, National Public Finance Guarantee Corp., 7.43%, 2/15/2029 (h)	553,000	597,178
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series C, 5.75%, 12/15/2028	250,000	255,967
Series B, 6.56%, 12/15/2040	235,000	267,301
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	335,000	397,852
Rutgers The State University of New Jersey Revenue, NJ:
Series R, 3.27%, 5/1/2043	180,000	152,302
Series P, 3.92%, 5/1/2119	250,000	189,224
Series H, 5.67%, 5/1/2040	205,000	212,392
		2,072,216
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series A2, 5.21%, 10/1/2031	165,000	168,228
Series B-2, 5.26%, 10/1/2052	220,000	236,952
Series C1, 5.52%, 10/1/2037	325,000	342,145
Series B-1, 5.83%, 10/1/2053	285,000	327,690
Empire State Development Corp. Revenue, NY Series B, 3.90%, 3/15/2033	725,000	707,798
Metropolitan Transportation Authority Revenue, NY:
Series C2, 5.18%, 11/15/2049	30,000	27,893
6.67%, 11/15/2039	295,000	332,733
Series E, 6.81%, 11/15/2040	100,000	113,570
New York City Municipal Water Finance Authority Revenue, NY:
Series AA, 5.44%, 6/15/2043	160,000	163,385
Series GG, 5.72%, 6/15/2042	215,000	227,689
Series AA-2, 5.75%, 6/15/2041	195,000	207,716
Series EE, 6.01%, 6/15/2042	300,000	327,100
New York City Transitional Finance Authority Future Tax Secured Revenue, NY 5.51%, 8/1/2037	100,000	104,585
New York State Dormitory Authority Revenue, NY:
Series D, 5.60%, 3/15/2040	135,000	141,515
Series F, 5.63%, 3/15/2039	200,000	208,688

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	$235,000	$183,060
3.18%, 7/15/2060	395,000	282,041
Series 21, 3.29%, 8/1/2069	700,000	495,999
Series 210, 4.03%, 9/1/2048	410,000	361,952
Series 20, 4.23%, 10/15/2057	125,000	112,187
4.46%, 10/1/2062	100,000	92,369
Series 192, 4.81%, 10/15/2065	150,000	147,299
4.93%, 10/1/2051	220,000	220,833
5.65%, 11/1/2040	575,000	620,294
		6,153,721
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority Revenue, NC Series A, 3.20%, 1/15/2051	125,000	94,110
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH:
Series B, 6.45%, 2/15/2044	50,000	56,307
Series B, 8.08%, 2/15/2050	215,000	293,267
JobsOhio Beverage System Revenue, OH:
Series A, 2.83%, 1/1/2038	80,000	68,796
Series B, 3.99%, 1/1/2029	280,000	282,411
Ohio State University Revenue, OH Series C, 4.91%, 6/1/2040	350,000	345,372
		1,046,153
OKLAHOMA — 0.0% (a)
Oklahoma Development Finance Authority Revenue, OK:
Series A-2, 4.62%, 6/1/2044	100,000	100,146
Series A-2, 4.85%, 2/1/2045	100,000	102,251
Series A-3, 5.09%, 2/1/2052	155,000	161,180
		363,577
OREGON — 0.0% (a)
Oregon School Boards Association, General Obligation, OR Series B, National Public Finance Guarantee Corp., 5.68%, 6/30/2028 (h)	115,000	118,151
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	310,000	240,035
		358,186
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA Series A, 4.14%, 6/1/2038	205,000	196,590
Pennsylvania State University Revenue, PA:
Series D, 2.79%, 9/1/2043	250,000	197,428
Security Description	Principal Amount	Value
Series D, 2.84%, 9/1/2050	$250,000	$178,717
Pennsylvania Turnpike Commission Revenue, PA Series B, 5.51%, 12/1/2045	325,000	339,152
State Public School Building Authority Revenue, PA Series A, 5.00%, 9/15/2027	110,000	112,422
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	200,000	140,318
		1,164,627
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, TN Series B, 4.05%, 7/1/2026	120,000	119,694
TEXAS — 0.1%
Board of Regents of the University of Texas System Revenue, TX:
Series B, 2.44%, 8/15/2049	50,000	33,440
Series A, 3.35%, 8/15/2047	275,000	222,275
Series C, 4.79%, 8/15/2046	200,000	200,609
City of Houston, General Obligation, TX:
3.96%, 3/1/2047	700,000	620,538
Series A, 6.29%, 3/1/2032	75,000	81,437
City of San Antonio Electric & Gas Systems Revenue, TX:
4.43%, 2/1/2042	150,000	146,678
Series C, 5.99%, 2/1/2039	530,000	579,342
Dallas Area Rapid Transit Revenue, TX Series A, 2.61%, 12/1/2048	175,000	126,130
Dallas Convention Center Hotel Development Corp. Revenue, TX 7.09%, 1/1/2042	225,000	259,315
Dallas Fort Worth International Airport Revenue, TX:
Series C, 2.84%, 11/1/2046	350,000	264,345
Series C, 2.92%, 11/1/2050	40,000	29,659
Series A, 2.99%, 11/1/2038	310,000	269,298
Series C, 3.09%, 11/1/2040	305,000	249,563
Series A, 3.14%, 11/1/2045	100,000	78,856
Series A, 4.51%, 11/1/2051	250,000	233,938
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	405,000	311,755
North Texas Tollway Authority Revenue, TX:
Series A, 3.01%, 1/1/2043	330,000	265,902
Series B, 6.72%, 1/1/2049	75,000	88,934

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Permanent University Fund - Texas A&M University System Revenue, TX Series B, 3.66%, 7/1/2047	$160,000	$138,759
State of Texas, General Obligation, TX:
Series A, 4.68%, 4/1/2040	200,000	197,308
5.52%, 4/1/2039	330,000	354,146
Texas Department of Transportation State Highway Fund Revenue, TX Series B-BUILD, 5.18%, 4/1/2030	165,000	169,594
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	300,000	257,829
Texas Transportation Commission, General Obligation, TX 2.47%, 10/1/2044	200,000	146,813
		5,326,463
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	190,000	118,671
Series A, 3.23%, 9/1/2119	360,000	234,179
		352,850
WISCONSIN — 0.0% (a)
State of Wisconsin Revenue, WI Series C, 3.15%, 5/1/2027	455,000	446,915
TOTAL MUNICIPAL BONDS & NOTES (Cost $47,563,166)		45,163,589
MORTGAGE-BACKED SECURITIES — 0.8%
Bank:
Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	198,931	193,538
Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	288,994
Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	247,649
Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (d)	390,000	384,720
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	286,660	284,497
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	400,000	398,206
Security Description	Principal Amount	Value
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	$500,000	$468,871
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	46,345
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	928,898
Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	545,248
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	258,673
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	1,000,000	847,168
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	500,000	447,413
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	877,351
Series 2022-BNK39, Class A4, 2.93%, 2/15/2055 (d)	750,000	675,147
Series 2022-BNK44, Class A5, 5.94%, 11/15/2055 (d)	1,000,000	1,084,048
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	482,170
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	468,957
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	654,152
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (d)	500,000	449,291
Series 2022-C18, Class A5, 5.71%, 12/15/2055 (d)	600,000	645,420
Series 2023-C19, Class A5, 5.45%, 4/15/2056	233,333	246,602
Series 2023-C20, Class A5, 5.58%, 7/15/2056	120,000	128,516
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	165,000	169,520
Series 2024-C24, Class A5, 5.42%, 2/15/2057	1,350,000	1,428,554
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	446,311
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	695,000	674,753
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	343,861

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-B6, Class A4, 4.26%, 10/10/2051	$300,000	$295,756
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	928,650
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	332,124
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	367,290
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	314,250
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	422,366
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	429,665
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	522,318
Series 2021-B25, Class A5, 2.58%, 4/15/2054	650,000	557,873
Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	439,780
Series 2022-B32, Class A5, 3.00%, 1/15/2055 (d)	1,000,000	881,604
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	265,656
Series 2024-V5, Class A3, 5.81%, 1/10/2057	234,375	245,780
Series 2024-V6, Class A3, 5.93%, 3/15/2029	355,769	373,991
Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,000,000	1,039,820
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	817,730
BMO Mortgage Trust Series 2024-C8, Class A5, 5.60%, 3/15/2057 (d)	315,000	337,213
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,371,850
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	346,112
Citigroup Commercial Mortgage Trust:
Series 2016-GC37, Class A4, 3.31%, 4/10/2049	1,950,000	1,912,797
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	484,568
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	684,579
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	273,086
COMM Mortgage Trust:
Series 2016-CR28, Class A4, 3.76%, 2/10/2049	616,000	608,135
Security Description	Principal Amount	Value
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	$204,235	$196,549
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	626,108
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	961,908
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	462,000
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	475,330
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	500,000	482,245
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	500,000	493,667
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (d)	500,000	493,343
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	920,146
DBJPM Mortgage Trust Series 2016-C1, Class A4, 3.28%, 5/10/2049	2,000,000	1,957,292
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K-1512, Class A3, 3.06%, 4/25/2034	1,000,000	903,179
Series K-154, Class A2, 4.35%, 1/25/2033 (d)	350,000	354,368
Series K-155, Class A2, 4.25%, 4/25/2033	3,000,000	3,015,479
Series K-156, Class A2, 4.43%, 2/25/2033 (d)	489,947	498,786
Series K-157, Class A2, 4.20%, 5/25/2033	153,046	153,260
Series K-160, Class A2, 4.50%, 8/25/2033 (d)	1,000,000	1,021,281
Series K-161, Class A2, 4.90%, 10/25/2033	1,425,000	1,494,600
Series K508, Class A2, 4.74%, 8/25/2028 (d)	1,500,000	1,536,342
Series K511, Class A2, 4.86%, 10/25/2028	1,406,250	1,447,458
Series K512, Class A2, 5.00%, 11/25/2028	249,946	258,591
Series K513, Class A2, 4.72%, 12/25/2028 (d)	875,000	896,864
Series K518, Class A2, 5.40%, 1/25/2029	750,000	788,713
Series K751, Class A2, 4.41%, 3/25/2030	1,000,000	1,016,381

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Trust:
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	$914,068	$892,588
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	484,718
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	481,162
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	1,000,000	927,292
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	800,000	780,593
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class AS, VRN, 4.12%, 1/15/2049 (d)	1,250,000	1,220,574
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, 3.49%, 3/15/2050	253,234	249,934
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	483,676
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	540,776
Morgan Stanley Capital I Trust:
Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	728,774
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	730,941
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	469,536
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	437,485
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (d)	500,000	435,406
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	311,573
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	486,393
Series 2018-C14, Class A3, 4.18%, 12/15/2051	738,242	728,779
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	293,715
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	394,058	380,821
Wells Fargo Commercial Mortgage Trust:
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,320,404
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	484,057
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	486,652
Security Description	Principal Amount	Value
Series 2017-C41, Class A4, 3.47%, 11/15/2050	$300,000	$290,661
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	482,895
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	494,352
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	785,928
Series 2019-C50, Class A5, 3.73%, 5/15/2052	175,000	168,945
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	926,863
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	748,767
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	132,436
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	617,839
TOTAL MORTGAGE-BACKED SECURITIES (Cost $70,447,626)		66,826,291
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.1%
Bank:
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	50,000	46,340
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	2,000,000	2,161,409
BBCMS Mortgage Trust:
Series 2018-C2, Class A5, 4.31%, 12/15/2051	50,000	49,712
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (d)	500,000	579,930
Benchmark Mortgage Trust:
Series 2018-B3, Class A4, 3.76%, 4/10/2051	596,531	585,547
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (d)	1,000,000	1,065,992
BMO Mortgage Trust:
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,660,114
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (d)	500,000	538,842
CSAIL Commercial Mortgage Trust Series 2017-CX9, Class A5, 3.45%, 9/15/2050	150,000	142,767
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.72%, 12/15/2049	89,000	87,213
Morgan Stanley Capital I Trust Series 2016-UB12, Class A4, 3.60%, 12/15/2049	150,000	145,007

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (d)	$388,889	$427,753
UBS Commercial Mortgage Trust Series 2018-C15, Class A3, 4.07%, 12/15/2051	35,338	34,664
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class A5, 2.73%, 2/15/2053	100,000	91,730
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $7,198,890)		7,617,020
	Shares
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (j) (k)	202,134,476	202,134,476
State Street Navigator Securities Lending Portfolio II (l) (m)	202,877,476	202,877,476
TOTAL SHORT-TERM INVESTMENTS (Cost $405,011,952)		405,011,952
TOTAL INVESTMENTS — 103.6% (Cost $9,219,784,043)		8,888,251,580
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(310,710,329)
NET ASSETS — 100.0%		$8,577,541,251
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(g)	When-issued security.
(h)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	0.0% (a)
National Public Finance Guaranty Corp.	0.0% (a)
Build America Mutual Assurance Company	0.0% (a)
(i)	Security, or a portion of the security has been designated as collateral for TBA securities.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at September 30, 2024.
(l)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,155,673,904	$—	$2,155,673,904
Asset-Backed Securities	—	32,453,171	—	32,453,171
Foreign Government Obligations	—	226,034,987	—	226,034,987
U.S. Government Agency Obligations	—	2,274,603,205	—	2,274,603,205
U.S. Treasury Obligations	—	3,674,867,461	—	3,674,867,461
Municipal Bonds & Notes	—	45,163,589	—	45,163,589
Mortgage-Backed Securities	—	66,826,291	—	66,826,291
Commercial Mortgage Backed Securities	—	7,617,020	—	7,617,020
Short-Term Investments	405,011,952	—	—	405,011,952
TOTAL INVESTMENTS	$405,011,952	$8,483,239,628	$—	$8,888,251,580

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	182,171,323	$182,225,974	$377,601,553	$559,827,527	$11,076	$(11,076)	—	$—	$1,617,939
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	284,382,126	82,247,650	—	—	202,134,476	202,134,476	473,175
State Street Navigator Securities Lending Portfolio II	170,819,324	170,819,324	654,302,006	622,243,854	—	—	202,877,476	202,877,476	115,218
Total		$353,045,298	$1,316,285,685	$1,264,319,031	$11,076	$(11,076)		$405,011,952	$2,206,332
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.6%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041 (a)	$395,000	$307,294
4.75%, 3/30/2030	257,000	261,084
Omnicom Group, Inc.:
2.45%, 4/30/2030	550,000	495,374
4.20%, 6/1/2030 (a)	165,000	163,774
5.30%, 11/1/2034 (a)	250,000	259,763
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	98,903
		1,586,192
AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
2.20%, 2/4/2026	1,574,000	1,516,580
2.25%, 6/15/2026	200,000	190,894
2.60%, 10/30/2025	200,000	194,480
2.70%, 2/1/2027	878,000	832,467
2.75%, 2/1/2026	350,000	339,822
2.95%, 2/1/2030	540,000	482,819
3.10%, 5/1/2026	240,000	232,454
3.20%, 3/1/2029	324,000	299,885
3.25%, 2/1/2028	316,000	299,486
3.25%, 3/1/2028	125,000	117,798
3.25%, 2/1/2035	825,000	671,542
3.38%, 6/15/2046	34,000	23,032
3.55%, 3/1/2038	434,000	338,850
3.60%, 5/1/2034 (a)	50,000	42,680
3.63%, 2/1/2031	170,000	155,706
3.65%, 3/1/2047	135,000	94,757
3.75%, 2/1/2050 (a)	350,000	245,794
3.85%, 11/1/2048	309,000	220,280
3.90%, 5/1/2049	705,000	511,076
5.15%, 5/1/2030	650,000	651,449
5.71%, 5/1/2040	374,000	365,252
5.81%, 5/1/2050	1,896,000	1,831,839
5.88%, 2/15/2040 (a)	500,000	497,205
5.93%, 5/1/2060	752,000	721,762
6.26%, 5/1/2027 (b)	75,000	77,483
6.30%, 5/1/2029 (a) (b)	325,000	341,864
6.39%, 5/1/2031 (b)	120,000	127,596
6.53%, 5/1/2034 (b)	315,000	337,951
6.86%, 5/1/2054 (b)	255,000	279,674
7.01%, 5/1/2064 (b)	125,000	137,736
General Dynamics Corp.:
1.15%, 6/1/2026	400,000	382,496
2.63%, 11/15/2027	100,000	96,262
2.85%, 6/1/2041	575,000	445,107
3.63%, 4/1/2030 (a)	214,000	209,166
3.75%, 5/15/2028 (a)	190,000	188,556
4.25%, 4/1/2040	87,000	81,419
4.25%, 4/1/2050	100,000	90,221
Security Description	Principal Amount	Value
HEICO Corp. 5.25%, 8/1/2028 (a)	$65,000	$67,088
Howmet Aerospace, Inc.:
3.00%, 1/15/2029 (a)	200,000	189,858
4.85%, 10/15/2031	50,000	51,101
5.90%, 2/1/2027 (a)	375,000	388,905
5.95%, 2/1/2037 (a)	152,000	166,259
6.75%, 1/15/2028	172,000	183,650
L3Harris Technologies, Inc.:
2.90%, 12/15/2029 (a)	466,000	434,270
3.85%, 12/15/2026	80,000	79,470
4.40%, 6/15/2028	170,000	170,711
4.85%, 4/27/2035	256,000	256,102
5.05%, 6/1/2029	165,000	169,950
5.25%, 6/1/2031	130,000	135,296
5.35%, 6/1/2034	600,000	624,672
5.40%, 7/31/2033	150,000	156,591
5.50%, 8/15/2054	200,000	208,458
5.60%, 7/31/2053 (a)	85,000	89,591
6.15%, 12/15/2040	124,000	136,939
Lockheed Martin Corp.:
1.85%, 6/15/2030	211,000	186,805
3.55%, 1/15/2026	200,000	198,626
3.80%, 3/1/2045	685,000	589,059
3.90%, 6/15/2032	395,000	386,950
4.15%, 6/15/2053	253,000	222,832
4.30%, 6/15/2062	150,000	133,000
4.45%, 5/15/2028 (a)	70,000	71,079
4.50%, 2/15/2029	175,000	178,187
4.50%, 5/15/2036	50,000	49,917
4.70%, 5/15/2046	905,000	884,221
5.10%, 11/15/2027	150,000	155,245
5.20%, 2/15/2055 (a)	100,000	103,524
5.20%, 2/15/2064	95,000	98,280
5.25%, 1/15/2033	115,000	122,361
5.70%, 11/15/2054 (a)	375,000	418,702
5.72%, 6/1/2040	94,000	102,473
5.90%, 11/15/2063	117,000	135,236
Series B, 6.15%, 9/1/2036	101,000	115,936
Northrop Grumman Corp.:
3.85%, 4/15/2045	142,000	119,913
4.03%, 10/15/2047	25,000	21,507
4.60%, 2/1/2029	171,000	173,507
4.70%, 3/15/2033	60,000	60,869
4.75%, 6/1/2043	509,000	490,589
4.90%, 6/1/2034	200,000	204,438
4.95%, 3/15/2053	370,000	361,982
5.15%, 5/1/2040	542,000	550,807
5.20%, 6/1/2054 (a)	200,000	203,682
5.25%, 5/1/2050 (a)	652,000	665,862
7.75%, 2/15/2031	90,000	105,502
RTX Corp.:
1.90%, 9/1/2031 (a)	197,000	167,482
2.25%, 7/1/2030	101,000	90,672
2.38%, 3/15/2032	400,000	347,100

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.82%, 9/1/2051 (a)	$150,000	$100,338
3.13%, 7/1/2050	94,000	67,306
3.75%, 11/1/2046	230,000	187,958
4.13%, 11/16/2028	334,000	332,981
4.15%, 5/15/2045	875,000	763,639
4.35%, 4/15/2047	150,000	133,194
4.45%, 11/16/2038	200,000	190,558
4.50%, 6/1/2042	460,000	428,274
4.70%, 12/15/2041	50,000	47,430
4.80%, 12/15/2043	1,036,000	986,438
4.88%, 10/15/2040	375,000	367,290
5.00%, 2/27/2026	45,000	45,466
5.38%, 2/27/2053	198,000	203,546
5.75%, 11/8/2026	300,000	309,393
5.75%, 1/15/2029	250,000	264,642
6.00%, 3/15/2031	235,000	255,703
6.10%, 3/15/2034	100,000	110,356
6.13%, 7/15/2038	1,100,000	1,228,777
6.40%, 3/15/2054	679,000	801,261
		31,723,246
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.45%, 2/4/2032	175,000	149,279
3.40%, 5/6/2030 (a)	227,000	214,349
3.40%, 2/4/2041	65,000	50,649
3.70%, 2/4/2051	200,000	147,552
3.88%, 9/16/2046	483,000	376,933
4.00%, 2/4/2061 (a)	250,000	190,610
4.25%, 8/9/2042	759,000	651,890
4.40%, 2/14/2026	200,000	199,844
4.50%, 5/2/2043	307,000	271,118
4.80%, 2/14/2029	348,000	352,211
5.80%, 2/14/2039	285,000	299,544
5.95%, 2/14/2049 (a)	324,000	339,973
6.20%, 11/1/2028	250,000	266,255
6.88%, 11/1/2033	950,000	1,072,920
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	575,000	559,348
2.90%, 3/1/2032 (a)	150,000	135,816
3.25%, 3/27/2030	450,000	429,277
3.75%, 9/15/2047 (a)	300,000	242,664
4.50%, 8/15/2033	229,000	230,030
BAT Capital Corp.:
2.26%, 3/25/2028	456,000	424,048
2.73%, 3/25/2031 (a)	227,000	202,688
3.22%, 9/6/2026	733,000	717,424
3.46%, 9/6/2029	160,000	152,442
3.56%, 8/15/2027	605,000	592,628
4.39%, 8/15/2037	450,000	409,293
4.54%, 8/15/2047	1,050,000	887,061
4.70%, 4/2/2027	518,000	522,470
4.74%, 3/16/2032 (a)	270,000	270,065
4.76%, 9/6/2049	350,000	301,479
4.91%, 4/2/2030	555,000	563,086
5.65%, 3/16/2052	360,000	351,004
Security Description	Principal Amount	Value
5.83%, 2/20/2031 (a)	$470,000	$498,299
6.00%, 2/20/2034 (a)	445,000	475,456
6.34%, 8/2/2030	100,000	108,267
6.42%, 8/2/2033	250,000	274,372
7.08%, 8/2/2043	275,000	315,051
7.08%, 8/2/2053	221,000	256,627
BAT International Finance PLC:
1.67%, 3/25/2026	197,000	189,272
4.45%, 3/16/2028	184,000	184,063
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (a)	335,000	302,076
4.10%, 1/7/2028 (a)	200,000	199,830
4.20%, 9/17/2029	200,000	199,426
4.65%, 9/17/2034	135,000	134,710
Philip Morris International, Inc.:
0.88%, 5/1/2026	178,000	169,214
1.75%, 11/1/2030	200,000	172,326
2.10%, 5/1/2030	450,000	401,679
2.75%, 2/25/2026	324,000	317,731
3.13%, 8/17/2027	1,000	979
3.38%, 8/15/2029 (a)	350,000	336,927
3.88%, 8/21/2042	591,000	499,779
4.13%, 3/4/2043	275,000	240,463
4.25%, 11/10/2044	400,000	353,400
4.38%, 11/15/2041	50,000	45,534
4.50%, 3/20/2042	850,000	784,082
4.75%, 2/12/2027	70,000	71,098
4.88%, 2/13/2026	331,000	334,330
4.88%, 2/15/2028	200,000	204,350
4.88%, 2/13/2029	250,000	256,300
4.88%, 11/15/2043	415,000	403,102
5.00%, 11/17/2025	250,000	251,890
5.13%, 11/17/2027	410,000	422,132
5.13%, 2/15/2030	400,000	414,832
5.13%, 2/13/2031	350,000	363,433
5.25%, 2/13/2034	250,000	259,622
5.38%, 2/15/2033 (a)	768,000	802,975
5.50%, 9/7/2030	200,000	211,724
5.63%, 9/7/2033	235,000	250,193
Reynolds American, Inc.:
5.70%, 8/15/2035	150,000	156,085
7.25%, 6/15/2037	50,000	57,654
		22,493,233
AIRLINES — 0.2%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	84,812	73,899
Series 2019-1, Class AA, 3.15%, 8/15/2033	75,585	70,314
Series 2016-2, Class AA, 3.20%, 12/15/2029	182,560	173,072
Series 2015-1, Class A, 3.38%, 11/1/2028	180,376	171,523

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2016-1, Class AA, 3.58%, 7/15/2029	$61,941	$59,768
Series 2017-1, Class AA, 3.65%, 8/15/2030	127,750	121,618
Series 2014-1, Class A, 3.70%, 4/1/2028	126,281	121,871
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	143,773	134,362
Delta Air Lines, Inc.:
3.75%, 10/28/2029	60,000	56,599
7.38%, 1/15/2026	250,000	257,195
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	63,418	56,485
Series 2020-1, Class A, 4.00%, 5/15/2034	171,926	163,930
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	40,000	36,217
5.13%, 6/15/2027	294,000	299,051
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	4,848	4,332
Series 2016-2, Class AA, 2.88%, 4/7/2030	10,663	9,966
Series 2016-1, Class AA, 3.10%, 1/7/2030	126,128	119,525
Series 2018-1, Class AA, 3.50%, 9/1/2031	209,445	197,764
Series 2014-2, Class A, 3.75%, 3/3/2028	18,966	18,542
Series 2014-1, Class A, 4.00%, 10/11/2027	76,257	74,854
Series 2019-1, Class AA, 4.15%, 2/25/2033	6,807	6,542
Series 2024-1, Class AA, 5.45%, 8/15/2038	60,000	62,475
Series 2023-1, Class A, 5.80%, 7/15/2037	1,094,976	1,150,436
Series 2020-1, Class A, 5.88%, 4/15/2029	171,002	174,622
		3,614,962
APPAREL — 0.2%
NIKE, Inc.:
2.38%, 11/1/2026 (a)	600,000	582,030
2.85%, 3/27/2030 (a)	180,000	169,504
3.25%, 3/27/2040	100,000	83,902
3.38%, 3/27/2050	150,000	118,048
3.63%, 5/1/2043	65,000	55,511
3.88%, 11/1/2045 (a)	213,000	185,723
Ralph Lauren Corp. 2.95%, 6/15/2030 (a)	50,000	46,732
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	201,000	171,879
Security Description	Principal Amount	Value
4.13%, 7/15/2027 (a)	$54,000	$53,123
7.00%, 11/27/2026 (a)	207,000	214,340
7.35%, 11/27/2028 (a)	475,000	499,154
7.85%, 11/27/2033 (a)	728,000	787,791
		2,967,737
AUTO MANUFACTURERS — 2.3%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	200,000	189,800
Series MTN, 2.00%, 3/24/2028 (a)	170,000	158,222
Series MTN, 2.35%, 1/8/2027	75,000	72,156
Series GMTN, 3.50%, 2/15/2028 (a)	325,000	318,610
Series GMTN, 4.40%, 10/5/2026	200,000	201,322
Series GMTN, 4.40%, 9/5/2029	200,000	200,822
4.60%, 4/17/2030 (a)	350,000	354,812
4.90%, 3/12/2027 (a)	600,000	611,760
4.90%, 3/13/2029	600,000	615,318
Series GMTN, 4.90%, 7/9/2027 (a)	70,000	71,515
Series GMTN, 4.95%, 1/9/2026	95,000	95,873
Series GMTN, 5.05%, 7/10/2031	250,000	257,400
Series GMTN, 5.13%, 7/7/2028	58,000	59,913
Series GMTN, 5.25%, 7/7/2026	161,000	164,148
5.65%, 11/15/2028 (a)	416,000	439,575
Series GMTN, 5.80%, 10/3/2025	450,000	456,772
Series GMTN, 5.85%, 10/4/2030 (a)	220,000	237,105
Cummins, Inc.:
4.90%, 2/20/2029	85,000	87,832
5.15%, 2/20/2034 (a)	265,000	278,655
5.45%, 2/20/2054 (a)	269,000	284,467
Ford Motor Co.:
3.25%, 2/12/2032	1,300,000	1,107,522
4.75%, 1/15/2043	527,000	436,699
6.10%, 8/19/2032 (a)	200,000	204,832
7.40%, 11/1/2046	200,000	223,856
9.63%, 4/22/2030	200,000	236,868
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026 (a)	200,000	192,220
2.90%, 2/10/2029	275,000	249,711
3.38%, 11/13/2025	100,000	98,074
3.63%, 6/17/2031	340,000	301,532
3.82%, 11/2/2027	150,000	144,539
4.13%, 8/17/2027	125,000	121,746

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.39%, 1/8/2026	$2,100,000	$2,082,465
4.54%, 8/1/2026	500,000	495,585
4.95%, 5/28/2027	200,000	199,430
5.11%, 5/3/2029	1,000,000	990,000
5.13%, 11/5/2026 (a)	200,000	200,888
5.30%, 9/6/2029	200,000	198,938
5.80%, 3/5/2027	700,000	712,390
5.80%, 3/8/2029	250,000	254,288
5.85%, 5/17/2027	200,000	203,670
6.05%, 3/5/2031 (a)	250,000	256,548
6.80%, 5/12/2028	250,000	261,988
6.80%, 11/7/2028	205,000	216,460
6.95%, 3/6/2026	24,000	24,582
7.12%, 11/7/2033	590,000	637,011
7.35%, 11/4/2027	1,125,000	1,194,289
7.35%, 3/6/2030	354,000	383,042
General Motors Co.:
5.20%, 4/1/2045	294,000	267,690
5.40%, 10/15/2029 (a)	214,000	219,183
5.40%, 4/1/2048 (a)	497,000	458,323
5.60%, 10/15/2032 (a)	338,000	349,296
6.13%, 10/1/2025	104,000	104,999
6.25%, 10/2/2043	411,000	421,489
6.60%, 4/1/2036	530,000	571,313
6.75%, 4/1/2046 (a)	266,000	288,238
6.80%, 10/1/2027	205,000	217,021
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	200,000	191,924
1.50%, 6/10/2026	800,000	761,224
2.35%, 1/8/2031	100,000	85,461
2.40%, 10/15/2028	427,000	390,466
2.70%, 6/10/2031	425,000	366,120
3.10%, 1/12/2032 (a)	427,000	373,113
3.60%, 6/21/2030 (a)	500,000	466,460
4.00%, 10/6/2026	2,450,000	2,429,836
4.35%, 1/17/2027	200,000	199,420
4.90%, 10/6/2029	125,000	125,069
5.00%, 4/9/2027	350,000	353,766
5.25%, 3/1/2026	250,000	251,750
5.35%, 7/15/2027	165,000	168,734
5.40%, 5/8/2027 (a)	345,000	352,504
5.45%, 9/6/2034 (a)	200,000	199,408
5.55%, 7/15/2029 (a)	185,000	190,683
5.60%, 6/18/2031	100,000	102,547
5.75%, 2/8/2031	75,000	77,546
5.80%, 6/23/2028 (a)	150,000	155,676
5.80%, 1/7/2029	869,000	902,934
5.85%, 4/6/2030 (a)	125,000	130,236
5.95%, 4/4/2034 (a)	90,000	92,912
6.00%, 1/9/2028 (a)	251,000	261,482
6.10%, 1/7/2034	850,000	884,212
6.40%, 1/9/2033	200,000	213,508
Security Description	Principal Amount	Value
Honda Motor Co. Ltd. 2.53%, 3/10/2027	$100,000	$96,582
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026 (a)	50,000	47,771
4.00%, 9/26/2029	300,000	299,232
4.45%, 8/6/2027	165,000	167,551
Series MTN, 4.45%, 3/30/2026	225,000	226,593
Series MTN, 4.95%, 10/3/2025	90,000	90,658
5.00%, 5/13/2027 (a)	100,000	102,710
Series MTN, 5.05%, 8/10/2026 (a)	264,000	269,607
Series DMTN, 5.20%, 11/9/2026 (a)	100,000	102,690
Toyota Motor Corp. 1.34%, 3/25/2026	175,000	168,149
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	164,000	158,383
Series MTN, 1.13%, 6/18/2026	300,000	285,984
Series MTN, 1.15%, 8/13/2027	50,000	46,234
Series MTN, 1.65%, 1/10/2031 (a)	183,000	156,707
1.90%, 9/12/2031	139,000	118,812
Series MTN, 1.90%, 1/13/2027	100,000	95,528
Series MTN, 2.15%, 2/13/2030	250,000	225,665
Series MTN, 3.05%, 3/22/2027 (a)	375,000	367,545
Series MTN, 3.20%, 1/11/2027	272,000	267,599
Series MTN, 3.38%, 4/1/2030	405,000	388,354
3.65%, 1/8/2029	360,000	354,456
4.45%, 5/18/2026	483,000	486,695
4.55%, 8/7/2026 (a)	105,000	106,125
4.55%, 8/9/2029	135,000	137,099
Series MTN, 4.55%, 9/20/2027 (a)	150,000	152,411
Series MTN, 4.55%, 5/17/2030	509,000	517,500
4.63%, 1/12/2028 (a)	65,000	66,197
Series MTN, 4.65%, 1/5/2029	200,000	204,200
4.70%, 1/12/2033	70,000	71,352
Series MTN, 4.80%, 1/5/2026 (a)	200,000	201,840
Series B, 5.00%, 3/19/2027	90,000	92,245
Series MTN, 5.00%, 8/14/2026	200,000	203,728
5.05%, 5/16/2029	500,000	518,790
5.10%, 3/21/2031 (a)	450,000	468,765

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 5/15/2026 (a)	$500,000	$509,495
5.40%, 11/20/2026	333,000	342,574
5.45%, 11/10/2027	200,000	208,362
5.55%, 11/20/2030	500,000	534,450
		38,268,431
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC:
3.10%, 12/1/2051 (a)	312,000	197,346
5.40%, 3/15/2049 (a)	252,000	233,042
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052 (a)	225,000	174,420
Aptiv PLC/Aptiv Global Financing DAC:
4.65%, 9/13/2029	200,000	199,176
5.15%, 9/13/2034	200,000	196,900
5.75%, 9/13/2054	200,000	192,888
BorgWarner, Inc.:
4.95%, 8/15/2029	100,000	101,694
5.40%, 8/15/2034 (a)	200,000	204,136
Lear Corp. 3.50%, 5/30/2030 (a)	584,000	547,477
Magna International, Inc.:
5.05%, 3/14/2029 (a)	100,000	102,949
5.50%, 3/21/2033 (a)	316,000	335,968
5.98%, 3/21/2026	200,000	199,818
		2,685,814
BANKS — 20.8%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (c)	165,000	169,300
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025	1,000	995
3.92%, 9/30/2027	200,000	199,636
4.75%, 1/18/2027	500,000	507,950
4.90%, 7/16/2027 (a)	310,000	317,738
5.00%, 3/18/2026	285,000	288,668
5.09%, 12/8/2025	150,000	151,685
5.67%, 10/3/2025	250,000	253,573
Banco Bilbao Vizcaya Argentaria SA 1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	450,000	477,571
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	600,000	568,314
2.75%, 12/3/2030 (a)	250,000	220,803
3.80%, 2/23/2028	575,000	562,154
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	750,000	743,160
4.25%, 4/11/2027	300,000	298,644
4.38%, 4/12/2028	1,150,000	1,144,813
5.18%, 11/19/2025	175,000	175,397
Security Description	Principal Amount	Value
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	$200,000	$204,682
5.44%, 7/15/2031	250,000	261,795
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	200,000	206,902
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (c)	400,000	408,740
5.59%, 8/8/2028	200,000	208,326
6.35%, 3/14/2034 (a)	615,000	658,284
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (a) (c)	400,000	417,484
6.92%, 8/8/2033	600,000	663,186
6.94%, 11/7/2033	600,000	695,172
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	830,000	801,514
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	457,000	439,218
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,172,000	1,119,002
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	1,062,000	921,243
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	415,000	383,145
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	598,000	517,611
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	1,400,000	1,181,572
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	2,635,000	2,386,414
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	1,239,000	1,124,430
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (a) (c)	200,000	178,492
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	633,000	476,130
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,000,000	891,600
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	730,000	678,550
SOFR + 1.56%, 2.97%, 7/21/2052 (a) (c)	320,000	227,264
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	350,000	313,558
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	601,000	569,021
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	586,000	476,682
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	1,000,000	973,110
Series GMTN, 3.50%, 4/19/2026 (a)	250,000	247,578

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	$1,360,000	$1,343,544
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	1,935,000	1,899,144
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	425,000	418,774
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	1,700,000	1,680,688
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	4,000	3,694
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	1,005,000	993,071
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	500,000	491,085
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	155,000	141,486
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	223,000	193,700
Series L, 4.18%, 11/25/2027	350,000	349,002
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	1,140,000	1,079,500
Series MTN, 4.25%, 10/22/2026	475,000	474,449
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	600,000	544,164
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	345,000	345,480
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	519,000	478,482
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	375,000	372,851
Series L, 4.75%, 4/21/2045	200,000	192,084
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	200,000	203,470
Series MTN, 5.00%, 1/21/2044	300,000	305,196
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	2,796,000	2,819,430
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,037,000	1,066,212
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	815,000	846,214
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	800,000	820,992
SOFR + 1.65%, 5.47%, 1/23/2035 (a) (c)	814,000	856,092
Security Description	Principal Amount	Value
SOFR + 1.57%, 5.82%, 9/15/2029 (a) (c)	$1,499,000	$1,577,623
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	725,000	782,507
Series MTN, 5.88%, 2/7/2042	870,000	971,738
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	400,000	411,904
6.11%, 1/29/2037 (a)	1,727,000	1,908,231
7.75%, 5/14/2038	929,000	1,173,624
Bank of America NA:
5.53%, 8/18/2026	250,000	256,670
6.00%, 10/15/2036	105,000	116,105
Bank of Montreal:
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (a) (c)	292,000	252,694
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (c)	359,000	348,873
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (a) (c)	100,000	100,765
SOFR + 1.25%, 4.64%, 9/10/2030 (a) (c)	200,000	202,124
5.20%, 2/1/2028	25,000	25,774
5.27%, 12/11/2026 (a)	895,000	916,149
5.30%, 6/5/2026	500,000	509,415
5.37%, 6/4/2027 (a)	800,000	826,952
5.51%, 6/4/2031	500,000	526,485
5.72%, 9/25/2028 (a)	250,000	263,520
Bank of New York Mellon Corp.:
Series MTN, 2.05%, 1/26/2027	225,000	215,485
Series MTN, 2.80%, 5/4/2026	80,000	78,463
Series MTN, 3.30%, 8/23/2029	180,000	172,258
Series MTN, 3.40%, 1/29/2028	350,000	342,520
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	245,000	241,144
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (a) (c)	200,000	199,054
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (c)	200,000	196,180
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	100,000	101,186
SOFR + 1.76%, 4.60%, 7/26/2030 (c)	80,000	81,138
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	200,000	203,688
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	430,000	434,111
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	50,000	51,192
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (c)	1,000,000	1,031,610

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	$200,000	$207,022
SOFR + 1.77%, 5.61%, 7/21/2039 (c)	65,000	68,283
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	345,000	361,650
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	600,000	649,830
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (a) (c)	90,000	96,805
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	1,233,000	1,392,945
Bank of Nova Scotia:
1.05%, 3/2/2026 (a)	200,000	191,562
1.30%, 9/15/2026 (a)	470,000	445,330
1.35%, 6/24/2026 (a)	200,000	191,070
2.45%, 2/2/2032	50,000	43,576
2.95%, 3/11/2027	102,000	99,222
SOFR + 1.00%, 4.40%, 9/8/2028 (c)	300,000	301,137
4.50%, 12/16/2025	167,000	166,604
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	400,000	381,368
SOFR + 1.44%, 4.74%, 11/10/2032 (c)	200,000	200,732
4.75%, 2/2/2026	40,000	40,260
4.85%, 2/1/2030 (a)	810,000	828,735
5.35%, 12/7/2026	500,000	512,585
Series GMTN, 5.40%, 6/4/2027 (a)	125,000	128,894
Series GMTN, 5.45%, 8/1/2029	145,000	151,721
5.65%, 2/1/2034	420,000	449,673
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (c)	150,000	122,628
BankUnited, Inc.:
4.88%, 11/17/2025	200,000	198,862
5.13%, 6/11/2030 (a)	100,000	98,012
Barclays PLC:
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (c)	284,000	253,777
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (a) (c)	50,000	43,834
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	341,000	309,979
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (a) (c)	400,000	330,024
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	200,000	201,810
4.95%, 1/10/2047	316,000	306,021
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	202,240
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	$240,000	$240,694
5.20%, 5/12/2026	710,000	714,601
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	815,000	836,027
SOFR + 1.49%, 5.67%, 3/12/2028 (a) (c)	200,000	205,450
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	505,000	525,346
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (a) (c)	373,000	389,778
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	450,000	458,649
SOFR + 2.42%, 6.04%, 3/12/2055 (c)	100,000	109,180
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	800,000	861,304
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	400,000	426,884
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	300,000	310,830
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	200,000	222,476
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (c)	1,216,000	1,354,223
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (c)	310,000	318,190
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	649,000	700,939
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	921,000	1,063,377
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (a)	150,000	144,813
SOFR + 0.93%, 4.51%, 9/11/2027 (c)	185,000	185,955
SOFR + 1.34%, 4.63%, 9/11/2030 (c)	160,000	161,082
5.00%, 4/28/2028	195,000	199,670
5.24%, 6/28/2027	250,000	256,843
5.26%, 4/8/2029 (a)	700,000	726,964
5.99%, 10/3/2028	100,000	106,236
6.09%, 10/3/2033 (a)	775,000	846,509
Citibank NA:
4.84%, 8/6/2029	305,000	312,082
4.93%, 8/6/2026	250,000	253,708
5.44%, 4/30/2026	325,000	331,441
5.49%, 12/4/2026	785,000	807,632
5.80%, 9/29/2028	620,000	656,258
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	437,000	418,087
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	637,000	607,074
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	615,000	540,683

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	$1,123,000	$1,009,667
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	600,000	546,582
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	11,000	8,280
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	400,000	371,812
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	915,000	817,104
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	366,000	355,708
3.20%, 10/21/2026	1,162,000	1,137,935
3.40%, 5/1/2026	440,000	434,452
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	316,000	308,432
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	188,000	184,650
3.70%, 1/12/2026	591,000	587,135
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	768,000	719,155
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	594,000	587,983
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	1,050,000	1,028,443
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	857,000	848,473
4.13%, 7/25/2028	269,000	266,622
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (a) (c)	175,000	155,218
4.30%, 11/20/2026	411,000	410,548
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	1,913,000	1,898,978
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	500,000	500,650
4.60%, 3/9/2026	400,000	401,008
4.65%, 7/23/2048 (a)	287,000	270,882
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	500,000	503,985
4.75%, 5/18/2046	300,000	281,370
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	650,000	666,198
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	1,000,000	996,850
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	750,000	782,692
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	175,000	182,613
5.88%, 1/30/2042	600,000	658,860
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	1,265,000	1,349,919
Security Description	Principal Amount	Value
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	$1,835,000	$2,015,307
6.63%, 6/15/2032	178,000	197,172
6.68%, 9/13/2043 (a)	250,000	294,467
8.13%, 7/15/2039	285,000	378,235
Citizens Bank NA SOFR + 2.00%, 4.58%, 8/9/2028 (c)	220,000	219,809
Citizens Financial Group, Inc.:
3.25%, 4/30/2030 (a)	50,000	46,396
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (c)	107,000	106,145
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	500,000	519,335
SOFR + 2.01%, 5.84%, 1/23/2030 (a) (c)	550,000	572,137
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	290,000	318,150
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (a) (c)	590,000	565,727
Comerica, Inc.:
4.00%, 2/1/2029 (a)	375,000	362,906
SOFR + 2.16%, 5.98%, 1/30/2030 (c)	306,000	315,382
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	1,250,000	1,231,275
4.80%, 1/9/2029 (a)	108,000	110,725
5.04%, 3/5/2027	200,000	204,600
5.25%, 5/24/2041	218,000	230,260
5.50%, 10/5/2026	317,000	326,034
Deutsche Bank AG:
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	671,000	649,937
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	501,000	476,341
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	250,000	238,243
SOFR + 1.72%, 3.04%, 5/28/2032 (a) (c)	340,000	302,726
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	245,000	228,151
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	1,650,000	1,444,278
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	361,000	356,173
SOFR + 1.70%, 5.00%, 9/11/2030 (c)	150,000	150,852
SOFR + 2.05%, 5.40%, 9/11/2035 (c)	155,000	156,105
5.41%, 5/10/2029	200,000	207,756
SOFR + 1.59%, 5.71%, 2/8/2028 (c)	175,000	178,738
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	307,000	324,898

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	$150,000	$161,316
SOFR + 3.65%, 7.08%, 2/10/2034 (a) (c)	100,000	107,856
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	530,000	551,847
Discover Bank:
3.45%, 7/27/2026	625,000	612,025
4.65%, 9/13/2028	155,000	154,919
Fifth Third Bancorp:
2.55%, 5/5/2027 (a)	150,000	143,760
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	325,000	321,295
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	214,000	215,620
SOFR + 1.49%, 4.90%, 9/6/2030 (a) (c)	90,000	91,085
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	545,000	569,056
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	155,000	164,715
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	745,000	784,776
8.25%, 3/1/2038	400,000	503,820
First Horizon Bank 5.75%, 5/1/2030 (a)	115,000	116,835
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (c)	1,350,000	1,367,563
SOFR + 0.75%, 5.41%, 5/21/2027 (c)	335,000	340,440
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 1.09%, 12/9/2026 (c)	441,000	423,073
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	282,000	269,820
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	769,000	728,889
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	995,000	948,583
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	628,000	536,946
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	1,131,000	980,588
2.60%, 2/7/2030	628,000	576,240
SOFR + 1.28%, 2.62%, 4/22/2032 (a) (c)	520,000	459,243
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	110,000	105,706
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	958,000	841,344
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	625,000	474,506
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	1,013,000	911,244
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	629,000	500,439
Security Description	Principal Amount	Value
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	$500,000	$407,025
3.50%, 11/16/2026	228,000	224,564
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	522,000	513,580
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (a) (c)	327,000	321,811
3.75%, 2/25/2026	665,000	660,677
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	775,000	759,756
3.85%, 1/26/2027	450,000	445,878
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	911,000	826,086
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	1,291,000	1,283,306
4.25%, 10/21/2025	350,000	348,768
SOFR + 1.51%, 4.39%, 6/15/2027 (a) (c)	50,000	50,109
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	1,035,000	975,508
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	100,000	100,528
Series MTN, 4.80%, 7/8/2044	786,000	766,979
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	275,000	282,125
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	575,000	604,285
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	275,000	295,534
5.95%, 1/15/2027	214,000	221,743
6.25%, 2/1/2041	602,000	684,450
6.45%, 5/1/2036	400,000	449,276
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	1,300,000	1,399,996
SOFR + 1.95%, 6.56%, 10/24/2034 (a) (c)	1,600,000	1,806,032
6.75%, 10/1/2037	1,105,000	1,272,142
HSBC Bank USA NA 7.00%, 1/15/2039	200,000	237,876
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	541,000	504,894
SOFR + 1.29%, 2.21%, 8/17/2029 (a) (c)	985,000	902,890
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	200,000	175,890
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	1,025,000	906,643
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	320,000	291,322

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	$613,000	$538,937
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	850,000	828,384
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	928,000	918,126
4.30%, 3/8/2026	200,000	199,658
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	350,000	350,199
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	808,000	813,648
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	300,000	295,788
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	323,000	329,567
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	650,000	674,784
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	300,000	308,121
SOFR + 1.78%, 5.72%, 3/4/2035 (a) (c)	650,000	690,943
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	460,000	484,679
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	699,000	718,153
6.10%, 1/14/2042 (a)	861,000	987,240
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	50,000	52,625
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (c)	1,285,000	1,403,130
SOFR + 2.65%, 6.33%, 3/9/2044 (a) (c)	725,000	818,750
6.50%, 9/15/2037	400,000	438,132
SOFR + 2.98%, 6.55%, 6/20/2034 (c)	1,325,000	1,450,981
6.80%, 6/1/2038	185,000	208,906
SOFR + 3.03%, 7.34%, 11/3/2026 (c)	100,000	102,869
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	608,000	658,117
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	1,050,000	1,205,925
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	100,000	119,055
HSBC USA, Inc. 5.29%, 3/4/2027 (a)	500,000	512,485
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	305,000	247,889
2.55%, 2/4/2030 (a)	100,000	90,276
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	176,000	174,567
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	500,000	520,970
Security Description	Principal Amount	Value
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	$300,000	$317,346
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (a) (c)	245,000	245,145
5.65%, 1/10/2030	365,000	381,615
ING Groep NV:
3.95%, 3/29/2027	280,000	277,718
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	400,000	396,952
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (c)	1,000,000	970,690
4.55%, 10/2/2028	200,000	201,422
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	860,000	890,057
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	517,000	541,925
SOFR + 1.56%, 6.08%, 9/11/2027 (a) (c)	50,000	51,558
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	250,000	272,647
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 0.70%, 1.04%, 2/4/2027 (c)	2,625,000	2,509,185
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	1,764,000	1,695,680
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	153,000	144,977
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	501,000	480,178
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	850,000	731,042
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	352,000	302,294
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	904,000	836,399
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	428,000	405,860
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	668,000	607,005
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	100,000	87,956
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (a) (c)	100,000	89,173
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	1,968,000	1,823,982
2.95%, 10/1/2026	100,000	97,959
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	548,000	531,467
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	1,046,000	962,655

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	$811,000	$729,243
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	893,000	719,338
SOFR + 2.44%, 3.11%, 4/22/2051 (a) (c)	525,000	387,802
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	250,000	200,510
3.20%, 6/15/2026	100,000	98,576
SOFR + 1.58%, 3.33%, 4/22/2052 (a) (c)	739,000	570,515
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	559,000	545,802
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	600,000	589,224
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	811,000	788,876
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	1,424,000	1,408,421
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	686,000	626,819
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	628,000	536,092
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (c)	357,000	354,933
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,120,000	967,131
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	256,000	253,235
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	563,000	491,437
4.13%, 12/15/2026	300,000	299,868
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	695,000	692,331
4.25%, 10/1/2027	100,000	100,653
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (a) (c)	388,000	351,858
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (a) (c)	300,000	301,338
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	775,000	779,324
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	1,150,000	1,158,970
Security Description	Principal Amount	Value
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	$610,000	$610,006
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	120,000	122,196
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	877,000	895,891
SOFR + 0.93%, 4.98%, 7/22/2028 (a) (c)	190,000	193,659
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	400,000	411,016
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	100,000	102,562
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	489,000	497,259
SOFR + 1.46%, 5.29%, 7/22/2035 (a) (c)	165,000	172,136
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	450,000	465,534
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	250,000	261,393
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,044,000	1,092,452
5.40%, 1/6/2042 (a)	575,000	612,427
5.50%, 10/15/2040	300,000	321,048
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	305,000	314,476
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	150,000	157,478
5.60%, 7/15/2041	440,000	478,249
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	3,044,000	3,220,126
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	200,000	215,358
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	1,308,000	1,355,284
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	1,349,000	1,437,009
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	585,000	650,602
7.63%, 10/15/2026 (a)	860,000	918,084
8.00%, 4/29/2027	16,000	17,542
JPMorgan Chase Bank NA 5.11%, 12/8/2026	1,600,000	1,635,472
KeyBank NA:
3.40%, 5/20/2026	205,000	200,246
3.90%, 4/13/2029	191,000	182,359
4.90%, 8/8/2032 (a)	120,000	116,674
5.00%, 1/26/2033 (a)	495,000	490,481
5.85%, 11/15/2027 (a)	200,000	207,292
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	150,000	142,028
Series MTN, 2.55%, 10/1/2029 (a)	253,000	229,279
Series MTN, 4.15%, 10/29/2025	60,000	59,655

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (a) (c)	$180,000	$176,254
SOFR + 2.42%, 6.40%, 3/6/2035 (c)	350,000	380,331
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (c)	618,000	590,548
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	375,000	279,604
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	318,000	309,751
3.75%, 1/11/2027	100,000	98,908
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	375,000	369,304
4.34%, 1/9/2048 (a)	300,000	254,736
4.38%, 3/22/2028 (a)	110,000	109,857
4.65%, 3/24/2026	300,000	299,397
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (c)	840,000	847,232
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (a) (c)	600,000	613,368
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	640,000	673,830
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (c)	400,000	419,184
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (c)	450,000	469,201
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (a) (c)	475,000	487,654
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	400,000	467,756
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	250,000	247,820
SOFR + 2.26%, 6.08%, 3/13/2032 (c)	625,000	660,956
SOFR + 2.80%, 7.41%, 10/30/2029 (a) (c)	200,000	219,036
Manufacturers & Traders Trust Co.:
4.65%, 1/27/2026 (a)	640,000	639,341
4.70%, 1/27/2028	200,000	200,974
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	730,000	695,018
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	1,085,000	1,028,298
2.05%, 7/17/2030	100,000	87,979
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	1,000	866
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	915,000	875,243
2.76%, 9/13/2026 (a)	364,000	354,278
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	2,653,000	2,356,846
Security Description	Principal Amount	Value
3.20%, 7/18/2029	$934,000	$889,710
3.75%, 7/18/2039 (a)	85,000	76,011
3.85%, 3/1/2026	332,000	329,908
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	324,000	330,383
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (c)	400,000	412,216
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (c)	400,000	413,792
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	70,000	72,101
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (a) (c)	200,000	206,788
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (a) (c)	400,000	420,600
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (c)	30,000	31,566
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (c)	125,000	118,764
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (c)	64,000	60,916
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (c)	163,000	140,799
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	300,000	263,496
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (c)	325,000	278,307
2.84%, 9/13/2026	100,000	97,550
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	60,000	55,433
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	250,000	235,185
3.17%, 9/11/2027 (a)	85,000	82,498
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (a) (c)	200,000	198,284
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c)	400,000	414,756
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (a) (c)	339,000	351,563
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (a) (c)	200,000	211,036
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (a) (c)	700,000	728,623
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (a) (c)	165,000	174,030
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (a) (c)	516,000	550,025
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (a) (c)	420,000	447,586
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	800,000	836,440

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	$1,160,000	$1,111,419
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	2,250,000	2,139,637
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	275,000	263,213
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	550,000	465,426
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	387,000	332,979
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	705,000	676,863
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	1,356,000	1,134,877
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	359,000	313,443
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	1,589,000	1,455,794
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	466,000	416,250
Series MTN, 3.13%, 7/27/2026 (a)	1,460,000	1,434,173
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	561,000	452,368
3.59%, 7/22/2028 (c)	364,000	356,553
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	690,000	662,669
3.63%, 1/20/2027	100,000	99,049
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	368,000	361,770
Series GMTN, 3.88%, 1/27/2026	100,000	99,566
3.97%, 7/22/2038 (c)	600,000	544,770
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	1,333,000	1,330,414
4.30%, 1/27/2045	800,000	737,144
Series GMTN, 4.35%, 9/8/2026 (a)	100,000	100,224
Series MTN, 4.38%, 1/22/2047	1,000,000	922,260
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	1,215,000	1,217,794
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	950,000	911,012
5.00%, 11/24/2025	251,000	252,268
SOFR + 1.22%, 5.04%, 7/19/2030 (c)	375,000	385,249
SOFR + 1.30%, 5.05%, 1/28/2027 (c)	230,000	232,199
Security Description	Principal Amount	Value
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	$285,000	$292,057
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	960,000	986,621
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	360,000	371,070
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (a) (c)	798,000	824,350
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	400,000	402,916
SOFR + 1.56%, 5.32%, 7/19/2035 (a) (c)	500,000	519,490
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	440,000	459,268
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	200,000	207,712
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	275,000	287,529
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (a) (c)	205,000	224,299
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	155,000	160,033
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	335,000	352,420
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	325,000	348,965
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (a) (c)	775,000	813,052
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	235,000	246,576
SOFR + 1.77%, 6.14%, 10/16/2026 (c)	100,000	101,594
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	350,000	370,146
SOFR + 2.56%, 6.34%, 10/18/2033 (a) (c)	1,177,000	1,308,518
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	490,000	526,588
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	1,025,000	1,159,931
Morgan Stanley Bank NA:
4.75%, 4/21/2026	725,000	731,684
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	525,000	532,749
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	350,000	357,511
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	1,000,000	1,031,420
5.88%, 10/30/2026	875,000	906,395
National Australia Bank Ltd.:
4.90%, 6/13/2028 (a)	900,000	923,742
4.94%, 1/12/2028	79,000	80,989
4.97%, 1/12/2026	700,000	707,315
5.09%, 6/11/2027	675,000	693,603
National Bank of Canada:
5.60%, 12/18/2028	295,000	308,446

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.04%, 5.60%, 7/2/2027 (c)	$250,000	$255,088
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (c)	114,000	108,672
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (a) (c)	755,000	729,602
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	800,000	794,288
4.80%, 4/5/2026	200,000	200,996
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	520,000	525,309
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	200,000	203,036
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (c)	985,000	1,003,282
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (c)	200,000	206,372
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (a) (c)	450,000	478,678
1 yr. CMT + 1.35%, 5.85%, 3/2/2027 (c)	220,000	223,940
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (a) (c)	500,000	540,685
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	100,000	89,068
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	1,000,000	973,900
PNC Bank NA:
2.70%, 10/22/2029	469,000	430,003
4.05%, 7/26/2028 (a)	305,000	302,911
4.20%, 11/1/2025 (a)	50,000	49,796
PNC Financial Services Group, Inc.:
2.55%, 1/22/2030	986,000	904,270
2.60%, 7/23/2026 (a)	152,000	147,890
3.15%, 5/19/2027 (a)	273,000	266,183
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	215,000	211,822
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	70,000	70,279
SOFR + 1.93%, 5.07%, 1/24/2034 (a) (c)	665,000	675,487
SOFR + 0.80%, 5.10%, 7/23/2027 (c)	100,000	101,431
SOFR + 1.34%, 5.30%, 1/21/2028 (c)	75,000	76,718
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	273,000	282,124
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	180,000	187,756
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	250,000	261,230
Security Description	Principal Amount	Value
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	$900,000	$936,612
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	250,000	265,142
SOFR + 1.95%, 5.94%, 8/18/2034 (c)	333,000	358,941
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	275,000	297,036
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	176,000	183,934
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	1,212,000	1,388,285
Regions Financial Corp.:
SOFR + 2.06%, 5.50%, 9/6/2035 (c)	115,000	117,023
SOFR + 1.49%, 5.72%, 6/6/2030 (c)	500,000	518,000
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026	325,000	311,844
Series GMTN, 1.15%, 7/14/2026	100,000	95,019
1.20%, 4/27/2026	405,000	387,816
Series GMTN, 1.40%, 11/2/2026	680,000	644,633
Series GMTN, 2.30%, 11/3/2031 (a)	206,000	180,194
3.63%, 5/4/2027	378,000	374,333
Series GMTN, 4.65%, 1/27/2026	450,000	450,940
Series GMTN, 4.88%, 1/12/2026 (a)	127,000	128,295
Series GMTN, 4.88%, 1/19/2027 (a)	235,000	239,402
Series GMTN, 4.90%, 1/12/2028	75,000	76,721
Series GMTN, 4.95%, 2/1/2029 (a)	300,000	309,156
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (c)	355,000	364,290
Series GMTN, 5.00%, 2/1/2033	213,000	220,242
Series GMTN, 5.00%, 5/2/2033 (a)	200,000	206,808
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (c)	455,000	462,066
Series GMTN, 5.15%, 2/1/2034	375,000	389,854
Series GMTN, 5.20%, 8/1/2028	320,000	332,269
Series MTN, 6.00%, 11/1/2027 (a)	370,000	390,428
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	300,000	291,861

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.94%, 5.35%, 9/6/2030 (a) (c)	$250,000	$252,755
SOFR + 2.50%, 6.17%, 1/9/2030 (a) (c)	500,000	521,685
SOFR + 2.14%, 6.34%, 5/31/2035 (c)	350,000	367,202
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	180,000	188,406
SOFR + 2.70%, 6.57%, 6/12/2029 (c)	150,000	157,389
SOFR + 3.28%, 7.66%, 11/9/2031 (c)	575,000	646,582
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	323,000	307,241
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	50,000	47,606
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	24,000	21,332
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	386,000	377,516
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	250,000	252,035
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	612,000	648,555
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	200,000	204,292
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	458,000	438,636
1.40%, 9/17/2026	380,000	360,134
1.90%, 9/17/2028	1,140,000	1,039,406
2.13%, 7/8/2030 (a)	300,000	264,495
2.17%, 1/14/2027	40,000	38,198
2.22%, 9/17/2031	64,000	55,114
2.63%, 7/14/2026	100,000	97,309
2.72%, 9/27/2029	671,000	619,601
2.75%, 1/15/2030	1,712,000	1,572,780
3.78%, 3/9/2026	500,000	496,510
5.32%, 7/9/2029 (a)	200,000	208,084
5.42%, 7/9/2031	500,000	524,395
5.52%, 1/13/2028 (a)	184,000	190,718
5.56%, 7/9/2034	600,000	637,056
5.71%, 1/13/2030	620,000	656,499
5.72%, 9/14/2028 (a)	545,000	572,163
5.77%, 1/13/2033 (a)	1,212,000	1,303,106
5.78%, 7/13/2033	169,000	182,025
5.84%, 7/9/2044	90,000	96,912
5.85%, 7/13/2030	255,000	272,485
5.88%, 7/13/2026	130,000	133,527
6.18%, 7/13/2043 (a)	143,000	163,383
Synchrony Bank 5.63%, 8/23/2027	505,000	513,954
Synovus Bank 5.63%, 2/15/2028	100,000	100,522
Security Description	Principal Amount	Value
Toronto-Dominion Bank:
Series MTN, 0.75%, 1/6/2026	$100,000	$95,834
Series MTN, 1.20%, 6/3/2026	215,000	204,985
Series MTN, 2.80%, 3/10/2027	200,000	193,926
Series MTN, 3.20%, 3/10/2032	100,000	91,553
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (a) (c)	1,643,000	1,612,604
4.11%, 6/8/2027	225,000	224,969
4.46%, 6/8/2032	766,000	760,944
Series GMTN, 4.98%, 4/5/2027 (a)	300,000	306,141
Series GMTN, 4.99%, 4/5/2029 (a)	300,000	309,162
5.10%, 1/9/2026	150,000	151,677
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (a) (c)	400,000	404,708
5.26%, 12/11/2026 (a)	345,000	353,535
Series MTN, 5.52%, 7/17/2028 (a)	200,000	209,180
Series MTN, 5.53%, 7/17/2026 (a)	200,000	205,092
Truist Bank:
2.25%, 3/11/2030	300,000	264,408
3.30%, 5/15/2026	211,000	207,225
3.80%, 10/30/2026	80,000	79,106
Truist Financial Corp.:
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	375,000	357,551
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (a) (c)	202,000	184,646
Series MTN, 1.95%, 6/5/2030	236,000	206,996
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	200,000	198,588
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	250,000	252,638
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	943,000	924,621
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	500,000	511,925
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	531,000	549,686
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	515,000	542,692
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	200,000	212,700
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (c)	200,000	202,608
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	241,000	247,329
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (a) (c)	100,000	107,854

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	$462,000	$506,680
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	209,000	178,455
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	826,000	697,185
Series DMTN, 3.00%, 7/30/2029	433,000	406,708
Series X, 3.15%, 4/27/2027	25,000	24,507
Series MTN, 3.90%, 4/26/2028 (a)	100,000	99,043
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	350,000	352,600
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (c)	400,000	403,704
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	75,000	74,967
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	175,000	174,657
SOFR + 1.25%, 5.10%, 7/23/2030 (a) (c)	935,000	962,124
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	446,000	462,792
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	360,000	381,600
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	338,000	342,228
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	225,000	235,760
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	225,000	240,109
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	1,366,000	1,456,470
SOFR + 1.88%, 6.79%, 10/26/2027 (c)	300,000	315,048
UBS AG:
1.25%, 8/7/2026	370,000	351,230
5.00%, 7/9/2027	405,000	413,768
5.65%, 9/11/2028	150,000	157,380
7.50%, 2/15/2028	320,000	351,434
UBS Group AG:
4.55%, 4/17/2026	1,070,000	1,072,675
4.88%, 5/15/2045 (a)	500,000	488,285
Wachovia Corp. 5.50%, 8/1/2035	50,000	52,047
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	1,001,000	928,538
3.00%, 4/22/2026	661,000	649,327
3.00%, 10/23/2026	350,000	342,048
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,166,000	919,776
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (a) (c)	2,250,000	2,207,475
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	$1,294,000	$1,269,582
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	987,000	967,921
3.90%, 5/1/2045	548,000	468,754
Series MTN, 4.10%, 6/3/2026	300,000	298,944
Series MTN, 4.40%, 6/14/2046	702,000	613,274
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	591,000	591,881
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	480,000	444,686
Series MTN, 4.65%, 11/4/2044	400,000	365,300
Series MTN, 4.75%, 12/7/2046	148,000	135,626
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	257,000	259,966
Series GMTN, 4.90%, 11/17/2045	778,000	730,052
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	667,000	674,737
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,140,000	1,118,294
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	480,000	494,837
5.38%, 11/2/2043	1,783,000	1,792,182
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	916,000	950,213
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	813,000	852,414
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	1,166,000	1,223,239
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	1,000,000	1,040,300
5.61%, 1/15/2044	565,000	581,973
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	1,025,000	1,058,599
SOFR + 1.79%, 6.30%, 10/23/2029 (a) (c)	828,000	885,389
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	1,030,000	1,151,406
Wells Fargo Bank NA:
4.81%, 1/15/2026	400,000	403,004
5.45%, 8/7/2026	500,000	511,960
5.85%, 2/1/2037	250,000	269,692
6.60%, 1/15/2038	1,000,000	1,155,330
Westpac Banking Corp.:
1.15%, 6/3/2026	300,000	285,963
1.95%, 11/20/2028	497,000	457,424
2.15%, 6/3/2031 (a)	646,000	567,065
2.65%, 1/16/2030	150,000	139,403

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	$945,000	$824,333
2.70%, 8/19/2026	100,000	97,741
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (a) (c)	770,000	668,545
3.13%, 11/18/2041 (a)	314,000	240,216
3.35%, 3/8/2027	545,000	537,419
3.40%, 1/25/2028	203,000	198,926
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (a) (c)	300,000	289,971
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (c)	250,000	248,203
5.05%, 4/16/2029	749,000	778,189
5.20%, 4/16/2026	200,000	203,636
5.46%, 11/18/2027	300,000	312,348
6.82%, 11/17/2033 (a)	147,000	166,303
Wintrust Financial Corp. 4.85%, 6/6/2029	50,000	47,852
Zions Bancorp NA 3.25%, 10/29/2029	300,000	267,705
		349,939,490
BEVERAGES — 1.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	100,000	100,362
4.90%, 2/1/2046	2,124,000	2,091,142
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	332,000	317,960
4.70%, 2/1/2036	250,000	251,050
4.90%, 2/1/2046	859,000	844,071
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	636,000	617,181
4.00%, 4/13/2028 (a)	200,000	200,430
4.35%, 6/1/2040	1,000,000	944,490
4.44%, 10/6/2048	641,000	593,399
4.75%, 1/23/2029	200,000	205,266
4.75%, 4/15/2058	100,000	96,052
4.95%, 1/15/2042	349,000	348,853
5.00%, 6/15/2034	500,000	520,935
5.45%, 1/23/2039	200,000	213,892
5.55%, 1/23/2049	1,140,000	1,229,011
5.80%, 1/23/2059 (a)	871,000	981,678
8.00%, 11/15/2039	237,000	313,534
8.20%, 1/15/2039	393,000	528,557
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	235,000	240,377
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	236,000	215,444
1.38%, 3/15/2031 (a)	221,000	187,368
1.45%, 6/1/2027	158,000	149,056
1.65%, 6/1/2030	315,000	277,313
Security Description	Principal Amount	Value
2.00%, 3/5/2031 (a)	$500,000	$441,865
2.13%, 9/6/2029 (a)	225,000	207,461
2.25%, 1/5/2032 (a)	200,000	177,822
2.50%, 6/1/2040	250,000	189,093
2.60%, 6/1/2050 (a)	296,000	200,087
2.75%, 6/1/2060	100,000	65,595
2.88%, 5/5/2041	160,000	126,406
2.90%, 5/25/2027	50,000	48,872
3.00%, 3/5/2051	300,000	219,810
3.38%, 3/25/2027	250,000	247,773
3.45%, 3/25/2030 (a)	300,000	292,434
4.65%, 8/14/2034	200,000	204,624
5.00%, 5/13/2034	400,000	421,360
5.20%, 1/14/2055	300,000	314,646
5.30%, 5/13/2054	200,000	213,026
5.40%, 5/13/2064	638,000	680,344
Coca-Cola Consolidated, Inc.:
3.80%, 11/25/2025 (a)	100,000	99,295
5.25%, 6/1/2029	75,000	78,047
5.45%, 6/1/2034	75,000	79,041
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030	300,000	277,929
Constellation Brands, Inc.:
2.25%, 8/1/2031	518,000	447,526
3.60%, 2/15/2028 (a)	50,000	48,861
3.70%, 12/6/2026	379,000	375,157
4.10%, 2/15/2048 (a)	200,000	168,942
4.35%, 5/9/2027 (a)	90,000	90,240
4.40%, 11/15/2025 (a)	138,000	137,815
4.75%, 12/1/2025	148,000	148,555
4.75%, 5/9/2032 (a)	250,000	251,840
4.80%, 1/15/2029	335,000	340,950
4.90%, 5/1/2033	400,000	404,036
Diageo Capital PLC:
2.00%, 4/29/2030	153,000	136,386
2.38%, 10/24/2029	250,000	230,010
3.88%, 4/29/2043	119,000	104,198
5.20%, 10/24/2025	85,000	85,911
5.38%, 10/5/2026	350,000	358,547
5.50%, 1/24/2033	450,000	479,106
5.63%, 10/5/2033	350,000	377,135
5.88%, 9/30/2036	250,000	276,935
Keurig Dr. Pepper, Inc.:
2.55%, 9/15/2026 (a)	50,000	48,510
3.40%, 11/15/2025	106,000	104,863
3.80%, 5/1/2050	130,000	105,157
4.05%, 4/15/2032 (a)	65,000	63,370
4.42%, 12/15/2046	480,000	431,314
4.50%, 4/15/2052 (a)	281,000	254,336
4.60%, 5/25/2028	140,000	141,758
5.05%, 3/15/2029	210,000	216,632
5.10%, 3/15/2027 (a)	100,000	102,268
Series 10, 5.20%, 3/15/2031	1,000,000	1,043,880
5.30%, 3/15/2034	250,000	261,712

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Molson Coors Beverage Co.:
3.00%, 7/15/2026 (a)	$324,000	$318,155
4.20%, 7/15/2046	553,000	478,091
5.00%, 5/1/2042 (a)	247,000	241,717
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	250,000	254,987
4.65%, 2/16/2027	425,000	431,974
4.70%, 2/16/2034	100,000	102,090
PepsiCo, Inc.:
1.63%, 5/1/2030	200,000	175,924
1.95%, 10/21/2031	250,000	217,058
2.63%, 3/19/2027	203,000	197,058
2.63%, 7/29/2029	60,000	56,654
2.75%, 3/19/2030	552,000	516,655
2.85%, 2/24/2026	150,000	147,849
2.88%, 10/15/2049	200,000	142,838
3.38%, 7/29/2049	210,000	163,676
3.45%, 10/6/2046	2,712,000	2,190,103
3.60%, 2/18/2028 (a)	250,000	248,142
3.60%, 8/13/2042	100,000	85,055
3.63%, 3/19/2050	50,000	40,933
4.20%, 7/18/2052	100,000	89,834
4.50%, 7/17/2029	100,000	102,857
4.55%, 2/13/2026 (a)	80,000	80,650
5.13%, 11/10/2026 (a)	300,000	307,725
5.25%, 11/10/2025	200,000	202,814
7.00%, 3/1/2029 (a)	200,000	224,762
		30,306,502
BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
1.65%, 8/15/2028	190,000	172,959
2.20%, 2/21/2027	100,000	95,730
2.30%, 2/25/2031 (a)	200,000	177,058
2.45%, 2/21/2030	275,000	251,163
2.60%, 8/19/2026	583,000	567,043
2.77%, 9/1/2053	91,000	59,110
3.00%, 2/22/2029	182,000	173,815
3.15%, 2/21/2040	273,000	217,726
3.35%, 2/22/2032	231,000	215,049
4.05%, 8/18/2029	195,000	193,364
4.20%, 3/1/2033	100,000	97,104
4.20%, 2/22/2052	209,000	177,679
4.40%, 5/1/2045	388,000	348,300
4.66%, 6/15/2051 (a)	489,000	447,117
4.88%, 3/1/2053	600,000	564,342
5.15%, 3/2/2028	175,000	180,269
5.15%, 11/15/2041	128,000	128,134
5.25%, 3/2/2030	640,000	667,418
5.25%, 3/2/2033	1,186,000	1,234,484
5.51%, 3/2/2026	85,000	85,003
5.60%, 3/2/2043	298,000	312,334
5.65%, 3/2/2053	2,148,000	2,260,362
5.75%, 3/2/2063	1,258,000	1,326,599
6.38%, 6/1/2037	240,000	271,685
Security Description	Principal Amount	Value
6.40%, 2/1/2039	$1,150,000	$1,295,762
Biogen, Inc.:
2.25%, 5/1/2030 (a)	691,000	616,994
3.15%, 5/1/2050 (a)	591,000	408,345
5.20%, 9/15/2045	276,000	268,253
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	150,000	146,203
3.70%, 3/15/2032	314,000	290,918
Gilead Sciences, Inc.:
1.65%, 10/1/2030 (a)	200,000	172,662
2.60%, 10/1/2040	250,000	187,047
2.80%, 10/1/2050 (a)	100,000	67,968
3.65%, 3/1/2026	1,473,000	1,461,260
4.50%, 2/1/2045	364,000	336,853
4.75%, 3/1/2046	950,000	909,159
4.80%, 4/1/2044	257,000	248,347
5.25%, 10/15/2033	400,000	421,816
5.55%, 10/15/2053 (a)	445,000	477,440
5.65%, 12/1/2041	365,000	391,671
Illumina, Inc.:
2.55%, 3/23/2031 (a)	40,000	34,788
4.65%, 9/9/2026	100,000	100,622
5.75%, 12/13/2027	148,000	153,725
5.80%, 12/12/2025	226,000	228,927
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	641,000	553,606
Royalty Pharma PLC:
2.15%, 9/2/2031 (a)	112,000	95,403
2.20%, 9/2/2030	560,000	490,386
3.30%, 9/2/2040	269,000	208,451
3.55%, 9/2/2050 (a)	476,000	344,962
5.15%, 9/2/2029	195,000	199,965
5.40%, 9/2/2034	250,000	256,407
5.90%, 9/2/2054	210,000	217,218
		20,809,005
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	100,000	97,313
2.70%, 5/15/2040	100,000	76,684
2.80%, 5/15/2050 (a)	200,000	138,288
4.60%, 2/8/2029	250,000	256,112
4.75%, 2/8/2031 (a)	250,000	258,660
4.80%, 3/3/2033 (a)	180,000	186,016
4.85%, 2/8/2034	250,000	257,762
Albemarle Corp.:
4.65%, 6/1/2027 (a)	100,000	100,484
5.05%, 6/1/2032 (a)	145,000	145,129
5.45%, 12/1/2044 (a)	100,000	94,816
5.65%, 6/1/2052 (a)	300,000	280,425
Cabot Corp. 5.00%, 6/30/2032	86,000	87,162
Celanese U.S. Holdings LLC:
6.17%, 7/15/2027 (a)	310,000	321,349
6.38%, 7/15/2032 (a)	447,000	478,160

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.55%, 11/15/2030	$125,000	$134,813
6.70%, 11/15/2033 (a)	1,150,000	1,257,778
CF Industries, Inc.:
4.95%, 6/1/2043	439,000	413,121
5.38%, 3/15/2044	335,000	329,335
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	156,000	138,625
4.38%, 11/15/2042	762,000	672,716
4.63%, 10/1/2044	136,000	123,069
5.15%, 2/15/2034 (a)	250,000	256,720
5.25%, 11/15/2041	210,000	208,097
5.55%, 11/30/2048	215,000	217,094
5.60%, 2/15/2054	210,000	216,733
6.30%, 3/15/2033 (a)	60,000	66,238
6.90%, 5/15/2053 (a)	267,000	319,369
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	100,000	99,792
5.32%, 11/15/2038	186,000	202,731
5.42%, 11/15/2048 (a)	352,000	389,252
Eastman Chemical Co.:
4.65%, 10/15/2044	570,000	516,836
4.80%, 9/1/2042 (a)	400,000	372,036
5.00%, 8/1/2029	65,000	66,470
5.63%, 2/20/2034	200,000	208,680
Ecolab, Inc.:
1.30%, 1/30/2031 (a)	36,000	30,227
1.65%, 2/1/2027	273,000	259,544
2.70%, 11/1/2026 (a)	50,000	48,730
2.70%, 12/15/2051	100,000	67,186
2.75%, 8/18/2055	150,000	99,741
3.95%, 12/1/2047	750,000	652,102
5.25%, 1/15/2028	222,000	230,960
EIDP, Inc.:
4.50%, 5/15/2026	180,000	181,136
4.80%, 5/15/2033 (a)	200,000	202,930
FMC Corp.:
3.20%, 10/1/2026	150,000	146,423
3.45%, 10/1/2029	200,000	187,568
5.15%, 5/18/2026	125,000	126,230
5.65%, 5/18/2033 (a)	100,000	103,379
6.38%, 5/18/2053	150,000	160,665
Huntsman International LLC:
2.95%, 6/15/2031	861,000	744,205
4.50%, 5/1/2029	150,000	147,356
5.70%, 10/15/2034	105,000	104,140
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	120,000	100,752
5.00%, 9/26/2048	240,000	220,781
Linde, Inc.:
1.10%, 8/10/2030 (a)	150,000	127,737
2.00%, 8/10/2050	200,000	117,202
4.70%, 12/5/2025	89,000	89,652
LYB International Finance BV 5.25%, 7/15/2043	224,000	218,210
Security Description	Principal Amount	Value
LYB International Finance II BV 3.50%, 3/2/2027 (a)	$75,000	$73,541
LYB International Finance III LLC:
1.25%, 10/1/2025	690,000	666,837
3.38%, 10/1/2040	82,000	64,769
3.63%, 4/1/2051 (a)	176,000	130,979
3.80%, 10/1/2060	235,000	173,080
4.20%, 10/15/2049 (a)	200,000	164,024
4.20%, 5/1/2050	435,000	356,678
5.50%, 3/1/2034	250,000	260,257
5.63%, 5/15/2033	50,000	53,204
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	204,000	177,525
Mosaic Co.:
4.05%, 11/15/2027	50,000	49,503
4.88%, 11/15/2041	485,000	450,410
5.38%, 11/15/2028	500,000	518,115
5.45%, 11/15/2033 (a)	87,000	89,902
Nutrien Ltd.:
2.95%, 5/13/2030	519,000	482,727
4.00%, 12/15/2026	50,000	49,647
4.20%, 4/1/2029	100,000	99,664
4.90%, 3/27/2028 (a)	95,000	96,921
5.00%, 4/1/2049	150,000	141,959
5.20%, 6/21/2027 (a)	300,000	307,629
5.40%, 6/21/2034 (a)	250,000	258,797
5.63%, 12/1/2040	120,000	122,896
5.80%, 3/27/2053	125,000	132,355
5.95%, 11/7/2025	50,000	50,784
PPG Industries, Inc.:
1.20%, 3/15/2026	50,000	47,793
3.75%, 3/15/2028	100,000	98,445
Rohm & Haas Co. 7.85%, 7/15/2029	500,000	568,490
RPM International, Inc.:
3.75%, 3/15/2027	102,000	100,540
4.55%, 3/1/2029	100,000	100,208
Sherwin-Williams Co.:
2.30%, 5/15/2030	150,000	135,048
2.90%, 3/15/2052	50,000	33,582
2.95%, 8/15/2029	425,000	399,712
3.30%, 5/15/2050	100,000	73,433
3.45%, 6/1/2027	242,000	238,053
4.50%, 6/1/2047 (a)	95,000	86,721
4.55%, 3/1/2028 (a)	250,000	253,078
4.80%, 9/1/2031	105,000	107,070
Westlake Corp.:
3.13%, 8/15/2051 (a)	190,000	128,476
3.38%, 8/15/2061	196,000	128,999
5.00%, 8/15/2046 (a)	91,000	86,091
		20,912,663

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	$618,000	$529,675
1.70%, 5/15/2028 (a)	100,000	92,850
Block Financial LLC:
2.50%, 7/15/2028 (a)	259,000	240,484
5.25%, 10/1/2025	100,000	100,189
California Institute of Technology:
3.65%, 9/1/2119	150,000	107,433
4.70%, 11/1/2111	153,000	141,323
Cintas Corp. No. 2:
3.70%, 4/1/2027	375,000	372,480
4.00%, 5/1/2032	10,000	9,791
Claremont Mckenna College 3.78%, 1/1/2122	350,000	254,058
Cornell University 4.84%, 6/15/2034	100,000	103,351
Duke University Series 2020, 2.68%, 10/1/2044	87,000	66,467
Emory University Series 2020, 2.14%, 9/1/2030 (a)	100,000	90,002
Equifax, Inc.:
2.35%, 9/15/2031	300,000	260,490
2.60%, 12/15/2025	376,000	367,811
4.80%, 9/15/2029	200,000	202,278
5.10%, 6/1/2028	400,000	409,564
Ford Foundation Series 2020, 2.82%, 6/1/2070 (a)	130,000	82,961
George Washington University Series 2015, 4.87%, 9/15/2045	55,000	54,680
Georgetown University Series A, 5.22%, 10/1/2118	133,000	131,203
Global Payments, Inc.:
1.20%, 3/1/2026	250,000	239,007
2.90%, 11/15/2031 (a)	56,000	49,316
3.20%, 8/15/2029	386,000	361,539
4.15%, 8/15/2049 (a)	250,000	201,527
5.30%, 8/15/2029 (a)	325,000	334,275
5.40%, 8/15/2032	860,000	883,272
5.95%, 8/15/2052 (a)	275,000	283,264
GXO Logistics, Inc.:
1.65%, 7/15/2026	259,000	246,348
2.65%, 7/15/2031 (a)	407,000	346,866
6.50%, 5/6/2034	205,000	218,157
Johns Hopkins University:
Series A, 2.81%, 1/1/2060	60,000	40,282
Series A, 4.71%, 7/1/2032	215,000	220,891
Leland Stanford Junior University:
1.29%, 6/1/2027 (a)	172,000	160,872
Security Description	Principal Amount	Value
2.41%, 6/1/2050	$150,000	$99,485
Massachusetts Institute of Technology:
3.89%, 7/1/2116 (a)	175,000	138,443
3.96%, 7/1/2038	250,000	241,325
4.68%, 7/1/2114 (a)	205,000	195,552
5.60%, 7/1/2111	200,000	224,382
Moody's Corp.:
2.00%, 8/19/2031 (a)	805,000	693,878
2.75%, 8/19/2041	52,000	38,528
4.25%, 2/1/2029 (a)	100,000	100,466
5.00%, 8/5/2034	285,000	291,709
PayPal Holdings, Inc.:
2.30%, 6/1/2030	650,000	588,861
2.65%, 10/1/2026 (a)	281,000	273,801
2.85%, 10/1/2029	385,000	362,104
4.40%, 6/1/2032 (a)	300,000	300,864
5.15%, 6/1/2034	100,000	104,302
5.25%, 6/1/2062	100,000	100,966
5.50%, 6/1/2054 (a)	250,000	262,975
President & Fellows of Harvard College:
2.52%, 10/15/2050 (a)	75,000	50,855
3.30%, 7/15/2056	90,000	69,764
3.75%, 11/15/2052	250,000	213,990
4.61%, 2/15/2035 (a)	225,000	230,638
Quanta Services, Inc.:
2.90%, 10/1/2030 (a)	203,000	186,823
4.75%, 8/9/2027	185,000	186,967
5.25%, 8/9/2034	175,000	178,825
RELX Capital, Inc. 3.00%, 5/22/2030	100,000	93,590
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	105,000	70,354
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	200,000	170,516
2.45%, 3/1/2027	200,000	192,848
2.50%, 12/1/2029 (a)	217,000	200,408
2.70%, 3/1/2029	100,000	94,369
2.90%, 3/1/2032	400,000	363,804
2.95%, 1/22/2027 (a)	100,000	97,586
3.25%, 12/1/2049	300,000	227,529
3.70%, 3/1/2052	468,000	381,958
3.90%, 3/1/2062	140,000	113,870
4.25%, 5/1/2029 (a)	128,000	128,655
5.25%, 9/15/2033	65,000	68,915
Thomas Jefferson University 3.85%, 11/1/2057	150,000	116,141
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032 (a)	300,000	259,599
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	116,000	83,873

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.67%, 9/1/2112	$50,000	$46,911
UL Solutions, Inc. 6.50%, 10/20/2028 (b)	60,000	64,189
University of Chicago:
Series C, 2.55%, 4/1/2050	75,000	53,441
Series 20B, 2.76%, 4/1/2045	50,000	40,308
University of Miami Series 2022, 4.06%, 4/1/2052	135,000	116,905
University of Southern California:
2.81%, 10/1/2050	48,000	33,865
3.03%, 10/1/2039	150,000	127,698
5.25%, 10/1/2111 (a)	150,000	158,568
Verisk Analytics, Inc.:
5.25%, 6/5/2034	180,000	185,855
5.75%, 4/1/2033	195,000	209,884
Washington University 4.35%, 4/15/2122	115,000	99,151
Yale University Series 2020, 1.48%, 4/15/2030	20,000	17,497
		16,156,496
COMPUTERS — 1.7%
Amdocs Ltd. 2.54%, 6/15/2030	300,000	267,645
Apple, Inc.:
0.70%, 2/8/2026	500,000	479,460
1.20%, 2/8/2028 (a)	150,000	138,143
1.25%, 8/20/2030 (a)	250,000	216,277
1.65%, 5/11/2030	706,000	626,031
1.65%, 2/8/2031	200,000	174,866
2.05%, 9/11/2026	850,000	822,536
2.20%, 9/11/2029 (a)	704,000	652,418
2.40%, 8/20/2050 (a)	514,000	340,304
2.45%, 8/4/2026	1,358,000	1,325,557
2.65%, 5/11/2050	800,000	553,648
2.65%, 2/8/2051	715,000	490,940
2.70%, 8/5/2051	431,000	297,705
2.80%, 2/8/2061	490,000	327,467
2.90%, 9/12/2027	250,000	244,377
2.95%, 9/11/2049	260,000	192,195
3.00%, 11/13/2027	200,000	195,936
3.20%, 5/11/2027	303,000	298,919
3.25%, 2/23/2026	811,000	803,693
3.25%, 8/8/2029 (a)	100,000	97,552
3.35%, 2/9/2027	591,000	585,586
3.45%, 2/9/2045	179,000	149,905
3.75%, 9/12/2047	50,000	43,077
3.75%, 11/13/2047	418,000	360,663
3.85%, 5/4/2043	651,000	585,770
3.85%, 8/4/2046	1,039,000	914,569
3.95%, 8/8/2052 (a)	819,000	720,106
4.10%, 8/8/2062 (a)	233,000	206,403
Security Description	Principal Amount	Value
4.25%, 2/9/2047 (a)	$200,000	$188,082
4.38%, 5/13/2045	1,065,000	1,022,826
4.65%, 2/23/2046	1,216,000	1,207,062
CGI, Inc. 2.30%, 9/14/2031	150,000	128,601
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	400,000	404,332
5.75%, 2/1/2033 (a)	150,000	160,958
6.02%, 6/15/2026	427,000	437,393
6.20%, 7/15/2030	708,000	769,667
8.10%, 7/15/2036	204,000	253,729
8.35%, 7/15/2046	132,000	178,546
Dell, Inc. 6.50%, 4/15/2038	75,000	82,625
DXC Technology Co. 2.38%, 9/15/2028 (a)	662,000	599,746
Fortinet, Inc.:
1.00%, 3/15/2026	45,000	42,926
2.20%, 3/15/2031	50,000	43,436
Hewlett Packard Enterprise Co.:
4.90%, 10/15/2025	592,000	592,456
6.10%, 4/1/2026	50,000	50,000
6.20%, 10/15/2035	369,000	402,258
6.35%, 10/15/2045 (a)	500,000	547,970
HP, Inc.:
2.65%, 6/17/2031 (a)	384,000	339,425
3.40%, 6/17/2030	1,000	947
4.00%, 4/15/2029 (a)	300,000	295,182
5.50%, 1/15/2033 (a)	270,000	283,873
6.00%, 9/15/2041 (a)	951,000	1,022,677
International Business Machines Corp.:
1.70%, 5/15/2027	218,000	205,223
1.95%, 5/15/2030	575,000	508,766
2.20%, 2/9/2027	294,000	281,655
2.95%, 5/15/2050 (a)	1,000,000	691,520
3.30%, 5/15/2026	151,000	149,046
3.30%, 1/27/2027	350,000	344,445
3.43%, 2/9/2052	264,000	197,290
3.45%, 2/19/2026	500,000	495,060
3.50%, 5/15/2029	197,000	191,334
4.15%, 7/27/2027	200,000	200,794
4.15%, 5/15/2039	390,000	358,753
4.25%, 5/15/2049	370,000	324,279
4.40%, 7/27/2032	985,000	983,857
4.75%, 2/6/2033 (a)	220,000	225,515
5.10%, 2/6/2053 (a)	265,000	267,189
5.88%, 11/29/2032 (a)	198,000	217,396
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	25,000	23,771
2.70%, 10/15/2028	235,000	217,293
3.15%, 10/15/2031	230,000	202,241
4.10%, 10/15/2041	465,000	374,981

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Leidos, Inc.:
4.38%, 5/15/2030	$64,000	$62,960
5.75%, 3/15/2033	244,000	256,812
NetApp, Inc. 2.70%, 6/22/2030	212,000	192,521
Western Digital Corp.:
2.85%, 2/1/2029	300,000	273,195
3.10%, 2/1/2032	345,000	297,221
		28,709,582
CONSTRUCTION MATERIALS — 0.4%
Carrier Global Corp.:
2.49%, 2/15/2027	255,000	246,378
2.70%, 2/15/2031 (a)	100,000	90,283
2.72%, 2/15/2030	400,000	369,480
3.38%, 4/5/2040	644,000	532,131
3.58%, 4/5/2050	70,000	55,238
5.90%, 3/15/2034	265,000	289,141
6.20%, 3/15/2054	150,000	173,338
CRH America Finance, Inc. 5.40%, 5/21/2034 (a)	250,000	260,517
CRH SMW Finance DAC 5.20%, 5/21/2029	350,000	362,082
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	224,000	211,572
4.50%, 3/25/2052	70,000	59,097
5.88%, 6/1/2033	265,000	284,268
Johnson Controls International PLC:
3.90%, 2/14/2026	100,000	99,290
4.50%, 2/15/2047	235,000	210,370
4.95%, 7/2/2064 (d)	120,000	112,156
6.00%, 1/15/2036	61,000	66,724
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.50%, 4/19/2029	500,000	523,575
Lafarge SA 7.13%, 7/15/2036	83,000	96,628
Lennox International, Inc. 5.50%, 9/15/2028	100,000	104,119
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031 (a)	200,000	174,822
Series CB, 2.50%, 3/15/2030 (a)	50,000	45,588
3.50%, 12/15/2027	25,000	24,503
4.25%, 12/15/2047	431,000	372,393
Masco Corp.:
1.50%, 2/15/2028	40,000	36,428
2.00%, 10/1/2030 (a)	100,000	87,177
4.50%, 5/15/2047 (a)	320,000	282,345
Mohawk Industries, Inc.:
3.63%, 5/15/2030 (a)	135,000	129,630
5.85%, 9/18/2028	83,000	87,511
Security Description	Principal Amount	Value
Owens Corning:
3.40%, 8/15/2026	$175,000	$172,258
3.95%, 8/15/2029 (a)	200,000	195,586
4.30%, 7/15/2047 (a)	200,000	169,508
4.40%, 1/30/2048	110,000	93,563
5.50%, 6/15/2027 (a)	70,000	72,296
5.70%, 6/15/2034	110,000	116,784
5.95%, 6/15/2054 (a)	115,000	122,063
Trane Technologies Financing Ltd.:
5.10%, 6/13/2034	400,000	416,592
5.25%, 3/3/2033	175,000	183,911
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	300,000	324,012
Vulcan Materials Co. 3.50%, 6/1/2030	201,000	192,307
		7,445,664
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	630,000	651,962
5.05%, 3/22/2028 (a)	460,000	476,026
5.05%, 3/22/2053	300,000	307,731
5.10%, 3/22/2043	76,000	78,560
5.35%, 3/22/2026	150,000	152,852
Unilever Capital Corp.:
4.88%, 9/8/2028	150,000	154,552
5.00%, 12/8/2033	100,000	105,144
		1,926,827
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 5.75%, 6/15/2028 (a)	225,000	233,480
WW Grainger, Inc.:
3.75%, 5/15/2046	400,000	333,936
4.45%, 9/15/2034	145,000	144,754
		712,170
DIVERSIFIED FINANCIAL SERVICES — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	245,000	236,119
2.45%, 10/29/2026	283,000	271,864
3.00%, 10/29/2028	600,000	566,772
3.30%, 1/30/2032	1,000,000	901,240
3.40%, 10/29/2033	1,255,000	1,112,457
3.65%, 7/21/2027 (a)	125,000	122,599
3.85%, 10/29/2041	500,000	419,535
3.88%, 1/23/2028 (a)	158,000	155,352
4.63%, 10/15/2027	375,000	377,171
4.63%, 9/10/2029	400,000	400,348
4.95%, 9/10/2034	265,000	263,701
5.10%, 1/19/2029	268,000	274,352
5.30%, 1/19/2034	250,000	255,817
5.75%, 6/6/2028 (a)	150,000	156,366

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.10%, 1/15/2027	$220,000	$227,977
6.15%, 9/30/2030 (a)	300,000	322,941
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	100,000	92,836
5.50%, 8/20/2034	200,000	202,410
Air Lease Corp.:
Series MTN, 2.88%, 1/15/2026	450,000	440,721
Series MTN, 2.88%, 1/15/2032 (a)	200,000	176,158
Series MTN, 3.00%, 2/1/2030	275,000	253,424
3.13%, 12/1/2030 (a)	274,000	250,625
3.25%, 10/1/2029 (a)	117,000	109,972
4.63%, 10/1/2028 (a)	100,000	100,375
5.10%, 3/1/2029 (a)	600,000	614,100
Series MTN, 5.20%, 7/15/2031 (a)	250,000	255,670
Series MTN, 5.30%, 6/25/2026	200,000	203,344
5.85%, 12/15/2027	200,000	208,628
Aircastle Ltd. 4.25%, 6/15/2026 (a)	30,000	29,780
Ally Financial, Inc.:
4.75%, 6/9/2027 (a)	314,000	313,702
SOFR + 2.29%, 6.18%, 7/26/2035 (c)	650,000	665,210
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	701,000	740,347
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	525,000	554,983
7.10%, 11/15/2027	175,000	185,507
8.00%, 11/1/2031	445,000	503,793
American Express Co.:
1.65%, 11/4/2026	199,000	189,231
2.55%, 3/4/2027 (a)	668,000	644,787
3.13%, 5/20/2026	103,000	101,311
4.90%, 2/13/2026	120,000	121,027
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	405,000	409,427
SOFR + 0.93%, 5.04%, 7/26/2028 (a) (c)	320,000	327,062
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	80,000	81,534
SOFR + 1.28%, 5.28%, 7/27/2029 (a) (c)	150,000	155,331
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	390,000	406,115
SOFR + 0.97%, 5.39%, 7/28/2027 (c)	836,000	852,720
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	250,000	261,995
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	310,000	324,213
SOFR + 0.75%, 5.65%, 4/23/2027 (c)	250,000	254,927
Security Description	Principal Amount	Value
5.85%, 11/5/2027 (a)	$300,000	$315,084
SOFR + 1.63%, 5.92%, 4/25/2035 (c)	525,000	560,527
SOFR + 1.33%, 6.34%, 10/30/2026 (c)	375,000	382,481
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	1,236,000	1,365,817
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	200,000	201,702
5.15%, 5/15/2033	60,000	62,494
5.70%, 12/15/2028	150,000	158,808
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	100,000	92,442
Apollo Global Management, Inc.:
5.80%, 5/21/2054	165,000	175,799
6.38%, 11/15/2033	135,000	150,308
BGC Group, Inc.:
6.60%, 6/10/2029	305,000	315,504
8.00%, 5/25/2028	145,000	156,110
BlackRock Funding, Inc.:
4.60%, 7/26/2027	115,000	117,617
4.70%, 3/14/2029 (a)	115,000	118,248
4.90%, 1/8/2035	90,000	92,842
5.00%, 3/14/2034	145,000	151,083
5.25%, 3/14/2054	509,000	526,896
5.35%, 1/8/2055	75,000	78,829
BlackRock, Inc.:
1.90%, 1/28/2031	316,000	275,862
2.10%, 2/25/2032 (a)	742,000	640,873
3.25%, 4/30/2029 (a)	651,000	631,887
4.75%, 5/25/2033	135,000	138,897
Blue Owl Finance LLC 6.25%, 4/18/2034 (b)	155,000	162,293
Brookfield Capital Finance LLC 6.09%, 6/14/2033	309,000	334,075
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032 (a)	275,000	235,279
Brookfield Finance, Inc.:
2.72%, 4/15/2031	350,000	313,876
3.63%, 2/15/2052	100,000	75,263
3.90%, 1/25/2028	200,000	197,260
4.35%, 4/15/2030	425,000	421,311
4.85%, 3/29/2029	86,000	87,587
5.68%, 1/15/2035	250,000	262,175
5.97%, 3/4/2054	375,000	407,280
6.35%, 1/5/2034	235,000	258,615
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	26,000	24,704
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	1,318,000	1,078,770
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	683,000	642,116

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 7/28/2026	$700,000	$690,403
3.75%, 3/9/2027	360,000	355,432
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	487,000	492,678
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	300,000	307,869
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	100,000	102,538
SOFR + 1.91%, 5.70%, 2/1/2030 (a) (c)	249,000	258,034
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	100,000	104,088
SOFR + 1.99%, 5.88%, 7/26/2035 (c)	200,000	209,290
SOFR + 2.26%, 6.05%, 2/1/2035 (a) (c)	220,000	232,962
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	165,000	173,715
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	815,000	880,624
SOFR + 2.44%, 7.15%, 10/29/2027 (c)	240,000	252,953
SOFR + 3.07%, 7.62%, 10/30/2031 (c)	630,000	716,310
Charles Schwab Corp.:
0.90%, 3/11/2026	165,000	157,210
1.15%, 5/13/2026	151,000	144,016
2.30%, 5/13/2031 (a)	200,000	176,632
2.45%, 3/3/2027 (a)	302,000	290,011
2.90%, 3/3/2032 (a)	400,000	359,184
3.20%, 3/2/2027	664,000	648,974
3.20%, 1/25/2028	26,000	25,244
3.25%, 5/22/2029	100,000	96,110
3.30%, 4/1/2027	350,000	342,905
3.45%, 2/13/2026 (a)	140,000	138,429
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	265,000	276,747
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	543,000	581,439
5.88%, 8/24/2026	135,000	138,933
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	400,000	437,324
SOFR + 1.88%, 6.20%, 11/17/2029 (a) (c)	754,000	805,332
CI Financial Corp. 3.20%, 12/17/2030	200,000	169,530
CME Group, Inc.:
2.65%, 3/15/2032	141,000	127,443
4.15%, 6/15/2048	200,000	180,656
5.30%, 9/15/2043 (a)	276,000	296,399
Credit Suisse USA LLC 7.13%, 7/15/2032	805,000	929,308
Discover Financial Services:
6.70%, 11/29/2032	400,000	439,456
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	550,000	645,887
Security Description	Principal Amount	Value
Eaton Vance Corp. 3.50%, 4/6/2027 (a)	$100,000	$98,399
Enact Holdings, Inc. 6.25%, 5/28/2029	250,000	259,780
Franklin Resources, Inc. 2.95%, 8/12/2051	100,000	67,979
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	130,000	107,770
2.10%, 6/15/2030	299,000	266,547
2.65%, 9/15/2040	300,000	226,380
3.00%, 6/15/2050	265,000	189,305
3.00%, 9/15/2060	143,000	95,520
3.75%, 12/1/2025	200,000	198,870
3.75%, 9/21/2028 (a)	300,000	295,950
4.00%, 9/15/2027 (a)	100,000	100,145
4.25%, 9/21/2048	519,000	460,504
4.95%, 6/15/2052 (a)	305,000	304,176
5.20%, 6/15/2062	619,000	631,894
5.25%, 6/15/2031	1,044,000	1,098,737
Invesco Finance PLC:
3.75%, 1/15/2026 (a)	100,000	99,199
5.38%, 11/30/2043	97,000	97,154
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034 (b)	250,000	248,845
Jefferies Financial Group, Inc.:
4.15%, 1/23/2030	213,000	207,899
4.85%, 1/15/2027	160,000	161,922
5.88%, 7/21/2028	110,000	114,811
6.20%, 4/14/2034	470,000	503,205
6.25%, 1/15/2036	644,000	695,494
Lazard Group LLC:
4.38%, 3/11/2029 (a)	100,000	99,041
6.00%, 3/15/2031	400,000	421,808
Legg Mason, Inc. 5.63%, 1/15/2044 (a)	319,000	332,876
LPL Holdings, Inc.:
5.70%, 5/20/2027	135,000	138,035
6.00%, 5/20/2034 (a)	200,000	208,956
6.75%, 11/17/2028	200,000	215,026
Mastercard, Inc.:
2.95%, 11/21/2026	101,000	99,076
2.95%, 6/1/2029	184,000	176,309
3.30%, 3/26/2027	275,000	271,133
3.35%, 3/26/2030	1,070,000	1,033,673
3.65%, 6/1/2049	698,000	572,025
3.85%, 3/26/2050	469,000	396,314
3.95%, 2/26/2048	55,000	47,835
4.10%, 1/15/2028 (a)	110,000	110,787
4.35%, 1/15/2032 (a)	200,000	200,962
4.55%, 1/15/2035	90,000	90,424
4.85%, 3/9/2033	25,000	25,987
Nasdaq, Inc.:
3.85%, 6/30/2026 (a)	350,000	347,756
3.95%, 3/7/2052	200,000	160,986

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 6/28/2028	$115,000	$119,373
5.55%, 2/15/2034	139,000	146,574
5.95%, 8/15/2053 (a)	397,000	432,341
6.10%, 6/28/2063	236,000	259,933
Nomura Holdings, Inc.:
1.65%, 7/14/2026	125,000	118,888
2.33%, 1/22/2027	735,000	699,426
2.61%, 7/14/2031	256,000	222,272
2.68%, 7/16/2030 (a)	250,000	223,663
2.71%, 1/22/2029 (a)	70,000	64,795
3.00%, 1/22/2032	325,000	285,655
6.07%, 7/12/2028	170,000	178,733
ORIX Corp. 4.65%, 9/10/2029	750,000	753,840
Radian Group, Inc. 6.20%, 5/15/2029	70,000	73,175
Raymond James Financial, Inc. 4.95%, 7/15/2046	250,000	241,490
Synchrony Financial:
2.88%, 10/28/2031 (a)	310,000	263,519
3.70%, 8/4/2026	311,000	305,259
5.15%, 3/19/2029 (a)	6,000	5,993
SOFR + 2.13%, 5.94%, 8/2/2030 (a) (c)	470,000	483,141
Visa, Inc.:
1.10%, 2/15/2031 (a)	500,000	419,015
1.90%, 4/15/2027	483,000	461,386
2.00%, 8/15/2050 (a)	100,000	60,508
2.05%, 4/15/2030 (a)	275,000	248,963
2.70%, 4/15/2040	200,000	157,250
3.15%, 12/14/2025	1,013,000	1,002,090
3.65%, 9/15/2047	325,000	271,726
4.15%, 12/14/2035	45,000	44,309
4.30%, 12/14/2045	985,000	916,907
Voya Financial, Inc.:
3.65%, 6/15/2026	528,000	521,595
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	100,000	90,739
5.00%, 9/20/2034	55,000	54,701
Western Union Co. 1.35%, 3/15/2026	777,000	741,421
		60,838,829
ELECTRIC — 8.3%
AEP Texas, Inc.:
3.80%, 10/1/2047	189,000	146,061
Series G, 4.15%, 5/1/2049	126,000	102,275
4.70%, 5/15/2032 (a)	300,000	300,936
5.40%, 6/1/2033	70,000	71,987
5.45%, 5/15/2029	200,000	208,604
5.70%, 5/15/2034	200,000	210,202
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	197,000	130,329
Series M, 3.65%, 4/1/2050	100,000	78,814
3.75%, 12/1/2047	235,000	190,343
Security Description	Principal Amount	Value
4.25%, 9/15/2048	$300,000	$261,510
5.15%, 4/1/2034	250,000	259,145
5.40%, 3/15/2053 (a)	35,000	36,329
AES Corp.:
1.38%, 1/15/2026	200,000	191,916
2.45%, 1/15/2031 (a)	300,000	259,773
5.45%, 6/1/2028 (a)	50,000	51,492
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	100,000	85,653
3.00%, 3/15/2052	100,000	70,285
3.13%, 7/15/2051	75,000	53,268
3.45%, 10/1/2049	125,000	95,986
Series B, 3.70%, 12/1/2047	242,000	195,976
3.75%, 9/1/2027 (a)	100,000	99,554
3.75%, 3/1/2045	193,000	160,644
3.94%, 9/1/2032	45,000	43,589
4.15%, 8/15/2044	100,000	87,506
4.30%, 1/2/2046	87,000	77,441
Series A, 4.30%, 7/15/2048	315,000	279,471
5.85%, 11/15/2033	163,000	177,711
6.00%, 3/1/2039 (a)	100,000	111,069
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (d)	450,000	455,620
Ameren Corp.:
1.75%, 3/15/2028 (a)	150,000	137,887
5.00%, 1/15/2029	500,000	512,095
5.70%, 12/1/2026	300,000	308,451
Ameren Illinois Co.:
1.55%, 11/15/2030 (a)	100,000	85,540
4.95%, 6/1/2033	200,000	205,686
5.55%, 7/1/2054	200,000	214,892
5.90%, 12/1/2052	90,000	100,200
American Electric Power Co., Inc.:
3.25%, 3/1/2050	100,000	70,328
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (c)	850,000	801,533
5.20%, 1/15/2029	1,000,000	1,032,530
5.63%, 3/1/2033 (a)	283,000	298,579
5.95%, 11/1/2032 (a)	225,000	243,952
5 yr. CMT + 2.68%, 6.95%, 12/15/2054 (a) (c)	100,000	106,476
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	382,000	289,124
4.40%, 5/15/2044	210,000	183,943
Series Y, 4.50%, 3/1/2049	506,000	441,176
5.65%, 4/1/2034	200,000	210,400
7.00%, 4/1/2038	130,000	153,769
Arizona Public Service Co.:
3.75%, 5/15/2046	337,000	266,803
4.20%, 8/15/2048	100,000	83,775
4.25%, 3/1/2049	300,000	251,979
4.35%, 11/15/2045	80,000	69,399
4.50%, 4/1/2042	235,000	211,805

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 8/15/2034	$55,000	$58,097
6.35%, 12/15/2032	100,000	109,846
Avangrid, Inc. 3.80%, 6/1/2029 (a)	50,000	48,623
Avista Corp. 4.00%, 4/1/2052	100,000	80,870
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	573,000	413,632
3.75%, 8/15/2047	77,000	62,416
4.25%, 9/15/2048	44,000	38,415
4.55%, 6/1/2052	200,000	181,110
5.30%, 6/1/2034	100,000	104,724
5.40%, 6/1/2053 (a)	408,000	423,255
5.65%, 6/1/2054 (a)	200,000	215,130
Berkshire Hathaway Energy Co.:
3.25%, 4/15/2028	109,000	106,082
3.80%, 7/15/2048	241,000	191,942
4.25%, 10/15/2050	435,000	371,460
4.45%, 1/15/2049	126,000	111,893
4.50%, 2/1/2045	40,000	37,518
4.60%, 5/1/2053	608,000	548,525
5.95%, 5/15/2037	100,000	108,965
Black Hills Corp.:
2.50%, 6/15/2030	132,000	117,492
3.05%, 10/15/2029	190,000	177,046
3.95%, 1/15/2026	50,000	49,589
6.00%, 1/15/2035	255,000	271,731
6.15%, 5/15/2034	300,000	323,859
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	400,000	352,072
Series AA, 3.00%, 2/1/2027	100,000	97,478
Series AG, 3.00%, 3/1/2032	100,000	90,198
Series AF, 3.35%, 4/1/2051	126,000	93,851
Series AC, 4.25%, 2/1/2049	108,000	94,899
Series AI, 4.45%, 10/1/2032	101,000	100,439
Series AJ, 4.85%, 10/1/2052	234,000	222,045
4.95%, 4/1/2033	100,000	102,055
CenterPoint Energy, Inc.:
3.70%, 9/1/2049	300,000	230,229
5.40%, 6/1/2029	500,000	519,285
Series A, 5 yr. CMT + 3.25%, 7.00%, 2/15/2055 (a) (c)	100,000	104,036
Cleco Corporate Holdings LLC 3.74%, 5/1/2026 (a)	490,000	482,135
CMS Energy Corp.:
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (a) (c)	429,000	373,020
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	298,000	285,651
Commonwealth Edison Co.:
2.20%, 3/1/2030 (a)	250,000	225,555
Series 131, 2.75%, 9/1/2051 (a)	51,000	33,777
Security Description	Principal Amount	Value
Series 130, 3.13%, 3/15/2051	$108,000	$76,971
Series 127, 3.20%, 11/15/2049	105,000	75,646
3.70%, 8/15/2028	50,000	49,296
Series 123, 3.75%, 8/15/2047	100,000	81,424
Series 133, 3.85%, 3/15/2052	50,000	40,676
4.00%, 3/1/2048	150,000	126,833
4.35%, 11/15/2045	200,000	180,568
4.90%, 2/1/2033 (a)	1,250,000	1,281,187
5.30%, 6/1/2034	55,000	57,918
5.65%, 6/1/2054	65,000	69,898
Connecticut Light & Power Co.:
Series A, 2.05%, 7/1/2031	129,000	111,327
4.00%, 4/1/2048	58,000	49,553
Series A, 4.15%, 6/1/2045	200,000	175,334
4.30%, 4/15/2044	75,000	67,841
4.65%, 1/1/2029	500,000	508,565
4.95%, 8/15/2034	60,000	61,701
5.25%, 1/15/2053	50,000	51,365
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031 (a)	1,000,000	891,440
Series C, 3.00%, 12/1/2060	50,000	32,310
3.20%, 12/1/2051	100,000	71,431
3.60%, 6/15/2061 (a)	165,000	123,321
3.70%, 11/15/2059	774,000	591,738
3.85%, 6/15/2046	271,000	223,296
Series A, 4.13%, 5/15/2049	30,000	25,641
Series C, 4.30%, 12/1/2056	665,000	582,966
4.50%, 12/1/2045	175,000	160,400
4.50%, 5/15/2058	350,000	307,825
Series E, 4.65%, 12/1/2048	144,000	132,934
5.38%, 5/15/2034	80,000	84,915
Series 09-C, 5.50%, 12/1/2039	125,000	130,655
5.70%, 6/15/2040	130,000	138,698
5.70%, 5/15/2054	200,000	216,738
5.90%, 11/15/2053	236,000	261,285
6.15%, 11/15/2052	180,000	205,688
Constellation Energy Generation LLC:
5.60%, 6/15/2042	100,000	103,452
5.75%, 3/15/2054	200,000	211,642
6.13%, 1/15/2034	75,000	82,427
6.25%, 10/1/2039	639,000	715,290
6.50%, 10/1/2053	190,000	219,801
Consumers Energy Co.:
3.75%, 2/15/2050	150,000	122,865
4.20%, 9/1/2052	240,000	211,896
4.60%, 5/30/2029	310,000	316,188
4.65%, 3/1/2028	50,000	50,841
4.70%, 1/15/2030	235,000	240,812
4.90%, 2/15/2029 (a)	250,000	257,860

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	$310,000	$287,807
5.10%, 6/1/2065	110,000	108,013
6.25%, 10/15/2053	165,000	192,563
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031 (a)	180,000	155,783
Series B, 3.30%, 4/15/2041	35,000	27,098
3.90%, 10/1/2025	25,000	24,846
Series C, 4.05%, 9/15/2042	89,000	74,303
4.25%, 6/1/2028	86,000	86,058
Series A, 4.60%, 3/15/2049	100,000	88,124
Series B, 4.85%, 8/15/2052	500,000	463,260
5.38%, 11/15/2032 (a)	513,000	536,993
Series B, 5.95%, 6/15/2035	121,000	130,886
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	500,000	531,135
7.00%, 6/15/2038	395,000	463,335
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (a) (c)	500,000	547,890
DTE Electric Co.:
Series A, 1.90%, 4/1/2028 (a)	75,000	69,747
2.95%, 3/1/2050	12,000	8,485
Series A, 3.00%, 3/1/2032	30,000	27,407
Series B, 3.65%, 3/1/2052	25,000	19,915
3.70%, 6/1/2046	391,000	327,537
3.75%, 8/15/2047	75,000	61,133
3.95%, 3/1/2049	200,000	169,530
4.85%, 12/1/2026	120,000	122,460
5.20%, 4/1/2033	275,000	288,186
5.20%, 3/1/2034	115,000	120,466
5.40%, 4/1/2053 (a)	224,000	235,572
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	50,000	47,819
4.88%, 6/1/2028	231,000	235,932
4.95%, 7/1/2027	130,000	132,244
5.10%, 3/1/2029 (a)	500,000	514,885
5.85%, 6/1/2034	750,000	805,432
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	300,000	278,106
2.45%, 2/1/2030	515,000	471,714
2.55%, 4/15/2031	125,000	112,294
2.85%, 3/15/2032	120,000	108,284
3.20%, 8/15/2049	100,000	72,731
3.45%, 4/15/2051	885,000	665,741
3.55%, 3/15/2052	200,000	154,218
3.70%, 12/1/2047	70,000	56,162
3.88%, 3/15/2046	84,000	69,825
3.95%, 3/15/2048	400,000	332,800
4.00%, 9/30/2042	100,000	87,338
4.95%, 1/15/2033 (a)	255,000	262,969
5.35%, 1/15/2053	104,000	107,325
5.40%, 1/15/2054	450,000	468,733
Security Description	Principal Amount	Value
6.45%, 10/15/2032	$535,000	$595,562
Duke Energy Corp.:
2.55%, 6/15/2031	317,000	280,193
2.65%, 9/1/2026	118,000	114,807
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	500,000	464,725
3.50%, 6/15/2051	132,000	97,688
3.75%, 9/1/2046	328,000	260,166
4.20%, 6/15/2049	50,000	41,821
4.50%, 8/15/2032 (a)	245,000	242,356
4.80%, 12/15/2045	150,000	139,176
4.85%, 1/5/2027	85,000	86,397
4.85%, 1/5/2029 (a)	900,000	918,774
5.00%, 12/8/2025	170,000	171,210
5.00%, 12/8/2027	50,000	51,226
5.00%, 8/15/2052	200,000	189,350
5.45%, 6/15/2034 (a)	138,000	144,120
5.75%, 9/15/2033 (a)	200,000	215,112
5.80%, 6/15/2054	100,000	105,408
6.10%, 9/15/2053	150,000	164,622
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (c)	200,000	208,052
Duke Energy Florida LLC:
1.75%, 6/15/2030	63,000	55,050
2.40%, 12/15/2031	50,000	43,869
2.50%, 12/1/2029	70,000	64,800
3.00%, 12/15/2051	100,000	69,290
3.40%, 10/1/2046	200,000	154,020
5.88%, 11/15/2033	180,000	197,014
5.95%, 11/15/2052	131,000	145,025
6.20%, 11/15/2053	299,000	343,868
6.35%, 9/15/2037	180,000	203,719
6.40%, 6/15/2038	265,000	302,778
Duke Energy Indiana LLC:
2.75%, 4/1/2050	120,000	78,766
Series YYY, 3.25%, 10/1/2049	100,000	73,053
3.75%, 5/15/2046	100,000	81,020
Series WWW, 4.90%, 7/15/2043	105,000	102,052
5.40%, 4/1/2053	300,000	308,898
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030 (a)	1,116,000	995,974
3.65%, 2/1/2029	150,000	146,850
4.30%, 2/1/2049	182,000	157,364
5.25%, 4/1/2033	200,000	208,856
5.55%, 3/15/2054	155,000	161,984
5.65%, 4/1/2053	60,000	63,556
Duke Energy Progress LLC:
3.40%, 4/1/2032	100,000	93,327
3.60%, 9/15/2047	83,000	65,521
3.70%, 10/15/2046	50,000	40,209
4.15%, 12/1/2044	405,000	355,817
4.20%, 8/15/2045	152,000	133,769
5.10%, 3/15/2034	50,000	52,226

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 3/15/2053	$500,000	$517,040
Edison International:
4.13%, 3/15/2028 (a)	218,000	216,119
5.25%, 11/15/2028	209,000	214,879
5.45%, 6/15/2029	150,000	155,796
5.75%, 6/15/2027	144,000	148,641
6.95%, 11/15/2029 (a)	81,000	89,365
El Paso Electric Co. 5.00%, 12/1/2044	25,000	22,848
Emera U.S. Finance LP:
2.64%, 6/15/2031	50,000	43,430
4.75%, 6/15/2046	419,000	373,438
Enel Chile SA 4.88%, 6/12/2028	200,000	200,584
Entergy Arkansas LLC:
3.35%, 6/15/2052	133,000	97,563
5.15%, 1/15/2033	25,000	26,001
5.45%, 6/1/2034	250,000	265,202
5.75%, 6/1/2054	250,000	269,037
Entergy Corp.:
2.40%, 6/15/2031	85,000	74,029
2.80%, 6/15/2030 (a)	221,000	202,036
3.75%, 6/15/2050	75,000	57,260
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	250,000	259,785
Entergy Louisiana LLC:
2.90%, 3/15/2051	462,000	308,186
3.05%, 6/1/2031 (a)	200,000	184,188
3.12%, 9/1/2027	267,000	260,739
3.25%, 4/1/2028 (a)	200,000	193,608
4.00%, 3/15/2033	15,000	14,354
4.20%, 9/1/2048 (a)	1,032,000	886,890
4.75%, 9/15/2052	71,000	65,708
5.15%, 9/15/2034	355,000	366,097
5.70%, 3/15/2054	546,000	582,178
Entergy Mississippi LLC:
3.50%, 6/1/2051	100,000	74,558
3.85%, 6/1/2049	500,000	400,040
5.85%, 6/1/2054	125,000	135,613
Entergy Texas, Inc.:
3.55%, 9/30/2049	100,000	76,074
5.55%, 9/15/2054	125,000	129,368
5.80%, 9/1/2053	75,000	80,154
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	18,032
4.10%, 4/1/2043	150,000	129,557
4.25%, 12/1/2045	300,000	262,512
5.70%, 3/15/2053	300,000	316,899
5.90%, 11/15/2033	100,000	107,921
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	100,000	89,383
5.40%, 4/1/2034	100,000	104,471
Evergy, Inc. 2.90%, 9/15/2029	500,000	464,445
Security Description	Principal Amount	Value
Eversource Energy:
Series M, 3.30%, 1/15/2028	$100,000	$96,512
4.60%, 7/1/2027	50,000	50,306
4.75%, 5/15/2026	100,000	100,618
5.00%, 1/1/2027	85,000	86,410
5.13%, 5/15/2033	650,000	662,031
5.45%, 3/1/2028	360,000	373,226
5.85%, 4/15/2031	400,000	425,728
5.95%, 2/1/2029	690,000	730,448
5.95%, 7/15/2034 (a)	200,000	214,958
Exelon Corp.:
3.40%, 4/15/2026	100,000	98,782
4.05%, 4/15/2030 (a)	325,000	320,057
4.45%, 4/15/2046	120,000	106,897
4.70%, 4/15/2050	260,000	238,776
5.15%, 3/15/2028 (a)	224,000	230,142
5.15%, 3/15/2029	250,000	259,102
5.30%, 3/15/2033 (a)	250,000	260,970
5.45%, 3/15/2034	264,000	277,052
5.60%, 3/15/2053	697,000	726,337
5.63%, 6/15/2035	200,000	212,258
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	500,000	494,445
FirstEnergy Transmission LLC:
4.55%, 1/15/2030 (b)	85,000	85,744
5.00%, 1/15/2035 (b)	60,000	60,944
Florida Power & Light Co.:
2.45%, 2/3/2032	300,000	265,266
2.88%, 12/4/2051	255,000	176,572
3.13%, 12/1/2025	262,000	259,259
3.15%, 10/1/2049	200,000	146,924
Series A, 3.30%, 5/30/2027	200,000	196,450
3.70%, 12/1/2047	324,000	264,714
3.95%, 3/1/2048	200,000	171,824
3.99%, 3/1/2049	150,000	128,369
4.05%, 6/1/2042	218,000	194,619
4.05%, 10/1/2044	129,000	114,228
4.13%, 2/1/2042	95,000	85,791
4.40%, 5/15/2028 (a)	150,000	151,729
4.45%, 5/15/2026 (a)	100,000	100,739
4.80%, 5/15/2033	875,000	896,919
5.05%, 4/1/2028	285,000	294,240
5.10%, 4/1/2033	105,000	109,811
5.15%, 6/15/2029	250,000	260,907
5.25%, 2/1/2041	78,000	80,118
5.30%, 6/15/2034	250,000	265,360
5.30%, 4/1/2053 (a)	200,000	209,184
5.60%, 6/15/2054	250,000	272,787
5.95%, 2/1/2038	25,000	27,641
5.96%, 4/1/2039	464,000	514,492
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	155,000	144,699
Series B, 3.70%, 1/30/2050	259,000	206,081
4.30%, 3/15/2042	100,000	91,066
4.30%, 3/15/2043	534,000	480,210

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 5/15/2032	$206,000	$209,842
5.00%, 2/23/2027	90,000	91,981
5.13%, 5/15/2052 (a)	199,000	199,651
Iberdrola International BV 6.75%, 7/15/2036	200,000	234,980
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	200,000	169,510
5.20%, 8/15/2034 (a)	145,000	150,147
Series MTN, 5.50%, 3/15/2053	45,000	46,559
Series MTN, 5.80%, 4/1/2054	145,000	155,370
Indiana Michigan Power Co.:
Series L, 3.75%, 7/1/2047	105,000	83,136
Series K, 4.55%, 3/15/2046	133,000	120,426
5.63%, 4/1/2053	117,000	123,995
Interstate Power & Light Co.:
3.10%, 11/30/2051	50,000	34,593
3.70%, 9/15/2046	200,000	159,080
4.95%, 9/30/2034	85,000	86,323
5.45%, 9/30/2054 (a)	55,000	56,913
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030	245,000	236,817
5.75%, 4/1/2034	100,000	104,628
ITC Holdings Corp. 3.35%, 11/15/2027	600,000	584,682
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054 (e)	250,000	252,570
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	110,000	116,096
Louisville Gas & Electric Co. Series LOU, 5.45%, 4/15/2033	260,000	274,043
MidAmerican Energy Co.:
3.10%, 5/1/2027	77,000	75,431
3.95%, 8/1/2047	100,000	84,583
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	40,000	35,306
National Grid PLC:
5.42%, 1/11/2034 (a)	250,000	260,607
5.60%, 6/12/2028	380,000	396,914
5.81%, 6/12/2033	278,000	297,240
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	395,000	374,460
2.40%, 3/15/2030	20,000	18,153
2.75%, 4/15/2032	15,000	13,426
Series MTN, 3.25%, 11/1/2025	142,000	140,437
3.70%, 3/15/2029 (a)	1,050,000	1,030,470
4.12%, 9/16/2027	60,000	60,415
Security Description	Principal Amount	Value
Series GMTN, 4.85%, 2/7/2029	$400,000	$410,564
Series MTN, 5.10%, 5/6/2027 (a)	250,000	256,390
3 mo. USD Term SOFR + 3.63%, 5.25%, 4/20/2046 (c)	400,000	398,868
5.45%, 10/30/2025	175,000	177,240
5.80%, 1/15/2033	500,000	542,485
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (c)	447,000	469,386
Series MTN, 8.00%, 3/1/2032	100,000	121,394
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	835,000	758,071
Series CC, 3.70%, 5/1/2029 (a)	221,000	216,587
6.00%, 3/15/2054	105,000	116,188
Series N, 6.65%, 4/1/2036	483,000	547,572
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	49,000	46,532
1.90%, 6/15/2028	293,000	270,117
2.25%, 6/1/2030	589,000	526,802
2.44%, 1/15/2032 (a)	1,030,000	893,669
2.75%, 11/1/2029	143,000	133,418
3.50%, 4/1/2029	150,000	145,278
3.55%, 5/1/2027	1,088,000	1,072,703
4.63%, 7/15/2027 (a)	150,000	152,295
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	23,712
4.90%, 3/15/2029	200,000	205,002
4.95%, 1/29/2026	130,000	131,312
5.00%, 7/15/2032	180,000	185,314
5.05%, 2/28/2033	400,000	411,360
5.25%, 3/15/2034	200,000	207,636
5.25%, 2/28/2053 (a)	228,000	228,896
5.55%, 3/15/2054	360,000	375,725
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (c)	480,000	518,746
Northern States Power Co.:
2.25%, 4/1/2031	200,000	176,432
3.20%, 4/1/2052	100,000	73,054
4.50%, 6/1/2052	193,000	177,151
5.10%, 5/15/2053 (a)	470,000	474,911
5.35%, 11/1/2039	100,000	104,835
5.40%, 3/15/2054	145,000	153,285
5.65%, 6/15/2054	250,000	270,625
NorthWestern Corp. 4.18%, 11/15/2044	10,000	8,606
NSTAR Electric Co.:
4.40%, 3/1/2044	150,000	136,040
4.55%, 6/1/2052	100,000	91,932
4.95%, 9/15/2052	295,000	287,920
5.40%, 6/1/2034	180,000	190,132

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
OGE Energy Corp. 5.45%, 5/15/2029	$85,000	$88,596
Oglethorpe Power Corp.:
5.05%, 10/1/2048	345,000	326,391
5.80%, 6/1/2054 (b)	305,000	320,948
6.20%, 12/1/2053	100,000	109,383
Ohio Edison Co. 6.88%, 7/15/2036	400,000	466,988
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	30,000	24,360
4.15%, 4/1/2047	55,000	46,635
5.40%, 1/15/2033 (a)	70,000	73,610
5.60%, 4/1/2053	500,000	526,600
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	100,000	96,543
2.75%, 5/15/2030 (a)	258,000	237,734
3.70%, 5/15/2050	310,000	245,752
3.75%, 4/1/2045	44,000	36,331
3.80%, 9/30/2047	225,000	184,934
3.80%, 6/1/2049	50,000	40,633
4.15%, 6/1/2032 (a)	150,000	146,797
4.30%, 5/15/2028 (a)	100,000	100,563
4.55%, 9/15/2032	85,000	85,409
4.55%, 12/1/2041	100,000	93,516
4.60%, 6/1/2052	140,000	127,926
4.95%, 9/15/2052	615,000	599,969
5.30%, 6/1/2042	100,000	102,203
5.35%, 10/1/2052	50,000	51,208
5.55%, 6/15/2054 (b)	380,000	404,248
5.65%, 11/15/2033	130,000	140,191
7.00%, 5/1/2032	142,000	163,825
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	945,000	828,264
3.15%, 1/1/2026	275,000	269,860
3.25%, 6/1/2031	80,000	72,918
3.30%, 3/15/2027	100,000	97,238
3.30%, 12/1/2027	275,000	265,490
3.50%, 8/1/2050 (a)	160,000	115,862
3.75%, 8/15/2042	200,000	158,398
4.00%, 12/1/2046	100,000	79,552
4.20%, 6/1/2041	295,000	249,889
4.25%, 3/15/2046	30,000	24,793
4.30%, 3/15/2045	231,000	193,624
4.40%, 3/1/2032 (a)	976,000	947,872
4.50%, 7/1/2040	180,000	162,112
4.55%, 7/1/2030 (a)	310,000	307,759
4.60%, 6/15/2043	400,000	353,416
4.75%, 2/15/2044	260,000	232,534
4.95%, 7/1/2050	547,000	498,142
5.25%, 3/1/2052	209,000	197,942
5.45%, 6/15/2027	100,000	102,426
5.55%, 5/15/2029	188,000	195,261
5.80%, 5/15/2034 (a)	155,000	163,880
5.90%, 6/15/2032	703,000	744,386
Security Description	Principal Amount	Value
5.90%, 10/1/2054	$200,000	$207,184
6.15%, 1/15/2033	270,000	290,166
6.40%, 6/15/2033	745,000	814,374
6.70%, 4/1/2053	165,000	188,677
6.75%, 1/15/2053	690,000	787,711
6.95%, 3/15/2034	140,000	159,348
PacifiCorp:
2.70%, 9/15/2030	304,000	276,017
3.30%, 3/15/2051	200,000	141,294
4.10%, 2/1/2042	228,000	195,478
4.15%, 2/15/2050	300,000	248,985
5.10%, 2/15/2029	155,000	160,082
5.30%, 2/15/2031	150,000	156,214
5.35%, 12/1/2053	250,000	247,367
5.45%, 2/15/2034	300,000	311,874
5.50%, 5/15/2054	1,360,000	1,366,392
5.75%, 4/1/2037	155,000	164,272
5.80%, 1/15/2055	830,000	871,201
6.00%, 1/15/2039	242,000	261,662
6.25%, 10/15/2037	390,000	431,749
PECO Energy Co.:
3.00%, 9/15/2049	50,000	35,487
4.38%, 8/15/2052	115,000	103,562
4.60%, 5/15/2052	50,000	46,420
4.90%, 6/15/2033	145,000	148,953
5.25%, 9/15/2054	415,000	428,500
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	300,000	293,721
5.25%, 9/1/2034	225,000	231,624
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,060,000	1,096,761
Progress Energy, Inc.:
6.00%, 12/1/2039	200,000	216,100
7.00%, 10/30/2031	199,000	226,623
7.75%, 3/1/2031	204,000	239,115
Public Service Co. of Colorado:
3.80%, 6/15/2047	100,000	79,920
4.05%, 9/15/2049	279,000	231,057
4.10%, 6/15/2048	600,000	504,978
Series 39, 4.50%, 6/1/2052	111,000	99,458
5.25%, 4/1/2053	379,000	382,191
5.35%, 5/15/2034	80,000	83,906
5.75%, 5/15/2054 (a)	100,000	108,339
Series 17, 6.25%, 9/1/2037	160,000	179,389
6.50%, 8/1/2038 (a)	100,000	115,084
Public Service Co. of New Hampshire Series V, 2.20%, 6/15/2031	60,000	52,246
Public Service Electric & Gas Co.:
Series MTN, 2.45%, 1/15/2030	245,000	224,618
Series MTN, 3.20%, 8/1/2049	25,000	18,646
Series MTN, 3.60%, 12/1/2047	50,000	40,028

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.80%, 3/1/2046	$150,000	$125,103
Series MTN, 3.85%, 5/1/2049	292,000	243,519
Series MTN, 4.65%, 3/15/2033	70,000	70,942
4.85%, 8/1/2034	250,000	255,585
Series MTN, 4.90%, 12/15/2032	600,000	620,592
5.20%, 8/1/2033	200,000	210,662
Series MTN, 5.20%, 3/1/2034	100,000	104,921
5.30%, 8/1/2054	190,000	199,069
5.45%, 8/1/2053	106,000	112,384
Series MTN, 5.45%, 3/1/2054 (a)	250,000	265,350
Public Service Enterprise Group, Inc.:
2.45%, 11/15/2031	175,000	153,314
5.20%, 4/1/2029	605,000	627,149
5.45%, 4/1/2034	55,000	57,342
5.85%, 11/15/2027	200,000	209,490
5.88%, 10/15/2028	225,000	237,370
6.13%, 10/15/2033	285,000	310,402
Puget Energy, Inc. 4.10%, 6/15/2030 (a)	45,000	43,328
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	315,000	226,545
4.22%, 6/15/2048	50,000	42,740
4.30%, 5/20/2045	546,000	477,624
5.33%, 6/15/2034	100,000	104,793
5.45%, 6/1/2053	300,000	310,611
5.64%, 4/15/2041	200,000	207,680
5.69%, 6/15/2054	100,000	107,408
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	600,000	519,282
2.50%, 5/15/2026	346,000	337,997
3.00%, 3/15/2032	50,000	45,558
Series RRR, 3.75%, 6/1/2047	410,000	333,883
4.10%, 6/15/2049	35,000	29,612
4.95%, 8/15/2028	200,000	205,552
5.35%, 4/1/2053	548,000	563,245
Sempra:
3.70%, 4/1/2029	267,000	258,939
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	586,000	558,435
5.40%, 8/1/2026	150,000	152,857
5.50%, 8/1/2033	125,000	131,269
Sierra Pacific Power Co.:
2.60%, 5/1/2026	389,000	379,372
5.90%, 3/15/2054	50,000	54,754
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026	128,000	122,723
Security Description	Principal Amount	Value
2.25%, 6/1/2030	$1,206,000	$1,078,080
Series G, 2.50%, 6/1/2031	50,000	44,256
Series C, 3.60%, 2/1/2045	140,000	110,306
Series H, 3.65%, 6/1/2051	100,000	76,349
Series 2013-A, 3.90%, 3/15/2043	122,000	102,180
4.00%, 4/1/2047	614,000	513,703
4.05%, 3/15/2042	287,000	247,483
Series C, 4.13%, 3/1/2048	118,000	99,778
Series A, 4.20%, 3/1/2029	75,000	74,716
4.40%, 9/6/2026 (a)	250,000	251,902
4.65%, 10/1/2043	247,000	230,550
4.88%, 2/1/2027	250,000	253,995
Series B, 4.88%, 3/1/2049	610,000	579,573
4.90%, 6/1/2026 (a)	200,000	201,966
5.15%, 6/1/2029	350,000	363,139
5.35%, 3/1/2026	250,000	253,625
5.45%, 6/1/2031 (a)	165,000	174,539
Series E, 5.45%, 6/1/2052	425,000	434,426
5.88%, 12/1/2053	200,000	216,898
5.95%, 11/1/2032 (a)	320,000	348,304
6.05%, 3/15/2039	176,000	192,989
Southern Co.:
3.25%, 7/1/2026	568,000	558,526
Series A, 3.70%, 4/30/2030	374,000	361,553
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (c)	345,000	334,050
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (c)	250,000	246,645
4.25%, 7/1/2036	100,000	95,027
4.40%, 7/1/2046	618,000	555,217
4.85%, 6/15/2028 (a)	200,000	204,872
5.20%, 6/15/2033	795,000	824,017
5.50%, 3/15/2029	250,000	262,332
5.70%, 10/15/2032	240,000	257,302
5.70%, 3/15/2034	725,000	778,643
Southern Power Co.:
Series F, 4.95%, 12/15/2046	61,000	57,383
5.25%, 7/15/2043	100,000	99,318
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	50,000	48,224
3.25%, 11/1/2051 (a)	53,000	36,633
Series L, 3.85%, 2/1/2048	500,000	389,045
Series M, 4.10%, 9/15/2028	65,000	64,466
5.30%, 4/1/2033	100,000	103,150
Southwestern Public Service Co.:
3.70%, 8/15/2047	300,000	238,161
Series 6, 4.40%, 11/15/2048	275,000	235,576
4.50%, 8/15/2041	100,000	91,177
6.00%, 6/1/2054	180,000	197,129

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
System Energy Resources, Inc. 6.00%, 4/15/2028	$170,000	$178,235
Tampa Electric Co.:
3.63%, 6/15/2050	115,000	89,146
4.10%, 6/15/2042	100,000	88,120
4.30%, 6/15/2048	100,000	86,975
4.90%, 3/1/2029 (a)	250,000	256,227
5.00%, 7/15/2052 (a)	100,000	97,212
Tucson Electric Power Co.:
3.25%, 5/1/2051	200,000	142,740
4.85%, 12/1/2048 (a)	94,000	87,631
5.20%, 9/15/2034	285,000	291,683
Union Electric Co.:
2.15%, 3/15/2032	60,000	51,395
2.95%, 3/15/2030	45,000	42,084
3.25%, 10/1/2049	160,000	117,541
4.00%, 4/1/2048	70,000	59,163
5.13%, 3/15/2055 (e)	205,000	206,628
5.20%, 4/1/2034	200,000	209,122
5.25%, 1/15/2054	295,000	299,558
5.45%, 3/15/2053	356,000	371,742
Virginia Electric & Power Co.:
Series A, 2.88%, 7/15/2029	100,000	94,095
2.95%, 11/15/2051	200,000	136,378
Series A, 3.15%, 1/15/2026	360,000	355,712
3.30%, 12/1/2049	50,000	36,574
Series B, 3.75%, 5/15/2027	25,000	24,813
Series A, 3.80%, 4/1/2028 (a)	104,000	103,016
Series B, 3.80%, 9/15/2047	250,000	202,600
4.00%, 1/15/2043	50,000	42,945
4.45%, 2/15/2044	250,000	227,645
Series C, 4.63%, 5/15/2052	881,000	807,974
Series D, 4.65%, 8/15/2043	200,000	188,340
5.00%, 4/1/2033 (a)	175,000	179,403
5.05%, 8/15/2034	200,000	205,422
5.30%, 8/15/2033	200,000	208,640
5.35%, 1/15/2054	90,000	92,228
5.45%, 4/1/2053	350,000	363,723
5.55%, 8/15/2054	250,000	262,917
Series A, 6.00%, 5/15/2037	20,000	21,867
6.35%, 11/30/2037	200,000	224,820
WEC Energy Group, Inc.:
2.20%, 12/15/2028 (a)	50,000	46,144
4.75%, 1/9/2026	400,000	401,768
4.75%, 1/15/2028 (a)	101,000	102,617
5.15%, 10/1/2027	271,000	278,266
5.60%, 9/12/2026	65,000	66,659
Wisconsin Electric Power Co.:
4.75%, 9/30/2032 (a)	183,000	188,342
5.00%, 5/15/2029	500,000	519,035
Wisconsin Power & Light Co.:
3.05%, 10/15/2027	27,000	26,219
3.65%, 4/1/2050	75,000	58,088
Security Description	Principal Amount	Value
4.95%, 4/1/2033	$111,000	$113,329
5.38%, 3/30/2034	300,000	314,223
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	100,000	73,761
5.35%, 11/10/2025 (a)	155,000	156,671
Xcel Energy, Inc.:
1.75%, 3/15/2027	190,000	178,986
2.60%, 12/1/2029	100,000	91,446
3.35%, 12/1/2026	100,000	97,995
4.60%, 6/1/2032	414,000	410,237
5.45%, 8/15/2033 (a)	200,000	207,450
5.50%, 3/15/2034	100,000	104,032
		140,492,347
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	32,000	28,031
Emerson Electric Co.:
1.80%, 10/15/2027	197,000	184,880
1.95%, 10/15/2030 (a)	114,000	101,091
2.75%, 10/15/2050	94,000	64,361
2.80%, 12/21/2051	486,000	333,634
		711,997
ELECTRONICS — 0.7%
Agilent Technologies, Inc. 2.30%, 3/12/2031	250,000	219,267
Allegion PLC 3.50%, 10/1/2029	550,000	524,458
Allegion U.S. Holding Co., Inc. 5.60%, 5/29/2034	200,000	209,206
Amphenol Corp.:
2.20%, 9/15/2031	1,000	864
2.80%, 2/15/2030	600,000	555,384
4.75%, 3/30/2026	65,000	65,504
5.05%, 4/5/2027	55,000	56,319
5.05%, 4/5/2029	100,000	103,198
5.25%, 4/5/2034	100,000	104,502
Arrow Electronics, Inc.:
2.95%, 2/15/2032	150,000	131,683
3.88%, 1/12/2028	50,000	48,849
5.15%, 8/21/2029	125,000	126,847
5.88%, 4/10/2034	185,000	191,919
Avnet, Inc.:
4.63%, 4/15/2026	300,000	299,757
6.25%, 3/15/2028 (a)	51,000	53,600
Flex Ltd.:
3.75%, 2/1/2026	302,000	298,651
4.88%, 5/12/2030	330,000	330,363
5.25%, 1/15/2032 (a)	200,000	201,810
Fortive Corp. 3.15%, 6/15/2026	360,000	352,969
Honeywell International, Inc.:
1.10%, 3/1/2027	63,000	59,015
1.75%, 9/1/2031 (a)	579,000	496,846

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.95%, 6/1/2030	$339,000	$303,059
2.70%, 8/15/2029 (a)	255,000	240,835
3.81%, 11/21/2047 (a)	217,000	182,072
4.25%, 1/15/2029 (a)	90,000	91,265
4.65%, 7/30/2027	300,000	306,018
4.70%, 2/1/2030	300,000	308,292
4.75%, 2/1/2032	200,000	205,796
4.88%, 9/1/2029 (a)	250,000	259,105
4.95%, 9/1/2031	250,000	261,487
5.00%, 2/15/2033 (a)	85,000	88,836
5.00%, 3/1/2035	500,000	520,115
5.25%, 3/1/2054	435,000	453,609
5.35%, 3/1/2064	250,000	263,967
5.70%, 3/15/2036	175,000	193,270
5.70%, 3/15/2037	57,000	62,730
Hubbell, Inc. 3.15%, 8/15/2027	137,000	132,785
Jabil, Inc.:
1.70%, 4/15/2026	246,000	235,786
3.00%, 1/15/2031	805,000	722,190
3.95%, 1/12/2028 (a)	120,000	117,834
5.45%, 2/1/2029	125,000	128,721
Keysight Technologies, Inc.:
3.00%, 10/30/2029	105,000	98,051
4.60%, 4/6/2027 (a)	200,000	201,226
TD SYNNEX Corp.:
1.75%, 8/9/2026	91,000	86,495
2.65%, 8/9/2031	305,000	261,065
6.10%, 4/12/2034	152,000	161,055
Trimble, Inc.:
4.90%, 6/15/2028 (a)	270,000	273,937
6.10%, 3/15/2033	409,000	441,622
Tyco Electronics Group SA:
2.50%, 2/4/2032 (a)	100,000	88,637
3.70%, 2/15/2026 (a)	413,000	409,985
4.50%, 2/13/2026 (a)	324,000	325,727
Vontier Corp.:
1.80%, 4/1/2026	75,000	71,778
2.40%, 4/1/2028	450,000	413,914
2.95%, 4/1/2031	75,000	65,330
		12,407,605
ENGINEERING & CONSTRUCTION — 0.0% (f)
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	250,000	266,013
MasTec, Inc. 5.90%, 6/15/2029 (a)	300,000	312,489
		578,502
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	847,000	818,998
4.05%, 3/15/2029	547,000	518,217
4.28%, 3/15/2032 (a)	950,000	843,733
5.05%, 3/15/2042	1,315,000	1,074,118
Security Description	Principal Amount	Value
5.14%, 3/15/2052	$1,365,000	$1,052,347
5.39%, 3/15/2062	730,000	558,749
6.41%, 3/15/2026	300,000	300,030
		5,166,192
ENVIRONMENTAL CONTROL — 0.4%
Nature Conservancy Series A, 3.96%, 3/1/2052	100,000	87,290
Republic Services, Inc.:
1.45%, 2/15/2031	200,000	167,580
2.30%, 3/1/2030 (a)	213,000	193,240
3.38%, 11/15/2027	200,000	195,952
4.88%, 4/1/2029	360,000	370,094
5.00%, 11/15/2029 (a)	100,000	103,585
5.00%, 12/15/2033	500,000	515,465
5.00%, 4/1/2034	240,000	247,046
5.20%, 11/15/2034 (a)	100,000	104,412
6.20%, 3/1/2040 (a)	225,000	253,172
Veralto Corp.:
5.35%, 9/18/2028	255,000	265,557
5.45%, 9/18/2033	159,000	166,613
5.50%, 9/18/2026	50,000	51,094
Waste Connections, Inc.:
3.05%, 4/1/2050	212,000	150,329
3.50%, 5/1/2029 (a)	115,000	111,956
4.20%, 1/15/2033	105,000	102,040
5.00%, 3/1/2034 (a)	500,000	512,900
Waste Management, Inc.:
0.75%, 11/15/2025 (a)	610,000	587,003
1.15%, 3/15/2028 (a)	100,000	90,779
1.50%, 3/15/2031 (a)	30,000	25,389
2.95%, 6/1/2041	86,000	67,089
3.15%, 11/15/2027	150,000	146,567
4.15%, 4/15/2032	696,000	690,021
4.63%, 2/15/2030	39,000	39,936
4.63%, 2/15/2033 (a)	908,000	923,854
4.88%, 2/15/2029 (a)	175,000	180,968
4.88%, 2/15/2034 (a)	250,000	257,808
4.95%, 7/3/2027 (a)	200,000	205,388
		6,813,127
FOOD — 1.7%
Campbell Soup Co.:
4.15%, 3/15/2028 (a)	427,000	427,085
4.75%, 3/23/2035 (e)	210,000	209,950
5.20%, 3/19/2027 (a)	550,000	564,404
5.20%, 3/21/2029	50,000	51,769
5.25%, 10/13/2054 (e)	160,000	160,731
5.30%, 3/20/2026 (a)	35,000	35,511
5.40%, 3/21/2034 (a)	40,000	41,881
Conagra Brands, Inc.:
1.38%, 11/1/2027	798,000	730,210
4.60%, 11/1/2025	200,000	200,046
4.85%, 11/1/2028 (a)	225,000	228,368
5.30%, 10/1/2026	400,000	407,740
5.30%, 11/1/2038	200,000	200,754

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.40%, 11/1/2048	$518,000	$511,929
7.00%, 10/1/2028	26,000	28,405
Flowers Foods, Inc. 2.40%, 3/15/2031	234,000	204,111
General Mills, Inc.:
2.88%, 4/15/2030	176,000	163,610
3.20%, 2/10/2027 (a)	200,000	195,732
4.15%, 2/15/2043	400,000	354,052
4.20%, 4/17/2028 (a)	325,000	325,247
4.70%, 1/30/2027	60,000	60,695
4.70%, 4/17/2048 (a)	100,000	93,268
4.95%, 3/29/2033	190,000	194,824
5.24%, 11/18/2025 (a)	30,000	29,998
5.50%, 10/17/2028 (a)	340,000	355,994
Hershey Co.:
1.70%, 6/1/2030 (a)	425,000	374,136
4.25%, 5/4/2028 (a)	140,000	141,960
4.50%, 5/4/2033 (a)	125,000	127,373
Hormel Foods Corp.:
1.80%, 6/11/2030 (a)	352,000	309,816
3.05%, 6/3/2051	145,000	103,737
4.80%, 3/30/2027	95,000	96,800
Ingredion, Inc.:
2.90%, 6/1/2030	120,000	111,328
3.20%, 10/1/2026 (a)	75,000	73,477
J.M. Smucker Co.:
4.25%, 3/15/2035 (a)	317,000	303,746
6.20%, 11/15/2033 (a)	400,000	442,588
6.50%, 11/15/2043	415,000	468,676
6.50%, 11/15/2053 (a)	469,000	542,680
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
2.50%, 1/15/2027	300,000	286,899
3.00%, 5/15/2032	100,000	86,692
3.63%, 1/15/2032 (a)	229,000	209,137
3.75%, 12/1/2031	40,000	36,731
4.38%, 2/2/2052	700,000	555,240
5.13%, 2/1/2028	301,000	304,973
5.50%, 1/15/2030	315,000	319,095
6.50%, 12/1/2052	397,000	423,210
6.75%, 3/15/2034 (b)	678,000	751,014
7.25%, 11/15/2053 (b)	500,000	581,060
Kellanova:
2.10%, 6/1/2030 (a)	50,000	44,824
3.25%, 4/1/2026	200,000	196,830
3.40%, 11/15/2027	563,000	550,445
4.50%, 4/1/2046 (a)	405,000	368,971
5.75%, 5/16/2054	70,000	75,843
Series B, 7.45%, 4/1/2031	140,000	162,421
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	270,000	264,578
3.75%, 4/1/2030	100,000	97,578
4.38%, 6/1/2046	475,000	420,399
5.00%, 7/15/2035 (a)	345,000	355,364
Security Description	Principal Amount	Value
5.00%, 6/4/2042	$195,000	$190,443
5.20%, 7/15/2045	1,371,000	1,351,902
5.50%, 6/1/2050	205,000	210,531
6.50%, 2/9/2040 (a)	430,000	487,242
6.88%, 1/26/2039	115,000	135,579
Kroger Co.:
1.70%, 1/15/2031	337,000	285,233
2.20%, 5/1/2030	162,000	144,274
2.65%, 10/15/2026	335,000	325,117
3.50%, 2/1/2026	472,000	466,496
3.70%, 8/1/2027	150,000	148,178
3.95%, 1/15/2050	176,000	141,956
4.45%, 2/1/2047	200,000	175,818
4.60%, 8/15/2027	200,000	201,724
4.65%, 9/15/2029	300,000	301,701
4.70%, 8/15/2026	200,000	201,434
4.90%, 9/15/2031	400,000	402,580
5.00%, 9/15/2034	400,000	403,504
5.15%, 8/1/2043 (a)	257,000	251,410
5.50%, 9/15/2054	300,000	301,812
5.65%, 9/15/2064	300,000	301,653
6.90%, 4/15/2038	75,000	87,895
McCormick & Co., Inc.:
0.90%, 2/15/2026	305,000	291,385
2.50%, 4/15/2030	429,000	389,970
3.40%, 8/15/2027	25,000	24,490
Mondelez International, Inc.:
2.63%, 3/17/2027	200,000	193,174
2.75%, 4/13/2030	500,000	463,685
3.00%, 3/17/2032 (a)	100,000	90,986
4.75%, 2/20/2029 (a)	250,000	255,460
4.75%, 8/28/2034	175,000	176,290
Pilgrim's Pride Corp.:
4.25%, 4/15/2031	564,000	535,879
6.25%, 7/1/2033 (a)	427,000	453,056
Sysco Corp.:
2.45%, 12/14/2031	70,000	61,030
3.25%, 7/15/2027	41,000	39,946
5.75%, 1/17/2029	400,000	422,768
6.00%, 1/17/2034 (a)	400,000	439,140
6.60%, 4/1/2040	147,000	166,545
6.60%, 4/1/2050 (a)	846,000	991,901
Tyson Foods, Inc.:
3.55%, 6/2/2027	500,000	490,610
4.00%, 3/1/2026	50,000	49,729
4.35%, 3/1/2029	176,000	175,238
4.55%, 6/2/2047	263,000	229,617
4.88%, 8/15/2034	300,000	298,737
5.10%, 9/28/2048	593,000	561,304
5.15%, 8/15/2044	200,000	191,636
5.40%, 3/15/2029	235,000	244,001
5.70%, 3/15/2034 (a)	55,000	57,923
		28,774,917

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	$40,000	$38,833
Georgia-Pacific LLC:
7.75%, 11/15/2029	105,000	122,064
8.88%, 5/15/2031	500,000	625,480
International Paper Co.:
4.80%, 6/15/2044	305,000	287,981
6.00%, 11/15/2041	90,000	98,162
7.30%, 11/15/2039	445,000	539,251
Suzano Austria GmbH:
2.50%, 9/15/2028 (a)	50,000	45,766
3.75%, 1/15/2031	810,000	746,383
5.00%, 1/15/2030 (a)	649,000	648,682
6.00%, 1/15/2029	521,000	538,943
Suzano International Finance BV 5.50%, 1/17/2027	219,000	222,642
		3,914,187
GAS — 0.6%
Atmos Energy Corp.:
1.50%, 1/15/2031 (a)	50,000	42,419
2.85%, 2/15/2052	100,000	67,590
3.38%, 9/15/2049	54,000	40,905
5.00%, 12/15/2054 (e)	260,000	254,090
5.75%, 10/15/2052	525,000	573,683
5.90%, 11/15/2033 (a)	200,000	219,878
6.20%, 11/15/2053	150,000	172,992
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	150,000	124,899
4.40%, 7/1/2032	550,000	541,887
5.25%, 3/1/2028	470,000	485,651
5.40%, 3/1/2033	307,000	323,707
5.40%, 7/1/2034 (a)	50,000	52,098
National Fuel Gas Co.:
2.95%, 3/1/2031	316,000	278,810
3.95%, 9/15/2027	200,000	196,498
5.50%, 10/1/2026	195,000	198,902
NiSource, Inc.:
1.70%, 2/15/2031	284,000	239,773
2.95%, 9/1/2029	175,000	164,141
3.49%, 5/15/2027 (a)	200,000	196,598
3.60%, 5/1/2030 (a)	165,000	158,568
3.95%, 3/30/2048	180,000	147,814
4.38%, 5/15/2047	175,000	153,799
4.80%, 2/15/2044	156,000	146,468
5.20%, 7/1/2029	175,000	181,227
5.25%, 3/30/2028	250,000	257,525
5.25%, 2/15/2043	175,000	174,421
5.35%, 4/1/2034	300,000	311,346
5.40%, 6/30/2033	400,000	416,552
5.65%, 2/1/2045	60,000	62,237
Security Description	Principal Amount	Value
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (c)	$200,000	$207,588
ONE Gas, Inc.:
4.50%, 11/1/2048	174,000	154,884
5.10%, 4/1/2029 (a)	165,000	171,093
Piedmont Natural Gas Co., Inc.:
5.10%, 2/15/2035	300,000	304,233
5.40%, 6/15/2033	175,000	183,176
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030	100,000	91,739
2.95%, 4/15/2027	240,000	233,575
Series UU, 4.13%, 6/1/2048	100,000	84,903
Series VV, 4.30%, 1/15/2049	150,000	129,942
5.05%, 9/1/2034	200,000	206,242
5.60%, 4/1/2054	300,000	318,084
5.75%, 6/1/2053	216,000	230,736
6.35%, 11/15/2052 (a)	389,000	449,731
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	175,000	148,573
3.25%, 6/15/2026	5,000	4,924
3.95%, 10/1/2046	146,000	120,208
4.95%, 9/15/2034	500,000	505,075
5.15%, 9/15/2032	15,000	15,513
5.75%, 9/15/2033	255,000	273,898
Southwest Gas Corp.:
2.20%, 6/15/2030 (a)	13,000	11,534
3.18%, 8/15/2051 (a)	100,000	67,010
5.45%, 3/23/2028 (a)	415,000	428,102
Spire Missouri, Inc. 4.80%, 2/15/2033 (a)	20,000	20,283
Spire, Inc. 5.30%, 3/1/2026	140,000	141,513
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	1,000	781
Series K, 3.80%, 9/15/2046	16,000	13,023
		10,700,841
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc. 2.80%, 3/1/2031	40,000	35,762
Regal Rexnord Corp.:
6.05%, 2/15/2026	300,000	305,082
6.05%, 4/15/2028	267,000	277,317
6.30%, 2/15/2030	223,000	236,975
6.40%, 4/15/2033	600,000	641,274
Snap-on, Inc.:
3.10%, 5/1/2050	100,000	72,077
4.10%, 3/1/2048	511,000	444,953
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	250,000	223,333
2.75%, 11/15/2050 (a)	200,000	125,868

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/15/2032	$50,000	$44,930
3.40%, 3/1/2026	253,000	249,671
4.25%, 11/15/2028 (a)	208,000	207,642
4.85%, 11/15/2048 (a)	105,000	98,155
5.20%, 9/1/2040	53,000	53,193
		3,016,232
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	175,000	160,739
3.75%, 11/30/2026	1,452,000	1,450,955
4.75%, 4/15/2043 (a)	100,000	101,250
4.90%, 11/30/2046	800,000	815,024
6.15%, 11/30/2037	144,000	166,422
Agilent Technologies, Inc.:
4.20%, 9/9/2027	250,000	250,642
4.75%, 9/9/2034	250,000	249,490
Baxter International, Inc.:
1.92%, 2/1/2027	601,000	569,093
2.27%, 12/1/2028	722,000	664,334
2.54%, 2/1/2032 (a)	184,000	159,491
3.95%, 4/1/2030 (a)	300,000	293,367
Danaher Corp. 2.80%, 12/10/2051 (a)	200,000	137,120
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	413,000	379,179
DH Europe Finance II SARL 2.60%, 11/15/2029 (a)	120,000	111,764
GE HealthCare Technologies, Inc.:
4.80%, 8/14/2029 (a)	115,000	117,165
5.60%, 11/15/2025	325,000	328,503
5.86%, 3/15/2030	500,000	535,175
5.91%, 11/22/2032 (a)	1,128,000	1,221,376
6.38%, 11/22/2052	330,000	385,753
Koninklijke Philips NV 6.88%, 3/11/2038	100,000	115,471
Medtronic Global Holdings SCA:
4.25%, 3/30/2028 (a)	200,000	201,670
4.50%, 3/30/2033	300,000	301,698
Medtronic, Inc. 4.63%, 3/15/2045 (a)	411,000	394,396
Revvity, Inc. 3.30%, 9/15/2029 (a)	227,000	214,370
Smith & Nephew PLC:
2.03%, 10/14/2030	150,000	130,349
5.15%, 3/20/2027	55,000	55,963
5.40%, 3/20/2034	70,000	72,783
Solventum Corp.:
5.40%, 3/1/2029 (b)	250,000	257,197
5.45%, 2/25/2027 (b)	315,000	321,530
5.45%, 3/13/2031 (b)	341,000	351,578
5.60%, 3/23/2034 (b)	250,000	258,960
5.90%, 4/30/2054 (a) (b)	271,000	281,222
6.00%, 5/15/2064 (b)	250,000	258,115
Security Description	Principal Amount	Value
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	$50,000	$44,535
Stryker Corp.:
1.95%, 6/15/2030	15,000	13,220
3.38%, 11/1/2025 (a)	150,000	148,631
3.50%, 3/15/2026	810,000	801,778
4.25%, 9/11/2029	250,000	250,465
4.63%, 9/11/2034	250,000	251,025
4.63%, 3/15/2046 (a)	267,000	251,669
4.85%, 12/8/2028 (a)	65,000	66,656
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (a)	100,000	91,720
2.60%, 10/1/2029	200,000	186,754
2.80%, 10/15/2041	550,000	419,375
4.10%, 8/15/2047 (a)	100,000	88,823
4.80%, 11/21/2027 (a)	70,000	71,766
5.00%, 12/5/2026	325,000	331,978
5.00%, 1/31/2029 (a)	650,000	673,725
5.09%, 8/10/2033	300,000	313,629
5.20%, 1/31/2034 (a)	75,000	79,148
5.30%, 2/1/2044	60,000	62,078
5.40%, 8/10/2043 (a)	85,000	90,423
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	438,000	430,992
5.20%, 9/15/2034	200,000	203,594
5.35%, 12/1/2028 (a)	50,000	51,901
		16,236,029
HEALTH CARE SERVICES — 3.5%
Adventist Health System:
2.95%, 3/1/2029	161,000	149,422
5.43%, 3/1/2032 (a)	40,000	41,093
5.76%, 12/1/2034	250,000	260,287
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	400,000	358,480
Aetna, Inc.:
3.88%, 8/15/2047	264,000	206,202
4.13%, 11/15/2042	300,000	249,717
4.50%, 5/15/2042	100,000	88,883
4.75%, 3/15/2044	135,000	121,698
6.75%, 12/15/2037	143,000	161,879
AHS Hospital Corp. 5.02%, 7/1/2045	250,000	252,525
Allina Health System Series 2019, 3.89%, 4/15/2049	100,000	83,024
Ascension Health:
Series B, 2.53%, 11/15/2029	500,000	464,445
3.95%, 11/15/2046	275,000	240,009
4.85%, 11/15/2053	50,000	50,309
Banner Health:
2.91%, 1/1/2042	50,000	38,553
2.91%, 1/1/2051	25,000	17,839

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2020, 3.18%, 1/1/2050	$70,000	$52,368
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	150,000	116,103
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	100,000	70,247
4.19%, 11/15/2045	50,000	45,196
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	200,000	135,120
Bon Secours Mercy Health, Inc.:
Series 20-2, 3.21%, 6/1/2050	100,000	73,210
3.46%, 6/1/2030	300,000	288,708
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	73,884
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	55,000	48,354
Centene Corp.:
2.50%, 3/1/2031	662,000	569,221
2.63%, 8/1/2031	200,000	171,536
3.00%, 10/15/2030	700,000	626,535
3.38%, 2/15/2030	1,005,000	926,118
4.25%, 12/15/2027	900,000	884,403
4.63%, 12/15/2029	686,000	671,615
Children's Health System of Texas 2.51%, 8/15/2050 (a)	100,000	65,527
Children's Hospital Series 2020, 2.93%, 7/15/2050	100,000	69,259
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	50,000	44,894
Cigna Group 5.69%, 3/15/2026 (a)	30,000	30,000
City of Hope:
Series 2018, 4.38%, 8/15/2048	193,000	165,656
Series 2013, 5.62%, 11/15/2043	110,000	112,648
Cleveland Clinic Foundation 4.86%, 1/1/2114 (a)	355,000	341,372
CommonSpirit Health:
1.55%, 10/1/2025 (a)	85,000	82,032
2.78%, 10/1/2030	761,000	691,650
3.35%, 10/1/2029	269,000	256,204
AGM, 3.82%, 10/1/2049 (g)	141,000	114,696
3.91%, 10/1/2050	55,000	44,108
4.35%, 11/1/2042	380,000	340,955
5.21%, 12/1/2031	275,000	283,319
Security Description	Principal Amount	Value
5.32%, 12/1/2034	$195,000	$201,273
5.55%, 12/1/2054	125,000	129,468
6.07%, 11/1/2027 (a)	30,000	31,522
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050 (a)	122,000	86,416
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	250,000	205,852
Dignity Health 5.27%, 11/1/2064 (a)	150,000	147,819
Elevance Health, Inc.:
1.50%, 3/15/2026	260,000	250,084
2.55%, 3/15/2031 (a)	290,000	259,689
3.13%, 5/15/2050	925,000	655,113
3.65%, 12/1/2027	300,000	295,752
4.10%, 3/1/2028 (a)	350,000	348,540
4.10%, 5/15/2032	35,000	34,153
4.63%, 5/15/2042	300,000	281,181
4.65%, 8/15/2044	312,000	291,839
4.75%, 2/15/2033	250,000	252,692
5.10%, 1/15/2044	530,000	523,555
5.13%, 2/15/2053 (a)	545,000	534,367
5.15%, 6/15/2029	500,000	518,590
5.35%, 10/15/2025	90,000	90,753
5.38%, 6/15/2034	500,000	525,405
5.65%, 6/15/2054 (a)	500,000	527,875
6.10%, 10/15/2052 (a)	55,000	61,021
6.38%, 6/15/2037	35,000	39,644
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	126,000	101,887
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	100,000	92,057
HCA, Inc.:
2.38%, 7/15/2031	550,000	475,420
3.13%, 3/15/2027	200,000	194,328
3.38%, 3/15/2029	600,000	573,066
3.50%, 9/1/2030	195,000	183,752
3.50%, 7/15/2051	242,000	174,218
3.63%, 3/15/2032 (a)	255,000	235,855
4.13%, 6/15/2029	358,000	352,480
4.50%, 2/15/2027	427,000	427,594
4.63%, 3/15/2052	64,000	55,533
5.13%, 6/15/2039	340,000	334,689
5.20%, 6/1/2028 (a)	85,000	87,170
5.25%, 6/15/2049	1,085,000	1,031,282
5.38%, 9/1/2026 (a)	951,000	961,623
5.45%, 4/1/2031	558,000	581,246
5.45%, 9/15/2034	200,000	205,820
5.50%, 6/1/2033	371,000	385,161
5.50%, 6/15/2047	621,000	616,696
5.60%, 4/1/2034	250,000	260,527
5.63%, 9/1/2028 (a)	500,000	519,170
5.88%, 2/15/2026	180,000	181,903

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 2/1/2029	$334,000	$349,995
5.90%, 6/1/2053	250,000	260,872
5.95%, 9/15/2054	100,000	104,998
6.00%, 4/1/2054	165,000	174,431
6.10%, 4/1/2064	250,000	262,870
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	166,000	137,563
Humana, Inc.:
1.35%, 2/3/2027	275,000	257,062
3.13%, 8/15/2029	100,000	94,408
3.70%, 3/23/2029	90,000	87,579
3.95%, 3/15/2027 (a)	100,000	99,101
4.63%, 12/1/2042	200,000	179,206
4.88%, 4/1/2030	43,000	43,765
4.95%, 10/1/2044	500,000	464,205
5.38%, 4/15/2031	155,000	160,447
5.50%, 3/15/2053	175,000	172,634
5.70%, 3/13/2026	100,000	100,025
5.75%, 3/1/2028	100,000	104,342
5.75%, 12/1/2028 (a)	100,000	105,138
5.75%, 4/15/2054 (a)	375,000	383,554
5.88%, 3/1/2033	350,000	371,395
5.95%, 3/15/2034 (a)	742,000	793,784
Icon Investments Six DAC:
5.81%, 5/8/2027	600,000	619,008
6.00%, 5/8/2034	200,000	212,660
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	270,000	233,423
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	225,000	177,705
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	80,293
IQVIA, Inc.:
5.70%, 5/15/2028	350,000	363,723
6.25%, 2/1/2029	295,000	313,641
Kaiser Foundation Hospitals:
Series 2021, 3.00%, 6/1/2051	273,000	195,738
Series 2019, 3.27%, 11/1/2049	544,000	414,164
4.15%, 5/1/2047	607,000	544,455
4.88%, 4/1/2042	60,000	60,065
Laboratory Corp. of America Holdings:
2.95%, 12/1/2029	100,000	93,031
4.35%, 4/1/2030	250,000	247,857
4.55%, 4/1/2032 (a)	250,000	247,202
4.70%, 2/1/2045 (a)	698,000	641,211
4.80%, 10/1/2034	250,000	246,917
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049 (a)	220,000	165,719
Security Description	Principal Amount	Value
Series 2020, 3.34%, 7/1/2060	$160,000	$116,232
Mayo Clinic Series 2021, 3.20%, 11/15/2061	200,000	144,548
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	115,000	105,557
Memorial Health Services 3.45%, 11/1/2049	100,000	79,152
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	75,000	54,343
Series 2015, 4.20%, 7/1/2055 (a)	108,000	96,509
5.00%, 7/1/2042 (a)	100,000	101,227
Methodist Hospital Series 20A, 2.71%, 12/1/2050	100,000	68,254
Montefiore Obligated Group:
4.29%, 9/1/2050	110,000	82,801
Series 18-C, 5.25%, 11/1/2048	100,000	83,869
Mount Sinai Hospital:
Series 2019, 3.74%, 7/1/2049	300,000	205,788
Series 2017, 3.98%, 7/1/2048	100,000	74,416
MultiCare Health System 2.80%, 8/15/2050	90,000	57,258
MyMichigan Health Series 2020, 3.41%, 6/1/2050	100,000	75,250
New York & Presbyterian Hospital:
Series 2019, 3.95%, 8/1/2119 (a)	270,000	211,653
4.02%, 8/1/2045	180,000	160,684
4.06%, 8/1/2056	100,000	86,612
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	135,000	107,995
3.98%, 11/1/2046	200,000	166,064
4.26%, 11/1/2047	155,000	134,002
Novant Health, Inc.:
2.64%, 11/1/2036	200,000	161,544
3.17%, 11/1/2051	100,000	72,130
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	130,000	96,961
4.78%, 7/1/2044	80,000	78,400
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	300,000	232,986
PeaceHealth Obligated Group:
Series 2020, 1.38%, 11/15/2025	100,000	96,276

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2020, 3.22%, 11/15/2050	$185,000	$130,736
Series 2018, 4.79%, 11/15/2048	80,000	74,476
Piedmont Healthcare, Inc. Series 2042, 2.72%, 1/1/2042	150,000	111,995
Presbyterian Healthcare Services 4.88%, 8/1/2052	50,000	49,845
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	230,000	211,002
Series I, 3.74%, 10/1/2047	81,000	65,587
Series A, 3.93%, 10/1/2048	665,000	542,347
5.40%, 10/1/2033	120,000	124,697
Quest Diagnostics, Inc.:
4.20%, 6/30/2029	100,000	99,436
4.60%, 12/15/2027 (a)	115,000	116,513
4.63%, 12/15/2029	650,000	657,936
5.00%, 12/15/2034	350,000	354,420
6.40%, 11/30/2033	220,000	245,927
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	150,000	101,819
Stanford Health Care:
Series 2020, 3.31%, 8/15/2030	578,000	554,406
Series 2018, 3.80%, 11/15/2048	50,000	42,290
Summa Health AGM, 3.51%, 11/15/2051 (g)	50,000	39,050
Sutter Health:
Series 20A, 2.29%, 8/15/2030	200,000	179,056
Series 20A, 3.36%, 8/15/2050 (a)	155,000	118,547
5.16%, 8/15/2033	470,000	487,630
5.55%, 8/15/2053	100,000	108,591
Toledo Hospital AGM, 5.75%, 11/15/2038 (g)	630,000	642,726
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	50,000	40,335
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	165,000	164,680
UnitedHealth Group, Inc.:
1.25%, 1/15/2026 (a)	209,000	201,725
2.00%, 5/15/2030	517,000	460,911
2.88%, 8/15/2029	75,000	71,138
2.95%, 10/15/2027	200,000	194,684
3.13%, 5/15/2060 (a)	342,000	233,254
3.25%, 5/15/2051	555,000	410,694
Security Description	Principal Amount	Value
3.38%, 4/15/2027	$100,000	$98,665
3.70%, 8/15/2049	279,000	224,352
3.75%, 10/15/2047	255,000	209,347
3.85%, 6/15/2028	300,000	298,632
3.88%, 12/15/2028	300,000	298,140
3.88%, 8/15/2059	291,000	231,133
3.95%, 10/15/2042	25,000	21,953
4.00%, 5/15/2029	113,000	112,764
4.20%, 5/15/2032	200,000	198,396
4.20%, 1/15/2047	200,000	177,058
4.25%, 1/15/2029	150,000	151,200
4.25%, 4/15/2047	630,000	556,863
4.25%, 6/15/2048	836,000	738,313
4.38%, 3/15/2042	100,000	93,556
4.50%, 4/15/2033	250,000	251,105
4.60%, 4/15/2027 (a)	250,000	254,540
4.63%, 7/15/2035 (a)	66,000	66,687
4.63%, 11/15/2041	150,000	144,788
4.70%, 4/15/2029	155,000	158,886
4.75%, 7/15/2026 (a)	200,000	202,962
4.75%, 7/15/2045	600,000	582,486
4.75%, 5/15/2052	604,000	575,395
4.80%, 1/15/2030	400,000	411,888
4.90%, 4/15/2031	500,000	517,150
4.95%, 1/15/2032	400,000	413,356
4.95%, 5/15/2062	203,000	196,118
5.00%, 4/15/2034	300,000	309,630
5.05%, 4/15/2053 (a)	357,000	354,376
5.15%, 7/15/2034	500,000	521,685
5.20%, 4/15/2063	422,000	421,878
5.25%, 2/15/2028 (a)	105,000	109,216
5.35%, 2/15/2033	300,000	318,423
5.38%, 4/15/2054	305,000	316,532
5.50%, 7/15/2044	500,000	528,940
5.50%, 4/15/2064	273,000	285,367
5.63%, 7/15/2054	600,000	643,344
5.75%, 7/15/2064	500,000	539,755
5.80%, 3/15/2036	71,000	78,220
5.88%, 2/15/2053	485,000	536,589
5.95%, 2/15/2041	100,000	110,298
6.05%, 2/15/2063	545,000	615,539
6.50%, 6/15/2037	281,000	325,985
6.63%, 11/15/2037	848,000	997,986
Universal Health Services, Inc.:
2.65%, 10/15/2030 (a)	50,000	44,624
2.65%, 1/15/2032	200,000	172,272
4.63%, 10/15/2029	210,000	208,759
5.05%, 10/15/2034	210,000	206,153
UPMC:
5.04%, 5/15/2033 (a)	50,000	51,086
5.38%, 5/15/2043	200,000	206,724
WakeMed Series A, 3.29%, 10/1/2052 (a)	50,000	38,448

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	$269,000	$248,809
		59,230,904
HOME BUILDERS — 0.1%
DR Horton, Inc. 5.00%, 10/15/2034	210,000	212,648
Lennar Corp.:
4.75%, 11/29/2027	71,000	71,920
5.25%, 6/1/2026	100,000	100,887
MDC Holdings, Inc. 6.00%, 1/15/2043	244,000	259,509
NVR, Inc. 3.00%, 5/15/2030	250,000	231,657
PulteGroup, Inc. 5.00%, 1/15/2027	149,000	151,040
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	80,000	77,534
4.88%, 11/15/2025	279,000	279,042
4.88%, 3/15/2027	30,000	30,190
		1,414,427
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.50%, 11/15/2027 (a)	216,000	207,744
4.40%, 3/15/2029 (a)	511,000	491,700
Whirlpool Corp.:
4.50%, 6/1/2046	106,000	89,737
4.60%, 5/15/2050	500,000	418,245
4.75%, 2/26/2029 (a)	200,000	201,920
5.50%, 3/1/2033 (a)	160,000	163,291
5.75%, 3/1/2034 (a)	150,000	153,749
		1,726,386
HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	50,000	49,252
3.25%, 8/15/2032	25,000	23,534
4.60%, 3/1/2033	50,000	51,766
4.80%, 3/2/2026	100,000	101,321
Estee Lauder Cos., Inc.:
2.38%, 12/1/2029	1,000,000	918,010
3.13%, 12/1/2049	50,000	36,460
3.15%, 3/15/2027	70,000	68,590
4.15%, 3/15/2047	220,000	191,954
4.38%, 5/15/2028 (a)	300,000	303,498
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	695,000	682,643
3.63%, 3/24/2032	495,000	465,161
4.00%, 3/24/2052 (a)	250,000	212,185
Kenvue, Inc. 5.20%, 3/22/2063	291,000	298,391
Procter & Gamble Co.:
0.55%, 10/29/2025 (a)	400,000	385,784
1.00%, 4/23/2026	200,000	191,598
1.90%, 2/1/2027	306,000	293,362
Security Description	Principal Amount	Value
2.45%, 11/3/2026 (a)	$291,000	$283,565
2.70%, 2/2/2026	185,000	182,214
2.80%, 3/25/2027 (a)	450,000	439,555
3.00%, 3/25/2030	585,000	559,903
3.55%, 3/25/2040	100,000	89,782
4.10%, 1/26/2026 (a)	280,000	281,204
4.35%, 1/29/2029 (a)	250,000	256,220
4.55%, 1/29/2034 (a)	250,000	258,003
Unilever Capital Corp.:
1.38%, 9/14/2030	50,000	42,786
1.75%, 8/12/2031 (a)	426,000	365,951
2.00%, 7/28/2026 (a)	306,000	296,242
2.13%, 9/6/2029 (a)	159,000	145,251
2.90%, 5/5/2027	152,000	148,338
3.50%, 3/22/2028 (a)	200,000	196,902
4.25%, 8/12/2027	100,000	101,010
4.63%, 8/12/2034	110,000	111,502
5.90%, 11/15/2032	678,000	753,631
		8,785,568
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 4.88%, 12/6/2028	220,000	224,169
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	155,000	129,493
5.00%, 6/15/2052	25,000	24,545
5.60%, 11/15/2032	36,000	38,721
Clorox Co.:
1.80%, 5/15/2030	340,000	297,551
3.90%, 5/15/2028 (a)	100,000	99,047
4.60%, 5/1/2032 (a)	170,000	172,150
Kimberly-Clark Corp.:
3.10%, 3/26/2030	300,000	286,227
3.20%, 4/25/2029 (a)	25,000	24,222
3.90%, 5/4/2047	265,000	226,140
6.63%, 8/1/2037	400,000	479,940
		2,002,205
INSURANCE — 2.8%
ACE Capital Trust II 9.70%, 4/1/2030	285,000	348,147
Aflac, Inc.:
1.13%, 3/15/2026	266,000	254,376
4.75%, 1/15/2049	174,000	163,650
Alleghany Corp.:
3.25%, 8/15/2051	100,000	72,564
3.63%, 5/15/2030	300,000	291,039
Allstate Corp.:
0.75%, 12/15/2025	400,000	383,416
5.05%, 6/24/2029	500,000	515,350
5.25%, 3/30/2033	180,000	187,697
5.95%, 4/1/2036	123,000	135,745
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	45,000	47,461

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
American Financial Group, Inc. 4.50%, 6/15/2047	$100,000	$88,785
American International Group, Inc.:
4.38%, 6/30/2050	330,000	295,617
4.50%, 7/16/2044	244,000	223,216
4.75%, 4/1/2048	310,000	293,790
4.80%, 7/10/2045	100,000	95,532
American National Group, Inc.:
5.00%, 6/15/2027	155,000	155,935
5.75%, 10/1/2029 (e)	125,000	125,663
Aon Corp.:
2.80%, 5/15/2030 (a)	100,000	92,072
3.75%, 5/2/2029	180,000	175,730
4.50%, 12/15/2028 (a)	200,000	201,280
Aon Corp./Aon Global Holdings PLC:
2.60%, 12/2/2031	50,000	44,178
2.85%, 5/28/2027 (a)	270,000	262,027
3.90%, 2/28/2052	205,000	163,865
5.00%, 9/12/2032 (a)	200,000	205,062
5.35%, 2/28/2033	300,000	313,596
Aon Global Ltd.:
3.88%, 12/15/2025	175,000	174,344
4.60%, 6/14/2044	500,000	457,840
Aon North America, Inc.:
5.13%, 3/1/2027	95,000	97,210
5.15%, 3/1/2029	200,000	206,574
5.30%, 3/1/2031	250,000	260,812
5.45%, 3/1/2034	350,000	367,510
5.75%, 3/1/2054	475,000	502,840
Arch Capital Group Ltd. 3.64%, 6/30/2050	100,000	77,663
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	200,000	132,654
3.50%, 5/20/2051	50,000	37,020
5.45%, 7/15/2034	250,000	260,467
5.75%, 3/2/2053	135,000	140,573
5.75%, 7/15/2054 (a)	180,000	187,636
6.50%, 2/15/2034 (a)	180,000	200,932
Assurant, Inc. 3.70%, 2/22/2030	166,000	157,408
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031 (a)	20,000	18,106
6.13%, 9/15/2028	40,000	42,450
Athene Holding Ltd.:
3.95%, 5/25/2051 (a)	86,000	66,059
4.13%, 1/12/2028	360,000	355,273
5.88%, 1/15/2034	250,000	261,485
6.15%, 4/3/2030 (a)	310,000	333,216
6.25%, 4/1/2054	65,000	69,137
6.65%, 2/1/2033	102,000	112,154
AXIS Specialty Finance LLC 3.90%, 7/15/2029 (a)	139,000	135,101
Security Description	Principal Amount	Value
AXIS Specialty Finance PLC 4.00%, 12/6/2027	$50,000	$49,233
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	200,000	172,834
2.30%, 3/15/2027	100,000	96,834
2.85%, 10/15/2050	600,000	421,140
3.85%, 3/15/2052	175,000	147,665
4.20%, 8/15/2048	236,000	216,929
4.25%, 1/15/2049 (a)	632,000	586,054
4.30%, 5/15/2043	85,000	80,838
4.40%, 5/15/2042 (a)	591,000	579,948
5.75%, 1/15/2040 (a)	428,000	486,576
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	500,000	494,120
4.50%, 2/11/2043 (a)	125,000	124,883
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	100,000	69,234
4.70%, 6/22/2047 (a)	538,000	443,086
5.63%, 5/15/2030 (a)	528,000	547,483
Brown & Brown, Inc.:
2.38%, 3/15/2031 (a)	180,000	155,803
4.20%, 3/17/2032	90,000	86,281
5.65%, 6/11/2034	400,000	419,484
Chubb Corp. 6.00%, 5/11/2037	197,000	220,478
Chubb INA Holdings LLC:
2.85%, 12/15/2051	250,000	174,165
3.05%, 12/15/2061	110,000	75,039
3.35%, 5/3/2026 (a)	50,000	49,412
4.35%, 11/3/2045	200,000	184,516
4.65%, 8/15/2029 (a)	400,000	409,132
5.00%, 3/15/2034	555,000	576,179
Cincinnati Financial Corp. 6.13%, 11/1/2034	300,000	325,809
CNA Financial Corp.:
4.50%, 3/1/2026	163,000	163,124
5.13%, 2/15/2034	90,000	92,031
5.50%, 6/15/2033	100,000	105,192
CNO Financial Group, Inc.:
5.25%, 5/30/2029	62,000	62,740
6.45%, 6/15/2034	150,000	158,405
Corebridge Financial, Inc.:
3.65%, 4/5/2027	278,000	273,482
3.90%, 4/5/2032 (a)	375,000	351,630
4.40%, 4/5/2052	319,000	272,847
5.75%, 1/15/2034	504,000	531,307
6.05%, 9/15/2033 (a)	386,000	411,843
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	55,000	56,901
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (c)	25,000	23,355
Enstar Group Ltd.:
3.10%, 9/1/2031 (a)	559,000	483,060
4.95%, 6/1/2029	114,000	114,616

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Equitable Holdings, Inc.:
4.35%, 4/20/2028	$164,000	$163,393
5.00%, 4/20/2048 (a)	322,000	307,938
Essent Group Ltd. 6.25%, 7/1/2029	300,000	312,903
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	385,000	279,984
F&G Annuities & Life, Inc.:
6.50%, 6/4/2029 (a)	100,000	102,989
7.40%, 1/13/2028 (a)	200,000	211,202
Fairfax Financial Holdings Ltd.:
4.63%, 4/29/2030 (a)	250,000	249,730
4.85%, 4/17/2028	105,000	106,212
5.63%, 8/16/2032	59,000	61,183
6.00%, 12/7/2033 (b)	500,000	527,080
6.10%, 3/15/2055 (b)	100,000	104,170
6.35%, 3/22/2054 (b)	400,000	428,044
Fidelity National Financial, Inc. 2.45%, 3/15/2031	500,000	433,400
First American Financial Corp.:
2.40%, 8/15/2031	100,000	83,976
4.00%, 5/15/2030	160,000	152,109
5.45%, 9/30/2034	200,000	199,070
Globe Life, Inc.:
4.55%, 9/15/2028 (a)	100,000	100,016
5.85%, 9/15/2034 (a)	105,000	108,472
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	400,000	399,256
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048	326,000	291,193
5.95%, 10/15/2036	100,000	108,850
Horace Mann Educators Corp. 7.25%, 9/15/2028 (a)	110,000	119,347
Jackson Financial, Inc. 5.17%, 6/8/2027	78,000	79,187
Kemper Corp.:
2.40%, 9/30/2030	101,000	87,563
3.80%, 2/23/2032 (a)	110,000	100,035
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	50,000	46,406
3.40%, 1/15/2031	250,000	231,678
3.80%, 3/1/2028 (a)	201,000	197,271
7.00%, 6/15/2040 (a)	534,000	614,506
Loews Corp. 3.20%, 5/15/2030	75,000	70,770
Manulife Financial Corp.:
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (c)	760,000	749,155
4.15%, 3/4/2026 (a)	200,000	199,568
5.38%, 3/4/2046 (a)	100,000	103,662
Markel Group, Inc.:
3.45%, 5/7/2052	450,000	318,987
4.30%, 11/1/2047	100,000	84,114
Security Description	Principal Amount	Value
5.00%, 4/5/2046	$55,000	$51,169
6.00%, 5/16/2054	205,000	217,929
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	38,000	34,003
2.38%, 12/15/2031	166,000	145,565
3.75%, 3/14/2026	35,000	34,790
4.20%, 3/1/2048	228,000	199,495
4.75%, 3/15/2039	150,000	148,175
4.90%, 3/15/2049	268,000	256,945
5.15%, 3/15/2034 (a)	180,000	188,564
5.45%, 3/15/2053	225,000	234,099
5.45%, 3/15/2054	250,000	259,232
5.70%, 9/15/2053 (a)	915,000	983,241
MetLife, Inc.:
4.05%, 3/1/2045	856,000	747,202
4.13%, 8/13/2042	385,000	344,282
4.55%, 3/23/2030 (a)	126,000	128,931
4.60%, 5/13/2046	94,000	89,003
4.72%, 12/15/2044	581,000	551,061
4.88%, 11/13/2043	237,000	232,862
5.25%, 1/15/2054 (a)	168,000	173,154
5.30%, 12/15/2034 (a)	350,000	367,594
5.38%, 7/15/2033 (a)	100,000	106,307
5.70%, 6/15/2035 (a)	160,000	174,330
5.88%, 2/6/2041	107,000	116,704
6.40%, 12/15/2066	278,000	294,580
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	115,000	117,728
NMI Holdings, Inc. 6.00%, 8/15/2029	200,000	205,832
Old Republic International Corp. 5.75%, 3/28/2034	300,000	314,616
PartnerRe Finance B LLC 5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (c)	77,000	71,114
Primerica, Inc. 2.80%, 11/19/2031	500,000	439,710
Principal Financial Group, Inc.:
2.13%, 6/15/2030	250,000	220,823
3.10%, 11/15/2026	200,000	195,558
3.70%, 5/15/2029	241,000	235,038
4.63%, 9/15/2042	50,000	46,858
5.38%, 3/15/2033	50,000	52,297
5.50%, 3/15/2053	200,000	205,020
Progressive Corp.:
3.20%, 3/26/2030	998,000	950,884
3.70%, 3/15/2052	25,000	20,120
3.95%, 3/26/2050	100,000	84,289
4.13%, 4/15/2047	50,000	44,117
4.35%, 4/25/2044	125,000	114,116
4.95%, 6/15/2033 (a)	100,000	103,627
6.25%, 12/1/2032	101,000	113,517

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Prudential Financial, Inc.:
Series MTN, 3.70%, 3/13/2051	$200,000	$158,228
3.91%, 12/7/2047	560,000	465,399
3.94%, 12/7/2049	573,000	473,441
Series MTN, 4.42%, 3/27/2048	100,000	88,931
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (c)	842,000	829,168
Series MTN, 4.60%, 5/15/2044	200,000	189,110
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (c)	100,000	107,312
Series MTN, 6.63%, 6/21/2040 (a)	100,000	115,171
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (c)	650,000	704,411
Prudential Funding Asia PLC 3.63%, 3/24/2032	1,229,000	1,153,576
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	292,000	272,106
5.75%, 9/15/2034	300,000	316,119
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033 (a)	751,000	787,919
SiriusPoint Ltd. 7.00%, 4/5/2029	190,000	199,382
Stewart Information Services Corp. 3.60%, 11/15/2031	125,000	109,580
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	190,000	249,709
Travelers Cos., Inc.:
4.00%, 5/30/2047	200,000	173,046
4.05%, 3/7/2048	265,000	228,902
4.10%, 3/4/2049	200,000	173,574
5.35%, 11/1/2040	100,000	104,935
5.45%, 5/25/2053	285,000	304,104
Series MTN, 6.25%, 6/15/2037 (a)	201,000	229,421
6.75%, 6/20/2036	100,000	118,018
Unum Group:
4.13%, 6/15/2051	350,000	276,472
6.00%, 6/15/2054	200,000	208,264
W.R. Berkley Corp. 4.75%, 8/1/2044	100,000	93,439
Willis North America, Inc.:
4.65%, 6/15/2027	464,000	467,930
5.05%, 9/15/2048	50,000	46,876
5.35%, 5/15/2033	400,000	411,484
5.90%, 3/5/2054	300,000	314,055
XL Group Ltd. 5.25%, 12/15/2043	250,000	247,147
		47,049,074
Security Description	Principal Amount	Value
INTERNET — 1.6%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	$208,000	$181,642
3.15%, 2/9/2051	207,000	148,148
3.25%, 2/9/2061 (a)	495,000	341,416
3.40%, 12/6/2027	176,000	171,906
4.20%, 12/6/2047 (a)	379,000	330,443
4.40%, 12/6/2057 (a)	445,000	393,153
4.50%, 11/28/2034	75,000	73,734
Alphabet, Inc.:
1.90%, 8/15/2040	500,000	356,810
2.05%, 8/15/2050 (a)	300,000	186,813
2.25%, 8/15/2060 (a)	200,000	122,718
Amazon.com, Inc.:
1.00%, 5/12/2026 (a)	766,000	732,579
1.20%, 6/3/2027	482,000	450,357
1.50%, 6/3/2030 (a)	450,000	393,669
1.65%, 5/12/2028 (a)	350,000	324,076
2.10%, 5/12/2031	404,000	357,685
2.50%, 6/3/2050 (a)	720,000	475,862
2.70%, 6/3/2060 (a)	300,000	192,726
3.10%, 5/12/2051	475,000	352,868
3.15%, 8/22/2027	969,000	951,238
3.25%, 5/12/2061	799,000	578,556
3.30%, 4/13/2027	350,000	345,506
3.45%, 4/13/2029 (a)	400,000	394,128
3.60%, 4/13/2032 (a)	225,000	217,404
3.88%, 8/22/2037	679,000	639,503
3.95%, 4/13/2052	366,000	318,665
4.05%, 8/22/2047	1,222,000	1,098,114
4.10%, 4/13/2062	391,000	337,234
4.25%, 8/22/2057	400,000	361,544
4.55%, 12/1/2027	700,000	714,679
4.60%, 12/1/2025	322,000	324,128
4.65%, 12/1/2029	400,000	413,260
4.70%, 12/1/2032 (a)	675,000	701,473
4.80%, 12/5/2034	200,000	209,136
4.95%, 12/5/2044 (a)	500,000	519,180
5.20%, 12/3/2025 (a)	208,000	210,442
Baidu, Inc.:
1.72%, 4/9/2026 (a)	250,000	240,088
2.38%, 10/9/2030	2,000	1,787
2.38%, 8/23/2031	328,000	285,281
3.43%, 4/7/2030	450,000	428,827
3.63%, 7/6/2027 (a)	160,000	157,514
Booking Holdings, Inc.:
3.60%, 6/1/2026 (a)	225,000	223,614
4.63%, 4/13/2030	420,000	429,786
eBay, Inc.:
1.40%, 5/10/2026	175,000	167,479
2.70%, 3/11/2030 (a)	100,000	92,291
3.60%, 6/5/2027 (a)	300,000	296,538
4.00%, 7/15/2042	825,000	704,063
5.90%, 11/22/2025	362,000	367,372

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Expedia Group, Inc.:
2.95%, 3/15/2031 (a)	$50,000	$45,495
3.25%, 2/15/2030 (a)	240,000	226,442
3.80%, 2/15/2028	412,000	404,337
4.63%, 8/1/2027	325,000	327,486
JD.com, Inc. 3.38%, 1/14/2030	100,000	95,056
Meta Platforms, Inc.:
3.50%, 8/15/2027	554,000	549,441
3.85%, 8/15/2032	450,000	437,467
4.30%, 8/15/2029	200,000	203,080
4.45%, 8/15/2052	905,000	834,636
4.55%, 8/15/2031	500,000	511,150
4.60%, 5/15/2028	200,000	205,102
4.65%, 8/15/2062	300,000	278,910
4.75%, 8/15/2034 (a)	500,000	510,305
4.80%, 5/15/2030 (a)	95,000	98,818
4.95%, 5/15/2033 (a)	339,000	355,208
5.40%, 8/15/2054	500,000	523,575
5.55%, 8/15/2064	700,000	742,091
5.60%, 5/15/2053	560,000	607,158
5.75%, 5/15/2063	454,000	496,603
Netflix, Inc.:
4.38%, 11/15/2026 (a)	400,000	402,888
4.88%, 4/15/2028 (a)	100,000	102,393
4.90%, 8/15/2034 (a)	135,000	139,606
5.40%, 8/15/2054	210,000	221,863
6.38%, 5/15/2029 (a)	300,000	327,648
Tencent Music Entertainment Group 2.00%, 9/3/2030	445,000	386,870
Uber Technologies, Inc.:
4.30%, 1/15/2030	100,000	99,643
4.80%, 9/15/2034	400,000	399,544
5.35%, 9/15/2054	300,000	297,570
VeriSign, Inc. 4.75%, 7/15/2027	50,000	50,089
Weibo Corp. 3.38%, 7/8/2030 (a)	32,000	29,391
		27,225,300
INVESTMENT COMPANY SECURITY — 0.9%
Apollo Debt Solutions BDC 6.90%, 4/13/2029 (b)	660,000	686,050
ARES Capital Corp.:
2.15%, 7/15/2026	8,000	7,609
2.88%, 6/15/2027	302,000	285,662
2.88%, 6/15/2028	350,000	322,868
3.20%, 11/15/2031	1,000	868
3.88%, 1/15/2026	407,000	401,147
5.88%, 3/1/2029	346,000	354,280
5.95%, 7/15/2029	115,000	118,077
7.00%, 1/15/2027	390,000	405,912
Ares Strategic Income Fund 5.60%, 2/15/2030 (b) (e)	200,000	198,348
Security Description	Principal Amount	Value
ARES Strategic Income Fund 6.35%, 8/15/2029 (b)	$350,000	$357,441
Barings BDC, Inc. 7.00%, 2/15/2029	155,000	162,223
BlackRock TCP Capital Corp. 6.95%, 5/30/2029 (a)	115,000	117,210
Blackstone Private Credit Fund:
2.63%, 12/15/2026	274,000	259,059
3.25%, 3/15/2027	200,000	190,548
4.00%, 1/15/2029 (a)	300,000	285,654
4.95%, 9/26/2027 (b)	200,000	198,202
5.25%, 4/1/2030 (a) (b)	250,000	246,295
6.25%, 1/25/2031 (b)	214,000	219,795
7.30%, 11/27/2028 (b)	308,000	327,860
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	152,000	141,849
2.75%, 9/16/2026 (a)	385,000	368,114
2.85%, 9/30/2028	374,000	341,211
3.63%, 1/15/2026	250,000	244,985
5.88%, 11/15/2027	200,000	203,364
Blue Owl Capital Corp.:
2.63%, 1/15/2027	122,000	115,141
2.88%, 6/11/2028	600,000	549,612
3.13%, 4/13/2027	113,000	106,892
5.95%, 3/15/2029 (a)	215,000	219,524
8.45%, 11/15/2026 (b)	221,000	232,260
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	200,000	191,010
5.80%, 3/15/2030 (b)	200,000	198,130
6.60%, 9/15/2029 (a) (b)	40,000	41,028
6.65%, 3/15/2031 (a)	145,000	148,247
7.75%, 1/15/2029	175,000	186,739
7.95%, 6/13/2028	350,000	374,125
Blue Owl Technology Finance Corp. II 6.75%, 4/4/2029 (b)	190,000	190,849
Franklin BSP Capital Corp. 7.20%, 6/15/2029 (b)	190,000	194,820
FS KKR Capital Corp.:
3.13%, 10/12/2028 (a)	369,000	335,163
3.40%, 1/15/2026	219,000	213,514
6.88%, 8/15/2029	150,000	156,095
7.88%, 1/15/2029 (a)	260,000	279,477
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027	200,000	206,304
Golub Capital BDC, Inc.:
2.50%, 8/24/2026	160,000	151,933
6.00%, 7/15/2029 (a)	250,000	254,165
7.05%, 12/5/2028 (a)	125,000	131,823
Golub Capital Private Credit Fund 5.80%, 9/12/2029 (b)	500,000	498,205

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/2034 (b)	$268,000	$274,579
HPS Corporate Lending Fund:
6.25%, 9/30/2029 (a) (b)	200,000	203,594
6.75%, 1/30/2029 (a) (b)	125,000	129,403
Main Street Capital Corp. 6.50%, 6/4/2027	100,000	102,242
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029 (a) (b)	215,000	217,743
New Mountain Finance Corp. 6.88%, 2/1/2029 (a)	75,000	75,931
North Haven Private Income Fund LLC 5.75%, 2/1/2030 (b) (e)	250,000	246,963
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	110,000	102,963
7.10%, 2/15/2029 (a)	100,000	104,013
Oaktree Strategic Credit Fund:
6.50%, 7/23/2029 (b)	100,000	101,522
8.40%, 11/14/2028 (b)	40,000	43,264
Prospect Capital Corp.:
3.36%, 11/15/2026	50,000	46,574
3.44%, 10/15/2028 (a)	218,000	189,826
3.71%, 1/22/2026 (a)	470,000	455,594
Sixth Street Lending Partners:
5.75%, 1/15/2030 (b)	200,000	199,312
6.50%, 3/11/2029 (b)	560,000	574,202
Sixth Street Specialty Lending, Inc. 6.95%, 8/14/2028 (a)	810,000	854,185
		15,341,597
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.55%, 3/11/2026	720,000	719,467
6.00%, 6/17/2034 (a)	75,000	79,594
6.35%, 6/17/2054 (a)	200,000	208,786
6.75%, 3/1/2041	465,000	510,640
6.80%, 11/29/2032 (a)	243,000	271,035
7.00%, 10/15/2039	200,000	227,070
Nucor Corp.:
2.98%, 12/15/2055	115,000	75,546
3.85%, 4/1/2052	874,000	708,936
4.30%, 5/23/2027 (a)	85,000	85,654
4.40%, 5/1/2048	125,000	112,187
Steel Dynamics, Inc.:
3.25%, 10/15/2050	300,000	210,975
5.38%, 8/15/2034 (a)	105,000	108,322
Vale Overseas Ltd.:
3.75%, 7/8/2030	840,000	800,629
6.13%, 6/12/2033 (a)	821,000	869,111
6.40%, 6/28/2054	200,000	210,262
6.88%, 11/21/2036	200,000	222,960
Security Description	Principal Amount	Value
6.88%, 11/10/2039	$175,000	$194,066
8.25%, 1/17/2034	100,000	122,437
		5,737,677
IT SERVICES — 0.4%
Apple, Inc.:
4.00%, 5/10/2028 (a)	140,000	141,543
4.42%, 5/8/2026	145,000	145,029
4.85%, 5/10/2053 (a)	325,000	335,023
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	375,000	400,999
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	368,000	289,822
3.45%, 12/15/2051 (a)	468,000	342,941
5.40%, 4/15/2034	500,000	521,270
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	125,000	130,721
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027 (a)	200,000	200,172
4.45%, 9/25/2026	200,000	200,420
4.55%, 10/15/2029	400,000	398,724
4.85%, 10/15/2031	500,000	498,650
5.00%, 10/15/2034 (a)	500,000	495,105
5.25%, 7/1/2028	200,000	206,246
5.60%, 10/15/2054	400,000	392,612
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	459,000	464,458
4.60%, 2/5/2029	250,000	254,275
4.70%, 2/5/2026 (a)	400,000	402,236
4.75%, 2/5/2031 (a)	550,000	563,491
4.90%, 2/5/2034 (a)	250,000	256,085
5.25%, 2/5/2044	250,000	254,637
5.30%, 2/5/2054 (a)	300,000	303,372
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	113,000	120,785
		7,318,616
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031 (a)	643,000	540,056
4.40%, 9/15/2032 (a)	240,000	226,140
5.85%, 3/18/2029 (a)	190,000	196,076
Polaris, Inc. 6.95%, 3/15/2029 (a)	250,000	271,277
		1,233,549
LODGING — 0.4%
Choice Hotels International, Inc.:
3.70%, 12/1/2029 (a)	100,000	94,680
5.85%, 8/1/2034	160,000	164,810
Hyatt Hotels Corp.:
4.85%, 3/15/2026	549,000	550,790

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 6/30/2029	$100,000	$102,378
5.50%, 6/30/2034	105,000	107,163
5.75%, 1/30/2027	700,000	717,220
Las Vegas Sands Corp.:
3.90%, 8/8/2029	200,000	190,668
5.90%, 6/1/2027	200,000	205,488
6.00%, 8/15/2029	200,000	207,658
6.20%, 8/15/2034	500,000	523,285
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033	213,000	182,019
Series R, 3.13%, 6/15/2026 (a)	50,000	49,050
Series GG, 3.50%, 10/15/2032	102,000	93,328
Series FF, 4.63%, 6/15/2030	126,000	127,173
4.80%, 3/15/2030 (a)	200,000	202,728
4.88%, 5/15/2029	277,000	282,277
4.90%, 4/15/2029	800,000	816,520
5.00%, 10/15/2027 (a)	51,000	52,048
5.30%, 5/15/2034	310,000	319,461
5.35%, 3/15/2035	200,000	204,882
5.55%, 10/15/2028 (a)	100,000	104,645
Sands China Ltd.:
2.85%, 3/8/2029	500,000	453,650
3.80%, 1/8/2026	150,000	147,277
4.38%, 6/18/2030 (a)	90,000	86,214
5.40%, 8/8/2028 (a)	680,000	686,406
		6,671,818
MACHINERY, CONSTRUCTION & MINING — 0.2%
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025 (a)	100,000	96,439
0.90%, 3/2/2026	226,000	216,754
Series MTN, 1.15%, 9/14/2026	200,000	189,774
Series MTN, 1.70%, 1/8/2027	100,000	95,221
2.40%, 8/9/2026	50,000	48,625
Series DMTN, 4.35%, 5/15/2026	100,000	100,632
4.38%, 8/16/2029 (a)	155,000	157,303
4.40%, 10/15/2027	200,000	202,620
4.45%, 10/16/2026	145,000	146,717
4.50%, 1/8/2027	315,000	319,290
4.80%, 1/6/2026	250,000	252,335
4.85%, 2/27/2029 (a)	350,000	361,701
5.00%, 5/14/2027	251,000	257,880
5.05%, 2/27/2026 (a)	350,000	355,208
Caterpillar, Inc.:
2.60%, 9/19/2029 (a)	124,000	116,124
2.60%, 4/9/2030	183,000	170,009
3.25%, 9/19/2049 (a)	200,000	153,204
Security Description	Principal Amount	Value
3.25%, 4/9/2050 (a)	$100,000	$76,595
3.80%, 8/15/2042	400,000	351,132
5.20%, 5/27/2041	178,000	186,081
		3,853,644
MACHINERY-DIVERSIFIED — 0.8%
AGCO Corp.:
5.45%, 3/21/2027	515,000	525,331
5.80%, 3/21/2034 (a)	155,000	162,107
CNH Industrial Capital LLC:
1.45%, 7/15/2026	25,000	23,770
4.55%, 4/10/2028 (a)	160,000	160,864
5.10%, 4/20/2029	250,000	257,435
5.50%, 1/12/2029	250,000	260,617
Deere & Co.:
3.10%, 4/15/2030	350,000	332,164
3.90%, 6/9/2042 (a)	100,000	89,573
Dover Corp.:
2.95%, 11/4/2029	47,000	44,029
3.15%, 11/15/2025	79,000	77,851
5.38%, 3/1/2041	30,000	30,794
Flowserve Corp.:
2.80%, 1/15/2032	50,000	43,271
3.50%, 10/1/2030	441,000	410,937
IDEX Corp. 4.95%, 9/1/2029 (a)	135,000	138,024
Ingersoll Rand, Inc.:
5.18%, 6/15/2029 (a)	275,000	284,474
5.20%, 6/15/2027	501,000	513,520
5.40%, 8/14/2028	100,000	104,131
5.45%, 6/15/2034	105,000	110,448
5.70%, 6/15/2054 (a)	85,000	90,613
John Deere Capital Corp.:
Series MTN, 0.70%, 1/15/2026	50,000	47,942
Series MTN, 1.05%, 6/17/2026 (a)	443,000	422,179
Series MTN, 1.30%, 10/13/2026	50,000	47,412
Series MTN, 1.50%, 3/6/2028	100,000	92,146
Series MTN, 1.70%, 1/11/2027	250,000	237,707
Series MTN, 1.75%, 3/9/2027	277,000	262,848
Series MTN, 2.25%, 9/14/2026 (a)	100,000	96,957
Series MTN, 2.35%, 3/8/2027	50,000	48,125
Series MTN, 2.65%, 6/10/2026	75,000	73,406
Series MTN, 2.80%, 7/18/2029 (a)	298,000	282,084
Series MTN, 3.90%, 6/7/2032	406,000	395,826
Series MTN, 4.15%, 9/15/2027	169,000	170,252

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 7/15/2027	$125,000	$126,038
Series MTN, 4.35%, 9/15/2032 (a)	101,000	101,712
4.40%, 9/8/2031 (a)	250,000	251,835
4.50%, 1/8/2027	300,000	303,807
4.50%, 1/16/2029	250,000	254,687
Series MTN, 4.70%, 6/10/2030 (a)	365,000	375,819
Series MTN, 4.75%, 1/20/2028	200,000	204,782
Series MTN, 4.80%, 1/9/2026	265,000	267,499
Series MTN, 4.85%, 3/5/2027	250,000	255,117
Series MTN, 4.85%, 6/11/2029	250,000	258,180
Series MTN, 4.90%, 6/11/2027	220,000	225,489
Series MTN, 4.90%, 3/3/2028 (a)	535,000	550,964
Series MTN, 4.90%, 3/7/2031	250,000	259,240
Series MTN, 4.95%, 3/6/2026 (a)	170,000	172,159
Series MTN, 4.95%, 7/14/2028	55,000	56,770
Series FXD, 5.05%, 3/3/2026	173,000	175,559
Series MTN, 5.05%, 6/12/2034 (a)	250,000	260,967
Series MTN, 5.10%, 4/11/2034 (a)	250,000	261,715
Series I, 5.15%, 9/8/2033	325,000	343,161
Series MTN, 5.15%, 9/8/2026 (a)	100,000	102,333
Nordson Corp.:
4.50%, 12/15/2029	300,000	301,116
5.80%, 9/15/2033 (a)	100,000	107,906
nVent Finance SARL:
2.75%, 11/15/2031 (a)	100,000	86,537
5.65%, 5/15/2033	50,000	51,955
Otis Worldwide Corp.:
2.57%, 2/15/2030	172,000	157,459
3.11%, 2/15/2040 (a)	790,000	634,757
5.25%, 8/16/2028	55,000	56,953
Rockwell Automation, Inc.:
2.80%, 8/15/2061	200,000	124,938
4.20%, 3/1/2049 (a)	230,000	204,367
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	406,000	411,144
5.61%, 3/11/2034	45,000	47,543
Xylem, Inc.:
2.25%, 1/30/2031 (a)	50,000	43,947
3.25%, 11/1/2026 (a)	200,000	195,956
		13,069,248
Security Description	Principal Amount	Value
MEDIA — 2.6%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	$360,000	$320,342
3.50%, 6/1/2041	300,000	210,561
3.50%, 3/1/2042	700,000	486,472
3.75%, 2/15/2028	400,000	383,832
3.85%, 4/1/2061	400,000	245,100
3.95%, 6/30/2062	225,000	139,385
4.20%, 3/15/2028	300,000	291,855
4.40%, 12/1/2061	93,000	63,250
4.80%, 3/1/2050	1,070,000	816,891
5.05%, 3/30/2029	643,000	639,817
5.13%, 7/1/2049	265,000	212,620
5.25%, 4/1/2053	200,000	163,276
5.38%, 4/1/2038	935,000	854,702
5.38%, 5/1/2047	657,000	550,192
5.50%, 4/1/2063	200,000	162,396
5.75%, 4/1/2048	804,000	700,557
6.10%, 6/1/2029	354,000	366,464
6.15%, 11/10/2026	295,000	303,290
6.38%, 10/23/2035	700,000	714,595
6.48%, 10/23/2045	825,000	794,838
6.55%, 6/1/2034	180,000	186,982
6.65%, 2/1/2034	243,000	254,047
6.83%, 10/23/2055	219,000	218,437
Comcast Corp.:
1.50%, 2/15/2031	200,000	168,676
1.95%, 1/15/2031	616,000	534,596
2.35%, 1/15/2027	100,000	96,396
2.45%, 8/15/2052 (a)	125,000	76,041
2.65%, 2/1/2030	355,000	328,492
2.80%, 1/15/2051	380,000	252,103
2.89%, 11/1/2051	1,061,000	712,217
2.94%, 11/1/2056	906,000	591,872
2.99%, 11/1/2063	900,000	570,339
3.15%, 3/1/2026	640,000	631,168
3.25%, 11/1/2039	150,000	122,546
3.30%, 4/1/2027 (a)	332,000	326,578
3.40%, 4/1/2030	794,000	761,343
3.40%, 7/15/2046	149,000	115,322
3.45%, 2/1/2050	725,000	547,723
3.55%, 5/1/2028	566,000	555,263
3.75%, 4/1/2040	881,000	762,135
3.90%, 3/1/2038	449,000	405,420
3.95%, 10/15/2025	100,000	99,716
3.97%, 11/1/2047	1,286,000	1,074,209
4.00%, 3/1/2048	794,000	665,483
4.00%, 11/1/2049	384,000	320,486
4.05%, 11/1/2052	327,000	271,832
4.15%, 10/15/2028	150,000	150,213
4.20%, 8/15/2034	200,000	193,406
4.25%, 10/15/2030	710,000	708,388

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 1/15/2033	$208,000	$204,304
4.55%, 1/15/2029	224,000	227,671
4.60%, 10/15/2038 (a)	250,000	243,080
4.60%, 8/15/2045	90,000	83,723
4.65%, 2/15/2033 (a)	200,000	202,892
4.65%, 7/15/2042	50,000	47,119
4.70%, 10/15/2048 (a)	500,000	473,135
4.95%, 10/15/2058 (a)	251,000	240,942
5.10%, 6/1/2029 (a)	500,000	520,835
5.25%, 11/7/2025	64,000	64,663
5.30%, 6/1/2034 (a)	750,000	789,165
5.35%, 5/15/2053	601,000	614,667
5.50%, 11/15/2032 (a)	525,000	561,850
5.50%, 5/15/2064	300,000	309,741
5.65%, 6/1/2054 (a)	240,000	255,962
7.05%, 3/15/2033	250,000	292,155
Discovery Communications LLC:
3.63%, 5/15/2030	250,000	225,000
3.95%, 3/20/2028	350,000	333,757
4.00%, 9/15/2055	100,000	67,177
4.13%, 5/15/2029	152,000	143,687
4.90%, 3/11/2026	750,000	749,475
5.00%, 9/20/2037	450,000	390,596
6.35%, 6/1/2040	80,000	76,455
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	100,000	96,718
3.45%, 3/1/2032	208,000	189,394
Fox Corp.:
4.71%, 1/25/2029 (a)	290,000	293,663
5.48%, 1/25/2039	300,000	302,769
5.58%, 1/25/2049 (a)	723,000	711,497
6.50%, 10/13/2033	500,000	546,955
Grupo Televisa SAB:
5.25%, 5/24/2049	100,000	85,717
6.63%, 1/15/2040	260,000	257,941
8.50%, 3/11/2032	385,000	446,088
NBCUniversal Media LLC:
5.95%, 4/1/2041	150,000	163,542
6.40%, 4/30/2040	400,000	453,332
Paramount Global:
3.70%, 6/1/2028	300,000	284,559
4.20%, 6/1/2029 (a)	200,000	189,864
4.38%, 3/15/2043	200,000	148,102
4.60%, 1/15/2045	159,000	117,876
4.85%, 7/1/2042	155,000	123,216
4.90%, 8/15/2044	65,000	50,096
4.95%, 1/15/2031	315,000	297,703
4.95%, 5/19/2050	50,000	38,434
5.25%, 4/1/2044	250,000	199,960
5.50%, 5/15/2033	100,000	93,271
5.85%, 9/1/2043	211,000	183,819
6.88%, 4/30/2036	181,000	183,074
7.88%, 7/30/2030	1,019,000	1,114,348
Security Description	Principal Amount	Value
TCI Communications, Inc. 7.88%, 2/15/2026	$80,000	$83,775
Thomson Reuters Corp. 5.85%, 4/15/2040	150,000	160,259
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	500,000	573,940
Time Warner Cable LLC:
4.50%, 9/15/2042	153,000	117,273
5.50%, 9/1/2041	165,000	143,322
5.88%, 11/15/2040	836,000	757,031
6.55%, 5/1/2037	211,000	208,989
6.75%, 6/15/2039	865,000	865,061
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	633,000	609,807
3.00%, 2/13/2026	550,000	541,943
Series MTN, 3.00%, 7/30/2046	50,000	36,363
Series GMTN, 4.13%, 6/1/2044	500,000	441,810
Series MTN, 7.00%, 3/1/2032 (a)	60,000	70,281
Walt Disney Co.:
2.00%, 9/1/2029 (a)	307,000	279,131
2.20%, 1/13/2028 (a)	550,000	522,022
2.65%, 1/13/2031	953,000	869,860
2.75%, 9/1/2049 (a)	110,000	74,876
3.50%, 5/13/2040	400,000	340,556
3.60%, 1/13/2051	810,000	647,206
3.70%, 10/15/2025	200,000	199,208
3.80%, 5/13/2060	157,000	124,850
4.70%, 3/23/2050 (a)	380,000	368,877
4.75%, 9/15/2044	210,000	202,432
4.75%, 11/15/2046 (a)	200,000	191,534
4.95%, 10/15/2045	371,000	364,493
6.15%, 2/15/2041	150,000	169,769
6.55%, 3/15/2033	425,000	487,700
7.75%, 12/1/2045	210,000	281,366
		43,545,587
METAL FABRICATE & HARDWARE — 0.0% (f)
Valmont Industries, Inc.:
5.00%, 10/1/2044	50,000	47,615
5.25%, 10/1/2054	100,000	95,728
		143,343
MINING — 0.6%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	216,000	203,528
3.75%, 10/1/2030 (a)	160,000	148,690
Barrick North America Finance LLC 5.75%, 5/1/2043 (a)	180,000	191,151

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	$487,000	$524,616
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	200,000	204,062
4.88%, 2/27/2026	150,000	151,416
5.00%, 9/30/2043	1,413,000	1,413,184
5.10%, 9/8/2028	200,000	206,832
5.25%, 9/8/2026	175,000	178,834
5.25%, 9/8/2033	300,000	314,265
5.50%, 9/8/2053 (a)	160,000	170,570
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	178,000	175,649
4.25%, 3/1/2030	250,000	244,812
4.38%, 8/1/2028	270,000	267,999
5.45%, 3/15/2043	500,000	501,885
Newmont Corp.:
2.25%, 10/1/2030 (a)	50,000	44,790
2.60%, 7/15/2032 (a)	364,000	322,675
2.80%, 10/1/2029 (a)	700,000	656,432
4.88%, 3/15/2042 (a)	50,000	49,431
5.45%, 6/9/2044	240,000	247,620
5.88%, 4/1/2035	54,000	58,908
6.25%, 10/1/2039	86,000	97,651
Newmont Corp./Newcrest Finance Pty. Ltd.:
3.25%, 5/13/2030	30,000	28,372
5.30%, 3/15/2026	165,000	167,086
5.35%, 3/15/2034	200,000	209,752
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033 (a)	500,000	557,600
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051 (a)	211,000	142,480
5.20%, 11/2/2040 (a)	250,000	258,967
7.13%, 7/15/2028	150,000	165,243
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	50,000	45,003
5.13%, 3/9/2053	654,000	663,751
Southern Copper Corp.:
5.25%, 11/8/2042	491,000	478,573
6.75%, 4/16/2040	765,000	873,140
Yamana Gold, Inc. 2.63%, 8/15/2031	200,000	172,988
		10,137,955
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
2.38%, 8/26/2029 (a)	328,000	301,750
2.88%, 10/15/2027	94,000	90,657
3.05%, 4/15/2030 (a)	302,000	286,362
3.25%, 8/26/2049 (a)	341,000	255,279
Series MTN, 3.38%, 3/1/2029 (a)	50,000	48,383
Series MTN, 3.63%, 10/15/2047	339,000	270,105
3.70%, 4/15/2050 (a)	200,000	162,468
Security Description	Principal Amount	Value
Series MTN, 3.88%, 6/15/2044	$100,000	$84,732
Series MTN, 4.00%, 9/14/2048	250,000	221,418
Series MTN, 5.70%, 3/15/2037	130,000	144,573
Carlisle Cos., Inc. 2.75%, 3/1/2030	761,000	699,816
Eaton Corp.:
4.15%, 3/15/2033	285,000	281,386
4.15%, 11/2/2042	200,000	183,204
4.35%, 5/18/2028 (a)	455,000	460,710
4.70%, 8/23/2052	214,000	206,600
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	200,068
GE Capital International Funding Co. Unlimited Co.:
3.37%, 11/15/2025	19,000	18,759
4.42%, 11/15/2035	477,000	466,330
General Electric Co. Series MTN, 6.75%, 3/15/2032	173,000	198,562
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	325,000	286,302
4.88%, 9/15/2041	308,000	309,072
Parker-Hannifin Corp.:
4.00%, 6/14/2049 (a)	330,000	280,840
4.10%, 3/1/2047 (b)	150,000	129,747
Series MTN, 4.45%, 11/21/2044	115,000	105,002
4.50%, 9/15/2029 (a)	300,000	303,507
Pentair Finance SARL 4.50%, 7/1/2029	80,000	79,674
Teledyne Technologies, Inc. 2.75%, 4/1/2031	319,000	286,845
Textron, Inc.:
2.45%, 3/15/2031	80,000	70,025
3.65%, 3/15/2027	253,000	249,076
3.90%, 9/17/2029 (a)	190,000	185,391
6.10%, 11/15/2033	730,000	790,824
		7,657,467
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	90,000	86,675
3.25%, 2/15/2029	300,000	283,047
3.28%, 12/1/2028 (a)	553,000	524,211
5.10%, 3/1/2030	100,000	101,565
5.55%, 8/22/2034	140,000	143,156
		1,138,654
OIL & GAS — 3.2%
Apache Corp.:
4.25%, 1/15/2030 (a)	2,000	1,923
4.75%, 4/15/2043 (a)	100,000	82,591
5.10%, 9/1/2040 (a)	313,000	278,047
5.25%, 2/1/2042	350,000	312,119

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 7/1/2049	$200,000	$172,814
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	122,000	106,436
2.72%, 1/12/2032 (a)	479,000	426,803
2.77%, 11/10/2050 (a)	725,000	476,666
2.94%, 6/4/2051 (a)	855,000	580,613
3.00%, 2/24/2050	100,000	69,314
3.00%, 3/17/2052 (a)	220,000	150,880
3.02%, 1/16/2027	203,000	198,441
3.06%, 6/17/2041	300,000	232,965
3.07%, 3/30/2050	102,000	94,482
3.38%, 2/8/2061	625,000	440,000
3.41%, 2/11/2026	300,000	297,516
3.59%, 4/14/2027	139,000	137,436
3.63%, 4/6/2030	1,000	971
3.94%, 9/21/2028	359,000	356,814
4.70%, 4/10/2029 (a)	337,000	344,181
4.81%, 2/13/2033	630,000	638,329
4.89%, 9/11/2033 (a)	180,000	183,128
4.97%, 10/17/2029	450,000	464,427
4.99%, 4/10/2034	100,000	102,198
5.02%, 11/17/2027 (a)	250,000	257,135
5.23%, 11/17/2034	220,000	229,053
BP Capital Markets PLC 3.72%, 11/28/2028	100,000	98,294
Burlington Resources LLC 7.20%, 8/15/2031	150,000	173,145
Canadian Natural Resources Ltd.:
Series GMTN, 4.95%, 6/1/2047 (a)	305,000	280,499
6.25%, 3/15/2038	520,000	558,886
6.75%, 2/1/2039	286,000	319,908
Cenovus Energy, Inc.:
2.65%, 1/15/2032	250,000	215,457
3.75%, 2/15/2052 (a)	500,000	368,280
4.25%, 4/15/2027	350,000	348,421
5.40%, 6/15/2047	140,000	135,527
Chevron Corp.:
2.00%, 5/11/2027	263,000	251,239
2.24%, 5/11/2030	1,000,000	907,960
2.95%, 5/16/2026	281,000	276,869
Chevron USA, Inc.:
2.34%, 8/12/2050 (a)	403,000	251,802
3.25%, 10/15/2029	50,000	48,401
Conoco Funding Co. 7.25%, 10/15/2031	275,000	320,180
ConocoPhillips 6.50%, 2/1/2039	400,000	461,820
ConocoPhillips Co.:
4.03%, 3/15/2062	1,084,000	875,200
4.30%, 11/15/2044 (a)	500,000	444,885
5.05%, 9/15/2033 (a)	60,000	62,096
5.55%, 3/15/2054	675,000	705,888
5.70%, 9/15/2063	430,000	460,113
Security Description	Principal Amount	Value
6.95%, 4/15/2029	$200,000	$222,416
Continental Resources, Inc. 4.90%, 6/1/2044 (a)	500,000	426,885
Coterra Energy, Inc.:
4.38%, 3/15/2029	56,000	55,306
5.60%, 3/15/2034	200,000	207,016
Devon Energy Corp.:
4.75%, 5/15/2042	395,000	349,267
5.00%, 6/15/2045	380,000	339,587
5.20%, 9/15/2034 (a)	400,000	398,324
5.60%, 7/15/2041 (a)	407,000	399,149
5.75%, 9/15/2054	400,000	388,892
Diamondback Energy, Inc.:
3.13%, 3/24/2031	350,000	318,969
3.50%, 12/1/2029	60,000	57,120
4.25%, 3/15/2052	200,000	162,122
4.40%, 3/24/2051 (a)	124,000	103,208
5.15%, 1/30/2030	125,000	128,305
5.20%, 4/18/2027	250,000	255,075
5.40%, 4/18/2034	165,000	168,419
5.75%, 4/18/2054	425,000	428,192
5.90%, 4/18/2064	188,000	190,002
6.25%, 3/15/2033	370,000	399,067
6.25%, 3/15/2053	459,000	492,466
Eni USA, Inc. 7.30%, 11/15/2027	1,000	1,085
EOG Resources, Inc.:
4.15%, 1/15/2026	250,000	250,040
4.95%, 4/15/2050 (a)	421,000	405,579
EQT Corp.:
3.90%, 10/1/2027 (a)	354,000	347,876
5.70%, 4/1/2028	211,000	218,140
5.75%, 2/1/2034 (a)	250,000	257,492
7.00%, 2/1/2030 (a)	320,000	349,629
Exxon Mobil Corp.:
2.44%, 8/16/2029 (a)	150,000	140,318
2.61%, 10/15/2030	500,000	460,780
3.04%, 3/1/2026	324,000	320,031
3.10%, 8/16/2049	408,000	300,178
3.45%, 4/15/2051	765,000	593,280
3.48%, 3/19/2030	994,000	965,572
4.11%, 3/1/2046	814,000	725,477
4.23%, 3/19/2040	370,000	346,498
4.33%, 3/19/2050	753,000	681,872
Helmerich & Payne, Inc.:
2.90%, 9/29/2031	489,000	419,107
4.85%, 12/1/2029 (a) (b)	200,000	197,224
5.50%, 12/1/2034 (a) (b)	200,000	194,826
Hess Corp.:
5.60%, 2/15/2041 (a)	266,000	276,688
5.80%, 4/1/2047 (a)	200,000	211,046
6.00%, 1/15/2040	207,000	223,268
7.13%, 3/15/2033	103,000	118,696
7.30%, 8/15/2031	155,000	177,655
7.88%, 10/1/2029	328,000	375,514

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
HF Sinclair Corp.:
4.50%, 10/1/2030	$100,000	$97,437
5.88%, 4/1/2026 (a)	264,000	267,572
6.38%, 4/15/2027	93,000	94,585
Marathon Oil Corp.:
4.40%, 7/15/2027	200,000	200,292
6.60%, 10/1/2037	220,000	251,502
6.80%, 3/15/2032	480,000	542,597
Marathon Petroleum Corp.:
4.50%, 4/1/2048 (a)	100,000	84,732
4.75%, 9/15/2044	130,000	115,887
6.50%, 3/1/2041	652,000	709,982
Occidental Petroleum Corp.:
4.40%, 4/15/2046	350,000	285,810
5.20%, 8/1/2029	160,000	162,626
5.38%, 1/1/2032	375,000	380,726
5.55%, 3/15/2026	213,000	215,577
5.55%, 10/1/2034	305,000	309,727
6.05%, 10/1/2054	125,000	126,956
6.45%, 9/15/2036	341,000	368,188
6.60%, 3/15/2046 (a)	673,000	723,448
6.63%, 9/1/2030	355,000	382,850
7.50%, 5/1/2031	300,000	340,512
7.88%, 9/15/2031	25,000	29,003
7.95%, 6/15/2039	200,000	240,560
8.88%, 7/15/2030	700,000	825,545
Ovintiv, Inc.:
5.38%, 1/1/2026	500,000	503,235
5.65%, 5/15/2028 (a)	140,000	144,474
6.25%, 7/15/2033 (a)	506,000	535,120
7.10%, 7/15/2053 (a)	242,000	272,422
7.20%, 11/1/2031	53,000	59,070
7.38%, 11/1/2031	13,000	14,647
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028 (a)	100,000	96,296
5.15%, 11/15/2029 (a)	80,000	79,034
7.15%, 10/1/2033 (a)	100,000	107,686
Phillips 66 Co.:
2.15%, 12/15/2030	555,000	486,746
3.15%, 12/15/2029	264,000	249,916
3.30%, 3/15/2052	168,000	116,511
4.65%, 11/15/2034	100,000	97,644
4.90%, 10/1/2046	282,000	259,747
4.95%, 12/1/2027 (a)	62,000	63,466
4.95%, 3/15/2035	200,000	197,838
5.25%, 6/15/2031	400,000	413,796
5.30%, 6/30/2033 (a)	600,000	619,098
5.50%, 3/15/2055 (a)	200,000	196,088
5.65%, 6/15/2054	400,000	403,444
5.88%, 5/1/2042	50,000	52,902
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	401,000	385,610
1.90%, 8/15/2030	185,000	162,165
2.15%, 1/15/2031	200,000	175,744
Security Description	Principal Amount	Value
5.10%, 3/29/2026	$95,000	$96,336
Shell International Finance BV:
2.38%, 11/7/2029	500,000	462,265
2.50%, 9/12/2026	331,000	321,418
2.75%, 4/6/2030	701,000	652,631
2.88%, 5/10/2026	100,000	98,116
3.00%, 11/26/2051	1,000,000	698,790
3.13%, 11/7/2049	400,000	288,336
3.25%, 4/6/2050	121,000	89,360
3.75%, 9/12/2046	260,000	212,820
3.88%, 11/13/2028	100,000	99,700
4.00%, 5/10/2046	1,386,000	1,188,550
4.38%, 5/11/2045	448,000	406,892
4.55%, 8/12/2043	876,000	826,778
6.38%, 12/15/2038	225,000	261,400
Suncor Energy, Inc.:
4.00%, 11/15/2047	600,000	477,174
6.50%, 6/15/2038 (a)	514,000	575,012
6.80%, 5/15/2038	221,000	252,534
6.85%, 6/1/2039	261,000	296,089
Tosco Corp. 8.13%, 2/15/2030	30,000	35,615
TotalEnergies Capital International SA:
2.83%, 1/10/2030 (a)	410,000	385,392
3.13%, 5/29/2050	292,000	210,871
3.39%, 6/29/2060	130,000	93,049
3.46%, 7/12/2049	1,250,000	959,612
TotalEnergies Capital SA:
3.88%, 10/11/2028	100,000	99,430
4.72%, 9/10/2034	125,000	125,624
5.15%, 4/5/2034	125,000	130,063
5.28%, 9/10/2054 (a)	250,000	250,567
5.43%, 9/10/2064	250,000	251,465
5.49%, 4/5/2054	300,000	310,176
5.64%, 4/5/2064	400,000	417,648
Valero Energy Corp.:
3.65%, 12/1/2051 (a)	253,000	184,275
4.00%, 6/1/2052	100,000	77,527
6.63%, 6/15/2037	689,000	770,557
7.50%, 4/15/2032	538,000	626,528
Woodside Finance Ltd.:
5.10%, 9/12/2034	250,000	248,270
5.70%, 9/12/2054	400,000	397,740
		53,575,233
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	388,000	387,515
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.34%, 12/15/2027	250,000	243,930
4.08%, 12/15/2047	412,000	349,055
4.49%, 5/1/2030 (a)	100,000	100,880

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Halliburton Co.:
4.50%, 11/15/2041	$66,000	$60,498
4.75%, 8/1/2043	200,000	186,636
5.00%, 11/15/2045 (a)	500,000	479,980
6.70%, 9/15/2038	200,000	230,142
NOV, Inc. 3.60%, 12/1/2029	420,000	398,681
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	150,000	137,899
4.85%, 5/15/2033	50,000	51,100
5.00%, 6/1/2034	250,000	256,755
		2,883,071
PACKAGING & CONTAINERS — 0.3%
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	760,000	683,780
2.69%, 5/25/2031 (a)	35,000	30,943
Amcor Group Finance PLC 5.45%, 5/23/2029	380,000	393,859
AptarGroup, Inc. 3.60%, 3/15/2032	300,000	273,681
Berry Global, Inc.:
1.65%, 1/15/2027	200,000	187,782
5.50%, 4/15/2028	730,000	749,024
5.65%, 1/15/2034 (b)	235,000	241,357
Packaging Corp. of America:
3.00%, 12/15/2029	150,000	141,226
5.70%, 12/1/2033	140,000	148,974
Smurfit Kappa Treasury ULC 5.78%, 4/3/2054 (a) (b)	250,000	267,572
Sonoco Products Co.:
2.85%, 2/1/2032 (a)	196,000	171,361
4.45%, 9/1/2026	200,000	200,058
4.60%, 9/1/2029	300,000	298,593
5.00%, 9/1/2034	500,000	493,200
WestRock MWV LLC 8.20%, 1/15/2030 (a)	100,000	116,710
WRKCo, Inc.:
3.90%, 6/1/2028	12,000	11,771
4.00%, 3/15/2028	161,000	159,062
4.65%, 3/15/2026	159,000	159,184
		4,728,137
PHARMACEUTICALS — 5.5%
AbbVie, Inc.:
2.95%, 11/21/2026	2,254,000	2,206,756
3.20%, 5/14/2026	525,000	518,280
3.20%, 11/21/2029	1,000,000	956,090
4.05%, 11/21/2039	897,000	828,550
4.25%, 11/14/2028 (a)	400,000	404,184
4.25%, 11/21/2049	745,000	666,686
4.55%, 3/15/2035	395,000	395,146
4.70%, 5/14/2045	1,184,000	1,144,691
4.75%, 3/15/2045	359,000	349,343
4.80%, 3/15/2027	260,000	265,018
Security Description	Principal Amount	Value
4.80%, 3/15/2029 (a)	$364,000	$374,531
4.85%, 6/15/2044	435,000	429,641
4.88%, 11/14/2048 (a)	980,000	964,065
4.95%, 3/15/2031	245,000	254,609
5.05%, 3/15/2034	700,000	731,115
5.40%, 3/15/2054 (a)	510,000	540,835
5.50%, 3/15/2064	183,000	195,314
Astrazeneca Finance LLC:
1.20%, 5/28/2026	300,000	287,232
2.25%, 5/28/2031 (a)	1,106,000	980,281
4.80%, 2/26/2027	180,000	183,505
4.85%, 2/26/2029	482,000	496,928
4.88%, 3/3/2028	34,000	34,931
4.88%, 3/3/2033	200,000	207,720
4.90%, 2/26/2031 (a)	140,000	145,603
5.00%, 2/26/2034	85,000	88,721
AstraZeneca PLC:
0.70%, 4/8/2026	263,000	250,484
1.38%, 8/6/2030 (a)	250,000	214,943
3.38%, 11/16/2025	593,000	588,268
4.00%, 1/17/2029	200,000	200,062
4.00%, 9/18/2042	141,000	126,665
4.38%, 11/16/2045	200,000	186,828
4.38%, 8/17/2048 (a)	100,000	93,031
6.45%, 9/15/2037	1,116,000	1,305,039
Becton Dickinson & Co.:
2.82%, 5/20/2030 (a)	490,000	451,829
3.70%, 6/6/2027	300,000	296,334
4.30%, 8/22/2032	100,000	98,223
4.67%, 6/6/2047	100,000	92,885
4.69%, 2/13/2028	100,000	101,243
4.69%, 12/15/2044 (a)	862,000	805,255
4.87%, 2/8/2029	250,000	255,267
5.11%, 2/8/2034	250,000	257,167
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	200,000	192,722
1.45%, 11/13/2030 (a)	910,000	778,742
2.55%, 11/13/2050	300,000	191,082
2.95%, 3/15/2032	598,000	545,023
3.20%, 6/15/2026	100,000	98,720
3.40%, 7/26/2029 (a)	726,000	705,193
3.55%, 3/15/2042	200,000	167,398
3.90%, 2/20/2028 (a)	247,000	246,014
3.90%, 3/15/2062	480,000	381,686
4.13%, 6/15/2039	400,000	370,420
4.35%, 11/15/2047	419,000	374,896
4.55%, 2/20/2048	230,000	211,881
4.90%, 2/22/2027	618,000	631,058
4.90%, 2/22/2029 (a)	380,000	392,764
4.95%, 2/20/2026 (a)	500,000	506,415
5.00%, 8/15/2045 (a)	135,000	135,085
5.10%, 2/22/2031 (a)	260,000	272,264
5.20%, 2/22/2034 (a)	600,000	632,292
5.50%, 2/22/2044	200,000	211,844
5.55%, 2/22/2054	900,000	954,378

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.65%, 2/22/2064	$655,000	$694,228
5.75%, 2/1/2031	300,000	324,651
5.90%, 11/15/2033 (a)	265,000	292,859
6.25%, 11/15/2053 (a)	862,000	998,187
6.40%, 11/15/2063	480,000	564,379
Cardinal Health, Inc.:
4.90%, 9/15/2045	175,000	163,753
5.13%, 2/15/2029	300,000	308,655
5.45%, 2/15/2034	300,000	313,950
Cencora, Inc.:
2.70%, 3/15/2031	364,000	326,992
2.80%, 5/15/2030 (a)	416,000	382,333
5.13%, 2/15/2034 (a)	250,000	257,520
Cigna Group:
1.25%, 3/15/2026	100,000	95,701
2.38%, 3/15/2031	1,114,000	981,679
2.40%, 3/15/2030	1,000,000	905,150
3.40%, 3/15/2050	280,000	205,668
3.40%, 3/15/2051	349,000	254,889
3.88%, 10/15/2047	225,000	181,841
4.13%, 11/15/2025	762,000	759,889
4.38%, 10/15/2028	962,000	965,675
4.50%, 2/25/2026	400,000	400,992
4.80%, 8/15/2038	220,000	214,093
4.80%, 7/15/2046	200,000	187,126
5.13%, 5/15/2031	290,000	301,255
5.25%, 2/15/2034	650,000	673,075
5.40%, 3/15/2033	250,000	262,262
5.60%, 2/15/2054	382,000	394,709
CVS Health Corp.:
1.30%, 8/21/2027	600,000	551,382
1.75%, 8/21/2030	258,000	219,795
1.88%, 2/28/2031	600,000	505,518
2.13%, 9/15/2031	230,000	194,290
2.70%, 8/21/2040	326,000	231,506
2.88%, 6/1/2026	815,000	795,823
3.00%, 8/15/2026	350,000	341,929
3.25%, 8/15/2029	5,000	4,724
3.63%, 4/1/2027	93,000	91,699
3.75%, 4/1/2030	216,000	207,042
4.13%, 4/1/2040	166,000	142,101
4.30%, 3/25/2028	471,000	469,559
4.78%, 3/25/2038	921,000	869,636
4.88%, 7/20/2035	100,000	97,905
5.00%, 2/20/2026	139,000	139,945
5.05%, 3/25/2048	1,552,000	1,416,216
5.13%, 2/21/2030	75,000	76,891
5.13%, 7/20/2045	665,000	619,807
5.25%, 1/30/2031	134,000	137,976
5.25%, 2/21/2033	300,000	306,480
5.30%, 6/1/2033 (a)	295,000	301,401
5.30%, 12/5/2043	530,000	511,132
5.40%, 6/1/2029 (a)	691,000	716,857
5.55%, 6/1/2031	1,013,000	1,056,610
5.70%, 6/1/2034 (a)	500,000	521,470
Security Description	Principal Amount	Value
5.88%, 6/1/2053 (a)	$760,000	$772,867
6.00%, 6/1/2044	500,000	517,230
6.00%, 6/1/2063	323,000	329,935
6.05%, 6/1/2054	500,000	520,880
6.13%, 9/15/2039	120,000	126,475
Eli Lilly & Co.:
2.25%, 5/15/2050 (a)	100,000	62,930
3.10%, 5/15/2027 (a)	275,000	270,171
3.38%, 3/15/2029	235,000	229,750
3.95%, 3/15/2049	100,000	86,959
4.15%, 8/14/2027 (a)	475,000	479,460
4.15%, 3/15/2059	130,000	113,998
4.20%, 8/14/2029	410,000	413,764
4.50%, 2/9/2027	250,000	253,428
4.50%, 2/9/2029	165,000	168,930
4.60%, 8/14/2034	355,000	359,991
4.70%, 2/27/2033	100,000	102,831
4.70%, 2/9/2034	350,000	357,854
4.95%, 2/27/2063	200,000	199,428
5.00%, 2/27/2026	140,000	140,071
5.00%, 2/9/2054	390,000	396,470
5.05%, 8/14/2054	250,000	255,920
5.10%, 2/9/2064	510,000	520,756
5.20%, 8/14/2064	115,000	118,765
5.50%, 3/15/2027	5,000	5,202
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	50,000	48,550
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028 (a)	400,000	398,092
6.38%, 5/15/2038	956,000	1,111,551
Johnson & Johnson:
0.95%, 9/1/2027	400,000	370,720
1.30%, 9/1/2030 (a)	910,000	790,963
2.10%, 9/1/2040 (a)	85,000	61,626
2.25%, 9/1/2050 (a)	150,000	97,100
2.45%, 3/1/2026	530,000	519,983
2.90%, 1/15/2028 (a)	286,000	279,064
3.40%, 1/15/2038	1,010,000	905,818
3.55%, 3/1/2036	25,000	23,363
3.70%, 3/1/2046	295,000	257,202
3.75%, 3/3/2047	732,000	636,086
4.50%, 9/1/2040 (a)	100,000	100,584
4.80%, 6/1/2029	165,000	171,750
4.90%, 6/1/2031	255,000	267,923
5.25%, 6/1/2054 (a)	110,000	119,126
5.85%, 7/15/2038	496,000	567,890
5.95%, 8/15/2037 (a)	355,000	409,918
McKesson Corp.:
0.90%, 12/3/2025	519,000	499,294
1.30%, 8/15/2026	529,000	503,058
3.95%, 2/16/2028	45,000	44,782
4.25%, 9/15/2029	125,000	125,281
4.90%, 7/15/2028 (a)	100,000	102,914
Mead Johnson Nutrition Co.:
4.13%, 11/15/2025	849,000	846,411

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 6/1/2044	$300,000	$277,029
5.90%, 11/1/2039	50,000	54,567
Merck & Co., Inc.:
0.75%, 2/24/2026	782,000	748,640
1.45%, 6/24/2030	100,000	86,696
1.70%, 6/10/2027 (a)	504,000	477,495
1.90%, 12/10/2028 (a)	110,000	101,424
2.15%, 12/10/2031	257,000	224,970
2.45%, 6/24/2050 (a)	100,000	64,318
2.75%, 12/10/2051	100,000	67,583
2.90%, 12/10/2061	350,000	225,309
3.40%, 3/7/2029	600,000	586,104
3.70%, 2/10/2045	636,000	535,983
4.00%, 3/7/2049	1,000,000	866,830
4.15%, 5/18/2043	260,000	237,411
4.50%, 5/17/2033 (a)	120,000	121,919
5.00%, 5/17/2053 (a)	795,000	800,970
5.15%, 5/17/2063	275,000	280,646
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	125,000	134,365
Mylan, Inc.:
4.55%, 4/15/2028 (a)	300,000	299,241
5.20%, 4/15/2048	260,000	224,840
Novartis Capital Corp.:
2.00%, 2/14/2027	54,000	51,831
2.20%, 8/14/2030	752,000	682,553
2.75%, 8/14/2050	275,000	193,718
3.00%, 11/20/2025	425,000	420,036
3.10%, 5/17/2027 (a)	325,000	319,225
3.80%, 9/18/2029 (a)	165,000	163,771
4.00%, 9/18/2031 (a)	225,000	223,178
4.20%, 9/18/2034	300,000	295,422
4.40%, 5/6/2044	275,000	261,756
4.70%, 9/18/2054	300,000	293,985
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	1,323,000	1,331,308
4.45%, 5/19/2028	1,080,000	1,095,984
4.65%, 5/19/2030	576,000	589,922
4.75%, 5/19/2033	1,206,000	1,231,073
5.11%, 5/19/2043	200,000	203,324
5.30%, 5/19/2053	1,255,000	1,297,921
5.34%, 5/19/2063	1,365,000	1,400,558
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	450,000	396,945
1.75%, 8/18/2031 (a)	300,000	257,244
2.63%, 4/1/2030	300,000	278,328
2.70%, 5/28/2050	500,000	346,295
2.75%, 6/3/2026 (a)	250,000	245,128
3.45%, 3/15/2029 (a)	300,000	293,844
3.90%, 3/15/2039	200,000	182,402
4.00%, 12/15/2036 (a)	95,000	90,490
4.00%, 3/15/2049	100,000	86,742
4.10%, 9/15/2038 (a)	580,000	544,353
4.13%, 12/15/2046	701,000	620,925
Security Description	Principal Amount	Value
4.30%, 6/15/2043	$105,000	$97,090
5.60%, 9/15/2040	225,000	241,580
7.20%, 3/15/2039	563,000	703,756
Pharmacia LLC 6.60%, 12/1/2028 (a)	500,000	545,900
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	65,000	63,990
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	490,000	435,296
3.03%, 7/9/2040	150,000	116,624
5.00%, 11/26/2028 (a)	756,000	775,051
5.30%, 7/5/2034 (a)	250,000	260,827
5.65%, 7/5/2044	350,000	367,958
5.65%, 7/5/2054	250,000	262,095
5.80%, 7/5/2064	400,000	419,764
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	479,000	474,200
5.25%, 6/15/2046	100,000	87,599
Viatris, Inc.:
2.30%, 6/22/2027	638,000	601,347
3.85%, 6/22/2040	402,000	313,053
4.00%, 6/22/2050	700,000	502,208
Wyeth LLC:
5.95%, 4/1/2037	300,000	332,226
6.00%, 2/15/2036	100,000	111,911
6.50%, 2/1/2034	34,000	39,128
Zoetis, Inc.:
2.00%, 5/15/2030	200,000	176,756
3.00%, 9/12/2027 (a)	320,000	310,298
3.95%, 9/12/2047	100,000	84,013
4.50%, 11/13/2025	200,000	200,142
4.70%, 2/1/2043	333,000	317,402
5.40%, 11/14/2025	50,000	50,472
5.60%, 11/16/2032	55,000	58,897
		92,739,678
PIPELINES — 3.7%
Boardwalk Pipelines LP:
4.45%, 7/15/2027 (a)	61,000	61,108
5.63%, 8/1/2034	100,000	103,159
5.95%, 6/1/2026	600,000	610,998
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	50,000	50,837
Cheniere Energy Partners LP:
3.25%, 1/31/2032 (a)	709,000	633,548
4.00%, 3/1/2031	394,000	373,386
4.50%, 10/1/2029	633,000	622,568
5.95%, 6/30/2033	315,000	333,355
Cheniere Energy, Inc.:
4.63%, 10/15/2028	500,000	497,000
5.65%, 4/15/2034 (b)	50,000	51,775
DCP Midstream Operating LP:
5.13%, 5/15/2029 (a)	220,000	225,377

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.60%, 4/1/2044	$250,000	$248,913
8.13%, 8/16/2030	100,000	117,601
Enbridge Energy Partners LP:
5.88%, 10/15/2025	150,000	151,350
7.38%, 10/15/2045	395,000	478,787
Enbridge, Inc.:
1.60%, 10/4/2026	180,000	170,843
2.50%, 8/1/2033	50,000	41,953
3.13%, 11/15/2029	431,000	406,696
3.40%, 8/1/2051 (a)	300,000	216,414
4.25%, 12/1/2026	146,000	145,829
4.50%, 6/10/2044	105,000	93,041
5.25%, 4/5/2027 (a)	180,000	184,316
5.30%, 4/5/2029	250,000	259,037
5.63%, 4/5/2034 (a)	155,000	162,834
5.70%, 3/8/2033	550,000	579,876
5.90%, 11/15/2026 (a)	85,000	87,781
5.95%, 4/5/2054 (a)	145,000	153,556
6.00%, 11/15/2028 (a)	200,000	212,470
6.20%, 11/15/2030	275,000	299,434
6.70%, 11/15/2053	395,000	458,200
Energy Transfer LP:
3.75%, 5/15/2030	240,000	229,327
3.90%, 7/15/2026	25,000	24,780
4.15%, 9/15/2029	116,000	114,234
4.40%, 3/15/2027 (a)	230,000	230,391
4.75%, 1/15/2026	483,000	483,647
4.95%, 5/15/2028	200,000	203,004
4.95%, 6/15/2028	100,000	101,705
5.00%, 5/15/2050	610,000	551,104
5.15%, 2/1/2043	180,000	168,529
5.15%, 3/15/2045	227,000	211,584
5.25%, 7/1/2029	500,000	515,425
5.35%, 5/15/2045	206,000	196,182
5.40%, 10/1/2047	820,000	780,796
5.50%, 6/1/2027	240,000	246,170
5.55%, 2/15/2028	150,000	155,109
5.55%, 5/15/2034	175,000	181,153
5.60%, 9/1/2034 (a)	250,000	259,755
5.75%, 2/15/2033	490,000	513,618
Series 20Y, 5.80%, 6/15/2038	290,000	301,562
5.95%, 5/15/2054	160,000	163,763
6.00%, 6/15/2048	250,000	255,735
6.05%, 12/1/2026	283,000	292,840
6.05%, 6/1/2041	250,000	258,412
6.05%, 9/1/2054	250,000	258,630
6.10%, 12/1/2028	215,000	228,369
6.13%, 12/15/2045	249,000	259,485
6.25%, 4/15/2049	705,000	741,787
6.40%, 12/1/2030	377,000	410,402
6.50%, 2/1/2042	359,000	391,892
6.55%, 12/1/2033	375,000	414,139
6.63%, 10/15/2036	260,000	288,418
Security Description	Principal Amount	Value
EnLink Midstream LLC:
5.38%, 6/1/2029	$250,000	$256,223
5.65%, 9/1/2034	125,000	129,181
EnLink Midstream Partners LP:
4.85%, 7/15/2026	350,000	350,514
5.05%, 4/1/2045	316,000	283,234
5.45%, 6/1/2047	100,000	94,523
Enterprise Products Operating LLC:
3.13%, 7/31/2029	455,000	434,484
3.30%, 2/15/2053	300,000	214,647
3.70%, 2/15/2026 (a)	94,000	93,515
3.70%, 1/31/2051	150,000	116,907
3.95%, 1/31/2060	205,000	160,593
4.20%, 1/31/2050	243,000	207,213
4.45%, 2/15/2043	279,000	253,756
4.60%, 1/11/2027	251,000	254,178
4.80%, 2/1/2049	400,000	374,052
4.85%, 1/31/2034	200,000	202,876
4.85%, 8/15/2042	100,000	95,856
4.85%, 3/15/2044	600,000	571,758
4.90%, 5/15/2046	233,000	222,636
4.95%, 2/15/2035	150,000	152,259
4.95%, 10/15/2054	125,000	118,980
5.05%, 1/10/2026	75,000	75,878
5.10%, 2/15/2045	346,000	340,959
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (a) (c)	250,000	246,978
5.35%, 1/31/2033	100,000	104,981
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (c)	505,000	482,002
5.55%, 2/16/2055	500,000	516,565
5.95%, 2/1/2041	354,000	383,417
6.13%, 10/15/2039	574,000	634,115
Series D, 6.88%, 3/1/2033	440,000	505,450
7.55%, 4/15/2038	80,000	99,203
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	324,000	288,467
5.00%, 8/15/2042	150,000	139,374
5.50%, 3/1/2044	1,015,000	997,166
6.38%, 3/1/2041	154,000	164,620
6.50%, 9/1/2039	92,000	100,864
Series MTN, 6.95%, 1/15/2038	247,000	280,738
7.30%, 8/15/2033	10,000	11,628
Kinder Morgan, Inc.:
1.75%, 11/15/2026	95,000	90,292
2.00%, 2/15/2031 (a)	200,000	171,820
3.60%, 2/15/2051 (a)	126,000	91,261
4.80%, 2/1/2033	697,000	691,494
5.00%, 2/1/2029	250,000	255,110
5.05%, 2/15/2046	85,000	78,556
5.10%, 8/1/2029	165,000	169,340

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.20%, 6/1/2033	$400,000	$405,048
5.20%, 3/1/2048	57,000	53,304
5.30%, 12/1/2034	65,000	66,010
5.40%, 2/1/2034	250,000	256,235
5.45%, 8/1/2052	200,000	194,500
5.55%, 6/1/2045	870,000	858,873
5.95%, 8/1/2054	450,000	467,172
Series GMTN, 7.75%, 1/15/2032 (a)	300,000	350,706
Series GMTN, 7.80%, 8/1/2031	250,000	291,362
MPLX LP:
2.65%, 8/15/2030	275,000	247,497
4.00%, 3/15/2028	250,000	246,635
4.13%, 3/1/2027	300,000	298,374
4.50%, 4/15/2038	470,000	434,256
4.70%, 4/15/2048	381,000	332,396
4.80%, 2/15/2029	200,000	203,068
4.90%, 4/15/2058 (a)	100,000	87,928
4.95%, 9/1/2032	593,000	595,247
4.95%, 3/14/2052	320,000	287,200
5.00%, 3/1/2033	498,000	498,428
5.20%, 3/1/2047	704,000	667,596
5.50%, 6/1/2034	320,000	329,005
5.65%, 3/1/2053	100,000	99,403
ONEOK, Inc.:
3.10%, 3/15/2030	400,000	372,392
3.95%, 3/1/2050	100,000	76,785
4.25%, 9/24/2027	150,000	150,144
4.35%, 3/15/2029	385,000	382,921
4.40%, 10/15/2029	100,000	99,667
4.55%, 7/15/2028	100,000	100,503
4.75%, 10/15/2031 (a)	200,000	200,028
4.95%, 7/13/2047	200,000	180,954
5.00%, 3/1/2026	139,000	139,699
5.05%, 11/1/2034 (a)	300,000	298,632
5.20%, 7/15/2048	50,000	46,656
5.55%, 11/1/2026	155,000	158,525
5.70%, 11/1/2054 (a)	300,000	298,440
5.80%, 11/1/2030	250,000	266,257
5.85%, 1/15/2026	279,000	283,255
5.85%, 11/1/2064	300,000	298,017
6.05%, 9/1/2033	495,000	529,135
6.63%, 9/1/2053	1,532,000	1,700,367
7.15%, 1/15/2051	359,000	415,198
Plains All American Pipeline LP/PAA Finance Corp.:
3.80%, 9/15/2030	253,000	241,192
4.65%, 10/15/2025	545,000	544,444
4.70%, 6/15/2044	295,000	262,022
4.90%, 2/15/2045	313,000	282,370
5.15%, 6/1/2042	100,000	94,329
5.70%, 9/15/2034	250,000	259,790
6.65%, 1/15/2037	79,000	87,458
Security Description	Principal Amount	Value
Sabine Pass Liquefaction LLC:
4.50%, 5/15/2030	$382,000	$380,992
5.88%, 6/30/2026	100,000	101,661
5.90%, 9/15/2037	1,158,000	1,225,951
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027 (b)	125,000	125,958
5.03%, 10/1/2029 (b)	250,000	250,788
5.58%, 10/1/2034 (b)	250,000	252,575
6.18%, 10/1/2054 (b)	250,000	252,828
Spectra Energy Partners LP:
3.38%, 10/15/2026	717,000	704,431
4.50%, 3/15/2045	100,000	87,065
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	94,660
4.95%, 4/15/2052	1,033,000	930,247
5.20%, 7/1/2027	150,000	153,404
5.50%, 2/15/2035	195,000	200,825
6.13%, 3/15/2033	354,000	380,132
6.15%, 3/1/2029	200,000	213,114
6.50%, 3/30/2034	200,000	221,228
6.50%, 2/15/2053 (a)	300,000	333,255
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	285,000	285,180
6.88%, 1/15/2029	150,000	153,750
TC PipeLines LP 3.90%, 5/25/2027	100,000	98,423
Texas Eastern Transmission LP 7.00%, 7/15/2032	160,000	181,082
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031 (a)	260,000	230,043
4.63%, 3/1/2034	150,000	147,930
4.88%, 1/15/2026	226,000	226,970
5.00%, 10/16/2043	101,000	96,799
5.10%, 3/15/2049 (a)	200,000	194,780
5.85%, 3/15/2036	1,000,000	1,060,800
6.10%, 6/1/2040	444,000	478,614
6.20%, 10/15/2037	265,000	291,102
7.63%, 1/15/2039	132,000	162,290
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	156,000	146,124
3.95%, 5/15/2050	100,000	79,416
7.85%, 2/1/2026	1,676,000	1,733,470
Western Midstream Operating LP:
4.65%, 7/1/2026	50,000	49,998
5.25%, 2/1/2050 (a)	250,000	227,015
5.30%, 3/1/2048	528,000	479,493
5.45%, 11/15/2034	200,000	200,572
5.45%, 4/1/2044	100,000	94,513
6.15%, 4/1/2033	745,000	787,532

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.35%, 1/15/2029	$65,000	$69,022
Williams Cos., Inc.:
2.60%, 3/15/2031	175,000	154,663
3.50%, 11/15/2030 (a)	172,000	162,561
3.50%, 10/15/2051	119,000	86,446
3.75%, 6/15/2027	462,000	455,273
4.80%, 11/15/2029	85,000	86,278
4.90%, 3/15/2029	250,000	254,075
4.90%, 1/15/2045	100,000	92,567
5.10%, 9/15/2045	305,000	290,476
5.15%, 3/15/2034	250,000	252,803
5.30%, 8/15/2052	506,000	490,886
5.40%, 3/2/2026	215,000	217,784
5.65%, 3/15/2033	284,000	297,533
5.75%, 6/24/2044	244,000	250,354
5.80%, 11/15/2043	70,000	72,012
5.80%, 11/15/2054 (a)	230,000	237,645
6.30%, 4/15/2040	100,000	109,067
8.75%, 3/15/2032	500,000	611,875
		61,517,405
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031	503,000	439,667
4.88%, 3/1/2026	351,000	352,566
5.50%, 4/1/2029	95,000	99,087
Essential Properties LP 2.95%, 7/15/2031	100,000	87,042
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028	100,000	108,506
		1,086,868
REAL ESTATE INVESTMENT TRUSTS — 3.6%
Agree LP:
2.00%, 6/15/2028	21,000	19,202
2.90%, 10/1/2030	96,000	87,091
5.63%, 6/15/2034 (a)	120,000	125,534
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	50,000	40,139
2.00%, 5/18/2032	125,000	103,469
2.75%, 12/15/2029	773,000	709,591
2.95%, 3/15/2034	40,000	34,576
3.00%, 5/18/2051 (a)	230,000	153,320
3.55%, 3/15/2052	461,000	338,176
3.95%, 1/15/2027	250,000	247,355
4.70%, 7/1/2030 (a)	606,000	609,981
4.75%, 4/15/2035	40,000	39,492
5.25%, 5/15/2036	115,000	117,092
5.63%, 5/15/2054	145,000	148,325
American Assets Trust LP:
3.38%, 2/1/2031	40,000	34,806
6.15%, 10/1/2034	200,000	202,234
American Homes 4 Rent LP:
2.38%, 7/15/2031 (a)	1,101,000	947,212
4.25%, 2/15/2028	91,000	90,154
Security Description	Principal Amount	Value
American Tower Corp.:
1.45%, 9/15/2026	$50,000	$47,348
1.50%, 1/31/2028	134,000	122,134
1.60%, 4/15/2026	500,000	479,365
2.10%, 6/15/2030	200,000	176,176
2.70%, 4/15/2031	300,000	267,891
2.75%, 1/15/2027	301,000	290,844
2.90%, 1/15/2030	160,000	148,093
2.95%, 1/15/2051 (a)	401,000	271,521
3.10%, 6/15/2050 (a)	331,000	230,687
3.55%, 7/15/2027	400,000	391,816
3.70%, 10/15/2049	50,000	38,849
3.80%, 8/15/2029 (a)	325,000	316,095
3.95%, 3/15/2029	816,000	799,753
4.05%, 3/15/2032 (a)	452,000	434,056
4.40%, 2/15/2026	50,000	49,971
5.20%, 2/15/2029	108,000	111,306
5.25%, 7/15/2028	245,000	252,294
5.45%, 2/15/2034 (a)	100,000	104,503
5.50%, 3/15/2028	100,000	103,548
5.65%, 3/15/2033	49,000	51,721
Americold Realty Operating Partnership LP 5.41%, 9/12/2034	185,000	185,586
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	344,000	314,302
Series MTN, 2.30%, 3/1/2030	100,000	90,342
Series GMTN, 2.95%, 5/11/2026 (a)	656,000	643,464
Series MTN, 3.30%, 6/1/2029	150,000	144,243
5.00%, 2/15/2033	30,000	30,693
5.30%, 12/7/2033 (a)	273,000	284,635
5.35%, 6/1/2034	115,000	120,569
Boston Properties LP:
2.55%, 4/1/2032	260,000	216,505
2.75%, 10/1/2026	279,000	268,923
2.90%, 3/15/2030	138,000	123,953
3.25%, 1/30/2031 (a)	278,000	250,381
3.40%, 6/21/2029 (a)	853,000	797,683
4.50%, 12/1/2028	300,000	295,872
5.75%, 1/15/2035	250,000	254,982
6.50%, 1/15/2034 (a)	300,000	326,184
6.75%, 12/1/2027	200,000	211,450
Brixmor Operating Partnership LP:
5.50%, 2/15/2034	370,000	380,608
5.75%, 2/15/2035	210,000	220,825
Broadstone Net Lease LLC 2.60%, 9/15/2031	173,000	145,477
Camden Property Trust:
2.80%, 5/15/2030	252,000	233,108
3.15%, 7/1/2029	300,000	285,981
4.10%, 10/15/2028 (a)	75,000	74,627
4.90%, 1/15/2034	435,000	437,497

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.85%, 11/3/2026	$125,000	$129,314
CBRE Services, Inc. 5.95%, 8/15/2034 (a)	85,000	91,248
COPT Defense Properties LP:
2.00%, 1/15/2029 (a)	100,000	88,850
2.25%, 3/15/2026	400,000	386,272
Cousins Properties LP 5.88%, 10/1/2034	250,000	256,545
Crown Castle, Inc.:
1.05%, 7/15/2026	220,000	207,572
2.25%, 1/15/2031	223,000	193,366
2.90%, 3/15/2027	227,000	219,634
2.90%, 4/1/2041	135,000	100,170
3.25%, 1/15/2051 (a)	810,000	577,084
3.65%, 9/1/2027	249,000	244,149
3.80%, 2/15/2028	458,000	449,500
4.30%, 2/15/2029	150,000	148,672
4.45%, 2/15/2026	300,000	299,919
4.75%, 5/15/2047	50,000	45,454
4.90%, 9/1/2029	105,000	106,764
5.00%, 1/11/2028	135,000	137,331
5.20%, 9/1/2034 (a)	250,000	253,307
5.60%, 6/1/2029	750,000	783,810
5.80%, 3/1/2034	500,000	530,290
CubeSmart LP:
3.13%, 9/1/2026	250,000	244,000
4.00%, 11/15/2025	40,000	39,712
Digital Realty Trust LP:
3.60%, 7/1/2029 (a)	200,000	193,314
3.70%, 8/15/2027	81,000	79,841
4.45%, 7/15/2028	30,000	30,075
5.55%, 1/15/2028	170,000	175,906
EPR Properties:
3.60%, 11/15/2031	263,000	234,617
3.75%, 8/15/2029 (a)	400,000	374,124
4.50%, 6/1/2027	110,000	108,457
4.75%, 12/15/2026	50,000	49,812
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034 (a)	110,000	115,539
Equinix, Inc.:
1.45%, 5/15/2026 (a)	113,000	107,995
1.55%, 3/15/2028	100,000	91,202
1.80%, 7/15/2027 (a)	100,000	93,807
2.00%, 5/15/2028	100,000	92,205
2.50%, 5/15/2031	691,000	610,374
2.90%, 11/18/2026 (a)	145,000	141,166
2.95%, 9/15/2051 (a)	125,000	82,945
3.40%, 2/15/2052	100,000	72,709
3.90%, 4/15/2032 (a)	250,000	239,332
ERP Operating LP:
4.50%, 7/1/2044	891,000	820,549
4.50%, 6/1/2045	150,000	135,256
4.65%, 9/15/2034 (a)	110,000	109,480
Security Description	Principal Amount	Value
Essex Portfolio LP:
3.00%, 1/15/2030	$100,000	$92,981
4.00%, 3/1/2029	73,000	71,693
5.50%, 4/1/2034	696,000	723,047
Extra Space Storage LP:
2.20%, 10/15/2030	200,000	175,258
2.35%, 3/15/2032	506,000	427,145
2.40%, 10/15/2031	20,000	17,206
5.40%, 2/1/2034	412,000	425,015
5.70%, 4/1/2028 (a)	207,000	215,524
5.90%, 1/15/2031	160,000	169,782
Federal Realty OP LP:
4.50%, 12/1/2044	200,000	175,706
5.38%, 5/1/2028	100,000	102,701
GLP Capital LP/GLP Financing II, Inc.:
4.00%, 1/15/2030	150,000	142,912
5.30%, 1/15/2029	308,000	313,338
5.38%, 4/15/2026	238,000	239,040
5.63%, 9/15/2034	250,000	255,537
5.75%, 6/1/2028	356,000	365,459
6.25%, 9/15/2054	180,000	189,815
6.75%, 12/1/2033	125,000	137,420
Healthcare Realty Holdings LP:
2.00%, 3/15/2031	90,000	75,353
3.50%, 8/1/2026	630,000	619,454
Healthpeak OP LLC:
3.00%, 1/15/2030	185,000	172,396
3.25%, 7/15/2026	100,000	98,268
3.50%, 7/15/2029	310,000	297,705
5.25%, 12/15/2032	275,000	283,156
6.75%, 2/1/2041	200,000	227,076
Highwoods Realty LP:
2.60%, 2/1/2031	50,000	42,617
3.05%, 2/15/2030	205,000	184,434
7.65%, 2/1/2034 (a)	428,000	491,575
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	213,000	198,478
5.50%, 4/15/2035	350,000	354,532
5.70%, 7/1/2034 (a)	180,000	185,859
Invitation Homes Operating Partnership LP:
4.15%, 4/15/2032	500,000	477,335
4.88%, 2/1/2035	40,000	39,481
5.50%, 8/15/2033	385,000	397,462
Kilroy Realty LP:
3.05%, 2/15/2030	235,000	210,069
4.38%, 10/1/2025	500,000	497,345
4.75%, 12/15/2028 (a)	300,000	297,831
6.25%, 1/15/2036	74,000	75,780
Kimco Realty OP LLC:
1.90%, 3/1/2028	170,000	156,786
3.20%, 4/1/2032	92,000	83,308
4.25%, 4/1/2045	300,000	257,667

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 3/1/2035	$130,000	$128,985
6.40%, 3/1/2034 (a)	491,000	546,473
Kite Realty Group LP:
4.00%, 10/1/2026	1,000	987
4.95%, 12/15/2031	175,000	175,156
5.50%, 3/1/2034	75,000	77,242
Kite Realty Group Trust 4.75%, 9/15/2030 (a)	90,000	90,058
LXP Industrial Trust:
2.38%, 10/1/2031	20,000	16,751
6.75%, 11/15/2028	309,000	330,565
Mid-America Apartments LP:
3.60%, 6/1/2027	160,000	157,818
3.95%, 3/15/2029 (a)	100,000	98,907
4.00%, 11/15/2025 (a)	200,000	199,040
5.00%, 3/15/2034 (a)	350,000	356,881
5.30%, 2/15/2032	200,000	207,966
National Health Investors, Inc. 3.00%, 2/1/2031	200,000	174,730
NNN REIT, Inc.:
4.00%, 11/15/2025 (a)	100,000	99,348
4.30%, 10/15/2028 (a)	200,000	198,900
4.80%, 10/15/2048	200,000	181,082
5.50%, 6/15/2034	435,000	452,322
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	294,000	252,596
3.63%, 10/1/2029	106,000	99,796
4.50%, 4/1/2027	54,000	53,738
4.75%, 1/15/2028	200,000	199,496
5.25%, 1/15/2026	324,000	325,280
Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 7/15/2034	200,000	208,636
Piedmont Operating Partnership LP:
2.75%, 4/1/2032 (a)	150,000	121,577
3.15%, 8/15/2030 (a)	100,000	87,155
6.88%, 7/15/2029 (a)	70,000	73,610
9.25%, 7/20/2028	185,000	206,967
Prologis LP:
1.25%, 10/15/2030 (a)	25,000	21,085
1.75%, 2/1/2031	150,000	128,864
2.25%, 4/15/2030	716,000	646,484
2.25%, 1/15/2032	25,000	21,491
2.88%, 11/15/2029	115,000	108,067
3.00%, 4/15/2050	100,000	69,950
3.38%, 12/15/2027	30,000	29,391
3.88%, 9/15/2028 (a)	376,000	372,522
4.38%, 9/15/2048	50,000	44,876
4.75%, 6/15/2033 (a)	150,000	152,013
5.00%, 3/15/2034	135,000	138,422
5.00%, 1/31/2035	215,000	220,128
5.13%, 1/15/2034	239,000	247,138
5.25%, 6/15/2053	440,000	445,834
5.25%, 3/15/2054	382,000	388,039
Security Description	Principal Amount	Value
Public Storage Operating Co.:
0.88%, 2/15/2026	$100,000	$95,662
1.85%, 5/1/2028	118,000	109,251
2.25%, 11/9/2031	249,000	216,453
2.30%, 5/1/2031 (a)	100,000	88,860
3.09%, 9/15/2027	250,000	243,835
3.39%, 5/1/2029	100,000	97,176
5.10%, 8/1/2033	52,000	53,935
5.35%, 8/1/2053	545,000	563,192
Rayonier LP 2.75%, 5/17/2031 (a)	200,000	174,348
Realty Income Corp.:
0.75%, 3/15/2026	175,000	166,007
2.20%, 6/15/2028	27,000	25,064
2.85%, 12/15/2032	25,000	21,861
3.00%, 1/15/2027	390,000	379,708
3.25%, 6/15/2029 (a)	100,000	95,389
3.25%, 1/15/2031	555,000	517,793
3.40%, 1/15/2028	425,000	414,630
3.40%, 1/15/2030	124,000	117,970
3.95%, 8/15/2027	419,000	416,582
4.00%, 7/15/2029	469,000	461,341
4.13%, 10/15/2026	200,000	199,762
4.75%, 2/15/2029 (a)	200,000	203,726
4.85%, 3/15/2030	115,000	117,760
4.88%, 6/1/2026 (a)	100,000	100,844
4.90%, 7/15/2033	199,000	200,980
5.13%, 2/15/2034	200,000	204,500
5.38%, 9/1/2054	100,000	101,759
5.63%, 10/13/2032	193,000	204,972
Regency Centers LP:
2.95%, 9/15/2029	502,000	469,757
5.10%, 1/15/2035	160,000	162,806
5.25%, 1/15/2034	125,000	128,958
Sabra Health Care LP:
3.20%, 12/1/2031	200,000	175,986
3.90%, 10/15/2029	140,000	132,560
5.13%, 8/15/2026	100,000	100,653
Safehold GL Holdings LLC 6.10%, 4/1/2034	125,000	132,034
Simon Property Group LP:
2.20%, 2/1/2031	700,000	613,879
2.25%, 1/15/2032	150,000	129,209
2.45%, 9/13/2029 (a)	643,000	590,480
2.65%, 2/1/2032	204,000	180,012
3.25%, 11/30/2026 (a)	51,000	50,113
3.25%, 9/13/2049 (a)	163,000	118,569
3.30%, 1/15/2026	336,000	332,109
3.38%, 12/1/2027 (a)	100,000	98,050
3.80%, 7/15/2050	254,000	201,414
4.25%, 10/1/2044	65,000	56,711
4.75%, 9/26/2034 (a)	80,000	79,326
4.75%, 3/15/2042	131,000	123,444
5.50%, 3/8/2033	370,000	390,801
5.85%, 3/8/2053	135,000	145,006

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 1/15/2034 (a)	$276,000	$305,402
6.65%, 1/15/2054	200,000	238,242
6.75%, 2/1/2040	100,000	116,030
Store Capital LLC:
2.70%, 12/1/2031	160,000	135,891
4.50%, 3/15/2028	105,000	103,014
Sun Communities Operating LP:
2.70%, 7/15/2031	252,000	220,099
4.20%, 4/15/2032	127,000	119,921
5.50%, 1/15/2029	275,000	282,972
5.70%, 1/15/2033	170,000	175,408
Tanger Properties LP 2.75%, 9/1/2031 (a)	50,000	43,058
UDR, Inc.:
3.00%, 8/15/2031	300,000	273,282
Series MTN, 3.20%, 1/15/2030	181,000	169,894
5.13%, 9/1/2034	235,000	237,430
Ventas Realty LP:
3.25%, 10/15/2026	40,000	39,086
4.13%, 1/15/2026 (a)	150,000	149,293
4.40%, 1/15/2029	50,000	49,850
4.75%, 11/15/2030	73,000	73,670
4.88%, 4/15/2049	100,000	93,168
5.00%, 1/15/2035	375,000	375,521
5.63%, 7/1/2034	440,000	462,757
5.70%, 9/30/2043	135,000	139,097
VICI Properties LP:
4.75%, 2/15/2028	100,000	100,424
4.95%, 2/15/2030	250,000	251,515
5.13%, 5/15/2032	716,000	719,580
5.63%, 5/15/2052	178,000	174,193
6.13%, 4/1/2054	185,000	193,939
Welltower OP LLC:
2.05%, 1/15/2029 (a)	220,000	200,616
2.70%, 2/15/2027	26,000	25,245
2.80%, 6/1/2031	100,000	90,224
3.10%, 1/15/2030	281,000	263,842
4.13%, 3/15/2029	293,000	290,890
4.25%, 4/15/2028 (a)	362,000	362,271
6.50%, 3/15/2041	398,000	451,376
Weyerhaeuser Co.:
4.00%, 4/15/2030	236,000	231,221
4.00%, 3/9/2052	125,000	101,449
4.75%, 5/15/2026	390,000	392,629
7.38%, 3/15/2032	200,000	231,754
WP Carey, Inc.:
2.40%, 2/1/2031	80,000	69,728
3.85%, 7/15/2029 (a)	490,000	476,241
		61,120,649
RETAIL — 2.3%
AutoNation, Inc.:
2.40%, 8/1/2031	360,000	305,060
3.85%, 3/1/2032 (a)	496,000	457,436
Security Description	Principal Amount	Value
AutoZone, Inc.:
1.65%, 1/15/2031	$50,000	$42,213
3.13%, 4/21/2026 (a)	66,000	64,764
4.75%, 8/1/2032	275,000	276,301
4.75%, 2/1/2033	200,000	200,172
5.05%, 7/15/2026	150,000	152,306
5.10%, 7/15/2029	400,000	412,032
5.40%, 7/15/2034	250,000	259,125
6.25%, 11/1/2028	175,000	187,518
6.55%, 11/1/2033	337,000	376,945
Costco Wholesale Corp.:
1.38%, 6/20/2027	362,000	339,426
1.60%, 4/20/2030 (a)	675,000	596,011
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (a)	50,000	49,444
4.35%, 10/15/2027 (e)	75,000	75,000
4.55%, 10/15/2029 (e)	180,000	180,266
6.30%, 10/10/2033 (a)	115,000	125,342
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	200,000	152,760
Dollar General Corp.:
3.50%, 4/3/2030 (a)	132,000	124,262
4.13%, 5/1/2028	100,000	98,609
5.20%, 7/5/2028 (a)	50,000	51,091
5.45%, 7/5/2033 (a)	1,100,000	1,120,636
Dollar Tree, Inc.:
3.38%, 12/1/2051	100,000	68,290
4.20%, 5/15/2028	100,000	98,704
Genuine Parts Co.:
2.75%, 2/1/2032	50,000	43,708
4.95%, 8/15/2029	125,000	127,079
6.88%, 11/1/2033	250,000	287,002
Home Depot, Inc.:
2.13%, 9/15/2026	348,000	336,565
2.38%, 3/15/2051	185,000	116,093
2.50%, 4/15/2027	300,000	289,929
2.70%, 4/15/2030	200,000	186,046
2.75%, 9/15/2051 (a)	161,000	108,902
2.95%, 6/15/2029	300,000	286,332
3.13%, 12/15/2049	340,000	250,923
3.30%, 4/15/2040	275,000	229,779
3.35%, 4/15/2050	324,000	248,608
3.63%, 4/15/2052	693,000	556,444
3.90%, 12/6/2028 (a)	325,000	324,090
3.90%, 6/15/2047	595,000	508,529
4.20%, 4/1/2043	100,000	91,319
4.25%, 4/1/2046	260,000	236,493
4.40%, 3/15/2045	403,000	375,394
4.50%, 12/6/2048	100,000	93,484
4.75%, 6/25/2029	300,000	309,345
4.85%, 6/25/2031	500,000	518,170
4.88%, 6/25/2027 (a)	200,000	205,122
4.88%, 2/15/2044	543,000	539,742
4.90%, 4/15/2029	150,000	155,376
4.95%, 9/30/2026	240,000	244,973

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 6/25/2034 (a)	$400,000	$415,640
4.95%, 9/15/2052 (a)	809,000	807,123
5.10%, 12/24/2025 (a)	200,000	202,632
5.15%, 6/25/2026	400,000	408,172
5.30%, 6/25/2054	200,000	210,222
5.40%, 6/25/2064 (a)	175,000	185,246
5.88%, 12/16/2036	500,000	559,980
5.95%, 4/1/2041	232,000	260,680
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	250,000	226,940
1.70%, 9/15/2028	200,000	182,256
2.63%, 4/1/2031 (a)	300,000	269,592
3.35%, 4/1/2027	200,000	196,320
3.65%, 4/5/2029	579,000	564,930
3.70%, 4/15/2046	450,000	357,426
3.75%, 4/1/2032 (a)	200,000	190,826
4.05%, 5/3/2047	140,000	117,195
4.25%, 4/1/2052	300,000	253,743
4.45%, 4/1/2062	485,000	410,873
4.50%, 4/15/2030 (a)	551,000	557,926
4.55%, 4/5/2049	90,000	79,955
4.80%, 4/1/2026	75,000	75,614
5.00%, 4/15/2033 (a)	85,000	87,586
5.15%, 7/1/2033 (a)	140,000	145,887
5.63%, 4/15/2053 (a)	1,168,000	1,215,397
5.80%, 9/15/2062 (a)	200,000	209,274
5.85%, 4/1/2063	581,000	614,913
6.50%, 3/15/2029	100,000	109,501
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	152,000	136,884
Series MTN, 3.63%, 5/1/2043	857,000	705,997
Series MTN, 3.63%, 9/1/2049	250,000	196,903
Series MTN, 3.70%, 1/30/2026	345,000	342,944
Series MTN, 3.80%, 4/1/2028 (a)	300,000	297,129
Series MTN, 4.20%, 4/1/2050	133,000	114,964
Series MTN, 4.45%, 3/1/2047	400,000	365,080
Series MTN, 4.60%, 9/9/2032	670,000	681,517
Series MTN, 4.60%, 5/26/2045	75,000	70,178
Series MTN, 4.88%, 7/15/2040	220,000	217,140
Series MTN, 4.88%, 12/9/2045	545,000	529,184
4.95%, 8/14/2033 (a)	207,000	215,114
Series GMTN, 5.00%, 5/17/2029	255,000	264,402
Series GMTN, 5.20%, 5/17/2034 (a)	200,000	211,418
Security Description	Principal Amount	Value
5.45%, 8/14/2053 (a)	$150,000	$156,365
Series MTN, 5.70%, 2/1/2039	176,000	191,444
Series MTN, 6.30%, 3/1/2038	266,000	303,256
O'Reilly Automotive, Inc.:
3.90%, 6/1/2029 (a)	615,000	605,123
4.20%, 4/1/2030	241,000	239,272
4.70%, 6/15/2032	25,000	25,196
5.00%, 8/19/2034	250,000	252,940
5.75%, 11/20/2026	100,000	103,130
Starbucks Corp.:
2.00%, 3/12/2027 (a)	100,000	95,326
2.25%, 3/12/2030	375,000	338,719
2.45%, 6/15/2026	250,000	243,255
2.55%, 11/15/2030	263,000	237,949
3.00%, 2/14/2032 (a)	200,000	182,130
3.35%, 3/12/2050	174,000	127,754
3.50%, 11/15/2050 (a)	100,000	76,105
4.00%, 11/15/2028 (a)	250,000	249,045
4.30%, 6/15/2045	593,000	522,125
4.50%, 11/15/2048	183,000	164,738
4.75%, 2/15/2026	100,000	100,737
4.80%, 2/15/2033	55,000	56,290
4.85%, 2/8/2027	200,000	203,202
4.90%, 2/15/2031 (a)	200,000	207,256
5.00%, 2/15/2034	200,000	205,734
Target Corp.:
2.35%, 2/15/2030	726,000	666,664
2.65%, 9/15/2030	225,000	209,234
2.95%, 1/15/2052 (a)	587,000	415,854
4.00%, 7/1/2042 (a)	260,000	235,732
4.50%, 9/15/2032 (a)	150,000	152,132
4.50%, 9/15/2034	205,000	204,953
4.80%, 1/15/2053 (a)	429,000	421,857
6.50%, 10/15/2037	240,000	281,554
TJX Cos., Inc.:
2.25%, 9/15/2026	75,000	72,666
3.88%, 4/15/2030	343,000	338,767
Tractor Supply Co. 5.25%, 5/15/2033	310,000	322,691
Walmart, Inc.:
1.50%, 9/22/2028	324,000	297,685
1.80%, 9/22/2031 (a)	553,000	480,623
2.38%, 9/24/2029 (a)	55,000	51,618
2.50%, 9/22/2041	282,000	211,122
2.65%, 9/22/2051	300,000	206,154
3.25%, 7/8/2029 (a)	569,000	559,230
3.70%, 6/26/2028 (a)	50,000	49,984
3.95%, 9/9/2027 (a)	161,000	162,141
4.00%, 4/15/2026	366,000	367,065
4.00%, 4/15/2030 (a)	100,000	101,152
4.05%, 6/29/2048 (a)	728,000	655,688
4.10%, 4/15/2033	160,000	160,478
4.15%, 9/9/2032 (a)	95,000	96,107

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 9/9/2052	$900,000	$872,811
4.50%, 4/15/2053 (a)	349,000	336,778
5.25%, 9/1/2035	375,000	407,456
5.63%, 4/1/2040	300,000	334,506
7.55%, 2/15/2030	100,000	118,466
		39,426,122
SEMICONDUCTORS — 2.4%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032 (a)	100,000	97,484
Analog Devices, Inc.:
1.70%, 10/1/2028	155,000	142,381
2.10%, 10/1/2031	200,000	174,128
2.80%, 10/1/2041	210,000	159,291
2.95%, 10/1/2051	370,000	261,098
3.45%, 6/15/2027	35,000	34,515
3.50%, 12/5/2026	328,000	325,363
5.05%, 4/1/2034 (a)	65,000	68,041
5.30%, 4/1/2054 (a)	100,000	104,658
Applied Materials, Inc.:
1.75%, 6/1/2030	734,000	644,621
3.30%, 4/1/2027 (a)	50,000	49,227
4.35%, 4/1/2047	210,000	195,880
4.80%, 6/15/2029	400,000	412,188
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	184,000	179,762
3.88%, 1/15/2027	200,000	198,644
Broadcom, Inc.:
1.95%, 2/15/2028 (b)	111,000	103,012
2.45%, 2/15/2031 (b)	1,047,000	927,443
2.60%, 2/15/2033 (b)	100,000	85,628
3.14%, 11/15/2035 (b)	657,000	561,709
3.15%, 11/15/2025	497,000	490,151
3.42%, 4/15/2033 (b)	540,000	490,563
3.47%, 4/15/2034 (b)	392,000	353,255
3.50%, 2/15/2041 (b)	486,000	399,754
3.75%, 2/15/2051 (b)	400,000	317,548
4.00%, 4/15/2029 (b)	335,000	329,888
4.11%, 9/15/2028 (a)	200,000	199,402
4.15%, 2/15/2028 (e)	110,000	109,888
4.15%, 11/15/2030	1,387,000	1,364,544
4.15%, 4/15/2032 (b)	671,000	650,635
4.35%, 2/15/2030 (e)	125,000	124,774
4.55%, 2/15/2032 (e)	180,000	179,764
4.75%, 4/15/2029	225,000	228,494
4.80%, 10/15/2034 (e)	405,000	404,652
4.93%, 5/15/2037 (b)	1,572,000	1,569,233
5.00%, 4/15/2030	150,000	155,303
5.05%, 7/12/2027	225,000	229,892
5.05%, 7/12/2029	210,000	216,197
5.15%, 11/15/2031	525,000	544,225
Intel Corp.:
1.60%, 8/12/2028	225,000	201,179
2.45%, 11/15/2029	642,000	577,274
3.05%, 8/12/2051	251,000	160,771
Security Description	Principal Amount	Value
3.15%, 5/11/2027	$215,000	$207,856
3.25%, 11/15/2049	35,000	23,561
3.73%, 12/8/2047	661,000	487,018
3.75%, 3/25/2027	250,000	245,595
3.75%, 8/5/2027 (a)	250,000	244,978
3.90%, 3/25/2030 (a)	490,000	470,861
4.00%, 8/5/2029	250,000	244,113
4.15%, 8/5/2032 (a)	515,000	490,795
4.25%, 12/15/2042	197,000	164,759
4.60%, 3/25/2040	145,000	130,918
4.75%, 3/25/2050	1,710,000	1,474,704
4.80%, 10/1/2041	650,000	590,473
4.88%, 2/10/2026	200,000	200,980
4.88%, 2/10/2028	350,000	353,489
4.90%, 7/29/2045	200,000	178,504
4.90%, 8/5/2052	355,000	311,055
4.95%, 3/25/2060 (a)	100,000	86,926
5.00%, 2/21/2031	125,000	127,001
5.13%, 2/10/2030 (a)	75,000	76,605
5.15%, 2/21/2034 (a)	145,000	146,525
5.20%, 2/10/2033 (a)	735,000	744,312
5.60%, 2/21/2054	750,000	730,537
5.63%, 2/10/2043	500,000	497,055
5.70%, 2/10/2053	428,000	420,403
5.90%, 2/10/2063	302,000	302,396
KLA Corp.:
3.30%, 3/1/2050	50,000	37,782
4.10%, 3/15/2029	350,000	351,746
4.65%, 7/15/2032 (a)	140,000	143,273
4.70%, 2/1/2034 (a)	100,000	101,972
4.95%, 7/15/2052 (a)	245,000	243,412
5.00%, 3/15/2049	100,000	99,396
5.25%, 7/15/2062	330,000	339,158
Lam Research Corp.:
1.90%, 6/15/2030	518,000	457,658
2.88%, 6/15/2050 (a)	100,000	69,850
3.13%, 6/15/2060	50,000	34,512
3.75%, 3/15/2026	878,000	873,557
Marvell Technology, Inc.:
1.65%, 4/15/2026	150,000	143,807
2.95%, 4/15/2031 (a)	111,000	100,244
4.88%, 6/22/2028	300,000	302,742
5.95%, 9/15/2033 (a)	280,000	300,558
Microchip Technology, Inc. 5.05%, 3/15/2029	90,000	92,424
Micron Technology, Inc.:
3.37%, 11/1/2041	200,000	155,202
3.48%, 11/1/2051 (a)	500,000	365,840
4.66%, 2/15/2030	125,000	125,718
4.98%, 2/6/2026 (a)	100,000	100,662
5.30%, 1/15/2031	55,000	57,161
5.33%, 2/6/2029	140,000	144,596
5.38%, 4/15/2028	60,000	61,817
5.88%, 2/9/2033	275,000	293,711
5.88%, 9/15/2033 (a)	300,000	320,862

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 11/1/2029	$500,000	$549,450
NVIDIA Corp.:
3.20%, 9/16/2026	350,000	346,377
3.50%, 4/1/2040	1,215,000	1,072,857
NXP BV/NXP Funding LLC 5.55%, 12/1/2028 (a)	200,000	207,608
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (a)	355,000	310,994
2.65%, 2/15/2032	697,000	605,247
3.25%, 5/11/2041 (a)	424,000	330,622
3.88%, 6/18/2026 (a)	150,000	148,779
4.30%, 6/18/2029 (a)	215,000	213,966
4.40%, 6/1/2027	175,000	175,404
5.00%, 1/15/2033 (a)	169,000	170,999
Qorvo, Inc. 4.38%, 10/15/2029	200,000	193,898
QUALCOMM, Inc.:
2.15%, 5/20/2030	400,000	361,660
3.25%, 5/20/2027 (a)	373,000	367,025
3.25%, 5/20/2050	65,000	48,921
4.25%, 5/20/2032 (a)	115,000	114,852
4.50%, 5/20/2052 (a)	516,000	474,921
4.65%, 5/20/2035 (a)	250,000	254,925
4.80%, 5/20/2045	257,000	251,809
5.40%, 5/20/2033 (a)	100,000	107,789
6.00%, 5/20/2053	423,000	479,119
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	1,123,000	1,073,768
3.00%, 6/1/2031	175,000	154,156
Texas Instruments, Inc.:
1.13%, 9/15/2026	100,000	94,858
1.75%, 5/4/2030	100,000	88,285
1.90%, 9/15/2031	100,000	87,098
2.25%, 9/4/2029 (a)	354,000	326,261
2.90%, 11/3/2027 (a)	200,000	194,098
3.88%, 3/15/2039	100,000	92,744
4.15%, 5/15/2048	200,000	178,130
4.60%, 2/8/2029	90,000	92,351
4.85%, 2/8/2034	85,000	88,385
4.90%, 3/14/2033 (a)	434,000	454,667
5.00%, 3/14/2053	50,000	50,369
5.05%, 5/18/2063	445,000	445,765
5.15%, 2/8/2054	200,000	205,386
TSMC Arizona Corp.:
1.75%, 10/25/2026	448,000	425,882
2.50%, 10/25/2031	500,000	441,360
3.13%, 10/25/2041	700,000	573,986
3.25%, 10/25/2051 (a)	175,000	137,386
3.88%, 4/22/2027	230,000	228,024
4.25%, 4/22/2032	52,000	51,708
Xilinx, Inc. 2.38%, 6/1/2030	250,000	226,980
		40,790,407
Security Description	Principal Amount	Value
SHIPBUILDING — 0.0% (f)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	$100,000	$91,832
4.20%, 5/1/2030 (a)	381,000	374,157
		465,989
SOFTWARE — 2.6%
Adobe, Inc.:
2.15%, 2/1/2027 (a)	300,000	288,525
4.80%, 4/4/2029 (a)	300,000	309,870
4.85%, 4/4/2027 (a)	80,000	81,966
4.95%, 4/4/2034	200,000	208,408
Atlassian Corp.:
5.25%, 5/15/2029	200,000	206,822
5.50%, 5/15/2034	165,000	172,555
Autodesk, Inc. 2.85%, 1/15/2030	23,000	21,370
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	250,000	220,663
2.90%, 12/1/2029	185,000	171,545
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	85,000	85,429
4.30%, 9/10/2029	250,000	250,750
4.70%, 9/10/2034	155,000	155,849
Concentrix Corp.:
6.60%, 8/2/2028 (a)	283,000	294,979
6.65%, 8/2/2026	425,000	436,637
6.85%, 8/2/2033 (a)	250,000	258,933
Electronic Arts, Inc. 2.95%, 2/15/2051	25,000	17,241
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	330,000	315,549
3.10%, 3/1/2041	780,000	602,035
5.10%, 7/15/2032 (a)	207,000	214,605
Fiserv, Inc.:
3.50%, 7/1/2029 (a)	580,000	560,268
4.20%, 10/1/2028	619,000	616,604
4.40%, 7/1/2049 (a)	752,000	664,798
4.75%, 3/15/2030	250,000	254,608
5.15%, 3/15/2027	350,000	357,977
5.15%, 8/12/2034	250,000	256,140
5.35%, 3/15/2031	500,000	523,070
5.45%, 3/2/2028 (a)	180,000	186,750
5.45%, 3/15/2034	400,000	418,252
5.63%, 8/21/2033	400,000	423,400
Intuit, Inc.:
1.65%, 7/15/2030	308,000	268,323
5.13%, 9/15/2028 (a)	400,000	416,520
5.20%, 9/15/2033 (a)	415,000	437,775
5.25%, 9/15/2026	200,000	205,006
5.50%, 9/15/2053 (a)	260,000	279,417
Microsoft Corp.:
1.35%, 9/15/2030	500,000	435,475

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.40%, 8/8/2026	$875,000	$853,422
2.50%, 9/15/2050	100,000	67,730
2.53%, 6/1/2050	1,550,000	1,063,687
2.68%, 6/1/2060	738,000	486,836
2.92%, 3/17/2052	1,515,000	1,112,086
3.04%, 3/17/2062	897,000	643,804
3.13%, 11/3/2025	1,000,000	990,650
3.30%, 2/6/2027	725,000	718,352
3.40%, 9/15/2026	450,000	447,012
3.40%, 6/15/2027	200,000	198,570
3.45%, 8/8/2036	451,000	420,494
3.50%, 2/12/2035 (a)	150,000	143,261
3.70%, 8/8/2046	418,000	370,590
3.95%, 8/8/2056	100,000	88,088
4.20%, 11/3/2035 (a)	150,000	151,977
4.25%, 2/6/2047 (a)	200,000	198,480
4.45%, 11/3/2045	150,000	151,686
4.50%, 6/15/2047	240,000	236,753
4.50%, 2/6/2057 (a)	200,000	198,584
5.20%, 6/1/2039	50,000	55,415
Oracle Corp.:
2.30%, 3/25/2028	505,000	473,983
2.65%, 7/15/2026	1,236,000	1,202,022
2.88%, 3/25/2031	375,000	341,104
2.95%, 4/1/2030	538,000	500,507
3.25%, 11/15/2027	384,000	373,832
3.60%, 4/1/2040	810,000	673,677
3.60%, 4/1/2050	780,000	593,541
3.65%, 3/25/2041	450,000	371,619
3.80%, 11/15/2037	500,000	442,330
3.85%, 7/15/2036	652,000	589,232
3.90%, 5/15/2035	175,000	161,728
3.95%, 3/25/2051	373,000	300,295
4.00%, 7/15/2046	707,000	586,414
4.00%, 11/15/2047	300,000	246,645
4.10%, 3/25/2061	965,000	758,403
4.13%, 5/15/2045	354,000	300,153
4.20%, 9/27/2029	220,000	219,547
4.30%, 7/8/2034	250,000	241,975
4.38%, 5/15/2055	275,000	234,457
4.50%, 5/6/2028	90,000	91,094
4.50%, 7/8/2044	175,000	157,446
4.65%, 5/6/2030	84,000	85,572
4.70%, 9/27/2034 (a)	750,000	748,245
4.90%, 2/6/2033	490,000	498,570
5.38%, 7/15/2040	1,311,000	1,336,289
5.38%, 9/27/2054 (a)	750,000	750,802
5.50%, 9/27/2064 (a)	500,000	498,015
5.55%, 2/6/2053	1,277,000	1,306,422
6.13%, 7/8/2039	944,000	1,043,196
6.25%, 11/9/2032	508,000	561,960
6.90%, 11/9/2052	575,000	692,151
Roper Technologies, Inc.:
1.40%, 9/15/2027	150,000	138,885
1.75%, 2/15/2031	543,000	459,492
Security Description	Principal Amount	Value
3.80%, 12/15/2026 (a)	$610,000	$606,255
3.85%, 12/15/2025	100,000	99,531
4.20%, 9/15/2028 (a)	196,000	195,937
4.50%, 10/15/2029 (a)	200,000	201,208
4.75%, 2/15/2032	165,000	166,856
4.90%, 10/15/2034	200,000	201,334
Salesforce, Inc.:
1.50%, 7/15/2028 (a)	250,000	229,165
1.95%, 7/15/2031	600,000	520,776
2.70%, 7/15/2041	338,000	255,656
2.90%, 7/15/2051	500,000	349,035
3.05%, 7/15/2061	201,000	134,819
3.70%, 4/11/2028	121,000	120,321
ServiceNow, Inc. 1.40%, 9/1/2030	300,000	257,400
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027 (a)	200,000	197,380
4.95%, 3/28/2028	300,000	306,021
5.00%, 3/28/2026	500,000	504,845
5.40%, 6/12/2029	95,000	98,468
5.60%, 6/12/2034	125,000	131,101
VMware LLC:
1.40%, 8/15/2026	465,000	440,871
1.80%, 8/15/2028 (a)	41,000	37,290
2.20%, 8/15/2031 (a)	828,000	711,318
3.90%, 8/21/2027	300,000	296,901
4.70%, 5/15/2030	495,000	498,906
Workday, Inc.:
3.50%, 4/1/2027	147,000	144,692
3.70%, 4/1/2029 (a)	104,000	101,594
3.80%, 4/1/2032 (a)	160,000	151,658
		43,154,532
TELECOMMUNICATIONS — 4.3%
America Movil SAB de CV:
2.88%, 5/7/2030	277,000	255,533
3.63%, 4/22/2029	250,000	242,048
4.38%, 7/16/2042	250,000	226,290
4.70%, 7/21/2032	305,000	305,137
6.13%, 3/30/2040	700,000	760,697
6.38%, 3/1/2035 (a)	50,000	56,009
AT&T, Inc.:
1.65%, 2/1/2028	300,000	276,531
1.70%, 3/25/2026	1,506,000	1,451,061
2.25%, 2/1/2032	1,437,000	1,233,075
2.30%, 6/1/2027	715,000	682,875
2.55%, 12/1/2033	1,125,000	948,375
3.50%, 6/1/2041	741,000	607,042
3.50%, 9/15/2053	1,654,000	1,214,698
3.50%, 2/1/2061	50,000	35,405
3.55%, 9/15/2055	1,327,000	969,559
3.65%, 6/1/2051	1,210,000	928,130
3.65%, 9/15/2059	172,000	124,662
3.80%, 2/15/2027	296,000	293,579
3.80%, 12/1/2057	1,401,000	1,060,613

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 6/1/2060 (a)	$794,000	$601,122
3.88%, 1/15/2026	71,000	70,583
4.30%, 2/15/2030	1,164,000	1,162,603
4.30%, 12/15/2042	425,000	378,879
4.35%, 3/1/2029 (a)	500,000	502,860
4.35%, 6/15/2045	150,000	132,518
4.50%, 5/15/2035	100,000	97,395
4.50%, 3/9/2048	425,000	376,826
4.55%, 3/9/2049	795,000	713,989
4.65%, 6/1/2044	352,000	320,383
4.75%, 5/15/2046	500,000	468,005
4.80%, 6/15/2044	190,000	178,203
4.85%, 3/1/2039 (a)	400,000	391,908
5.15%, 11/15/2046	735,000	723,086
5.25%, 3/1/2037	175,000	179,960
5.35%, 9/1/2040	150,000	152,204
5.40%, 2/15/2034	1,023,000	1,073,280
5.45%, 3/1/2047 (a)	145,000	147,323
5.54%, 2/20/2026	100,000	99,992
6.00%, 8/15/2040	50,000	53,744
6.30%, 1/15/2038 (a)	50,000	56,151
Bell Telephone Co. of Canada or Bell Canada:
Series US-4, 3.65%, 3/17/2051	100,000	76,964
4.46%, 4/1/2048 (a)	211,000	187,417
5.10%, 5/11/2033 (a)	300,000	306,414
5.20%, 2/15/2034 (a)	350,000	359,674
5.55%, 2/15/2054 (a)	600,000	626,430
British Telecommunications PLC 9.63%, 12/15/2030	642,000	810,551
Cisco Systems, Inc.:
2.95%, 2/28/2026 (a)	100,000	98,687
4.80%, 2/26/2027	320,000	327,062
4.85%, 2/26/2029	175,000	180,929
4.95%, 2/26/2031	425,000	444,214
5.05%, 2/26/2034	450,000	472,257
5.30%, 2/26/2054	450,000	477,229
5.35%, 2/26/2064	600,000	636,636
5.50%, 1/15/2040	972,000	1,052,423
5.90%, 2/15/2039	406,000	457,286
Corning, Inc.:
4.38%, 11/15/2057	115,000	98,034
4.75%, 3/15/2042	1,100,000	1,038,081
5.45%, 11/15/2079	206,000	203,989
5.85%, 11/15/2068	100,000	105,218
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	479,000	578,431
9.25%, 6/1/2032	175,000	223,984
Juniper Networks, Inc. 2.00%, 12/10/2030	217,000	186,080
Koninklijke KPN NV 8.38%, 10/1/2030	200,000	239,608
Security Description	Principal Amount	Value
Motorola Solutions, Inc.:
2.30%, 11/15/2030	$175,000	$154,439
2.75%, 5/24/2031	100,000	89,409
5.00%, 4/15/2029	300,000	307,917
5.40%, 4/15/2034	115,000	119,928
5.50%, 9/1/2044	167,000	170,946
5.60%, 6/1/2032	253,000	267,608
Nokia OYJ 6.63%, 5/15/2039	700,000	743,932
Orange SA 9.00%, 3/1/2031	400,000	494,788
Rogers Communications, Inc.:
3.20%, 3/15/2027	1,272,000	1,238,661
3.63%, 12/15/2025	425,000	420,215
4.30%, 2/15/2048 (a)	407,000	340,911
4.35%, 5/1/2049	69,000	58,193
4.50%, 3/15/2042	230,000	206,738
4.55%, 3/15/2052 (a)	400,000	346,428
5.00%, 2/15/2029 (a)	150,000	153,105
5.00%, 3/15/2044 (a)	200,000	189,842
5.30%, 2/15/2034 (a)	300,000	305,172
7.50%, 8/15/2038	35,000	42,063
Sprint Capital Corp.:
6.88%, 11/15/2028	500,000	545,700
8.75%, 3/15/2032	855,000	1,062,209
Sprint LLC 7.63%, 3/1/2026	509,000	525,415
Telefonica Emisiones SA:
4.10%, 3/8/2027	422,000	420,371
4.90%, 3/6/2048	300,000	272,670
5.21%, 3/8/2047	611,000	579,100
5.52%, 3/1/2049 (a)	339,000	335,454
7.05%, 6/20/2036	100,000	115,317
Telefonica Europe BV 8.25%, 9/15/2030	626,000	737,309
TELUS Corp.:
2.80%, 2/16/2027	73,000	70,422
4.60%, 11/16/2048	170,000	149,665
T-Mobile USA, Inc.:
2.05%, 2/15/2028	400,000	372,436
2.25%, 2/15/2026	1,304,000	1,267,814
2.25%, 11/15/2031	100,000	86,261
2.55%, 2/15/2031	305,000	271,761
2.63%, 4/15/2026	386,000	376,211
2.70%, 3/15/2032	375,000	330,585
3.00%, 2/15/2041	130,000	99,796
3.38%, 4/15/2029	650,000	623,954
3.40%, 10/15/2052	200,000	146,362
3.50%, 4/15/2031	2,080,000	1,959,402
3.75%, 4/15/2027	775,000	765,591
3.88%, 4/15/2030	1,166,000	1,133,912
4.20%, 10/1/2029 (a)	105,000	104,518
4.38%, 4/15/2040	676,000	623,380
4.50%, 4/15/2050	481,000	427,378
4.70%, 1/15/2035 (a)	200,000	199,358

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 2/1/2028 (a)	$200,000	$200,338
4.85%, 1/15/2029	240,000	245,074
4.95%, 3/15/2028	45,000	46,029
5.05%, 7/15/2033	301,000	308,528
5.15%, 4/15/2034	115,000	118,429
5.20%, 1/15/2033	943,000	976,420
5.25%, 6/15/2055 (a)	200,000	198,922
5.50%, 1/15/2055	767,000	793,830
5.65%, 1/15/2053	598,000	628,301
5.75%, 1/15/2034	195,000	209,405
5.75%, 1/15/2054 (a)	540,000	573,890
5.80%, 9/15/2062	400,000	423,740
6.00%, 6/15/2054	285,000	313,765
Verizon Communications, Inc.:
0.85%, 11/20/2025 (a)	552,000	530,593
1.45%, 3/20/2026	756,000	725,253
1.68%, 10/30/2030	584,000	499,384
1.75%, 1/20/2031	550,000	469,056
2.10%, 3/22/2028	1,525,000	1,422,703
2.36%, 3/15/2032	540,000	465,140
2.55%, 3/21/2031	1,165,000	1,040,648
2.63%, 8/15/2026	500,000	486,190
2.65%, 11/20/2040	301,000	221,416
2.85%, 9/3/2041	192,000	144,388
2.99%, 10/30/2056	711,000	466,473
3.00%, 3/22/2027	235,000	229,090
3.00%, 11/20/2060 (a)	688,000	442,824
3.15%, 3/22/2030 (a)	91,000	85,770
3.40%, 3/22/2041	450,000	367,767
3.55%, 3/22/2051	1,292,000	1,001,326
3.70%, 3/22/2061 (a)	1,465,000	1,108,316
3.88%, 3/1/2052 (a)	350,000	286,871
4.00%, 3/22/2050	245,000	204,019
4.02%, 12/3/2029	200,000	197,014
4.13%, 3/16/2027	1,219,000	1,216,903
4.13%, 8/15/2046	123,000	105,881
4.27%, 1/15/2036	324,000	309,475
4.33%, 9/21/2028	438,000	439,984
4.40%, 11/1/2034	350,000	341,772
4.50%, 8/10/2033	150,000	148,082
4.52%, 9/15/2048	400,000	365,412
4.78%, 2/15/2035 (b)	500,000	499,245
4.81%, 3/15/2039	155,000	152,467
4.86%, 8/21/2046 (a)	1,340,000	1,302,346
5.01%, 4/15/2049	4,000	4,027
5.01%, 8/21/2054	100,000	97,187
5.05%, 5/9/2033 (a)	300,000	309,600
5.50%, 2/23/2054 (a)	660,000	690,934
6.55%, 9/15/2043 (a)	172,000	201,415
7.75%, 12/1/2030	158,000	187,069
Vodafone Group PLC:
4.38%, 2/19/2043	100,000	92,325
5.63%, 2/10/2053 (a)	200,000	203,248
5.75%, 6/28/2054	750,000	775,890
5.75%, 2/10/2063	100,000	100,840
Security Description	Principal Amount	Value
5.88%, 6/28/2064	$800,000	$824,936
6.15%, 2/27/2037	552,000	608,497
		72,401,024
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.55%, 11/19/2026	175,000	171,565
3.90%, 11/19/2029 (a)	766,000	738,363
6.35%, 3/15/2040	401,000	430,710
Mattel, Inc. 5.45%, 11/1/2041	650,000	621,575
		1,962,213
TRANSPORTATION — 1.8%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	642,000	462,311
3.90%, 8/1/2046	800,000	681,728
4.05%, 6/15/2048	215,000	187,054
4.13%, 6/15/2047	55,000	48,450
4.15%, 4/1/2045	200,000	178,566
4.15%, 12/15/2048	199,000	174,754
4.38%, 9/1/2042	100,000	93,205
4.40%, 3/15/2042	254,000	237,792
4.45%, 3/15/2043	296,000	277,894
4.45%, 1/15/2053	125,000	115,783
4.55%, 9/1/2044	200,000	188,902
4.95%, 9/15/2041	50,000	50,006
5.05%, 3/1/2041	50,000	50,722
5.15%, 9/1/2043	100,000	103,369
5.20%, 4/15/2054	604,000	624,162
5.40%, 6/1/2041	230,000	241,712
5.50%, 3/15/2055	280,000	302,028
5.75%, 5/1/2040	104,000	113,691
6.15%, 5/1/2037 (a)	510,000	581,461
Canadian National Railway Co.:
2.75%, 3/1/2026	210,000	206,296
3.20%, 8/2/2046	190,000	146,080
3.65%, 2/3/2048	112,000	92,348
3.85%, 8/5/2032	205,000	197,815
4.38%, 9/18/2034 (a)	90,000	89,327
4.40%, 8/5/2052 (a)	76,000	70,083
5.85%, 11/1/2033	100,000	110,215
6.13%, 11/1/2053	55,000	65,243
6.38%, 11/15/2037	592,000	686,495
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	40,000	38,060
2.05%, 3/5/2030 (a)	900,000	804,663
2.45%, 12/2/2031	135,000	118,930
3.10%, 12/2/2051	300,000	214,392
4.20%, 11/15/2069	70,000	56,617
4.30%, 5/15/2043	106,000	95,955
4.70%, 5/1/2048	600,000	562,554
4.95%, 8/15/2045	30,000	29,021
6.13%, 9/15/2115	175,000	192,568

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.13%, 10/15/2031 (a)	$280,000	$324,128
CSX Corp.:
2.40%, 2/15/2030 (a)	182,000	166,648
3.35%, 11/1/2025	100,000	99,056
3.80%, 3/1/2028	17,000	16,876
3.80%, 11/1/2046	73,000	61,113
3.80%, 4/15/2050 (a)	60,000	49,460
4.10%, 11/15/2032 (a)	100,000	98,386
4.10%, 3/15/2044	100,000	88,998
4.25%, 3/15/2029	105,000	105,806
4.25%, 11/1/2066	100,000	84,623
4.30%, 3/1/2048	225,000	201,690
4.50%, 3/15/2049	665,000	615,916
4.50%, 11/15/2052	456,000	422,087
4.75%, 5/30/2042	670,000	649,511
4.75%, 11/15/2048	280,000	269,486
4.90%, 3/15/2055	215,000	211,308
5.20%, 11/15/2033 (a)	193,000	203,524
5.50%, 4/15/2041	100,000	105,647
6.00%, 10/1/2036	71,000	79,099
6.22%, 4/30/2040	213,000	241,955
FedEx Corp.:
3.10%, 8/5/2029 (a)	345,000	327,967
3.25%, 4/1/2026	50,000	49,290
3.25%, 5/15/2041 (a)	51,000	39,738
3.88%, 8/1/2042	246,000	205,051
4.05%, 2/15/2048	82,000	67,789
4.10%, 4/15/2043	110,000	94,070
4.10%, 2/1/2045	106,000	89,203
4.20%, 10/17/2028 (a)	100,000	100,132
4.25%, 5/15/2030 (a)	904,000	903,729
4.40%, 1/15/2047	405,000	352,957
4.55%, 4/1/2046	184,000	164,016
4.75%, 11/15/2045	348,000	319,701
4.90%, 1/15/2034 (a)	115,000	117,324
4.95%, 10/17/2048 (a)	180,000	169,241
5.10%, 1/15/2044 (a)	52,000	50,671
5.25%, 5/15/2050 (a)	100,000	98,677
FedEx Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	55,028	47,590
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	505,000	502,096
Kirby Corp. 4.20%, 3/1/2028 (a)	51,000	50,436
Norfolk Southern Corp.:
2.55%, 11/1/2029	242,000	224,010
2.90%, 8/25/2051	104,000	70,094
3.00%, 3/15/2032 (a)	143,000	130,363
3.05%, 5/15/2050	212,000	149,140
3.16%, 5/15/2055	294,000	204,409
3.70%, 3/15/2053	120,000	94,078
3.94%, 11/1/2047	200,000	166,680
3.95%, 10/1/2042	310,000	268,668
Security Description	Principal Amount	Value
4.05%, 8/15/2052	$460,000	$383,925
4.10%, 5/15/2049	100,000	84,891
4.45%, 3/1/2033	200,000	199,474
4.55%, 6/1/2053	389,000	352,628
4.84%, 10/1/2041	100,000	98,017
5.05%, 8/1/2030	145,000	150,922
5.10%, 8/1/2118	165,000	153,764
5.35%, 8/1/2054 (a)	200,000	205,716
5.55%, 3/15/2034	119,000	127,593
5.95%, 3/15/2064	219,000	242,676
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	50,000	47,596
Series GMTN, 4.95%, 9/1/2029	100,000	101,862
Series MTN, 5.25%, 6/1/2028	177,000	182,522
Series MTN, 5.30%, 3/15/2027 (a)	30,000	30,703
Series MTN, 5.38%, 3/15/2029 (a)	300,000	311,313
Series MTN, 5.50%, 6/1/2029	69,000	71,999
Series MTN, 5.65%, 3/1/2028	310,000	323,054
6.30%, 12/1/2028 (a)	100,000	107,433
6.60%, 12/1/2033 (a)	368,000	410,828
Union Pacific Corp.:
2.15%, 2/5/2027	293,000	280,949
2.40%, 2/5/2030	200,000	183,576
2.75%, 3/1/2026	400,000	392,620
2.80%, 2/14/2032	112,000	101,885
2.95%, 3/10/2052	650,000	456,612
3.00%, 4/15/2027	200,000	195,296
3.20%, 5/20/2041	200,000	161,956
3.25%, 2/5/2050	238,000	179,569
3.35%, 8/15/2046	100,000	77,612
3.50%, 2/14/2053	1,375,000	1,070,932
3.55%, 5/20/2061	120,000	88,784
Series MTN, 3.55%, 8/15/2039	343,000	299,535
3.70%, 3/1/2029	100,000	98,878
3.75%, 2/5/2070	75,000	56,771
3.80%, 10/1/2051	374,000	308,068
3.80%, 4/6/2071	115,000	88,348
3.84%, 3/20/2060	125,000	100,260
3.95%, 9/10/2028	259,000	258,780
3.95%, 8/15/2059	126,000	103,185
4.10%, 9/15/2067	150,000	122,840
4.50%, 9/10/2048	435,000	402,379
4.95%, 9/9/2052 (a)	55,000	54,977
4.95%, 5/15/2053	200,000	200,200
5.15%, 1/20/2063	203,000	205,099
United Parcel Service, Inc.:
2.50%, 9/1/2029 (a)	50,000	46,610
3.05%, 11/15/2027	256,000	249,024

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 3/15/2029	$100,000	$97,615
3.63%, 10/1/2042	50,000	41,819
3.75%, 11/15/2047	109,000	89,558
4.25%, 3/15/2049	110,000	97,288
4.45%, 4/1/2030 (a)	50,000	51,001
4.88%, 3/3/2033 (a)	200,000	206,888
4.88%, 11/15/2040	115,000	115,244
5.05%, 3/3/2053 (a)	193,000	192,836
5.15%, 5/22/2034 (a)	215,000	225,920
5.20%, 4/1/2040	235,000	242,440
5.30%, 4/1/2050 (a)	200,000	207,890
5.50%, 5/22/2054 (a)	470,000	502,035
5.60%, 5/22/2064	500,000	535,350
6.20%, 1/15/2038	500,000	571,415
		30,191,649
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	200,000	167,124
3.25%, 9/15/2026 (a)	38,000	37,171
4.00%, 6/30/2030 (a)	90,000	87,342
5.40%, 3/15/2027	100,000	102,570
5.45%, 9/15/2033	300,000	310,722
6.05%, 3/15/2034 (a)	195,000	210,013
6.05%, 6/5/2054 (a)	300,000	323,982
6.90%, 5/1/2034	250,000	284,715
		1,523,639
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	350,000	307,548
2.80%, 5/1/2030 (a)	180,000	167,141
2.95%, 9/1/2027 (a)	75,000	72,825
3.25%, 6/1/2051	120,000	88,086
3.45%, 6/1/2029	300,000	290,061
3.45%, 5/1/2050	128,000	99,377
3.75%, 9/1/2047	200,000	163,250
4.20%, 9/1/2048	151,000	131,749
4.45%, 6/1/2032	375,000	376,507
5.15%, 3/1/2034	125,000	130,487
5.45%, 3/1/2054	325,000	341,747
6.59%, 10/15/2037	100,000	117,039
Essential Utilities, Inc.:
3.35%, 4/15/2050	175,000	127,656
4.28%, 5/1/2049	258,000	221,013
4.80%, 8/15/2027	100,000	101,351
5.30%, 5/1/2052 (a)	226,000	224,606
5.38%, 1/15/2034	301,000	311,400
United Utilities PLC 6.88%, 8/15/2028 (a)	100,000	108,370
		3,380,213
TOTAL CORPORATE BONDS & NOTES (Cost $1,597,913,122)		1,644,138,667

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (h) (i)	10,533,200	$10,533,200
State Street Navigator Securities Lending Portfolio II (j) (k)	131,279,832	131,279,832
TOTAL SHORT-TERM INVESTMENTS (Cost $141,813,032)		141,813,032
TOTAL INVESTMENTS — 106.0% (Cost $1,739,726,154)		1,785,951,699
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%		(101,326,252)
NET ASSETS — 100.0%		$1,684,625,447
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Amount is less than 0.05% of net assets.
(g)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2024.
(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,644,138,667	$—	$1,644,138,667
Short-Term Investments	141,813,032	—	—	141,813,032
TOTAL INVESTMENTS	$141,813,032	$1,644,138,667	$—	$1,785,951,699

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	12,222,692	$12,226,359	$4,524,513	$16,750,872	$476	$(476)	—	$—	$63,791
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	18,570,763	8,037,563	—	—	10,533,200	10,533,200	14,375
State Street Navigator Securities Lending Portfolio II	120,998,573	120,998,573	164,919,100	154,637,840	—	—	131,279,833	131,279,833	64,105
Total		$133,224,932	$188,014,376	$179,426,275	$476	$(476)		$141,813,033	$142,271
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.7%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$4,132,000	$3,925,731
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	2,669,000	2,623,787
7.50%, 6/1/2029 (a) (b)	6,193,000	5,328,147
7.75%, 4/15/2028 (a) (b)	5,711,000	5,108,889
7.88%, 4/1/2030 (a) (b)	5,436,700	5,689,833
9.00%, 9/15/2028 (a) (b)	3,135,000	3,332,913
CMG Media Corp. 8.88%, 12/15/2027 (a)	3,306,000	1,962,276
Lamar Media Corp.:
3.63%, 1/15/2031	118,000	107,861
3.75%, 2/15/2028	2,000,000	1,922,120
4.00%, 2/15/2030	489,000	460,834
4.88%, 1/15/2029	1,410,000	1,393,193
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	1,770,000	1,685,819
7.38%, 2/15/2031 (a)	2,562,000	2,734,961
Stagwell Global LLC 5.63%, 8/15/2029 (a)	2,063,000	1,997,685
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	1,537,000	1,518,479
		39,792,528
AEROSPACE & DEFENSE — 1.8%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	894,000	929,554
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	1,290,000	1,297,972
7.00%, 6/1/2032 (a) (b)	4,313,000	4,510,665
7.25%, 7/1/2031 (a) (b)	2,897,000	3,066,214
7.45%, 5/1/2034 (a)	2,379,000	2,624,727
7.50%, 2/1/2029 (a)	2,828,000	2,990,978
7.88%, 4/15/2027 (a)	3,085,300	3,093,815
8.75%, 11/15/2030 (a)	2,277,000	2,500,305
F-Brasile SpA/F-Brasile U.S. LLC Series XR, 7.38%, 8/15/2026 (a)	329,000	328,625
Moog, Inc. 4.25%, 12/15/2027 (a)	2,057,000	2,000,515
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	1,829,000	1,776,179
4.60%, 6/15/2028 (b)	401,000	383,027
9.38%, 11/30/2029 (a)	6,693,000	7,263,980
9.75%, 11/15/2030 (a)	4,768,000	5,318,418
TransDigm, Inc.:
4.63%, 1/15/2029	7,020,000	6,785,813
4.88%, 5/1/2029	3,056,900	2,976,137
Security Description	Principal Amount	Value
5.50%, 11/15/2027	$7,593,000	$7,567,488
6.00%, 1/15/2033 (a)	6,018,000	6,103,275
6.38%, 3/1/2029 (a)	9,955,000	10,267,388
6.63%, 3/1/2032 (a)	4,701,000	4,899,617
6.75%, 8/15/2028 (a)	7,460,000	7,685,292
6.88%, 12/15/2030 (a)	7,612,000	7,971,286
7.13%, 12/1/2031 (a)	3,461,000	3,660,042
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	4,226,000	4,423,396
		100,424,708
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	1,749,300	1,740,151
6.00%, 6/15/2030 (a)	3,946,000	3,982,382
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	1,527,000	1,520,770
Vector Group Ltd.:
5.75%, 2/1/2029 (a)	2,951,000	2,993,937
10.50%, 11/1/2026 (a)	794,000	803,417
		11,040,657
AIRLINES — 1.5%
Air Canada 3.88%, 8/15/2026 (a)	6,134,100	5,973,816
Allegiant Travel Co. 7.25%, 8/15/2027 (a) (b)	3,583,000	3,543,443
American Airlines, Inc.:
7.25%, 2/15/2028 (a) (b)	6,355,000	6,503,262
8.50%, 5/15/2029 (a)	5,318,700	5,639,471
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/2026 (a)	8,836,101	8,810,035
5.75%, 4/20/2029 (a)	11,831,300	11,815,919
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 11.00%, 4/15/2029 (a)	3,271,425	3,283,758
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	8,129,000	8,562,276
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.:
8.00%, 9/20/2025 (a)	568,637	311,835
8.00%, 9/20/2025 (a) (b)	1,522,955	836,072
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	13,059,000	12,862,201
4.63%, 4/15/2029 (a)	8,190,000	7,913,096
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a) (b)	3,035,000	2,605,638
7.88%, 5/1/2027 (a) (b)	2,546,000	2,488,257
9.50%, 6/1/2028 (a) (b)	1,548,000	1,511,421
		82,660,500

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
APPAREL — 0.3%
Crocs, Inc.:
4.13%, 8/15/2031 (a)	$1,706,000	$1,548,860
4.25%, 3/15/2029 (a)	1,033,000	976,495
Hanesbrands, Inc.:
4.88%, 5/15/2026 (a)	1,840,000	1,823,293
9.00%, 2/15/2031 (a) (b)	1,799,400	1,942,596
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	1,487,000	1,346,791
S&S Holdings LLC 8.38%, 10/1/2031 (a) (c)	1,692,000	1,703,184
Under Armour, Inc. 3.25%, 6/15/2026	901,000	873,511
VF Corp.:
2.80%, 4/23/2027	635,000	602,183
2.95%, 4/23/2030	3,050,000	2,676,985
William Carter Co. 5.63%, 3/15/2027 (a) (b)	2,274,000	2,268,020
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	1,041,000	918,703
		16,680,621
AUTO MANUFACTURERS — 0.5%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	2,681,000	2,434,268
4.75%, 10/1/2027 (a)	2,721,000	2,675,478
5.88%, 6/1/2029 (a)	1,517,000	1,526,830
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (a)	5,538,000	5,465,175
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	1,505,000	1,472,567
5.50%, 7/15/2029 (a) (b)	1,303,000	1,293,110
5.88%, 1/15/2028 (a)	2,221,000	2,215,470
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	3,765,600	3,987,017
Mclaren Finance PLC 7.50%, 8/1/2026 (a) (b)	2,542,000	2,362,789
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	2,700,000	2,748,276
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,834,000	2,602,406
		28,783,386
AUTO PARTS & EQUIPMENT — 1.8%
Adient Global Holdings Ltd.:
4.88%, 8/15/2026 (a)	5,314,000	5,261,870
7.00%, 4/15/2028 (a)	2,742,000	2,825,165
8.25%, 4/15/2031 (a) (b)	2,328,000	2,471,358
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	4,030,000	3,689,626
6.50%, 4/1/2027 (b)	2,417,000	2,425,000
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/2026 (a)	2,656,000	2,656,319
Security Description	Principal Amount	Value
6.75%, 5/15/2028 (a)	$3,712,000	$3,826,478
8.50%, 5/15/2027 (a)	3,907,000	3,924,738
Cooper-Standard Automotive, Inc.:
5.63%, 5/15/2027 (a)	929,698	759,610
13.50%, 3/31/2027 (a)	2,459,830	2,637,676
Dana, Inc.:
4.25%, 9/1/2030	1,057,000	947,791
4.50%, 2/15/2032 (b)	1,627,000	1,442,498
5.38%, 11/15/2027	912,000	905,917
5.63%, 6/15/2028 (b)	3,040,000	2,983,213
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	2,719,000	2,393,209
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	4,051,000	4,148,710
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	5,419,000	5,297,127
5.00%, 5/31/2026 (b)	6,452,000	6,351,800
5.00%, 7/15/2029 (a)	100	92
5.00%, 7/15/2029 (b)	2,960,000	2,719,026
5.25%, 4/30/2031 (b)	889,000	801,611
5.25%, 7/15/2031 (b)	1,074,000	969,715
5.63%, 4/30/2033 (b)	2,109,000	1,859,843
9.50%, 5/31/2025	470,000	471,255
IHO Verwaltungs GmbH:
4.75%, 9/15/2026 (a)	571,539	562,537
6.00%, 5/15/2027 (a)	2,533,000	2,490,192
6.38%, 5/15/2029 (a)	3,848,000	3,779,275
Phinia, Inc.:
6.63%, 10/15/2032 (a)	1,221,000	1,230,267
6.75%, 4/15/2029 (a)	2,921,000	3,020,781
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	2,556,000	2,219,221
Tenneco, Inc. 8.00%, 11/17/2028 (a)	7,753,900	7,164,526
Titan International, Inc. 7.00%, 4/30/2028 (b)	2,837,000	2,820,489
ZF North America Capital, Inc.:
4.75%, 4/29/2025 (a)	2,807,000	2,783,870
6.75%, 4/23/2030 (a)	4,746,000	4,788,667
6.88%, 4/14/2028 (a)	2,768,000	2,796,926
6.88%, 4/23/2032 (a)	2,300,000	2,305,566
7.13%, 4/14/2030 (a)	3,492,000	3,597,144
		101,329,108
BANKS — 1.0%
Banc of California 3 mo. USD Term SOFR + 2.52%, 3.25%, 5/1/2031 (d)	1,055,300	965,906
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	2,034,000	2,297,179
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	2,116,000	2,120,401
7.63%, 5/1/2026 (a)	2,024,000	2,043,729
12.00%, 10/1/2028 (a)	3,189,000	3,485,928

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
12.25%, 10/1/2030 (a)	$2,291,000	$2,566,447
Intesa Sanpaolo SpA:
1 yr. CMT + 2.60%, 4.20%, 6/1/2032 (a) (b) (d)	4,821,000	4,308,190
1 yr. CMT + 2.75%, 4.95%, 6/1/2042 (a) (d)	4,387,000	3,537,238
5.71%, 1/15/2026 (a)	7,935,000	7,995,941
Popular, Inc. 7.25%, 3/13/2028 (b)	2,830,000	2,975,405
Standard Chartered PLC 3 mo. USD Term SOFR + 1.46%, 7.01%, 7/30/2037 (a) (d)	664,000	715,247
Texas Capital Bancshares, Inc. 5 yr. CMT + 3.15%, 4.00%, 5/6/2031 (d)	487,000	463,239
UniCredit SpA:
5 yr. CMT + 4.75%, 5.46%, 6/30/2035 (a) (d)	3,925,400	3,868,678
5 yr. USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (d)	6,036,000	6,073,966
5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (b) (d)	9,491,400	10,122,768
Valley National Bancorp 3 mo. USD Term SOFR + 2.36%, 3.00%, 6/15/2031 (d)	167,000	135,342
Western Alliance Bancorp 3 mo. USD Term SOFR + 2.25%, 3.00%, 6/15/2031 (d)	881,000	810,952
		54,486,556
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	2,300,000	2,204,619
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	2,159,000	2,155,891
		4,360,510
BIOTECHNOLOGY — 0.0% (e)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	799,000	609,453
CHEMICALS — 2.6%
Ashland, Inc.:
3.38%, 9/1/2031 (a)	2,144,000	1,900,785
6.88%, 5/15/2043	1,322,000	1,418,056
ASP Unifrax Holdings, Inc.:
5.25%, 9/30/2028 (a)	3,426,000	1,715,158
7.50%, 9/30/2029 (a)	1,293,000	575,786
Avient Corp.:
6.25%, 11/1/2031 (a)	2,091,000	2,143,944
7.13%, 8/1/2030 (a)	1,003,000	1,046,299
Security Description	Principal Amount	Value
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	$1,309,000	$1,397,776
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a)	2,979,000	2,786,497
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/2027 (a)	509,000	505,182
Cerdia Finanz GmbH:
9.38%, 10/3/2031 (a) (c)	2,588,000	2,640,019
10.50%, 2/15/2027 (a)	682,000	717,041
Chemours Co.:
4.63%, 11/15/2029 (a) (b)	2,475,000	2,215,818
5.38%, 5/15/2027 (b)	2,947,000	2,884,524
5.75%, 11/15/2028 (a)	2,960,000	2,809,306
Consolidated Energy Finance SA:
5.63%, 10/15/2028 (a)	2,003,000	1,690,993
12.00%, 2/15/2031 (a)	3,843,000	3,863,522
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	252,000	246,892
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	598,000	569,882
GPD Cos., Inc. 10.13%, 4/1/2026 (a) (b)	1,980,000	1,831,084
HB Fuller Co.:
4.00%, 2/15/2027	633,000	618,093
4.25%, 10/15/2028	739,000	708,775
Herens Holdco SARL 4.75%, 5/15/2028 (a)	1,738,000	1,520,107
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	2,818,000	2,845,955
INEOS Finance PLC:
6.75%, 5/15/2028 (a)	3,708,000	3,749,900
7.50%, 4/15/2029 (a) (b)	3,175,000	3,318,796
INEOS Quattro Finance 2 PLC 9.63%, 3/15/2029 (a) (b)	1,666,000	1,782,603
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	4,424,000	4,148,562
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a) (b)	877,000	823,810
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	2,129,000	1,856,573
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a) (b)	989,000	962,040
Mativ Holdings, Inc.:
6.88%, 10/1/2026 (a)	966,000	966,000
8.00%, 10/1/2029 (a) (c)	912,000	929,219
Methanex Corp.:
5.13%, 10/15/2027	4,214,000	4,168,489
5.25%, 12/15/2029	1,000,000	986,840
5.65%, 12/1/2044	2,574,000	2,328,878

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	$1,673,500	$1,629,654
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a) (b)	1,141,000	1,060,890
5.25%, 6/1/2027 (a)	3,755,000	3,714,821
8.50%, 11/15/2028 (a)	3,058,000	3,268,299
9.00%, 2/15/2030 (a)	2,110,000	2,285,446
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a) (b)	2,071,000	1,921,329
OCI NV 6.70%, 3/16/2033 (a)	2,400,000	2,515,560
Olin Corp.:
5.00%, 2/1/2030	3,043,000	2,973,620
5.13%, 9/15/2027	930,000	924,532
5.63%, 8/1/2029	2,129,000	2,135,515
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/2028 (a) (b)	837,300	799,169
6.25%, 10/1/2029 (a) (b)	1,635,000	1,582,010
7.13%, 10/1/2027 (a) (b)	2,984,000	3,044,545
7.25%, 6/15/2031 (a) (b)	3,470,000	3,611,160
9.75%, 11/15/2028 (a)	7,563,000	8,076,603
Rain Carbon, Inc. 12.25%, 9/1/2029 (a) (b)	2,077,000	2,242,661
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	2,355,371	2,327,295
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	4,473,000	4,320,560
6.63%, 5/1/2029 (a)	2,516,000	2,422,983
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	4,269,000	4,215,467
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	2,440,000	2,338,862
SNF Group SACA:
3.13%, 3/15/2027 (a)	573,000	545,026
3.38%, 3/15/2030 (a) (b)	2,774,000	2,501,760
TPC Group, Inc. 13.00%, 12/16/2027 (a)	158,571	160,997
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a)	972,000	457,501
5.38%, 9/1/2025 (a)	73,000	64,793
Tronox, Inc. 4.63%, 3/15/2029 (a) (b)	2,627,000	2,452,357
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a) (b)	3,243,000	3,034,313
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	4,579,000	4,511,872
5.63%, 8/15/2029 (a)	5,092,000	4,782,712
7.38%, 3/1/2031 (a)	1,588,000	1,662,668
		142,258,184
Security Description	Principal Amount	Value
COAL — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 8.63%, 6/15/2029 (a)	$2,655,000	$2,822,955
Conuma Resources Ltd. 13.13%, 5/1/2028 (a) (b)	187,000	192,129
Coronado Finance Pty. Ltd. 9.25%, 10/1/2029 (a) (c)	547,000	562,185
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	1,567,000	1,423,181
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	12,000	12,407
		5,012,857
COMMERCIAL SERVICES — 5.5%
ADT Security Corp.:
4.13%, 8/1/2029 (a)	2,600,000	2,483,156
4.88%, 7/15/2032 (a)	2,947,000	2,819,041
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	2,778,000	2,750,914
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	2,698,000	2,708,684
Albion Financing 2 SARL 8.75%, 4/15/2027 (a)	2,230,000	2,289,407
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	9,149,000	9,351,833
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	5,864,000	5,228,460
9.75%, 7/15/2027 (a)	5,019,000	5,027,382
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/2028 (a)	7,276,000	6,831,400
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	4,467,000	4,000,422
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	674,000	630,446
4.63%, 10/1/2027 (a)	3,720,000	3,639,611
APi Group DE, Inc.:
4.13%, 7/15/2029 (a)	3,636,000	3,421,731
4.75%, 10/15/2029 (a)	532,000	510,108
APX Group, Inc.:
5.75%, 7/15/2029 (a)	3,304,000	3,270,762
6.75%, 2/15/2027 (a)	1,886,000	1,891,186
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	667,000	626,493
5.38%, 3/1/2029 (a) (b)	3,273,000	3,059,960
5.75%, 7/15/2027 (a) (b)	719,000	715,527
5.75%, 7/15/2027 (a)	1,539,000	1,524,072

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
8.00%, 2/15/2031 (a) (b)	$2,128,000	$2,176,731
8.25%, 1/15/2030 (a) (b)	3,462,000	3,542,526
Block, Inc.:
2.75%, 6/1/2026	2,476,000	2,399,764
3.50%, 6/1/2031 (b)	1,156,000	1,053,636
6.50%, 5/15/2032 (a) (b)	7,650,000	7,967,934
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	8,357,400	8,965,067
Brink's Co.:
6.50%, 6/15/2029 (a)	1,801,000	1,865,674
COR, 6.75%, 6/15/2032 (a)	1,044,000	1,089,508
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	599,000	555,734
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (b)	3,957,000	4,032,341
Cimpress PLC 7.38%, 9/15/2032 (a)	2,095,000	2,113,813
CoreCivic, Inc.:
4.75%, 10/15/2027	133,000	126,967
8.25%, 4/15/2029 (b)	2,563,000	2,714,525
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	1,592,000	1,504,695
CPI CG, Inc. COR, 10.00%, 7/15/2029 (a)	1,790,000	1,883,796
Deluxe Corp. 8.00%, 6/1/2029 (a)	1,852,000	1,756,622
Garda World Security Corp.:
4.63%, 2/15/2027 (a) (b)	1,581,000	1,552,305
6.00%, 6/1/2029 (a)	542,000	520,862
7.75%, 2/15/2028 (a)	1,473,000	1,530,432
8.25%, 8/1/2032 (a) (b)	2,414,000	2,472,926
9.50%, 11/1/2027 (a)	1,833,000	1,833,752
GEO Group, Inc.:
8.63%, 4/15/2029 (b)	4,051,000	4,211,663
10.25%, 4/15/2031	3,414,000	3,643,865
Graham Holdings Co. 5.75%, 6/1/2026 (a)	1,541,000	1,542,495
Grand Canyon University 5.13%, 10/1/2028	1,644,000	1,543,897
Herc Holdings, Inc.:
5.50%, 7/15/2027 (a)	4,378,000	4,373,403
6.63%, 6/15/2029 (a)	4,560,000	4,724,798
Hertz Corp.:
4.63%, 12/1/2026 (a) (b)	2,384,000	1,877,710
5.00%, 12/1/2029 (a) (b)	4,366,000	2,887,498
12.63%, 7/15/2029 (a) (b)	3,330,000	3,632,131
Korn Ferry 4.63%, 12/15/2027 (a)	3,611,000	3,533,544
Matthews International Corp.:
5.25%, 12/1/2025 (a)	2,464,000	2,462,916
8.63%, 10/1/2027 (a) (b)	1,194,000	1,216,984
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a) (b)	2,269,000	2,180,033
Security Description	Principal Amount	Value
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	$2,942,000	$2,823,820
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	4,771,000	3,441,704
5.75%, 11/1/2028 (a)	5,626,286	2,589,442
Neptune Bidco U.S., Inc. 9.29%, 4/15/2029 (a)	10,692,400	10,467,539
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	6,044,000	5,569,425
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/2029 (a) (b)	292,000	274,057
Port of Newcastle Investments Financing Pty. Ltd. 5.90%, 11/24/2031 (a)	98,000	93,581
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	6,866,000	6,538,011
5.75%, 4/15/2026 (a)	9,961,000	10,011,303
6.25%, 1/15/2028 (a) (b)	3,884,000	3,884,621
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	2,374,000	2,342,402
RR Donnelley & Sons Co.:
9.50%, 8/1/2029 (a)	6,877,000	6,930,297
10.88%, 8/1/2029 (a)	2,061,000	1,996,656
Sabre GLBL, Inc.:
8.63%, 6/1/2027 (a) (b)	4,764,000	4,687,967
11.25%, 12/15/2027 (a) (b)	3,102,000	3,222,699
Service Corp. International:
3.38%, 8/15/2030 (b)	1,256,000	1,137,446
4.00%, 5/15/2031	3,878,000	3,587,383
4.63%, 12/15/2027	906,000	893,089
5.13%, 6/1/2029	2,629,000	2,623,611
5.75%, 10/15/2032	3,225,000	3,245,833
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.:
4.63%, 11/1/2026 (a)	481,000	475,954
6.75%, 8/15/2032 (a)	5,785,000	6,044,746
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	1,518,000	936,424
Sotheby's 7.38%, 10/15/2027 (a)	3,955,000	3,806,094
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	1,007,000	884,116
StoneMor, Inc. 8.50%, 5/15/2029 (a)	1,368,000	1,220,817
TriNet Group, Inc.:
3.50%, 3/1/2029 (a)	3,012,000	2,792,094
7.13%, 8/15/2031 (a)	952,000	991,860
United Rentals North America, Inc.:
3.75%, 1/15/2032	3,234,000	2,951,219
3.88%, 11/15/2027	3,895,000	3,798,248
3.88%, 2/15/2031	4,827,000	4,489,544
4.00%, 7/15/2030	2,921,000	2,759,878

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 1/15/2028 (b)	$6,342,000	$6,300,967
5.25%, 1/15/2030	2,311,000	2,312,618
5.50%, 5/15/2027	2,343,000	2,345,812
6.13%, 3/15/2034 (a)	4,477,000	4,625,726
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	2,074,700	2,008,891
Valvoline, Inc. 3.63%, 6/15/2031 (a)	2,784,000	2,489,369
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	455,000	448,930
VT Topco, Inc. 8.50%, 8/15/2030 (a)	3,434,000	3,666,825
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	3,876,000	4,081,583
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a) (b)	3,468,000	3,451,319
Williams Scotsman, Inc.:
4.63%, 8/15/2028 (a)	1,580,000	1,536,218
6.63%, 6/15/2029 (a)	3,548,000	3,655,256
7.38%, 10/1/2031 (a)	2,479,000	2,618,642
WW International, Inc. 4.50%, 4/15/2029 (a)	583,000	130,889
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	3,171,000	2,869,406
		302,325,473
COMPUTERS — 0.8%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a) (b)	1,714,000	1,658,689
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	1,090,000	1,050,084
Crane NXT Co. 4.20%, 3/15/2048	2,655,000	1,786,151
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	1,143,000	1,057,664
KBR, Inc. 4.75%, 9/30/2028 (a)	1,868,000	1,795,783
McAfee Corp. 7.38%, 2/15/2030 (a) (b)	8,327,000	8,124,737
NCR Voyix Corp.:
5.00%, 10/1/2028 (a) (b)	1,690,000	1,658,160
5.13%, 4/15/2029 (a)	2,711,000	2,651,629
5.25%, 10/1/2030 (a) (b)	3,659,000	3,563,903
Science Applications International Corp. 4.88%, 4/1/2028 (a)	1,193,000	1,168,806
Seagate HDD Cayman:
4.09%, 6/1/2029	2,605,000	2,500,722
4.13%, 1/15/2031	1,156,000	1,068,711
4.88%, 6/1/2027	418,000	416,892
5.75%, 12/1/2034	1,831,000	1,847,223
Unisys Corp. 6.88%, 11/1/2027 (a)	2,368,000	2,285,120
Security Description	Principal Amount	Value
Vericast Corp. 12.50%, 12/15/2027 (a)	$225,000	$261,578
Western Digital Corp. 4.75%, 2/15/2026	11,787,000	11,716,514
		44,612,366
CONSTRUCTION MATERIALS — 1.9%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	1,399,000	872,696
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	2,544,000	2,660,032
Boise Cascade Co. 4.88%, 7/1/2030 (a)	1,878,000	1,809,941
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	4,735,000	4,375,045
5.00%, 3/1/2030 (a)	1,428,000	1,401,411
6.38%, 6/15/2032 (a)	3,027,000	3,138,484
6.38%, 3/1/2034 (a)	4,565,000	4,741,483
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a) (b)	3,198,000	3,238,455
Cornerstone Building Brands, Inc.:
6.13%, 1/15/2029 (a) (b)	1,296,000	1,146,403
9.50%, 8/15/2029 (a)	2,033,000	2,088,847
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	1,755,000	1,624,007
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	1,671,000	1,688,261
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	11,015,400	11,357,098
6.75%, 7/15/2031 (a)	2,006,000	2,093,080
Griffon Corp. 5.75%, 3/1/2028	4,450,000	4,388,946
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	631,000	625,088
JELD-WEN, Inc.:
4.88%, 12/15/2027 (a)	2,760,000	2,701,874
7.00%, 9/1/2032 (a)	807,000	815,522
Knife River Corp. 7.75%, 5/1/2031 (a)	1,660,700	1,767,931
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	212,000	201,455
Masterbrand, Inc. 7.00%, 7/15/2032 (a) (b)	1,716,000	1,801,388
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	1,590,000	1,648,194
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/2030 (a) (b)	2,156,000	2,099,276
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	2,631,000	2,571,460

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a) (b)	$1,385,000	$1,350,860
Smyrna Ready Mix Concrete LLC:
6.00%, 11/1/2028 (a)	3,774,000	3,794,342
8.88%, 11/15/2031 (a)	8,694,000	9,380,131
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	473,000	490,818
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	4,943,000	4,406,536
4.38%, 7/15/2030 (a)	3,733,000	3,528,506
4.75%, 1/15/2028 (a)	6,378,000	6,247,187
5.00%, 2/15/2027 (a)	6,449,000	6,401,471
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	1,611,000	1,595,921
6.50%, 3/15/2027 (a)	1,469,000	1,469,852
7.25%, 1/15/2031 (a)	2,895,000	3,067,253
Wilsonart LLC 11.00%, 8/15/2032 (a)	2,099,000	2,099,231
		104,688,485
DISTRIBUTION & WHOLESALE — 0.7%
American Builders & Contractors Supply Co., Inc.:
3.88%, 11/15/2029 (a)	1,345,000	1,257,656
4.00%, 1/15/2028 (a)	2,802,000	2,696,925
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	3,108,000	3,117,759
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a) (b)	1,284,000	1,283,191
Gates Corp. 6.88%, 7/1/2029 (a)	1,237,000	1,281,569
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	5,071,000	4,758,474
Resideo Funding, Inc.:
4.00%, 9/1/2029 (a) (b)	2,590,000	2,439,288
6.50%, 7/15/2032 (a)	4,095,000	4,208,227
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/2028 (a)	2,638,000	2,728,826
7.75%, 3/15/2031 (a)	1,963,000	2,094,501
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	1,254,000	1,305,251
Verde Purchaser LLC 10.50%, 11/30/2030 (a)	4,676,000	5,077,996
Wesco Aircraft Holdings, Inc. 10.50%, 11/15/2026 (a) (f)	243,000	219,004
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	4,281,000	4,581,569
		37,050,236
DIVERSIFIED FINANCIAL SERVICES — 5.0%
AG Issuer LLC 6.25%, 3/1/2028 (a)	3,148,000	3,086,803
Security Description	Principal Amount	Value
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	$1,982,000	$2,030,797
Ally Financial, Inc.:
5.75%, 11/20/2025 (b)	5,868,500	5,896,317
6.70%, 2/14/2033 (b)	3,437,500	3,523,128
Aretec Group, Inc.:
7.50%, 4/1/2029 (a) (b)	2,590,000	2,460,888
10.00%, 8/15/2030 (a) (b)	3,448,000	3,673,603
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	1,924,000	1,846,116
Bread Financial Holdings, Inc.:
7.00%, 1/15/2026 (a)	733,000	732,370
9.75%, 3/15/2029 (a)	7,085,000	7,491,396
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	3,361,000	3,291,696
Burford Capital Global Finance LLC:
6.25%, 4/15/2028 (a)	1,387,000	1,384,920
6.88%, 4/15/2030 (a)	2,405,000	2,403,196
9.25%, 7/1/2031 (a)	2,683,000	2,886,935
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a)	292,000	293,369
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	1,401,000	1,155,895
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a)	4,227,000	3,802,609
3.63%, 10/1/2031 (a)	2,261,000	1,917,464
Credit Acceptance Corp.:
6.63%, 3/15/2026 (b)	1,425,000	1,424,957
9.25%, 12/15/2028 (a)	5,213,000	5,579,005
Encore Capital Group, Inc.:
8.50%, 5/15/2030 (a)	1,223,000	1,288,773
9.25%, 4/1/2029 (a)	3,286,000	3,539,383
Enova International, Inc.:
9.13%, 8/1/2029 (a)	2,757,000	2,829,619
11.25%, 12/15/2028 (a)	3,542,000	3,817,568
Finance of America Funding LLC 7.88%, 11/15/2025 (a) (b)	2,066,000	1,656,374
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	4,967,000	5,005,196
Freedom Mortgage Holdings LLC:
9.13%, 5/15/2031 (a)	3,958,000	4,065,222
9.25%, 2/1/2029 (a)	4,522,000	4,704,146
GGAM Finance Ltd.:
5.88%, 3/15/2030 (a)	1,100,000	1,102,508
7.75%, 5/15/2026 (a)	2,885,000	2,955,134
8.00%, 2/15/2027 (a)	2,080,000	2,174,494
8.00%, 6/15/2028 (a)	3,302,000	3,541,593
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	4,412,000	4,479,768
goeasy Ltd.:
4.38%, 5/1/2026 (a)	2,389,000	2,355,458

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.63%, 7/1/2029 (a)	$3,372,000	$3,494,168
9.25%, 12/1/2028 (a)	3,547,000	3,825,191
Hightower Holding LLC:
6.75%, 4/15/2029 (a) (b)	118,700	113,559
COR, 9.13%, 1/31/2030 (a)	1,194,000	1,246,011
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (a) (b)	2,236,000	2,153,313
7.13%, 4/30/2031 (a)	5,340,000	5,659,225
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	3,575,000	3,402,077
Jefferson Capital Holdings LLC:
6.00%, 8/15/2026 (a)	995,000	996,204
9.50%, 2/15/2029 (a)	1,788,000	1,911,390
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	1,559,000	1,375,584
8.75%, 11/1/2027 (a)	1,744,000	1,691,924
LFS Topco LLC 5.88%, 10/15/2026 (a)	2,828,000	2,658,886
Macquarie Airfinance Holdings Ltd. 8.13%, 3/30/2029 (a)	1,033,000	1,098,213
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	1,958,000	1,806,882
6.50%, 5/1/2028 (a)	3,577,000	3,469,118
Nationstar Mortgage Holdings, Inc.:
5.00%, 2/1/2026 (a) (b)	3,470,000	3,453,413
5.13%, 12/15/2030 (a)	2,229,000	2,137,901
5.50%, 8/15/2028 (a)	3,170,000	3,140,551
5.75%, 11/15/2031 (a)	990,000	970,002
6.00%, 1/15/2027 (a) (b)	2,391,000	2,390,689
6.50%, 8/1/2029 (a)	3,389,000	3,447,969
7.13%, 2/1/2032 (a)	4,250,000	4,445,245
Navient Corp.:
4.88%, 3/15/2028	3,190,000	3,084,347
5.00%, 3/15/2027 (b)	2,799,000	2,774,985
5.50%, 3/15/2029	733,800	711,903
Series A, 5.63%, 8/1/2033	3,409,000	3,025,862
6.75%, 6/15/2026	2,101,000	2,148,378
9.38%, 7/25/2030	3,171,000	3,518,034
11.50%, 3/15/2031	1,778,100	2,031,444
OneMain Finance Corp.:
3.50%, 1/15/2027	3,248,000	3,103,789
3.88%, 9/15/2028	2,326,000	2,157,365
4.00%, 9/15/2030 (b)	2,268,000	2,019,132
5.38%, 11/15/2029 (b)	2,861,000	2,747,990
6.63%, 1/15/2028	4,783,000	4,872,490
7.13%, 3/15/2026	7,412,000	7,572,322
7.13%, 11/15/2031	3,690,000	3,735,756
7.50%, 5/15/2031	3,433,000	3,534,891
7.88%, 3/15/2030	4,282,000	4,478,587
9.00%, 1/15/2029	4,011,400	4,249,958
Security Description	Principal Amount	Value
Osaic Holdings, Inc. 10.75%, 8/1/2027 (a) (b)	$1,432,000	$1,456,401
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	2,294,000	2,280,282
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	2,264,000	2,161,124
5.38%, 10/15/2025 (a)	2,274,000	2,271,567
5.75%, 9/15/2031 (a) (b)	3,291,400	3,225,901
7.13%, 11/15/2030 (a)	2,388,000	2,474,255
7.88%, 12/15/2029 (a)	5,053,000	5,385,083
PHH Mortgage Corp. 7.88%, 3/15/2026 (a) (b)	1,579,000	1,586,832
PRA Group, Inc.:
5.00%, 10/1/2029 (a)	3,136,000	2,887,190
8.38%, 2/1/2028 (a) (b)	1,423,000	1,476,576
8.88%, 1/31/2030 (a) (b)	709,000	737,927
Provident Funding Associates LP/PFG Finance Corp. 9.75%, 9/15/2029 (a)	1,326,000	1,351,035
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a) (b)	5,094,000	4,891,717
3.63%, 3/1/2029 (a)	3,553,000	3,342,982
3.88%, 3/1/2031 (a)	4,106,500	3,782,456
4.00%, 10/15/2033 (a)	2,680,000	2,407,632
SLM Corp.:
3.13%, 11/2/2026	1,826,000	1,755,370
4.20%, 10/29/2025	1,955,000	1,933,906
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	3,993,000	4,253,304
Synchrony Financial 7.25%, 2/2/2033 (b)	2,804,000	2,918,403
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	1,575,000	1,576,150
5.50%, 4/15/2029 (a)	3,234,000	3,149,625
5.75%, 6/15/2027 (a)	3,529,800	3,509,327
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/2031 (a)	2,389,000	2,508,474
World Acceptance Corp. 7.00%, 11/1/2026 (a)	375,000	367,845
		272,742,812
ELECTRIC — 2.9%
AES Corp. 5 yr. CMT + 3.20%, 7.60%, 1/15/2055 (d)	4,569,000	4,809,101
Algonquin Power & Utilities Corp. 5 yr. CMT + 3.25%, 4.75%, 1/18/2082 (d)	3,540,000	3,314,431
Alpha Generation LLC 6.75%, 10/15/2032 (a)	3,352,000	3,402,112

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	$522,000	$517,673
Calpine Corp.:
3.75%, 3/1/2031 (a)	633,000	586,088
4.50%, 2/15/2028 (a)	6,149,000	6,002,900
4.63%, 2/1/2029 (a)	3,752,400	3,623,918
5.00%, 2/1/2031 (a)	3,220,000	3,118,409
5.13%, 3/15/2028 (a)	6,898,000	6,797,565
5.25%, 6/1/2026 (a)	2,402,100	2,395,038
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	3,135,000	2,870,155
3.75%, 1/15/2032 (a) (b)	2,476,000	2,238,948
4.75%, 3/15/2028 (a)	3,138,000	3,079,916
DPL, Inc. 4.35%, 4/15/2029	1,347,000	1,282,533
Edison International:
5 yr. CMT + 3.66%, 7.88%, 6/15/2054 (d)	1,516,100	1,594,255
5 yr. CMT + 3.86%, 8.13%, 6/15/2053 (d)	3,582,000	3,768,980
Electricite de France SA 5 yr. CMT + 5.41%, 9.13%, 3/15/2033 (a) (d)	6,050,000	6,896,818
Emera, Inc. Series 16-A, 3 mo. USD Term SOFR + 5.44%, 6.75%, 6/15/2076 (b) (d)	5,521,000	5,579,247
EUSHI Finance, Inc. 5 yr. CMT + 3.14%, 7.63%, 12/15/2054 (a) (d)	2,531,000	2,674,735
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	973,000	917,228
Lightning Power LLC 7.25%, 8/15/2032 (a)	6,403,300	6,723,401
NextEra Energy Operating Partners LP:
3.88%, 10/15/2026 (a)	2,941,000	2,864,034
4.50%, 9/15/2027 (a) (b)	1,016,000	992,662
7.25%, 1/15/2029 (a) (b)	5,772,000	6,084,034
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	500,000	466,220
3.63%, 2/15/2031 (a)	5,773,000	5,234,379
3.88%, 2/15/2032 (a)	663,000	604,311
5.25%, 6/15/2029 (a)	521,000	519,286
5.75%, 1/15/2028	2,385,000	2,402,482
6.63%, 1/15/2027	2,440,000	2,440,805
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	2,543,000	2,457,759
PG&E Corp.:
5.00%, 7/1/2028	5,294,000	5,250,854
5.25%, 7/1/2030	2,549,000	2,533,910
Security Description	Principal Amount	Value
5 yr. CMT + 3.88%, 7.38%, 3/15/2055 (d)	$5,487,000	$5,762,447
Pike Corp.:
5.50%, 9/1/2028 (a)	2,005,000	1,962,735
8.63%, 1/31/2031 (a)	2,527,000	2,711,521
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	5,706,000	6,221,081
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	2,644,000	2,649,182
TransAlta Corp.:
6.50%, 3/15/2040	1,897,000	2,002,815
7.75%, 11/15/2029	2,033,000	2,149,145
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	3,045,000	2,948,352
5.00%, 7/31/2027 (a)	5,121,000	5,088,226
5.50%, 9/1/2026 (a)	3,668,000	3,668,550
5.63%, 2/15/2027 (a)	6,505,000	6,496,609
6.88%, 4/15/2032 (a)	4,800,000	5,053,056
7.75%, 10/15/2031 (a)	6,797,000	7,315,679
		158,073,585
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	3,161,000	2,994,068
4.75%, 6/15/2028 (a) (b)	262,000	254,496
6.50%, 12/31/2027 (a)	1,645,000	1,666,533
EnerSys:
4.38%, 12/15/2027 (a)	1,361,000	1,322,701
6.63%, 1/15/2032 (a)	1,079,000	1,117,197
WESCO Distribution, Inc.:
6.38%, 3/15/2029 (a)	3,830,000	3,958,152
6.63%, 3/15/2032 (a)	2,927,000	3,047,417
7.25%, 6/15/2028 (a)	3,742,000	3,831,209
		18,191,773
ELECTRONICS — 0.5%
Atkore, Inc. 4.25%, 6/1/2031 (a)	482,000	440,153
Coherent Corp. 5.00%, 12/15/2029 (a)	3,689,000	3,606,809
EquipmentShare.com, Inc.:
8.00%, 3/15/2033 (a)	1,986,000	2,033,326
8.63%, 5/15/2032 (a)	3,824,000	4,016,003
Imola Merger Corp. 4.75%, 5/15/2029 (a)	6,321,000	6,168,727
Sensata Technologies BV:
4.00%, 4/15/2029 (a)	515,000	490,888
5.88%, 9/1/2030 (a)	2,594,000	2,605,803
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	2,277,000	2,085,322
4.38%, 2/15/2030 (a)	2,793,000	2,670,946
6.63%, 7/15/2032 (a)	3,594,000	3,745,487
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	2,052,000	1,945,522
		29,808,986

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
ENERGY-ALTERNATE SOURCES — 0.2%
Sunnova Energy Corp.:
5.88%, 9/1/2026 (a)	$1,903,000	$1,775,880
11.75%, 10/1/2028 (a) (b)	129,000	123,315
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	3,933,000	3,762,386
5.00%, 1/31/2028 (a)	4,848,000	4,798,066
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	548,160	542,514
		11,002,161
ENGINEERING & CONSTRUCTION — 0.6%
Arcosa, Inc.:
4.38%, 4/15/2029 (a)	1,660,000	1,590,380
6.88%, 8/15/2032 (a)	2,060,000	2,155,728
Artera Services LLC 8.50%, 2/15/2031 (a)	3,043,277	3,016,770
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners 4.05%, 4/27/2026 (a)	720,000	697,867
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	6,071,000	6,497,609
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	3,581,000	3,567,142
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,230,000	1,187,541
Fluor Corp. 4.25%, 9/15/2028	376,000	369,992
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	535,000	525,113
7.50%, 4/15/2032 (a)	2,495,000	2,568,628
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	255,000	237,086
HTA Group Ltd. COR, 7.50%, 6/4/2029 (a)	3,009,000	3,059,942
INNOVATE Corp. 8.50%, 2/1/2026 (a)	480,000	383,717
TopBuild Corp.:
3.63%, 3/15/2029 (a)	2,022,000	1,883,695
4.13%, 2/15/2032 (a)	732,000	674,362
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	2,026,000	2,258,929
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	2,041,000	1,988,689
		32,663,190
ENTERTAINMENT — 3.1%
Affinity Interactive 6.88%, 12/15/2027 (a)	4,766,000	4,093,708
Security Description	Principal Amount	Value
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	$2,427,000	$1,033,295
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a)	4,251,000	3,294,483
10.00%, 6/15/2026 (a)	4,009,499	3,998,313
Banijay Entertainment SAS 8.13%, 5/1/2029 (a) (b)	2,604,000	2,707,821
Boyne USA, Inc. 4.75%, 5/15/2029 (a) (b)	2,405,000	2,316,135
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	4,845,000	4,610,550
6.50%, 2/15/2032 (a)	5,876,000	6,077,664
7.00%, 2/15/2030 (a)	7,188,500	7,511,120
8.13%, 7/1/2027 (a)	5,118,000	5,226,246
CCM Merger, Inc. 6.38%, 5/1/2026 (a) (b)	961,000	961,461
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.25%, 7/15/2029 (b)	496,000	487,394
5.38%, 4/15/2027 (b)	1,670,000	1,663,888
6.50%, 10/1/2028	1,159,000	1,173,916
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	4,033,000	3,955,486
5.50%, 4/1/2027 (a)	2,539,000	2,529,580
5.75%, 4/1/2030 (a) (b)	3,884,000	3,888,777
6.75%, 5/1/2031 (a)	3,159,000	3,266,532
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	2,585,000	2,541,443
7.00%, 8/1/2032 (a)	3,055,000	3,191,864
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	2,964,000	2,856,496
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	498,000	495,879
International Game Technology PLC:
4.13%, 4/15/2026 (a)	852,000	841,376
5.25%, 1/15/2029 (a)	2,533,000	2,522,311
6.25%, 1/15/2027 (a)	5,832,000	5,954,647
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	3,535,000	3,435,560
Light & Wonder International, Inc.:
7.00%, 5/15/2028 (a)	1,706,000	1,719,102
7.25%, 11/15/2029 (a)	906,000	937,302
7.50%, 9/1/2031 (a)	3,335,000	3,498,182
Lions Gate Capital Holdings 1, Inc. 5.50%, 4/15/2029 (a)	1,725,000	1,550,085
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	1,772,000	1,298,079
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a)	5,874,000	5,794,290

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 3/15/2026 (a)	$4,461,000	$4,452,033
6.50%, 5/15/2027 (a)	4,764,900	4,860,722
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	2,235,000	2,241,325
Merlin Entertainments Ltd. 5.75%, 6/15/2026 (a)	3,856,000	3,811,579
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	1,625,000	1,557,774
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	6,656,000	6,583,317
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	2,375,000	2,257,271
Odeon Finco PLC 12.75%, 11/1/2027 (a)	2,071,000	2,175,026
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	2,214,000	2,302,471
Penn Entertainment, Inc.:
4.13%, 7/1/2029 (a) (b)	1,692,000	1,541,378
5.63%, 1/15/2027 (a)	2,151,000	2,129,253
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a) (b)	3,663,000	2,750,327
5.88%, 9/1/2031 (a) (b)	3,491,000	2,383,096
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/1/2026 (a)	2,385,000	2,315,620
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a) (b)	4,521,000	4,076,721
4.63%, 4/6/2031 (a)	966,000	839,309
8.45%, 7/27/2030 (a)	3,961,000	4,182,856
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/2030 (a)	2,901,000	2,880,432
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	213,000	207,799
Six Flags Entertainment Corp.:
5.50%, 4/15/2027 (a)	1,656,000	1,645,021
7.25%, 5/15/2031 (a) (b)	2,856,000	2,955,760
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 6.63%, 5/1/2032 (a)	3,560,000	3,686,095
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	1,095,000	1,076,911
Security Description	Principal Amount	Value
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	$1,688,000	$1,764,146
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	4,200,000	4,148,130
6.25%, 3/15/2033 (a)	3,210,000	3,253,335
7.13%, 2/15/2031 (a)	3,702,000	4,007,230
		171,517,922
ENVIRONMENTAL CONTROL — 0.6%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	2,385,000	2,351,753
5.13%, 7/15/2029 (a) (b)	849,000	838,948
6.38%, 2/1/2031 (a)	1,326,000	1,358,076
Enviri Corp. 5.75%, 7/31/2027 (a)	335,000	328,400
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	2,464,000	2,347,995
4.00%, 8/1/2028 (a)	1,669,000	1,604,577
4.38%, 8/15/2029 (a) (b)	2,190,000	2,097,341
4.75%, 6/15/2029 (a)	2,544,000	2,479,942
5.13%, 12/15/2026 (a)	1,823,000	1,818,625
6.75%, 1/15/2031 (a)	3,069,000	3,220,302
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	1,363,000	1,316,208
5.88%, 6/30/2029 (a) (b)	3,199,000	3,116,978
Reworld Holding Corp.:
4.88%, 12/1/2029 (a)	4,494,000	4,231,011
5.00%, 9/1/2030 (b)	633,000	594,336
Stericycle, Inc. 3.88%, 1/15/2029 (a)	1,552,000	1,545,357
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	547,000	545,102
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	315,000	327,739
		30,122,690
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
3.25%, 3/15/2026 (a) (b)	3,192,000	3,088,867
3.50%, 3/15/2029 (a)	2,974,500	2,771,699
4.63%, 1/15/2027 (a)	6,212,000	6,059,123
4.88%, 2/15/2030 (a) (b)	2,621,000	2,577,989
5.88%, 2/15/2028 (a)	2,824,000	2,833,093
6.50%, 2/15/2028 (a) (b)	4,223,000	4,299,310
7.50%, 3/15/2026 (a)	1,624,000	1,640,711
Aragvi Finance International DAC 8.45%, 4/29/2026 (a)	192,000	177,999
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	226,000	225,704
5.25%, 9/15/2027 (b)	2,023,000	1,941,069
8.00%, 9/15/2028 (a)	4,565,000	4,773,894

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	$1,761,000	$1,499,333
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	777,000	757,365
7.63%, 7/1/2029 (a)	1,313,000	1,378,808
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	180,000	178,751
Fiesta Purchaser, Inc.:
7.88%, 3/1/2031 (a) (b)	2,154,000	2,285,437
9.63%, 9/15/2032 (a)	180,000	186,244
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	1,268,000	89,711
Ingles Markets, Inc. 4.00%, 6/15/2031 (a) (b)	121,000	110,636
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 2/15/2029 (a)	4,567,000	4,751,141
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a) (b)	4,320,000	4,052,246
4.38%, 1/31/2032 (a)	1,740,000	1,613,450
4.88%, 5/15/2028 (a)	2,976,000	2,958,590
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	4,259,000	4,048,520
5.50%, 10/15/2027 (a)	4,131,000	4,117,244
6.13%, 9/15/2032 (a)	2,399,000	2,453,553
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	933,300	829,041
4.25%, 4/15/2031	5,133,100	4,877,164
6.25%, 7/1/2033	4,712,000	4,999,526
6.88%, 5/15/2034	2,842,000	3,157,121
Post Holdings, Inc.:
4.50%, 9/15/2031 (a) (b)	3,722,000	3,479,735
4.63%, 4/15/2030 (a)	6,632,000	6,343,243
5.50%, 12/15/2029 (a) (b)	5,459,000	5,420,023
5.63%, 1/15/2028 (a) (b)	1,289,000	1,300,124
6.25%, 2/15/2032 (a)	1,208,000	1,244,421
6.25%, 10/15/2034 (a) (c)	2,287,000	2,305,044
6.38%, 3/1/2033 (a)	4,081,000	4,149,112
Safeway, Inc. 7.25%, 2/1/2031	363,000	373,952
Sigma Holdco BV 7.88%, 5/15/2026 (a)	1,507,000	1,496,979
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	1,770,000	1,679,128
TreeHouse Foods, Inc. 4.00%, 9/1/2028	1,200,000	1,110,276
U.S. Foods, Inc.:
4.63%, 6/1/2030 (a) (b)	1,613,000	1,561,239
4.75%, 2/15/2029 (a)	2,641,000	2,577,035
Security Description	Principal Amount	Value
5.75%, 4/15/2033 (a) (c)	$2,356,000	$2,358,921
6.88%, 9/15/2028 (a)	1,467,000	1,529,348
7.25%, 1/15/2032 (a)	503,000	532,360
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	2,195,000	2,093,503
		114,287,782
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	3,545,000	3,532,061
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	2,913,000	2,875,684
10.50%, 5/15/2029 (a)	3,950,000	3,969,790
		10,377,535
FOREST PRODUCTS & PAPER — 0.3%
Ahlstrom Holding 3 OY 4.88%, 2/4/2028 (a) (b)	1,446,000	1,366,427
Domtar Corp. 6.75%, 10/1/2028 (a)	5,247,000	4,808,875
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	2,641,000	2,373,467
Mercer International, Inc.:
5.13%, 2/1/2029	2,953,000	2,517,285
5.50%, 1/15/2026	3,514,000	3,442,631
12.88%, 10/1/2028 (a)	180,000	188,994
		14,697,679
GAS — 0.3%
AltaGas Ltd. 5 yr. CMT + 3.57%, 7.20%, 10/15/2054 (a) (d)	3,509,000	3,581,426
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.50%, 5/20/2025	487,000	485,295
5.75%, 5/20/2027	2,639,000	2,590,627
5.88%, 8/20/2026	3,583,000	3,568,489
9.38%, 6/1/2028 (a)	3,755,000	3,945,116
		14,170,953
HAND & MACHINE TOOLS — 0.1%
Werner FinCo LP/Werner FinCo, Inc.:
8.75%, 7/15/2025 (a)	237,000	222,469
11.50%, 6/15/2028 (a)	2,533,000	2,791,391
14.50%, 10/15/2028 (a)	505,485	514,943
		3,528,803
HEALTH CARE PRODUCTS — 1.0%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a) (b)	2,641,000	2,499,152
4.63%, 7/15/2028 (a)	5,139,000	5,024,657
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	6,786,000	7,177,824
Embecta Corp. 5.00%, 2/15/2030 (a)	376,000	345,897

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Hologic, Inc.:
3.25%, 2/15/2029 (a)	$1,563,000	$1,456,810
4.63%, 2/1/2028 (a)	3,559,000	3,493,514
Medline Borrower LP:
3.88%, 4/1/2029 (a)	16,946,000	16,042,948
5.25%, 10/1/2029 (a)	10,349,000	10,154,542
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	5,275,000	5,439,633
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a) (b)	594,000	657,160
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	2,661,000	2,765,843
Teleflex, Inc. 4.25%, 6/1/2028 (a)	1,240,000	1,200,903
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	222,000	225,863
		56,484,746
HEALTH CARE SERVICES — 3.6%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	1,922,000	1,831,666
5.50%, 7/1/2028 (a)	1,054,000	1,026,290
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	9,000	8,787
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	1,632,000	1,603,685
3.50%, 4/1/2030 (a)	1,287,000	1,265,945
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	526,000	494,977
4.00%, 3/15/2031 (a)	1,856,000	1,711,770
4.25%, 5/1/2028 (a)	3,409,000	3,312,628
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a) (b)	5,584,000	4,907,275
5.25%, 5/15/2030 (a)	5,174,000	4,760,132
5.63%, 3/15/2027 (a)	8,045,000	7,912,499
6.00%, 1/15/2029 (a)	1,282,300	1,244,421
6.13%, 4/1/2030 (a)	6,116,000	5,215,664
6.88%, 4/1/2028 (a)	2,014,000	1,689,827
6.88%, 4/15/2029 (a) (b)	7,944,000	7,194,722
8.00%, 12/15/2027 (a) (b)	1,021,000	1,023,828
10.88%, 1/15/2032 (a)	7,467,000	8,230,202
Concentra Escrow Issuer Corp. 6.88%, 7/15/2032 (a)	850,000	894,939
DaVita, Inc.:
3.75%, 2/15/2031 (a)	4,095,000	3,689,554
4.63%, 6/1/2030 (a)	9,589,000	9,126,331
6.88%, 9/1/2032 (a)	3,925,000	4,055,114
Encompass Health Corp.:
4.50%, 2/1/2028 (b)	1,797,000	1,763,684
4.63%, 4/1/2031	1,385,000	1,326,373
4.75%, 2/1/2030	1,415,000	1,382,795
5.75%, 9/15/2025	169,000	168,574
Security Description	Principal Amount	Value
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a) (b)	$4,997,000	$5,041,223
Global Medical Response, Inc. 10.00%, 10/31/2028 (a)	2,470,323	2,478,821
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	2,679,000	2,700,164
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	560,000	541,604
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 4/30/2028 (a)	2,585,000	2,768,483
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	3,658,000	3,648,818
5.00%, 5/15/2027 (a)	3,089,000	3,069,879
6.50%, 5/15/2030 (a)	967,000	1,009,297
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	1,915,000	1,877,696
LifePoint Health, Inc.:
5.38%, 1/15/2029 (a) (b)	1,274,000	1,199,751
9.88%, 8/15/2030 (a)	5,547,000	6,110,464
10.00%, 6/1/2032 (a)	3,090,000	3,403,789
11.00%, 10/15/2030 (a)	5,519,900	6,241,461
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a) (b)	3,009,000	1,888,328
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	2,292,000	2,129,635
3.88%, 5/15/2032 (a)	2,010,000	1,837,743
4.38%, 6/15/2028 (a)	4,047,100	3,934,348
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a) (b)	1,466,000	1,421,595
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	6,579,000	6,779,791
Radiology Partners, Inc.:
7.78%, 1/31/2029 (a)	2,165,178	2,149,329
9.78%, 2/15/2030 (a)	2,538,716	2,398,934
Select Medical Corp. 6.25%, 8/15/2026 (a)	1,703,000	1,713,831
Star Parent, Inc. 9.00%, 10/1/2030 (a) (b)	5,425,000	5,828,674
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a) (b)	1,642,000	1,713,870
Tenet Healthcare Corp.:
4.25%, 6/1/2029	3,213,400	3,101,188
4.38%, 1/15/2030	5,542,000	5,319,987
4.63%, 6/15/2028	3,190,000	3,133,633
5.13%, 11/1/2027	4,566,300	4,552,784
6.13%, 10/1/2028 (b)	6,131,000	6,181,826
6.13%, 6/15/2030	8,435,000	8,577,298
6.25%, 2/1/2027	5,529,600	5,539,443
6.75%, 5/15/2031	3,820,000	3,984,642
6.88%, 11/15/2031	2,805,000	3,070,437
Toledo Hospital:
4.98%, 11/15/2045	1,032,000	813,753
Series B, 5.33%, 11/15/2028 (b)	2,617,000	2,605,459

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.02%, 11/15/2048	$1,975,000	$1,836,789
U.S. Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	2,599,000	2,691,290
		199,137,739
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Benteler International AG 10.50%, 5/15/2028 (a)	3,029,000	3,202,895
Stena International SA:
7.25%, 1/15/2031 (a)	3,257,000	3,417,766
7.63%, 2/15/2031 (a)	2,819,000	2,962,205
		9,582,866
HOME BUILDERS — 1.3%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	2,727,000	2,910,036
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	79,000	75,916
4.63%, 4/1/2030 (a)	1,624,000	1,559,820
6.63%, 1/15/2028 (a)	1,491,000	1,505,537
Beazer Homes USA, Inc.:
5.88%, 10/15/2027 (b)	1,193,000	1,192,332
7.25%, 10/15/2029 (b)	1,652,000	1,696,984
7.50%, 3/15/2031 (a)	3,061,000	3,180,257
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (a)	4,055,000	3,816,363
5.00%, 6/15/2029 (a)	1,242,000	1,190,929
6.25%, 9/15/2027 (a)	1,790,000	1,786,169
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	2,572,000	2,409,655
6.75%, 6/1/2027	309,000	311,701
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	1,900,000	2,006,058
Empire Communities Corp.:
7.00%, 12/15/2025 (a)	1,306,000	1,316,004
9.75%, 5/1/2029 (a)	3,659,000	3,911,361
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	1,229,000	1,202,466
5.00%, 3/1/2028 (a)	2,270,000	2,215,339
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	2,047,000	2,039,344
K Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	2,531,000	2,816,573
KB Home:
4.00%, 6/15/2031	2,013,000	1,865,709
4.80%, 11/15/2029	657,000	650,338
6.88%, 6/15/2027	949,000	989,019
7.25%, 7/15/2030	269,000	280,650
Landsea Homes Corp. 8.88%, 4/1/2029 (a)	415,000	437,709
LGI Homes, Inc.:
4.00%, 7/15/2029 (a) (b)	2,480,000	2,294,174
8.75%, 12/15/2028 (a) (b)	2,286,000	2,447,643
Security Description	Principal Amount	Value
M/I Homes, Inc.:
3.95%, 2/15/2030	$2,171,000	$2,026,585
4.95%, 2/1/2028	1,728,000	1,698,365
Mattamy Group Corp.:
4.63%, 3/1/2030 (a) (b)	2,514,000	2,407,180
5.25%, 12/15/2027 (a)	874,000	869,831
New Home Co., Inc. 9.25%, 10/1/2029 (a)	1,660,000	1,749,208
Shea Homes LP/Shea Homes Funding Corp.:
4.75%, 2/15/2028	899,000	882,423
4.75%, 4/1/2029	1,046,000	1,014,327
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	615,000	655,313
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	2,087,000	2,077,024
5.75%, 1/15/2028 (a)	1,820,000	1,850,485
5.88%, 6/15/2027 (a) (b)	2,926,000	2,987,826
Thor Industries, Inc. 4.00%, 10/15/2029 (a) (b)	933,000	870,554
Tri Pointe Homes, Inc.:
5.25%, 6/1/2027 (b)	601,000	602,779
5.70%, 6/15/2028	1,568,000	1,596,710
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	1,166,000	1,167,388
		68,564,084
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	3,008,000	2,679,466
4.00%, 4/15/2029 (a)	2,586,000	2,409,738
		5,089,204
HOUSEHOLD PRODUCTS — 0.3%
Coty, Inc. 5.00%, 4/15/2026 (a)	2,588,000	2,577,053
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC:
4.75%, 1/15/2029 (a)	2,132,000	2,083,902
6.63%, 7/15/2030 (a) (b)	2,516,000	2,614,023
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	1,072,000	1,015,806
5.50%, 6/1/2028 (a)	2,416,000	2,400,900
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	1,461,000	336,921
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	2,849,000	2,874,356
		13,902,961
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,004,000	3,750,467

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Central Garden & Pet Co.:
4.13%, 10/15/2030 (b)	$2,672,000	$2,484,426
4.13%, 4/30/2031 (a) (b)	1,223,000	1,120,659
5.13%, 2/1/2028	2,176,000	2,156,503
Kronos Acquisition Holdings, Inc.:
8.25%, 6/30/2031 (a)	50,000	50,203
10.75%, 6/30/2032 (a) (b)	2,752,000	2,595,356
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	138,000	122,501
		12,280,115
HOUSEWARES — 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029 (a) (c)	3,013,000	3,014,868
Newell Brands, Inc.:
5.70%, 4/1/2026	6,691,000	6,707,928
6.38%, 9/15/2027 (b)	3,316,000	3,361,794
6.63%, 9/15/2029	2,484,000	2,514,181
6.88%, 4/1/2036 (b)	1,853,000	1,765,223
7.00%, 4/1/2046	1,534,000	1,373,651
Scotts Miracle-Gro Co.:
4.38%, 2/1/2032	366,000	338,806
4.50%, 10/15/2029 (b)	883,000	848,254
5.25%, 12/15/2026	154,000	153,289
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	46,000	29,349
		20,107,343
INSURANCE — 2.6%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	1,852,000	1,751,936
6.00%, 8/1/2029 (a)	1,994,000	1,923,392
7.50%, 11/6/2030 (a)	5,704,000	5,874,436
8.25%, 2/1/2029 (a)	4,217,000	4,352,366
8.50%, 6/15/2029 (a)	2,271,000	2,374,489
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	1,105,000	1,058,292
5.88%, 11/1/2029 (a) (b)	1,212,000	1,162,744
6.50%, 10/1/2031 (a)	3,364,000	3,403,292
6.75%, 10/15/2027 (a)	4,159,000	4,144,485
6.75%, 4/15/2028 (a)	6,879,000	6,989,202
7.00%, 1/15/2031 (a)	6,705,000	6,891,734
7.38%, 10/1/2032 (a) (b)	2,795,000	2,835,863
AmWINS Group, Inc.:
4.88%, 6/30/2029 (a)	2,665,000	2,558,107
6.38%, 2/15/2029 (a)	2,281,000	2,335,584
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	4,705,000	4,866,664
Ardonagh Group Finance Ltd. 8.88%, 2/15/2032 (a)	4,494,000	4,650,751
Security Description	Principal Amount	Value
Assurant, Inc. 3 mo. USD Term SOFR + 4.14%, 7.00%, 3/27/2048 (d)	$1,033,000	$1,051,294
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	1,982,000	1,909,915
7.50%, 2/15/2032 (a) (b)	1,403,000	1,443,813
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/2031 (a)	531,000	558,771
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	4,556,000	4,356,857
Constellation Insurance, Inc.:
6.63%, 5/1/2031 (a) (b)	616,000	616,825
6.80%, 1/24/2030 (a)	4,179,000	4,215,524
Genworth Holdings, Inc. 6.50%, 6/15/2034	1,904,000	1,910,436
Global Atlantic Fin Co.:
5 yr. CMT + 3.80%, 4.70%, 10/15/2051 (a) (d)	2,800,900	2,695,250
5 yr. CMT + 3.61%, 7.95%, 10/15/2054 (a) (d)	2,705,000	2,817,501
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	2,203,000	2,203,264
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC:
7.25%, 2/15/2031 (a)	2,462,000	2,554,522
8.13%, 2/15/2032 (a)	3,955,000	4,060,994
HUB International Ltd.:
5.63%, 12/1/2029 (a)	2,614,000	2,563,864
7.25%, 6/15/2030 (a)	14,481,000	15,097,456
7.38%, 1/31/2032 (a)	7,499,000	7,750,666
Jones Deslauriers Insurance Management, Inc.:
8.50%, 3/15/2030 (a)	2,892,000	3,100,542
10.50%, 12/15/2030 (a)	2,059,000	2,241,366
Liberty Mutual Group, Inc.:
5 yr. CMT + 3.32%, 4.13%, 12/15/2051 (a) (d)	3,293,016	3,120,923
4.30%, 2/1/2061 (a)	3,421,000	2,290,360
7.80%, 3/7/2087 (a) (b)	1,044,000	1,148,891
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	12,483,000	13,087,177
Ryan Specialty LLC:
4.38%, 2/1/2030 (a)	1,674,000	1,613,686
5.88%, 8/1/2032 (a)	2,350,000	2,388,540
USI, Inc. 7.50%, 1/15/2032 (a)	2,071,000	2,146,136
		144,117,910

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
INTERNET — 1.6%
Acuris Finance U.S., Inc./Acuris Finance SARL:
5.00%, 5/1/2028 (a)	$781,000	$714,787
9.00%, 8/1/2029 (a)	2,200,000	2,214,916
ANGI Group LLC 3.88%, 8/15/2028 (a)	3,743,000	3,433,342
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	3,293,000	3,028,440
6.13%, 12/1/2028 (a)	3,156,000	2,704,724
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	1,003,000	953,733
5.63%, 9/15/2028 (a)	32,000	30,035
Cars.com, Inc. 6.38%, 11/1/2028 (a)	1,229,000	1,233,584
Cogent Communications Group LLC:
3.50%, 5/1/2026 (a)	2,111,000	2,058,373
7.00%, 6/15/2027 (a)	1,796,000	1,826,891
Cogent Communications Group, Inc./Cogent Communications Finance, Inc. COR, 7.00%, 6/15/2027 (a)	1,144,000	1,162,910
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a) (b)	3,852,000	4,024,261
Gen Digital, Inc.:
6.75%, 9/30/2027 (a)	3,240,000	3,330,396
7.13%, 9/30/2030 (a)	1,924,000	2,019,392
Getty Images, Inc. 9.75%, 3/1/2027 (a) (b)	2,210,000	2,206,840
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	378,000	354,798
5.25%, 12/1/2027 (a)	2,282,000	2,277,710
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	2,470,000	2,292,605
ION Trading Technologies SARL:
5.75%, 5/15/2028 (a)	1,272,000	1,189,205
9.50%, 5/30/2029 (a)	4,975,700	5,091,883
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a)	1,567,000	1,403,891
4.13%, 8/1/2030 (a)	936,000	877,706
5.00%, 12/15/2027 (a)	3,757,700	3,714,712
5.63%, 2/15/2029 (a) (b)	923,000	922,788
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	2,435,000	1,526,453
Newfold Digital Holdings Group, Inc.:
6.00%, 2/15/2029 (a) (b)	2,282,000	1,542,335
11.75%, 10/15/2028 (a)	1,887,000	1,859,846
Rakuten Group, Inc.:
5 yr. CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (d)	3,011,000	2,869,061
5 yr. CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (d)	3,820,800	3,364,635
Security Description	Principal Amount	Value
9.75%, 4/15/2029 (a)	$10,140,000	$11,078,761
11.25%, 2/15/2027 (a)	9,407,000	10,309,413
Shutterfly Finance LLC 8.50%, 10/1/2027 (a)	1,258,964	1,084,232
Wayfair LLC 7.25%, 10/31/2029 (a) (c)	2,814,000	2,882,155
Ziff Davis, Inc. 4.63%, 10/15/2030 (a) (b)	2,379,000	2,233,048
		87,817,861
INVESTMENT COMPANY SECURITY — 0.4%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a)	886,000	819,656
5.25%, 4/15/2029 (a)	3,546,000	3,443,911
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	1,768,000	1,545,144
5.25%, 5/15/2027	3,430,100	3,287,065
6.25%, 5/15/2026	5,948,000	5,900,178
9.00%, 6/15/2030 (a)	4,630,000	4,660,326
9.75%, 1/15/2029 (a)	3,465,000	3,595,215
		23,251,495
IRON/STEEL — 1.0%
Algoma Steel, Inc. 9.13%, 4/15/2029 (a)	1,086,000	1,114,258
ATI, Inc.:
4.88%, 10/1/2029	433,000	418,715
5.13%, 10/1/2031	1,273,000	1,238,005
5.88%, 12/1/2027	822,000	821,227
7.25%, 8/15/2030	1,724,000	1,837,060
Baffinland Iron Mines Corp./Baffinland Iron Mines LP 8.75%, 7/15/2026 (a)	2,648,000	2,375,177
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	2,233,000	2,262,275
Carpenter Technology Corp.:
6.38%, 7/15/2028	1,016,000	1,022,838
7.63%, 3/15/2030	1,695,000	1,773,953
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	239
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a)	792,000	748,369
4.88%, 3/1/2031 (a)	754,000	699,395
5.88%, 6/1/2027 (b)	118,000	118,222
6.75%, 4/15/2030 (a)	1,530,000	1,555,750
7.00%, 3/15/2032 (a) (b)	9,601,000	9,707,859
Commercial Metals Co.:
3.88%, 2/15/2031	474,000	437,971
4.13%, 1/15/2030	2,173,000	2,063,937
4.38%, 3/15/2032	1,885,000	1,791,221
Infrabuild Australia Pty. Ltd. 14.50%, 11/15/2028 (a)	1,688,000	1,712,763

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Mineral Resources Ltd.:
8.00%, 11/1/2027 (a)	$3,408,000	$3,496,642
8.13%, 5/1/2027 (a)	3,935,000	3,974,153
8.50%, 5/1/2030 (a)	3,845,000	4,007,259
9.25%, 10/1/2028 (a)	6,347,388	6,741,307
TMS International Corp. 6.25%, 4/15/2029 (a)	1,275,000	1,212,920
U.S. Steel Corp.:
6.65%, 6/1/2037	963,000	989,733
6.88%, 3/1/2029	2,171,000	2,202,870
		54,324,118
IT SERVICES — 0.5%
Amentum Escrow Corp. 7.25%, 8/1/2032 (a)	4,199,000	4,381,321
ASGN, Inc. 4.63%, 5/15/2028 (a)	3,525,500	3,426,222
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 4/15/2026 (a)	2,386,432	400,014
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	3,951,000	4,170,597
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	728,000	760,745
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	4,331,000	4,768,084
Seagate HDD Cayman:
8.25%, 12/15/2029 (b)	1,585,000	1,720,597
8.50%, 7/15/2031	1,798,000	1,961,672
9.63%, 12/1/2032	3,120,085	3,621,732
		25,210,984
LEISURE TIME — 2.2%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (f) (g)	50,000	—
Acushnet Co. 7.38%, 10/15/2028 (a)	1,026,000	1,082,071
Amer Sports Co. 6.75%, 2/16/2031 (a) (b)	3,749,000	3,840,551
Carnival Corp.:
5.75%, 3/1/2027 (a)	8,301,600	8,409,936
6.00%, 5/1/2029 (a) (b)	6,485,000	6,562,885
7.00%, 8/15/2029 (a)	1,467,000	1,558,790
7.63%, 3/1/2026 (a)	449,000	453,472
10.50%, 6/1/2030 (a)	5,432,000	5,899,369
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	8,966,000	9,677,273
Life Time, Inc.:
5.75%, 1/15/2026 (a) (b)	1,695,000	1,695,305
8.00%, 4/15/2026 (a)	1,518,000	1,531,950
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (a)	1,953,000	2,045,435
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	1,786,000	1,796,966
Security Description	Principal Amount	Value
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	$2,031,000	$1,978,235
NCL Corp. Ltd.:
5.88%, 3/15/2026 (a)	6,629,000	6,630,260
5.88%, 2/15/2027 (a)	4,120,000	4,132,401
6.25%, 3/1/2030 (a)	990,000	988,862
7.75%, 2/15/2029 (a) (b)	2,020,000	2,163,965
8.13%, 1/15/2029 (a)	4,312,000	4,605,992
8.38%, 2/1/2028 (a)	1,745,000	1,832,826
NCL Finance Ltd. 6.13%, 3/15/2028 (a) (b)	2,057,000	2,097,790
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/2028	389,000	375,373
4.25%, 7/1/2026 (a)	3,350,000	3,311,207
5.38%, 7/15/2027 (a) (b)	5,360,000	5,402,290
5.50%, 8/31/2026 (a)	4,885,000	4,932,922
5.50%, 4/1/2028 (a)	6,684,000	6,767,951
5.63%, 9/30/2031 (a)	3,204,000	3,245,396
6.00%, 2/1/2033 (a)	6,989,000	7,165,053
6.25%, 3/15/2032 (a)	5,400,000	5,602,122
7.50%, 10/15/2027	380,000	407,843
Viking Cruises Ltd.:
5.88%, 9/15/2027 (a)	1,738,000	1,735,011
7.00%, 2/15/2029 (a)	1,977,600	2,002,102
9.13%, 7/15/2031 (a)	2,332,000	2,548,433
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	2,657,000	2,650,145
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	3,831,000	3,783,534
		118,913,716
LODGING — 1.3%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)	1,553,000	1,538,153
4.75%, 6/15/2031 (a) (b)	3,110,000	2,967,966
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	1,662,000	1,663,728
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	1,021,000	1,032,405
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	4,876,000	4,404,393
3.75%, 5/1/2029 (a)	1,524,000	1,446,108
4.00%, 5/1/2031 (a)	3,999,000	3,739,225
4.88%, 1/15/2030 (b)	4,469,000	4,408,668
5.88%, 3/15/2033 (a)	1,225,000	1,248,238
6.13%, 4/1/2032 (a)	4,027,000	4,147,005
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.:
4.88%, 7/1/2031 (a)	2,637,000	2,395,451
5.00%, 6/1/2029 (a)	851,000	808,459
6.63%, 1/15/2032 (a)	5,736,000	5,811,371

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a) (b)	$450,000	$423,094
4.75%, 1/15/2028 (b)	1,406,000	1,349,437
MGM China Holdings Ltd. 7.13%, 6/26/2031 (a)	188,000	193,593
MGM Resorts International:
4.63%, 9/1/2026	2,573,000	2,553,034
4.75%, 10/15/2028 (b)	673,000	659,520
5.50%, 4/15/2027	4,265,000	4,278,051
6.13%, 9/15/2029	2,299,000	2,328,542
6.50%, 4/15/2032 (b)	4,342,000	4,420,373
Station Casinos LLC:
4.50%, 2/15/2028 (a)	2,800,000	2,704,520
4.63%, 12/1/2031 (a)	1,516,000	1,407,121
6.63%, 3/15/2032 (a)	1,614,000	1,650,686
Travel & Leisure Co.:
4.50%, 12/1/2029 (a)	192,000	181,709
4.63%, 3/1/2030 (a)	2,914,000	2,725,668
6.00%, 4/1/2027	3,041,000	3,080,198
6.60%, 10/1/2025	210,000	212,111
6.63%, 7/31/2026 (a) (b)	3,524,000	3,589,441
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	852,000	821,609
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a)	4,335,000	4,336,214
		72,526,091
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	1,692,000	1,632,238
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	1,159,000	1,188,010
Terex Corp.:
5.00%, 5/15/2029 (a)	1,855,000	1,809,701
6.25%, 10/15/2032 (a) (c)	2,418,000	2,418,000
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	1,798,000	1,739,565
		8,787,514
MACHINERY-DIVERSIFIED — 0.5%
ATS Corp. 4.13%, 12/15/2028 (a)	1,889,000	1,777,266
Chart Industries, Inc.:
7.50%, 1/1/2030 (a)	6,360,000	6,705,857
9.50%, 1/1/2031 (a) (b)	2,142,000	2,336,087
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a) (b)	878,000	587,689
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a) (b)	843,000	675,934
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a) (b)	4,364,000	4,538,560
Security Description	Principal Amount	Value
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	$1,868,000	$1,980,902
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	1,120,000	1,068,200
OT Merger Corp. 7.88%, 10/15/2029 (a)	1,098,000	451,080
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	1,566,000	1,643,705
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a) (b)	1,630,000	1,640,073
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	6,262,000	6,197,376
		29,602,729
MEDIA — 8.1%
Altice Financing SA:
5.00%, 1/15/2028 (a)	5,731,000	4,846,420
5.75%, 8/15/2029 (a)	9,864,000	7,949,989
9.63%, 7/15/2027 (a)	1,000,000	978,250
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	5,001,000	3,615,473
10.25%, 1/15/2029 (a)	3,381,000	3,481,585
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a)	1,661,000	983,478
Block Communications, Inc. 4.88%, 3/1/2028 (a) (b)	1,917,000	1,807,674
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	1,562,000	1,243,258
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/2031 (a)	12,048,600	10,641,444
4.25%, 1/15/2034 (a)	8,889,900	7,300,030
4.50%, 8/15/2030 (a)	10,179,000	9,214,031
4.50%, 5/1/2032	8,896,000	7,688,991
4.50%, 6/1/2033 (a) (b)	6,680,900	5,672,819
4.75%, 3/1/2030 (a)	10,816,400	9,937,459
4.75%, 2/1/2032 (a)	9,194,600	8,085,639
5.00%, 2/1/2028 (a)	11,877,000	11,556,796
5.13%, 5/1/2027 (a)	14,523,000	14,284,678
5.38%, 6/1/2029 (a) (b)	8,611,500	8,294,683
5.50%, 5/1/2026 (a)	2,806,000	2,800,556
6.38%, 9/1/2029 (a) (b)	5,478,000	5,485,614
7.38%, 3/1/2031 (a)	2,803,000	2,866,011
CSC Holdings LLC:
3.38%, 2/15/2031 (a) (b)	4,763,000	3,387,112
4.13%, 12/1/2030 (a)	4,361,000	3,178,471
4.50%, 11/15/2031 (a)	6,225,000	4,526,322
4.63%, 12/1/2030 (a)	10,318,000	5,235,353
5.00%, 11/15/2031 (a)	1,196,000	588,946
5.38%, 2/1/2028 (a)	3,899,000	3,282,490
5.50%, 4/15/2027 (a)	6,950,000	6,099,598
5.75%, 1/15/2030 (a)	9,651,000	4,994,393
6.50%, 2/1/2029 (a)	9,688,000	8,014,592
7.50%, 4/1/2028 (a)	4,758,000	3,172,777

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
11.25%, 5/15/2028 (a)	$6,055,000	$5,846,890
11.75%, 1/31/2029 (a)	8,511,000	8,214,732
Cumulus Media New Holdings, Inc. 8.00%, 7/1/2029 (a)	614,000	249,579
Directv Financing LLC 8.88%, 2/1/2030 (a)	6,223,000	6,269,299
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	15,202,400	14,906,561
DISH DBS Corp.:
5.13%, 6/1/2029	5,399,000	3,619,598
5.25%, 12/1/2026 (a) (b)	11,382,000	10,555,325
5.75%, 12/1/2028 (a)	11,859,000	10,412,914
7.38%, 7/1/2028	4,872,000	3,640,553
7.75%, 7/1/2026	8,809,000	7,640,574
DISH Network Corp. 11.75%, 11/15/2027 (a)	13,863,000	14,539,099
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	2,753,000	2,760,130
GCI LLC 4.75%, 10/15/2028 (a)	1,880,000	1,805,138
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	4,039,000	2,583,304
5.38%, 11/15/2031 (a)	5,559,000	3,471,206
7.00%, 5/15/2027 (a) (b)	1,283,200	1,260,988
10.50%, 7/15/2029 (a)	2,826,000	2,954,837
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	1,916,000	1,244,921
5.25%, 8/15/2027 (a)	2,761,000	1,882,118
6.38%, 5/1/2026	4,005,300	3,501,193
8.38%, 5/1/2027	4,749,000	2,517,730
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a) (b)	3,836,000	3,119,128
6.75%, 10/15/2027 (a)	6,839,000	6,250,367
Liberty Interactive LLC:
8.25%, 2/1/2030	1,018,000	527,548
8.50%, 7/15/2029	1,154,000	621,279
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	4,682,000	4,627,127
7.38%, 9/1/2031 (a)	2,661,000	2,760,654
8.00%, 8/1/2029 (a)	1,469,000	1,475,185
Midcontinent Communications 8.00%, 8/15/2032 (a)	3,251,000	3,312,932
News Corp.:
3.88%, 5/15/2029 (a)	2,236,000	2,114,719
5.13%, 2/15/2032 (a)	2,024,000	1,989,552
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a) (b)	4,270,000	4,073,794
5.63%, 7/15/2027 (a)	6,417,000	6,357,322
Paramount Global:
3 mo. USD Term SOFR + 3.90%, 6.25%, 2/28/2057 (d)	3,028,000	2,700,734
Security Description	Principal Amount	Value
5 yr. CMT + 4.00%, 6.38%, 3/30/2062 (d)	$5,035,974	$4,632,341
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	2,837,200	2,421,210
6.50%, 9/15/2028 (a)	2,518,000	1,657,121
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a) (b)	2,596,000	1,934,072
5.38%, 1/15/2031 (a)	2,108,000	1,223,842
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	1,529,000	1,331,820
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a) (b)	2,877,000	2,255,741
5.13%, 2/15/2027 (a) (b)	2,288,000	1,994,221
5.50%, 3/1/2030 (a) (b)	999,000	721,668
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	3,080,500	2,977,735
3.88%, 9/1/2031 (a) (b)	7,271,000	6,333,259
4.00%, 7/15/2028 (a)	7,010,000	6,613,164
4.13%, 7/1/2030 (a) (b)	6,011,000	5,456,185
5.00%, 8/1/2027 (a)	7,585,000	7,473,121
5.50%, 7/1/2029 (a) (b)	4,776,000	4,664,051
Sunrise FinCo I BV 4.88%, 7/15/2031 (a) (b)	3,852,000	3,645,957
Sunrise HoldCo IV BV 5.50%, 1/15/2028 (a) (b)	155,000	154,316
TEGNA, Inc.:
4.63%, 3/15/2028	4,538,000	4,352,940
4.75%, 3/15/2026 (a)	3,667,000	3,624,279
5.00%, 9/15/2029	4,073,000	3,879,736
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	2,181,000	2,178,077
Univision Communications, Inc.:
4.50%, 5/1/2029 (a) (b)	2,479,000	2,214,540
6.63%, 6/1/2027 (a)	7,590,000	7,613,074
7.38%, 6/30/2030 (a) (b)	4,421,000	4,274,709
8.00%, 8/15/2028 (a)	7,620,250	7,793,382
8.50%, 7/31/2031 (a) (b)	4,997,000	5,007,294
Urban One, Inc. 7.38%, 2/1/2028 (a)	3,530,000	2,520,702
Virgin Media Finance PLC 5.00%, 7/15/2030 (a) (b)	4,544,500	3,993,479
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	2,894,000	2,571,290
5.50%, 5/15/2029 (a) (b)	7,692,000	7,375,090
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	1,214,000	1,169,653
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	6,623,000	6,091,769
Ziggo Bond Co. BV:
5.13%, 2/28/2030 (a) (b)	2,994,000	2,761,097
6.00%, 1/15/2027 (a)	527,000	526,715

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ziggo BV 4.88%, 1/15/2030 (a)	$1,826,000	$1,735,230
		446,194,842
METAL FABRICATE & HARDWARE — 0.2%
Advanced Drainage Systems, Inc.:
5.00%, 9/30/2027 (a)	964,000	952,403
6.38%, 6/15/2030 (a)	382,000	390,079
Interpipe Holdings PLC 8.38%, 5/13/2026 (a)	690,000	538,752
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	1,295,000	1,267,689
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	2,860,000	2,747,087
Vallourec SACA 7.50%, 4/15/2032 (a) (b)	3,993,000	4,234,616
		10,130,626
MINING — 1.2%
Alcoa Nederland Holding BV:
4.13%, 3/31/2029 (a) (b)	2,327,000	2,231,570
6.13%, 5/15/2028 (a)	167,000	169,223
7.13%, 3/15/2031 (a)	3,502,000	3,728,474
Arsenal AIC Parent LLC:
8.00%, 10/1/2030 (a)	2,712,000	2,910,871
11.50%, 10/1/2031 (a)	1,911,000	2,159,984
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	551,000	535,622
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a) (b)	3,231,000	3,215,620
Constellium SE:
3.75%, 4/15/2029 (a)	1,253,000	1,170,315
5.63%, 6/15/2028 (a) (b)	913,000	912,060
COR, 6.38%, 8/15/2032 (a)	668,000	686,363
Eldorado Gold Corp. 6.25%, 9/1/2029 (a)	3,552,000	3,549,940
FMG Resources August 2006 Pty. Ltd.:
4.38%, 4/1/2031 (a)	3,302,000	3,081,327
4.50%, 9/15/2027 (a)	4,596,400	4,511,045
5.88%, 4/15/2030 (a)	4,773,000	4,824,930
6.13%, 4/15/2032 (a)	4,234,700	4,330,870
Hecla Mining Co. 7.25%, 2/15/2028	2,134,000	2,177,171
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	1,143,000	1,130,930
6.13%, 4/1/2029 (a) (b)	2,646,000	2,684,817
IAMGOLD Corp. 5.75%, 10/15/2028 (a)	1,718,000	1,702,298
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a) (b)	212,000	212,432
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	1,103,000	1,009,686
Security Description	Principal Amount	Value
4.63%, 3/1/2028 (a)	$2,592,000	$2,509,315
New Gold, Inc. 7.50%, 7/15/2027 (a)	2,332,900	2,378,555
Novelis Corp.:
3.25%, 11/15/2026 (a)	3,701,000	3,576,794
3.88%, 8/15/2031 (a)	2,177,000	1,990,257
4.75%, 1/30/2030 (a)	3,098,000	2,999,515
Perenti Finance Pty. Ltd. 7.50%, 4/26/2029 (a) (b)	1,139,000	1,183,546
Taseko Mines Ltd. 8.25%, 5/1/2030 (a)	4,009,000	4,207,646
		65,781,176
MISCELLANEOUS MANUFACTURER — 0.5%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	1,333,000	1,275,015
5.63%, 7/1/2027 (a)	1,267,000	1,264,048
Calderys Financing LLC 11.25%, 6/1/2028 (a)	2,193,000	2,357,234
Enpro, Inc. 5.75%, 10/15/2026	1,834,000	1,827,581
FXI Holdings, Inc. 12.25%, 11/15/2026 (a) (b)	6,620,000	6,611,964
Hillenbrand, Inc.:
3.75%, 3/1/2031 (b)	2,349,500	2,102,215
5.00%, 9/15/2026	1,322,000	1,315,496
6.25%, 2/15/2029 (b)	3,075,000	3,133,148
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	2,587,000	2,525,947
Trinity Industries, Inc. 7.75%, 7/15/2028 (a) (b)	2,418,000	2,538,126
		24,950,774
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a)	2,326,000	2,311,439
7.25%, 3/15/2029 (a)	1,565,000	1,541,666
Xerox Corp.:
4.80%, 3/1/2035	696,000	471,053
6.75%, 12/15/2039 (b)	2,367,000	1,828,271
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	3,664,000	3,633,442
5.50%, 8/15/2028 (a) (b)	2,343,000	2,000,477
8.88%, 11/30/2029 (a) (b)	4,064,000	3,778,870
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	742,000	775,197
		16,340,415
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (a)	2,220,000	2,180,284
Steelcase, Inc. 5.13%, 1/18/2029	4,113,000	4,041,434
		6,221,718

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS — 6.6%
Aethon United BR LP/Aethon United Finance Corp.:
7.50%, 10/1/2029 (a) (c)	$2,935,000	$2,975,180
8.25%, 2/15/2026 (a)	3,081,000	3,118,496
Antero Resources Corp. 5.38%, 3/1/2030 (a) (b)	4,684,000	4,629,291
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	2,019,000	1,994,772
7.00%, 11/1/2026 (a)	1,185,000	1,185,486
8.25%, 12/31/2028 (a)	406,000	415,768
9.00%, 11/1/2027 (a)	14,000	16,787
Baytex Energy Corp.:
7.38%, 3/15/2032 (a)	3,940,000	3,923,019
8.50%, 4/30/2030 (a)	2,637,100	2,734,224
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	3,639,000	3,536,489
Borr IHC Ltd./Borr Finance LLC:
10.00%, 11/15/2028 (a)	3,947,033	4,101,401
10.38%, 11/15/2030 (a)	2,083,180	2,204,546
California Resources Corp.:
7.13%, 2/1/2026 (a)	1,183,000	1,182,503
8.25%, 6/15/2029 (a)	3,234,000	3,298,227
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	2,488,000	2,423,834
9.75%, 7/15/2028 (a) (b)	2,717,000	2,670,431
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	2,598,000	2,594,804
5.88%, 2/1/2029 (a)	389,000	391,050
6.75%, 4/15/2029 (a)	2,370,400	2,415,532
Chord Energy Corp. 6.38%, 6/1/2026 (a)	2,916,000	2,923,727
Civitas Resources, Inc.:
5.00%, 10/15/2026 (a)	4,141,000	4,095,242
8.38%, 7/1/2028 (a)	5,209,000	5,443,874
8.63%, 11/1/2030 (a)	4,465,000	4,733,793
8.75%, 7/1/2031 (a)	4,308,000	4,566,480
CNX Resources Corp.:
6.00%, 1/15/2029 (a)	1,147,000	1,153,320
7.25%, 3/1/2032 (a)	2,599,000	2,726,845
7.38%, 1/15/2031 (a) (b)	726,000	759,185
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	3,729,900	3,488,165
6.75%, 3/1/2029 (a) (b)	3,244,000	3,171,075
6.75%, 3/1/2029 (a)	4,301,000	4,193,217
Crescent Energy Finance LLC:
7.38%, 1/15/2033 (a)	4,369,000	4,294,683
7.63%, 4/1/2032 (a)	3,441,000	3,451,185
9.25%, 2/15/2028 (a)	4,169,000	4,353,478
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	3,193,000	3,000,079
Security Description	Principal Amount	Value
8.50%, 1/15/2029 (a)	$3,490,000	$3,531,147
Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/1/2030 (a)	2,892,000	3,021,417
Encino Acquisition Partners Holdings LLC:
8.50%, 5/1/2028 (a)	2,847,000	2,898,872
8.75%, 5/1/2031 (a)	3,424,000	3,601,500
Energean PLC 6.50%, 4/30/2027 (a)	633,000	625,531
EnQuest PLC 11.63%, 11/1/2027 (a) (b)	1,390,000	1,410,586
Global Marine, Inc. 7.00%, 6/1/2028	1,583,000	1,496,711
Gran Tierra Energy, Inc. 9.50%, 10/15/2029 (a)	224,000	212,392
Greenfire Resources Ltd. 12.00%, 10/1/2028 (a)	2,119,000	2,290,024
Gulfport Energy Corp. 6.75%, 9/1/2029 (a)	5,633,000	5,697,104
Harbour Energy PLC 5.50%, 10/15/2026 (a) (b)	2,177,000	2,170,077
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	1,481,000	1,441,916
6.00%, 4/15/2030 (a)	1,388,000	1,352,384
6.00%, 2/1/2031 (a)	1,736,000	1,686,107
6.25%, 11/1/2028 (a)	1,921,000	1,919,041
6.25%, 4/15/2032 (a)	2,710,000	2,638,890
6.88%, 5/15/2034 (a)	4,689,000	4,677,231
8.38%, 11/1/2033 (a)	2,397,000	2,583,439
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	3,949,000	4,012,026
Karoon USA Finance, Inc. 10.50%, 5/14/2029 (a) (b)	974,000	1,000,970
Kosmos Energy Ltd. 8.75%, 10/1/2031 (a) (b)	851,000	840,779
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	2,070,000	2,067,537
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	1,993,000	1,985,706
Matador Resources Co.:
6.25%, 4/15/2033 (a)	3,032,000	2,986,884
6.50%, 4/15/2032 (a)	3,742,000	3,734,329
6.88%, 4/15/2028 (a)	3,321,000	3,375,697
MEG Energy Corp. 5.88%, 2/1/2029 (a)	2,881,000	2,818,309
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	2,620,000	2,587,224
Murphy Oil Corp.:
5.88%, 12/1/2027 (b)	793,700	803,526
5.88%, 12/1/2042 (b)	1,488,000	1,355,032
6.00%, 10/1/2032 (c)	1,925,000	1,898,242
6.38%, 7/15/2028	1,185,000	1,204,043

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Nabors Industries, Inc.:
7.38%, 5/15/2027 (a)	$3,689,000	$3,697,817
8.88%, 8/15/2031 (a) (b)	2,431,000	2,312,294
9.13%, 1/31/2030 (a)	2,996,333	3,090,298
Noble Finance II LLC 8.00%, 4/15/2030 (a)	7,243,000	7,473,762
Northern Oil & Gas, Inc.:
8.13%, 3/1/2028 (a)	4,459,000	4,499,309
8.75%, 6/15/2031 (a)	2,697,000	2,807,442
Odfjell Rig III Ltd. 9.25%, 5/31/2028	179,487	187,869
Parkland Corp.:
4.50%, 10/1/2029 (a)	3,856,000	3,649,627
4.63%, 5/1/2030 (a)	6,849,000	6,462,305
5.88%, 7/15/2027 (a)	3,223,000	3,215,813
6.63%, 8/15/2032 (a) (b)	2,014,000	2,044,472
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (b)	5,226,000	5,162,870
7.88%, 9/15/2030 (a)	2,018,000	2,078,379
Permian Resources Operating LLC:
5.38%, 1/15/2026 (a)	2,459,000	2,449,730
5.88%, 7/1/2029 (a)	3,677,000	3,681,559
6.25%, 2/1/2033 (a)	2,227,000	2,262,632
7.00%, 1/15/2032 (a)	3,063,000	3,184,785
8.00%, 4/15/2027 (a)	4,285,000	4,411,707
9.88%, 7/15/2031 (a)	2,827,000	3,153,688
Petrofac Ltd. 9.75%, 11/15/2026 (a)	14,000	3,430
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	4,228,000	4,219,206
7.13%, 1/15/2026 (a)	454,000	453,410
Range Resources Corp.:
4.75%, 2/15/2030 (a)	3,191,000	3,078,422
8.25%, 1/15/2029	1,037,000	1,073,482
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	975,000	963,534
Seadrill Finance Ltd. 8.38%, 8/1/2030 (a)	2,711,000	2,834,703
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88%, 11/1/2028 (a)	1,964,000	2,054,265
SM Energy Co.:
6.50%, 7/15/2028	4,072,000	4,072,041
6.63%, 1/15/2027	2,104,000	2,105,431
6.75%, 9/15/2026	2,424,000	2,424,267
6.75%, 8/1/2029 (a)	2,948,000	2,959,645
7.00%, 8/1/2032 (a) (b)	2,669,000	2,680,530
Southwestern Energy Co.:
4.75%, 2/1/2032	5,203,000	4,977,450
5.38%, 2/1/2029	1,523,000	1,516,786
5.38%, 3/15/2030	3,042,000	3,032,053
8.38%, 9/15/2028	2,101,000	2,161,803
Security Description	Principal Amount	Value
Strathcona Resources Ltd. 6.88%, 8/1/2026 (a)	$3,304,000	$3,285,663
Sunoco LP:
7.00%, 5/1/2029 (a)	3,164,000	3,307,646
7.25%, 5/1/2032 (a)	3,622,000	3,836,495
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/2029	3,126,000	3,002,648
4.50%, 4/30/2030	584,000	559,285
5.88%, 3/15/2028	1,822,000	1,831,912
6.00%, 4/15/2027	2,413,000	2,420,456
7.00%, 9/15/2028 (a)	2,759,000	2,864,063
Talos Production, Inc.:
9.00%, 2/1/2029 (a)	3,425,000	3,527,099
9.38%, 2/1/2031 (a)	3,224,000	3,313,659
Teine Energy Ltd. 6.88%, 4/15/2029 (a)	1,875,000	1,853,213
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	3,711,000	3,525,858
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	2,212,046	2,261,773
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	2,413,800	2,413,148
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	1,046,000	1,077,600
Transocean, Inc.:
6.80%, 3/15/2038 (b)	1,787,000	1,461,855
7.50%, 4/15/2031 (b)	1,047,000	964,130
8.00%, 2/1/2027 (a)	1,810,000	1,809,204
8.25%, 5/15/2029 (a)	5,183,000	5,137,752
8.50%, 5/15/2031 (a) (b)	3,131,000	3,110,993
8.75%, 2/15/2030 (a)	5,536,050	5,773,104
Valaris Ltd. 8.38%, 4/30/2030 (a)	5,906,000	6,084,243
Vermilion Energy, Inc. 6.88%, 5/1/2030 (a)	3,427,000	3,427,103
Viper Energy, Inc.:
5.38%, 11/1/2027 (a)	390,000	389,165
7.38%, 11/1/2031 (a)	2,573,000	2,721,102
Vital Energy, Inc.:
7.75%, 7/31/2029 (a) (b)	3,008,000	2,994,554
7.88%, 4/15/2032 (a) (b)	4,255,000	4,121,818
9.75%, 10/15/2030	4,235,000	4,524,293
W&T Offshore, Inc. 11.75%, 2/1/2026 (a)	819,000	834,913
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	1,916,000	1,887,203
		362,849,627
OIL & GAS SERVICES — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	2,076,000	2,085,757
6.63%, 9/1/2032 (a)	2,922,000	2,999,842

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 4/1/2027 (a)	$958,000	$961,382
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	780,000	778,736
Enerflex Ltd. 9.00%, 10/15/2027 (a) (b)	2,907,000	3,014,327
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	3,250,000	3,487,023
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	85,000	82,663
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	3,270,000	3,385,562
Nine Energy Service, Inc. 13.00%, 2/1/2028	1,453,000	1,159,058
Oceaneering International, Inc. 6.00%, 2/1/2028	2,130,000	2,139,649
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	1,954,600	1,972,758
Star Holding LLC COR, 8.75%, 8/1/2031 (a)	1,810,000	1,725,509
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 9/1/2027	3,632,000	3,664,761
7.13%, 3/15/2029 (a)	5,793,000	5,966,037
Viridien 8.75%, 4/1/2027 (a) (b)	1,587,000	1,536,057
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	3,713,000	3,868,166
Welltec International ApS 8.25%, 10/15/2026 (a)	1,094,000	1,116,361
		39,943,648
PACKAGING & CONTAINERS — 2.6%
ARD Finance SA 6.50%, 6/30/2027 (a)	2,454,000	564,003
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	612,000	560,353
4.00%, 9/1/2029 (a) (b)	5,391,000	4,812,438
6.00%, 6/15/2027 (a)	3,721,000	3,746,712
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	5,486,200	4,943,011
5.25%, 8/15/2027 (a)	6,613,000	4,833,709
Ball Corp.:
2.88%, 8/15/2030	5,627,000	5,006,286
3.13%, 9/15/2031	3,824,000	3,394,947
4.88%, 3/15/2026	1,556,000	1,551,285
6.00%, 6/15/2029	575,000	594,981
6.88%, 3/15/2028	505,000	522,226
Security Description	Principal Amount	Value
Berry Global, Inc.:
4.50%, 2/15/2026 (a)	$2,004,000	$1,978,549
5.63%, 7/15/2027 (a) (b)	555,000	554,922
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	1,925,000	1,884,363
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	2,968,000	2,794,135
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	3,455,000	3,489,239
6.88%, 1/15/2030 (a)	1,168,000	1,195,331
8.75%, 4/15/2030 (a) (b)	4,761,000	4,839,128
Crown Americas LLC 5.25%, 4/1/2030	1,573,000	1,587,110
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 9/30/2026	1,017,000	1,001,765
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/2026 (b)	3,993,000	3,979,464
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,299,900	1,287,057
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	2,021,000	1,923,830
3.50%, 3/1/2029 (a)	1,514,000	1,418,512
3.75%, 2/1/2030 (a)	2,232,100	2,090,473
4.75%, 7/15/2027 (a)	715,000	708,057
6.38%, 7/15/2032 (a)	376,000	388,431
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	2,175,000	2,161,711
LABL, Inc.:
5.88%, 11/1/2028 (a)	4,148,000	3,889,248
6.75%, 7/15/2026 (a)	1,756,000	1,754,999
8.25%, 11/1/2029 (a) (b)	1,963,000	1,775,710
8.63%, 10/1/2031 (a) (c)	3,956,000	3,929,376
9.50%, 11/1/2028 (a)	1,263,000	1,304,288
10.50%, 7/15/2027 (a) (b)	3,425,000	3,440,481
Mauser Packaging Solutions Holding Co.:
7.88%, 4/15/2027 (a)	10,290,000	10,641,507
9.25%, 4/15/2027 (a) (b)	8,005,879	8,213,552
OI European Group BV 4.75%, 2/15/2030 (a)	1,651,000	1,561,615
Owens-Brockway Glass Container, Inc.:
6.63%, 5/13/2027 (a)	3,001,000	3,016,155
7.25%, 5/15/2031 (a) (b)	4,361,900	4,476,356
7.38%, 6/1/2032 (a) (b)	993,000	1,014,518
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	3,094,000	2,964,640

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	$3,889,000	$3,742,657
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	1,010,000	976,014
5.00%, 4/15/2029 (a)	2,447,000	2,410,466
6.50%, 7/15/2032 (a)	1,768,000	1,823,126
6.88%, 7/15/2033 (a)	3,116,000	3,396,284
Sealed Air Corp./Sealed Air Corp. U.S.:
6.13%, 2/1/2028 (a)	3,320,000	3,376,440
7.25%, 2/15/2031 (a)	1,576,200	1,669,290
Silgan Holdings, Inc. 4.13%, 2/1/2028	3,480,000	3,394,253
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	1,832,000	2,033,117
TriMas Corp. 4.13%, 4/15/2029 (a)	943,000	902,743
Trivium Packaging Finance BV:
5.50%, 8/15/2026 (a)	3,807,300	3,787,578
8.50%, 8/15/2027 (a) (b)	3,783,700	3,791,003
		143,097,444
PHARMACEUTICALS — 2.2%
AdaptHealth LLC:
4.63%, 8/1/2029 (a) (b)	3,379,000	3,131,184
5.13%, 3/1/2030 (a) (b)	3,020,000	2,826,811
6.13%, 8/1/2028 (a) (b)	2,245,100	2,246,582
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	1,027,000	840,743
9.25%, 4/1/2026 (a)	3,507,000	3,299,771
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a) (b)	7,289,000	5,704,882
5.00%, 1/30/2028 (a)	2,548,000	1,650,900
5.00%, 2/15/2029 (a)	1,271,000	742,696
5.25%, 1/30/2030 (a)	3,644,000	2,040,567
5.25%, 2/15/2031 (a)	1,042,000	568,421
5.50%, 11/1/2025 (a)	7,023,400	6,868,253
5.75%, 8/15/2027 (a) (b)	2,434,000	2,073,646
6.13%, 2/1/2027 (a) (b)	4,004,000	3,613,130
6.25%, 2/15/2029 (a)	2,905,000	1,746,196
9.00%, 12/15/2025 (a)	2,557,000	2,456,152
11.00%, 9/30/2028 (a)	7,365,000	6,851,144
14.00%, 10/15/2030 (a)	1,219,000	1,115,032
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	2,762,000	2,888,776
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	2,771,000	2,687,731
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (b)	4,678,000	4,856,700
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a) (b)	3,196,000	3,425,217
Grifols SA 4.75%, 10/15/2028 (a) (b)	2,467,000	2,314,317
Security Description	Principal Amount	Value
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	$100,000	$99,771
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	2,238,500	1,416,791
12.25%, 4/15/2029 (a)	3,070,000	3,062,417
Jazz Securities DAC 4.38%, 1/15/2029 (a)	5,381,000	5,205,472
Kedrion SpA 6.50%, 9/1/2029 (a)	3,365,000	3,208,124
Mallinckrodt CB LLC Zero Coupon, 4/15/2025 (a)	500,000	392,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 14.75%, 11/14/2028 (a)	3,669,000	4,003,760
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	1,118,000	1,062,066
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	9,712,000	9,334,786
5.13%, 4/30/2031 (a) (b)	4,574,000	4,304,454
6.75%, 5/15/2034 (a)	2,231,000	2,304,266
7.88%, 5/15/2034 (a)	4,550,000	4,820,452
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	927,000	838,601
6.63%, 4/1/2030 (a) (b)	3,238,000	3,147,304
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	842,500	832,230
Perrigo Finance Unlimited Co.:
4.38%, 3/15/2026	5,819,000	5,819,000
4.90%, 6/15/2030	3,028,000	2,949,787
4.90%, 12/15/2044	324,000	269,484
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	413,000	378,448
5.13%, 1/15/2028 (a)	591,000	585,734
		117,984,298
PIPELINES — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	1,007,000	997,675
5.75%, 3/1/2027 (a)	2,587,000	2,591,269
5.75%, 1/15/2028 (a)	2,976,000	2,979,690
6.63%, 2/1/2032 (a)	2,704,000	2,797,180
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	2,131,000	2,129,785
7.00%, 7/15/2029 (a)	1,213,000	1,261,666
7.25%, 7/15/2032 (a)	1,449,000	1,522,030
Buckeye Partners LP:
3.95%, 12/1/2026	746,000	724,209

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 12/1/2027 (b)	$1,973,000	$1,899,387
4.50%, 3/1/2028 (a)	812,000	787,599
5.60%, 10/15/2044	2,031,000	1,739,816
5.85%, 11/15/2043	2,154,500	1,929,247
6.88%, 7/1/2029 (a)	1,603,000	1,642,883
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	1,486,000	1,388,414
CQP Holdco LP/BIP-V Chinook Holdco LLC:
5.50%, 6/15/2031 (a)	3,651,000	3,578,856
7.50%, 12/15/2033 (a)	189,000	205,061
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.13%, 6/1/2028 (a)	3,371,000	3,378,854
8.63%, 3/15/2029 (a)	5,976,000	6,291,712
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	2,278,000	2,179,044
4.38%, 6/15/2031 (a)	2,697,000	2,552,171
Energy Transfer LP:
5 yr. CMT + 2.83%, 7.13%, 10/1/2054 (d)	3,301,000	3,372,071
5 yr. CMT + 4.02%, 8.00%, 5/15/2054 (b) (d)	4,597,000	4,947,935
EQM Midstream Partners LP:
4.13%, 12/1/2026	421,000	415,245
4.50%, 1/15/2029 (a)	3,558,000	3,480,649
4.75%, 1/15/2031 (a)	3,715,000	3,598,163
5.50%, 7/15/2028	2,870,000	2,911,012
6.38%, 4/1/2029 (a)	878,000	907,150
6.50%, 7/1/2027 (a)	2,793,000	2,875,868
6.50%, 7/15/2048	3,023,400	3,128,796
7.50%, 6/1/2027 (a)	3,022,000	3,112,509
7.50%, 6/1/2030 (a)	1,943,000	2,134,522
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	1,721,000	1,837,202
Genesis Energy LP/Genesis Energy Finance Corp.:
7.75%, 2/1/2028 (b)	2,194,000	2,221,425
7.88%, 5/15/2032	3,341,000	3,399,568
8.00%, 1/15/2027	2,795,000	2,856,602
8.25%, 1/15/2029	2,728,000	2,823,616
8.88%, 4/15/2030	4,971,000	5,228,349
Global Partners LP/GLP Finance Corp.:
6.88%, 1/15/2029	3,423,000	3,434,296
7.00%, 8/1/2027	1,154,000	1,161,593
8.25%, 1/15/2032 (a)	2,234,000	2,318,333
Harvest Midstream I LP:
7.50%, 9/1/2028 (a)	2,530,000	2,587,810
7.50%, 5/15/2032 (a)	126,000	132,465
Hess Midstream Operations LP:
4.25%, 2/15/2030 (a)	2,446,000	2,335,514
5.13%, 6/15/2028 (a)	1,741,000	1,723,956
Security Description	Principal Amount	Value
5.50%, 10/15/2030 (a)	$1,757,000	$1,752,098
5.63%, 2/15/2026 (a)	1,486,000	1,486,223
6.50%, 6/1/2029 (a)	1,594,000	1,647,415
Howard Midstream Energy Partners LLC:
7.38%, 7/15/2032 (a)	4,001,000	4,142,235
8.88%, 7/15/2028 (a)	644,000	683,316
ITT Holdings LLC 6.50%, 8/1/2029 (a)	5,390,000	5,113,116
Kinetik Holdings LP:
5.88%, 6/15/2030 (a) (b)	2,548,000	2,565,683
6.63%, 12/15/2028 (a)	2,119,000	2,200,942
Martin Midstream Partners LP/Martin Midstream Finance Corp. 11.50%, 2/15/2028 (a) (b)	1,701,000	1,872,563
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a) (b)	8,083,000	6,805,805
6.75%, 9/15/2025 (a) (b)	2,469,400	2,359,438
8.75%, 3/15/2029 (a) (b)	2,082,000	1,570,078
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	2,570,000	2,635,201
8.38%, 2/15/2032 (a)	6,128,000	6,315,639
Northriver Midstream Finance LP:
5.63%, 2/15/2026 (a)	3,060,000	3,053,054
6.75%, 7/15/2032 (a)	2,352,000	2,431,474
NuStar Logistics LP:
5.63%, 4/28/2027	894,000	897,862
5.75%, 10/1/2025	866,000	866,563
6.00%, 6/1/2026	1,492,000	1,501,967
6.38%, 10/1/2030 (b)	4,027,000	4,179,301
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	3,177,500	3,283,247
Rockies Express Pipeline LLC:
4.80%, 5/15/2030 (a)	1,512,000	1,424,758
4.95%, 7/15/2029 (a)	464,000	443,575
6.88%, 4/15/2040 (a)	4,050,000	3,951,990
7.50%, 7/15/2038 (a)	800,000	832,912
South Bow Canadian Infrastructure Holdings Ltd.:
5 yr. CMT + 3.67%, 7.50%, 3/1/2055 (a) (d)	2,404,000	2,527,421
5 yr. CMT + 3.95%, 7.63%, 3/1/2055 (a) (d)	2,303,000	2,388,533
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	3,049,000	3,190,169
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	4,500,000	4,357,575
6.00%, 3/1/2027 (a)	1,997,000	1,995,283
6.00%, 12/31/2030 (a)	2,759,000	2,622,705

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 9/1/2031 (a)	$2,535,000	$2,401,507
7.38%, 2/15/2029 (a)	3,025,000	3,058,396
TransMontaigne Partners LP/TLP Finance Corp. 6.13%, 2/15/2026	1,432,000	1,407,771
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	5,995,000	5,665,455
3.88%, 11/1/2033 (a)	3,619,000	3,247,763
4.13%, 8/15/2031 (a)	4,213,100	3,917,972
6.25%, 1/15/2030 (a)	3,557,000	3,728,163
Venture Global LNG, Inc.:
7.00%, 1/15/2030 (a)	6,760,000	6,937,585
8.13%, 6/1/2028 (a)	9,187,000	9,577,447
8.38%, 6/1/2031 (a)	8,367,000	8,819,487
9.50%, 2/1/2029 (a)	11,565,000	13,002,414
9.88%, 2/1/2032 (a)	10,016,000	11,130,480
		259,513,778
REAL ESTATE — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a) (b)	5,615,600	5,214,927
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a)	419,000	334,165
5.75%, 1/15/2029 (a) (b)	1,078,000	899,074
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/2028 (a)	2,649,000	2,674,112
8.88%, 9/1/2031 (a)	2,218,000	2,418,685
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 1/15/2028 (a) (h)	3,108,117	3,181,997
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	553,000	587,872
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	1,548,000	1,444,872
4.38%, 2/1/2031 (a)	2,382,000	2,184,556
5.38%, 8/1/2028 (a)	5,034,000	4,961,057
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	4,220,000	4,081,415
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	3,164,000	2,928,662
4.75%, 2/1/2030	912,000	826,856
5.00%, 3/1/2031 (b)	1,861,000	1,670,099
Newmark Group, Inc. 7.50%, 1/12/2029	1,789,000	1,932,782
		35,341,131
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	$1,982,000	$1,774,742
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a) (b)	2,530,000	2,351,761
Brandywine Operating Partnership LP:
3.95%, 11/15/2027	2,175,000	2,075,450
4.55%, 10/1/2029	295,000	277,480
8.30%, 3/15/2028 (b)	2,904,000	3,132,458
8.88%, 4/12/2029 (b)	2,827,000	3,124,994
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC:
4.50%, 4/1/2027 (a)	1,428,000	1,389,101
5.75%, 5/15/2026 (a)	3,263,000	3,246,522
CTR Partnership LP/CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	399,000	380,710
Diversified Healthcare Trust:
Zero Coupon, 1/15/2026 (a)	2,947,000	2,711,564
4.38%, 3/1/2031	3,040,000	2,506,419
4.75%, 2/15/2028	619,000	560,195
9.75%, 6/15/2025	2,652,000	2,651,549
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.75%, 12/15/2027 (a)	1,593,000	1,485,520
Hudson Pacific Properties LP:
3.25%, 1/15/2030 (b)	3,593,000	2,724,608
3.95%, 11/1/2027	1,903,000	1,721,492
4.65%, 4/1/2029 (b)	1,350,000	1,120,905
5.95%, 2/15/2028	1,335,000	1,220,791
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	1,933,000	1,864,069
Iron Mountain, Inc.:
REIT, 4.50%, 2/15/2031 (a)	1,237,000	1,174,148
4.88%, 9/15/2027 (a)	5,855,000	5,810,561
4.88%, 9/15/2029 (a)	2,440,000	2,389,248
5.00%, 7/15/2028 (a)	2,573,000	2,537,776
5.25%, 3/15/2028 (a)	5,712,000	5,689,780
5.25%, 7/15/2030 (a)	5,340,000	5,271,808
5.63%, 7/15/2032 (a) (b)	2,680,000	2,673,380
7.00%, 2/15/2029 (a)	2,194,000	2,285,490
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	2,503,000	2,440,125
4.75%, 6/15/2029 (a)	1,351,000	1,320,184
5.25%, 10/1/2025 (a)	1,523,000	1,519,573
7.00%, 7/15/2031 (a)	306,000	324,339

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031 (b)	$3,605,100	$2,635,905
4.63%, 8/1/2029 (b)	3,474,000	2,796,778
5.00%, 10/15/2027 (b)	4,406,000	3,942,357
5.25%, 8/1/2026 (b)	2,168,000	2,062,158
Necessity Retail REIT, Inc./American Finance Operating Partner LP 4.50%, 9/30/2028 (a)	2,450,000	2,301,554
Office Properties Income Trust:
4.50%, 2/1/2025	600	525
9.00%, 3/31/2029 (a)	639,000	623,645
9.00%, 9/30/2029 (a)	2,508,000	2,143,111
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	2,725,000	2,638,345
5.88%, 10/1/2028 (a)	3,165,000	3,158,607
7.00%, 2/1/2030 (a)	4,166,000	4,323,558
Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029 (a) (c)	925,000	932,085
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (a)	1,274,000	1,232,620
4.75%, 10/15/2027	1,791,000	1,767,395
6.50%, 4/1/2032 (a)	4,394,000	4,542,517
7.25%, 7/15/2028 (a)	1,154,000	1,207,788
Rithm Capital Corp.:
6.25%, 10/15/2025 (a)	2,975,000	2,973,721
8.00%, 4/1/2029 (a)	3,795,600	3,844,677
RLJ Lodging Trust LP:
3.75%, 7/1/2026 (a)	1,731,500	1,693,580
4.00%, 9/15/2029 (a)	3,000,900	2,761,518
SBA Communications Corp.:
3.13%, 2/1/2029	4,363,000	4,035,950
3.88%, 2/15/2027	6,376,000	6,212,137
Service Properties Trust:
3.95%, 1/15/2028	1,837,000	1,588,601
4.38%, 2/15/2030	2,220,000	1,682,782
4.75%, 10/1/2026	1,483,000	1,427,106
4.95%, 2/15/2027	3,283,000	3,109,001
4.95%, 10/1/2029 (b)	2,115,000	1,682,461
5.25%, 2/15/2026 (b)	2,137,000	2,099,859
5.50%, 12/15/2027	2,057,000	1,959,498
8.38%, 6/15/2029	2,923,000	2,923,000
8.63%, 11/15/2031 (a)	2,616,000	2,844,822
8.88%, 6/15/2032	3,179,000	3,032,989
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	2,369,600	2,286,877
4.38%, 1/15/2027 (a)	2,206,000	2,149,946
6.00%, 4/15/2030 (a) (c)	1,303,000	1,303,352
7.25%, 4/1/2029 (a) (b)	2,836,000	2,974,425
Security Description	Principal Amount	Value
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/2030 (a)	$2,400,000	$2,047,800
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	1,837,500	1,704,465
6.50%, 2/15/2029 (a)	3,500,000	3,037,370
10.50%, 2/15/2028 (a)	12,060,000	12,873,447
Series MAY, 10.50%, 2/15/2028 (a)	1,603,600	1,708,940
Vornado Realty LP:
2.15%, 6/1/2026	3,455,000	3,289,229
3.40%, 6/1/2031	1,399,000	1,205,127
XHR LP 4.88%, 6/1/2029 (a) (b)	2,093,400	2,006,629
		186,524,999
RETAIL — 5.8%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a) (b)	2,686,000	2,518,501
3.88%, 1/15/2028 (a)	6,213,000	5,972,246
4.00%, 10/15/2030 (a)	9,840,000	9,072,382
4.38%, 1/15/2028 (a) (b)	4,753,000	4,626,570
5.63%, 9/15/2029 (a)	2,000,000	2,028,620
6.13%, 6/15/2029 (a)	3,156,000	3,244,336
99 Cents Only Stores LLC 7.50%, 1/15/2026 (a) (f)	1,374,000	99,533
Academy Ltd. 6.00%, 11/15/2027 (a)	3,351,000	3,360,450
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	2,321,000	2,070,889
3.50%, 3/15/2032 (b)	1,854,000	1,547,311
3.90%, 4/15/2030	1,249,000	1,118,330
5.90%, 3/9/2026	405,000	408,997
5.95%, 3/9/2028 (b)	2,295,000	2,328,920
Arko Corp. 5.13%, 11/15/2029 (a) (b)	2,280,000	2,117,094
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028 (b)	2,011,000	1,958,875
4.63%, 11/15/2029 (a) (b)	2,187,000	2,086,923
4.75%, 3/1/2030	4,330,000	4,145,542
5.00%, 2/15/2032 (a) (b)	4,608,000	4,367,140
At Home Group, Inc. 4.88%, 7/15/2028 (a)	230,000	109,772
Bath & Body Works, Inc.:
5.25%, 2/1/2028 (b)	1,445,000	1,441,445
6.63%, 10/1/2030 (a)	2,611,000	2,660,296
6.69%, 1/15/2027	1,688,000	1,743,620
6.75%, 7/1/2036	2,165,000	2,233,739
6.88%, 11/1/2035	3,610,000	3,765,158
6.95%, 3/1/2033	1,334,000	1,344,365
7.50%, 6/15/2029 (b)	1,059,000	1,099,507

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	$1,924,000	$1,903,586
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a) (b)	476,000	448,587
4.50%, 11/15/2026 (a)	2,593,000	2,554,287
6.50%, 8/1/2030 (a)	1,774,000	1,837,598
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	1,980,000	1,853,062
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	2,931,000	2,833,398
Brinker International, Inc. 8.25%, 7/15/2030 (a) (b)	3,003,000	3,228,105
Carvana Co.:
4.88%, 9/1/2029 (a)	5,000	4,189
12.00%, 12/1/2028 (a)	5,409,823	5,673,335
13.00%, 6/1/2030 (a)	6,026,988	6,554,591
14.00%, 6/1/2031 (a)	7,001,818	8,247,791
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	5,499,000	5,462,487
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	1,277,000	1,350,427
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	1,613,000	1,615,258
eG Global Finance PLC 12.00%, 11/30/2028 (a)	4,897,000	5,460,890
Evergreen Acqco 1 LP/TVI, Inc. 9.75%, 4/26/2028 (a)	1,594,000	1,681,558
Ferrellgas LP/Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	1,704,000	1,699,927
5.88%, 4/1/2029 (a)	4,083,000	3,820,381
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a) (b)	3,532,200	3,371,308
6.75%, 1/15/2030 (a) (b)	5,010,000	4,660,452
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	3,582,000	3,458,994
5.63%, 1/1/2030 (a)	1,979,000	1,961,842
6.88%, 3/1/2032 (a)	3,504,000	3,610,627
Foot Locker, Inc. 4.00%, 10/1/2029 (a) (b)	1,331,000	1,157,464
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	1,872,000	1,648,277
Gap, Inc.:
3.63%, 10/1/2029 (a) (b)	3,311,000	2,994,038
3.88%, 10/1/2031 (a)	3,121,000	2,728,004
Global Auto Holdings Ltd./AAG FH U.K. Ltd.:
8.38%, 1/15/2029 (a)	3,447,000	3,334,731
8.75%, 1/15/2032 (a)	3,931,000	3,681,893
Security Description	Principal Amount	Value
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a) (b)	$1,605,000	$993,912
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a) (b)	3,787,000	3,613,707
6.38%, 1/15/2030 (a)	1,002,000	1,018,453
Guitar Center, Inc. 8.50%, 1/15/2026 (a) (b)	2,271,000	1,975,202
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	2,228,000	2,121,457
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	1,981,000	1,918,975
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	1,762,800	1,754,462
Kohl's Corp.:
4.63%, 5/1/2031	2,376,400	2,002,165
5.55%, 7/17/2045	1,574,000	1,085,242
LBM Acquisition LLC 6.25%, 1/15/2029 (a) (b)	4,769,000	4,512,380
LCM Investments Holdings II LLC:
4.88%, 5/1/2029 (a)	4,021,000	3,862,934
8.25%, 8/1/2031 (a)	2,755,000	2,925,094
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a) (b)	2,810,000	2,623,275
4.38%, 1/15/2031 (a) (b)	817,000	761,125
4.63%, 12/15/2027 (a)	2,825,000	2,761,014
Macy's Retail Holdings LLC:
4.30%, 2/15/2043	1,876,000	1,305,809
4.50%, 12/15/2034 (b)	102,000	85,510
5.13%, 1/15/2042	1,370,000	1,054,982
5.88%, 4/1/2029 (a) (b)	1,183,000	1,169,171
5.88%, 3/15/2030 (a) (b)	1,665,000	1,631,700
6.13%, 3/15/2032 (a) (b)	2,256,000	2,187,598
Marks & Spencer PLC 7.13%, 12/1/2037 (a)	277,000	304,359
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a) (b)	3,357,000	2,463,333
7.88%, 5/1/2029 (a)	5,271,000	3,098,136
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	2,349,000	2,116,496
4.75%, 9/15/2029	412,000	400,435
5.63%, 5/1/2027	597,000	595,710
NMG Holding Co., Inc./Neiman Marcus Group LLC 8.50%, 10/1/2028 (a)	5,076,000	5,162,495
Nordstrom, Inc.:
4.00%, 3/15/2027	183,000	176,390
4.25%, 8/1/2031	1,757,000	1,550,763
4.38%, 4/1/2030	957,100	878,369
5.00%, 1/15/2044	3,751,000	2,902,299
6.95%, 3/15/2028 (b)	2,188,000	2,275,432
Papa John's International, Inc. 3.88%, 9/15/2029 (a) (b)	1,931,000	1,787,256

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a) (b)	$804,000	$686,857
6.75%, 8/1/2029 (a) (b)	843,000	727,610
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a) (b)	1,072,000	1,019,022
7.50%, 10/15/2027 (a)	829,000	831,810
Penske Automotive Group, Inc. 3.75%, 6/15/2029	1,334,000	1,244,996
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	3,432,700	3,290,827
7.75%, 2/15/2029 (a)	5,588,000	5,512,171
QVC, Inc.:
5.45%, 8/15/2034	2,325,000	1,506,019
5.95%, 3/15/2043	1,058,500	642,478
6.88%, 4/15/2029 (a) (b)	4,721,700	3,918,539
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	2,946,000	3,190,842
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/2032 (b)	2,336,000	2,400,614
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a) (b)	985,000	989,501
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a) (b)	3,049,000	2,864,139
4.88%, 11/15/2031 (a) (b)	2,067,000	1,909,205
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	4,280,000	4,264,678
Staples, Inc.:
10.75%, 9/1/2029 (a)	9,323,000	9,049,556
12.75%, 1/15/2030 (a)	3,735,734	3,067,150
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	2,597,000	2,420,534
5.88%, 3/1/2027	1,672,000	1,672,201
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	3,705,000	3,509,969
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a)	1,941,000	2,038,089
Walgreen Co. 4.40%, 9/15/2042	760,000	514,581
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	3,744,000	3,034,362
3.45%, 6/1/2026	6,629,000	6,378,623
4.10%, 4/15/2050 (b)	1,562,000	1,026,812
4.50%, 11/18/2034 (b)	478,000	371,234
4.65%, 6/1/2046	1,573,000	1,063,820
4.80%, 11/18/2044 (b)	2,680,000	2,007,668
8.13%, 8/15/2029 (b)	4,625,000	4,616,906
Security Description	Principal Amount	Value
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	$671,000	$677,562
White Cap Parent LLC 8.25%, 3/15/2026 (a)	2,468,000	2,470,197
Yum! Brands, Inc.:
3.63%, 3/15/2031	6,366,000	5,890,587
4.63%, 1/31/2032	3,930,000	3,764,979
4.75%, 1/15/2030 (a)	2,605,000	2,573,401
5.35%, 11/1/2043	1,564,000	1,541,197
5.38%, 4/1/2032	927,000	924,886
6.88%, 11/15/2037	758,000	858,155
		315,855,065
SEMICONDUCTORS — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	357,000	359,731
ams-OSRAM AG 12.25%, 3/30/2029 (a)	864,000	916,911
Entegris, Inc.:
3.63%, 5/1/2029 (a)	3,655,000	3,417,060
4.38%, 4/15/2028 (a)	4,975,000	4,802,716
4.75%, 4/15/2029 (a)	5,225,000	5,149,028
5.95%, 6/15/2030 (a)	135,000	137,591
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	3,319,000	3,164,766
Synaptics, Inc. 4.00%, 6/15/2029 (a) (b)	218,000	206,607
		18,154,410
SOFTWARE — 2.7%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	1,211,000	1,209,414
Alteryx, Inc. 8.75%, 3/15/2028 (a)	2,651,000	2,712,265
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a) (b)	10,435,000	10,031,478
Camelot Finance SA 4.50%, 11/1/2026 (a)	2,276,000	2,242,588
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	2,540,000	2,694,432
Castle U.S. Holding Corp. 9.50%, 2/15/2028 (a)	388,000	177,060
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	1,697,000	1,765,610
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/2029 (a)	6,208,000	6,347,866
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	3,877,000	3,716,260
4.88%, 7/1/2029 (a) (b)	2,897,000	2,787,986
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	17,329,500	17,247,358
8.25%, 6/30/2032 (a)	11,407,000	11,923,851
9.00%, 9/30/2029 (a)	13,554,800	13,795,669

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a) (b)	$1,695,000	$1,694,305
Dye & Durham Ltd. 8.63%, 4/15/2029 (a) (b)	3,137,000	3,318,350
Elastic NV 4.13%, 7/15/2029 (a)	844,000	788,946
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	2,061,000	1,993,461
5.25%, 5/15/2026 (a) (b)	1,695,000	1,694,729
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL:
4.63%, 5/1/2028 (a) (b)	2,734,000	2,521,513
8.75%, 5/1/2029 (a)	1,402,000	1,432,634
Open Text Corp.:
3.88%, 2/15/2028 (a)	4,354,000	4,156,633
3.88%, 12/1/2029 (a)	4,034,000	3,752,265
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	5,138,000	4,823,811
4.13%, 12/1/2031 (a) (b)	2,164,000	1,988,435
PTC, Inc. 4.00%, 2/15/2028 (a)	1,430,000	1,387,901
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	671,800	336,122
RingCentral, Inc. 8.50%, 8/15/2030 (a)	2,742,000	2,931,335
ROBLOX Corp. 3.88%, 5/1/2030 (a)	3,588,000	3,341,038
Rocket Software, Inc.:
6.50%, 2/15/2029 (a)	2,299,000	2,186,901
9.00%, 11/28/2028 (a)	4,660,000	4,862,384
SS&C Technologies, Inc.:
5.50%, 9/30/2027 (a)	4,912,000	4,912,589
6.50%, 6/1/2032 (a)	2,151,000	2,223,403
Twilio, Inc.:
3.63%, 3/15/2029	3,076,000	2,861,634
3.88%, 3/15/2031	201,200	185,927
UKG, Inc. 6.88%, 2/1/2031 (a)	10,695,000	11,055,421
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.50%, 9/1/2025 (a)	6,768,000	6,348,925
West Technology Group LLC 8.50%, 4/10/2027 (a)	2,415,000	2,064,656
		149,515,155
TELECOMMUNICATIONS — 4.8%
Altice France Holding SA:
6.00%, 2/15/2028 (a)	3,644,000	1,142,066
10.50%, 5/15/2027 (a)	7,620,000	2,662,123
Altice France SA:
5.13%, 1/15/2029 (a) (b)	2,508,000	1,758,810
5.13%, 7/15/2029 (a)	11,630,000	8,152,397
5.50%, 1/15/2028 (a) (b)	4,930,000	3,593,921
5.50%, 10/15/2029 (a)	7,234,000	5,068,430
8.13%, 2/1/2027 (a)	7,580,000	6,153,823
Security Description	Principal Amount	Value
British Telecommunications PLC:
5 yr. CMT + 2.99%, 4.25%, 11/23/2081 (a) (d)	$1,818,000	$1,760,479
5 yr. CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (d)	1,579,000	1,456,770
C&W Senior Finance Ltd. 6.88%, 9/15/2027 (a)	584,000	579,287
Ciena Corp. 4.00%, 1/31/2030 (a)	1,061,000	1,003,473
CommScope LLC:
4.75%, 9/1/2029 (a)	5,256,000	4,218,255
6.00%, 3/1/2026 (a)	5,577,000	5,416,494
7.13%, 7/1/2028 (a)	1,890,000	1,566,262
8.25%, 3/1/2027 (a)	2,769,000	2,490,383
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	1,515,000	1,269,782
6.00%, 6/15/2025 (a)	4,254,000	4,120,850
Connect Finco SARL/Connect U.S. Finco LLC:
6.75%, 10/1/2026 (a)	7,833,000	7,833,000
9.00%, 9/15/2029 (a) (b)	7,937,000	7,672,777
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a) (b)	2,092,000	1,922,694
6.50%, 10/1/2028 (a)	3,663,000	3,464,392
Embarq Corp. 8.00%, 6/1/2036	4,272,000	1,901,766
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	3,963,000	3,928,680
5.88%, 10/15/2027 (a)	5,108,000	5,128,483
5.88%, 11/1/2029 (b)	2,546,300	2,528,985
6.00%, 1/15/2030 (a)	4,870,000	4,860,698
6.75%, 5/1/2029 (a)	3,947,000	3,975,655
8.63%, 3/15/2031 (a)	3,844,000	4,147,061
8.75%, 5/15/2030 (a)	4,265,000	4,534,207
Frontier Florida LLC Series E, 6.86%, 2/1/2028	534,000	557,939
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	1,227,669	504,331
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	1,251,000	1,163,305
6.63%, 8/1/2026 (b)	3,712,000	3,233,004
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	2,943,000	2,973,490
7.00%, 10/15/2028 (a)	3,789,000	3,856,672
8.50%, 4/15/2031 (a)	4,766,000	5,128,740
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	11,248,000	10,808,091
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	1,759,000	1,229,154
3.75%, 7/15/2029 (a)	2,647,000	1,810,310
4.25%, 7/1/2028 (a)	3,849,000	3,088,245

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.63%, 9/15/2027 (a)	$640,000	$567,232
4.88%, 6/15/2029 (a)	3,010,000	2,542,246
10.00%, 10/15/2032 (a)	3,708,320	3,538,442
10.50%, 4/15/2029 (a)	3,950,956	4,323,255
10.50%, 5/15/2030 (a)	3,430,000	3,717,297
10.75%, 12/15/2030 (a)	100,000	109,844
11.00%, 11/15/2029 (a)	4,726,000	5,239,055
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	650	565
4.50%, 1/15/2029 (a)	200	137
Series P, 7.60%, 9/15/2039 (b)	1,448,000	994,979
Series U, 7.65%, 3/15/2042 (b)	1,567,000	1,043,841
10.00%, 10/15/2032 (a)	3,210,075	3,109,503
Millicom International Cellular SA:
4.50%, 4/27/2031 (a)	2,774,000	2,500,539
5.13%, 1/15/2028 (a)	2,837,700	2,761,536
6.25%, 3/25/2029 (a)	1,637,100	1,630,945
COR, 7.38%, 4/2/2032 (a) (b)	2,878,600	2,945,873
Optics Bidco SpA:
Series 2034, 6.00%, 9/30/2034 (a)	963,000	979,689
Series 2033, 6.38%, 11/15/2033 (a) (b)	1,635,000	1,705,861
Series 2036, 7.20%, 7/18/2036 (a)	2,628,000	2,824,364
Series 2038, 7.72%, 6/4/2038 (a)	2,466,000	2,721,527
RCN Corp. Zero Coupon, 4/15/2023 (g)	3,000	—
Rogers Communications, Inc. 5 yr. CMT + 3.59%, 5.25%, 3/15/2082 (a) (b) (d)	4,098,000	4,015,138
Telecom Italia Capital SA:
6.00%, 9/30/2034	1,302,000	1,297,547
6.38%, 11/15/2033	829,000	851,234
7.20%, 7/18/2036	4,156,000	4,343,560
7.72%, 6/4/2038	2,164,000	2,307,906
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	1,562,000	722,487
5.63%, 12/6/2026 (a)	1,866,200	889,151
6.50%, 10/15/2027 (a)	1,310,000	434,553
U.S. Cellular Corp. 6.70%, 12/15/2033	898,000	999,618
Viasat, Inc.:
5.63%, 9/15/2025 (a)	1,044,000	1,027,818
5.63%, 4/15/2027 (a)	3,997,700	3,776,028
6.50%, 7/15/2028 (a) (b)	1,388,000	1,086,235
7.50%, 5/30/2031 (a) (b)	3,434,000	2,364,240
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	3,005,000	2,726,076
Security Description	Principal Amount	Value
Vmed O2 U.K. Financing I PLC:
4.25%, 1/31/2031 (a)	$4,778,300	$4,238,018
4.75%, 7/15/2031 (a)	6,849,000	6,097,391
7.75%, 4/15/2032 (a)	2,454,000	2,518,221
Vodafone Group PLC:
5 yr. CMT + 2.45%, 3.25%, 6/4/2081 (d)	1,884,000	1,820,264
5 yr. CMT + 2.77%, 4.13%, 6/4/2081 (d)	4,106,700	3,721,040
5 yr. CMT + 3.07%, 5.13%, 6/4/2081 (d)	4,159,000	3,434,461
5 yr. USD Swap + 4.87%, 7.00%, 4/4/2079 (d)	8,278,000	8,728,158
Windstream Escrow LLC/Windstream Escrow Finance Corp.:
7.75%, 8/15/2028 (a)	3,841,000	3,842,690
8.25%, 10/1/2031 (a) (c)	2,254,000	2,295,676
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a) (b)	8,570,000	7,650,353
6.13%, 3/1/2028 (a)	3,458,000	2,870,209
Zegona Finance PLC 8.63%, 7/15/2029 (a)	4,893,000	5,218,684
		261,198,770
TRANSPORTATION — 0.4%
Brightline East LLC 11.00%, 1/31/2030 (a)	6,508,600	5,533,937
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a) (b)	1,381,000	1,324,158
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	602,000	558,819
Danaos Corp. 8.50%, 3/1/2028 (a)	1,467,000	1,510,893
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	1,050,000	985,372
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,049,000	1,079,494
GN Bondco LLC 9.50%, 10/15/2031 (a) (b)	2,732,000	2,873,818
Rand Parent LLC 8.50%, 2/15/2030 (a) (b)	1,649,000	1,679,886
RXO, Inc. 7.50%, 11/15/2027 (a)	2,206,000	2,275,732
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	2,083,000	2,171,694
XPO CNW, Inc. 6.70%, 5/1/2034	903,000	959,492
XPO, Inc.:
7.13%, 6/1/2031 (a) (b)	547,000	573,278
7.13%, 2/1/2032 (a)	2,655,000	2,790,617
		24,317,190

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.3%
AerCap Global Aviation Trust 3 mo. USD Term SOFR + 4.56%, 6.50%, 6/15/2045 (a) (d)	$4,678,000	$4,675,287
Fortress Transportation & Infrastructure Investors LLC:
5.50%, 5/1/2028 (a)	3,834,000	3,818,932
5.88%, 4/15/2033	2,200,000	2,189,000
7.00%, 5/1/2031 (a)	2,900,000	3,048,915
7.00%, 6/15/2032 (a) (b)	2,760,000	2,896,924
7.88%, 12/1/2030 (a)	898,833	968,690
		17,597,748
TOTAL CORPORATE BONDS & NOTES (Cost $5,312,278,863)		5,408,515,789
	Shares
COMMON STOCKS — 0.0% (e)
CHEMICALS — 0.0% (e)
Venator Materials PLC (b) (i)	9	4,725
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Tapstone Energy Holdings III LLC (g) (i)	158	—
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Baytex Energy Corp.	2,052	6,094
PHARMACEUTICALS — 0.0% (e)
Mallinckrodt PLC (i)	4,948	194,747
TOTAL COMMON STOCKS (Cost $359,444)		205,566
PREFERRED STOCKS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Tapstone Energy LLC/Tapstone Energy Finance Corp. (g) (i) (Cost $854)	324	—
	Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Tapstone Energy Holdings III LLC Term Loan, 1 mo. USD SOFR + 4.00%, 9.36%, 4/17/2024 (d)	$121	121
IT SERVICES — 0.1%
Vericast Corp. 2024 Extended Term Loan, 3 mo. USD Term SOFR + 7.75%, 12.35%, 6/16/2026 (d)	4,006,647	3,936,531
Security Description	Principal Amount	Value
MEDICAL-DRUGS — 0.0% (e)
Mallinckrodt International Finance SA 2023 Second Out Term Loan, 1 mo. USD Term SOFR + 9.50%, 14.42%, 11/14/2028 (d)	$382,769	$413,751
TOTAL SENIOR FLOATING RATE LOANS (Cost $4,503,680)		4,350,403
	Shares
SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (j) (k)	3,805,245	3,805,245
State Street Navigator Securities Lending Portfolio II (l) (m)	461,659,023	461,659,023
TOTAL SHORT-TERM INVESTMENTS (Cost $465,464,268)		465,464,268
TOTAL INVESTMENTS — 107.2% (Cost $5,782,607,109)		5,878,536,026
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(397,222,952)
NET ASSETS — 100.0%		$5,481,313,074
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 82.6% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	When-issued security.
(d)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Amount is less than 0.05% of net assets.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2024, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(h)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(i)	Non-income producing security.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at September 30, 2024.
(l)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,408,515,789	$0(a)	$5,408,515,789
Common Stocks	10,819	194,747	0(a)	205,566
Preferred Stocks	—	—	0(a)	0
Senior Floating Rate Loans	—	4,350,403	—	4,350,403
Short-Term Investments	465,464,268	—	—	465,464,268
TOTAL INVESTMENTS	$465,475,087	$5,413,060,939	$0	$5,878,536,026
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2024.

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	17,880,851	$17,886,215	$148,537,684	$166,423,899	$562	$(562)	—	$—	$230,500
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	47,752,884	43,947,639	—	—	3,805,245	3,805,245	13,302
State Street Navigator Securities Lending Portfolio II	324,808,968	324,808,968	383,550,778	246,700,723	—	—	461,659,023	461,659,023	1,031,554
Total		$342,695,183	$579,841,346	$457,072,261	$562	$(562)		$465,464,268	$1,275,356
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031 (a)	$1,576,000	$1,378,622
4.65%, 10/1/2028 (a)	310,000	313,332
4.75%, 3/30/2030	1,588,000	1,613,233
5.38%, 6/15/2033	1,872,000	1,913,315
Omnicom Group, Inc.:
2.45%, 4/30/2030	1,941,000	1,748,220
2.60%, 8/1/2031 (a)	2,047,000	1,813,929
4.20%, 6/1/2030 (a)	1,834,000	1,820,373
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	2,130,000	2,106,634
		12,707,658
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
2.20%, 2/4/2026	8,496,000	8,186,066
2.25%, 6/15/2026	1,906,000	1,819,220
2.60%, 10/30/2025	1,953,000	1,899,097
2.70%, 2/1/2027	1,420,000	1,346,359
2.75%, 2/1/2026	2,340,000	2,271,953
2.80%, 3/1/2027	1,636,000	1,551,239
2.95%, 2/1/2030	1,731,000	1,547,704
3.10%, 5/1/2026	1,888,000	1,828,641
3.20%, 3/1/2029 (a)	1,779,821	1,647,349
3.25%, 2/1/2028	1,569,000	1,487,004
3.25%, 3/1/2028	1,961,000	1,848,007
3.45%, 11/1/2028	1,779,000	1,671,726
3.60%, 5/1/2034 (a)	3,984,000	3,400,742
3.63%, 2/1/2031	2,463,000	2,255,911
5.04%, 5/1/2027	3,640,000	3,651,102
5.15%, 5/1/2030	7,777,000	7,794,343
6.13%, 2/15/2033	1,684,000	1,763,990
6.26%, 5/1/2027 (b)	1,733,000	1,790,362
6.30%, 5/1/2029 (a) (b)	2,431,000	2,557,144
6.39%, 5/1/2031 (b)	2,412,000	2,564,680
6.53%, 5/1/2034 (b)	5,172,000	5,548,832
Collins Aerospace 3.50%, 3/15/2027	50,142	48,644
General Dynamics Corp.:
1.15%, 6/1/2026	1,953,000	1,867,537
2.13%, 8/15/2026 (a)	1,568,000	1,517,981
2.25%, 6/1/2031 (a)	1,676,000	1,489,143
2.63%, 11/15/2027	1,176,000	1,132,041
3.50%, 4/1/2027	1,569,000	1,553,577
3.63%, 4/1/2030 (a)	1,728,000	1,688,964
3.75%, 5/15/2028	95,000	94,278
HEICO Corp. 5.35%, 8/1/2033	3,303,000	3,432,544
Hexcel Corp. 4.20%, 2/15/2027	1,948,000	1,911,689
Howmet Aerospace, Inc.:
3.00%, 1/15/2029 (a)	1,476,000	1,401,152
Security Description	Principal Amount	Value
4.85%, 10/15/2031	$500,000	$511,005
6.75%, 1/15/2028	1,871,000	1,997,723
L3 Technologies, Inc. 4.40%, 6/15/2028	24,000	23,525
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	1,649,000	1,404,420
2.90%, 12/15/2029 (a)	1,893,000	1,764,106
3.85%, 12/15/2026 (a)	1,899,000	1,886,410
4.40%, 6/15/2028	2,878,000	2,889,378
5.05%, 6/1/2029	1,736,000	1,788,080
5.25%, 6/1/2031	1,817,000	1,891,024
5.40%, 1/15/2027	2,047,000	2,101,860
5.40%, 7/31/2033	2,343,000	2,445,951
Lockheed Martin Corp.:
1.85%, 6/15/2030	1,316,000	1,165,094
3.55%, 1/15/2026	1,352,000	1,342,712
3.90%, 6/15/2032 (a)	3,011,000	2,949,636
4.45%, 5/15/2028 (a)	1,270,000	1,289,571
4.50%, 2/15/2029	1,679,000	1,709,574
4.75%, 2/15/2034 (a)	1,629,000	1,669,986
4.95%, 10/15/2025	1,357,000	1,366,662
5.25%, 1/15/2033	1,421,000	1,511,958
Northrop Grumman Corp.:
3.20%, 2/1/2027	1,469,000	1,439,517
3.25%, 1/15/2028	5,099,000	4,955,208
4.60%, 2/1/2029	1,822,000	1,848,710
4.70%, 3/15/2033	1,925,000	1,952,893
4.90%, 6/1/2034 (a)	1,856,000	1,897,185
7.75%, 2/15/2031	438,000	513,441
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,347
RTX Corp.:
1.90%, 9/1/2031 (a)	1,850,000	1,572,796
2.25%, 7/1/2030	2,189,000	1,965,153
2.38%, 3/15/2032	1,449,000	1,257,370
2.65%, 11/1/2026	1,473,000	1,430,195
3.13%, 5/4/2027	1,891,000	1,845,049
3.50%, 3/15/2027	1,763,000	1,736,625
4.13%, 11/16/2028	5,205,000	5,189,125
5.00%, 2/27/2026 (a)	1,551,000	1,567,053
5.15%, 2/27/2033	1,746,000	1,814,251
5.75%, 11/8/2026	2,365,000	2,439,048
5.75%, 1/15/2029	1,753,000	1,855,673
6.00%, 3/15/2031	1,578,000	1,717,022
6.10%, 3/15/2034	2,513,000	2,773,246
7.50%, 9/15/2029	1,765,000	2,013,265
		148,062,868
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.45%, 2/4/2032	3,627,000	3,093,904
2.63%, 9/16/2026	1,351,000	1,310,038
3.40%, 5/6/2030	1,397,000	1,319,145
4.40%, 2/14/2026	1,929,000	1,927,495
4.80%, 2/14/2029	3,192,000	3,230,623

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.20%, 11/1/2028	$1,933,000	$2,058,684
6.88%, 11/1/2033	1,525,000	1,722,320
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	1,989,000	1,934,859
2.90%, 3/1/2032 (a)	1,807,000	1,636,130
3.25%, 3/27/2030	1,782,000	1,699,939
4.50%, 8/15/2033	310,000	311,395
5.94%, 10/1/2032	1,334,000	1,469,241
BAT Capital Corp.:
2.26%, 3/25/2028	2,532,000	2,354,583
2.73%, 3/25/2031	1,358,000	1,212,558
3.22%, 9/6/2026	1,993,000	1,950,649
3.46%, 9/6/2029	1,822,000	1,735,929
3.56%, 8/15/2027	2,786,000	2,729,026
4.70%, 4/2/2027	1,868,000	1,884,121
4.74%, 3/16/2032 (a)	1,832,000	1,832,440
4.91%, 4/2/2030	1,611,000	1,634,472
5.83%, 2/20/2031 (a)	1,943,000	2,059,988
6.00%, 2/20/2034	1,533,000	1,637,919
6.34%, 8/2/2030	2,151,000	2,328,823
6.42%, 8/2/2033	1,931,000	2,119,253
7.75%, 10/19/2032 (a)	1,742,000	2,059,218
BAT International Finance PLC:
1.67%, 3/25/2026	4,185,000	4,020,822
4.45%, 3/16/2028	1,631,000	1,631,555
5.93%, 2/2/2029 (a)	1,923,000	2,030,534
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (a)	1,840,000	1,659,165
3.25%, 8/15/2026 (a)	1,440,000	1,417,392
3.75%, 9/25/2027	1,006,000	994,773
4.10%, 1/7/2028 (a)	1,400,000	1,398,810
4.20%, 9/17/2029 (a)	1,400,000	1,395,982
4.65%, 9/17/2034 (a)	900,000	898,065
Philip Morris International, Inc.:
0.88%, 5/1/2026	1,737,000	1,651,262
1.75%, 11/1/2030	1,568,000	1,351,036
2.10%, 5/1/2030	2,309,000	2,061,060
2.75%, 2/25/2026	1,470,000	1,441,555
3.13%, 8/17/2027	1,956,000	1,914,415
3.13%, 3/2/2028	1,874,000	1,810,752
3.38%, 8/15/2029	2,024,000	1,948,404
4.75%, 2/12/2027	1,877,000	1,906,431
4.88%, 2/13/2026	3,523,000	3,558,441
4.88%, 2/15/2028	2,139,000	2,185,523
4.88%, 2/13/2029	1,775,000	1,819,730
5.00%, 11/17/2025	1,894,000	1,908,319
5.13%, 11/17/2027	1,353,000	1,393,035
5.13%, 2/15/2030	3,345,000	3,469,033
5.13%, 2/13/2031 (a)	1,892,000	1,964,615
5.25%, 9/7/2028	1,917,000	1,986,070
5.25%, 2/13/2034	3,809,000	3,955,608
5.38%, 2/15/2033 (a)	3,044,000	3,182,624
5.50%, 9/7/2030	1,611,000	1,705,437
5.63%, 11/17/2029	2,077,000	2,204,195
5.63%, 9/7/2033	1,636,000	1,741,767
Security Description	Principal Amount	Value
5.75%, 11/17/2032	$2,671,000	$2,868,761
		110,727,923
AIRLINES — 0.4%
American Airlines Pass-Through Trust:
Series 2021-1, Class A, 2.88%, 1/11/2036	645,000	562,008
Series 2016-3, Class AA, 3.00%, 4/15/2030	762,201	717,330
Series 2019-1, Class AA, 3.15%, 8/15/2033	1,481,475	1,378,157
Series 2016-2, Class AA, 3.20%, 12/15/2029	936,272	887,614
Series 2017-2, Class AA, 3.35%, 4/15/2031	856,238	807,826
Series 2015-1, Class A, 3.38%, 11/1/2028	1,028,912	978,413
Series 2016-1, Class AA, 3.58%, 7/15/2029	376,601	363,390
Series 2015-2, Class AA, 3.60%, 3/22/2029	1,149,231	1,111,352
Series 2017-1, Class AA, 3.65%, 8/15/2030	1,076,932	1,025,240
Series 2014-1, Class A, 3.70%, 4/1/2028	730,915	705,391
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 12/10/2029	1,746,852	1,632,503
Delta Air Lines, Inc.:
3.75%, 10/28/2029	1,035,000	976,336
4.38%, 4/19/2028 (a)	1,000,000	989,780
7.38%, 1/15/2026	1,887,000	1,941,308
JetBlue Pass-Through Trust:
Series 2019-1, Class AA, 2.75%, 11/15/2033	1,397,568	1,244,786
Series 2020-1, Class A, 4.00%, 5/15/2034	1,157,227	1,103,405
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	2,127,000	1,925,807
3.00%, 11/15/2026	1,261,000	1,224,494
3.45%, 11/16/2027 (a)	600,000	580,878
5.13%, 6/15/2027	2,809,000	2,857,259
Spirit Airlines Pass-Through Trust Series 2015-1A, Class A, 4.10%, 10/1/2029	243,130	226,524
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	1,343,610	1,200,556
Series 2016-2, Class AA, 2.88%, 4/7/2030	1,250,910	1,169,163
Series 2016-1, Class AA, 3.10%, 1/7/2030	1,111,185	1,053,015

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-1, Class AA, 3.50%, 9/1/2031	$1,555,573	$1,468,819
Series 2014-2, Class A, 3.75%, 3/3/2028	1,824,252	1,783,479
Series 2014-1, Class A, 4.00%, 10/11/2027	912,040	895,258
Series 2019-1, Class AA, 4.15%, 2/25/2033	1,242,974	1,194,498
Series 2020-1, Class A, 5.88%, 4/15/2029	2,868,300	2,929,022
		34,933,611
APPAREL — 0.3%
NIKE, Inc.:
2.38%, 11/1/2026	2,816,000	2,731,661
2.75%, 3/27/2027 (a)	1,099,000	1,070,932
2.85%, 3/27/2030 (a)	2,578,000	2,427,677
Ralph Lauren Corp. 2.95%, 6/15/2030 (a)	6,283,000	5,872,280
Tapestry, Inc.:
3.05%, 3/15/2032 (a)	1,623,000	1,387,860
4.13%, 7/15/2027 (a)	1,336,000	1,314,290
7.00%, 11/27/2026 (a)	1,505,000	1,558,367
7.05%, 11/27/2025	1,944,000	1,983,696
7.35%, 11/27/2028 (a)	1,807,000	1,898,886
7.70%, 11/27/2030	2,425,000	2,611,919
7.85%, 11/27/2033 (a)	2,096,000	2,268,144
		25,125,712
AUTO MANUFACTURERS — 3.0%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	1,977,000	1,876,173
Series MTN, 1.80%, 1/13/2031 (a)	1,955,000	1,676,960
Series MTN, 2.25%, 1/12/2029	1,853,000	1,713,098
Series GMTN, 2.30%, 9/9/2026 (a)	1,784,000	1,727,376
Series MTN, 2.35%, 1/8/2027	1,766,000	1,699,033
Series GMTN, 3.50%, 2/15/2028 (a)	1,665,000	1,632,266
Series GMTN, 4.40%, 10/5/2026	1,400,000	1,409,254
Series GMTN, 4.40%, 9/5/2029	1,600,000	1,606,576
4.60%, 4/17/2030 (a)	1,559,000	1,580,436
4.70%, 1/12/2028	1,677,000	1,707,370
4.90%, 3/12/2027 (a)	1,395,000	1,422,342
4.90%, 3/13/2029	1,854,000	1,901,333
Series GMTN, 4.90%, 7/9/2027 (a)	1,745,000	1,782,762
Series GMTN, 4.90%, 1/10/2034 (a)	1,827,000	1,858,388
Security Description	Principal Amount	Value
Series GMTN, 4.95%, 1/9/2026	$1,193,000	$1,203,964
Series GMTN, 5.05%, 7/10/2031	1,615,000	1,662,804
Series GMTN, 5.13%, 7/7/2028 (a)	1,924,000	1,987,454
Series GMTN, 5.25%, 7/7/2026	4,000	4,078
5.65%, 11/15/2028	1,923,000	2,031,976
Series GMTN, 5.80%, 10/3/2025	410,000	416,170
Series GMTN, 5.85%, 10/4/2030 (a)	1,680,000	1,810,620
Cummins, Inc.:
1.50%, 9/1/2030 (a)	1,584,000	1,371,760
4.90%, 2/20/2029	1,540,000	1,591,313
5.15%, 2/20/2034 (a)	1,020,000	1,072,561
Ford Motor Co.:
3.25%, 2/12/2032	5,325,000	4,536,580
4.35%, 12/8/2026	2,755,000	2,730,563
6.10%, 8/19/2032 (a)	2,345,000	2,401,655
6.63%, 10/1/2028	899,000	951,115
7.45%, 7/16/2031	1,781,000	1,964,870
9.63%, 4/22/2030	900,000	1,065,906
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	3,637,000	3,495,521
2.90%, 2/16/2028	1,922,000	1,782,943
2.90%, 2/10/2029	1,557,000	1,413,818
3.38%, 11/13/2025	3,949,000	3,872,942
3.63%, 6/17/2031	1,563,000	1,386,162
3.82%, 11/2/2027	1,952,000	1,880,928
4.00%, 11/13/2030	2,902,000	2,678,343
4.13%, 8/17/2027	2,200,000	2,142,734
4.27%, 1/9/2027	1,471,000	1,445,405
Series GMTN, 4.39%, 1/8/2026	2,161,000	2,142,956
4.54%, 8/1/2026	2,051,000	2,032,890
4.95%, 5/28/2027	1,586,000	1,581,480
5.11%, 5/3/2029	2,579,000	2,553,210
5.13%, 11/5/2026	1,130,000	1,135,017
5.30%, 9/6/2029	2,000,000	1,989,380
5.80%, 3/5/2027	2,770,000	2,819,029
5.80%, 3/8/2029	1,943,000	1,976,322
5.85%, 5/17/2027	2,571,000	2,618,178
6.05%, 3/5/2031	1,628,000	1,670,637
6.13%, 3/8/2034	3,226,000	3,265,551
6.80%, 5/12/2028	4,350,000	4,558,582
6.80%, 11/7/2028	3,688,000	3,894,159
6.95%, 3/6/2026	1,545,000	1,582,497
6.95%, 6/10/2026	2,708,000	2,787,426
7.12%, 11/7/2033	2,280,000	2,461,670
7.20%, 6/10/2030	2,272,000	2,447,785
7.35%, 11/4/2027	2,728,000	2,896,018
7.35%, 3/6/2030	2,094,000	2,265,792
General Motors Co.:
4.20%, 10/1/2027 (a)	2,260,000	2,239,728

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2028	$1,691,000	$1,711,529
5.40%, 10/15/2029	1,749,000	1,791,361
5.60%, 10/15/2032	2,179,000	2,251,822
6.13%, 10/1/2025	3,098,000	3,127,772
6.80%, 10/1/2027	1,939,000	2,052,703
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	2,470,000	2,370,261
1.50%, 6/10/2026	1,912,000	1,819,325
2.35%, 2/26/2027	952,000	905,990
2.35%, 1/8/2031	1,666,000	1,423,780
2.40%, 4/10/2028	1,619,000	1,500,732
2.40%, 10/15/2028	1,660,000	1,517,970
2.70%, 8/20/2027	1,752,000	1,667,799
2.70%, 6/10/2031	1,331,000	1,146,603
3.10%, 1/12/2032 (a)	1,976,000	1,726,629
3.60%, 6/21/2030	1,496,000	1,395,648
3.85%, 1/5/2028	1,360,000	1,329,618
4.00%, 10/6/2026	3,731,000	3,700,294
4.30%, 4/6/2029 (a)	1,641,000	1,606,129
4.35%, 1/17/2027	2,057,000	2,051,035
4.90%, 10/6/2029	2,500,000	2,501,375
5.00%, 4/9/2027	5,817,000	5,879,591
5.25%, 3/1/2026	1,851,000	1,863,957
5.35%, 7/15/2027	1,175,000	1,201,590
5.40%, 4/6/2026	2,304,000	2,332,915
5.40%, 5/8/2027	1,899,000	1,940,303
5.45%, 9/6/2034 (a)	1,770,000	1,764,761
5.55%, 7/15/2029	4,197,000	4,325,932
5.60%, 6/18/2031	1,455,000	1,492,059
5.65%, 1/17/2029 (a)	1,473,000	1,521,418
5.75%, 2/8/2031	1,690,000	1,747,375
5.80%, 6/23/2028 (a)	2,161,000	2,242,772
5.80%, 1/7/2029	2,521,000	2,619,445
5.85%, 4/6/2030 (a)	1,776,000	1,850,397
5.95%, 4/4/2034 (a)	2,161,000	2,230,908
6.00%, 1/9/2028 (a)	1,440,000	1,500,134
6.05%, 10/10/2025	2,118,000	2,144,475
6.10%, 1/7/2034	3,385,000	3,521,246
6.40%, 1/9/2033	1,958,000	2,090,243
Honda Motor Co. Ltd.:
2.53%, 3/10/2027	1,847,000	1,783,870
2.97%, 3/10/2032 (a)	102,000	92,981
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	1,963,000	2,378,881
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026 (a)	633,000	604,775
4.00%, 9/26/2029	1,000,000	997,440
4.45%, 8/6/2027	1,320,000	1,340,407
Series MTN, 4.60%, 1/31/2029 (a)	1,874,000	1,922,405
Series MTN, 4.95%, 10/3/2025	763,000	768,578
Security Description	Principal Amount	Value
Series MTN, 4.95%, 8/10/2028	$1,595,000	$1,650,043
5.00%, 5/13/2027 (a)	880,000	903,848
Series MTN, 5.00%, 3/22/2034 (a)	1,062,000	1,109,280
Series MTN, 5.05%, 8/10/2026 (a)	1,769,000	1,806,574
Series DMTN, 5.20%, 11/9/2026	1,675,000	1,720,057
Toyota Motor Corp.:
1.34%, 3/25/2026 (a)	2,056,000	1,975,508
2.36%, 3/25/2031	1,520,000	1,365,234
2.76%, 7/2/2029	741,000	701,668
5.12%, 7/13/2028 (a)	1,188,000	1,233,762
5.28%, 7/13/2026 (a)	1,525,000	1,558,565
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	978,000	944,503
Series MTN, 0.80%, 1/9/2026	1,390,000	1,333,774
Series MTN, 1.13%, 6/18/2026	1,998,000	1,904,653
Series MTN, 1.15%, 8/13/2027	1,241,000	1,147,528
Series MTN, 1.65%, 1/10/2031 (a)	1,913,000	1,638,140
1.90%, 9/12/2031	1,748,000	1,494,120
Series MTN, 1.90%, 1/13/2027 (a)	1,684,000	1,608,692
Series MTN, 1.90%, 4/6/2028	977,000	909,177
Series MTN, 2.15%, 2/13/2030	1,201,000	1,084,095
Series GMTN, 3.05%, 1/11/2028	919,000	891,320
Series MTN, 3.05%, 3/22/2027	1,875,000	1,837,725
Series MTN, 3.20%, 1/11/2027 (a)	1,484,000	1,459,989
Series MTN, 3.38%, 4/1/2030	1,716,000	1,645,472
3.65%, 1/8/2029	1,502,000	1,478,869
4.45%, 5/18/2026	1,686,000	1,698,898
Series MTN, 4.45%, 6/29/2029 (a)	1,871,000	1,898,410
4.55%, 8/9/2029	1,498,000	1,521,294
Series MTN, 4.55%, 9/20/2027 (a)	6,037,000	6,134,015
Series MTN, 4.55%, 5/17/2030	1,451,000	1,475,232
4.63%, 1/12/2028 (a)	2,044,000	2,081,650
Series MTN, 4.65%, 1/5/2029	1,742,000	1,778,582
4.70%, 1/12/2033	1,342,000	1,367,914
Series MTN, 4.80%, 1/5/2026 (a)	1,452,000	1,465,358

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.80%, 1/5/2034	$1,899,000	$1,935,556
Series B, 5.00%, 3/19/2027 (a)	1,868,000	1,914,588
Series MTN, 5.00%, 8/14/2026	1,565,000	1,594,172
5.05%, 5/16/2029	1,940,000	2,012,905
5.10%, 3/21/2031	1,973,000	2,055,274
5.20%, 5/15/2026 (a)	1,904,000	1,940,157
Series MTN, 5.25%, 9/11/2028 (a)	1,578,000	1,642,651
5.40%, 11/10/2025	1,317,000	1,335,030
5.40%, 11/20/2026	1,645,000	1,692,294
5.45%, 11/10/2027 (a)	1,934,000	2,014,861
5.55%, 11/20/2030	2,062,000	2,204,072
		282,336,601
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC/Aptiv Corp. 3.25%, 3/1/2032 (a)	2,174,000	1,945,034
Aptiv PLC/Aptiv Global Financing DAC:
4.65%, 9/13/2029	755,000	751,889
5.15%, 9/13/2034	1,000,000	984,500
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	1,459,000	1,402,084
4.95%, 8/15/2029	685,000	696,604
5.40%, 8/15/2034 (a)	525,000	535,857
Lear Corp.:
2.60%, 1/15/2032	1,461,000	1,242,902
3.50%, 5/30/2030	1,088,000	1,019,957
3.80%, 9/15/2027	2,639,000	2,593,926
4.25%, 5/15/2029	957,000	942,894
Magna International, Inc.:
2.45%, 6/15/2030 (a)	1,832,000	1,655,395
4.15%, 10/1/2025	1,626,000	1,621,463
5.05%, 3/14/2029 (a)	1,448,000	1,490,702
5.50%, 3/21/2033 (a)	850,000	903,712
		17,786,919
BANKS — 25.9%
Associated Banc-Corp. SOFR + 3.03%, 6.46%, 8/29/2030 (c)	1,700,000	1,744,302
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025	1,482,000	1,474,086
3.92%, 9/30/2027	2,800,000	2,794,904
4.75%, 1/18/2027 (a)	2,207,000	2,242,091
4.90%, 7/16/2027 (a)	1,720,000	1,762,931
5.00%, 3/18/2026	2,020,000	2,045,997
5.09%, 12/8/2025 (a)	1,897,000	1,918,303
5.67%, 10/3/2025	1,660,000	1,683,721
Banco Bilbao Vizcaya Argentaria SA:
5.38%, 3/13/2029	1,685,000	1,750,041
Security Description	Principal Amount	Value
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	$2,132,000	$2,262,628
1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (c)	1,061,000	1,109,191
1 yr. CMT + 3.30%, 7.88%, 11/15/2034 (c)	1,798,000	2,063,007
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	3,050,000	2,888,930
1.85%, 3/25/2026	9,125,000	8,772,045
2.75%, 12/3/2030	2,479,000	2,189,478
2.96%, 3/25/2031 (a)	1,431,000	1,296,629
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (a) (c)	1,807,000	1,598,707
3.31%, 6/27/2029	10,000	9,561
3.49%, 5/28/2030 (a)	1,406,000	1,326,927
3.80%, 2/23/2028	1,998,000	1,953,365
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	2,629,000	2,605,024
4.25%, 4/11/2027	1,621,000	1,613,673
4.38%, 4/12/2028	1,955,000	1,946,183
5.18%, 11/19/2025	2,398,000	2,403,443
5.29%, 8/18/2027	3,652,000	3,736,325
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	2,667,000	2,729,434
5.44%, 7/15/2031	2,925,000	3,063,002
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	1,698,000	1,756,598
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (c)	1,885,000	1,926,187
5.59%, 8/8/2028	2,468,000	2,570,743
6.35%, 3/14/2034 (a)	2,323,000	2,486,493
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	1,876,000	1,958,000
6.61%, 11/7/2028	2,249,000	2,439,265
6.92%, 8/8/2033	3,160,000	3,492,780
6.94%, 11/7/2033	3,534,000	4,094,563
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	4,294,000	4,146,630
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	4,528,000	4,351,816
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	14,148,000	13,508,227
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	4,920,000	4,267,903
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	4,593,000	3,960,360
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	5,328,000	4,919,023
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	6,273,000	5,429,721
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	3,692,000	3,115,974
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	6,405,000	5,800,752

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	$4,026,000	$3,867,617
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	4,758,000	4,170,244
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	5,521,000	5,010,473
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (a) (c)	2,892,000	2,580,994
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	9,164,000	8,170,622
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (a) (c)	4,117,000	3,826,834
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	6,844,000	6,131,403
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	3,893,000	3,685,853
Series MTN, 3.25%, 10/21/2027	3,588,000	3,506,983
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	11,095,000	10,796,655
Series GMTN, 3.50%, 4/19/2026	4,493,000	4,449,463
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	6,643,000	6,562,620
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	4,419,000	4,337,116
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	3,234,000	3,186,622
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	4,299,000	4,250,163
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	4,547,000	4,199,427
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.97%, 3/5/2029 (c)	5,378,000	5,314,163
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	5,457,000	5,359,702
Series L, 4.18%, 11/25/2027	3,157,000	3,148,003
Series MTN, 4.25%, 10/22/2026	3,507,000	3,502,932
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	5,171,000	5,155,746
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	3,546,000	3,550,929
Series MTN, 4.45%, 3/3/2026	3,621,000	3,625,526
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	6,767,000	6,728,225
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	$5,547,000	$5,643,240
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (a) (c)	8,303,000	8,514,145
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	5,415,000	5,460,378
SOFR + 1.63%, 5.20%, 4/25/2029 (a) (c)	5,907,000	6,073,400
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	10,247,000	10,639,460
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (a) (c)	15,700,000	16,111,968
SOFR + 1.65%, 5.47%, 1/23/2035 (a) (c)	8,812,000	9,267,669
SOFR + 1.57%, 5.82%, 9/15/2029 (a) (c)	5,101,000	5,368,547
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	6,159,000	6,647,532
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	2,656,000	2,735,043
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	3,470,000	3,661,891
6.22%, 9/15/2026	1,894,000	1,966,938
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	1,815,000	1,734,487
Series MTN, 1.25%, 9/15/2026 (a)	1,942,000	1,838,957
Series MTN, 2.65%, 3/8/2027 (a)	2,103,000	2,033,370
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	1,964,000	1,699,626
5 yr. USD Swap + 1.43%, 3.80%, 12/15/2032 (c)	1,593,000	1,548,061
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (a) (c)	1,400,000	1,410,710
SOFR + 1.25%, 4.64%, 9/10/2030 (a) (c)	1,400,000	1,414,868
Series H, 4.70%, 9/14/2027 (a)	1,981,000	2,015,291
5.20%, 2/1/2028	2,036,000	2,099,014
5.27%, 12/11/2026 (a)	2,749,000	2,813,959
5.30%, 6/5/2026	2,234,000	2,276,066
5.37%, 6/4/2027 (a)	1,705,000	1,762,441
5.51%, 6/4/2031	1,780,000	1,874,287
5.72%, 9/25/2028 (a)	1,514,000	1,595,877
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	1,791,000	1,713,306
Series MTN, 1.05%, 10/15/2026	931,000	878,324
Series MTN, 1.65%, 7/14/2028	488,000	447,135
Series MTN, 1.65%, 1/28/2031	605,000	519,556

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.80%, 7/28/2031	$551,000	$472,863
Series J, 1.90%, 1/25/2029	488,000	447,584
Series MTN, 2.05%, 1/26/2027	911,000	872,474
Series MTN, 2.45%, 8/17/2026	1,758,000	1,711,729
2.50%, 1/26/2032	1,868,000	1,644,456
Series MTN, 2.80%, 5/4/2026	1,500,000	1,471,185
Series MTN, 3.00%, 10/30/2028	1,947,000	1,856,912
Series MTN, 3.25%, 5/16/2027	1,413,000	1,386,365
Series MTN, 3.30%, 8/23/2029	1,764,000	1,688,130
Series MTN, 3.40%, 1/29/2028	1,709,000	1,672,479
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	2,322,000	2,285,452
Series MTN, 3.85%, 4/28/2028	1,899,000	1,887,530
Series MTN, 3.85%, 4/26/2029	4,686,000	4,648,746
Series MTN, 3.95%, 11/18/2025	1,162,000	1,157,491
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (a) (c)	1,061,000	1,055,981
Series MTN, SOFR + 1.42%, 4.29%, 6/13/2033 (a) (c)	590,000	578,731
SOFR + 1.17%, 4.54%, 2/1/2029 (c)	1,868,000	1,890,154
SOFR + 1.76%, 4.60%, 7/26/2030 (c)	1,877,000	1,903,710
SOFR + 1.51%, 4.71%, 2/1/2034 (c)	1,078,000	1,083,832
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	1,715,000	1,746,625
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	2,262,000	2,283,625
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	1,553,000	1,590,008
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (c)	1,902,000	1,962,122
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	1,895,000	1,961,533
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (c)	2,726,000	2,830,460
SOFR + 1.77%, 5.61%, 7/21/2039 (c)	975,000	1,024,247
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	1,403,000	1,470,709
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	2,579,000	2,793,186
Series MTN, SOFR + 1.60%, 6.32%, 10/25/2029 (c)	482,000	518,444
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	$1,878,000	$2,121,614
Bank of Nova Scotia:
1.05%, 3/2/2026 (a)	1,319,000	1,263,351
1.30%, 9/15/2026	1,603,000	1,518,859
1.35%, 6/24/2026	618,000	590,406
1.95%, 2/2/2027 (a)	793,000	754,777
2.15%, 8/1/2031 (a)	502,000	434,541
2.45%, 2/2/2032	1,380,000	1,202,698
2.70%, 8/3/2026	1,885,000	1,837,762
2.95%, 3/11/2027 (a)	1,901,000	1,849,217
Series 2, 5 yr. CMT + 2.61%, 3.63%, 10/27/2081 (c)	1,775,000	1,600,109
SOFR + 1.00%, 4.40%, 9/8/2028 (a) (c)	1,875,000	1,882,106
4.50%, 12/16/2025	2,131,000	2,125,950
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	2,718,000	2,591,396
SOFR + 1.44%, 4.74%, 11/10/2032 (c)	3,150,000	3,161,529
4.75%, 2/2/2026	2,400,000	2,415,624
4.85%, 2/1/2030	1,756,000	1,796,616
5.25%, 6/12/2028 (a)	1,762,000	1,823,899
5.35%, 12/7/2026	1,466,000	1,502,899
Series GMTN, 5.40%, 6/4/2027 (a)	1,808,000	1,864,319
Series GMTN, 5.45%, 8/1/2029	1,705,000	1,784,027
5.65%, 2/1/2034 (a)	1,460,000	1,563,149
Bank OZK 3 mo. USD Term SOFR + 2.09%, 2.75%, 10/1/2031 (c)	1,062,000	868,206
BankUnited, Inc.:
4.88%, 11/17/2025	1,987,000	1,975,694
5.13%, 6/11/2030 (a)	626,000	613,555
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	2,844,000	2,712,408
1 yr. CMT + 1.90%, 2.65%, 6/24/2031 (c)	1,806,000	1,613,805
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	1,880,000	1,648,158
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	1,801,000	1,579,243
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	1,647,000	1,497,172
4.34%, 1/10/2028	1,968,000	1,954,657
4.38%, 1/12/2026	3,492,000	3,486,308
4.84%, 5/9/2028	3,433,000	3,435,128
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	1,130,000	1,139,741
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	1,855,000	1,871,788
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	2,995,000	3,028,544

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 3.05%, 5.09%, 6/20/2030 (c)	$2,383,000	$2,389,887
5.20%, 5/12/2026	6,120,000	6,159,658
SOFR + 1.91%, 5.34%, 9/10/2035 (c)	3,890,000	3,934,385
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	2,200,000	2,256,760
SOFR + 1.49%, 5.67%, 3/12/2028 (a) (c)	2,081,000	2,137,707
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	4,049,000	4,212,134
1 yr. CMT + 3.00%, 5.75%, 8/9/2033 (c)	1,744,000	1,822,445
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	3,383,000	3,448,021
SOFR + 2.98%, 6.22%, 5/9/2034 (a) (c)	3,051,000	3,284,798
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	2,114,000	2,256,082
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	2,492,000	2,581,961
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	2,739,000	3,046,809
SOFR + 3.57%, 7.12%, 6/27/2034 (a) (c)	5,975,000	6,654,178
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (c)	3,438,000	3,528,832
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	3,663,000	3,956,150
1 yr. CMT + 3.50%, 7.44%, 11/2/2033 (c)	4,617,000	5,330,742
BPCE SA Series MTN, 3.38%, 12/2/2026	1,602,000	1,575,022
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (a)	1,102,000	1,063,893
1.25%, 6/22/2026 (a)	1,797,000	1,712,469
3.45%, 4/7/2027 (a)	1,664,000	1,634,697
3.60%, 4/7/2032	1,329,000	1,243,585
SOFR + 0.93%, 4.51%, 9/11/2027 (c)	2,625,000	2,638,545
SOFR + 1.34%, 4.63%, 9/11/2030 (c)	2,035,000	2,048,757
5.00%, 4/28/2028	1,599,000	1,637,296
5.24%, 6/28/2027 (a)	2,239,000	2,300,281
5.26%, 4/8/2029 (a)	1,970,000	2,045,884
5.62%, 7/17/2026 (a)	717,000	735,033
5.93%, 10/2/2026	2,009,000	2,075,980
5.99%, 10/3/2028 (a)	1,649,000	1,751,832
6.09%, 10/3/2033	2,027,000	2,214,031
Citibank NA:
4.84%, 8/6/2029	3,995,000	4,087,764
4.93%, 8/6/2026	4,406,000	4,471,341
5.44%, 4/30/2026	3,608,000	3,679,511
5.49%, 12/4/2026	3,690,000	3,796,383
Security Description	Principal Amount	Value
5.57%, 4/30/2034	$3,045,000	$3,247,949
5.80%, 9/29/2028	4,353,000	4,607,563
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	4,563,000	4,365,513
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	4,899,000	4,668,845
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	2,755,000	2,388,861
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	5,474,000	4,812,522
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	5,817,000	5,229,948
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	4,120,000	3,753,196
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	4,231,000	3,932,841
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	4,979,000	4,446,297
SOFR + 1.28%, 3.07%, 2/24/2028 (c)	4,453,000	4,327,782
3.20%, 10/21/2026	5,432,000	5,319,503
3.40%, 5/1/2026	3,476,000	3,432,168
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	5,547,000	5,414,149
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	4,644,000	4,561,244
3.70%, 1/12/2026	3,220,000	3,198,941
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	4,948,000	4,633,307
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	4,726,000	4,678,126
3 mo. USD Term SOFR + 1.60%, 3.98%, 3/20/2030 (c)	4,319,000	4,230,331
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	1,456,000	1,441,513
4.13%, 7/25/2028	587,000	581,811
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	7,264,000	7,210,755
4.45%, 9/29/2027	6,845,000	6,850,544
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	4,000,000	4,005,200
4.60%, 3/9/2026	2,381,000	2,387,000
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	2,367,000	2,385,865
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	4,036,000	4,064,494
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	5,315,000	5,455,954
5 yr. CMT + 1.73%, 5.41%, 9/19/2039 (c)	17,000,000	16,946,450

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	$7,454,000	$7,778,920
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	4,284,000	4,470,354
5.88%, 2/22/2033	1,729,000	1,840,642
6.00%, 10/31/2033 (a)	1,590,000	1,713,384
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	5,729,000	6,113,588
SOFR + 2.34%, 6.27%, 11/17/2033 (a) (c)	4,551,000	4,998,181
6.63%, 1/15/2028	2,724,000	2,917,350
6.63%, 6/15/2032 (a)	1,566,000	1,734,674
Citizens Bank NA:
3.75%, 2/18/2026	1,778,000	1,754,904
SOFR + 2.00%, 4.58%, 8/9/2028 (c)	1,050,000	1,049,087
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	1,635,000	1,452,910
2.64%, 9/30/2032 (a)	810,000	669,044
2.85%, 7/27/2026	1,558,000	1,509,437
3.25%, 4/30/2030	9,000	8,351
4.30%, 12/3/2025	863,000	857,425
5 yr. CMT + 2.75%, 5.64%, 5/21/2037 (c)	1,675,000	1,661,617
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	1,775,000	1,843,639
SOFR + 2.01%, 5.84%, 1/23/2030 (a) (c)	2,023,000	2,104,426
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	1,290,000	1,415,220
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (a) (c)	1,898,000	1,819,916
Comerica, Inc.:
4.00%, 2/1/2029 (a)	1,337,000	1,293,882
SOFR + 2.16%, 5.98%, 1/30/2030 (c)	1,651,000	1,701,620
Commonwealth Bank of Australia 5.32%, 3/13/2026 (a)	1,748,000	1,780,023
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	1,848,000	1,820,317
4.33%, 8/28/2026	1,960,000	1,974,092
4.80%, 1/9/2029 (a)	1,407,000	1,442,499
4.85%, 1/9/2026	1,721,000	1,735,801
5.04%, 3/5/2027	1,684,000	1,722,732
5.50%, 10/5/2026	1,984,000	2,040,544
Deutsche Bank AG:
1.69%, 3/19/2026	1,972,000	1,899,706
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	3,471,000	3,362,045
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	2,876,000	2,734,443
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	2,055,000	1,958,353
SOFR + 1.72%, 3.04%, 5/28/2032 (a) (c)	1,590,000	1,415,688
Security Description	Principal Amount	Value
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	$2,714,000	$2,527,358
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	2,264,000	2,033,751
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	1,968,000	1,722,630
4.10%, 1/13/2026	2,000,000	1,982,680
5 yr. USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	1,925,000	1,899,263
SOFR + 1.70%, 5.00%, 9/11/2030 (c)	1,780,000	1,790,110
5.37%, 9/9/2027 (a)	1,270,000	1,307,554
SOFR + 2.05%, 5.40%, 9/11/2035 (c)	2,155,000	2,170,365
5.41%, 5/10/2029	1,858,000	1,930,053
SOFR + 1.59%, 5.71%, 2/8/2028 (c)	1,979,000	2,021,271
SOFR + 5.44%, 5.88%, 7/8/2031 (a) (c)	1,292,000	1,327,465
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	2,489,000	2,634,109
SOFR + 2.51%, 6.82%, 11/20/2029 (c)	2,480,000	2,667,091
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	2,359,000	2,544,323
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	3,099,000	3,226,741
Discover Bank:
2.70%, 2/6/2030	1,818,000	1,635,727
3.45%, 7/27/2026	6,243,000	6,113,395
4.25%, 3/13/2026	1,425,000	1,418,203
4.65%, 9/13/2028 (a)	1,856,000	1,855,035
5 yr. USD ICE Swap + 1.73%, 5.97%, 8/9/2028 (c)	615,000	634,336
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (c)	992,000	938,561
2.55%, 5/5/2027 (a)	1,927,000	1,846,837
3.95%, 3/14/2028	1,469,000	1,452,062
SOFR + 1.36%, 4.06%, 4/25/2028 (a) (c)	1,371,000	1,355,371
SOFR + 1.66%, 4.34%, 4/25/2033 (c)	1,608,000	1,543,825
SOFR + 2.13%, 4.77%, 7/28/2030 (c)	1,852,000	1,866,020
SOFR + 1.49%, 4.90%, 9/6/2030 (c)	910,000	920,966
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	1,564,000	1,633,035
SOFR + 2.34%, 6.34%, 7/27/2029 (a) (c)	1,755,000	1,865,003
SOFR + 2.19%, 6.36%, 10/27/2028 (c)	2,111,000	2,223,706
Fifth Third Bank NA:
2.25%, 2/1/2027	1,946,000	1,858,352

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 3/15/2026	$6,837,000	$6,766,784
First Horizon Bank 5.75%, 5/1/2030 (a)	886,000	900,141
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	893,000	934,587
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (c)	8,662,000	8,774,693
SOFR + 0.75%, 5.41%, 5/21/2027 (c)	4,764,000	4,841,367
Goldman Sachs Capital I 6.35%, 2/15/2034	1,529,000	1,649,653
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 1.09%, 12/9/2026 (c)	5,019,000	4,814,978
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	5,371,000	5,139,027
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	7,479,000	7,088,895
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	7,689,000	7,330,308
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	4,451,000	3,805,650
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	7,391,000	6,408,071
2.60%, 2/7/2030	3,254,000	2,985,805
SOFR + 1.28%, 2.62%, 4/22/2032 (a) (c)	5,942,000	5,247,737
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	5,420,000	5,208,403
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	4,905,000	4,307,718
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	6,163,000	5,543,927
3.50%, 11/16/2026	4,574,000	4,505,070
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	5,911,000	5,815,656
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	4,375,000	4,305,569
3.80%, 3/15/2030	4,395,000	4,274,401
3 mo. USD Term SOFR + 1.42%, 3.81%, 4/23/2029 (c)	4,598,000	4,507,557
3.85%, 1/26/2027	5,908,000	5,853,883
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	6,503,000	6,464,242
4.25%, 10/21/2025	12,554,000	12,509,810
SOFR + 1.51%, 4.39%, 6/15/2027 (c)	1,349,000	1,351,927
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	4,433,000	4,456,406
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	3,981,000	4,084,148
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	3,331,000	3,451,682
Security Description	Principal Amount	Value
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	$4,348,000	$4,569,444
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	4,376,000	4,702,756
5.95%, 1/15/2027 (a)	1,413,000	1,464,122
6.13%, 2/15/2033 (a)	1,585,000	1,769,145
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	4,676,000	5,035,678
SOFR + 1.95%, 6.56%, 10/24/2034 (a) (c)	1,808,000	2,040,816
HSBC Holdings PLC:
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	3,221,000	3,073,188
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	3,048,000	2,844,577
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	6,457,000	5,918,745
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	1,730,000	1,650,887
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	2,745,000	2,414,090
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	5,352,000	4,734,005
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	2,541,000	2,313,276
SOFR + 1.41%, 2.87%, 11/22/2032 (c)	3,090,000	2,716,666
3.90%, 5/25/2026	1,200,000	1,190,544
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	5,550,000	5,408,864
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	4,279,000	4,233,471
4.30%, 3/8/2026	3,305,000	3,299,348
4.38%, 11/23/2026	2,180,000	2,170,539
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	300,000	300,171
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	3,873,000	3,900,072
SOFR + 2.53%, 4.76%, 3/29/2033 (a) (c)	3,200,000	3,155,072
4.95%, 3/31/2030 (a)	4,365,000	4,473,732
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	3,855,000	3,933,372
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	410,000	424,735
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	2,497,000	2,592,211
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	3,209,000	3,295,868
SOFR + 1.78%, 5.72%, 3/4/2035 (a) (c)	6,882,000	7,315,497
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	4,318,000	4,549,661

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	$4,273,000	$4,390,080
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	1,603,000	1,687,141
SOFR + 2.39%, 6.25%, 3/9/2034 (a) (c)	3,882,000	4,238,872
SOFR + 2.98%, 6.55%, 6/20/2034 (c)	4,277,000	4,683,657
SOFR + 3.03%, 7.34%, 11/3/2026 (c)	3,303,000	3,397,763
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	4,708,000	5,096,080
SOFR + 3.02%, 7.40%, 11/13/2034 (c)	3,579,000	4,110,482
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	3,764,000	4,481,230
HSBC USA, Inc. 5.29%, 3/4/2027	2,427,000	2,487,602
Huntington Bancshares, Inc.:
5 yr. CMT + 1.17%, 2.49%, 8/15/2036 (c)	1,980,000	1,609,245
2.55%, 2/4/2030 (a)	944,000	852,205
SOFR + 1.97%, 4.44%, 8/4/2028 (c)	1,028,000	1,029,840
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	1,286,000	1,275,532
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	1,628,000	1,696,278
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	1,946,000	2,058,518
Huntington National Bank:
SOFR + 1.65%, 4.55%, 5/17/2028 (c)	1,665,000	1,665,982
5.65%, 1/10/2030 (a)	1,667,000	1,742,882
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (a) (c)	2,510,000	2,408,772
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	997,000	888,925
3.95%, 3/29/2027	2,741,000	2,718,661
SOFR + 1.83%, 4.02%, 3/28/2028 (a) (c)	4,217,000	4,184,866
4.05%, 4/9/2029	1,654,000	1,634,764
SOFR + 2.07%, 4.25%, 3/28/2033 (a) (c)	1,562,000	1,516,218
4.55%, 10/2/2028	2,166,000	2,181,400
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	2,210,000	2,287,240
SOFR + 1.77%, 5.55%, 3/19/2035 (c)	2,623,000	2,749,455
SOFR + 1.56%, 6.08%, 9/11/2027 (a) (c)	1,835,000	1,892,160
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	2,061,000	2,247,706
JPMorgan Chase & Co.:
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	10,028,000	9,639,616
Security Description	Principal Amount	Value
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	$4,727,000	$4,479,116
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	8,142,000	7,803,619
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	2,083,000	1,791,484
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	5,324,000	4,572,198
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	3,691,000	3,414,987
SOFR + 1.89%, 2.18%, 6/1/2028 (a) (c)	2,358,000	2,236,021
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	4,673,000	4,246,308
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	5,835,000	5,132,233
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (a) (c)	3,674,000	3,276,216
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	6,491,000	6,015,989
2.95%, 10/1/2026	5,116,000	5,011,582
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	10,947,000	10,616,729
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	4,770,000	4,389,926
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	5,755,000	5,174,838
3.20%, 6/15/2026 (a)	3,530,000	3,479,733
3.30%, 4/1/2026	4,630,000	4,573,236
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	3,936,000	3,843,071
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	6,208,000	6,096,504
3.63%, 12/1/2027 (a)	1,833,000	1,804,625
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	4,529,000	4,405,449
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	4,798,000	4,745,510
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (c)	5,550,000	5,517,866
3 mo. USD Term SOFR + 1.38%, 4.01%, 4/23/2029 (c)	3,840,000	3,798,528
4.13%, 12/15/2026	4,344,000	4,342,089
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	4,264,000	4,247,626
4.25%, 10/1/2027 (a)	2,180,000	2,194,235

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	$5,261,000	$5,271,627
3 mo. USD Term SOFR + 1.59%, 4.45%, 12/5/2029 (c)	4,506,000	4,526,097
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	3,857,000	3,878,522
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	3,264,000	3,289,459
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	4,638,000	4,638,046
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	6,407,000	6,524,248
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	8,373,000	8,553,354
SOFR + 0.93%, 4.98%, 7/22/2028 (a) (c)	3,233,000	3,295,268
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	4,740,000	4,870,540
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	4,353,000	4,464,524
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	4,276,000	4,348,222
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	6,972,000	7,273,539
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	4,275,000	4,422,573
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	4,717,000	4,931,954
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	7,981,000	8,351,398
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	4,560,000	4,701,679
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	6,485,000	6,808,277
SOFR + 2.58%, 5.72%, 9/14/2033 (a) (c)	7,857,000	8,311,606
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	5,190,000	5,588,540
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	3,455,000	3,579,898
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	3,597,000	3,831,668
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	4,917,000	5,468,392
7.63%, 10/15/2026	1,910,000	2,039,001
8.00%, 4/29/2027	1,631,000	1,788,163
8.75%, 9/1/2030	1,916,000	2,321,426
JPMorgan Chase Bank NA 5.11%, 12/8/2026	4,802,000	4,908,460
KeyBank NA:
3.40%, 5/20/2026	1,879,000	1,835,426
3.90%, 4/13/2029 (a)	1,556,000	1,485,607
4.39%, 12/14/2027	869,000	862,430
4.70%, 1/26/2026	621,000	621,677
4.90%, 8/8/2032 (a)	1,867,000	1,815,247
Security Description	Principal Amount	Value
5.00%, 1/26/2033 (a)	$1,747,000	$1,731,050
5.85%, 11/15/2027 (a)	1,977,000	2,049,081
6.95%, 2/1/2028	861,000	912,143
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	1,190,000	1,126,752
Series MTN, 2.55%, 10/1/2029 (a)	1,266,000	1,147,300
Series MTN, 4.15%, 10/29/2025	1,566,000	1,556,996
Series MTN, SOFR + 2.06%, 4.79%, 6/1/2033 (a) (c)	1,916,000	1,876,128
SOFR + 2.42%, 6.40%, 3/6/2035 (c)	1,246,000	1,353,978
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (c)	2,278,000	2,176,811
3 mo. USD Term SOFR + 1.21%, 3.57%, 11/7/2028 (c)	2,951,000	2,874,451
3.75%, 1/11/2027	1,965,000	1,943,542
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	1,782,000	1,754,931
4.38%, 3/22/2028	2,216,000	2,213,119
4.55%, 8/16/2028	2,118,000	2,129,585
4.58%, 12/10/2025	2,608,000	2,599,028
4.65%, 3/24/2026	2,850,000	2,844,272
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (c)	1,928,000	1,944,600
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (a) (c)	2,186,000	2,234,704
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	3,781,000	3,980,864
1 yr. CMT + 1.07%, 5.72%, 6/5/2030 (c)	3,053,000	3,199,422
1 yr. CMT + 1.70%, 5.87%, 3/6/2029 (c)	2,903,000	3,026,871
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (a) (c)	2,454,000	2,519,375
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	1,381,000	1,614,928
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (a) (c)	1,608,000	1,609,286
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	1,752,000	1,736,723
SOFR + 2.26%, 6.08%, 3/13/2032 (c)	1,403,000	1,483,715
SOFR + 2.80%, 7.41%, 10/30/2029 (a) (c)	1,771,000	1,939,564
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	1,264,000	1,228,153
4.65%, 1/27/2026 (a)	2,213,000	2,210,721
4.70%, 1/27/2028 (a)	1,853,000	1,862,024
5.40%, 11/21/2025	1,200,000	1,207,476

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (a) (c)	$4,624,000	$4,402,418
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (c)	2,449,000	2,321,015
2.05%, 7/17/2030	2,135,000	1,878,352
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	2,821,000	2,442,337
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	7,323,000	7,004,816
1 yr. CMT + 0.97%, 2.49%, 10/13/2032 (c)	1,398,000	1,219,224
2.56%, 2/25/2030 (a)	1,374,000	1,251,838
2.76%, 9/13/2026 (a)	1,767,000	1,719,803
1 yr. CMT + 1.10%, 2.85%, 1/19/2033 (c)	1,544,000	1,371,643
3.20%, 7/18/2029	2,939,000	2,799,633
3.29%, 7/25/2027 (a)	970,000	950,464
3.68%, 2/22/2027 (a)	1,150,000	1,138,914
3.74%, 3/7/2029 (a)	2,735,000	2,689,900
3.85%, 3/1/2026	7,706,000	7,657,452
3.96%, 3/2/2028 (a)	1,041,000	1,034,379
4.05%, 9/11/2028 (a)	1,928,000	1,922,235
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (c)	1,802,000	1,791,098
1 yr. CMT + 1.55%, 4.32%, 4/19/2033 (c)	602,000	588,292
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	1,991,000	2,030,223
1 yr. CMT + 2.13%, 5.13%, 7/20/2033 (c)	1,906,000	1,964,209
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (a) (c)	975,000	1,003,597
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (c)	981,000	1,014,825
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	1,493,000	1,537,805
1 yr. CMT + 1.97%, 5.41%, 4/19/2034 (a) (c)	2,902,000	3,053,688
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (a) (c)	1,568,000	1,621,218
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (a) (c)	2,253,000	2,369,030
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (a) (c)	1,247,000	1,313,004
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (a) (c)	1,775,000	1,867,637
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (a) (c)	1,335,000	1,398,866
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (a) (c)	2,264,000	2,151,049
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (c)	1,723,000	1,639,986
Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.53%, 1.98%, 9/8/2031 (c)	$1,871,000	$1,616,170
1 yr. CMT + 0.87%, 2.17%, 5/22/2032 (a) (c)	1,826,000	1,563,786
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	1,662,000	1,459,768
1 yr. CMT + 0.90%, 2.26%, 7/9/2032 (c)	967,000	828,071
2.56%, 9/13/2031	1,962,000	1,679,354
3 mo. USD Term SOFR + 1.33%, 2.59%, 5/25/2031 (c)	1,927,000	1,734,551
2.84%, 9/13/2026 (a)	1,786,000	1,742,243
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	1,965,000	1,815,444
3 mo. USD Term SOFR + 1.39%, 3.15%, 7/16/2030 (c)	1,366,000	1,285,051
3.17%, 9/11/2027 (a)	1,883,000	1,827,564
1 yr. CMT + 1.25%, 3.26%, 5/22/2030 (c)	1,385,000	1,317,661
3.66%, 2/28/2027	1,036,000	1,022,014
4.02%, 3/5/2028 (a)	2,372,000	2,353,475
3 mo. USD Term SOFR + 1.53%, 4.25%, 9/11/2029 (a) (c)	1,667,000	1,652,697
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (a) (c)	1,905,000	1,975,275
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (a) (c)	1,262,000	1,308,770
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (a) (c)	1,270,000	1,309,815
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (a) (c)	838,000	884,610
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c)	1,495,000	1,577,494
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (a) (c)	1,924,000	2,002,672
1 yr. CMT + 2.40%, 5.67%, 9/13/2033 (a) (c)	1,103,000	1,168,309
1 yr. CMT + 1.65%, 5.74%, 5/27/2031 (a) (c)	1,904,000	2,008,206
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (a) (c)	1,794,000	1,912,296
1 yr. CMT + 1.90%, 5.75%, 7/6/2034 (c)	1,435,000	1,529,251
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	2,247,000	2,349,351
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	4,209,000	4,032,727
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	11,255,000	10,702,942

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	$10,452,000	$10,004,027
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	4,931,000	4,172,760
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	4,128,000	3,500,957
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (a) (c)	6,326,000	5,442,954
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	3,990,000	3,830,759
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	5,289,000	4,426,523
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	5,995,000	5,234,235
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	9,937,000	9,103,981
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	3,848,000	3,437,188
Series MTN, 3.13%, 7/27/2026 (a)	5,453,000	5,356,536
3.59%, 7/22/2028 (c)	12,828,000	12,565,539
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	5,192,000	4,986,345
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	5,343,000	5,252,543
Series GMTN, 3.88%, 1/27/2026	7,147,000	7,115,982
3.95%, 4/23/2027	3,278,000	3,244,302
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	4,536,000	4,527,200
Series GMTN, 4.35%, 9/8/2026	4,622,000	4,632,353
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	5,281,000	5,293,146
SOFR + 2.08%, 4.89%, 7/20/2033 (a) (c)	3,391,000	3,433,862
SOFR + 1.22%, 5.04%, 7/19/2030 (a) (c)	3,994,000	4,103,156
SOFR + 1.30%, 5.05%, 1/28/2027 (a) (c)	1,813,000	1,830,332
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	200,000	204,952
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	5,173,000	5,316,447
SOFR + 1.45%, 5.17%, 1/16/2030 (a) (c)	3,877,000	3,996,218
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	6,195,000	6,399,559
SOFR + 2.62%, 5.30%, 4/20/2037 (a) (c)	3,040,000	3,062,162
SOFR + 1.56%, 5.32%, 7/19/2035 (a) (c)	10,208,000	10,605,908
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	4,332,000	4,521,698
Security Description	Principal Amount	Value
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	$4,129,000	$4,288,214
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	4,363,000	4,561,778
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	2,555,000	2,637,961
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	4,507,000	4,741,364
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	5,478,000	5,881,948
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (a) (c)	2,732,000	2,866,141
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	3,553,000	3,728,021
SOFR + 1.77%, 6.14%, 10/16/2026 (c)	2,244,000	2,279,769
Series MTN, 6.25%, 8/9/2026	2,032,000	2,107,143
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	4,075,000	4,309,557
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	5,415,000	6,020,072
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	2,752,000	2,957,492
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	3,023,000	3,420,948
7.25%, 4/1/2032 (a)	1,954,000	2,321,078
Morgan Stanley Bank NA:
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	2,756,000	2,796,679
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	2,598,000	2,653,753
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	3,670,000	3,785,311
5.88%, 10/30/2026	2,758,000	2,856,957
National Australia Bank Ltd.:
2.50%, 7/12/2026 (a)	1,992,000	1,941,582
3.38%, 1/14/2026	1,559,000	1,545,499
3.91%, 6/9/2027 (a)	1,486,000	1,482,909
4.75%, 12/10/2025	1,835,000	1,846,047
4.79%, 1/10/2029 (a)	1,939,000	1,990,287
4.90%, 6/13/2028 (a)	1,747,000	1,793,086
4.94%, 1/12/2028 (a)	1,920,000	1,968,346
4.97%, 1/12/2026 (a)	2,677,000	2,704,975
5.09%, 6/11/2027	1,913,000	1,965,722
National Bank of Canada:
5.60%, 12/18/2028	1,891,000	1,977,192
SOFR + 1.04%, 5.60%, 7/2/2027 (c)	1,812,000	1,848,874
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (c)	2,757,000	2,628,138
5 yr. CMT + 2.35%, 3.03%, 11/28/2035 (c)	1,864,000	1,659,389
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (c)	1,475,000	1,425,381

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (a) (c)	$1,825,000	$1,811,970
4.80%, 4/5/2026	2,712,000	2,725,506
3 mo. USD Term SOFR + 1.75%, 4.89%, 5/18/2029 (c)	2,944,000	2,974,058
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	8,015,000	8,136,668
3 mo. USD Term SOFR + 1.91%, 5.08%, 1/27/2030 (a) (c)	2,731,000	2,781,687
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (a) (c)	1,972,000	2,034,828
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (c)	1,938,000	1,987,710
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (c)	2,617,000	2,783,781
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (a) (c)	1,629,000	1,705,058
1 yr. CMT + 2.10%, 6.02%, 3/2/2034 (c)	1,401,000	1,514,999
5 yr. CMT + 2.20%, 6.48%, 6/1/2034 (c)	1,179,000	1,241,192
1 yr. CMT + 2.85%, 7.47%, 11/10/2026 (c)	2,514,000	2,588,691
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	4,666,000	4,155,913
3.15%, 5/3/2029 (a)	1,325,000	1,277,830
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (a) (c)	5,890,000	5,736,271
3.65%, 8/3/2028 (a)	1,210,000	1,196,388
3.95%, 10/30/2025	1,654,000	1,647,450
4.00%, 5/10/2027	1,727,000	1,728,572
6.13%, 11/2/2032 (a)	1,276,000	1,408,627
PNC Bank NA:
2.70%, 10/22/2029	1,988,000	1,822,698
3.10%, 10/25/2027 (a)	1,832,000	1,776,948
3.25%, 1/22/2028 (a)	1,403,000	1,358,188
4.05%, 7/26/2028 (a)	2,191,000	2,175,992
4.20%, 11/1/2025	1,959,000	1,951,007
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	1,064,000	1,007,129
SOFR + 0.98%, 2.31%, 4/23/2032 (a) (c)	1,773,000	1,545,613
2.55%, 1/22/2030 (a)	4,799,000	4,401,211
2.60%, 7/23/2026 (a)	1,686,000	1,640,411
3.15%, 5/19/2027 (a)	2,495,000	2,432,700
3.45%, 4/23/2029 (a)	3,937,000	3,822,985
SOFR + 1.85%, 4.63%, 6/6/2033 (a) (c)	1,169,000	1,151,722
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	1,699,000	1,705,779
SOFR + 1.93%, 5.07%, 1/24/2034 (c)	2,752,000	2,795,399
Security Description	Principal Amount	Value
SOFR + 0.80%, 5.10%, 7/23/2027 (c)	$1,745,000	$1,769,971
SOFR + 1.34%, 5.30%, 1/21/2028 (c)	1,554,000	1,589,587
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	1,892,000	1,955,231
SOFR + 1.60%, 5.40%, 7/23/2035 (a) (c)	2,214,000	2,309,401
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	2,961,000	3,094,008
SOFR + 1.84%, 5.58%, 6/12/2029 (c)	4,273,000	4,446,826
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	2,332,000	2,473,249
SOFR + 1.95%, 5.94%, 8/18/2034 (c)	1,906,000	2,054,477
SOFR + 2.14%, 6.04%, 10/28/2033 (c)	2,556,000	2,760,812
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	1,799,000	1,880,099
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	3,874,000	4,437,473
Regions Financial Corp.:
1.80%, 8/12/2028	539,000	486,631
SOFR + 2.06%, 5.50%, 9/6/2035 (c)	1,405,000	1,429,714
SOFR + 1.49%, 5.72%, 6/6/2030 (c)	1,815,000	1,880,340
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026 (a)	2,734,000	2,623,328
Series GMTN, 1.15%, 7/14/2026	1,606,000	1,526,005
1.20%, 4/27/2026	3,134,000	3,001,024
Series GMTN, 1.40%, 11/2/2026	1,805,000	1,711,122
2.05%, 1/21/2027 (a)	541,000	517,883
Series GMTN, 2.30%, 11/3/2031 (a)	2,105,000	1,841,307
3.63%, 5/4/2027	1,704,000	1,687,471
3.88%, 5/4/2032 (a)	1,514,000	1,461,706
Series GMTN, 4.24%, 8/3/2027 (a)	2,293,000	2,307,010
Series GMTN, 4.65%, 1/27/2026	8,131,000	8,147,994
Series GMTN, 4.88%, 1/12/2026 (a)	1,904,000	1,923,421
Series GMTN, 4.88%, 1/19/2027 (a)	3,595,000	3,662,334
Series GMTN, 4.90%, 1/12/2028	1,518,000	1,552,823
Series GMTN, 4.95%, 2/1/2029 (a)	1,432,000	1,475,705
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (c)	1,890,000	1,939,461

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 5.00%, 2/1/2033	$2,605,000	$2,693,570
Series GMTN, 5.00%, 5/2/2033 (a)	1,741,000	1,800,264
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (c)	1,730,000	1,756,867
Series GMTN, 5.15%, 2/1/2034	1,596,000	1,659,218
Series GMTN, 5.20%, 7/20/2026	1,804,000	1,842,245
Series GMTN, 5.20%, 8/1/2028	1,064,000	1,104,794
Series MTN, 6.00%, 11/1/2027 (a)	2,172,000	2,291,916
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (c)	1,767,000	1,675,328
3.24%, 10/5/2026	1,779,000	1,730,736
4.40%, 7/13/2027 (a)	1,620,000	1,615,658
SOFR + 1.94%, 5.35%, 9/6/2030 (a) (c)	3,500,000	3,538,570
SOFR + 1.23%, 6.12%, 5/31/2027 (a) (c)	1,420,000	1,450,189
SOFR + 2.50%, 6.17%, 1/9/2030 (a) (c)	1,323,000	1,380,379
SOFR + 2.14%, 6.34%, 5/31/2035 (c)	1,648,000	1,728,999
SOFR + 2.36%, 6.50%, 3/9/2029 (a) (c)	1,873,000	1,960,469
SOFR + 2.70%, 6.57%, 6/12/2029 (c)	1,599,000	1,677,767
SOFR + 3.28%, 7.66%, 11/9/2031 (c)	1,581,000	1,777,819
Santander U.K. Group Holdings PLC:
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	1,487,000	1,415,802
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	1,610,000	1,431,032
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	1,574,000	1,539,403
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	3,450,000	3,478,083
SOFR + 2.60%, 6.53%, 1/10/2029 (c)	2,187,000	2,317,630
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	7,058,000	7,209,465
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	1,603,000	1,535,225
1.40%, 9/17/2026	3,589,000	3,401,367
1.71%, 1/12/2031 (a)	1,812,000	1,530,017
1.90%, 9/17/2028	3,303,000	3,011,543
2.13%, 7/8/2030	1,951,000	1,720,099
2.14%, 9/23/2030 (a)	1,377,000	1,205,963
Security Description	Principal Amount	Value
2.17%, 1/14/2027	$2,271,000	$2,168,714
2.22%, 9/17/2031 (a)	1,370,000	1,179,789
2.47%, 1/14/2029	1,090,000	1,009,950
2.63%, 7/14/2026	3,654,000	3,555,671
2.72%, 9/27/2029	1,329,000	1,227,199
2.75%, 1/15/2030	1,790,000	1,644,437
3.01%, 10/19/2026	2,397,000	2,338,921
3.04%, 7/16/2029	4,427,000	4,167,799
3.20%, 9/17/2029	841,000	793,568
3.35%, 10/18/2027	1,455,000	1,419,789
3.36%, 7/12/2027 (a)	3,104,000	3,037,202
3.45%, 1/11/2027 (a)	2,113,000	2,078,706
3.54%, 1/17/2028	1,648,000	1,609,025
3.78%, 3/9/2026	2,481,000	2,463,683
3.94%, 7/19/2028 (a)	775,000	766,227
4.31%, 10/16/2028 (a)	2,518,000	2,531,068
5.32%, 7/9/2029 (a)	1,735,000	1,805,129
5.42%, 7/9/2031	187,000	196,124
5.46%, 1/13/2026 (a)	3,979,000	4,033,711
5.52%, 1/13/2028 (a)	3,029,000	3,139,589
5.56%, 7/9/2034	2,425,000	2,574,768
5.71%, 1/13/2030	2,349,000	2,487,286
5.72%, 9/14/2028 (a)	1,782,000	1,870,815
5.77%, 1/13/2033 (a)	8,206,000	8,822,845
5.78%, 7/13/2033	1,394,000	1,501,436
5.80%, 7/13/2028	1,335,000	1,402,925
5.81%, 9/14/2033 (a)	1,983,000	2,146,578
5.85%, 7/13/2030	1,825,000	1,950,140
5.88%, 7/13/2026 (a)	909,000	933,661
Synchrony Bank 5.63%, 8/23/2027	1,836,000	1,868,552
Synovus Bank 5.63%, 2/15/2028	1,854,000	1,863,678
Toronto-Dominion Bank:
Series MTN, 0.75%, 1/6/2026	2,505,000	2,400,642
Series MTN, 1.20%, 6/3/2026	1,094,000	1,043,041
Series MTN, 1.25%, 9/10/2026 (a)	3,230,000	3,065,076
Series MTN, 2.00%, 9/10/2031 (a)	1,638,000	1,418,967
Series GMTN, 2.45%, 1/12/2032	1,537,000	1,346,028
Series MTN, 2.80%, 3/10/2027	5,674,000	5,501,681
Series MTN, 3.20%, 3/10/2032	1,845,000	1,689,153
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (a) (c)	2,324,000	2,281,006
4.11%, 6/8/2027 (a)	1,741,000	1,740,756
4.46%, 6/8/2032	3,134,000	3,113,316
Series MTN, 4.69%, 9/15/2027	3,218,000	3,269,327
Series GMTN, 4.98%, 4/5/2027 (a)	1,725,000	1,760,311

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 4.99%, 4/5/2029 (a)	$1,972,000	$2,032,225
5.10%, 1/9/2026	1,838,000	1,858,549
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (a) (c)	2,475,000	2,504,131
5.16%, 1/10/2028 (a)	2,537,000	2,612,932
5.26%, 12/11/2026 (a)	1,805,000	1,849,656
Series MTN, 5.52%, 7/17/2028 (a)	1,983,000	2,074,020
Series MTN, 5.53%, 7/17/2026	2,756,000	2,826,168
Truist Bank:
2.25%, 3/11/2030	2,195,000	1,934,585
3.30%, 5/15/2026	1,985,000	1,949,488
3.80%, 10/30/2026 (a)	1,935,000	1,913,367
4.05%, 11/3/2025 (a)	2,625,000	2,616,469
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	1,737,000	1,595,956
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	1,464,000	1,395,880
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (a) (c)	1,821,000	1,664,558
Series MTN, 1.95%, 6/5/2030 (a)	1,633,000	1,432,304
Series MTN, 3.88%, 3/19/2029 (a)	2,266,000	2,210,778
Series MTN, SOFR + 1.37%, 4.12%, 6/6/2028 (c)	1,873,000	1,859,777
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	2,458,000	2,483,932
Series MTN, SOFR + 2.24%, 4.92%, 7/28/2033 (c)	1,982,000	1,943,371
Series MTN, SOFR + 1.85%, 5.12%, 1/26/2034 (c)	2,699,000	2,728,446
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	1,705,000	1,745,664
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	2,739,000	2,835,385
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	3,218,000	3,391,032
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	2,692,000	2,862,942
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (c)	1,931,000	1,956,180
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	2,356,000	2,417,869
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (c)	1,750,000	1,887,445
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (c)	3,091,000	3,389,931
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030 (a)	1,806,000	1,542,053
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a) (c)	1,963,000	1,874,194
Series V, 2.38%, 7/22/2026	1,935,000	1,882,658
Security Description	Principal Amount	Value
5 yr. CMT + 0.95%, 2.49%, 11/3/2036 (c)	$2,137,000	$1,803,735
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	1,983,000	1,735,978
Series DMTN, 3.00%, 7/30/2029	1,221,000	1,146,861
Series MTN, 3.10%, 4/27/2026	2,062,000	2,024,678
Series X, 3.15%, 4/27/2027	1,904,000	1,866,472
Series MTN, 3.90%, 4/26/2028 (a)	1,470,000	1,455,932
Series MTN, 3.95%, 11/17/2025	9,087,000	9,060,829
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	2,990,000	3,012,216
SOFR + 1.23%, 4.65%, 2/1/2029 (a) (c)	2,763,000	2,788,585
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	3,469,000	3,467,474
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	1,150,000	1,147,746
SOFR + 1.25%, 5.10%, 7/23/2030 (a) (c)	1,934,000	1,990,105
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	2,675,000	2,775,714
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	3,317,000	3,516,020
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	5,000,000	5,062,550
SOFR + 2.02%, 5.78%, 6/12/2029 (a) (c)	3,178,000	3,329,972
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	3,213,000	3,428,753
SOFR + 2.09%, 5.85%, 10/21/2033 (a) (c)	2,739,000	2,920,404
SOFR + 1.88%, 6.79%, 10/26/2027 (c)	1,918,000	2,014,207
UBS AG:
1.25%, 6/1/2026	1,604,000	1,529,286
1.25%, 8/7/2026	2,667,000	2,531,703
5.00%, 7/9/2027	1,567,000	1,600,926
5.65%, 9/11/2028	2,564,000	2,690,149
7.50%, 2/15/2028	4,510,000	4,953,017
UBS Group AG 4.55%, 4/17/2026	3,836,000	3,845,590
Wachovia Corp. 7.57%, 8/1/2026 (d)	1,269,000	1,337,386
Webster Financial Corp. 4.10%, 3/25/2029	1,304,000	1,258,738
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	9,169,000	8,717,885
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	5,648,000	5,129,231

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	$6,305,000	$5,848,581
3.00%, 4/22/2026	6,522,000	6,406,822
3.00%, 10/23/2026	6,412,000	6,266,319
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (a) (c)	4,514,000	4,428,685
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	7,426,000	6,790,409
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	7,104,000	6,969,948
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	9,512,000	9,328,133
Series MTN, 4.10%, 6/3/2026	4,404,000	4,388,498
Series MTN, 4.15%, 1/24/2029	3,619,000	3,605,718
Series GMTN, 4.30%, 7/22/2027	4,326,000	4,333,268
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	4,694,000	4,700,994
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	5,552,000	5,616,070
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	7,471,000	7,557,664
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	5,083,000	5,240,116
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	6,118,000	6,346,507
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	5,303,000	5,560,089
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	7,862,000	8,247,946
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	7,370,000	7,667,011
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	14,279,000	14,747,066
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	4,749,000	5,078,153
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	6,049,000	6,761,996
Series B, 7.95%, 11/15/2029	2,546,000	2,926,882
Wells Fargo Bank NA:
4.81%, 1/15/2026	3,197,000	3,221,009
5.25%, 12/11/2026	3,961,000	4,059,748
5.45%, 8/7/2026	4,607,000	4,717,199
Westpac Banking Corp.:
1.15%, 6/3/2026 (a)	3,907,000	3,724,191
1.95%, 11/20/2028	1,713,000	1,576,594
2.15%, 6/3/2031 (a)	1,537,000	1,349,194
2.65%, 1/16/2030	1,496,000	1,390,308
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	5,356,000	4,672,092
Security Description	Principal Amount	Value
2.70%, 8/19/2026	$1,167,000	$1,140,637
2.85%, 5/13/2026	1,804,000	1,771,095
5 yr. CMT + 1.53%, 3.02%, 11/18/2036 (a) (c)	2,279,000	1,978,719
3.35%, 3/8/2027	1,883,000	1,856,807
3.40%, 1/25/2028	1,154,000	1,130,839
4.04%, 8/26/2027 (a)	1,596,000	1,599,384
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	2,135,000	2,063,627
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (c)	2,604,000	2,585,277
5.05%, 4/16/2029	1,826,000	1,897,159
5.20%, 4/16/2026	2,365,000	2,407,996
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (a) (c)	1,319,000	1,350,643
5.46%, 11/18/2027	1,975,000	2,056,291
5.51%, 11/17/2025	1,966,000	1,995,333
5.54%, 11/17/2028 (a)	1,786,000	1,887,016
6.82%, 11/17/2033 (a)	1,761,000	1,992,237
Wintrust Financial Corp. 4.85%, 6/6/2029 (a)	641,000	613,456
Zions Bancorp NA 3.25%, 10/29/2029	1,976,000	1,763,284
		2,481,609,328
BEVERAGES — 1.4%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	2,464,000	2,391,090
4.00%, 4/13/2028 (a)	2,552,000	2,557,487
4.75%, 1/23/2029 (a)	8,046,000	8,257,851
4.90%, 1/23/2031	1,748,000	1,817,763
5.00%, 6/15/2034	2,457,000	2,559,875
Brown-Forman Corp. 4.75%, 4/15/2033 (a)	1,306,000	1,335,881
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	994,000	907,423
1.38%, 3/15/2031	2,623,000	2,223,832
1.45%, 6/1/2027 (a)	2,223,000	2,097,156
1.50%, 3/5/2028	633,000	585,810
1.65%, 6/1/2030	2,348,000	2,067,085
2.00%, 3/5/2031 (a)	2,867,000	2,533,654
2.13%, 9/6/2029 (a)	1,910,000	1,761,115
2.25%, 1/5/2032 (a)	2,947,000	2,620,207
2.90%, 5/25/2027	1,478,000	1,444,642
3.45%, 3/25/2030	2,115,000	2,061,660
4.65%, 8/14/2034	3,370,000	3,447,914
5.00%, 5/13/2034	3,110,000	3,276,074
Coca-Cola Consolidated, Inc.:
3.80%, 11/25/2025	1,797,000	1,784,331
5.25%, 6/1/2029	3,470,000	3,610,951
5.45%, 6/1/2034	830,000	874,720
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032 (a)	1,112,000	913,864
2.75%, 1/22/2030	1,821,000	1,687,029

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Constellation Brands, Inc.:
2.25%, 8/1/2031	$1,632,000	$1,409,966
2.88%, 5/1/2030	943,000	869,474
3.15%, 8/1/2029	5,000	4,744
3.50%, 5/9/2027	5,124,000	5,034,023
3.60%, 2/15/2028 (a)	400,000	390,888
3.70%, 12/6/2026 (a)	1,796,000	1,777,789
4.35%, 5/9/2027 (a)	3,924,000	3,934,477
4.40%, 11/15/2025	1,866,000	1,863,500
4.75%, 12/1/2025	1,614,000	1,620,052
4.75%, 5/9/2032 (a)	1,788,000	1,801,160
4.90%, 5/1/2033	1,672,000	1,688,870
Diageo Capital PLC:
2.00%, 4/29/2030 (a)	1,931,000	1,721,313
2.13%, 4/29/2032	1,617,000	1,384,136
3.88%, 5/18/2028	1,841,000	1,829,936
5.30%, 10/24/2027	1,597,000	1,656,217
5.38%, 10/5/2026 (a)	1,137,000	1,164,766
5.50%, 1/24/2033	939,000	999,735
5.63%, 10/5/2033	1,563,000	1,684,179
Keurig Dr. Pepper, Inc.:
2.25%, 3/15/2031 (a)	1,255,000	1,103,509
2.55%, 9/15/2026 (a)	1,786,000	1,732,777
3.20%, 5/1/2030 (a)	1,909,000	1,801,523
3.40%, 11/15/2025	1,504,000	1,487,862
3.43%, 6/15/2027	1,744,000	1,710,480
3.95%, 4/15/2029 (a)	1,846,000	1,824,162
4.05%, 4/15/2032 (a)	836,000	815,041
4.60%, 5/25/2028	1,660,000	1,680,850
5.05%, 3/15/2029 (a)	794,000	819,075
5.10%, 3/15/2027	2,905,000	2,970,885
Series 10, 5.20%, 3/15/2031	937,000	978,116
5.30%, 3/15/2034	1,122,000	1,174,566
Molson Coors Beverage Co. 3.00%, 7/15/2026 (a)	3,540,000	3,476,138
Pepsico Singapore Financing I Pte. Ltd.:
4.55%, 2/16/2029	1,674,000	1,707,396
4.65%, 2/16/2027	1,287,000	1,308,120
4.70%, 2/16/2034	1,990,000	2,031,591
PepsiCo, Inc.:
1.40%, 2/25/2031 (a)	1,381,000	1,170,411
1.63%, 5/1/2030	1,985,000	1,746,046
1.95%, 10/21/2031 (a)	1,710,000	1,484,673
2.38%, 10/6/2026	759,000	737,945
2.63%, 3/19/2027	1,531,000	1,486,188
2.63%, 7/29/2029 (a)	172,000	162,408
2.75%, 3/19/2030 (a)	2,015,000	1,885,980
2.85%, 2/24/2026	467,000	460,303
3.00%, 10/15/2027	1,970,000	1,924,985
3.60%, 2/18/2028 (a)	1,647,000	1,634,763
3.90%, 7/18/2032 (a)	3,001,000	2,951,033
4.45%, 5/15/2028 (a)	1,102,000	1,125,186
4.50%, 7/17/2029 (a)	2,956,000	3,040,453
Security Description	Principal Amount	Value
4.55%, 2/13/2026 (a)	$567,000	$571,604
4.80%, 7/17/2034	2,400,000	2,478,408
5.13%, 11/10/2026 (a)	1,378,000	1,413,483
5.25%, 11/10/2025	1,406,000	1,425,782
7.00%, 3/1/2029 (a)	1,469,000	1,650,877
		137,625,258
BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
1.65%, 8/15/2028	1,387,000	1,262,600
2.00%, 1/15/2032	1,377,000	1,168,563
2.20%, 2/21/2027	3,558,000	3,406,073
2.30%, 2/25/2031 (a)	2,308,000	2,043,249
2.45%, 2/21/2030	4,128,000	3,770,185
2.60%, 8/19/2026	4,459,000	4,336,957
3.00%, 2/22/2029	1,954,000	1,866,129
3.20%, 11/2/2027	1,265,000	1,231,642
3.35%, 2/22/2032	1,769,000	1,646,850
4.05%, 8/18/2029 (a)	2,142,000	2,124,029
4.20%, 3/1/2033	2,016,000	1,957,617
5.15%, 3/2/2028	5,175,000	5,330,819
5.25%, 3/2/2030	3,607,500	3,762,045
5.25%, 3/2/2033	6,780,000	7,057,166
5.51%, 3/2/2026	906,000	906,027
Biogen, Inc. 2.25%, 5/1/2030 (a)	2,434,000	2,173,319
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027	1,578,000	1,538,061
3.70%, 3/15/2032	1,949,000	1,805,729
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	1,588,000	1,463,930
1.65%, 10/1/2030 (a)	1,980,000	1,709,354
2.95%, 3/1/2027	2,024,000	1,973,724
3.65%, 3/1/2026	4,722,000	4,684,366
5.25%, 10/15/2033	1,860,000	1,961,444
Illumina, Inc.:
2.55%, 3/23/2031 (a)	1,688,000	1,468,037
4.65%, 9/9/2026	700,000	704,354
5.80%, 12/12/2025	1,944,000	1,969,175
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,571,000	1,356,810
Royalty Pharma PLC:
1.75%, 9/2/2027	2,091,000	1,948,394
2.15%, 9/2/2031 (a)	1,954,000	1,664,437
2.20%, 9/2/2030	1,918,000	1,679,573
5.15%, 9/2/2029	1,761,000	1,805,835
		71,776,493
BUILDING MATERIALS — 0.0% (e)
Lennox International, Inc. 1.70%, 8/1/2027	65,000	60,688
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.:
1.85%, 5/15/2027 (a)	1,334,000	1,267,634
2.05%, 5/15/2030 (a)	1,909,000	1,714,167

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 2/8/2029	$1,950,000	$1,997,678
4.75%, 2/8/2031 (a)	1,295,000	1,339,859
4.80%, 3/3/2033 (a)	1,200,000	1,240,104
4.85%, 2/8/2034	1,664,000	1,715,667
Albemarle Corp.:
4.65%, 6/1/2027 (a)	1,976,000	1,985,564
5.05%, 6/1/2032 (a)	1,769,000	1,770,574
Cabot Corp.:
4.00%, 7/1/2029 (a)	30,000	29,751
5.00%, 6/30/2032	1,193,000	1,209,117
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	1,399,000	1,319,537
6.17%, 7/15/2027	3,414,000	3,538,987
6.33%, 7/15/2029	1,039,000	1,101,911
6.35%, 11/15/2028	1,436,000	1,517,220
6.38%, 7/15/2032 (a)	1,556,000	1,664,469
6.55%, 11/15/2030	4,330,000	4,669,905
6.70%, 11/15/2033 (a)	2,006,000	2,194,002
CF Industries, Inc. 5.15%, 3/15/2034	382,000	386,324
Dow Chemical Co.:
5.15%, 2/15/2034 (a)	1,888,000	1,938,749
6.30%, 3/15/2033 (a)	1,928,000	2,128,435
7.38%, 11/1/2029 (a)	1,708,000	1,942,184
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	2,814,000	2,808,147
4.73%, 11/15/2028	4,250,000	4,332,918
Eastman Chemical Co.:
4.50%, 12/1/2028 (a)	1,051,000	1,056,938
5.00%, 8/1/2029 (a)	635,000	649,364
5.63%, 2/20/2034	1,886,000	1,967,852
5.75%, 3/8/2033	1,373,000	1,451,687
Ecolab, Inc.:
1.30%, 1/30/2031 (a)	1,563,000	1,312,357
1.65%, 2/1/2027	1,782,000	1,694,165
2.13%, 2/1/2032 (a)	1,609,000	1,398,800
2.70%, 11/1/2026 (a)	1,744,000	1,699,702
4.80%, 3/24/2030 (a)	1,743,000	1,799,159
5.25%, 1/15/2028	1,008,000	1,048,683
EIDP, Inc.:
2.30%, 7/15/2030 (a)	1,925,000	1,737,986
4.50%, 5/15/2026	1,679,000	1,689,594
4.80%, 5/15/2033	8,550,000	8,675,258
FMC Corp.:
3.20%, 10/1/2026	1,380,000	1,347,087
3.45%, 10/1/2029	1,426,000	1,337,360
5.65%, 5/18/2033 (a)	1,701,000	1,758,477
Huntsman International LLC:
2.95%, 6/15/2031	1,666,000	1,440,007
4.50%, 5/1/2029	1,775,000	1,743,707
5.70%, 10/15/2034	1,040,000	1,031,482
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028 (a)	1,113,000	1,118,699
Security Description	Principal Amount	Value
Linde, Inc.:
1.10%, 8/10/2030 (a)	$1,833,000	$1,560,946
3.20%, 1/30/2026	1,247,000	1,233,956
4.70%, 12/5/2025	1,022,000	1,029,491
LYB International Finance II BV 3.50%, 3/2/2027 (a)	150,000	147,081
LYB International Finance III LLC:
1.25%, 10/1/2025 (a)	1,842,000	1,780,164
2.25%, 10/1/2030 (a)	1,595,000	1,413,441
5.50%, 3/1/2034	1,891,000	1,968,588
5.63%, 5/15/2033 (a)	1,536,000	1,634,412
Mosaic Co.:
4.05%, 11/15/2027	1,552,000	1,536,573
5.38%, 11/15/2028	622,000	644,535
5.45%, 11/15/2033 (a)	900,000	930,024
NewMarket Corp. 2.70%, 3/18/2031	1,650,000	1,447,776
Nutrien Ltd.:
4.00%, 12/15/2026	398,000	395,190
4.20%, 4/1/2029 (a)	1,618,000	1,612,564
4.90%, 3/27/2028 (a)	1,797,000	1,833,335
5.20%, 6/21/2027 (a)	1,779,000	1,824,240
5.40%, 6/21/2034 (a)	1,838,000	1,902,679
5.95%, 11/7/2025	3,234,000	3,284,677
PPG Industries, Inc.:
1.20%, 3/15/2026	1,895,000	1,811,355
2.55%, 6/15/2030	944,000	860,635
2.80%, 8/15/2029	536,000	500,806
3.75%, 3/15/2028 (a)	611,000	601,499
Rohm & Haas Co. 7.85%, 7/15/2029	1,918,000	2,180,728
RPM International, Inc.:
2.95%, 1/15/2032	1,104,000	978,420
3.75%, 3/15/2027	2,395,000	2,360,728
4.55%, 3/1/2029	2,573,000	2,578,352
Sherwin-Williams Co.:
2.30%, 5/15/2030	150,000	135,048
2.95%, 8/15/2029	1,811,000	1,703,246
3.45%, 6/1/2027	2,495,000	2,454,307
3.95%, 1/15/2026	1,783,000	1,771,963
4.55%, 3/1/2028	1,435,000	1,452,665
4.80%, 9/1/2031	435,000	443,574
Westlake Corp.:
3.38%, 6/15/2030 (a)	1,622,000	1,533,017
3.60%, 8/15/2026	1,933,000	1,906,711
		129,223,993
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	4,071,000	3,489,173
1.70%, 5/15/2028 (a)	774,000	718,659
Block Financial LLC:
2.50%, 7/15/2028	895,000	831,016
3.88%, 8/15/2030 (a)	6,441,000	6,162,684

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 10/1/2025	$136,000	$136,257
Cintas Corp. No. 2:
3.70%, 4/1/2027	1,376,000	1,366,753
4.00%, 5/1/2032	1,442,000	1,411,920
Cornell University 4.84%, 6/15/2034 (a)	1,857,000	1,919,228
Emory University Series 2020, 2.14%, 9/1/2030	917,000	825,318
Equifax, Inc.:
2.35%, 9/15/2031 (a)	1,990,000	1,727,917
2.60%, 12/15/2025	1,854,000	1,813,620
3.10%, 5/15/2030	1,520,000	1,422,188
4.80%, 9/15/2029	1,900,000	1,921,641
5.10%, 12/15/2027	1,804,500	1,844,163
Global Payments, Inc.:
1.20%, 3/1/2026 (a)	1,884,000	1,801,161
2.90%, 5/15/2030	1,769,000	1,611,895
2.90%, 11/15/2031 (a)	1,656,000	1,458,340
3.20%, 8/15/2029	2,018,000	1,890,119
4.45%, 6/1/2028	616,000	613,826
4.80%, 4/1/2026	2,473,000	2,477,872
5.30%, 8/15/2029 (a)	2,864,000	2,945,739
5.40%, 8/15/2032 (a)	1,977,000	2,030,498
GXO Logistics, Inc.:
2.65%, 7/15/2031	1,946,000	1,658,479
6.25%, 5/6/2029	1,757,000	1,848,786
6.50%, 5/6/2034	1,908,000	2,030,455
Johns Hopkins University Series A, 4.71%, 7/1/2032	876,000	900,002
Leland Stanford Junior University 1.29%, 6/1/2027 (a)	608,000	568,662
Moody's Corp.:
2.00%, 8/19/2031 (a)	1,825,000	1,573,077
3.25%, 1/15/2028 (a)	1,366,000	1,335,770
4.25%, 8/8/2032	1,000	985
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (a)	1,618,000	1,465,811
2.65%, 10/1/2026 (a)	1,999,000	1,947,786
2.85%, 10/1/2029	3,318,000	3,120,679
3.90%, 6/1/2027 (a)	1,641,000	1,641,082
4.40%, 6/1/2032 (a)	893,000	895,572
5.15%, 6/1/2034	1,885,000	1,966,093
Quanta Services, Inc.:
2.35%, 1/15/2032	1,890,000	1,620,240
2.90%, 10/1/2030 (a)	1,913,000	1,760,553
4.75%, 8/9/2027	1,856,000	1,875,729
5.25%, 8/9/2034	1,735,000	1,772,927
RELX Capital, Inc.:
3.00%, 5/22/2030	2,675,000	2,503,532
4.00%, 3/18/2029	2,129,000	2,109,733
4.75%, 5/20/2032	1,321,000	1,336,535
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,373,000	1,170,592
2.45%, 3/1/2027	2,266,000	2,184,968
Security Description	Principal Amount	Value
2.50%, 12/1/2029 (a)	$1,816,000	$1,677,149
2.70%, 3/1/2029	1,899,000	1,792,067
2.90%, 3/1/2032	2,500,000	2,273,775
2.95%, 1/22/2027	1,950,000	1,902,927
4.25%, 5/1/2029	1,884,000	1,893,646
4.75%, 8/1/2028	1,207,000	1,233,904
5.25%, 9/15/2033	1,525,000	1,616,851
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032 (a)	1,954,000	1,690,855
UL Solutions, Inc. 6.50%, 10/20/2028 (b)	1,419,000	1,518,060
Verisk Analytics, Inc.:
4.13%, 3/15/2029	1,472,000	1,464,154
5.25%, 6/5/2034	1,345,000	1,388,753
5.75%, 4/1/2033	1,922,000	2,068,706
Yale University Series 2020, 1.48%, 4/15/2030	1,321,000	1,155,703
		99,384,585
COMPUTERS — 1.7%
Amdocs Ltd. 2.54%, 6/15/2030	1,857,000	1,656,723
Apple, Inc.:
0.70%, 2/8/2026	3,161,000	3,031,146
1.20%, 2/8/2028	2,313,000	2,130,157
1.25%, 8/20/2030 (a)	3,261,000	2,821,124
1.40%, 8/5/2028 (a)	2,839,000	2,604,584
1.65%, 5/11/2030	4,459,000	3,953,929
1.65%, 2/8/2031 (a)	6,489,000	5,673,527
1.70%, 8/5/2031 (a)	1,735,000	1,503,881
2.05%, 9/11/2026	3,725,000	3,604,645
2.20%, 9/11/2029 (a)	2,883,000	2,671,763
2.45%, 8/4/2026	5,768,000	5,630,202
2.90%, 9/12/2027	5,126,000	5,010,716
3.00%, 6/20/2027	1,729,000	1,698,189
3.00%, 11/13/2027	2,047,000	2,005,405
3.20%, 5/11/2027	3,265,000	3,221,020
3.25%, 2/23/2026	3,592,000	3,559,636
3.25%, 8/8/2029 (a)	1,438,000	1,402,798
3.35%, 2/9/2027	3,315,000	3,284,635
3.35%, 8/8/2032 (a)	4,875,000	4,655,576
CGI, Inc.:
1.45%, 9/14/2026	1,582,000	1,497,189
2.30%, 9/14/2031	1,346,000	1,153,980
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	2,643,000	2,671,624
5.25%, 2/1/2028	1,257,000	1,298,217
5.30%, 10/1/2029	2,494,000	2,594,907
5.75%, 2/1/2033 (a)	6,857,000	7,357,904
6.02%, 6/15/2026	3,780,000	3,872,005
6.10%, 7/15/2027	2,268,000	2,381,082
6.20%, 7/15/2030	1,743,000	1,894,815

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Dell, Inc. 7.10%, 4/15/2028	$486,000	$527,903
DXC Technology Co.:
1.80%, 9/15/2026 (a)	1,456,000	1,380,157
2.38%, 9/15/2028	1,576,000	1,427,793
Fortinet, Inc.:
1.00%, 3/15/2026	1,945,000	1,855,335
2.20%, 3/15/2031	2,021,000	1,755,663
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	6,846,000	6,555,387
HP, Inc.:
1.45%, 6/17/2026	1,993,000	1,900,246
2.65%, 6/17/2031	2,820,000	2,492,654
3.00%, 6/17/2027	1,937,000	1,876,934
4.20%, 4/15/2032	1,437,000	1,392,151
4.75%, 1/15/2028	3,014,000	3,067,077
5.50%, 1/15/2033 (a)	1,334,000	1,402,541
International Business Machines Corp.:
1.70%, 5/15/2027	1,745,000	1,642,726
1.95%, 5/15/2030	2,302,000	2,036,833
2.20%, 2/9/2027	1,182,000	1,132,368
2.72%, 2/9/2032 (a)	215,000	192,980
3.30%, 5/15/2026	5,170,000	5,103,100
3.30%, 1/27/2027	1,895,000	1,864,926
3.45%, 2/19/2026	2,363,300	2,339,951
3.50%, 5/15/2029	5,456,000	5,299,085
4.15%, 7/27/2027	1,632,000	1,638,479
4.40%, 7/27/2032	1,806,000	1,803,905
4.50%, 2/6/2028 (a)	1,754,000	1,778,398
4.75%, 2/6/2033 (a)	1,459,000	1,495,577
5.88%, 11/29/2032	1,872,000	2,055,381
6.22%, 8/1/2027 (a)	1,926,000	2,037,843
6.50%, 1/15/2028	3,202,000	3,439,813
7.00%, 10/30/2025	1,337,000	1,376,094
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026	1,627,000	1,547,000
2.70%, 10/15/2028	1,960,000	1,812,314
3.15%, 10/15/2031	1,761,000	1,548,465
Leidos, Inc.:
2.30%, 2/15/2031	1,915,000	1,663,273
4.38%, 5/15/2030	1,474,000	1,450,048
5.75%, 3/15/2033	1,875,000	1,973,456
NetApp, Inc.:
2.38%, 6/22/2027	163,000	155,359
2.70%, 6/22/2030	3,293,000	2,990,439
Teledyne FLIR LLC 2.50%, 8/1/2030	2,824,000	2,524,176
Western Digital Corp.:
2.85%, 2/1/2029	1,798,000	1,637,349
3.10%, 2/1/2032	1,849,000	1,592,932
		164,607,490
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.5%
Carrier Global Corp.:
2.49%, 2/15/2027	$1,968,000	$1,901,462
2.70%, 2/15/2031 (a)	2,341,000	2,113,525
2.72%, 2/15/2030	2,399,000	2,215,956
5.90%, 3/15/2034 (a)	1,402,000	1,529,722
CRH America Finance, Inc. 5.40%, 5/21/2034	1,475,000	1,537,053
CRH SMW Finance DAC 5.20%, 5/21/2029	540,000	558,641
Eagle Materials, Inc. 2.50%, 7/1/2031 (a)	1,141,000	1,010,036
Fortune Brands Innovations, Inc.:
3.25%, 9/15/2029	1,903,000	1,797,422
4.00%, 3/25/2032	966,000	920,685
5.88%, 6/1/2033	1,415,000	1,517,885
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030 (a)	1,854,000	1,607,196
2.00%, 9/16/2031	522,000	445,720
4.90%, 12/1/2032	223,000	227,823
5.50%, 4/19/2029	2,369,000	2,480,698
Lennox International, Inc. 5.50%, 9/15/2028	1,179,000	1,227,563
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	1,659,000	1,450,148
Series CB, 2.50%, 3/15/2030 (a)	1,852,000	1,688,598
3.45%, 6/1/2027	1,208,000	1,185,918
3.50%, 12/15/2027 (a)	1,382,000	1,354,512
Masco Corp.:
1.50%, 2/15/2028	1,886,000	1,717,599
2.00%, 10/1/2030	1,787,000	1,557,853
2.00%, 2/15/2031	1,614,000	1,392,446
3.50%, 11/15/2027 (a)	1,293,000	1,263,261
Mohawk Industries, Inc.:
3.63%, 5/15/2030	1,472,000	1,413,444
5.85%, 9/18/2028	1,634,000	1,722,808
Owens Corning:
3.40%, 8/15/2026	1,137,000	1,119,183
3.50%, 2/15/2030	650,000	617,487
3.88%, 6/1/2030	1,895,000	1,832,143
3.95%, 8/15/2029 (a)	700,000	684,551
5.50%, 6/15/2027	82,000	84,690
5.70%, 6/15/2034 (a)	1,598,000	1,696,549
Trane Technologies Financing Ltd.:
5.10%, 6/13/2034	463,000	482,205
5.25%, 3/3/2033	2,010,000	2,112,349
Vulcan Materials Co.:
3.50%, 6/1/2030	929,000	888,821
3.90%, 4/1/2027 (a)	1,489,000	1,484,652
		46,840,604

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
4.90%, 3/22/2033	$2,173,000	$2,248,751
5.00%, 3/22/2030	1,943,000	2,028,531
5.05%, 3/22/2028 (a)	1,796,000	1,858,573
5.35%, 3/22/2026	1,931,000	1,967,708
Unilever Capital Corp.:
4.88%, 9/8/2028	1,733,000	1,785,596
5.00%, 12/8/2033	1,774,000	1,865,255
		11,754,414
DISTRIBUTION & WHOLESALE — 0.0% (e)
LKQ Corp.:
5.75%, 6/15/2028 (a)	1,424,000	1,477,671
6.25%, 6/15/2033	1,320,000	1,400,203
WW Grainger, Inc. 4.45%, 9/15/2034	1,165,000	1,163,019
		4,040,893
DIVERSIFIED FINANCIAL SERVICES — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	6,945,000	6,693,244
2.45%, 10/29/2026	7,773,000	7,467,132
3.00%, 10/29/2028	6,006,000	5,673,388
3.30%, 1/30/2032	6,734,000	6,068,950
3.40%, 10/29/2033	2,719,000	2,410,176
3.65%, 7/21/2027	2,445,000	2,398,032
3.88%, 1/23/2028 (a)	1,937,000	1,904,536
4.45%, 4/3/2026	1,924,000	1,920,056
4.63%, 10/15/2027	297,000	298,720
4.63%, 9/10/2029	1,610,000	1,611,401
4.95%, 9/10/2034	2,050,000	2,039,955
5.10%, 1/19/2029	1,084,000	1,109,691
5.30%, 1/19/2034	1,537,000	1,572,766
5.75%, 6/6/2028 (a)	1,966,000	2,049,437
6.10%, 1/15/2027	1,878,000	1,946,096
6.15%, 9/30/2030	1,518,000	1,634,081
6.45%, 4/15/2027	2,765,000	2,897,471
5 yr. CMT + 2.72%, 6.95%, 3/10/2055 (c)	250,000	258,835
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	1,729,000	1,605,134
5.50%, 8/20/2034	1,465,000	1,482,653
Air Lease Corp.:
1.88%, 8/15/2026	1,716,000	1,639,466
2.10%, 9/1/2028	1,610,000	1,473,102
2.20%, 1/15/2027	1,567,000	1,492,254
Series MTN, 2.88%, 1/15/2032 (a)	1,982,000	1,745,726
Series MTN, 3.00%, 2/1/2030	455,000	419,301
3.13%, 12/1/2030	2,021,000	1,848,588
3.63%, 4/1/2027 (a)	1,493,000	1,470,247
Security Description	Principal Amount	Value
3.63%, 12/1/2027	$1,845,000	$1,804,041
Series GMTN, 3.75%, 6/1/2026	1,813,000	1,793,075
4.63%, 10/1/2028 (a)	1,540,000	1,545,775
5.10%, 3/1/2029 (a)	1,666,000	1,705,151
Series MTN, 5.20%, 7/15/2031	1,600,000	1,636,288
Series MTN, 5.30%, 6/25/2026	630,000	640,534
Aircastle Ltd. 4.25%, 6/15/2026	1,302,000	1,292,430
Ally Financial, Inc.:
2.20%, 11/2/2028 (a)	1,895,000	1,704,571
4.75%, 6/9/2027 (a)	1,194,000	1,192,866
SOFR + 2.29%, 6.18%, 7/26/2035 (c)	1,620,000	1,657,908
6.70%, 2/14/2033 (a)	469,000	480,683
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	1,975,000	2,085,857
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	2,485,000	2,626,918
7.10%, 11/15/2027	1,616,000	1,713,025
8.00%, 11/1/2031 (a)	1,671,000	1,879,574
8.00%, 11/1/2031	3,932,000	4,451,496
American Express Co.:
1.65%, 11/4/2026	1,720,000	1,635,565
2.55%, 3/4/2027	3,163,000	3,053,086
3.13%, 5/20/2026	1,796,000	1,766,546
3.30%, 5/3/2027	3,143,000	3,082,403
4.05%, 5/3/2029 (a)	1,563,000	1,565,782
4.20%, 11/6/2025	1,593,000	1,593,812
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	1,883,000	1,866,222
4.90%, 2/13/2026 (a)	2,139,000	2,157,310
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	1,958,000	1,979,401
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	1,935,000	1,977,705
SOFR + 1.84%, 5.04%, 5/1/2034 (c)	1,872,000	1,919,062
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	5,766,000	5,876,534
SOFR + 1.28%, 5.28%, 7/27/2029 (a) (c)	2,293,000	2,374,493
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	2,690,000	2,801,151
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	2,533,000	2,654,533
SOFR + 1.93%, 5.63%, 7/28/2034 (c)	2,258,000	2,361,529
SOFR + 0.75%, 5.65%, 4/23/2027 (c)	4,336,000	4,421,463
5.85%, 11/5/2027 (a)	2,646,000	2,779,041
SOFR + 1.63%, 5.92%, 4/25/2035 (c)	1,766,000	1,885,505
SOFR + 1.33%, 6.34%, 10/30/2026 (c)	1,574,000	1,605,401

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	$1,210,000	$1,337,086
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	795,000	784,625
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	124,000	121,199
4.50%, 5/13/2032	990,000	998,425
5.15%, 5/15/2033	300,000	312,468
5.70%, 12/15/2028	1,688,000	1,787,119
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027 (a)	695,000	642,472
Apollo Global Management, Inc. 6.38%, 11/15/2033	1,039,000	1,156,812
BGC Group, Inc.:
6.60%, 6/10/2029	1,618,000	1,673,722
8.00%, 5/25/2028	3,245,000	3,493,632
BlackRock Funding, Inc.:
4.60%, 7/26/2027	2,235,000	2,285,869
4.70%, 3/14/2029	2,314,000	2,379,347
5.00%, 3/14/2034	1,712,000	1,783,818
BlackRock, Inc.:
1.90%, 1/28/2031	2,309,000	2,015,711
2.10%, 2/25/2032 (a)	1,985,000	1,714,464
2.40%, 4/30/2030	1,966,000	1,797,868
3.25%, 4/30/2029 (a)	2,050,000	1,989,812
4.75%, 5/25/2033	1,803,000	1,855,053
Blue Owl Finance LLC 6.25%, 4/18/2034 (a) (b)	1,423,000	1,489,952
Brookfield Capital Finance LLC 6.09%, 6/14/2033	1,714,000	1,853,091
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.34%, 1/30/2032	2,024,000	1,731,653
Brookfield Finance, Inc.:
2.72%, 4/15/2031	1,304,000	1,169,414
3.90%, 1/25/2028	1,936,000	1,909,477
4.25%, 6/2/2026 (a)	2,298,000	2,296,414
4.35%, 4/15/2030	1,162,000	1,151,914
4.85%, 3/29/2029	1,243,000	1,265,933
6.35%, 1/5/2034 (a)	1,434,000	1,578,103
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	5,269,000	5,006,288
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	2,737,000	2,240,207
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	1,960,000	1,674,957
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	2,264,000	2,128,477
3.65%, 5/11/2027	1,156,000	1,136,487
3.75%, 3/9/2027	1,826,000	1,802,828
3.80%, 1/31/2028	2,430,000	2,378,703
4.20%, 10/29/2025 (a)	3,996,000	3,967,509
Security Description	Principal Amount	Value
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	$3,658,000	$3,700,652
SOFR + 2.60%, 5.25%, 7/26/2030 (c)	1,774,000	1,805,382
SOFR + 2.37%, 5.27%, 5/10/2033 (c)	1,560,000	1,574,430
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	1,235,000	1,267,394
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	1,837,000	1,883,623
SOFR + 1.91%, 5.70%, 2/1/2030 (a) (c)	1,345,000	1,393,797
SOFR + 2.60%, 5.82%, 2/1/2034 (a) (c)	2,162,000	2,250,383
SOFR + 1.99%, 5.88%, 7/26/2035 (a) (c)	1,885,000	1,972,558
SOFR + 2.26%, 6.05%, 2/1/2035 (c)	2,484,000	2,630,357
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	3,152,000	3,318,489
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	2,364,000	2,554,349
SOFR + 2.44%, 7.15%, 10/29/2027 (c)	2,446,000	2,578,011
SOFR + 3.07%, 7.62%, 10/30/2031 (c)	2,902,000	3,299,574
Cboe Global Markets, Inc.:
1.63%, 12/15/2030 (a)	1,583,000	1,360,509
3.00%, 3/16/2032	560,000	508,318
3.65%, 1/12/2027	1,421,000	1,405,312
Charles Schwab Corp.:
0.90%, 3/11/2026	1,498,000	1,427,279
1.15%, 5/13/2026 (a)	1,704,000	1,625,190
1.65%, 3/11/2031 (a)	900,000	762,624
1.95%, 12/1/2031 (a)	1,565,000	1,332,785
2.00%, 3/20/2028 (a)	1,905,000	1,773,593
2.30%, 5/13/2031 (a)	1,793,000	1,583,506
2.45%, 3/3/2027	4,192,000	4,025,578
2.75%, 10/1/2029	953,000	888,167
2.90%, 3/3/2032 (a)	1,922,000	1,725,879
3.20%, 3/2/2027	1,912,000	1,868,731
3.20%, 1/25/2028	1,599,000	1,552,533
3.25%, 5/22/2029	1,922,000	1,847,234
3.30%, 4/1/2027	1,552,000	1,520,541
3.45%, 2/13/2026	1,785,000	1,764,972
4.00%, 2/1/2029	1,775,000	1,767,332
4.63%, 3/22/2030 (a)	2,071,000	2,116,521
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	1,742,000	1,819,223
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	2,050,000	2,195,119
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	2,184,000	2,387,789
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	1,840,000	1,965,267
CI Financial Corp. 3.20%, 12/17/2030	1,614,000	1,368,107

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CME Group, Inc.:
2.65%, 3/15/2032	$1,887,000	$1,705,565
3.75%, 6/15/2028 (a)	1,959,000	1,947,697
Credit Suisse USA LLC 7.13%, 7/15/2032	2,840,000	3,278,553
Discover Financial Services:
4.10%, 2/9/2027	12,000	11,893
4.50%, 1/30/2026	1,549,000	1,546,940
6.70%, 11/29/2032	1,794,000	1,970,960
SOFR + 3.37%, 7.96%, 11/2/2034 (c)	1,748,000	2,052,746
Eaton Vance Corp. 3.50%, 4/6/2027	4,172,000	4,105,206
Enact Holdings, Inc. 6.25%, 5/28/2029	1,915,000	1,989,915
Franklin Resources, Inc. 1.60%, 10/30/2030 (a)	4,813,000	4,083,397
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	1,839,000	1,524,531
2.10%, 6/15/2030	2,976,000	2,652,985
3.10%, 9/15/2027	643,000	626,231
3.75%, 12/1/2025	3,673,000	3,652,248
3.75%, 9/21/2028 (a)	9,100,000	8,977,150
4.00%, 9/15/2027 (a)	4,694,000	4,700,806
4.35%, 6/15/2029 (a)	1,797,000	1,810,783
4.60%, 3/15/2033 (a)	2,753,000	2,783,448
5.25%, 6/15/2031	715,000	752,487
Invesco Finance PLC 3.75%, 1/15/2026 (a)	1,241,000	1,231,060
Janus Henderson U.S. Holdings, Inc. 5.45%, 9/10/2034 (b)	2,000,000	1,990,760
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	1,186,000	1,028,772
2.75%, 10/15/2032	1,943,000	1,657,865
4.15%, 1/23/2030	1,451,000	1,416,249
4.85%, 1/15/2027	1,881,000	1,903,591
5.88%, 7/21/2028	1,934,000	2,018,593
6.20%, 4/14/2034	2,720,000	2,912,168
6.45%, 6/8/2027	2,081,000	2,184,655
Lazard Group LLC:
3.63%, 3/1/2027	1,038,000	1,016,638
4.38%, 3/11/2029 (a)	150,000	148,562
4.50%, 9/19/2028	1,066,000	1,060,276
6.00%, 3/15/2031	1,435,000	1,513,236
Legg Mason, Inc. 4.75%, 3/15/2026	2,016,000	2,028,681
LPL Holdings, Inc.:
5.70%, 5/20/2027	635,000	649,275
6.00%, 5/20/2034 (a)	1,958,000	2,045,679
6.75%, 11/17/2028	1,877,000	2,018,019
Mastercard, Inc.:
1.90%, 3/15/2031 (a)	1,334,000	1,169,491
2.00%, 11/18/2031	1,762,000	1,522,615
2.95%, 11/21/2026	1,372,000	1,345,863
Security Description	Principal Amount	Value
2.95%, 6/1/2029	$1,884,000	$1,805,249
3.30%, 3/26/2027	1,652,000	1,628,773
3.35%, 3/26/2030	2,955,000	2,854,678
3.50%, 2/26/2028	1,338,000	1,321,904
4.10%, 1/15/2028	1,400,000	1,410,010
4.35%, 1/15/2032	2,400,000	2,411,544
4.88%, 3/9/2028	1,112,000	1,148,318
4.88%, 5/9/2034	1,815,000	1,877,690
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	766,000	650,165
3.85%, 6/30/2026	2,736,000	2,718,462
5.35%, 6/28/2028	2,786,000	2,891,952
5.55%, 2/15/2034	100,000	105,449
Nomura Holdings, Inc.:
1.65%, 7/14/2026	1,874,000	1,782,361
2.17%, 7/14/2028	1,855,000	1,699,885
2.33%, 1/22/2027	1,960,000	1,865,136
2.61%, 7/14/2031	1,955,000	1,697,429
2.68%, 7/16/2030 (a)	1,715,000	1,534,325
2.71%, 1/22/2029 (a)	1,670,000	1,545,819
3.00%, 1/22/2032	1,582,000	1,390,483
3.10%, 1/16/2030	2,639,000	2,437,196
5.39%, 7/6/2027	1,573,000	1,607,386
5.59%, 7/2/2027	1,784,000	1,835,433
5.61%, 7/6/2029 (a)	926,000	965,799
5.71%, 1/9/2026	1,793,000	1,816,291
5.78%, 7/3/2034 (a)	1,905,000	2,001,850
5.84%, 1/18/2028 (a)	539,000	559,795
6.07%, 7/12/2028 (a)	1,618,000	1,701,117
6.09%, 7/12/2033 (a)	1,382,000	1,487,295
6.18%, 1/18/2033 (a)	1,390,000	1,504,592
ORIX Corp.:
2.25%, 3/9/2031	1,014,000	875,112
3.70%, 7/18/2027 (a)	470,000	461,940
4.00%, 4/13/2032 (a)	1,001,000	952,131
4.65%, 9/10/2029	1,950,000	1,959,984
5.00%, 9/13/2027	800,000	813,704
5.20%, 9/13/2032	1,519,000	1,558,433
Radian Group, Inc.:
4.88%, 3/15/2027 (a)	1,980,000	1,984,613
6.20%, 5/15/2029	585,000	611,530
Raymond James Financial, Inc. 4.65%, 4/1/2030	1,280,000	1,310,298
Stifel Financial Corp. 4.00%, 5/15/2030 (a)	1,636,000	1,572,507
Synchrony Financial:
2.88%, 10/28/2031 (a)	2,392,000	2,033,344
3.70%, 8/4/2026	1,993,000	1,956,209
3.95%, 12/1/2027	300,000	291,327
5.15%, 3/19/2029 (a)	1,886,000	1,883,756
SOFR + 2.13%, 5.94%, 8/2/2030 (a) (c)	1,145,000	1,177,014
TPG Operating Group II LP 5.88%, 3/5/2034 (a)	1,769,000	1,887,452

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Visa, Inc.:
0.75%, 8/15/2027 (a)	$808,000	$745,210
1.10%, 2/15/2031	2,371,000	1,986,969
1.90%, 4/15/2027 (a)	2,033,000	1,942,023
2.05%, 4/15/2030 (a)	4,138,000	3,746,214
2.75%, 9/15/2027	1,745,000	1,696,210
3.15%, 12/14/2025	4,216,500	4,171,088
Voya Financial, Inc.:
3 mo. USD Term SOFR + 2.08%, 4.70%, 1/23/2048 (c)	1,709,000	1,550,730
5.00%, 9/20/2034	1,085,000	1,079,108
Western Union Co.:
1.35%, 3/15/2026	2,150,000	2,051,551
2.75%, 3/15/2031 (a)	1,465,000	1,279,531
		445,299,154
ELECTRIC — 6.7%
AEP Texas, Inc.:
Series I, 2.10%, 7/1/2030	1,935,000	1,704,600
3.95%, 6/1/2028	105,000	103,596
4.70%, 5/15/2032	1,668,000	1,673,204
5.40%, 6/1/2033	1,019,000	1,047,929
5.45%, 5/15/2029	1,948,000	2,031,803
5.70%, 5/15/2034	1,735,000	1,823,502
AEP Transmission Co. LLC:
3.10%, 12/1/2026	630,000	616,165
5.15%, 4/1/2034	1,422,000	1,474,017
AES Corp.:
2.45%, 1/15/2031 (a)	1,858,000	1,608,861
5.45%, 6/1/2028 (a)	1,401,000	1,442,792
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	1,638,000	1,402,996
3.05%, 3/15/2032 (a)	1,348,000	1,229,201
3.75%, 9/1/2027 (a)	1,275,000	1,269,313
3.94%, 9/1/2032	292,000	282,846
5.85%, 11/15/2033	1,218,000	1,327,924
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (d)	1,816,000	1,838,682
Ameren Corp.:
1.75%, 3/15/2028	420,000	386,085
3.50%, 1/15/2031 (a)	1,934,000	1,830,280
3.65%, 2/15/2026	913,000	903,432
5.00%, 1/15/2029	1,593,000	1,631,535
5.70%, 12/1/2026	2,078,000	2,136,537
Ameren Illinois Co.:
1.55%, 11/15/2030	1,738,000	1,486,685
3.85%, 9/1/2032	367,000	350,657
4.95%, 6/1/2033	1,090,000	1,120,989
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	1,553,000	1,495,011
2.30%, 3/1/2030	1,109,000	995,860
Security Description	Principal Amount	Value
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (a) (c)	$3,591,000	$3,386,241
Series J, 4.30%, 12/1/2028	4,000	3,999
5.20%, 1/15/2029 (a)	250,000	258,133
5.63%, 3/1/2033 (a)	385,000	406,194
5.75%, 11/1/2027 (a)	1,029,000	1,075,789
5.95%, 11/1/2032	1,216,000	1,318,424
5 yr. CMT + 2.75%, 7.05%, 12/15/2054 (a) (c)	2,035,000	2,142,428
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031	1,492,000	1,333,117
Series X, 3.30%, 6/1/2027	1,605,000	1,566,705
Series BB, 4.50%, 8/1/2032	1,264,000	1,246,911
5.65%, 4/1/2034	1,359,000	1,429,668
Arizona Public Service Co.:
2.20%, 12/15/2031	301,000	255,260
2.60%, 8/15/2029 (a)	1,044,000	965,742
2.95%, 9/15/2027	204,000	196,654
6.35%, 12/15/2032	1,604,000	1,761,930
Atlantic City Electric Co.:
2.30%, 3/15/2031	1,707,000	1,500,863
4.00%, 10/15/2028	421,000	418,954
Avangrid, Inc. 3.80%, 6/1/2029 (a)	1,968,000	1,913,801
Baltimore Gas & Electric Co. 5.30%, 6/1/2034	1,935,000	2,026,409
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	1,880,000	1,589,728
3.25%, 4/15/2028 (a)	1,409,000	1,371,281
3.70%, 7/15/2030	1,731,000	1,692,918
Black Hills Corp.:
2.50%, 6/15/2030	1,274,000	1,133,975
3.05%, 10/15/2029	1,858,000	1,731,322
3.95%, 1/15/2026	913,000	905,495
4.35%, 5/1/2033	297,000	284,639
5.95%, 3/15/2028	1,400,000	1,468,376
6.15%, 5/15/2034	133,000	143,577
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	1,253,000	1,102,866
Series Z, 2.40%, 9/1/2026 (a)	1,721,000	1,664,878
Series AG, 3.00%, 3/1/2032	1,534,000	1,383,637
Series AI, 4.45%, 10/1/2032 (a)	1,601,000	1,592,114
4.95%, 4/1/2033	1,688,001	1,722,689
5.15%, 3/1/2034	738,000	764,856
Series K2, 6.95%, 3/15/2033	1,108,000	1,273,823
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	1,686,000	1,608,174
5.25%, 8/10/2026	1,611,000	1,637,646
5.40%, 6/1/2029	2,426,000	2,519,571
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	1,895,000	1,864,585

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CMS Energy Corp.:
3.00%, 5/15/2026	$1,333,000	$1,301,435
3.45%, 8/15/2027	415,000	406,683
5 yr. CMT + 2.90%, 3.75%, 12/1/2050 (a) (c)	714,000	620,830
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (a) (c)	2,527,000	2,422,281
Commonwealth Edison Co.:
2.20%, 3/1/2030 (a)	1,579,000	1,424,605
2.55%, 6/15/2026	1,930,000	1,881,441
Series 122, 2.95%, 8/15/2027 (a)	1,744,000	1,695,726
3.70%, 8/15/2028 (a)	319,000	314,505
4.90%, 2/1/2033 (a)	1,608,000	1,648,120
5.30%, 6/1/2034 (a)	965,000	1,016,203
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	1,199,000	1,150,440
Series A, 2.05%, 7/1/2031	1,508,000	1,301,404
Series A, 3.20%, 3/15/2027	433,000	425,093
4.65%, 1/1/2029	150,000	152,570
4.95%, 8/15/2034 (a)	535,000	550,167
Consolidated Edison Co. of New York, Inc.:
Series B, 3.13%, 11/15/2027	1,645,000	1,598,924
3.80%, 5/15/2028 (a)	1,630,000	1,610,049
5.20%, 3/1/2033 (a)	520,000	544,575
5.38%, 5/15/2034	1,180,000	1,252,499
5.50%, 3/15/2034	2,426,000	2,595,966
Constellation Energy Generation LLC:
5.60%, 3/1/2028 (a)	1,764,000	1,841,563
5.80%, 3/1/2033	1,892,000	2,029,529
6.13%, 1/15/2034 (a)	10,000	10,990
Consumers Energy Co.:
3.60%, 8/15/2032	420,000	396,887
3.80%, 11/15/2028	504,000	497,292
4.60%, 5/30/2029	1,852,000	1,888,966
4.65%, 3/1/2028	502,000	510,444
4.70%, 1/15/2030	585,000	599,467
4.90%, 2/15/2029 (a)	400,000	412,576
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	2,527,000	2,188,685
5.30%, 5/15/2033	1,609,000	1,684,800
6.63%, 2/1/2032	1,672,000	1,881,318
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	1,976,000	1,892,929
Series C, 2.25%, 8/15/2031 (a)	1,783,000	1,543,115
Series D, 2.85%, 8/15/2026	1,663,000	1,619,895
Series B, 3.60%, 3/15/2027	565,000	556,039
4.25%, 6/1/2028 (a)	1,483,000	1,484,008
Series A, 4.35%, 8/15/2032	874,000	863,407
Series F, 5.25%, 8/1/2033	200,000	206,238
5.38%, 11/15/2032	1,844,000	1,930,244
Security Description	Principal Amount	Value
Series E, 6.30%, 3/15/2033	$631,000	$689,841
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (c)	1,361,000	1,491,357
DTE Electric Co.:
Series A, 1.90%, 4/1/2028 (a)	688,000	639,812
2.25%, 3/1/2030	1,704,000	1,550,589
Series C, 2.63%, 3/1/2031 (a)	861,000	779,989
Series A, 3.00%, 3/1/2032	1,425,000	1,301,823
5.20%, 4/1/2033	2,457,000	2,574,813
5.20%, 3/1/2034	1,136,000	1,189,994
DTE Energy Co.:
2.85%, 10/1/2026 (a)	300,000	292,032
2.95%, 3/1/2030	1,479,000	1,367,202
Series C, 3.40%, 6/15/2029	1,778,000	1,700,426
4.88%, 6/1/2028	1,491,000	1,522,833
4.95%, 7/1/2027	2,181,000	2,218,644
5.10%, 3/1/2029 (a)	2,176,000	2,240,780
5.85%, 6/1/2034	1,955,000	2,099,494
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	1,146,000	1,062,365
2.45%, 2/1/2030	1,051,000	962,663
2.55%, 4/15/2031	1,774,000	1,593,673
2.95%, 12/1/2026	599,000	586,421
4.85%, 1/15/2034	1,647,000	1,685,260
4.95%, 1/15/2033	1,911,000	1,970,719
6.45%, 10/15/2032	2,730,000	3,039,036
Duke Energy Corp.:
2.45%, 6/1/2030	1,096,000	989,008
2.55%, 6/15/2031	1,980,000	1,750,102
2.65%, 9/1/2026	2,476,000	2,408,999
3.15%, 8/15/2027	1,471,000	1,430,047
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	3,337,000	3,101,575
3.40%, 6/15/2029	868,000	833,879
4.30%, 3/15/2028	404,000	404,489
4.50%, 8/15/2032 (a)	1,910,000	1,889,391
4.85%, 1/5/2027	1,117,000	1,135,352
4.85%, 1/5/2029 (a)	1,147,000	1,170,926
5.00%, 12/8/2025	1,468,000	1,478,452
5.00%, 12/8/2027	777,000	796,044
5.45%, 6/15/2034 (a)	1,935,000	2,020,817
5.75%, 9/15/2033 (a)	1,526,000	1,641,305
Duke Energy Florida LLC:
1.75%, 6/15/2030	1,564,000	1,366,639
2.40%, 12/15/2031	525,000	460,619
2.50%, 12/1/2029 (a)	1,246,000	1,153,447
3.80%, 7/15/2028	470,000	465,808
5.88%, 11/15/2033	1,456,000	1,593,621
Duke Energy Indiana LLC 5.25%, 3/1/2034	1,640,000	1,722,623
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	1,649,000	1,471,650
3.65%, 2/1/2029	1,578,000	1,544,862

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 4/1/2033 (a)	$1,874,000	$1,956,981
Duke Energy Progress LLC:
2.00%, 8/15/2031 (a)	1,433,000	1,230,402
3.40%, 4/1/2032 (a)	657,000	613,158
3.45%, 3/15/2029 (a)	1,741,000	1,695,577
3.70%, 9/1/2028	564,000	556,583
5.10%, 3/15/2034 (a)	1,642,000	1,715,102
Edison International:
4.13%, 3/15/2028 (a)	1,671,000	1,656,579
5.25%, 11/15/2028	1,321,000	1,358,160
5.45%, 6/15/2029	870,000	903,617
5.75%, 6/15/2027 (a)	1,120,000	1,156,098
6.95%, 11/15/2029	1,533,000	1,691,313
Emera U.S. Finance LP:
2.64%, 6/15/2031	901,000	782,600
3.55%, 6/15/2026 (a)	1,112,000	1,091,384
Enel Americas SA 4.00%, 10/25/2026 (a)	1,149,000	1,138,625
Enel Chile SA 4.88%, 6/12/2028	1,917,000	1,922,598
Entergy Arkansas LLC:
3.50%, 4/1/2026	486,000	481,704
5.15%, 1/15/2033	1,247,000	1,296,930
5.30%, 9/15/2033 (a)	695,000	725,962
5.45%, 6/1/2034	2,097,000	2,224,519
Entergy Corp.:
2.40%, 6/15/2031	1,664,000	1,449,228
2.80%, 6/15/2030	1,958,000	1,789,984
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	1,985,000	2,062,693
Entergy Louisiana LLC:
1.60%, 12/15/2030	1,567,000	1,332,389
2.35%, 6/15/2032	150,000	129,228
2.40%, 10/1/2026	1,328,000	1,284,986
3.05%, 6/1/2031	1,867,000	1,719,395
3.12%, 9/1/2027	1,877,000	1,832,984
3.25%, 4/1/2028 (a)	1,427,000	1,381,393
4.00%, 3/15/2033	1,693,000	1,620,066
5.15%, 9/15/2034	1,235,000	1,273,606
5.35%, 3/15/2034	2,129,000	2,227,253
Entergy Mississippi LLC:
2.85%, 6/1/2028 (a)	616,000	586,247
5.00%, 9/1/2033	137,000	139,555
Entergy Texas, Inc. 1.75%, 3/15/2031	1,894,000	1,606,472
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026 (a)	947,000	922,681
3.10%, 4/1/2027	194,000	189,133
5.90%, 11/15/2033	960,000	1,036,042
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	1,604,000	1,433,703
4.95%, 4/15/2033	335,000	341,144
5.40%, 4/1/2034	1,077,000	1,125,153
Evergy, Inc. 2.90%, 9/15/2029	1,814,000	1,685,006
Security Description	Principal Amount	Value
Eversource Energy:
Series U, 1.40%, 8/15/2026	$1,205,000	$1,141,231
2.55%, 3/15/2031	1,172,000	1,026,004
2.90%, 3/1/2027	1,719,000	1,664,009
Series M, 3.30%, 1/15/2028	1,900,000	1,833,728
3.38%, 3/1/2032	1,523,000	1,387,742
Series O, 4.25%, 4/1/2029	630,000	625,514
4.60%, 7/1/2027	1,518,000	1,527,290
4.75%, 5/15/2026	1,685,000	1,695,413
5.00%, 1/1/2027	1,961,000	1,993,533
5.13%, 5/15/2033	1,538,000	1,566,468
5.45%, 3/1/2028 (a)	1,831,000	1,898,271
5.50%, 1/1/2034	1,130,000	1,174,951
5.85%, 4/15/2031	1,522,000	1,619,895
5.95%, 2/1/2029	1,566,000	1,657,799
5.95%, 7/15/2034 (a)	400,000	429,916
Exelon Corp.:
2.75%, 3/15/2027	150,000	145,184
3.35%, 3/15/2032	1,396,000	1,297,610
3.40%, 4/15/2026	1,919,000	1,895,627
4.05%, 4/15/2030 (a)	1,813,000	1,785,424
5.15%, 3/15/2028 (a)	1,357,000	1,394,209
5.30%, 3/15/2033 (a)	1,758,000	1,835,141
5.45%, 3/15/2034 (a)	1,117,000	1,172,224
FirstEnergy Corp.:
Series A, 1.60%, 1/15/2026 (a)	960,000	923,098
Series B, 2.25%, 9/1/2030 (a)	1,261,000	1,116,540
2.65%, 3/1/2030	5,000	4,573
Series B, 3.90%, 7/15/2027	2,768,000	2,737,248
FirstEnergy Transmission LLC 4.55%, 1/15/2030 (b)	665,000	670,819
Florida Power & Light Co.:
2.45%, 2/3/2032	2,678,000	2,367,941
3.13%, 12/1/2025	1,519,000	1,503,111
Series A, 3.30%, 5/30/2027	1,905,000	1,871,186
4.40%, 5/15/2028	2,884,000	2,917,253
4.45%, 5/15/2026 (a)	1,421,000	1,431,501
4.63%, 5/15/2030	2,066,000	2,119,468
4.80%, 5/15/2033	2,492,000	2,554,425
5.05%, 4/1/2028	2,372,000	2,448,900
5.10%, 4/1/2033 (a)	1,680,000	1,756,978
5.15%, 6/15/2029	1,849,000	1,929,672
5.30%, 6/15/2034	1,583,000	1,680,260
5.63%, 4/1/2034	128,000	139,080
Fortis, Inc. 3.06%, 10/4/2026	1,996,000	1,942,427
Georgia Power Co.:
Series B, 2.65%, 9/15/2029	934,000	871,926
3.25%, 4/1/2026	50,000	49,356
3.25%, 3/30/2027	1,923,000	1,885,309
4.65%, 5/16/2028	1,359,000	1,384,237
4.70%, 5/15/2032	1,691,000	1,722,537
4.95%, 5/17/2033	1,892,000	1,945,430

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/23/2027	$1,961,000	$2,004,162
Idaho Power Co. 5.20%, 8/15/2034 (a)	1,125,000	1,164,937
Indiana Michigan Power Co. 3.85%, 5/15/2028	474,000	468,193
Interstate Power & Light Co.:
2.30%, 6/1/2030	1,260,000	1,124,588
4.10%, 9/26/2028	948,000	942,777
4.95%, 9/30/2034	750,000	761,670
5.70%, 10/15/2033	1,233,000	1,312,035
IPALCO Enterprises, Inc.:
4.25%, 5/1/2030	1,659,000	1,603,589
5.75%, 4/1/2034	1,865,000	1,951,312
ITC Holdings Corp.:
3.25%, 6/30/2026	2,497,000	2,450,756
3.35%, 11/15/2027	752,000	732,801
Kentucky Utilities Co. Series KENT, 5.45%, 4/15/2033	1,588,000	1,676,007
Louisville Gas & Electric Co.:
Series 25, 3.30%, 10/1/2025	637,000	630,069
Series LOU, 5.45%, 4/15/2033	1,305,000	1,375,483
MidAmerican Energy Co.:
3.65%, 4/15/2029	191,000	187,627
6.75%, 12/30/2031	1,548,000	1,788,668
Mississippi Power Co. 3.95%, 3/30/2028	1,332,000	1,316,935
National Grid PLC:
5.42%, 1/11/2034 (a)	1,920,000	2,001,466
5.60%, 6/12/2028	1,434,000	1,497,827
5.81%, 6/12/2033	1,843,000	1,970,554
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	797,000	755,556
1.35%, 3/15/2031	1,710,000	1,419,693
Series MTN, 1.65%, 6/15/2031	1,343,000	1,120,881
2.40%, 3/15/2030	610,000	553,666
2.75%, 4/15/2032	1,957,000	1,751,613
3.05%, 4/25/2027	1,888,000	1,841,102
Series MTN, 3.25%, 11/1/2025	971,000	960,309
3.90%, 11/1/2028	1,865,000	1,846,014
4.02%, 11/1/2032 (a)	847,000	823,208
4.12%, 9/16/2027	580,000	584,008
4.45%, 3/13/2026	1,580,000	1,587,710
4.80%, 3/15/2028 (a)	748,000	764,613
Series GMTN, 4.80%, 2/5/2027	1,000,000	1,018,420
Series GMTN, 4.85%, 2/7/2029	1,262,000	1,295,329
5.00%, 8/15/2034	985,000	1,010,127
Security Description	Principal Amount	Value
Series MTN, 5.10%, 5/6/2027	$1,430,000	$1,466,551
5.15%, 6/15/2029	1,530,000	1,589,012
3 mo. USD Term SOFR + 3.63%, 5.25%, 4/20/2046 (c)	1,414,000	1,409,998
5.45%, 10/30/2025	54,000	54,691
Series MTN, 5.60%, 11/13/2026	705,000	725,840
5.80%, 1/15/2033 (a)	1,535,000	1,665,429
5 yr. CMT + 3.53%, 7.13%, 9/15/2053 (c)	300,000	315,024
Series MTN, 8.00%, 3/1/2032 (a)	1,981,000	2,404,815
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	1,270,000	1,152,995
Series CC, 3.70%, 5/1/2029 (a)	597,000	585,078
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	300,000	284,892
1.90%, 6/15/2028 (a)	2,582,000	2,380,346
2.25%, 6/1/2030	3,530,000	3,157,232
2.44%, 1/15/2032 (a)	1,552,000	1,346,577
2.75%, 11/1/2029	1,508,000	1,406,949
3.50%, 4/1/2029	1,227,000	1,188,374
3.55%, 5/1/2027 (a)	1,623,000	1,600,181
5 yr. CMT + 2.55%, 3.80%, 3/15/2082 (c)	654,000	623,184
4.63%, 7/15/2027 (a)	1,972,000	2,002,172
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (c)	2,523,000	2,393,015
4.90%, 2/28/2028	1,933,000	1,974,811
4.90%, 3/15/2029	1,186,000	1,215,662
4.95%, 1/29/2026	1,999,000	2,019,170
5.00%, 2/28/2030 (a)	1,483,000	1,533,867
5.00%, 7/15/2032 (a)	1,911,000	1,967,413
5.05%, 2/28/2033 (a)	1,236,000	1,271,102
5.25%, 3/15/2034	1,703,000	1,768,021
3 mo. USD Term SOFR + 3.16%, 5.65%, 5/1/2079 (c)	589,000	588,252
5 yr. CMT + 2.46%, 6.75%, 6/15/2054 (c)	750,000	810,540
Northern States Power Co. 2.25%, 4/1/2031	1,201,000	1,059,474
NSTAR Electric Co.:
3.20%, 5/15/2027	71,000	69,443
3.25%, 5/15/2029 (a)	125,000	120,099
3.95%, 4/1/2030 (a)	1,297,000	1,281,241
5.40%, 6/1/2034 (a)	1,345,000	1,420,710
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	101,000	84,772
Series P, 2.60%, 4/1/2030	1,512,000	1,375,996
5.00%, 6/1/2033	530,000	539,095

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.65%, 6/1/2034	$775,000	$819,578
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	1,422,000	1,344,558
3.80%, 8/15/2028	201,000	198,248
5.40%, 1/15/2033 (a)	1,211,000	1,273,451
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030 (a)	50,000	46,073
4.15%, 6/1/2032	1,652,000	1,616,730
4.30%, 5/15/2028 (a)	1,253,000	1,260,054
4.55%, 9/15/2032	931,000	935,478
5.65%, 11/15/2033	1,510,000	1,628,369
5.75%, 3/15/2029	1,952,000	2,069,628
7.00%, 5/1/2032	1,754,000	2,023,590
7.25%, 1/15/2033	886,000	1,041,387
Pacific Gas & Electric Co.:
2.10%, 8/1/2027 (a)	1,764,000	1,653,944
2.50%, 2/1/2031	3,480,000	3,050,116
2.95%, 3/1/2026	1,889,000	1,843,891
3.00%, 6/15/2028 (a)	1,839,000	1,750,195
3.15%, 1/1/2026	3,548,422	3,482,102
3.25%, 6/1/2031	1,749,000	1,594,179
3.30%, 3/15/2027	1,910,000	1,857,246
3.30%, 12/1/2027 (a)	1,810,507	1,747,900
3.75%, 7/1/2028	1,547,500	1,505,656
4.20%, 3/1/2029 (a)	1,003,000	988,065
4.40%, 3/1/2032	1,491,000	1,448,029
4.55%, 7/1/2030 (a)	5,114,368	5,077,391
4.65%, 8/1/2028 (a)	1,384,000	1,388,318
5.45%, 6/15/2027	1,443,000	1,478,007
5.55%, 5/15/2029	1,971,000	2,047,120
5.80%, 5/15/2034	197,000	208,286
5.90%, 6/15/2032	1,557,000	1,648,661
6.10%, 1/15/2029	2,089,000	2,206,590
6.15%, 1/15/2033	1,657,000	1,780,761
6.40%, 6/15/2033	1,646,000	1,799,276
6.95%, 3/15/2034 (a)	1,100,000	1,252,020
PacifiCorp:
2.70%, 9/15/2030	1,901,000	1,726,013
3.50%, 6/15/2029	1,587,000	1,533,582
5.10%, 2/15/2029	1,746,000	1,803,251
5.30%, 2/15/2031	1,762,000	1,835,000
5.45%, 2/15/2034	1,417,000	1,473,085
7.70%, 11/15/2031	1,464,000	1,720,786
PECO Energy Co.:
3.15%, 10/15/2025	478,000	472,723
4.90%, 6/15/2033	1,398,000	1,436,109
Potomac Electric Power Co. 5.20%, 3/15/2034	2,000	2,094
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	1,177,000	1,152,365
4.13%, 4/15/2030	805,000	791,291
5.25%, 9/1/2034	890,000	916,202
PPL Electric Utilities Corp. 5.00%, 5/15/2033	1,421,000	1,464,682
Security Description	Principal Amount	Value
Progress Energy, Inc.:
7.00%, 10/30/2031	$1,112,000	$1,266,357
7.75%, 3/1/2031	1,962,000	2,299,719
Public Service Co. of Colorado:
1.88%, 6/15/2031 (a)	1,364,000	1,162,810
Series 35, 1.90%, 1/15/2031	1,266,000	1,090,798
3.70%, 6/15/2028	1,094,000	1,077,437
Series 38, 4.10%, 6/1/2032	1,352,000	1,320,025
5.35%, 5/15/2034	250,000	262,205
Public Service Co. of New Hampshire:
Series V, 2.20%, 6/15/2031	496,000	431,902
5.35%, 10/1/2033	1,612,000	1,707,543
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	498,000	425,342
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026 (a)	641,000	612,168
Series MTN, 1.90%, 8/15/2031	1,249,000	1,064,560
Series MTN, 2.45%, 1/15/2030	1,116,000	1,023,160
Series MTN, 3.00%, 5/15/2027 (a)	1,394,000	1,359,011
Series MTN, 3.10%, 3/15/2032	1,436,000	1,319,469
Series MTN, 3.65%, 9/1/2028	240,000	236,095
Series MTN, 3.70%, 5/1/2028	265,000	261,470
Series MTN, 4.65%, 3/15/2033	1,144,000	1,159,387
4.85%, 8/1/2034	1,962,000	2,005,831
Series MTN, 4.90%, 12/15/2032	178,000	184,109
5.20%, 8/1/2033	10,000	10,533
Series MTN, 5.20%, 3/1/2034 (a)	1,238,000	1,298,922
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	722,000	617,187
2.45%, 11/15/2031	1,650,000	1,445,532
5.45%, 4/1/2034 (a)	1,952,000	2,035,116
5.88%, 10/15/2028	1,715,000	1,809,291
6.13%, 10/15/2033	2,355,000	2,564,901
Puget Energy, Inc.:
2.38%, 6/15/2028	967,000	895,394
4.10%, 6/15/2030	1,035,000	996,539
4.22%, 3/15/2032	821,000	771,748
Puget Sound Energy, Inc. 5.33%, 6/15/2034	1,420,000	1,488,061
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	5,312,000	4,597,377

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 5/15/2026	$909,000	$887,975
3.00%, 3/15/2032	650,000	592,247
4.95%, 8/15/2028	1,263,000	1,298,061
Sempra:
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	1,916,000	1,825,871
5.40%, 8/1/2026	1,586,000	1,616,213
5.50%, 8/1/2033	1,782,000	1,871,367
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (c)	7,369,000	7,656,759
Sierra Pacific Power Co. 2.60%, 5/1/2026	1,364,000	1,330,241
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026	1,186,000	1,137,101
2.25%, 6/1/2030	1,847,000	1,651,089
Series G, 2.50%, 6/1/2031	1,326,000	1,173,656
2.75%, 2/1/2032	1,349,000	1,200,165
2.85%, 8/1/2029 (a)	1,347,000	1,264,159
Series B, 3.65%, 3/1/2028	1,643,000	1,609,549
Series A, 4.20%, 3/1/2029	202,000	201,234
4.40%, 9/6/2026 (a)	2,625,000	2,644,976
Series D, 4.70%, 6/1/2027	1,737,000	1,761,196
4.88%, 2/1/2027 (a)	656,000	666,483
4.90%, 6/1/2026	2,902,000	2,930,527
5.15%, 6/1/2029	4,893,000	5,076,683
5.35%, 3/1/2026	1,452,000	1,473,054
5.45%, 6/1/2031	1,951,000	2,063,787
5.95%, 11/1/2032	1,760,000	1,915,672
Series 2004-B, 6.00%, 1/15/2034	324,000	355,801
6.65%, 4/1/2029	1,774,000	1,931,265
Southern Co.:
Series 21-B, 1.75%, 3/15/2028	651,000	597,345
Series A, 3.70%, 4/30/2030	1,473,000	1,423,979
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (c)	3,348,000	3,241,734
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (c)	1,159,000	1,143,446
5.11%, 8/1/2027	1,881,000	1,924,470
5.15%, 10/6/2025	743,000	748,298
5.20%, 6/15/2033	1,710,000	1,772,415
5.50%, 3/15/2029	1,844,000	1,934,965
5.70%, 10/15/2032	1,289,000	1,381,924
5.70%, 3/15/2034 (a)	1,655,000	1,777,453
Southern Power Co.:
0.90%, 1/15/2026	1,299,000	1,243,416
4.15%, 12/1/2025	839,000	835,996
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	1,560,000	1,511,515
Series M, 4.10%, 9/15/2028	1,246,000	1,235,770
5.30%, 4/1/2033	1,796,000	1,852,574
Security Description	Principal Amount	Value
System Energy Resources, Inc. 6.00%, 4/15/2028	$1,828,000	$1,916,548
Tampa Electric Co. 2.40%, 3/15/2031 (a)	1,211,000	1,063,282
Tucson Electric Power Co.:
1.50%, 8/1/2030	1,542,000	1,316,714
5.20%, 9/15/2034 (a)	695,000	711,298
Union Electric Co.:
2.15%, 3/15/2032	450,000	385,466
2.95%, 6/15/2027	469,000	455,826
2.95%, 3/15/2030	1,247,000	1,166,182
5.20%, 4/1/2034	1,639,000	1,713,755
Virginia Electric & Power Co.:
2.30%, 11/15/2031	480,000	418,507
2.40%, 3/30/2032	1,934,000	1,686,119
Series A, 2.88%, 7/15/2029	1,383,000	1,301,334
Series B, 2.95%, 11/15/2026 (a)	1,321,000	1,291,462
Series A, 3.15%, 1/15/2026	1,807,000	1,785,479
Series A, 3.50%, 3/15/2027	1,738,000	1,716,431
Series B, 3.75%, 5/15/2027	1,508,000	1,496,705
Series A, 3.80%, 4/1/2028 (a)	300,000	297,162
5.00%, 4/1/2033 (a)	1,753,000	1,797,105
5.00%, 1/15/2034	970,000	994,201
5.05%, 8/15/2034 (a)	1,300,000	1,335,243
5.30%, 8/15/2033	1,383,000	1,442,746
WEC Energy Group, Inc.:
1.38%, 10/15/2027	541,000	497,725
1.80%, 10/15/2030 (a)	1,952,000	1,687,114
4.75%, 1/9/2026	1,802,000	1,809,965
4.75%, 1/15/2028 (a)	616,000	625,862
5.15%, 10/1/2027	150,000	154,022
5.60%, 9/12/2026	1,350,000	1,384,452
Wisconsin Electric Power Co.:
1.70%, 6/15/2028	663,000	608,263
4.60%, 10/1/2034	400,000	401,124
4.75%, 9/30/2032 (a)	84,000	86,452
5.63%, 5/15/2033	1,584,000	1,713,460
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	650,000	548,678
3.05%, 10/15/2027	550,000	534,083
3.95%, 9/1/2032	550,000	528,676
4.95%, 4/1/2033	940,000	959,721
5.38%, 3/30/2034	1,312,000	1,374,202
Wisconsin Public Service Corp. 5.35%, 11/10/2025	1,486,000	1,502,019
Xcel Energy, Inc.:
1.75%, 3/15/2027	1,475,000	1,389,494
2.35%, 11/15/2031	412,000	353,022
2.60%, 12/1/2029	5,525,000	5,052,391
3.35%, 12/1/2026	1,385,000	1,357,231
3.40%, 6/1/2030	1,813,000	1,719,739
4.00%, 6/15/2028 (a)	531,000	524,309
4.60%, 6/1/2032 (a)	615,000	609,410

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 8/15/2033 (a)	$1,780,000	$1,846,305
5.50%, 3/15/2034 (a)	1,570,000	1,633,302
		637,616,718
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030 (a)	1,928,000	1,688,870
Emerson Electric Co.:
0.88%, 10/15/2026	1,758,000	1,656,001
1.80%, 10/15/2027	1,707,000	1,601,985
1.95%, 10/15/2030 (a)	1,788,000	1,585,527
2.00%, 12/21/2028	1,455,000	1,343,373
2.20%, 12/21/2031	846,000	742,644
		8,618,400
ELECTRONICS — 1.1%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,862,000	1,648,596
2.30%, 3/12/2031	1,997,000	1,751,509
2.75%, 9/15/2029 (a)	6,946,000	6,457,696
3.05%, 9/22/2026	632,000	617,199
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	1,153,000	1,126,550
5.41%, 7/1/2032	1,987,000	2,070,295
5.60%, 5/29/2034	3,145,000	3,289,764
Amphenol Corp.:
2.80%, 2/15/2030	629,000	582,228
4.35%, 6/1/2029 (a)	350,000	352,541
4.75%, 3/30/2026	2,851,000	2,873,124
5.05%, 4/5/2027	627,000	642,042
5.05%, 4/5/2029	1,182,000	1,219,800
5.25%, 4/5/2034	1,667,000	1,742,048
Arrow Electronics, Inc.:
2.95%, 2/15/2032	1,673,000	1,468,710
3.88%, 1/12/2028	1,904,000	1,860,151
5.15%, 8/21/2029	1,275,000	1,293,844
5.88%, 4/10/2034	657,000	681,572
Avnet, Inc.:
3.00%, 5/15/2031	1,283,000	1,126,705
4.63%, 4/15/2026	971,000	970,213
5.50%, 6/1/2032 (a)	1,531,000	1,553,628
Flex Ltd.:
3.75%, 2/1/2026	1,725,000	1,705,870
4.88%, 6/15/2029	1,855,000	1,856,744
4.88%, 5/12/2030	5,121,000	5,126,633
5.25%, 1/15/2032 (a)	625,000	630,656
6.00%, 1/15/2028	365,000	378,461
Fortive Corp. 3.15%, 6/15/2026	1,621,000	1,589,342
Honeywell International, Inc.:
1.10%, 3/1/2027	1,762,000	1,650,536
1.75%, 9/1/2031 (a)	558,000	478,825
1.95%, 6/1/2030	1,959,000	1,751,307
2.50%, 11/1/2026	1,882,000	1,832,485
2.70%, 8/15/2029 (a)	1,838,000	1,735,899
4.25%, 1/15/2029 (a)	1,645,000	1,668,112
Security Description	Principal Amount	Value
4.50%, 1/15/2034 (a)	$80,000	$80,663
4.65%, 7/30/2027	3,170,000	3,233,590
4.70%, 2/1/2030	2,370,000	2,435,507
4.75%, 2/1/2032 (a)	2,370,000	2,438,683
4.88%, 9/1/2029	1,494,000	1,548,411
4.95%, 2/15/2028 (a)	300,000	310,590
4.95%, 9/1/2031	987,000	1,032,353
5.00%, 2/15/2033 (a)	1,859,000	1,942,897
Hubbell, Inc.:
2.30%, 3/15/2031	600,000	526,194
3.15%, 8/15/2027	2,344,000	2,271,875
3.35%, 3/1/2026	1,927,000	1,898,673
3.50%, 2/15/2028	108,000	105,391
Jabil, Inc.:
1.70%, 4/15/2026	2,255,000	2,161,372
3.00%, 1/15/2031	1,659,000	1,488,339
3.60%, 1/15/2030	1,606,000	1,515,389
3.95%, 1/12/2028 (a)	1,804,000	1,771,438
4.25%, 5/15/2027	159,000	158,043
5.45%, 2/1/2029	400,000	411,908
Keysight Technologies, Inc.:
3.00%, 10/30/2029	1,393,000	1,300,811
4.60%, 4/6/2027 (a)	1,606,000	1,615,845
TD SYNNEX Corp.:
1.75%, 8/9/2026	1,523,000	1,447,596
2.65%, 8/9/2031	3,128,000	2,677,412
6.10%, 4/12/2034	1,934,000	2,049,208
Trimble, Inc.:
4.90%, 6/15/2028 (a)	1,602,000	1,625,357
6.10%, 3/15/2033	1,500,000	1,619,640
Tyco Electronics Group SA:
2.50%, 2/4/2032	50,000	44,319
3.13%, 8/15/2027 (a)	1,942,000	1,894,868
3.70%, 2/15/2026	1,959,000	1,944,699
4.63%, 2/1/2030 (a)	1,971,000	2,007,799
Vontier Corp.:
1.80%, 4/1/2026	4,295,000	4,110,487
2.40%, 4/1/2028	1,808,000	1,663,016
2.95%, 4/1/2031	1,659,000	1,445,089
		104,510,547
ENGINEERING & CONSTRUCTION — 0.0% (e)
Jacobs Engineering Group, Inc.:
5.90%, 3/1/2033	1,708,000	1,791,504
6.35%, 8/18/2028	350,000	372,418
MasTec, Inc. 5.90%, 6/15/2029 (a)	1,510,000	1,572,861
		3,736,783
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	8,357,000	8,080,717
4.05%, 3/15/2029	3,029,000	2,869,614
4.28%, 3/15/2032 (a)	10,033,000	8,910,709
		19,861,040

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.5%
Republic Services, Inc.:
0.88%, 11/15/2025 (a)	$1,338,000	$1,286,888
1.45%, 2/15/2031	1,632,000	1,367,453
1.75%, 2/15/2032 (a)	883,000	734,347
2.30%, 3/1/2030 (a)	311,000	282,149
2.38%, 3/15/2033 (a)	165,000	140,176
3.38%, 11/15/2027	1,341,000	1,313,858
3.95%, 5/15/2028	2,780,000	2,765,377
5.00%, 11/15/2029 (a)	3,745,000	3,879,258
5.00%, 12/15/2033	1,568,000	1,616,498
Veralto Corp.:
5.35%, 9/18/2028	1,501,000	1,563,141
5.45%, 9/18/2033	1,357,000	1,421,973
5.50%, 9/18/2026 (a)	1,860,000	1,900,678
Waste Connections, Inc.:
2.20%, 1/15/2032	1,519,000	1,304,669
2.60%, 2/1/2030	1,097,000	1,013,540
3.20%, 6/1/2032	630,000	575,789
3.50%, 5/1/2029 (a)	3,840,000	3,738,355
4.25%, 12/1/2028 (a)	1,214,000	1,218,067
5.00%, 3/1/2034 (a)	2,588,000	2,654,771
Waste Management, Inc.:
0.75%, 11/15/2025 (a)	1,614,000	1,553,152
1.15%, 3/15/2028 (a)	1,076,000	976,782
1.50%, 3/15/2031	1,570,000	1,328,707
2.00%, 6/1/2029 (a)	2,031,000	1,857,329
3.15%, 11/15/2027	1,959,000	1,914,159
4.15%, 4/15/2032	1,585,000	1,571,385
4.63%, 2/15/2030 (a)	1,677,000	1,717,248
4.63%, 2/15/2033	300,000	305,238
4.88%, 2/15/2029 (a)	2,393,000	2,474,601
4.88%, 2/15/2034 (a)	25,000	25,781
4.95%, 7/3/2027 (a)	1,734,000	1,780,714
4.95%, 7/3/2031	1,876,000	1,951,528
		46,233,611
FOOD — 1.8%
Ahold Finance USA LLC 6.88%, 5/1/2029	4,102,000	4,526,311
Campbell Soup Co.:
2.38%, 4/24/2030 (a)	1,785,000	1,611,498
4.15%, 3/15/2028	1,306,000	1,306,261
5.20%, 3/19/2027 (a)	1,711,000	1,755,811
5.20%, 3/21/2029	856,000	886,285
5.30%, 3/20/2026	1,986,000	2,014,976
5.40%, 3/21/2034 (a)	3,773,000	3,950,444
Conagra Brands, Inc.:
1.38%, 11/1/2027	70,000	64,053
4.85%, 11/1/2028 (a)	1,446,000	1,467,647
5.30%, 10/1/2026	2,410,000	2,456,633
7.00%, 10/1/2028	7,350,000	8,029,875
8.25%, 9/15/2030 (a)	1,470,000	1,756,621
Flowers Foods, Inc.:
2.40%, 3/15/2031	1,585,000	1,382,548
3.50%, 10/1/2026 (a)	1,602,000	1,573,997
Security Description	Principal Amount	Value
General Mills, Inc.:
2.25%, 10/14/2031 (a)	$1,793,000	$1,561,004
3.20%, 2/10/2027 (a)	1,837,000	1,797,798
4.20%, 4/17/2028 (a)	2,232,000	2,233,696
4.70%, 1/30/2027	1,646,000	1,665,077
4.95%, 3/29/2033 (a)	1,753,000	1,797,509
5.24%, 11/18/2025 (a)	542,000	541,967
5.50%, 10/17/2028	1,539,000	1,611,395
Hershey Co.:
1.70%, 6/1/2030 (a)	3,018,000	2,656,806
2.30%, 8/15/2026	483,000	469,036
4.25%, 5/4/2028 (a)	50,000	50,700
4.50%, 5/4/2033 (a)	513,000	522,737
Hormel Foods Corp.:
1.70%, 6/3/2028 (a)	1,572,000	1,447,796
1.80%, 6/11/2030 (a)	1,966,000	1,730,395
4.80%, 3/30/2027	1,937,000	1,973,706
Ingredion, Inc.:
2.90%, 6/1/2030	1,604,000	1,488,079
3.20%, 10/1/2026 (a)	5,488,000	5,376,539
J.M. Smucker Co.:
2.13%, 3/15/2032	200,000	169,274
2.38%, 3/15/2030 (a)	1,725,000	1,563,281
3.38%, 12/15/2027 (a)	639,000	624,808
5.90%, 11/15/2028 (a)	1,577,000	1,678,701
6.20%, 11/15/2033 (a)	5,257,000	5,816,713
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
2.50%, 1/15/2027	1,792,000	1,713,743
3.00%, 2/2/2029	1,712,000	1,592,759
3.00%, 5/15/2032	1,529,000	1,325,521
3.63%, 1/15/2032 (a)	1,915,000	1,748,893
3.75%, 12/1/2031	1,948,000	1,788,790
5.13%, 2/1/2028	1,775,000	1,798,430
5.50%, 1/15/2030	1,981,000	2,006,753
5.75%, 4/1/2033	2,787,000	2,885,771
6.75%, 3/15/2034 (a) (b)	1,907,000	2,112,365
Kellanova:
2.10%, 6/1/2030 (a)	920,000	824,762
3.25%, 4/1/2026 (a)	1,850,000	1,820,677
3.40%, 11/15/2027	1,174,000	1,147,820
4.30%, 5/15/2028	1,747,000	1,753,901
5.25%, 3/1/2033	9,000	9,413
Series B, 7.45%, 4/1/2031 (a)	1,718,000	1,993,138
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	2,992,000	2,931,921
3.75%, 4/1/2030 (a)	1,923,000	1,876,425
3.88%, 5/15/2027	1,592,000	1,580,442
4.25%, 3/1/2031 (a)	1,913,000	1,907,548
6.75%, 3/15/2032	1,840,000	2,084,260
Kroger Co.:
1.70%, 1/15/2031	1,678,000	1,420,242
2.20%, 5/1/2030	1,636,000	1,456,989

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.65%, 10/15/2026	$1,809,000	$1,755,634
3.50%, 2/1/2026	1,211,000	1,196,880
3.70%, 8/1/2027	632,000	624,321
4.60%, 8/15/2027	925,000	932,973
4.65%, 9/15/2029	1,945,000	1,956,028
4.70%, 8/15/2026	1,170,000	1,178,389
4.90%, 9/15/2031	3,799,000	3,823,504
5.00%, 9/15/2034	1,980,000	1,997,345
7.50%, 4/1/2031	1,935,000	2,244,523
McCormick & Co., Inc.:
0.90%, 2/15/2026	1,763,000	1,684,300
1.85%, 2/15/2031	684,000	584,526
2.50%, 4/15/2030	994,000	903,566
3.40%, 8/15/2027	1,307,000	1,280,350
4.95%, 4/15/2033 (a)	1,935,000	1,986,219
Mondelez International, Inc.:
1.88%, 10/15/2032 (a)	1,303,000	1,088,083
2.63%, 3/17/2027 (a)	1,000,000	965,870
2.75%, 4/13/2030	1,964,000	1,821,355
3.00%, 3/17/2032 (a)	1,936,000	1,761,489
4.13%, 5/7/2028	600,000	598,992
4.75%, 2/20/2029	1,322,000	1,350,872
4.75%, 8/28/2034 (a)	1,700,000	1,712,529
Pilgrim's Pride Corp.:
3.50%, 3/1/2032	1,889,000	1,677,980
4.25%, 4/15/2031	1,590,000	1,510,723
6.25%, 7/1/2033	2,623,000	2,783,055
6.88%, 5/15/2034	1,900,000	2,110,672
Sysco Corp.:
2.40%, 2/15/2030	1,935,000	1,754,290
2.45%, 12/14/2031	1,378,000	1,201,423
3.25%, 7/15/2027	1,853,000	1,805,378
3.30%, 7/15/2026	1,965,000	1,932,676
3.75%, 10/1/2025	1,871,000	1,857,884
5.75%, 1/17/2029	1,318,000	1,393,021
5.95%, 4/1/2030	1,348,000	1,447,469
6.00%, 1/17/2034	101,000	110,883
Tyson Foods, Inc.:
3.55%, 6/2/2027	2,906,000	2,851,425
4.00%, 3/1/2026	2,300,000	2,287,534
4.35%, 3/1/2029	1,516,000	1,509,436
5.40%, 3/15/2029	1,613,000	1,674,778
5.70%, 3/15/2034	1,303,000	1,372,241
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	39,287
		168,108,443
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	1,790,000	1,737,768
Georgia-Pacific LLC:
7.75%, 11/15/2029	1,585,000	1,842,578
8.88%, 5/15/2031	1,824,000	2,281,751
Suzano Austria GmbH:
2.50%, 9/15/2028	1,474,000	1,349,196
Security Description	Principal Amount	Value
3.13%, 1/15/2032	$1,470,000	$1,278,385
3.75%, 1/15/2031	2,171,000	2,000,490
5.00%, 1/15/2030	1,943,000	1,942,048
6.00%, 1/15/2029	2,913,000	3,013,324
Suzano International Finance BV 5.50%, 1/17/2027 (a)	1,811,000	1,841,117
		17,286,657
GAS — 0.6%
Atmos Energy Corp.:
1.50%, 1/15/2031	1,807,000	1,533,005
2.63%, 9/15/2029	1,442,000	1,346,410
3.00%, 6/15/2027	1,552,000	1,511,384
5.90%, 11/15/2033 (a)	625,000	687,119
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	1,470,000	1,264,171
4.00%, 4/1/2028 (a)	584,000	577,891
4.40%, 7/1/2032	1,027,000	1,011,852
5.40%, 3/1/2033	1,874,000	1,975,983
5.40%, 7/1/2034 (a)	450,000	468,882
Eastern Energy Gas Holdings LLC Series B, 3.00%, 11/15/2029	373,000	347,942
National Fuel Gas Co.:
2.95%, 3/1/2031	1,792,000	1,581,099
3.95%, 9/15/2027	1,516,000	1,489,455
4.75%, 9/1/2028	161,000	161,612
5.50%, 1/15/2026	1,929,000	1,946,149
5.50%, 10/1/2026	1,652,000	1,685,056
NiSource, Inc.:
1.70%, 2/15/2031	196,000	165,477
2.95%, 9/1/2029	1,641,000	1,539,176
3.49%, 5/15/2027	1,986,000	1,952,218
3.60%, 5/1/2030 (a)	1,083,000	1,040,785
5.20%, 7/1/2029 (a)	1,552,000	1,607,220
5.25%, 3/30/2028	1,566,000	1,613,137
5.35%, 4/1/2034	1,503,000	1,559,843
5.40%, 6/30/2033	1,533,000	1,596,436
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (a) (c)	1,859,000	1,929,530
ONE Gas, Inc.:
4.25%, 9/1/2032 (a)	656,000	646,764
5.10%, 4/1/2029	1,841,000	1,908,988
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	923,000	813,846
3.50%, 6/1/2029	766,000	740,776
5.40%, 6/15/2033	1,877,000	1,964,693
Southern California Gas Co.:
Series XX, 2.55%, 2/1/2030	1,868,000	1,713,684
Series TT, 2.60%, 6/15/2026	1,070,000	1,044,138
2.95%, 4/15/2027	1,736,000	1,689,527
5.05%, 9/1/2034	560,000	577,478

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	$1,358,000	$1,152,928
3.25%, 6/15/2026	603,000	593,883
4.95%, 9/15/2034 (a)	3,750,000	3,788,062
5.15%, 9/15/2032	1,073,000	1,109,697
5.75%, 9/15/2033	3,247,000	3,487,635
Southwest Gas Corp.:
3.70%, 4/1/2028	3,000	2,928
4.05%, 3/15/2032	1,933,000	1,838,766
5.45%, 3/23/2028	1,929,000	1,989,899
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034 (a)	1,782,000	1,851,730
Spire, Inc. 5.30%, 3/1/2026	1,694,000	1,712,312
		59,219,566
HAND & MACHINE TOOLS — 0.2%
Kennametal, Inc.:
2.80%, 3/1/2031	1,166,000	1,042,462
4.63%, 6/15/2028	1,258,000	1,261,548
Regal Rexnord Corp.:
6.05%, 2/15/2026	1,692,000	1,720,662
6.05%, 4/15/2028	2,109,000	2,190,492
6.30%, 2/15/2030	1,361,000	1,446,294
6.40%, 4/15/2033	3,033,000	3,241,640
Snap-on, Inc. 3.25%, 3/1/2027 (a)	2,522,000	2,479,302
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	1,836,000	1,640,154
3.00%, 5/15/2032	5,535,000	4,973,696
4.25%, 11/15/2028 (a)	940,000	938,383
6.00%, 3/6/2028 (a)	1,553,000	1,636,365
		22,570,998
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	1,286,000	1,181,204
1.40%, 6/30/2030 (a)	1,839,000	1,606,881
3.75%, 11/30/2026	2,880,000	2,877,926
Agilent Technologies, Inc.:
4.20%, 9/9/2027	3,250,000	3,258,353
4.75%, 9/9/2034	2,150,000	2,145,614
Baxter International, Inc.:
1.73%, 4/1/2031 (a)	1,381,000	1,161,324
1.92%, 2/1/2027	2,550,000	2,414,621
2.27%, 12/1/2028	1,626,000	1,496,131
2.54%, 2/1/2032 (a)	2,563,000	2,221,608
2.60%, 8/15/2026	1,800,000	1,744,002
3.95%, 4/1/2030 (a)	1,887,000	1,845,278
Boston Scientific Corp.:
2.65%, 6/1/2030 (a)	1,289,000	1,184,810
4.00%, 3/1/2028	634,000	631,001
Security Description	Principal Amount	Value
Dentsply Sirona, Inc. 3.25%, 6/1/2030 (a)	$1,968,000	$1,806,841
DH Europe Finance II SARL 2.60%, 11/15/2029 (a)	1,492,000	1,389,604
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,515,000	1,514,046
GE HealthCare Technologies, Inc.:
4.80%, 8/14/2029 (a)	2,690,000	2,740,653
5.60%, 11/15/2025	4,384,000	4,431,260
5.86%, 3/15/2030	2,341,000	2,505,689
5.91%, 11/22/2032 (a)	3,849,000	4,167,620
Medtronic Global Holdings SCA:
4.25%, 3/30/2028 (a)	2,335,000	2,354,497
4.50%, 3/30/2033	898,000	903,083
Revvity, Inc.:
1.90%, 9/15/2028	972,000	885,298
2.25%, 9/15/2031	411,000	351,076
2.55%, 3/15/2031	1,711,000	1,498,083
3.30%, 9/15/2029 (a)	1,828,000	1,726,290
Smith & Nephew PLC:
2.03%, 10/14/2030	1,191,000	1,034,967
5.15%, 3/20/2027	877,000	892,348
5.40%, 3/20/2034	1,941,000	2,018,155
Solventum Corp.:
5.40%, 3/1/2029 (b)	2,089,000	2,149,142
5.45%, 2/25/2027 (b)	1,867,000	1,905,703
5.45%, 3/13/2031 (b)	1,719,000	1,772,323
5.60%, 3/23/2034 (b)	3,660,000	3,791,174
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031	1,783,000	1,588,100
Stryker Corp.:
1.95%, 6/15/2030	1,801,000	1,587,293
3.38%, 11/1/2025 (a)	1,725,000	1,709,251
3.50%, 3/15/2026	1,952,000	1,932,187
3.65%, 3/7/2028 (a)	1,609,000	1,585,589
4.25%, 9/11/2029	2,500,000	2,504,650
4.63%, 9/11/2034	3,000,000	3,012,300
Thermo Fisher Scientific, Inc.:
1.75%, 10/15/2028 (a)	435,000	398,982
2.00%, 10/15/2031 (a)	2,077,000	1,798,391
4.80%, 11/21/2027	1,956,000	2,005,350
4.95%, 8/10/2026	1,851,000	1,882,430
4.95%, 11/21/2032	1,528,000	1,590,862
4.98%, 8/10/2030	1,490,000	1,552,282
5.00%, 12/5/2026	1,635,000	1,670,104
5.00%, 1/31/2029 (a)	1,998,000	2,070,927
5.09%, 8/10/2033	1,863,000	1,947,636
5.20%, 1/31/2034 (a)	1,593,000	1,681,093
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031	1,496,000	1,312,366
3.05%, 1/15/2026	27,000	26,568
5.20%, 9/15/2034	985,000	1,002,701

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 12/1/2028	$1,774,000	$1,841,448
		98,307,115
HEALTH CARE SERVICES — 2.6%
Adventist Health System:
2.95%, 3/1/2029	754,000	699,780
5.43%, 3/1/2032 (a)	1,673,000	1,718,723
Advocate Health & Hospitals Corp.:
Series 2020, 2.21%, 6/15/2030	2,100,000	1,882,020
3.83%, 8/15/2028 (a)	250,000	247,135
Ascension Health Series B, 2.53%, 11/15/2029	1,963,000	1,823,411
Banner Health:
1.90%, 1/1/2031	739,000	641,216
2.34%, 1/1/2030 (a)	1,869,000	1,704,098
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030 (a)	620,000	538,929
Bon Secours Mercy Health, Inc.:
Series 20-2, 2.10%, 6/1/2031 (a)	982,000	846,867
3.46%, 6/1/2030	2,133,000	2,052,714
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	647,000	568,823
Centene Corp.:
2.45%, 7/15/2028	3,945,000	3,633,661
2.50%, 3/1/2031	4,235,000	3,641,465
2.63%, 8/1/2031	2,023,000	1,735,087
3.00%, 10/15/2030	3,545,000	3,172,952
3.38%, 2/15/2030	3,762,000	3,466,721
4.25%, 12/15/2027	5,582,000	5,485,264
4.63%, 12/15/2029	6,418,000	6,283,415
CHRISTUS Health Series C, 4.34%, 7/1/2028	1,128,000	1,126,838
Cigna Group 5.69%, 3/15/2026	1,201,000	1,201,012
CommonSpirit Health:
1.55%, 10/1/2025	1,556,000	1,501,664
2.78%, 10/1/2030	1,105,000	1,004,301
3.35%, 10/1/2029	1,891,000	1,801,045
5.21%, 12/1/2031	1,550,000	1,596,887
6.07%, 11/1/2027 (a)	1,899,000	1,995,336
Elevance Health, Inc.:
1.50%, 3/15/2026 (a)	1,893,000	1,820,801
2.55%, 3/15/2031	804,000	719,966
2.88%, 9/15/2029 (a)	1,933,000	1,813,773
3.65%, 12/1/2027	2,974,000	2,931,888
4.10%, 3/1/2028 (a)	2,315,000	2,305,346
4.10%, 5/15/2032	1,631,000	1,591,513
4.75%, 2/15/2033	1,671,000	1,688,997
4.90%, 2/8/2026	1,319,000	1,319,053
Security Description	Principal Amount	Value
5.15%, 6/15/2029 (a)	$1,285,000	$1,332,776
5.35%, 10/15/2025 (a)	1,718,000	1,732,380
5.38%, 6/15/2034	1,295,000	1,360,799
5.50%, 10/15/2032	2,064,000	2,192,773
HCA, Inc.:
2.38%, 7/15/2031	662,000	572,233
3.13%, 3/15/2027	1,679,000	1,631,384
3.38%, 3/15/2029	1,074,000	1,025,788
3.50%, 9/1/2030	5,419,000	5,106,432
3.63%, 3/15/2032 (a)	3,716,000	3,437,003
4.13%, 6/15/2029	2,562,000	2,522,494
4.50%, 2/15/2027	6,320,000	6,328,785
5.20%, 6/1/2028 (a)	1,717,000	1,760,835
5.25%, 6/15/2026	2,252,000	2,268,395
5.38%, 9/1/2026 (a)	3,591,000	3,631,111
5.45%, 4/1/2031	5,083,000	5,294,758
5.45%, 9/15/2034	800,000	823,280
5.50%, 6/1/2033	1,736,000	1,802,263
5.60%, 4/1/2034	2,258,000	2,353,084
5.88%, 2/15/2026	2,596,000	2,623,440
5.88%, 2/1/2029	1,881,000	1,971,081
Humana, Inc.:
1.35%, 2/3/2027	1,830,000	1,710,629
2.15%, 2/3/2032	1,697,000	1,424,224
3.13%, 8/15/2029	822,000	776,034
3.70%, 3/23/2029 (a)	1,297,000	1,262,111
3.95%, 3/15/2027	1,617,000	1,602,463
4.88%, 4/1/2030	2,235,000	2,274,783
5.38%, 4/15/2031	1,676,000	1,734,895
5.70%, 3/13/2026	791,000	791,198
5.75%, 3/1/2028	1,807,000	1,885,460
5.75%, 12/1/2028 (a)	1,597,000	1,679,054
5.88%, 3/1/2033	704,000	747,036
5.95%, 3/15/2034 (a)	1,881,000	2,012,275
Icon Investments Six DAC:
5.81%, 5/8/2027	1,997,000	2,060,265
6.00%, 5/8/2034	1,445,000	1,536,468
IQVIA, Inc.:
5.70%, 5/15/2028	2,083,000	2,164,674
6.25%, 2/1/2029	2,111,000	2,244,394
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,764,000	1,728,967
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	1,341,000	1,280,802
2.70%, 6/1/2031 (a)	2,453,000	2,190,431
3.60%, 9/1/2027	1,951,000	1,914,165
4.35%, 4/1/2030	2,200,000	2,181,146
4.55%, 4/1/2032	2,150,000	2,125,941
4.80%, 10/1/2034	1,500,000	1,481,505
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	1,530,000	1,188,229
OhioHealth Corp. 2.30%, 11/15/2031	711,000	613,614

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	$3,799,000	$3,657,525
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	116,000	98,331
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029 (a)	1,711,000	1,569,671
Series H, 2.75%, 10/1/2026	1,315,000	1,274,090
5.40%, 10/1/2033	1,412,000	1,467,266
Quest Diagnostics, Inc.:
2.95%, 6/30/2030 (a)	1,028,000	952,298
3.45%, 6/1/2026	1,653,000	1,631,147
4.20%, 6/30/2029	525,000	522,039
4.60%, 12/15/2027	715,000	724,409
4.63%, 12/15/2029	1,825,000	1,847,283
6.40%, 11/30/2033	2,753,000	3,077,441
Rush Obligated Group Series 2020, 3.92%, 11/15/2029 (a)	613,000	604,639
SSM Health Care Corp.:
Series A, 3.82%, 6/1/2027	1,898,000	1,881,487
4.89%, 6/1/2028	796,000	811,411
Stanford Health Care Series 2020, 3.31%, 8/15/2030	1,296,000	1,243,097
Sutter Health:
Series 20A, 2.29%, 8/15/2030	1,904,000	1,704,613
Series 2018, 3.70%, 8/15/2028	635,000	617,861
5.16%, 8/15/2033	985,000	1,021,947
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	1,767,000	1,689,323
1.25%, 1/15/2026 (a)	1,684,000	1,625,380
2.00%, 5/15/2030	1,935,000	1,725,072
2.30%, 5/15/2031 (a)	2,228,000	1,975,211
2.88%, 8/15/2029	1,724,000	1,635,214
2.95%, 10/15/2027	1,799,000	1,751,183
3.10%, 3/15/2026	1,545,000	1,525,718
3.38%, 4/15/2027	2,340,000	2,308,761
3.70%, 12/15/2025	1,936,000	1,926,978
3.70%, 5/15/2027 (a)	1,835,000	1,826,357
3.85%, 6/15/2028	1,674,000	1,666,367
3.88%, 12/15/2028 (a)	1,837,000	1,825,611
4.20%, 5/15/2032	2,213,000	2,195,252
4.25%, 1/15/2029	2,149,000	2,166,192
4.50%, 4/15/2033	2,160,000	2,169,547
4.60%, 4/15/2027 (a)	1,890,000	1,924,322
4.70%, 4/15/2029 (a)	1,197,000	1,227,009
4.75%, 7/15/2026 (a)	855,000	867,663
4.80%, 1/15/2030	2,020,000	2,080,034
4.90%, 4/15/2031	1,685,000	1,742,795
4.95%, 1/15/2032	4,768,000	4,927,204
Security Description	Principal Amount	Value
5.00%, 4/15/2034	$2,465,000	$2,544,126
5.15%, 10/15/2025	1,296,000	1,309,388
5.15%, 7/15/2034	3,642,000	3,799,954
5.25%, 2/15/2028	1,683,000	1,750,572
5.30%, 2/15/2030	2,052,000	2,164,142
5.35%, 2/15/2033 (a)	3,544,000	3,761,637
Universal Health Services, Inc.:
1.65%, 9/1/2026	1,500,000	1,420,575
2.65%, 10/15/2030	4,201,000	3,749,308
2.65%, 1/15/2032	1,882,000	1,621,080
4.63%, 10/15/2029	1,610,000	1,600,485
5.05%, 10/15/2034	1,785,000	1,752,299
UPMC:
Series 2021, 1.80%, 4/15/2026	100,000	95,674
5.04%, 5/15/2033	1,760,000	1,798,210
		247,797,756
HOME BUILDERS — 0.2%
DR Horton, Inc.:
1.30%, 10/15/2026 (a)	1,570,000	1,484,938
2.60%, 10/15/2025	1,789,000	1,753,989
5.00%, 10/15/2034	610,000	617,692
Lennar Corp.:
4.75%, 11/29/2027	240,000	243,110
5.00%, 6/15/2027	1,452,000	1,475,160
5.25%, 6/1/2026	1,653,000	1,667,662
MDC Holdings, Inc.:
2.50%, 1/15/2031	772,000	683,683
3.85%, 1/15/2030	1,715,000	1,649,281
Meritage Homes Corp. 5.13%, 6/6/2027	1,655,000	1,669,531
NVR, Inc. 3.00%, 5/15/2030	1,665,000	1,542,839
PulteGroup, Inc.:
6.38%, 5/15/2033	1,686,000	1,855,156
7.88%, 6/15/2032	1,202,000	1,436,282
Toll Brothers Finance Corp.:
3.80%, 11/1/2029	870,000	843,178
4.35%, 2/15/2028	155,000	154,219
4.88%, 11/15/2025	1,952,000	1,952,293
		19,029,013
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.50%, 11/15/2027	1,904,000	1,831,229
4.40%, 3/15/2029 (a)	1,821,000	1,752,221
Whirlpool Corp.:
2.40%, 5/15/2031	1,429,000	1,223,453
4.70%, 5/14/2032 (a)	1,687,000	1,671,024
5.50%, 3/1/2033 (a)	1,323,000	1,350,214
		7,828,141
HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co.:
3.10%, 8/15/2027	100,000	98,503

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 8/15/2032	$1,423,000	$1,339,541
4.60%, 3/1/2033 (a)	1,754,000	1,815,951
4.80%, 3/2/2026	1,156,000	1,171,271
Conopco, Inc. Series E, 7.25%, 12/15/2026 (a)	1,566,000	1,672,002
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	1,432,000	1,243,320
2.38%, 12/1/2029	1,505,000	1,381,605
2.60%, 4/15/2030 (a)	1,585,000	1,462,067
3.15%, 3/15/2027	1,363,000	1,335,536
4.38%, 5/15/2028 (a)	1,684,000	1,703,635
4.65%, 5/15/2033 (a)	110,000	111,306
5.00%, 2/14/2034 (a)	1,852,000	1,914,598
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	2,956,000	2,903,442
3.38%, 3/24/2029 (a)	3,568,000	3,442,942
3.63%, 3/24/2032	3,515,000	3,303,116
Procter & Gamble Co.:
0.55%, 10/29/2025	626,000	603,752
1.00%, 4/23/2026 (a)	620,000	593,954
1.20%, 10/29/2030 (a)	2,102,000	1,797,925
1.90%, 2/1/2027	1,917,000	1,837,828
1.95%, 4/23/2031 (a)	1,689,000	1,507,551
2.30%, 2/1/2032 (a)	1,700,000	1,537,514
2.45%, 11/3/2026	617,000	601,236
2.70%, 2/2/2026	1,541,000	1,517,793
2.80%, 3/25/2027 (a)	1,820,000	1,777,758
2.85%, 8/11/2027	7,294,000	7,118,506
3.00%, 3/25/2030	2,013,000	1,926,642
3.95%, 1/26/2028 (a)	778,000	782,878
4.05%, 1/26/2033 (a)	319,000	319,290
4.10%, 1/26/2026	894,000	897,844
4.35%, 1/29/2029 (a)	1,427,000	1,462,504
4.55%, 1/29/2034 (a)	883,000	911,265
Unilever Capital Corp.:
1.38%, 9/14/2030	1,776,000	1,519,759
1.75%, 8/12/2031 (a)	1,731,000	1,486,998
2.00%, 7/28/2026 (a)	1,092,000	1,057,176
2.13%, 9/6/2029 (a)	1,629,000	1,488,140
2.90%, 5/5/2027	1,818,000	1,774,204
3.50%, 3/22/2028 (a)	1,910,000	1,880,414
4.25%, 8/12/2027	465,000	469,696
4.63%, 8/12/2034	560,000	567,644
5.90%, 11/15/2032 (a)	3,083,000	3,426,909
		63,764,015
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.65%, 4/30/2030 (a)	2,196,000	2,003,872
4.88%, 12/6/2028	838,000	853,880
5.75%, 3/15/2033	1,975,000	2,117,002
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	1,328,000	1,159,092
3.15%, 8/1/2027 (a)	1,677,000	1,639,049
5.60%, 11/15/2032	288,000	309,764
Security Description	Principal Amount	Value
Clorox Co.:
1.80%, 5/15/2030	$1,800,000	$1,575,270
3.10%, 10/1/2027	1,986,000	1,927,334
3.90%, 5/15/2028 (a)	50,000	49,523
4.40%, 5/1/2029 (a)	1,241,000	1,250,705
4.60%, 5/1/2032 (a)	1,287,000	1,303,280
Kimberly-Clark Corp.:
1.05%, 9/15/2027	1,863,000	1,715,190
2.00%, 11/2/2031	131,000	114,501
3.10%, 3/26/2030	1,698,000	1,620,045
3.95%, 11/1/2028 (a)	1,462,000	1,462,132
4.50%, 2/16/2033	1,895,000	1,930,114
		21,030,753
INSURANCE — 2.7%
ACE Capital Trust II 9.70%, 4/1/2030	1,781,000	2,175,616
Aegon Ltd. 6 mo. USD Term SOFR + 3.54%, 5.50%, 4/11/2048 (c)	1,043,000	1,041,081
Aflac, Inc.:
1.13%, 3/15/2026	4,575,000	4,375,072
2.88%, 10/15/2026 (a)	1,716,000	1,676,257
3.60%, 4/1/2030	1,569,000	1,516,423
Alleghany Corp. 3.63%, 5/15/2030	926,000	898,340
Allstate Corp.:
0.75%, 12/15/2025	1,558,000	1,493,405
1.45%, 12/15/2030	1,835,000	1,539,271
3.28%, 12/15/2026	1,982,000	1,948,068
5.05%, 6/24/2029	525,000	541,117
5.25%, 3/30/2033	1,555,000	1,621,492
5.35%, 6/1/2033	218,000	228,268
American Financial Group, Inc. 5.25%, 4/2/2030 (a)	466,000	485,577
American International Group, Inc.:
3.40%, 6/30/2030	1,951,000	1,846,992
4.20%, 4/1/2028 (a)	2,010,000	2,005,699
5.13%, 3/27/2033 (a)	1,480,000	1,526,265
Series A-9, 3 mo. USD Term SOFR + 2.87%, 5.75%, 4/1/2048 (c)	589,000	591,609
American National Group, Inc.:
5.00%, 6/15/2027	1,914,000	1,925,541
5.75%, 10/1/2029 (f)	1,425,000	1,432,552
Aon Corp.:
2.80%, 5/15/2030	593,000	545,987
3.75%, 5/2/2029	5,766,000	5,629,230
8.21%, 1/1/2027	1,002,000	1,079,936
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031 (a)	1,882,000	1,609,223
2.60%, 12/2/2031	881,000	778,408
5.35%, 2/28/2033	1,740,000	1,818,857

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Aon Global Ltd. 3.88%, 12/15/2025	$1,355,000	$1,349,919
Aon North America, Inc.:
5.13%, 3/1/2027	1,602,000	1,639,263
5.15%, 3/1/2029	1,750,000	1,807,522
5.30%, 3/1/2031	1,906,000	1,988,434
5.45%, 3/1/2034	1,707,000	1,792,401
Arch Capital Finance LLC 4.01%, 12/15/2026 (a)	789,000	784,771
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	1,523,000	1,305,607
5.45%, 7/15/2034	750,000	781,402
5.50%, 3/2/2033	727,000	762,070
6.50%, 2/15/2034 (a)	1,315,000	1,467,921
Assurant, Inc.:
2.65%, 1/15/2032	1,069,000	922,397
3.70%, 2/22/2030	1,881,000	1,783,639
4.90%, 3/27/2028	627,000	632,173
Assured Guaranty U.S. Holdings, Inc.:
3.15%, 6/15/2031 (a)	500,000	452,645
6.13%, 9/15/2028 (a)	606,000	643,111
Athene Holding Ltd.:
3.50%, 1/15/2031	887,000	825,850
4.13%, 1/12/2028	1,679,000	1,656,955
5.88%, 1/15/2034	1,746,000	1,826,211
6.15%, 4/3/2030	372,000	399,859
6.65%, 2/1/2033	1,448,000	1,592,148
AXA SA 8.60%, 12/15/2030	1,428,000	1,746,615
AXIS Specialty Finance LLC:
3.90%, 7/15/2029 (a)	2,227,000	2,164,533
5 yr. CMT + 3.19%, 4.90%, 1/15/2040 (c)	863,000	825,675
AXIS Specialty Finance PLC 4.00%, 12/6/2027	510,000	502,177
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	2,082,000	1,799,202
1.85%, 3/12/2030	1,375,000	1,231,175
2.30%, 3/15/2027 (a)	984,000	952,847
2.88%, 3/15/2032	2,028,000	1,872,615
Berkshire Hathaway, Inc. 3.13%, 3/15/2026 (a)	1,471,000	1,453,701
Brighthouse Financial, Inc. 5.63%, 5/15/2030 (a)	1,624,000	1,683,926
Brown & Brown, Inc.:
2.38%, 3/15/2031 (a)	1,008,000	872,495
4.20%, 3/17/2032 (a)	1,230,000	1,179,176
4.50%, 3/15/2029 (a)	1,144,000	1,148,542
5.65%, 6/11/2034	730,000	765,558
Chubb INA Holdings LLC:
1.38%, 9/15/2030 (a)	1,742,000	1,493,643
3.35%, 5/3/2026 (a)	2,765,000	2,732,456
4.65%, 8/15/2029	985,000	1,007,488
5.00%, 3/15/2034	2,777,000	2,882,970
Security Description	Principal Amount	Value
Cincinnati Financial Corp. 6.92%, 5/15/2028	$484,000	$528,480
CNA Financial Corp.:
2.05%, 8/15/2030	1,754,000	1,538,065
3.45%, 8/15/2027	841,000	822,818
3.90%, 5/1/2029	881,000	864,376
4.50%, 3/1/2026	2,277,000	2,278,731
5.13%, 2/15/2034	1,600,000	1,636,112
5.50%, 6/15/2033	464,000	488,091
CNO Financial Group, Inc.:
5.25%, 5/30/2029 (a)	1,646,000	1,665,653
6.45%, 6/15/2034	1,952,000	2,061,371
Corebridge Financial, Inc.:
3.65%, 4/5/2027	2,280,000	2,242,950
3.85%, 4/5/2029 (a)	2,051,000	1,997,900
3.90%, 4/5/2032 (a)	2,621,000	2,457,659
5.75%, 1/15/2034	1,791,000	1,888,036
6.05%, 9/15/2033	1,788,000	1,907,707
5 yr. CMT + 3.85%, 6.88%, 12/15/2052 (c)	1,195,000	1,236,311
Enstar Finance LLC 5 yr. CMT + 4.01%, 5.50%, 1/15/2042 (c)	500,000	467,100
Enstar Group Ltd.:
3.10%, 9/1/2031 (a)	1,967,000	1,699,783
4.95%, 6/1/2029	1,912,000	1,922,325
Equitable Holdings, Inc.:
4.35%, 4/20/2028	2,193,000	2,184,886
5.59%, 1/11/2033 (a)	2,304,000	2,413,878
Essent Group Ltd. 6.25%, 7/1/2029	5,500,000	5,736,555
F&G Annuities & Life, Inc.:
6.50%, 6/4/2029 (a)	285,000	293,519
7.40%, 1/13/2028	6,826,000	7,208,324
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	498,000	455,272
4.63%, 4/29/2030 (a)	1,157,000	1,155,750
5.63%, 8/16/2032	924,000	958,188
6.00%, 12/7/2033 (b)	2,189,000	2,307,556
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	1,502,000	1,301,934
3.40%, 6/15/2030	1,655,000	1,541,798
4.50%, 8/15/2028 (a)	518,000	519,994
First American Financial Corp.:
2.40%, 8/15/2031	1,376,000	1,155,510
5.45%, 9/30/2034	1,150,000	1,144,652
Globe Life, Inc.:
2.15%, 8/15/2030	1,584,000	1,365,392
4.80%, 6/15/2032 (a)	606,000	602,225
5.85%, 9/15/2034 (a)	650,000	671,495
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	1,160,000	1,017,842
4.50%, 4/15/2026	770,000	768,568
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	777,000	723,667

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Horace Mann Educators Corp. 7.25%, 9/15/2028 (a)	$1,234,000	$1,338,853
Jackson Financial, Inc.:
3.13%, 11/23/2031 (a)	1,660,000	1,453,280
5.17%, 6/8/2027	50,000	50,761
5.67%, 6/8/2032	1,394,000	1,448,310
Kemper Corp.:
2.40%, 9/30/2030	1,861,000	1,613,413
3.80%, 2/23/2032 (a)	1,722,000	1,566,004
Lincoln National Corp.:
3.05%, 1/15/2030 (a)	815,000	756,418
3.40%, 3/1/2032 (a)	1,960,000	1,785,560
3.63%, 12/12/2026 (a)	658,000	649,203
5.85%, 3/15/2034 (a)	1,537,000	1,617,277
Loews Corp.:
3.20%, 5/15/2030	1,613,000	1,522,027
3.75%, 4/1/2026	1,821,000	1,811,695
Manulife Financial Corp.:
2.48%, 5/19/2027	1,821,000	1,749,471
3.70%, 3/16/2032 (a)	1,191,000	1,135,356
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (a) (c)	2,343,000	2,309,565
4.15%, 3/4/2026	1,802,000	1,798,108
Markel Group, Inc.:
3.35%, 9/17/2029 (a)	1,384,000	1,313,734
3.50%, 11/1/2027	783,000	764,858
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	1,691,000	1,513,124
2.38%, 12/15/2031	469,000	411,266
3.75%, 3/14/2026	1,391,000	1,382,654
4.38%, 3/15/2029	2,698,000	2,727,327
5.15%, 3/15/2034 (a)	1,551,000	1,624,797
5.40%, 9/15/2033	1,255,000	1,339,537
5.75%, 11/1/2032 (a)	1,762,000	1,918,589
5.88%, 8/1/2033	150,000	164,989
Mercury General Corp. 4.40%, 3/15/2027	1,902,000	1,882,257
MetLife, Inc.:
3.60%, 11/13/2025	1,455,000	1,444,408
4.55%, 3/23/2030 (a)	1,873,000	1,916,566
5.38%, 7/15/2033 (a)	1,680,000	1,785,958
6.38%, 6/15/2034	1,275,000	1,445,327
MGIC Investment Corp. 5.25%, 8/15/2028	1,695,000	1,683,491
Munich Re America Corp. Series B, 7.45%, 12/15/2026	15,000	16,014
NMI Holdings, Inc. 6.00%, 8/15/2029	1,730,000	1,780,447
Old Republic International Corp.:
3.88%, 8/26/2026	1,368,000	1,354,539
5.75%, 3/28/2034	1,974,000	2,070,173
Security Description	Principal Amount	Value
PartnerRe Finance B LLC 5 yr. CMT + 3.82%, 4.50%, 10/1/2050 (c)	$1,963,000	$1,812,948
Primerica, Inc. 2.80%, 11/19/2031	567,000	498,631
Principal Financial Group, Inc.:
2.13%, 6/15/2030	1,399,000	1,235,723
3.10%, 11/15/2026	3,184,000	3,113,283
5.38%, 3/15/2033	50,000	52,297
Progressive Corp.:
2.45%, 1/15/2027 (a)	2,986,000	2,885,551
3.00%, 3/15/2032	163,000	149,473
3.20%, 3/26/2030	1,576,000	1,501,597
4.00%, 3/1/2029	400,000	398,972
4.95%, 6/15/2033 (a)	250,000	259,067
6.25%, 12/1/2032	200,000	224,786
6.63%, 3/1/2029 (a)	1,277,000	1,405,556
Prudential Financial, Inc.:
5 yr. CMT + 3.04%, 3.70%, 10/1/2050 (c)	3,049,000	2,812,824
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (a) (c)	1,527,000	1,503,729
5 yr. CMT + 3.16%, 5.13%, 3/1/2052 (c)	6,126,000	6,069,396
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (a) (c)	1,044,000	1,056,747
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (a) (c)	6,816,000	7,084,414
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (a) (c)	3,122,000	3,383,343
Prudential Funding Asia PLC:
3.13%, 4/14/2030 (a)	1,887,000	1,777,158
3.63%, 3/24/2032	1,651,000	1,549,678
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	612,000	570,304
3.90%, 5/15/2029 (a)	529,000	516,955
3.95%, 9/15/2026	810,000	805,675
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027 (a)	1,636,000	1,601,415
RenaissanceRe Holdings Ltd. 5.75%, 6/5/2033	1,500,000	1,573,740
SiriusPoint Ltd. 7.00%, 4/5/2029	1,810,000	1,899,378
Stewart Information Services Corp. 3.60%, 11/15/2031	1,643,000	1,440,320
Travelers Property Casualty Corp. 6.38%, 3/15/2033	1,398,000	1,587,737
Trinity Acquisition PLC 4.40%, 3/15/2026 (a)	1,594,000	1,589,967
Unum Group 4.00%, 6/15/2029	1,874,000	1,836,070

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Willis North America, Inc.:
2.95%, 9/15/2029	$960,000	$891,283
4.50%, 9/15/2028	789,000	789,418
4.65%, 6/15/2027	3,100,000	3,126,257
5.35%, 5/15/2033	1,460,000	1,501,917
		261,940,816
INTERNET — 1.5%
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	3,578,000	3,124,596
3.40%, 12/6/2027 (a)	5,306,000	5,182,582
Alphabet, Inc.:
0.80%, 8/15/2027 (a)	625,000	578,881
1.10%, 8/15/2030 (a)	3,829,000	3,296,463
2.00%, 8/15/2026	3,033,000	2,940,008
Amazon.com, Inc.:
1.00%, 5/12/2026 (a)	2,981,000	2,850,939
1.20%, 6/3/2027	1,960,000	1,831,326
1.50%, 6/3/2030 (a)	4,174,000	3,651,499
1.65%, 5/12/2028	3,950,000	3,657,424
2.10%, 5/12/2031	6,867,000	6,079,767
3.15%, 8/22/2027	5,850,000	5,742,770
3.30%, 4/13/2027	5,557,000	5,485,648
3.45%, 4/13/2029 (a)	2,385,000	2,349,988
3.60%, 4/13/2032	4,002,000	3,866,892
4.55%, 12/1/2027	5,200,000	5,309,044
4.65%, 12/1/2029	4,288,000	4,430,147
4.70%, 12/1/2032	5,442,000	5,655,435
Ameritrade Holding LLC 3.63%, 4/1/2025	264,000	260,903
Baidu, Inc.:
1.63%, 2/23/2027 (a)	620,000	583,141
1.72%, 4/9/2026 (a)	1,960,000	1,882,286
2.38%, 10/9/2030	1,781,000	1,591,555
2.38%, 8/23/2031 (a)	1,049,000	912,378
3.43%, 4/7/2030	903,000	860,514
3.63%, 7/6/2027	1,055,000	1,038,605
4.38%, 3/29/2028	509,000	509,519
4.88%, 11/14/2028	100,000	101,901
Booking Holdings, Inc.:
3.55%, 3/15/2028 (a)	1,544,000	1,520,778
3.60%, 6/1/2026 (a)	1,539,000	1,529,520
4.63%, 4/13/2030	2,442,000	2,498,899
eBay, Inc.:
1.40%, 5/10/2026 (a)	1,800,000	1,722,636
2.60%, 5/10/2031 (a)	1,259,000	1,125,533
2.70%, 3/11/2030 (a)	273,000	251,954
3.60%, 6/5/2027 (a)	1,988,000	1,965,058
5.90%, 11/22/2025	1,886,000	1,913,988
6.30%, 11/22/2032 (a)	1,420,000	1,577,847
Expedia Group, Inc.:
2.95%, 3/15/2031 (a)	275,000	250,220
3.25%, 2/15/2030 (a)	2,180,000	2,056,852
3.80%, 2/15/2028	566,000	555,472
4.63%, 8/1/2027 (a)	2,523,000	2,542,301
5.00%, 2/15/2026	1,897,000	1,907,661
Security Description	Principal Amount	Value
JD.com, Inc.:
3.38%, 1/14/2030 (a)	$1,959,000	$1,862,147
3.88%, 4/29/2026	1,362,000	1,350,205
Meta Platforms, Inc.:
3.50%, 8/15/2027	7,005,000	6,947,349
3.85%, 8/15/2032	8,312,000	8,080,511
4.55%, 8/15/2031	2,104,000	2,150,919
4.75%, 8/15/2034	2,155,000	2,199,415
4.80%, 5/15/2030 (a)	2,936,000	3,053,998
4.95%, 5/15/2033 (a)	3,168,000	3,319,462
Netflix, Inc.:
4.38%, 11/15/2026 (a)	1,462,000	1,472,556
4.88%, 4/15/2028 (a)	1,751,000	1,792,901
4.90%, 8/15/2034 (a)	1,655,000	1,711,469
5.88%, 11/15/2028 (a)	3,113,000	3,316,652
6.38%, 5/15/2029 (a)	1,161,000	1,267,998
Tencent Music Entertainment Group 2.00%, 9/3/2030	1,577,000	1,370,997
Uber Technologies, Inc.:
4.30%, 1/15/2030	1,460,000	1,454,788
4.80%, 9/15/2034	1,575,000	1,573,205
VeriSign, Inc.:
2.70%, 6/15/2031	1,530,000	1,338,169
4.75%, 7/15/2027	1,719,000	1,722,043
Weibo Corp. 3.38%, 7/8/2030 (a)	1,847,000	1,696,433
		142,874,147
INVESTMENT COMPANY SECURITY — 1.4%
Apollo Debt Solutions BDC:
6.70%, 7/29/2031 (a) (b)	785,000	807,765
6.90%, 4/13/2029 (b)	1,814,000	1,885,599
ARES Capital Corp.:
2.15%, 7/15/2026 (a)	1,992,000	1,894,751
2.88%, 6/15/2027	1,862,000	1,761,266
3.20%, 11/15/2031	4,602,000	3,993,984
3.88%, 1/15/2026	35,000	34,497
5.88%, 3/1/2029	1,920,000	1,965,946
5.95%, 7/15/2029 (a)	1,791,000	1,838,927
7.00%, 1/15/2027	1,936,000	2,014,989
Ares Strategic Income Fund 5.60%, 2/15/2030 (b) (f)	2,000,000	1,983,480
ARES Strategic Income Fund 6.35%, 8/15/2029 (a) (b)	1,915,000	1,955,713
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	1,216,000	1,150,494
2.95%, 3/10/2026	585,000	563,852
Barings BDC, Inc.:
3.30%, 11/23/2026	1,134,000	1,081,246
7.00%, 2/15/2029	1,502,000	1,571,993
BlackRock TCP Capital Corp.:
2.85%, 2/9/2026	3,234,000	3,121,327
6.95%, 5/30/2029 (a)	1,880,000	1,916,134

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Blackstone Private Credit Fund:
2.63%, 12/15/2026	$1,988,000	$1,879,594
3.25%, 3/15/2027	2,131,000	2,030,289
4.00%, 1/15/2029 (a)	1,728,000	1,645,367
4.95%, 9/26/2027 (b)	875,000	867,134
5.25%, 4/1/2030 (a) (b)	2,450,000	2,413,691
5.95%, 7/16/2029 (b)	1,905,000	1,938,737
6.25%, 1/25/2031 (a) (b)	1,658,000	1,702,899
7.30%, 11/27/2028 (b)	1,661,000	1,768,101
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	889,000	829,633
2.75%, 9/16/2026 (a)	1,408,000	1,346,245
2.85%, 9/30/2028	1,556,000	1,419,585
3.63%, 1/15/2026	2,046,000	2,004,957
5.88%, 11/15/2027	1,585,000	1,611,660
Blue Owl Capital Corp.:
2.63%, 1/15/2027	1,610,000	1,519,486
2.88%, 6/11/2028	1,814,000	1,661,660
3.13%, 4/13/2027	961,000	909,058
3.40%, 7/15/2026	1,533,000	1,484,067
5.95%, 3/15/2029 (a)	1,426,000	1,456,003
8.45%, 11/15/2026 (b)	1,169,000	1,228,560
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	562,000	536,738
5.80%, 3/15/2030 (b)	1,400,000	1,386,910
6.60%, 9/15/2029 (a) (b)	575,000	589,777
6.65%, 3/15/2031 (a)	1,735,000	1,773,847
7.75%, 9/16/2027	1,696,000	1,785,956
7.75%, 1/15/2029	1,487,000	1,586,748
7.95%, 6/13/2028	1,378,000	1,472,985
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	2,216,000	2,065,334
Blue Owl Technology Finance Corp. II 6.75%, 4/4/2029 (b)	4,754,000	4,775,250
Franklin BSP Capital Corp. 7.20%, 6/15/2029 (b)	886,000	908,478
FS KKR Capital Corp.:
2.63%, 1/15/2027	1,974,000	1,857,416
3.13%, 10/12/2028 (a)	1,724,000	1,565,909
3.25%, 7/15/2027	1,124,000	1,064,585
3.40%, 1/15/2026	1,919,000	1,870,929
6.88%, 8/15/2029	945,000	983,395
7.88%, 1/15/2029 (a)	1,801,000	1,935,913
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027	807,000	832,437
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	8,579,000	7,926,395
2.50%, 8/24/2026	3,340,000	3,171,597
6.00%, 7/15/2029	1,741,000	1,770,005
7.05%, 12/5/2028	4,658,000	4,912,234
Security Description	Principal Amount	Value
Golub Capital Private Credit Fund 5.80%, 9/12/2029 (b)	$1,200,000	$1,195,692
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/2034 (b)	1,705,000	1,746,858
HPS Corporate Lending Fund:
6.25%, 9/30/2029 (a) (b)	2,705,000	2,753,609
6.75%, 1/30/2029 (a) (b)	1,267,000	1,311,624
Main Street Capital Corp.:
3.00%, 7/14/2026	612,000	586,455
6.50%, 6/4/2027	1,000,000	1,022,420
6.95%, 3/1/2029	612,000	638,616
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029 (a) (b)	2,462,000	2,493,415
New Mountain Finance Corp.:
6.20%, 10/15/2027 (a)	360,000	358,942
6.88%, 2/1/2029 (a)	1,521,000	1,539,876
North Haven Private Income Fund LLC 5.75%, 2/1/2030 (b) (f)	2,000,000	1,975,700
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	1,552,000	1,452,719
7.10%, 2/15/2029	1,360,000	1,414,577
Oaktree Strategic Credit Fund:
6.50%, 7/23/2029 (b)	1,030,000	1,045,677
8.40%, 11/14/2028 (b)	1,059,000	1,145,414
Prospect Capital Corp.:
3.36%, 11/15/2026 (a)	1,969,000	1,834,064
3.44%, 10/15/2028	1,815,000	1,580,429
3.71%, 1/22/2026 (a)	1,862,000	1,804,930
Sixth Street Lending Partners:
5.75%, 1/15/2030 (b)	1,000,000	996,560
6.50%, 3/11/2029 (b)	1,572,000	1,611,866
Sixth Street Specialty Lending, Inc.:
6.13%, 3/1/2029 (a)	500,000	513,660
6.95%, 8/14/2028	1,390,000	1,465,824
		134,520,454
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029	500,000	496,990
4.55%, 3/11/2026	1,762,000	1,760,696
6.00%, 6/17/2034 (a)	983,000	1,043,209
6.55%, 11/29/2027 (a)	2,169,000	2,301,808
6.80%, 11/29/2032 (a)	2,300,000	2,565,351
Nucor Corp.:
3.13%, 4/1/2032 (a)	1,463,000	1,341,264
4.30%, 5/23/2027 (a)	2,029,000	2,044,603
Reliance, Inc. 2.15%, 8/15/2030	1,573,000	1,385,058
Steel Dynamics, Inc.:
1.65%, 10/15/2027 (a)	842,000	779,490

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 1/15/2031	$1,525,000	$1,410,244
3.45%, 4/15/2030 (a)	1,333,000	1,262,857
5.00%, 12/15/2026 (a)	523,000	524,407
5.38%, 8/15/2034 (a)	1,315,000	1,356,606
Vale Overseas Ltd.:
3.75%, 7/8/2030	3,239,000	3,087,188
6.13%, 6/12/2033 (a)	2,868,000	3,036,065
		24,395,836
IT SERVICES — 0.4%
Apple, Inc.:
4.00%, 5/10/2028 (a)	1,457,000	1,473,056
4.15%, 5/10/2030 (a)	1,278,000	1,309,107
4.30%, 5/10/2033 (a)	1,593,000	1,643,960
4.42%, 5/8/2026	3,711,000	3,711,742
Booz Allen Hamilton, Inc. 5.95%, 8/4/2033	1,611,000	1,722,691
Dell International LLC/EMC Corp. 5.40%, 4/15/2034 (a)	2,576,000	2,685,583
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	1,885,000	1,971,276
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027	5,316,000	5,320,572
4.45%, 9/25/2026	2,065,000	2,069,336
4.55%, 10/15/2029	3,400,000	3,389,154
4.85%, 10/15/2031	3,300,000	3,291,090
5.00%, 10/15/2034	2,140,000	2,119,049
5.25%, 7/1/2028	1,331,000	1,372,567
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	1,801,000	1,822,414
4.60%, 2/5/2029	1,695,000	1,723,985
4.70%, 2/5/2026 (a)	1,465,000	1,473,189
4.75%, 2/5/2031 (a)	1,494,000	1,530,648
4.90%, 2/5/2034 (a)	1,813,000	1,857,128
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	1,748,000	1,868,420
		42,354,967
LEISURE TIME — 0.1%
Brunswick Corp.:
2.40%, 8/18/2031 (a)	1,596,000	1,340,480
4.40%, 9/15/2032 (a)	1,762,000	1,660,245
5.85%, 3/18/2029 (a)	1,407,000	1,451,996
Polaris, Inc. 6.95%, 3/15/2029 (a)	1,954,000	2,120,305
		6,573,026
LODGING — 0.6%
Choice Hotels International, Inc.:
3.70%, 12/1/2029 (a)	1,294,000	1,225,159
3.70%, 1/15/2031	1,906,000	1,762,249
5.85%, 8/1/2034	1,740,000	1,792,304
Security Description	Principal Amount	Value
Hyatt Hotels Corp.:
4.38%, 9/15/2028 (a)	$778,000	$774,655
4.85%, 3/15/2026	1,909,000	1,915,223
5.25%, 6/30/2029	1,515,000	1,551,027
5.50%, 6/30/2034	1,775,000	1,811,565
5.75%, 1/30/2027	450,000	461,070
5.75%, 4/23/2030	3,136,000	3,284,270
Las Vegas Sands Corp.:
3.50%, 8/18/2026	1,212,000	1,184,875
3.90%, 8/8/2029	1,932,000	1,841,853
5.90%, 6/1/2027	1,767,000	1,815,487
6.00%, 8/15/2029	1,331,000	1,381,964
6.20%, 8/15/2034	1,625,000	1,700,676
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033	498,000	425,566
Series HH, 2.85%, 4/15/2031	1,628,000	1,464,744
Series R, 3.13%, 6/15/2026	1,657,000	1,625,534
Series GG, 3.50%, 10/15/2032	1,687,000	1,543,571
Series X, 4.00%, 4/15/2028	1,923,000	1,902,309
Series FF, 4.63%, 6/15/2030	1,962,000	1,980,266
Series AA, 4.65%, 12/1/2028	1,212,000	1,223,478
4.80%, 3/15/2030	785,000	795,707
4.88%, 5/15/2029	1,883,000	1,918,871
4.90%, 4/15/2029	1,450,000	1,479,943
5.00%, 10/15/2027	1,417,000	1,446,119
5.30%, 5/15/2034 (a)	1,810,000	1,865,241
5.55%, 10/15/2028	1,850,000	1,935,933
Sands China Ltd.:
2.30%, 3/8/2027	874,000	817,898
2.85%, 3/8/2029	1,700,000	1,542,410
3.25%, 8/8/2031 (a)	1,577,000	1,385,915
3.80%, 1/8/2026	610,000	598,929
4.38%, 6/18/2030 (a)	3,482,000	3,335,512
5.40%, 8/8/2028	3,321,000	3,352,284
		53,142,607
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 3.80%, 4/3/2028	470,000	469,149
Caterpillar Financial Services Corp.:
Series MTN, 0.80%, 11/13/2025 (a)	1,372,000	1,323,143
0.90%, 3/2/2026 (a)	1,673,000	1,604,558
Series MTN, 1.10%, 9/14/2027	1,712,000	1,582,436
Series MTN, 1.15%, 9/14/2026	1,938,000	1,838,910
Series MTN, 1.70%, 1/8/2027	1,543,000	1,469,260
2.40%, 8/9/2026	1,201,000	1,167,973

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.60%, 8/12/2027 (a)	$1,433,000	$1,423,413
Series DMTN, 4.35%, 5/15/2026 (a)	1,751,000	1,762,066
4.38%, 8/16/2029 (a)	1,718,000	1,743,529
4.40%, 10/15/2027	1,955,000	1,980,610
4.45%, 10/16/2026 (a)	715,000	723,466
4.50%, 1/8/2027 (a)	1,042,000	1,056,192
4.80%, 1/6/2026	886,000	894,275
4.85%, 2/27/2029 (a)	1,503,000	1,553,245
5.00%, 5/14/2027	1,870,000	1,921,257
5.05%, 2/27/2026 (a)	1,585,000	1,608,585
Caterpillar, Inc.:
1.90%, 3/12/2031 (a)	508,000	450,063
2.60%, 4/9/2030	1,871,000	1,738,178
Oshkosh Corp. 3.10%, 3/1/2030	4,463,000	4,137,112
		30,447,420
MACHINERY-DIVERSIFIED — 1.3%
AGCO Corp.:
5.45%, 3/21/2027	1,888,000	1,925,873
5.80%, 3/21/2034 (a)	1,956,000	2,045,683
CNH Industrial Capital LLC:
1.88%, 1/15/2026	1,445,000	1,397,835
4.55%, 4/10/2028 (a)	1,688,000	1,697,115
5.10%, 4/20/2029	1,337,000	1,376,762
5.45%, 10/14/2025	53,000	53,481
5.50%, 1/12/2029	1,452,000	1,513,666
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	404,000	400,004
Deere & Co.:
3.10%, 4/15/2030	1,579,000	1,498,534
7.13%, 3/3/2031	1,246,000	1,452,113
Dover Corp.:
2.95%, 11/4/2029 (a)	475,000	444,975
3.15%, 11/15/2025	1,172,000	1,154,947
Flowserve Corp.:
2.80%, 1/15/2032	1,759,000	1,522,274
3.50%, 10/1/2030	6,388,000	5,952,530
IDEX Corp.:
2.63%, 6/15/2031	2,402,000	2,124,497
3.00%, 5/1/2030	1,924,000	1,782,220
4.95%, 9/1/2029	735,000	751,464
Ingersoll Rand, Inc.:
5.18%, 6/15/2029 (a)	1,908,000	1,973,731
5.20%, 6/15/2027 (a)	1,610,000	1,650,234
5.31%, 6/15/2031	1,070,000	1,118,953
5.70%, 8/14/2033 (a)	3,130,000	3,353,326
John Deere Capital Corp.:
Series MTN, 1.05%, 6/17/2026 (a)	1,641,000	1,563,873
Series MTN, 1.30%, 10/13/2026	1,955,000	1,853,809
1.45%, 1/15/2031 (a)	710,000	605,900
Security Description	Principal Amount	Value
Series MTN, 1.50%, 3/6/2028	$1,424,000	$1,312,159
Series MTN, 1.70%, 1/11/2027	1,795,000	1,706,740
Series MTN, 1.75%, 3/9/2027	1,274,000	1,208,911
Series MTN, 2.00%, 6/17/2031	1,923,000	1,677,741
Series MTN, 2.25%, 9/14/2026 (a)	1,218,000	1,180,936
Series MTN, 2.35%, 3/8/2027	1,572,000	1,513,050
Series MTN, 2.45%, 1/9/2030 (a)	1,481,000	1,371,465
Series MTN, 2.65%, 6/10/2026 (a)	1,939,000	1,897,796
Series MTN, 2.80%, 9/8/2027 (a)	1,865,000	1,805,730
Series MTN, 2.80%, 7/18/2029	956,000	904,940
Series MTN, 3.05%, 1/6/2028	1,920,000	1,866,643
Series MTN, 3.35%, 4/18/2029 (a)	1,639,000	1,595,632
Series MTN, 3.45%, 3/7/2029	304,000	296,999
Series MTN, 3.90%, 6/7/2032	1,473,000	1,436,087
Series MTN, 4.15%, 9/15/2027	4,481,000	4,514,204
4.20%, 7/15/2027	1,500,000	1,512,450
Series MTN, 4.35%, 9/15/2032	314,000	316,214
4.40%, 9/8/2031	2,500,000	2,518,350
4.50%, 1/8/2027 (a)	1,588,000	1,608,152
4.50%, 1/16/2029	1,256,000	1,279,550
Series MTN, 4.70%, 6/10/2030	1,780,000	1,832,759
Series MTN, 4.75%, 6/8/2026 (a)	1,679,000	1,702,338
Series MTN, 4.75%, 1/20/2028	1,652,000	1,691,499
Series MTN, 4.85%, 3/5/2027	1,885,000	1,923,586
Series MTN, 4.85%, 6/11/2029	1,705,000	1,760,788
Series MTN, 4.85%, 10/11/2029	836,000	865,645
Series MTN, 4.90%, 6/11/2027	1,780,000	1,824,411
Series MTN, 4.90%, 3/3/2028	1,852,000	1,907,264
Series MTN, 4.90%, 3/7/2031	1,617,000	1,676,764
Series MTN, 4.95%, 7/14/2028	2,362,000	2,438,033

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series FXD, 5.05%, 3/3/2026 (a)	$878,000	$890,986
Series MTN, 5.05%, 6/12/2034	1,417,000	1,479,164
Series MTN, 5.10%, 4/11/2034	1,682,000	1,760,819
Series I, 5.15%, 9/8/2033	1,433,000	1,513,076
Series MTN, 5.15%, 9/8/2026	1,953,000	1,998,563
Nordson Corp.:
4.50%, 12/15/2029	2,000,000	2,007,440
5.60%, 9/15/2028	1,775,000	1,853,775
5.80%, 9/15/2033	202,000	217,970
nVent Finance SARL:
2.75%, 11/15/2031	1,895,000	1,639,876
4.55%, 4/15/2028	1,383,000	1,384,770
5.65%, 5/15/2033	491,000	510,193
Otis Worldwide Corp.:
2.57%, 2/15/2030	3,520,000	3,222,419
5.25%, 8/16/2028 (a)	1,420,000	1,470,410
Rockwell Automation, Inc.:
1.75%, 8/15/2031	1,725,000	1,463,594
3.50%, 3/1/2029	1,795,000	1,751,723
Westinghouse Air Brake Technologies Corp.:
3.45%, 11/15/2026	1,695,000	1,665,626
4.70%, 9/15/2028	1,748,000	1,770,147
5.61%, 3/11/2034	1,447,000	1,528,756
Xylem, Inc.:
1.95%, 1/30/2028 (a)	1,819,000	1,688,541
2.25%, 1/30/2031 (a)	3,354,000	2,947,931
3.25%, 11/1/2026 (a)	1,682,000	1,647,990
		122,774,404
MEDIA — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	2,237,000	1,990,572
2.30%, 2/1/2032	1,264,000	1,018,784
2.80%, 4/1/2031	4,055,000	3,468,404
4.20%, 3/15/2028	2,177,000	2,117,894
4.40%, 4/1/2033	4,470,000	4,092,196
5.05%, 3/30/2029	2,379,000	2,367,224
6.10%, 6/1/2029	2,660,000	2,753,659
6.15%, 11/10/2026	1,842,000	1,893,760
6.55%, 6/1/2034	2,676,000	2,779,802
6.65%, 2/1/2034	1,941,000	2,029,238
Comcast Corp.:
1.50%, 2/15/2031	2,765,000	2,331,946
1.95%, 1/15/2031	2,136,000	1,853,728
2.35%, 1/15/2027	2,647,000	2,551,602
2.65%, 2/1/2030	2,490,000	2,304,072
3.15%, 3/1/2026	4,295,000	4,235,729
3.15%, 2/15/2028	2,768,000	2,686,731
Security Description	Principal Amount	Value
3.30%, 2/1/2027	$2,174,000	$2,139,694
3.30%, 4/1/2027	1,887,000	1,856,185
3.40%, 4/1/2030	2,142,000	2,053,900
3.55%, 5/1/2028	1,973,000	1,935,572
3.95%, 10/15/2025	3,654,000	3,643,623
4.15%, 10/15/2028	7,201,000	7,211,225
4.25%, 10/15/2030	2,617,000	2,611,059
4.25%, 1/15/2033	2,583,000	2,537,100
4.55%, 1/15/2029	1,063,000	1,080,423
4.65%, 2/15/2033 (a)	1,260,000	1,278,220
4.80%, 5/15/2033	1,946,000	1,984,258
5.10%, 6/1/2029 (a)	2,189,000	2,280,216
5.25%, 11/7/2025	2,309,000	2,332,921
5.30%, 6/1/2034 (a)	2,425,000	2,551,633
5.35%, 11/15/2027	1,623,000	1,688,245
5.50%, 11/15/2032	1,508,000	1,613,846
7.05%, 3/15/2033	2,854,000	3,335,241
Discovery Communications LLC:
3.63%, 5/15/2030 (a)	3,745,000	3,370,500
3.95%, 3/20/2028	3,199,000	3,050,534
4.13%, 5/15/2029	1,786,000	1,688,324
4.90%, 3/11/2026	50,000	49,965
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	688,000	665,420
3.45%, 3/1/2032	1,928,000	1,755,540
Fox Corp.:
3.50%, 4/8/2030 (a)	1,520,000	1,447,800
4.71%, 1/25/2029 (a)	3,057,000	3,095,610
6.50%, 10/13/2033	1,636,000	1,789,637
Grupo Televisa SAB 8.50%, 3/11/2032	1,904,000	2,206,108
Paramount Global:
2.90%, 1/15/2027	650,000	622,082
3.70%, 6/1/2028	2,581,000	2,448,156
4.00%, 1/15/2026	1,000	988
4.20%, 6/1/2029	1,869,000	1,774,279
4.20%, 5/19/2032	1,250,000	1,109,550
4.95%, 1/15/2031	2,035,000	1,923,258
5.50%, 5/15/2033	1,386,000	1,292,736
7.88%, 7/30/2030	1,393,000	1,523,343
TCI Communications, Inc.:
7.13%, 2/15/2028	1,821,000	1,986,711
7.88%, 2/15/2026	917,000	960,273
Thomson Reuters Corp. 3.35%, 5/15/2026	1,854,000	1,825,893
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	1,823,000	2,092,585
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	1,822,000	1,755,242
Series MTN, 2.95%, 6/15/2027 (a)	1,945,000	1,894,761
3.00%, 2/13/2026	1,794,000	1,767,718

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 7.00%, 3/1/2032 (a)	$1,870,000	$2,190,424
Walt Disney Co.:
1.75%, 1/13/2026	2,196,000	2,133,897
2.00%, 9/1/2029 (a)	3,939,000	3,581,418
2.20%, 1/13/2028	1,924,000	1,826,126
2.65%, 1/13/2031	4,157,500	3,794,800
3.38%, 11/15/2026	1,223,000	1,207,382
3.70%, 10/15/2025	1,314,000	1,308,797
3.70%, 3/23/2027	1,000,000	995,950
3.80%, 3/22/2030	1,379,000	1,356,605
6.55%, 3/15/2033	892,000	1,023,597
		144,124,711
METAL FABRICATE & HARDWARE — 0.1%
Timken Co.:
4.13%, 4/1/2032 (a)	1,094,000	1,050,502
4.50%, 12/15/2028 (a)	5,590,000	5,586,143
		6,636,645
MINING — 0.5%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	1,427,000	1,344,605
3.75%, 10/1/2030	1,374,000	1,276,872
BHP Billiton Finance USA Ltd.:
4.75%, 2/28/2028	1,763,000	1,798,807
4.88%, 2/27/2026	1,853,000	1,870,492
4.90%, 2/28/2033 (a)	540,000	554,510
5.10%, 9/8/2028	1,879,000	1,943,187
5.25%, 9/8/2026	1,822,000	1,861,920
5.25%, 9/8/2030 (a)	1,667,000	1,758,218
5.25%, 9/8/2033	2,315,000	2,425,078
6.42%, 3/1/2026	1,770,000	1,821,542
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	1,729,000	1,706,160
4.25%, 3/1/2030	50,000	48,963
4.38%, 8/1/2028	1,992,000	1,977,239
4.63%, 8/1/2030 (a)	1,022,000	1,021,152
5.00%, 9/1/2027	982,000	987,047
5.25%, 9/1/2029	139,000	141,014
Kinross Gold Corp.:
4.50%, 7/15/2027	1,639,000	1,643,769
6.25%, 7/15/2033	1,842,000	1,997,557
Newmont Corp.:
2.25%, 10/1/2030 (a)	1,578,000	1,413,557
2.60%, 7/15/2032 (a)	1,367,000	1,211,804
2.80%, 10/1/2029 (a)	1,332,000	1,249,096
Newmont Corp./Newcrest Finance Pty. Ltd.:
5.30%, 3/15/2026	2,926,000	2,962,985
5.35%, 3/15/2034	1,743,000	1,827,989
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	1,787,000	1,992,862
7.25%, 3/15/2031	1,909,000	2,194,205
Security Description	Principal Amount	Value
Rio Tinto Finance USA Ltd. 7.13%, 7/15/2028	$1,819,000	$2,003,847
Yamana Gold, Inc. 2.63%, 8/15/2031	4,987,000	4,313,456
		45,347,933
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
Series MTN, 2.25%, 9/19/2026	1,598,000	1,540,520
2.38%, 8/26/2029 (a)	2,436,000	2,241,047
2.88%, 10/15/2027	1,781,000	1,717,668
3.05%, 4/15/2030 (a)	1,965,000	1,863,252
Series MTN, 3.38%, 3/1/2029 (a)	1,905,000	1,843,392
Series MTN, 3.63%, 9/14/2028 (a)	630,000	619,032
Carlisle Cos., Inc.:
2.20%, 3/1/2032	1,514,000	1,283,206
2.75%, 3/1/2030	2,867,000	2,636,493
3.75%, 12/1/2027 (a)	1,497,000	1,471,970
Eaton Corp.:
3.10%, 9/15/2027	3,384,000	3,304,781
4.00%, 11/2/2032	75,000	73,705
4.35%, 5/18/2028	2,435,000	2,465,559
GE Capital Funding LLC 4.55%, 5/15/2032	3,336,000	3,337,134
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	1,215,000	1,199,606
General Electric Co.:
3.45%, 5/1/2027	500	491
Series MTN, 6.75%, 3/15/2032	2,007,000	2,303,554
Illinois Tool Works, Inc. 2.65%, 11/15/2026 (a)	1,446,000	1,412,930
Parker-Hannifin Corp.:
3.25%, 3/1/2027	1,884,000	1,844,285
3.25%, 6/14/2029	912,000	875,757
4.25%, 9/15/2027	2,155,000	2,162,176
4.50%, 9/15/2029	1,900,500	1,922,717
Pentair Finance SARL:
4.50%, 7/1/2029	1,347,000	1,341,518
5.90%, 7/15/2032 (a)	1,014,000	1,086,318
Teledyne Technologies, Inc.:
1.60%, 4/1/2026	1,652,000	1,583,723
2.75%, 4/1/2031	2,704,000	2,431,437
Textron, Inc.:
2.45%, 3/15/2031	1,584,000	1,386,491
3.00%, 6/1/2030	1,446,000	1,339,141
3.38%, 3/1/2028	150,000	145,209
3.65%, 3/15/2027	2,132,000	2,098,933
3.90%, 9/17/2029	2,462,000	2,402,272
4.00%, 3/15/2026	1,885,000	1,876,744

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Trane Technologies Financing Ltd. 3.50%, 3/21/2026 (a)	$1,932,000	$1,911,173
Trane Technologies Global Holding Co. Ltd. 3.75%, 8/21/2028 (a)	1,789,000	1,764,509
		55,486,743
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	1,928,000	1,856,780
3.25%, 2/15/2029	1,864,000	1,758,665
3.28%, 12/1/2028 (a)	2,036,000	1,930,006
3.57%, 12/1/2031	1,806,000	1,652,851
4.25%, 4/1/2028 (a)	1,900,000	1,878,036
5.10%, 3/1/2030	800,000	812,520
5.55%, 8/22/2034	1,295,000	1,324,189
		11,213,047
OIL & GAS — 2.7%
Apache Corp.:
4.25%, 1/15/2030 (a)	1,772,000	1,703,725
4.38%, 10/15/2028	1,812,000	1,778,641
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	1,598,000	1,394,143
2.72%, 1/12/2032 (a)	2,594,000	2,311,332
3.02%, 1/16/2027	1,729,000	1,690,167
3.12%, 5/4/2026	1,766,000	1,739,810
3.41%, 2/11/2026	1,638,000	1,624,437
3.54%, 4/6/2027	1,403,000	1,385,982
3.59%, 4/14/2027	1,141,000	1,128,164
3.63%, 4/6/2030	2,596,000	2,520,716
3.94%, 9/21/2028	1,500,000	1,490,865
4.23%, 11/6/2028	2,609,000	2,618,653
4.70%, 4/10/2029 (a)	1,963,000	2,004,832
4.81%, 2/13/2033	4,467,000	4,526,054
4.89%, 9/11/2033	2,262,000	2,301,314
4.97%, 10/17/2029	1,554,000	1,603,821
4.99%, 4/10/2034	1,849,000	1,889,641
5.02%, 11/17/2027 (a)	1,862,000	1,915,141
BP Capital Markets PLC:
3.28%, 9/19/2027	2,121,000	2,078,092
3.72%, 11/28/2028	1,992,000	1,958,016
Burlington Resources LLC:
7.20%, 8/15/2031	1,499,000	1,730,296
7.40%, 12/1/2031	1,734,000	2,027,965
Canadian Natural Resources Ltd.:
2.95%, 7/15/2030	1,322,000	1,208,268
3.85%, 6/1/2027	2,363,000	2,329,918
6.45%, 6/30/2033	770,000	838,969
7.20%, 1/15/2032	1,811,000	2,058,220
Cenovus Energy, Inc.:
2.65%, 1/15/2032	629,000	542,091
4.25%, 4/15/2027	3,516,000	3,500,143
Security Description	Principal Amount	Value
Chevron Corp.:
2.00%, 5/11/2027	$1,282,000	$1,224,669
2.24%, 5/11/2030	3,390,000	3,077,984
2.95%, 5/16/2026	3,164,000	3,117,489
3.33%, 11/17/2025	985,000	976,795
Chevron USA, Inc.:
1.02%, 8/12/2027 (a)	1,443,000	1,334,645
3.25%, 10/15/2029	1,957,000	1,894,396
3.85%, 1/15/2028 (a)	1,360,000	1,362,516
Conoco Funding Co. 7.25%, 10/15/2031	1,600,000	1,862,864
ConocoPhillips 5.90%, 10/15/2032	196,000	215,563
ConocoPhillips Co.:
5.05%, 9/15/2033 (a)	142,000	146,960
6.95%, 4/15/2029	1,990,000	2,213,039
Continental Resources, Inc. 4.38%, 1/15/2028	126,000	124,197
Coterra Energy, Inc.:
3.90%, 5/15/2027	1,867,000	1,839,630
4.38%, 3/15/2029	1,850,000	1,827,060
5.60%, 3/15/2034	1,847,000	1,911,793
Devon Energy Corp.:
4.50%, 1/15/2030 (a)	978,000	969,912
5.20%, 9/15/2034	2,251,000	2,241,568
5.25%, 10/15/2027	630,000	633,730
5.85%, 12/15/2025	1,475,000	1,489,809
5.88%, 6/15/2028 (a)	709,000	716,721
7.88%, 9/30/2031 (a)	2,243,000	2,613,185
7.95%, 4/15/2032	586,000	688,544
Diamondback Energy, Inc.:
3.13%, 3/24/2031	2,950,000	2,688,453
3.50%, 12/1/2029	460,000	437,920
5.15%, 1/30/2030	1,782,000	1,829,116
5.20%, 4/18/2027	1,678,000	1,712,063
5.40%, 4/18/2034	1,878,000	1,916,912
6.25%, 3/15/2033	3,446,000	3,716,718
Eni USA, Inc. 7.30%, 11/15/2027	1,264,000	1,372,047
EOG Resources, Inc.:
4.15%, 1/15/2026	1,319,000	1,319,211
4.38%, 4/15/2030	1,817,000	1,830,028
EQT Corp.:
5.00%, 1/15/2029	1,152,000	1,164,292
5.75%, 2/1/2034 (a)	3,227,000	3,323,713
7.00%, 2/1/2030 (a)	1,660,000	1,813,699
Exxon Mobil Corp.:
2.28%, 8/16/2026	269,000	261,530
2.44%, 8/16/2029 (a)	2,798,000	2,617,389
2.61%, 10/15/2030	7,801,000	7,189,090
3.04%, 3/1/2026	3,928,000	3,879,882
3.48%, 3/19/2030	3,294,000	3,199,792
Helmerich & Payne, Inc.:
2.90%, 9/29/2031	1,914,000	1,640,432
4.65%, 12/1/2027 (a) (b)	600,000	601,176

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 12/1/2029 (a) (b)	$1,000,000	$986,120
Hess Corp.:
4.30%, 4/1/2027	1,994,000	1,993,521
7.13%, 3/15/2033	1,825,000	2,103,112
7.30%, 8/15/2031	1,557,000	1,784,571
7.88%, 10/1/2029	1,732,000	1,982,898
HF Sinclair Corp.:
4.50%, 10/1/2030 (a)	1,753,000	1,708,071
5.00%, 2/1/2028	1,121,000	1,113,803
5.88%, 4/1/2026 (a)	1,861,000	1,886,179
6.38%, 4/15/2027	550,000	559,372
HollyFrontier Corp. 5.88%, 4/1/2026	8,000	8,047
Marathon Oil Corp.:
4.40%, 7/15/2027 (a)	1,606,000	1,608,345
5.30%, 4/1/2029	1,437,000	1,490,499
5.70%, 4/1/2034 (a)	1,603,000	1,719,682
6.80%, 3/15/2032	1,374,000	1,553,183
Marathon Petroleum Corp.:
3.80%, 4/1/2028	1,046,000	1,028,228
5.13%, 12/15/2026	1,756,000	1,783,587
Occidental Petroleum Corp.:
5.00%, 8/1/2027	1,811,000	1,835,956
5.20%, 8/1/2029	1,960,000	1,992,164
5.38%, 1/1/2032	1,966,000	1,996,021
5.50%, 12/1/2025	328,000	329,876
5.55%, 3/15/2026	32,000	32,387
5.55%, 10/1/2034	1,845,000	1,873,597
6.13%, 1/1/2031	3,270,000	3,450,242
6.38%, 9/1/2028	680,000	715,401
6.63%, 9/1/2030	2,448,000	2,640,046
7.50%, 5/1/2031	6,770,000	7,684,221
7.88%, 9/15/2031	2,082,000	2,415,349
8.50%, 7/15/2027	1,946,000	2,117,034
8.88%, 7/15/2030	1,952,000	2,302,091
Ovintiv, Inc.:
5.65%, 5/15/2028 (a)	150,000	154,794
6.25%, 7/15/2033 (a)	1,976,000	2,089,719
7.20%, 11/1/2031	2,021,000	2,252,445
7.38%, 11/1/2031	1,174,000	1,322,781
8.13%, 9/15/2030 (a)	1,990,000	2,313,673
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028 (a)	1,010,000	972,590
5.15%, 11/15/2029 (a)	4,514,000	4,459,471
7.15%, 10/1/2033 (a)	2,708,000	2,916,137
Phillips 66 Co.:
1.30%, 2/15/2026	1,989,000	1,911,429
2.15%, 12/15/2030	1,480,000	1,297,990
3.15%, 12/15/2029	1,513,000	1,432,281
3.55%, 10/1/2026	697,000	687,751
3.75%, 3/1/2028	259,000	255,055
3.90%, 3/15/2028 (a)	799,000	790,403
4.95%, 12/1/2027	60,000	61,418
5.25%, 6/15/2031	2,049,000	2,119,670
5.30%, 6/30/2033	2,116,000	2,183,352
Security Description	Principal Amount	Value
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	$1,475,000	$1,418,389
1.90%, 8/15/2030	1,844,000	1,616,395
2.15%, 1/15/2031	1,716,000	1,507,884
5.10%, 3/29/2026	2,118,000	2,147,779
Shell International Finance BV:
2.38%, 11/7/2029	2,658,000	2,457,401
2.50%, 9/12/2026 (a)	2,832,000	2,750,014
2.75%, 4/6/2030 (a)	3,003,000	2,795,793
2.88%, 5/10/2026 (a)	4,052,000	3,975,660
3.88%, 11/13/2028	2,225,000	2,218,325
Suncor Energy, Inc. 7.15%, 2/1/2032	1,620,000	1,828,915
Tosco Corp. 8.13%, 2/15/2030	1,664,000	1,975,434
TotalEnergies Capital International SA:
2.83%, 1/10/2030	3,103,000	2,916,758
3.46%, 2/19/2029	1,088,000	1,062,878
TotalEnergies Capital SA:
3.88%, 10/11/2028 (a)	1,766,000	1,755,934
4.72%, 9/10/2034	2,225,000	2,236,103
5.15%, 4/5/2034	2,059,000	2,142,389
Valero Energy Corp.:
2.15%, 9/15/2027 (a)	1,739,000	1,641,268
2.80%, 12/1/2031 (a)	1,854,000	1,633,300
3.40%, 9/15/2026	1,050,000	1,032,454
4.00%, 4/1/2029	505,000	498,430
4.35%, 6/1/2028 (a)	561,000	560,832
7.50%, 4/15/2032	1,862,000	2,168,392
Woodside Finance Ltd. 5.10%, 9/12/2034	3,050,000	3,028,894
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	108,627
		254,288,758
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
2.06%, 12/15/2026 (a)	1,541,000	1,476,864
3.14%, 11/7/2029 (a)	1,657,000	1,570,405
3.34%, 12/15/2027	5,060,000	4,937,143
4.49%, 5/1/2030 (a)	1,386,000	1,398,197
Halliburton Co.:
2.92%, 3/1/2030 (a)	1,922,000	1,785,999
3.80%, 11/15/2025	1,797,000	1,784,457
NOV, Inc. 3.60%, 12/1/2029	951,000	902,727
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	1,882,000	1,730,179
4.50%, 5/15/2028 (a)	386,000	391,636
4.85%, 5/15/2033	1,955,000	1,998,010
5.00%, 6/1/2034	1,955,000	2,007,824
		19,983,441

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.5%
Amcor Finance USA, Inc.:
3.63%, 4/28/2026	$535,000	$527,761
4.50%, 5/15/2028	1,523,000	1,522,193
5.63%, 5/26/2033	1,692,000	1,783,757
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030 (a)	3,084,000	2,774,706
2.69%, 5/25/2031 (a)	1,831,000	1,618,750
3.10%, 9/15/2026	399,000	387,820
Amcor Group Finance PLC 5.45%, 5/23/2029 (a)	1,445,000	1,497,699
AptarGroup, Inc. 3.60%, 3/15/2032	2,458,000	2,242,360
Berry Global, Inc.:
1.57%, 1/15/2026	490,000	471,625
1.65%, 1/15/2027	7,080,000	6,647,483
5.50%, 4/15/2028	665,000	682,330
5.65%, 1/15/2034 (b)	1,683,000	1,728,525
5.80%, 6/15/2031 (b)	1,900,000	1,975,810
Packaging Corp. of America:
3.00%, 12/15/2029	1,162,000	1,094,035
3.40%, 12/15/2027 (a)	927,000	904,576
5.70%, 12/1/2033	1,717,000	1,827,060
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030 (b)	1,965,000	2,028,017
5.44%, 4/3/2034 (b)	1,861,000	1,940,074
Sonoco Products Co.:
2.25%, 2/1/2027	667,000	635,924
2.85%, 2/1/2032 (a)	1,806,000	1,578,968
3.13%, 5/1/2030 (a)	1,878,000	1,749,902
4.45%, 9/1/2026	610,000	610,177
4.60%, 9/1/2029	1,250,000	1,244,137
5.00%, 9/1/2034	1,490,000	1,469,736
WestRock MWV LLC:
7.95%, 2/15/2031	804,000	943,277
8.20%, 1/15/2030 (a)	1,944,000	2,268,842
WRKCo, Inc.:
3.38%, 9/15/2027	1,836,000	1,788,448
3.90%, 6/1/2028	1,316,000	1,290,904
4.00%, 3/15/2028	1,588,000	1,568,880
4.65%, 3/15/2026	1,736,000	1,738,014
4.90%, 3/15/2029 (a)	1,387,000	1,412,465
		49,954,255
PHARMACEUTICALS — 4.2%
AbbVie, Inc.:
2.95%, 11/21/2026	9,349,000	9,153,045
3.20%, 5/14/2026	2,843,000	2,806,610
3.20%, 11/21/2029	8,132,000	7,774,924
4.25%, 11/14/2028 (a)	3,031,000	3,062,704
4.80%, 3/15/2027	3,997,000	4,074,142
4.80%, 3/15/2029 (a)	4,928,000	5,070,567
4.95%, 3/15/2031	4,499,000	4,675,451
5.05%, 3/15/2034	6,152,000	6,425,456
Security Description	Principal Amount	Value
Astrazeneca Finance LLC:
1.20%, 5/28/2026	$2,105,000	$2,015,411
1.75%, 5/28/2028	1,751,000	1,616,768
2.25%, 5/28/2031	1,953,000	1,731,002
4.80%, 2/26/2027	2,274,000	2,318,275
4.85%, 2/26/2029	2,346,000	2,418,656
4.88%, 3/3/2028 (a)	11,692,000	12,012,127
4.88%, 3/3/2033	233,000	241,994
4.90%, 3/3/2030 (a)	1,432,000	1,487,175
4.90%, 2/26/2031	4,044,000	4,205,841
5.00%, 2/26/2034	2,261,000	2,359,987
AstraZeneca PLC:
0.70%, 4/8/2026	2,597,000	2,473,409
1.38%, 8/6/2030 (a)	2,616,000	2,249,158
3.13%, 6/12/2027	1,970,000	1,930,580
3.38%, 11/16/2025	3,034,000	3,009,789
4.00%, 1/17/2029	100,000	100,031
Becton Dickinson & Co.:
1.96%, 2/11/2031	1,946,000	1,679,379
3.70%, 6/6/2027	2,754,000	2,720,346
4.69%, 2/13/2028	1,632,000	1,652,286
4.87%, 2/8/2029	1,014,000	1,035,365
5.08%, 6/7/2029	1,145,000	1,182,693
5.11%, 2/8/2034	7,710,000	7,931,046
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	2,524,000	2,432,152
1.13%, 11/13/2027 (a)	400,000	367,416
1.45%, 11/13/2030 (a)	2,009,000	1,719,222
2.95%, 3/15/2032	3,143,000	2,864,562
3.20%, 6/15/2026	2,969,000	2,930,997
3.25%, 2/27/2027 (a)	5,656,000	5,569,124
3.40%, 7/26/2029 (a)	3,686,000	3,580,359
3.45%, 11/15/2027	1,887,000	1,862,978
3.90%, 2/20/2028 (a)	2,411,000	2,401,380
4.90%, 2/22/2027	1,915,000	1,955,464
4.90%, 2/22/2029 (a)	2,877,000	2,973,638
5.10%, 2/22/2031 (a)	1,905,000	1,994,859
5.20%, 2/22/2034 (a)	4,582,000	4,828,603
5.75%, 2/1/2031	1,595,000	1,726,061
5.90%, 11/15/2033 (a)	1,737,000	1,919,611
Cardinal Health, Inc.:
3.41%, 6/15/2027	2,261,000	2,215,690
5.13%, 2/15/2029	1,356,000	1,395,121
5.45%, 2/15/2034	1,923,000	2,012,419
Cencora, Inc.:
2.70%, 3/15/2031	1,715,000	1,540,636
2.80%, 5/15/2030	1,007,000	925,503
3.45%, 12/15/2027	1,355,000	1,325,271
5.13%, 2/15/2034 (a)	1,790,000	1,843,843
Cigna Group:
1.25%, 3/15/2026	3,063,000	2,931,322
2.38%, 3/15/2031	2,245,000	1,978,339
2.40%, 3/15/2030	1,774,000	1,605,736
3.05%, 10/15/2027	996,000	965,712
3.40%, 3/1/2027	2,111,000	2,072,369

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 11/15/2025	$2,170,000	$2,163,989
4.38%, 10/15/2028	4,959,000	4,977,943
4.50%, 2/25/2026	2,053,000	2,058,091
5.00%, 5/15/2029	1,924,000	1,979,815
5.13%, 5/15/2031	1,848,000	1,919,721
5.25%, 2/15/2034	2,621,000	2,714,045
5.40%, 3/15/2033	2,180,000	2,286,929
CVS Health Corp.:
1.30%, 8/21/2027	4,736,000	4,352,242
1.75%, 8/21/2030	2,777,000	2,365,782
1.88%, 2/28/2031	2,063,000	1,738,139
2.13%, 9/15/2031	1,857,000	1,568,682
2.88%, 6/1/2026	4,600,000	4,491,762
3.00%, 8/15/2026 (a)	1,755,000	1,714,530
3.25%, 8/15/2029	2,104,000	1,987,712
3.63%, 4/1/2027 (a)	1,661,000	1,637,763
3.75%, 4/1/2030	2,377,000	2,278,426
4.30%, 3/25/2028	8,565,000	8,538,791
5.00%, 2/20/2026	4,014,000	4,041,295
5.00%, 1/30/2029 (a)	1,951,000	1,992,010
5.13%, 2/21/2030	2,539,000	2,603,008
5.25%, 1/30/2031	1,926,000	1,983,144
5.25%, 2/21/2033 (a)	2,792,000	2,852,307
5.30%, 6/1/2033 (a)	3,068,000	3,134,576
5.40%, 6/1/2029 (a)	1,943,000	2,015,707
5.55%, 6/1/2031	1,311,000	1,367,439
5.70%, 6/1/2034 (a)	3,082,000	3,214,341
6.25%, 6/1/2027	486,000	508,968
Eli Lilly & Co.:
3.10%, 5/15/2027	630,000	618,937
3.38%, 3/15/2029 (a)	1,874,000	1,832,135
4.15%, 8/14/2027	2,325,000	2,346,832
4.20%, 8/14/2029	1,960,000	1,977,993
4.50%, 2/9/2027	1,681,000	1,704,046
4.50%, 2/9/2029	1,798,000	1,840,828
4.60%, 8/14/2034	2,140,000	2,170,088
4.70%, 2/27/2033	1,440,000	1,480,766
4.70%, 2/9/2034	3,617,000	3,698,165
5.50%, 3/15/2027	535,000	556,614
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	2,630,000	2,553,730
GlaxoSmithKline Capital, Inc. 3.88%, 5/15/2028	2,896,000	2,882,186
Johnson & Johnson:
0.95%, 9/1/2027	1,391,000	1,289,179
1.30%, 9/1/2030 (a)	3,005,000	2,611,916
2.45%, 3/1/2026	1,959,000	1,921,975
2.90%, 1/15/2028 (a)	1,495,000	1,458,746
2.95%, 3/3/2027	1,854,000	1,821,685
4.80%, 6/1/2029 (a)	2,260,000	2,352,457
4.90%, 6/1/2031	6,619,000	6,954,451
4.95%, 5/15/2033	613,000	657,234
4.95%, 6/1/2034	1,704,000	1,806,393
6.95%, 9/1/2029	607,000	695,889
Security Description	Principal Amount	Value
McKesson Corp.:
1.30%, 8/15/2026 (a)	$1,895,000	$1,802,069
3.95%, 2/16/2028	130,000	129,371
4.25%, 9/15/2029	1,500,000	1,503,375
4.90%, 7/15/2028 (a)	1,641,000	1,688,819
5.10%, 7/15/2033	1,813,000	1,882,365
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	1,643,000	1,637,989
Merck & Co., Inc.:
0.75%, 2/24/2026	1,402,000	1,342,191
1.45%, 6/24/2030	2,075,000	1,798,942
1.70%, 6/10/2027 (a)	2,460,000	2,330,629
1.90%, 12/10/2028	1,838,000	1,694,710
2.15%, 12/10/2031	3,840,000	3,361,421
3.40%, 3/7/2029	2,669,000	2,607,186
4.05%, 5/17/2028 (a)	1,592,000	1,606,026
4.30%, 5/17/2030 (a)	2,021,000	2,050,082
4.50%, 5/17/2033	2,797,000	2,841,724
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	1,684,000	1,810,165
Mylan, Inc. 4.55%, 4/15/2028 (a)	2,029,000	2,023,867
Novartis Capital Corp.:
2.00%, 2/14/2027	4,994,000	4,793,391
2.20%, 8/14/2030	2,451,000	2,224,650
3.00%, 11/20/2025	2,133,000	2,108,087
3.10%, 5/17/2027	1,833,000	1,800,428
3.80%, 9/18/2029 (a)	1,000,000	992,550
4.00%, 9/18/2031 (a)	1,430,000	1,418,417
4.20%, 9/18/2034	1,350,000	1,329,399
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2026	5,387,000	5,420,830
4.45%, 5/19/2028	6,700,000	6,799,160
4.65%, 5/19/2030	4,592,000	4,702,989
4.75%, 5/19/2033	9,971,000	10,178,297
Pfizer, Inc.:
1.70%, 5/28/2030 (a)	2,147,000	1,893,869
1.75%, 8/18/2031 (a)	1,684,000	1,443,996
2.63%, 4/1/2030	2,522,000	2,339,811
2.75%, 6/3/2026	2,099,000	2,058,090
3.00%, 12/15/2026	3,082,000	3,023,041
3.45%, 3/15/2029 (a)	3,151,000	3,086,341
3.60%, 9/15/2028 (a)	1,852,000	1,833,721
Pharmacia LLC 6.60%, 12/1/2028	3,078,000	3,360,560
Sanofi SA 3.63%, 6/19/2028	1,303,000	1,291,612
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	2,685,000	2,643,275
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	4,082,000	3,626,285
5.00%, 11/26/2028 (a)	3,134,000	3,212,977
5.30%, 7/5/2034	2,586,000	2,698,000

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	$2,959,000	$2,929,351
Viatris, Inc.:
2.30%, 6/22/2027	1,994,000	1,879,445
2.70%, 6/22/2030	2,340,000	2,079,090
Wyeth LLC 6.50%, 2/1/2034	981,000	1,128,954
Zoetis, Inc.:
2.00%, 5/15/2030	1,800,000	1,590,804
3.00%, 9/12/2027	1,542,000	1,495,247
4.50%, 11/13/2025	1,608,000	1,609,142
5.40%, 11/14/2025	5,512,000	5,563,978
5.60%, 11/16/2032	1,697,000	1,817,232
		403,555,956
PIPELINES — 3.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,595
Boardwalk Pipelines LP:
3.40%, 2/15/2031	1,792,000	1,645,522
3.60%, 9/1/2032	609,000	551,389
4.45%, 7/15/2027 (a)	1,218,000	1,220,156
4.80%, 5/3/2029 (a)	500,000	502,245
5.95%, 6/1/2026	1,539,000	1,567,210
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	2,381,000	2,288,879
5.13%, 6/30/2027	2,088,000	2,122,953
Cheniere Energy Partners LP:
3.25%, 1/31/2032 (a)	2,206,000	1,971,237
4.00%, 3/1/2031	4,205,000	3,984,994
4.50%, 10/1/2029	2,590,000	2,547,317
5.75%, 8/15/2034 (a) (b)	300,000	312,876
5.95%, 6/30/2033	3,493,000	3,696,537
Cheniere Energy, Inc.:
4.63%, 10/15/2028	2,806,000	2,789,164
5.65%, 4/15/2034 (b)	2,619,000	2,711,974
DCP Midstream Operating LP:
3.25%, 2/15/2032	1,262,000	1,121,691
5.13%, 5/15/2029 (a)	1,461,000	1,496,707
5.63%, 7/15/2027 (a)	614,000	631,708
8.13%, 8/16/2030	8,449,000	9,936,108
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	75,000	70,301
Enbridge, Inc.:
1.60%, 10/4/2026	1,851,000	1,756,840
2.50%, 8/1/2033	450,000	377,573
3.13%, 11/15/2029	865,000	816,223
3.70%, 7/15/2027	627,000	618,209
4.25%, 12/1/2026	1,523,000	1,521,218
5.25%, 4/5/2027 (a)	1,848,000	1,892,315
5.30%, 4/5/2029	1,854,000	1,921,022
5.63%, 4/5/2034 (a)	1,982,000	2,082,170
5.70%, 3/8/2033 (a)	4,307,000	4,540,956
Security Description	Principal Amount	Value
5.90%, 11/15/2026	$1,969,000	$2,033,426
6.00%, 11/15/2028	260,000	276,211
6.20%, 11/15/2030 (a)	1,416,000	1,541,812
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (c)	1,866,000	1,965,010
5 yr. CMT + 3.12%, 7.38%, 3/15/2055 (c)	1,985,000	2,065,670
5 yr. CMT + 4.43%, 8.50%, 1/15/2084 (c)	788,000	883,624
Energy Transfer LP:
3.75%, 5/15/2030	3,137,000	2,997,498
3.90%, 7/15/2026	1,999,000	1,981,429
4.00%, 10/1/2027	1,748,000	1,730,730
4.15%, 9/15/2029	450,000	443,151
4.20%, 4/15/2027 (a)	1,621,000	1,616,040
4.40%, 3/15/2027 (a)	1,174,000	1,175,996
4.75%, 1/15/2026	1,947,000	1,949,609
4.95%, 5/15/2028 (a)	1,634,000	1,658,543
4.95%, 6/15/2028	1,002,000	1,019,084
5.25%, 4/15/2029 (a)	2,171,000	2,232,830
5.25%, 7/1/2029	1,544,000	1,591,632
5.50%, 6/1/2027	1,753,000	1,798,070
5.55%, 2/15/2028	1,962,000	2,028,826
5.55%, 5/15/2034	3,621,000	3,748,314
5.75%, 2/15/2033	2,620,000	2,746,284
5.95%, 12/1/2025	1,333,000	1,347,610
6.05%, 12/1/2026	1,780,000	1,841,891
6.10%, 12/1/2028	1,846,000	1,960,784
6.40%, 12/1/2030	1,949,000	2,121,681
6.55%, 12/1/2033	3,092,000	3,414,712
EnLink Midstream LLC:
5.38%, 6/1/2029	1,100,000	1,127,379
5.65%, 9/1/2034	1,250,000	1,291,813
EnLink Midstream Partners LP 4.85%, 7/15/2026	613,000	613,901
Enterprise Products Operating LLC:
2.80%, 1/31/2030	2,515,000	2,346,495
3.13%, 7/31/2029 (a)	1,795,000	1,714,063
3.70%, 2/15/2026 (a)	769,000	765,032
3.95%, 2/15/2027	858,000	855,692
4.15%, 10/16/2028	1,624,000	1,623,253
4.60%, 1/11/2027	1,721,000	1,742,788
4.85%, 1/31/2034	1,811,000	1,837,042
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	1,485,000	1,467,046
5.35%, 1/31/2033	1,944,000	2,040,831
3 mo. USD Term SOFR + 2.83%, 5.38%, 2/15/2078 (c)	4,264,000	4,069,817
Series D, 6.88%, 3/1/2033	1,332,000	1,530,135
Kinder Morgan Energy Partners LP:
7.30%, 8/15/2033	8,786,000	10,216,185
7.40%, 3/15/2031	1,307,000	1,480,230

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 3/15/2032	$801,000	$936,625
Kinder Morgan, Inc.:
1.75%, 11/15/2026 (a)	1,148,000	1,091,105
2.00%, 2/15/2031 (a)	1,525,000	1,310,128
4.80%, 2/1/2033	2,889,000	2,866,177
5.00%, 2/1/2029	2,043,000	2,084,759
5.10%, 8/1/2029 (a)	1,455,000	1,493,267
5.20%, 6/1/2033	1,880,000	1,903,726
5.40%, 2/1/2034	1,925,000	1,973,009
Series GMTN, 7.75%, 1/15/2032 (a)	1,706,000	1,994,348
Series GMTN, 7.80%, 8/1/2031	1,263,000	1,471,963
MPLX LP:
1.75%, 3/1/2026	2,719,000	2,618,587
2.65%, 8/15/2030	2,878,000	2,590,171
4.00%, 3/15/2028	1,808,000	1,783,664
4.13%, 3/1/2027	2,752,000	2,737,084
4.25%, 12/1/2027	1,703,000	1,696,580
4.80%, 2/15/2029 (a)	877,000	890,453
4.95%, 9/1/2032	2,224,000	2,232,429
5.00%, 3/1/2033	3,388,000	3,390,914
5.50%, 6/1/2034	1,834,000	1,885,609
Northwest Pipeline LLC 4.00%, 4/1/2027	1,836,000	1,816,153
ONEOK, Inc.:
3.10%, 3/15/2030	1,652,000	1,537,979
3.25%, 6/1/2030	160,000	149,968
3.40%, 9/1/2029	1,862,000	1,770,650
4.00%, 7/13/2027	1,885,000	1,870,693
4.25%, 9/24/2027	1,500,000	1,501,440
4.35%, 3/15/2029	3,000	2,984
4.40%, 10/15/2029	1,000,000	996,670
4.75%, 10/15/2031	1,500,000	1,500,210
5.00%, 3/1/2026	1,179,000	1,184,930
5.55%, 11/1/2026	1,528,000	1,562,747
5.65%, 11/1/2028	2,591,000	2,708,709
5.80%, 11/1/2030	2,422,000	2,579,503
5.85%, 1/15/2026	1,878,000	1,906,639
6.05%, 9/1/2033	2,744,000	2,933,226
6.10%, 11/15/2032	1,834,000	1,977,510
6.35%, 1/15/2031	1,735,000	1,880,306
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029 (a)	4,376,000	4,161,751
3.80%, 9/15/2030	1,712,000	1,632,101
4.50%, 12/15/2026	6,022,000	6,029,287
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028 (a)	1,691,000	1,681,784
4.50%, 5/15/2030	2,597,000	2,590,144
5.00%, 3/15/2027 (a)	4,324,000	4,380,947
5.88%, 6/30/2026	3,032,000	3,082,362
South Bow USA Infrastructure Holdings LLC:
4.91%, 9/1/2027 (b)	1,000,000	1,007,660
Security Description	Principal Amount	Value
5.03%, 10/1/2029 (b)	$1,975,000	$1,981,221
5.58%, 10/1/2034 (b)	1,825,000	1,843,797
Spectra Energy Partners LP 3.38%, 10/15/2026	1,878,000	1,845,079
Targa Resources Corp.:
4.20%, 2/1/2033	1,885,000	1,784,341
5.20%, 7/1/2027	1,254,000	1,282,453
6.13%, 3/15/2033	1,809,000	1,942,540
6.15%, 3/1/2029 (a)	1,546,000	1,647,371
6.50%, 3/30/2034	880,000	973,403
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.00%, 1/15/2032	2,125,000	1,997,415
4.88%, 2/1/2031	3,608,000	3,581,048
5.00%, 1/15/2028	1,371,000	1,371,864
5.50%, 3/1/2030	2,739,000	2,790,822
6.50%, 7/15/2027	324,000	328,542
6.88%, 1/15/2029	1,567,000	1,606,175
TC PipeLines LP 3.90%, 5/25/2027	1,664,000	1,637,759
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	1,597,000	1,686,656
7.00%, 10/15/2028	1,882,000	2,051,418
Texas Eastern Transmission LP 7.00%, 7/15/2032 (a)	1,004,000	1,136,287
TransCanada PipeLines Ltd.:
2.50%, 10/12/2031 (a)	2,073,000	1,834,149
4.10%, 4/15/2030	1,820,000	1,789,897
4.25%, 5/15/2028 (a)	2,128,000	2,121,467
4.63%, 3/1/2034	2,644,000	2,607,513
4.88%, 1/15/2026	2,503,000	2,513,738
5.60%, 3/31/2034	627,000	657,472
6.20%, 3/9/2026	1,232,000	1,232,641
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	2,045,000	1,915,531
4.00%, 3/15/2028 (a)	267,000	263,310
7.85%, 2/1/2026	1,909,000	1,974,460
Valero Energy Partners LP 4.50%, 3/15/2028	1,817,000	1,821,888
Western Midstream Operating LP:
4.05%, 2/1/2030	1,008,000	970,462
4.50%, 3/1/2028	838,000	830,098
4.65%, 7/1/2026	1,240,000	1,239,950
4.75%, 8/15/2028	989,000	988,140
6.15%, 4/1/2033	1,687,000	1,783,311
6.35%, 1/15/2029	1,240,000	1,316,719
Williams Cos., Inc.:
2.60%, 3/15/2031 (a)	2,669,000	2,358,836
3.50%, 11/15/2030	1,767,000	1,670,027
3.75%, 6/15/2027	1,878,000	1,850,656

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 8/15/2032	$1,906,000	$1,893,115
4.80%, 11/15/2029	515,000	522,740
4.90%, 3/15/2029	1,787,000	1,816,128
5.15%, 3/15/2034	1,885,000	1,906,131
5.30%, 8/15/2028	1,943,000	2,007,041
5.40%, 3/2/2026	1,754,000	1,776,714
5.65%, 3/15/2033	1,921,000	2,012,536
Series A, 7.50%, 1/15/2031	1,584,000	1,805,839
8.75%, 3/15/2032	1,751,000	2,142,786
		308,104,695
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031 (a)	1,634,000	1,428,263
4.88%, 3/1/2026	1,416,000	1,422,316
5.50%, 4/1/2029	1,544,000	1,610,423
Essential Properties LP 2.95%, 7/15/2031	1,910,000	1,662,502
Jones Lang LaSalle, Inc. 6.88%, 12/1/2028 (a)	1,735,000	1,882,579
		8,006,083
REAL ESTATE INVESTMENT TRUSTS — 4.7%
Agree LP:
2.00%, 6/15/2028	1,238,000	1,132,015
2.60%, 6/15/2033	1,103,000	918,887
2.90%, 10/1/2030	480,000	435,456
4.80%, 10/1/2032	565,000	560,271
5.63%, 6/15/2034 (a)	200,000	209,224
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	500,000	401,390
2.75%, 12/15/2029	1,273,000	1,168,576
3.80%, 4/15/2026	1,356,000	1,344,962
3.95%, 1/15/2027	1,288,000	1,274,373
3.95%, 1/15/2028	1,973,000	1,944,766
4.30%, 1/15/2026	1,534,000	1,529,505
4.50%, 7/30/2029	1,172,000	1,169,422
4.70%, 7/1/2030	1,854,000	1,866,181
4.90%, 12/15/2030 (a)	660,000	673,636
American Assets Trust LP:
3.38%, 2/1/2031	1,807,000	1,572,361
6.15%, 10/1/2034	600,000	606,702
American Homes 4 Rent LP:
2.38%, 7/15/2031 (a)	1,483,000	1,275,855
3.63%, 4/15/2032	254,000	234,650
4.25%, 2/15/2028	1,157,000	1,146,240
4.90%, 2/15/2029	1,693,000	1,710,218
5.50%, 7/15/2034	1,265,000	1,307,694
American Tower Corp.:
1.45%, 9/15/2026	1,549,000	1,466,826
1.50%, 1/31/2028	1,175,000	1,070,954
1.60%, 4/15/2026	2,841,000	2,723,752
1.88%, 10/15/2030	1,558,000	1,342,856
2.10%, 6/15/2030	1,595,000	1,405,004
2.30%, 9/15/2031	1,997,000	1,718,638
Security Description	Principal Amount	Value
2.70%, 4/15/2031	$1,481,000	$1,322,489
2.75%, 1/15/2027	961,000	928,576
2.90%, 1/15/2030	1,695,000	1,568,858
3.13%, 1/15/2027	1,958,000	1,906,622
3.38%, 10/15/2026	3,527,000	3,464,960
3.55%, 7/15/2027	1,469,000	1,438,944
3.60%, 1/15/2028	1,182,000	1,153,809
3.65%, 3/15/2027	1,769,000	1,742,111
3.95%, 3/15/2029	1,258,000	1,232,953
4.05%, 3/15/2032 (a)	1,623,000	1,558,567
4.40%, 2/15/2026	44,000	43,974
5.20%, 2/15/2029	1,744,000	1,797,384
5.25%, 7/15/2028	1,307,000	1,345,909
5.45%, 2/15/2034	1,317,000	1,376,305
5.50%, 3/15/2028	1,751,000	1,813,125
5.55%, 7/15/2033	395,000	414,165
5.65%, 3/15/2033	1,983,000	2,093,136
5.80%, 11/15/2028	1,174,000	1,234,179
5.90%, 11/15/2033	1,694,000	1,821,355
Americold Realty Operating Partnership LP 5.41%, 9/12/2034	1,310,000	1,314,153
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	100,000	91,367
2.05%, 1/15/2032 (a)	1,425,000	1,224,645
Series MTN, 2.30%, 3/1/2030	990,000	894,386
Series MTN, 2.45%, 1/15/2031 (a)	961,000	856,703
Series MTN, 2.90%, 10/15/2026	1,778,000	1,735,612
Series GMTN, 2.95%, 5/11/2026	2,206,000	2,163,843
Series MTN, 3.20%, 1/15/2028 (a)	206,000	199,583
Series MTN, 3.35%, 5/15/2027	1,258,000	1,233,620
Series GMTN, 3.50%, 11/15/2025	776,000	769,218
5.00%, 2/15/2033	879,000	899,296
5.30%, 12/7/2033 (a)	25,000	26,066
Boston Properties LP:
2.45%, 10/1/2033 (a)	1,824,000	1,460,130
2.55%, 4/1/2032 (a)	1,398,000	1,164,129
2.75%, 10/1/2026	1,665,000	1,604,860
2.90%, 3/15/2030	1,659,000	1,490,130
3.25%, 1/30/2031 (a)	1,736,000	1,563,528
3.40%, 6/21/2029 (a)	1,856,000	1,735,638
3.65%, 2/1/2026	1,110,000	1,093,849
4.50%, 12/1/2028	1,901,000	1,874,842
6.50%, 1/15/2034 (a)	1,482,000	1,611,349
6.75%, 12/1/2027	1,927,000	2,037,321
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	1,873,000	1,727,299
2.50%, 8/16/2031	824,000	715,562

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 3/15/2027	$1,250,000	$1,230,100
4.05%, 7/1/2030	942,000	914,399
4.13%, 6/15/2026	1,515,000	1,506,061
5.50%, 2/15/2034	1,874,000	1,927,728
Broadstone Net Lease LLC 2.60%, 9/15/2031	1,387,000	1,166,342
Camden Property Trust:
2.80%, 5/15/2030	1,939,000	1,793,633
3.15%, 7/1/2029	1,742,000	1,660,596
4.10%, 10/15/2028	300,000	298,506
5.85%, 11/3/2026	1,710,000	1,769,012
CBRE Services, Inc. 5.95%, 8/15/2034	100,000	107,351
COPT Defense Properties LP:
2.00%, 1/15/2029 (a)	3,870,000	3,438,495
2.75%, 4/15/2031 (a)	1,205,000	1,054,001
Cousins Properties LP 5.88%, 10/1/2034	1,375,000	1,410,997
Crown Castle, Inc.:
1.05%, 7/15/2026	1,956,000	1,845,506
2.10%, 4/1/2031	1,467,000	1,254,710
2.25%, 1/15/2031	1,694,000	1,468,884
2.50%, 7/15/2031	1,994,000	1,734,940
2.90%, 3/15/2027	1,982,000	1,917,684
3.10%, 11/15/2029	1,874,000	1,751,759
3.30%, 7/1/2030 (a)	1,985,000	1,856,709
3.65%, 9/1/2027	239,000	234,344
3.70%, 6/15/2026	1,794,000	1,772,687
3.80%, 2/15/2028	1,988,000	1,951,103
4.00%, 3/1/2027	1,151,000	1,142,598
4.30%, 2/15/2029	1,837,000	1,820,743
4.45%, 2/15/2026	1,856,000	1,855,499
4.90%, 9/1/2029	1,530,000	1,555,704
5.00%, 1/11/2028	1,807,000	1,838,207
5.10%, 5/1/2033	4,280,000	4,333,757
5.60%, 6/1/2029	2,156,000	2,253,192
5.80%, 3/1/2034	985,000	1,044,671
CubeSmart LP:
2.00%, 2/15/2031 (a)	772,000	660,284
2.25%, 12/15/2028	1,858,000	1,709,750
3.00%, 2/15/2030	200,000	185,388
3.13%, 9/1/2026	969,000	945,744
4.38%, 2/15/2029	612,000	608,401
Digital Realty Trust LP:
3.60%, 7/1/2029 (a)	1,634,000	1,579,375
3.70%, 8/15/2027	1,901,000	1,873,797
4.45%, 7/15/2028	974,000	976,425
5.55%, 1/15/2028	1,572,000	1,626,611
DOC Dr. LLC:
2.63%, 11/1/2031	514,000	448,367
3.95%, 1/15/2028	3,692,000	3,635,660
4.30%, 3/15/2027	1,095,000	1,093,708
EPR Properties:
3.60%, 11/15/2031 (a)	542,000	483,507
3.75%, 8/15/2029 (a)	609,000	569,604
Security Description	Principal Amount	Value
4.50%, 6/1/2027	$2,450,000	$2,415,626
4.75%, 12/15/2026	552,000	549,919
4.95%, 4/15/2028	1,767,000	1,751,751
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034 (a)	1,921,000	2,017,722
Equinix, Inc.:
1.45%, 5/15/2026	1,935,000	1,849,299
1.55%, 3/15/2028	1,469,000	1,339,757
1.80%, 7/15/2027	547,000	513,124
2.00%, 5/15/2028	1,889,000	1,741,752
2.15%, 7/15/2030	2,004,000	1,770,734
2.50%, 5/15/2031	937,000	827,671
2.90%, 11/18/2026 (a)	1,945,000	1,893,574
3.20%, 11/18/2029	1,546,000	1,459,424
3.90%, 4/15/2032 (a)	1,738,000	1,663,840
ERP Operating LP:
1.85%, 8/1/2031 (a)	1,725,000	1,468,441
2.50%, 2/15/2030	2,162,000	1,975,333
3.25%, 8/1/2027	2,629,000	2,567,113
4.65%, 9/15/2034 (a)	535,000	532,469
Essex Portfolio LP:
1.65%, 1/15/2031	100,000	83,624
1.70%, 3/1/2028 (a)	1,465,000	1,341,603
2.55%, 6/15/2031	155,000	135,709
2.65%, 3/15/2032 (a)	621,000	540,227
3.00%, 1/15/2030	679,000	631,341
3.38%, 4/15/2026 (a)	665,000	654,214
3.63%, 5/1/2027	1,705,000	1,676,867
4.00%, 3/1/2029	1,003,000	985,046
Extra Space Storage LP:
2.20%, 10/15/2030	1,416,000	1,240,827
2.35%, 3/15/2032	1,274,000	1,075,460
2.40%, 10/15/2031	1,387,000	1,193,264
2.55%, 6/1/2031	420,000	365,644
3.50%, 7/1/2026	506,000	499,488
3.90%, 4/1/2029	1,636,000	1,597,423
4.00%, 6/15/2029	1,644,000	1,612,715
5.50%, 7/1/2030 (a)	1,350,000	1,410,615
5.70%, 4/1/2028	1,056,000	1,099,486
5.90%, 1/15/2031	1,156,000	1,226,678
Federal Realty OP LP:
1.25%, 2/15/2026	2,562,000	2,450,169
3.20%, 6/15/2029	934,000	882,042
3.25%, 7/15/2027	389,000	377,314
3.50%, 6/1/2030	467,000	440,395
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	1,025,000	906,715
4.00%, 1/15/2030	1,104,000	1,051,836
4.00%, 1/15/2031	1,343,000	1,258,404
5.30%, 1/15/2029	1,821,000	1,852,558
5.38%, 4/15/2026	2,415,000	2,425,554
5.63%, 9/15/2034	1,985,000	2,028,968
5.75%, 6/1/2028	355,000	364,432

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 12/1/2033	$1,846,000	$2,029,419
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (a)	1,035,000	866,554
3.10%, 2/15/2030	1,076,000	988,812
3.50%, 8/1/2026	1,583,000	1,556,501
3.75%, 7/1/2027	1,696,000	1,660,214
Healthpeak OP LLC:
1.35%, 2/1/2027 (a)	1,543,000	1,443,739
2.88%, 1/15/2031	607,000	552,425
3.00%, 1/15/2030 (a)	1,580,000	1,472,355
3.50%, 7/15/2029	1,618,000	1,553,830
5.25%, 12/15/2032	1,253,000	1,290,164
Highwoods Realty LP:
2.60%, 2/1/2031	529,000	450,883
3.05%, 2/15/2030	1,540,000	1,385,507
3.88%, 3/1/2027	1,978,000	1,932,921
4.13%, 3/15/2028	1,245,000	1,208,746
4.20%, 4/15/2029 (a)	1,826,000	1,764,537
7.65%, 2/1/2034 (a)	1,905,000	2,187,969
Host Hotels & Resorts LP:
Series J, 2.90%, 12/15/2031 (a)	1,644,000	1,444,665
Series H, 3.38%, 12/15/2029	1,148,000	1,069,729
Series I, 3.50%, 9/15/2030	1,540,000	1,426,687
Series F, 4.50%, 2/1/2026	1,620,000	1,615,772
Invitation Homes Operating Partnership LP:
2.00%, 8/15/2031	1,308,000	1,097,203
2.30%, 11/15/2028	1,507,000	1,380,517
4.15%, 4/15/2032	1,801,000	1,719,361
5.45%, 8/15/2030	733,000	763,764
5.50%, 8/15/2033	1,410,000	1,455,642
Kilroy Realty LP:
2.50%, 11/15/2032 (a)	1,649,000	1,321,772
2.65%, 11/15/2033	965,000	755,199
3.05%, 2/15/2030	1,927,000	1,722,565
4.25%, 8/15/2029 (a)	1,118,000	1,070,966
Kimco Realty OP LLC:
2.25%, 12/1/2031	1,591,000	1,356,964
2.80%, 10/1/2026	3,666,000	3,556,570
3.20%, 4/1/2032	1,692,000	1,532,140
4.60%, 2/1/2033	53,000	52,590
6.40%, 3/1/2034 (a)	1,336,000	1,486,941
Kite Realty Group LP:
4.95%, 12/15/2031	1,575,000	1,576,402
5.50%, 3/1/2034	817,000	841,420
Kite Realty Group Trust 4.75%, 9/15/2030 (a)	477,000	477,305
Life Storage LP 2.20%, 10/15/2030	177,000	150,268
LXP Industrial Trust:
2.38%, 10/1/2031	1,032,000	864,331
2.70%, 9/15/2030	640,000	568,896
6.75%, 11/15/2028	2,293,000	2,453,028
Security Description	Principal Amount	Value
Mid-America Apartments LP:
1.10%, 9/15/2026	$1,700,000	$1,604,035
1.70%, 2/15/2031	1,996,000	1,690,412
2.75%, 3/15/2030	1,165,000	1,076,844
3.60%, 6/1/2027	1,783,000	1,758,680
3.95%, 3/15/2029 (a)	822,000	813,016
4.00%, 11/15/2025	786,000	782,227
5.30%, 2/15/2032	1,045,000	1,086,622
National Health Investors, Inc. 3.00%, 2/1/2031	1,503,000	1,313,096
NNN REIT, Inc.:
2.50%, 4/15/2030	150,000	134,700
3.50%, 10/15/2027	1,924,000	1,880,806
4.30%, 10/15/2028 (a)	1,338,000	1,330,641
5.50%, 6/15/2034	1,515,000	1,575,327
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	1,629,000	1,399,588
3.38%, 2/1/2031 (a)	1,577,000	1,434,818
3.63%, 10/1/2029	1,666,000	1,568,489
4.50%, 4/1/2027	1,841,000	1,832,053
4.75%, 1/15/2028	800,000	797,984
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	1,407,000	1,211,497
Piedmont Operating Partnership LP:
2.75%, 4/1/2032 (a)	764,000	619,230
3.15%, 8/15/2030	1,278,000	1,113,841
6.88%, 7/15/2029 (a)	1,643,000	1,727,730
9.25%, 7/20/2028	1,341,000	1,500,230
Prologis LP:
1.63%, 3/15/2031	1,883,000	1,589,892
1.75%, 7/1/2030	2,028,000	1,769,207
1.75%, 2/1/2031	1,265,000	1,086,749
2.13%, 4/15/2027 (a)	1,897,000	1,808,676
2.25%, 4/15/2030	1,494,000	1,348,948
2.25%, 1/15/2032	1,799,000	1,546,510
2.88%, 11/15/2029	1,765,000	1,658,588
3.25%, 6/30/2026	1,195,000	1,178,856
3.25%, 10/1/2026	649,000	638,940
4.00%, 9/15/2028	1,940,000	1,931,037
4.38%, 2/1/2029 (a)	1,924,000	1,939,527
4.63%, 1/15/2033	500,000	502,490
4.75%, 6/15/2033 (a)	534,000	541,166
4.88%, 6/15/2028 (a)	1,277,000	1,309,206
5.13%, 1/15/2034	50,000	51,703
Public Storage Operating Co.:
0.88%, 2/15/2026	1,082,000	1,035,063
1.50%, 11/9/2026 (a)	1,734,000	1,645,375
1.85%, 5/1/2028	1,405,000	1,300,833
1.95%, 11/9/2028	887,000	815,339
2.25%, 11/9/2031	1,760,000	1,529,950
2.30%, 5/1/2031	1,449,000	1,287,581
3.09%, 9/15/2027	445,000	434,026
3.39%, 5/1/2029	1,554,000	1,510,115

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 8/1/2033	$200,000	$207,442
5.13%, 1/15/2029 (a)	2,551,000	2,661,178
Rayonier LP 2.75%, 5/17/2031	1,966,000	1,713,841
Realty Income Corp.:
0.75%, 3/15/2026	1,531,000	1,452,322
2.10%, 3/15/2028	582,000	541,440
2.70%, 2/15/2032	425,000	373,724
2.85%, 12/15/2032	611,000	534,289
3.00%, 1/15/2027	1,522,000	1,481,834
3.10%, 12/15/2029	1,886,000	1,778,781
3.20%, 2/15/2031	1,776,000	1,645,198
3.25%, 6/15/2029 (a)	694,000	662,000
3.25%, 1/15/2031	1,472,000	1,373,317
3.40%, 1/15/2028	1,059,000	1,033,160
3.40%, 1/15/2030	1,983,000	1,886,567
3.65%, 1/15/2028	441,000	432,930
3.95%, 8/15/2027	580,000	576,653
4.00%, 7/15/2029	1,859,000	1,828,643
4.13%, 10/15/2026	1,505,000	1,503,209
4.45%, 9/15/2026	612,000	613,971
4.70%, 12/15/2028	457,000	464,106
4.75%, 2/15/2029	1,837,000	1,871,223
4.88%, 6/1/2026 (a)	2,243,000	2,261,931
4.90%, 7/15/2033	1,506,000	1,520,985
5.05%, 1/13/2026	320,000	320,154
5.13%, 2/15/2034	1,797,000	1,837,432
5.63%, 10/13/2032	1,832,000	1,945,639
Regency Centers LP:
2.95%, 9/15/2029	1,080,000	1,010,632
3.60%, 2/1/2027	1,025,000	1,008,610
3.70%, 6/15/2030	580,000	557,977
4.13%, 3/15/2028 (a)	1,183,000	1,173,702
5.25%, 1/15/2034	558,000	575,666
Retail Opportunity Investments Partnership LP 6.75%, 10/15/2028	1,257,000	1,349,779
Rexford Industrial Realty LP:
2.13%, 12/1/2030	691,000	597,888
2.15%, 9/1/2031	1,748,000	1,472,970
Sabra Health Care LP:
3.20%, 12/1/2031	959,000	843,853
3.90%, 10/15/2029	1,758,000	1,664,580
5.13%, 8/15/2026	1,884,000	1,896,303
Safehold GL Holdings LLC:
2.80%, 6/15/2031	1,750,000	1,535,345
2.85%, 1/15/2032	468,000	404,525
6.10%, 4/1/2034	1,807,000	1,908,680
Simon Property Group LP:
1.38%, 1/15/2027 (a)	1,633,000	1,536,457
1.75%, 2/1/2028	80,000	74,089
2.20%, 2/1/2031 (a)	1,893,000	1,660,104
2.25%, 1/15/2032	1,849,000	1,592,710
2.45%, 9/13/2029	921,000	845,773
2.65%, 7/15/2030	1,703,000	1,560,817
Security Description	Principal Amount	Value
2.65%, 2/1/2032	$1,368,000	$1,207,137
3.25%, 11/30/2026 (a)	1,064,000	1,045,497
3.30%, 1/15/2026	2,022,000	1,998,585
3.38%, 6/15/2027 (a)	1,808,000	1,779,036
3.38%, 12/1/2027 (a)	2,048,000	2,008,064
4.75%, 9/26/2034 (a)	720,000	713,930
5.50%, 3/8/2033	1,691,000	1,786,068
6.25%, 1/15/2034 (a)	1,158,000	1,281,362
Store Capital LLC:
2.70%, 12/1/2031	3,001,000	2,548,809
2.75%, 11/18/2030	961,000	840,049
4.50%, 3/15/2028	1,640,000	1,608,988
4.63%, 3/15/2029	1,618,000	1,585,041
Sun Communities Operating LP:
2.30%, 11/1/2028	595,000	543,122
2.70%, 7/15/2031	1,787,000	1,560,784
4.20%, 4/15/2032	1,750,000	1,652,455
5.50%, 1/15/2029	1,882,000	1,936,559
5.70%, 1/15/2033	250,000	257,952
Tanger Properties LP:
2.75%, 9/1/2031 (a)	1,902,000	1,637,926
3.13%, 9/1/2026	517,000	501,304
3.88%, 7/15/2027	518,000	507,096
UDR, Inc.:
Series MTN, 2.10%, 8/1/2032	1,411,000	1,163,172
Series MTN, 2.95%, 9/1/2026	659,000	639,678
3.00%, 8/15/2031 (a)	1,071,000	975,617
Series MTN, 3.20%, 1/15/2030	478,000	448,670
Series GMTN, 3.50%, 1/15/2028 (a)	325,000	315,568
5.13%, 9/1/2034	1,090,000	1,101,271
Ventas Realty LP:
2.50%, 9/1/2031	100,000	86,803
3.00%, 1/15/2030	1,810,000	1,677,816
3.25%, 10/15/2026	1,317,000	1,286,907
3.85%, 4/1/2027	791,000	780,938
4.00%, 3/1/2028	500,000	493,310
4.13%, 1/15/2026	1,647,000	1,639,243
4.40%, 1/15/2029	1,925,000	1,919,206
4.75%, 11/15/2030	150,000	151,377
VEREIT Operating Partnership LP:
3.10%, 12/15/2029	18,000	16,410
3.40%, 1/15/2028	81,000	77,225
3.95%, 8/15/2027	250,000	244,425
4.63%, 11/1/2025	66,000	65,567
VICI Properties LP:
4.75%, 2/15/2028	1,835,000	1,842,780
4.95%, 2/15/2030	2,430,000	2,444,726
5.13%, 5/15/2032	2,645,000	2,658,225
5.75%, 4/1/2034 (a)	2,785,000	2,919,265

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Welltower OP LLC:
2.05%, 1/15/2029 (a)	$1,037,000	$945,630
2.70%, 2/15/2027	1,007,000	977,757
2.75%, 1/15/2031	1,815,000	1,642,539
2.75%, 1/15/2032 (a)	1,055,000	935,342
2.80%, 6/1/2031	511,000	461,045
3.10%, 1/15/2030	1,600,000	1,502,304
3.85%, 6/15/2032	1,855,000	1,764,513
4.13%, 3/15/2029	350,000	347,480
4.25%, 4/15/2028	1,660,000	1,661,245
Weyerhaeuser Co.:
4.00%, 11/15/2029	1,696,000	1,662,470
4.00%, 4/15/2030	1,958,000	1,918,350
4.75%, 5/15/2026	2,935,000	2,954,782
6.95%, 10/1/2027	1,767,000	1,893,606
7.38%, 3/15/2032	330,000	382,394
WP Carey, Inc.:
2.40%, 2/1/2031	664,000	578,742
4.25%, 10/1/2026	1,556,000	1,549,091
5.38%, 6/30/2034	1,774,000	1,812,833
		453,555,101
RETAIL — 2.4%
Advance Auto Parts, Inc. 1.75%, 10/1/2027	541,000	482,702
AutoNation, Inc.:
1.95%, 8/1/2028 (a)	633,000	571,396
2.40%, 8/1/2031	1,902,000	1,611,736
3.80%, 11/15/2027	488,000	475,224
3.85%, 3/1/2032 (a)	1,931,000	1,780,865
4.50%, 10/1/2025	669,000	666,043
4.75%, 6/1/2030 (a)	244,000	243,122
AutoZone, Inc.:
1.65%, 1/15/2031	1,711,000	1,444,512
3.13%, 4/21/2026	4,286,000	4,205,723
3.75%, 6/1/2027 (a)	1,082,000	1,069,795
3.75%, 4/18/2029	833,000	813,791
4.00%, 4/15/2030	1,764,000	1,731,560
4.50%, 2/1/2028	1,552,000	1,565,378
4.75%, 8/1/2032	1,747,000	1,755,263
4.75%, 2/1/2033	300,000	300,258
5.05%, 7/15/2026	1,732,000	1,758,621
5.10%, 7/15/2029 (a)	1,535,000	1,581,173
5.20%, 8/1/2033	153,000	157,107
5.40%, 7/15/2034	365,000	378,323
6.25%, 11/1/2028 (a)	1,059,000	1,134,750
Best Buy Co., Inc.:
1.95%, 10/1/2030 (a)	1,700,000	1,480,037
4.45%, 10/1/2028	601,000	603,596
Costco Wholesale Corp.:
1.38%, 6/20/2027	1,687,000	1,581,799
1.60%, 4/20/2030	5,252,000	4,637,411
1.75%, 4/20/2032 (a)	418,000	355,965
3.00%, 5/18/2027 (a)	1,322,000	1,298,640
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (a)	265,000	262,053
Security Description	Principal Amount	Value
4.35%, 10/15/2027 (f)	$610,000	$610,000
4.55%, 10/15/2029 (f)	1,925,000	1,927,849
6.30%, 10/10/2033 (a)	3,425,000	3,733,010
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032 (a)	1,638,000	1,475,658
Dollar General Corp.:
3.50%, 4/3/2030	1,602,000	1,508,091
3.88%, 4/15/2027 (a)	1,788,000	1,764,184
4.13%, 5/1/2028	991,000	977,215
4.15%, 11/1/2025 (a)	1,674,000	1,663,705
4.63%, 11/1/2027	1,468,000	1,473,461
5.00%, 11/1/2032	1,673,000	1,663,665
5.20%, 7/5/2028 (a)	1,454,000	1,485,726
5.45%, 7/5/2033 (a)	2,086,000	2,125,133
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	1,456,000	1,251,694
4.20%, 5/15/2028	2,138,000	2,110,292
Genuine Parts Co.:
1.88%, 11/1/2030	1,719,000	1,475,693
2.75%, 2/1/2032	1,849,000	1,616,322
4.95%, 8/15/2029	3,638,000	3,698,500
6.88%, 11/1/2033	450,000	516,605
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	6,238,000	5,644,080
1.38%, 3/15/2031	2,122,000	1,786,151
1.50%, 9/15/2028	1,924,000	1,754,957
1.88%, 9/15/2031	1,786,000	1,537,960
2.50%, 4/15/2027	1,939,000	1,873,908
2.70%, 4/15/2030	2,087,000	1,941,390
2.80%, 9/14/2027 (a)	1,582,000	1,536,913
2.88%, 4/15/2027	1,481,000	1,445,708
2.95%, 6/15/2029 (a)	3,088,000	2,947,311
3.00%, 4/1/2026	2,137,000	2,106,868
3.25%, 4/15/2032	1,828,000	1,710,222
3.90%, 12/6/2028 (a)	1,368,000	1,364,170
4.50%, 9/15/2032 (a)	2,079,000	2,125,736
4.75%, 6/25/2029	2,395,000	2,469,604
4.85%, 6/25/2031	1,270,000	1,316,152
4.88%, 6/25/2027 (a)	1,897,000	1,945,582
4.90%, 4/15/2029	1,935,000	2,004,350
4.95%, 9/30/2026	1,505,000	1,536,184
4.95%, 6/25/2034	2,348,000	2,439,807
5.10%, 12/24/2025 (a)	1,465,000	1,484,279
5.15%, 6/25/2026	870,000	887,774
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	4,019,000	3,648,287
1.70%, 9/15/2028	1,472,000	1,341,404
1.70%, 10/15/2030	1,972,000	1,695,959
2.50%, 4/15/2026	2,250,000	2,198,250
2.63%, 4/1/2031 (a)	2,511,000	2,256,485
3.10%, 5/3/2027	2,285,000	2,228,149
3.35%, 4/1/2027	1,839,000	1,805,162
3.65%, 4/5/2029	2,022,000	1,972,865
3.75%, 4/1/2032	2,273,000	2,168,737
4.50%, 4/15/2030	1,992,000	2,017,039

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 4/1/2026	$2,011,000	$2,027,470
5.00%, 4/15/2033 (a)	1,789,000	1,843,421
5.15%, 7/1/2033 (a)	1,308,000	1,363,001
6.50%, 3/15/2029	1,705,000	1,866,992
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	353,000	317,894
Series MTN, 2.63%, 9/1/2029 (a)	1,099,000	1,029,763
Series MTN, 3.50%, 3/1/2027 (a)	1,839,000	1,816,509
Series MTN, 3.50%, 7/1/2027	1,318,000	1,299,535
Series MTN, 3.60%, 7/1/2030 (a)	1,262,000	1,224,922
Series MTN, 3.70%, 1/30/2026	1,838,000	1,827,046
Series MTN, 3.80%, 4/1/2028 (a)	1,628,000	1,612,420
Series MTN, 4.60%, 9/9/2032	1,683,000	1,711,931
4.80%, 8/14/2028 (a)	1,464,000	1,502,328
4.95%, 8/14/2033 (a)	1,717,000	1,784,306
Series GMTN, 5.00%, 5/17/2029 (a)	1,405,000	1,456,802
Series GMTN, 5.20%, 5/17/2034	1,875,000	1,982,044
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	1,334,000	1,129,738
3.55%, 3/15/2026	1,601,000	1,583,885
3.60%, 9/1/2027 (a)	1,271,000	1,251,516
3.90%, 6/1/2029 (a)	1,258,000	1,237,797
4.20%, 4/1/2030	1,657,000	1,645,119
4.35%, 6/1/2028	1,815,000	1,819,483
4.70%, 6/15/2032	475,000	478,715
5.00%, 8/19/2034	1,900,000	1,922,344
5.75%, 11/20/2026	484,000	499,149
Ross Stores, Inc.:
0.88%, 4/15/2026 (a)	1,869,000	1,774,653
1.88%, 4/15/2031	38,000	32,403
Starbucks Corp.:
2.00%, 3/12/2027 (a)	1,545,000	1,472,787
2.25%, 3/12/2030	1,735,000	1,567,139
2.45%, 6/15/2026	1,306,000	1,270,764
2.55%, 11/15/2030 (a)	1,593,000	1,441,267
3.50%, 3/1/2028 (a)	1,686,000	1,656,040
3.55%, 8/15/2029 (a)	1,555,000	1,516,405
4.00%, 11/15/2028 (a)	1,167,000	1,162,542
4.75%, 2/15/2026 (a)	2,503,000	2,521,447
4.80%, 2/15/2033	1,624,000	1,662,083
4.85%, 2/8/2027	1,832,000	1,861,330
4.90%, 2/15/2031 (a)	1,232,000	1,276,697
5.00%, 2/15/2034	1,707,000	1,755,940
Target Corp.:
1.95%, 1/15/2027 (a)	1,495,000	1,435,903
2.35%, 2/15/2030	1,102,000	1,011,934
Security Description	Principal Amount	Value
2.50%, 4/15/2026 (a)	$464,000	$456,330
2.65%, 9/15/2030 (a)	1,239,000	1,152,183
3.38%, 4/15/2029 (a)	1,507,000	1,472,429
4.40%, 1/15/2033 (a)	1,738,000	1,752,199
4.50%, 9/15/2032 (a)	2,142,000	2,172,438
4.50%, 9/15/2034 (a)	1,970,000	1,969,547
6.35%, 11/1/2032	599,000	683,519
TJX Cos., Inc.:
1.15%, 5/15/2028 (a)	1,477,000	1,338,000
1.60%, 5/15/2031	1,894,000	1,604,862
2.25%, 9/15/2026	1,234,000	1,195,598
3.88%, 4/15/2030	4,283,000	4,230,148
Tractor Supply Co.:
1.75%, 11/1/2030 (a)	1,297,000	1,117,560
5.25%, 5/15/2033	1,569,000	1,633,235
Walmart, Inc.:
1.05%, 9/17/2026 (a)	1,210,000	1,149,669
1.50%, 9/22/2028	1,003,000	921,536
1.80%, 9/22/2031 (a)	1,925,000	1,673,056
2.38%, 9/24/2029 (a)	668,000	626,925
3.05%, 7/8/2026	595,000	588,372
3.25%, 7/8/2029 (a)	1,587,000	1,559,751
3.70%, 6/26/2028 (a)	1,025,000	1,024,662
3.90%, 4/15/2028	1,285,000	1,290,924
3.95%, 9/9/2027 (a)	460,000	463,261
4.00%, 4/15/2026 (a)	2,401,000	2,407,987
4.00%, 4/15/2030 (a)	2,957,000	2,991,065
4.10%, 4/15/2033 (a)	3,622,000	3,632,830
4.15%, 9/9/2032 (a)	944,000	954,998
5.88%, 4/5/2027	537,000	564,333
7.55%, 2/15/2030	628,000	743,966
		229,239,936
SEMICONDUCTORS — 2.3%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032 (a)	2,818,000	2,747,099
Analog Devices, Inc.:
1.70%, 10/1/2028	922,000	846,940
2.10%, 10/1/2031 (a)	1,966,000	1,711,678
3.45%, 6/15/2027 (a)	1,920,000	1,893,370
3.50%, 12/5/2026	1,064,000	1,055,445
5.05%, 4/1/2034 (a)	1,372,000	1,436,196
Applied Materials, Inc.:
1.75%, 6/1/2030	1,797,000	1,578,179
3.30%, 4/1/2027 (a)	169,000	166,387
3.90%, 10/1/2025	632,000	630,085
4.80%, 6/15/2029	1,140,000	1,174,736
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.50%, 1/15/2028	1,898,000	1,854,289
3.88%, 1/15/2027	4,857,000	4,824,070
Broadcom, Inc.:
1.95%, 2/15/2028 (b)	1,954,000	1,813,390
2.45%, 2/15/2031 (b)	5,143,000	4,555,721
2.60%, 2/15/2033 (b)	4,908,000	4,202,622
3.15%, 11/15/2025	1,830,000	1,804,783

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.42%, 4/15/2033 (b)	$4,523,000	$4,108,919
3.46%, 9/15/2026	1,332,000	1,314,298
3.47%, 4/15/2034 (b)	1,875,000	1,689,675
4.00%, 4/15/2029 (b)	1,934,000	1,904,487
4.11%, 9/15/2028 (a)	1,749,000	1,743,770
4.15%, 2/15/2028 (f)	1,530,000	1,528,439
4.15%, 11/15/2030 (a)	2,938,000	2,890,434
4.15%, 4/15/2032 (b)	1,693,000	1,641,617
4.30%, 11/15/2032	4,358,000	4,283,522
4.35%, 2/15/2030 (f)	2,000,000	1,996,380
4.55%, 2/15/2032 (f)	2,500,000	2,496,725
4.75%, 4/15/2029	2,528,000	2,567,260
4.80%, 10/15/2034 (f)	4,180,000	4,176,405
5.00%, 4/15/2030	1,294,000	1,339,743
5.05%, 7/12/2027	3,245,000	3,315,546
5.05%, 7/12/2029	1,305,000	1,343,511
5.15%, 11/15/2031	2,629,000	2,725,274
Intel Corp.:
1.60%, 8/12/2028	1,506,000	1,346,560
2.00%, 8/12/2031 (a)	4,342,000	3,629,651
2.45%, 11/15/2029	4,237,000	3,809,826
2.60%, 5/19/2026	1,916,000	1,858,884
3.15%, 5/11/2027	1,800,000	1,740,186
3.75%, 3/25/2027	3,569,000	3,506,114
3.75%, 8/5/2027	2,033,000	1,992,157
3.90%, 3/25/2030	3,541,000	3,402,689
4.00%, 8/5/2029 (a)	1,586,000	1,548,650
4.00%, 12/15/2032 (a)	2,375,000	2,234,448
4.15%, 8/5/2032 (a)	2,185,000	2,082,305
4.88%, 2/10/2026	2,340,000	2,351,466
5.00%, 2/21/2031 (a)	1,641,000	1,667,272
5.13%, 2/10/2030	1,865,000	1,904,911
5.15%, 2/21/2034 (a)	1,593,000	1,609,758
5.20%, 2/10/2033 (a)	3,704,000	3,750,930
KLA Corp.:
4.10%, 3/15/2029 (a)	1,437,000	1,444,171
4.65%, 7/15/2032 (a)	1,871,000	1,914,744
4.70%, 2/1/2034	1,899,000	1,936,448
Lam Research Corp.:
1.90%, 6/15/2030 (a)	1,962,000	1,733,447
3.75%, 3/15/2026	1,944,000	1,934,163
4.00%, 3/15/2029 (a)	1,511,000	1,509,670
Marvell Technology Group Ltd. 4.88%, 6/22/2028	5,000	4,944
Marvell Technology, Inc.:
1.65%, 4/15/2026	1,488,000	1,426,560
2.45%, 4/15/2028	1,817,000	1,695,406
2.95%, 4/15/2031	1,717,000	1,550,623
4.88%, 6/22/2028	626,000	631,722
5.75%, 2/15/2029	1,652,000	1,733,923
Microchip Technology, Inc. 5.05%, 3/15/2029	1,491,000	1,531,153
Micron Technology, Inc.:
2.70%, 4/15/2032	1,872,000	1,635,398
4.19%, 2/15/2027	1,589,000	1,584,455
Security Description	Principal Amount	Value
4.66%, 2/15/2030 (a)	$1,726,000	$1,735,907
4.98%, 2/6/2026	1,943,000	1,955,863
5.30%, 1/15/2031 (a)	1,860,000	1,933,079
5.33%, 2/6/2029	1,715,000	1,771,303
5.88%, 2/9/2033	1,730,000	1,847,709
5.88%, 9/15/2033 (a)	1,426,000	1,525,164
6.75%, 11/1/2029	2,255,000	2,478,019
NVIDIA Corp.:
1.55%, 6/15/2028	1,338,000	1,236,245
2.00%, 6/15/2031 (a)	1,936,000	1,711,985
2.85%, 4/1/2030 (a)	4,602,000	4,353,538
3.20%, 9/16/2026	1,349,000	1,335,038
NXP BV/NXP Funding LLC 5.35%, 3/1/2026	2,806,000	2,834,453
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031 (a)	1,168,000	1,023,215
2.65%, 2/15/2032	4,944,000	4,293,172
3.15%, 5/1/2027	583,000	566,478
3.40%, 5/1/2030	1,915,000	1,809,158
3.88%, 6/18/2026 (a)	1,920,000	1,904,371
4.30%, 6/18/2029 (a)	1,294,000	1,287,776
4.40%, 6/1/2027	810,000	811,871
5.00%, 1/15/2033 (a)	1,525,000	1,543,041
Qorvo, Inc. 4.38%, 10/15/2029	1,766,000	1,712,119
QUALCOMM, Inc.:
1.30%, 5/20/2028	1,840,000	1,674,363
1.65%, 5/20/2032	1,696,000	1,408,528
2.15%, 5/20/2030	1,544,000	1,396,008
3.25%, 5/20/2027 (a)	2,249,000	2,212,971
4.25%, 5/20/2032 (a)	1,924,000	1,921,518
5.40%, 5/20/2033 (a)	2,323,000	2,503,938
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	1,860,000	1,778,458
3.00%, 6/1/2031	1,525,500	1,343,798
Texas Instruments, Inc.:
1.13%, 9/15/2026 (a)	1,390,000	1,318,526
1.75%, 5/4/2030	1,643,000	1,450,523
1.90%, 9/15/2031 (a)	1,809,000	1,575,603
2.25%, 9/4/2029 (a)	1,214,000	1,118,871
2.90%, 11/3/2027 (a)	934,000	906,438
3.65%, 8/16/2032	1,773,000	1,709,314
4.60%, 2/8/2027	969,000	984,872
4.60%, 2/15/2028	1,332,000	1,360,185
4.60%, 2/8/2029 (a)	1,467,000	1,505,318
4.85%, 2/8/2034	1,718,000	1,786,411
4.90%, 3/14/2033 (a)	1,035,000	1,084,287
TSMC Arizona Corp.:
1.75%, 10/25/2026	1,981,000	1,883,198
2.50%, 10/25/2031 (a)	2,411,000	2,128,238
3.88%, 4/22/2027	1,880,000	1,863,851
4.13%, 4/22/2029	2,168,000	2,166,136
4.25%, 4/22/2032	616,000	612,544

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Xilinx, Inc. 2.38%, 6/1/2030	$5,767,000	$5,235,975
		216,663,005
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	1,943,000	1,784,296
3.48%, 12/1/2027	79,000	76,921
4.20%, 5/1/2030	2,917,000	2,864,610
		4,725,827
SOFTWARE — 2.1%
Adobe, Inc.:
2.15%, 2/1/2027	1,967,000	1,891,762
2.30%, 2/1/2030	2,229,000	2,048,028
4.80%, 4/4/2029 (a)	1,813,000	1,872,648
4.95%, 4/4/2034	1,441,000	1,501,580
Atlassian Corp.:
5.25%, 5/15/2029	1,625,000	1,680,429
5.50%, 5/15/2034 (a)	1,720,000	1,798,759
Autodesk, Inc.:
2.40%, 12/15/2031	1,971,000	1,725,473
2.85%, 1/15/2030	651,000	604,857
3.50%, 6/15/2027	1,798,000	1,767,794
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,588,000	1,401,648
2.90%, 12/1/2029	1,165,000	1,080,270
3.40%, 6/27/2026	1,747,000	1,720,114
Cadence Design Systems, Inc.:
4.20%, 9/10/2027	830,000	834,192
4.30%, 9/10/2029	2,650,000	2,657,950
4.70%, 9/10/2034	1,655,000	1,664,069
Concentrix Corp.:
6.60%, 8/2/2028 (a)	1,717,000	1,789,681
6.65%, 8/2/2026	1,719,000	1,766,066
6.85%, 8/2/2033 (a)	1,448,000	1,499,737
Electronic Arts, Inc.:
1.85%, 2/15/2031	2,274,000	1,952,275
4.80%, 3/1/2026 (a)	159,000	159,938
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	2,327,000	2,225,101
2.25%, 3/1/2031	1,754,000	1,538,065
3.75%, 5/21/2029	1,772,000	1,733,902
5.10%, 7/15/2032 (a)	1,889,000	1,958,402
Fiserv, Inc.:
2.25%, 6/1/2027 (a)	3,642,000	3,465,472
2.65%, 6/1/2030	1,861,000	1,695,985
3.20%, 7/1/2026	3,283,000	3,226,040
3.50%, 7/1/2029	4,797,000	4,633,806
4.20%, 10/1/2028	1,624,000	1,617,715
4.75%, 3/15/2030	1,820,000	1,853,543
5.15%, 3/15/2027	1,733,000	1,772,495
5.15%, 8/12/2034	1,870,000	1,915,927
Security Description	Principal Amount	Value
5.35%, 3/15/2031	$1,928,000	$2,016,958
5.38%, 8/21/2028 (a)	1,902,000	1,976,463
5.45%, 3/2/2028	56,000	58,100
5.45%, 3/15/2034	1,814,000	1,896,773
5.60%, 3/2/2033	1,438,000	1,522,698
5.63%, 8/21/2033	2,128,000	2,252,488
Intuit, Inc.:
1.35%, 7/15/2027	1,074,000	1,001,505
1.65%, 7/15/2030	1,657,000	1,443,545
5.13%, 9/15/2028 (a)	1,887,000	1,964,933
5.20%, 9/15/2033 (a)	1,947,000	2,053,851
5.25%, 9/15/2026	1,047,000	1,073,206
Microsoft Corp.:
1.35%, 9/15/2030 (a)	1,951,000	1,699,223
2.40%, 8/8/2026	8,414,000	8,206,511
3.13%, 11/3/2025	500,000	495,325
3.30%, 2/6/2027	4,934,000	4,888,755
3.40%, 9/15/2026 (a)	4,406,000	4,376,744
3.40%, 6/15/2027	2,621,000	2,602,260
Oracle Corp.:
1.65%, 3/25/2026	4,666,000	4,485,379
2.30%, 3/25/2028	4,695,000	4,406,633
2.65%, 7/15/2026	11,086,000	10,781,246
2.80%, 4/1/2027 (a)	4,164,000	4,030,835
2.88%, 3/25/2031	5,257,000	4,781,820
2.95%, 4/1/2030	6,067,000	5,644,191
3.25%, 11/15/2027	4,620,000	4,497,662
3.25%, 5/15/2030 (a)	1,159,000	1,093,829
4.20%, 9/27/2029	1,750,000	1,746,395
4.30%, 7/8/2034	2,985,000	2,889,182
4.50%, 5/6/2028	1,527,000	1,545,568
4.65%, 5/6/2030 (a)	1,262,000	1,285,612
4.70%, 9/27/2034 (a)	4,475,000	4,464,529
4.90%, 2/6/2033	1,973,000	2,007,508
5.80%, 11/10/2025	1,783,000	1,810,886
6.15%, 11/9/2029	2,132,000	2,306,142
6.25%, 11/9/2032	4,142,000	4,581,963
Roper Technologies, Inc.:
1.40%, 9/15/2027	759,000	702,758
1.75%, 2/15/2031	1,678,000	1,419,940
2.00%, 6/30/2030 (a)	653,000	573,693
2.95%, 9/15/2029 (a)	1,917,000	1,800,082
3.80%, 12/15/2026 (a)	1,852,000	1,840,629
4.20%, 9/15/2028 (a)	1,569,000	1,568,498
4.50%, 10/15/2029	1,000,000	1,006,040
4.75%, 2/15/2032	835,000	844,394
Salesforce, Inc.:
1.50%, 7/15/2028 (a)	1,258,000	1,153,158
1.95%, 7/15/2031	4,162,000	3,612,450
3.70%, 4/11/2028	2,078,000	2,066,342
ServiceNow, Inc. 1.40%, 9/1/2030	2,376,000	2,038,608
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027 (a)	607,000	599,048

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/14/2032 (a)	$1,137,000	$1,089,598
4.95%, 3/28/2028	1,454,000	1,483,182
5.00%, 3/28/2026	1,903,000	1,921,440
5.40%, 6/12/2029	940,000	974,310
5.60%, 6/12/2034	625,000	655,506
VMware LLC:
1.40%, 8/15/2026	2,750,000	2,607,303
1.80%, 8/15/2028 (a)	1,491,000	1,356,094
2.20%, 8/15/2031	1,947,000	1,672,629
3.90%, 8/21/2027	2,115,000	2,093,152
4.65%, 5/15/2027	1,852,000	1,865,334
4.70%, 5/15/2030	1,877,000	1,891,810
Workday, Inc.:
3.50%, 4/1/2027	1,907,000	1,877,060
3.70%, 4/1/2029 (a)	2,114,000	2,065,103
3.80%, 4/1/2032	2,054,000	1,946,904
		203,667,506
TELECOMMUNICATIONS — 3.2%
America Movil SAB de CV:
2.88%, 5/7/2030	1,697,000	1,565,483
3.63%, 4/22/2029	1,972,000	1,909,271
4.70%, 7/21/2032 (a)	1,405,000	1,405,632
AT&T, Inc.:
1.65%, 2/1/2028	7,122,000	6,564,846
1.70%, 3/25/2026	6,317,000	6,086,556
2.25%, 2/1/2032	4,434,000	3,804,771
2.30%, 6/1/2027	5,125,000	4,894,734
2.55%, 12/1/2033	3,974,000	3,350,082
2.75%, 6/1/2031	4,706,000	4,253,942
2.95%, 7/15/2026	2,187,000	2,142,079
3.80%, 2/15/2027 (a)	2,088,000	2,070,920
3.88%, 1/15/2026	2,591,000	2,575,765
4.10%, 2/15/2028 (a)	3,068,000	3,062,017
4.25%, 3/1/2027 (a)	2,593,000	2,600,572
4.30%, 2/15/2030	4,915,000	4,909,102
4.35%, 3/1/2029 (a)	4,847,000	4,874,725
5.40%, 2/15/2034	4,427,000	4,644,587
5.54%, 2/20/2026	1,519,000	1,518,878
Bell Telephone Co. of Canada or Bell Canada:
Series US-5, 2.15%, 2/15/2032 (a)	1,678,000	1,420,914
5.10%, 5/11/2033	1,882,000	1,922,237
5.20%, 2/15/2034 (a)	1,805,000	1,854,890
British Telecommunications PLC:
5.13%, 12/4/2028 (a)	1,753,000	1,800,331
9.63%, 12/15/2030	4,910,000	6,199,071
Cisco Systems, Inc.:
2.50%, 9/20/2026 (a)	2,101,000	2,052,194
4.80%, 2/26/2027	6,655,000	6,801,876
4.85%, 2/26/2029	4,540,000	4,693,815
4.95%, 2/26/2031	4,558,000	4,764,067
5.05%, 2/26/2034 (a)	4,291,000	4,503,233
Security Description	Principal Amount	Value
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	$5,031,000	$6,075,335
9.25%, 6/1/2032 (a)	1,027,000	1,314,468
Juniper Networks, Inc.:
1.20%, 12/10/2025	1,775,000	1,700,148
2.00%, 12/10/2030	3,639,000	3,120,479
Koninklijke KPN NV 8.38%, 10/1/2030	1,630,000	1,952,805
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,840,000	1,623,818
2.75%, 5/24/2031	2,623,000	2,345,198
4.60%, 5/23/2029	2,000	2,018
5.00%, 4/15/2029	2,776,000	2,849,259
5.40%, 4/15/2034	500,000	521,425
5.60%, 6/1/2032	1,948,000	2,060,478
Nokia OYJ 4.38%, 6/12/2027	1,380,000	1,372,065
Orange SA 9.00%, 3/1/2031	4,159,000	5,144,558
Rogers Communications, Inc.:
2.90%, 11/15/2026	1,414,000	1,374,323
2.95%, 3/15/2025 (b)	1,000	991
3.20%, 3/15/2027	1,974,000	1,922,261
3.63%, 12/15/2025	2,535,000	2,506,456
3.80%, 3/15/2032	3,106,000	2,882,523
5.00%, 2/15/2029 (a)	1,859,000	1,897,481
5.30%, 2/15/2034 (a)	2,212,000	2,250,135
Sprint Capital Corp.:
6.88%, 11/15/2028	4,581,000	4,999,703
8.75%, 3/15/2032	3,658,000	4,544,516
Sprint LLC:
7.63%, 2/15/2025	194,000	194,807
7.63%, 3/1/2026	2,772,000	2,861,397
Telefonica Emisiones SA 4.10%, 3/8/2027	7,366,000	7,337,567
Telefonica Europe BV 8.25%, 9/15/2030	2,164,000	2,548,781
TELUS Corp.:
2.80%, 2/16/2027	1,874,000	1,807,810
3.40%, 5/13/2032 (a)	1,529,000	1,399,157
3.70%, 9/15/2027	300,000	294,621
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (a)	3,807,000	3,661,649
2.05%, 2/15/2028	3,438,000	3,201,087
2.25%, 2/15/2026	3,344,000	3,251,204
2.25%, 11/15/2031	956,000	824,655
2.40%, 3/15/2029	3,298,000	3,039,932
2.55%, 2/15/2031	3,646,000	3,248,659
2.63%, 4/15/2026	1,915,000	1,866,436
2.63%, 2/15/2029	1,631,000	1,520,255
2.70%, 3/15/2032	1,697,000	1,496,007
2.88%, 2/15/2031	1,808,000	1,643,400
3.38%, 4/15/2029	4,176,000	4,008,668
3.50%, 4/15/2031	6,049,000	5,698,279
3.75%, 4/15/2027	7,376,000	7,286,455

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 4/15/2030	$10,538,000	$10,247,994
4.20%, 10/1/2029 (a)	4,530,000	4,509,207
4.75%, 2/1/2028 (a)	1,800,000	1,803,042
4.80%, 7/15/2028	1,495,000	1,523,031
4.85%, 1/15/2029	1,936,000	1,976,927
4.95%, 3/15/2028	1,484,000	1,517,939
5.05%, 7/15/2033	3,487,000	3,574,210
5.15%, 4/15/2034	2,071,000	2,132,757
5.20%, 1/15/2033	2,049,000	2,121,617
5.75%, 1/15/2034	1,715,000	1,841,687
Verizon Communications, Inc.:
0.85%, 11/20/2025 (a)	2,521,000	2,423,236
1.45%, 3/20/2026	2,783,000	2,669,815
1.50%, 9/18/2030 (a)	1,458,000	1,251,066
1.68%, 10/30/2030	1,865,000	1,594,780
1.75%, 1/20/2031	2,675,000	2,281,320
2.10%, 3/22/2028	3,879,000	3,618,797
2.36%, 3/15/2032	10,994,000	9,469,902
2.55%, 3/21/2031	5,979,500	5,341,248
2.63%, 8/15/2026	2,971,000	2,888,941
3.00%, 3/22/2027 (a)	1,357,000	1,322,871
3.15%, 3/22/2030	3,759,000	3,542,970
3.88%, 2/8/2029 (a)	1,962,000	1,935,160
4.02%, 12/3/2029	6,550,000	6,452,209
4.13%, 3/16/2027	5,339,000	5,329,817
4.33%, 9/21/2028	6,518,000	6,547,527
4.50%, 8/10/2033	1,317,000	1,300,156
5.05%, 5/9/2033	2,246,000	2,317,872
6.40%, 9/15/2033	1,885,000	2,103,811
7.75%, 12/1/2030	2,478,000	2,933,902
Vodafone Group PLC:
6.25%, 11/30/2032 (a)	1,863,000	2,070,594
7.88%, 2/15/2030 (a)	156,000	182,096
		306,724,360
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027 (a)	896,000	872,391
3.55%, 11/19/2026	1,535,000	1,504,868
3.90%, 11/19/2029 (a)	1,636,000	1,576,973
6.05%, 5/14/2034	1,780,000	1,872,987
		5,827,219
TRANSPORTATION — 1.0%
BNSF Funding Trust I 3 mo. USD Term SOFR + 2.35%, 6.61%, 12/15/2055 (c)	374,000	378,974
Burlington Northern Santa Fe LLC:
3.25%, 6/15/2027	1,768,000	1,739,747
7.00%, 12/15/2025	905,000	935,010
Canadian National Railway Co.:
3.85%, 8/5/2032	1,751,000	1,689,627
4.38%, 9/18/2034	1,050,000	1,042,146
Security Description	Principal Amount	Value
5.85%, 11/1/2033	$684,000	$753,871
6.90%, 7/15/2028	1,635,000	1,797,895
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	1,505,000	1,431,992
2.05%, 3/5/2030 (a)	500,000	447,035
2.45%, 12/2/2031 (a)	1,932,000	1,702,015
2.88%, 11/15/2029	14,000	13,157
4.00%, 6/1/2028	1,813,000	1,802,720
7.13%, 10/15/2031 (a)	1,859,000	2,151,978
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028 (a)	1,149,000	1,142,129
CSX Corp.:
2.40%, 2/15/2030	1,933,000	1,769,951
2.60%, 11/1/2026	1,170,000	1,137,965
3.25%, 6/1/2027	1,575,000	1,546,461
3.35%, 11/1/2025	1,739,000	1,722,584
3.80%, 3/1/2028	1,730,000	1,717,388
4.10%, 11/15/2032 (a)	1,456,000	1,432,500
4.25%, 3/15/2029	1,300,000	1,309,984
5.20%, 11/15/2033 (a)	650,000	685,444
FedEx Corp.:
2.40%, 5/15/2031 (a)	2,696,000	2,384,369
3.10%, 8/5/2029 (a)	2,804,000	2,665,566
3.25%, 4/1/2026	2,007,000	1,978,501
4.20%, 10/17/2028 (a)	485,000	485,640
4.25%, 5/15/2030	2,026,000	2,025,392
FedEx Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	770,000	665,927
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	1,739,000	1,729,001
Kirby Corp. 4.20%, 3/1/2028	1,542,000	1,524,961
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	1,065,000	943,590
2.55%, 11/1/2029	1,707,000	1,580,102
2.90%, 6/15/2026	1,938,000	1,898,504
3.00%, 3/15/2032 (a)	1,076,000	980,914
3.15%, 6/1/2027 (a)	484,000	471,881
3.80%, 8/1/2028 (a)	299,000	296,482
4.45%, 3/1/2033	1,006,000	1,003,354
5.05%, 8/1/2030	1,601,000	1,666,385
5.55%, 3/15/2034	5,190,000	5,564,770
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	337,000	320,794
Series MTN, 2.85%, 3/1/2027	1,489,000	1,439,535
Series MTN, 2.90%, 12/1/2026	534,000	518,199
Series MTN, 4.30%, 6/15/2027 (a)	1,119,000	1,119,011
Series GMTN, 4.95%, 9/1/2029	987,000	1,005,378

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 5.25%, 6/1/2028	$1,453,000	$1,498,334
Series MTN, 5.30%, 3/15/2027	790,000	808,518
Series MTN, 5.38%, 3/15/2029 (a)	1,473,000	1,528,547
Series MTN, 5.50%, 6/1/2029	1,175,000	1,226,065
Series MTN, 5.65%, 3/1/2028 (a)	1,035,000	1,078,584
6.30%, 12/1/2028 (a)	1,972,000	2,118,579
6.60%, 12/1/2033	400,000	446,552
Union Pacific Corp.:
2.15%, 2/5/2027	1,941,000	1,861,167
2.38%, 5/20/2031	1,576,000	1,413,546
2.40%, 2/5/2030	1,193,000	1,095,031
2.75%, 3/1/2026 (a)	1,481,000	1,453,676
2.80%, 2/14/2032 (a)	1,991,000	1,811,193
3.00%, 4/15/2027	1,440,000	1,406,131
3.70%, 3/1/2029	550,000	543,829
3.95%, 9/10/2028	1,123,700	1,122,745
4.50%, 1/20/2033 (a)	1,876,000	1,896,655
4.75%, 2/21/2026	604,000	608,729
6.63%, 2/1/2029	1,975,000	2,175,739
United Parcel Service, Inc.:
2.40%, 11/15/2026	2,231,000	2,160,010
2.50%, 9/1/2029 (a)	899,000	838,048
3.05%, 11/15/2027	1,674,000	1,628,383
3.40%, 3/15/2029 (a)	100,000	97,615
4.45%, 4/1/2030 (a)	1,614,000	1,646,296
4.88%, 3/3/2033 (a)	1,602,000	1,657,173
5.15%, 5/22/2034 (a)	1,386,000	1,456,395
		94,196,369
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	375,000	313,358
3.50%, 3/15/2028	1,698,000	1,641,049
3.50%, 6/1/2032	1,815,000	1,664,500
3.85%, 3/30/2027 (a)	1,017,000	1,002,538
4.00%, 6/30/2030	65,000	63,081
4.55%, 11/7/2028 (a)	100,000	100,550
4.70%, 4/1/2029 (a)	1,616,000	1,629,817
4.90%, 3/15/2033	1,596,000	1,593,893
5.40%, 3/15/2027	1,817,000	1,863,697
6.05%, 3/15/2034 (a)	1,198,000	1,290,234
		11,162,717
VENTURE CAPITAL — 0.0% (e)
Hercules Capital, Inc.:
2.63%, 9/16/2026	586,000	554,198
3.38%, 1/20/2027	636,000	605,478
		1,159,676
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	1,770,000	1,555,317
Security Description	Principal Amount	Value
2.80%, 5/1/2030 (a)	$1,762,000	$1,636,123
4.45%, 6/1/2032	1,762,000	1,769,083
5.15%, 3/1/2034 (a)	1,979,000	2,065,878
Essential Utilities, Inc.:
2.40%, 5/1/2031	1,948,000	1,708,669
2.70%, 4/15/2030	1,435,000	1,316,153
3.57%, 5/1/2029 (a)	465,000	449,813
5.38%, 1/15/2034	1,613,000	1,668,729
United Utilities PLC 6.88%, 8/15/2028 (a)	1,721,000	1,865,048
		14,034,813
TOTAL CORPORATE BONDS & NOTES (Cost $9,431,492,601)		9,436,106,221
	Shares
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h)	48,415,065	48,415,065
State Street Navigator Securities Lending Portfolio II (i) (j)	589,895,660	589,895,660
TOTAL SHORT-TERM INVESTMENTS (Cost $638,310,725)		638,310,725
TOTAL INVESTMENTS — 105.3% (Cost $10,069,803,326)		10,074,416,946
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(510,200,608)
NET ASSETS — 100.0%		$9,564,216,338
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	The rate shown is the annualized seven-day yield at September 30, 2024.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$9,436,106,221	$—	$9,436,106,221
Short-Term Investments	638,310,725	—	—	638,310,725
TOTAL INVESTMENTS	$638,310,725	$9,436,106,221	$—	$10,074,416,946

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	42,330,053	$42,342,752	$364,697,689	$407,040,441	$306	$(306)	—	$—	$263,295
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	92,266,763	43,851,698	—	—	48,415,065	48,415,065	44,506
State Street Navigator Securities Lending Portfolio II	420,255,818	420,255,818	946,136,070	776,496,228	—	—	589,895,660	589,895,660	379,427
Total		$462,598,570	$1,403,100,522	$1,227,388,367	$306	$(306)		$638,310,725	$687,228
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bonds:
5.25%, 11/15/2028	$3,471,600	$3,690,745
5.25%, 2/15/2029	3,167,800	3,387,070
5.38%, 2/15/2031	9,612,900	10,570,435
5.50%, 8/15/2028	681,200	729,682
6.13%, 11/15/2027	8,408,700	9,029,499
6.13%, 8/15/2029	435,700	484,410
6.25%, 5/15/2030	6,987,800	7,913,138
U.S. Treasury Notes:
0.50%, 10/31/2027	16,091,400	14,657,003
0.63%, 11/30/2027	29,410,300	26,832,303
0.63%, 12/31/2027	29,824,100	27,149,251
0.63%, 5/15/2030	96,058,900	81,567,515
0.63%, 8/15/2030	106,144,300	89,451,451
0.75%, 1/31/2028	38,042,500	34,690,005
0.88%, 11/15/2030	92,631,300	78,845,158
1.00%, 7/31/2028	84,508,900	76,744,645
1.13%, 2/29/2028	21,053,400	19,406,958
1.13%, 8/31/2028	66,337,000	60,423,679
1.13%, 2/15/2031	72,755,100	62,575,070
1.25%, 3/31/2028	21,575,500	19,937,110
1.25%, 4/30/2028	35,539,100	32,776,490
1.25%, 5/31/2028	58,689,900	54,017,634
1.25%, 6/30/2028	120,899,700	111,076,599
1.25%, 9/30/2028	78,892,200	72,093,912
1.25%, 8/15/2031	128,230,200	109,516,605
1.38%, 10/31/2028	72,644,300	66,600,068
1.38%, 12/31/2028	24,740,800	22,612,705
1.38%, 11/15/2031 (a)	86,713,900	74,275,875
1.50%, 11/30/2028	91,112,200	83,830,343
1.50%, 2/15/2030	47,108,100	42,290,561
1.63%, 8/15/2029	5,944,600	5,437,451
1.63%, 5/15/2031	77,269,300	68,129,791
1.75%, 1/31/2029	127,159,000	117,890,302
1.75%, 11/15/2029	35,060,600	32,121,536
1.88%, 2/28/2029	100,158,900	93,249,501
1.88%, 2/15/2032	91,809,000	81,078,823
2.25%, 11/15/2027	28,699,300	27,578,234
2.38%, 3/31/2029	46,989,900	44,640,405
2.38%, 5/15/2029	51,079,100	48,473,268
2.63%, 2/15/2029	40,018,200	38,476,874
2.63%, 7/31/2029	93,422,700	89,474,132
2.75%, 2/15/2028	20,692,100	20,145,699
2.75%, 5/31/2029	77,698,400	74,924,325
2.75%, 8/15/2032	161,990,300	151,410,309
2.88%, 5/15/2028	33,212,800	32,418,806
2.88%, 8/15/2028 (a)	77,004,400	75,037,179
2.88%, 4/30/2029	105,158,400	102,028,295
2.88%, 5/15/2032	122,154,500	115,512,349
3.13%, 11/15/2028	20,852,700	20,489,407
3.13%, 8/31/2029	101,310,400	99,212,959
3.25%, 6/30/2029	41,128,100	40,533,671
3.38%, 5/15/2033 (a)	140,825,300	136,952,604
Security Description	Principal Amount	Value
3.50%, 1/31/2028	$84,839,800	$84,654,213
3.50%, 4/30/2028	57,062,600	56,924,402
3.50%, 9/30/2029	31,054,400	30,964,634
3.50%, 1/31/2030	56,870,600	56,595,133
3.50%, 4/30/2030	66,080,100	65,723,887
3.50%, 2/15/2033	104,541,300	102,744,496
3.63%, 3/31/2028	70,909,400	71,058,975
3.63%, 5/31/2028	102,547,900	102,708,131
3.63%, 8/31/2029 (a)	80,421,500	80,672,817
3.63%, 3/31/2030	65,111,300	65,162,168
3.63%, 9/30/2031	45,070,400	44,985,893
3.75%, 12/31/2028	91,613,600	92,236,287
3.75%, 5/31/2030	65,990,100	66,433,471
3.75%, 6/30/2030	54,672,900	55,031,691
3.75%, 12/31/2030	19,105,000	19,219,929
3.75%, 8/31/2031 (a)	25,944,400	26,086,283
3.88%, 11/30/2027	61,667,600	62,207,191
3.88%, 12/31/2027	73,686,000	74,394,077
3.88%, 9/30/2029	44,482,200	45,052,128
3.88%, 11/30/2029 (a)	50,920,600	51,592,911
3.88%, 12/31/2029	67,827,000	68,717,229
3.88%, 8/15/2033	144,171,300	145,365,219
3.88%, 8/15/2034	74,155,100	74,688,090
4.00%, 2/29/2028 (a)	100,688,700	102,073,170
4.00%, 6/30/2028 (a)	66,828,100	67,830,521
4.00%, 1/31/2029 (a)	55,183,900	56,123,751
4.00%, 7/31/2029	28,627,900	29,173,619
4.00%, 10/31/2029	37,338,700	38,035,884
4.00%, 2/28/2030	53,996,900	55,034,653
4.00%, 7/31/2030	45,434,500	46,325,442
4.00%, 1/31/2031	20,243,600	20,643,728
4.00%, 2/15/2034 (a)	134,262,600	136,591,217
4.13%, 10/31/2027	52,481,600	53,318,025
4.13%, 7/31/2028	67,461,000	68,783,868
4.13%, 3/31/2029	24,671,000	25,235,735
4.13%, 8/31/2030	87,938,800	90,247,193
4.13%, 3/31/2031 (a)	27,910,400	28,673,575
4.13%, 7/31/2031	32,251,400	33,158,471
4.13%, 11/15/2032	141,577,700	145,648,059
4.25%, 2/28/2029 (a)	79,030,000	81,234,196
4.25%, 6/30/2029 (a)	42,247,400	43,488,417
4.25%, 2/28/2031 (a)	57,892,500	59,878,032
4.25%, 6/30/2031	35,414,200	36,670,297
4.38%, 8/31/2028	75,028,300	77,197,087
4.38%, 11/30/2028 (a)	67,128,700	69,189,761
4.38%, 11/30/2030	73,574,200	76,545,908
4.38%, 5/15/2034	122,969,800	128,810,865
4.50%, 5/31/2029	81,625,900	84,897,313
4.50%, 11/15/2033 (a)	155,835,000	164,600,719
4.63%, 9/30/2028	66,735,500	69,326,715
4.63%, 4/30/2029	36,556,500	38,178,695
4.63%, 9/30/2030	42,837,000	45,119,409
4.63%, 4/30/2031	28,220,200	29,816,405
4.63%, 5/31/2031	51,210,700	54,115,307
4.88%, 10/31/2028	68,979,000	72,357,894

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 10/31/2030	$62,215,000	$66,404,791
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,507,547,271)		6,550,339,816
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c) (Cost $12,868,276)	12,868,276	12,868,276
TOTAL INVESTMENTS — 99.1% (Cost $6,520,415,547)		6,563,208,092
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		57,473,119
NET ASSETS — 100.0%		$6,620,681,211

(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$6,550,339,816	$—	$6,550,339,816
Short-Term Investment	12,868,276	—	—	12,868,276
TOTAL INVESTMENTS	$12,868,276	$6,550,339,816	$—	$6,563,208,092

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	54,730,605	$54,730,605	$51,626,954	$93,489,283	$—	$—	12,868,276	$12,868,276	$116,231
State Street Navigator Securities Lending Portfolio II	94,519,923	94,519,923	1,220,799,855	1,315,319,778	—	—	—	—	17,158
Total		$149,250,528	$1,272,426,809	$1,408,809,061	$—	$—		$12,868,276	$133,389
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$123,000	$95,689
5.40%, 10/1/2048	270,000	265,159
Omnicom Group, Inc. 5.30%, 11/1/2034 (a)	700,000	727,335
		1,088,183
AEROSPACE & DEFENSE — 2.7%
Boeing Co.:
3.25%, 2/1/2035	857,000	697,589
3.38%, 6/15/2046	287,000	194,417
3.50%, 3/1/2039	168,000	127,917
3.55%, 3/1/2038	448,000	349,781
3.60%, 5/1/2034 (a)	114,000	97,310
3.63%, 3/1/2048	353,000	243,994
3.65%, 3/1/2047	182,000	127,746
3.75%, 2/1/2050	638,000	448,048
3.83%, 3/1/2059	186,000	125,877
3.85%, 11/1/2048	488,000	347,885
3.90%, 5/1/2049	320,000	231,978
3.95%, 8/1/2059	618,000	422,094
5.71%, 5/1/2040	1,277,000	1,247,131
5.81%, 5/1/2050	2,223,000	2,147,774
5.88%, 2/15/2040 (a)	99,000	98,447
5.93%, 5/1/2060	1,312,000	1,259,245
6.63%, 2/15/2038	132,000	140,338
6.86%, 5/1/2054 (b)	482,000	528,638
6.88%, 3/15/2039	230,000	248,497
7.01%, 5/1/2064 (b)	618,000	680,968
General Dynamics Corp.:
2.85%, 6/1/2041	323,000	250,034
3.60%, 11/15/2042	222,000	187,097
4.25%, 4/1/2040	293,000	274,204
4.25%, 4/1/2050	334,000	301,338
Howmet Aerospace, Inc. 5.95%, 2/1/2037 (a)	72,000	78,754
L3Harris Technologies, Inc.:
5.05%, 4/27/2045	133,000	130,412
5.35%, 6/1/2034	168,000	174,908
5.50%, 8/15/2054	420,000	437,762
5.60%, 7/31/2053 (a)	228,000	240,314
6.15%, 12/15/2040	193,000	213,140
Lockheed Martin Corp.:
2.80%, 6/15/2050	392,000	271,829
3.80%, 3/1/2045	561,000	482,426
4.07%, 12/15/2042	492,604	446,821
4.09%, 9/15/2052	780,600	681,198
4.15%, 6/15/2053	374,000	329,404
4.30%, 6/15/2062	258,000	228,761
4.70%, 5/15/2046	632,000	617,489
4.80%, 8/15/2034	153,000	156,850
5.20%, 2/15/2055	303,000	313,678
Security Description	Principal Amount	Value
5.20%, 2/15/2064	$343,000	$354,844
5.70%, 11/15/2054	565,000	630,845
5.72%, 6/1/2040	188,000	204,946
5.90%, 11/15/2063	408,000	471,591
Series B, 6.15%, 9/1/2036	174,000	199,731
Northrop Grumman Corp.:
3.85%, 4/15/2045	223,000	188,315
4.03%, 10/15/2047	668,000	574,674
4.75%, 6/1/2043	90,000	86,745
4.90%, 6/1/2034	228,000	233,059
4.95%, 3/15/2053	303,000	296,434
5.05%, 11/15/2040	127,000	126,966
5.15%, 5/1/2040	169,000	171,746
5.20%, 6/1/2054	526,000	535,684
5.25%, 5/1/2050	447,000	456,503
RTX Corp.:
2.82%, 9/1/2051	298,000	199,338
3.03%, 3/15/2052	10,000	6,986
3.13%, 7/1/2050	10,000	7,160
3.75%, 11/1/2046	565,000	461,724
4.05%, 5/4/2047	213,000	181,314
4.15%, 5/15/2045	502,000	438,110
4.35%, 4/15/2047	380,000	337,425
4.45%, 11/16/2038	232,382	221,411
4.50%, 6/1/2042	1,272,000	1,184,270
4.63%, 11/16/2048	626,000	578,674
4.70%, 12/15/2041	266,000	252,325
4.80%, 12/15/2043	187,000	178,054
4.88%, 10/15/2040	303,000	296,770
5.38%, 2/27/2053	668,000	686,711
5.40%, 5/1/2035	70,000	73,955
5.70%, 4/15/2040	96,000	102,810
6.05%, 6/1/2036	167,000	185,230
6.13%, 7/15/2038	384,000	428,955
6.40%, 3/15/2054	888,000	1,047,893
		26,983,291
AGRICULTURE — 1.4%
Altria Group, Inc.:
3.40%, 2/4/2041	727,000	566,486
3.70%, 2/4/2051	608,000	448,558
3.88%, 9/16/2046	730,000	569,692
4.00%, 2/4/2061 (a)	397,000	302,689
4.25%, 8/9/2042	487,000	418,275
4.45%, 5/6/2050	229,000	191,840
4.50%, 5/2/2043	272,000	240,209
5.38%, 1/31/2044 (a)	589,000	593,253
5.80%, 2/14/2039	827,000	869,202
5.95%, 2/14/2049 (a)	1,065,000	1,117,504
6.20%, 2/14/2059	1,000	1,059
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	316,000	210,804
3.75%, 9/15/2047	248,000	200,602
4.02%, 4/16/2043	99,000	86,087
4.50%, 3/15/2049	236,000	215,975
4.54%, 3/26/2042	250,000	236,510

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 9/15/2035	$96,000	$102,437
BAT Capital Corp.:
3.73%, 9/25/2040	246,000	195,695
3.98%, 9/25/2050 (a)	83,000	63,406
4.39%, 8/15/2037	1,062,000	965,931
4.54%, 8/15/2047	911,000	769,631
4.76%, 9/6/2049	427,000	367,805
5.28%, 4/2/2050	233,000	218,468
5.65%, 3/16/2052	309,000	301,278
7.08%, 8/2/2043	453,000	518,975
7.08%, 8/2/2053	543,000	630,537
Philip Morris International, Inc.:
3.88%, 8/21/2042	462,000	390,690
4.13%, 3/4/2043	363,000	317,411
4.25%, 11/10/2044	547,000	483,275
4.38%, 11/15/2041	278,000	253,169
4.50%, 3/20/2042	302,000	278,580
4.88%, 11/15/2043	299,000	290,428
6.38%, 5/16/2038	590,000	673,927
Reynolds American, Inc.:
5.70%, 8/15/2035	105,000	109,260
5.85%, 8/15/2045	1,012,000	1,012,182
6.15%, 9/15/2043	294,000	305,963
7.25%, 6/15/2037	172,000	198,328
		14,716,121
AIRLINES — 0.1%
American Airlines Pass-Through Trust Series 2021-1, Class A, 2.88%, 1/11/2036	88,383	77,010
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 11/15/2033	106,225	94,612
U.S. Airways Pass-Through Trust Series 2013-1, Class A, 3.95%, 5/15/2027	3,135	3,085
United Airlines Pass-Through Trust:
Series 2019-2, Class AA, 2.70%, 11/1/2033	80,794	72,192
Series 2024-1, Class AA, 5.45%, 8/15/2038	240,000	249,898
Series 2023-1, Class A, 5.80%, 7/15/2037	178,911	187,973
		684,770
APPAREL — 0.1%
NIKE, Inc.:
3.25%, 3/27/2040	60,000	50,341
3.38%, 11/1/2046	345,000	275,886
3.38%, 3/27/2050	160,000	125,918
3.63%, 5/1/2043	283,000	241,688
3.88%, 11/1/2045	393,000	342,673
		1,036,506
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.6%
Cummins, Inc.:
2.60%, 9/1/2050	$267,000	$173,635
4.88%, 10/1/2043	221,000	216,633
5.45%, 2/20/2054	549,000	580,568
Ford Motor Co.:
4.75%, 1/15/2043	640,000	530,336
5.29%, 12/8/2046	735,000	664,418
7.40%, 11/1/2046 (a)	227,000	254,077
General Motors Co.:
5.00%, 4/1/2035	104,000	100,730
5.15%, 4/1/2038	587,000	562,281
5.20%, 4/1/2045	678,000	617,326
5.40%, 4/1/2048	482,800	445,229
5.95%, 4/1/2049	528,000	523,010
6.25%, 10/2/2043	774,000	793,753
6.60%, 4/1/2036	131,000	141,211
6.75%, 4/1/2046	433,000	469,199
		6,072,406
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC:
3.10%, 12/1/2051	597,000	377,615
4.40%, 10/1/2046 (a)	236,000	194,374
5.40%, 3/15/2049 (a)	239,000	221,020
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052 (a)	385,000	298,452
Aptiv PLC/Aptiv Global Financing DAC 5.75%, 9/13/2054	200,000	192,888
BorgWarner, Inc. 4.38%, 3/15/2045	301,000	255,754
Lear Corp.:
3.55%, 1/15/2052	227,000	160,010
5.25%, 5/15/2049 (a)	404,000	377,950
		2,078,063
BANKS — 7.6%
Bank of America Corp.:
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	2,253,000	1,694,661
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	573,000	395,932
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	90,000	63,918
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	1,689,000	1,373,917
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	429,000	336,460
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (a) (c)	580,000	494,908
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	627,000	572,332

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	$2,370,000	$2,058,606
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	716,000	678,002
Series MTN, 3 mo. USD Term SOFR + 1.78%, 4.33%, 3/15/2050 (c)	1,383,000	1,254,298
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	1,061,000	978,168
Series L, 4.75%, 4/21/2045	319,000	306,374
Series MTN, 4.88%, 4/1/2044	107,000	106,957
Series MTN, 5.00%, 1/21/2044	653,000	664,310
Series MTN, 5.88%, 2/7/2042	606,000	676,866
6.11%, 1/29/2037	1,024,000	1,131,459
7.75%, 5/14/2038	829,000	1,047,292
Bank of America NA 6.00%, 10/15/2036	369,000	408,025
Barclays PLC:
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	456,000	350,614
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (a) (c)	522,000	430,681
4.95%, 1/10/2047	526,000	509,389
5.25%, 8/17/2045 (a)	508,000	514,345
SOFR + 2.42%, 6.04%, 3/12/2055 (c)	412,000	449,822
Citigroup, Inc.:
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	588,000	442,617
3 mo. USD Term SOFR + 1.43%, 3.88%, 1/24/2039 (c)	497,000	443,563
3 mo. USD Term SOFR + 2.10%, 4.28%, 4/24/2048 (c)	453,000	401,793
4.65%, 7/30/2045	455,000	430,630
4.65%, 7/23/2048	1,267,000	1,195,845
4.75%, 5/18/2046	694,000	650,903
5.30%, 5/6/2044	327,000	332,114
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	645,000	661,073
5.88%, 1/30/2042	540,000	592,974
6.13%, 8/25/2036	170,000	184,766
6.68%, 9/13/2043	234,000	275,622
8.13%, 7/15/2039	1,010,000	1,340,411
Cooperatieve Rabobank UA:
5.25%, 5/24/2041	749,000	791,124
5.75%, 12/1/2043	576,000	616,470
Fifth Third Bancorp 8.25%, 3/1/2038	335,000	421,949
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	$792,000	$601,294
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	1,114,000	886,310
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	933,000	759,509
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	1,230,000	1,115,352
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	733,000	690,867
4.75%, 10/21/2045	737,000	715,170
Series MTN, 4.80%, 7/8/2044	804,000	784,543
5.15%, 5/22/2045 (a)	592,000	591,343
6.25%, 2/1/2041	1,231,000	1,399,598
6.45%, 5/1/2036	164,000	184,203
6.75%, 10/1/2037	1,806,000	2,079,176
HSBC Bank USA NA:
5.63%, 8/15/2035	115,000	120,331
5.88%, 11/1/2034	81,000	87,055
7.00%, 1/15/2039	472,000	561,387
HSBC Holdings PLC:
5.25%, 3/14/2044	563,000	559,200
6.10%, 1/14/2042 (a)	421,000	482,727
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	1,396,000	1,576,517
6.50%, 5/2/2036	161,000	175,021
6.50%, 9/15/2037	971,000	1,068,849
6.80%, 6/1/2038	911,000	1,037,214
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	610,000	450,192
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	612,000	492,984
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	1,086,000	802,196
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	658,000	527,742
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	445,000	343,544
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	981,000	896,369
3 mo. USD Term SOFR + 1.48%, 3.90%, 1/23/2049 (c)	957,000	816,943
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,688,000	1,457,605
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	1,833,000	1,600,007

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	$705,000	$639,329
4.85%, 2/1/2044	247,000	245,679
4.95%, 6/1/2045	866,000	863,930
5.40%, 1/6/2042	363,000	386,628
5.60%, 7/15/2041	592,000	643,463
5.63%, 8/16/2043	589,000	639,831
6.40%, 5/15/2038	765,000	901,950
Lloyds Banking Group PLC:
5 yr. CMT + 1.50%, 3.37%, 12/14/2046 (c)	535,000	398,901
4.34%, 1/9/2048	665,000	564,665
5.30%, 12/1/2045 (a)	359,000	355,446
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	415,000	371,114
4.15%, 3/7/2039 (a)	154,000	144,587
4.29%, 7/26/2038 (a)	116,000	111,635
Morgan Stanley:
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	841,000	580,458
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	839,000	676,536
3.97%, 7/22/2038 (c)	843,000	765,402
4.30%, 1/27/2045	993,000	914,980
Series MTN, 4.38%, 1/22/2047	1,063,000	980,362
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	332,000	318,375
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (a) (c)	949,000	1,038,339
6.38%, 7/24/2042	784,000	924,885
Regions Bank 6.45%, 6/26/2037	179,000	192,402
Regions Financial Corp. 7.38%, 12/10/2037	128,000	147,076
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041 (a)	189,000	135,218
2.93%, 9/17/2041	224,000	171,559
3.05%, 1/14/2042 (a)	142,000	112,644
5.84%, 7/9/2044	355,000	382,264
6.18%, 7/13/2043 (a)	323,000	369,040
UBS AG 4.50%, 6/26/2048	245,000	233,135
UBS Group AG 4.88%, 5/15/2045	931,000	909,187
Wachovia Corp. 5.50%, 8/1/2035	239,000	248,785
Wells Fargo & Co.:
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,548,000	1,221,109
3.90%, 5/1/2045	974,000	833,150
Security Description	Principal Amount	Value
Series MTN, 4.40%, 6/14/2046	$1,005,000	$877,978
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,544,000	1,430,408
Series MTN, 4.65%, 11/4/2044	839,000	766,217
Series MTN, 4.75%, 12/7/2046	870,000	797,259
Series GMTN, 4.90%, 11/17/2045	984,000	923,356
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	2,386,000	2,340,571
5.38%, 2/7/2035	97,000	102,396
5.38%, 11/2/2043	958,000	962,934
5.61%, 1/15/2044	1,093,600	1,126,452
Wells Fargo Bank NA:
5.85%, 2/1/2037	484,000	522,125
5.95%, 8/26/2036	223,000	243,413
6.60%, 1/15/2038	747,000	863,031
Westpac Banking Corp.:
2.96%, 11/16/2040 (a)	518,000	391,126
3.13%, 11/18/2041	588,000	449,832
4.42%, 7/24/2039 (a)	349,000	329,986
		77,691,586
BEVERAGES — 2.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,513,000	1,518,477
4.90%, 2/1/2046	4,319,000	4,252,185
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	553,000	529,614
4.70%, 2/1/2036	158,000	158,664
4.90%, 2/1/2046	786,000	772,339
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	403,000	380,629
4.44%, 10/6/2048	925,000	856,310
4.50%, 6/1/2050	28,000	26,724
4.60%, 4/15/2048	570,000	541,477
4.60%, 6/1/2060	130,000	123,221
4.75%, 4/15/2058	624,000	599,365
4.95%, 1/15/2042	495,000	494,792
5.00%, 6/15/2034	514,000	535,521
5.45%, 1/23/2039	529,000	565,744
5.55%, 1/23/2049	1,944,000	2,095,788
5.80%, 1/23/2059	1,047,000	1,180,042
5.88%, 6/15/2035	99,000	109,184
8.00%, 11/15/2039	232,000	306,920
8.20%, 1/15/2039	611,000	821,752
Brown-Forman Corp.:
4.00%, 4/15/2038	122,000	112,990
4.50%, 7/15/2045 (a)	176,000	167,499

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Coca-Cola Co.:
2.50%, 6/1/2040 (a)	$229,000	$173,209
2.50%, 3/15/2051	10,000	6,561
2.60%, 6/1/2050	90,000	60,837
2.75%, 6/1/2060	210,000	137,750
2.88%, 5/5/2041	321,000	253,603
3.00%, 3/5/2051	663,000	485,780
4.20%, 3/25/2050	170,000	155,309
5.20%, 1/14/2055	495,000	519,166
5.30%, 5/13/2054	800,000	852,104
5.40%, 5/13/2064	910,000	970,397
Coca-Cola Consolidated, Inc. 5.45%, 6/1/2034	25,000	26,347
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	165,000	171,864
Constellation Brands, Inc.:
3.75%, 5/1/2050	179,000	141,369
4.10%, 2/15/2048	185,000	156,271
4.50%, 5/9/2047	293,000	264,289
5.25%, 11/15/2048	185,000	184,267
Diageo Capital PLC:
3.88%, 4/29/2043	265,000	232,037
5.88%, 9/30/2036	177,000	196,070
Diageo Investment Corp.:
4.25%, 5/11/2042	295,000	269,468
7.45%, 4/15/2035	115,000	140,354
Keurig Dr. Pepper, Inc.:
3.35%, 3/15/2051	123,000	91,171
3.80%, 5/1/2050	216,000	174,722
4.42%, 12/15/2046	156,000	140,177
4.50%, 11/15/2045	150,000	136,830
4.50%, 4/15/2052	405,000	366,570
5.09%, 5/25/2048	266,000	261,438
Molson Coors Beverage Co.:
4.20%, 7/15/2046	802,000	693,361
5.00%, 5/1/2042 (a)	359,682	351,988
PepsiCo, Inc.:
2.63%, 10/21/2041	209,000	156,173
2.88%, 10/15/2049	699,000	499,219
3.38%, 7/29/2049	100,000	77,941
3.45%, 10/6/2046	419,000	338,368
3.50%, 3/19/2040	243,000	208,530
3.60%, 8/13/2042 (a)	128,000	108,870
3.63%, 3/19/2050	394,000	322,552
3.88%, 3/19/2060	113,000	94,580
4.00%, 3/5/2042	297,000	268,271
4.00%, 5/2/2047	172,000	150,777
4.20%, 7/18/2052	230,000	206,618
4.25%, 10/22/2044	184,000	170,022
4.45%, 4/14/2046	409,000	384,828
4.65%, 2/15/2053 (a)	40,000	38,692
4.88%, 11/1/2040	97,000	97,976
5.25%, 7/17/2054	630,000	666,464
5.50%, 1/15/2040	90,000	97,738
		27,650,165
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 1.8%
Amgen, Inc.:
2.77%, 9/1/2053	$40,000	$25,982
2.80%, 8/15/2041 (a)	291,000	220,302
3.00%, 1/15/2052	392,000	276,705
3.15%, 2/21/2040	546,000	435,451
3.38%, 2/21/2050	710,000	540,466
4.20%, 2/22/2052	210,000	178,529
4.40%, 5/1/2045	825,000	740,586
4.40%, 2/22/2062	679,000	579,248
4.56%, 6/15/2048	274,000	247,970
4.66%, 6/15/2051	1,296,000	1,184,998
4.88%, 3/1/2053	398,000	374,347
4.95%, 10/1/2041	319,000	311,539
5.15%, 11/15/2041	206,000	206,216
5.60%, 3/2/2043	1,050,000	1,100,505
5.65%, 6/15/2042 (a)	284,000	296,712
5.65%, 3/2/2053	1,937,000	2,038,324
5.75%, 3/15/2040	282,000	300,076
5.75%, 3/2/2063	1,333,000	1,405,688
6.38%, 6/1/2037	126,000	142,634
6.40%, 2/1/2039	232,000	261,406
Baxalta, Inc. 5.25%, 6/23/2045	137,000	136,951
Biogen, Inc.:
3.15%, 5/1/2050	715,000	494,022
3.25%, 2/15/2051	321,000	225,191
5.20%, 9/15/2045	471,000	457,779
Gilead Sciences, Inc.:
2.60%, 10/1/2040	196,000	146,645
2.80%, 10/1/2050	607,000	412,566
4.00%, 9/1/2036	218,000	205,038
4.15%, 3/1/2047	478,000	418,867
4.50%, 2/1/2045	550,000	508,981
4.60%, 9/1/2035	258,000	258,253
4.75%, 3/1/2046	618,000	591,432
4.80%, 4/1/2044	569,000	549,842
5.55%, 10/15/2053	523,000	561,127
5.65%, 12/1/2041	310,000	332,652
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050 (a)	237,000	155,785
Royalty Pharma PLC:
3.30%, 9/2/2040	583,000	451,772
3.35%, 9/2/2051	276,000	189,938
3.55%, 9/2/2050	453,000	328,294
5.40%, 9/2/2034	165,000	169,229
5.90%, 9/2/2054	325,000	336,170
		17,798,218
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	308,000	236,187
2.80%, 5/15/2050	177,000	122,385
Albemarle Corp.:
5.45%, 12/1/2044	193,000	182,995

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.65%, 6/1/2052 (a)	$200,000	$186,950
CF Industries, Inc.:
4.95%, 6/1/2043	337,000	317,134
5.38%, 3/15/2044	422,000	414,864
Dow Chemical Co.:
3.60%, 11/15/2050	155,000	116,751
4.38%, 11/15/2042	230,000	203,051
4.63%, 10/1/2044	125,000	113,115
4.80%, 5/15/2049	423,000	385,877
5.25%, 11/15/2041	249,000	246,744
5.55%, 11/30/2048 (a)	528,000	533,143
5.60%, 2/15/2054	416,000	429,337
6.90%, 5/15/2053	568,000	679,407
7.38%, 11/1/2029	22,000	25,016
9.40%, 5/15/2039	362,000	504,823
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	273,000	297,556
5.42%, 11/15/2048	683,000	755,282
Eastman Chemical Co.:
4.65%, 10/15/2044	368,000	333,677
4.80%, 9/1/2042 (a)	106,000	98,590
Ecolab, Inc.:
2.13%, 8/15/2050 (a)	7,000	4,194
2.70%, 12/15/2051	478,000	321,149
2.75%, 8/18/2055	321,000	213,446
3.95%, 12/1/2047	232,000	201,717
5.50%, 12/8/2041	197,000	210,487
FMC Corp.:
4.50%, 10/1/2049	234,000	193,478
6.38%, 5/18/2053	264,000	282,770
Huntsman International LLC 5.70%, 10/15/2034	315,000	312,420
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	224,000	188,070
5.00%, 9/26/2048	404,000	371,648
Linde, Inc. 3.55%, 11/7/2042	293,000	248,019
Lubrizol Corp. 6.50%, 10/1/2034	116,000	135,732
LYB International Finance BV:
4.88%, 3/15/2044	426,000	395,843
5.25%, 7/15/2043	333,000	324,392
LYB International Finance III LLC:
3.38%, 10/1/2040	249,000	196,678
3.63%, 4/1/2051 (a)	556,000	413,775
3.80%, 10/1/2060	318,000	234,210
4.20%, 10/15/2049	442,000	362,493
4.20%, 5/1/2050	349,000	286,163
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	565,000	491,674
Mosaic Co.:
4.88%, 11/15/2041	199,000	184,807
5.63%, 11/15/2043	267,000	269,224
Security Description	Principal Amount	Value
Nutrien Ltd.:
3.95%, 5/13/2050	$20,000	$16,104
4.13%, 3/15/2035	152,000	141,704
4.90%, 6/1/2043	156,000	146,857
5.00%, 4/1/2049	480,000	454,267
5.25%, 1/15/2045	187,000	183,155
5.63%, 12/1/2040	230,000	235,550
5.80%, 3/27/2053	326,000	345,182
5.88%, 12/1/2036	133,000	143,080
6.13%, 1/15/2041	158,000	170,319
RPM International, Inc.:
4.25%, 1/15/2048	177,000	154,949
5.25%, 6/1/2045	198,000	193,161
Sherwin-Williams Co.:
3.30%, 5/15/2050	316,000	232,048
3.80%, 8/15/2049	125,000	100,630
4.00%, 12/15/2042	10,000	8,544
4.50%, 6/1/2047	528,000	481,985
4.55%, 8/1/2045	268,000	242,720
Westlake Corp.:
2.88%, 8/15/2041	128,000	92,986
3.13%, 8/15/2051 (a)	316,000	213,676
3.38%, 8/15/2061	220,000	144,795
4.38%, 11/15/2047	201,000	173,149
5.00%, 8/15/2046 (a)	293,000	277,196
		16,177,330
COMMERCIAL SERVICES — 1.2%
American University Series 2019, 3.67%, 4/1/2049	223,000	186,029
California Endowment Series 2021, 2.50%, 4/1/2051	15,000	9,902
California Institute of Technology:
3.65%, 9/1/2119	237,000	169,744
4.32%, 8/1/2045	134,000	125,724
4.70%, 11/1/2111	197,000	181,965
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	196,000	202,390
Claremont Mckenna College 3.78%, 1/1/2122	184,000	133,562
Cornell University 4.84%, 6/15/2034 (a)	153,000	158,127
Duke University:
Series 2020, 2.68%, 10/1/2044	255,000	194,817
Series 2020, 2.83%, 10/1/2055	40,000	27,991
Emory University Series 2020, 2.97%, 9/1/2050 (a)	13,000	9,490

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ford Foundation Series 2020, 2.82%, 6/1/2070	$323,000	$206,126
George Washington University:
Series 2018, 4.13%, 9/15/2048	229,000	205,489
Series 2014, 4.30%, 9/15/2044	182,000	167,007
Series 2015, 4.87%, 9/15/2045	174,000	172,987
Georgetown University:
Series 20A, 2.94%, 4/1/2050	30,000	21,435
Series B, 4.32%, 4/1/2049 (a)	162,000	148,081
5.12%, 4/1/2053 (a)	52,000	54,054
Series A, 5.22%, 10/1/2118	250,000	246,623
Global Payments, Inc.:
4.15%, 8/15/2049	308,000	248,282
5.95%, 8/15/2052 (a)	425,000	437,771
Howard University Series 22A, 5.21%, 10/1/2052	191,000	180,352
Johns Hopkins University:
Series A, 2.81%, 1/1/2060	30,000	20,141
Series 2013, 4.08%, 7/1/2053	101,000	91,089
Leland Stanford Junior University 3.65%, 5/1/2048	128,000	109,157
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	219,000	164,609
3.07%, 4/1/2052	26,000	19,567
3.89%, 7/1/2116	224,000	177,206
3.96%, 7/1/2038	11,000	10,618
4.68%, 7/1/2114	358,000	341,500
5.60%, 7/1/2111	507,000	568,808
Moody's Corp.:
2.75%, 8/19/2041	166,000	122,994
3.10%, 11/29/2061	27,000	17,820
3.75%, 2/25/2052 (a)	169,000	135,859
4.88%, 12/17/2048	112,000	107,158
5.25%, 7/15/2044	183,000	185,886
Northeastern University Series 2020, 2.89%, 10/1/2050	71,000	52,083
Northwestern University:
Series 2017, 3.66%, 12/1/2057	46,000	37,985
4.64%, 12/1/2044	113,000	111,678
PayPal Holdings, Inc.:
3.25%, 6/1/2050 (a)	391,000	289,622
5.05%, 6/1/2052 (a)	509,000	507,585
5.15%, 6/1/2034	114,000	118,904
5.25%, 6/1/2062	204,000	205,971
Security Description	Principal Amount	Value
5.50%, 6/1/2054 (a)	$128,000	$134,643
President & Fellows of Harvard College:
2.52%, 10/15/2050	70,000	47,465
3.15%, 7/15/2046	124,000	97,820
3.30%, 7/15/2056	10,000	7,752
3.75%, 11/15/2052	117,000	100,147
4.61%, 2/15/2035	313,000	320,844
4.88%, 10/15/2040 (a)	107,000	109,167
Quanta Services, Inc. 3.05%, 10/1/2041	207,000	157,061
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	30,000	20,101
S&P Global, Inc.:
2.30%, 8/15/2060 (a)	110,000	62,699
3.25%, 12/1/2049	338,000	256,349
3.70%, 3/1/2052	489,000	399,097
3.90%, 3/1/2062	210,000	170,806
Thomas Jefferson University 3.85%, 11/1/2057	266,000	205,956
Trustees of Boston College 3.13%, 7/1/2052	185,000	138,569
Trustees of Boston University Series CC, 4.06%, 10/1/2048	40,000	35,362
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	10,000	7,011
4.20%, 3/1/2052 (a)	60,000	55,826
5.70%, 3/1/2039	111,000	125,782
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	258,000	186,544
4.67%, 9/1/2112	173,000	162,310
University of Chicago:
Series C, 2.55%, 4/1/2050	156,000	111,158
Series 20B, 2.76%, 4/1/2045	127,000	102,382
4.00%, 10/1/2053	206,000	182,568
University of Miami Series 2022, 4.06%, 4/1/2052	100,000	86,596
University of Notre Dame du Lac:
Series 2017, 3.39%, 2/15/2048	192,000	156,854
Series 2015, 3.44%, 2/15/2045	271,000	229,827
University of Southern California:
2.81%, 10/1/2050	10,000	7,055
Series 21A, 2.95%, 10/1/2051	10,000	7,264
3.03%, 10/1/2039	164,000	139,617
Series A, 3.23%, 10/1/2120	342,000	225,658

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2017, 3.84%, 10/1/2047	$149,000	$129,935
4.98%, 10/1/2053	173,000	178,633
5.25%, 10/1/2111 (a)	236,000	249,480
Verisk Analytics, Inc.:
3.63%, 5/15/2050	174,000	132,701
5.50%, 6/15/2045	171,000	172,866
Washington University 4.35%, 4/15/2122	334,000	287,968
William Marsh Rice University 3.57%, 5/15/2045	241,000	209,590
Yale University Series 2020, 2.40%, 4/15/2050	2,000	1,330
		12,296,981
COMPUTERS — 2.1%
Apple, Inc.:
2.38%, 2/8/2041	70,000	52,522
2.40%, 8/20/2050 (a)	649,000	429,683
2.65%, 5/11/2050	1,301,000	900,370
2.65%, 2/8/2051	1,442,000	990,120
2.70%, 8/5/2051	913,000	630,637
2.80%, 2/8/2061	974,000	650,924
2.85%, 8/5/2061	749,000	507,305
2.95%, 9/11/2049	856,000	632,764
3.45%, 2/9/2045	1,078,000	902,782
3.75%, 9/12/2047	542,000	466,949
3.75%, 11/13/2047	658,000	567,742
3.85%, 5/4/2043	1,291,000	1,161,642
3.85%, 8/4/2046	1,053,000	926,893
3.95%, 8/8/2052 (a)	892,000	784,291
4.10%, 8/8/2062	716,000	634,269
4.25%, 2/9/2047	536,000	504,060
4.38%, 5/13/2045	981,000	942,152
4.45%, 5/6/2044 (a)	120,000	119,138
4.65%, 2/23/2046	1,707,000	1,694,454
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036	283,000	351,987
8.35%, 7/15/2046	306,000	413,902
Dell, Inc. 6.50%, 4/15/2038	240,000	264,398
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	97,000	105,743
6.35%, 10/15/2045 (a)	747,000	818,667
HP, Inc. 6.00%, 9/15/2041 (a)	579,000	622,639
International Business Machines Corp.:
2.85%, 5/15/2040	815,000	627,737
2.95%, 5/15/2050 (a)	290,000	200,541
3.43%, 2/9/2052	326,000	243,623
4.00%, 6/20/2042	375,200	330,446
4.15%, 5/15/2039	682,000	627,358
Security Description	Principal Amount	Value
4.25%, 5/15/2049	$1,139,000	$998,254
4.70%, 2/19/2046	274,000	260,588
4.90%, 7/27/2052	371,000	356,635
5.10%, 2/6/2053 (a)	376,000	379,106
5.60%, 11/30/2039	268,000	288,478
7.13%, 12/1/2096 (a)	163,000	217,951
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	369,000	297,565
		20,904,315
CONSTRUCTION MATERIALS — 0.4%
Carrier Global Corp.:
3.38%, 4/5/2040	30,000	24,789
3.58%, 4/5/2050	230,000	181,495
6.20%, 3/15/2054 (a)	488,000	563,928
Fortune Brands Innovations, Inc. 4.50%, 3/25/2052	135,000	113,972
Johnson Controls International PLC:
4.50%, 2/15/2047	193,000	172,772
4.63%, 7/2/2044	161,000	147,022
4.95%, 7/2/2064 (d)	213,000	199,076
6.00%, 1/15/2036	171,000	187,045
Lafarge SA 7.13%, 7/15/2036	105,000	122,240
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	90,000	64,682
4.25%, 12/15/2047	341,000	294,631
Masco Corp.:
3.13%, 2/15/2051	249,000	172,223
4.50%, 5/15/2047 (a)	197,000	173,819
Owens Corning:
4.30%, 7/15/2047 (a)	273,000	231,379
4.40%, 1/30/2048	260,000	221,148
5.95%, 6/15/2054	420,000	445,797
7.00%, 12/1/2036	171,000	198,912
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	187,000	201,968
Vulcan Materials Co.:
4.50%, 6/15/2047	366,000	328,763
4.70%, 3/1/2048	144,000	133,322
		4,178,983
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc.:
5.05%, 3/22/2053	769,000	788,817
5.10%, 3/22/2043	246,000	254,285
		1,043,102
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	189,000	157,785
4.20%, 5/15/2047	185,000	164,635

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 6/15/2045	$498,000	$472,019
		794,439
DIVERSIFIED FINANCIAL SERVICES — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.85%, 10/29/2041	801,000	672,095
American Express Co. 4.05%, 12/3/2042	285,000	259,877
Apollo Global Management, Inc. 5.80%, 5/21/2054	407,000	433,638
BlackRock Funding, Inc.:
4.90%, 1/8/2035	135,000	139,263
5.25%, 3/14/2054	799,000	827,093
5.35%, 1/8/2055	655,000	688,438
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/2050	141,000	104,604
Brookfield Finance, Inc.:
3.50%, 3/30/2051	239,000	179,291
3.63%, 2/15/2052	177,000	133,215
4.70%, 9/20/2047	344,000	318,090
5.68%, 1/15/2035	220,000	230,714
5.97%, 3/4/2054	528,000	573,450
CI Financial Corp. 4.10%, 6/15/2051	183,000	127,231
CME Group, Inc.:
4.15%, 6/15/2048	477,000	430,865
5.30%, 9/15/2043	286,000	307,138
Credit Suisse USA LLC 7.13%, 7/15/2032	115,000	132,758
Franklin Resources, Inc. 2.95%, 8/12/2051 (a)	150,000	101,968
Intercontinental Exchange, Inc.:
2.65%, 9/15/2040	256,000	193,178
3.00%, 6/15/2050	352,000	251,455
3.00%, 9/15/2060	170,000	113,555
4.25%, 9/21/2048	426,000	377,985
4.95%, 6/15/2052 (a)	454,000	452,774
5.20%, 6/15/2062	554,000	565,540
Invesco Finance PLC 5.38%, 11/30/2043	238,000	238,378
Jefferies Financial Group, Inc.:
6.25%, 1/15/2036	110,000	118,796
6.50%, 1/20/2043	176,000	192,889
Legg Mason, Inc. 5.63%, 1/15/2044	374,000	390,269
Mastercard, Inc.:
2.95%, 3/15/2051	132,000	94,005
3.65%, 6/1/2049	102,000	83,591
3.80%, 11/21/2046	144,000	122,684
3.85%, 3/26/2050	553,000	467,296
3.95%, 2/26/2048	271,000	235,694
Security Description	Principal Amount	Value
4.55%, 1/15/2035	$455,000	$457,143
Nasdaq, Inc.:
2.50%, 12/21/2040	161,000	114,400
3.25%, 4/28/2050	19,000	13,746
3.95%, 3/7/2052	178,000	143,278
5.95%, 8/15/2053	213,000	231,961
6.10%, 6/28/2063	434,000	478,012
Raymond James Financial, Inc.:
3.75%, 4/1/2051	355,000	278,828
4.95%, 7/15/2046	422,000	407,635
Visa, Inc.:
2.00%, 8/15/2050 (a)	80,000	48,406
2.70%, 4/15/2040	609,478	479,202
3.65%, 9/15/2047	463,000	387,105
4.30%, 12/14/2045	1,741,000	1,620,645
Voya Financial, Inc.:
4.80%, 6/15/2046	106,000	96,034
5.70%, 7/15/2043	283,000	288,414
Western Union Co. 6.20%, 11/17/2036 (a)	174,000	185,094
		14,787,720
ELECTRIC — 12.4%
AEP Texas, Inc.:
3.45%, 5/15/2051	187,000	133,765
Series H, 3.45%, 1/15/2050	20,000	14,451
3.80%, 10/1/2047	218,000	168,473
Series G, 4.15%, 5/1/2049	298,000	241,890
5.25%, 5/15/2052 (a)	130,000	126,738
AEP Transmission Co. LLC:
Series N, 2.75%, 8/15/2051	10,000	6,616
3.15%, 9/15/2049	97,000	69,783
Series M, 3.65%, 4/1/2050	10,000	7,881
3.75%, 12/1/2047	412,000	333,708
3.80%, 6/15/2049	264,000	211,607
4.00%, 12/1/2046	146,000	124,715
4.25%, 9/15/2048	172,000	149,932
Series O, 4.50%, 6/15/2052	266,000	239,895
5.40%, 3/15/2053 (a)	363,000	376,787
Alabama Power Co.:
3.00%, 3/15/2052	35,000	24,600
3.13%, 7/15/2051	391,000	277,704
3.45%, 10/1/2049	298,000	228,831
Series B, 3.70%, 12/1/2047	372,000	301,253
3.75%, 3/1/2045	392,000	326,281
3.85%, 12/1/2042	124,000	106,237
4.15%, 8/15/2044	245,000	214,390
4.30%, 1/2/2046	280,000	249,236
Series A, 4.30%, 7/15/2048	324,000	287,456
6.00%, 3/1/2039 (a)	232,000	257,680
6.13%, 5/15/2038	160,000	178,512
Ameren Illinois Co.:
3.25%, 3/15/2050	27,000	19,718
3.70%, 12/1/2047	30,000	24,540
4.15%, 3/15/2046	162,000	141,439

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.55%, 7/1/2054	$365,000	$392,178
5.90%, 12/1/2052	184,000	204,853
American Electric Power Co., Inc. 3.25%, 3/1/2050	40,000	28,131
Appalachian Power Co.:
Series Z, 3.70%, 5/1/2050	334,000	252,795
4.40%, 5/15/2044	266,000	232,995
4.45%, 6/1/2045	228,000	198,080
Series Y, 4.50%, 3/1/2049	262,000	228,435
7.00%, 4/1/2038	292,000	345,389
Arizona Public Service Co.:
3.50%, 12/1/2049	253,000	185,596
3.75%, 5/15/2046	238,000	188,425
4.20%, 8/15/2048	200,000	167,550
4.25%, 3/1/2049	224,000	188,144
4.35%, 11/15/2045	155,000	134,461
4.50%, 4/1/2042	256,000	230,733
5.05%, 9/1/2041	197,000	193,586
5.70%, 8/15/2034	70,000	73,941
Avista Corp.:
4.00%, 4/1/2052	256,000	207,027
4.35%, 6/1/2048	235,000	206,241
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	170,000	116,139
3.20%, 9/15/2049	300,000	216,561
3.50%, 8/15/2046	301,000	236,110
3.75%, 8/15/2047	246,000	199,408
4.25%, 9/15/2048	279,000	243,584
4.55%, 6/1/2052	369,000	334,148
5.40%, 6/1/2053	371,000	384,872
5.65%, 6/1/2054	271,000	291,501
6.35%, 10/1/2036	20,000	22,570
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	313,000	211,613
3.80%, 7/15/2048	373,000	297,072
4.25%, 10/15/2050	447,000	381,707
4.45%, 1/15/2049	446,000	396,066
4.60%, 5/1/2053	525,000	473,644
5.15%, 11/15/2043	319,000	321,772
5.95%, 5/15/2037	281,000	306,192
6.13%, 4/1/2036	366,000	404,229
Black Hills Corp.:
3.88%, 10/15/2049	199,000	155,003
4.20%, 9/15/2046	177,000	147,889
6.00%, 1/15/2035	205,000	218,450
CenterPoint Energy Houston Electric LLC:
Series AD, 2.90%, 7/1/2050	30,000	20,446
3.55%, 8/1/2042	141,000	115,385
Series AH, 3.60%, 3/1/2052 (a)	210,000	163,141
3.95%, 3/1/2048	303,000	249,899
Series AC, 4.25%, 2/1/2049	415,000	364,656
4.50%, 4/1/2044	300,000	275,070
Security Description	Principal Amount	Value
Series AJ, 4.85%, 10/1/2052	$296,000	$280,877
5.30%, 4/1/2053	230,000	234,011
CenterPoint Energy, Inc. 3.70%, 9/1/2049	8,000	6,139
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	328,000	291,251
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	167,000	178,869
CMS Energy Corp. 4.88%, 3/1/2044	259,000	248,042
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	103,000	68,217
3.00%, 3/1/2050	210,000	146,866
Series 130, 3.13%, 3/15/2051	353,000	251,580
Series 127, 3.20%, 11/15/2049	237,000	170,744
3.65%, 6/15/2046	417,000	338,954
3.70%, 3/1/2045	53,000	43,657
Series 123, 3.75%, 8/15/2047	358,000	291,498
3.80%, 10/1/2042	117,000	99,083
Series 133, 3.85%, 3/15/2052	330,000	268,458
4.00%, 3/1/2048	544,000	459,979
4.00%, 3/1/2049	326,000	272,282
4.35%, 11/15/2045	192,000	173,345
4.60%, 8/15/2043	159,000	148,627
4.70%, 1/15/2044	231,000	217,879
5.30%, 2/1/2053	310,000	317,899
5.65%, 6/1/2054	289,000	310,779
Series 103, 5.90%, 3/15/2036	224,000	246,393
6.45%, 1/15/2038	185,000	212,228
Connecticut Light & Power Co.:
4.00%, 4/1/2048	70,000	59,805
Series A, 4.15%, 6/1/2045	195,000	170,951
4.30%, 4/15/2044	235,000	212,567
5.25%, 1/15/2053	60,000	61,637
Consolidated Edison Co. of New York, Inc.:
Series C, 3.00%, 12/1/2060	270,000	174,471
3.20%, 12/1/2051	408,000	291,438
3.60%, 6/15/2061	262,000	195,819
3.70%, 11/15/2059	222,000	169,723
3.85%, 6/15/2046	431,000	355,131
Series 2017, 3.88%, 6/15/2047	183,000	150,327
3.95%, 3/1/2043	380,000	326,344
Series C, 4.00%, 11/15/2057	266,000	213,686
Series A, 4.13%, 5/15/2049	356,000	304,270

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 12-A, 4.20%, 3/15/2042	$231,000	$206,666
Series C, 4.30%, 12/1/2056	222,000	194,614
4.50%, 12/1/2045	322,000	295,136
4.50%, 5/15/2058	376,000	330,692
4.63%, 12/1/2054	366,000	338,967
Series E, 4.65%, 12/1/2048	478,000	441,266
Series 2005-A, 5.30%, 3/1/2035	98,000	102,278
Series 09-C, 5.50%, 12/1/2039	323,000	337,613
5.70%, 5/15/2054	430,000	465,987
Series 06-A, 5.85%, 3/15/2036	205,000	223,091
5.90%, 11/15/2053	393,000	435,106
6.15%, 11/15/2052	383,000	437,658
Series 2007-A, 6.30%, 8/15/2037	255,000	288,306
Series 08-B, 6.75%, 4/1/2038	276,000	324,940
Constellation Energy Generation LLC:
5.60%, 6/15/2042	80,000	82,762
5.75%, 10/1/2041	202,000	212,952
5.75%, 3/15/2054	466,000	493,126
6.25%, 10/1/2039	460,000	514,919
6.50%, 10/1/2053	490,000	566,856
Consumers Energy Co.:
3.75%, 2/15/2050	134,000	109,759
3.95%, 5/15/2043	111,000	96,170
3.95%, 7/15/2047	15,000	12,803
4.05%, 5/15/2048 (a)	220,000	190,531
4.20%, 9/1/2052	234,000	206,599
4.35%, 4/15/2049	359,000	324,536
Dayton Power & Light Co. 3.95%, 6/15/2049	277,000	218,528
Delmarva Power & Light Co. 4.15%, 5/15/2045	242,000	208,778
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	70,000	64,989
5.10%, 6/1/2065	303,000	297,528
5.45%, 2/1/2041	193,000	200,172
6.05%, 1/15/2038	151,000	167,095
6.25%, 10/15/2053	312,000	364,120
6.63%, 2/1/2032	36,000	40,507
Dominion Energy, Inc.:
Series C, 4.05%, 9/15/2042	241,000	201,204
Series A, 4.60%, 3/15/2049	8,000	7,050
4.70%, 12/1/2044	130,000	117,308
Series B, 4.85%, 8/15/2052	80,000	74,122
Series C, 4.90%, 8/1/2041	252,000	238,243
Series B, 5.95%, 6/15/2035	100,000	108,170
7.00%, 6/15/2038	200,000	234,600
DTE Electric Co.:
2.95%, 3/1/2050	10,000	7,071
Security Description	Principal Amount	Value
Series B, 3.25%, 4/1/2051	$35,000	$26,024
3.70%, 3/15/2045	174,000	144,580
3.70%, 6/1/2046	197,000	165,025
3.75%, 8/15/2047	354,000	288,545
3.95%, 3/1/2049	30,000	25,430
Series A, 4.00%, 4/1/2043	95,000	83,213
Series A, 4.05%, 5/15/2048	259,000	224,032
4.30%, 7/1/2044	134,000	121,668
5.40%, 4/1/2053 (a)	32,000	33,653
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	134,000	97,460
3.45%, 4/15/2051	70,000	52,657
3.55%, 3/15/2052	228,000	175,809
3.70%, 12/1/2047	350,000	280,812
3.75%, 6/1/2045	352,000	290,660
3.88%, 3/15/2046	374,000	310,887
3.95%, 3/15/2048	81,000	67,392
4.00%, 9/30/2042	357,000	311,797
4.25%, 12/15/2041	274,000	248,496
5.30%, 2/15/2040	225,000	234,416
5.35%, 1/15/2053	504,000	520,113
5.40%, 1/15/2054	498,000	518,732
6.00%, 1/15/2038	159,000	175,972
6.05%, 4/15/2038	273,000	304,463
6.10%, 6/1/2037	155,000	170,593
Duke Energy Corp.:
3.30%, 6/15/2041	35,000	27,596
3.50%, 6/15/2051	64,000	47,364
3.75%, 9/1/2046	475,000	376,765
3.95%, 8/15/2047	71,000	57,569
4.20%, 6/15/2049	354,000	296,089
4.80%, 12/15/2045	198,000	183,712
5.00%, 8/15/2052	184,000	174,202
5.80%, 6/15/2054	430,000	453,254
6.10%, 9/15/2053	384,000	421,432
Duke Energy Florida LLC:
3.00%, 12/15/2051	93,000	64,440
3.40%, 10/1/2046	374,000	288,017
3.85%, 11/15/2042	260,000	220,631
4.20%, 7/15/2048	276,000	237,200
5.65%, 4/1/2040	160,000	170,128
5.95%, 11/15/2052	348,000	385,257
6.20%, 11/15/2053	374,000	430,122
6.35%, 9/15/2037	263,000	297,656
6.40%, 6/15/2038	282,000	322,202
Duke Energy Indiana LLC:
2.75%, 4/1/2050	377,000	247,455
Series YYY, 3.25%, 10/1/2049	360,000	262,991
3.75%, 5/15/2046	145,000	117,479
Series WWW, 4.90%, 7/15/2043	218,000	211,879
5.40%, 4/1/2053	323,000	332,580
6.12%, 10/15/2035	80,000	88,051
6.35%, 8/15/2038	243,000	277,450

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.45%, 4/1/2039	$223,000	$255,852
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	270,000	215,738
4.30%, 2/1/2049	268,000	231,724
5.55%, 3/15/2054	273,000	285,301
5.65%, 4/1/2053	192,000	203,380
Duke Energy Progress LLC:
2.90%, 8/15/2051	45,000	30,672
3.60%, 9/15/2047	333,000	262,874
3.70%, 10/15/2046	340,000	273,418
4.00%, 4/1/2052	261,000	217,497
4.10%, 5/15/2042	234,000	205,620
4.10%, 3/15/2043	323,000	283,042
4.15%, 12/1/2044	332,000	291,682
4.20%, 8/15/2045	436,000	383,706
4.38%, 3/30/2044	232,000	210,552
5.35%, 3/15/2053	255,000	263,690
6.30%, 4/1/2038	169,000	190,784
El Paso Electric Co.:
5.00%, 12/1/2044	316,000	288,799
6.00%, 5/15/2035	99,000	104,404
Emera U.S. Finance LP 4.75%, 6/15/2046	708,000	631,012
Entergy Arkansas LLC:
2.65%, 6/15/2051	90,000	57,762
3.35%, 6/15/2052	195,000	143,044
4.20%, 4/1/2049	260,000	221,616
5.45%, 6/1/2034	50,000	53,040
5.75%, 6/1/2054	255,000	274,418
Entergy Corp. 3.75%, 6/15/2050	90,000	68,711
Entergy Louisiana LLC:
2.90%, 3/15/2051	317,000	211,461
3.10%, 6/15/2041	300,000	229,548
4.20%, 9/1/2048	522,000	448,602
4.20%, 4/1/2050	265,000	224,762
4.75%, 9/15/2052	299,000	276,716
5.15%, 9/15/2034	195,000	201,096
5.70%, 3/15/2054	303,000	323,077
Entergy Mississippi LLC:
3.50%, 6/1/2051	198,000	147,625
3.85%, 6/1/2049	301,000	240,824
5.85%, 6/1/2054	160,000	173,584
Entergy Texas, Inc.:
3.55%, 9/30/2049	193,000	146,823
4.50%, 3/30/2039	191,000	180,875
5.00%, 9/15/2052	190,000	183,445
5.55%, 9/15/2054	185,000	191,464
5.80%, 9/1/2053	183,000	195,576
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	188,000	135,603
3.45%, 4/15/2050	334,000	248,920
4.10%, 4/1/2043	262,000	226,292
4.13%, 3/1/2042	128,000	111,912
4.25%, 12/1/2045	244,000	213,510
Security Description	Principal Amount	Value
5.70%, 3/15/2053	$215,000	$227,111
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	190,000	159,454
4.20%, 6/15/2047	221,000	188,330
4.20%, 3/15/2048	53,000	45,118
Eversource Energy:
3.45%, 1/15/2050	83,000	61,898
5.95%, 7/15/2034 (a)	351,000	377,251
Exelon Corp.:
4.10%, 3/15/2052	16,000	13,221
4.45%, 4/15/2046	232,000	206,668
4.70%, 4/15/2050	327,000	300,307
4.95%, 6/15/2035	67,000	67,092
5.10%, 6/15/2045	322,000	314,968
5.60%, 3/15/2053	485,000	505,414
5.63%, 6/15/2035	223,000	236,668
FirstEnergy Corp.:
Series C, 3.40%, 3/1/2050	190,000	139,792
Series C, 4.85%, 7/15/2047	206,000	189,040
FirstEnergy Transmission LLC 5.00%, 1/15/2035 (b)	125,000	126,966
Florida Power & Light Co.:
2.88%, 12/4/2051	743,000	514,483
3.15%, 10/1/2049	366,000	268,871
3.70%, 12/1/2047	362,000	295,761
3.80%, 12/15/2042	434,000	371,426
3.95%, 3/1/2048	343,000	294,678
3.99%, 3/1/2049	552,000	472,396
4.05%, 6/1/2042	375,000	334,781
4.05%, 10/1/2044	316,000	279,815
4.13%, 2/1/2042	344,000	310,653
4.13%, 6/1/2048	291,000	254,156
5.25%, 2/1/2041	261,000	268,086
5.30%, 4/1/2053	392,000	410,001
5.60%, 6/15/2054	550,000	600,132
5.65%, 2/1/2037	215,000	232,211
5.69%, 3/1/2040	256,000	277,064
5.95%, 2/1/2038	285,000	315,105
5.96%, 4/1/2039	260,000	288,293
Georgia Power Co.:
Series B, 3.70%, 1/30/2050	345,000	274,510
4.30%, 3/15/2043	331,000	297,658
Series 2010-C, 4.75%, 9/1/2040	365,000	355,006
5.13%, 5/15/2052	475,000	476,553
Iberdrola International BV 6.75%, 7/15/2036	189,000	222,056
Idaho Power Co.:
Series K, 4.20%, 3/1/2048	230,000	194,936
Series MTN, 5.50%, 3/15/2053	201,000	207,963
Series MTN, 5.80%, 4/1/2054	178,000	190,731
Indiana Michigan Power Co.:
3.25%, 5/1/2051	232,000	166,149

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series L, 3.75%, 7/1/2047	$197,000	$155,979
4.25%, 8/15/2048	276,000	234,189
Series K, 4.55%, 3/15/2046	272,000	246,285
5.63%, 4/1/2053	250,000	264,947
Series H, 6.05%, 3/15/2037	206,000	225,284
Interstate Power & Light Co.:
3.50%, 9/30/2049 (a)	70,000	52,385
3.70%, 9/15/2046	242,000	192,487
5.45%, 9/30/2054	105,000	108,653
6.25%, 7/15/2039 (a)	167,000	185,654
ITC Holdings Corp. 5.30%, 7/1/2043	175,000	169,473
Jersey Central Power & Light Co. 6.15%, 6/1/2037	21,000	23,007
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	88,599	87,111
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054 (e)	500,000	505,140
Kentucky Utilities Co.:
3.30%, 6/1/2050	364,000	267,089
4.38%, 10/1/2045	435,000	388,425
5.13%, 11/1/2040	339,000	340,658
Louisville Gas & Electric Co. 4.25%, 4/1/2049	295,000	251,998
MidAmerican Energy Co.:
3.65%, 8/1/2048	13,000	10,464
4.25%, 7/15/2049	30,000	26,508
4.40%, 10/15/2044	180,000	163,832
4.80%, 9/15/2043	30,000	28,924
5.30%, 2/1/2055	310,000	320,751
Series MTN, 5.75%, 11/1/2035	51,000	55,715
Series MTN, 5.80%, 10/15/2036	110,000	120,389
5.85%, 9/15/2054	605,000	673,813
Mississippi Power Co.:
Series B, 3.10%, 7/30/2051	4,000	2,776
Series 12-A, 4.25%, 3/15/2042	325,000	286,864
National Grid USA 5.80%, 4/1/2035	101,000	106,019
National Rural Utilities Cooperative Finance Corp.:
4.30%, 3/15/2049	319,000	278,037
4.40%, 11/1/2048 (a)	165,000	144,545
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	213,000	147,779
Series GG, 5.90%, 5/1/2053	321,000	346,924
6.00%, 3/15/2054	293,000	324,219
Series N, 6.65%, 4/1/2036	67,000	75,957
Series R, 6.75%, 7/1/2037	136,000	158,486
Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc. 5.25%, 2/28/2053	$10,000	$10,039
Northern States Power Co.:
3.40%, 8/15/2042	142,000	116,184
3.60%, 9/15/2047	14,000	11,240
4.00%, 8/15/2045	190,000	163,639
4.13%, 5/15/2044	111,000	97,219
5.10%, 5/15/2053	463,000	467,838
5.35%, 11/1/2039	155,000	162,494
5.65%, 6/15/2054	335,000	362,637
6.20%, 7/1/2037	161,000	181,790
6.25%, 6/1/2036	161,000	183,088
NorthWestern Corp. 4.18%, 11/15/2044	251,000	215,998
NSTAR Electric Co.:
3.10%, 6/1/2051 (a)	30,000	21,146
4.40%, 3/1/2044	233,000	211,315
4.55%, 6/1/2052	212,000	194,896
4.95%, 9/15/2052	267,000	260,592
5.40%, 6/1/2034	80,000	84,503
5.50%, 3/15/2040	139,000	144,742
Oglethorpe Power Corp.:
3.75%, 8/1/2050	104,000	80,053
4.50%, 4/1/2047	250,000	219,410
5.05%, 10/1/2048	364,000	344,366
5.25%, 9/1/2050	196,000	188,274
5.38%, 11/1/2040	153,000	150,674
5.80%, 6/1/2054 (b)	150,000	157,843
5.95%, 11/1/2039	287,000	304,223
6.20%, 12/1/2053	210,000	229,704
Ohio Edison Co. 6.88%, 7/15/2036	65,000	75,886
Ohio Power Co.:
4.00%, 6/1/2049	253,000	207,404
4.15%, 4/1/2048	256,000	213,686
Oklahoma Gas & Electric Co.:
4.15%, 4/1/2047	196,000	166,190
5.60%, 4/1/2053	651,000	685,633
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051	100,000	64,647
3.10%, 9/15/2049	116,000	83,312
3.70%, 5/15/2050	340,000	269,535
3.75%, 4/1/2045	100,000	82,571
3.80%, 9/30/2047	196,000	161,098
4.10%, 11/15/2048	252,000	214,339
4.55%, 12/1/2041	65,000	60,785
4.60%, 6/1/2052	273,000	249,456
4.95%, 9/15/2052	465,000	453,635
5.25%, 9/30/2040	160,000	163,894
5.30%, 6/1/2042	204,000	208,494
5.35%, 10/1/2052	163,000	166,938
5.55%, 6/15/2054 (b)	495,000	526,586
7.50%, 9/1/2038	146,000	183,874

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	$379,000	$294,695
3.50%, 8/1/2050	638,000	462,001
3.75%, 8/15/2042	175,000	138,598
3.95%, 12/1/2047	375,000	295,646
4.00%, 12/1/2046	269,000	213,995
4.20%, 6/1/2041	288,000	243,959
4.25%, 3/15/2046	303,000	250,405
4.30%, 3/15/2045	351,000	294,208
4.45%, 4/15/2042	267,000	231,761
4.50%, 7/1/2040	787,000	708,788
4.60%, 6/15/2043	212,000	187,310
4.75%, 2/15/2044	311,000	278,146
4.95%, 7/1/2050	1,168,000	1,063,674
5.25%, 3/1/2052	276,000	261,397
5.90%, 10/1/2054	115,000	119,131
6.70%, 4/1/2053	407,000	465,404
6.75%, 1/15/2053	752,000	858,491
PacifiCorp:
2.90%, 6/15/2052	480,000	310,618
3.30%, 3/15/2051	343,000	242,319
4.10%, 2/1/2042	199,000	170,615
4.13%, 1/15/2049	316,000	262,144
4.15%, 2/15/2050	358,000	297,122
5.25%, 6/15/2035	139,000	142,241
5.35%, 12/1/2053	665,000	657,998
5.50%, 5/15/2054	517,000	519,430
5.75%, 4/1/2037	505,000	535,209
5.80%, 1/15/2055	613,000	643,429
6.00%, 1/15/2039	447,000	483,319
6.10%, 8/1/2036	181,000	197,196
6.25%, 10/15/2037	488,000	540,240
6.35%, 7/15/2038	359,000	396,749
7.70%, 11/15/2031	1,000	1,175
PECO Energy Co.:
3.05%, 3/15/2051	1,000	711
3.90%, 3/1/2048	48,000	40,228
4.15%, 10/1/2044	150,000	132,622
4.60%, 5/15/2052	263,000	244,169
5.25%, 9/15/2054	355,000	366,548
Potomac Electric Power Co.:
5.50%, 3/15/2054	196,000	206,878
6.50%, 11/15/2037	225,000	259,938
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	88,000	74,865
4.13%, 6/15/2044	134,000	119,196
4.15%, 10/1/2045 (a)	110,000	97,052
4.15%, 6/15/2048	72,000	63,078
4.75%, 7/15/2043	11,000	10,606
5.25%, 5/15/2053	130,000	134,508
6.25%, 5/15/2039	135,000	153,757
Progress Energy, Inc.:
6.00%, 12/1/2039	328,000	354,404
7.00%, 10/30/2031	22,000	25,054
7.75%, 3/1/2031	18,000	21,098
Security Description	Principal Amount	Value
Public Service Co. of Colorado:
Series 36, 2.70%, 1/15/2051	$253,000	$164,253
Series 34, 3.20%, 3/1/2050	318,000	227,946
3.60%, 9/15/2042	229,000	187,036
3.80%, 6/15/2047	257,000	205,394
4.05%, 9/15/2049	291,000	240,995
4.10%, 6/15/2048	245,000	206,199
4.30%, 3/15/2044	182,000	160,915
Series 39, 4.50%, 6/1/2052	240,000	215,045
5.25%, 4/1/2053	391,000	394,292
5.75%, 5/15/2054	338,000	366,186
Series 17, 6.25%, 9/1/2037	170,000	190,601
6.50%, 8/1/2038	138,000	158,816
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	85,000	66,725
5.15%, 1/15/2053	220,000	221,434
Public Service Electric & Gas Co.:
Series MTN, 3.15%, 1/1/2050	35,000	25,698
Series MTN, 3.20%, 8/1/2049	20,000	14,916
Series MTN, 3.60%, 12/1/2047	164,000	131,290
Series MTN, 3.65%, 9/1/2042	52,000	43,391
Series MTN, 3.80%, 3/1/2046	60,000	50,041
Series MTN, 3.85%, 5/1/2049	248,000	206,825
Series MTN, 3.95%, 5/1/2042	175,000	152,854
Series MTN, 4.05%, 5/1/2048	8,000	6,885
Series MTN, 4.15%, 11/1/2045	53,000	46,331
Series MTN, 5.13%, 3/15/2053	94,000	95,935
5.45%, 8/1/2053	317,000	336,093
Series MTN, 5.45%, 3/1/2054 (a)	824,000	874,594
Series MTN, 5.50%, 3/1/2040	125,000	132,075
Series MTN, 5.80%, 5/1/2037	56,000	61,353
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	97,000	64,497
3.25%, 9/15/2049	252,000	181,236
4.22%, 6/15/2048	312,000	266,694
4.30%, 5/20/2045	292,000	255,433
5.45%, 6/1/2053	228,000	236,064
5.64%, 4/15/2041	100,000	103,840
5.69%, 6/15/2054	185,000	198,705
5.76%, 10/1/2039	158,000	170,629

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.80%, 3/15/2040	$176,000	$185,333
6.27%, 3/15/2037	119,000	132,790
San Diego Gas & Electric Co.:
Series UUU, 3.32%, 4/15/2050	283,000	208,387
3.70%, 3/15/2052	312,000	245,316
Series RRR, 3.75%, 6/1/2047	301,000	245,119
4.10%, 6/15/2049	303,000	256,359
4.15%, 5/15/2048	334,000	285,964
4.50%, 8/15/2040	116,000	111,112
5.35%, 4/1/2053	450,000	462,519
5.55%, 4/15/2054	393,000	415,460
6.00%, 6/1/2039	150,000	167,877
Sempra 6.00%, 10/15/2039	343,000	366,880
Sierra Pacific Power Co. 5.90%, 3/15/2054	258,000	282,528
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	411	390
Southern California Edison Co.:
Series 20A, 2.95%, 2/1/2051	202,000	138,340
3.45%, 2/1/2052	345,000	256,652
Series C, 3.60%, 2/1/2045	302,000	237,946
3.65%, 2/1/2050	478,000	372,348
Series H, 3.65%, 6/1/2051	50,000	38,175
Series 2013-A, 3.90%, 3/15/2043	265,000	221,948
4.00%, 4/1/2047	759,000	635,017
4.05%, 3/15/2042	259,000	223,338
Series C, 4.13%, 3/1/2048	457,000	386,430
4.50%, 9/1/2040	301,000	280,863
4.65%, 10/1/2043	298,000	278,153
Series B, 4.88%, 3/1/2049	351,000	333,492
5.20%, 6/1/2034	83,000	86,115
Series 2005-E, 5.35%, 7/15/2035	122,000	127,346
Series E, 5.45%, 6/1/2052	238,000	243,279
5.50%, 3/15/2040	216,000	224,435
Series 2006-E, 5.55%, 1/15/2037	176,000	186,270
Series 2006-A, 5.63%, 2/1/2036	165,000	174,446
5.70%, 3/1/2053	215,000	226,862
5.75%, 4/15/2054	248,000	265,784
Series 2004-G, 5.75%, 4/1/2035	115,000	123,363
5.88%, 12/1/2053	295,000	319,925
Series 2008-A, 5.95%, 2/1/2038	242,000	264,748
6.05%, 3/15/2039	214,000	234,657
Southern Co.:
4.25%, 7/1/2036	200,000	190,054
4.40%, 7/1/2046	557,000	500,414
Security Description	Principal Amount	Value
4.85%, 3/15/2035	$500,000	$504,075
Southern Power Co.:
Series F, 4.95%, 12/15/2046	228,000	214,480
5.15%, 9/15/2041	165,000	162,739
5.25%, 7/15/2043	219,000	217,506
Southwestern Electric Power Co.:
3.25%, 11/1/2051	324,000	223,946
Series L, 3.85%, 2/1/2048	336,000	261,438
Series J, 3.90%, 4/1/2045	203,000	162,031
6.20%, 3/15/2040	204,000	222,089
Southwestern Public Service Co.:
Series 8, 3.15%, 5/1/2050	167,000	116,686
3.40%, 8/15/2046	230,000	171,249
3.70%, 8/15/2047	198,000	157,186
3.75%, 6/15/2049	186,000	146,282
Series 6, 4.40%, 11/15/2048	353,000	302,394
4.50%, 8/15/2041	366,000	333,708
6.00%, 6/1/2054	345,000	377,830
Tampa Electric Co.:
3.45%, 3/15/2051	175,000	131,344
3.63%, 6/15/2050	140,000	108,525
4.10%, 6/15/2042	70,000	61,684
4.30%, 6/15/2048	142,000	123,504
4.35%, 5/15/2044	211,000	188,147
4.45%, 6/15/2049	233,000	210,182
5.00%, 7/15/2052 (a)	225,000	218,727
Toledo Edison Co. 6.15%, 5/15/2037	239,000	266,855
Tucson Electric Power Co.:
3.25%, 5/1/2051	129,000	92,067
4.00%, 6/15/2050	221,000	179,403
4.85%, 12/1/2048 (a)	137,000	127,717
5.20%, 9/15/2034	120,000	122,814
5.50%, 4/15/2053	246,000	252,066
Union Electric Co.:
2.63%, 3/15/2051	8,000	5,182
3.25%, 10/1/2049	267,000	196,146
3.65%, 4/15/2045	297,000	239,513
3.90%, 9/15/2042	273,000	234,794
3.90%, 4/1/2052	25,000	20,618
4.00%, 4/1/2048	346,000	292,436
5.13%, 3/15/2055 (e)	205,000	206,628
5.25%, 1/15/2054	263,000	267,063
5.30%, 8/1/2037	69,000	72,753
5.45%, 3/15/2053	426,000	444,838
8.45%, 3/15/2039	195,000	261,561
Virginia Electric & Power Co.:
2.45%, 12/15/2050	167,000	103,151
2.95%, 11/15/2051	511,000	348,446
3.30%, 12/1/2049	340,000	248,700
Series B, 3.80%, 9/15/2047	307,000	248,793
4.00%, 1/15/2043	322,000	276,566

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series C, 4.00%, 11/15/2046	$355,000	$298,040
Series B, 4.20%, 5/15/2045	277,000	239,771
4.45%, 2/15/2044	310,000	282,280
4.60%, 12/1/2048	333,000	306,467
Series C, 4.63%, 5/15/2052	355,000	325,574
5.35%, 1/15/2054	273,000	279,759
5.45%, 4/1/2053	469,000	487,389
5.55%, 8/15/2054	250,000	262,917
5.70%, 8/15/2053	333,000	356,730
Series A, 6.00%, 5/15/2037	299,000	326,909
Series B, 6.00%, 1/15/2036	135,000	147,863
6.35%, 11/30/2037	226,000	254,047
8.88%, 11/15/2038	335,000	462,568
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	273,000	242,631
5.05%, 10/1/2054	75,000	74,552
5.70%, 12/1/2036	187,000	205,330
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	10,000	7,745
6.38%, 8/15/2037	207,000	231,619
Wisconsin Public Service Corp.:
2.85%, 12/1/2051	190,000	126,996
3.30%, 9/1/2049	20,000	14,752
3.67%, 12/1/2042	203,000	168,498
4.75%, 11/1/2044 (a)	64,000	61,321
Xcel Energy, Inc. 6.50%, 7/1/2036	142,000	157,167
		125,840,422
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	276,000	188,975
2.80%, 12/21/2051	362,000	248,509
5.25%, 11/15/2039	176,000	185,810
6.13%, 4/15/2039	62,000	69,798
		693,092
ELECTRONICS — 0.3%
Fortive Corp. 4.30%, 6/15/2046	182,000	159,981
Honeywell International, Inc.:
2.80%, 6/1/2050	30,000	21,297
3.81%, 11/21/2047	363,000	304,571
4.50%, 1/15/2034	130,000	131,078
5.00%, 3/1/2035	145,000	150,833
5.25%, 3/1/2054	906,000	944,759
5.35%, 3/1/2064	364,000	384,337
5.38%, 3/1/2041	294,000	310,752
5.70%, 3/15/2036	150,000	165,660
5.70%, 3/15/2037	169,000	185,988
Tyco Electronics Group SA 7.13%, 10/1/2037	91,000	110,436
		2,869,692
Security Description	Principal Amount	Value
ENTERTAINMENT — 0.5%
Warnermedia Holdings, Inc.:
5.05%, 3/15/2042	$1,994,000	$1,628,739
5.14%, 3/15/2052	2,837,000	2,187,185
5.39%, 3/15/2062	1,372,000	1,050,143
		4,866,067
ENVIRONMENTAL CONTROL — 0.2%
Nature Conservancy Series A, 3.96%, 3/1/2052	228,000	199,021
Republic Services, Inc.:
3.05%, 3/1/2050	10,000	7,206
5.20%, 11/15/2034	200,000	208,824
5.70%, 5/15/2041	222,000	235,429
6.20%, 3/1/2040	191,000	214,915
Waste Connections, Inc. 3.05%, 4/1/2050	5,000	3,546
Waste Management, Inc.:
2.50%, 11/15/2050	250,000	163,315
2.95%, 6/1/2041	235,000	183,326
4.10%, 3/1/2045	200,000	177,312
4.15%, 7/15/2049	319,000	283,620
		1,676,514
FOOD — 1.7%
Campbell Soup Co.:
3.13%, 4/24/2050	218,000	153,367
4.75%, 3/23/2035 (e)	625,000	624,850
4.80%, 3/15/2048	240,000	224,141
5.25%, 10/13/2054 (e)	225,000	226,028
Conagra Brands, Inc.:
5.30%, 11/1/2038	415,000	416,565
5.40%, 11/1/2048	520,000	513,906
General Mills, Inc.:
3.00%, 2/1/2051	17,000	11,744
4.15%, 2/15/2043	141,000	124,803
4.70%, 4/17/2048 (a)	236,000	220,112
5.40%, 6/15/2040	267,000	273,675
Hershey Co.:
2.65%, 6/1/2050	230,000	151,839
3.13%, 11/15/2049	252,000	184,426
3.38%, 8/15/2046	125,000	98,864
Hormel Foods Corp. 3.05%, 6/3/2051	225,000	160,972
Ingredion, Inc. 3.90%, 6/1/2050	101,000	80,247
J.M. Smucker Co.:
2.75%, 9/15/2041	35,000	24,851
3.55%, 3/15/2050	58,000	43,340
4.25%, 3/15/2035	225,000	215,593
4.38%, 3/15/2045	193,000	172,579
6.50%, 11/15/2043	395,000	446,089
6.50%, 11/15/2053 (a)	523,000	605,163

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL:
4.38%, 2/2/2052	$417,000	$330,764
6.50%, 12/1/2052	687,000	732,356
7.25%, 11/15/2053 (b)	514,000	597,330
Kellanova:
4.50%, 4/1/2046 (a)	248,000	225,938
5.75%, 5/16/2054	75,000	81,260
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	135,000	139,774
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	1,047,000	926,647
4.63%, 10/1/2039	237,000	226,330
4.88%, 10/1/2049	745,000	701,455
5.00%, 7/15/2035 (a)	142,000	146,266
5.00%, 6/4/2042	578,000	564,492
5.20%, 7/15/2045	804,000	792,800
5.50%, 6/1/2050	311,000	319,391
6.50%, 2/9/2040	202,000	228,890
6.88%, 1/26/2039	114,000	134,400
Kroger Co.:
3.88%, 10/15/2046	253,000	203,316
3.95%, 1/15/2050	160,000	129,051
4.45%, 2/1/2047	494,000	434,270
4.65%, 1/15/2048	385,000	348,248
5.00%, 9/15/2034	160,000	161,402
5.00%, 4/15/2042	212,000	205,897
5.15%, 8/1/2043 (a)	143,000	139,890
5.40%, 7/15/2040	258,000	261,517
5.40%, 1/15/2049	291,000	291,631
5.50%, 9/15/2054	460,000	462,778
5.65%, 9/15/2064	400,000	402,204
6.90%, 4/15/2038	103,000	120,709
McCormick & Co., Inc. 4.20%, 8/15/2047	135,000	120,764
Sysco Corp.:
3.15%, 12/14/2051	350,000	244,870
3.30%, 2/15/2050	123,000	90,117
4.45%, 3/15/2048	246,000	217,265
4.50%, 4/1/2046	210,000	187,091
4.85%, 10/1/2045	125,000	118,114
5.38%, 9/21/2035	138,000	144,289
6.60%, 4/1/2040	223,000	252,650
6.60%, 4/1/2050	508,000	595,610
Tyson Foods, Inc.:
4.55%, 6/2/2047	321,000	280,255
4.88%, 8/15/2034	107,000	106,550
5.10%, 9/28/2048	555,000	525,335
5.15%, 8/15/2044	317,000	303,743
		17,468,813
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	187,000	179,109
Security Description	Principal Amount	Value
Georgia-Pacific LLC:
7.75%, 11/15/2029	$85,000	$98,813
8.88%, 5/15/2031	26,000	32,525
International Paper Co.:
4.35%, 8/15/2048 (a)	315,000	274,308
4.40%, 8/15/2047	226,000	198,677
4.80%, 6/15/2044	283,000	267,208
5.15%, 5/15/2046	174,000	169,144
6.00%, 11/15/2041	197,000	214,866
7.30%, 11/15/2039	194,000	235,089
		1,669,739
GAS — 0.8%
Atmos Energy Corp.:
3.38%, 9/15/2049	326,000	246,945
4.13%, 10/15/2044	267,000	236,263
4.13%, 3/15/2049	324,000	277,765
4.15%, 1/15/2043	88,000	78,694
4.30%, 10/1/2048	234,000	206,933
5.00%, 12/15/2054 (e)	225,000	219,886
5.50%, 6/15/2041	101,000	106,011
5.75%, 10/15/2052	156,000	170,466
6.20%, 11/15/2053	346,000	399,035
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	187,000	155,707
5.85%, 1/15/2041	155,000	163,692
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	103,000	73,679
NiSource, Inc.:
3.95%, 3/30/2048	233,000	191,337
4.38%, 5/15/2047	369,000	324,296
4.80%, 2/15/2044	235,000	220,642
5.25%, 2/15/2043	156,000	155,484
5.65%, 2/1/2045	177,000	183,600
5.95%, 6/15/2041	117,000	124,562
ONE Gas, Inc.:
4.50%, 11/1/2048	158,000	140,642
4.66%, 2/1/2044	281,000	262,075
Piedmont Natural Gas Co., Inc.:
3.64%, 11/1/2046	91,000	70,146
4.65%, 8/1/2043	122,000	112,876
5.05%, 5/15/2052	159,000	153,039
5.10%, 2/15/2035	450,000	456,349
Southern California Gas Co.:
3.75%, 9/15/2042	344,000	287,027
Series WW, 3.95%, 2/15/2050	172,000	139,800
Series UU, 4.13%, 6/1/2048	142,000	120,562
Series VV, 4.30%, 1/15/2049	208,000	180,186
5.60%, 4/1/2054 (a)	328,000	347,772
5.75%, 6/1/2053	343,000	366,399

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.35%, 11/15/2052 (a)	$328,000	$379,207
Southern Co. Gas Capital Corp.:
Series 21A, 3.15%, 9/30/2051	60,000	41,474
3.95%, 10/1/2046	217,000	178,665
4.40%, 6/1/2043	136,000	121,736
4.40%, 5/30/2047	151,000	130,931
5.88%, 3/15/2041	183,000	196,388
Southwest Gas Corp.:
3.18%, 8/15/2051	150,000	100,515
3.80%, 9/29/2046	145,000	115,104
4.15%, 6/1/2049	144,000	116,266
Spire Missouri, Inc. 3.30%, 6/1/2051	148,000	106,804
Washington Gas Light Co.:
Series MTN, 3.65%, 9/15/2049	170,000	132,702
Series K, 3.80%, 9/15/2046	165,000	134,295
		7,925,957
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	296,000	213,348
4.10%, 3/1/2048	205,000	178,504
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050 (a)	387,000	243,554
4.85%, 11/15/2048	231,000	215,941
5.20%, 9/1/2040	183,000	183,668
		1,035,015
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
4.75%, 11/30/2036	383,000	392,625
4.75%, 4/15/2043 (a)	239,000	241,988
4.90%, 11/30/2046	1,543,000	1,571,978
5.30%, 5/27/2040	232,000	250,066
6.00%, 4/1/2039	219,000	252,695
6.15%, 11/30/2037	237,000	273,903
Baxter International, Inc.:
3.13%, 12/1/2051	562,000	382,924
3.50%, 8/15/2046	199,000	150,000
Boston Scientific Corp.:
4.55%, 3/1/2039	138,000	135,141
4.70%, 3/1/2049 (a)	245,000	233,617
6.50%, 11/15/2035	7,000	8,062
7.38%, 1/15/2040	231,000	286,590
Danaher Corp.:
2.60%, 10/1/2050	252,000	167,162
4.38%, 9/15/2045	184,000	171,137
DH Europe Finance II SARL:
3.25%, 11/15/2039	256,000	216,110
3.40%, 11/15/2049 (a)	548,000	425,928
GE HealthCare Technologies, Inc. 6.38%, 11/22/2052	373,000	436,018
Security Description	Principal Amount	Value
Koninklijke Philips NV:
5.00%, 3/15/2042	$190,000	$184,671
6.88%, 3/11/2038	291,000	336,021
Medtronic, Inc.:
4.00%, 4/1/2043	33,000	29,461
4.38%, 3/15/2035	696,000	691,664
4.63%, 3/15/2045 (a)	552,000	529,699
Revvity, Inc. 3.63%, 3/15/2051	234,000	174,988
Solventum Corp.:
5.90%, 4/30/2054 (a) (b)	618,000	641,311
6.00%, 5/15/2064 (b)	268,000	276,699
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	288,000	221,014
Stryker Corp.:
4.10%, 4/1/2043	301,000	264,389
4.38%, 5/15/2044	169,000	153,043
4.63%, 3/15/2046 (a)	218,000	205,482
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	495,000	377,437
4.10%, 8/15/2047 (a)	301,000	267,357
5.20%, 1/31/2034 (a)	75,000	79,148
5.30%, 2/1/2044	231,000	239,002
5.40%, 8/10/2043 (a)	238,000	253,184
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	154,000	137,265
5.75%, 11/30/2039	160,000	169,408
		10,827,187
HEALTH CARE SERVICES — 5.9%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	88,000	60,716
Adventist Health System 3.63%, 3/1/2049 (a)	214,000	160,408
Advocate Health & Hospitals Corp.:
Series 2020, 3.01%, 6/15/2050	243,000	176,693
3.39%, 10/15/2049	204,000	162,306
4.27%, 8/15/2048	276,000	250,376
Aetna, Inc.:
3.88%, 8/15/2047	540,000	421,778
4.13%, 11/15/2042	291,000	242,225
4.50%, 5/15/2042	178,000	158,212
4.75%, 3/15/2044	172,000	155,053
6.63%, 6/15/2036	214,000	242,165
6.75%, 12/15/2037	198,000	224,140
AHS Hospital Corp.:
Series 2021, 2.78%, 7/1/2051	125,000	85,821
5.02%, 7/1/2045	280,000	282,828
Allina Health System:
Series 2021, 2.90%, 11/15/2051	154,000	105,090

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2019, 3.89%, 4/15/2049	$239,000	$198,427
Ascension Health:
Series B, 3.11%, 11/15/2039	111,000	92,268
3.95%, 11/15/2046	597,000	521,038
4.85%, 11/15/2053	293,000	294,808
Banner Health:
2.91%, 1/1/2042	227,000	175,031
2.91%, 1/1/2051	78,000	55,658
Series 2020, 3.18%, 1/1/2050	65,000	48,628
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	143,000	91,832
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	330,000	255,427
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	426,000	361,201
Baylor Scott & White Holdings:
Series 2021, 2.84%, 11/15/2050	417,000	292,930
3.97%, 11/15/2046	226,000	197,138
4.19%, 11/15/2045	218,000	197,055
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	188,000	127,013
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	124,000	90,780
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	241,000	178,060
Children's Health System of Texas 2.51%, 8/15/2050 (a)	135,000	88,461
Children's Hospital Series 2020, 2.93%, 7/15/2050	233,000	161,373
Children's Hospital Corp.:
Series 2020, 2.59%, 2/1/2050	143,000	96,095
Series 2017, 4.12%, 1/1/2047	146,000	131,090
Children's Hospital Medical Center Series 2014-T, 4.27%, 5/15/2044	236,000	218,394
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	90,000	61,997
Security Description	Principal Amount	Value
City of Hope:
Series 2018, 4.38%, 8/15/2048	$244,000	$209,430
Series 2013, 5.62%, 11/15/2043	201,000	205,838
Cleveland Clinic Foundation 4.86%, 1/1/2114	237,000	227,902
CommonSpirit Health:
AGM, 3.82%, 10/1/2049 (f)	255,000	207,430
3.91%, 10/1/2050	287,000	230,165
4.19%, 10/1/2049	339,000	288,621
4.35%, 11/1/2042	277,000	248,538
5.32%, 12/1/2034	238,000	245,656
5.55%, 12/1/2054	302,000	312,793
6.46%, 11/1/2052	225,000	261,461
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	226,000	160,083
Corewell Health Obligated Group Series 19A, 3.49%, 7/15/2049	218,000	172,061
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	359,000	274,797
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	251,000	206,676
Dignity Health:
4.50%, 11/1/2042	229,000	207,735
5.27%, 11/1/2064 (a)	251,000	247,350
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047 (a)	341,000	292,254
Elevance Health, Inc.:
3.13%, 5/15/2050	174,000	123,232
3.60%, 3/15/2051	316,000	243,051
3.70%, 9/15/2049	20,000	15,735
4.38%, 12/1/2047	478,000	422,911
4.55%, 3/1/2048	389,000	350,228
4.55%, 5/15/2052	253,000	225,615
4.63%, 5/15/2042	344,000	322,421
4.65%, 1/15/2043	384,000	361,198
4.65%, 8/15/2044	327,000	305,869
5.10%, 1/15/2044	309,000	305,243
5.13%, 2/15/2053 (a)	491,000	481,421
5.65%, 6/15/2054	535,000	564,826
5.85%, 1/15/2036	95,000	102,850
5.95%, 12/15/2034	105,000	114,836
6.10%, 10/15/2052	445,000	493,719
6.38%, 6/15/2037	100,000	113,268
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049 (a)	232,000	187,602

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Fred Hutchinson Cancer Center Series 2022, 4.97%, 1/1/2052	$80,000	$80,761
Hackensack Meridian Health, Inc.:
Series 2020, 2.68%, 9/1/2041	220,000	163,117
Series 2020, 2.88%, 9/1/2050	196,000	137,102
4.21%, 7/1/2048 (a)	210,000	188,070
4.50%, 7/1/2057	227,000	208,969
Hartford HealthCare Corp. 3.45%, 7/1/2054	165,000	124,461
HCA, Inc.:
3.50%, 7/15/2051	80,000	57,593
4.38%, 3/15/2042	204,000	178,371
4.63%, 3/15/2052	1,075,000	932,777
5.13%, 6/15/2039	344,000	338,627
5.25%, 6/15/2049	1,079,000	1,025,579
5.45%, 9/15/2034	85,000	87,474
5.50%, 6/15/2047	729,000	723,948
5.90%, 6/1/2053	566,000	590,615
5.95%, 9/15/2054	625,000	656,238
6.00%, 4/1/2054	789,000	834,099
6.10%, 4/1/2064	443,000	465,806
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	185,000	153,308
Humana, Inc.:
3.95%, 8/15/2049	153,000	121,029
4.63%, 12/1/2042	168,000	150,533
4.80%, 3/15/2047	249,000	224,957
4.95%, 10/1/2044	253,000	234,888
5.50%, 3/15/2053	434,000	428,132
5.75%, 4/15/2054	487,000	498,108
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	270,000	233,423
Inova Health System Foundation 4.07%, 5/15/2052 (a)	180,000	158,517
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	231,000	182,444
Iowa Health System Series 2020, 3.67%, 2/15/2050	86,000	69,052
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	279,000	239,044
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	320,000	246,970
Series 2021, 3.00%, 6/1/2051	773,000	554,233
Security Description	Principal Amount	Value
Series 2019, 3.27%, 11/1/2049	$626,000	$476,593
4.15%, 5/1/2047	835,000	748,962
4.88%, 4/1/2042	361,000	361,390
Laboratory Corp. of America Holdings:
4.70%, 2/1/2045	257,000	236,090
4.80%, 10/1/2034	750,000	740,752
Mass General Brigham, Inc.:
Series 2020, 3.19%, 7/1/2049	214,000	161,200
Series 2020, 3.34%, 7/1/2060	264,000	191,783
Series 2017, 3.77%, 7/1/2048	232,000	194,648
Series 2015, 4.12%, 7/1/2055	147,000	127,523
Mayo Clinic:
Series 2021, 3.20%, 11/15/2061	302,000	218,267
Series 2012-B, 3.77%, 11/15/2043	59,000	51,007
Series 2013, 4.00%, 11/15/2047	242,000	211,699
Series 2016, 4.13%, 11/15/2052	25,000	22,036
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	322,000	295,561
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	217,000	168,854
Memorial Health Services 3.45%, 11/1/2049	271,000	214,502
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	188,000	136,219
4.13%, 7/1/2052	70,000	61,891
Series 2015, 4.20%, 7/1/2055	365,000	326,164
5.00%, 7/1/2042	190,000	192,331
Methodist Hospital Series 20A, 2.71%, 12/1/2050	323,000	220,460
Montefiore Obligated Group:
4.29%, 9/1/2050	90,000	67,747
Series 18-C, 5.25%, 11/1/2048	206,000	172,770
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	77,000	62,572
Mount Sinai Hospital:
Series 2020, 3.39%, 7/1/2050	244,000	153,064
Series 2019, 3.74%, 7/1/2049	280,000	192,069

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2017, 3.98%, 7/1/2048	$117,000	$87,067
MultiCare Health System 2.80%, 8/15/2050	245,000	155,869
MyMichigan Health Series 2020, 3.41%, 6/1/2050	239,000	179,848
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052 (a)	154,000	151,009
New York & Presbyterian Hospital:
2.26%, 8/1/2040	127,000	91,319
2.61%, 8/1/2060	190,000	117,110
Series 2019, 3.95%, 8/1/2119	123,000	96,420
4.02%, 8/1/2045	329,000	293,695
4.06%, 8/1/2056	283,000	245,112
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	119,000	95,195
3.98%, 11/1/2046 (a)	75,000	62,274
4.26%, 11/1/2047	523,000	452,149
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	215,000	146,733
Novant Health, Inc.:
2.64%, 11/1/2036	170,000	137,312
3.17%, 11/1/2051	292,000	210,620
3.32%, 11/1/2061	215,000	151,450
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050	120,000	79,724
NYU Langone Hospitals:
Series 2020, 3.38%, 7/1/2055	255,000	190,192
4.37%, 7/1/2047	196,000	181,378
4.78%, 7/1/2044	192,000	188,160
Series 13-A, 5.75%, 7/1/2043	226,000	247,497
OhioHealth Corp.:
2.83%, 11/15/2041 (a)	170,000	129,535
Series 2020, 3.04%, 11/15/2050	126,000	93,394
Orlando Health Obligated Group:
3.33%, 10/1/2050	171,000	130,360
4.09%, 10/1/2048 (a)	144,000	125,352
PeaceHealth Obligated Group:
Series 2020, 3.22%, 11/15/2050	89,000	62,895
Series 2018, 4.79%, 11/15/2048	246,000	229,014
Security Description	Principal Amount	Value
Piedmont Healthcare, Inc.:
Series 2042, 2.72%, 1/1/2042	$241,000	$179,938
2.86%, 1/1/2052	200,000	137,942
Presbyterian Healthcare Services 4.88%, 8/1/2052 (a)	224,000	223,306
Providence St. Joseph Health Obligated Group:
Series 21A, 2.70%, 10/1/2051	341,000	216,763
Series I, 3.74%, 10/1/2047	140,000	113,359
Series A, 3.93%, 10/1/2048	249,000	203,074
Queen's Health Systems 4.81%, 7/1/2052	164,000	162,814
Quest Diagnostics, Inc.:
4.70%, 3/30/2045	130,000	122,199
5.00%, 12/15/2034	525,000	531,631
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	166,000	124,027
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	162,000	109,964
Sentara Health Series 2021, 2.93%, 11/1/2051	227,000	160,257
Sharp HealthCare Series 20B, 2.68%, 8/1/2050 (a)	144,000	97,379
Stanford Health Care:
3.03%, 8/15/2051	245,000	177,431
Series 2018, 3.80%, 11/15/2048	251,000	212,293
Summa Health AGM, 3.51%, 11/15/2051 (f)	38,000	29,678
Sutter Health:
Series 20A, 3.16%, 8/15/2040	167,000	134,742
Series 20A, 3.36%, 8/15/2050	308,000	235,565
Series 2018, 4.09%, 8/15/2048	211,000	183,313
5.55%, 8/15/2053	255,000	276,907
Texas Health Resources:
2.33%, 11/15/2050 (a)	147,000	91,790
4.33%, 11/15/2055	229,000	209,114
Toledo Hospital AGM, 5.75%, 11/15/2038 (f)	113,000	115,283
Trinity Health Corp.:
Series 2021, 2.63%, 12/1/2040	252,000	189,620
Series 2019, 3.43%, 12/1/2048	146,000	117,777
4.13%, 12/1/2045	196,000	174,701

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	$94,000	$93,818
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	351,000	268,634
3.05%, 5/15/2041	549,000	433,243
3.13%, 5/15/2060	365,000	248,941
3.25%, 5/15/2051	90,000	66,599
3.50%, 8/15/2039	372,000	320,363
3.70%, 8/15/2049	499,000	401,261
3.75%, 10/15/2047	281,000	230,693
3.88%, 8/15/2059	524,653	416,716
3.95%, 10/15/2042	196,000	172,108
4.20%, 1/15/2047	249,000	220,437
4.25%, 3/15/2043	189,000	174,910
4.25%, 4/15/2047	294,000	259,870
4.25%, 6/15/2048	696,000	614,672
4.38%, 3/15/2042	213,000	199,274
4.45%, 12/15/2048	368,000	334,104
4.63%, 7/15/2035	206,000	208,144
4.63%, 11/15/2041	251,000	242,278
4.75%, 7/15/2045	769,000	746,553
4.75%, 5/15/2052	925,000	881,192
4.95%, 5/15/2062	421,000	406,728
5.00%, 4/15/2034	922,000	951,596
5.05%, 4/15/2053	922,000	915,223
5.20%, 4/15/2063	633,000	632,816
5.38%, 4/15/2054	798,000	828,172
5.50%, 7/15/2044	2,124,000	2,246,937
5.50%, 4/15/2064	636,000	664,811
5.63%, 7/15/2054	1,310,000	1,404,634
5.70%, 10/15/2040	149,000	159,996
5.75%, 7/15/2064	970,000	1,047,125
5.80%, 3/15/2036	236,000	259,999
5.88%, 2/15/2053	776,000	858,543
5.95%, 2/15/2041	132,000	145,593
6.05%, 2/15/2063	804,000	908,062
6.50%, 6/15/2037	193,000	223,897
6.63%, 11/15/2037	105,000	123,571
6.88%, 2/15/2038	294,000	355,993
Universal Health Services, Inc. 5.05%, 10/15/2034	525,000	515,382
UPMC 5.38%, 5/15/2043	253,000	261,506
WakeMed Series A, 3.29%, 10/1/2052	125,000	96,120
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050 (a)	194,000	135,596
Willis-Knighton Medical Center:
Series 2021, 3.07%, 3/1/2051	128,000	88,292
Series 2018, 4.81%, 9/1/2048	149,000	137,816
Security Description	Principal Amount	Value
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	$2,000	$1,281
		60,454,778
HOME BUILDERS — 0.0% (g)
DR Horton, Inc. 5.00%, 10/15/2034	145,000	146,829
MDC Holdings, Inc. 6.00%, 1/15/2043	116,000	123,373
PulteGroup, Inc.:
6.00%, 2/15/2035	27,000	29,044
7.88%, 6/15/2032	110,000	131,440
		430,686
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051 (a)	389,000	262,750
Whirlpool Corp.:
4.50%, 6/1/2046	225,000	190,480
4.60%, 5/15/2050	214,000	179,009
		632,239
HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047 (a)	14,000	12,084
Series MTN, 4.00%, 8/15/2045	46,000	41,829
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	353,000	257,408
4.15%, 3/15/2047	153,000	133,495
4.38%, 6/15/2045	149,000	135,569
5.15%, 5/15/2053 (a)	283,000	293,975
6.00%, 5/15/2037	121,000	135,747
Kenvue, Inc. 5.20%, 3/22/2063	424,000	434,770
Procter & Gamble Co.:
3.55%, 3/25/2040	224,000	201,112
5.55%, 3/5/2037	190,000	212,536
5.80%, 8/15/2034	70,000	78,961
		1,937,486
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	188,000	157,063
5.00%, 6/15/2052 (a)	138,000	135,487
Kimberly-Clark Corp.:
2.88%, 2/7/2050	12,000	8,626
3.20%, 7/30/2046	363,000	279,488
3.90%, 5/4/2047	300,000	256,008
5.30%, 3/1/2041	218,000	228,359
6.63%, 8/1/2037	81,000	97,188
		1,162,219

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 3.8%
Aflac, Inc.:
4.00%, 10/15/2046	$206,000	$174,356
4.75%, 1/15/2049	220,000	206,914
Alleghany Corp.:
3.25%, 8/15/2051	208,000	150,933
4.90%, 9/15/2044	180,000	176,659
Allstate Corp.:
3.85%, 8/10/2049 (a)	86,000	70,449
4.20%, 12/15/2046	359,000	314,032
4.50%, 6/15/2043	304,000	280,090
5.55%, 5/9/2035	103,000	109,844
5.95%, 4/1/2036	148,000	163,336
3 mo. USD Term SOFR + 2.12%, 6.50%, 5/15/2067 (c)	155,000	163,477
American Financial Group, Inc. 4.50%, 6/15/2047	230,000	204,205
American International Group, Inc.:
4.38%, 6/30/2050	391,000	350,262
4.50%, 7/16/2044	290,000	265,298
4.75%, 4/1/2048	438,000	415,097
4.80%, 7/10/2045	415,000	396,458
6.25%, 5/1/2036	159,000	177,256
Aon Corp. 6.25%, 9/30/2040	114,000	125,430
Aon Corp./Aon Global Holdings PLC:
2.90%, 8/23/2051	40,000	26,512
3.90%, 2/28/2052	287,000	229,411
Aon Global Ltd.:
4.45%, 5/24/2043	51,000	44,501
4.60%, 6/14/2044	224,000	205,112
4.75%, 5/15/2045	162,000	151,648
Aon North America, Inc. 5.75%, 3/1/2054	854,000	904,053
Arch Capital Finance LLC 5.03%, 12/15/2046	159,000	152,699
Arch Capital Group Ltd. 3.64%, 6/30/2050	338,000	262,501
Arch Capital Group U.S., Inc. 5.14%, 11/1/2043	237,000	231,528
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	145,000	96,174
3.50%, 5/20/2051	325,000	240,627
5.45%, 7/15/2034	43,000	44,800
5.75%, 3/2/2053	149,000	155,151
5.75%, 7/15/2054	176,000	183,466
6.75%, 2/15/2054	358,000	421,438
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	157,000	115,073
Athene Holding Ltd.:
3.45%, 5/15/2052	171,000	117,036
3.95%, 5/25/2051	327,000	251,178
Security Description	Principal Amount	Value
6.25%, 4/1/2054	$451,000	$479,706
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	787,000	552,395
3.85%, 3/15/2052	1,151,000	971,214
4.20%, 8/15/2048	1,038,000	954,119
4.25%, 1/15/2049	757,000	701,966
4.30%, 5/15/2043	241,000	229,201
4.40%, 5/15/2042	218,000	213,923
5.75%, 1/15/2040	235,422	267,642
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	325,000	324,694
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	222,000	153,699
4.70%, 6/22/2047 (a)	417,000	343,433
Brown & Brown, Inc. 4.95%, 3/17/2052	221,000	202,202
Chubb Corp.:
6.00%, 5/11/2037	140,000	156,685
Series 1, 6.50%, 5/15/2038	281,000	329,686
Chubb INA Holdings LLC:
3.05%, 12/15/2061	70,000	47,752
4.15%, 3/13/2043	300,000	269,685
4.35%, 11/3/2045	479,000	441,916
6.70%, 5/15/2036 (a)	191,000	224,593
Cincinnati Financial Corp. 6.13%, 11/1/2034	40,000	43,441
Corebridge Financial, Inc.:
4.35%, 4/5/2042	186,000	164,515
4.40%, 4/5/2052	528,000	451,609
Equitable Holdings, Inc. 5.00%, 4/20/2048	482,000	460,951
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	41,000	27,409
3.50%, 10/15/2050	426,000	309,800
4.87%, 6/1/2044	280,000	260,246
Fairfax Financial Holdings Ltd.:
6.10%, 3/15/2055 (b)	340,000	354,178
6.35%, 3/22/2054 (b)	396,000	423,764
Fidelity National Financial, Inc. 3.20%, 9/17/2051 (a)	185,000	123,806
Globe Life, Inc. 5.85%, 9/15/2034 (a)	75,000	77,480
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	119,000	80,443
3.60%, 8/19/2049	241,000	188,554
4.30%, 4/15/2043	259,000	232,007
4.40%, 3/15/2048	164,000	146,490
5.95%, 10/15/2036	130,000	141,505
6.10%, 10/1/2041	173,000	188,824
Jackson Financial, Inc. 4.00%, 11/23/2051	228,000	166,686
Lincoln National Corp.:
4.35%, 3/1/2048	209,000	171,487

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 6/15/2050	$164,000	$133,852
6.30%, 10/9/2037	165,000	180,195
7.00%, 6/15/2040 (a)	215,000	247,413
Loews Corp.:
4.13%, 5/15/2043	223,000	197,072
6.00%, 2/1/2035	112,000	123,861
Manulife Financial Corp. 5.38%, 3/4/2046	353,000	365,927
Markel Group, Inc.:
3.45%, 5/7/2052	236,000	167,291
4.15%, 9/17/2050	161,000	130,906
4.30%, 11/1/2047	142,000	119,442
5.00%, 4/5/2046	193,000	179,556
5.00%, 5/20/2049	251,000	235,415
6.00%, 5/16/2054	306,000	325,299
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	160,000	107,766
4.20%, 3/1/2048	390,000	341,242
4.35%, 1/30/2047	294,000	263,177
4.75%, 3/15/2039	166,000	163,980
4.90%, 3/15/2049	684,000	655,785
5.45%, 3/15/2053	265,000	275,717
5.45%, 3/15/2054	210,000	217,755
5.70%, 9/15/2053 (a)	388,000	416,937
6.25%, 11/1/2052	200,000	232,794
MetLife, Inc.:
4.05%, 3/1/2045	560,000	488,824
4.13%, 8/13/2042	519,434	464,499
4.60%, 5/13/2046	535,000	506,559
4.72%, 12/15/2044	212,000	201,076
4.88%, 11/13/2043	421,000	413,649
5.00%, 7/15/2052	590,000	583,380
5.25%, 1/15/2054 (a)	490,000	505,033
5.30%, 12/15/2034	285,000	299,327
5.70%, 6/15/2035	289,000	314,883
5.88%, 2/6/2041	314,000	342,477
6.38%, 6/15/2034	104,000	117,893
6.40%, 12/15/2066	162,000	171,662
10.75%, 8/1/2069	93,000	133,059
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	133,000	136,155
Old Republic International Corp. 3.85%, 6/11/2051	223,000	169,197
Principal Financial Group, Inc.:
4.30%, 11/15/2046	163,000	144,398
4.35%, 5/15/2043 (a)	170,000	153,059
4.63%, 9/15/2042	136,000	127,454
5.50%, 3/15/2053	122,000	125,062
6.05%, 10/15/2036	175,000	192,657
Progressive Corp.:
3.70%, 1/26/2045	155,000	128,583
3.70%, 3/15/2052	288,000	231,780
3.95%, 3/26/2050	189,000	159,306
Security Description	Principal Amount	Value
4.13%, 4/15/2047	$301,000	$265,581
4.20%, 3/15/2048	223,000	197,159
4.35%, 4/25/2044	144,000	131,462
Prudential Financial, Inc.:
Series MTN, 3.00%, 3/10/2040	151,000	119,717
Series MTN, 3.70%, 3/13/2051	635,700	502,928
3.91%, 12/7/2047	605,000	502,797
3.94%, 12/7/2049	419,000	346,199
Series MTN, 4.35%, 2/25/2050	386,000	342,633
Series MTN, 4.42%, 3/27/2048	192,000	170,748
Series MTN, 4.60%, 5/15/2044	307,000	290,284
Series MTN, 5.70%, 12/14/2036	258,000	281,243
Series MTN, 5.75%, 7/15/2033	97,000	107,053
Series MTN, 6.63%, 12/1/2037	27,000	31,466
Series MTN, 6.63%, 6/21/2040 (a)	220,000	253,376
Reinsurance Group of America, Inc. 5.75%, 9/15/2034	190,000	200,209
Selective Insurance Group, Inc. 5.38%, 3/1/2049	58,000	57,440
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	104,000	136,683
Travelers Cos., Inc.:
2.55%, 4/27/2050	28,000	18,205
3.05%, 6/8/2051	71,000	51,152
3.75%, 5/15/2046	342,000	283,272
4.00%, 5/30/2047	260,000	224,960
4.05%, 3/7/2048	232,000	200,397
4.10%, 3/4/2049	149,000	129,313
4.30%, 8/25/2045	301,000	272,784
4.60%, 8/1/2043	388,000	368,429
5.35%, 11/1/2040	165,000	173,143
5.45%, 5/25/2053	458,000	488,700
Series MTN, 6.25%, 6/15/2037	204,000	232,846
6.75%, 6/20/2036	61,000	71,991
Unum Group:
4.13%, 6/15/2051	274,000	216,438
4.50%, 12/15/2049	196,000	166,959
5.75%, 8/15/2042	222,000	226,911
6.00%, 6/15/2054	135,000	140,578
W.R. Berkley Corp.:
3.55%, 3/30/2052	94,000	70,070
4.00%, 5/12/2050	141,000	115,289
4.75%, 8/1/2044	145,000	135,487
Willis North America, Inc.:
3.88%, 9/15/2049	211,000	165,529

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.05%, 9/15/2048	$123,000	$115,314
5.90%, 3/5/2054	413,000	432,349
XL Group Ltd. 5.25%, 12/15/2043	238,000	235,284
		38,118,442
INTERNET — 1.7%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041 (a)	409,000	302,824
3.15%, 2/9/2051 (a)	763,000	546,071
3.25%, 2/9/2061 (a)	418,000	288,307
4.00%, 12/6/2037	399,000	367,802
4.20%, 12/6/2047 (a)	818,000	713,198
4.40%, 12/6/2057 (a)	426,000	376,367
4.50%, 11/28/2034	116,000	114,042
Alphabet, Inc.:
1.90%, 8/15/2040	379,000	270,462
2.05%, 8/15/2050 (a)	39,000	24,286
Amazon.com, Inc.:
2.50%, 6/3/2050	1,342,000	886,955
3.10%, 5/12/2051	1,592,000	1,182,665
3.25%, 5/12/2061	1,000,000	724,100
3.88%, 8/22/2037	872,000	821,276
3.95%, 4/13/2052 (a)	1,276,000	1,110,975
4.05%, 8/22/2047	1,681,000	1,510,580
4.10%, 4/13/2062	683,000	589,081
4.25%, 8/22/2057	1,198,000	1,082,824
4.95%, 12/5/2044	120,000	124,603
eBay, Inc.:
3.65%, 5/10/2051	422,000	324,425
4.00%, 7/15/2042	294,000	250,903
JD.com, Inc. 4.13%, 1/14/2050	204,000	174,092
Meta Platforms, Inc.:
4.45%, 8/15/2052	1,186,000	1,093,788
4.65%, 8/15/2062	665,000	618,250
5.40%, 8/15/2054	730,000	764,419
5.55%, 8/15/2064	620,000	657,281
5.60%, 5/15/2053	1,067,000	1,156,852
5.75%, 5/15/2063	886,000	969,142
Netflix, Inc. 5.40%, 8/15/2054	155,000	163,756
Uber Technologies, Inc. 5.35%, 9/15/2054	250,000	247,975
		17,457,301
IRON/STEEL — 0.3%
ArcelorMittal SA:
6.35%, 6/17/2054 (a)	250,000	260,983
6.75%, 3/1/2041	207,000	227,317
7.00%, 10/15/2039	274,000	311,086
Nucor Corp.:
2.98%, 12/15/2055	224,000	147,150
3.85%, 4/1/2052	258,000	209,274
4.40%, 5/1/2048	196,000	175,910
5.20%, 8/1/2043 (a)	171,000	174,170
Security Description	Principal Amount	Value
6.40%, 12/1/2037	$221,000	$254,077
Steel Dynamics, Inc.:
3.25%, 10/15/2050	199,000	139,947
5.38%, 8/15/2034 (a)	165,000	170,221
Vale Overseas Ltd.:
6.40%, 6/28/2054	160,000	168,210
6.88%, 11/21/2036	369,000	411,361
6.88%, 11/10/2039	612,000	678,677
Vale SA 5.63%, 9/11/2042	203,000	207,945
		3,536,328
IT SERVICES — 0.2%
Apple, Inc. 4.85%, 5/10/2053 (a)	301,000	310,283
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	404,000	318,174
3.45%, 12/15/2051 (a)	443,000	324,621
Hewlett Packard Enterprise Co.:
5.00%, 10/15/2034	285,000	282,210
5.60%, 10/15/2054	200,000	196,306
IBM International Capital Pte. Ltd.:
5.25%, 2/5/2044	423,000	430,847
5.30%, 2/5/2054	538,000	544,047
		2,406,488
LEISURE TIME — 0.0% (g)
Brunswick Corp. 5.10%, 4/1/2052 (a)	239,000	200,282
Harley-Davidson, Inc. 4.63%, 7/28/2045 (a)	225,000	194,958
		395,240
LODGING — 0.0% (g)
Choice Hotels International, Inc. 5.85%, 8/1/2034	149,000	153,479
Las Vegas Sands Corp. 6.20%, 8/15/2034	75,000	78,493
Marriott International, Inc.:
Series II, 2.75%, 10/15/2033	98,000	83,746
5.35%, 3/15/2035	200,000	204,882
		520,600
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	270,000	252,590
Caterpillar, Inc.:
3.25%, 9/19/2049	602,000	461,144
3.25%, 4/9/2050 (a)	627,000	480,251
3.80%, 8/15/2042	631,000	553,911
4.30%, 5/15/2044	158,000	148,085
4.75%, 5/15/2064	236,000	224,323
5.20%, 5/27/2041	290,000	303,166

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 9/15/2035	$148,000	$159,769
6.05%, 8/15/2036	155,000	177,556
		2,760,795
MACHINERY-DIVERSIFIED — 0.2%
Deere & Co.:
2.88%, 9/7/2049	121,000	87,529
3.75%, 4/15/2050	222,000	188,880
3.90%, 6/9/2042 (a)	486,000	435,325
Dover Corp.:
5.38%, 10/15/2035	100,000	106,365
5.38%, 3/1/2041	238,000	244,297
Ingersoll Rand, Inc. 5.70%, 6/15/2054 (a)	323,000	344,331
Otis Worldwide Corp.:
3.11%, 2/15/2040	279,000	224,174
3.36%, 2/15/2050 (a)	263,000	198,959
Rockwell Automation, Inc.:
2.80%, 8/15/2061	283,000	176,787
4.20%, 3/1/2049 (a)	266,000	236,354
Xylem, Inc. 4.38%, 11/1/2046	177,000	158,488
		2,401,489
MEDIA — 4.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	792,300	556,092
3.50%, 3/1/2042	807,000	560,833
3.70%, 4/1/2051	1,048,000	667,985
3.85%, 4/1/2061	1,004,000	615,201
3.90%, 6/1/2052	808,000	529,393
3.95%, 6/30/2062	809,000	501,167
4.40%, 12/1/2061	763,000	518,924
4.80%, 3/1/2050	1,654,000	1,262,746
5.13%, 7/1/2049	682,000	547,196
5.25%, 4/1/2053	320,000	261,242
5.38%, 4/1/2038	481,000	439,692
5.38%, 5/1/2047	1,163,000	973,931
5.50%, 4/1/2063	220,000	178,636
5.75%, 4/1/2048	1,155,000	1,006,398
6.38%, 10/23/2035	607,000	619,656
6.48%, 10/23/2045	1,484,000	1,429,745
6.55%, 6/1/2034	125,000	129,849
6.83%, 10/23/2055	294,000	293,244
Comcast Corp.:
2.45%, 8/15/2052 (a)	716,000	435,564
2.65%, 8/15/2062	490,000	290,237
2.80%, 1/15/2051	902,000	598,414
2.89%, 11/1/2051	1,932,000	1,296,894
2.94%, 11/1/2056	2,498,000	1,631,893
2.99%, 11/1/2063	1,966,000	1,245,874
3.25%, 11/1/2039	230,000	187,903
3.40%, 7/15/2046	715,000	553,388
Security Description	Principal Amount	Value
3.45%, 2/1/2050	$963,000	$727,527
3.75%, 4/1/2040	120,000	103,810
3.90%, 3/1/2038	190,000	171,559
3.97%, 11/1/2047	1,002,000	836,981
4.00%, 8/15/2047	389,000	327,262
4.00%, 3/1/2048	511,000	428,289
4.00%, 11/1/2049	1,058,000	883,007
4.05%, 11/1/2052	547,000	454,716
4.60%, 10/15/2038	100,000	97,232
4.60%, 8/15/2045	342,000	318,149
4.65%, 7/15/2042	381,000	359,043
4.70%, 10/15/2048 (a)	993,000	939,646
4.75%, 3/1/2044	238,000	225,867
4.95%, 10/15/2058	515,000	494,364
5.30%, 6/1/2034 (a)	150,000	157,833
5.35%, 5/15/2053	886,000	906,148
5.50%, 5/15/2064	774,000	799,132
5.65%, 6/15/2035	162,000	174,190
5.65%, 6/1/2054	619,000	660,170
6.40%, 5/15/2038	53,000	59,368
6.45%, 3/15/2037	219,000	251,079
6.50%, 11/15/2035	107,000	122,742
6.55%, 7/1/2039	148,000	171,070
6.95%, 8/15/2037	163,000	193,769
Discovery Communications LLC:
4.00%, 9/15/2055	305,000	204,890
4.65%, 5/15/2050	243,000	181,419
5.00%, 9/20/2037	300,000	260,397
5.20%, 9/20/2047	300,000	243,876
6.35%, 6/1/2040	347,000	331,624
Fox Corp.:
5.48%, 1/25/2039	576,000	581,316
5.58%, 1/25/2049	773,000	760,702
Grupo Televisa SAB:
5.00%, 5/13/2045	433,000	353,228
5.25%, 5/24/2049	60,000	51,430
6.13%, 1/31/2046 (a)	372,000	357,600
6.63%, 1/15/2040	335,000	332,347
8.50%, 3/11/2032	17,000	19,697
NBCUniversal Media LLC:
4.45%, 1/15/2043	400,000	367,492
5.95%, 4/1/2041	195,000	212,605
6.40%, 4/30/2040	214,000	242,533
Paramount Global:
4.38%, 3/15/2043	718,000	531,686
4.60%, 1/15/2045	238,000	176,444
4.85%, 7/1/2042	306,000	243,252
4.90%, 8/15/2044	356,000	274,373
4.95%, 5/19/2050	419,000	322,077
5.25%, 4/1/2044	290,000	231,954
5.50%, 5/15/2033	113,000	105,396
5.85%, 9/1/2043	627,000	546,230
5.90%, 10/15/2040	157,000	140,030
6.88%, 4/30/2036	158,000	159,811

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Thomson Reuters Corp.:
5.50%, 8/15/2035	$143,000	$150,450
5.65%, 11/23/2043	127,000	130,995
5.85%, 4/15/2040	201,000	214,746
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	112,000	128,563
Time Warner Cable LLC:
4.50%, 9/15/2042	670,000	513,548
5.50%, 9/1/2041	771,500	670,140
5.88%, 11/15/2040	549,000	497,141
6.55%, 5/1/2037	500,000	495,235
6.75%, 6/15/2039	768,000	768,054
7.30%, 7/1/2038	491,000	518,869
TWDC Enterprises 18 Corp.:
Series MTN, 3.00%, 7/30/2046	408,000	296,718
Series MTN, 3.70%, 12/1/2042	19,000	16,057
Series E, 4.13%, 12/1/2041	316,000	283,667
Series GMTN, 4.13%, 6/1/2044	583,000	515,150
4.38%, 8/16/2041	286,000	264,659
Walt Disney Co.:
2.75%, 9/1/2049 (a)	231,000	157,239
3.50%, 5/13/2040	646,000	549,998
3.60%, 1/13/2051	720,000	575,294
3.80%, 5/13/2060	809,000	643,333
4.63%, 3/23/2040 (a)	207,000	204,653
4.70%, 3/23/2050 (a)	708,000	687,277
4.75%, 9/15/2044	361,000	347,990
4.75%, 11/15/2046	357,000	341,888
4.95%, 10/15/2045	359,000	352,703
5.40%, 10/1/2043	410,000	429,893
6.15%, 3/1/2037	209,000	235,196
6.15%, 2/15/2041	338,000	382,545
6.20%, 12/15/2034	108,000	122,872
6.65%, 11/15/2037	354,000	418,187
7.75%, 12/1/2045	228,000	305,483
		45,646,002
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	268,000	233,334
4.38%, 6/15/2045	277,000	255,350
Valmont Industries, Inc.:
5.00%, 10/1/2044	287,000	273,310
5.25%, 10/1/2054	170,000	162,738
		924,732
MINING — 1.0%
Barrick Gold Corp. 6.45%, 10/15/2035	115,000	130,542
Barrick North America Finance LLC:
5.70%, 5/30/2041	458,000	483,117
Security Description	Principal Amount	Value
5.75%, 5/1/2043	$259,000	$275,045
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/2039	464,000	499,839
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	447,000	404,043
5.00%, 9/30/2043	1,071,000	1,071,139
5.50%, 9/8/2053	343,000	365,658
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	128,000	132,566
5.45%, 3/15/2043	884,000	887,333
Newmont Corp.:
4.88%, 3/15/2042 (a)	336,000	332,180
5.45%, 6/9/2044	254,000	262,064
5.88%, 4/1/2035	99,000	107,997
6.25%, 10/1/2039	289,000	328,154
Newmont Corp./Newcrest Finance Pty. Ltd.:
4.20%, 5/13/2050	31,000	27,533
5.75%, 11/15/2041	355,000	378,022
Rio Tinto Finance USA Ltd.:
2.75%, 11/2/2051	591,000	399,079
5.20%, 11/2/2040	510,000	528,294
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	400,000	360,020
4.75%, 3/22/2042	163,000	159,960
5.13%, 3/9/2053	603,000	611,991
Southern Copper Corp.:
5.25%, 11/8/2042	424,000	413,268
5.88%, 4/23/2045	768,000	803,343
6.75%, 4/16/2040	530,000	604,921
7.50%, 7/27/2035	121,000	143,770
		9,709,878
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co.:
Series MTN, 3.13%, 9/19/2046 (a)	334,000	248,860
3.25%, 8/26/2049 (a)	445,000	333,136
Series MTN, 3.63%, 10/15/2047	141,000	112,345
3.70%, 4/15/2050	316,000	256,700
Series MTN, 3.88%, 6/15/2044	94,000	79,648
Series MTN, 4.00%, 9/14/2048	508,000	449,920
Series MTN, 5.70%, 3/15/2037	173,000	192,393
Eaton Corp.:
3.92%, 9/15/2047	312,000	266,117
4.15%, 11/2/2042	408,000	373,736
4.70%, 8/23/2052	279,000	269,352
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	40,000	39,105

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
General Electric Co.:
4.35%, 5/1/2050 (a)	$245,000	$222,355
4.50%, 3/11/2044	310,000	291,099
Series MTN, 5.88%, 1/14/2038	292,000	320,280
Series GMTN, 6.88%, 1/10/2039	184,000	221,221
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	481,000	423,727
4.88%, 9/15/2041	164,000	164,571
Parker-Hannifin Corp.:
4.00%, 6/14/2049	483,000	411,048
4.10%, 3/1/2047 (b)	47,000	40,654
Series MTN, 4.45%, 11/21/2044	197,000	179,873
Series MTN, 6.25%, 5/15/2038	199,000	225,300
Trane Technologies Financing Ltd.:
4.50%, 3/21/2049	133,000	122,367
4.65%, 11/1/2044 (a)	191,000	180,489
Trane Technologies Global Holding Co. Ltd. 4.30%, 2/21/2048	146,000	129,134
		5,553,430
OIL & GAS — 4.6%
Apache Corp.:
4.75%, 4/15/2043	216,000	178,397
5.10%, 9/1/2040	543,000	482,363
5.25%, 2/1/2042	304,000	271,098
5.35%, 7/1/2049	195,000	168,494
6.00%, 1/15/2037	150,000	155,910
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	100,000	65,747
2.94%, 6/4/2051	1,186,000	805,389
3.00%, 2/24/2050	872,000	604,418
3.00%, 3/17/2052 (a)	566,000	388,174
3.06%, 6/17/2041	315,000	244,613
3.38%, 2/8/2061	1,080,000	760,320
5.23%, 11/17/2034	510,000	530,986
Burlington Resources LLC 5.95%, 10/15/2036	5,000	5,478
Canadian Natural Resources Ltd.:
Series GMTN, 4.95%, 6/1/2047	461,000	423,968
5.85%, 2/1/2035	116,000	121,299
6.25%, 3/15/2038	386,000	414,865
6.50%, 2/15/2037	130,000	141,656
6.75%, 2/1/2039	131,000	146,531
Cenovus Energy, Inc.:
3.75%, 2/15/2052 (a)	495,000	364,597
5.25%, 6/15/2037	134,000	132,045
5.40%, 6/15/2047	1,850,000	1,790,892
Security Description	Principal Amount	Value
6.75%, 11/15/2039	$220,000	$248,140
Chevron USA, Inc.:
5.25%, 11/15/2043	176,000	184,114
6.00%, 3/1/2041	134,000	150,313
ConocoPhillips:
5.90%, 5/15/2038	147,000	161,318
6.50%, 2/1/2039	518,000	598,057
ConocoPhillips Co.:
3.76%, 3/15/2042	218,000	185,590
4.03%, 3/15/2062	991,000	800,114
4.30%, 11/15/2044 (a)	275,000	244,687
5.30%, 5/15/2053	621,000	627,539
5.55%, 3/15/2054	590,000	616,998
5.70%, 9/15/2063	489,000	523,245
5.95%, 3/15/2046	72,000	78,987
Continental Resources, Inc. 4.90%, 6/1/2044	411,000	350,899
Devon Energy Corp.:
4.75%, 5/15/2042	302,000	267,034
5.20%, 9/15/2034	450,000	448,114
5.60%, 7/15/2041	544,000	533,506
5.75%, 9/15/2054	590,000	573,616
7.95%, 4/15/2032	112,000	131,599
Diamondback Energy, Inc.:
4.40%, 3/24/2051	80,000	66,586
5.75%, 4/18/2054	808,000	814,068
5.90%, 4/18/2064	576,000	582,134
6.25%, 3/15/2053	408,000	437,747
EOG Resources, Inc. 3.90%, 4/1/2035	127,000	119,026
Exxon Mobil Corp.:
3.00%, 8/16/2039	164,000	134,596
3.10%, 8/16/2049	819,000	602,563
3.45%, 4/15/2051	1,427,000	1,106,681
3.57%, 3/6/2045 (a)	30,000	24,857
4.11%, 3/1/2046	1,262,000	1,124,757
4.33%, 3/19/2050	1,350,000	1,222,479
Helmerich & Payne, Inc. 5.50%, 12/1/2034 (b)	1,700,000	1,656,021
Hess Corp.:
5.60%, 2/15/2041	457,000	475,362
5.80%, 4/1/2047	229,000	241,648
6.00%, 1/15/2040	225,000	242,683
Marathon Oil Corp.:
5.20%, 6/1/2045	87,000	85,626
6.60%, 10/1/2037	303,000	346,387
Marathon Petroleum Corp.:
4.50%, 4/1/2048	202,000	171,159
4.75%, 9/15/2044	384,000	342,313
5.00%, 9/15/2054	308,000	273,646
6.50%, 3/1/2041	557,000	606,534
Occidental Petroleum Corp.:
4.20%, 3/15/2048	217,000	169,965
4.40%, 4/15/2046	322,000	262,945
6.05%, 10/1/2054	555,000	563,686

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.20%, 3/15/2040	$477,000	$494,740
6.45%, 9/15/2036	508,000	548,503
6.60%, 3/15/2046	558,000	599,828
7.95%, 6/15/2039	230,000	276,644
Ovintiv, Inc.:
6.50%, 2/1/2038	175,000	187,227
6.63%, 8/15/2037	150,000	161,426
7.10%, 7/15/2053	368,000	414,261
Phillips 66 Co.:
4.65%, 11/15/2034	110,000	107,408
4.68%, 2/15/2045	143,000	129,069
4.88%, 11/15/2044	180,000	167,780
4.90%, 10/1/2046	202,000	186,060
4.95%, 3/15/2035	800,000	791,352
5.50%, 3/15/2055	800,000	784,352
5.65%, 6/15/2054	365,000	368,143
5.88%, 5/1/2042	433,000	458,131
Shell International Finance BV:
3.00%, 11/26/2051	497,000	347,299
3.13%, 11/7/2049	594,000	428,179
3.25%, 4/6/2050	926,000	683,860
3.63%, 8/21/2042 (a)	319,000	267,482
3.75%, 9/12/2046	592,000	484,576
4.00%, 5/10/2046	1,114,000	955,300
4.13%, 5/11/2035	443,000	429,737
4.38%, 5/11/2045	1,231,000	1,118,043
4.55%, 8/12/2043	524,000	494,556
5.50%, 3/25/2040	330,000	351,334
6.38%, 12/15/2038	1,423,000	1,653,213
Suncor Energy, Inc.:
4.00%, 11/15/2047	495,000	393,669
5.95%, 12/1/2034	71,000	76,493
6.50%, 6/15/2038 (a)	517,000	578,368
6.80%, 5/15/2038	371,000	423,938
6.85%, 6/1/2039	435,000	493,481
TotalEnergies Capital International SA:
2.99%, 6/29/2041	202,000	156,730
3.39%, 6/29/2060	488,000	349,291
3.46%, 7/12/2049	283,000	217,256
TotalEnergies Capital SA:
5.28%, 9/10/2054	850,000	851,929
5.43%, 9/10/2064	600,000	603,516
5.49%, 4/5/2054	803,000	830,238
5.64%, 4/5/2064	636,000	664,060
Valero Energy Corp.:
3.65%, 12/1/2051 (a)	522,000	380,204
4.00%, 6/1/2052	366,000	283,749
4.90%, 3/15/2045	30,000	28,049
6.63%, 6/15/2037	413,000	461,887
Woodside Finance Ltd. 5.70%, 9/12/2054	500,000	497,175
		46,773,115
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	$394,000	$393,508
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	746,000	632,026
Halliburton Co.:
4.50%, 11/15/2041	319,000	292,405
4.75%, 8/1/2043	30,000	27,995
4.85%, 11/15/2035	252,000	251,617
5.00%, 11/15/2045 (a)	765,000	734,370
6.70%, 9/15/2038	230,000	264,663
7.45%, 9/15/2039	409,000	504,747
NOV, Inc. 3.95%, 12/1/2042	451,000	357,377
Schlumberger Investment SA 5.00%, 6/1/2034	115,000	118,107
		3,576,815
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	160,000	132,664
Smurfit Kappa Treasury ULC 5.78%, 4/3/2054 (a) (b)	439,000	469,857
Sonoco Products Co. 5.75%, 11/1/2040	296,000	307,541
		910,062
PHARMACEUTICALS — 7.8%
AbbVie, Inc.:
4.05%, 11/21/2039	1,130,000	1,043,770
4.25%, 11/21/2049	2,605,000	2,331,162
4.30%, 5/14/2036	280,000	272,398
4.40%, 11/6/2042	856,000	807,080
4.45%, 5/14/2046	971,000	906,147
4.50%, 5/14/2035	524,000	522,197
4.55%, 3/15/2035	501,000	501,185
4.63%, 10/1/2042	188,000	180,192
4.70%, 5/14/2045	570,000	551,076
4.75%, 3/15/2045	333,000	324,042
4.85%, 6/15/2044	425,000	419,764
4.88%, 11/14/2048	900,000	885,366
5.35%, 3/15/2044	1,576,000	1,663,074
5.40%, 3/15/2054	1,411,000	1,496,309
5.50%, 3/15/2064	848,000	905,062
AstraZeneca PLC:
2.13%, 8/6/2050	30,000	18,125
3.00%, 5/28/2051	30,000	21,861
4.00%, 9/18/2042	515,000	462,640
4.38%, 11/16/2045	505,000	471,741
4.38%, 8/17/2048	388,000	360,960
6.45%, 9/15/2037	886,000	1,036,080
Becton Dickinson & Co.:
3.79%, 5/20/2050	186,000	150,720
4.67%, 6/6/2047	334,000	310,236
4.69%, 12/15/2044 (a)	546,000	510,057

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	$279,000	$199,767
2.55%, 11/13/2050	120,000	76,433
3.25%, 8/1/2042	217,000	172,515
3.55%, 3/15/2042	461,000	385,852
3.70%, 3/15/2052	851,000	675,217
3.90%, 3/15/2062	512,000	407,132
4.13%, 6/15/2039	772,000	714,911
4.25%, 10/26/2049	1,593,000	1,398,957
4.35%, 11/15/2047	538,000	481,370
4.50%, 3/1/2044	230,000	213,493
4.55%, 2/20/2048	515,000	474,428
4.63%, 5/15/2044	316,000	301,470
5.00%, 8/15/2045 (a)	295,000	295,186
5.50%, 2/22/2044	333,000	352,720
5.55%, 2/22/2054	1,249,000	1,324,465
5.65%, 2/22/2064	867,000	918,925
6.25%, 11/15/2053	663,000	767,747
6.40%, 11/15/2063	593,000	697,243
Cardinal Health, Inc.:
4.37%, 6/15/2047	220,000	190,681
4.50%, 11/15/2044	211,000	188,242
4.60%, 3/15/2043	159,000	144,424
4.90%, 9/15/2045	213,000	199,310
Cencora, Inc.:
4.25%, 3/1/2045	222,000	196,312
4.30%, 12/15/2047 (a)	103,000	91,117
Cigna Group:
3.20%, 3/15/2040	204,000	161,087
3.40%, 3/15/2050	428,000	314,379
3.40%, 3/15/2051	622,000	454,271
3.88%, 10/15/2047	563,000	455,005
4.80%, 8/15/2038	671,000	652,984
4.80%, 7/15/2046	531,000	496,820
4.90%, 12/15/2048	1,428,000	1,344,462
5.60%, 2/15/2054	793,000	819,383
6.13%, 11/15/2041	141,000	154,996
CVS Health Corp.:
2.70%, 8/21/2040	548,000	389,157
4.13%, 4/1/2040	474,000	405,758
4.25%, 4/1/2050	340,000	275,043
4.78%, 3/25/2038	2,720,000	2,568,306
4.88%, 7/20/2035	143,000	140,004
5.05%, 3/25/2048	3,171,000	2,893,569
5.13%, 7/20/2045	1,667,000	1,553,711
5.30%, 12/5/2043	485,000	467,734
5.63%, 2/21/2053	623,000	614,695
5.88%, 6/1/2053 (a)	686,000	697,614
6.00%, 6/1/2044	660,000	682,744
6.00%, 6/1/2063	426,000	435,146
6.05%, 6/1/2054	550,000	572,968
6.13%, 9/15/2039	248,000	261,382
Eli Lilly & Co.:
2.50%, 9/15/2060 (a)	10,000	6,056
3.70%, 3/1/2045	253,000	216,522
Security Description	Principal Amount	Value
3.95%, 5/15/2047	$189,000	$166,936
3.95%, 3/15/2049	54,000	46,958
4.15%, 3/15/2059	449,000	393,733
4.88%, 2/27/2053	595,000	594,714
4.95%, 2/27/2063	576,000	574,353
5.00%, 2/9/2054	603,000	613,004
5.05%, 8/14/2054	365,000	373,643
5.10%, 2/9/2064	837,000	854,652
5.20%, 8/14/2064	455,000	469,897
5.55%, 3/15/2037	38,000	41,938
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	154,000	140,793
5.38%, 4/15/2034 (a)	112,000	120,683
6.38%, 5/15/2038	954,000	1,109,225
Johnson & Johnson:
2.10%, 9/1/2040	521,000	377,730
2.25%, 9/1/2050 (a)	391,000	253,106
2.45%, 9/1/2060 (a)	518,000	324,092
3.40%, 1/15/2038	391,000	350,668
3.50%, 1/15/2048	413,000	343,694
3.55%, 3/1/2036	343,000	320,537
3.63%, 3/3/2037	260,000	241,400
3.70%, 3/1/2046	889,000	775,092
3.75%, 3/3/2047	409,000	355,409
4.50%, 9/1/2040	264,000	265,542
4.50%, 12/5/2043 (a)	272,000	272,870
4.85%, 5/15/2041	225,000	233,235
4.95%, 6/1/2034	130,000	137,812
5.25%, 6/1/2054	482,000	521,987
5.85%, 7/15/2038	289,000	330,888
5.95%, 8/15/2037	376,000	434,167
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	124,000	114,505
5.90%, 11/1/2039	252,000	275,018
Merck & Co., Inc.:
2.35%, 6/24/2040	257,000	188,188
2.75%, 12/10/2051	1,023,000	691,374
2.90%, 12/10/2061	841,000	541,385
3.60%, 9/15/2042	322,000	271,527
3.70%, 2/10/2045	783,000	659,865
3.90%, 3/7/2039	302,000	276,104
4.00%, 3/7/2049	847,000	734,205
4.15%, 5/18/2043	60,000	54,787
4.90%, 5/17/2044	263,000	264,389
5.00%, 5/17/2053	791,000	796,940
5.15%, 5/17/2063	556,000	567,415
6.55%, 9/15/2037	228,000	269,172
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	207,000	229,056
Mylan, Inc.:
5.20%, 4/15/2048	506,000	437,574
5.40%, 11/29/2043	245,000	225,897
Novartis Capital Corp.:
3.70%, 9/21/2042	93,000	81,136
4.00%, 11/20/2045	582,000	521,751

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 5/6/2044	$481,000	$457,835
4.70%, 9/18/2054	390,000	382,181
Pfizer Investment Enterprises Pte. Ltd.:
5.11%, 5/19/2043	1,452,000	1,476,132
5.30%, 5/19/2053	2,810,000	2,906,102
5.34%, 5/19/2063	1,872,000	1,920,766
Pfizer, Inc.:
2.55%, 5/28/2040	379,000	283,477
2.70%, 5/28/2050	90,000	62,333
3.90%, 3/15/2039	238,000	217,058
4.00%, 12/15/2036 (a)	227,000	216,224
4.00%, 3/15/2049	556,000	482,286
4.10%, 9/15/2038	207,000	194,278
4.13%, 12/15/2046	682,000	604,095
4.20%, 9/15/2048	567,000	503,683
4.30%, 6/15/2043	331,000	306,066
4.40%, 5/15/2044	25,000	23,775
5.60%, 9/15/2040	293,000	314,591
7.20%, 3/15/2039	1,067,000	1,333,761
Takeda Pharmaceutical Co. Ltd.:
3.03%, 7/9/2040	483,000	375,528
3.18%, 7/9/2050	690,000	494,992
3.38%, 7/9/2060	450,000	314,928
5.65%, 7/5/2044	270,000	283,854
5.65%, 7/5/2054	420,000	440,320
5.80%, 7/5/2064	330,000	346,305
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	537,000	470,407
Viatris, Inc.:
3.85%, 6/22/2040	722,000	562,250
4.00%, 6/22/2050	979,000	702,374
Wyeth LLC:
5.95%, 4/1/2037	748,000	828,350
6.00%, 2/15/2036	175,000	195,844
Zoetis, Inc.:
3.00%, 5/15/2050	143,000	100,831
3.95%, 9/12/2047	194,000	162,985
4.45%, 8/20/2048	30,000	27,141
4.70%, 2/1/2043	385,000	366,967
		79,649,722
PIPELINES — 4.9%
Boardwalk Pipelines LP 5.63%, 8/1/2034	157,000	161,960
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	113,000	92,880
Cheniere Energy Partners LP 5.75%, 8/15/2034 (b)	250,000	260,730
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	192,000	197,875
DCP Midstream Operating LP 5.60%, 4/1/2044	412,000	410,208
Security Description	Principal Amount	Value
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044	$138,000	$124,381
4.80%, 11/1/2043	210,000	195,084
Enbridge Energy Partners LP:
5.50%, 9/15/2040	171,000	171,946
7.38%, 10/15/2045	404,000	489,696
Series B, 7.50%, 4/15/2038	183,000	221,066
Enbridge, Inc.:
2.50%, 8/1/2033	121,000	101,525
4.50%, 6/10/2044	145,000	128,485
5.50%, 12/1/2046 (a)	5,000	5,090
5.95%, 4/5/2054	523,000	553,862
6.70%, 11/15/2053	649,000	752,840
Energy Transfer LP:
4.95%, 1/15/2043	224,000	205,269
5.00%, 5/15/2044	219,000	200,764
5.00%, 5/15/2050	972,000	878,153
5.15%, 2/1/2043	164,000	153,548
5.15%, 3/15/2045	561,000	522,902
5.30%, 4/1/2044	382,000	366,773
5.30%, 4/15/2047	554,000	521,613
5.35%, 5/15/2045	473,000	450,457
5.40%, 10/1/2047	687,000	654,155
5.95%, 10/1/2043	224,000	228,644
5.95%, 5/15/2054	877,000	897,627
6.00%, 6/15/2048	579,000	592,282
6.05%, 6/1/2041	292,000	301,826
6.05%, 9/1/2054	670,000	693,128
6.10%, 2/15/2042	154,000	159,931
6.13%, 12/15/2045	549,000	572,118
6.25%, 4/15/2049	871,835	917,327
6.50%, 2/1/2042	580,000	633,140
6.63%, 10/15/2036	116,000	128,679
7.50%, 7/1/2038	133,000	158,696
EnLink Midstream LLC 5.65%, 9/1/2034	190,000	196,355
EnLink Midstream Partners LP:
5.05%, 4/1/2045 (a)	184,000	164,921
5.45%, 6/1/2047	360,000	340,283
5.60%, 4/1/2044	213,000	203,556
Enterprise Products Operating LLC:
3.20%, 2/15/2052	412,000	292,001
3.70%, 1/31/2051	404,000	314,870
3.95%, 1/31/2060	567,000	444,176
4.20%, 1/31/2050	723,000	616,524
4.25%, 2/15/2048	673,000	581,196
4.45%, 2/15/2043	297,000	270,127
4.80%, 2/1/2049	663,000	619,991
4.85%, 8/15/2042	359,433	344,538
4.85%, 3/15/2044	545,000	519,347
4.90%, 5/15/2046	501,000	478,716
4.95%, 2/15/2035	280,000	284,217
4.95%, 10/15/2054	234,000	222,731

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 2/15/2045	$595,000	$586,331
5.55%, 2/16/2055	480,000	495,902
5.70%, 2/15/2042	290,000	305,176
5.95%, 2/1/2041	394,000	426,741
6.13%, 10/15/2039	283,000	312,639
6.45%, 9/1/2040	276,000	311,905
Series H, 6.65%, 10/15/2034	98,000	111,637
7.55%, 4/15/2038	191,000	236,848
Kinder Morgan Energy Partners LP:
4.70%, 11/1/2042	388,000	345,448
5.00%, 8/15/2042	376,000	349,364
5.00%, 3/1/2043	270,000	248,389
5.40%, 9/1/2044	243,000	235,090
5.50%, 3/1/2044	398,000	391,007
5.63%, 9/1/2041	117,000	116,357
5.80%, 3/15/2035	106,000	111,472
6.38%, 3/1/2041	288,000	307,860
6.50%, 2/1/2037	132,000	144,293
6.50%, 9/1/2039	233,000	255,450
6.55%, 9/15/2040	144,000	156,496
Series MTN, 6.95%, 1/15/2038	479,000	544,427
7.50%, 11/15/2040	157,000	186,323
Kinder Morgan, Inc.:
3.60%, 2/15/2051	296,000	214,390
5.05%, 2/15/2046	487,000	450,081
5.20%, 3/1/2048	304,000	284,289
5.45%, 8/1/2052	426,000	414,285
5.55%, 6/1/2045	872,000	860,847
5.95%, 8/1/2054	420,000	436,027
MPLX LP:
4.70%, 4/15/2048	782,000	682,240
4.90%, 4/15/2058 (a)	208,000	182,890
4.95%, 3/14/2052	800,000	718,000
5.20%, 3/1/2047	538,000	510,180
5.20%, 12/1/2047	411,000	385,855
5.50%, 2/15/2049	688,000	669,190
5.65%, 3/1/2053	221,000	219,681
ONEOK Partners LP:
6.13%, 2/1/2041	214,000	223,996
6.20%, 9/15/2043	168,000	176,686
6.65%, 10/1/2036	99,000	110,210
6.85%, 10/15/2037	118,000	133,369
ONEOK, Inc.:
3.95%, 3/1/2050	412,000	316,354
4.20%, 10/3/2047	132,000	105,790
4.25%, 9/15/2046	250,000	205,687
4.45%, 9/1/2049	217,000	181,264
4.50%, 3/15/2050	199,000	166,002
4.85%, 2/1/2049	376,000	334,234
4.95%, 7/13/2047	361,000	326,622
5.05%, 11/1/2034	500,000	497,720
5.20%, 7/15/2048	416,000	388,178
Security Description	Principal Amount	Value
5.70%, 11/1/2054	$500,000	$497,400
5.85%, 11/1/2064	500,000	496,695
6.00%, 6/15/2035	113,000	120,632
6.63%, 9/1/2053	826,000	916,777
7.15%, 1/15/2051	236,000	272,943
Plains All American Pipeline LP/PAA Finance Corp.:
4.30%, 1/31/2043	237,000	200,557
4.70%, 6/15/2044	484,000	429,894
4.90%, 2/15/2045	434,000	391,529
5.15%, 6/1/2042	203,000	191,488
6.65%, 1/15/2037	176,000	194,843
Sabine Pass Liquefaction LLC 5.90%, 9/15/2037	124,000	131,276
South Bow USA Infrastructure Holdings LLC:
5.58%, 10/1/2034 (b)	750,000	757,725
6.18%, 10/1/2054 (b)	500,000	505,655
Spectra Energy Partners LP:
4.50%, 3/15/2045	333,000	289,926
5.95%, 9/25/2043	138,000	143,592
Targa Resources Corp.:
4.95%, 4/15/2052	421,000	379,123
5.50%, 2/15/2035	535,000	550,980
6.25%, 7/1/2052	210,000	226,008
6.50%, 2/15/2053	424,000	471,000
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	126,000	151,142
TransCanada PipeLines Ltd.:
4.75%, 5/15/2038	129,000	124,249
4.88%, 5/15/2048	368,000	343,885
5.00%, 10/16/2043	195,000	186,890
5.10%, 3/15/2049 (a)	342,000	333,074
5.85%, 3/15/2036	150,000	159,120
6.10%, 6/1/2040	369,000	397,767
6.20%, 10/15/2037	350,000	384,475
7.25%, 8/15/2038	170,000	203,209
7.63%, 1/15/2039	513,000	630,718
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	118,000	107,033
4.60%, 3/15/2048	50,000	43,958
5.40%, 8/15/2041	139,000	141,381
Western Midstream Operating LP:
5.25%, 2/1/2050	354,000	321,453
5.30%, 3/1/2048	387,000	351,446
5.45%, 11/15/2034	700,000	702,002
5.45%, 4/1/2044	127,000	120,032
5.50%, 8/15/2048	131,000	121,471
Williams Cos., Inc.:
4.90%, 1/15/2045	314,000	290,660
5.10%, 9/15/2045	932,000	887,618
5.40%, 3/4/2044	234,000	231,019

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 6/24/2044	$313,000	$321,151
5.80%, 11/15/2043	243,000	249,984
5.80%, 11/15/2054 (a)	430,000	444,293
6.30%, 4/15/2040	458,000	499,527
		49,287,031
REAL ESTATE INVESTMENT TRUSTS — 1.7%
Agree LP 5.63%, 6/15/2034 (a)	60,000	62,767
Alexandria Real Estate Equities, Inc.:
3.00%, 5/18/2051	311,000	207,316
3.55%, 3/15/2052	375,000	275,089
4.00%, 2/1/2050	276,000	220,058
4.75%, 4/15/2035	152,000	150,071
4.85%, 4/15/2049	239,000	218,458
5.15%, 4/15/2053	278,000	265,654
5.25%, 5/15/2036	105,000	106,910
5.63%, 5/15/2054	212,000	216,861
American Homes 4 Rent LP:
3.38%, 7/15/2051	179,000	125,857
4.30%, 4/15/2052	98,000	81,105
American Tower Corp.:
2.95%, 1/15/2051	120,000	81,253
3.10%, 6/15/2050	462,000	321,986
3.70%, 10/15/2049	236,000	183,367
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	139,000	115,848
Series MTN, 4.15%, 7/1/2047	148,000	127,030
Series MTN, 4.35%, 4/15/2048	104,000	92,461
5.35%, 6/1/2034	115,000	120,569
Boston Properties LP 5.75%, 1/15/2035	750,000	764,948
Brixmor Operating Partnership LP 5.75%, 2/15/2035	140,000	147,217
Camden Property Trust 3.35%, 11/1/2049 (a)	150,000	109,872
CBRE Services, Inc. 5.95%, 8/15/2034	113,000	121,307
COPT Defense Properties LP 2.90%, 12/1/2033	99,000	82,935
Cousins Properties LP 5.88%, 10/1/2034	330,000	338,639
Crown Castle, Inc.:
2.90%, 4/1/2041	432,000	320,544
3.25%, 1/15/2051	30,000	21,374
4.00%, 11/15/2049	164,000	132,599
4.15%, 7/1/2050	208,000	172,444
4.75%, 5/15/2047	156,000	141,815
5.20%, 9/1/2034 (a)	575,000	582,607
5.20%, 2/15/2049	162,000	155,620
Security Description	Principal Amount	Value
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/2034 (a)	$140,000	$147,049
Equinix, Inc.:
2.95%, 9/15/2051	206,000	136,693
3.00%, 7/15/2050	188,000	127,564
3.40%, 2/15/2052	176,000	127,968
ERP Operating LP:
4.00%, 8/1/2047	62,000	51,658
4.50%, 7/1/2044	361,000	332,456
4.50%, 6/1/2045	83,000	74,842
Essex Portfolio LP:
2.65%, 9/1/2050	132,000	81,664
4.50%, 3/15/2048 (a)	112,000	98,654
Extra Space Storage LP 5.35%, 1/15/2035	190,000	194,239
Federal Realty OP LP 4.50%, 12/1/2044	234,000	205,576
GLP Capital LP/GLP Financing II, Inc. 6.25%, 9/15/2054	490,000	516,720
Healthpeak OP LLC 6.75%, 2/1/2041	94,000	106,726
Host Hotels & Resorts LP:
5.50%, 4/15/2035 (a)	340,000	344,403
5.70%, 7/1/2034 (a)	125,000	129,069
Invitation Homes Operating Partnership LP:
2.70%, 1/15/2034	90,000	75,277
4.88%, 2/1/2035	75,000	74,027
Kilroy Realty LP:
2.65%, 11/15/2033	100,000	78,259
6.25%, 1/15/2036 (a)	80,000	81,925
Kimco Realty OP LLC:
3.70%, 10/1/2049	138,000	106,875
4.13%, 12/1/2046	147,000	120,246
4.25%, 4/1/2045	164,000	140,858
4.45%, 9/1/2047 (a)	43,000	37,171
4.85%, 3/1/2035	220,000	218,282
Mid-America Apartments LP 2.88%, 9/15/2051 (a)	146,000	98,362
NNN REIT, Inc.:
3.00%, 4/15/2052	153,000	101,177
3.10%, 4/15/2050	142,000	96,607
3.50%, 4/15/2051	137,000	100,795
4.80%, 10/15/2048	95,000	86,014
5.50%, 6/15/2034	115,000	119,579
Phillips Edison Grocery Center Operating Partnership I LP:
4.95%, 1/15/2035	200,000	196,440
5.75%, 7/15/2034	150,000	156,477
Prologis LP:
2.13%, 10/15/2050	37,000	21,099
3.00%, 4/15/2050	215,000	150,393
3.05%, 3/1/2050	325,000	226,720
4.38%, 9/15/2048	283,000	253,995

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 6/15/2053	$453,000	$459,007
5.25%, 3/15/2054	486,000	493,684
Public Storage Operating Co. 5.35%, 8/1/2053	534,000	551,825
Realty Income Corp.:
4.65%, 3/15/2047	325,000	301,935
5.38%, 9/1/2054	120,000	122,111
Regency Centers LP:
4.40%, 2/1/2047	66,000	57,952
4.65%, 3/15/2049	85,000	76,181
5.10%, 1/15/2035	160,000	162,806
Simon Property Group LP:
3.25%, 9/13/2049	465,000	338,250
3.80%, 7/15/2050	190,000	150,664
4.25%, 10/1/2044	168,000	146,575
4.25%, 11/30/2046 (a)	170,000	148,085
4.75%, 3/15/2042	329,000	310,023
5.85%, 3/8/2053	333,000	357,682
6.65%, 1/15/2054	194,000	231,095
6.75%, 2/1/2040	324,000	375,937
UDR, Inc.:
3.10%, 11/1/2034	128,000	108,914
5.13%, 9/1/2034	145,000	146,499
Ventas Realty LP:
4.38%, 2/1/2045 (a)	133,000	116,354
4.88%, 4/15/2049	130,000	121,118
5.00%, 1/15/2035 (a)	485,000	485,674
5.63%, 7/1/2034	145,000	152,499
5.70%, 9/30/2043	140,000	144,249
VICI Properties LP:
5.63%, 5/15/2052	93,000	91,011
6.13%, 4/1/2054	238,000	249,500
Welltower OP LLC:
4.95%, 9/1/2048	185,000	178,862
6.50%, 3/15/2041	156,000	176,921
Weyerhaeuser Co. 4.00%, 3/9/2052	88,000	71,420
WP Carey, Inc. 2.25%, 4/1/2033	114,000	94,147
		17,701,420
RETAIL — 2.8%
Darden Restaurants, Inc. 4.55%, 2/15/2048 (a)	248,000	213,684
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	456,000	348,293
Dollar General Corp.:
4.13%, 4/3/2050	217,000	168,744
5.50%, 11/1/2052	229,000	219,192
Dollar Tree, Inc. 3.38%, 12/1/2051	360,000	245,844
Home Depot, Inc.:
2.75%, 9/15/2051	269,000	181,954
3.13%, 12/15/2049	516,000	380,813
3.35%, 4/15/2050	778,000	596,967
3.50%, 9/15/2056	495,000	381,120
Security Description	Principal Amount	Value
3.63%, 4/15/2052	$824,000	$661,631
3.90%, 6/15/2047	480,000	410,242
4.20%, 4/1/2043	512,000	467,553
4.25%, 4/1/2046	749,000	681,283
4.40%, 3/15/2045	569,000	530,023
4.50%, 12/6/2048	841,000	786,200
4.88%, 2/15/2044	484,000	481,096
4.95%, 9/15/2052 (a)	566,000	564,687
5.30%, 6/25/2054	752,000	790,435
5.40%, 9/15/2040	185,000	196,094
5.40%, 6/25/2064 (a)	330,000	349,321
5.88%, 12/16/2036	1,004,000	1,124,440
5.95%, 4/1/2041	304,000	341,580
Lowe's Cos., Inc.:
3.50%, 4/1/2051	234,000	173,174
3.70%, 4/15/2046	735,000	583,796
4.05%, 5/3/2047	9,000	7,534
4.25%, 4/1/2052	853,000	721,476
4.38%, 9/15/2045	287,000	253,708
4.45%, 4/1/2062	642,000	543,877
4.55%, 4/5/2049	359,000	318,932
4.65%, 4/15/2042	213,000	199,832
5.00%, 4/15/2040	145,000	143,404
5.13%, 4/15/2050	236,000	230,704
5.50%, 10/15/2035	146,000	154,853
5.63%, 4/15/2053	832,000	865,763
5.75%, 7/1/2053	290,000	306,194
5.80%, 9/15/2062	616,000	644,564
5.85%, 4/1/2063	300,200	317,723
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	223,000	183,707
Series MTN, 3.63%, 9/1/2049	596,000	469,416
Series MTN, 3.70%, 2/15/2042	327,000	274,981
Series MTN, 4.20%, 4/1/2050	161,000	139,167
Series MTN, 4.45%, 3/1/2047	40,000	36,508
Series MTN, 4.45%, 9/1/2048	234,000	212,540
Series MTN, 4.60%, 5/26/2045	235,000	219,889
Series MTN, 4.70%, 12/9/2035	216,000	218,311
Series MTN, 4.88%, 7/15/2040	210,000	207,270
Series MTN, 4.88%, 12/9/2045	495,000	480,635
Series MTN, 5.15%, 9/9/2052	250,000	250,495
5.45%, 8/14/2053 (a)	591,000	616,076
Series MTN, 5.70%, 2/1/2039	85,000	92,459

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 6.30%, 10/15/2037	$242,000	$275,945
Series MTN, 6.30%, 3/1/2038	236,000	269,054
Starbucks Corp.:
3.35%, 3/12/2050	345,000	253,306
3.50%, 11/15/2050	36,000	27,398
3.75%, 12/1/2047	162,000	129,721
4.30%, 6/15/2045	165,000	145,279
4.45%, 8/15/2049	560,000	497,314
4.50%, 11/15/2048	272,000	244,857
Target Corp.:
2.95%, 1/15/2052 (a)	572,000	405,228
3.63%, 4/15/2046	257,000	211,159
3.90%, 11/15/2047	328,000	278,196
4.00%, 7/1/2042 (a)	313,000	283,785
4.80%, 1/15/2053 (a)	697,000	685,395
6.50%, 10/15/2037	80,000	93,851
7.00%, 1/15/2038	153,000	187,531
TJX Cos., Inc. 4.50%, 4/15/2050	182,000	172,005
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	20,000	13,147
4.80%, 11/18/2044	20,000	14,983
Walmart, Inc.:
2.50%, 9/22/2041	399,000	298,715
2.65%, 9/22/2051	785,000	539,436
2.95%, 9/24/2049	299,000	220,871
3.63%, 12/15/2047	251,000	210,228
3.95%, 6/28/2038	135,000	129,695
4.00%, 4/11/2043	246,000	225,688
4.05%, 6/29/2048 (a)	839,000	755,662
4.30%, 4/22/2044	249,000	236,891
4.50%, 9/9/2052	559,000	542,113
4.50%, 4/15/2053 (a)	844,000	814,443
5.00%, 10/25/2040	185,000	192,757
5.25%, 9/1/2035	318,000	345,523
5.63%, 4/1/2040	212,000	236,384
5.63%, 4/15/2041	205,000	228,335
6.20%, 4/15/2038	172,000	202,243
6.50%, 8/15/2037	292,754	352,877
		28,708,199
SEMICONDUCTORS — 2.6%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052 (a)	193,000	179,637
Analog Devices, Inc.:
2.80%, 10/1/2041	308,000	233,627
2.95%, 10/1/2051	320,000	225,814
5.30%, 12/15/2045	157,000	161,675
5.30%, 4/1/2054	281,000	294,089
Applied Materials, Inc.:
2.75%, 6/1/2050 (a)	315,331	220,189
4.35%, 4/1/2047	377,000	351,651
5.10%, 10/1/2035 (a)	166,000	176,020
5.85%, 6/15/2041	257,000	288,716
Security Description	Principal Amount	Value
Broadcom, Inc.:
3.14%, 11/15/2035 (b)	$1,056,315	$903,107
3.19%, 11/15/2036 (b)	1,068,000	904,639
3.50%, 2/15/2041 (b)	1,176,000	967,307
3.75%, 2/15/2051 (b)	749,000	594,609
4.93%, 5/15/2037 (b)	982,000	980,272
Intel Corp.:
2.80%, 8/12/2041	333,000	231,505
3.05%, 8/12/2051	538,000	344,600
3.10%, 2/15/2060	425,000	258,451
3.20%, 8/12/2061	70,000	42,915
3.25%, 11/15/2049	852,000	573,532
3.73%, 12/8/2047	832,000	613,009
4.10%, 5/19/2046	554,000	440,336
4.10%, 5/11/2047	559,000	440,028
4.25%, 12/15/2042	315,000	263,447
4.60%, 3/25/2040	438,800	396,184
4.75%, 3/25/2050	630,000	543,312
4.80%, 10/1/2041	320,000	290,694
4.90%, 7/29/2045	45,384	40,506
4.90%, 8/5/2052	848,000	743,026
4.95%, 3/25/2060 (a)	418,000	363,351
5.05%, 8/5/2062	507,000	445,425
5.60%, 2/21/2054	608,000	592,222
5.63%, 2/10/2043	518,000	514,949
5.70%, 2/10/2053	1,041,000	1,022,522
5.90%, 2/10/2063	550,000	550,721
KLA Corp.:
3.30%, 3/1/2050	315,000	238,027
4.95%, 7/15/2052 (a)	620,000	615,982
5.00%, 3/15/2049	251,000	249,484
5.25%, 7/15/2062	326,000	335,047
Lam Research Corp.:
2.88%, 6/15/2050	314,000	219,329
3.13%, 6/15/2060	50,000	34,512
4.88%, 3/15/2049	507,000	496,257
Micron Technology, Inc.:
3.37%, 11/1/2041	311,000	241,339
3.48%, 11/1/2051	223,000	163,165
NVIDIA Corp.:
3.50%, 4/1/2040	306,000	270,201
3.50%, 4/1/2050 (a)	1,068,000	876,454
3.70%, 4/1/2060 (a)	355,000	292,218
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.13%, 2/15/2042	181,000	135,547
3.25%, 5/11/2041	337,000	262,782
3.25%, 11/30/2051 (a)	157,000	110,175
QUALCOMM, Inc.:
3.25%, 5/20/2050	348,000	261,915
4.30%, 5/20/2047	752,000	681,214
4.50%, 5/20/2052	552,000	508,055
4.65%, 5/20/2035 (a)	268,000	273,280
4.80%, 5/20/2045	591,000	579,062
6.00%, 5/20/2053	567,000	642,224

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Texas Instruments, Inc.:
2.70%, 9/15/2051	$10,000	$6,793
3.88%, 3/15/2039	160,000	148,390
4.10%, 8/16/2052	151,000	130,811
4.15%, 5/15/2048	625,000	556,656
5.00%, 3/14/2053	407,000	410,004
5.05%, 5/18/2063	701,000	702,206
5.15%, 2/8/2054	372,000	382,018
TSMC Arizona Corp.:
3.13%, 10/25/2041	574,000	470,669
3.25%, 10/25/2051	160,000	125,610
4.50%, 4/22/2052	364,000	358,802
		25,970,315
SOFTWARE — 3.1%
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	293,000	226,149
4.50%, 8/15/2046	162,000	142,672
Fiserv, Inc. 4.40%, 7/1/2049 (a)	813,000	718,725
Intuit, Inc. 5.50%, 9/15/2053	648,180	696,586
Microsoft Corp.:
2.50%, 9/15/2050	912,000	617,698
2.53%, 6/1/2050	2,989,000	2,051,201
2.68%, 6/1/2060	1,497,000	987,526
2.92%, 3/17/2052	2,925,000	2,147,096
3.04%, 3/17/2062	1,065,000	764,382
3.45%, 8/8/2036	482,000	449,398
3.50%, 11/15/2042	358,000	315,649
3.70%, 8/8/2046	974,000	863,529
3.75%, 2/12/2045	324,000	296,304
3.95%, 8/8/2056	312,000	274,835
4.20%, 11/3/2035	236,000	239,110
4.25%, 2/6/2047 (a)	40,000	39,696
4.45%, 11/3/2045	403,000	407,530
4.50%, 10/1/2040	30,000	30,795
4.50%, 6/15/2047	298,000	293,968
4.50%, 2/6/2057	461,000	457,736
5.20%, 6/1/2039	186,000	206,142
5.30%, 2/8/2041	208,000	242,305
Oracle Corp.:
3.60%, 4/1/2040	1,064,000	884,929
3.60%, 4/1/2050	1,633,000	1,242,631
3.65%, 3/25/2041	836,000	690,386
3.80%, 11/15/2037	218,000	192,856
3.85%, 7/15/2036	150,000	135,560
3.85%, 4/1/2060	1,585,000	1,193,457
3.90%, 5/15/2035	358,000	330,849
3.95%, 3/25/2051	1,442,000	1,160,925
4.00%, 7/15/2046	1,450,000	1,202,688
4.00%, 11/15/2047	1,132,000	930,674
4.10%, 3/25/2061	852,000	669,595
4.13%, 5/15/2045	1,010,000	856,369
4.30%, 7/8/2034	106,000	102,597
Security Description	Principal Amount	Value
4.38%, 5/15/2055	$681,000	$580,600
4.50%, 7/8/2044	556,000	500,228
5.38%, 7/15/2040	902,000	919,400
5.38%, 9/27/2054 (a)	1,200,000	1,201,284
5.50%, 9/27/2064 (a)	700,000	697,221
5.55%, 2/6/2053	1,139,000	1,165,243
6.13%, 7/8/2039	497,000	549,225
6.50%, 4/15/2038	416,000	472,955
6.90%, 11/9/2052	1,208,000	1,454,118
Roper Technologies, Inc. 4.90%, 10/15/2034	200,000	201,334
Salesforce, Inc.:
2.70%, 7/15/2041	490,000	370,626
2.90%, 7/15/2051	861,000	601,038
3.05%, 7/15/2061	629,000	421,895
		31,197,715
TELECOMMUNICATIONS — 6.0%
America Movil SAB de CV:
4.38%, 7/16/2042	584,000	528,613
4.38%, 4/22/2049 (a)	676,000	603,830
6.13%, 11/15/2037	249,000	273,183
6.13%, 3/30/2040	959,000	1,042,155
6.38%, 3/1/2035	115,000	128,821
AT&T, Inc.:
2.55%, 12/1/2033	391,000	329,613
3.10%, 2/1/2043	105,000	80,437
3.30%, 2/1/2052	248,000	180,197
3.50%, 6/1/2041	800,000	655,376
3.50%, 9/15/2053	2,480,000	1,821,312
3.50%, 2/1/2061	3,000	2,124
3.55%, 9/15/2055	3,017,000	2,204,341
3.65%, 6/1/2051	984,000	754,777
3.65%, 9/15/2059	2,814,000	2,039,531
3.80%, 12/1/2057	2,322,000	1,757,847
3.85%, 6/1/2060	645,000	488,317
4.30%, 12/15/2042	410,000	365,507
4.35%, 6/15/2045	478,000	422,289
4.50%, 5/15/2035	626,000	609,693
4.50%, 3/9/2048	622,000	551,496
4.55%, 3/9/2049	350,000	314,335
4.65%, 6/1/2044	175,000	159,282
4.75%, 5/15/2046	606,000	567,222
4.80%, 6/15/2044	179,000	167,886
4.85%, 3/1/2039	207,000	202,812
4.85%, 7/15/2045	86,000	80,975
4.90%, 8/15/2037	202,000	200,521
5.15%, 3/15/2042	142,000	140,002
5.15%, 2/15/2050	272,000	264,381
5.15%, 11/15/2046	295,000	290,218
5.25%, 3/1/2037	1,659,000	1,706,016
5.35%, 9/1/2040	148,820	151,006
5.45%, 3/1/2047	208,000	211,332
5.55%, 8/15/2041	240,000	246,864
5.65%, 2/15/2047	229,000	241,540
5.70%, 3/1/2057	291,000	296,797

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 8/15/2040	$119,000	$127,911
6.30%, 1/15/2038 (a)	159,000	178,559
6.38%, 3/1/2041	102,000	113,287
6.55%, 2/15/2039	141,000	160,709
Bell Telephone Co. of Canada or Bell Canada:
Series US-6, 3.20%, 2/15/2052	40,000	28,211
3.65%, 8/15/2052	166,000	127,636
Series US-4, 3.65%, 3/17/2051	228,000	175,478
4.30%, 7/29/2049	267,000	230,979
4.46%, 4/1/2048	572,000	508,068
5.55%, 2/15/2054	459,000	479,219
Cisco Systems, Inc.:
5.30%, 2/26/2054	965,000	1,023,392
5.35%, 2/26/2064	556,000	589,949
5.50%, 1/15/2040	685,036	741,716
5.90%, 2/15/2039	675,000	760,266
Corning, Inc.:
3.90%, 11/15/2049	124,000	100,807
4.38%, 11/15/2057	424,000	361,447
4.70%, 3/15/2037	96,000	93,945
4.75%, 3/15/2042	10,000	9,437
5.35%, 11/15/2048	179,000	180,214
5.45%, 11/15/2079	594,000	588,203
5.75%, 8/15/2040	134,000	140,831
5.85%, 11/15/2068	201,000	211,488
Juniper Networks, Inc. 5.95%, 3/15/2041	270,000	278,616
Motorola Solutions, Inc. 5.50%, 9/1/2044	21,000	21,496
Nokia OYJ 6.63%, 5/15/2039	325,000	345,397
Orange SA:
5.38%, 1/13/2042	500,000	507,310
5.50%, 2/6/2044	60,000	62,144
Rogers Communications, Inc.:
3.70%, 11/15/2049	452,000	340,157
4.30%, 2/15/2048	321,000	268,876
4.35%, 5/1/2049	471,000	397,232
4.50%, 3/15/2042	230,000	206,738
4.50%, 3/15/2043	205,000	180,917
4.55%, 3/15/2052	864,000	748,284
5.00%, 3/15/2044 (a)	428,000	406,262
5.45%, 10/1/2043	148,000	147,133
7.50%, 8/15/2038	309,000	371,359
Telefonica Emisiones SA:
4.67%, 3/6/2038	183,000	171,905
4.90%, 3/6/2048	701,000	637,139
5.21%, 3/8/2047	1,238,000	1,173,364
5.52%, 3/1/2049	503,000	497,739
7.05%, 6/20/2036	546,000	629,631
TELUS Corp.:
4.30%, 6/15/2049	197,000	164,245
4.60%, 11/16/2048	90,000	79,234
Security Description	Principal Amount	Value
T-Mobile USA, Inc.:
3.00%, 2/15/2041	$849,000	$651,743
3.30%, 2/15/2051	1,034,000	748,812
3.40%, 10/15/2052	1,069,000	782,305
3.60%, 11/15/2060	727,800	527,939
4.38%, 4/15/2040	564,000	520,098
4.50%, 4/15/2050	919,000	816,550
4.70%, 1/15/2035	800,000	797,432
5.25%, 6/15/2055 (a)	800,000	795,688
5.50%, 1/15/2055	403,000	417,097
5.65%, 1/15/2053	729,000	765,938
5.75%, 1/15/2054	398,000	422,978
5.80%, 9/15/2062	385,000	407,850
6.00%, 6/15/2054	498,000	548,263
Verizon Communications, Inc.:
2.65%, 11/20/2040	772,000	567,883
2.85%, 9/3/2041	430,000	323,369
2.88%, 11/20/2050	999,000	676,573
2.99%, 10/30/2056	2,570,000	1,686,126
3.00%, 11/20/2060	619,000	398,413
3.40%, 3/22/2041	1,221,000	997,874
3.55%, 3/22/2051	1,423,000	1,102,853
3.70%, 3/22/2061	2,234,000	1,690,088
3.85%, 11/1/2042	285,000	243,552
3.88%, 3/1/2052 (a)	538,000	440,961
4.00%, 3/22/2050	392,000	326,430
4.13%, 8/15/2046	381,000	327,972
4.27%, 1/15/2036	425,000	405,947
4.40%, 11/1/2034	285,000	278,300
4.52%, 9/15/2048	439,000	401,040
4.67%, 3/15/2055	342,000	318,036
4.75%, 11/1/2041	208,000	200,988
4.81%, 3/15/2039	302,000	297,065
4.86%, 8/21/2046	854,000	830,003
5.01%, 4/15/2049	160,000	161,099
5.01%, 8/21/2054	227,000	220,615
5.25%, 3/16/2037	409,000	425,430
5.50%, 3/16/2047	173,000	184,875
5.50%, 2/23/2054 (a)	591,000	618,700
5.85%, 9/15/2035	111,000	120,007
6.55%, 9/15/2043	360,000	421,567
Vodafone Group PLC:
4.25%, 9/17/2050	618,000	515,313
4.38%, 2/19/2043	511,000	471,781
4.88%, 6/19/2049	693,000	634,774
5.00%, 5/30/2038	81,000	80,941
5.13%, 6/19/2059 (a)	366,000	340,545
5.25%, 5/30/2048	30,000	29,483
5.63%, 2/10/2053	11,000	11,179
5.75%, 6/28/2054	966,000	999,346
5.75%, 2/10/2063	341,000	343,864
5.88%, 6/28/2064	690,000	711,507
6.15%, 2/27/2037	473,000	521,412
		61,176,182

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044 (a)	$257,000	$238,527
6.35%, 3/15/2040	253,000	271,745
Mattel, Inc. 5.45%, 11/1/2041	408,000	390,158
		900,430
TRANSPORTATION — 3.5%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	279,000	192,259
3.05%, 2/15/2051	262,000	188,669
3.30%, 9/15/2051	391,000	295,580
3.55%, 2/15/2050	374,000	298,699
3.90%, 8/1/2046	496,000	422,671
4.05%, 6/15/2048	398,000	346,268
4.15%, 4/1/2045	451,497	403,110
4.15%, 12/15/2048	415,000	364,436
4.38%, 9/1/2042	285,000	265,634
4.40%, 3/15/2042	168,000	157,280
4.45%, 3/15/2043	440,000	413,085
4.45%, 1/15/2053	421,000	389,955
4.55%, 9/1/2044	363,000	342,857
4.70%, 9/1/2045	293,000	281,172
4.90%, 4/1/2044	76,000	75,362
4.95%, 9/15/2041	190,000	190,021
5.05%, 3/1/2041	233,000	236,365
5.15%, 9/1/2043	301,000	311,141
5.20%, 4/15/2054	814,000	841,171
5.40%, 6/1/2041	181,000	190,217
5.50%, 3/15/2055	740,000	798,216
5.75%, 5/1/2040	276,000	301,718
6.15%, 5/1/2037 (a)	228,000	259,947
6.20%, 8/15/2036	113,000	129,114
Canadian National Railway Co.:
2.45%, 5/1/2050	14,000	9,016
3.20%, 8/2/2046	220,000	169,145
3.65%, 2/3/2048	234,000	192,942
4.40%, 8/5/2052 (a)	244,000	225,005
4.45%, 1/20/2049	235,000	217,448
6.13%, 11/1/2053	183,000	217,082
6.20%, 6/1/2036	162,000	183,888
6.25%, 8/1/2034 (a)	111,000	126,770
6.38%, 11/15/2037	198,000	229,605
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	142,000	110,006
3.10%, 12/2/2051	127,000	90,759
3.50%, 5/1/2050	152,000	117,982
4.20%, 11/15/2069	307,000	248,305
4.30%, 5/15/2043	273,000	247,131
4.70%, 5/1/2048	315,000	295,341
4.80%, 8/1/2045	183,000	175,360
4.95%, 8/15/2045	295,000	285,371
5.95%, 5/15/2037	187,000	203,469
Security Description	Principal Amount	Value
6.13%, 9/15/2115	$535,000	$588,709
CSX Corp.:
2.50%, 5/15/2051	40,000	25,582
3.35%, 9/15/2049	285,000	217,025
3.80%, 11/1/2046	481,000	402,679
3.80%, 4/15/2050	222,000	183,003
3.95%, 5/1/2050	183,000	154,655
4.10%, 3/15/2044	444,000	395,151
4.25%, 11/1/2066	237,000	200,557
4.30%, 3/1/2048	529,000	474,196
4.40%, 3/1/2043	175,000	161,324
4.50%, 3/15/2049	193,000	178,755
4.50%, 11/15/2052	428,000	396,170
4.50%, 8/1/2054	170,000	156,558
4.65%, 3/1/2068	107,000	98,307
4.75%, 5/30/2042	331,000	320,878
4.75%, 11/15/2048	279,000	268,524
4.90%, 3/15/2055	215,000	211,308
5.50%, 4/15/2041	70,000	73,953
6.00%, 10/1/2036	162,000	180,479
6.15%, 5/1/2037	263,000	296,919
6.22%, 4/30/2040	229,000	260,130
FedEx Corp.:
3.25%, 5/15/2041 (a)	196,000	152,717
3.88%, 8/1/2042	149,000	124,197
3.90%, 2/1/2035	156,000	145,497
4.05%, 2/15/2048	400,000	330,676
4.10%, 4/15/2043	347,000	296,747
4.10%, 2/1/2045	489,000	411,513
4.40%, 1/15/2047	505,000	440,107
4.55%, 4/1/2046	560,000	499,178
4.75%, 11/15/2045	538,000	494,250
4.95%, 10/17/2048	376,000	353,526
5.10%, 1/15/2044	337,000	328,390
5.25%, 5/15/2050 (a)	497,000	490,425
Norfolk Southern Corp.:
3.16%, 5/15/2055	80,000	55,622
3.40%, 11/1/2049	197,000	148,209
3.70%, 3/15/2053	182,000	142,684
3.94%, 11/1/2047	307,000	255,854
3.95%, 10/1/2042	302,000	261,734
4.05%, 8/15/2052	338,000	282,102
4.10%, 5/15/2049	208,000	176,573
4.10%, 5/15/2121	464,000	352,287
4.15%, 2/28/2048	239,000	206,111
4.45%, 6/15/2045	245,000	224,094
4.55%, 6/1/2053	365,000	330,872
4.65%, 1/15/2046	175,000	164,148
4.84%, 10/1/2041	273,000	267,586
5.10%, 8/1/2118	267,000	248,817
5.95%, 3/15/2064	434,000	480,920
Union Pacific Corp.:
2.89%, 4/6/2036	173,000	148,778
2.95%, 3/10/2052	30,000	21,074
2.97%, 9/16/2062	581,000	375,239

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 5/20/2041	$355,000	$287,472
3.25%, 2/5/2050	824,000	621,700
3.35%, 8/15/2046	190,000	147,463
3.38%, 2/1/2035	136,000	124,190
3.38%, 2/14/2042	261,000	214,124
3.50%, 2/14/2053	625,000	486,787
3.55%, 5/20/2061	279,000	206,424
Series MTN, 3.55%, 8/15/2039	207,000	180,769
3.60%, 9/15/2037	162,000	145,371
3.75%, 2/5/2070	344,000	260,391
3.80%, 10/1/2051	629,000	518,114
3.80%, 4/6/2071	451,000	346,476
3.84%, 3/20/2060	965,000	774,007
3.85%, 2/14/2072	239,000	185,419
3.88%, 2/1/2055	207,000	170,839
3.95%, 8/15/2059	200,000	163,786
4.00%, 4/15/2047	370,000	317,157
4.05%, 11/15/2045	249,000	217,574
4.05%, 3/1/2046	378,000	328,826
4.10%, 9/15/2067	245,000	200,638
4.30%, 3/1/2049	253,000	225,438
4.50%, 9/10/2048	175,000	161,877
4.95%, 9/9/2052 (a)	257,000	256,892
4.95%, 5/15/2053	160,000	160,160
5.15%, 1/20/2063 (a)	187,000	188,934
United Parcel Service, Inc.:
3.40%, 11/15/2046	195,000	154,773
3.40%, 9/1/2049	137,000	106,104
3.63%, 10/1/2042	191,000	159,749
3.75%, 11/15/2047	628,000	515,984
4.25%, 3/15/2049	326,374	288,658
4.88%, 11/15/2040	162,000	162,343
5.05%, 3/3/2053 (a)	485,000	484,588
5.20%, 4/1/2040	230,000	237,282
5.30%, 4/1/2050	682,000	708,905
5.50%, 5/22/2054	564,000	602,442
5.60%, 5/22/2064	270,000	289,089
6.20%, 1/15/2038	471,000	538,273
		35,633,379
TRUCKING & LEASING — 0.0% (g)
GATX Corp.:
3.10%, 6/1/2051	275,000	187,377
5.20%, 3/15/2044	76,000	73,254
6.05%, 6/5/2054 (a)	85,000	91,795
6.90%, 5/1/2034	120,000	136,663
		489,089
WATER — 0.3%
American Water Capital Corp.:
3.25%, 6/1/2051	7,000	5,138
3.45%, 5/1/2050	16,000	12,422
4.00%, 12/1/2046	331,000	283,124
4.15%, 6/1/2049	402,000	346,074
4.20%, 9/1/2048	349,000	304,506
Security Description	Principal Amount	Value
4.30%, 12/1/2042	$133,000	$121,553
4.30%, 9/1/2045	311,000	278,612
5.45%, 3/1/2054	536,000	563,620
6.59%, 10/15/2037	244,000	285,575
Essential Utilities, Inc.:
3.35%, 4/15/2050	282,000	205,708
4.28%, 5/1/2049	323,000	276,695
5.30%, 5/1/2052	240,000	238,519
		2,921,546
TOTAL CORPORATE BONDS & NOTES (Cost $1,071,652,898)		999,797,830
	Shares
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (h) (i)	2,882,718	2,882,718
State Street Navigator Securities Lending Portfolio II (j) (k)	41,915,517	41,915,517
TOTAL SHORT-TERM INVESTMENTS (Cost $44,798,235)		44,798,235
TOTAL INVESTMENTS — 102.8% (Cost $1,116,451,133)		1,044,596,065
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(28,880,070)
NET ASSETS — 100.0%		$1,015,715,995
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2024.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

(j)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$999,797,830	$—	$999,797,830
Short-Term Investments	44,798,235	—	—	44,798,235
TOTAL INVESTMENTS	$44,798,235	$999,797,830	$—	$1,044,596,065

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,293,303	$2,293,991	$29,546,565	$31,840,556	$183	$(183)	—	$—	$48,534
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	9,129,539	6,246,821	—	—	2,882,718	2,882,718	13,686
State Street Navigator Securities Lending Portfolio II	30,320,260	30,320,260	47,449,943	35,854,686	—	—	41,915,517	41,915,517	27,756
Total		$32,614,251	$86,126,047	$73,942,063	$183	$(183)		$44,798,235	$89,976
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$176,001,300	$116,270,859
1.13%, 8/15/2040	215,106,400	140,861,082
1.25%, 5/15/2050	264,921,600	141,774,450
1.38%, 11/15/2040	242,632,200	164,648,694
1.38%, 8/15/2050	303,330,300	167,116,037
1.63%, 11/15/2050	299,590,200	176,149,675
1.75%, 8/15/2041	327,342,600	232,055,215
1.88%, 2/15/2041	294,469,700	215,929,110
1.88%, 2/15/2051	330,267,400	206,984,772
1.88%, 11/15/2051	309,449,200	192,777,181
2.00%, 11/15/2041	274,613,500	201,969,648
2.00%, 2/15/2050	227,556,500	148,302,838
2.00%, 8/15/2051	327,684,700	211,049,427
2.25%, 5/15/2041	249,292,900	193,240,949
2.25%, 8/15/2046	144,612,100	103,510,630
2.25%, 8/15/2049	195,965,200	135,797,760
2.25%, 2/15/2052	278,884,900	190,208,217
2.38%, 2/15/2042	222,862,500	173,588,994
2.38%, 11/15/2049	183,203,300	130,217,471
2.38%, 5/15/2051	332,585,000	234,680,291
2.50%, 2/15/2045	146,040,900	111,630,013
2.50%, 2/15/2046	116,574,300	88,122,885
2.50%, 5/15/2046	116,328,700	87,700,934
2.75%, 8/15/2042	67,653,900	55,729,900
2.75%, 11/15/2042	99,161,200	81,312,184
2.75%, 8/15/2047	139,869,200	109,141,685
2.75%, 11/15/2047	140,793,000	109,642,549
2.88%, 5/15/2043	134,598,200	111,758,568
2.88%, 8/15/2045	92,687,300	75,351,878
2.88%, 11/15/2046	65,002,300	52,255,755
2.88%, 5/15/2049	206,142,900	162,724,052
2.88%, 5/15/2052	283,713,000	222,227,073
3.00%, 5/15/2042	50,543,300	43,443,546
3.00%, 11/15/2044	107,825,200	89,966,651
3.00%, 5/15/2045	71,787,000	59,695,377
3.00%, 11/15/2045	54,364,400	45,096,969
3.00%, 2/15/2047	126,392,700	103,582,767
3.00%, 5/15/2047	96,739,300	79,144,840
3.00%, 2/15/2048	163,168,500	132,701,882
3.00%, 8/15/2048	190,939,200	154,839,757
3.00%, 2/15/2049	210,281,000	170,229,041
3.00%, 8/15/2052	256,573,300	206,220,790
3.13%, 11/15/2041	56,163,600	49,608,255
3.13%, 2/15/2042	56,910,800	50,108,181
3.13%, 2/15/2043	83,245,300	72,046,206
3.13%, 8/15/2044	123,962,400	105,697,315
3.13%, 5/15/2048	170,908,400	141,960,790
3.25%, 5/15/2042	198,782,100	176,760,770
3.38%, 8/15/2042	175,882,000	158,760,987
3.38%, 5/15/2044	98,290,300	87,355,504
3.38%, 11/15/2048	198,494,600	172,007,977
3.50%, 2/15/2039	29,982,800	28,610,150
Security Description	Principal Amount	Value
3.63%, 8/15/2043	$100,558,100	$93,079,091
3.63%, 2/15/2044	104,652,700	96,558,468
3.63%, 2/15/2053	259,961,400	236,402,398
3.63%, 5/15/2053	257,606,200	234,502,144
3.75%, 8/15/2041	62,069,900	59,819,866
3.75%, 11/15/2043	94,926,000	89,319,433
3.88%, 8/15/2040	65,629,500	64,645,057
3.88%, 2/15/2043	175,513,300	169,370,334
3.88%, 5/15/2043	174,292,000	167,837,749
4.00%, 11/15/2042	207,094,500	203,826,290
4.00%, 11/15/2052	257,024,500	250,157,127
4.13%, 8/15/2044 (a)	87,305,500	86,637,067
4.13%, 8/15/2053	283,897,700	282,788,725
4.25%, 5/15/2039	46,641,700	48,201,282
4.25%, 11/15/2040	68,813,400	70,813,289
4.25%, 2/15/2054	310,817,200	316,839,283
4.25%, 8/15/2054	157,939,500	161,320,392
4.38%, 2/15/2038	29,937,600	31,528,035
4.38%, 11/15/2039	51,499,300	53,865,049
4.38%, 5/15/2040	46,996,000	49,110,820
4.38%, 5/15/2041	44,451,100	46,361,108
4.38%, 8/15/2043	220,697,200	226,973,277
4.50%, 2/15/2036 (a)	35,603,000	38,123,025
4.50%, 5/15/2038	26,881,000	28,624,065
4.50%, 8/15/2039	48,465,400	51,403,615
4.50%, 2/15/2044	191,485,300	199,802,943
4.63%, 2/15/2040	54,481,000	58,524,512
4.63%, 5/15/2044	189,404,400	200,798,258
4.63%, 5/15/2054	305,489,800	331,408,700
4.75%, 2/15/2037 (a)	21,584,600	23,564,313
4.75%, 2/15/2041	63,190,200	68,818,077
4.75%, 11/15/2043	189,468,700	204,448,569
4.75%, 11/15/2053	296,896,100	328,023,800
5.00%, 5/15/2037	24,990,900	27,903,902
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,009,834,200)		11,473,968,594
Shares
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c)	6,149,646	6,149,646

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	79,576,150	$79,576,150
TOTAL SHORT-TERM INVESTMENTS (Cost $85,725,796)		85,725,796
TOTAL INVESTMENTS — 99.5% (Cost $13,095,559,996)		11,559,694,390
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		57,643,627
NET ASSETS — 100.0%		$11,617,338,017

(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$11,473,968,594	$—	$11,473,968,594
Short-Term Investments	85,725,796	—	—	85,725,796
TOTAL INVESTMENTS	$85,725,796	$11,473,968,594	$—	$11,559,694,390

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,664,472	$4,664,472	$169,688,483	$168,203,309	$—	$—	6,149,646	$6,149,646	$386,582
State Street Navigator Securities Lending Portfolio II	94,348,495	94,348,495	1,076,481,493	1,091,253,838	—	—	79,576,150	79,576,150	149,423
Total		$99,012,967	$1,246,169,976	$1,259,457,147	$—	$—		$85,725,796	$536,005
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Bonds:
1.13%, 5/15/2040	$99,000	$65,402
1.13%, 8/15/2040	117,000	76,617
1.25%, 5/15/2050	135,000	72,246
1.38%, 11/15/2040	126,000	85,503
1.38%, 8/15/2050	161,900	89,197
1.63%, 11/15/2050	152,900	89,900
1.75%, 8/15/2041	151,800	107,612
1.88%, 2/15/2041	139,500	102,293
1.88%, 2/15/2051	179,900	112,747
1.88%, 11/15/2051	161,900	100,859
2.00%, 11/15/2041	121,500	89,359
2.00%, 2/15/2050	126,000	82,117
2.00%, 8/15/2051	175,400	112,969
2.25%, 5/15/2041	112,500	87,205
2.25%, 8/15/2046	81,000	57,978
2.25%, 8/15/2049	103,500	71,722
2.25%, 2/15/2052	144,000	98,213
2.38%, 2/15/2042	117,000	91,132
2.38%, 11/15/2049	99,000	70,367
2.38%, 5/15/2051	175,400	123,767
2.50%, 2/15/2045	76,500	58,475
2.50%, 2/15/2046	63,000	47,624
2.50%, 5/15/2046	63,000	47,496
2.75%, 8/15/2042	36,000	29,655
2.75%, 11/15/2042	49,500	40,590
2.75%, 8/15/2047	81,000	63,205
2.75%, 11/15/2047	81,000	63,079
2.88%, 5/15/2043	72,000	59,783
2.88%, 8/15/2045	54,000	43,900
2.88%, 11/15/2046	36,000	28,941
2.88%, 5/15/2049	108,000	85,253
2.88%, 5/15/2052	144,000	112,793
3.00%, 5/15/2042	36,000	30,943
3.00%, 11/15/2044	54,000	45,056
3.00%, 5/15/2045	36,000	29,936
3.00%, 11/15/2045	36,000	29,863
3.00%, 2/15/2047	72,000	59,006
3.00%, 5/15/2047	54,000	44,179
3.00%, 2/15/2048	90,000	73,195
3.00%, 8/15/2048	103,500	83,932
3.00%, 2/15/2049	108,000	87,429
3.00%, 8/15/2052	135,000	108,506
3.13%, 11/15/2041	36,000	31,798
3.13%, 2/15/2042	36,000	31,697
3.13%, 2/15/2043	45,000	38,946
3.13%, 8/15/2044	63,000	53,717
3.13%, 5/15/2048	90,000	74,756
3.25%, 5/15/2042	108,000	96,036
3.38%, 8/15/2042	90,000	81,239
3.38%, 5/15/2044	54,000	47,993
3.38%, 11/15/2048	108,000	93,589
3.63%, 8/15/2043	54,000	49,984
Security Description	Principal Amount	Value
3.63%, 2/15/2044	$54,000	$49,823
3.63%, 2/15/2053	135,000	122,766
3.63%, 5/15/2053	135,000	122,892
3.75%, 8/15/2041	36,000	34,695
3.75%, 11/15/2043	49,500	46,576
3.88%, 8/15/2040	36,000	35,460
3.88%, 2/15/2043	90,000	86,850
3.88%, 5/15/2043	90,000	86,667
4.00%, 11/15/2042	90,000	88,580
4.00%, 11/15/2052	135,000	131,393
4.13%, 8/15/2053	152,900	152,303
4.25%, 5/15/2039	36,000	37,204
4.25%, 11/15/2040	36,000	37,046
4.25%, 2/15/2054	161,900	165,037
4.25%, 8/15/2054	35,000	35,749
4.38%, 11/15/2039	36,000	37,654
4.38%, 5/15/2040	36,000	37,620
4.38%, 5/15/2041	36,000	37,547
4.38%, 8/15/2043	94,500	97,187
4.50%, 2/15/2036	27,000	28,911
4.50%, 8/15/2039	36,000	38,183
4.50%, 2/15/2044	99,000	103,300
4.63%, 2/15/2040	36,000	38,672
4.63%, 5/15/2044	16,900	17,917
4.63%, 5/15/2054	73,100	79,302
4.75%, 2/15/2041	36,000	39,206
4.75%, 11/15/2043	99,000	106,827
4.75%, 11/15/2053	152,900	168,931
U.S. Treasury Notes:
0.25%, 10/31/2025	126,000	121,113
0.38%, 11/30/2025	126,000	121,019
0.38%, 12/31/2025	135,000	129,315
0.38%, 1/31/2026	144,000	137,593
0.38%, 7/31/2027	108,000	98,769
0.38%, 9/30/2027	117,000	106,470
0.50%, 2/28/2026	144,000	137,526
0.50%, 4/30/2027	81,000	74,881
0.50%, 5/31/2027	81,000	74,697
0.50%, 6/30/2027	90,000	82,800
0.50%, 8/31/2027	90,000	82,399
0.50%, 10/31/2027	108,000	98,373
0.63%, 7/31/2026	135,000	127,754
0.63%, 3/31/2027	54,000	50,199
0.63%, 11/30/2027	117,000	106,744
0.63%, 12/31/2027	135,000	122,892
0.63%, 5/15/2030	188,900	160,403
0.63%, 8/15/2030	252,800	213,043
0.75%, 3/31/2026	135,000	129,110
0.75%, 4/30/2026	135,000	128,830
0.75%, 5/31/2026	144,000	137,154
0.75%, 8/31/2026	144,000	136,299
0.75%, 1/31/2028	144,000	131,310
0.88%, 6/30/2026	126,000	120,045
0.88%, 9/30/2026	135,000	127,870
0.88%, 11/15/2030	261,800	222,837

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.00%, 7/31/2028	$144,000	$130,770
1.13%, 10/31/2026	135,000	128,229
1.13%, 2/28/2027	36,000	33,953
1.13%, 2/29/2028	144,000	132,739
1.13%, 8/31/2028	144,000	131,164
1.13%, 2/15/2031	252,800	217,428
1.25%, 11/30/2026	144,000	136,935
1.25%, 12/31/2026	135,000	128,187
1.25%, 3/31/2028	135,000	124,748
1.25%, 4/30/2028	144,000	132,806
1.25%, 5/31/2028	144,000	132,536
1.25%, 6/30/2028	135,000	124,031
1.25%, 9/30/2028	144,000	131,591
1.25%, 8/15/2031	270,800	231,280
1.38%, 8/31/2026	54,000	51,732
1.38%, 10/31/2028	135,000	123,768
1.38%, 12/31/2028	135,000	123,388
1.38%, 11/15/2031	261,800	224,248
1.50%, 8/15/2026	126,000	121,068
1.50%, 1/31/2027	188,900	180,045
1.50%, 11/30/2028	135,000	124,211
1.50%, 2/15/2030	135,000	121,194
1.63%, 2/15/2026	126,000	122,343
1.63%, 5/15/2026	117,000	113,134
1.63%, 9/30/2026	45,000	43,269
1.63%, 10/31/2026	54,000	51,827
1.63%, 11/30/2026	54,000	51,756
1.63%, 8/15/2029	108,000	98,786
1.63%, 5/15/2031	252,800	222,898
1.75%, 12/31/2026	54,000	51,853
1.75%, 1/31/2029	126,000	116,816
1.75%, 11/15/2029	81,000	74,210
1.88%, 6/30/2026	54,000	52,342
1.88%, 7/31/2026	54,000	52,279
1.88%, 2/28/2027	126,000	121,009
1.88%, 2/28/2029	117,000	108,929
1.88%, 2/15/2032	248,300	219,280
2.00%, 11/15/2026	126,000	121,807
2.13%, 5/31/2026	63,000	61,388
2.25%, 11/15/2025	144,000	141,384
2.25%, 3/31/2026	63,000	61,612
2.25%, 2/15/2027	108,000	104,676
2.25%, 8/15/2027	108,000	104,093
2.25%, 11/15/2027	108,000	103,781
2.38%, 4/30/2026	45,000	44,063
2.38%, 5/15/2027	135,000	130,897
2.38%, 3/31/2029	117,000	111,150
2.38%, 5/15/2029	117,000	111,031
2.50%, 2/28/2026	63,000	61,878
2.50%, 3/31/2027	126,000	122,771
2.63%, 12/31/2025	54,000	53,186
2.63%, 1/31/2026	63,000	62,033
2.63%, 5/31/2027	117,000	114,157
2.63%, 2/15/2029	144,000	138,454
2.63%, 7/31/2029	90,000	86,196
Security Description	Principal Amount	Value
2.75%, 4/30/2027	$117,000	$114,596
2.75%, 7/31/2027	108,000	105,595
2.75%, 2/15/2028	144,000	140,198
2.75%, 5/31/2029	108,000	104,144
2.75%, 8/15/2032	243,800	227,877
2.88%, 11/30/2025	63,000	62,264
2.88%, 5/15/2028	152,900	149,245
2.88%, 8/15/2028	152,900	148,994
2.88%, 4/30/2029	108,000	104,785
2.88%, 5/15/2032	243,800	230,543
3.00%, 10/31/2025	45,000	44,554
3.13%, 8/31/2027	108,000	106,675
3.13%, 11/15/2028	144,000	141,491
3.13%, 8/31/2029	90,000	88,137
3.25%, 6/30/2027	108,000	107,089
3.25%, 6/30/2029	99,000	97,569
3.38%, 9/15/2027	130,000	129,340
3.38%, 5/15/2033	239,300	232,719
3.50%, 9/30/2026	25,000	24,930
3.50%, 1/31/2028	99,000	98,783
3.50%, 4/30/2028	99,000	98,760
3.50%, 9/30/2029	70,000	69,798
3.50%, 1/31/2030	90,000	89,564
3.50%, 4/30/2030	85,500	85,039
3.50%, 2/15/2033	243,800	239,610
3.63%, 5/15/2026	99,000	98,853
3.63%, 3/31/2028	99,000	99,209
3.63%, 5/31/2028	99,000	99,155
3.63%, 8/31/2029	70,000	70,219
3.63%, 3/31/2030	81,000	81,063
3.63%, 9/30/2031	50,000	49,906
3.75%, 4/15/2026	99,000	98,992
3.75%, 8/31/2026	100,000	100,145
3.75%, 8/15/2027	125,000	125,605
3.75%, 12/31/2028	135,000	135,918
3.75%, 5/31/2030	81,000	81,544
3.75%, 6/30/2030	81,000	81,532
3.75%, 12/31/2030	99,000	99,596
3.75%, 8/31/2031	100,000	100,547
3.88%, 1/15/2026	99,000	99,050
3.88%, 11/30/2027	99,000	99,866
3.88%, 12/31/2027	99,000	99,951
3.88%, 9/30/2029	90,000	91,153
3.88%, 11/30/2029	81,000	82,069
3.88%, 12/31/2029	81,000	82,063
3.88%, 8/15/2033	261,800	263,968
3.88%, 8/15/2034	135,000	135,970
4.00%, 12/15/2025	99,000	99,151
4.00%, 2/15/2026	99,000	99,259
4.00%, 1/15/2027	126,000	127,053
4.00%, 2/29/2028	99,000	100,361
4.00%, 6/30/2028	99,000	100,485
4.00%, 1/31/2029	144,000	146,452
4.00%, 7/31/2029	56,200	57,271
4.00%, 10/31/2029	85,500	87,096

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/28/2030	$85,500	$87,143
4.00%, 7/31/2030	85,500	87,177
4.00%, 1/31/2031	99,000	100,957
4.00%, 2/15/2034	288,800	293,809
4.13%, 6/15/2026	99,000	99,669
4.13%, 2/15/2027	126,000	127,457
4.13%, 9/30/2027	108,000	109,738
4.13%, 10/31/2027	99,000	100,578
4.13%, 7/31/2028	99,000	100,941
4.13%, 3/31/2029	161,900	165,606
4.13%, 8/31/2030	90,000	92,363
4.13%, 3/31/2031	103,500	106,330
4.13%, 7/31/2031	84,300	86,671
4.13%, 11/15/2032	234,800	241,550
4.25%, 10/15/2025	99,000	99,294
4.25%, 12/31/2025	135,000	135,617
4.25%, 1/31/2026	144,000	144,765
4.25%, 3/15/2027	135,000	137,099
4.25%, 2/28/2029	152,900	157,164
4.25%, 6/30/2029	45,000	46,322
4.25%, 2/28/2031	99,000	102,395
4.25%, 6/30/2031	78,700	81,491
4.38%, 7/31/2026	22,500	22,772
4.38%, 8/15/2026	99,000	100,249
4.38%, 12/15/2026	126,000	128,008
4.38%, 7/15/2027	28,100	28,691
4.38%, 8/31/2028	108,000	111,122
4.38%, 11/30/2028	135,000	139,145
4.38%, 11/30/2030	90,000	93,635
4.38%, 5/15/2034	213,700	223,851
4.50%, 11/15/2025	99,000	99,634
4.50%, 3/31/2026	161,900	163,601
4.50%, 7/15/2026	99,000	100,373
4.50%, 4/15/2027	144,000	147,139
4.50%, 5/15/2027	84,300	86,203
4.50%, 5/31/2029	135,000	140,411
4.50%, 11/15/2033	275,300	290,786
4.63%, 2/28/2026	152,900	154,608
4.63%, 3/15/2026	99,000	100,191
4.63%, 6/30/2026	56,200	57,065
Security Description	Principal Amount	Value
4.63%, 9/15/2026	$108,000	$109,941
4.63%, 10/15/2026	108,000	110,050
4.63%, 11/15/2026	117,000	119,331
4.63%, 6/15/2027	28,100	28,860
4.63%, 9/30/2028	117,000	121,543
4.63%, 4/30/2029	170,900	178,484
4.63%, 9/30/2030	90,000	94,795
4.63%, 4/30/2031	108,000	114,109
4.63%, 5/31/2031	84,300	89,081
4.88%, 11/30/2025	135,000	136,482
4.88%, 4/30/2026	170,900	173,824
4.88%, 5/31/2026	56,200	57,236
4.88%, 10/31/2028	126,000	132,172
4.88%, 10/31/2030	90,000	96,061
5.00%, 10/31/2025	126,000	127,388
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,884,383)		27,841,659
	Shares
SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (a) (b) (Cost $166,533)	166,533	166,533
TOTAL INVESTMENTS — 99.4% (Cost $27,050,916)		28,008,192
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		165,653
NET ASSETS — 100.0%		$28,173,845
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2024.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$27,841,659	$—	$27,841,659
Short-Term Investment	166,533	—	—	166,533
TOTAL INVESTMENTS	$166,533	$27,841,659	$—	$28,008,192
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	235,074	$235,074	$621,212	$689,753	$—	$—	166,533	$166,533	$1,029
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.1%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$977,324	$878,102
1.50%, 12/1/2035	3,489,779	3,134,137
1.50%, 2/1/2036	2,915,192	2,617,368
1.50%, 4/1/2036	1,647,433	1,474,521
1.50%, 5/1/2036	347,177	310,658
1.50%, 6/1/2036	898,685	810,920
1.50%, 7/1/2036	726,585	649,819
1.50%, 12/1/2036	910,771	813,491
1.50%, 3/1/2037	11,209,886	10,003,407
1.50%, 4/1/2037	8,402,536	7,498,202
1.50%, 5/1/2041	3,826,099	3,230,921
1.50%, 1/1/2042	1,636,235	1,381,706
1.50%, 12/1/2050	2,282,525	1,805,212
1.50%, 2/1/2051	7,877,880	6,225,578
1.50%, 5/1/2051	2,419,981	1,910,388
1.50%, 6/1/2051	14,041,125	11,083,295
1.50%, 10/1/2051	8,850,951	6,983,710
1.50%, 11/1/2051	2,166,551	1,709,317
1.50%, 3/1/2052	2,137,562	1,686,435
2.00%, 3/1/2028	117,074	113,635
2.00%, 2/1/2032	1,395,531	1,318,854
2.00%, 7/1/2035	941,872	868,926
2.00%, 8/1/2035	1,054,080	976,706
2.00%, 9/1/2035	12,099,482	11,174,685
2.00%, 10/1/2035	169,503	156,642
2.00%, 11/1/2035	5,544,769	5,116,383
2.00%, 1/1/2036	977,101	899,621
2.00%, 4/1/2036	3,780,303	3,468,987
2.00%, 6/1/2036	1,190,179	1,093,069
2.00%, 8/1/2036	1,233,118	1,131,150
2.00%, 9/1/2036	5,759,114	5,292,577
2.00%, 10/1/2036	2,963,293	2,716,581
2.00%, 11/1/2036	354,797	325,208
2.00%, 12/1/2036	21,811,317	19,988,968
2.00%, 1/1/2037	5,427,956	4,973,610
2.00%, 2/1/2037	2,204,942	2,022,418
2.00%, 3/1/2037	734,301	674,314
2.00%, 4/1/2037	5,853,345	5,360,512
2.00%, 6/1/2037	3,324,754	3,064,188
2.00%, 5/1/2041	2,972,337	2,586,631
2.00%, 7/1/2041	5,242,548	4,562,248
2.00%, 8/1/2041	7,673,387	6,677,649
2.00%, 3/1/2042	2,075,473	1,805,049
2.00%, 4/1/2042	1,597,766	1,389,585
2.00%, 8/1/2050	5,728,341	4,771,511
2.00%, 9/1/2050	14,838,528	12,396,678
2.00%, 10/1/2050	10,444,683	8,695,664
2.00%, 11/1/2050	18,656,147	15,524,747
2.00%, 12/1/2050	22,751,720	18,938,052
2.00%, 1/1/2051	33,791,314	28,101,173
2.00%, 2/1/2051	34,528,169	28,768,942
Security Description	Principal Amount	Value
2.00%, 3/1/2051	$9,502,609	$7,891,020
2.00%, 4/1/2051	34,320,176	28,504,090
2.00%, 5/1/2051	8,682,564	7,257,901
2.00%, 6/1/2051	1,781,755	1,483,231
2.00%, 7/1/2051	652,764	542,190
2.00%, 8/1/2051	5,322,157	4,411,595
2.00%, 9/1/2051	40,683,135	33,762,049
2.00%, 10/1/2051	7,906,857	6,557,501
2.00%, 11/1/2051	53,029,213	43,896,576
2.00%, 12/1/2051	2,910,030	2,424,378
2.00%, 1/1/2052	744,362	617,515
2.00%, 2/1/2052	47,419,890	39,248,085
2.00%, 3/1/2052	17,438,580	14,448,667
2.00%, 6/1/2052	2,688,109	2,222,815
2.50%, 4/1/2027	130,052	127,628
2.50%, 9/1/2027	99,071	97,086
2.50%, 10/1/2027	43,339	42,449
2.50%, 1/1/2028	161,581	158,270
2.50%, 4/1/2028	62,371	60,936
2.50%, 5/1/2028	56,271	55,142
2.50%, 6/1/2028	34,491	33,686
2.50%, 10/1/2029	13,359	12,973
2.50%, 1/1/2031	56,358	54,398
2.50%, 6/1/2031	284,908	274,067
2.50%, 10/1/2031	363,327	348,747
2.50%, 9/1/2032	677,119	651,125
2.50%, 11/1/2032	70,777	67,660
2.50%, 2/1/2033	55,419	52,989
2.50%, 4/1/2033	1,926,072	1,839,862
2.50%, 12/1/2033	1,382,291	1,321,004
2.50%, 1/1/2035	1,289,684	1,222,984
2.50%, 2/1/2035	415,393	390,406
2.50%, 4/1/2035	362,027	341,786
2.50%, 5/1/2035	1,188,189	1,121,393
2.50%, 7/1/2035	4,169,791	3,956,112
2.50%, 8/1/2035	2,370,283	2,234,846
2.50%, 9/1/2035	1,924,386	1,813,834
2.50%, 10/1/2035	899,568	847,890
2.50%, 11/1/2035	1,167,984	1,100,167
2.50%, 12/1/2035	473,884	446,223
2.50%, 1/1/2036	606,418	570,834
2.50%, 4/1/2036	466,563	438,864
2.50%, 7/1/2036	1,729,945	1,625,644
2.50%, 10/1/2036	673,677	632,438
2.50%, 1/1/2037	3,662,252	3,435,812
2.50%, 3/1/2037	926,683	872,280
2.50%, 4/1/2037	3,034,243	2,849,823
2.50%, 6/1/2037	3,897,185	3,670,903
2.50%, 2/1/2040	2,393,441	2,166,191
2.50%, 5/1/2040	100,968	91,133
2.50%, 8/1/2040	576,950	520,750
2.50%, 9/1/2040	2,643,387	2,385,898
2.50%, 6/1/2041	398,918	359,215
2.50%, 12/1/2041	2,531,704	2,279,729
2.50%, 4/1/2042	3,094,824	2,781,242

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 4/1/2043	$55,455	$49,693
2.50%, 9/1/2046	82,734	73,385
2.50%, 1/1/2050	46,634	40,691
2.50%, 4/1/2050	1,006,834	884,491
2.50%, 5/1/2050	1,980,521	1,728,380
2.50%, 6/1/2050	9,616,324	8,428,139
2.50%, 7/1/2050	1,472,780	1,292,929
2.50%, 8/1/2050	8,932,943	7,776,258
2.50%, 9/1/2050	17,505,276	15,370,291
2.50%, 10/1/2050	46,217,446	40,513,686
2.50%, 11/1/2050	8,313,299	7,229,123
2.50%, 12/1/2050	12,773,864	11,104,008
2.50%, 1/1/2051	19,720,185	17,188,940
2.50%, 2/1/2051	142,208	123,530
2.50%, 3/1/2051	2,196,338	1,907,862
2.50%, 4/1/2051	2,980,200	2,573,726
2.50%, 6/1/2051	7,974,921	6,881,577
2.50%, 8/1/2051	7,839,464	6,796,518
2.50%, 9/1/2051	48,041,378	41,729,092
2.50%, 10/1/2051	11,834,362	10,270,204
2.50%, 11/1/2051	33,984,815	29,431,967
2.50%, 12/1/2051	16,201,356	14,039,480
2.50%, 1/1/2052	3,234,943	2,792,822
2.50%, 2/1/2052	10,288,498	8,882,492
2.50%, 3/1/2052	11,217,090	9,710,187
2.50%, 4/1/2052	41,639,594	36,239,488
2.50%, 5/1/2052	3,302,638	2,851,256
2.50%, 7/1/2052	3,496,540	3,028,118
3.00%, 10/1/2026	26,910	26,555
3.00%, 11/1/2026	51,134	50,395
3.00%, 3/1/2027	335,827	331,162
3.00%, 6/1/2027	39,325	38,754
3.00%, 10/1/2028	30,386	29,951
3.00%, 2/1/2029	11,770	11,567
3.00%, 7/1/2029	20,355	19,967
3.00%, 8/1/2029	61,264	60,093
3.00%, 9/1/2029	14,193	13,919
3.00%, 10/1/2030	76,506	74,716
3.00%, 11/1/2030	99,957	97,571
3.00%, 12/1/2030	333,890	325,763
3.00%, 2/1/2031	289,680	282,167
3.00%, 8/1/2031	74,986	72,950
3.00%, 11/1/2031	74,474	72,977
3.00%, 2/1/2032	59,199	57,580
3.00%, 5/1/2032	190,383	184,971
3.00%, 6/1/2032	149,360	145,085
3.00%, 7/1/2032	71,952	69,876
3.00%, 10/1/2032	97,811	94,917
3.00%, 12/1/2032	1,740,330	1,688,148
3.00%, 1/1/2033	64,153	62,324
3.00%, 2/1/2033	84,814	82,310
3.00%, 3/1/2033	1,587,886	1,542,800
3.00%, 4/1/2033	2,148,939	2,095,357
3.00%, 5/1/2033	52,242	50,788
3.00%, 7/1/2033	564,637	548,862
Security Description	Principal Amount	Value
3.00%, 9/1/2034	$1,266,163	$1,225,502
3.00%, 1/1/2035	1,854,295	1,794,784
3.00%, 4/1/2035	181,459	174,165
3.00%, 6/1/2035	205,501	197,102
3.00%, 7/1/2035	3,601,844	3,482,659
3.00%, 12/1/2035	5,520,819	5,339,768
3.00%, 4/1/2036	142,741	136,651
3.00%, 8/1/2036	267,835	258,170
3.00%, 9/1/2036	153,741	147,613
3.00%, 11/1/2037	2,377,011	2,279,056
3.00%, 1/1/2038	90,343	85,426
3.00%, 2/1/2038	555,248	527,934
3.00%, 11/1/2039	73,390	68,627
3.00%, 4/1/2042	2,668,366	2,470,102
3.00%, 6/1/2042	1,573,645	1,452,644
3.00%, 8/1/2042	119,356	110,179
3.00%, 9/1/2042	90,362	83,414
3.00%, 11/1/2042	736,903	684,715
3.00%, 1/1/2043	336,543	310,999
3.00%, 2/1/2043	496,223	458,688
3.00%, 3/1/2043	146,433	135,392
3.00%, 4/1/2043	1,250,405	1,154,555
3.00%, 5/1/2043	642,993	596,596
3.00%, 6/1/2043	37,342	34,527
3.00%, 7/1/2043	65,617	60,669
3.00%, 8/1/2043	40,743	37,671
3.00%, 9/1/2043	41,550	38,418
3.00%, 10/1/2043	42,522	39,316
3.00%, 12/1/2044	83,208	76,488
3.00%, 1/1/2045	333,005	306,431
3.00%, 6/1/2045	338,450	311,130
3.00%, 7/1/2045	442,798	406,486
3.00%, 8/1/2045	372,678	344,392
3.00%, 5/1/2046	95,925	87,902
3.00%, 6/1/2046	1,927,665	1,779,811
3.00%, 7/1/2046	5,000,793	4,584,650
3.00%, 8/1/2046	917,990	840,427
3.00%, 9/1/2046	1,746,620	1,594,095
3.00%, 10/1/2046	641,176	588,027
3.00%, 11/1/2046	141,102	129,301
3.00%, 12/1/2046	3,257,762	2,984,180
3.00%, 1/1/2047	666,403	610,215
3.00%, 2/1/2047	6,352,874	5,802,174
3.00%, 5/1/2047	681,553	627,584
3.00%, 7/1/2047	708,744	648,911
3.00%, 12/1/2047	221,214	202,372
3.00%, 1/1/2048	975,660	892,560
3.00%, 2/1/2048	85,720	78,419
3.00%, 3/1/2048	513,443	469,712
3.00%, 10/1/2048	507,052	463,864
3.00%, 5/1/2049	87,444	79,438
3.00%, 7/1/2049	48,848	44,376
3.00%, 8/1/2049	1,094,778	994,542
3.00%, 9/1/2049	868,490	788,972
3.00%, 10/1/2049	2,123,270	1,936,554

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 12/1/2049	$436,723	$397,939
3.00%, 1/1/2050	1,110,031	1,009,629
3.00%, 2/1/2050	10,508,046	9,570,890
3.00%, 3/1/2050	928,826	846,341
3.00%, 4/1/2050	6,439,090	5,854,219
3.00%, 5/1/2050	355,994	324,864
3.00%, 8/1/2050	2,492,436	2,278,090
3.00%, 9/1/2050	4,831,813	4,359,053
3.00%, 11/1/2050	3,831,363	3,459,408
3.00%, 1/1/2051	1,907,739	1,730,557
3.00%, 4/1/2051	1,436,863	1,300,189
3.00%, 5/1/2051	5,721,608	5,185,036
3.00%, 6/1/2051	16,938,181	15,316,537
3.00%, 7/1/2051	1,566,469	1,416,012
3.00%, 10/1/2051	3,245,204	2,931,498
3.00%, 11/1/2051	1,548,686	1,398,020
3.00%, 12/1/2051	5,295,993	4,776,080
3.00%, 1/1/2052	7,434,913	6,704,308
3.00%, 2/1/2052	10,381,984	9,370,874
3.00%, 3/1/2052	21,838,404	19,648,991
3.00%, 4/1/2052	10,833,208	9,779,024
3.00%, 5/1/2052	3,027,347	2,734,763
3.00%, 6/1/2052	4,591,851	4,153,541
3.00%, 8/1/2052	18,015,620	16,185,603
3.50%, 2/1/2026	11,556	11,460
3.50%, 10/1/2026	20,314	20,129
3.50%, 1/1/2029	9,752	9,660
3.50%, 3/1/2029	216,960	214,525
3.50%, 4/1/2029	75,759	74,909
3.50%, 6/1/2029	17,523	17,346
3.50%, 8/1/2029	9,541	9,446
3.50%, 9/1/2029	224,367	221,909
3.50%, 2/1/2030	6,554	6,479
3.50%, 1/1/2034	60,019	59,175
3.50%, 3/1/2034	193,226	189,910
3.50%, 8/1/2034	67,997	66,830
3.50%, 7/1/2035	92,855	90,722
3.50%, 7/1/2038	2,092,932	2,050,497
3.50%, 2/1/2039	38,216	36,948
3.50%, 3/1/2039	121,106	116,975
3.50%, 4/1/2039	68,326	65,917
3.50%, 2/1/2040	1,134,459	1,102,965
3.50%, 10/1/2041	480,228	458,345
3.50%, 2/1/2042	306,393	292,380
3.50%, 7/1/2042	10,580	10,097
3.50%, 8/1/2042	425,477	407,591
3.50%, 9/1/2042	105,685	100,752
3.50%, 3/1/2043	61,589	58,750
3.50%, 5/1/2043	164,037	156,480
3.50%, 8/1/2043	860,644	820,066
3.50%, 11/1/2043	25,169	24,009
3.50%, 12/1/2043	444,756	427,831
3.50%, 1/1/2044	269,888	257,291
3.50%, 5/1/2044	78,428	74,543
3.50%, 6/1/2044	44,322	42,174
Security Description	Principal Amount	Value
3.50%, 8/1/2044	$60,646	$57,663
3.50%, 10/1/2044	327,078	311,226
3.50%, 11/1/2044	34,813	33,126
3.50%, 12/1/2044	236,450	224,846
3.50%, 1/1/2045	438,969	417,244
3.50%, 2/1/2045	81,418	77,472
3.50%, 3/1/2045	171,331	163,215
3.50%, 7/1/2045	77,963	74,150
3.50%, 8/1/2045	78,518	74,613
3.50%, 10/1/2045	74,327	70,631
3.50%, 11/1/2045	152,480	144,793
3.50%, 12/1/2045	474,358	449,835
3.50%, 1/1/2046	439,149	417,341
3.50%, 3/1/2046	605,758	575,378
3.50%, 5/1/2046	193,304	183,080
3.50%, 7/1/2046	2,719,687	2,596,855
3.50%, 12/1/2046	236,463	224,057
3.50%, 2/1/2047	3,293,514	3,121,026
3.50%, 6/1/2047	1,184,278	1,123,668
3.50%, 7/1/2047	136,250	128,659
3.50%, 8/1/2047	121,301	114,674
3.50%, 9/1/2047	2,713,413	2,562,014
3.50%, 10/1/2047	812,546	768,012
3.50%, 11/1/2047	1,495,680	1,429,792
3.50%, 12/1/2047	155,026	146,556
3.50%, 2/1/2048	742,707	701,341
3.50%, 3/1/2048	4,197,931	3,949,178
3.50%, 5/1/2048	162,650	153,987
3.50%, 6/1/2048	105,059	99,242
3.50%, 7/1/2048	1,306,802	1,233,037
3.50%, 11/1/2048	571,919	542,376
3.50%, 2/1/2049	1,824,347	1,722,705
3.50%, 3/1/2049	1,232,945	1,163,025
3.50%, 4/1/2049	453,108	426,307
3.50%, 6/1/2049	93,183	87,665
3.50%, 7/1/2049	680,042	639,767
3.50%, 8/1/2049	1,182,409	1,117,087
3.50%, 9/1/2049	1,537,890	1,453,809
3.50%, 10/1/2049	562,520	531,523
3.50%, 12/1/2049	21,327,270	20,237,590
3.50%, 1/1/2050	15,389,688	14,460,119
3.50%, 5/1/2050	1,488,153	1,399,990
3.50%, 6/1/2050	313,877	295,380
3.50%, 5/1/2051	459,580	430,503
3.50%, 6/1/2051	1,431,693	1,341,305
3.50%, 7/1/2051	155,489	145,661
3.50%, 9/1/2051	406,564	380,802
3.50%, 11/1/2051	2,961,661	2,785,296
3.50%, 2/1/2052	1,204,029	1,127,429
3.50%, 3/1/2052	9,223,995	8,588,529
3.50%, 4/1/2052	2,532,152	2,359,874
3.50%, 5/1/2052	683,365	636,819
3.50%, 7/1/2052	1,317,600	1,233,910
3.50%, 9/1/2052	28,750,604	26,785,621
3.50%, 11/1/2052	10,083,257	9,392,546

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/1/2025	$7,402	$7,358
4.00%, 2/1/2027	18,955	18,856
4.00%, 11/1/2033	22,618	22,637
4.00%, 6/1/2035	51,928	51,704
4.00%, 4/1/2038	1,436,838	1,427,942
4.00%, 10/1/2039	201,186	197,844
4.00%, 10/1/2040	417,272	410,785
4.00%, 12/1/2040	154,010	151,884
4.00%, 1/1/2041	264,168	260,044
4.00%, 2/1/2041	26,203	25,794
4.00%, 12/1/2041	30,333	29,909
4.00%, 2/1/2042	83,967	82,705
4.00%, 4/1/2042	15,094	14,883
4.00%, 6/1/2042	55,156	54,359
4.00%, 10/1/2043	77,288	76,208
4.00%, 12/1/2043	481,826	477,557
4.00%, 5/1/2044	33,043	32,390
4.00%, 7/1/2044	108,000	105,810
4.00%, 8/1/2044	57,220	56,028
4.00%, 10/1/2044	52,780	51,737
4.00%, 11/1/2044	250,105	244,893
4.00%, 12/1/2044	14,393	14,108
4.00%, 2/1/2045	281,952	275,910
4.00%, 4/1/2045	18,570	18,193
4.00%, 5/1/2045	631,933	620,729
4.00%, 9/1/2045	60,734	59,432
4.00%, 10/1/2045	341,281	334,033
4.00%, 11/1/2045	200,561	196,263
4.00%, 12/1/2045	152,244	149,091
4.00%, 1/1/2046	361,023	354,048
4.00%, 2/1/2046	1,200,536	1,174,809
4.00%, 9/1/2046	92,266	90,790
4.00%, 12/1/2046	135,184	132,287
4.00%, 1/1/2047	1,992,177	1,945,725
4.00%, 2/1/2047	877,699	856,413
4.00%, 5/1/2047	60,557	58,957
4.00%, 6/1/2047	67,144	65,441
4.00%, 7/1/2047	255,098	248,870
4.00%, 8/1/2047	130,753	127,436
4.00%, 9/1/2047	65,650	63,985
4.00%, 11/1/2047	144,356	141,160
4.00%, 12/1/2047	72,868	71,020
4.00%, 2/1/2048	490,556	477,591
4.00%, 3/1/2048	127,813	124,435
4.00%, 4/1/2048	109,291	106,382
4.00%, 5/1/2048	94,663	92,144
4.00%, 6/1/2048	1,602,544	1,571,773
4.00%, 7/1/2048	98,202	95,589
4.00%, 9/1/2048	880,544	856,175
4.00%, 10/1/2048	969,734	940,767
4.00%, 11/1/2048	506,685	494,458
4.00%, 12/1/2048	634,651	621,051
4.00%, 1/1/2049	813,513	800,344
4.00%, 3/1/2049	1,405,282	1,365,733
4.00%, 4/1/2049	1,615,732	1,574,800
Security Description	Principal Amount	Value
4.00%, 6/1/2049	$448,445	$435,751
4.00%, 7/1/2049	948,149	922,404
4.00%, 8/1/2049	141,758	137,745
4.00%, 9/1/2049	357,635	347,511
4.00%, 12/1/2049	53,832	52,308
4.00%, 1/1/2050	1,117,110	1,085,489
4.00%, 4/1/2050	119,054	115,492
4.00%, 5/1/2050	233,887	226,889
4.00%, 6/1/2050	316,587	307,114
4.00%, 7/1/2050	506,583	492,901
4.00%, 2/1/2051	9,130,898	8,872,436
4.00%, 4/1/2052	1,029,611	990,224
4.00%, 5/1/2052	636,196	611,760
4.00%, 7/1/2052	2,893,151	2,782,028
4.00%, 8/1/2052	17,749,254	17,085,275
4.00%, 10/1/2052	10,822,520	10,407,533
4.00%, 11/1/2052	6,925,548	6,651,596
4.00%, 1/1/2053	3,982,153	3,824,016
4.00%, 5/1/2053	5,719,432	5,497,607
4.00%, 1/1/2054	994,310	954,979
4.50%, 2/1/2039	28,887	29,145
4.50%, 7/1/2041	53,859	54,257
4.50%, 9/1/2041	13,529	13,629
4.50%, 10/1/2041	118,681	119,669
4.50%, 1/1/2043	1,562,019	1,561,567
4.50%, 10/1/2043	37,302	37,538
4.50%, 3/1/2044	41,186	41,350
4.50%, 7/1/2044	147,805	148,394
4.50%, 8/1/2044	246,168	247,458
4.50%, 9/1/2044	98,958	99,941
4.50%, 10/1/2044	49,248	49,391
4.50%, 7/1/2045	142,272	143,457
4.50%, 8/1/2045	15,642	15,687
4.50%, 3/1/2046	156,520	157,310
4.50%, 8/1/2046	95,423	96,029
4.50%, 3/1/2047	213,249	213,630
4.50%, 7/1/2047	225,589	226,487
4.50%, 12/1/2047	107,345	107,473
4.50%, 6/1/2048	708,682	709,365
4.50%, 7/1/2048	37,916	37,844
4.50%, 8/1/2048	114,550	114,210
4.50%, 9/1/2048	1,299,420	1,296,748
4.50%, 11/1/2048	20,865	20,825
4.50%, 1/1/2049	1,070,971	1,070,179
4.50%, 3/1/2049	2,356,080	2,358,784
4.50%, 4/1/2049	103,557	103,122
4.50%, 5/1/2049	229,274	228,312
4.50%, 8/1/2049	3,048,729	3,031,846
4.50%, 9/1/2049	398,007	396,335
4.50%, 2/1/2050	413,044	411,309
4.50%, 4/1/2050	598,216	593,090
4.50%, 6/1/2052	4,224,250	4,160,082
4.50%, 7/1/2052	225,167	223,312
4.50%, 9/1/2052	309,531	307,341
4.50%, 10/1/2052	16,066,107	15,814,463

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 11/1/2052	$5,109,518	$5,028,697
4.50%, 12/1/2052	2,180,556	2,145,727
4.50%, 1/1/2053	6,170,780	6,072,216
4.50%, 5/1/2053	8,726,214	8,578,513
5.00%, 12/1/2033	139,444	142,752
5.00%, 2/1/2038	869,144	880,559
5.00%, 9/1/2038	13,905	14,327
5.00%, 9/1/2039	57,279	59,003
5.00%, 12/1/2039	189,707	195,223
5.00%, 1/1/2040	87,863	90,417
5.00%, 12/1/2041	37,496	38,588
5.00%, 12/1/2044	136,712	140,458
5.00%, 7/1/2048	116,255	118,065
5.00%, 8/1/2048	579,302	587,675
5.00%, 9/1/2048	1,393,562	1,412,931
5.00%, 5/1/2049	918,940	931,918
5.00%, 9/1/2049	4,518,167	4,603,048
5.00%, 10/1/2049	1,596,329	1,618,415
5.00%, 11/1/2049	636,988	646,695
5.00%, 3/1/2050	1,329,158	1,349,414
5.00%, 7/1/2050	957,871	971,727
5.00%, 7/1/2052	1,471,045	1,477,378
5.00%, 8/1/2052	1,294,843	1,312,407
5.00%, 9/1/2052	11,528,263	11,543,427
5.00%, 10/1/2052	11,981,049	12,017,314
5.00%, 12/1/2052	7,977,334	8,054,667
5.00%, 2/1/2053	16,432,150	16,428,344
5.00%, 4/1/2053	2,787,454	2,789,059
5.00%, 7/1/2053	17,156,375	17,144,978
5.00%, 9/1/2053	2,381,636	2,412,023
5.00%, 12/1/2053	5,127,004	5,123,598
5.50%, 9/1/2035	2,810	2,930
5.50%, 12/1/2036	7,580	7,944
5.50%, 7/1/2037	72,072	75,532
5.50%, 4/1/2038	33,227	34,861
5.50%, 5/1/2038	2,271	2,383
5.50%, 8/1/2038	92,925	97,385
5.50%, 11/1/2052	577,859	585,894
5.50%, 12/1/2052	2,927,436	2,995,556
5.50%, 2/1/2053	21,306,022	21,588,034
5.50%, 3/1/2053	2,418,196	2,483,279
5.50%, 4/1/2053	444,330	452,322
5.50%, 5/1/2053	2,592,305	2,648,002
5.50%, 7/1/2053	30,649,477	31,028,741
5.50%, 8/1/2053	229,490	232,316
5.50%, 9/1/2053	2,968,119	3,027,884
5.50%, 3/1/2054	42,653,434	43,155,324
5.50%, 6/1/2054	998,142	1,011,257
6.00%, 10/1/2038	398,889	410,574
6.00%, 7/1/2040	185,327	198,043
6.00%, 10/1/2052	2,120,756	2,179,509
6.00%, 12/1/2052	438,216	448,533
6.00%, 3/1/2053	1,629,910	1,700,157
6.00%, 4/1/2053	1,010,802	1,042,073
6.00%, 8/1/2053	6,730,422	6,878,714
Security Description	Principal Amount	Value
6.00%, 9/1/2053	$8,128,649	$8,415,426
6.00%, 10/1/2053	2,308,485	2,379,460
6.00%, 11/1/2053	27,830,535	28,480,640
6.00%, 12/1/2053	15,647,987	15,992,760
6.00%, 6/1/2054	23,849,196	24,462,275
6.00%, 8/1/2054	32,901,167	33,625,043
6.50%, 1/1/2053	5,184,371	5,356,236
6.50%, 2/1/2053	1,125,400	1,173,245
6.50%, 5/1/2053	437,944	456,623
6.50%, 6/1/2053	2,137,408	2,203,233
6.50%, 10/1/2053	18,490,445	19,059,885
6.50%, 11/1/2053	1,216,714	1,254,184
6.50%, 12/1/2053	10,337,856	10,821,063
6.50%, 2/1/2054	4,473,947	4,664,772
7.00%, 1/1/2054	12,749,477	13,235,425
Federal National Mortgage Association:
1.50%, 10/1/2035	1,220,609	1,096,688
1.50%, 11/1/2035	2,367,870	2,131,024
1.50%, 12/1/2035	1,919,313	1,729,461
1.50%, 1/1/2036	1,808,461	1,623,813
1.50%, 2/1/2036	5,647,162	5,074,546
1.50%, 3/1/2036	657,220	588,391
1.50%, 4/1/2036	1,002,408	897,250
1.50%, 6/1/2036	812,637	726,967
1.50%, 7/1/2036	2,351,298	2,102,876
1.50%, 8/1/2036	482,532	431,439
1.50%, 10/1/2036	859,778	768,343
1.50%, 11/1/2036	2,142,350	1,930,456
1.50%, 12/1/2036	329,654	294,443
1.50%, 1/1/2037	31,858,292	28,448,115
1.50%, 3/1/2037	23,865,601	21,297,033
1.50%, 4/1/2037	2,513,332	2,242,831
1.50%, 5/1/2041	4,619,504	3,900,905
1.50%, 10/1/2041	1,600,063	1,351,161
1.50%, 1/1/2042	4,167,203	3,518,963
1.50%, 12/1/2050	17,711,177	13,999,190
1.50%, 1/1/2051	6,205,647	4,904,078
1.50%, 2/1/2051	5,130,549	4,060,906
1.50%, 3/1/2051	7,824,888	6,178,359
1.50%, 5/1/2051	816,348	644,444
1.50%, 6/1/2051	1,295,316	1,030,706
1.50%, 7/1/2051	4,219,460	3,330,610
1.50%, 9/1/2051	4,390,328	3,465,755
1.50%, 10/1/2051	17,795,350	14,041,154
1.50%, 11/1/2051	10,887,968	8,590,144
1.50%, 3/1/2052	1,869,735	1,475,133
1.50%, 4/1/2052	6,499,209	5,129,112
2.00%, 2/1/2028	238,732	232,080
2.00%, 11/1/2031	60,559	57,326
2.00%, 2/1/2032	488,942	462,196
2.00%, 4/1/2035	183,789	169,725
2.00%, 5/1/2035	1,038,479	958,691
2.00%, 7/1/2035	161,462	148,908
2.00%, 8/1/2035	3,396,734	3,151,184

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 9/1/2035	$11,057,184	$10,213,549
2.00%, 10/1/2035	8,933,372	8,247,803
2.00%, 11/1/2035	2,667,776	2,457,876
2.00%, 12/1/2035	8,119,855	7,480,406
2.00%, 1/1/2036	3,160,676	2,913,740
2.00%, 2/1/2036	4,361,925	4,025,543
2.00%, 3/1/2036	2,212,076	2,041,311
2.00%, 4/1/2036	3,741,349	3,450,499
2.00%, 5/1/2036	18,021,267	16,585,441
2.00%, 7/1/2036	5,040,241	4,625,245
2.00%, 9/1/2036	347,298	318,014
2.00%, 10/1/2036	1,933,019	1,769,883
2.00%, 11/1/2036	1,205,084	1,104,585
2.00%, 12/1/2036	24,467,464	22,423,192
2.00%, 2/1/2037	1,689,848	1,549,442
2.00%, 3/1/2037	4,736,985	4,343,669
2.00%, 4/1/2037	1,099,394	1,009,179
2.00%, 5/1/2037	4,510,322	4,125,711
2.00%, 6/1/2037	2,037,953	1,871,853
2.00%, 8/1/2040	546,042	476,068
2.00%, 10/1/2040	2,667,771	2,336,872
2.00%, 11/1/2040	5,643,554	4,920,344
2.00%, 12/1/2040	3,218,765	2,806,287
2.00%, 1/1/2041	7,943,276	6,925,362
2.00%, 5/1/2041	1,481,283	1,289,064
2.00%, 6/1/2041	525,768	457,542
2.00%, 10/1/2041	6,091,820	5,301,314
2.00%, 11/1/2041	7,218,916	6,282,153
2.00%, 12/1/2041	860,072	748,446
2.00%, 2/1/2042	3,394,389	2,953,916
2.00%, 4/1/2042	2,656,334	2,310,226
2.00%, 5/1/2042	5,128,974	4,460,693
2.00%, 8/1/2042	4,750,125	4,133,725
2.00%, 6/1/2050	2,282,283	1,902,301
2.00%, 7/1/2050	11,541,421	9,688,056
2.00%, 8/1/2050	4,564,894	3,833,448
2.00%, 9/1/2050	15,334,548	12,840,371
2.00%, 10/1/2050	21,342,730	17,788,367
2.00%, 11/1/2050	41,774,251	34,975,993
2.00%, 12/1/2050	21,061,176	17,576,193
2.00%, 1/1/2051	61,553,825	51,376,247
2.00%, 2/1/2051	52,797,417	44,192,983
2.00%, 3/1/2051	50,001,710	41,651,192
2.00%, 4/1/2051	33,031,961	27,453,782
2.00%, 5/1/2051	34,692,839	28,909,473
2.00%, 6/1/2051	19,243,003	15,902,203
2.00%, 7/1/2051	68,107,791	56,587,541
2.00%, 8/1/2051	7,263,062	6,023,784
2.00%, 9/1/2051	34,213,028	28,370,866
2.00%, 10/1/2051	21,074,951	17,454,620
2.00%, 11/1/2051	81,655,766	67,731,449
2.00%, 12/1/2051	1,211,122	1,009,169
2.00%, 1/1/2052	9,023,206	7,465,445
2.00%, 2/1/2052	97,419,529	80,603,739
2.00%, 3/1/2052	5,239,931	4,332,934
Security Description	Principal Amount	Value
2.00%, 4/1/2052	$4,442,990	$3,673,938
2.00%, 5/1/2052	1,830,921	1,515,400
2.00%, 10/1/2052	2,365,708	1,956,219
2.50%, 12/1/2027	303,081	296,509
2.50%, 3/1/2028	54,504	53,248
2.50%, 5/1/2028	145,232	141,814
2.50%, 7/1/2028	104,824	102,246
2.50%, 8/1/2028	48,642	47,445
2.50%, 9/1/2028	584,098	571,536
2.50%, 10/1/2028	22,634	22,090
2.50%, 12/1/2028	665,158	650,064
2.50%, 3/1/2029	117,896	115,208
2.50%, 6/1/2029	1,916,312	1,874,739
2.50%, 8/1/2029	117,467	114,861
2.50%, 2/1/2030	20,358	19,723
2.50%, 4/1/2030	102,961	99,747
2.50%, 5/1/2030	29,897	28,910
2.50%, 6/1/2030	493,284	476,783
2.50%, 7/1/2030	570,090	556,481
2.50%, 8/1/2030	604,534	585,262
2.50%, 11/1/2030	96,901	93,503
2.50%, 8/1/2031	756,727	727,433
2.50%, 9/1/2031	946,469	908,916
2.50%, 10/1/2031	1,361,555	1,320,927
2.50%, 11/1/2031	1,017,736	977,744
2.50%, 12/1/2031	129,542	124,280
2.50%, 1/1/2032	110,869	106,420
2.50%, 2/1/2032	356,645	342,601
2.50%, 4/1/2032	262,590	251,231
2.50%, 6/1/2032	1,594,658	1,534,088
2.50%, 8/1/2032	215,587	206,970
2.50%, 10/1/2032	313,936	300,167
2.50%, 11/1/2032	205,309	196,362
2.50%, 12/1/2032	62,218	59,431
2.50%, 1/1/2033	481,272	461,180
2.50%, 4/1/2033	500,582	480,870
2.50%, 12/1/2033	1,767,817	1,704,557
2.50%, 6/1/2034	132,305	124,347
2.50%, 8/1/2034	709,369	682,644
2.50%, 10/1/2034	236,997	223,639
2.50%, 11/1/2034	1,297,223	1,220,403
2.50%, 12/1/2034	871,196	818,791
2.50%, 1/1/2035	2,714,205	2,550,963
2.50%, 2/1/2035	4,420,951	4,155,021
2.50%, 4/1/2035	791,201	743,432
2.50%, 6/1/2035	4,978,695	4,712,436
2.50%, 7/1/2035	1,047,756	1,001,912
2.50%, 8/1/2035	6,852,967	6,474,206
2.50%, 11/1/2035	1,480,174	1,396,250
2.50%, 1/1/2036	333,772	315,319
2.50%, 2/1/2036	1,671,135	1,576,991
2.50%, 7/1/2036	2,427,783	2,283,063
2.50%, 10/1/2036	762,972	713,523
2.50%, 11/1/2036	406,743	381,719
2.50%, 2/1/2037	658,286	618,308

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 3/1/2037	$2,279,729	$2,141,314
2.50%, 2/1/2040	2,773,876	2,510,505
2.50%, 7/1/2040	248,604	224,388
2.50%, 2/1/2041	4,341,063	3,918,206
2.50%, 6/1/2041	2,859,007	2,574,457
2.50%, 4/1/2042	4,162,440	3,740,682
2.50%, 12/1/2042	220,014	197,154
2.50%, 1/1/2043	3,517,782	3,152,278
2.50%, 2/1/2043	988,171	885,498
2.50%, 4/1/2043	215,235	192,941
2.50%, 5/1/2043	161,379	144,663
2.50%, 8/1/2046	229,122	203,232
2.50%, 10/1/2046	662,899	587,995
2.50%, 4/1/2048	244,425	216,806
2.50%, 11/1/2049	11,723,302	10,229,254
2.50%, 12/1/2049	1,263,417	1,102,404
2.50%, 1/1/2050	577,052	503,511
2.50%, 2/1/2050	853,457	744,691
2.50%, 3/1/2050	3,708,340	3,256,004
2.50%, 5/1/2050	4,470,398	3,882,165
2.50%, 6/1/2050	25,917,706	22,775,673
2.50%, 7/1/2050	22,129,073	19,186,876
2.50%, 8/1/2050	29,099,241	25,563,708
2.50%, 9/1/2050	10,424,734	9,101,762
2.50%, 10/1/2050	10,844,154	9,418,482
2.50%, 11/1/2050	11,174,557	9,744,159
2.50%, 12/1/2050	1,754,940	1,532,579
2.50%, 2/1/2051	3,782,996	3,268,170
2.50%, 3/1/2051	6,320,926	5,483,924
2.50%, 4/1/2051	23,712,005	20,625,675
2.50%, 5/1/2051	19,147,129	16,719,983
2.50%, 7/1/2051	28,457,963	24,722,215
2.50%, 8/1/2051	27,760,405	24,113,932
2.50%, 9/1/2051	30,809,123	26,776,855
2.50%, 10/1/2051	33,587,887	29,174,365
2.50%, 11/1/2051	11,839,469	10,238,842
2.50%, 12/1/2051	4,913,904	4,254,081
2.50%, 1/1/2052	86,857,208	75,361,971
2.50%, 2/1/2052	14,569,188	12,599,744
2.50%, 6/1/2052	9,443,627	8,152,936
2.50%, 7/1/2052	9,679,414	8,372,937
2.50%, 9/1/2052	5,720,188	4,948,555
3.00%, 12/1/2026	28,029	27,631
3.00%, 2/1/2027	4,182	4,120
3.00%, 4/1/2027	38,152	37,618
3.00%, 7/1/2027	49,548	48,848
3.00%, 8/1/2027	146,037	143,863
3.00%, 6/1/2028	282,201	277,825
3.00%, 9/1/2028	36,752	36,234
3.00%, 10/1/2028	18,328	17,997
3.00%, 11/1/2028	29,692	29,166
3.00%, 6/1/2029	325,129	319,190
3.00%, 7/1/2029	26,257	25,734
3.00%, 8/1/2029	35,657	34,940
3.00%, 9/1/2029	14,266	13,972
Security Description	Principal Amount	Value
3.00%, 10/1/2029	$61,282	$60,028
3.00%, 2/1/2030	98,125	96,283
3.00%, 3/1/2030	740,014	723,732
3.00%, 4/1/2030	46,643	45,575
3.00%, 5/1/2030	390,524	384,126
3.00%, 6/1/2030	17,189	16,805
3.00%, 7/1/2030	244,704	240,263
3.00%, 9/1/2030	194,383	190,906
3.00%, 11/1/2030	129,739	126,592
3.00%, 12/1/2030	26,826	26,180
3.00%, 1/1/2031	656,833	645,059
3.00%, 4/1/2031	150,933	147,014
3.00%, 1/1/2032	94,484	91,826
3.00%, 6/1/2032	67,062	65,913
3.00%, 7/1/2032	164,712	160,006
3.00%, 8/1/2032	589,399	572,186
3.00%, 11/1/2032	1,915,584	1,867,789
3.00%, 12/1/2032	366,983	356,770
3.00%, 1/1/2033	75,716	73,434
3.00%, 2/1/2033	804,719	780,005
3.00%, 3/1/2033	270,882	263,205
3.00%, 5/1/2033	46,681	45,306
3.00%, 9/1/2033	2,723,096	2,647,608
3.00%, 2/1/2034	566,822	550,386
3.00%, 7/1/2034	541,202	523,773
3.00%, 10/1/2034	445,312	430,981
3.00%, 11/1/2034	387,524	375,053
3.00%, 1/1/2035	466,244	450,941
3.00%, 2/1/2035	864,571	836,326
3.00%, 4/1/2035	570,708	551,999
3.00%, 5/1/2035	2,566,668	2,482,449
3.00%, 12/1/2035	110,255	106,637
3.00%, 2/1/2036	996,662	953,307
3.00%, 6/1/2036	1,334,801	1,276,114
3.00%, 7/1/2036	948,784	906,864
3.00%, 8/1/2036	1,395,405	1,333,548
3.00%, 9/1/2036	138,180	131,959
3.00%, 12/1/2036	180,551	172,663
3.00%, 6/1/2037	3,776,867	3,613,859
3.00%, 8/1/2037	80,962	76,572
3.00%, 3/1/2038	614,249	580,137
3.00%, 8/1/2038	1,779,223	1,700,692
3.00%, 11/1/2039	125,059	116,941
3.00%, 2/1/2040	1,113,300	1,041,039
3.00%, 3/1/2040	2,596,877	2,453,816
3.00%, 4/1/2040	2,294,596	2,142,234
3.00%, 11/1/2041	4,915,472	4,499,315
3.00%, 6/1/2042	8,110,253	7,507,646
3.00%, 9/1/2042	67,640	62,439
3.00%, 10/1/2042	266,938	247,477
3.00%, 12/1/2042	196,935	182,275
3.00%, 1/1/2043	851,193	790,296
3.00%, 2/1/2043	329,500	304,634
3.00%, 3/1/2043	301,307	275,797
3.00%, 4/1/2043	280,519	259,076

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/1/2043	$1,072,215	$989,304
3.00%, 6/1/2043	789,302	728,873
3.00%, 7/1/2043	220,293	203,455
3.00%, 8/1/2043	3,189,157	2,956,880
3.00%, 9/1/2043	57,435	53,044
3.00%, 1/1/2044	10,543	9,771
3.00%, 3/1/2044	100,751	93,050
3.00%, 10/1/2044	1,566,679	1,441,595
3.00%, 12/1/2044	373,758	339,537
3.00%, 1/1/2045	362,976	334,300
3.00%, 4/1/2045	214,317	197,201
3.00%, 5/1/2045	304,161	278,883
3.00%, 8/1/2045	314,754	290,693
3.00%, 11/1/2045	139,638	128,033
3.00%, 12/1/2045	65,888	60,412
3.00%, 4/1/2046	2,438,186	2,235,544
3.00%, 5/1/2046	513,217	464,621
3.00%, 6/1/2046	3,823,918	3,536,232
3.00%, 8/1/2046	1,254,576	1,139,994
3.00%, 9/1/2046	5,118,487	4,702,356
3.00%, 10/1/2046	6,411,242	5,877,504
3.00%, 11/1/2046	2,506,379	2,297,773
3.00%, 12/1/2046	313,527	287,591
3.00%, 1/1/2047	3,517,976	3,241,588
3.00%, 2/1/2047	73,141	67,550
3.00%, 3/1/2047	415,091	380,319
3.00%, 4/1/2047	9,809,338	8,905,552
3.00%, 7/1/2047	4,064,398	3,720,296
3.00%, 8/1/2047	331,033	303,007
3.00%, 9/1/2047	317,290	291,468
3.00%, 10/1/2047	4,802,452	4,395,453
3.00%, 12/1/2047	1,716,186	1,570,890
3.00%, 1/1/2048	1,115,979	1,020,927
3.00%, 2/1/2048	869,385	795,337
3.00%, 4/1/2048	7,067,482	6,527,236
3.00%, 9/1/2048	1,406,855	1,287,747
3.00%, 11/1/2048	994,446	909,745
3.00%, 6/1/2049	363,732	330,429
3.00%, 7/1/2049	234,068	212,637
3.00%, 9/1/2049	2,998,594	2,725,139
3.00%, 10/1/2049	1,443,299	1,311,184
3.00%, 11/1/2049	3,191,466	2,901,660
3.00%, 12/1/2049	1,096,170	1,002,187
3.00%, 1/1/2050	10,220,521	9,281,647
3.00%, 2/1/2050	19,878,366	18,115,008
3.00%, 3/1/2050	9,788,121	8,907,381
3.00%, 4/1/2050	1,841,577	1,671,996
3.00%, 6/1/2050	635,002	575,353
3.00%, 7/1/2050	8,115,524	7,365,299
3.00%, 8/1/2050	13,901,665	12,628,261
3.00%, 9/1/2050	8,534,613	7,722,855
3.00%, 10/1/2050	365,221	330,849
3.00%, 11/1/2050	153,078	138,719
3.00%, 12/1/2050	59,393	53,766
3.00%, 1/1/2051	1,979,717	1,791,561
Security Description	Principal Amount	Value
3.00%, 3/1/2051	$1,149,704	$1,040,700
3.00%, 4/1/2051	7,960,178	7,250,015
3.00%, 5/1/2051	11,895,991	10,766,889
3.00%, 6/1/2051	3,825,881	3,454,361
3.00%, 7/1/2051	4,600,384	4,158,524
3.00%, 8/1/2051	6,420,434	5,802,615
3.00%, 9/1/2051	7,098,702	6,412,489
3.00%, 10/1/2051	1,439,483	1,300,858
3.00%, 11/1/2051	883,190	798,361
3.00%, 12/1/2051	8,100,835	7,344,246
3.00%, 1/1/2052	133,076	120,047
3.00%, 2/1/2052	7,606,935	6,883,016
3.00%, 3/1/2052	1,072,300	967,919
3.00%, 4/1/2052	12,427,605	11,178,688
3.00%, 5/1/2052	12,918,290	11,613,267
3.00%, 6/1/2052	16,288,372	14,625,777
3.00%, 7/1/2052	7,122,130	6,425,050
3.00%, 3/1/2053	233,758	210,194
3.50%, 12/1/2025	10,063	9,975
3.50%, 1/1/2026	1,083	1,074
3.50%, 1/1/2027	6,891	6,825
3.50%, 1/1/2028	25,908	25,654
3.50%, 2/1/2028	314,029	311,132
3.50%, 10/1/2028	288,955	285,938
3.50%, 1/1/2029	27,820	27,533
3.50%, 5/1/2029	34,536	34,148
3.50%, 10/1/2029	13,075	12,932
3.50%, 9/1/2030	3,254,112	3,213,708
3.50%, 12/1/2030	38,442	37,951
3.50%, 3/1/2031	248,544	245,242
3.50%, 6/1/2031	189,561	187,187
3.50%, 4/1/2032	124,660	122,831
3.50%, 5/1/2032	1,791,709	1,771,604
3.50%, 7/1/2032	3,853,283	3,789,579
3.50%, 9/1/2032	553,107	545,095
3.50%, 2/1/2033	71,571	70,572
3.50%, 3/1/2033	142,015	139,887
3.50%, 4/1/2033	221,658	218,333
3.50%, 5/1/2033	151,428	149,303
3.50%, 6/1/2033	53,035	52,263
3.50%, 3/1/2034	119,912	118,406
3.50%, 4/1/2034	243,329	239,406
3.50%, 6/1/2034	127,891	125,368
3.50%, 7/1/2034	31,005	30,473
3.50%, 11/1/2034	444,345	436,089
3.50%, 5/1/2035	657,229	647,300
3.50%, 9/1/2035	309,104	304,577
3.50%, 2/1/2036	1,230,233	1,198,858
3.50%, 7/1/2037	73,872	71,852
3.50%, 10/1/2037	292,089	283,946
3.50%, 11/1/2037	704,267	684,502
3.50%, 2/1/2038	403,484	391,974
3.50%, 12/1/2038	55,072	53,214
3.50%, 6/1/2039	42,273	40,783
3.50%, 8/1/2039	1,459,866	1,424,204

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/1/2040	$314,194	$298,629
3.50%, 12/1/2040	71,658	68,337
3.50%, 1/1/2041	59,810	57,038
3.50%, 2/1/2042	83,502	79,598
3.50%, 5/1/2042	256,321	244,356
3.50%, 6/1/2042	123,850	118,069
3.50%, 7/1/2042	64,932	61,901
3.50%, 9/1/2042	249,157	237,505
3.50%, 10/1/2042	462,306	440,726
3.50%, 12/1/2042	749,305	714,264
3.50%, 1/1/2043	45,372	43,255
3.50%, 2/1/2043	617,214	592,877
3.50%, 4/1/2043	132,392	126,297
3.50%, 5/1/2043	180,990	172,487
3.50%, 6/1/2043	488,785	465,752
3.50%, 8/1/2043	1,147,496	1,098,897
3.50%, 10/1/2043	54,134	51,581
3.50%, 1/1/2044	38,471	36,658
3.50%, 5/1/2044	235,906	226,931
3.50%, 8/1/2044	82,568	78,991
3.50%, 9/1/2044	124,284	118,397
3.50%, 10/1/2044	85,116	80,899
3.50%, 11/1/2044	376,051	358,237
3.50%, 12/1/2044	1,020,656	970,094
3.50%, 1/1/2045	129,225	122,824
3.50%, 2/1/2045	4,735,912	4,531,113
3.50%, 3/1/2045	71,663	68,267
3.50%, 4/1/2045	149,261	141,678
3.50%, 5/1/2045	363,710	345,726
3.50%, 6/1/2045	260,569	247,331
3.50%, 7/1/2045	1,029,139	977,277
3.50%, 8/1/2045	2,631,089	2,503,136
3.50%, 9/1/2045	537,835	511,808
3.50%, 10/1/2045	206,065	195,596
3.50%, 11/1/2045	2,125,344	2,019,125
3.50%, 12/1/2045	1,906,418	1,809,565
3.50%, 1/1/2046	25,946	24,627
3.50%, 2/1/2046	774,651	734,447
3.50%, 3/1/2046	4,946,115	4,724,070
3.50%, 4/1/2046	824,434	780,308
3.50%, 5/1/2046	194,356	183,963
3.50%, 6/1/2046	248,134	235,057
3.50%, 7/1/2046	372,106	352,562
3.50%, 8/1/2046	2,860,166	2,719,213
3.50%, 10/1/2046	541,800	512,803
3.50%, 11/1/2046	146,225	138,397
3.50%, 12/1/2046	63,037	59,663
3.50%, 1/1/2047	2,505,014	2,397,808
3.50%, 2/1/2047	792,488	754,185
3.50%, 3/1/2047	285,721	269,943
3.50%, 4/1/2047	308,737	293,077
3.50%, 5/1/2047	13,456,673	12,745,699
3.50%, 6/1/2047	596,519	566,214
3.50%, 7/1/2047	3,535,443	3,370,418
3.50%, 8/1/2047	79,996	75,539
Security Description	Principal Amount	Value
3.50%, 9/1/2047	$824,929	$776,753
3.50%, 10/1/2047	70,972	67,018
3.50%, 11/1/2047	3,725,863	3,530,559
3.50%, 12/1/2047	6,641,039	6,305,119
3.50%, 1/1/2048	8,955,372	8,472,085
3.50%, 2/1/2048	3,513,245	3,314,551
3.50%, 3/1/2048	5,805,875	5,457,899
3.50%, 4/1/2048	532,321	502,875
3.50%, 5/1/2048	1,047,408	992,047
3.50%, 6/1/2048	128,683	121,419
3.50%, 7/1/2048	8,880,170	8,414,452
3.50%, 8/1/2048	121,554	115,307
3.50%, 9/1/2048	17,671	16,675
3.50%, 11/1/2048	1,016,071	959,461
3.50%, 4/1/2049	2,861,313	2,702,395
3.50%, 6/1/2049	3,501,612	3,321,622
3.50%, 7/1/2049	1,188,375	1,117,993
3.50%, 8/1/2049	2,078,436	1,955,345
3.50%, 9/1/2049	3,828,789	3,624,675
3.50%, 10/1/2049	941,057	885,324
3.50%, 11/1/2049	508,594	478,474
3.50%, 12/1/2049	230,764	218,185
3.50%, 1/1/2050	1,568,141	1,475,270
3.50%, 2/1/2050	539,198	507,265
3.50%, 3/1/2050	2,259,781	2,117,194
3.50%, 4/1/2050	8,706,713	8,201,940
3.50%, 5/1/2050	5,169,181	4,896,553
3.50%, 6/1/2050	793,661	747,055
3.50%, 7/1/2050	315,560	296,830
3.50%, 8/1/2050	1,030,242	968,891
3.50%, 11/1/2050	674,752	634,962
3.50%, 1/1/2051	1,604,483	1,509,460
3.50%, 6/1/2051	1,697,581	1,590,407
3.50%, 7/1/2051	4,496,437	4,230,143
3.50%, 8/1/2051	1,008,682	945,055
3.50%, 9/1/2051	4,332,091	4,072,832
3.50%, 4/1/2052	2,282,984	2,138,690
3.50%, 5/1/2052	6,503,831	6,081,272
3.50%, 6/1/2052	17,739,634	16,529,696
3.50%, 9/1/2052	2,739,875	2,552,616
3.50%, 12/1/2052	6,568,057	6,120,175
3.50%, 2/1/2053	4,653,207	4,372,837
4.00%, 5/1/2026	153,690	152,701
4.00%, 6/1/2026	32,379	32,196
4.00%, 8/1/2026	3,202	3,182
4.00%, 9/1/2027	17,312	17,207
4.00%, 5/1/2029	416,097	413,447
4.00%, 11/1/2033	23,864	23,860
4.00%, 1/1/2034	72,260	71,875
4.00%, 2/1/2034	51,157	51,150
4.00%, 8/1/2034	476,719	476,647
4.00%, 5/1/2037	48,124	47,738
4.00%, 1/1/2038	1,861,345	1,850,419
4.00%, 6/1/2038	1,322,766	1,315,509
4.00%, 9/1/2038	74,768	73,660

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/1/2039	$319,666	$314,929
4.00%, 12/1/2039	1,300,850	1,279,241
4.00%, 9/1/2040	410,552	404,142
4.00%, 10/1/2040	72,472	71,341
4.00%, 12/1/2040	64,708	63,698
4.00%, 2/1/2041	88,975	87,586
4.00%, 10/1/2041	335,911	331,276
4.00%, 12/1/2041	22,088	21,756
4.00%, 2/1/2042	181,910	179,086
4.00%, 4/1/2042	143,409	141,178
4.00%, 8/1/2042	1,373,728	1,345,660
4.00%, 12/1/2042	191,062	188,098
4.00%, 6/1/2043	1,902,386	1,866,028
4.00%, 9/1/2043	139,355	136,922
4.00%, 10/1/2043	211,463	207,674
4.00%, 12/1/2043	338,012	332,482
4.00%, 2/1/2044	48,302	47,393
4.00%, 4/1/2044	8,211,083	8,086,950
4.00%, 5/1/2044	181,558	177,162
4.00%, 6/1/2044	22,643	22,171
4.00%, 7/1/2044	1,190,711	1,168,174
4.00%, 8/1/2044	257,711	253,783
4.00%, 9/1/2044	13,635	13,351
4.00%, 10/1/2044	19,011	18,615
4.00%, 11/1/2044	321,156	314,466
4.00%, 12/1/2044	1,012,270	998,029
4.00%, 1/1/2045	113,662	111,294
4.00%, 3/1/2045	1,588,890	1,558,442
4.00%, 6/1/2045	1,205,203	1,179,929
4.00%, 7/1/2045	322,810	315,892
4.00%, 8/1/2045	256,483	251,656
4.00%, 9/1/2045	249,712	244,359
4.00%, 12/1/2045	1,290,919	1,265,107
4.00%, 2/1/2046	59,349	58,077
4.00%, 3/1/2046	6,438,008	6,340,906
4.00%, 4/1/2046	300,968	294,453
4.00%, 6/1/2046	92,691	91,074
4.00%, 7/1/2046	139,884	136,492
4.00%, 9/1/2046	1,689,899	1,664,491
4.00%, 10/1/2046	519,973	507,393
4.00%, 11/1/2046	2,592,106	2,550,714
4.00%, 12/1/2046	270,353	263,797
4.00%, 2/1/2047	150,664	147,966
4.00%, 3/1/2047	402,548	392,199
4.00%, 4/1/2047	8,502,160	8,337,394
4.00%, 5/1/2047	566,947	552,880
4.00%, 6/1/2047	1,809,655	1,761,829
4.00%, 7/1/2047	1,638,037	1,601,657
4.00%, 8/1/2047	1,243,865	1,214,229
4.00%, 9/1/2047	3,964,360	3,855,190
4.00%, 10/1/2047	3,522,676	3,429,582
4.00%, 11/1/2047	244,012	237,565
4.00%, 1/1/2048	4,373,035	4,257,470
4.00%, 2/1/2048	3,898,659	3,795,854
4.00%, 4/1/2048	61,939	60,459
Security Description	Principal Amount	Value
4.00%, 5/1/2048	$144,070	$140,082
4.00%, 6/1/2048	1,736,816	1,688,748
4.00%, 7/1/2048	1,592,082	1,548,026
4.00%, 8/1/2048	1,917,935	1,870,061
4.00%, 9/1/2048	4,651,860	4,528,243
4.00%, 10/1/2048	7,381,860	7,218,461
4.00%, 11/1/2048	971,492	944,606
4.00%, 12/1/2048	2,389,040	2,326,258
4.00%, 1/1/2049	828,988	811,738
4.00%, 2/1/2049	190,087	185,422
4.00%, 3/1/2049	2,389,736	2,333,081
4.00%, 4/1/2049	175,937	172,572
4.00%, 5/1/2049	1,989,715	1,944,769
4.00%, 6/1/2049	5,217,590	5,088,299
4.00%, 7/1/2049	5,020,321	4,902,371
4.00%, 8/1/2049	23,143	22,488
4.00%, 9/1/2049	1,567,403	1,523,008
4.00%, 12/1/2049	1,700,382	1,657,334
4.00%, 1/1/2050	167,959	163,205
4.00%, 3/1/2050	574,766	557,934
4.00%, 4/1/2050	3,256,735	3,163,056
4.00%, 6/1/2050	1,769,788	1,716,090
4.00%, 7/1/2050	372,507	361,361
4.00%, 8/1/2050	117,183	113,866
4.00%, 9/1/2050	590,625	573,906
4.00%, 10/1/2050	1,135,900	1,101,911
4.00%, 11/1/2050	145,364	141,249
4.00%, 12/1/2050	590,092	572,436
4.00%, 1/1/2051	873,501	848,775
4.00%, 2/1/2051	1,123,873	1,094,871
4.00%, 5/1/2051	3,283,321	3,192,452
4.00%, 8/1/2051	2,646,794	2,571,874
4.00%, 4/1/2052	1,012,837	981,207
4.00%, 5/1/2052	1,734,026	1,672,322
4.00%, 7/1/2052	838,132	814,902
4.00%, 8/1/2052	23,236,754	22,385,166
4.00%, 10/1/2052	16,526,333	15,875,164
4.00%, 4/1/2053	1,715,180	1,657,756
4.00%, 5/1/2053	8,239,687	7,911,723
4.50%, 11/1/2024	141	141
4.50%, 3/1/2029	71,845	71,604
4.50%, 4/1/2031	16,963	17,097
4.50%, 5/1/2038	1,931,402	1,938,697
4.50%, 6/1/2040	508,252	512,748
4.50%, 8/1/2040	1,015,882	1,023,250
4.50%, 9/1/2040	913,961	920,589
4.50%, 5/1/2041	54,389	54,783
4.50%, 9/1/2041	30,046	30,235
4.50%, 1/1/2042	71,342	71,792
4.50%, 10/1/2042	509,875	515,183
4.50%, 9/1/2043	136,252	137,192
4.50%, 10/1/2043	70,962	71,334
4.50%, 12/1/2043	438,849	442,296
4.50%, 3/1/2044	26,813	26,892
4.50%, 4/1/2044	8,877	8,897

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/1/2044	$43,356	$43,583
4.50%, 6/1/2044	1,142,044	1,148,516
4.50%, 8/1/2044	255,512	257,522
4.50%, 10/1/2044	63,320	63,505
4.50%, 12/1/2044	201,299	202,856
4.50%, 5/1/2045	205,122	206,479
4.50%, 10/1/2045	451,479	453,834
4.50%, 5/1/2046	316,621	317,033
4.50%, 7/1/2046	82,904	83,546
4.50%, 8/1/2046	110,918	111,567
4.50%, 3/1/2047	1,738,075	1,738,267
4.50%, 5/1/2047	1,358,683	1,368,537
4.50%, 7/1/2047	252,647	254,018
4.50%, 8/1/2047	828,685	828,763
4.50%, 9/1/2047	100,191	100,201
4.50%, 12/1/2047	100,768	100,779
4.50%, 1/1/2048	235,056	235,079
4.50%, 2/1/2048	2,832,209	2,832,479
4.50%, 5/1/2048	702,611	703,952
4.50%, 6/1/2048	79,683	79,447
4.50%, 7/1/2048	244,583	243,858
4.50%, 8/1/2048	511,938	510,866
4.50%, 9/1/2048	933,028	931,798
4.50%, 10/1/2048	3,075,717	3,067,248
4.50%, 11/1/2048	3,296,635	3,296,096
4.50%, 12/1/2048	85,961	85,706
4.50%, 2/1/2049	3,974,269	3,967,641
4.50%, 3/1/2049	815,660	814,514
4.50%, 4/1/2049	161,379	160,701
4.50%, 5/1/2049	1,540,818	1,536,756
4.50%, 6/1/2049	459,431	457,501
4.50%, 7/1/2049	244,647	243,802
4.50%, 8/1/2049	2,575,268	2,580,055
4.50%, 9/1/2049	1,629,221	1,622,721
4.50%, 11/1/2049	4,166,093	4,171,510
4.50%, 1/1/2050	219,926	219,273
4.50%, 2/1/2050	849,293	845,726
4.50%, 3/1/2050	3,965,099	3,957,930
4.50%, 4/1/2050	1,673,808	1,676,222
4.50%, 5/1/2050	818,529	815,091
4.50%, 6/1/2050	1,049,720	1,040,724
4.50%, 9/1/2050	2,010,291	2,004,327
4.50%, 10/1/2050	346,680	345,652
4.50%, 12/1/2050	129,479	128,935
4.50%, 6/1/2052	1,429,071	1,407,818
4.50%, 7/1/2052	5,720,124	5,636,430
4.50%, 8/1/2052	47,650,427	46,885,758
4.50%, 12/1/2052	990,573	974,905
4.50%, 2/1/2053	6,019,038	5,928,714
4.50%, 3/1/2053	4,282,902	4,224,175
4.50%, 7/1/2054	5,902,804	5,802,809
5.00%, 11/1/2038	355,102	359,783
5.00%, 6/1/2039	139,676	142,836
5.00%, 8/1/2039	185,955	191,341
5.00%, 6/1/2040	75,904	78,042
Security Description	Principal Amount	Value
5.00%, 7/1/2040	$39,419	$40,524
5.00%, 9/1/2040	31,666	32,554
5.00%, 2/1/2041	25,252	25,960
5.00%, 6/1/2041	489,527	502,917
5.00%, 3/1/2042	70,861	72,848
5.00%, 7/1/2044	31,180	31,792
5.00%, 1/1/2045	16,155	16,483
5.00%, 5/1/2048	282,208	286,316
5.00%, 7/1/2048	129,327	131,198
5.00%, 8/1/2048	185,657	189,534
5.00%, 9/1/2048	389,189	394,573
5.00%, 10/1/2048	649,704	658,471
5.00%, 11/1/2048	401,555	407,382
5.00%, 1/1/2049	64,408	65,299
5.00%, 8/1/2049	641,103	650,377
5.00%, 10/1/2049	398,957	404,765
5.00%, 12/1/2049	5,611,140	5,688,774
5.00%, 3/1/2050	538,243	546,693
5.00%, 9/1/2052	6,519,439	6,532,195
5.00%, 10/1/2052	8,352,807	8,379,315
5.00%, 11/1/2052	266,576	266,762
5.00%, 6/1/2053	24,315,899	24,299,745
5.00%, 8/1/2053	932,364	931,745
5.00%, 9/1/2053	5,132,737	5,204,211
5.00%, 10/1/2053	23,392,782	23,377,242
5.00%, 5/1/2054	6,918,932	6,914,033
5.50%, 1/1/2035	120,135	124,973
5.50%, 4/1/2036	57,232	59,616
5.50%, 11/1/2038	29,615	31,038
5.50%, 12/1/2038	12,976	13,589
5.50%, 12/1/2039	24,005	25,158
5.50%, 7/1/2041	50,026	52,367
5.50%, 4/1/2050	619,650	643,978
5.50%, 12/1/2052	2,892,126	2,955,401
5.50%, 1/1/2053	976,331	989,377
5.50%, 2/1/2053	18,456,211	18,744,775
5.50%, 5/1/2053	20,728,014	21,010,105
5.50%, 8/1/2053	721,917	742,100
5.50%, 9/1/2053	15,994,972	16,190,916
5.50%, 10/1/2053	26,969,319	27,298,032
5.50%, 8/1/2054	12,512,351	12,659,580
6.00%, 1/1/2037	14,133	15,085
6.00%, 9/1/2037	17,185	18,342
6.00%, 9/1/2039	13,418	14,326
6.00%, 6/1/2040	32,403	34,585
6.00%, 10/1/2040	41,978	44,818
6.00%, 2/1/2044	1,802,197	1,849,723
6.00%, 12/1/2052	1,674,823	1,732,574
6.00%, 1/1/2053	18,921,209	19,338,812
6.00%, 5/1/2053	5,807,032	5,944,870
6.00%, 7/1/2053	5,688,147	5,869,309
6.00%, 8/1/2053	5,876,406	6,016,722
6.00%, 9/1/2053	5,058,114	5,259,235
6.00%, 10/1/2053	7,782,062	7,953,525
6.00%, 11/1/2053	650,631	668,565

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 2/1/2054	$1,502,674	$1,547,286
6.00%, 5/1/2054	9,759,589	9,974,315
6.50%, 7/1/2053	4,615,132	4,757,261
6.50%, 10/1/2053	8,898,809	9,223,851
6.50%, 11/1/2053	4,352,466	4,486,506
6.50%, 12/1/2053	7,283,676	7,507,988
6.50%, 2/1/2054	1,860,816	1,940,184
6.50%, 5/1/2054	1,322,456	1,363,450
6.50%, 6/1/2054	17,813,020	18,365,191
6.50%, 8/1/2054	26,730,614	27,559,384
7.00%, 11/1/2053	6,788,397	7,047,138
7.00%, 2/1/2054	7,432,062	7,715,335
Government National Mortgage Association:
1.50%, 2/20/2051	1,078,935	884,887
1.50%, 7/20/2051	557,030	454,977
1.50%, 9/20/2051	801,464	656,044
1.50%, 10/20/2051	404,120	330,182
1.50%, 11/20/2051	407,025	332,966
2.00%, 7/20/2050	2,285,568	1,940,425
2.00%, 8/20/2050	7,473,970	6,344,175
2.00%, 9/20/2050	2,346,067	1,991,063
2.00%, 10/20/2050	6,054,903	5,137,747
2.00%, 11/20/2050	5,469,465	4,640,141
2.00%, 12/20/2050	19,326,249	16,392,861
2.00%, 1/20/2051	24,941,303	21,151,792
2.00%, 2/20/2051	4,005,230	3,398,146
2.00%, 3/20/2051	17,374,343	14,728,961
2.00%, 4/20/2051	14,485,959	12,288,042
2.00%, 5/20/2051	15,087,359	12,797,026
2.00%, 6/20/2051	24,547,806	20,819,435
2.00%, 7/20/2051	2,678,107	2,271,144
2.00%, 8/20/2051	11,801,725	10,007,430
2.00%, 9/20/2051	10,432,107	8,845,237
2.00%, 10/20/2051	8,657,959	7,340,293
2.00%, 11/20/2051	9,950,273	8,435,159
2.00%, 12/20/2051	16,582,479	14,056,205
2.00%, 1/20/2052	30,337,120	25,713,036
2.00%, 3/20/2052	5,329,995	4,515,014
2.00%, 4/20/2052	3,201,728	2,712,169
2.00%, 5/20/2052	6,812,104	5,770,502
2.00%, 8/20/2052	1,019,348	863,485
2.50%, 1/20/2043	28,139	25,153
2.50%, 3/20/2043	175,258	156,703
2.50%, 8/20/2046	454,239	405,399
2.50%, 10/20/2046	97,089	86,650
2.50%, 12/20/2046	987,057	880,927
2.50%, 9/20/2048	4,902,634	4,375,493
2.50%, 12/20/2049	595,773	526,995
2.50%, 1/20/2050	655,276	579,396
2.50%, 2/20/2050	754,066	666,461
2.50%, 4/20/2050	623,304	550,505
2.50%, 6/20/2050	1,754,183	1,548,218
2.50%, 7/20/2050	2,042,008	1,801,618
2.50%, 8/20/2050	9,397,896	8,288,647
Security Description	Principal Amount	Value
2.50%, 9/20/2050	$10,689,293	$9,424,315
2.50%, 10/20/2050	12,723,352	11,213,729
2.50%, 11/20/2050	1,020,359	898,978
2.50%, 12/20/2050	10,632,213	9,364,131
2.50%, 1/20/2051	17,121,045	15,073,762
2.50%, 2/20/2051	18,927,504	16,656,486
2.50%, 3/20/2051	9,877,339	8,666,615
2.50%, 4/20/2051	14,773,026	13,008,381
2.50%, 5/20/2051	7,996,889	7,043,536
2.50%, 6/20/2051	15,971,547	14,065,023
2.50%, 7/20/2051	12,177,001	10,721,549
2.50%, 8/20/2051	12,037,227	10,596,621
2.50%, 9/20/2051	7,267,549	6,396,651
2.50%, 10/20/2051	11,081,543	9,751,887
2.50%, 11/20/2051	6,687,444	5,883,994
2.50%, 12/20/2051	797,188	701,412
2.50%, 1/20/2052	17,676,052	15,549,666
2.50%, 2/20/2052	13,940,961	12,261,743
2.50%, 3/20/2052	2,880,737	2,532,804
2.50%, 4/20/2052	17,833,681	15,693,151
2.50%, 5/20/2052	5,033,908	4,425,916
2.50%, 6/20/2052	2,920,329	2,569,809
2.50%, 7/20/2052	2,999,167	2,639,185
2.50%, 8/20/2052	1,446,580	1,272,950
2.50%, 9/20/2052	617,276	543,186
2.50%, 12/20/2052	2,213,464	1,948,062
3.00%, 5/20/2032	100,713	98,275
3.00%, 5/15/2042	44,397	41,070
3.00%, 7/20/2042	82,446	76,784
3.00%, 8/20/2042	7,303,406	6,801,858
3.00%, 9/20/2042	126,404	117,723
3.00%, 12/20/2042	106,002	98,723
3.00%, 1/20/2043	158,172	147,310
3.00%, 3/20/2043	518,972	480,969
3.00%, 4/20/2043	127,302	117,980
3.00%, 7/20/2043	2,452,355	2,272,778
3.00%, 8/20/2043	214,233	198,545
3.00%, 10/20/2043	502,698	465,888
3.00%, 1/20/2044	56,909	52,742
3.00%, 8/20/2044	660,016	611,685
3.00%, 11/20/2044	74,661	69,097
3.00%, 12/20/2044	148,983	137,879
3.00%, 2/15/2045	53,731	49,681
3.00%, 3/15/2045	28,777	26,489
3.00%, 3/20/2045	14,990	13,864
3.00%, 4/20/2045	4,400,996	4,070,300
3.00%, 5/20/2045	63,358	58,598
3.00%, 6/20/2045	5,488,556	5,076,140
3.00%, 7/20/2045	662,810	613,006
3.00%, 8/20/2045	29,651	27,423
3.00%, 9/20/2045	181,558	167,915
3.00%, 12/20/2045	76,095	70,377
3.00%, 1/20/2046	268,628	248,443
3.00%, 2/20/2046	3,280,910	3,038,105
3.00%, 5/20/2046	84,845	78,020

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 6/20/2046	$2,643,626	$2,430,997
3.00%, 7/20/2046	61,404	56,465
3.00%, 8/20/2046	5,944,256	5,466,154
3.00%, 9/20/2046	2,488,304	2,288,167
3.00%, 10/20/2046	1,936,018	1,780,302
3.00%, 12/20/2046	466,971	429,412
3.00%, 1/20/2047	1,984,048	1,824,469
3.00%, 2/15/2047	219,391	201,948
3.00%, 2/20/2047	143,641	132,088
3.00%, 6/20/2047	38,694	35,565
3.00%, 7/20/2047	2,628,091	2,415,557
3.00%, 9/20/2047	49,841	45,810
3.00%, 10/20/2047	1,152,619	1,059,407
3.00%, 11/20/2047	2,522,390	2,318,404
3.00%, 12/20/2047	1,263,999	1,161,779
3.00%, 1/20/2048	483,005	444,657
3.00%, 2/20/2048	221,433	203,756
3.00%, 3/20/2048	275,195	252,940
3.00%, 4/20/2048	387,268	355,950
3.00%, 9/20/2048	207,977	191,158
3.00%, 12/20/2048	89,357	82,131
3.00%, 6/20/2049	72,246	66,403
3.00%, 8/20/2049	1,148,787	1,052,448
3.00%, 9/20/2049	1,835,099	1,680,695
3.00%, 11/20/2049	1,882,023	1,722,101
3.00%, 12/20/2049	1,506,004	1,378,034
3.00%, 1/20/2050	10,749,230	9,832,842
3.00%, 2/20/2050	2,969,705	2,715,708
3.00%, 3/20/2050	591,221	540,536
3.00%, 4/20/2050	8,664,498	7,919,558
3.00%, 5/20/2050	6,841,853	6,258,499
3.00%, 6/20/2050	8,497,354	7,762,584
3.00%, 7/20/2050	8,687,268	7,933,930
3.00%, 8/20/2050	3,960,830	3,616,377
3.00%, 9/20/2050	1,338,678	1,222,260
3.00%, 10/20/2050	1,033,559	943,676
3.00%, 12/20/2050	1,240,902	1,132,374
3.00%, 1/20/2051	1,770,584	1,615,293
3.00%, 2/20/2051	93,035	84,853
3.00%, 5/20/2051	5,064,218	4,614,911
3.00%, 6/20/2051	4,226,712	3,851,057
3.00%, 7/20/2051	3,068,366	2,795,187
3.00%, 8/20/2051	5,433,306	4,948,735
3.00%, 9/20/2051	8,978,767	8,176,606
3.00%, 12/20/2051	5,590,024	5,088,021
3.00%, 1/20/2052	1,940,682	1,766,103
3.00%, 2/20/2052	405,856	369,283
3.00%, 3/20/2052	2,202,923	2,004,388
3.00%, 5/20/2052	10,187,565	9,269,429
3.00%, 6/20/2052	3,082,646	2,804,828
3.00%, 8/20/2052	5,135,421	4,672,601
3.00%, 9/20/2052	3,881,858	3,532,012
3.00%, 1/20/2053	1,842,156	1,676,135
3.00%, 3/20/2053	8,310,377	7,581,506
3.00%, 4/20/2053	1,495,866	1,367,627
Security Description	Principal Amount	Value
3.00%, 9/20/2053	$3,829,351	$3,498,226
3.50%, 12/20/2041	1,371,146	1,317,719
3.50%, 2/15/2042	64,393	61,626
3.50%, 4/15/2042	23,389	22,384
3.50%, 4/20/2042	783,427	751,578
3.50%, 6/20/2042	171,463	164,493
3.50%, 9/20/2042	557,500	534,836
3.50%, 10/20/2042	693,307	665,122
3.50%, 11/20/2042	12,504	11,995
3.50%, 2/20/2043	461,591	442,627
3.50%, 3/20/2043	87,250	83,604
3.50%, 4/20/2043	93,108	89,219
3.50%, 5/20/2043	75,616	72,319
3.50%, 6/20/2043	731,317	699,429
3.50%, 7/20/2043	404,758	387,109
3.50%, 9/20/2043	88,315	84,464
3.50%, 10/20/2043	452,230	432,511
3.50%, 11/20/2043	404,217	386,592
3.50%, 1/20/2044	54,526	52,149
3.50%, 3/20/2044	620,987	593,910
3.50%, 4/20/2044	61,125	58,335
3.50%, 5/20/2044	67,321	64,249
3.50%, 6/20/2044	1,555,095	1,484,114
3.50%, 7/20/2044	31,822	30,369
3.50%, 8/20/2044	46,778	44,643
3.50%, 10/20/2044	1,280,607	1,222,156
3.50%, 11/20/2044	122,332	116,748
3.50%, 12/20/2044	12,917	12,328
3.50%, 1/20/2045	458,133	437,222
3.50%, 2/20/2045	559,718	534,171
3.50%, 3/20/2045	15,558	14,807
3.50%, 4/20/2045	1,475,972	1,404,641
3.50%, 5/20/2045	131,088	124,753
3.50%, 6/20/2045	27,822	26,477
3.50%, 7/20/2045	234,032	222,722
3.50%, 8/20/2045	144,174	137,206
3.50%, 9/20/2045	73,747	70,183
3.50%, 10/20/2045	247,475	235,516
3.50%, 11/20/2045	645,479	614,284
3.50%, 12/20/2045	18,509	17,615
3.50%, 1/20/2046	3,247,517	3,090,574
3.50%, 2/20/2046	3,204,647	3,049,775
3.50%, 4/20/2046	1,550,771	1,477,709
3.50%, 5/20/2046	616,912	585,615
3.50%, 6/20/2046	383,432	364,740
3.50%, 7/20/2046	6,123,004	5,822,632
3.50%, 8/20/2046	243,322	230,978
3.50%, 9/20/2046	274,104	260,197
3.50%, 10/20/2046	309,176	293,490
3.50%, 11/20/2046	1,442,722	1,369,529
3.50%, 12/20/2046	925,977	879,836
3.50%, 1/20/2047	59,943	56,902
3.50%, 2/20/2047	665,223	631,474
3.50%, 3/20/2047	261,726	247,841
3.50%, 5/20/2047	199,037	188,969

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 6/20/2047	$396,147	$375,924
3.50%, 7/20/2047	130,893	124,211
3.50%, 8/20/2047	230,862	218,614
3.50%, 9/20/2047	1,732,731	1,640,805
3.50%, 10/20/2047	1,654,785	1,566,994
3.50%, 12/20/2047	905,334	857,304
3.50%, 1/20/2048	3,933,167	3,724,502
3.50%, 2/20/2048	746,388	707,142
3.50%, 4/20/2048	106,918	101,246
3.50%, 5/20/2048	899,420	851,704
3.50%, 6/20/2048	47,424	44,908
3.50%, 8/20/2048	34,160	32,339
3.50%, 10/20/2048	468,427	443,466
3.50%, 11/20/2048	562,254	532,293
3.50%, 2/20/2049	48,855	46,252
3.50%, 3/20/2049	112,701	106,696
3.50%, 6/20/2049	1,828,840	1,726,531
3.50%, 7/20/2049	597,393	563,973
3.50%, 8/20/2049	895,601	845,499
3.50%, 9/20/2049	1,752,328	1,654,299
3.50%, 10/20/2049	5,792,683	5,468,627
3.50%, 12/20/2049	1,803,390	1,702,504
3.50%, 1/20/2050	6,628,682	6,257,859
3.50%, 2/20/2050	5,639,918	5,324,409
3.50%, 3/20/2050	1,782,700	1,682,972
3.50%, 5/20/2050	1,315,083	1,241,514
3.50%, 6/20/2050	5,464,769	5,158,449
3.50%, 7/20/2050	1,495,462	1,411,803
3.50%, 11/20/2050	769,435	726,391
3.50%, 12/20/2050	3,268,436	3,083,815
3.50%, 1/20/2051	3,009,697	2,839,041
3.50%, 2/20/2051	1,169,642	1,104,210
3.50%, 5/20/2051	224,182	211,179
3.50%, 6/20/2051	2,744,907	2,585,704
3.50%, 7/20/2051	488,838	460,591
3.50%, 8/20/2051	6,807,705	6,399,752
3.50%, 9/20/2051	2,158,365	2,028,678
3.50%, 4/20/2052	1,509,906	1,417,227
3.50%, 6/20/2052	10,845,089	10,178,573
3.50%, 7/20/2052	4,062,852	3,812,529
3.50%, 9/20/2052	2,390,488	2,243,019
3.50%, 10/20/2052	5,737,328	5,382,507
3.50%, 12/20/2052	5,895,132	5,531,919
3.50%, 3/20/2053	269,067	253,403
3.50%, 6/20/2053	2,425,688	2,287,622
3.50%, 7/20/2053	8,511,751	8,021,016
4.00%, 2/15/2040	4,167	4,139
4.00%, 4/15/2040	37,810	37,560
4.00%, 12/20/2040	2,720,716	2,706,898
4.00%, 11/20/2041	35,877	35,659
4.00%, 2/20/2042	38,479	38,245
4.00%, 5/20/2042	35,591	35,334
4.00%, 6/20/2042	579,103	574,911
4.00%, 8/20/2042	16,774	16,653
4.00%, 8/20/2043	38,738	38,251
Security Description	Principal Amount	Value
4.00%, 11/20/2043	$230,166	$227,274
4.00%, 3/20/2044	39,348	38,807
4.00%, 5/20/2044	270,202	266,485
4.00%, 7/15/2044	46,738	46,062
4.00%, 7/20/2044	41,504	40,933
4.00%, 8/20/2044	99,433	98,065
4.00%, 12/20/2044	106,823	105,353
4.00%, 1/20/2045	37,576	37,059
4.00%, 2/20/2045	115,010	113,428
4.00%, 5/15/2045	12,381	12,116
4.00%, 6/15/2045	20,605	20,163
4.00%, 7/20/2045	131,248	129,166
4.00%, 8/20/2045	23,990	23,610
4.00%, 10/20/2045	46,904	46,160
4.00%, 11/20/2045	126,911	124,898
4.00%, 1/20/2046	30,379	29,897
4.00%, 4/20/2046	101,153	99,549
4.00%, 5/20/2046	219,587	216,104
4.00%, 1/20/2047	172,809	169,011
4.00%, 3/20/2047	104,971	102,663
4.00%, 4/20/2047	25,908	25,315
4.00%, 5/20/2047	64,300	62,829
4.00%, 6/20/2047	68,229	66,668
4.00%, 7/20/2047	1,392,685	1,360,830
4.00%, 8/20/2047	75,234	73,542
4.00%, 9/20/2047	364,902	356,555
4.00%, 11/20/2047	1,078,178	1,053,924
4.00%, 2/20/2048	2,119,806	2,071,319
4.00%, 3/20/2048	1,112,553	1,087,105
4.00%, 4/20/2048	2,705,435	2,639,007
4.00%, 5/20/2048	1,547,363	1,509,369
4.00%, 6/20/2048	2,521,422	2,459,512
4.00%, 8/20/2048	1,148,008	1,121,337
4.00%, 9/20/2048	125,916	122,825
4.00%, 10/20/2048	236,646	230,836
4.00%, 11/20/2048	169,007	164,857
4.00%, 2/20/2049	275,230	268,473
4.00%, 3/20/2049	732,207	714,229
4.00%, 4/20/2049	238,292	232,196
4.00%, 5/20/2049	1,734,294	1,689,924
4.00%, 6/20/2049	2,255,874	2,198,159
4.00%, 7/20/2049	6,406,831	6,242,919
4.00%, 10/20/2049	596,800	581,789
4.00%, 11/20/2049	90,388	88,115
4.00%, 12/20/2049	470,731	458,891
4.00%, 1/20/2050	613,336	597,645
4.00%, 2/20/2050	307,251	299,522
4.00%, 3/20/2050	4,293,475	4,183,631
4.00%, 6/20/2050	3,627,152	3,535,919
4.00%, 7/20/2050	751,570	733,117
4.00%, 8/20/2050	493,758	481,338
4.00%, 11/20/2051	1,444,953	1,407,805
4.00%, 5/20/2052	492,540	476,326
4.00%, 6/20/2052	1,370,219	1,325,111
4.00%, 7/20/2052	453,596	438,664

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/20/2052	$15,842,512	$15,320,973
4.00%, 10/20/2052	20,618,731	19,939,958
4.00%, 11/20/2052	5,240,632	5,068,109
4.50%, 6/15/2039	7,085	7,186
4.50%, 4/15/2040	37,867	38,419
4.50%, 6/15/2040	19,493	19,777
4.50%, 9/20/2040	34,047	34,521
4.50%, 3/15/2041	19,403	19,686
4.50%, 4/20/2041	1,283,144	1,302,671
4.50%, 6/15/2041	8,419	8,543
4.50%, 7/15/2041	18,445	18,717
4.50%, 7/20/2041	65,989	66,994
4.50%, 12/20/2041	55,909	56,688
4.50%, 10/20/2043	14,136	14,253
4.50%, 12/20/2043	39,779	40,107
4.50%, 1/20/2044	32,671	32,940
4.50%, 4/20/2044	44,763	45,132
4.50%, 5/20/2045	22,645	22,761
4.50%, 6/20/2045	460,882	464,684
4.50%, 10/20/2045	31,396	31,557
4.50%, 11/20/2045	88,575	89,030
4.50%, 1/20/2046	1,706,045	1,714,811
4.50%, 2/20/2046	283,920	285,379
4.50%, 6/20/2046	66,422	66,969
4.50%, 7/20/2046	35,187	35,368
4.50%, 12/20/2046	151,649	152,899
4.50%, 3/20/2047	363,701	365,579
4.50%, 6/20/2047	359,332	359,637
4.50%, 8/20/2047	50,177	50,220
4.50%, 12/20/2047	27,505	27,496
4.50%, 1/20/2048	52,988	52,969
4.50%, 3/20/2048	529,674	529,486
4.50%, 4/20/2048	596,422	596,210
4.50%, 6/20/2048	325,336	324,893
4.50%, 7/20/2048	334,738	334,282
4.50%, 8/20/2048	703,312	702,354
4.50%, 9/20/2048	1,020,648	1,019,257
4.50%, 11/20/2048	54,923	54,848
4.50%, 12/20/2048	1,169,674	1,168,080
4.50%, 1/20/2049	2,724,534	2,720,821
4.50%, 2/20/2049	297,382	296,977
4.50%, 4/20/2049	146,413	146,213
4.50%, 5/20/2049	121,905	121,739
4.50%, 6/20/2049	2,717,131	2,713,428
4.50%, 7/20/2049	678,271	677,347
4.50%, 9/20/2049	261,839	261,483
4.50%, 2/20/2050	1,644,413	1,642,172
4.50%, 4/20/2050	2,522,899	2,519,709
4.50%, 5/20/2050	447,986	447,375
4.50%, 10/20/2050	2,196,845	2,196,064
4.50%, 12/20/2050	1,343,246	1,341,416
4.50%, 12/20/2051	619,132	618,288
4.50%, 5/20/2052	1,397,130	1,381,552
4.50%, 10/20/2052	4,327,798	4,274,927
4.50%, 12/20/2052	13,213,667	13,052,243
Security Description	Principal Amount	Value
4.50%, 1/20/2053	$16,299,762	$16,100,637
4.50%, 2/20/2053	2,481,447	2,451,132
4.50%, 3/20/2053	4,628,194	4,571,654
4.50%, 6/20/2053	6,191,039	6,110,762
4.50%, 2/20/2054	6,959,016	6,868,781
4.50%, 5/20/2054	3,982,529	3,929,883
5.00%, 12/15/2038	11,228	11,695
5.00%, 5/15/2039	18,968	19,530
5.00%, 5/20/2041	391,403	403,102
5.00%, 11/20/2042	52,355	53,907
5.00%, 3/20/2043	11,744	12,093
5.00%, 4/20/2043	29,878	30,763
5.00%, 5/20/2043	10,059	10,357
5.00%, 8/20/2043	43,692	44,988
5.00%, 5/20/2044	25,263	26,013
5.00%, 6/20/2044	15,299	15,753
5.00%, 7/20/2044	37,510	38,623
5.00%, 12/20/2045	200,151	206,088
5.00%, 4/20/2048	19,197	19,599
5.00%, 5/20/2048	113,481	114,820
5.00%, 7/20/2048	39,190	39,652
5.00%, 10/20/2048	57,481	58,162
5.00%, 12/20/2048	137,966	139,600
5.00%, 1/20/2049	466,812	472,341
5.00%, 2/20/2049	378,740	383,226
5.00%, 4/20/2049	166,368	168,339
5.00%, 6/20/2049	1,042,400	1,054,745
5.00%, 7/20/2049	153,820	155,635
5.00%, 5/20/2050	414,256	423,856
5.00%, 6/20/2052	539,598	541,157
5.00%, 11/20/2052	9,976,789	10,005,619
5.00%, 12/20/2052	9,663,074	9,690,997
5.00%, 1/20/2053	10,056,809	10,085,870
5.00%, 5/20/2053	16,056,719	16,091,496
5.00%, 7/20/2053	22,203,377	22,251,467
5.00%, 5/20/2054	11,386,805	11,407,761
5.00%, 7/20/2054	3,710,641	3,717,470
5.50%, 9/15/2035	24,019	24,693
5.50%, 7/15/2038	7,275	7,622
5.50%, 3/15/2039	39,884	42,451
5.50%, 2/20/2049	39,885	40,727
5.50%, 12/20/2052	10,421,961	10,535,193
5.50%, 5/20/2053	14,103,357	14,259,238
5.50%, 7/20/2053	4,070,415	4,111,571
5.50%, 8/20/2053	9,268,686	9,362,401
5.50%, 10/20/2053	10,194,826	10,297,904
5.50%, 5/20/2054	19,546,596	19,736,839
5.50%, 8/20/2054	4,994,743	5,043,356
5.50%, 9/20/2054	11,875,000	11,990,577
6.00%, 8/15/2040	11,917	12,824
6.00%, 9/15/2040	22,028	23,940
6.00%, 1/20/2046	56,968	60,917
6.00%, 12/20/2052	4,175,865	4,245,954
6.00%, 1/20/2053	1,660,191	1,688,057
6.00%, 4/20/2053	803,869	818,180

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 8/20/2053	$4,358,655	$4,436,251
6.00%, 9/20/2053	10,577,668	10,765,979
6.00%, 2/20/2054	13,889,112	14,123,604
6.00%, 6/20/2054	24,109,475	24,526,037
6.50%, 1/20/2053	2,197,358	2,247,237
6.50%, 2/20/2053	328,826	336,291
6.50%, 7/20/2053	1,847,533	1,888,017
6.50%, 2/20/2054	7,784,100	7,954,668
6.50%, 6/20/2054	27,828,108	28,486,497
7.00%, 9/20/2053	1,550,562	1,587,034
Government National Mortgage Association, TBA:
TBA, 3.00%, 10/20/2054	1,075,000	978,276
TBA, 3.50%, 10/20/2054	3,875,000	3,636,029
TBA, 4.00%, 10/20/2054	9,525,000	9,206,722
TBA, 4.50%, 10/20/2054	5,100,000	5,032,654
TBA, 5.00%, 10/20/2054	8,100,000	8,113,365
TBA, 5.50%, 10/20/2054	20,600,000	20,796,730
TBA, 6.00%, 10/20/2054	27,650,000	28,111,202
TBA, 6.50%, 10/20/2054	8,050,000	8,233,379
Uniform Mortgage-Backed Security, TBA:
TBA, 2.00%, 10/1/2039	2,600,000	2,379,096
TBA, 3.00%, 10/1/2039	3,700,000	3,549,044
TBA, 3.50%, 10/1/2039	1,825,000	1,787,721
TBA, 4.00%, 10/1/2039	2,100,000	2,086,867
TBA, 4.00%, 10/1/2054	3,225,000	3,097,280
TBA, 4.50%, 10/1/2039	3,400,000	3,412,784
TBA, 4.50%, 10/1/2054	3,700,000	3,638,029
TBA, 5.00%, 10/1/2039	6,325,000	6,410,830
TBA, 5.00%, 10/1/2054	7,200,000	7,195,615
Security Description	Principal Amount	Value
TBA, 5.50%, 10/1/2039	$5,550,000	$5,675,097
TBA, 5.50%, 10/1/2054	25,275,000	25,572,739
TBA, 6.00%, 10/1/2054	40,025,000	40,905,950
TBA, 6.50%, 10/1/2054	16,775,000	17,293,851
TBA, 7.00%, 10/1/2054	4,425,000	4,597,177
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,914,818,382)		5,511,006,933
	Shares
SHORT-TERM INVESTMENT — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (a) (b) (Cost $242,544,171)	242,544,171	242,544,171
TOTAL INVESTMENTS — 103.4% (Cost $6,157,362,553)		5,753,551,104
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.4)%		(191,354,635)
NET ASSETS — 100.0%		$5,562,196,469
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at September 30, 2024.
TBA	To Be Announced

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$5,511,006,933	$—	$5,511,006,933
Short-Term Investment	242,544,171	—	—	242,544,171
TOTAL INVESTMENTS	$242,544,171	$5,511,006,933	$—	$5,753,551,104

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	326,829,249	$326,927,297	$177,574,613	$504,501,910	$23,608	$(23,608)	—	$—	$2,844,742
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	292,923,418	50,379,247	—	—	242,544,171	242,544,171	683,674
Total		$326,927,297	$470,498,031	$554,881,157	$23,608	$(23,608)		$242,544,171	$3,528,416
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	$4,642,000	$4,591,077
AEROSPACE & DEFENSE — 1.7%
Boeing Co.:
2.20%, 2/4/2026	30,078,000	28,980,755
2.25%, 6/15/2026 (a)	1,956,000	1,866,943
2.60%, 10/30/2025 (a)	2,206,000	2,145,114
2.70%, 2/1/2027	6,536,000	6,197,043
2.75%, 2/1/2026	8,924,000	8,664,490
2.80%, 3/1/2027	187,000	177,312
3.10%, 5/1/2026	4,863,000	4,710,107
5.04%, 5/1/2027 (a)	17,579,000	17,632,616
6.26%, 5/1/2027 (b)	2,718,000	2,807,966
General Dynamics Corp.:
1.15%, 6/1/2026	3,443,000	3,292,334
2.13%, 8/15/2026	1,180,000	1,142,358
3.50%, 4/1/2027	3,907,000	3,868,594
Hexcel Corp. 4.20%, 2/15/2027	3,500,000	3,434,760
Howmet Aerospace, Inc. 5.90%, 2/1/2027 (a)	3,595,000	3,728,303
L3Harris Technologies, Inc.:
3.85%, 12/15/2026	3,996,000	3,969,507
5.40%, 1/15/2027	4,302,000	4,417,294
Lockheed Martin Corp. 3.55%, 1/15/2026	5,602,000	5,563,514
Northrop Grumman Corp. 3.20%, 2/1/2027	2,334,000	2,287,157
RTX Corp.:
2.65%, 11/1/2026	4,397,000	4,269,223
3.13%, 5/4/2027	6,781,000	6,616,222
3.50%, 3/15/2027	5,461,000	5,379,303
5.00%, 2/27/2026 (a)	2,241,000	2,264,194
5.75%, 11/8/2026	4,423,000	4,561,484
7.20%, 8/15/2027	1,600,000	1,734,304
		129,710,897
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.63%, 9/16/2026	3,970,000	3,849,630
4.40%, 2/14/2026	3,920,000	3,916,942
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	6,639,000	6,458,286
BAT Capital Corp.:
3.22%, 9/6/2026	7,010,000	6,861,037
3.56%, 8/15/2027	8,016,000	7,852,073
4.70%, 4/2/2027	1,226,000	1,236,580
BAT International Finance PLC 1.67%, 3/25/2026	14,905,000	14,320,277
Bunge Ltd. Finance Corp.:
3.25%, 8/15/2026 (a)	3,898,000	3,836,801
3.75%, 9/25/2027	2,900,000	2,867,636
Security Description	Principal Amount	Value
Philip Morris International, Inc.:
0.88%, 5/1/2026	$4,043,000	$3,843,438
2.75%, 2/25/2026	3,940,000	3,863,761
3.13%, 8/17/2027	1,000,000	978,740
4.75%, 2/12/2027	12,728,000	12,927,575
4.88%, 2/13/2026	5,948,000	6,007,837
5.00%, 11/17/2025	5,628,000	5,670,548
		84,491,161
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series 2015-1, Class A, 3.38%, 11/1/2028	1,156,496	1,099,736
Series 2015-2, Class AA, 3.60%, 3/22/2029	567,448	548,744
Series 2014-1, Class A, 3.70%, 4/1/2028	184,875	178,420
Southwest Airlines Co.:
3.00%, 11/15/2026	49,000	47,581
5.13%, 6/15/2027	1,407,000	1,431,172
United Airlines Pass-Through Trust:
Series 2014-2, Class A, 3.75%, 3/3/2028	1,292,199	1,263,318
Series 2014-1, Class A, 4.00%, 10/11/2027	2,485,487	2,439,754
		7,008,725
APPAREL — 0.3%
NIKE, Inc.:
2.38%, 11/1/2026	7,928,000	7,690,556
2.75%, 3/27/2027 (a)	2,501,000	2,437,125
Tapestry, Inc.:
4.13%, 7/15/2027 (a)	2,380,000	2,341,325
7.00%, 11/27/2026 (a)	8,177,000	8,466,957
7.05%, 11/27/2025 (a)	5,303,000	5,411,287
		26,347,250
AUTO MANUFACTURERS — 4.2%
American Honda Finance Corp.:
Series MTN, 1.30%, 9/9/2026	4,318,000	4,097,782
Series GMTN, 2.30%, 9/9/2026	3,836,000	3,714,245
Series MTN, 2.35%, 1/8/2027	5,356,000	5,152,901
Series GMTN, 4.40%, 10/5/2026	4,000,000	4,026,440
4.90%, 3/12/2027 (a)	3,648,000	3,719,501
Series GMTN, 4.90%, 7/9/2027 (a)	3,061,000	3,127,240
Series GMTN, 4.95%, 1/9/2026	3,947,000	3,983,273
Series GMTN, 5.25%, 7/7/2026 (a)	7,622,000	7,771,010

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 5.80%, 10/3/2025	$3,656,000	$3,711,023
Ford Motor Co. 4.35%, 12/8/2026 (a)	5,514,000	5,465,091
Ford Motor Credit Co. LLC:
2.70%, 8/10/2026	27,782,000	26,701,280
3.38%, 11/13/2025	22,591,000	22,155,897
4.13%, 8/17/2027	5,150,000	5,015,946
4.27%, 1/9/2027	3,789,000	3,723,071
Series GMTN, 4.39%, 1/8/2026	850,000	842,903
4.54%, 8/1/2026	1,690,000	1,675,077
4.95%, 5/28/2027	7,900,000	7,877,485
5.13%, 11/5/2026 (a)	2,440,000	2,450,834
5.80%, 3/5/2027	7,023,000	7,147,307
5.85%, 5/17/2027	14,955,000	15,229,424
6.95%, 3/6/2026	453,000	463,994
6.95%, 6/10/2026	350,000	360,266
General Motors Co.:
6.13%, 10/1/2025	8,253,000	8,332,311
6.80%, 10/1/2027	6,005,000	6,357,133
General Motors Financial Co., Inc.:
1.25%, 1/8/2026	5,641,000	5,413,216
1.50%, 6/10/2026	16,011,000	15,234,947
2.35%, 2/26/2027	4,922,000	4,684,120
2.70%, 8/20/2027	3,280,000	3,122,363
3.50%, 11/7/2024	500	499
4.00%, 10/6/2026	837,000	830,112
4.35%, 1/17/2027 (a)	4,232,000	4,219,727
5.00%, 4/9/2027	2,870,000	2,900,881
5.35%, 7/15/2027 (a)	8,735,000	8,932,673
5.40%, 4/6/2026	12,247,000	12,400,700
5.40%, 5/8/2027	300,000	306,525
6.05%, 10/10/2025	9,119,000	9,232,988
Honda Motor Co. Ltd. 2.53%, 3/10/2027	3,553,000	3,431,559
PACCAR Financial Corp.:
Series MTN, 1.10%, 5/11/2026 (a)	562,000	536,940
Series MTN, 2.00%, 2/4/2027	4,000	3,825
4.45%, 8/6/2027	3,830,000	3,889,212
Series MTN, 4.45%, 3/30/2026 (a)	3,523,000	3,547,943
Series MTN, 4.95%, 10/3/2025	500,000	503,655
5.00%, 5/13/2027 (a)	3,000,000	3,081,300
Series MTN, 5.05%, 8/10/2026 (a)	3,964,000	4,048,195
Series DMTN, 5.20%, 11/9/2026 (a)	3,540,000	3,635,226
Toyota Motor Corp.:
1.34%, 3/25/2026	6,053,000	5,816,025
5.28%, 7/13/2026	3,969,000	4,056,358
Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
Series MTN, 0.80%, 10/16/2025	$3,723,300	$3,595,777
Series MTN, 0.80%, 1/9/2026 (a)	3,880,000	3,723,054
Series MTN, 1.13%, 6/18/2026	7,068,000	6,737,783
Series MTN, 1.15%, 8/13/2027	2,584,000	2,389,373
Series MTN, 1.80%, 2/13/2025	700	692
Series MTN, 1.90%, 1/13/2027 (a)	3,451,000	3,296,671
Series MTN, 3.00%, 4/1/2025	800	793
Series MTN, 3.05%, 3/22/2027 (a)	4,814,000	4,718,298
Series MTN, 3.20%, 1/11/2027	3,964,400	3,900,256
4.45%, 5/18/2026	5,286,000	5,326,438
Series MTN, 4.55%, 9/20/2027	4,800,000	4,877,136
Series MTN, 4.80%, 1/5/2026 (a)	3,749,000	3,783,491
Series B, 5.00%, 3/19/2027 (a)	3,930,000	4,028,014
Series MTN, 5.00%, 8/14/2026	7,084,000	7,216,046
5.20%, 5/15/2026 (a)	4,084,000	4,161,555
5.40%, 11/10/2025	3,863,000	3,915,885
5.40%, 11/20/2026	5,659,000	5,821,696
		320,423,381
AUTO PARTS & EQUIPMENT — 0.1%
BorgWarner, Inc. 2.65%, 7/1/2027 (a)	3,989,000	3,833,389
Lear Corp. 3.80%, 9/15/2027	1,900,000	1,867,548
		5,700,937
BANKS — 33.7%
Australia & New Zealand Banking Group Ltd.:
Series MTN, 3.70%, 11/16/2025	3,895,000	3,874,201
3.92%, 9/30/2027	8,600,000	8,584,348
4.75%, 1/18/2027	5,058,000	5,138,422
4.90%, 7/16/2027 (a)	3,865,000	3,961,470
5.00%, 3/18/2026	7,495,000	7,591,461
5.09%, 12/8/2025	4,640,000	4,692,107
5.67%, 10/3/2025 (a)	3,796,000	3,850,245
Banco Bilbao Vizcaya Argentaria SA 1 yr. CMT + 2.70%, 6.14%, 9/14/2028 (c)	3,400,000	3,554,428
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (c)	8,623,000	8,167,619

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
1.85%, 3/25/2026	$9,503,000	$9,135,424
1 yr. CMT + 2.00%, 4.18%, 3/24/2028 (c)	1,641,000	1,626,034
4.25%, 4/11/2027	6,410,000	6,381,027
5.18%, 11/19/2025	6,789,000	6,804,411
5.29%, 8/18/2027	6,161,000	6,303,257
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	7,700,000	7,880,257
1 yr. CMT + 1.25%, 5.55%, 3/14/2028 (c)	6,055,000	6,187,302
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (c)	4,401,000	4,593,368
Bank of America Corp.:
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	11,699,500	11,297,973
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	13,010,000	12,689,303
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	12,538,000	12,050,146
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	27,914,000	26,651,729
Series MTN, SOFR + 1.05%, 2.55%, 2/4/2028 (c)	4,850,000	4,659,201
Series GMTN, 3.50%, 4/19/2026	6,180,000	6,120,116
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (c)	14,787,000	14,608,077
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	5,600,000	5,496,232
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (c)	9,372,000	9,234,700
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (c)	9,408,000	9,301,125
Series L, 4.18%, 11/25/2027	14,751,000	14,708,960
Series MTN, 4.25%, 10/22/2026 (a)	9,015,000	9,004,543
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	12,322,000	12,339,128
Series MTN, 4.45%, 3/3/2026	20,630,000	20,655,787
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	14,250,000	14,497,237
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	13,687,000	13,801,697
SOFR + 1.34%, 5.93%, 9/15/2027 (c)	5,412,000	5,573,061
6.22%, 9/15/2026	1,881,000	1,953,437
Bank of America NA 5.53%, 8/18/2026	9,017,000	9,257,574
Bank of Montreal:
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	3,520,000	3,363,853
Security Description	Principal Amount	Value
Series MTN, 1.25%, 9/15/2026 (a)	$4,520,000	$4,280,169
Series MTN, 2.65%, 3/8/2027 (a)	3,765,000	3,640,341
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (a) (c)	2,000,000	2,015,300
Series H, 4.70%, 9/14/2027	5,200,000	5,290,012
5.27%, 12/11/2026 (a)	7,076,000	7,243,206
5.30%, 6/5/2026	9,199,000	9,372,217
5.37%, 6/4/2027 (a)	9,766,000	10,095,017
Bank of New York Mellon Corp.:
Series MTN, 0.75%, 1/28/2026	3,694,000	3,533,754
Series MTN, 1.05%, 10/15/2026	3,149,000	2,970,830
Series MTN, 2.05%, 1/26/2027	3,700,000	3,543,527
Series MTN, 2.45%, 8/17/2026	3,983,000	3,878,167
Series MTN, 2.80%, 5/4/2026	2,335,000	2,290,145
Series MTN, 3.25%, 5/16/2027	6,899,000	6,768,954
Series MTN, 3 mo. USD Term SOFR + 1.33%, 3.44%, 2/7/2028 (c)	4,000,000	3,937,040
Series MTN, 3.95%, 11/18/2025	1,991,000	1,983,275
Series MTN, SOFR + 1.15%, 3.99%, 6/13/2028 (a) (c)	2,177,000	2,166,703
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	3,900,000	3,971,916
SOFR + 1.03%, 4.95%, 4/26/2027 (c)	5,429,000	5,480,901
Bank of Nova Scotia:
1.05%, 3/2/2026 (a)	5,381,000	5,153,976
1.30%, 9/15/2026 (a)	3,651,000	3,459,359
1.35%, 6/24/2026 (a)	3,712,000	3,546,259
1.95%, 2/2/2027 (a)	1,900,000	1,808,420
2.70%, 8/3/2026	3,855,000	3,758,394
2.95%, 3/11/2027	3,983,000	3,874,503
SOFR + 1.00%, 4.40%, 9/8/2028 (a) (c)	3,785,000	3,799,345
4.50%, 12/16/2025	8,912,000	8,890,879
4.75%, 2/2/2026 (a)	4,250,000	4,277,667
5.35%, 12/7/2026	9,248,000	9,480,772
Series GMTN, 5.40%, 6/4/2027	7,777,000	8,019,254
BankUnited, Inc. 4.88%, 11/17/2025	7,646,000	7,602,494
Barclays PLC:
1 yr. CMT + 1.05%, 2.28%, 11/24/2027 (c)	12,939,000	12,340,312
4.34%, 1/10/2028	3,986,000	3,958,975
4.38%, 1/12/2026	904,000	902,526

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	$2,895,000	$2,919,955
5.20%, 5/12/2026	27,731,000	27,910,697
1 yr. CMT + 2.65%, 5.50%, 8/9/2028 (c)	9,650,000	9,898,970
SOFR + 1.49%, 5.67%, 3/12/2028 (a) (c)	4,280,000	4,396,630
SOFR + 2.21%, 5.83%, 5/9/2027 (c)	8,156,000	8,312,758
SOFR + 1.88%, 6.50%, 9/13/2027 (c)	5,331,000	5,523,449
1 yr. CMT + 3.05%, 7.33%, 11/2/2026 (c)	5,638,000	5,786,956
BPCE SA Series MTN, 3.38%, 12/2/2026	3,335,000	3,278,839
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025	3,252,000	3,139,546
1.25%, 6/22/2026 (a)	3,515,000	3,349,654
3.45%, 4/7/2027 (a)	1,879,000	1,845,911
SOFR + 0.93%, 4.51%, 9/11/2027 (c)	5,260,000	5,287,142
5.24%, 6/28/2027 (a)	5,262,000	5,406,021
5.62%, 7/17/2026 (a)	3,640,000	3,731,546
5.93%, 10/2/2026 (a)	5,250,000	5,425,035
Citibank NA:
4.93%, 8/6/2026	11,310,000	11,477,727
5.44%, 4/30/2026	10,783,000	10,996,719
5.49%, 12/4/2026	17,308,000	17,806,990
Citigroup, Inc.:
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	22,344,000	21,376,952
SOFR + 0.77%, 1.46%, 6/9/2027 (a) (c)	11,877,000	11,319,019
SOFR + 1.28%, 3.07%, 2/24/2028 (a) (c)	207,000	201,179
3.20%, 10/21/2026	7,291,000	7,140,003
3.40%, 5/1/2026 (a)	13,091,000	12,925,922
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	9,900,000	9,723,582
3.70%, 1/12/2026	9,946,000	9,880,953
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	10,477,000	10,370,868
4.45%, 9/29/2027	21,500,000	21,517,415
4.60%, 3/9/2026	16,922,000	16,964,643
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	154,000	155,227
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	17,102,000	17,251,471
Citizens Bank NA:
3.75%, 2/18/2026 (a)	5,955,000	5,877,645
SOFR + 2.00%, 4.58%, 8/9/2028 (c)	2,600,000	2,597,738
Security Description	Principal Amount	Value
Citizens Financial Group, Inc.:
2.85%, 7/27/2026	$1,299,000	$1,258,510
4.30%, 12/3/2025	4,229,000	4,201,681
Commonwealth Bank of Australia 5.32%, 3/13/2026 (a)	3,997,000	4,070,225
Cooperatieve Rabobank UA:
3.75%, 7/21/2026	7,951,000	7,831,894
4.33%, 8/28/2026	2,650,000	2,669,053
5.04%, 3/5/2027 (a)	8,485,000	8,680,155
5.50%, 10/5/2026	3,927,000	4,038,919
Deutsche Bank AG:
1.69%, 3/19/2026	506,000	487,450
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	19,436,000	18,825,904
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	16,309,000	15,506,271
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	5,188,000	4,944,008
4.10%, 1/13/2026	3,344,000	3,317,427
5.37%, 9/9/2027	1,200,000	1,235,484
SOFR + 1.59%, 5.71%, 2/8/2028 (c)	3,764,000	3,844,399
SOFR + 2.52%, 7.15%, 7/13/2027 (c)	6,259,000	6,516,996
Discover Bank:
3.45%, 7/27/2026	6,306,000	6,175,087
4.25%, 3/13/2026	2,851,000	2,837,401
Fifth Third Bancorp:
SOFR + 0.69%, 1.71%, 11/1/2027 (c)	3,358,000	3,177,105
2.55%, 5/5/2027 (a)	2,500,000	2,396,000
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	1,265,000	1,250,579
Fifth Third Bank NA:
2.25%, 2/1/2027	3,979,000	3,799,786
3.85%, 3/15/2026	3,868,000	3,828,276
Goldman Sachs Bank USA:
SOFR + 0.78%, 5.28%, 3/18/2027 (c)	37,921,000	38,414,352
SOFR + 0.75%, 5.41%, 5/21/2027 (c)	13,950,000	14,176,548
Goldman Sachs Group, Inc.:
SOFR + 0.79%, 1.09%, 12/9/2026 (c)	21,981,000	21,087,472
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	15,616,000	14,941,545
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	11,735,000	11,122,902
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	2,934,000	2,797,129
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	12,955,000	12,449,237
3.50%, 1/23/2025	9,053,000	9,010,994
3.50%, 11/16/2026	12,014,400	11,833,343
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	5,380,000	5,293,221

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	$434,000	$427,112
3.75%, 5/22/2025 (a)	13,315,000	13,231,781
3.75%, 2/25/2026 (a)	9,298,000	9,237,563
3.85%, 1/26/2027	8,688,000	8,608,418
4.25%, 10/21/2025	6,641,000	6,617,624
SOFR + 1.51%, 4.39%, 6/15/2027 (a) (c)	3,358,000	3,365,287
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	7,550,000	7,589,864
5.95%, 1/15/2027 (a)	4,070,000	4,217,253
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	9,700,000	9,052,622
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	11,969,000	11,739,554
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	395,000	376,937
3.90%, 5/25/2026	5,571,000	5,527,101
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	12,488,000	12,355,128
3 mo. USD Term SOFR + 1.61%, 4.29%, 9/12/2026 (c)	20,005,000	19,919,579
4.30%, 3/8/2026	334,000	333,429
4.38%, 11/23/2026	4,356,000	4,337,095
SOFR + 2.11%, 4.76%, 6/9/2028 (c)	1,500,000	1,510,485
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	9,350,000	9,540,085
SOFR + 1.06%, 5.60%, 5/17/2028 (c)	8,916,000	9,157,356
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	10,154,000	10,432,220
SOFR + 3.03%, 7.34%, 11/3/2026 (c)	10,745,000	11,053,274
HSBC USA, Inc. 5.29%, 3/4/2027	16,740,000	17,157,998
Huntington Bancshares, Inc. SOFR + 1.97%, 4.44%, 8/4/2028 (c)	3,750,000	3,756,712
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (a) (c)	4,308,000	4,310,542
ING Groep NV:
SOFR + 1.01%, 1.73%, 4/1/2027 (a) (c)	6,319,000	6,064,155
3.95%, 3/29/2027	14,846,000	14,725,005
SOFR + 1.83%, 4.02%, 3/28/2028 (a) (c)	1,531,000	1,519,334
SOFR + 1.56%, 6.08%, 9/11/2027 (a) (c)	4,223,000	4,354,546
JPMorgan Chase & Co.:
SOFR + 0.80%, 1.05%, 11/19/2026 (a) (c)	18,920,000	18,187,228
Security Description	Principal Amount	Value
Series MTN, COR, 1.05%, 6/23/2027	$1,000	$931
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	9,782,000	9,269,032
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	15,771,000	15,115,557
2.95%, 10/1/2026	7,362,000	7,211,742
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	9,905,000	9,606,166
3.20%, 6/15/2026	5,081,000	5,008,647
3.30%, 4/1/2026	10,975,000	10,840,446
3 mo. USD Term SOFR + 1.64%, 3.54%, 5/1/2028 (c)	11,506,000	11,299,352
3 mo. USD Term SOFR + 1.60%, 3.78%, 2/1/2028 (c)	11,900,000	11,769,814
3.90%, 7/15/2025	9,790,000	9,754,169
3 mo. USD Term SOFR + 1.51%, 3.96%, 1/29/2027 (c)	11,784,000	11,715,771
SOFR + 1.32%, 4.08%, 4/26/2026 (c)	8,556,000	8,514,846
4.13%, 12/15/2026	16,447,500	16,440,263
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	13,340,000	13,366,947
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	14,600,000	14,867,180
SOFR + 0.93%, 4.98%, 7/22/2028 (a) (c)	8,075,000	8,230,524
SOFR + 1.19%, 5.04%, 1/23/2028 (c)	10,743,000	10,924,449
SOFR + 1.07%, 5.55%, 12/15/2025 (c)	11,430,000	11,436,629
SOFR + 0.93%, 5.57%, 4/22/2028 (c)	7,377,000	7,606,203
SOFR + 1.33%, 6.07%, 10/22/2027 (c)	8,077,000	8,368,984
7.63%, 10/15/2026	2,486,000	2,653,904
8.00%, 4/29/2027	9,204,000	10,090,897
JPMorgan Chase Bank NA 5.11%, 12/8/2026	26,118,000	26,697,036
KeyBank NA:
3.40%, 5/20/2026 (a)	7,998,000	7,812,526
4.70%, 1/26/2026 (a)	3,861,000	3,865,208
KeyCorp:
Series MTN, 2.25%, 4/6/2027 (a)	458,000	433,657
Series MTN, 4.15%, 10/29/2025 (a)	212,000	210,781
Lloyds Banking Group PLC:
1 yr. CMT + 0.85%, 1.63%, 5/11/2027 (c)	3,965,000	3,788,875
3.75%, 1/11/2027	4,088,000	4,043,359
1 yr. CMT + 1.80%, 3.75%, 3/18/2028 (c)	1,900,000	1,871,139
4.58%, 12/10/2025	18,257,000	18,194,196

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 3/24/2026	$6,277,000	$6,264,383
1 yr. CMT + 1.38%, 5.46%, 1/5/2028 (a) (c)	4,981,000	5,091,977
1 yr. CMT + 1.48%, 5.99%, 8/7/2027 (a) (c)	5,401,000	5,544,883
M&T Bank Corp. SOFR + 1.78%, 4.55%, 8/16/2028 (c)	2,750,000	2,752,200
Manufacturers & Traders Trust Co.:
3.40%, 8/17/2027	2,250,000	2,186,190
4.65%, 1/27/2026 (a)	11,376,000	11,364,283
5.40%, 11/21/2025	3,862,000	3,886,060
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	8,970,000	8,750,414
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (c)	8,865,000	8,440,189
1 yr. CMT + 0.67%, 1.64%, 10/13/2027 (a) (c)	4,907,000	4,650,560
1 yr. CMT + 0.83%, 2.34%, 1/19/2028 (c)	5,623,000	5,378,681
2.76%, 9/13/2026 (a)	5,303,000	5,161,357
3.29%, 7/25/2027 (a)	4,000,000	3,919,440
3.68%, 2/22/2027 (a)	3,960,000	3,921,826
3.85%, 3/1/2026	11,038,000	10,968,461
1 yr. CMT + 1.30%, 4.08%, 4/19/2028 (c)	3,901,000	3,877,399
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	4,223,000	4,306,193
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	5,500,000	5,665,055
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.67%, 1.23%, 5/22/2027 (c)	8,262,000	7,849,809
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (c)	5,045,000	4,801,932
2.84%, 9/13/2026	1,445,000	1,409,597
3.17%, 9/11/2027	5,700,000	5,532,192
3.66%, 2/28/2027 (a)	3,975,000	3,921,337
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	3,300,000	3,403,455
Morgan Stanley:
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	11,298,000	10,824,840
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	41,179,000	39,159,170
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	17,236,000	16,497,265
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	9,266,000	8,896,194
Series MTN, 3.13%, 7/27/2026	17,524,000	17,214,000
3.59%, 7/22/2028 (c)	11,046,000	10,819,999
Series GMTN, 3.88%, 1/27/2026	18,133,000	18,054,303
Security Description	Principal Amount	Value
3.95%, 4/23/2027 (a)	$14,698,000	$14,546,905
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	6,932,000	6,918,552
Series GMTN, 4.35%, 9/8/2026	9,342,000	9,362,926
5.00%, 11/24/2025	11,119,000	11,175,151
SOFR + 1.30%, 5.05%, 1/28/2027 (a) (c)	5,567,000	5,620,221
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (c)	6,269,000	6,472,554
SOFR + 1.77%, 6.14%, 10/16/2026 (c)	3,549,000	3,605,571
Series MTN, 6.25%, 8/9/2026	3,914,000	4,058,740
Morgan Stanley Bank NA:
4.75%, 4/21/2026	87,000	87,802
SOFR + 1.08%, 4.95%, 1/14/2028 (c)	11,335,000	11,502,305
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	4,110,000	4,198,201
SOFR + 0.87%, 5.50%, 5/26/2028 (c)	9,415,000	9,710,819
5.88%, 10/30/2026	10,401,000	10,774,188
National Australia Bank Ltd.:
2.50%, 7/12/2026 (a)	7,695,000	7,500,240
3.38%, 1/14/2026	4,370,000	4,332,156
3.91%, 6/9/2027 (a)	3,479,000	3,471,764
4.75%, 12/10/2025 (a)	4,241,000	4,266,531
4.97%, 1/12/2026	4,958,000	5,009,811
5.09%, 6/11/2027 (a)	5,750,000	5,908,470
National Bank of Canada SOFR + 1.04%, 5.60%, 7/2/2027 (c)	9,550,000	9,744,342
NatWest Group PLC:
1 yr. CMT + 0.90%, 1.64%, 6/14/2027 (a) (c)	7,174,000	6,838,687
1 yr. CMT + 2.55%, 3.07%, 5/22/2028 (a) (c)	3,969,000	3,835,483
4.80%, 4/5/2026	7,726,000	7,764,475
1 yr. CMT + 2.27%, 5.52%, 9/30/2028 (c)	4,000,000	4,127,440
1 yr. CMT + 1.10%, 5.58%, 3/1/2028 (c)	12,194,000	12,506,776
1 yr. CMT + 2.85%, 7.47%, 11/10/2026 (c)	7,656,000	7,883,460
Northern Trust Corp.:
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (c)	12,000	11,687
3.95%, 10/30/2025	4,547,000	4,528,994
4.00%, 5/10/2027	256,000	256,233
PNC Bank NA 4.20%, 11/1/2025	8,757,000	8,721,271
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	1,496,000	1,416,039
2.60%, 7/23/2026	4,773,000	4,643,938

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 5/19/2027 (a)	$3,800,000	$3,705,114
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	7,604,000	7,634,340
SOFR + 0.80%, 5.10%, 7/23/2027 (a) (c)	4,000,000	4,057,240
SOFR + 1.34%, 5.30%, 1/21/2028 (c)	2,519,000	2,576,685
SOFR + 1.73%, 6.62%, 10/20/2027 (c)	5,441,000	5,686,280
Royal Bank of Canada:
Series GMTN, 0.88%, 1/20/2026	3,797,000	3,643,297
Series GMTN, 1.15%, 7/14/2026	4,888,000	4,644,529
1.20%, 4/27/2026	9,400,000	9,001,158
Series GMTN, 1.40%, 11/2/2026	3,538,000	3,353,989
2.05%, 1/21/2027	3,404,000	3,258,547
3.63%, 5/4/2027	3,973,000	3,934,462
Series GMTN, 4.24%, 8/3/2027	4,556,000	4,583,837
Series GMTN, 4.65%, 1/27/2026 (a)	14,116,000	14,145,502
Series GMTN, 4.88%, 1/12/2026 (a)	5,753,000	5,811,681
Series GMTN, 4.88%, 1/19/2027 (a)	4,215,000	4,293,947
Series GMTN, SOFR + 0.79%, 5.07%, 7/23/2027 (c)	5,158,000	5,238,104
Series GMTN, 5.20%, 7/20/2026	5,270,000	5,381,724
Santander Holdings USA, Inc.:
SOFR + 1.25%, 2.49%, 1/6/2028 (c)	5,282,000	5,007,970
3.24%, 10/5/2026	5,159,000	5,019,036
4.40%, 7/13/2027 (a)	6,679,000	6,661,100
SOFR + 1.23%, 6.12%, 5/31/2027 (a) (c)	5,445,000	5,560,761
Santander U.K. Group Holdings PLC:
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	3,703,000	3,522,331
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	3,755,000	3,575,211
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	5,775,000	5,898,931
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	3,970,000	3,802,148
1.40%, 9/17/2026	13,488,000	12,782,847
2.17%, 1/14/2027	2,935,000	2,802,808
2.63%, 7/14/2026	9,362,000	9,110,069
3.01%, 10/19/2026	5,451,000	5,318,922
3.36%, 7/12/2027 (a)	8,317,000	8,138,018
3.45%, 1/11/2027 (a)	4,557,000	4,483,040
3.78%, 3/9/2026	7,841,000	7,786,270
Security Description	Principal Amount	Value
5.46%, 1/13/2026	$11,708,000	$11,868,985
5.88%, 7/13/2026	4,433,000	4,553,267
Synchrony Bank 5.63%, 8/23/2027	2,812,000	2,861,857
Toronto-Dominion Bank:
Series MTN, 0.75%, 1/6/2026	5,265,000	5,045,660
Series MTN, 1.15%, 6/12/2025 (a)	4,195,000	4,098,305
Series MTN, 1.20%, 6/3/2026	7,509,000	7,159,231
Series MTN, 1.25%, 9/10/2026 (a)	9,501,000	9,015,879
Series MTN, 2.80%, 3/10/2027	8,510,000	8,251,551
5 yr. USD Swap + 2.21%, 3.63%, 9/15/2031 (c)	2,479,000	2,433,138
4.11%, 6/8/2027	6,936,000	6,935,029
Series MTN, 4.69%, 9/15/2027	8,300,000	8,432,385
Series GMTN, 4.98%, 4/5/2027 (a)	2,902,000	2,961,404
5.10%, 1/9/2026	3,420,000	3,458,236
5.26%, 12/11/2026 (a)	3,990,000	4,088,713
Series MTN, 5.53%, 7/17/2026	8,373,000	8,586,177
Truist Bank:
3.30%, 5/15/2026	4,605,000	4,522,617
3.80%, 10/30/2026	4,639,000	4,587,136
4.05%, 11/3/2025 (a)	3,681,000	3,669,037
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	3,237,000	2,974,156
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	4,099,000	3,908,274
Series MTN, SOFR + 1.63%, 5.90%, 10/28/2026 (c)	7,172,000	7,265,523
Series MTN, SOFR + 2.05%, 6.05%, 6/8/2027 (c)	7,939,000	8,147,478
U.S. Bancorp:
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a) (c)	4,197,000	4,007,128
Series V, 2.38%, 7/22/2026	4,657,000	4,531,028
Series MTN, 3.10%, 4/27/2026	6,350,000	6,235,065
Series X, 3.15%, 4/27/2027	5,023,000	4,923,997
Series MTN, 3.95%, 11/17/2025 (a)	3,977,000	3,965,546
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (c)	7,550,000	7,606,096
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	12,763,000	12,922,665
SOFR + 1.88%, 6.79%, 10/26/2027 (c)	4,014,000	4,215,342
UBS AG:
1.25%, 6/1/2026	3,175,000	3,027,108
1.25%, 8/7/2026	6,002,000	5,697,519

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/9/2027	$5,873,000	$6,000,150
UBS Group AG 4.55%, 4/17/2026	14,457,000	14,493,142
Wachovia Corp. 7.57%, 8/1/2026 (d)	274,000	288,766
Wells Fargo & Co.:
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	6,200,000	5,894,960
3.00%, 4/22/2026	21,108,000	20,735,233
3.00%, 10/23/2026	15,219,000	14,873,224
Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	18,236,000	17,891,340
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	8,800,000	8,633,944
Series MTN, 3 mo. USD Term SOFR + 1.57%, 3.58%, 5/22/2028 (c)	14,618,000	14,335,434
Series MTN, SOFR + 1.32%, 3.91%, 4/25/2026 (c)	8,755,000	8,700,019
Series MTN, 4.10%, 6/3/2026	20,132,000	20,061,135
Series GMTN, 4.30%, 7/22/2027	12,088,000	12,108,308
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	8,900,000	9,002,706
Series MTN, SOFR + 1.07%, 5.71%, 4/22/2028 (c)	8,715,000	9,000,678
Wells Fargo Bank NA:
4.81%, 1/15/2026	7,054,000	7,106,976
5.25%, 12/11/2026	20,009,000	20,507,824
5.45%, 8/7/2026	23,676,000	24,242,330
Westpac Banking Corp.:
1.15%, 6/3/2026	11,895,000	11,338,433
2.70%, 8/19/2026	4,539,000	4,436,464
2.85%, 5/13/2026 (a)	8,152,000	8,003,307
3.35%, 3/8/2027	3,784,000	3,731,365
4.04%, 8/26/2027 (a)	3,850,000	3,858,162
Series GMTN, 5 yr. USD ICE Swap + 2.24%, 4.32%, 11/23/2031 (c)	1,775,000	1,762,238
5.20%, 4/16/2026	8,080,000	8,226,894
5.51%, 11/17/2025	3,988,000	4,047,501
		2,597,426,240
BEVERAGES — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	727,000	723,416
Coca-Cola Co.:
2.90%, 5/25/2027	4,453,000	4,352,496
3.38%, 3/25/2027	1,977,000	1,959,385
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025 (a)	758,000	752,656
Constellation Brands, Inc.:
3.50%, 5/9/2027	2,994,000	2,941,425
Security Description	Principal Amount	Value
3.70%, 12/6/2026	$3,724,000	$3,686,239
4.35%, 5/9/2027 (a)	4,521,000	4,533,071
4.40%, 11/15/2025 (a)	1,850,000	1,847,521
4.75%, 12/1/2025	3,507,000	3,520,151
5.00%, 2/2/2026	150,000	149,942
Diageo Capital PLC:
5.20%, 10/24/2025	3,927,000	3,969,097
5.38%, 10/5/2026	4,576,000	4,687,746
Keurig Dr. Pepper, Inc.:
2.55%, 9/15/2026 (a)	2,237,000	2,170,337
3.40%, 11/15/2025	3,872,000	3,830,453
3.43%, 6/15/2027	2,463,000	2,415,661
5.10%, 3/15/2027 (a)	3,541,000	3,621,310
Molson Coors Beverage Co. 3.00%, 7/15/2026	7,987,100	7,843,013
Pepsico Singapore Financing I Pte. Ltd. 4.65%, 2/16/2027 (a)	6,624,000	6,732,700
PepsiCo, Inc.:
2.38%, 10/6/2026	3,807,000	3,701,394
2.63%, 3/19/2027	1,397,000	1,356,110
2.85%, 2/24/2026	3,886,000	3,830,275
4.55%, 2/13/2026 (a)	3,400,000	3,427,608
5.13%, 11/10/2026 (a)	3,414,000	3,501,910
5.25%, 11/10/2025	3,370,000	3,417,416
		78,971,332
BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
2.20%, 2/21/2027 (a)	7,508,000	7,187,408
2.60%, 8/19/2026	8,010,000	7,790,766
5.51%, 3/2/2026	5,381,000	5,381,162
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027 (a)	4,593,000	4,476,751
Gilead Sciences, Inc.:
2.95%, 3/1/2027	3,212,000	3,132,214
3.65%, 3/1/2026	14,673,000	14,556,056
Illumina, Inc.:
4.65%, 9/9/2026	1,540,000	1,549,579
5.80%, 12/12/2025	6,582,000	6,667,237
		50,741,173
BUILDING MATERIALS — 0.0% (e)
Lennox International, Inc. 1.70%, 8/1/2027	2,264,000	2,113,806
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	3,607,000	3,510,080
1.85%, 5/15/2027 (a)	3,990,000	3,791,497
Albemarle Corp. 4.65%, 6/1/2027 (a)	945,000	949,574
Celanese U.S. Holdings LLC:
1.40%, 8/5/2026	3,150,000	2,971,080
6.17%, 7/15/2027 (a)	7,541,000	7,817,076
DuPont de Nemours, Inc. 4.49%, 11/15/2025	7,182,000	7,167,061

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ecolab, Inc.:
1.65%, 2/1/2027	$3,821,000	$3,632,663
2.70%, 11/1/2026	2,720,000	2,650,912
EIDP, Inc. 4.50%, 5/15/2026	3,941,000	3,965,868
FMC Corp.:
3.20%, 10/1/2026	780,000	761,397
5.15%, 5/18/2026	3,907,000	3,945,445
Linde, Inc.:
3.20%, 1/30/2026	1,213,000	1,200,312
4.70%, 12/5/2025	3,551,000	3,577,029
LYB International Finance II BV 3.50%, 3/2/2027 (a)	1,192,000	1,168,804
LYB International Finance III LLC 1.25%, 10/1/2025 (a)	3,892,000	3,761,345
Nutrien Ltd.:
4.00%, 12/15/2026	3,929,000	3,901,261
5.20%, 6/21/2027 (a)	2,626,000	2,692,779
5.95%, 11/7/2025	3,567,000	3,622,895
PPG Industries, Inc. 1.20%, 3/15/2026	3,800,000	3,632,268
RPM International, Inc. 3.75%, 3/15/2027 (a)	2,119,000	2,088,677
Sherwin-Williams Co.:
3.45%, 6/1/2027	1,164,000	1,145,015
3.95%, 1/15/2026	1,860,000	1,848,487
Westlake Corp. 3.60%, 8/15/2026	3,987,000	3,932,777
		73,734,302
COMMERCIAL SERVICES — 0.7%
Cintas Corp. No. 2 3.70%, 4/1/2027	3,520,000	3,496,346
Equifax, Inc. 2.60%, 12/15/2025	4,660,000	4,558,505
Global Payments, Inc.:
1.20%, 3/1/2026	5,719,000	5,467,536
2.15%, 1/15/2027	3,912,000	3,729,740
4.80%, 4/1/2026	5,493,000	5,503,821
4.95%, 8/15/2027	2,150,000	2,186,077
GXO Logistics, Inc. 1.65%, 7/15/2026 (a)	6,642,000	6,317,538
Leland Stanford Junior University 1.29%, 6/1/2027 (a)	2,252,000	2,106,296
PayPal Holdings, Inc.:
2.65%, 10/1/2026 (a)	6,684,000	6,512,756
3.90%, 6/1/2027 (a)	1,500,000	1,500,075
Quanta Services, Inc. 4.75%, 8/9/2027	1,665,000	1,682,699
S&P Global, Inc.:
2.45%, 3/1/2027	10,664,000	10,282,655
2.95%, 1/22/2027 (a)	2,619,000	2,555,777
		55,899,821
Security Description	Principal Amount	Value
COMPUTERS — 2.5%
Apple, Inc.:
0.55%, 8/20/2025	$200	$194
0.70%, 2/8/2026	10,332,000	9,907,561
2.05%, 9/11/2026	9,035,000	8,743,079
2.45%, 8/4/2026	32,267,000	31,496,141
2.90%, 9/12/2027	9,750,000	9,530,723
3.00%, 6/20/2027	2,050,000	2,013,469
3.20%, 5/11/2027 (a)	11,796,000	11,637,108
3.25%, 2/23/2026	14,427,000	14,297,013
3.35%, 2/9/2027	9,392,000	9,305,969
CGI, Inc. 1.45%, 9/14/2026	3,876,000	3,668,208
Dell International LLC/EMC Corp.:
4.90%, 10/1/2026	11,028,000	11,147,433
6.02%, 6/15/2026	10,656,000	10,915,367
6.10%, 7/15/2027	2,001,000	2,100,770
DXC Technology Co. 1.80%, 9/15/2026 (a)	5,406,000	5,124,401
Fortinet, Inc. 1.00%, 3/15/2026	4,427,000	4,222,915
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,754,000	1,679,543
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025	12,237,000	12,246,423
HP, Inc.:
1.45%, 6/17/2026	3,883,000	3,702,285
3.00%, 6/17/2027	5,817,000	5,636,615
International Business Machines Corp.:
1.70%, 5/15/2027 (a)	4,404,000	4,145,882
2.20%, 2/9/2027	4,334,000	4,152,015
3.30%, 5/15/2026	970,000	957,448
3.30%, 1/27/2027	4,141,000	4,075,282
3.45%, 2/19/2026	5,586,000	5,530,810
4.15%, 7/27/2027	3,296,000	3,309,085
4.50%, 2/6/2026 (a)	1,382,000	1,388,951
6.22%, 8/1/2027	950,000	1,005,167
7.00%, 10/30/2025	3,578,000	3,682,621
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	6,415,000	6,099,574
NetApp, Inc. 2.38%, 6/22/2027	2,896,000	2,760,236
		194,482,288
CONSTRUCTION MATERIALS — 0.2%
Carrier Global Corp. 2.49%, 2/15/2027	1,430,000	1,381,652
Johnson Controls International PLC 3.90%, 2/14/2026	3,984,000	3,955,714
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	1,927,000	1,891,774
Owens Corning:
3.40%, 8/15/2026 (a)	3,468,000	3,413,656

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 6/15/2027 (a)	$4,457,000	$4,603,190
Vulcan Materials Co. 3.90%, 4/1/2027 (a)	3,987,000	3,975,358
		19,221,344
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc. 5.35%, 3/22/2026	3,976,000	4,051,584
DIVERSIFIED FINANCIAL SERVICES — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.75%, 1/30/2026	5,088,000	4,903,560
2.45%, 10/29/2026	12,956,000	12,446,181
3.65%, 7/21/2027	3,772,000	3,699,540
4.45%, 10/1/2025	3,941,000	3,932,093
4.45%, 4/3/2026	3,311,000	3,304,212
6.10%, 1/15/2027	4,564,000	4,729,491
6.45%, 4/15/2027	897,000	939,975
6.50%, 7/15/2025	10,859,000	10,977,037
Air Lease Corp.:
1.88%, 8/15/2026	3,942,000	3,766,187
2.20%, 1/15/2027	3,019,000	2,874,994
Series MTN, 2.88%, 1/15/2026 (a)	5,466,000	5,353,291
3.63%, 4/1/2027 (a)	2,850,000	2,806,566
Series GMTN, 3.75%, 6/1/2026	3,868,000	3,825,491
Series MTN, 5.30%, 6/25/2026 (a)	3,826,000	3,889,971
Aircastle Ltd. 4.25%, 6/15/2026 (a)	3,843,000	3,814,754
Ally Financial, Inc. 4.75%, 6/9/2027 (a)	5,406,000	5,400,864
American Express Co.:
1.65%, 11/4/2026	5,094,000	4,843,936
2.55%, 3/4/2027 (a)	5,199,000	5,018,335
3.13%, 5/20/2026	5,547,000	5,456,029
3.30%, 5/3/2027	8,365,000	8,203,723
4.20%, 11/6/2025	3,830,000	3,831,953
4.90%, 2/13/2026 (a)	6,611,000	6,667,590
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	4,018,000	4,106,677
SOFR + 1.00%, 5.10%, 2/16/2028 (c)	6,563,000	6,688,813
SOFR + 0.97%, 5.39%, 7/28/2027 (c)	4,006,000	4,086,120
SOFR + 0.75%, 5.65%, 4/23/2027 (c)	13,525,000	13,791,578
SOFR + 1.33%, 6.34%, 10/30/2026 (c)	6,937,000	7,075,393
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	1,487,000	1,467,595
Ameriprise Financial, Inc. 2.88%, 9/15/2026	2,164,000	2,115,115
Security Description	Principal Amount	Value
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	$1,515,000	$1,400,496
BlackRock Funding, Inc. 4.60%, 7/26/2027	3,730,000	3,814,895
BlackRock, Inc. 3.20%, 3/15/2027	2,499,000	2,461,890
Brookfield Finance, Inc. 4.25%, 6/2/2026 (a)	2,798,000	2,796,069
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	4,832,000	4,591,076
3.65%, 5/11/2027	5,628,000	5,532,999
3.75%, 7/28/2026	8,563,000	8,445,601
3.75%, 3/9/2027	4,246,000	4,192,118
4.20%, 10/29/2025 (a)	14,227,000	14,125,561
SOFR + 2.06%, 4.93%, 5/10/2028 (a) (c)	153,000	154,784
SOFR + 2.44%, 7.15%, 10/29/2027 (c)	5,077,000	5,351,006
Cboe Global Markets, Inc. 3.65%, 1/12/2027	3,961,000	3,917,271
Charles Schwab Corp.:
0.90%, 3/11/2026	7,130,000	6,793,393
1.15%, 5/13/2026	5,350,000	5,102,563
2.45%, 3/3/2027 (a)	10,222,000	9,816,187
3.20%, 3/2/2027	2,360,000	2,306,593
3.30%, 4/1/2027	4,024,000	3,942,434
3.45%, 2/13/2026	1,991,000	1,968,661
Discover Financial Services:
4.10%, 2/9/2027	3,721,000	3,687,883
4.50%, 1/30/2026	3,622,000	3,617,183
Eaton Vance Corp. 3.50%, 4/6/2027 (a)	3,781,000	3,720,466
Intercontinental Exchange, Inc.:
3.10%, 9/15/2027	1,400,000	1,363,488
3.75%, 12/1/2025	4,186,000	4,162,349
4.00%, 9/15/2027	7,450,000	7,460,802
Invesco Finance PLC 3.75%, 1/15/2026 (a)	3,814,000	3,783,450
Jefferies Financial Group, Inc.:
4.85%, 1/15/2027	3,901,000	3,947,851
6.45%, 6/8/2027	1,515,000	1,590,462
Lazard Group LLC 3.63%, 3/1/2027 (a)	2,158,000	2,113,588
Legg Mason, Inc. 4.75%, 3/15/2026	625,000	628,931
LPL Holdings, Inc. 5.70%, 5/20/2027	5,902,000	6,034,677
Mastercard, Inc.:
2.95%, 11/21/2026	3,916,000	3,841,400
3.30%, 3/26/2027	3,933,000	3,877,702
Nasdaq, Inc. 3.85%, 6/30/2026	355,000	352,724

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Nomura Holdings, Inc.:
1.65%, 7/14/2026	$4,007,000	$3,811,058
2.33%, 1/22/2027	3,996,000	3,802,594
5.39%, 7/6/2027	3,300,000	3,372,138
5.59%, 7/2/2027	4,190,000	4,310,798
5.71%, 1/9/2026	3,994,000	4,045,882
ORIX Corp.:
3.70%, 7/18/2027	2,300,000	2,260,555
5.00%, 9/13/2027	2,350,000	2,390,256
Radian Group, Inc. 4.88%, 3/15/2027 (a)	5,648,000	5,661,160
Synchrony Financial 3.70%, 8/4/2026	3,051,000	2,994,679
Visa, Inc.:
0.75%, 8/15/2027 (a)	2,500,000	2,305,725
1.90%, 4/15/2027	7,734,000	7,387,904
2.75%, 9/15/2027	3,100,000	3,013,324
3.15%, 12/14/2025	17,878,000	17,685,454
Voya Financial, Inc. 3.65%, 6/15/2026	2,945,000	2,909,277
Western Union Co. 1.35%, 3/15/2026	4,302,000	4,105,011
		356,969,432
ELECTRIC — 5.1%
AEP Transmission Co. LLC 3.10%, 12/1/2026	4,407,000	4,310,222
AES Corp. 1.38%, 1/15/2026	3,923,000	3,764,432
Alabama Power Co. 3.75%, 9/1/2027	2,900,000	2,887,066
Algonquin Power & Utilities Corp. 5.37%, 6/15/2026 (d)	3,666,000	3,711,788
Ameren Corp.:
1.95%, 3/15/2027 (a)	1,680,000	1,592,136
3.65%, 2/15/2026	1,380,000	1,365,538
5.70%, 12/1/2026	4,125,000	4,241,201
American Electric Power Co., Inc.:
Series N, 1.00%, 11/1/2025	3,956,000	3,808,283
5 yr. CMT + 2.68%, 3.88%, 2/15/2062 (c)	58,000	54,693
Appalachian Power Co. Series X, 3.30%, 6/1/2027 (a)	1,000,000	976,140
Arizona Public Service Co. 2.95%, 9/15/2027	2,100,000	2,024,379
Baltimore Gas & Electric Co. 2.40%, 8/15/2026 (a)	2,036,000	1,981,150
Black Hills Corp.:
3.15%, 1/15/2027	1,635,000	1,589,253
3.95%, 1/15/2026	3,856,000	3,824,304
CenterPoint Energy Houston Electric LLC:
Series Z, 2.40%, 9/1/2026	4,046,000	3,914,060
Series AA, 3.00%, 2/1/2027	1,969,000	1,919,342
Security Description	Principal Amount	Value
CenterPoint Energy, Inc.:
1.45%, 6/1/2026	$3,603,000	$3,436,685
5.25%, 8/10/2026 (a)	3,963,000	4,028,548
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	3,984,000	3,920,057
CMS Energy Corp.:
3.00%, 5/15/2026	1,635,000	1,596,283
3.45%, 8/15/2027	1,650,000	1,616,934
Commonwealth Edison Co.:
2.55%, 6/15/2026 (a)	3,625,000	3,533,795
Series 122, 2.95%, 8/15/2027 (a)	1,365,000	1,327,217
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	2,392,000	2,295,124
Series A, 3.20%, 3/15/2027 (a)	3,464,000	3,400,747
Dominion Energy, Inc.:
Series A, 1.45%, 4/15/2026	3,966,000	3,799,269
Series D, 2.85%, 8/15/2026	3,713,000	3,616,759
Series B, 3.60%, 3/15/2027	1,110,000	1,092,395
DTE Electric Co. 4.85%, 12/1/2026 (a)	3,762,000	3,839,121
DTE Energy Co.:
Series F, 1.05%, 6/1/2025	400	390
2.85%, 10/1/2026	2,271,000	2,210,682
4.95%, 7/1/2027	3,474,000	3,533,961
Duke Energy Carolinas LLC 2.95%, 12/1/2026	3,365,000	3,294,335
Duke Energy Corp.:
2.65%, 9/1/2026	7,728,000	7,518,880
3.15%, 8/15/2027	3,426,000	3,330,620
5 yr. CMT + 2.32%, 3.25%, 1/15/2082 (c)	1,202,000	1,117,199
4.85%, 1/5/2027	3,939,000	4,003,718
5.00%, 12/8/2025	3,708,000	3,734,401
Duke Energy Florida LLC 3.20%, 1/15/2027 (a)	3,248,000	3,194,733
Edison International 5.75%, 6/15/2027 (a)	5,951,000	6,142,801
Emera U.S. Finance LP 3.55%, 6/15/2026	3,955,000	3,881,674
Enel Americas SA 4.00%, 10/25/2026 (a)	1,580,000	1,565,733
Entergy Arkansas LLC 3.50%, 4/1/2026	3,871,000	3,836,780
Entergy Corp. 2.95%, 9/1/2026	4,301,000	4,199,238
Entergy Louisiana LLC:
2.40%, 10/1/2026	1,699,000	1,643,969
3.12%, 9/1/2027	1,300,000	1,269,515
Evergy Kansas Central, Inc.:
2.55%, 7/1/2026 (a)	1,587,000	1,546,246
3.10%, 4/1/2027	568,000	553,749
Eversource Energy:
Series U, 1.40%, 8/15/2026	3,911,000	3,704,030
2.90%, 3/1/2027	2,805,000	2,715,268

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 7/1/2027	$1,206,000	$1,213,381
4.75%, 5/15/2026	3,715,000	3,737,959
5.00%, 1/1/2027	3,776,000	3,838,644
Exelon Corp.:
2.75%, 3/15/2027 (a)	3,902,000	3,776,707
3.40%, 4/15/2026	3,921,000	3,873,242
FirstEnergy Corp.:
Series A, 1.60%, 1/15/2026	1,442,000	1,386,570
Series B, 3.90%, 7/15/2027	5,516,000	5,454,717
Florida Power & Light Co.:
2.85%, 4/1/2025	503	498
3.13%, 12/1/2025	3,746,000	3,706,817
Series A, 3.30%, 5/30/2027	559,000	549,078
4.45%, 5/15/2026 (a)	3,714,000	3,741,446
Fortis, Inc. 3.06%, 10/4/2026	3,071,000	2,988,574
Georgia Power Co.:
3.25%, 4/1/2026 (a)	1,489,000	1,469,822
3.25%, 3/30/2027	5,525,000	5,416,710
5.00%, 2/23/2027	3,958,000	4,045,116
ITC Holdings Corp. 3.25%, 6/30/2026	4,261,000	4,182,086
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	3,550,000	3,511,376
MidAmerican Energy Co. 3.10%, 5/1/2027 (a)	3,388,000	3,318,953
National Rural Utilities Cooperative Finance Corp.:
Series MTN, 1.00%, 6/15/2026	4,084,000	3,871,632
3.05%, 4/25/2027	3,985,000	3,886,013
Series MTN, 3.25%, 11/1/2025	3,793,000	3,751,239
4.12%, 9/16/2027	1,575,000	1,585,883
4.45%, 3/13/2026	500,000	502,440
Series GMTN, 4.80%, 2/5/2027	3,915,000	3,987,114
Series MTN, 5.10%, 5/6/2027	3,960,000	4,061,218
5.45%, 10/30/2025	3,987,000	4,038,034
Series MTN, 5.60%, 11/13/2026	3,564,000	3,669,352
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	3,720,000	3,532,661
3.55%, 5/1/2027	15,278,000	15,063,191
4.63%, 7/15/2027	4,781,000	4,854,149
4.95%, 1/29/2026	6,573,000	6,639,322
NSTAR Electric Co. 3.20%, 5/15/2027	3,532,000	3,454,543
Oncor Electric Delivery Co. LLC 0.55%, 10/1/2025	1,593,000	1,537,930
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	3,515,000	3,295,699
Security Description	Principal Amount	Value
2.95%, 3/1/2026 (a)	$10,300,000	$10,054,036
3.15%, 1/1/2026	11,344,000	11,131,981
3.30%, 3/15/2027	1,004,000	976,270
5.45%, 6/15/2027	3,423,000	3,506,042
PECO Energy Co. 3.15%, 10/15/2025	91,000	89,995
PPL Capital Funding, Inc. 3.10%, 5/15/2026	1,994,000	1,952,266
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026 (a)	1,526,000	1,457,361
Series MTN, 2.25%, 9/15/2026 (a)	3,839,000	3,710,624
Series MTN, 3.00%, 5/15/2027	923,000	899,833
San Diego Gas & Electric Co. 2.50%, 5/15/2026	3,588,000	3,505,010
Sempra:
3.25%, 6/15/2027	2,985,000	2,906,345
5 yr. CMT + 2.87%, 4.13%, 4/1/2052 (c)	685,000	652,778
5.40%, 8/1/2026	3,990,000	4,066,009
Sierra Pacific Power Co. 2.60%, 5/1/2026	1,973,000	1,924,168
Southern California Edison Co.:
Series 20C, 1.20%, 2/1/2026 (a)	4,717,000	4,522,518
4.40%, 9/6/2026 (a)	4,000,000	4,030,440
Series D, 4.70%, 6/1/2027 (a)	3,150,000	3,193,879
4.88%, 2/1/2027 (a)	3,968,000	4,031,409
4.90%, 6/1/2026	999,000	1,008,820
5.35%, 3/1/2026	3,989,000	4,046,840
Southern Co.:
3.25%, 7/1/2026	6,628,000	6,517,445
Series 21-A, 5 yr. CMT + 2.92%, 3.75%, 9/15/2051 (c)	180,000	174,287
Series B, 5 yr. CMT + 3.73%, 4.00%, 1/15/2051 (c)	1,886,000	1,860,690
5.11%, 8/1/2027	3,950,000	4,041,284
5.15%, 10/6/2025	6,137,000	6,180,757
Southern Power Co. 0.90%, 1/15/2026	3,863,000	3,697,702
Southwestern Electric Power Co.:
Series N, 1.65%, 3/15/2026	3,058,000	2,949,380
Series K, 2.75%, 10/1/2026	3,404,000	3,298,204
Union Electric Co. 2.95%, 6/15/2027	2,650,000	2,575,561
Virginia Electric & Power Co.:
Series B, 2.95%, 11/15/2026	1,850,000	1,808,634
Series A, 3.15%, 1/15/2026	3,916,000	3,869,360
Series A, 3.50%, 3/15/2027	3,930,000	3,881,229

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3.75%, 5/15/2027	$3,870,000	$3,841,014
WEC Energy Group, Inc.:
4.75%, 1/9/2026	3,947,000	3,964,446
5.60%, 9/12/2026	3,788,000	3,884,670
Wisconsin Public Service Corp. 5.35%, 11/10/2025 (a)	3,164,000	3,198,108
Xcel Energy, Inc.:
1.75%, 3/15/2027 (a)	1,066,000	1,004,204
3.35%, 12/1/2026	3,921,000	3,842,384
		394,662,942
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co. 0.88%, 10/15/2026	4,602,000	4,334,992
ELECTRONICS — 0.8%
Agilent Technologies, Inc. 3.05%, 9/22/2026	2,547,000	2,487,349
Amphenol Corp.:
4.75%, 3/30/2026	3,090,000	3,113,978
5.05%, 4/5/2027 (a)	1,719,000	1,760,239
Avnet, Inc. 4.63%, 4/15/2026	3,986,000	3,982,771
Flex Ltd. 3.75%, 2/1/2026	3,807,000	3,764,780
Fortive Corp. 3.15%, 6/15/2026	3,358,000	3,292,418
Honeywell International, Inc.:
1.10%, 3/1/2027	4,418,000	4,138,517
2.50%, 11/1/2026	8,476,000	8,252,997
4.65%, 7/30/2027	3,770,000	3,845,626
Hubbell, Inc.:
3.15%, 8/15/2027	1,751,000	1,697,122
3.35%, 3/1/2026 (a)	586,000	577,386
Jabil, Inc.:
1.70%, 4/15/2026	3,942,000	3,778,328
4.25%, 5/15/2027 (a)	3,314,000	3,294,050
Keysight Technologies, Inc. 4.60%, 4/6/2027 (a)	4,196,000	4,221,722
TD SYNNEX Corp. 1.75%, 8/9/2026	4,706,000	4,473,006
Tyco Electronics Group SA:
3.13%, 8/15/2027	1,300,000	1,268,449
3.70%, 2/15/2026 (a)	3,310,000	3,285,837
4.50%, 2/13/2026 (a)	3,520,000	3,538,762
Vontier Corp. 1.80%, 4/1/2026	2,254,000	2,157,168
		62,930,505
ENTERTAINMENT — 0.3%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	23,828,000	23,040,246
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
0.88%, 11/15/2025 (a)	3,269,000	3,144,124
2.90%, 7/1/2026 (a)	1,864,000	1,826,068
Security Description	Principal Amount	Value
Veralto Corp. 5.50%, 9/18/2026 (a)	$3,904,000	$3,989,380
Waste Management, Inc.:
0.75%, 11/15/2025 (a)	3,606,000	3,470,054
4.95%, 7/3/2027	6,864,000	7,048,916
		19,478,542
FOOD — 1.5%
Campbell Soup Co.:
5.20%, 3/19/2027 (a)	3,457,000	3,547,539
5.30%, 3/20/2026 (a)	2,308,000	2,341,674
Conagra Brands, Inc.:
4.60%, 11/1/2025 (a)	1,030,500	1,030,737
5.30%, 10/1/2026	5,308,000	5,410,710
Flowers Foods, Inc. 3.50%, 10/1/2026 (a)	4,429,000	4,351,581
General Mills, Inc.:
3.20%, 2/10/2027 (a)	4,383,000	4,289,467
4.70%, 1/30/2027	3,934,000	3,979,595
Hershey Co. 2.30%, 8/15/2026	4,291,000	4,166,947
Hormel Foods Corp. 4.80%, 3/30/2027	10,813,000	11,017,906
Ingredion, Inc. 3.20%, 10/1/2026 (a)	1,831,000	1,793,812
J.M. Smucker Co. 3.50%, 3/15/2025	500	497
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 2.50%, 1/15/2027	5,006,000	4,787,388
Kellanova 3.25%, 4/1/2026	4,541,000	4,469,025
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	8,102,000	7,939,312
3.88%, 5/15/2027	6,390,000	6,343,609
Kroger Co.:
2.65%, 10/15/2026	3,912,000	3,796,596
3.50%, 2/1/2026	3,645,000	3,602,499
3.70%, 8/1/2027	3,011,000	2,974,416
4.60%, 8/15/2027	3,612,000	3,643,135
4.70%, 8/15/2026	4,005,000	4,033,716
McCormick & Co., Inc.:
0.90%, 2/15/2026	3,769,000	3,600,752
3.40%, 8/15/2027	3,605,000	3,531,494
Mondelez International, Inc. 2.63%, 3/17/2027 (a)	3,034,000	2,930,450
Sysco Corp.:
3.25%, 7/15/2027	3,159,000	3,077,814
3.30%, 7/15/2026	5,971,000	5,872,777
3.75%, 10/1/2025	3,753,000	3,726,691
Tyson Foods, Inc.:
3.55%, 6/2/2027	2,376,000	2,331,379
4.00%, 3/1/2026	6,749,000	6,712,420
		115,303,938

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.1%
Suzano International Finance BV 5.50%, 1/17/2027 (a)	$8,237,000	$8,373,981
GAS — 0.4%
Atmos Energy Corp. 3.00%, 6/15/2027	2,504,000	2,438,470
National Fuel Gas Co.:
3.95%, 9/15/2027	1,350,000	1,326,362
5.50%, 1/15/2026	7,124,000	7,187,332
5.50%, 10/1/2026	3,301,000	3,367,053
NiSource, Inc. 3.49%, 5/15/2027	4,301,000	4,227,840
Southern California Gas Co.:
Series TT, 2.60%, 6/15/2026	3,882,000	3,788,172
2.95%, 4/15/2027 (a)	3,862,000	3,758,614
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	4,362,000	4,296,047
Spire, Inc. 5.30%, 3/1/2026	2,620,000	2,648,322
		33,038,212
HAND & MACHINE TOOLS — 0.2%
Regal Rexnord Corp. 6.05%, 2/15/2026	8,892,000	9,042,631
Snap-on, Inc. 3.25%, 3/1/2027	1,800,000	1,769,526
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	3,961,000	3,908,873
		14,721,030
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories 3.75%, 11/30/2026	12,681,000	12,671,870
Agilent Technologies, Inc. 4.20%, 9/9/2027	5,750,000	5,764,777
Baxter International, Inc.:
1.92%, 2/1/2027	12,151,000	11,505,903
2.60%, 8/15/2026	3,675,000	3,560,671
GE HealthCare Technologies, Inc. 5.60%, 11/15/2025	6,459,000	6,528,628
Smith & Nephew PLC 5.15%, 3/20/2027	3,767,000	3,832,922
Solventum Corp. 5.45%, 2/25/2027 (b)	6,983,000	7,127,758
Stryker Corp.:
3.38%, 11/1/2025	3,570,000	3,537,406
3.50%, 3/15/2026	3,888,900	3,849,428
Thermo Fisher Scientific, Inc. 5.00%, 12/5/2026	10,270,000	10,490,497
Zimmer Biomet Holdings, Inc. 3.05%, 1/15/2026	3,983,000	3,919,272
		72,789,132
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 1.5%
Cigna Group 5.69%, 3/15/2026 (a)	$3,739,000	$3,739,037
CommonSpirit Health 1.55%, 10/1/2025 (a)	6,005,000	5,795,306
Elevance Health, Inc.:
1.50%, 3/15/2026	3,441,000	3,309,760
5.35%, 10/15/2025	3,804,000	3,835,840
HCA, Inc.:
3.13%, 3/15/2027	6,002,000	5,831,783
4.50%, 2/15/2027	14,517,000	14,537,179
5.25%, 6/15/2026	16,012,000	16,128,567
Humana, Inc.:
1.35%, 2/3/2027	4,617,000	4,315,833
3.95%, 3/15/2027 (a)	2,753,000	2,728,251
Icon Investments Six DAC 5.81%, 5/8/2027	975,000	1,005,888
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,324,000	1,297,705
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	4,262,000	4,070,679
3.60%, 9/1/2027	2,550,000	2,501,856
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	2,845,000	2,739,052
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026 (a)	1,074,000	1,040,588
Quest Diagnostics, Inc. 3.45%, 6/1/2026	2,955,000	2,915,935
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	359,000	355,877
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	3,860,000	3,690,314
1.25%, 1/15/2026 (a)	3,406,000	3,287,437
3.10%, 3/15/2026	3,587,000	3,542,234
3.38%, 4/15/2027	1,665,000	1,642,772
3.45%, 1/15/2027	850,000	841,279
3.70%, 12/15/2025 (a)	3,589,000	3,572,275
3.70%, 5/15/2027 (a)	3,958,000	3,939,358
4.60%, 4/15/2027 (a)	3,885,000	3,955,552
4.75%, 7/15/2026 (a)	3,480,000	3,531,539
5.15%, 10/15/2025	3,858,000	3,897,853
Universal Health Services, Inc. 1.65%, 9/1/2026	4,112,000	3,894,270
		111,944,019
HOME BUILDERS — 0.3%
DR Horton, Inc.:
1.30%, 10/15/2026	3,882,000	3,671,673
2.60%, 10/15/2025	3,609,000	3,538,372
Lennar Corp.:
5.00%, 6/15/2027 (a)	5,158,000	5,240,270
5.25%, 6/1/2026	3,882,000	3,916,433

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Meritage Homes Corp. 5.13%, 6/6/2027 (a)	$3,100,000	$3,127,218
PulteGroup, Inc. 5.00%, 1/15/2027 (a)	2,101,000	2,129,763
Toll Brothers Finance Corp.:
4.88%, 11/15/2025 (a)	3,494,000	3,494,524
4.88%, 3/15/2027	255,000	256,614
		25,374,867
HOUSEHOLD PRODUCTS — 0.9%
Colgate-Palmolive Co.:
3.10%, 8/15/2027 (a)	2,150,000	2,117,815
4.80%, 3/2/2026	3,677,000	3,725,573
Conopco, Inc. Series E, 7.25%, 12/15/2026	3,544,000	3,783,893
Estee Lauder Cos., Inc. 3.15%, 3/15/2027 (a)	1,292,000	1,265,966
Haleon U.S. Capital LLC 3.38%, 3/24/2027	5,627,000	5,526,952
Procter & Gamble Co.:
0.55%, 10/29/2025 (a)	3,583,000	3,455,660
1.00%, 4/23/2026 (a)	3,965,000	3,798,430
1.90%, 2/1/2027	3,978,000	3,813,709
2.45%, 11/3/2026	4,000,000	3,897,800
2.70%, 2/2/2026	2,192,000	2,158,989
2.80%, 3/25/2027 (a)	1,733,000	1,692,777
2.85%, 8/11/2027	16,369,000	15,975,162
4.10%, 1/26/2026 (a)	4,677,000	4,697,111
Unilever Capital Corp.:
2.00%, 7/28/2026 (a)	3,926,000	3,800,800
2.90%, 5/5/2027	5,734,000	5,595,868
4.25%, 8/12/2027	1,722,000	1,739,392
		67,045,897
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	2,110,000	2,062,251
Kimberly-Clark Corp.:
1.05%, 9/15/2027	2,600,000	2,393,716
2.75%, 2/15/2026 (a)	3,288,000	3,230,756
		7,686,723
INSURANCE — 1.5%
Aflac, Inc.:
1.13%, 3/15/2026	3,627,000	3,468,500
2.88%, 10/15/2026 (a)	1,150,000	1,123,366
Allstate Corp.:
0.75%, 12/15/2025	3,907,000	3,745,016
3.28%, 12/15/2026	3,688,000	3,624,861
American National Group, Inc. 5.00%, 6/15/2027	3,850,000	3,873,216
Aon Corp. 8.21%, 1/1/2027	2,251,000	2,426,083
Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/2027	3,945,000	3,828,504
Security Description	Principal Amount	Value
Aon Global Ltd. 3.88%, 12/15/2025	$3,925,000	$3,910,281
Aon North America, Inc. 5.13%, 3/1/2027	3,699,000	3,785,039
Arch Capital Finance LLC 4.01%, 12/15/2026 (a)	3,564,000	3,544,897
Berkshire Hathaway Finance Corp. 2.30%, 3/15/2027 (a)	2,389,000	2,313,364
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	9,853,000	9,737,129
Brighthouse Financial, Inc. 3.70%, 6/22/2027	5,928,000	5,799,185
Chubb INA Holdings LLC 3.35%, 5/3/2026 (a)	5,376,000	5,312,724
CNA Financial Corp.:
3.45%, 8/15/2027	2,400,000	2,348,112
4.50%, 3/1/2026	3,030,000	3,032,303
Corebridge Financial, Inc. 3.65%, 4/5/2027	4,089,000	4,022,554
Hanover Insurance Group, Inc. 4.50%, 4/15/2026 (a)	2,242,000	2,237,830
Jackson Financial, Inc. 5.17%, 6/8/2027	2,639,000	2,679,166
Lincoln National Corp. 3.63%, 12/12/2026 (a)	1,638,000	1,616,100
Loews Corp. 3.75%, 4/1/2026 (a)	3,644,000	3,625,379
Manulife Financial Corp.:
2.48%, 5/19/2027	2,900,000	2,786,088
5 yr. USD ICE Swap + 1.65%, 4.06%, 2/24/2032 (a) (c)	778,000	766,898
4.15%, 3/4/2026	5,663,000	5,650,768
Marsh & McLennan Cos., Inc. 3.75%, 3/14/2026	2,849,000	2,831,906
Mercury General Corp. 4.40%, 3/15/2027	2,550,000	2,523,531
MetLife, Inc. 3.60%, 11/13/2025	2,071,000	2,055,923
Munich Re America Corp. Series B, 7.45%, 12/15/2026	48,000	51,245
Old Republic International Corp. 3.88%, 8/26/2026	1,919,000	1,900,117
Principal Financial Group, Inc. 3.10%, 11/15/2026	2,228,000	2,178,516
Progressive Corp.:
2.45%, 1/15/2027	1,923,000	1,858,310
2.50%, 3/15/2027	1,075,000	1,036,827
Prudential Financial, Inc.:
Series MTN, 1.50%, 3/10/2026	2,765,000	2,667,506
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (c)	1,950,000	1,920,282

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Reinsurance Group of America, Inc. 3.95%, 9/15/2026	$2,553,000	$2,539,367
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	1,050,000	1,027,803
Trinity Acquisition PLC 4.40%, 3/15/2026 (a)	2,035,000	2,029,851
Willis North America, Inc. 4.65%, 6/15/2027	3,921,000	3,954,211
		113,832,758
INTERNET — 1.5%
Alphabet, Inc.:
0.80%, 8/15/2027 (a)	4,250,000	3,936,392
2.00%, 8/15/2026	10,777,000	10,446,577
Amazon.com, Inc.:
1.00%, 5/12/2026 (a)	25,330,000	24,224,852
1.20%, 6/3/2027	6,776,000	6,331,156
3.15%, 8/22/2027	12,842,000	12,606,606
3.30%, 4/13/2027	15,236,000	15,040,370
5.20%, 12/3/2025	300	304
Baidu, Inc.:
1.63%, 2/23/2027 (a)	2,009,000	1,889,565
1.72%, 4/9/2026 (a)	3,085,000	2,962,680
3.63%, 7/6/2027 (a)	2,600,000	2,559,596
Booking Holdings, Inc. 3.60%, 6/1/2026	3,973,000	3,948,526
eBay, Inc.:
1.40%, 5/10/2026	3,685,000	3,526,619
3.60%, 6/5/2027	3,825,000	3,780,860
5.90%, 11/22/2025	2,912,000	2,955,214
Expedia Group, Inc.:
4.63%, 8/1/2027	3,329,000	3,354,467
5.00%, 2/15/2026	3,969,200	3,991,507
JD.com, Inc. 3.88%, 4/29/2026	501,000	496,661
Meta Platforms, Inc. 3.50%, 8/15/2027	9,852,000	9,770,918
Netflix, Inc. 4.38%, 11/15/2026 (a)	3,720,000	3,746,858
VeriSign, Inc. 4.75%, 7/15/2027	2,600,000	2,604,602
		118,174,330
INVESTMENT COMPANY SECURITY — 2.3%
ARES Capital Corp.:
2.15%, 7/15/2026	6,213,000	5,909,681
2.88%, 6/15/2027	1,950,000	1,844,505
3.88%, 1/15/2026	8,297,000	8,177,689
7.00%, 1/15/2027	10,932,000	11,378,026
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	803,000	759,742
2.95%, 3/10/2026 (a)	4,155,000	4,004,797
Barings BDC, Inc. 3.30%, 11/23/2026	3,097,000	2,952,928
Security Description	Principal Amount	Value
BlackRock TCP Capital Corp. 2.85%, 2/9/2026 (a)	$4,010,000	$3,870,292
Blackstone Private Credit Fund:
2.63%, 12/15/2026	16,807,000	15,890,514
3.25%, 3/15/2027	5,704,000	5,434,429
4.95%, 9/26/2027 (a) (b)	2,645,000	2,621,221
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	529,000	493,673
2.75%, 9/16/2026 (a)	4,722,000	4,514,893
3.63%, 1/15/2026	6,975,000	6,835,082
Blue Owl Capital Corp.:
2.63%, 1/15/2027	2,482,000	2,342,462
3.13%, 4/13/2027	5,180,000	4,900,021
3.40%, 7/15/2026	6,279,000	6,078,574
4.25%, 1/15/2026 (a)	4,470,000	4,418,059
8.45%, 11/15/2026 (a) (b)	2,276,000	2,391,962
Blue Owl Credit Income Corp.:
3.13%, 9/23/2026	2,351,000	2,245,323
4.70%, 2/8/2027	3,571,000	3,504,115
7.75%, 9/16/2027	1,600,000	1,684,864
Blue Owl Technology Finance Corp. 2.50%, 1/15/2027	4,194,000	3,908,850
FS KKR Capital Corp.:
2.63%, 1/15/2027	5,862,000	5,515,790
3.25%, 7/15/2027	3,271,000	3,098,095
3.40%, 1/15/2026	6,757,000	6,587,737
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026 (a)	658,000	641,228
6.38%, 3/11/2027 (a)	8,873,000	9,152,677
Golub Capital BDC, Inc.:
2.05%, 2/15/2027 (a)	3,732,000	3,448,107
2.50%, 8/24/2026	5,707,000	5,419,253
Main Street Capital Corp.:
3.00%, 7/14/2026	8,416,000	8,064,716
6.50%, 6/4/2027	6,192,000	6,330,825
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027	2,251,000	2,235,468
New Mountain Finance Corp. 6.20%, 10/15/2027 (a)	960,000	957,178
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	4,392,000	4,111,044
Prospect Capital Corp.:
3.36%, 11/15/2026 (a)	2,869,000	2,672,387
3.71%, 1/22/2026 (a)	6,920,000	6,707,902
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	3,642,000	3,476,143
		174,580,252
IRON/STEEL — 0.1%
ArcelorMittal SA 4.55%, 3/11/2026	3,533,000	3,530,386

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Nucor Corp. 4.30%, 5/23/2027 (a)	$3,919,000	$3,949,137
		7,479,523
IT SERVICES — 0.5%
Hewlett Packard Enterprise Co.:
4.40%, 9/25/2027	8,189,000	8,196,042
4.45%, 9/25/2026	3,115,000	3,121,541
IBM International Capital Pte. Ltd.:
4.60%, 2/5/2027	19,484,000	19,715,665
4.70%, 2/5/2026 (a)	3,952,000	3,974,092
		35,007,340
LODGING — 0.6%
Hyatt Hotels Corp.:
4.85%, 3/15/2026	2,872,000	2,881,363
5.75%, 1/30/2027	13,737,000	14,074,930
Las Vegas Sands Corp.:
3.50%, 8/18/2026	750,000	733,215
5.90%, 6/1/2027	17,303,000	17,777,794
Marriott International, Inc.:
Series R, 3.13%, 6/15/2026 (a)	3,952,000	3,876,951
3.75%, 10/1/2025	1,970,000	1,955,245
5.45%, 9/15/2026	3,248,000	3,329,297
Sands China Ltd.:
2.30%, 3/8/2027 (a)	922,000	862,817
3.80%, 1/8/2026	636,000	624,457
		46,116,069
MACHINERY, CONSTRUCTION & MINING — 0.6%
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	4,807,000	4,610,346
Series MTN, 1.10%, 9/14/2027	4,150,000	3,835,928
Series MTN, 1.15%, 9/14/2026	7,212,000	6,843,250
Series MTN, 1.70%, 1/8/2027	2,595,000	2,470,985
2.40%, 8/9/2026	2,430,000	2,363,175
Series MTN, 3.60%, 8/12/2027 (a)	3,250,000	3,228,258
Series DMTN, 4.35%, 5/15/2026 (a)	5,423,000	5,457,273
4.45%, 10/16/2026 (a)	3,210,000	3,248,006
4.50%, 1/8/2027	3,729,000	3,779,789
4.80%, 1/6/2026	3,959,000	3,995,977
5.00%, 5/14/2027 (a)	3,986,000	4,095,256
5.05%, 2/27/2026 (a)	3,895,000	3,952,958
		47,881,201
MACHINERY-DIVERSIFIED — 1.3%
AGCO Corp. 5.45%, 3/21/2027	3,747,000	3,822,165
Security Description	Principal Amount	Value
CNH Industrial Capital LLC:
1.45%, 7/15/2026	$508,000	$483,006
1.88%, 1/15/2026	3,916,000	3,788,182
5.45%, 10/14/2025	3,696,000	3,729,523
Dover Corp. 3.15%, 11/15/2025 (a)	3,190,000	3,143,586
Ingersoll Rand, Inc. 5.20%, 6/15/2027 (a)	9,886,000	10,133,051
John Deere Capital Corp.:
Series MTN, 1.05%, 6/17/2026	3,975,000	3,788,175
Series MTN, 1.30%, 10/13/2026 (a)	3,174,000	3,009,714
Series MTN, 1.70%, 1/11/2027	5,963,000	5,669,799
Series MTN, 1.75%, 3/9/2027	1,227,000	1,164,313
Series MTN, 2.25%, 9/14/2026	3,992,000	3,870,523
Series MTN, 2.35%, 3/8/2027	3,841,000	3,696,962
Series MTN, 2.65%, 6/10/2026 (a)	3,473,000	3,399,199
Series MTN, 2.80%, 9/8/2027	1,700,000	1,645,974
Series MTN, 4.15%, 9/15/2027	5,400,000	5,440,014
4.20%, 7/15/2027	3,200,000	3,226,560
4.50%, 1/8/2027	3,841,000	3,889,742
Series MTN, 4.75%, 6/8/2026	3,898,000	3,952,182
Series MTN, 4.80%, 1/9/2026 (a)	3,809,000	3,844,919
Series MTN, 4.85%, 3/5/2027	3,261,000	3,327,753
Series MTN, 4.90%, 6/11/2027	3,500,000	3,587,325
Series MTN, 4.95%, 3/6/2026 (a)	3,934,000	3,983,962
Series FXD, 5.05%, 3/3/2026 (a)	3,610,000	3,663,392
Series MTN, 5.15%, 9/8/2026 (a)	3,532,000	3,614,402
Otis Worldwide Corp.:
2.06%, 4/5/2025	400	394
2.29%, 4/5/2027	3,866,000	3,694,929
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	3,927,000	3,858,945
Xylem, Inc. 3.25%, 11/1/2026 (a)	3,579,000	3,506,633
		100,935,324

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026	$6,489,000	$6,671,341
Comcast Corp.:
2.35%, 1/15/2027	11,541,000	11,125,062
3.15%, 3/1/2026	2,121,000	2,091,730
3.30%, 2/1/2027	21,395,600	21,057,977
3.30%, 4/1/2027	4,712,000	4,635,053
3.95%, 10/15/2025	126,000	125,642
5.25%, 11/7/2025	3,433,000	3,468,566
Discovery Communications LLC 4.90%, 3/11/2026 (a)	8,170,000	8,164,281
FactSet Research Systems, Inc. 2.90%, 3/1/2027	3,825,000	3,699,464
Paramount Global:
2.90%, 1/15/2027	3,368,000	3,223,344
4.00%, 1/15/2026	2,065,000	2,039,477
TCI Communications, Inc. 7.88%, 2/15/2026	4,373,000	4,579,362
Thomson Reuters Corp. 3.35%, 5/15/2026 (a)	3,794,000	3,736,483
TWDC Enterprises 18 Corp.:
Series MTN, 1.85%, 7/30/2026	3,615,000	3,482,546
Series MTN, 2.95%, 6/15/2027 (a)	7,150,000	6,965,316
3.00%, 2/13/2026	3,941,000	3,883,264
Walt Disney Co.:
1.75%, 1/13/2026 (a)	5,302,000	5,152,060
3.38%, 11/15/2026 (a)	3,964,000	3,913,380
3.70%, 10/15/2025	3,853,000	3,837,742
3.70%, 3/23/2027	3,993,000	3,976,828
		105,828,918
MINING — 0.3%
BHP Billiton Finance USA Ltd.:
4.88%, 2/27/2026	3,510,000	3,543,134
5.25%, 9/8/2026	3,988,000	4,075,377
6.42%, 3/1/2026	2,937,000	3,022,526
Freeport-McMoRan, Inc. 5.00%, 9/1/2027	2,200,000	2,211,308
Kinross Gold Corp. 4.50%, 7/15/2027	2,765,000	2,773,046
Newmont Corp./Newcrest Finance Pty. Ltd. 5.30%, 3/15/2026	3,909,000	3,958,410
		19,583,801
MISCELLANEOUS MANUFACTURER — 0.5%
3M Co. Series MTN, 2.25%, 9/19/2026	3,910,000	3,769,357
Security Description	Principal Amount	Value
Eaton Corp. 3.10%, 9/15/2027	$2,750,000	$2,685,623
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	3,701,000	3,654,108
Illinois Tool Works, Inc. 2.65%, 11/15/2026 (a)	4,165,000	4,069,747
Parker-Hannifin Corp.:
3.25%, 3/1/2027	3,022,000	2,958,296
4.25%, 9/15/2027	5,200,000	5,217,316
Teledyne Technologies, Inc. 1.60%, 4/1/2026	3,131,000	3,001,596
Textron, Inc.:
3.65%, 3/15/2027	2,910,000	2,864,866
4.00%, 3/15/2026 (a)	2,757,000	2,744,924
Trane Technologies Financing Ltd. 3.50%, 3/21/2026 (a)	3,915,000	3,872,796
		34,838,629
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp. 2.67%, 12/1/2026	4,843,000	4,664,100
OIL & GAS — 2.6%
BP Capital Markets America, Inc.:
3.02%, 1/16/2027	5,623,000	5,496,707
3.12%, 5/4/2026	5,157,000	5,080,522
3.41%, 2/11/2026	6,354,000	6,301,389
3.54%, 4/6/2027	652,000	644,091
3.59%, 4/14/2027	2,059,000	2,035,836
BP Capital Markets PLC 3.28%, 9/19/2027	7,800,000	7,642,206
Canadian Natural Resources Ltd. 3.85%, 6/1/2027	4,705,000	4,639,130
Cenovus Energy, Inc. 4.25%, 4/15/2027	3,750,000	3,733,088
Chevron Corp.:
2.00%, 5/11/2027	7,491,000	7,156,003
2.95%, 5/16/2026	12,722,000	12,534,987
Chevron USA, Inc. 1.02%, 8/12/2027 (a)	3,650,000	3,375,922
Coterra Energy, Inc. 3.90%, 5/15/2027	4,534,000	4,467,532
Devon Energy Corp. 5.85%, 12/15/2025	3,949,000	3,988,648
Diamondback Energy, Inc.:
3.25%, 12/1/2026	2,287,000	2,238,287
5.20%, 4/18/2027	8,542,000	8,715,403
EOG Resources, Inc. 4.15%, 1/15/2026	3,764,000	3,764,602
Exxon Mobil Corp.:
3.04%, 3/1/2026	22,339,000	22,065,347
3.29%, 3/19/2027 (a)	1,800,000	1,788,696
Hess Corp. 4.30%, 4/1/2027	7,427,000	7,425,218

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
HF Sinclair Corp.:
5.88%, 4/1/2026 (a)	$4,355,000	$4,413,923
6.38%, 4/15/2027	1,435,000	1,459,452
Marathon Oil Corp. 4.40%, 7/15/2027	3,652,000	3,657,332
Marathon Petroleum Corp. 5.13%, 12/15/2026 (a)	4,370,000	4,438,653
Occidental Petroleum Corp.:
5.00%, 8/1/2027	5,959,000	6,041,115
5.55%, 3/15/2026	14,392,000	14,566,143
8.50%, 7/15/2027 (a)	2,700,000	2,937,303
Ovintiv, Inc. 5.38%, 1/1/2026	3,838,000	3,862,832
Phillips 66 Co.:
1.30%, 2/15/2026	3,863,000	3,712,343
3.55%, 10/1/2026	3,060,000	3,019,394
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	4,383,000	4,214,780
5.10%, 3/29/2026	4,966,000	5,035,822
Shell International Finance BV:
2.00%, 11/7/2024	3,622,300	3,610,346
2.50%, 9/12/2026 (a)	8,889,000	8,631,663
2.88%, 5/10/2026 (a)	9,040,000	8,869,686
Valero Energy Corp.:
2.15%, 9/15/2027	2,800,000	2,642,640
3.40%, 9/15/2026	2,777,000	2,730,596
		196,937,637
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 2.06%, 12/15/2026 (a)	3,588,000	3,438,668
Halliburton Co. 3.80%, 11/15/2025 (a)	3,466,000	3,441,807
		6,880,475
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc. 3.63%, 4/28/2026 (a)	6,190,000	6,106,249
Berry Global, Inc.:
1.57%, 1/15/2026	12,082,000	11,628,925
1.65%, 1/15/2027	3,415,000	3,206,378
Sonoco Products Co.:
2.25%, 2/1/2027	2,871,000	2,737,240
4.45%, 9/1/2026	1,950,000	1,950,565
WRKCo, Inc.:
3.38%, 9/15/2027	3,500,000	3,409,350
4.65%, 3/15/2026	3,835,000	3,839,449
		32,878,156
PHARMACEUTICALS — 4.2%
AbbVie, Inc.:
2.95%, 11/21/2026	33,152,000	32,457,134
4.80%, 3/15/2027	19,310,000	19,682,683
Security Description	Principal Amount	Value
Astrazeneca Finance LLC:
1.20%, 5/28/2026	$4,142,000	$3,965,717
4.80%, 2/26/2027	6,967,000	7,102,648
AstraZeneca PLC:
0.70%, 4/8/2026 (a)	5,891,000	5,610,647
3.13%, 6/12/2027	4,388,000	4,300,196
3.38%, 11/16/2025	9,476,000	9,400,382
Becton Dickinson & Co. 3.70%, 6/6/2027	1,130,000	1,116,191
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	3,548,000	3,418,888
3.20%, 6/15/2026	12,137,000	11,981,646
3.25%, 2/27/2027 (a)	14,026,000	13,810,561
4.90%, 2/22/2027 (a)	416,000	424,790
Cardinal Health, Inc. 3.41%, 6/15/2027	8,513,000	8,342,400
Cigna Group:
1.25%, 3/15/2026	4,735,000	4,531,442
3.40%, 3/1/2027	5,653,000	5,549,550
4.13%, 11/15/2025	5,247,000	5,232,466
4.50%, 2/25/2026	3,677,000	3,686,119
CVS Health Corp.:
1.30%, 8/21/2027	6,868,000	6,311,486
2.88%, 6/1/2026	9,106,000	8,891,736
3.00%, 8/15/2026	4,143,000	4,047,462
3.63%, 4/1/2027 (a)	1,300,000	1,281,813
5.00%, 2/20/2026	11,403,000	11,480,540
6.25%, 6/1/2027	932,000	976,046
Eli Lilly & Co.:
3.10%, 5/15/2027	3,352,000	3,293,139
4.15%, 8/14/2027 (a)	4,400,000	4,441,316
4.50%, 2/9/2027	8,390,000	8,505,027
5.50%, 3/15/2027 (a)	1,229,000	1,278,652
Johnson & Johnson:
0.95%, 9/1/2027	7,750,000	7,182,700
2.45%, 3/1/2026	9,863,000	9,676,589
2.95%, 3/3/2027	5,298,000	5,205,656
McKesson Corp.:
0.90%, 12/3/2025	3,945,000	3,795,208
1.30%, 8/15/2026 (a)	3,665,000	3,485,268
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	3,966,400	3,954,303
Merck & Co., Inc.:
0.75%, 2/24/2026	3,919,000	3,751,816
1.70%, 6/10/2027 (a)	2,061,000	1,952,612
Novartis Capital Corp.:
2.00%, 2/14/2027	10,879,900	10,442,854
3.00%, 11/20/2025	16,375,000	16,183,740
3.10%, 5/17/2027	4,143,000	4,069,379
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2026	21,744,000	21,880,552
Pfizer, Inc. 3.00%, 12/15/2026	10,542,000	10,340,332

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026 (a)	$12,940,000	$12,738,912
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	6,773,000	6,705,135
Viatris, Inc. 2.30%, 6/22/2027	4,031,000	3,799,419
Zoetis, Inc.:
3.00%, 9/12/2027	3,200,000	3,102,976
5.40%, 11/14/2025	3,756,000	3,791,419
		323,179,547
PIPELINES — 2.5%
Boardwalk Pipelines LP:
4.45%, 7/15/2027 (a)	1,752,000	1,755,101
5.95%, 6/1/2026	7,030,000	7,158,860
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027 (a)	3,958,000	4,024,257
DCP Midstream Operating LP 5.63%, 7/15/2027 (a)	2,615,000	2,690,417
Enbridge, Inc.:
1.60%, 10/4/2026	3,889,000	3,691,167
3.70%, 7/15/2027	2,762,000	2,723,277
4.25%, 12/1/2026	4,258,000	4,253,018
5.25%, 4/5/2027 (a)	2,994,000	3,065,796
5.90%, 11/15/2026	4,285,000	4,425,205
Energy Transfer LP:
3.90%, 7/15/2026	3,923,000	3,888,517
4.20%, 4/15/2027 (a)	3,941,000	3,928,940
4.40%, 3/15/2027 (a)	1,149,000	1,150,953
4.75%, 1/15/2026	3,660,600	3,665,505
5.50%, 6/1/2027	3,911,000	4,011,552
5.95%, 12/1/2025	3,634,000	3,673,829
6.05%, 12/1/2026	11,434,000	11,831,560
EnLink Midstream Partners LP 4.85%, 7/15/2026	1,107,000	1,108,627
Enterprise Products Operating LLC:
3.70%, 2/15/2026 (a)	3,960,000	3,939,566
3.95%, 2/15/2027	3,813,000	3,802,743
4.60%, 1/11/2027	9,957,000	10,083,056
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	3,850,000	3,803,453
Kinder Morgan, Inc. 1.75%, 11/15/2026	1,296,000	1,231,770
MPLX LP:
1.75%, 3/1/2026	10,602,000	10,210,468
4.13%, 3/1/2027	4,693,000	4,667,564
Northwest Pipeline LLC 4.00%, 4/1/2027	2,084,000	2,061,472
ONEOK, Inc.:
4.00%, 7/13/2027	3,152,000	3,128,076
4.25%, 9/24/2027	3,975,000	3,978,816
5.00%, 3/1/2026	3,886,000	3,905,547
5.55%, 11/1/2026	3,801,000	3,887,435
Security Description	Principal Amount	Value
5.85%, 1/15/2026	$3,798,000	$3,855,919
Phillips 66 Partners LP 3.61%, 2/15/2025	1,000	990
Plains All American Pipeline LP/PAA Finance Corp.:
4.50%, 12/15/2026 (a)	6,186,000	6,193,485
4.65%, 10/15/2025	998,000	996,982
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	3,236,000	3,278,618
5.88%, 6/30/2026	10,378,800	10,551,192
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027 (b)	7,000,000	7,053,620
Spectra Energy Partners LP 3.38%, 10/15/2026	3,342,000	3,283,415
Targa Resources Corp. 5.20%, 7/1/2027	2,995,000	3,062,956
TC PipeLines LP 3.90%, 5/25/2027	1,585,000	1,560,005
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027 (a)	6,753,000	7,132,113
TransCanada PipeLines Ltd. 4.88%, 1/15/2026	5,016,000	5,037,519
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	6,182,500	6,394,498
Western Midstream Operating LP 4.65%, 7/1/2026	3,983,000	3,982,841
Williams Cos., Inc.:
3.75%, 6/15/2027	1,179,000	1,161,834
5.40%, 3/2/2026	6,360,000	6,442,362
		191,734,896
REAL ESTATE — 0.0% (e)
CBRE Services, Inc. 4.88%, 3/1/2026	3,948,000	3,965,608
REAL ESTATE INVESTMENT TRUSTS — 3.4%
Alexandria Real Estate Equities, Inc.:
3.80%, 4/15/2026 (a)	1,549,000	1,536,391
3.95%, 1/15/2027	3,563,000	3,525,303
4.30%, 1/15/2026	751,000	748,800
American Tower Corp.:
1.45%, 9/15/2026	4,266,000	4,039,689
1.60%, 4/15/2026	10,071,000	9,655,370
2.75%, 1/15/2027 (a)	10,919,600	10,551,173
3.13%, 1/15/2027	2,660,000	2,590,202
3.55%, 7/15/2027	2,849,000	2,790,709
3.65%, 3/15/2027	1,389,000	1,367,887
4.40%, 2/15/2026	2,357,000	2,355,633
AvalonBay Communities, Inc.:
Series MTN, 2.90%, 10/15/2026	3,038,000	2,965,574

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.95%, 5/11/2026	$3,976,000	$3,900,019
Series MTN, 3.35%, 5/15/2027	2,077,000	2,036,748
Series GMTN, 3.50%, 11/15/2025	1,758,000	1,742,635
Boston Properties LP:
2.75%, 10/1/2026	8,466,000	8,160,208
3.65%, 2/1/2026	6,023,000	5,935,365
Brixmor Operating Partnership LP:
3.90%, 3/15/2027	3,910,000	3,847,753
4.13%, 6/15/2026	1,791,000	1,780,433
Camden Property Trust 5.85%, 11/3/2026	3,963,000	4,099,763
COPT Defense Properties LP 2.25%, 3/15/2026	3,304,000	3,190,607
Crown Castle, Inc.:
1.05%, 7/15/2026	4,606,000	4,345,807
2.90%, 3/15/2027	2,695,000	2,607,547
3.65%, 9/1/2027	4,950,000	4,853,574
3.70%, 6/15/2026	7,688,000	7,596,667
4.00%, 3/1/2027	3,260,000	3,236,202
4.45%, 2/15/2026	3,914,000	3,912,943
CubeSmart LP:
3.13%, 9/1/2026	2,713,000	2,647,888
4.00%, 11/15/2025	883,000	876,634
Digital Realty Trust LP 3.70%, 8/15/2027	3,950,000	3,893,475
DOC Dr. LLC 4.30%, 3/15/2027	2,381,000	2,378,190
EPR Properties:
4.50%, 6/1/2027	2,966,000	2,924,387
4.75%, 12/15/2026	4,356,000	4,339,578
Equinix, Inc.:
1.45%, 5/15/2026 (a)	3,922,000	3,748,295
1.80%, 7/15/2027	1,845,000	1,730,739
2.90%, 11/18/2026	3,964,000	3,859,192
ERP Operating LP:
2.85%, 11/1/2026	2,296,000	2,238,669
3.25%, 8/1/2027	2,169,000	2,117,942
Essex Portfolio LP:
3.38%, 4/15/2026 (a)	1,120,000	1,101,834
3.63%, 5/1/2027	1,322,000	1,300,187
Extra Space Storage LP 3.50%, 7/1/2026	102,000	100,687
Federal Realty OP LP:
1.25%, 2/15/2026	906,000	866,453
3.25%, 7/15/2027	1,956,000	1,897,242
GLP Capital LP/GLP Financing II, Inc. 5.38%, 4/15/2026	4,722,000	4,742,635
Healthcare Realty Holdings LP:
3.50%, 8/1/2026	3,990,000	3,923,207
3.75%, 7/1/2027	1,079,000	1,056,233
Security Description	Principal Amount	Value
Healthpeak OP LLC:
1.35%, 2/1/2027	$1,400,000	$1,309,938
3.25%, 7/15/2026	2,735,000	2,687,630
Host Hotels & Resorts LP Series F, 4.50%, 2/1/2026	2,572,000	2,565,287
Kilroy Realty LP 4.38%, 10/1/2025 (a)	4,285,000	4,262,247
Kimco Realty OP LLC:
2.80%, 10/1/2026	3,179,000	3,084,107
3.80%, 4/1/2027	34,000	33,580
Kite Realty Group LP 4.00%, 10/1/2026	2,643,000	2,607,716
Mid-America Apartments LP:
1.10%, 9/15/2026	2,136,000	2,015,423
3.60%, 6/1/2027	3,468,000	3,420,696
4.00%, 11/15/2025	3,988,000	3,968,858
NNN REIT, Inc.:
3.60%, 12/15/2026	1,419,000	1,400,894
4.00%, 11/15/2025	828,000	822,601
Omega Healthcare Investors, Inc.:
4.50%, 4/1/2027	197,000	196,043
5.25%, 1/15/2026	4,139,000	4,155,349
Prologis LP:
2.13%, 4/15/2027 (a)	3,357,000	3,200,698
3.25%, 6/30/2026	2,382,000	2,349,819
3.25%, 10/1/2026	3,223,000	3,173,043
Public Storage Operating Co.:
0.88%, 2/15/2026	2,980,000	2,850,728
1.50%, 11/9/2026 (a)	3,823,000	3,627,606
3.09%, 9/15/2027	2,100,000	2,048,214
Realty Income Corp.:
0.75%, 3/15/2026	4,674,000	4,433,803
3.00%, 1/15/2027	3,521,000	3,428,081
3.95%, 8/15/2027 (a)	1,750,000	1,739,902
4.13%, 10/15/2026	3,084,000	3,080,330
4.45%, 9/15/2026	2,151,000	2,157,926
4.63%, 11/1/2025	3,499,000	3,508,762
4.88%, 6/1/2026 (a)	3,478,000	3,507,354
Regency Centers LP 3.60%, 2/1/2027	3,600,000	3,542,436
Sabra Health Care LP 5.13%, 8/15/2026	2,942,000	2,961,211
Simon Property Group LP:
1.38%, 1/15/2027 (a)	3,827,000	3,600,748
3.25%, 11/30/2026 (a)	5,276,000	5,184,250
3.30%, 1/15/2026	4,445,000	4,393,527
3.38%, 6/15/2027	338,000	332,585
Tanger Properties LP:
3.13%, 9/1/2026	2,509,000	2,432,827
3.88%, 7/15/2027	786,000	769,455
UDR, Inc.:
Series MTN, 2.95%, 9/1/2026 (a)	1,725,000	1,674,423
Series MTN, 3.50%, 7/1/2027	1,977,000	1,929,493

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ventas Realty LP:
3.25%, 10/15/2026	$3,284,000	$3,208,961
3.85%, 4/1/2027	820,000	809,570
4.13%, 1/15/2026	3,151,000	3,136,159
Welltower OP LLC:
2.70%, 2/15/2027 (a)	1,000,000	970,960
4.25%, 4/1/2026	3,979,000	3,974,543
Weyerhaeuser Co. 4.75%, 5/15/2026	3,949,000	3,975,616
WP Carey, Inc. 4.25%, 10/1/2026	1,967,000	1,958,266
		265,608,134
RETAIL — 2.2%
AutoZone, Inc.:
3.13%, 4/21/2026	2,066,000	2,027,304
3.75%, 6/1/2027 (a)	600,000	593,232
5.05%, 7/15/2026	3,689,000	3,745,700
Costco Wholesale Corp.:
1.38%, 6/20/2027	5,463,000	5,122,327
3.00%, 5/18/2027 (a)	3,850,000	3,781,970
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (a)	281,000	277,875
4.35%, 10/15/2027 (f)	2,680,000	2,680,000
Dollar General Corp.:
3.88%, 4/15/2027 (a)	3,992,000	3,938,827
4.15%, 11/1/2025 (a)	3,162,000	3,142,554
4.63%, 11/1/2027	4,000,000	4,014,880
Home Depot, Inc.:
2.13%, 9/15/2026	5,687,000	5,500,125
2.50%, 4/15/2027	4,445,000	4,295,781
2.80%, 9/14/2027	4,000,000	3,886,000
2.88%, 4/15/2027	5,435,000	5,305,484
3.00%, 4/1/2026	4,374,000	4,312,327
4.88%, 6/25/2027 (a)	6,380,000	6,543,392
4.95%, 9/30/2026	4,426,000	4,517,707
5.10%, 12/24/2025 (a)	7,150,000	7,244,094
5.15%, 6/25/2026	2,930,000	2,989,860
Lowe's Cos., Inc.:
2.50%, 4/15/2026	6,612,000	6,459,924
3.10%, 5/3/2027	6,325,000	6,167,634
3.35%, 4/1/2027	4,219,000	4,141,370
4.80%, 4/1/2026	6,300,000	6,351,597
McDonald's Corp.:
Series MTN, 3.50%, 3/1/2027	2,170,000	2,143,461
Series MTN, 3.50%, 7/1/2027	4,600,000	4,535,554
Series MTN, 3.70%, 1/30/2026	7,608,000	7,562,656
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	3,069,000	3,036,192
3.60%, 9/1/2027	4,200,000	4,135,614
5.75%, 11/20/2026	3,933,000	4,056,103
Ross Stores, Inc. 0.88%, 4/15/2026 (a)	3,452,000	3,277,743
Security Description	Principal Amount	Value
Starbucks Corp.:
2.00%, 3/12/2027 (a)	$3,991,000	$3,804,461
2.45%, 6/15/2026 (a)	3,565,000	3,468,816
4.75%, 2/15/2026 (a)	3,635,000	3,661,790
4.85%, 2/8/2027	3,942,000	4,005,111
Target Corp.:
1.95%, 1/15/2027 (a)	6,291,000	6,042,317
2.50%, 4/15/2026 (a)	1,016,000	999,206
TJX Cos., Inc. 2.25%, 9/15/2026	3,966,000	3,842,578
Walmart, Inc.:
1.05%, 9/17/2026 (a)	6,863,000	6,520,811
3.05%, 7/8/2026	3,530,000	3,490,676
3.55%, 6/26/2025	300	299
3.95%, 9/9/2027	5,200,000	5,236,868
4.00%, 4/15/2026	4,754,000	4,767,834
5.88%, 4/5/2027	78,000	81,970
		171,710,024
SEMICONDUCTORS — 2.0%
Analog Devices, Inc.:
3.45%, 6/15/2027	1,262,000	1,244,496
3.50%, 12/5/2026	3,997,000	3,964,864
Applied Materials, Inc.:
3.30%, 4/1/2027 (a)	6,953,000	6,845,507
3.90%, 10/1/2025	640,000	638,061
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	12,527,000	12,442,067
Broadcom, Inc.:
3.15%, 11/15/2025	5,821,000	5,740,787
3.46%, 9/15/2026	2,927,000	2,888,100
5.05%, 7/12/2027	5,699,000	5,822,896
Intel Corp.:
2.60%, 5/19/2026	9,037,600	8,768,189
3.15%, 5/11/2027	4,333,000	4,189,014
3.75%, 3/25/2027	9,753,000	9,581,152
3.75%, 8/5/2027	6,148,000	6,024,487
4.88%, 2/10/2026	7,250,000	7,285,525
KLA Corp. 4.65%, 11/1/2024	3,409,300	3,406,334
Lam Research Corp. 3.75%, 3/15/2026 (a)	3,868,000	3,848,428
Marvell Technology, Inc. 1.65%, 4/15/2026 (a)	3,456,000	3,313,302
Micron Technology, Inc.:
4.19%, 2/15/2027	9,294,000	9,267,419
4.98%, 2/6/2026	3,832,000	3,857,368
NVIDIA Corp. 3.20%, 9/16/2026	3,609,000	3,571,647
NXP BV/NXP Funding LLC 5.35%, 3/1/2026	3,867,000	3,906,211
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.15%, 5/1/2027 (a)	3,661,000	3,557,247
3.88%, 6/18/2026 (a)	3,928,000	3,896,026

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 6/1/2027	$2,150,000	$2,154,967
QUALCOMM, Inc. 3.25%, 5/20/2027 (a)	7,877,000	7,750,810
Skyworks Solutions, Inc. 1.80%, 6/1/2026	9,377,000	8,965,912
Texas Instruments, Inc.:
1.13%, 9/15/2026 (a)	3,334,000	3,162,566
4.60%, 2/8/2027	3,960,000	4,024,865
TSMC Arizona Corp.:
1.75%, 10/25/2026 (a)	9,289,000	8,830,402
3.88%, 4/22/2027	4,826,000	4,784,545
		153,733,194
SOFTWARE — 2.4%
Adobe, Inc.:
2.15%, 2/1/2027	2,594,000	2,494,780
4.85%, 4/4/2027 (a)	2,924,000	2,995,872
Autodesk, Inc. 3.50%, 6/15/2027	127,000	124,866
Broadridge Financial Solutions, Inc. 3.40%, 6/27/2026	3,886,000	3,826,194
Cadence Design Systems, Inc. 4.20%, 9/10/2027	2,080,000	2,090,504
Concentrix Corp. 6.65%, 8/2/2026	10,253,000	10,533,727
Electronic Arts, Inc. 4.80%, 3/1/2026	1,000	1,006
Fidelity National Information Services, Inc. 1.15%, 3/1/2026	3,738,000	3,574,313
Fiserv, Inc.:
2.25%, 6/1/2027 (a)	3,800,000	3,615,814
3.20%, 7/1/2026	7,955,000	7,816,981
5.15%, 3/15/2027	9,564,000	9,781,964
Intuit, Inc.:
1.35%, 7/15/2027	2,332,000	2,174,590
5.25%, 9/15/2026	3,872,000	3,968,916
Microsoft Corp.:
2.40%, 8/8/2026	33,332,000	32,510,033
3.30%, 2/6/2027	19,543,000	19,363,791
3.40%, 9/15/2026	5,532,000	5,495,268
3.40%, 6/15/2027	6,105,000	6,061,349
Oracle Corp.:
1.65%, 3/25/2026	12,334,000	11,856,551
2.65%, 7/15/2026	15,342,000	14,920,248
2.80%, 4/1/2027	9,298,000	9,000,650
5.80%, 11/10/2025	2,651,000	2,692,462
Roper Technologies, Inc.:
1.40%, 9/15/2027	3,500,000	3,240,650
3.80%, 12/15/2026	3,952,000	3,927,735
3.85%, 12/15/2025	2,239,000	2,228,499
Take-Two Interactive Software, Inc.:
3.70%, 4/14/2027	3,977,000	3,924,901
5.00%, 3/28/2026	3,797,000	3,833,793
Security Description	Principal Amount	Value
VMware LLC:
1.40%, 8/15/2026	$5,974,000	$5,664,009
3.90%, 8/21/2027	5,205,000	5,151,232
4.65%, 5/15/2027	1,117,000	1,125,042
Workday, Inc. 3.50%, 4/1/2027	3,857,000	3,796,445
		187,792,185
TELECOMMUNICATIONS — 2.5%
AT&T, Inc.:
1.70%, 3/25/2026	20,214,000	19,476,593
2.30%, 6/1/2027	10,644,000	10,165,765
2.95%, 7/15/2026 (a)	1,174,000	1,149,886
3.80%, 2/15/2027	4,025,000	3,992,076
3.88%, 1/15/2026	2,454,000	2,439,570
4.25%, 3/1/2027	12,073,000	12,108,253
Cisco Systems, Inc.:
2.50%, 9/20/2026 (a)	5,814,000	5,678,941
2.95%, 2/28/2026 (a)	1,125,000	1,110,229
4.80%, 2/26/2027	18,643,000	19,054,451
Juniper Networks, Inc. 1.20%, 12/10/2025	4,501,000	4,311,193
Rogers Communications, Inc.:
2.90%, 11/15/2026	3,505,000	3,406,650
3.20%, 3/15/2027	2,928,000	2,851,257
3.63%, 12/15/2025	6,668,000	6,592,918
Sprint LLC 7.63%, 3/1/2026	14,482,000	14,949,044
Telefonica Emisiones SA 4.10%, 3/8/2027	4,388,000	4,371,062
TELUS Corp.:
2.80%, 2/16/2027	409,000	394,554
3.70%, 9/15/2027	1,900,000	1,865,933
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (a)	4,332,000	4,166,604
2.25%, 2/15/2026	6,690,000	6,504,353
2.63%, 4/15/2026	3,867,000	3,768,933
3.50%, 4/15/2025	100	99
3.75%, 4/15/2027	27,430,000	27,097,000
Verizon Communications, Inc.:
0.85%, 11/20/2025 (a)	11,364,000	10,923,304
1.45%, 3/20/2026	11,592,400	11,120,937
2.63%, 8/15/2026	3,595,000	3,495,706
3.00%, 3/22/2027 (a)	11,296,000	11,011,906
4.13%, 3/16/2027	2,759,000	2,754,255
		194,761,472
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	1,350,000	1,314,427
3.55%, 11/19/2026	10,062,000	9,864,483
		11,178,910
TRANSPORTATION — 0.8%
Burlington Northern Santa Fe LLC:
3.25%, 6/15/2027	3,830,000	3,768,797

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 12/15/2025	$1,941,000	$2,005,364
Canadian National Railway Co. 2.75%, 3/1/2026	3,913,000	3,843,975
Canadian Pacific Railway Co. 1.75%, 12/2/2026	3,779,000	3,595,681
CSX Corp.:
2.60%, 11/1/2026	3,976,000	3,867,137
3.25%, 6/1/2027 (a)	2,379,000	2,335,892
3.35%, 11/1/2025	3,205,000	3,174,745
FedEx Corp. 3.25%, 4/1/2026	3,013,000	2,970,215
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	3,521,000	3,500,754
Norfolk Southern Corp.:
2.90%, 6/15/2026	2,549,000	2,497,051
3.15%, 6/1/2027 (a)	1,300,000	1,267,448
7.80%, 5/15/2027	3,649,000	3,978,906
Ryder System, Inc.:
Series MTN, 1.75%, 9/1/2026	1,556,000	1,481,172
Series MTN, 2.85%, 3/1/2027	2,500,000	2,416,950
Series MTN, 2.90%, 12/1/2026	3,688,000	3,578,872
Series MTN, 4.30%, 6/15/2027 (a)	2,900,000	2,900,029
Series MTN, 5.30%, 3/15/2027 (a)	3,155,000	3,228,953
Union Pacific Corp.:
2.75%, 3/1/2026	3,676,000	3,608,178
3.00%, 4/15/2027 (a)	350,000	341,768
4.75%, 2/21/2026	4,038,000	4,069,617
United Parcel Service, Inc. 2.40%, 11/15/2026	3,965,000	3,838,834
		62,270,338
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 9/15/2026	2,351,000	2,299,678
3.85%, 3/30/2027 (a)	1,059,000	1,043,941
5.40%, 3/15/2027	3,395,000	3,482,251
		6,825,870
VENTURE CAPITAL — 0.1%
Hercules Capital, Inc.:
2.63%, 9/16/2026	2,726,000	2,578,060
3.38%, 1/20/2027	4,900,000	4,664,849
		7,242,909
WATER — 0.0% (e)
American Water Capital Corp. 2.95%, 9/1/2027	3,300,000	3,204,300
TOTAL CORPORATE BONDS & NOTES (Cost $7,487,833,655)		7,601,435,676

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (g) (h)	179,414,866	$179,414,866
State Street Navigator Securities Lending Portfolio II (i) (j)	258,342,615	258,342,615
TOTAL SHORT-TERM INVESTMENTS (Cost $437,757,481)		437,757,481
TOTAL INVESTMENTS — 104.4% (Cost $7,925,591,136)		8,039,193,157
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(337,620,776)
NET ASSETS — 100.0%		$7,701,572,381
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2024. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2024.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$7,601,435,676	$—	$7,601,435,676
Short-Term Investments	437,757,481	—	—	437,757,481
TOTAL INVESTMENTS	$437,757,481	$7,601,435,676	$—	$8,039,193,157

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	221,101,898	$221,101,898	$629,157,204	$670,844,236	$—	$—	179,414,866	$179,414,866	$373,393
State Street Navigator Securities Lending Portfolio II	269,550,370	269,550,370	380,226,970	391,434,725	—	—	258,342,615	258,342,615	141,085
Total		$490,652,268	$1,009,384,174	$1,062,278,961	$—	$—		$437,757,481	$514,478
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bonds:
6.00%, 2/15/2026	$1,583,800	$1,628,777
6.38%, 8/15/2027	5,478,800	5,890,566
6.50%, 11/15/2026	8,224,000	8,730,933
6.63%, 2/15/2027	7,278,300	7,789,487
6.75%, 8/15/2026	13,868,000	14,635,615
U.S. Treasury Notes:
0.25%, 10/31/2025	22,539,100	21,664,829
0.38%, 11/30/2025	64,375,700	61,830,848
0.38%, 12/31/2025	65,017,700	62,279,846
0.38%, 1/31/2026	74,419,300	71,108,222
0.38%, 7/31/2027	61,209,400	55,977,909
0.38%, 9/30/2027	65,808,800	59,886,008
0.50%, 2/28/2026	77,073,400	73,608,107
0.50%, 4/30/2027	40,535,300	37,472,985
0.50%, 5/31/2027	39,594,200	36,513,276
0.50%, 6/30/2027	55,481,100	51,042,612
0.50%, 8/31/2027	51,455,000	47,109,465
0.63%, 7/31/2026 (a)	72,276,700	68,397,474
0.63%, 3/31/2027 (a)	31,114,100	28,923,959
0.75%, 3/31/2026	75,917,400	72,604,910
0.75%, 4/30/2026	78,170,200	74,597,578
0.75%, 5/31/2026	81,762,700	77,875,778
0.75%, 8/31/2026	80,052,500	75,771,568
0.88%, 6/30/2026	77,859,600	74,179,518
0.88%, 9/30/2026	77,105,800	73,033,650
1.13%, 10/31/2026	82,781,300	78,629,300
1.13%, 2/28/2027	18,196,400	17,161,480
1.25%, 11/30/2026	78,631,400	74,773,547
1.25%, 12/31/2026	72,264,600	68,617,496
1.38%, 8/31/2026	29,432,800	28,196,852
1.50%, 8/15/2026	72,288,500	69,459,083
1.50%, 1/31/2027	104,778,000	99,866,531
1.63%, 2/15/2026	72,634,100	70,526,009
1.63%, 5/15/2026	68,474,700	66,211,825
1.63%, 9/30/2026	20,875,700	20,072,475
1.63%, 10/31/2026	29,943,800	28,739,030
1.63%, 11/30/2026	29,739,800	28,503,740
1.75%, 12/31/2026	29,230,000	28,067,651
1.88%, 6/30/2026 (a)	43,444,900	42,111,006
1.88%, 7/31/2026 (a)	30,752,300	29,772,070
1.88%, 2/28/2027	69,413,400	66,663,979
2.00%, 11/15/2026 (a)	69,904,000	67,577,507
2.13%, 5/31/2026	28,640,200	27,907,414
2.25%, 11/15/2025 (a)	73,751,700	72,412,070
2.25%, 3/31/2026	29,195,900	28,552,678
2.25%, 2/15/2027	66,632,700	64,581,662
2.25%, 8/15/2027	60,219,700	58,041,441
2.38%, 4/30/2026	19,202,700	18,802,894
2.38%, 5/15/2027	71,609,900	69,433,631
2.50%, 2/28/2026	31,739,300	31,173,944
2.50%, 3/31/2027	73,919,600	72,025,410
2.63%, 12/31/2025	20,210,300	19,905,567
Security Description	Principal Amount	Value
2.63%, 1/31/2026	$31,521,100	$31,037,202
2.63%, 5/31/2027 (a)	68,335,900	66,675,551
2.75%, 4/30/2027	67,468,700	66,082,429
2.75%, 7/31/2027	61,209,400	59,846,535
2.88%, 11/30/2025	30,771,100	30,411,703
3.00%, 10/31/2025	21,512,700	21,299,254
3.13%, 8/31/2027	60,428,100	59,686,912
3.25%, 6/30/2027	62,533,900	62,006,270
3.38%, 9/15/2027	79,290,000	78,887,356
3.50%, 9/30/2026	48,374,400	48,238,347
3.63%, 5/15/2026	54,557,000	54,476,017
3.75%, 4/15/2026	62,753,700	62,748,798
3.75%, 8/31/2026 (a)	53,722,500	53,800,146
3.75%, 8/15/2027	82,119,900	82,517,668
3.88%, 1/15/2026	78,332,900	78,372,678
4.00%, 12/15/2025	84,801,300	84,930,490
4.00%, 2/15/2026 (a)	54,539,700	54,682,441
4.00%, 1/15/2027	80,314,400	80,985,779
4.13%, 6/15/2026 (a)	90,595,700	91,207,929
4.13%, 2/15/2027	80,571,300	81,502,906
4.13%, 9/30/2027	60,746,400	61,724,037
4.25%, 10/15/2025	73,655,800	73,874,466
4.25%, 12/31/2025	79,966,700	80,332,173
4.25%, 1/31/2026	96,555,600	97,068,552
4.25%, 3/15/2027	83,880,400	85,184,478
4.38%, 7/31/2026 (a)	22,168,300	22,436,744
4.38%, 8/15/2026	92,183,300	93,346,394
4.38%, 12/15/2026	67,850,700	68,932,071
4.38%, 7/15/2027	83,461,400	85,215,394
4.50%, 11/15/2025 (a)	55,946,100	56,304,505
4.50%, 3/31/2026	93,268,600	94,248,649
4.50%, 7/15/2026	77,899,900	78,980,153
4.50%, 4/15/2027	87,103,300	89,001,880
4.50%, 5/15/2027 (a)	77,922,000	79,681,333
4.63%, 2/28/2026	88,990,700	89,984,893
4.63%, 3/15/2026	60,740,000	61,470,778
4.63%, 6/30/2026 (a)	98,154,500	99,665,160
4.63%, 9/15/2026	95,331,400	97,044,386
4.63%, 10/15/2026	63,293,400	64,494,986
4.63%, 11/15/2026	70,743,900	72,153,251
4.63%, 6/15/2027 (a)	85,039,100	87,337,813
4.88%, 11/30/2025	75,672,400	76,503,023
4.88%, 4/30/2026 (a)	102,575,300	104,330,300
4.88%, 5/31/2026 (a)	102,692,200	104,585,587
5.00%, 10/31/2025	82,121,400	83,026,019
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,707,103,446)		5,766,663,648

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c) (Cost $15,231,853)	15,231,853	$15,231,853
TOTAL INVESTMENTS — 99.2% (Cost $5,722,335,299)		5,781,895,501
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		46,085,153
NET ASSETS — 100.0%		$5,827,980,654
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$5,766,663,648	$—	$5,766,663,648
Short-Term Investment	15,231,853	—	—	15,231,853
TOTAL INVESTMENTS	$15,231,853	$5,766,663,648	$—	$5,781,895,501

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,780,506	$7,780,506	$67,691,655	$60,240,308	$—	$—	15,231,853	$15,231,853	$120,356
State Street Navigator Securities Lending Portfolio II	—	—	452,122,828	452,122,828	—	—	—	—	1,218
Total		$7,780,506	$519,814,483	$512,363,136	$—	$—		$15,231,853	$121,574
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	$10,017,482	$6,337,231
0.13%, 2/15/2052	12,459,190	7,762,416
0.25%, 2/15/2050	8,869,210	5,897,159
0.63%, 2/15/2043	18,346,648	14,753,643
0.75%, 2/15/2042	16,701,432	13,949,610
0.75%, 2/15/2045	14,599,917	11,688,774
0.88%, 2/15/2047	13,473,492	10,829,845
1.00%, 2/15/2046	12,953,460	10,810,067
1.00%, 2/15/2048	11,330,471	9,323,296
1.00%, 2/15/2049	9,996,190	8,169,543
1.38%, 2/15/2044	16,609,845	15,167,838
1.50%, 2/15/2053	11,960,875	10,827,396
1.75%, 1/15/2028	11,700,771	11,800,639
2.00%, 1/15/2026	17,810,602	17,782,425
2.13%, 2/15/2040	12,404,355	12,959,886
2.13%, 2/15/2041	19,017,950	19,924,645
2.13%, 2/15/2054	9,752,377	10,155,615
2.38%, 1/15/2027	13,448,168	13,673,793
2.50%, 1/15/2029	11,417,537	11,915,270
3.38%, 4/15/2032 (a)	4,807,763	5,436,341
3.63%, 4/15/2028	15,643,931	16,772,006
3.88%, 4/15/2029 (a)	18,295,931	20,203,782
U.S. Treasury Inflation-Indexed Notes:
0.13%, 10/15/2025	17,949,746	17,605,475
0.13%, 4/15/2026	21,888,075	21,277,603
0.13%, 7/15/2026	26,628,391	25,966,322
0.13%, 10/15/2026	25,160,250	24,464,411
0.13%, 4/15/2027	23,685,443	22,802,790
0.13%, 1/15/2030	27,723,995	25,881,324
0.13%, 7/15/2030	27,365,971	25,462,112
0.13%, 1/15/2031	31,013,482	28,517,866
0.13%, 7/15/2031	29,167,722	26,702,708
0.13%, 1/15/2032	28,633,574	25,896,606
0.25%, 7/15/2029	26,394,531	25,058,308
0.38%, 1/15/2027	27,543,989	26,774,694
0.38%, 7/15/2027	22,794,356	22,169,738
0.50%, 1/15/2028	24,141,592	23,387,167
0.63%, 1/15/2026	33,982,151	33,341,667
0.63%, 7/15/2032	24,499,927	22,950,977
Security Description	Principal Amount	Value
0.75%, 7/15/2028 (a)	$23,081,004	$22,580,615
0.88%, 1/15/2029	24,209,013	23,648,707
1.13%, 1/15/2033	28,049,667	27,074,503
1.25%, 4/15/2028	21,160,119	20,966,702
1.38%, 7/15/2033	25,636,296	25,280,792
1.63%, 10/15/2027	20,940,759	21,085,135
1.75%, 1/15/2034	25,448,198	25,750,395
1.88%, 7/15/2034	19,210,420	19,688,430
2.13%, 4/15/2029	24,155,883	24,839,513
2.38%, 10/15/2028	20,930,998	21,748,206
TOTAL U.S. TREASURY OBLIGATIONS (Cost $972,611,408)		897,063,986
	Shares
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (b) (c)	2,523,558	2,523,558
State Street Navigator Securities Lending Portfolio II (d) (e)	5,823,425	5,823,425
TOTAL SHORT-TERM INVESTMENTS (Cost $8,346,983)		8,346,983
TOTAL INVESTMENTS — 100.4% (Cost $980,958,391)		905,410,969
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(3,746,606)
NET ASSETS — 100.0%		$901,664,363
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2024.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$897,063,986	$—	$897,063,986
Short-Term Investments	8,346,983	—	—	8,346,983
TOTAL INVESTMENTS	$8,346,983	$897,063,986	$—	$905,410,969

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,060,994	$1,060,994	$27,100,594	$25,638,030	$—	$—	2,523,558	$2,523,558	$29,293
State Street Navigator Securities Lending Portfolio II	6,183,750	6,183,750	74,678,894	75,039,219	—	—	5,823,425	5,823,425	2,884
Total		$7,244,744	$101,779,488	$100,677,249	$—	$—		$8,346,983	$32,177
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 23.4%
AZERBAIJAN — 0.1%
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030	$200,000	$212,627
BAHRAIN — 0.4%
Bapco Energies BSC Closed 7.50%, 10/25/2027	1,000,000	1,045,870
BRAZIL — 1.3%
Banco do Brasil SA:
4.88%, 1/11/2029	600,000	593,040
6.25%, 4/18/2030	400,000	416,972
Petrobras Global Finance BV:
5.60%, 1/3/2031	500,000	500,445
6.00%, 1/27/2028 (a)	700,000	713,405
6.75%, 1/27/2041	1,069,000	1,080,396
6.85%, 6/5/2115 (a)	386,000	370,328
6.90%, 3/19/2049	200,000	200,768
		3,875,354
CHILE — 2.2%
Corp. Nacional del Cobre de Chile:
3.00%, 9/30/2029	700,000	642,894
3.15%, 1/14/2030 (a)	650,000	599,131
3.63%, 8/1/2027 (a)	200,000	194,326
5.13%, 2/2/2033	200,000	199,006
5.63%, 10/18/2043	650,000	640,783
5.95%, 1/8/2034	400,000	419,832
6.30%, 9/8/2053 (a)	1,650,000	1,746,129
Empresa de los Ferrocarriles del Estado 3.07%, 8/18/2050	200,000	128,712
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050 (a)	600,000	529,884
Empresa Nacional del Petroleo:
5.25%, 11/6/2029	400,000	403,760
5.95%, 7/30/2034	200,000	209,912
6.15%, 5/10/2033 (a)	500,000	529,695
Interchile SA 4.50%, 6/30/2056 (b)	250,000	211,850
		6,455,914
CHINA — 4.5%
Bank of China Ltd. Series EMTN, 1.25%, 6/24/2025	200,000	195,358
Blossom Joy Ltd. 2.20%, 10/21/2030	300,000	267,780
BOC Aviation Ltd. Series GMTN, 4.50%, 5/23/2028	500,000	501,041
BOC Aviation USA Corp.:
4.88%, 5/3/2033	300,000	303,567
5.75%, 11/9/2028	500,000	523,795
China Cinda Finance 2017 I Ltd.:
Series EMTN, 4.40%, 3/9/2027	300,000	296,813
Series EMTN, 4.75%, 2/8/2028	700,000	695,864
Security Description	Principal Amount	Value
China Construction Bank Corp. 5 yr. CMT + 1.40%, 2.85%, 1/21/2032 (c)	$800,000	$775,240
China Huaneng Group Hong Kong Treasury Management Holding Ltd. 2.70%, 1/20/2031	300,000	273,792
China Overseas Finance Cayman VI Ltd. 6.45%, 6/11/2034	350,000	377,965
China Resources Land Ltd. Series EMTN, 5 yr. CMT - 5.14%, 3.75%, 12/9/2024 (c)	500,000	497,500
China Taiping Insurance Holdings Co. Ltd. 5 yr. CMT + 2.07%, 6.40%, 3/9/2028 (c)	300,000	316,719
Chinalco Capital Holdings Ltd. 2.13%, 6/3/2026	250,000	240,672
CITIC Ltd. Series EMTN, 2.88%, 2/17/2027	400,000	388,078
CMHI Finance BVI Co. Ltd. 4.00%, 6/1/2027	200,000	199,464
CNAC HK Finbridge Co. Ltd.:
3.00%, 9/22/2030	200,000	183,675
5.13%, 3/14/2028	700,000	711,900
CNOOC Finance 2011 Ltd. 5.75%, 1/26/2041 (b)	300,000	333,636
CNOOC Finance 2013 Ltd. 4.25%, 5/9/2043	500,000	469,705
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	200,000	202,468
Huarong Finance 2017 Co. Ltd. Series EMTN, 4.25%, 11/7/2027	200,000	191,676
Huarong Finance 2019 Co. Ltd. Series EMTN, 4.50%, 5/29/2029	400,000	381,316
Industrial & Commercial Bank of China Ltd.:
4.88%, 9/21/2025	$400,000	400,611
5 yr. CMT + 2.37%, 3.20%, 9/24/2026 (c)	500,000	487,900
Sinochem Offshore Capital Co. Ltd. Series EMTN, 2.25%, 11/24/2026	400,000	379,719
Sinopec Group Overseas Development 2012 Ltd. 4.88%, 5/17/2042 (b)	300,000	304,773
Sinopec Group Overseas Development 2013 Ltd. 5.38%, 10/17/2043	300,000	323,103
Sinopec Group Overseas Development 2018 Ltd.:
1.45%, 1/8/2026	300,000	289,728
2.30%, 1/8/2031	413,000	370,961
2.70%, 5/13/2030	300,000	281,484
3.10%, 1/8/2051	500,000	377,925
State Grid Overseas Investment 2013 Ltd. 4.38%, 5/22/2043 (b)	200,000	193,074

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
State Grid Overseas Investment BVI Ltd.:
1.13%, 9/8/2026	$200,000	$188,914
Series EMTN, 1.63%, 8/5/2030	300,000	263,868
3.50%, 5/4/2027	500,000	494,145
Sunny Express Enterprises Corp. 3.13%, 4/23/2030	500,000	473,193
		13,157,422
COLOMBIA — 1.2%
Ecopetrol SA:
5.88%, 5/28/2045	750,000	564,098
5.88%, 11/2/2051	500,000	363,880
6.88%, 4/29/2030	950,000	951,425
8.38%, 1/19/2036	175,000	178,939
8.88%, 1/13/2033	1,350,000	1,446,808
		3,505,150
INDIA — 1.1%
Greenko Power II Ltd. 4.30%, 12/13/2028	347,000	326,576
Indian Railway Finance Corp. Ltd. 2.80%, 2/10/2031	700,000	623,882
Power Finance Corp. Ltd. 3.95%, 4/23/2030 (a)	800,000	766,944
REC Ltd. 5.63%, 4/11/2028	625,000	641,925
State Bank of India Series EMTN, 4.88%, 5/5/2028	750,000	759,547
		3,118,874
INDONESIA — 1.2%
Pertamina Persero PT:
4.18%, 1/21/2050	250,000	206,835
5.63%, 5/20/2043	200,000	203,342
6.50%, 11/7/2048	1,100,000	1,239,513
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
3.88%, 7/17/2029	200,000	192,778
4.13%, 5/15/2027	800,000	791,344
6.15%, 5/21/2048	850,000	888,794
		3,522,606
ISRAEL — 0.2%
Israel Electric Corp. Ltd.:
Series GMTN, 3.75%, 2/22/2032 (b)	300,000	263,654
Series GMTN, 4.25%, 8/14/2028 (b)	200,000	191,870
		455,524
KAZAKHSTAN — 0.7%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026	200,000	188,059
KazMunayGas National Co. JSC:
3.50%, 4/14/2033	200,000	174,211
5.38%, 4/24/2030	750,000	755,700
6.38%, 10/24/2048	800,000	794,768
Security Description	Principal Amount	Value
QazaqGaz NC JSC 4.38%, 9/26/2027	$200,000	$194,879
		2,107,617
MALAYSIA — 2.0%
Khazanah Capital Ltd.:
Series EMTN, 4.76%, 9/5/2034	200,000	200,650
Series EMTN, 4.88%, 6/1/2033	400,000	407,696
Khazanah Global Sukuk Bhd.:
Series EMTN, 4.48%, 9/5/2029	200,000	201,148
Series EMTN, 4.69%, 6/1/2028	200,000	202,164
MISC Capital Two Labuan Ltd. 3.75%, 4/6/2027	200,000	196,570
Petronas Capital Ltd.:
2.48%, 1/28/2032 (a)	1,500,000	1,306,215
3.40%, 4/28/2061	764,000	554,137
3.50%, 4/21/2030 (a)	700,000	669,935
4.50%, 3/18/2045 (a)	700,000	649,068
4.55%, 4/21/2050	1,250,000	1,155,662
Petronas Energy Canada Ltd. 2.11%, 3/23/2028	200,000	185,596
		5,728,841
MEXICO — 2.0%
Comision Federal de Electricidad:
3.35%, 2/9/2031	500,000	430,190
6.26%, 2/15/2052	200,000	182,636
Mexico City Airport Trust 5.50%, 7/31/2047	400,000	343,644
Petroleos Mexicanos:
5.35%, 2/12/2028	950,000	887,442
5.95%, 1/28/2031 (a)	300,000	259,626
6.49%, 1/23/2027	200,000	196,980
6.50%, 3/13/2027	400,000	392,392
6.70%, 2/16/2032	961,000	861,008
6.75%, 9/21/2047	1,200,000	858,552
6.95%, 1/28/2060	1,550,000	1,111,722
8.75%, 6/2/2029	200,000	202,400
10.00%, 2/7/2033	200,000	211,826
		5,938,418
MOROCCO — 0.4%
OCP SA:
3.75%, 6/23/2031	500,000	448,125
5.13%, 6/23/2051	300,000	243,750
7.50%, 5/2/2054	400,000	434,920
		1,126,795
OMAN — 0.6%
EDO Sukuk Ltd. 5.66%, 7/3/2031	250,000	257,421
Mazoon Assets Co. SAOC 5.50%, 2/14/2029	200,000	203,637
OQ SAOC 5.13%, 5/6/2028	700,000	702,134
Oryx Funding Ltd. 5.80%, 2/3/2031	200,000	203,600
Otel Sukuk Ltd. 5.38%, 1/24/2031	250,000	252,312
		1,619,104

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
PANAMA — 0.3%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (b)	$418,000	$330,763
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	687,000	567,016
		897,779
PERU — 0.3%
Petroleos del Peru SA:
4.75%, 6/19/2032	409,000	321,601
5.63%, 6/19/2047	700,000	477,505
		799,106
QATAR — 0.3%
Ooredoo International Finance Ltd. 2.63%, 4/8/2031	900,000	814,989
SAUDI ARABIA — 1.7%
Gaci First Investment Co.:
5.00%, 10/13/2027	200,000	202,775
5.00%, 1/29/2029	1,000,000	1,015,580
5.13%, 2/14/2053	300,000	273,023
5.25%, 1/29/2034	700,000	715,775
Saudi Arabian Oil Co.:
2.25%, 11/24/2030	400,000	351,664
3.25%, 11/24/2050	500,000	351,275
4.25%, 4/16/2039	250,000	227,618
4.38%, 4/16/2049	400,000	345,812
5.25%, 7/17/2034	500,000	514,256
5.75%, 7/17/2054	200,000	202,502
Saudi Electricity Sukuk Programme Co. 5.68%, 4/11/2053	500,000	511,165
Suci Second Investment Co. 6.00%, 10/25/2028	200,000	210,818
		4,922,263
SOUTH AFRICA — 0.4%
Eskom Holdings SOC Ltd.:
6.35%, 8/10/2028	400,000	406,841
8.45%, 8/10/2028	200,000	211,778
Transnet SOC Ltd. 8.25%, 2/6/2028	400,000	414,632
		1,033,251
THAILAND — 0.2%
PTTEP Treasury Center Co. Ltd. 2.59%, 6/10/2027	600,000	572,802
TRINIDAD AND TOBAGO — 0.1%
Heritage Petroleum Co. Ltd. 9.00%, 8/12/2029	400,000	418,820
TURKEY — 0.1%
TC Ziraat Bankasi AS 5 yr. CMT + 4.33%, 8.99%, 8/2/2034 (c)	400,000	415,732
Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 2.1%
Abu Dhabi Commercial Bank PJSC:
Series GMTN, 5.38%, 7/18/2028	$400,000	$414,016
5 yr. CMT + 1.68%, 5.36%, 3/10/2035 (c)	200,000	205,000
DAE Funding LLC 3.38%, 3/20/2028	475,000	453,547
DP World Crescent Ltd.:
4.85%, 9/26/2028	1,000,000	1,010,911
5.50%, 9/13/2033	600,000	627,648
DP World Ltd.:
5.63%, 9/25/2048	700,000	699,832
6.85%, 7/2/2037 (b)	900,000	1,022,949
EI Sukuk Co. Ltd. 5.43%, 5/28/2029	500,000	519,474
Emirates NBD Bank PJSC:
Series EMTN, 5.63%, 10/21/2027	600,000	622,416
Series EMTN, 5.88%, 10/11/2028	300,000	317,153
Masdar Abu Dhabi Future Energy Co. Series EMTN, 4.88%, 7/25/2029	200,000	203,466
		6,096,412
TOTAL CORPORATE BONDS & NOTES (Cost $67,993,299)		67,841,270
FOREIGN GOVERNMENT OBLIGATIONS — 75.1%
ANGOLA — 0.9%
Angola Government International Bonds:
8.25%, 5/9/2028	1,004,000	953,447
8.75%, 4/14/2032	690,000	618,413
9.13%, 11/26/2049	500,000	413,750
9.38%, 5/8/2048	625,000	528,125
		2,513,735
ARGENTINA — 0.3%
Argentina Republic Government International Bonds 1.00%, 7/9/2029	1,400,000	912,973
ARMENIA — 0.1%
Republic of Armenia International Bonds 3.60%, 2/2/2031	500,000	425,464
AZERBAIJAN — 0.2%
Republic of Azerbaijan International Bonds 3.50%, 9/1/2032	550,000	493,809
BAHAMAS — 0.2%
Bahamas Government International Bonds:
6.00%, 11/21/2028	300,000	282,441

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
8.95%, 10/15/2032	$300,000	$305,204
		587,645
BAHRAIN — 2.4%
Bahrain Government International Bonds:
4.25%, 1/25/2028	1,075,000	1,038,033
5.25%, 1/25/2033	1,450,000	1,366,508
5.45%, 9/16/2032	1,100,000	1,059,184
5.63%, 5/18/2034	200,000	191,351
6.00%, 9/19/2044	400,000	354,256
7.00%, 10/12/2028	1,475,000	1,560,764
7.50%, 9/20/2047	500,000	511,256
7.75%, 4/18/2035	400,000	436,980
CBB International Sukuk Programme Co. WLL:
4.50%, 3/30/2027	200,000	197,514
6.25%, 10/18/2030	200,000	212,000
		6,927,846
BENIN — 0.1%
Benin Government International Bonds 7.96%, 2/13/2038	200,000	198,250
BERMUDA — 0.3%
Bermuda Government International Bonds:
2.38%, 8/20/2030	200,000	175,960
3.38%, 8/20/2050	200,000	146,932
5.00%, 7/15/2032	600,000	609,198
		932,090
BRAZIL — 3.6%
Brazil Government International Bonds:
3.75%, 9/12/2031	1,300,000	1,174,674
3.88%, 6/12/2030	500,000	466,528
4.50%, 5/30/2029	787,000	775,635
4.63%, 1/13/2028	1,000,000	1,006,326
4.75%, 1/14/2050	1,063,000	811,606
5.00%, 1/27/2045	1,000,000	826,126
5.63%, 1/7/2041	1,300,000	1,211,033
5.63%, 2/21/2047	185,000	163,561
6.00%, 4/7/2026	200,000	203,912
6.00%, 10/20/2033	600,000	609,169
6.13%, 1/22/2032	550,000	565,611
7.13%, 1/20/2037	650,000	717,635
7.13%, 5/13/2054	1,100,000	1,141,427
8.25%, 1/20/2034	775,000	913,448
		10,586,691
BULGARIA — 0.1%
Bulgaria Government International Bonds 5.00%, 3/5/2037	448,000	447,852
CAMEROON — 0.1%
Republic of Cameroon International Bonds 9.50%, 7/31/2031	200,000	194,500
Security Description	Principal Amount	Value
CHILE — 2.3%
Chile Government International Bonds:
2.55%, 1/27/2032	$200,000	$176,685
3.10%, 5/7/2041	200,000	156,583
3.10%, 1/22/2061	900,000	599,525
3.24%, 2/6/2028	898,000	869,317
3.50%, 1/31/2034	1,000,000	918,454
3.86%, 6/21/2047	955,000	789,054
4.34%, 3/7/2042	1,825,000	1,670,260
4.95%, 1/5/2036	600,000	608,157
5.33%, 1/5/2054	800,000	810,820
		6,598,855
CHINA — 0.7%
China Development Bank Series EMTN, 3.38%, 1/24/2027	300,000	298,427
China Government International Bonds:
1.20%, 10/21/2030	400,000	348,953
1.25%, 10/26/2026	850,000	809,797
2.50%, 10/26/2051 (b)	300,000	218,318
4.00%, 10/19/2048	300,000	292,074
		1,967,569
COLOMBIA — 3.4%
Colombia Government International Bonds:
3.00%, 1/30/2030	300,000	257,104
3.13%, 4/15/2031	800,000	661,194
3.25%, 4/22/2032	562,000	453,592
3.88%, 4/25/2027	900,000	867,953
3.88%, 2/15/2061	250,000	145,777
4.13%, 2/22/2042	250,000	172,745
4.13%, 5/15/2051	200,000	126,336
4.50%, 1/28/2026	90,000	88,820
4.50%, 3/15/2029	700,000	663,394
5.00%, 6/15/2045	1,000,000	736,858
5.20%, 5/15/2049	1,000,000	741,219
5.63%, 2/26/2044	700,000	565,128
6.13%, 1/18/2041	1,750,000	1,539,980
7.38%, 9/18/2037	700,000	710,737
7.50%, 2/2/2034	556,000	577,297
8.00%, 4/20/2033	600,000	645,096
8.75%, 11/14/2053	850,000	933,544
		9,886,774
COSTA RICA — 0.9%
Costa Rica Government International Bonds:
5.63%, 4/30/2043	376,000	352,917
6.13%, 2/19/2031	600,000	622,096
6.55%, 4/3/2034	400,000	426,601
7.00%, 4/4/2044	206,000	220,176
7.16%, 3/12/2045	441,000	479,552

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
7.30%, 11/13/2054 (b)	600,000	$663,794
		2,765,136
DOMINICAN REPUBLIC — 2.8%
Dominican Republic International Bonds:
4.88%, 9/23/2032	$1,700,000	1,619,327
5.30%, 1/21/2041	400,000	369,007
5.50%, 2/22/2029	770,000	776,200
5.88%, 1/30/2060	600,000	563,639
6.00%, 7/19/2028	650,000	666,540
6.00%, 2/22/2033	725,000	742,135
6.40%, 6/5/2049	900,000	921,635
6.50%, 2/15/2048	1,100,000	1,132,957
7.05%, 2/3/2031	575,000	620,181
7.45%, 4/30/2044	698,000	792,357
		8,203,978
ECUADOR — 0.1%
Ecuador Government International Bonds Zero Coupon, 7/31/2030	400,000	222,564
EGYPT — 2.2%
Egypt Government International Bonds:
5.88%, 2/16/2031	500,000	417,165
7.05%, 1/15/2032	657,000	568,696
7.30%, 9/30/2033	975,000	828,067
7.50%, 1/31/2027	800,000	796,043
7.50%, 2/16/2061	400,000	289,202
7.60%, 3/1/2029	1,050,000	1,011,958
7.90%, 2/21/2048	1,400,000	1,081,207
8.50%, 1/31/2047	700,000	564,270
8.75%, 9/30/2051	625,000	510,844
8.88%, 5/29/2050	450,000	371,723
		6,439,175
EL SALVADOR — 0.6%
El Salvador Government International Bonds:
7.12%, 1/20/2050	300,000	228,291
7.65%, 6/15/2035	500,000	431,582
8.63%, 2/28/2029	300,000	294,935
9.25%, 4/17/2030	300,000	298,675
9.50%, 7/15/2052	600,000	559,852
		1,813,335
GABON — 0.2%
Gabon Government International Bonds:
6.63%, 2/6/2031	400,000	309,720
7.00%, 11/24/2031	200,000	154,681
		464,401
GEORGIA — 0.1%
Georgia Government International Bonds 2.75%, 4/22/2026	200,000	188,920
Security Description	Principal Amount	Value
GUATEMALA — 1.0%
Guatemala Government Bonds:
4.38%, 6/5/2027	$200,000	$194,875
4.65%, 10/7/2041	200,000	165,255
4.88%, 2/13/2028	300,000	295,419
6.05%, 8/6/2031	350,000	359,281
6.13%, 6/1/2050	407,000	388,413
6.60%, 6/13/2036	425,000	446,187
7.05%, 10/4/2032	1,000,000	1,082,589
		2,932,019
HONDURAS — 0.2%
Honduras Government International Bonds:
5.63%, 6/24/2030	300,000	264,893
6.25%, 1/19/2027	200,000	193,551
		458,444
HUNGARY — 2.2%
Hungary Government International Bonds:
5.25%, 6/16/2029	850,000	862,628
5.50%, 6/16/2034	200,000	204,006
5.50%, 3/26/2036	700,000	705,135
6.13%, 5/22/2028	700,000	729,750
6.25%, 9/22/2032	1,525,000	1,640,488
6.75%, 9/25/2052	800,000	902,078
7.63%, 3/29/2041	824,000	981,134
MFB Magyar Fejlesztesi Bank Zrt 6.50%, 6/29/2028	450,000	471,014
		6,496,233
INDIA — 0.5%
Export-Import Bank of India:
2.25%, 1/13/2031	900,000	782,292
3.88%, 2/1/2028	800,000	785,720
		1,568,012
INDONESIA — 3.9%
Indonesia Government International Bonds:
2.85%, 2/14/2030	200,000	186,295
3.40%, 9/18/2029	200,000	192,811
3.85%, 10/15/2030	600,000	585,362
4.15%, 9/20/2027	200,000	200,699
4.45%, 4/15/2070	300,000	266,994
4.55%, 1/11/2028	500,000	506,509
4.75%, 2/11/2029	100,000	102,424
4.75%, 9/10/2034	200,000	201,974
4.85%, 1/11/2033	1,400,000	1,428,996
5.10%, 2/10/2054	400,000	405,100
5.25%, 1/17/2042	650,000	675,880
5.65%, 1/11/2053	900,000	976,695
5.95%, 1/8/2046	1,400,000	1,566,952
6.63%, 2/17/2037	400,000	467,453
7.75%, 1/17/2038	400,000	513,611

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia III:
4.15%, 3/29/2027	$700,000	$701,040
4.45%, 2/20/2029	200,000	202,164
4.70%, 6/6/2032	1,300,000	1,321,089
5.40%, 11/15/2028	700,000	731,188
5.60%, 11/15/2033	200,000	215,253
		11,448,489
IRAQ — 0.1%
Iraq International Bonds 5.80%, 1/15/2028	459,375	445,827
ISRAEL — 2.9%
Israel Government International Bonds:
4.50%, 1/30/2043	800,000	678,812
5.38%, 3/12/2029	1,700,000	1,725,188
5.50%, 3/12/2034	1,400,000	1,396,332
5.75%, 3/12/2054	2,200,000	2,092,421
Series EMTN, 6.50%, 11/6/2031 (a)	1,000,000	1,069,148
State of Israel 3.80%, 5/13/2060	2,200,000	1,529,600
		8,491,501
IVORY COAST — 0.6%
Ivory Coast Government International Bonds:
6.13%, 6/15/2033	600,000	564,743
6.38%, 3/3/2028	350,000	349,265
7.63%, 1/30/2033	400,000	410,500
8.25%, 1/30/2037	500,000	514,360
		1,838,868
JAMAICA — 0.6%
Jamaica Government International Bonds:
6.75%, 4/28/2028	300,000	317,288
7.88%, 7/28/2045	600,000	741,376
8.00%, 3/15/2039	579,000	714,892
		1,773,556
JORDAN — 0.6%
Jordan Government International Bonds:
5.75%, 1/31/2027	300,000	293,988
6.13%, 1/29/2026	100,000	98,745
7.38%, 10/10/2047	300,000	276,900
7.50%, 1/13/2029	900,000	913,662
7.75%, 1/15/2028	200,000	205,025
		1,788,320
KAZAKHSTAN — 0.4%
Kazakhstan Government International Bonds:
4.88%, 10/14/2044	200,000	198,977
6.50%, 7/21/2045	765,000	906,551
		1,105,528
Security Description	Principal Amount	Value
KENYA — 0.7%
Republic of Kenya Government International Bonds:
6.30%, 1/23/2034	600,000	$489,447
7.00%, 5/22/2027	$416,000	407,714
8.00%, 5/22/2032	600,000	557,703
8.25%, 2/28/2048	250,000	212,169
9.75%, 2/16/2031	450,000	454,205
		2,121,238
MALAYSIA — 0.1%
Malaysia Wakala Sukuk Bhd. 2.07%, 4/28/2031	300,000	264,517
MEXICO — 2.5%
Mexico Government International Bonds:
2.66%, 5/24/2031	500,000	429,831
3.25%, 4/16/2030	400,000	367,128
3.75%, 4/19/2071	150,000	95,188
3.77%, 5/24/2061	550,000	359,411
4.40%, 2/12/2052	542,000	417,043
4.60%, 1/23/2046	200,000	163,064
4.75%, 4/27/2032	250,000	240,357
Series MTN, 4.75%, 3/8/2044	1,500,000	1,270,141
5.00%, 4/27/2051	200,000	168,953
5.40%, 2/9/2028	350,000	357,677
Series GMTN, 5.75%, 10/12/2110	150,000	130,501
6.00%, 5/7/2036	400,000	407,953
6.35%, 2/9/2035	1,050,000	1,102,113
6.40%, 5/7/2054	600,000	601,567
Series MTN, 7.50%, 4/8/2033	900,000	1,032,712
		7,143,639
MONGOLIA — 0.2%
Mongolia Government International Bonds 8.65%, 1/19/2028	600,000	642,276
MONTENEGRO — 0.1%
Montenegro Government International Bonds 7.25%, 3/12/2031	200,000	209,430
MOROCCO — 0.8%
Morocco Government International Bonds:
3.00%, 12/15/2032	550,000	471,853
4.00%, 12/15/2050	578,000	426,363
5.50%, 12/11/2042	200,000	189,726
5.95%, 3/8/2028	625,000	645,394
6.50%, 9/8/2033	500,000	542,040
		2,275,376
NIGERIA — 1.5%
Nigeria Government International Bonds:
6.13%, 9/28/2028	200,000	181,496

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 11/28/2027	$550,000	$515,733
7.14%, 2/23/2030	400,000	362,500
7.38%, 9/28/2033	650,000	552,396
7.63%, 11/28/2047	925,000	708,296
7.70%, 2/23/2038	500,000	407,764
8.38%, 3/24/2029	500,000	484,161
8.75%, 1/21/2031	800,000	769,366
9.25%, 1/21/2049	300,000	271,500
		4,253,212
OMAN — 2.4%
Oman Government International Bonds:
4.75%, 6/15/2026	450,000	448,470
5.38%, 3/8/2027	400,000	404,498
5.63%, 1/17/2028	300,000	307,060
6.00%, 8/1/2029	1,196,000	1,252,810
6.25%, 1/25/2031	400,000	426,808
6.50%, 3/8/2047	400,000	421,557
6.75%, 10/28/2027	557,000	588,041
6.75%, 1/17/2048	1,010,000	1,093,243
7.00%, 1/25/2051	625,000	698,438
7.38%, 10/28/2032	1,070,000	1,228,306
		6,869,231
PAKISTAN — 0.5%
Pakistan Government International Bonds:
6.88%, 12/5/2027	950,000	862,129
7.38%, 4/8/2031	500,000	423,750
8.88%, 4/8/2051	200,000	160,140
Pakistan Water & Power Development Authority 7.50%, 6/4/2031	200,000	156,343
		1,602,362
PANAMA — 3.3%
Panama Government International Bonds:
2.25%, 9/29/2032	450,000	348,763
3.16%, 1/23/2030	515,000	460,900
3.30%, 1/19/2033	550,000	458,970
3.75%, 4/17/2026	350,000	340,996
3.87%, 7/23/2060	550,000	346,114
3.88%, 3/17/2028	696,000	671,206
4.30%, 4/29/2053	485,000	343,901
4.50%, 5/15/2047	760,000	578,390
4.50%, 4/16/2050	546,000	401,675
4.50%, 4/1/2056	1,115,000	802,750
4.50%, 1/19/2063	550,000	385,742
6.70%, 1/26/2036	1,400,000	1,461,806
6.85%, 3/28/2054	625,000	633,831
6.88%, 1/31/2036	900,000	945,183
7.50%, 3/1/2031	500,000	547,567
7.88%, 3/1/2057	500,000	565,863
Security Description	Principal Amount	Value
8.00%, 3/1/2038	$300,000	$338,744
		9,632,401
PAPUA NEW GUINEA — 0.1%
Papua New Guinea Government International Bonds 8.38%, 10/4/2028	200,000	195,164
PARAGUAY — 0.7%
Paraguay Government International Bonds:
3.85%, 6/28/2033	200,000	182,573
4.70%, 3/27/2027	300,000	299,246
4.95%, 4/28/2031	350,000	348,718
5.40%, 3/30/2050	750,000	699,275
5.60%, 3/13/2048	200,000	191,747
5.85%, 8/21/2033	400,000	416,693
		2,138,252
PERU — 2.8%
Corp. Financiera de Desarrollo SA 2.40%, 9/28/2027	400,000	373,280
Peru Government International Bonds:
1.86%, 12/1/2032	100,000	80,301
2.78%, 1/23/2031	1,417,000	1,264,893
2.78%, 12/1/2060	575,000	347,090
3.00%, 1/15/2034	1,600,000	1,373,057
3.23%, 7/28/2121	200,000	119,347
3.30%, 3/11/2041	725,000	572,907
3.55%, 3/10/2051	350,000	265,472
3.60%, 1/15/2072	700,000	480,418
4.13%, 8/25/2027	200,000	198,433
5.38%, 2/8/2035	800,000	820,603
5.63%, 11/18/2050	905,000	932,041
5.88%, 8/8/2054	625,000	656,967
8.75%, 11/21/2033	500,000	629,996
		8,114,805
PHILIPPINES — 4.5%
Philippines Government International Bonds:
1.65%, 6/10/2031	1,086,000	916,925
2.46%, 5/5/2030	1,307,000	1,186,866
2.65%, 12/10/2045	475,000	334,462
2.95%, 5/5/2045	600,000	443,443
3.00%, 2/1/2028	800,000	770,159
3.20%, 7/6/2046	1,400,000	1,065,572
3.56%, 9/29/2032	500,000	468,529
3.70%, 3/1/2041	1,111,000	965,121
3.75%, 1/14/2029	641,000	629,732
3.95%, 1/20/2040	638,000	577,203
4.75%, 3/5/2035	500,000	504,479
5.00%, 7/17/2033	500,000	515,020
5.50%, 1/17/2048	900,000	959,231
5.60%, 5/14/2049	500,000	539,353
5.61%, 4/13/2033	425,000	454,805

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.38%, 10/23/2034	$1,176,000	$1,338,404
7.75%, 1/14/2031	400,000	472,934
9.50%, 2/2/2030	550,000	683,994
ROP Sukuk Trust 5.05%, 6/6/2029	250,000	257,985
		13,084,217
POLAND — 2.7%
Bank Gospodarstwa Krajowego:
5.38%, 5/22/2033 (a)	600,000	615,954
5.75%, 7/9/2034 (a)	600,000	629,199
6.25%, 10/31/2028 (a)	400,000	429,023
6.25%, 7/9/2054	600,000	646,752
Republic of Poland Government International Bonds:
4.63%, 3/18/2029	200,000	204,490
4.88%, 10/4/2033	400,000	406,727
5.13%, 9/18/2034	1,400,000	1,439,726
5.50%, 4/4/2053	850,000	870,553
5.50%, 3/18/2054	1,275,000	1,302,900
5.75%, 11/16/2032	1,150,000	1,234,499
		7,779,823
ROMANIA — 2.5%
Romania Government International Bonds:
3.00%, 2/27/2027	100,000	95,944
3.00%, 2/14/2031	500,000	436,119
3.63%, 3/27/2032	488,000	433,316
4.00%, 2/14/2051	200,000	145,772
5.13%, 6/15/2048	1,100,000	960,043
5.25%, 11/25/2027	300,000	302,245
5.75%, 3/24/2035	918,000	912,033
5.88%, 1/30/2029	700,000	716,890
6.00%, 5/25/2034	200,000	202,838
6.38%, 1/30/2034	750,000	778,631
6.63%, 2/17/2028	900,000	940,576
7.13%, 1/17/2033	624,000	682,319
7.63%, 1/17/2053	600,000	688,500
		7,295,226
RWANDA — 0.1%
Rwanda International Government Bonds 5.50%, 8/9/2031	200,000	165,374
SAUDI ARABIA — 3.3%
KSA Sukuk Ltd. 3.63%, 4/20/2027	200,000	197,604
Saudi Government International Bonds:
2.50%, 2/3/2027	440,000	424,034
2.75%, 2/3/2032	550,000	491,825
3.25%, 10/26/2026	250,000	245,328
3.25%, 10/22/2030	1,225,000	1,151,253
3.45%, 2/2/2061	300,000	204,477
3.63%, 3/4/2028	800,000	785,510
3.75%, 1/21/2055	450,000	332,544
4.50%, 4/17/2030	200,000	200,973
Security Description	Principal Amount	Value
4.50%, 10/26/2046	$814,000	$716,930
4.50%, 4/22/2060	425,000	357,873
4.63%, 10/4/2047	200,000	179,110
4.75%, 1/18/2028	1,300,000	1,324,973
4.88%, 7/18/2033	425,000	432,365
5.00%, 1/16/2034	350,000	358,397
5.00%, 4/17/2049	400,000	376,706
5.00%, 1/18/2053	600,000	556,392
5.50%, 10/25/2032	825,000	875,472
5.75%, 1/16/2054	300,000	305,615
		9,517,381
SENEGAL — 0.3%
Senegal Government International Bonds:
6.75%, 3/13/2048	500,000	369,747
7.75%, 6/10/2031	400,000	379,500
		749,247
SERBIA — 0.5%
Serbia International Bonds:
2.13%, 12/1/2030	300,000	251,597
6.00%, 6/12/2034	500,000	513,870
6.25%, 5/26/2028	400,000	416,224
6.50%, 9/26/2033	350,000	374,240
		1,555,931
SOUTH AFRICA — 1.8%
Republic of South Africa Government International Bonds:
4.30%, 10/12/2028	1,100,000	1,064,508
4.85%, 9/30/2029	925,000	898,298
5.00%, 10/12/2046	250,000	193,279
5.38%, 7/24/2044	700,000	582,225
5.65%, 9/27/2047	300,000	250,269
5.75%, 9/30/2049	850,000	706,038
5.88%, 6/22/2030	350,000	353,181
5.88%, 4/20/2032	200,000	199,484
6.30%, 6/22/2048	700,000	625,434
7.30%, 4/20/2052	500,000	497,203
		5,369,919
SOUTH KOREA — 0.1%
Korea Mine Rehabilitation & Mineral Resources Corp. 5.38%, 5/11/2028	200,000	205,572
TAJIKISTAN — 0.1%
Republic of Tajikistan International Bonds 7.13%, 9/14/2027	200,000	196,120
TRINIDAD AND TOBAGO — 0.3%
Trinidad & Tobago Government International Bonds:
4.50%, 6/26/2030	350,000	333,722
5.95%, 1/14/2031	200,000	204,238

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.40%, 6/26/2034	$200,000	$206,932
		744,892
TURKEY — 5.1%
Hazine Mustesarligi Varlik Kiralama AS 8.51%, 1/14/2029	1,100,000	1,204,385
Republic of Turkiye 6.50%, 1/3/2035 (d)	240,000	235,472
Turkiye Government International Bonds:
4.88%, 4/16/2043	1,100,000	828,832
5.13%, 2/17/2028	625,000	619,023
5.25%, 3/13/2030	450,000	433,697
5.75%, 5/11/2047	400,000	324,289
5.88%, 6/26/2031	975,000	945,838
5.95%, 1/15/2031	550,000	537,563
6.00%, 3/25/2027	948,000	967,425
6.00%, 1/14/2041	600,000	527,949
6.13%, 10/24/2028	600,000	612,581
6.50%, 9/20/2033	1,300,000	1,286,391
6.63%, 2/17/2045	1,225,000	1,112,723
7.13%, 7/17/2032	500,000	515,576
7.63%, 4/26/2029	1,325,000	1,411,721
7.63%, 5/15/2034	200,000	212,353
8.00%, 2/14/2034	100,000	110,593
8.60%, 9/24/2027	450,000	490,466
9.38%, 3/14/2029	700,000	793,029
9.38%, 1/19/2033	600,000	702,343
9.88%, 1/15/2028	500,000	566,258
Turkiye Ihracat Kredi Bankasi AS 5.75%, 7/6/2026	350,000	350,174
		14,788,681
UNITED ARAB EMIRATES — 1.1%
Finance Department Government of Sharjah:
3.63%, 3/10/2033	800,000	700,631
4.00%, 7/28/2050	300,000	209,844
4.38%, 3/10/2051	200,000	147,661
6.50%, 11/23/2032	500,000	536,462
Sharjah Sukuk Program Ltd.:
2.94%, 6/10/2027	200,000	189,975
3.20%, 7/13/2031	300,000	267,000
Series EMTN, 4.23%, 3/14/2028	600,000	589,177
Series EMTN, 6.09%, 3/19/2034	500,000	536,662
		3,177,412
URUGUAY — 1.9%
Oriental Republic of Uruguay 5.25%, 9/10/2060	124,378	124,407
Uruguay Government International Bonds:
4.38%, 1/23/2031	1,100,000	1,104,617
4.98%, 4/20/2055	900,000	873,919
5.10%, 6/18/2050	1,520,000	1,516,476
Security Description	Principal Amount	Value
5.75%, 10/28/2034	$1,050,000	$1,140,699
7.63%, 3/21/2036	600,000	745,831
		5,505,949
UZBEKISTAN — 0.4%
Republic of Uzbekistan International Bonds:
3.70%, 11/25/2030	200,000	172,484
3.90%, 10/19/2031	450,000	384,372
7.85%, 10/12/2028	450,000	475,609
Uzbekneftegaz JSC 4.75%, 11/16/2028	200,000	176,643
		1,209,108
ZAMBIA — 0.1%
Zambia Government International Bonds 0.50%, 12/31/2053	500,000	245,712
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $218,254,475)		218,170,826
	Shares
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (e) (f)	1,572,925	1,572,925
State Street Navigator Securities Lending Portfolio II (g) (h)	9,710,525	9,710,525
TOTAL SHORT-TERM INVESTMENTS (Cost $11,283,450)		11,283,450
TOTAL INVESTMENTS — 102.4% (Cost $297,531,224)		297,295,546
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(6,972,180)
NET ASSETS — 100.0%		$290,323,366
(a)	All or a portion of the shares of the security are on loan at September 30, 2024.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at September 30, 2024.

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
At September 30, 2024, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (short)	(8)	12/19/2024	$(920,688)	$(914,250)	$6,438

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$67,841,270	$—	$67,841,270
Foreign Government Obligations	—	218,170,826	—	218,170,826
Short-Term Investments	11,283,450	—	—	11,283,450
TOTAL INVESTMENTS	$11,283,450	$286,012,096	$—	$297,295,546
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$6,438	$—	$—	$6,438
TOTAL OTHER FINANCIAL INSTRUMENTS:	$6,438	$—	$—	$6,438

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	449,082	$449,216	$10,719,421	$11,168,637	$15	$(15)	—	$—	$6,258
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	3,339,475	1,766,550	—	—	1,572,925	1,572,925	1,583
State Street Navigator Securities Lending Portfolio II	2,940,500	2,940,500	25,708,543	18,938,518	—	—	9,710,525	9,710,525	3,599
Total		$3,389,716	$39,767,439	$31,873,705	$15	$(15)		$11,283,450	$11,440
See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
AEROSPACE & DEFENSE — 4.5%
BAE Systems PLC 5.30%, 3/26/2034 (a)	$76,000	$78,990
Boeing Co.:
3.63%, 2/1/2031	73,000	66,870
5.04%, 5/1/2027	105,000	105,357
5.15%, 5/1/2030	215,000	215,470
5.71%, 5/1/2040	147,000	143,614
5.81%, 5/1/2050	254,000	245,521
5.93%, 5/1/2060	171,000	164,059
6.30%, 5/1/2029 (a)	71,000	74,678
6.53%, 5/1/2034 (a)	126,000	135,140
6.86%, 5/1/2054 (a)	121,000	132,651
7.01%, 5/1/2064 (a)	66,000	72,579
L3Harris Technologies, Inc. 5.40%, 7/31/2033	73,000	76,285
Lockheed Martin Corp. 4.70%, 5/15/2046	66,000	64,438
Northrop Grumman Corp.:
3.25%, 1/15/2028	100,000	97,172
4.03%, 10/15/2047	104,000	89,345
RTX Corp.:
4.13%, 11/16/2028	147,000	146,591
4.50%, 6/1/2042	213,000	198,339
6.10%, 3/15/2034	7,000	7,732
6.40%, 3/15/2054	84,000	99,238
		2,214,069
AGRICULTURE — 3.4%
Altria Group, Inc.:
2.45%, 2/4/2032	132,000	112,659
3.40%, 2/4/2041	136,000	105,921
4.80%, 2/14/2029	60,000	60,733
5.38%, 1/31/2044	9,000	9,086
5.80%, 2/14/2039	100,000	105,081
5.95%, 2/14/2049	130,000	136,381
BAT Capital Corp.:
2.26%, 3/25/2028	72,000	66,959
3.56%, 8/15/2027	144,000	141,049
4.39%, 8/15/2037	146,000	132,817
4.54%, 8/15/2047	80,000	67,494
Philip Morris International, Inc.:
4.88%, 2/15/2028	58,000	59,287
5.13%, 11/17/2027	83,000	85,456
5.13%, 2/15/2030	174,000	180,434
5.25%, 2/13/2034	99,000	102,805
5.38%, 2/15/2033	114,000	119,192
5.75%, 11/17/2032	68,000	73,063
6.38%, 5/16/2038	7,000	7,998
Reynolds American, Inc. 5.85%, 8/15/2045	108,000	108,068
		1,674,483
Security Description	Principal Amount	Value
AIRLINES — 0.7%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (a)	$166,000	$165,858
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 6/20/2027 (a)	66,000	66,837
Southwest Airlines Co. 5.13%, 6/15/2027	92,000	93,585
		326,280
APPAREL — 0.2%
NIKE, Inc.:
2.85%, 3/27/2030	70,000	65,919
3.38%, 3/27/2050	66,000	52,025
		117,944
AUTO MANUFACTURERS — 3.7%
Ford Motor Co.:
3.25%, 2/12/2032	77,000	65,629
4.35%, 12/8/2026	136,000	134,830
4.75%, 1/15/2043	110,000	91,109
5.29%, 12/8/2046	56,000	50,747
6.10%, 8/19/2032	174,000	178,291
Ford Motor Credit Co. LLC:
4.00%, 11/13/2030	109,000	100,668
4.95%, 5/28/2027	76,000	75,773
5.11%, 5/3/2029	86,000	85,190
5.80%, 3/5/2027	86,000	87,565
5.80%, 3/8/2029	8,000	8,137
5.85%, 5/17/2027	7,000	7,125
6.13%, 3/8/2034	54,000	54,670
6.80%, 5/12/2028	7,000	7,337
6.80%, 11/7/2028	91,000	96,020
7.35%, 11/4/2027	96,000	101,848
General Motors Co. 6.25%, 10/2/2043	70,000	71,752
General Motors Financial Co., Inc.:
5.80%, 6/23/2028	47,000	48,751
5.80%, 1/7/2029	86,000	89,386
6.10%, 1/7/2034	76,000	79,073
Mercedes-Benz Finance North America LLC 8.50%, 1/18/2031	80,000	96,949
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	122,000	118,963
4.81%, 9/17/2030 (a)	122,000	115,559
Toyota Motor Credit Corp. Series MTN, 3.05%, 3/22/2027 (b)	45,000	44,131
		1,809,503
BANKS — 27.0%
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	260,000	248,327

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	$235,000	$176,687
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	220,000	196,205
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	317,000	308,375
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	271,000	234,966
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (b) (c)	196,000	201,182
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	266,000	276,289
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	227,000	238,592
Citigroup, Inc.:
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	117,000	111,492
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	147,000	129,178
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	170,000	152,921
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	147,000	131,291
3.20%, 10/21/2026	217,000	212,615
SOFR + 1.94%, 3.79%, 3/17/2033 (b) (c)	147,000	137,768
3 mo. USD Term SOFR + 1.82%, 3.89%, 1/10/2028 (c)	127,000	125,714
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	242,000	240,124
4.45%, 9/29/2027	129,000	129,146
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	88,000	90,361
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	132,000	133,164
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	156,000	166,364
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	122,000	133,978
Goldman Sachs Group, Inc.:
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	177,000	169,345
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	204,000	194,500
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	197,000	170,816
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	170,000	150,270
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	147,000	141,300
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	147,000	129,135
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	197,000	177,263
Security Description	Principal Amount	Value
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	$160,000	$157,385
3.85%, 1/26/2027	107,000	106,064
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	170,000	168,979
6.75%, 10/1/2037	264,000	303,427
HSBC Holdings PLC:
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	147,000	130,047
3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	147,000	143,210
3 mo. USD Term SOFR + 1.81%, 4.04%, 3/13/2028 (c)	118,000	116,757
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	142,000	142,126
4.95%, 3/31/2030	120,000	122,974
SOFR + 2.61%, 5.21%, 8/11/2028 (c)	80,000	81,626
SOFR + 2.87%, 5.40%, 8/11/2033 (b) (c)	118,000	122,278
SOFR + 1.57%, 5.89%, 8/14/2027 (c)	118,000	121,263
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	121,000	132,112
SOFR + 2.65%, 6.33%, 3/9/2044 (c)	137,000	154,492
JPMorgan Chase & Co.:
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	170,000	162,937
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	153,000	136,345
3 mo. USD Term SOFR + 1.51%, 2.74%, 10/15/2030 (c)	180,000	166,733
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	170,000	152,938
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	146,000	112,359
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	92,000	79,370
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	172,000	174,871
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	218,000	222,725
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	188,000	196,700
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	163,000	172,858
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	240,000	266,712
Morgan Stanley:
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	257,000	244,406
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	170,000	162,724

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	$170,000	$146,380
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	218,000	182,182
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	170,000	155,671
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	117,000	112,292
3.63%, 1/20/2027	53,000	52,504
Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	48,000	47,189
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	147,000	147,312
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	188,000	193,169
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	159,000	164,193
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	133,000	142,854
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	142,000	157,761
PNC Financial Services Group, Inc. SOFR + 1.84%, 5.58%, 6/12/2029 (c)	123,000	128,021
Sumitomo Mitsui Financial Group, Inc.:
3.04%, 7/16/2029	48,000	45,215
5.71%, 1/13/2030	72,000	76,391
UBS AG 7.50%, 2/15/2028	127,000	139,446
UBS Group AG:
SOFR + 1.73%, 3.09%, 5/14/2032 (a) (c)	136,179	122,749
SOFR + 3.73%, 4.19%, 4/1/2031 (a) (c)	173,000	168,915
SOFR + 3.92%, 6.54%, 8/12/2033 (a) (c)	136,778	150,934
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.43%, 2.88%, 10/30/2030 (c)	91,000	84,388
3.00%, 10/23/2026	170,000	166,193
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	161,000	126,710
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	152,000	138,980
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (c)	267,000	261,963
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	172,000	173,915
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	264,000	258,382
Security Description	Principal Amount	Value
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	$307,000	$318,648
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	178,000	186,732
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	113,000	117,574
		13,328,449
BEVERAGES — 4.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	225,000	225,764
4.90%, 2/1/2046	450,000	442,774
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	102,000	98,964
4.00%, 4/13/2028 (b)	88,000	88,207
4.44%, 10/6/2048	97,000	89,747
4.75%, 1/23/2029	159,000	163,123
5.45%, 1/23/2039	110,000	117,610
5.55%, 1/23/2049	192,000	206,644
5.80%, 1/23/2059	110,000	123,905
Coca-Cola Co.:
1.38%, 3/15/2031	50,000	42,391
1.45%, 6/1/2027	7,000	6,603
1.65%, 6/1/2030	123,000	108,241
2.25%, 1/5/2032	90,000	80,041
3.00%, 3/5/2051	82,000	60,166
5.40%, 5/13/2064	130,000	138,628
Molson Coors Beverage Co. 4.20%, 7/15/2046	90,000	77,809
PepsiCo, Inc.:
2.75%, 3/19/2030	108,000	101,120
3.00%, 10/15/2027	28,000	27,370
		2,199,107
BIOTECHNOLOGY — 2.4%
Amgen, Inc.:
4.66%, 6/15/2051	151,000	138,235
5.15%, 3/2/2028	72,000	74,158
5.25%, 3/2/2030	157,000	163,731
5.25%, 3/2/2033	298,000	310,309
5.60%, 3/2/2043	132,000	138,463
5.65%, 3/2/2053	203,000	213,620
5.75%, 3/2/2063	127,000	133,878
		1,172,394
CHEMICALS — 0.7%
Celanese U.S. Holdings LLC 6.17%, 7/15/2027	90,000	93,261
DuPont de Nemours, Inc.:
4.73%, 11/15/2028	110,000	112,187
5.32%, 11/15/2038	33,000	35,953
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (a)	70,000	61,369

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Sherwin-Williams Co. 3.45%, 6/1/2027	$70,000	$68,862
		371,632
COMMERCIAL SERVICES — 0.1%
United Rentals North America, Inc. 6.00%, 12/15/2029 (a)	70,000	72,195
COMPUTERS — 1.5%
Apple, Inc.:
2.65%, 2/8/2051	165,000	113,468
3.85%, 5/4/2043	122,000	109,838
4.65%, 2/23/2046	197,000	195,618
International Business Machines Corp.:
3.50%, 5/15/2029	180,000	174,942
4.25%, 5/15/2049	143,000	125,347
		719,213
CONSTRUCTION MATERIALS — 0.4%
Carrier Global Corp.:
2.72%, 2/15/2030	100,000	92,431
3.38%, 4/5/2040	30,000	24,789
3.58%, 4/5/2050	100,000	78,858
		196,078
COSMETICS/PERSONAL CARE — 0.2%
Kenvue, Inc. 5.05%, 3/22/2053	76,000	77,783
DIVERSIFIED FINANCIAL SERVICES — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	192,000	184,448
3.00%, 10/29/2028	172,000	162,396
3.30%, 1/30/2032	177,000	159,676
Visa, Inc. 4.30%, 12/14/2045	170,000	158,244
		664,764
ELECTRIC — 2.3%
Berkshire Hathaway Energy Co. 6.13%, 4/1/2036	59,000	65,144
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	76,000	72,017
Florida Power & Light Co. 2.45%, 2/3/2032	28,000	24,746
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	70,000	64,526
2.25%, 6/1/2030	145,000	129,686
3.55%, 5/1/2027	70,000	69,023
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	90,000	78,874
3.50%, 8/1/2050	70,000	50,690
4.50%, 7/1/2040	110,000	99,068
4.55%, 7/1/2030	150,000	148,793
4.95%, 7/1/2050	170,000	154,689
Security Description	Principal Amount	Value
6.75%, 1/15/2053	$67,000	$76,427
PacifiCorp 5.80%, 1/15/2055	86,000	90,219
		1,123,902
ELECTRONICS — 0.6%
Honeywell International, Inc.:
1.75%, 9/1/2031 (b)	73,000	62,602
2.50%, 11/1/2026	70,000	68,169
5.00%, 3/1/2035	70,000	72,816
5.25%, 3/1/2054	89,000	92,798
		296,385
ENTERTAINMENT — 1.9%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027	196,000	189,506
4.28%, 3/15/2032	241,000	214,177
5.05%, 3/15/2042	223,000	181,968
5.14%, 3/15/2052	326,000	251,629
5.39%, 3/15/2062	150,000	114,811
		952,091
FOOD — 0.6%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 3/15/2034 (a)	70,000	77,538
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	128,000	113,206
5.20%, 7/15/2045	87,000	85,894
		276,638
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories 4.90%, 11/30/2046	150,000	152,790
HEALTH CARE SERVICES — 0.6%
Centene Corp. 4.63%, 12/15/2029	164,000	160,539
HCA, Inc. 3.50%, 9/1/2030	139,000	130,907
		291,446
HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co. 3.00%, 3/25/2030	73,000	69,875
INSURANCE — 1.1%
Berkshire Hathaway Finance Corp.:
2.85%, 10/15/2050	121,000	84,867
3.85%, 3/15/2052	132,000	111,287
4.20%, 8/15/2048	71,000	65,323
Chubb INA Holdings LLC 5.00%, 3/15/2034	80,000	83,053
Corebridge Financial, Inc. 3.90%, 4/5/2032	77,000	72,209
Equitable Holdings, Inc. 4.35%, 4/20/2028	71,000	70,726

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	$80,000	$80,851
		568,316
INTERNET — 1.2%
Amazon.com, Inc.:
2.10%, 5/12/2031	173,000	153,158
3.10%, 5/12/2051	135,000	100,251
3.15%, 8/22/2027	170,000	166,873
4.05%, 8/22/2047	170,000	152,945
		573,227
LEISURE TIME — 0.2%
Carnival Corp. 4.00%, 8/1/2028 (a)	125,000	120,664
MACHINERY-DIVERSIFIED — 0.3%
John Deere Capital Corp. Series MTN, 4.95%, 7/14/2028	73,000	75,392
Otis Worldwide Corp. 2.57%, 2/15/2030	86,000	78,779
		154,171
MEDIA — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.48%, 10/23/2045	178,000	171,529
Comcast Corp.:
2.89%, 11/1/2051	232,000	155,795
2.94%, 11/1/2056	290,000	189,492
2.99%, 11/1/2063	187,000	118,643
4.15%, 10/15/2028	192,000	192,239
		827,698
MINING — 0.6%
BHP Billiton Finance USA Ltd.:
5.00%, 9/30/2043	121,000	121,547
5.25%, 9/8/2033	76,000	79,639
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	86,000	86,340
		287,526
MISCELLANEOUS MANUFACTURER — 0.1%
Eaton Corp. 4.15%, 3/15/2033	63,000	62,207
OIL & GAS — 5.1%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032 (b)	100,000	89,205
2.77%, 11/10/2050	7,000	4,601
2.94%, 6/4/2051	153,000	103,956
3.00%, 2/24/2050	160,000	110,839
3.06%, 6/17/2041	21,000	16,298
3.38%, 2/8/2061	105,000	73,920
4.23%, 11/6/2028	100,000	100,343
4.81%, 2/13/2033	109,000	110,366
4.89%, 9/11/2033	53,000	53,940
Security Description	Principal Amount	Value
BP Capital Markets PLC 3.28%, 9/19/2027	$70,000	$68,585
Chevron Corp. 2.24%, 5/11/2030	74,000	67,182
ConocoPhillips 6.50%, 2/1/2039	74,000	85,379
Continental Resources, Inc. 5.75%, 1/15/2031 (a)	70,000	71,606
Diamondback Energy, Inc. 5.75%, 4/18/2054	76,000	76,545
Exxon Mobil Corp.:
2.61%, 10/15/2030	130,000	119,808
3.10%, 8/16/2049	55,000	40,465
3.45%, 4/15/2051	130,000	100,746
3.48%, 3/19/2030	85,000	82,547
4.11%, 3/1/2046	126,000	112,275
4.23%, 3/19/2040	70,000	65,510
4.33%, 3/19/2050	152,000	137,538
Occidental Petroleum Corp.:
6.45%, 9/15/2036	83,000	89,454
6.63%, 9/1/2030	77,000	83,081
Shell International Finance BV:
2.38%, 11/7/2029	70,000	64,782
2.75%, 4/6/2030	77,000	71,652
3.25%, 4/6/2050	100,000	73,851
3.88%, 11/13/2028	70,000	69,792
4.00%, 5/10/2046	128,000	109,566
4.13%, 5/11/2035	7,000	6,785
6.38%, 12/15/2038	147,000	170,385
TotalEnergies Capital SA 5.49%, 4/5/2054	84,000	86,820
		2,517,822
OIL & GAS SERVICES — 0.2%
Halliburton Co. 5.00%, 11/15/2045	82,000	78,549
PHARMACEUTICALS — 9.4%
AbbVie, Inc.:
2.95%, 11/21/2026	194,000	189,924
3.20%, 11/21/2029	269,000	257,165
4.05%, 11/21/2039	182,000	168,106
4.25%, 11/21/2049	279,000	249,816
4.70%, 5/14/2045	113,000	109,199
5.05%, 3/15/2034	143,000	149,295
5.40%, 3/15/2054	158,000	167,611
AstraZeneca PLC:
1.38%, 8/6/2030	60,000	51,586
6.45%, 9/15/2037	134,000	156,715
Bayer U.S. Finance II LLC 4.38%, 12/15/2028 (a)	168,000	165,745
Bristol-Myers Squibb Co.:
4.25%, 10/26/2049	180,000	158,112
5.55%, 2/22/2054	139,000	147,412
Cigna Group:
4.38%, 10/15/2028	177,000	177,674
4.90%, 12/15/2048	147,000	138,430

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
CVS Health Corp.:
4.30%, 3/25/2028	$240,000	$239,284
4.78%, 3/25/2038	245,000	230,895
5.05%, 3/25/2048	383,000	349,650
5.13%, 7/20/2045	170,000	158,261
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	134,000	155,663
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	131,000	132,918
4.65%, 5/19/2030	207,000	212,137
4.75%, 5/19/2033	236,000	240,560
5.11%, 5/19/2043	142,000	144,315
5.30%, 5/19/2053	281,000	290,355
5.34%, 5/19/2063	196,000	201,014
		4,641,842
PIPELINES — 4.2%
Cheniere Energy Partners LP:
4.00%, 3/1/2031	143,000	135,310
4.50%, 10/1/2029	7,000	6,885
Cheniere Energy, Inc.:
4.63%, 10/15/2028	73,000	72,553
5.65%, 4/15/2034 (a) (b)	76,000	78,711
Columbia Pipelines Operating Co. LLC 6.04%, 11/15/2033 (a)	68,000	72,636
Enbridge, Inc. 5.70%, 3/8/2033	109,000	114,885
Energy Transfer LP:
3.75%, 5/15/2030	65,000	62,101
5.00%, 5/15/2050	100,000	90,262
5.25%, 4/15/2029	70,000	71,986
5.75%, 2/15/2033	73,000	76,533
5.95%, 5/15/2054	84,000	86,006
6.25%, 4/15/2049	90,000	94,696
6.55%, 12/1/2033	66,000	72,861
Kinder Morgan, Inc.:
5.20%, 6/1/2033	73,000	73,927
5.55%, 6/1/2045	84,000	82,986
MPLX LP:
2.65%, 8/15/2030	76,000	68,378
4.50%, 4/15/2038	100,000	92,395
4.70%, 4/15/2048	86,000	75,080
4.95%, 3/14/2052	72,000	64,632
5.50%, 6/1/2034	48,000	49,322
5.50%, 2/15/2049	66,000	64,217
ONEOK, Inc.:
6.05%, 9/1/2033	73,000	77,979
6.63%, 9/1/2053	82,000	90,955
Sabine Pass Liquefaction LLC:
4.50%, 5/15/2030	85,000	84,771
5.00%, 3/15/2027	68,000	68,886
Williams Cos., Inc.:
2.60%, 3/15/2031	66,000	58,321
Security Description	Principal Amount	Value
3.75%, 6/15/2027	$75,000	$73,908
		2,061,182
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	80,000	77,813
VICI Properties LP 5.13%, 5/15/2032	76,000	76,324
		154,137
RETAIL — 4.0%
Costco Wholesale Corp. 1.60%, 4/20/2030	82,000	72,381
Home Depot, Inc.:
2.70%, 4/15/2030	70,000	65,101
2.95%, 6/15/2029	82,000	78,279
3.35%, 4/15/2050	76,000	58,407
3.63%, 4/15/2052	68,000	54,654
4.25%, 4/1/2046	145,000	125,429
4.50%, 12/6/2048	49,000	45,810
4.95%, 6/25/2034	118,000	122,670
5.30%, 6/25/2054	7,000	7,355
5.88%, 12/16/2036	152,000	169,983
Lowe's Cos., Inc.:
2.63%, 4/1/2031	95,000	85,452
3.00%, 10/15/2050	32,000	21,745
3.10%, 5/3/2027	70,000	68,265
3.65%, 4/5/2029	7,000	6,831
3.70%, 4/15/2046	85,000	67,514
3.75%, 4/1/2032	70,000	66,814
4.05%, 5/3/2047	62,000	51,933
4.25%, 4/1/2052	93,000	78,662
5.63%, 4/15/2053	103,000	107,163
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	77,000	60,683
Series MTN, 4.88%, 12/9/2045	89,000	86,350
Walmart, Inc.:
1.80%, 9/22/2031 (b)	110,000	95,635
2.65%, 9/22/2051	120,000	82,479
3.70%, 6/26/2028	32,000	31,979
4.05%, 6/29/2048	99,000	89,021
4.10%, 4/15/2033	28,000	28,090
4.50%, 4/15/2053	68,000	65,646
5.25%, 9/1/2035	63,000	68,449
		1,962,780
SEMICONDUCTORS — 0.8%
Broadcom, Inc.:
3.14%, 11/15/2035 (a)	135,000	115,359
3.47%, 4/15/2034 (a)	160,000	144,250
3.50%, 2/15/2041 (a)	165,000	135,587
		395,196
SOFTWARE — 3.6%
Fiserv, Inc.:
3.50%, 7/1/2029	15,000	14,488
5.63%, 8/21/2033	80,000	84,750

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Microsoft Corp.:
2.53%, 6/1/2050	$301,000	$206,446
2.68%, 6/1/2060	175,000	115,520
2.92%, 3/17/2052	305,000	223,873
3.30%, 2/6/2027	192,000	190,236
Oracle Corp.:
2.88%, 3/25/2031	150,000	136,471
2.95%, 4/1/2030	175,000	162,756
3.60%, 4/1/2040	142,000	117,984
3.60%, 4/1/2050	220,000	167,290
3.85%, 4/1/2060	145,000	109,125
3.95%, 3/25/2051	160,000	128,704
4.00%, 7/15/2046	147,000	121,886
		1,779,529
TELECOMMUNICATIONS — 7.7%
AT&T, Inc.:
2.55%, 12/1/2033	160,000	134,805
2.75%, 6/1/2031	137,000	123,805
3.50%, 9/15/2053	345,000	253,057
3.55%, 9/15/2055	342,000	249,661
3.65%, 6/1/2051	155,000	118,496
3.65%, 9/15/2059	311,000	225,551
3.80%, 12/1/2057	309,000	233,643
4.30%, 2/15/2030	150,000	149,744
4.35%, 3/1/2029	172,000	173,012
T-Mobile USA, Inc.:
3.75%, 4/15/2027	177,000	174,851
3.88%, 4/15/2030	340,000	330,751
4.50%, 4/15/2050	275,000	244,343
Verizon Communications, Inc.:
2.36%, 3/15/2032	187,000	161,097
2.55%, 3/21/2031	213,000	190,200
2.65%, 11/20/2040	143,000	105,310
2.99%, 10/30/2056	145,000	95,059
3.40%, 3/22/2041	220,000	179,508
3.55%, 3/22/2051	214,000	165,431
3.70%, 3/22/2061	171,000	129,345
4.02%, 12/3/2029	190,000	187,192
4.33%, 9/21/2028	166,000	166,804
		3,791,665
TRANSPORTATION — 0.7%
Burlington Northern Santa Fe LLC:
5.20%, 4/15/2054	72,000	74,462
5.50%, 3/15/2055	66,000	71,202
Canadian Pacific Railway Co. 3.10%, 12/2/2051	80,000	57,204
Union Pacific Corp. 3.25%, 2/5/2050	89,000	67,092
Security Description	Principal Amount	Value
United Parcel Service, Inc. 6.20%, 1/15/2038	$82,000	$93,637
		363,597
TOTAL CORPORATE BONDS & NOTES (Cost $46,684,245)		48,447,129
	Shares
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.98% (d) (e)	385,704	385,704
State Street Navigator Securities Lending Portfolio II (f) (g)	843,600	843,600
TOTAL SHORT-TERM INVESTMENTS (Cost $1,229,304)		1,229,304
TOTAL INVESTMENTS — 100.7% (Cost $47,913,549)		49,676,433
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(337,932)
NET ASSETS — 100.0%		$49,338,501
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.1% of net assets as of September 30, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2024.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2024.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended September 30, 2024 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to Schedule of Investments.

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2024.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$48,447,129	$—	$48,447,129
Short-Term Investments	1,229,304	—	—	1,229,304
TOTAL INVESTMENTS	$1,229,304	$48,447,129	$—	$49,676,433

Affiliate Table
	Number of Shares Held at 6/30/24	Value at 6/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/24	Value at 9/30/24	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	223,056	$223,123	$1,013,223	$1,236,376	$15	$15	—	$—	$2,272
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	578,753	193,049	—	—	385,704	385,704	1,033
State Street Navigator Securities Lending Portfolio II	1,523,860	1,523,860	9,779,128	10,459,388	—	—	843,600	843,600	784
Total		$1,746,983	$11,371,104	$11,888,813	$15	$15		$1,229,304	$4,089
See accompanying notes to Schedule of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2024 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of September 30, 2024, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2024 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2024, are disclosed in the Funds' respective Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at https://www.ssga.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.